   As filed with the Securities and Exchange Commission on January 11, 1996

                                                    Registration No. 33-26305
 ----------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   Form N-1A


          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [x]


                         PRE-EFFECTIVE AMENDMENT NO. __               [_]

                   POST-EFFECTIVE AMENDMENT NO. 20                    [x]


                                      and

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [x]


                                AMENDMENT NO. 22                      [x]


                         ______________________________


                            COMPASS CAPITAL FUNDS(R)

                          (Formerly, The PNC(R) Fund)

               (Exact Name of Registrant as Specified in Charter)

     Bellevue Corporate Center          Edward J. Roach
     400 Bellevue Parkway               Bellevue Corporate Center
     Suite 100                          400 Bellevue Parkway
     Wilmington, Delaware 19809         Suite 100
     (Address of Principal Executive    Wilmington, Delaware 19809
      Offices)                          (Name and Address of Agent
     Registrant's Telephone Number:      for Service)
      (302) 792-2555
                                   Copies to:

                             Morgan R. Jones, Esq.
                            DRINKER BIDDLE & REATH
                      Philadelphia National Bank Building
                             1345 Chestnut Street
                          Philadelphia, PA 19107-3496
                         ____________________________

It is proposed that this filing will become effective (check appropriate box)
     [x] immediately upon filing pursuant to paragraph (b)
     [ ] on (date) pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(i)
     [ ] on (date) pursuant to paragraph (a)(i)
     [ ] 75 days after filing pursuant to paragraph (a)(ii)
     [ ] on (date) pursuant to paragraph (a)(ii) of rule 485.

If appropriate, check the following box:

     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


     Registrant has previously registered an indefinite number of shares of beneficial interest under the Securities Act of 1933, as amended, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. Registrant's initial 24f-2 Notice for its fiscal year ended September 30, 1995 was filed on November 14, 1995.

     This Registration Statement has also been executed by The DFA Investment Trust Company.

                            COMPASS CAPITAL FUNDS(R)
                          (FORMERLY, THE PNC(R) FUND)
                          INSTITUTIONAL SHARES OF THE
                            MONEY MARKET PORTFOLIO,
                     U.S. TREASURY MONEY MARKET PORTFOLIO,
                       MUNICIPAL MONEY MARKET PORTFOLIO,
                  NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO,
                NORTH CAROLINA MUNICIPAL MONEY MARKET PORTFOLIO,
                     OHIO MUNICIPAL MONEY MARKET PORTFOLIO,
               PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO AND
                   VIRGINIA MUNICIPAL MONEY MARKET PORTFOLIO)
                             CROSS REFERENCE SHEET


           FORM N-1A ITEM                               LOCATION
           --------------                               --------

           PART A                                       PROSPECTUS

     1.    Cover page.............................      Cover Page

     2.    Synopsis...............................      What Are The Expenses Of
                                                        The Portfolios?

     3.    Condensed Financial Information........      What Are The Portfolios'
                                                        Financial Highlights?

     4.    General Description of Registrant......      Cover Page; What Are The
                                                        Portfolios?; What
                                                        Additional Investment
                                                        Policies Apply?; What
                                                        Are The Portfolios'
                                                        Fundamental Investment
                                                        Limitations?

     5.     Management of the Fund................      Who Manages The Fund?

     5A.    Managements Discussion of Fund
            Performance...........................      Inapplicable

     6.     Capital Stock and Other Securities....      How Frequently Are
                                                        Dividends And
                                                        Distributions Made To
                                                        Investors?; How Are Fund
                                                        Distributions Taxed?;
                                                        How Is The Fund
                                                        Organized?

     7.     Purchase of Securities Being Offered..      How Are Shares Purchased
                                                        And Redeemed?; How Is
                                                        Net Asset Value
                                                        Calculated?; How Is The
                                                        Fund Organized?

     8.     Redemption or Repurchase..............      How Are Shares Purchased
                                                        and Redeemed?

     9.     Legal Proceedings.....................      Inapplicable

[ART]

PROSPECTUS

        MONEY MARKET
        PORTFOLIOS


        Institutional Shares


        COMPASS
        --------------------
        [LOGO] CAPITAL FUNDS


N O T    Investments are not FDIC insured, are
FDIC     not deposits or obligations of any bank,
INSURED  and involve risk including
         possible loss of principal.

The Money Market Portfolios Institutional Shares                January 16, 1996
--------------------------------------------------------------------------------
                Compass Capital Funds SM ("Compass Capital" or the "Fund") consist of twenty-eight investment portfolios. This Prospectus describes the Institutional Shares of eight of those portfo-lios (the "Portfolios"):

                 Money Market Portfolio
                 U.S. Treasury Money Market Portfolio
                 Municipal Money Market Portfolio
                 New Jersey Municipal Money Market Portfolio
                 North Carolina Municipal Money Market Portfolio Ohio Municipal Money Market Portfolio Pennsylvania Municipal Money Market Portfolio Virginia Municipal Money Market Portfolio

                This Prospectus contains information that a prospective in-vestor needs to know before investing. Please keep it for fu-ture reference. A Statement of Additional Information dated January 16, 1996 has been filed with the Securities and Ex-change Commission (the "SEC"). The Statement of Additional In-formation may be obtained free of charge from the Fund by calling (800) 441-7764. The Statement of Additional Informa-tion, as supplemented from time to time, is incorporated by reference into this Prospectus.

                SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND ARE NOT INSURED BY, GUARANTEED BY, OBLI-GATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENTS IN THE PORTFOLIOS INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. THERE CAN BE NO ASSURANCE THAT THE PORTFOLIOS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. SHARES OF THE STATE-SPECIFIC MUNICIPAL PORTFOLIOS LISTED ABOVE ARE INTENDED ONLY FOR RESIDENTS OF THE RESPECTIVE STATES INDICATED.

The Money Market Portfolios Of Compass Capital Funds
--------------------------------------------------------------------------------
              The Money Market Portfolios of COMPASS CAPITAL FUNDS consist of eight short-term investment alternatives. Two of these Portfo-lios invest solely in taxable instruments, and six of these Portfolios invest in tax-exempt instruments. A detailed descrip-tion of each Portfolio begins on page 15.

              COMPASS
              CAPITAL
              PORTFOLIO          LIPPER PEER GROUP


              Money Market       Institutional Money Market Instrument Funds

              U.S. Treasury      Institutional U.S. Treasury Money Market Funds
               Money Market

              Municipal          Institutional Tax-Exempt Money Market Funds
               Money Market

              NJ Municipal       NJ Tax-Exempt Money Market Funds
               Money Market

              NC Municipal       Other States Tax-Exempt Money Market Funds
               Money Market

              OH Municipal       Ohio Tax-Exempt Money Market Funds
               Money Market

              PA Municipal       PA Tax-Exempt Money Market Funds
               Money Market

              VA Municipal       Other States Tax-Exempt Money Market Funds
               Money Market

              PNC Asset Management Group, Inc. ("PAMG") serves as the Fund's investment adviser. PNC Institutional Management Corporation ("PIMC") serves as the sub-adviser to the Portfolios as de-scribed in this Prospectus.

UNDERSTANDING This Prospectus has been crafted to provide detailed, accurate
THE COMPASS   and comprehensive information on the Compass Capital Portfolios.
CAPITAL       We intend this document to be an effective tool as you explore
MONEY         different directions in money market investing. You may wish to
MARKET        use the table of contents on page 4 to find descriptions of the
PORTFOLIOS    Portfolios, including the investment objectives, portfolio man-
              agement styles, risks and charges and expenses.

CONSIDERING   There can be no assurance that any mutual fund will achieve its
THE RISKS     investment objective, or that any Portfolio will be able to
IN MONEY      maintain a stable net asset value of $1.00 per share. Certain
MARKET        Portfolios may invest in U.S. dollar-denominated instruments of
INVESTING     foreign issuers or municipal securities backed by the credit of foreign banks, which may be subject to risks in addition to those inherent in U.S. investments. Each state-specific munici-pal Portfolio will concentrate in the securities of issuers lo-cated in a particular state, and is non-diversified, which means that its performance may be dependent upon the performance of a smaller number of securities than the other Portfolios, which are considered diversified. See "What Additional Investment Pol-icies And Risks Apply?"

INVESTING     For information on how to purchase and redeem shares of the
IN THE        Portfolios, see "How Are Shares Purchased And Redeemed?"
COMPASS
CAPITAL
FUNDS

Asking The Key Questions
--------------------------------------------------------------------------------

                                                                          PAGE
            What Are The Expenses Of The Portfolios?.....................   5
            What Are The Portfolios' Financial Highlights?...............   7
            What Are The Portfolios?.....................................  15
            What Additional Investment Policies And Risks Apply?.........  19
            What Are The Portfolios' Fundamental Investment
             Limitations?................................................  25
            Who Manages The Fund?........................................  27
            How Are Shares Purchased And Redeemed?.......................  30
            How Is Net Asset Value Calculated?...........................  32
            How Frequently Are Dividends And Distributions Made To
             Investors?..................................................  33
            How Are Fund Distributions Taxed?............................  34
            How Is The Fund Organized?...................................  39
            How Is Performance Calculated?...............................  40
            How Can I Get More Information?..............................  41

What Are The Expenses Of The Portfolios?
--------------------------------------------------------------------------------
Below is a summary of the annual operating expenses expected to be incurred by Institutional Shares of the Portfolios after fee waivers for the current fiscal year ending September 30, 1996 as a percentage of average daily net assets. An example based on the summary is also shown.

                                                                        NEW
                                                                      JERSEY
                                       U.S. TREASURY    MUNICIPAL    MUNICIPAL
                              MONEY        MONEY          MONEY        MONEY
                             MARKET       MARKET         MARKET       MARKET
                            PORTFOLIO    PORTFOLIO      PORTFOLIO    PORTFOLIO
ANNUAL PORTFOLIO OPERATING
 EXPENSES (AS A PERCENTAGE
 OF AVERAGE NET ASSETS)
Advisory fees (after fee
 waivers) (/1/)                   .06%           .06%           .06%       .05%
Other operating expenses          .23            .23            .23        .24
                                 ----         ------         ------       ----
 Administration fees (after
  fee waivers)(/1/)          .13          .12            .11          .02
 Other expenses              .10          .11            .12          .22
                            ----       ------         ------         ----
Total Portfolio operating
 expenses (after fee
 waivers)(/1/)                    .29%           .29%           .29%       .29%
                                 ====         ======         ======       ====
                              NORTH
                            CAROLINA       OHIO       PENNSYLVANIA   VIRGINIA
                            MUNICIPAL    MUNICIPAL      MUNICIPAL    MUNICIPAL
                              MONEY        MONEY          MONEY        MONEY
                             MARKET       MARKET         MARKET       MARKET
                            PORTFOLIO    PORTFOLIO      PORTFOLIO    PORTFOLIO
ANNUAL PORTFOLIO OPERATING
 EXPENSES (AS A PERCENTAGE
 OF AVERAGE NET ASSETS)
Advisory fees (after fee
 waivers)(/1/)                    .06%           .06%           .06%       .05%
Other operating expenses          .23            .23            .23        .24
                                 ----         ------         ------       ----
 Administration fees (after
  fee waivers)(/1/)          .05          .10            .12          .02
 Other expenses              .18          .13            .11          .22
                            ----       ------         ------         ----
Total Portfolio operating
 expenses (after fee
 waivers)(/1/)                    .29%           .29%           .29%       .29%
                                 ====         ======         ======       ====

(1) Without waivers, advisory fees would be .44% for the Money Market Portfolio and .45% for each of the other Portfolios and administration fees would be .17% for the Money Market Portfolio and .18% for each of the other Portfo-lios. PAMG and the Portfolios' administrators are under no obligation to waive or continue waiving their fees, but have informed the Fund that they expect to waive fees as necessary to maintain the Portfolios' total operat-ing expenses during the remainder of the current fiscal year at the levels set forth in the table. The information in the table is based on the advi-sory fees, administration fees and other expenses payable after fee waivers for the fiscal year ended September 30, 1995, as restated to reflect cur-rent expenses and revised fee waivers. Without waivers, "Other operating expenses" would be .26%, .28%, .29%, .39%, .35%, .30%, .28% and .39%, re-
    spectively, and "Total Portfolio operating expenses" would be .70%, .73%, .74%, .84%, .80%, .75%, .73% and .84%, respectively.

EXAMPLE

An investor in Institutional Shares would pay the following expenses on a $1,000 investment assuming (1) a 5% annual return, and (2) redemption at the end of each time period:

                          ONE YEAR THREE YEARS FIVE YEARS TEN YEARS
Money Market                $ 3        $ 9        $16        $37
U.S. Treasury Money
 Market                       3          9         16         37
Municipal Money Market        3          9         16         37
New Jersey Municipal
 Money Market                 3          9         16         37
North Carolina Municipal
 Money Market                 3          9         16         37
Ohio Municipal Money
 Market                       3          9         16         37
Pennsylvania Municipal
 Money Market                 3          9         16         37
Virginia Municipal Money
 Market                       3          9         16         37

The foregoing Table and Example are intended to assist investors in understand-ing the expenses the Portfolios pay. Investors bear these expenses either di-rectly or indirectly. They do not reflect any charges that may be imposed by affiliates of the Portfolios' investment adviser or other institutions directly on their customer accounts in connection with investments in the Portfolios.

THE EXAMPLE SHOWN ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE IN-VESTMENT RETURN OR OPERATING EXPENSES. ACTUAL INVESTMENT RETURN AND OPERATING EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

What Are The Portfolios' Financial Highlights?
--------------------------------------------------------------------------------
              The following financial information has been derived from the financial statements incorporated by reference into the State-ment of Additional Information and, except for the period March
              1, 1995 through August 31, 1995 with respect to the New Jersey Municipal Money Market Portfolio, has been audited by the Port-folios' independent accountant. This financial information should be read together with those financial statements. For the periods shown, the New Jersey Municipal Money Market Portfolio offered only one class of shares to both institutional and re-tail investors. Further information about the performance of the Portfolios is available in the Fund's annual shareholder re-ports. Both the Statement of Additional Information and the an-nual shareholder reports may be obtained from the Fund free of charge by calling (800) 441-7764.

Financial Highlights
--------------------------------------------------------------------------------
(FOR AN INSTITUTIONAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                             MONEY MARKET PORTFOLIO

                                                                  FOR THE
                                                                  PERIOD
                                               YEAR      YEAR    8/2/93/1/
                                              ENDED     ENDED     THROUGH
                                             9/30/95   9/30/94    9/30/93
NET ASSET VALUE AT BEGINNING OF PERIOD       $   1.00  $   1.00  $   1.00
                                             --------  --------  --------
Income from investment operations
 Net investment income                         0.0564    0.0359    0.0054
 Net realized gain (loss) on investments          - -       - -       - -
                                             --------  --------  --------
 Total from investment operations              0.0564    0.0359    0.0054
                                             --------  --------  --------
LESS DISTRIBUTIONS
 Distributions from net investment income     (0.0564)  (0.0359)  (0.0054)
 Distributions from net realized capital
  gains                                           - -       - -       - -
                                             --------  --------  --------
 Total distributions                          (0.0564)  (0.0359)  (0.0054)
                                             --------  --------  --------
NET ASSET VALUE AT END OF PERIOD             $   1.00  $   1.00  $   1.00
                                             ========  ========  ========
Total return                                     5.79%     3.64%     0.54%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in thousands)  $654,157  $502,972  $435,586
 Ratios of expenses to average net assets
 After advisory/administration fee waivers       0.27%     0.25%     0.27%/2/
 Before advisory/administration fee waivers      0.64%     0.66%     0.38%/2/
 Ratios of net investment income to average
  net assets
 After advisory/administration fee waivers       5.66%     3.64%     3.01%/2/
 Before advisory/administration fee waivers      5.28%     3.23%     2.90%/2/

/1/Commencement of operations.
/2/Annualized.

--------------------------------------------------------------------------------
(FOR AN INSTITUTIONAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                      U.S. TREASURY MONEY MARKET PORTFOLIO
               (FORMERLY, THE GOVERNMENT MONEY MARKET PORTFOLIO)

                                                                  FOR THE
                                                                  PERIOD
                                               YEAR      YEAR    8/2/93/1/
                                              ENDED     ENDED     THROUGH
                                             9/30/95   9/30/94    9/30/93
NET ASSET VALUE AT BEGINNING OF PERIOD       $   1.00  $   1.00  $   1.00
                                             --------  --------  --------
Income from investment operations
 Net investment income                         0.0555    0.0357    0.0049
 Net realized gain (loss) on investments          - -       - -       - -
                                             --------  --------  --------
 Total from investment operations              0.0555    0.0357    0.0049
                                             --------  --------  --------
LESS DISTRIBUTIONS
 Distributions from net investment income     (0.0555)  (0.0357)  (0.0049)
 Distributions from net realized capital
  gains                                           - -       - -       - -
                                             --------  --------  --------
 Total distributions                          (0.0555)  (0.0357)  (0.0049)
                                             --------  --------  --------
NET ASSET VALUE AT END OF PERIOD             $   1.00  $   1.00  $   1.00
                                             ========  ========  ========
Total return                                     5.69%     3.63%     0.49%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in thousands)  $120,540  $ 37,519  $ 13,513
 Ratios of expenses to average net assets
 After advisory/administration fee waivers       0.27%     0.25%     0.25%/2/
 Before advisory/administration fee waivers      0.69%     0.70%     0.38%/2/
 Ratios of net investment income to average
  net assets
 After advisory/administration fee waivers       5.64%     3.69%     3.01%/2/
 Before advisory/administration fee waivers      5.22%     3.24%     2.88%/2/

/1/Commencement of operations.
/2/Annualized.

--------------------------------------------------------------------------------
(FOR AN INSTITUTIONAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                        MUNICIPAL MONEY MARKET PORTFOLIO

                                                                  FOR THE
                                                                  PERIOD
                                               YEAR      YEAR    8/2/93/1/
                                              ENDED     ENDED     THROUGH
                                             9/30/95   9/30/94    9/30/93
NET ASSET VALUE AT BEGINNING OF PERIOD       $   1.00  $   1.00  $   1.00
                                             --------  --------  --------
Income from investment operations
 Net investment income                         0.0364    0.0246    0.0040
 Net realized gain (loss) on investments          - -       - -       - -
                                             --------  --------  --------
 Total from investment operations              0.0364    0.0246    0.0040
                                             --------  --------  --------
LESS DISTRIBUTIONS
 Distributions from net investment income     (0.0364)  (0.0246)  (0.0040)
 Distributions from net realized capital
  gains                                           - -       - -       - -
                                             --------  --------  --------
 Total distributions                          (0.0364)  (0.0246)  (0.0040)
                                             --------  --------  --------
NET ASSET VALUE AT END OF PERIOD             $   1.00  $   1.00  $   1.00
                                             ========  ========  ========
Total return                                     3.70%     2.48%     0.40%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in thousands)  $ 53,778  $ 30,608  $ 39,148
 Ratios of expenses to average net assets
 After advisory/administration fee waivers       0.27%     0.25%     0.25%/2/
 Before advisory/administration fee waivers      0.71%     0.73%     0.36%/2/
 Ratios of net investment income to average
  net assets
 After advisory/administration fee waivers       3.64%     2.48%     2.45%/2/
 Before advisory/administration fee waivers      3.20%     2.01%     2.34%/2/

/1/Commencement of operations.
/2/Annualized.

--------------------------------------------------------------------------------
(FOR AN INSTITUTIONAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                     OHIO MUNICIPAL MONEY MARKET PORTFOLIO

                                                                  FOR THE
                                                                   PERIOD
                                               YEAR      YEAR    6/10/93/1/
                                              ENDED     ENDED     THROUGH
                                             9/30/95   9/30/94    9/30/93
NET ASSET VALUE AT BEGINNING OF PERIOD       $   1.00  $   1.00   $   1.00
                                             --------  --------   --------
Income from investment operations
 Net investment income                         0.0363    0.0252     0.0073
 Net realized gain (loss) on investments          - -       - -        - -
                                             --------  --------   --------
 Total from investment operations              0.0363    0.0252     0.0073
                                             --------  --------   --------
LESS DISTRIBUTIONS
 Distributions from net investment income     (0.0363)  (0.0252)   (0.0073)
 Distributions from net realized capital
  gains                                           - -       - -        - -
                                             --------  --------   --------
 Total distributions                          (0.0363)  (0.0252)   (0.0073)
                                             --------  --------   --------
NET ASSET VALUE AT END OF PERIOD             $   1.00  $   1.00   $   1.00
                                             ========  ========   ========
Total return                                     3.69%     2.55%      0.73%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in thousands)  $ 23,679  $ 10,521   $ 12,026
 Ratios of expenses to average net assets
 After advisory/administration fee waivers       0.27%     0.13%      0.10%/2/
 Before advisory/administration fee waivers      0.73%     0.77%      0.83%/2/
 Ratios of net investment income to average
  net assets
 After advisory/administration fee waivers       3.66%     2.56%      2.45%/2/
 Before advisory/administration fee waivers      3.20%     1.93%      1.72%/2/

/1/Commencement of operations.
/2/Annualized.

--------------------------------------------------------------------------------
(FOR AN INSTITUTIONAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                 PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO

                                                                  FOR THE
                                                                  PERIOD
                                               YEAR      YEAR    6/1/93/1/
                                              ENDED     ENDED     THROUGH
                                             9/30/95   9/30/94    9/30/93
NET ASSET VALUE AT BEGINNING OF PERIOD       $   1.00  $   1.00  $   1.00
                                             --------  --------  --------
Income from investment operations
 Net investment income                         0.0355    0.0247    0.0078
 Net realized gain (loss) on investments          - -       - -       - -
                                             --------  --------  --------
 Total from investment operations              0.0355    0.0247    0.0078
                                             --------  --------  --------
LESS DISTRIBUTIONS
 Distributions from net investment income     (0.0355)  (0.0247)  (0.0078)
 Distributions from net realized capital
  gains                                           - -       - -       - -
                                             --------  --------  --------
 Total distributions                          (0.0355)  (0.0247)  (0.0078)
                                             --------  --------  --------
NET ASSET VALUE AT END OF PERIOD             $   1.00  $   1.00  $   1.00
                                             ========  ========  ========
Total return                                     3.61%     2.49%     0.78%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in thousands)  $233,414  $158,102  $  2,242
 Ratios of expenses to average net assets
 After advisory/administration fee waivers       0.26%     0.16%     0.09%/2/
 Before advisory/administration fee waivers      0.68%     0.73%     0.97%/2/
 Ratios of net investment income to average
  net assets
 After advisory/administration fee waivers       3.54%     2.64%     2.15%/2/
 Before advisory/administration fee waivers      3.12%     2.07%     1.27%/2/

/1/Commencement of operations.
/2/Annualized.

--------------------------------------------------------------------------------
(FOR AN INSTITUTIONAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                            NORTH CAROLINA MUNICIPAL        VIRGINIA MUNICIPAL
                             MONEY MARKET PORTFOLIO       MONEY MARKET PORTFOLIO
                                                FOR THE                  FOR THE
                                                PERIOD                    PERIOD
                             YEAR      YEAR    5/4/93/1/     YEAR       7/25/94/1/
                            ENDED     ENDED     THROUGH     ENDED        THROUGH
                           9/30/95   9/30/94    9/30/93    9/30/95       9/30/94
NET ASSET VALUE AT
 BEGINNING OF PERIOD       $   1.00  $   1.00  $   1.00   $      1.00   $      1.00
                           --------  --------  --------   -----------   -----------
Income from investment
 operations
 Net investment income       0.0359    0.0249    0.0097        0.0368        0.0053
 Net realized gain (loss)
  on investments                - -       - -       - -           - -           - -
                           --------  --------  --------   -----------   -----------
 Total from investment
  operations                 0.0359    0.0249    0.0097        0.0368        0.0053
                           --------  --------  --------   -----------   -----------
LESS DISTRIBUTIONS
 Distributions from net
  investment income         (0.0359)  (0.0249)  (0.0097)      (0.0368)      (0.0053)
 Distributions from net
  realized capital gains        - -       - -       - -           - -           - -
                           --------  --------  --------   -----------   -----------
 Total distributions        (0.0359)  (0.0249)  (0.0097)                    (0.0053)
                           --------  --------  --------   -----------   -----------
NET ASSET VALUE AT END OF
 PERIOD                    $   1.00  $   1.00  $   1.00   $      1.00   $      1.00
                           ========  ========  ========   ===========   ===========
Total return                   3.65%     2.52%     0.97%         3.74%         0.53%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period (in thousands)    $ 76,673  $ 69,673  $ 34,135   $    24,409   $    13,831
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                  0.21%     0.10% 0.10%/2/          0.10%         0.10%/2/
 Before
  advisory/administration
  fee waivers                  0.74%     0.76% 0.81%/2/          0.95%         1.02%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                  3.61%     2.53% 2.35%/2/          3.71%         2.89%/2/
 Before
  advisory/administration
  fee waivers                  3.08%     1.87% 1.64%/2/          2.86%         1.97%/2/

/1/Commencement of operations.
/2/Annualized.

--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                  NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO+

                                                                              FOR THE
                             PERIOD                                           PERIOD
                              ENDED      FISCAL YEAR FISCAL YEAR FISCAL YEAR 7/1/91/1/
                             8/31/95        ENDED       ENDED       ENDED       TO
                           (UNAUDITED)    02/28/95    02/28/94    02/28/93   02/28/92
NET ASSET VALUE AT
 BEGINNING OF PERIOD         $  1.00       $  1.00     $  1.00     $  1.00    $  1.00
                             -------       -------     -------     -------    -------
Income from investment
 operations
 Net investment income          0.02          0.02        0.02        0.02       0.02
 Net realized gain (loss)
  on investments                 - -           - -         - -         - -        - -
                             -------       -------     -------     -------    -------
 Total from investment
  operations                    0.02          0.02        0.02        0.02       0.02
                             -------       -------     -------     -------    -------
LESS DISTRIBUTIONS
 Distributions from net
  investment income            (0.02)        (0.02)      (0.02)      (0.02)     (0.02)
                             -------       -------     -------     -------    -------
 Distributions from net
  realized capital gains         - -           - -         - -         - -        - -
                             -------       -------     -------     -------    -------
 Total distributions           (0.02)        (0.02)      (0.02)      (0.02)     (0.02)
NET ASSET VALUE AT END OF
 PERIOD                      $  1.00       $  1.00     $  1.00     $  1.00    $  1.00
                             =======       =======     =======     =======    =======
Total return                    3.36%         2.46%       1.79%       2.19%      3.53%/2/
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period (in thousands)      $49,628       $43,610     $39,408     $38,836    $35,005
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                   0.68%/2/      0.63%       0.65%       0.73%      0.47%/2/
 Before
  advisory/administration
  fee waivers                   0.68%/2/      0.70%       0.72%       0.76%      0.62%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                   3.30%/2/      2.46%       1.77%       2.17%      3.44%/2/
 Before
  advisory/administration
  fee waivers                   3.30%/2/      2.39%       1.70%       2.14%      3.29%/2/

+The Portfolio commenced operations on July 1, 1991 as the New Jersey Municipal Money Market Fund, a separate investment portfolio (the "Predecessor New Jersey Municipal Money Market Portfolio") of Compass Capital Group, which was orga-nized as a Massachusetts business trust. On January 12, 1996, the assets and liabilities of the Predecessor New Jersey Municipal Money Market Portfolio were transferred to this Portfolio, and were combined with the assets of a pre-ex-isting portfolio of investments maintained by the Fund.
/1/Commencement of operations.
/2/Annualized.

What Are The Portfolios?
--------------------------------------------------------------------------------
              MONEY MARKET PORTFOLIO. The investment objective of the Money Market Portfolio is to provide as high a level of current inter-est income as is consistent with maintaining liquidity and sta-bility of principal. The Portfolio may invest in a broad range of short-term, high quality, U.S. dollar-denominated instru-ments, such as government, bank, commercial and other obliga-tions, that are available in the money markets. In particular, the Portfolio may invest in:

              (A) U.S. dollar-denominated obligations issued or supported by the credit of U.S. or foreign banks or savings institutions with total assets in excess of $1 billion (including obliga-tions of foreign branches of such banks);

              (B) high quality commercial paper and other obligations issued or guaranteed by U.S. and foreign corporations and other is-suers rated (at the time of purchase) A-2 or higher by Stan-dard & Poor's Ratings Group ("S&P"), Prime-2 or higher by Moody's Investors Service, Inc. ("Moody's"), Duff 2 or higher by Duff & Phelps Credit Co. ("D&P"), F-2 or higher by Fitch Investors Service, Inc. ("Fitch") or TBW-2 or higher by Thomson BankWatch, Inc. ("TBW"), as well as high quality corporate bonds rated (at the time of purchase) AA or higher by S&P, D&P, Fitch or TBW or Aa or higher by Moody's;

              (C) unrated notes, paper and other instruments that are of com-
                  parable quality as determined by the Portfolio's sub-adviser under guidelines established by the Fund's Board of Trust-ees;

              (D) asset-backed securities (including interests in pools of as-
                  sets such as mortgages, installment purchase obligations and credit card receivables);

              (E) securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentali-ties and related custodial receipts;

              (F) dollar-denominated securities issued or guaranteed by for-
                  eign governments or their political subdivisions, agencies or instrumentalities;

              (G) guaranteed investment contracts issued by highly-rated U.S.
                  insurance companies;

              (H) securities issued or guaranteed by state or local governmen-
                  tal bodies; and

              (I) repurchase agreements relating to the above instruments.

                U.S. TREASURY MONEY MARKET PORTFOLIO. The investment objective of the U.S. Treasury Money Market Portfolio is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. It pursues this objective by investing exclusively in short-term bills, notes and other obligations issued or guaranteed by the U.S. Treasury and repurchase agreements relating to such obliga-tions.

                MUNICIPAL PORTFOLIOS. The investment objective of the Munici-pal Money Market Portfolio is to provide as high a level of current interest income exempt from Federal income taxes as is consistent with maintaining liquidity and stability of princi-pal. It pursues this objective by investing substantially all of its assets in short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their political subdivisions, agencies, instrumentalities and authorities ("Municipal Obli-gations").

                The investment objective of the New Jersey Municipal Money Market Portfolio, North Carolina Municipal Money Market Port-folio, Ohio Municipal Money Market Portfolio, Pennsylvania Mu-nicipal Money Market Portfolio and Virginia Municipal Money Market Portfolio (the "State-Specific Municipal Portfolios") is, for each Portfolio, to seek as high a level of current in-come exempt from Federal, and to the extent possible, state income tax of the specific state in which a Portfolio concen-trates, as is consistent with maintaining liquidity and sta-bility of principal.

                The Municipal Money Market Portfolio and the State-Specific Municipal Portfolios (together, the "Municipal Portfolios") seek to achieve their investment objectives by primarily in-vesting in:

                (A) fixed and variable rate notes and similar debt instruments rated MIG-2, VMIG-2 or Prime-2 or higher by Moody's, SP-2 or A-2 or higher by S&P, AA or higher by D&P or F-2 or higher by Fitch;

                (B) tax-exempt commercial paper and similar debt instruments rated Prime-2 or higher by Moody's, A-2 or higher by S&P, Duff 2 or higher by D&P or F-2 or higher by Fitch;

                (C) municipal bonds rated Aa or higher by Moody's or AA or higher by S&P, D&P or Fitch;

                (D) unrated notes, paper or other instruments that are of com-
                    parable quality as determined by the Portfolios' sub-ad-viser under guidelines established by the Fund's Board of Trustees; and

                (E) municipal bonds and notes which are guaranteed as to prin-
                    cipal and interest by the U.S. Government or an agency or instrumentality thereof or which otherwise depend directly or indirectly on the credit of the United States.

              During normal market conditions, at least 80% of each Municipal Portfolio's net assets will be invested in securities which are Municipal Obligations. In addition, under normal conditions each State-Specific Municipal Portfolio intends to invest at least 65% of its net assets in Municipal Obligations of issuers lo-cated in the particular state indicated by its name ("State-Spe-cific Obligations"). The Municipal Money Market Portfolio in-tends, on the other hand, to invest less than 25% of its total assets in Municipal Obligations of issuers located in the same state. During temporary defensive periods, each Municipal Port-folio may invest without limitation in obligations that are not Municipal Obligations and may hold without limitation uninvested cash reserves.

              Each State-Specific Portfolio may invest without limitation in private activity bonds the interest on which is an item of tax preference for purposes of the Federal alternative minimum tax ("AMT Paper"). The Municipal Money Market Portfolio may invest up to 20% of its total assets in AMT Paper when added together with any taxable investments held by the Portfolio. Interest on AMT Paper that is received by taxpayers subject to the Federal alternative minimum tax is taxable.

              Each Municipal Portfolio may invest 25% or more of its net as-sets in Municipal Obligations the interest on which is paid solely from revenues of similar projects. To the extent a Port-folio's assets are invested in Municipal Obligations payable from the revenues of similar projects or are invested in private activity bonds, the Portfolio will be subject to the peculiar risks presented by the laws and economic conditions relating to such projects and bonds to a greater extent than it would be if its assets were not so invested.

              QUALITY, MATURITY AND DIVERSIFICATION. All securities acquired by the Portfolios will be determined at the time of purchase by the Portfolios' sub-adviser, under guidelines established by the Fund's Board of Trustees, to present minimal credit risks and will be "Eligible Securities" as defined by the SEC. Eligible Securities are (a) securities that either (i) have short-term debt ratings at the time of purchase in the two highest rating categories by at least two unaffiliated nationally recognized statistical rating organizations ("NRSROs") (or one NRSRO if the security is rated by only one NRSRO), or (ii) are comparable in priority and security with an instrument issued by an issuer which has such ratings, and (b) securities that are unrated (in-cluding securities of issuers that have long-term but not short-term ratings) but are of comparable quality as determined in ac-cordance with guidelines approved by the Board of Trustees.

                Each Portfolio is managed so that the average maturity of all instruments held by it (on a dollar-weighted basis) will not exceed 90 days. In no event will a Portfolio purchase securi-ties which mature more than 397 days from the date of purchase (except for certain variable and floating rate instruments and securities collateralizing repurchase agreements). Securities in which the Portfolios invest may not earn as high a level of income as longer term or lower quality securities, which gen-erally have greater market risk and more fluctuation in market value.

                The Money Market, U.S. Treasury Money Market and Municipal Money Market Portfolios are classified as diversified portfo-lios, and the State-Specific Municipal Portfolios are classi-fied as non-diversified portfolios, under the Investment Com-pany Act of 1940 (the "1940 Act"). Investment returns on a non-diversified portfolio typically are dependent upon the performance of a smaller number of securities relative to the number held in a diversified portfolio. Consequently, the change in value of any one security may affect the overall value of a non-diversified portfolio more than it would a di-versified portfolio.

What Additional Investment Policies And Risks Apply?
--------------------------------------------------------------------------------
CORPORATE AND BANK OBLIGATIONS. To the extent consistent with their respective investment objectives, the Portfolios may invest in debt obligations of domes-tic or foreign corporations and banks, and may acquire commercial obligations issued by Canadian corporations and Canadian counterparts of U.S. corporations, as well as Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer. Bank obligations may include certificates of deposit, notes, bankers' acceptances and fixed time deposits. These obligations may be general obligations of the parent bank or may be limited to the issuing branch or sub-sidiary by the terms of the specific obligation or by government regulation.
The Money Market Portfolio may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of its total as-sets. For purposes of determining the permissibility of an investment in bank obligations, the total assets of a bank are determined on the basis of the bank's most recent annual financial statements.

Commercial paper issues include securities issued by corporations without reg-istration under the Securities Act of 1933 (the "1933 Act") in reliance on the exemption in Section 3(a)(3), and commercial paper issued in reliance on the so-called "private placement" exemption in Section 4(2) ("Section 4(2) paper").
Section 4(2) paper is restricted as to disposition under the Federal securities laws in that any resale must similarly be made in an exempt transaction. Sec-tion 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers which make a market in Section 4(2) paper, thus providing liquidity.

U.S. GOVERNMENT OBLIGATIONS. To the extent consistent with their respective in-vestment objectives, the Portfolios may also purchase obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities. Obli-gations of certain agencies and instrumentalities of the U.S. Government are backed by the full faith and credit of the United States. Others are backed by the right of the issuer to borrow from the U.S. Treasury or are backed only by the credit of the agency or instrumentality issuing the obligation.

MUNICIPAL OBLIGATIONS. The two principal classifications of Municipal Obliga-tions are "general obligation" securities and "revenue" securities. General ob-ligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue se-curities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being fi-nanced. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. Municipal Obligations may also in-clude "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

Also included within the general category of Municipal Obligations are partici-pation certificates in a lease, an installment purchase contract, or a condi-tional sales contract ("lease obligations") entered into by a state or politi-cal subdivision to finance the acquisition or construction of equipment, land or facilities. Although lease obligations are not general obligations of the issuer for which the state or other governmental body's unlimited taxing power is pledged, certain lease obligations are backed by a covenant to appropriate money to make the lease obligation payments. However, under certain lease obli-gations, the state or governmental body has no obligation to make these pay-ments in future years unless money is appropriated on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, dis-position of the property in the event of foreclosure might prove difficult. These securities represent a relatively new type of financing that is not yet as marketable as more conventional securities.

Each Municipal Portfolio may acquire "stand-by commitments" with respect to Mu-nicipal Obligations held by it. Under a stand-by commitment, a dealer agrees to purchase at the Portfolio's option specific Municipal Obligations at a speci-fied price. The acquisition of a stand-by commitment may increase the cost, and thereby reduce the yield, of the Municipal Obligation to which such commitment relates. Each Municipal Portfolio will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

The amount of information regarding the financial condition of issuers of Mu-nicipal Obligations may not be as extensive as that which is made available by public corporations, and the secondary market for Municipal Obligations may be less liquid than that for taxable obligations. Accordingly, the ability of a Municipal Portfolio to buy and sell tax-exempt securities may, at any particu-lar time and with respect to any particular securities, be limited.

The Municipal Portfolios may invest in tax-exempt derivative securities relat-ing to Municipal Obligations, including tender option bonds, participations, beneficial interests in trusts and partnership interests.

Opinions relating to the validity of Municipal Obligations and to the exemption of interest thereon from Federal or state income tax are rendered by counsel to the respective issuers or sponsors at the time of issuance. The Fund and its investment adviser will rely on such opinions and will not review independently the underlying proceedings relating to the issuance of Municipal Obligations or the bases for such opinions.

MORTGAGE-RELATED SECURITIES. Although under normal market conditions they do not expect to do so, each Portfolio may invest in mortgage-related securities issued by the U.S. Government or its agencies or instrumentalities or issued by private companies. Mortgage-related securities may include collateralized mort-gage obligations ("CMOs") issued by the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation or other U.S. Government agencies or instrumentalities or issued by private companies. The average life of mortgage-related securities is likely to be less than the original maturity of the mort-gage pools underlying the securities as a result of mortgage prepayments. For this and other reasons, a mortgage-related security's stated maturity may be shortened and, therefore, it may be difficult to predict precisely the security's total return to the particular Portfolio. In addition, in periods of falling interest rates, the rate of mortgage prepayments tends to increase. During such periods, the reinvestment of prepayment proceeds by the particular Portfolio will generally be at lower rates than the rates on the prepaid obligations.

VARIABLE AND FLOATING RATE INSTRUMENTS. Each Portfolio may purchase rated and unrated variable and floating rate instruments, which may have a stated matu-rity in excess of 13 months but will, in any event, permit a Portfolio to de-mand payment of the principal of the instrument at least once every 13 months upon not more than thirty days' notice (unless the instrument is guaranteed by the U.S. Government or an agency or instrumentality thereof). These instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the in-terest rate. Issuers of unrated variable and floating rate instruments must satisfy the same criteria as set forth above for the particular Portfolio.

REPURCHASE AGREEMENTS. Each Portfolio may agree to purchase securities from broker-dealers and financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The securities held subject to a repurchase agreement may have stated maturities exceeding 13 months, so long as the repurchase agreement itself matures in less than 13 months. Default by or bankruptcy of the seller would, however, expose the Portfolio to possible loss because of adverse market action or delays in connection with the disposition of the underlying obligations.

GUARANTEED INVESTMENT CONTRACTS. The Money Market Portfolio may make limited investments in guaranteed investment contracts ("GICs") issued by highly rated U.S. insurance companies. Under these contracts, the Portfolio makes cash con-tributions to a deposit fund of the insurance company's general account. The insurance company then credits interest to the Portfolio on a monthly basis, which is based on an index (such as the Salomon Brothers CD Index), but is guaranteed not to be less than a certain minimum rate. The Money Market Portfo-lio does not expect to invest more than 5% of its net assets in GICs at any time during the current fiscal year.

WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS. Each Portfolio may purchase se-curities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transactions involve a commitment by a Port-folio to purchase or sell particular securities with payment and delivery tak-ing place at a future date (perhaps one or two months later), and permit a Portfolio to lock in a price or yield on a security it owns or intends to pur-chase, regardless of future changes in interest rates. When-issued and forward commitment transactions involve the risk, however, that the price or yield ob-tained in a transaction may be less favorable than the price or yield available in the market when the delivery takes place.

SECURITIES LENDING. A Portfolio may seek additional income by lending securi-ties on a short-term basis. The securities lending agreements will require that the loans be secured by collateral in cash, U.S. Government securities or ir-revocable bank letters of credit maintained on a current basis equal in value to at least the market value of the loaned securities. A Portfolio may not make such loans in excess of 33 1/3% of the value of its total assets. Securities loans involve risks of delay in receiving additional collateral or in recovering the loaned securities, or possibly loss of rights in the collateral if the borrower of the securities becomes insolvent.

REVERSE REPURCHASE AGREEMENTS. Each Portfolio may enter into reverse repurchase agreements for temporary purposes (such as to obtain cash to meet redemption requests when the liquidation of portfolio securities is deemed disadvantageous or inconvenient). A reverse repurchase agreement involves a sale by a Portfolio of securities that it holds concurrently with an agreement by the Portfolio to repurchase the same securities at an agreed-upon price and date. Reverse repur-chase agreements involve the risk that the market value of the securities sold by a Portfolio may decline below the price of the securities the Portfolio is obligated to repurchase.

INVESTMENT COMPANIES. In connection with the management of their daily cash po-sitions, each Portfolio may invest in securities issued by other investment companies which invest in short-term, high quality debt securities and which determine their net asset value per share based on the amortized cost or penny-rounding method of valuation. Securities of other investment companies will be acquired by a Portfolio within the limits prescribed by the 1940 Act. As a shareholder of another investment company, a Portfolio would bear, along with other shareholders, its pro rata portion of the other investment company's ex-penses, including advisory fees. These expenses would be in addition to the ad-visory fees and other expenses the Portfolio bears directly in connection with its own operations.

UNINVESTED CASH RESERVES. Each Portfolio may hold uninvested cash reserves pending investment during temporary defensive periods or if, in the opinion of the Portfolios' sub-adviser, suitable obligations are unavailable. During nor-mal market periods, no more than 20% of a Portfolio's assets will be held uninvested. Uninvested cash reserves will not earn income.

ILLIQUID SECURITIES. No Portfolio will knowingly invest more than 10% of the value of its net assets in securities that are illiquid. Variable and floating rate instruments that cannot be disposed of within seven days, GICs, and repur-chase agreements and time deposits that do not provide for payment within seven days after notice, without taking a reduced price, are subject to this 10% lim-it. Each Portfolio may purchase securities which are not registered under the 1933 Act but which can be sold to "qualified institutional buyers" in accor-dance with Rule 144A under the 1933 Act. These securities will not be consid-ered illiquid so long as the sub-adviser determines, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in a Portfolio during any period that qualified institu-tional buyers become uninterested in purchasing these restricted securities.

STATE-SPECIFIC MUNICIPAL PORTFOLIOS--ADDITIONAL RISK CONSIDERATIONS. The con-centration of investments by the State-Specific Municipal Portfolios in State-Specific Obligations raises special investment considerations. Changes in the economic condition and governmental policies of a state and its political sub-divisions could adversely affect the value of a Portfolio's shares. Certain matters relating to the states in which the State-Specific Municipal Portfolios invest are described below. For further information, see "Special Consideration Regarding State-Specific Obligations" in the Statement of Additional Information.

Ohio. While diversifying more into the service and other non-manufacturing areas, the economy of Ohio continues to rely in part on durable goods manufac-turing largely concentrated in motor vehicles and equipment, steel, rubber products and household appliances. As a result, general economic activity in Ohio, as in many other industrially developed states, tends to be more cyclical than in some other states and in the nation as a whole. Agriculture is an im-portant segment of the Ohio economy with over half the State's area devoted to farming and approximately 15% of total employment in agribusiness. In prior years, the State's overall unemployment rate was commonly somewhat higher than the national figure. For example, the reported 1990 average monthly State rate was 5.7%, compared to the 5.5% national figure. However, for the last four years the State rates were below the national rates (5.5% versus 6.1% in 1994). The unemployment rate and its effects vary among particular geographic areas of the State. There can be no assurance that future national, regional or state-wide economic difficulties and the resulting impact on State or local govern-ment finances generally will not adversely affect the market value of Ohio Mu-nicipal Obligations held in the Portfolio or the ability of particular obligors to make timely payments of debt service on (or lease payments relating to) those obligations.

Pennsylvania. Although the General Fund of the Commonwealth (the principal op-erating fund of the Commonwealth) experienced deficits in fiscal 1990 and 1991, tax increases and spending decreases resulted in surpluses the following three years; as of June 30, 1994, the General Fund has a surplus of $892.9 million. The deficit in the Commonwealth's unreserved/undesignated funds also has been eliminated, and there was a surplus of $79.2 million as of June 30, 1994. Ris-ing unemployment, a relatively high proportion of persons 65 and older in the Commonwealth and court ordered increases in healthcare reimbursement rates place increased pressures on the tax resources of the Commonwealth and its mu-nicipalities. The Commonwealth has sold a substantial amount of bonds over the past several years, but the debt burden remains moderate. The recession has af-fected Pennsylvania's economic base, with income and job growth at levels below national averages. Employment growth has shifted to the trade and service sec-tors, with losses in more high-paid manufacturing positions. A new governor took office in January 1995, but the Commonwealth is likely to continue to show fiscal restraint.

North Carolina. Growth of North Carolina tax revenues slowed considerably dur-ing fiscal 1990-92 requiring tax increases and budget adjustments, including hiring freezes and restrictions, spending constraints, changes in the timing of certain collections and payments, and other short-term budget adjustments, that were needed to comply with North Carolina's constitutional mandate for a bal-anced budget. Fiscal years 1993, 1994 and 1995, however, ended with a positive General Fund balance each year. By law, 25% of such positive fund balance was required to be reserved in the General Fund of North Carolina as part of a "Savings Reserve" (subject to a maximum reserve of 5% of the preceding fiscal year's operating appropriation). An additional portion of such positive fund balance was reserved in the General Fund as part of a "Reserve for Repair and Renovation of State Facilities," leaving the remaining unrestricted fund bal-ance at the end of each such year available for future appropriations.

Virginia. Because of Northern Virginia, with its proximity to Washington, DC, and Hampton Roads, which has the nation's largest concentration of military in-stallations, the Federal govern-ment has a greater impact on Virginia relative to its size than any states other than Alaska and Hawaii. Virginia's economy has continued to grow over the last decade, and while per capita income has grown both faster and slower than the U.S. average from year to year, per capita income continues to be above the national average. Virginia's unreserved general fund balances have continued to grow in recent years from a low in 1991. The Virginia Constitution requires a balanced budget and, since 1993, the funding of a Revenue Stabilization Fund. Current debt levels are well below limits established by the Constitution.

New Jersey. The State of New Jersey generally has a diversified economic base consisting of, among others, commerce and service industries, selective commer-cial agriculture, insurance, tourism, petroleum refining and manufacturing, al-though New Jersey's manufacturing industry has experienced a downward trend in the last few years. New Jersey is a major recipient of Federal assistance and, of all the states, is among the highest in the amount of Federal aid received. Therefore, a decrease in Federal financial assistance may adversely affect the financial condition of New Jersey and its political subdivisions and instrumen-talities. While New Jersey's economic base has become more diversified over time and thus its economy appears to be less vulnerable during recessionary pe-riods, a recurrence of high levels of unemployment could adversely affect New Jersey's overall economy and the ability of New Jersey and its political subdi-visions and instrumentalities to meet their financial obligations. In addition, New Jersey maintains a balanced budget which restricts total appropriation in-creases to only 5% annually with respect to any municipality or county, the balanced budget plan may actually adversely affect a particular municipality's or county's ability to repay its obligations.

What Are The Portfolios' Fundamental Investment Limitations?
--------------------------------------------------------------------------------
A Portfolio's investment objective and policies may be changed by the Fund's Board of Trustees without shareholder approval. However, shareholders will be given at least 30 days' notice before any such change. No assurance can be pro-vided that a Portfolio will achieve its investment objective.

Each Portfolio has also adopted certain fundamental investment limitations that may be changed only with the approval of a "majority of the outstanding shares of a Portfolio" (as defined in the Statement of Additional Information). Sev-eral of the Portfolios' fundamental investment policies, which are set forth in full in the Statement of Additional Information, are summarized below.

No Portfolio may:

(1) purchase securities (except U.S. Government securities and related repur-chase agreements) if more than 5% of its total assets will be invested in the securities of any one issuer, except that up to 25% of a Portfolio's total assets may be invested without regard to this 5% limitation;

(2) invest 25% or more of its total assets in one or more issuers conducting their principal business activities in the same industry, except that the Money Market Portfolio will invest at least 25% of its total assets in ob-ligations of issuers in the banking industry or instruments secured by such obligations except during temporary defensive periods;

(3) borrow money except for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing. Whenever borrowings exceed 5% of a Portfolio's total assets, the Portfolio will not make any additional investments; and

(4) in the case of the Municipal Money Market Portfolio, invest less than 80% of its net assets in instruments the interest on which is exempt from regu-lar Federal income tax, except during defensive periods or during periods of unusual market conditions; and

(5) in the case of each State-Specific Municipal Portfolio, invest less than 80% of its net assets in instruments the interest on which is exempt from regular Federal income tax or in instruments which are subject to AMT, ex-cept during defensive periods or during periods of unusual market condi-tions.

Restriction 1 does not apply to the State-Specific Municipal Portfolios. In-stead, as a non-fundamental investment restriction, each State-Specific Munici-pal Portfolio will not hold any securities (except U.S. Government securities and related repurchase agreements) that would cause, at the end of any tax quarter, more than 5% of its total assets to be invested in securities of any one issuer, except that up to 50% of a Portfolio's total assets may be invested without regard to this limitation so long as no more than 25% of the Portfo-lio's total assets are invested in any one issuer (except U.S. Government secu-rities and related repurchase agreements).

In accordance with current SEC regulations, the Money Market Portfolio intends, as a non-fundamental policy, to limit its investments in the securities of any single issuer (other than U.S.

Government securities and related repurchase agreements) to not more than 5% of the value of its total assets at the time of purchase, except that 25% of the value of its total assets may be invested in any one issuer for a period of up to three business days. The Money Market Portfolio will also limit its invest-ments in Eligible Securities that are not in the highest rating category as de-termined by two NRSROs (or one NRSRO if the security is rated by only one NRSRO) or, if unrated, are not of comparable quality, to 5% of its total as-sets, with investments in any one such issuer being limited to no more than 1% of its total assets or $1 million, whichever is greater, measured at the time of purchase.

The investment limitations stated above are applied at the time investment se-curities are purchased.

In order to permit the sale of its shares in certain states, the Fund may make commitments more restrictive than the investment policies and limitations de-scribed in this Prospectus. If the Fund determines that any commitment is no longer in the best interests of a Portfolio, it will revoke the commitment by terminating sales of shares of the Portfolio in the state involved.

Who Manages The Fund?
--------------------------------------------------------------------------------
BOARD OF      The business and affairs of the Fund are managed under the di-
TRUSTEES      rection of the Fund's Board of Trustees. The following individu-
              als were elected by shareholders on January 4, 1996 to serve as trustees of Compass Capital Funds:

                William O. Albertini--Executive Vice President and Chief Fi-nancial Officer of Bell Atlantic Corporation.

                Raymond J. Clark--Treasurer of Princeton University.

                Robert M. Hernandez--Vice Chairman and Chief Financial Officer of USX Corporation.

                Anthony M. Santomero--Deputy Dean of The Wharton School, Uni-versity of Pennsylvania.

                David R. Wilmerding, Jr.--President of Gates, Wilmerding, Carper & Rawlings, Inc.

INVESTMENT    The Adviser to Compass Capital Funds is PNC Asset Management
ADVISER AND   Group, Inc. ("PAMG"). PAMG was organized in 1994 to perform ad-
SUB-ADVISER   visory services for investment companies, and has its principal offices at 1835 Market Street, Philadelphia, Pennsylvania 19103.
              PAMG is an indirect wholly-owned subsidiary of PNC Bank Corp., a multi-bank holding company. PNC Institutional Management Corpo-ration ("PIMC"), a wholly-owned subsidiary of PAMG, serves as each Portfolio's sub-adviser. PIMC's principal business address is 400 Bellevue Parkway, Wilmington, Delaware 19809.

              As adviser, PAMG is responsible for the overall investment man-agement of the Portfolios. As sub-adviser, PIMC is responsible for the day-to-day management of the Portfolios, and generally makes all purchase and sale investment decisions for the Portfo-lios. PIMC also provides research and credit analysis. Portfolio transactions for a Portfolio may be directed through broker/dealers who sell Fund shares, subject to the requirements of best execution.

              For their investment advisory and sub-advisory services, PAMG and PIMC are entitled to fees, computed daily on a Portfolio-by-Portfolio basis and payable monthly, at the annual rates set forth below. All sub-advisory fees payable to PIMC are paid by PAMG, and do not represent an extra charge to the Portfolios.

                   MAXIMUM ANNUAL CONTRACTUAL FEE RATE FOR EACH
                            PORTFOLIO (BEFORE WAIVERS)

            Average Daily Net         Investment  Sub-Advisory
            Assets                   Advisory Fee     Fee
            -----------------        ------------ ------------
            first $1 billion             .450%        .400%
            $1 billion--$2 billion       .400         .350
            $2 billion--$3 billion       .375         .325
            greater than $3 billion      .350         .300

                For more information about the advisory fees the Portfolios expect to pay for the current fiscal year, see "What Are The Expenses Of The Portfolios?" For the fiscal year ended Septem-ber 30, 1995, the Portfolios (other than the New Jersey Munic-ipal Money Market Portfolio) paid investment advisory fees at the following annual rates (expressed as a percentage of aver-age daily net assets) after voluntary fee waivers: Money Mar-ket Portfolio, .08%; U.S. Treasury Money Market Portfolio, .08%; Municipal Money Market Portfolio, .08%; Ohio Municipal Money Market Portfolio, .07%; Pennsylvania Municipal Money Market Portfolio, .09%; North Carolina Municipal Money Market Portfolio, .05%; and Virginia Municipal Money Market Portfo-lio, 0%. For the fiscal year ended February 28, 1995, the Predecessor New Jersey Municipal Money Market Portfolio paid investment advisory fees, after voluntary fee waivers, to Midlantic Bank, N.A., its former adviser, pursuant to the ad-visory agreement then in effect, at the annual rate of .40% of its average daily net assets.

ADMINISTRATORS  Compass Capital Group, Inc. ("CCG"), PFPC Inc. ("PFPC"), and
                Compass Distributors, Inc. ("CDI") (the "Administrators") serve as the Fund's co-administrators. CCG and PFPC are indi-rect wholly-owned subsidiaries of PNC Bank Corp. CDI is a wholly-owned subsidiary of Provident Distributors, Inc. ("PDI"). A majority of the outstanding stock of PDI is owned by its officers and the remaining outstanding stock is owned by Pennsylvania Merchant Group Ltd.

                The Administrators generally assist the Fund in all aspects of its administration and operation, including matters relating to the maintenance of financial records and fund accounting. As compensation for these services, CCG is entitled to receive a fee, computed daily and payable monthly, at an annual rate of .03% of each Portfolio's average daily net assets, and PFPC and CDI are entitled to receive a combined fee, computed daily and payable monthly, at an annual rate of .15% of the first $500 million of each Portfolio's average daily net assets, .13% of the next $500 million of each Portfolio's average daily net assets, .11% of the next $1 billion of each Portfolio's average daily net assets and .10% of each Portfolio's average daily net assets in excess of $2 billion. From time to time the Administrators may waive some or all of their administration fees from a Portfolio.

              For information about the operating expenses the Portfolios ex-pect to pay for the current fiscal year, see "What Are The Ex-penses Of The Portfolios?"

TRANSFER      PNC Bank serves as the Portfolios' custodian and PFPC serves as
AGENT,        their transfer agent and dividend disbursing agent.
DIVIDEND
DISBURSING
AGENT AND
CUSTODIAN


EXPENSES Expenses are deducted from the total income of each Portfolio before dividends and distributions are paid. Expenses include, but are not limited to, fees paid to PAMG and the Administra-tors, transfer agency and custodian fees, trustee fees, taxes, interest, professional fees, shareholder servicing and process-ing fees, fees and expenses in registering and qualifying the Portfolios and their shares for distribution under Federal and state securities laws, expenses of preparing prospectuses and statements of additional information and of printing and dis-tributing prospectuses and statements of additional information to existing shareholders, expenses relating to shareholder re-ports, shareholder meetings and proxy solicitations, insurance premiums, the expense of independent pricing services, and other expenses which are not expressly assumed by PAMG or the Fund's service providers under their agreements with the Fund. Any gen-eral expenses of the Fund that do not belong to a particular in-vestment portfolio will be allocated among all investment port-folios by or under the direction of the Board of Trustees in a manner the Board determines to be fair and equitable.

How Are Shares Purchased And Redeemed?
--------------------------------------------------------------------------------
DISTRIBUTOR. Shares of the Portfolios are offered on a continuous basis by CDI as distributor (the "Distributor"). CDI maintains its principal offices at 259 Radnor-Chester Road, Suite 120, Radnor, Pennsylvania 19087.

The Fund has adopted a distribution plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. The Plan permits CDI, PAMG, the Administrators and other companies that receive fees from the Fund to make payments relating to distri-bution and sales support activities out of their past profits or other sources available to them. The Fund is not required or permitted under the Plan to make distribution payments with respect to Institutional Shares.

PURCHASE OF SHARES. Institutional Shares are offered to institutional investors, including registered investment advisers with a minimum investment of $500,000 and individuals with a minimum investment of $2,000,000.

Institutional Shares are sold at their net asset value per share next deter-mined after an order is received by PFPC. Shares may be purchased on any Busi-ness Day. A "Business Day" is any weekday that the New York Stock Exchange (the "NYSE") and the Federal Reserve Bank of Philadelphia (the "FRB") are open for business.

Purchase orders for each Portfolio except the U.S. Treasury Money Market Port-folio may be placed by telephoning PFPC at (800) 441-7450 not later than 12:00 noon (Eastern Time) on a Business Day. Orders received before 12:00 noon (East-ern Time) will be executed at 12:00 noon (Eastern Time). If payment for an or-der is not received by 4:00 p.m. (Eastern Time), the order will be cancelled and notice thereof will be given to the investor placing the order. Orders re-ceived after 12:00 noon (Eastern Time) will not be accepted.

Purchase orders for the U.S. Treasury Money Market Portfolio may be placed by telephoning PFPC at (800) 441-7450 no later than 4:00 p.m. (Eastern Time) on a Business Day. Orders received before 12:00 noon (Eastern Time) will be executed at 12:00 noon (Eastern Time); orders received after 12:00 noon (Eastern Time) but before 4:00 p.m. (Eastern Time) will be executed at 4:00 p.m. (Eastern
Time). If payment for an order is not received by 4:00 p.m. (Eastern Time), the order will be cancelled and notice thereof will be given to the investor plac-ing the order. Orders will not be accepted after 4:00 p.m. (Eastern Time). Un-der certain circumstances, the Fund may reject large individual purchase orders received after 12:00 noon (Eastern Time).

Payment for Institutional Shares must normally be made in Federal funds or other funds immediately available to the Fund's custodian. Payment may also, in the discretion of the Fund, be made in the form of securities that are permis-sible investments for the respective Portfolios. For further information, see the Statement of Additional Information. The minimum initial investment for in-stitutions is $5,000. There is no minimum subsequent investment requirement.

Compass Capital may in its discretion waive the minimum investment amount and may reject any order for Institutional Shares.

REDEMPTION OF SHARES. Redemption orders for Institutional Shares may be placed by telephoning PFPC at (800) 441-7450. Institutional Shares are redeemed at their net asset value per share next determined after PFPC's receipt of the re-demption order. The Fund, the Administrators and the Distributor will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund and its service providers will not be liable for any loss, liability, cost or expense for acting upon telephone instructions that are reasonably believed to be genuine in accordance with such procedures. While the Fund intends to use its best efforts to maintain each Portfolio's net asset value per share at $1.00, the proceeds paid upon redemption may be more or less than the amount invested depending upon the net asset value of an Institutional Share at the time of redemption.

Payment for redeemed shares for which a redemption order is received by PFPC before 12:00 noon (Eastern Time) on a Business Day is normally made in Federal funds wired to the redeeming institution on the same Business Day, provided that the Fund's custodian is also open for business. Payment for redemption or-ders received between 12:00 noon (Eastern Time) and 4:00 p.m. (Eastern Time) or on a day when the Fund's custodian is closed is normally wired in Federal funds on the next Business Day following redemption on which the Fund's custodian is open for business. The Fund reserves the right to wire redemption proceeds within seven days after receiving a redemption order if, in the judgment of PAMG, an earlier payment could adversely affect a Portfolio. No charge for wir-ing redemption payments is imposed by the Fund.

During periods of substantial economic or market change, telephone redemptions may be difficult to complete. Redemption requests may also be mailed to PFPC at P.O. Box 8907, Wilmington, Delaware 19899-8907.

The Fund may redeem Institutional Shares in any Portfolio account if the ac-count balance drops below $5,000 as the result of redemption requests and the shareholder does not increase the balance to at least $5,000 on thirty days' written notice.

The Fund may also suspend the right of redemption or postpone the date of pay-ment upon redemption for such periods as are permitted under the 1940 Act, and may redeem shares involuntarily or make payment for redemption in securities or other property when determined appropriate in light of the Fund's responsibili-ties under the 1940 Act. See "Purchase and Redemption Information" in the Statement of Additional Information for examples of when such redemption might be appropriate.

How Is Net Asset Value Calculated?
--------------------------------------------------------------------------------

Net asset value is calculated separately for Institutional Shares of each Port-folio as of 12:00 noon (Eastern Time) and 4:00 p.m. (Eastern Time) on each Business Day by dividing the value of all securities and other assets owned by a Portfolio that are allocated to its Institutional Shares, less the liabili-ties charged to its Institutional Shares, by the number of its Institutional Shares that are outstanding.

Each Portfolio seeks to maintain a net asset value of $1.00 per share for pur-poses of purchases and redemptions, and values its portfolio securities based on the amortized cost method of valuation described in the Statement of Addi-tional Information under "Valuation of Shares." A Portfolio may use a pricing service, bank or broker/dealer to value its securities.

How Frequently Are Dividends And Distributions Made To Investors?
--------------------------------------------------------------------------------
Shareholders are entitled to dividends and distributions arising from the net income and capital gains, if any, earned on investments held by the Portfolio in which they invest. Each Portfolio's net income is declared daily as a divi-dend. Shareholders whose purchase orders are executed at 12:00 noon (Eastern
Time), 4:00 p.m. (Eastern Time) for the U.S. Treasury Money Market Portfolio, receive dividends for that day. On the other hand, shareholders whose redemp-tion orders have been received by 12:00 noon (Eastern Time) do not receive div-idends for that day, while shareholders of each Portfolio whose redemption or-ders are received after 12:00 noon (Eastern Time) do receive dividends for that day.

Dividends are paid monthly by check, or by wire transfer if requested in writ-ing by the shareholder, within five business days after the end of the month. Net short-term capital gains, if any, will be distributed at least annually. The period for which dividends are payable and the time for payment are subject to change by the Fund's Board of Trustees. The Portfolios do not expect to re-alize net long-term capital gains.

Dividends are reinvested in additional full and fractional Institutional Shares of the same Portfolio which pays the dividends, unless a shareholder elects to receive dividends in cash. Such election, or any revocation thereof, must be made in writing to PFPC, and will become effective with respect to dividends paid after receipt by PFPC.

How Are Fund Distributions Taxed?
--------------------------------------------------------------------------------
Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If a Portfolio qualifies, it generally will be relieved of Federal income tax on amounts distributed to shareholders, but shareholders, unless otherwise exempt, will pay income or capital gains taxes on distributions (except distributions that are "exempt interest dividends" or are treated as a return of capital), whether the distributions are paid in cash or reinvested in additional shares.

Distributions paid out of a Portfolio's "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, will be taxed to shareholders as long-term capital gain regardless of the length of time a shareholder holds the Shares. All other distributions, to the extent taxable, are taxed to shareholders as ordinary income.

Each Municipal Portfolio intends to pay substantially all of its dividends as "exempt interest dividends." However, taxpayers are required to report the re-ceipt of "exempt interest dividends" on their Federal income tax returns for informational purposes and in two circumstances such amounts, while exempt from regular Federal income tax, are taxable to persons subject to alternative mini-mum and environmental taxes. First, "exempt interest dividends" derived from certain private activity bonds generally will constitute an item of tax prefer-ence for taxpayers in determining alternative minimum tax liability. Second, all "exempt interest dividends" must be taken into account by corporate taxpay-ers in determining certain adjustments for alternative minimum and environmen-tal tax purposes. In addition, investors should be aware of the possibility of state and local alternative minimum or minimum income tax liability on interest from private activity bonds. Shareholders who are recipients of Social Security Act or Railroad Retirement Act benefits should note that "exempt interest divi-dends" will be taken into account in determining the taxability of their bene-fit payments.

Each Municipal Portfolio will determine annually the percentages of its net in-vestment income which are exempt from the regular Federal income tax, which constitute an item of tax preference for Federal alternative minimum tax pur-poses, and which are fully taxable. These percentages will apply uniformly to all distributions from net investment income during that year and may differ significantly from the actual percentages for any particular day.

The Fund will send written notices to shareholders annually regarding the tax status of distributions made by each Portfolio. Dividends declared in October, November or December of any year payable to shareholders of record on a speci-fied date in those months will be deemed to have been received by the share-holders on December 31 of such year, if the dividends are paid during the fol-lowing January.

This is not an exhaustive discussion of applicable tax consequences, and in-vestors may wish to contact their tax advisers concerning investments in the Portfolios. Except as discussed below, dividends paid by each Portfolio may be taxable to investors under state or local law as dividend income even though all or a portion of such dividends may be derived from interest on obligations which, if realized directly, would be exempt from such income taxes. In addition, shareholders who are non-resident alien individuals, for-eign trusts or estates, foreign corporations or foreign partnerships may be subject to different Federal income tax treatment. Future legislative or admin-istrative changes or court decisions may materially affect the tax consequences of investing in the Portfolios.

OHIO TAXES. Individuals and estates that are subject to Ohio personal income tax or municipal or school district income taxes in Ohio will not be subject to such taxes on distributions from the Ohio Municipal Money Market Portfolio to the extent that such distributions are properly attributable to interest on Ohio Municipal Obligations or obligations issued by the U.S. Government, its agencies, instrumentalities or territories (if the interest on such obligations is exempt from state income taxation under the laws of the United States) ("U.S. Obligations"), if (a) the Portfolio continues to qualify as a regulated investment company for Federal income tax purposes and (b) at all times at least 50% of the value of the total assets of the Portfolio consists of Ohio Municipal Obligations or similar obligations of other states or their subdivi-sions. Corporations that are subject to the Ohio corporation franchise tax will not have to include distributions from the Ohio Municipal Money Market Portfo-lio in their net income base for purposes of calculating their Ohio corporation franchise tax liability to the extent that such distributions either constitute exempt-interest dividends for Federal income tax purposes or are properly at-tributable to interest on Ohio Municipal Obligations or U.S. Obligations. How-ever, shares of the Ohio Municipal Money Market Portfolio will be included in a corporation's net worth base for purposes of calculating the Ohio corporation franchise tax. Distributions properly attributable to gain on the sale, ex-change or other disposition of Ohio Municipal Obligations will not be subject to the Ohio personal income tax, or municipal or school district income taxes in Ohio and will not be included in the net income base of the Ohio corporation franchise tax. Distributions attributable to other sources will be subject to the Ohio personal income tax and the Ohio corporation franchise tax.

PENNSYLVANIA TAXES. Income received by a shareholder attributable to interest realized by the Pennsylvania Municipal Money Market Portfolio from Pennsylvania State-Specific Obligations or attributable to insurance proceeds on account of such interest is not taxable to individuals, estates or trusts under the Per-sonal Income Tax (in the case of insurance proceeds, to the extent they are ex-empt for Federal income tax purposes); to corporations under the Corporate Net Income Tax (in the case of insurance proceeds, to the extent they are exempt for Federal income tax purposes); nor to individuals under the Philadelphia School District Net Investment Income Tax ("School District Tax").

Income received by a shareholder attributable to gain on the sale or other dis-position by the Portfolio of Pennsylvania State-Specific Obligations is taxable under the Personal Income Tax, the Corporate Net Income Tax, and, unless these assets were held by the Portfolio for more than six months, the School District Tax.

This discussion does not address the extent, if any, to which shares of the Pennsylvania Municipal Money Market Portfolio, and interest and gain earned by the Portfolio, is subject to, or included in the measure of, special taxes im-posed by the Commonwealth of Pennsylvania on banks and other financial institutions or with respect to any privilege, ex-cise, franchise or other tax imposed on business entities not discussed above (including the Corporate Capital Stock/Foreign Franchise Tax.)

Shareholders of the Pennsylvania Municipal Money Market Portfolio are not sub-ject to the Pennsylvania County Personal Property Tax to the extent that the Portfolio is comprised of Pennsylvania state-specific obligations and Federal obligations (if the interest on such obligations is exempt from state and local taxation under the laws of the United States).

NORTH CAROLINA TAXES. Interest received in the form of dividends from the North Carolina Municipal Money Market Portfolio is exempt from North Carolina state income tax to the extent the distributions represent interest on direct obliga-tions of the U.S. Government or North Carolina State-Specific Obligations. Dis-tributions derived from interest earned on obligations of political subdivi-sions of Puerto Rico, Guam and the U.S. Virgin Islands, including the govern-ments thereof and their agencies, instrumentalities and authorities, are also exempt from North Carolina state income tax. Distributions paid out of interest earned on obligations that are merely backed or guaranteed by the U.S. Govern-ment (e.g., GNMAs, FNMAs), on repurchase agreements collateralized by U.S. Gov-ernment securities or on obligations of other states (which the Portfolio may acquire and hold for temporary or defensive purposes) are not exempt from North Carolina state income tax.

Any distributions of net realized gain earned by the North Carolina Municipal Money Market Portfolio on the sale or exchange of certain obligations of the State of North Carolina or its subdivisions that were issued before July 1, 1995 will also be exempt from North Carolina income tax to the Portfolio's shareholders. Distributions of gains earned by the North Carolina Municipal Money Market Portfolio on the sale or exchange of all other obligations will be subject to North Carolina income tax.

VIRGINIA TAXES. Subject to the provisions discussed below, dividends paid to shareholders by the Virginia Municipal Money Market Portfolio and derived from interest on obligations of the Commonwealth of Virginia or of any political subdivision or instrumentality of the Commonwealth or derived from interest or dividends on obligations of the United States excludable from Virginia taxable income under the laws of the United States, which obligations are issued in the exercise of the borrowing power of the Commonwealth or the United States and are backed by the full faith and credit of the Commonwealth or the United States, will be exempt from the Virginia income tax. Dividends paid to share-holders by the Portfolio and derived from interest on debt obligations of cer-tain territories and possessions of the United States (those issued by Puerto Rico, the Virgin Islands and Guam) will be exempt from the Virginia income tax. To the extent a portion of the dividends are derived from interest on debt ob-ligations other than those described above, such portion will be subject to the Virginia income tax even though it may be excludable from gross income for Fed-eral income tax purposes.

Generally, dividends distributed to shareholders by the Portfolio and derived from capital gains will be taxable to the shareholders. To the extent any por-tion of the dividends are derived from taxable interest for Virginia purposes or from net short-term capital gains, such portion will be taxable to the shareholders as ordinary income. The character of long-term cap-ital gains realized and distributed by the Portfolio will flow through to its shareholders regardless of how long the shareholders have held their shares. Capital gains distributed to shareholders derived from Virginia obligations is-sued pursuant to special Virginia enabling legislation which provides a spe-cific exemption for such gains will be exempt from Virginia income tax. Gener-ally, interest on indebtedness incurred by shareholders to purchase or carry shares of the Portfolio will not be deductible for Virginia income tax purpos-es.

As a regulated investment company, the Portfolio may distribute dividends that are exempt from the Virginia income tax to its shareholders if the Portfolio satisfies all requirements for conduit treatment under Federal law and, at the close of each quarter of its taxable year, at least 50% of the value of its to-tal assets consists of obligations the interest on which is exempt from taxa-tion under Federal law. If the Portfolio fails to qualify, no part of its divi-dends will be exempt from the Virginia income tax.

When taxable income of a regulated investment company is commingled with exempt income, all distributions of the income are presumed taxable to the sharehold-ers unless the portion of income that is exempt from Virginia income tax can be determined with reasonable certainty and substantiated. Generally, this deter-mination must be made for each distribution to each shareholder. The Virginia Department of Taxation has adopted a policy, however, of allowing shareholders to exclude from their Virginia taxable income the exempt portion of distribu-tions from a regulated investment company even though the shareholders receive distributions monthly but receive reports substantiating the exempt portion of such distributions at less frequent intervals. Accordingly, if the Portfolio receives taxable income, the Portfolio must determine the portion of income that is exempt from Virginia income tax and provide such information to the shareholders in accordance with the foregoing so that the shareholders may ex-clude from Virginia taxable income the exempt portion of the distribution from the Portfolio.

NEW JERSEY TAXES. It is anticipated that substantially all dividends paid by the New Jersey Municipal Money Market Portfolio will not be subject to New Jer-sey personal income tax. In accordance with the provisions of New Jersey law as currently in effect, distributions paid by a "qualified investment fund" will not be subject to the New Jersey personal income tax to the extent that the distributions are attributable to income received as interest or gain from New Jersey State-Specific Obligations, or as interest or gain from direct U.S. Gov-ernment obligations. Distributions by a qualified investment fund that are at-tributable to most other sources will be subject to the New Jersey personal in-come tax. To be classified as a qualified investment fund, at least 80% of the Portfolio's investments must consist of New Jersey State-Specific Obligations or direct U.S. Government obligations; it must have no investments other than interest-bearing obligations, obligations issued at a discount, and cash and cash items (including receivables); and it must satisfy certain reporting obli-gations and provide certain information to its shareholders. Shares of the Portfolio are not subject to property taxation by New Jersey or its political subdivisions.

The New Jersey personal income tax is not applicable to corporations. For all corporations subject to the New Jersey Corporation Business Tax, dividends and distributions from a "qualified investment fund" are included in the net income tax base for purposes of computing the Corporation Business Tax. Furthermore, any gain upon the redemption or sale of shares by a corporate shareholder is also included in the net income tax base for purposes of computing the Corpora-tion Business Tax.

How Is The Fund Organized?
--------------------------------------------------------------------------------
The Fund was organized as a Massachusetts business trust on December 22, 1988 and is registered under the 1940 Act as an open-end management investment com-pany. On January 12, 1996 the Fund changed its name from The PNC(R) Fund to Compass Capital Funds. The Declaration of Trust authorizes the Board of Trust-ees to classify and reclassify any unissued shares into one or more classes of shares. Pursuant to this authority, the Trustees have authorized the issuance of an unlimited number of shares in twenty-eight investment portfolios. Each Portfolio offers five separate classes of shares--Institutional Shares, Service Shares, Investor A Shares, Investor B Shares and Investor C Shares. This pro-spectus relates only to Institutional Shares of the eight money market portfo-lios described herein.

Shares of each class bear their pro rata portion of all operating expenses paid by a Portfolio, except transfer agency fees and amounts payable under the Fund's Distribution and Service Plan. Because of these "class expenses", the performance of a Portfolio's Institutional Shares is expected to be higher than the performance of the Portfolio's Service Shares, and the performance of both the Institutional Shares and Service Shares of a Portfolio is expected to be higher than the performance of the Portfolio's three classes of Investor Shares. The Fund offers various services and privileges in connection with its Investor Shares that are not generally offered in connection with its Institu-tional and Service Shares, including an automatic investment plan, automatic withdrawal plan and checkwriting. For further information regarding the Fund's Service or Investor Share classes, contact PFPC at (800) 441-7764 (Service Shares) or (800) 441-7762 (Investor Shares).

Each share of a Portfolio has a par value of $.001, represents an interest in that Portfolio and is entitled to the dividends and distributions earned on that Portfolio's assets as are declared in the discretion of the Board of Trustees. The Fund's shareholders are entitled to one vote for each full share held and proportionate fractional votes for fractional shares held, and will vote in the aggregate and not by class, except where otherwise required by law or as determined by the Board of Trustees. The Fund does not currently intend to hold annual meetings of shareholders for the election of trustees (except as required under the 1940 Act). For a further discussion of the voting rights of shareholders, see "Additional Information Concerning Shares" in the Statement of Additional Information.

On December 18, 1995, PNC Bank held of record approximately 77% of the Fund's outstanding shares, as trustee on behalf of individual and institutional in-vestors, and may be deemed a controlling person of the Fund under the 1940 Act. PNC Bank is a subsidiary of PNC Bank Corp.

How Is Performance Calculated?
--------------------------------------------------------------------------------
From time to time each Portfolio may advertise its "yield" and "effective yield" for Institutional Shares. Both yield figures are based on historical earnings and are not intended to indicate future performance. "Yield" refers to the income generated by an investment in a Portfolio's Institutional Shares over a seven-day period. This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be gener-ated each week over a 52-week period and is shown as a percentage of the in-vestment. "Effective yield" is calculated similarly but, when annualized, the income earned by an investment in a Portfolio's Institutional Shares is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. A Mu-nicipal Portfolio's "tax equivalent yield" may also be quoted, which shows the level of taxable yield needed to produce an after-tax equivalent to the Portfo-lio's tax-free yield for a particular class of Investor Shares.

The performance of Institutional Shares of a Portfolio may be compared to the performance of mutual funds with similar investment objectives and to relevant indices, as well as to ratings or rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the yield of Institutional Shares of a Portfolio may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. and Weisenberger Investment Company Service. Performance in-formation may also include evaluations of the Portfolios published in nation-ally recognized ranking services, and information as reported by financial pub-lications such as Business Week, Fortune, Institutional Investor, Money Maga-zine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in publications of a local or regional nature.

Performance quotations for shares of a Portfolio represent past performance and should not be considered as representative of future results. The yield of any investment is generally a function of portfolio quality and maturity, type of investment and operating expenses. Yields will fluctuate and are not necessar-ily representative of future results. Any fees charged by affiliates of the Portfolios' investment adviser or other institutions directly to their custom-ers' accounts in connection with investments in the Portfolios will not be in-cluded in the Portfolios' calculations of yield and performance.

How Can I Get More Information?
--------------------------------------------------------------------------------
We believe that it is essential for shareholders to have access to information regarding their investment 24 hours a day, 7 days a week. The COMPASS CAPITAL FUNDS have an investor information line that can provide such access.

In addition to account information, other sources of information regarding each COMPASS CAPITAL Portfolio and its portfolio holdings, strategy and current dividend and performance levels are available.

By selecting the appropriate source of information as listed below, investors can receive additional information on the COMPASS CAPITAL Portfolios by either using a toll-free number or through electronic access:

For Performance and Portfolio Management Questions dial (800) FUTURE4.

For Information Related to Share Purchases and Redemptions call COMPASS CAPITAL FUNDS at (800) 441-7450.

For Questions about Shareholder Accounts and Balances held directly at the Fund, call (800) 441-7764.

Information is also available on the Internet through the World Wide Web. Shareholders and investment professionals may access portfolio information, portfolio manager updates and market data by accessing http://www.compassfunds.com.

The Compass Capital Funds
-------------------------------------------------------------------------------
NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESEN-TATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTA-TIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                               ----------------

MONEY MARKET PORTFOLIO

U.S. TREASURY MONEY MARKET PORTFOLIO

MUNICIPAL MONEY MARKET PORTFOLIO

NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO

NORTH CAROLINA MUNICIPAL MONEY MARKET PORTFOLIO

OHIO MUNICIPAL MONEY MARKET PORTFOLIO

PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO

VIRGINIA MUNICIPAL MONEY MARKET PORTFOLIO


                                   THE MONEY
                                    MARKET
                                  PORTFOLIOS

                             INSTITUTIONAL SHARES



                                  Prospectus

                               January 16, 1996

                            COMPASS CAPITAL FUNDS(R)
                          (FORMERLY, THE PNC(R) FUND)
                             (SERVICE SHARES OF THE
                            MONEY MARKET PORTFOLIO,
                     U.S. TREASURY MONEY MARKET PORTFOLIO,
                       MUNICIPAL MONEY MARKET PORTFOLIO,
                  NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO,
                NORTH CAROLINA MUNICIPAL MONEY MARKET PORTFOLIO,
                     OHIO MUNICIPAL MONEY MARKET PORTFOLIO,
               PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO AND
                   VIRGINIA MUNICIPAL MONEY MARKET PORTFOLIO)
                             CROSS REFERENCE SHEET



           FORM N-1A ITEM                               LOCATION
           --------------                               ----------

           PART A                                       PROSPECTUS

     1.    Cover page.............................      Cover Page

     2.    Synopsis...............................      What Are The Expenses Of
                                                        The Portfolios?

     3.    Condensed Financial Information........      What Are The Portfolios'
                                                        Financial Highlights?

     4.    General Description of Registrant......      Cover Page; What Are The
                                                        Portfolios?; What
                                                        Additional Investment
                                                        Policies Apply?; What
                                                        Are The Portfolios'
                                                        Fundamental Investment
                                                        Limitations?

     5.    Management of the Fund.................      Who Manages The Fund?

     5A.   Managements Discussion of Fund
            Performance...........................      Inapplicable

     6.    Capital Stock and Other Securities.....      How Frequently Are
                                                        Dividends And
                                                        Distributions Made To
                                                        Investors?; How Are Fund
                                                        Distributions Taxed?;
                                                        How Is The Fund
                                                        Organized?

     7.    Purchase of Securities Being Offered...      How Are Shares Purchased
                                                        And Redeemed?; How Is
                                                        Net Asset Value
                                                        Calculated?; How Is The
                                                        Fund Organized?

     8.    Redemption or Repurchase...............      How Are Shares Purchased
                                                        and Redeemed?

     9.    Legal Proceedings......................      Inapplicable

[ART]

PROSPECTUS

        MONEY MARKET
        PORTFOLIOS


        Service
        Shares


        COMPASS
        --------------------
        [LOGO] CAPITAL FUNDS


N O T    Investments are not FDIC insured, are
FDIC     not deposits or obligations of any bank,
INSURED  and involve risk including
         possible loss of principal.

The Money Market Portfolios Service Shares                      January 16, 1996
--------------------------------------------------------------------------------
                Compass Capital Funds SM ("Compass Capital" or the "Fund") consist of twenty-eight investment portfolios. This Prospectus describes the Service Shares of eight of those portfolios (the "Portfolios"):

                 Money Market Portfolio
                 U.S. Treasury Money Market Portfolio
                 Municipal Money Market Portfolio
                 New Jersey Municipal Money Market Portfolio
                 North Carolina Municipal Money Market Portfolio Ohio Municipal Money Market Portfolio Pennsylvania Municipal Money Market Portfolio Virginia Municipal Money Market Portfolio

                This Prospectus contains information that a prospective in-vestor needs to know before investing. Please keep it for fu-ture reference. A Statement of Additional Information dated January 16, 1996 has been filed with the Securities and Ex-change Commission (the "SEC"). The Statement of Additional In-formation may be obtained free of charge from the Fund by calling (800) 441-7764. The Statement of Additional Informa-tion, as supplemented from time to time, is incorporated by reference into this Prospectus.

                SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND ARE NOT INSURED BY, GUARANTEED BY, OBLI-GATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENTS IN THE PORTFOLIOS INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. THERE CAN BE NO ASSURANCE THAT THE PORTFOLIOS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. SHARES OF THE STATE-SPECIFIC MUNICIPAL PORTFOLIOS LISTED ABOVE ARE INTENDED ONLY FOR RESIDENTS OF THE RESPECTIVE STATES INDICATED.

The Money Market Portfolios Of Compass Capital Funds
--------------------------------------------------------------------------------

              The Money Market Portfolios of COMPASS CAPITAL FUNDS consist of eight short-term investment alternatives. Two of these Portfo-lios invest solely in taxable instruments, and six of these Portfolios invest in tax-exempt instruments. A detailed descrip-tion of each Portfolio begins on page 16.

              COMPASS
              CAPITAL
              PORTFOLIO       LIPPER PEER GROUP


              Money Market   Money Market Instrument Funds

              U.S. Treasury  U.S. Treasury Money Market Funds
               Money Market

              Municipal      Tax-Exempt Money Market Funds
               Money Market

              NJ Municipal   NJ Tax-Exempt Money Market Funds
               Money Market

              NC Municipal   Other States Tax-Exempt Money Market Funds
               Money Market

              OH Municipal   Ohio Tax-Exempt Money Market Funds
               Money Market

              PA Municipal   PA Tax-Exempt Money Market Funds
               Money Market

              VA Municipal   Other States Tax-Exempt Money Market Funds
               Money Market

              PNC Asset Management Group, Inc. ("PAMG") serves as the Fund's investment adviser. PNC Institutional Management Corporation ("PIMC") serves as the sub-adviser to the Portfolios as de-scribed in this Prospectus.

UNDERSTANDING This Prospectus has been crafted to provide detailed, accurate
THE COMPASS   and comprehensive information on the Compass Capital Portfolios.
CAPITAL       We intend this document to be an effective tool as you explore
MONEY         different directions in money market investing. You may wish to
MARKET        use the table of contents on page 5 to find descriptions of the
PORTFOLIOS    Portfolios, including the investment objectives, portfolio man-
              agement styles, risks and charges and expenses.

CONSIDERING     There can be no assurance that any mutual fund will achieve
THE RISKS IN    its investment objective, or that any Portfolio will be able
MONEY MARKET    to maintain a stable net asset value of $1.00 per share. Cer-
INVESTING       tain Portfolios may invest in U.S. dollar-denominated instru-
                ments of foreign issuers or municipal securities backed by the credit of foreign banks, which may be subject to risks in ad-dition to those inherent in U.S. investments. Each state-spe-cific municipal Portfolio will concentrate in the securities of issuers located in a particular state, and is non-diversi-fied, which means that its performance may be dependent upon the performance of a smaller number of securities than the other Portfolios, which are considered diversified. See "What
                Additional Investment Policies And Risks Apply?"

INVESTING IN    For information on how to purchase and redeem shares of the
THE COMPASS     Portfolios, see "How Are Shares Purchased And Redeemed?" and
CAPITAL FUNDS   "What Special Purchase And Redemption Procedures May Apply?"

Asking The Key Questions
--------------------------------------------------------------------------------

                                                                          PAGE
            What Are The Expenses Of The Portfolios?.....................   6
            What Are The Portfolios' Financial Highlights?...............   8
            What Are The Portfolios?.....................................  16
            What Additional Investment Policies And Risks Apply?.........  20
            What Are The Portfolios' Fundamental Investment
             Limitations?................................................  26
            Who Manages The Fund?........................................  28
            How Are Shares Purchased And Redeemed?.......................  32
            What Special Purchase And Redemption Procedures May Apply?...  35
            How Is Net Asset Value Calculated?...........................  37
            How Frequently Are Dividends And Distributions Made To
             Investors?..................................................  38
            How Are Fund Distributions Taxed?............................  39
            How Is The Fund Organized?...................................  44
            How Is Performance Calculated?...............................  45
            How Can I Get More Information?..............................  46

What Are The Expenses Of The Portfolios?
--------------------------------------------------------------------------------
Below is a summary of the annual operating expenses expected to be incurred by Service Shares of the Portfolios after fee waivers for the current fiscal year ending September 30, 1996 as a percentage of average daily net assets. An exam-ple based on the summary is also shown.

                                                              NEW       NORTH
                                       U.S.                 JERSEY    CAROLINA     OHIO     PENNSYLVANIA   VIRGINIA
                                     TREASURY   MUNICIPAL  MUNICIPAL  MUNICIPAL  MUNICIPAL    MUNICIPAL    MUNICIPAL
                            MONEY      MONEY      MONEY      MONEY      MONEY      MONEY        MONEY        MONEY
                           MARKET     MARKET     MARKET     MARKET     MARKET     MARKET       MARKET       MARKET
                          PORTFOLIO  PORTFOLIO  PORTFOLIO  PORTFOLIO  PORTFOLIO  PORTFOLIO    PORTFOLIO    PORTFOLIO
ANNUAL PORTFOLIO
 OPERATING EXPENSES
 (AS A PERCENTAGE OF
 AVERAGE NET ASSETS)
Advisory fees
 (after fee
 waivers)(/1/)                  .06%       .06%       .06%       .05%       .06%       .06%           .06%       .05%
Other operating expenses        .53        .53        .53        .54        .53        .53            .53        .54
                               ----       ----       ----       ----       ----       ----         ------       ----
 Administration fees
  (after fee
  waivers)(/1/)            .13        .12        .11        .02        .05        .10          .12          .02
 Shareholder servicing
  fee                      .15        .15        .15        .15        .15        .15          .15          .15
 Other expenses            .25        .26        .27        .37        .33        .28          .26          .37
                          ----       ----       ----       ----       ----       ----       ------         ----
Total Portfolio
 operating expenses
 (after fee
 waivers)(/1/)                  .59%       .59%       .59%       .59%       .59%       .59%           .59%       .59%
                               ====       ====       ====       ====       ====       ====         ======       ====

(1) Without waivers, advisory fees would be .44% for the Money Market Portfolio and .45% for each of the other Portfolios and administration fees would be .17% for the Money Market Portfolio and .18% for each of the other Portfo-lios. PAMG and the Portfolios' administrators are under no obligation to waive or continue waiving their fees, but have informed the Fund that they expect to waive fees as necessary to maintain the Portfolios' total operat-ing expenses during the remainder of the current fiscal year at the levels set forth in the table. The information in the table is based on the advi-sory fees, administration fees and other expenses payable after fee waivers for the fiscal year ended September 30, 1995, as restated to reflect cur-rent expenses and fee waivers. Without waivers, "Other operating expenses" would be .56%, .58%, .59%, .69%, 65%, .60%, .58% and .69%, respectively, and "Total Portfolio operating expenses" would be 1.00%, 1.03%, 1.04%, 1.14%, 1.04%, 1.05%, 1.03% and 1.14%, respectively.

EXAMPLE

An investor in Service Shares would pay the following expenses on a $1,000 in-vestment assuming (1) a 5% annual return, and (2) redemption at the end of each time period:

                          ONE YEAR THREE YEARS FIVE YEARS TEN YEARS
Money Market                $ 6        $19        $33        $74
U.S. Treasury Money
 Market                       6         19         33         74
Municipal Money Market        6         19         33         74
New Jersey Municipal
 Money Market                 6         19         33         74
North Carolina Municipal
 Money Market                 6         19         33         74
Ohio Municipal Money
 Market                       6         19         33         74
Pennsylvania Municipal
 Money Market                 6         19         33         74
Virginia Municipal Money
 Market                       6         19         33         74

The foregoing Table and Example are intended to assist investors in understand-ing the expenses the Portfolios pay. Investors bear these expenses either di-rectly or indirectly. They do not reflect any charges that may be imposed by affiliates of the Portfolios' investment adviser or other institutions directly on their customer accounts in connection with investments in the Portfolios.

THE EXAMPLE SHOWN ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE IN-VESTMENT RETURN OR OPERATING EXPENSES. ACTUAL INVESTMENT RETURN AND OPERATING EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

What Are The Portfolios' Financial Highlights?
--------------------------------------------------------------------------------
                The following financial information has been derived from the financial statements incorporated by reference into the State-ment of Additional Information and, except for the period
                March 1, 1995 through August 31, 1995 with respect to the New Jersey Municipal Money Market Portfolio, has been audited by the Portfolio's independent accountant. This financial infor-mation should be read together with those financial state-ments. For the periods shown, the New Jersey Municipal Money Market Portfolio offered only one class of shares to both in-stitutional and retail investors. Further information about the performance of the Portfolios is available in the Fund's annual shareholder reports. Both the Statement of Additional Information and the annual shareholder reports may be obtained from the Fund free of charge by calling (800) 441-7764.

Financial Highlights
--------------------------------------------------------------------------------
(FOR A SERVICE SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                             MONEY MARKET PORTFOLIO

                                                                                FOR THE
                                                                                 PERIOD
                              YEAR       YEAR      YEAR      YEAR      YEAR    10/4/89/1/
                             ENDED      ENDED     ENDED     ENDED     ENDED     THROUGH
                            9/30/95    9/30/94   9/30/93   9/30/92   9/30/91    9/30/90
NET ASSET VALUE AT
 BEGINNING OF PERIOD       $     1.00  $   1.00  $   1.00  $   1.00  $   1.00   $   1.00
                           ----------  --------  --------  --------  --------   --------
Income from investment
 operations
 Net investment income         0.0534    0.0333    0.0274    0.0391    0.0645     0.0778
 Net realized gain (loss)
  on investments                  - -       - -       - -       - -       - -        - -
                           ----------  --------  --------  --------  --------   --------
 Total from investment
  operations                   0.0534    0.0333    0.0274    0.0391    0.0645     0.0778
                           ----------  --------  --------  --------  --------   --------
LESS DISTRIBUTIONS
 Distributions from net
  investment income           (0.0534)  (0.0333)  (0.0274)  (0.0391)  (0.0645)   (0.0778)
 Distributions from net
  realized capital gains          - -       - -       - -       - -       - -        - -
                           ----------  --------  --------  --------  --------   --------
 Total distributions          (0.0534)  (0.0333)  (0.0274)  (0.0391)  (0.0645)   (0.0778)
                           ----------  --------  --------  --------  --------   --------
NET ASSET VALUE AT END OF
 PERIOD                    $     1.00  $   1.00  $   1.00  $   1.00  $   1.00   $   1.00
                           ==========  ========  ========  ========  ========   ========
Total return                     5.48%     3.37%     2.77%     4.05%     6.64%      8.07%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period (in thousands)    $1,194,017  $575,948  $415,328  $838,012  $637,076   $628,075
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                    0.57%     0.51%     0.59%     0.61%     0.62%      0.62%/2/
 Before
  advisory/administration
  fee waivers                    0.94%     0.92%     0.70%     0.66%     0.67%      0.70%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                    5.35%     3.35%     2.73%     3.86%     6.45%      7.83%/2/
 Before
  advisory/administration
  fee waivers                    4.98%     2.95%     2.62%     3.81%     6.40%      7.75%/2/

/1/Commencement of operations.
/2/Annualized.

--------------------------------------------------------------------------------
(FOR A SERVICE SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                      U.S. TREASURY MONEY MARKET PORTFOLIO
               (FORMERLY, THE GOVERNMENT MONEY MARKET PORTFOLIO)

                                                                              FOR THE
                                                                               PERIOD
                             YEAR      YEAR      YEAR      YEAR      YEAR    11/1/89/1/
                            ENDED     ENDED     ENDED     ENDED     ENDED     THROUGH
                           9/30/95   9/30/94   9/30/93   9/30/92   9/30/91    9/30/90
NET ASSET VALUE AT
 BEGINNING OF PERIOD       $   1.00  $   1.00  $   1.00  $   1.00  $   1.00   $   1.00
                           --------  --------  --------  --------  --------   --------
Income from investment
 operations
 Net investment income       0.0525    0.0331    0.0269    0.0394    0.0627     0.0697
 Net realized gain (loss)
  on investments                - -       - -       - -       - -       - -        - -
                           --------  --------  --------  --------  --------   --------
 Total from investment
  operations                 0.0525    0.0331    0.0269    0.0394    0.0627     0.0697
                           --------  --------  --------  --------  --------   --------
LESS DISTRIBUTIONS
 Distributions from net
  investment income         (0.0525)  (0.0331)  (0.0269)  (0.0394)  (0.0627)   (0.0697)
 Distributions from net
  realized capital gains        - -       - -       - -       - -       - -        - -
                           --------  --------  --------  --------  --------   --------
 Total distributions        (0.0525)  (0.0331)  (0.0269)  (0.0394)  (0.0627)   (0.0697)
                           --------  --------  --------  --------  --------   --------
NET ASSET VALUE AT END OF
 PERIOD                    $   1.00  $   1.00  $   1.00  $   1.00  $   1.00   $   1.00
                           ========  ========  ========  ========  ========   ========
Total return                   5.38%     3.36%     2.72%     4.01%     6.46%      7.29%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period (in thousands)    $550,959  $372,883  $185,400  $160,269  $180,776   $146,148
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                  0.57%     0.52%     0.60%     0.62%     0.65%      0.65%/2/
 Before
  advisory/administration
  fee waivers                  0.98%     0.97%     0.73%     0.67%     0.70%      0.70%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                  5.27%     3.42%     2.68%     3.91%     6.27%      7.62%/2/
 Before
  advisory/administration
  fee waivers                  4.85%     2.97%     2.55%     3.86%     6.22%      7.57%/2/

/1/Commencement of operations.
/2/Annualized.

--------------------------------------------------------------------------------
(FOR A SERVICE SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                        MUNICIPAL MONEY MARKET PORTFOLIO

                                                                            FOR THE
                                                                             PERIOD
                             YEAR      YEAR     YEAR      YEAR     YEAR    11/1/89/1/
                            ENDED     ENDED     ENDED    ENDED     ENDED    THROUGH
                           9/30/95   9/30/94   9/30/93  9/30/92   9/30/91   9/30/90
NET ASSET VALUE AT
 BEGINNING OF PERIOD       $   1.00  $   1.00  $  1.00  $   1.00  $  1.00   $   1.00
                           --------  --------  -------  --------  -------   --------
Income from investment
 operations
 Net investment income       0.0334    0.0219   0.0205    0.0281   0.0438     0.0486
 Net realized gain (loss)
  on investments                - -       - -      - -       - -      - -        - -
                           --------  --------  -------  --------  -------   --------
 Total from investment
  operations                 0.0334    0.0219   0.0205    0.0281   0.0438     0.0486
                           --------  --------  -------  --------  -------   --------
LESS DISTRIBUTIONS
 Distributions from net
  investment income         (0.0334)  (0.0219) (0.0205)  (0.0281) (0.0438)   (0.0486)
 Distributions from net
  realized capital gains        - -       - -      - -       - -      - -        - -
                           --------  --------  -------  --------  -------   --------
 Total distributions        (0.0334)  (0.0219) (0.0205)  (0.0281) (0.0438)   (0.0486)
                           --------  --------  -------  --------  -------   --------
NET ASSET VALUE AT END OF
 PERIOD                    $   1.00  $   1.00  $  1.00  $   1.00  $  1.00   $   1.00
                           ========  ========  =======  ========  =======   ========
Total return                   3.39%     2.20%    2.10%     2.85%    4.47%      4.97%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period (in thousands)    $265,629  $133,358  $93,937  $125,152  $89,312   $112,108
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                  0.57%     0.51%    0.61%     0.63%    0.65%      0.65%/2/
 Before
  advisory/administration
  fee waivers                  1.01%     0.99%    0.72%     0.68%    0.70%      0.70%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                  3.35%     2.18%    2.02%     2.78%    4.40%      5.31%/2/
 Before
  advisory/administration
  fee waivers                  2.91%     1.71%    1.91%     2.73%    4.35%      5.26%/2/

/1/Commencement of operations.
/2/Annualized.

--------------------------------------------------------------------------------
(FOR A SERVICE SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                     OHIO MUNICIPAL MONEY MARKET PORTFOLIO

                                                                  FOR THE
                                                                  PERIOD
                                               YEAR      YEAR    6/1/93/1/
                                              ENDED     ENDED     THROUGH
                                             9/30/95   9/30/94    9/30/93
NET ASSET VALUE AT BEGINNING OF PERIOD       $   1.00  $   1.00  $   1.00
                                             --------  --------  --------
Income from investment operations
 Net investment income                         0.0333    0.0225    0.0074
 Net realized gain (loss) on investments          - -       - -       - -
                                             --------  --------  --------
 Total from investment operations              0.0333    0.0225    0.0074
                                             --------  --------  --------
LESS DISTRIBUTIONS
 Distributions from net investment income     (0.0333)  (0.0225)  (0.0074)
 Distributions from net realized capital
  gains                                           - -       - -       - -
                                             --------  --------  --------
 Total distributions                          (0.0333)  (0.0225)  (0.0074)
                                             --------  --------  --------
NET ASSET VALUE AT END OF PERIOD             $   1.00  $   1.00  $   1.00
                                             ========  ========  ========
Total return                                     3.38%     2.27%     0.75%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in thousands)  $ 49,857  $ 44,066  $ 15,239
 Ratios of expenses to average net assets
 After advisory/administration fee waivers       0.57%     0.40%     0.23%/2/
 Before advisory/administration fee waivers      1.03%     1.04%     0.96%/2/
 Ratios of net investment income to average
  net assets
 After advisory/administration fee waivers       3.35%     2.29%     2.23%/2/
 Before advisory/administration fee waivers      2.89%     1.65%     1.50%/2/

/1/Commencement of operations.
/2/Annualized.

--------------------------------------------------------------------------------
(FOR A SERVICE SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                 PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO

                                                                   FOR THE
                                                                    PERIOD
                                                 YEAR     YEAR    6/11/93/1/
                                                ENDED     ENDED    THROUGH
                                               9/30/95   9/30/94   9/30/93
NET ASSET VALUE AT BEGINNING OF PERIOD         $   1.00  $  1.00   $   1.00
                                               --------  -------   --------
Income from investment operations
 Net investment income                           0.0325   0.0221     0.0074
 Net realized gain (loss) on investments            - -      - -        - -
                                               --------  -------   --------
 Total from investment operations                0.0325   0.0221     0.0074
                                               --------  -------   --------
LESS DISTRIBUTIONS
 Distributions from net investment income       (0.0325) (0.0221)   (0.0074)
 Distributions from net realized capital gains      - -      - -        - -
                                               --------  -------   --------
 Total distributions                            (0.0325) (0.0221)   (0.0074)
                                               --------  -------   --------
NET ASSET VALUE AT END OF PERIOD               $   1.00  $  1.00   $   1.00
                                               ========  =======   ========
Total return                                       3.33%    2.24%      0.74%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in thousands)    $147,739  $60,560   $  8,919
 Ratios of expenses to average net assets
 After advisory/administration fee waivers         0.57%    0.42%      0.32%/2/
 Before advisory/administration fee waivers        0.99%    0.99%      1.20%/2/
 Ratios of net investment income to average
  net assets
 After advisory/administration fee waivers         3.29%    2.31%      2.42%/2/
 Before advisory/administration fee waivers        2.87%    1.75%      1.54%/2/

/1/Commencement of operations.
/2/Annualized.

--------------------------------------------------------------------------------
(FOR A SERVICE SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                       NORTH CAROLINA               VIRGINIA
                                      MUNICIPAL MONEY           MUNICIPAL MONEY
                                      MARKET PORTFOLIO          MARKET PORTFOLIO
                                     FOR THE       FOR THE          FOR THE
                                     PERIOD         PERIOD           PERIOD
                                   11/01/94/4/    4/29/94/1/      10/11/94/1/
                                     THROUGH       THROUGH          THROUGH
                                     9/30/95       9/30/94          9/30/95
NET ASSET VALUE AT BEGINNING OF
 PERIOD                             $   1.00       $   1.00         $   1.00
                                    --------       --------         --------
Income from investment operations
 Net investment income                0.0305         0.0099           0.0330
 Net realized gain (loss) on
  investments                            - -            - -              - -
                                    --------       --------         --------
 Total from investment operations     0.0305         0.0099           0.0330
                                    --------       --------         --------
LESS DISTRIBUTIONS
 Distributions from net
  investment income                  (0.0305)       (0.0099)         (0.0330)
 Distributions from net realized
  capital gains                          - -            - -              - -
                                    --------       --------         --------
 Total distributions                 (0.0305)       (0.0099)         (0.0330)
                                    --------       --------         --------
NET ASSET VALUE AT END OF PERIOD    $   1.00       $   1.00         $   1.00
                                    ========       ========         ========
Total return                            3.11%          0.99%            3.35%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in
  thousands)                        $  1,841       $   - - /3/      $    821
 Ratios of expenses to average
  net assets
 After advisory/administration
  fee waivers                           0.55%/2/       0.36%/2/         0.40%/2/
 Before advisory/administration
  fee waivers                           1.08%/2/       1.02%/2/         1.25%/2/
 Ratios of net investment income
  to average net assets
 After advisory/administration
  fee waivers                           3.34%/2/       2.54%/2/         3.50%/2/
 Before advisory/administration
  fee waivers                           2.81%/2/       1.87%/2/         2.65%/2/

/1/Commencement of operations.
/2/Annualized.
/3/There were no Service Shares outstanding as of September 30, 1994. /4/Reissuance of shares.

--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                  NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO+

                                                                              FOR THE
                             PERIOD                                           PERIOD
                              ENDED      FISCAL YEAR FISCAL YEAR FISCAL YEAR 7/1/91/1/
                             8/31/95        ENDED       ENDED       ENDED       TO
                           (UNAUDITED)    02/28/95    02/28/94    02/28/93   02/28/92
NET ASSET VALUE AT
 BEGINNING OF PERIOD         $  1.00       $  1.00     $  1.00     $  1.00    $  1.00
                             -------       -------     -------     -------    -------
Income from investment
 operations
 Net investment income          0.02          0.02        0.02        0.02       0.02
 Net realized gain (loss)
  on investments                 - -           - -         - -         - -        - -
                             -------       -------     -------     -------    -------
 Total from investment
  operations                    0.02          0.02        0.02        0.02       0.02
                             -------       -------     -------     -------    -------
LESS DISTRIBUTIONS
 Distributions from net
  investment income            (0.02)        (0.02)      (0.02)      (0.02)     (0.02)
                             -------       -------     -------     -------    -------
 Distributions from net
  realized capital gains         - -           - -         - -         - -        - -
                             -------       -------     -------     -------    -------
 Total distributions           (0.02)        (0.02)      (0.02)      (0.02)     (0.02)
NET ASSET VALUE AT END OF
 PERIOD                      $  1.00       $  1.00     $  1.00     $  1.00    $  1.00
                             =======       =======     =======     =======    =======
Total return                    3.36%         2.46%       1.79%       2.19%      3.53%/2/
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period (in thousands)      $49,628       $43,610     $39,408     $38,836    $35,005
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                   0.68%/2/      0.63%       0.65%       0.73%      0.47%/2/
 Before
  advisory/administration
  fee waivers                   0.68%/2/      0.70%       0.72%       0.76%      0.62%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                   3.30%/2/      2.46%       1.77%       2.17%      3.44%/2/
 Before
  advisory/administration
  fee waivers                   3.30%/2/      2.39%       1.70%       2.14%      3.29%/2/

+ The Portfolio commenced operations on July 1, 1991 as the New Jersey Munici-pal Money Market Fund, a separate investment portfolio (the "Predecessor New Jersey Municipal Money Market Portfolio") of Compass Capital Group, which was organized as a Massachusetts business trust. On January 12, 1996, the assets and liabilities of the Predecessor New Jersey Municipal Money Market Portfo-lio were transferred to this Portfolio.
/1/Commencement of operations.
/2/Annualized.

What Are The Portfolios?
--------------------------------------------------------------------------------
MONEY MARKET    The investment objective of the Money Market Portfolio is to
PORTFOLIO       provide as high a level of current interest income as is con-
                sistent with maintaining liquidity and stability of principal.
                The Portfolio may invest in a broad range of short-term, high quality, U.S. dollar-denominated instruments, such as govern-ment, bank, commercial and other obligations, that are avail-able in the money markets. In particular, the Portfolio may invest in:

                (A) U.S. dollar-denominated obligations issued or supported by the credit of U.S. or foreign banks or savings institu-tions with total assets in excess of $1 billion (including obligations of foreign branches of such banks);

                (B) high quality commercial paper and other obligations issued or guaranteed by U.S. and foreign corporations and other issuers rated (at the time of purchase) A-2 or higher by Standard & Poor's Ratings Group ("S&P"), Prime-2 or higher by Moody's Investors Service, Inc. ("Moody's"), Duff 2 or higher by Duff & Phelps Credit Co. ("D&P"), F-2 or higher by Fitch Investors Service, Inc. ("Fitch") or TBW-2 or higher by Thomson BankWatch, Inc. ("TBW"), as well as high quality corporate bonds rated (at the time of purchase) AA or higher by S&P, D&P, Fitch or TBW or Aa or higher by Moody's;

                (C) unrated notes, paper and other instruments that are of comparable quality as determined by the Portfolio's sub-adviser under guidelines established by the Fund's Board of Trustees;

                (D) asset-backed securities (including interests in pools of assets such as mortgages, installment purchase obligations and credit card receivables);

                (E) securities issued or guaranteed as to principal and inter-
                    est by the U.S. Government or by its agencies or instru-mentalities and related custodial receipts;

                (F) dollar-denominated securities issued or guaranteed by for-
                    eign governments or their political subdivisions, agencies or instrumentalities;

                (G) guaranteed investment contracts issued by highly-rated
                    U.S. insurance companies;

                (H) securities issued or guaranteed by state or local govern-
                    mental bodies; and

                (I) repurchase agreements relating to the above instruments.

U.S.          The investment objective of the U.S. Treasury Money Market Port-
TREASURY      folio is to provide as high a level of current interest income
MONEY         as is consistent with maintaining liquidity and stability of
MARKET        principal. It pursues this objective by investing exclusively in
PORTFOLIO     short-term bills, notes and other obligations issued or guaran-
              teed by the U.S. Treasury and repurchase agreements relating to such obligations.

MUNICIPAL     The investment objective of the Municipal Money Market Portfolio
PORTFOLIOS    is to provide as high a level of current interest income exempt from Federal income taxes as is consistent with maintaining li-quidity and stability of principal. It pursues this objective by investing substantially all of its assets in short-term obliga-tions issued by or on behalf of states, territories and posses-sions of the United States, the District of Columbia, and their political subdivisions, agencies, instrumentalities and authori-ties ("Municipal Obligations").

              The investment objective of the New Jersey Municipal Money Mar-ket Portfolio, North Carolina Municipal Money Market Portfolio, Ohio Municipal Money Market Portfolio, Pennsylvania Municipal Money Market Portfolio and Virginia Municipal Money Market Port-folio (the "State-Specific Municipal Portfolios") is, for each Portfolio, to seek as high a level of current income exempt from Federal, and to the extent possible, state income tax of the specific state in which a Portfolio concentrates, as is consis-tent with maintaining liquidity and stability of principal.

              The Municipal Money Market Portfolio and the State-Specific Mu-nicipal Portfolios (together, the "Municipal Portfolios") seek to achieve their investment objectives by primarily investing in:

              (A) fixed and variable rate notes and similar debt instruments rated MIG-2, VMIG-2 or Prime-2 or higher by Moody's, SP-2 or A-2 or higher by S&P, AA or higher by D&P or F-2 or higher by Fitch;

              (B) tax-exempt commercial paper and similar debt instruments rated Prime-2 or higher by Moody's, A-2 or higher by S&P, Duff 2 or higher by D&P or F-2 or higher by Fitch;

              (C) municipal bonds rated Aa or higher by Moody's or AA or higher by S&P, D&P or Fitch;

              (D) unrated notes, paper or other instruments that are of compa-
                  rable quality as determined by the Portfolios' sub-adviser under guidelines established by the Fund's Board of Trust-ees; and

              (E) municipal bonds and notes which are guaranteed as to princi-
                  pal and interest by the U.S. Government or an agency or in-strumentality thereof or which otherwise depend directly or indirectly on the credit of the United States.

                During normal market conditions, at least 80% of each Munici-pal Portfolio's net assets will be invested in securities which are Municipal Obligations. In addition, under normal conditions each State-Specific Municipal Portfolio intends to invest at least 65% of its net assets in Municipal Obligations of issuers located in the particular state indicated by its name ("State-Specific Obligations"). The Municipal Money Mar-ket Portfolio intends, on the other hand, to invest less than 25% of its total assets in Municipal Obligations of issuers located in the same state. During temporary defensive periods, each Municipal Portfolio may invest without limitation in ob-ligations that are not Municipal Obligations and may hold without limitation uninvested cash reserves.

                Each State-Specific Portfolio may invest without limitation in private activity bonds the interest on which is an item of tax preference for purposes of the Federal alternative minimum tax ("AMT Paper"). The Municipal Money Market Portfolio may invest up to 20% of its total assets in AMT Paper when added together with any taxable investments held by the Portfolio. Interest on AMT Paper that is received by taxpayers subject to the Fed-eral alternative minimum tax is taxable.

                Each Municipal Portfolio may invest 25% or more of its net as-sets in Municipal Obligations the interest on which is paid solely from revenues of similar projects. To the extent a Portfolio's assets are invested in Municipal Obligations pay-able from the revenues of similar projects or are invested in private activity bonds, the Portfolio will be subject to the peculiar risks presented by the laws and economic conditions relating to such projects and bonds to a greater extent than it would be if its assets were not so invested.

QUALITY,        All securities acquired by the Portfolios will be determined
MATURITY AND    at the time of purchase by the Portfolios' sub-adviser, under
DIVERSIFICATION guidelines established by the Fund's Board of Trustees, to present minimal credit risks and will be "Eligible Securities" as defined by the SEC. Eligible Securities are (a) securities that either (i) have short-term debt ratings at the time of purchase in the two highest rating categories by at least two unaffiliated nationally recognized statistical rating organi-zations ("NRSROs") (or one NRSRO if the security is rated by only one NRSRO), or (ii) are comparable in priority and secu-rity with an instrument issued by an issuer which has such ratings, and (b) securities that are unrated (including secu-rities of issuers that have long-term but not short-term rat-

              ings) but are of comparable quality as determined in accordance with guidelines approved by the Board of Trustees.

              Each Portfolio is managed so that the average maturity of all instruments held by it (on a dollar-weighted basis) will not ex-ceed 90 days. In no event will a Portfolio purchase securities which mature more than 397 days from the date of purchase (ex-cept for certain variable and floating rate instruments and se-curities collateralizing repurchase agreements). Securities in which the Portfolios invest may not earn as high a level of in-come as longer term or lower quality securities, which generally have greater market risk and more fluctuation in market value.

              The Money Market, U.S. Treasury Money Market and Municipal Money Market Portfolios are classified as diversified portfolios, and the State-Specific Municipal Portfolios are classified as non-diversified portfolios, under the Investment Company Act of 1940 (the "1940 Act"). Investment returns on a non-diversified port-folio typically are dependent upon the performance of a smaller number of securities relative to the number held in a diversi-fied portfolio. Consequently, the change in value of any one se-curity may affect the overall value of a non-diversified portfo-lio more than it would a diversified portfolio.

What Additional Investment Policies And Risks Apply?
--------------------------------------------------------------------------------
CORPORATE AND BANK OBLIGATIONS. To the extent consistent with their respective investment objectives, the Portfolios may invest in debt obligations of domes-tic or foreign corporations and banks, and may acquire commercial obligations issued by Canadian corporations and Canadian counterparts of U.S. corporations, as well as Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer. Bank obligations may include certificates of deposit, notes, bankers' acceptances and fixed time deposits. These obligations may be general obligations of the parent bank or may be limited to the issuing branch or sub-sidiary by the terms of the specific obligation or by government regulation.
The Money Market Portfolio may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of its total as-sets. For purposes of determining the permissibility of an investment in bank obligations, the total assets of a bank are determined on the basis of the bank's most recent annual financial statements.

Commercial paper issues include securities issued by corporations without reg-istration under the Securities Act of 1933 (the "1933 Act") in reliance on the exemption in Section 3(a)(3), and commercial paper issued in reliance on the so-called "private placement" exemption in Section 4(2) ("Section 4(2) paper").
Section 4(2) paper is restricted as to disposition under the Federal securities laws in that any resale must similarly be made in an exempt transaction. Sec-tion 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers which make a market in Section 4(2) paper, thus providing liquidity.

U.S. GOVERNMENT OBLIGATIONS. To the extent consistent with their respective in-vestment objectives, the Portfolios may also purchase obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities. Obli-gations of certain agencies and instrumentalities of the U.S. Government are backed by the full faith and credit of the United States. Others are backed by the right of the issuer to borrow from the U.S. Treasury or are backed only by the credit of the agency or instrumentality issuing the obligation.

MUNICIPAL OBLIGATIONS. The two principal classifications of Municipal Obliga-tions are "general obligation" securities and "revenue" securities. General ob-ligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue se-curities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being fi-nanced. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. Municipal Obligations may also in-clude "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

Also included within the general category of Municipal Obligations are partici-pation certificates in a lease, an installment purchase contract, or a condi-tional sales contract ("lease obligations") entered into by a state or politi-cal subdivision to finance the acquisition or construction of equipment, land or facilities. Although lease obligations are not general obligations of the issuer for which the state or other governmental body's unlimited taxing power is pledged, certain lease obligations are backed by a covenant to appropriate money to make the lease obligation payments. However, under certain lease obli-gations, the state or governmental body has no obligation to make these pay-ments in future years unless money is appropriated on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, dis-position of the property in the event of foreclosure might prove difficult. These securities represent a relatively new type of financing that is not yet as marketable as more conventional securities.

Each Municipal Portfolio may acquire "stand-by commitments" with respect to Mu-nicipal Obligations held by it. Under a stand-by commitment, a dealer agrees to purchase at the Portfolio's option specific Municipal Obligations at a speci-fied price. The acquisition of a stand-by commitment may increase the cost, and thereby reduce the yield, of the Municipal Obligation to which such commitment relates. Each Municipal Portfolio will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

The amount of information regarding the financial condition of issuers of Mu-nicipal Obligations may not be as extensive as that which is made available by public corporations, and the secondary market for Municipal Obligations may be less liquid than that for taxable obligations. Accordingly, the ability of a Municipal Portfolio to buy and sell tax-exempt securities may, at any particu-lar time and with respect to any particular securities, be limited.

The Municipal Portfolios may invest in tax-exempt derivative securities relat-ing to Municipal Obligations, including tender option bonds, participations, beneficial interests in trusts and partnership interests.

Opinions relating to the validity of Municipal Obligations and to the exemption of interest thereon from Federal or state income tax are rendered by counsel to the respective issuers or sponsors at the time of issuance. The Fund and its investment adviser will rely on such opinions and will not review independently the underlying proceedings relating to the issuance of Municipal Obligations or the bases for such opinions.

MORTGAGE-RELATED SECURITIES. Although under normal market conditions they do not expect to do so, each Portfolio may invest in mortgage-related securities issued by the U.S. Government or its agencies or instrumentalities or issued by private companies. Mortgage-related securities may include collateralized mort-gage obligations ("CMOs") issued by the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation or other U.S. Government agencies or instrumentalities or issued by private companies. The average life of mortgage-related securities is likely to be less than the original maturity of the mort-gage pools underlying the securities as a result of mortgage prepayments. For this and other reasons, a mortgage-related security's stated maturity may be shortened and, therefore, it may be difficult to predict precisely the security's total return to the particular Portfolio. In addition, in periods of falling interest rates, the rate of mortgage prepayments tends to increase. During such periods, the reinvestment of prepayment proceeds by the particular Portfolio will generally be at lower rates than the rates on the prepaid obligations.

VARIABLE AND FLOATING RATE INSTRUMENTS. Each Portfolio may purchase rated and unrated variable and floating rate instruments, which may have a stated matu-rity in excess of 13 months but will, in any event, permit a Portfolio to de-mand payment of the principal of the instrument at least once every 13 months upon not more than thirty days' notice (unless the instrument is guaranteed by the U.S. Government or an agency or instrumentality thereof). These instru-ments may include variable amount master demand notes that permit the indebt-edness thereunder to vary in addition to providing for periodic adjustments in the interest rate. Issuers of unrated variable and floating rate instruments must satisfy the same criteria as set forth above for the particular Portfo-lio.

REPURCHASE AGREEMENTS. Each Portfolio may agree to purchase securities from broker-dealers and financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The securities held subject to a repurchase agreement may have stated maturi-ties exceeding 13 months, so long as the repurchase agreement itself matures in less than 13 months. Default by or bankruptcy of the seller would, however, expose the Portfolio to possible loss because of adverse market action or de-lays in connection with the disposition of the underlying obligations.

GUARANTEED INVESTMENT CONTRACTS. The Money Market Portfolio may make limited investments in guaranteed investment contracts ("GICs") issued by highly rated U.S. insurance companies. Under these contracts, the Portfolio makes cash con-tributions to a deposit fund of the insurance company's general account. The insurance company then credits interest to the Portfolio on a monthly basis, which is based on an index (such as the Salomon Brothers CD Index), but is guaranteed not to be less than a certain minimum rate. The Money Market Port-folio does not expect to invest more than 5% of its net assets in GICs at any time during the current fiscal year.

WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS. Each Portfolio may purchase se-curities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transactions involve a commitment by a Port-folio to purchase or sell particular securities with payment and delivery tak-ing place at a future date (perhaps one or two months later), and permit a Portfolio to lock in a price or yield on a security it owns or intends to pur-chase, regardless of future changes in interest rates. When-issued and forward commitment transactions involve the risk, however, that the price or yield ob-tained in a transaction may be less favorable than the price or yield avail-able in the market when the delivery takes place.

SECURITIES LENDING. A Portfolio may seek additional income by lending securi-ties on a short-term basis. The securities lending agreements will require that the loans be secured by collateral in cash, U.S. Government securities or irrevocable bank letters of credit maintained on a current basis equal in value to at least the market value of the loaned securi-ties. A Portfolio may not make such loans in excess of 33 1/3% of the value of its total assets. Securities loans involve risks of delay in receiving addi-tional collateral or in recovering the loaned securities, or possibly loss of rights in the collateral if the borrower of the securities becomes insolvent.

REVERSE REPURCHASE AGREEMENTS. Each Portfolio may enter into reverse repurchase agreements for temporary purposes (such as to obtain cash to meet redemption requests when the liquidation of portfolio securities is deemed disadvantageous or inconvenient). A reverse repurchase agreement involves a sale by a Portfolio of securities that it holds concurrently with an agreement by the Portfolio to repurchase the same securities at an agreed-upon price and date. Reverse repur-chase agreements involve the risk that the market value of the securities sold by a Portfolio may decline below the price of the securities the Portfolio is obligated to repurchase.

INVESTMENT COMPANIES. In connection with the management of their daily cash po-sitions, each Portfolio may invest in securities issued by other investment companies which invest in short-term, high quality debt securities and which determine their net asset value per share based on the amortized cost or penny-rounding method of valuation. Securities of other investment companies will be acquired by a Portfolio within the limits prescribed by the 1940 Act. As a shareholder of another investment company, a Portfolio would bear, along with other shareholders, its pro rata portion of the other investment company's ex-penses, including advisory fees. These expenses would be in addition to the ad-visory fees and other expenses the Portfolio bears directly in connection with its own operations.

UNINVESTED CASH RESERVES. Each Portfolio may hold uninvested cash reserves pending investment during temporary defensive periods or if, in the opinion of the Portfolios' sub-adviser, suitable obligations are unavailable. During nor-mal market periods, no more than 20% of a Portfolio's assets will be held uninvested. Uninvested cash reserves will not earn income.

ILLIQUID SECURITIES. No Portfolio will knowingly invest more than 10% of the value of its net assets in securities that are illiquid. Variable and floating rate instruments that cannot be disposed of within seven days, GICs, and repur-chase agreements and time deposits that do not provide for payment within seven days after notice, without taking a reduced price, are subject to this 10% lim-it. Each Portfolio may purchase securities which are not registered under the 1933 Act but which can be sold to "qualified institutional buyers" in accor-dance with Rule 144A under the 1933 Act. These securities will not be consid-ered illiquid so long as the sub-adviser determines, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in a Portfolio during any period that qualified institu-tional buyers become uninterested in purchasing these restricted securities.

STATE-SPECIFIC MUNICIPAL PORTFOLIOS--ADDITIONAL RISK CONSIDERATIONS. The con-centration of investments by the State-Specific Municipal Portfolios in State-Specific Obligations raises special investment considerations. Changes in the economic condition and governmental policies of a state and its political sub-divisions could adversely affect the value of a Portfolio's shares.

Certain matters relating to the states in which the State-Specific Municipal Portfolios invest are described below. For further information, see "Special Consideration Regarding State-Specific Obligations" in the Statement of Addi-tional Information.

Ohio. While diversifying more into the service and other non-manufacturing areas, the economy of Ohio continues to rely in part on durable goods manufac-turing largely concentrated in motor vehicles and equipment, steel, rubber products and household appliances. As a result, general economic activity in Ohio, as in many other industrially developed states, tends to be more cyclical than in some other states and in the nation as a whole. Agriculture is an im-portant segment of the Ohio economy with over half the State's area devoted to farming and approximately 15% of total employment in agribusiness. In prior years, the State's overall unemployment rate was commonly somewhat higher than the national figure. For example, the reported 1990 average monthly State rate was 5.7%, compared to the 5.5% national figure. However, for the last four years the State rates were below the national rates (5.5% versus 6.1% in 1994). The unemployment rate and its effects vary among particular geographic areas of the State. There can be no assurance that future national, regional or state-wide economic difficulties and the resulting impact on State or local govern-ment finances generally will not adversely affect the market value of Ohio Mu-nicipal Obligations held in the Portfolio or the ability of particular obligors to make timely payments of debt service on (or lease payments relating to) those obligations.

Pennsylvania. Although the General Fund of the Commonwealth (the principal op-erating fund of the Commonwealth) experienced deficits in fiscal 1990 and 1991, tax increases and spending decreases resulted in surpluses the following three years; as of June 30, 1994, the General Fund has a surplus of $892.9 million. The deficit in the Commonwealth's unreserved/undesignated funds also has been eliminated, and there was a surplus of $79.2 million as of June 30, 1994. Ris-ing unemployment, a relatively high proportion of persons 65 and older in the Commonwealth and court ordered increases in healthcare reimbursement rates place increased pressures on the tax resources of the Commonwealth and its mu-nicipalities. The Commonwealth has sold a substantial amount of bonds over the past several years, but the debt burden remains moderate. The recession has af-fected Pennsylvania's economic base, with income and job growth at levels below national averages. Employment growth has shifted to the trade and service sec-tors, with losses in more high-paid manufacturing positions. A new governor took office in January 1995, but the Commonwealth is likely to continue to show fiscal restraint.

North Carolina. Growth of North Carolina tax revenues slowed considerably dur-ing fiscal 1990-92 requiring tax increases and budget adjustments, including hiring freezes and restrictions, spending constraints, changes in the timing of certain collections and payments, and other short-term budget adjustments, that were needed to comply with North Carolina's constitutional mandate for a bal-anced budget. Fiscal years 1993, 1994 and 1995, however, ended with a positive General Fund balance each year. By law, 25% of such positive fund balance was required to be reserved in the General Fund of North Carolina as part of a "Savings Reserve" (subject to a maximum reserve of 5% of the preceding fiscal year's operating appropriation). An additional portion of such positive fund balance was reserved in the General Fund as part of a "Reserve for Repair and Renovation of State Facilities," leaving the remaining unrestricted fund balance at the end of each such year available for future appropriations.

Virginia. Because of Northern Virginia, with its proximity to Washington, DC, and Hampton Roads, which has the nation's largest concentration of military in-stallations, the Federal government has a greater impact on Virginia relative to its size than any states other than Alaska and Hawaii. Virginia's economy has continued to grow over the last decade, and while per capita income has grown both faster and slower than the U.S. average from year to year, per cap-ita income continues to be above the national average. Virginia's unreserved general fund balances have continued to grow in recent years from a low in 1991. The Virginia Constitution requires a balanced budget and, since 1993, the funding of a Revenue Stabilization Fund. Current debt levels are well below limits established by the Constitution.

New Jersey. The State of New Jersey generally has a diversified economic base consisting of, among others, commerce and service industries, selective commer-cial agriculture, insurance, tourism, petroleum refining and manufacturing, al-though New Jersey's manufacturing industry has experienced a downward trend in the last few years. New Jersey is a major recipient of Federal assistance and, of all the states, is among the highest in the amount of Federal aid received. Therefore, a decrease in Federal financial assistance may adversely affect the financial condition of New Jersey and its political subdivisions and instrumen-talities. While New Jersey's economic base has become more diversified over time and thus its economy appears to be less vulnerable during recessionary pe-riods, a recurrence of high levels of unemployment could adversely affect New Jersey's overall economy and the ability of New Jersey and its political subdi-visions and instrumentalities to meet their financial obligations. In addition, New Jersey maintains a balanced budget which restricts total appropriation in-creases to only 5% annually with respect to any municipality or county, the balanced budget plan may actually adversely affect a particular municipality's or county's ability to repay its obligations.

What Are The Portfolios' Fundamental Investment Limitations?
--------------------------------------------------------------------------------
A Portfolio's investment objective and policies may be changed by the Fund's Board of Trustees without shareholder approval. However, shareholders will be given at least 30 days' notice before any such change. No assurance can be pro-vided that a Portfolio will achieve its investment objective.

Each Portfolio has also adopted certain fundamental investment limitations that may be changed only with the approval of a "majority of the outstanding shares of a Portfolio" (as defined in the Statement of Additional Information). Sev-eral of the Portfolios' fundamental investment policies, which are set forth in full in the Statement of Additional Information, are summarized below.

No Portfolio may:

(1) purchase securities (except U.S. Government securities and related repur-chase agreements) if more than 5% of its total assets will be invested in the securities of any one issuer, except that up to 25% of a Portfolio's total assets may be invested without regard to this 5% limitation;

(2) invest 25% or more of its total assets in one or more issuers conducting their principal business activities in the same industry, except that the Money Market Portfolio will invest at least 25% of its total assets in ob-ligations of issuers in the banking industry or instruments secured by such obligations except during temporary defensive periods;

(3) borrow money except for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing. Whenever borrowings exceed 5% of a Portfolio's total assets, the Portfolio will not make any additional investments; and

(4) in the case of the Municipal Money Market Portfolio, invest less than 80% of its net assets in instruments the interest on which is exempt from regu-lar Federal income tax, except during defensive periods or during periods of unusual market conditions; and

(5) in the case of each State-Specific Municipal Portfolio, invest less than 80% of its net assets in instruments the interest on which is exempt from regular Federal income tax or in instruments which are subject to AMT, ex-cept during defensive periods or during periods of unusual market conditions.

Restriction 1 does not apply to the State-Specific Municipal Portfolios. In-stead, as a non-fundamental investment restriction, each State-Specific Munici-pal Portfolio will not hold any securities (except U.S. Government securities and related repurchase agreements) that would cause, at the end of any tax quarter, more than 5% of its total assets to be invested in securities of any one issuer, except that up to 50% of a Portfolio's total assets may be invested without regard to this limitation so long as no more than 25% of the Portfo-lio's total assets are invested in any one issuer (except U.S. Government secu-rities and related repurchase agreements).

In accordance with current SEC regulations, the Money Market Portfolio intends, as a non-fundamental policy, to limit its investments in the securities of any single issuer (other than U.S.

Government securities and related repurchase agreements) to not more than 5% of the value of its total assets at the time of purchase, except that 25% of the value of its total assets may be invested in any one issuer for a period of up to three business days. The Money Market Portfolio will also limit its invest-ments in Eligible Securities that are not in the highest rating category as de-termined by two NRSROs (or one NRSRO if the security is rated by only one NRSRO) or, if unrated, are not of comparable quality, to 5% of its total as-sets, with investments in any one such issuer being limited to no more than 1% of its total assets or $1 million, whichever is greater, measured at the time of purchase.

The investment limitations stated above are applied at the time investment se-curities are purchased.

In order to permit the sale of its shares in certain states, the Fund may make commitments more restrictive than the investment policies and limitations de-scribed in this Prospectus. If the Fund determines that any commitment is no longer in the best interests of a Portfolio, it will revoke the commitment by terminating sales of shares of the Portfolio in the state involved.

Who Manages The Fund?
--------------------------------------------------------------------------------
BOARD OF        The business and affairs of the Fund are managed under the di-
TRUSTEES        rection of the Fund's Board of Trustees. The following indi-
                viduals were elected by shareholders on January 4, 1996 to serve as trustees of Compass Capital Funds:

                  William O. Albertini--Executive Vice President and Chief Fi-nancial Officer of Bell Atlantic Corporation.

                  Raymond J. Clark--Treasurer of Princeton University.

                  Robert M. Hernandez--Vice Chairman and Chief Financial Offi-cer of USX Corporation.

                  Anthony M. Santomero--Deputy Dean of The Wharton School, University of Pennsylvania.

                  David R. Wilmerding, Jr.--President of Gates, Wilmerding, Carper & Rawlings, Inc.

INVESTMENT      The Adviser to Compass Capital Funds is PNC Asset Management
ADVISER AND     Group, Inc. ("PAMG"). PAMG was organized in 1994 to perform
SUB-ADVISER     advisory services for investment companies, and has its prin-
                cipal offices at 1835 Market Street, Philadelphia, Pennsylva-nia 19103. PAMG is an indirect wholly-owned subsidiary of PNC
                Bank Corp., a multi-bank holding company. PNC Institutional
                Management Corporation ("PIMC"), a wholly-owned subsidiary of PAMG, serves as each Portfolio's sub-adviser. PIMC's principal business address is 400 Bellevue Parkway, Wilmington, Delaware
                19809.

                As adviser, PAMG is responsible for the overall investment management of the Portfolios. As sub-adviser, PIMC is respon-sible for the day-to-day management of the Portfolios, and generally makes all purchase and sale investment decisions for the Portfolios. PIMC also provides research and credit analy-sis. Portfolio transactions for a Portfolio may be directed through broker/dealers who sell Fund shares, subject to the requirements of best execution.

                For their investment advisory and sub-advisory services, PAMG and PIMC are entitled to fees, computed daily on a Portfolio-by-Portfolio basis and payable monthly, at the annual rates set forth below. All sub-advisory fees payable to PIMC are paid by PAMG, and do not represent an extra charge to the Portfolios.

                      MAXIMUM ANNUAL CONTRACTUAL FEE RATE
                      FOR EACH PORTFOLIO (BEFORE WAIVERS)

                                                 INVESTMENT  SUB-ADVISORY
                      AVERAGE DAILY NET ASSETS  ADVISORY FEE     FEE
                      ------------------------  ------------ ------------
                  first $1 billion                 .450%        .400%
                  $1 billion--$2 billion           .400         .350
                  $2 billion--$3 billion           .375         .325
                  greater than $3 billion          .350         .300

               For more information about the advisory fees the Portfolios ex-pect to pay for the current fiscal year, see "What Are The Ex-penses Of The Portfolios?" For the fiscal year ended September 30, 1995, the Portfolios (other than the New Jersey Municipal Money Market Portfolio) paid investment advisory fees at the following annual rates (expressed as a percentage of average daily net assets) after voluntary fee waivers: Money Market Portfolio, .08%; U.S. Treasury Money Market Portfolio, .08%; Mu-nicipal Money Market Portfolio, .08%; Ohio Municipal Money Mar-ket Portfolio, .07%; Pennsylvania Municipal Money Market Portfo-lio, .09%; North Carolina Municipal Money Market Portfolio, .05%; and Virginia Municipal Money Market Portfolio, 0%. For the fiscal year ended February 28, 1995, the Predecessor New Jersey Municipal Money Market Portfolio paid investment advisory fees, after voluntary fee waivers, to Midlantic Bank, N.A., its former adviser, pursuant to the advisory agreement then in effect, at the annual rate of .40% of its average daily net assets.

ADMINISTRATORS Compass Capital Group, Inc. ("CCG"), PFPC Inc. ("PFPC"), and
               Compass Distributors, Inc. ("CDI") (the "Administrators") serve as the Fund's co-administrators. CCG and PFPC are indirect whol-ly-owned subsidiaries of PNC Bank Corp. CDI is a wholly-owned subsidiary of Provident Distributors, Inc. ("PDI"). A majority of the outstanding stock of PDI is owned by its officers and the remaining outstanding stock is owned by Pennsylvania Merchant Group Ltd.

               The Administrators generally assist the Fund in all aspects of its administration and operation, including matters relating to the maintenance of financial records and fund accounting. As compensation for these services, CCG is entitled to receive a fee, computed daily and payable monthly, at an annual rate of .03% of each Portfolio's average daily net assets, and PFPC and CDI are entitled to receive a combined fee, computed daily and payable monthly, at an annual rate of .15% of the first $500 million of each Portfolio's average daily net assets, .13% of the next $500 million of each Portfolio's average daily net as-sets, .11% of the next $1 billion of each Portfolio's average daily net as-sets and .10% of each Portfolio's average daily net assets in excess of $2 billion. From time to time the Administrators may waive some or all of their administration fees from a Portfo-lio.

                For information about the operating expenses the Portfolios expect to pay for the current fiscal year, see "What Are The Expenses Of The Portfolios?"

TRANSFER        PNC Bank serves as the Portfolios' custodian and PFPC serves
AGENT,          as their transfer agent and dividend disbursing agent.
DIVIDEND
DISBURSING
AGENT AND
CUSTODIAN

SHAREHOLDER     The Fund intends to enter into service agreements with insti-
SERVICING       tutional investors ("Institutions") (including PNC Bank, Na-
                tional Association and its affiliates) which provide that the Institutions will render support services to their customers who are the beneficial owners of Service Shares. These serv-ices are intended to supplement the services provided by the Fund's Administrators and transfer agent to the Fund's share-holders of record. In consideration for payment of a share-holder processing fee of up to .15% (on an annualized basis) of the average daily net asset value of Service Shares owned beneficially by their customers, Institutions may provide one or more of the following services: processing purchase and re-demption requests from customers and placing orders with the Fund's transfer agent or the distributor; processing dividend payments from the Fund on behalf of customers; providing sub-accounting with respect to Service Shares beneficially owned by customers or the information necessary for sub-accounting;
                and other similar services. In consideration for payment of a separate shareholder servicing fee of up to .15% (on an annualized basis) of the average daily net asset value of Service Shares owned beneficially by their customers, Institu-tions may provide one or more of these additional services to such customers: responding to customer inquiries relating to the services performed by the Institution and to customer in-quiries concerning their investments in Service Shares; pro-viding information periodically to customers showing their po-sitions in Service Shares; and other similar shareholder liai-son services. Customers who are beneficial owners of Service
                Shares should read this Prospectus in light of the terms and fees governing their accounts with Institutions.

                Conflict-of-interest restrictions may apply to the receipt of compensation paid by the Fund in connection with the invest-ment of fiduciary funds in Portfolio shares. Institutions, in-cluding banks regulated by the

              Comptroller of the Currency, Federal Reserve Board and state banking commissions, and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult their legal counsel before entering into agreements with the Fund.

              The Glass-Steagall Act and other applicable laws, among other things, prohibit banks from engaging in the business of under-writing securities. It is intended that the services provided by Institutions under their service agreements will not be prohib-ited under these laws. However, state securities laws may differ from the interpretations of Federal law on this issue, and banks and financial institutions may be required to register as deal-ers pursuant to state law.

EXPENSES Expenses are deducted from the total income of each Portfolio before dividends and distributions are paid. Expenses include, but are not limited to, fees paid to PAMG and the Administra-tors, transfer agency and custodian fees, trustee fees, taxes, interest, professional fees, shareholder servicing and process-ing fees, fees and expenses in registering and qualifying the Portfolios and their shares for distribution under Federal and state securities laws, expenses of preparing prospectuses and statements of additional information and of printing and dis-tributing prospectuses and statements of additional information to existing shareholders, expenses relating to shareholder re-ports, shareholder meetings and proxy solicitations, insurance premiums, the expense of independent pricing services, and other expenses which are not expressly assumed by PAMG or the Fund's service providers under their agreements with the Fund. Any gen-eral expenses of the Fund that do not belong to a particular in-vestment portfolio will be allocated among all investment port-folios by or under the direction of the Board of Trustees in a manner the Board determines to be fair and equitable.

How Are Shares Purchased And Redeemed?
--------------------------------------------------------------------------------
DISTRIBUTOR. Shares of the Portfolios are offered on a continuous basis by CDI as distributor (the "Distributor"). CDI maintains its principal offices at 259 Radnor-Chester Road, Suite 120, Radnor, Pennsylvania 19087.

The Fund has adopted a distribution plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. The Plan permits CDI, PAMG, the Administrators and other companies that receive fees from the Fund to make payments relating to distri-bution and sales support activities out of their past profits or other sources available to them. The Fund is not required or permitted under the Plan to make distribution payments with respect to Service Shares.

PURCHASE OF SHARES. Service Shares are offered without a sales load to Institu-tions acting on behalf of their customers, as well as to certain persons who were shareholders of Compass Capital Group of Funds at the time of its combina-tion with The PNC Fund during the first quarter of 1996. Service Shares will normally be held of record by Institutions or in the names of nominees of In-stitutions. Share purchases are normally effected through a customer's account at an Institution through procedures established in connection with the re-quirements of the account. In these cases, confirmations of share purchases and redemptions will be sent to the Institutions. Beneficial ownership of shares will be recorded by the Institutions and reflected in the account statements provided by such Institutions to their customers. Investors wishing to purchase shares should contact their Institutions.

Service Shares are sold at the net asset value per share next determined after an order is received by PFPC Inc. ("PFPC"), the Fund's transfer agent. Shares may be purchased by Institutions on any Business Day. A "Business Day" is any weekday that the New York Stock Exchange (the "NYSE") and the Federal Reserve Bank of Philadelphia (the "FRB") are open for business.

Purchase orders for each Portfolio except the U.S. Treasury Money Market Port-folio may be placed by telephoning PFPC at (800) 441-7450 no later than 12:00 noon (Eastern Time) on a Business Day. Orders received before 12:00 noon (East-ern Time) will be executed at 12:00 noon (Eastern Time). If payment for such orders is not received by 4:00 p.m. (Eastern Time), the order will be cancelled and notice thereof will be given to the Institution placing the order. Orders received after 12:00 noon (Eastern Time) will not be accepted.

Purchase orders for the U.S. Treasury Money Market Portfolio may be placed by telephoning PFPC at (800) 441-7450 no later than 4:00 p.m. (Eastern Time) on a Business Day. Orders received before 12:00 noon (Eastern Time) will be executed at 12:00 noon (Eastern Time); orders received after 12:00 noon (Eastern Time) but before 4:00 p.m. (Eastern Time) will be executed at 4:00 p.m. (Eastern
Time). If payment for such orders is not received by 4:00 p.m. (Eastern Time), the order will be cancelled and notice thereof will be given to the Institution placing the order. Orders will not be accepted after 4:00 p.m. (Eastern Time). Under certain circumstances, the Fund may reject large individual purchase or-ders received after 12:00 noon (Eastern Time).

Payment for Service Shares must normally be made only in Federal funds or other funds immediately available to the Fund's custodian. Payment may also, in the discretion of the Fund, be made in the form of securities that are permissible investments for the respective Portfolios. For further information, see the Statement of Additional Information. The minimum initial investment is $5,000; however, Institutions may set a higher minimum for their customers. There is no minimum subsequent investment requirement.

Compass Capital may in its discretion waive the minimum investment amount and may reject any order for Service Shares.

REDEMPTION OF SHARES. Customers of Institutions may redeem Service Shares in accordance with the procedures applicable to their accounts with the Institu-tions. These procedures will vary according to the type of account and the In-stitution involved, and customers should consult their account managers in this regard. It is the responsibility of Institutions to transmit redemption orders to PFPC and credit their customers' accounts with the redemption proceeds on a timely basis. In the case of shareholders holding share certificates, the cer-tificates must accompany the redemption request.

Institutions may place redemption orders by telephoning PFPC at (800) 441-7450. Shares are redeemed at their net asset value per share next determined after PFPC's receipt of the redemption order. The Fund, the Administrators and the Distributor will employ reasonable procedures to confirm that instructions com-municated by telephone are genuine. The Fund and its service providers will not be liable for any loss, liability, cost or expense for acting upon telephone instructions that are reasonably believed to be genuine in accordance with such procedures. While the Fund intends to use its best efforts to maintain each Portfolio's net asset value per share at $1.00, the proceeds paid upon redemp-tion may be more or less than the amount invested depending upon the net asset value of a Service Share at the time of redemption.

Payment for redeemed shares for which a redemption order is received by PFPC before 12:00 noon (Eastern Time) on a Business Day is normally made in Federal funds wired to the redeeming Institution on the same Business Day, provided that the Fund's custodian is also open for business. Payment for redemption or-ders received between 12:00 noon (Eastern Time) and 4:00 p.m. (Eastern Time) or on a day when the Fund's custodian is closed is normally wired in Federal funds on the next Business Day following redemption on which the Fund's custodian is open for business. The Fund reserves the right to wire redemption proceeds within seven days after receiving a redemption order if, in the judgment of PAMG, an earlier payment could adversely affect a Portfolio. No charge for wir-ing redemption payments is imposed by the Fund, although Institutions may charge their customer accounts for redemption services. Information relating to such redemption services and charges, if any, should be obtained by customers from their Institution.

During periods of substantial economic or market change, telephone redemptions may be difficult to complete. Redemption requests may also be mailed to PFPC at 400 Bellevue Parkway, Wilmington, DE 19809.

The Fund may redeem Service Shares in any Portfolio account if the account bal-ance drops below $5,000 as the result of redemption requests and the share-holder does not increase the balance to at least $5,000 upon thirty days' writ-ten notice. If a customer has agreed with an Institution to maintain a minimum balance in his or her account with the Institution, and the balance in the ac-count falls below that minimum, the customer may be obligated to redeem all or part of his or her shares in the Portfolios to the extent necessary to maintain the minimum balance required.

The Fund may also suspend the right of redemption or postpone the date of pay-ment upon redemption for such periods as are permitted under the 1940 Act, and may redeem shares involuntarily or make payment for redemption in securities or other property when determined appropriate in light of the Fund's responsibili-ties under the 1940 Act. See "Purchase and Redemption Information" in the Statement of Additional Information for examples of when such redemption might be appropriate.

What Special Purchase And Redemption Procedures May Apply?
--------------------------------------------------------------------------------
Persons who were shareholders of an investment portfolio of Compass Capital Group of Funds at the time of the portfolio's combination with The PNC Fund(R) may also purchase and redeem Service Shares of the same Portfolio and for the same account in which they held shares on that date through the procedures de-scribed in this section.

PURCHASES. Purchase orders may be placed through PFPC. The minimum investment is $100. Purchases through the Automatic Investment Plan described below are subject to a lower purchase minimum. The name of the Portfolio with respect to which shares are purchased must appear on the check or Federal Reserve Draft. Investors may also wire Federal funds in connection with the purchase of shares. The wire instructions must include the name of the Portfolio, class of the Portfolio, the name of the account registration, and the shareholder ac-count number. Before wiring any funds, however, an investor must call PFPC at
(800) 441-7762 in order to confirm the wire instructions. Purchase orders for shares of the Portfolios that are in proper form are executed at their net as-set value per share next determined after receipt by the Fund; however, orders will not be executed until payments not made in Federal funds are converted to Federal funds (which normally occurs within two Business Days of receipt) un-less a creditworthy financial institution undertakes to pay for an order in Federal funds by 4:00 p.m. (Eastern Time) the same Business Day an order is placed. Under certain circumstances, the Fund may reject large individual pur-chase orders received after 12:00 noon. The Fund may in its discretion reject any order for shares.

The Portfolios offer an Automatic Investment Plan ("AIP") whereby an investor in shares of a Portfolio may arrange for periodic investments in that Portfolio through automatic deductions from a checking or savings account by completing the AIP Application Form. The minimum pre-authorized investment amount is $50.

REDEMPTIONS. Shareholders may redeem for cash some or all of their shares of the Portfolios at any time by sending a written redemption request in proper form to Compass Capital Funds c/o PFPC Inc., P.O. Box 8907, Wilmington, Dela-ware 19899-8907.

Except as noted below, a request for redemption must be signed by all persons in whose names the shares are registered. Signatures must conform exactly to the account registration. If the proceeds of the redemption would exceed $25,000, or if the proceeds are not to be paid to the record owner at the rec-ord address, or if the shareholder is a corporation, partnership, trust or fi-duciary, signature(s) must be guaranteed by any eligible guarantor institution. Eligible guarantor institutions generally include banks, broker/dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations.

Generally, a properly signed written request with any required signature guar-antee is all that is required for a redemption. In some cases, however, other documents may be necessary. Shareholders holding share certificates must send their certificates with the redemption request. Additional documentary evidence of authority is required by PFPC in the event redemption is requested by a cor-poration, partnership, trust, fiduciary, executor or administrator.

If a shareholder has given authorization for expedited redemption, shares can be redeemed by telephone and the proceeds sent by check to the shareholder or by Federal wire transfer to a single previously designated bank account. Once authorization is on file, PFPC will honor requests by any person by telephone at (800) 441-7762 (in Delaware call collect (302) 791-1194) or other means. The minimum amount that may be sent by check is $500, while the minimum amount that may be wired is $10,000. Compass Capital reserves the right to change these minimums or to terminate these redemption privileges. If the proceeds of a redemption would exceed $25,000, the redemption request must be in writing and will be subject to the signature guarantee requirement described above. This privilege may not be used to redeem Shares in certificated form.

During periods of substantial economic or market change, telephone redemptions may be difficult to complete. Redemption requests may also be mailed to PFPC at P.O. Box 8907, Wilmington, Delaware 19899-8907.

Compass Capital is not responsible for the efficiency of the Federal wire sys-tem or the shareholder's firm or bank. Compass Capital does not currently charge for wire transfers. The shareholder is responsible for any charges im-posed by the shareholder's bank. To change the name of the single designated bank account to receive wire redemption proceeds, it is necessary to send a written request (with a guaranteed signature as described above) to Compass Capital Funds c/o PFPC, P.O. Box 8907, Wilmington, Delaware 19899-8907.

Compass Capital reserves the right to refuse a telephone redemption if it be-lieves it advisable to do so. The Fund, the Administrators and the Distributor will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Compass Capital, the Administrators and the Distributor will not be liable for any loss, liability, cost or expense for acting upon telephone instructions reasonably believed to be genuine in accordance with such procedures.

Compass Capital offers a Systematic Withdrawal Plan ("SWP") which may be used by investors who wish to receive regular distributions from their accounts. Upon commencement of the SWP, the account must have a current value of $10,000 or more in a Portfolio. Shareholders may elect to receive automatic cash pay-ments of $100 or more either monthly, every other month, quarterly, three times a year, semi-annually, or annually. Automatic withdrawals are normally processed on the 25th day of the applicable month or, if such day is not a Business Day, on the next Business Day and are paid promptly thereafter. An investor may utilize the SWP by completing the SWP Application Form which may be obtained from PFPC.

Shareholders should realize that if withdrawals exceed income dividends their invested principal in the account will be depleted. To participate in the SWP, shareholders must have their dividends automatically reinvested. Shareholders may change or cancel the SWP at any time, upon written notice to PFPC.

How Is Net Asset Value Calculated?
--------------------------------------------------------------------------------
Net asset value is calculated separately for Service Shares of each Portfolio as of 12:00 noon (Eastern Time) and 4:00 p.m. (Eastern Time) on each Business Day by dividing the value of all securities and other assets owned by a Portfo-lio that are allocated to its Service Shares, less the liabilities charged to its Service Shares, by the number of Service Shares outstanding.

Each Portfolio seeks to maintain a net asset value of $1.00 per share for pur-poses of purchases and redemptions, and values its portfolio securities based on the amortized cost method of valuation described in the Statement of Addi-tional Information under "Valuation of Shares." A Portfolio may use a pricing service, bank or broker/dealer to value its securities.

How Frequently Are Dividends And Distributions Made To Investors?
-------------------------------------------------------------------------------
Shareholders are entitled to dividends and distributions arising from the net income and capital gains, if any, earned on investments held by the Portfolio in which they invest. Each Portfolio's net income is declared daily as a divi-dend. Shareholders whose purchase orders are executed at 12:00 noon (Eastern
Time), 4:00 p.m. (Eastern Time) for the U.S. Treasury Money Market Portfolio, receive dividends for that day. On the other hand, shareholders whose redemp-tion orders have been received by 12:00 noon (Eastern Time) do not receive dividends for that day, while shareholders of each Portfolio whose redemption orders are received after 12:00 noon (Eastern Time) do receive dividends for that day.

Dividends are paid monthly by check, or by wire transfer if requested in writ-ing by the shareholder, within five business days after the end of the month. Net short-term capital gains, if any, will be distributed at least annually. The period for which dividends are payable and the time for payment are sub-ject to change by the Fund's Board of Trustees. The Portfolios do not expect to realize net long-term capital gains.

Dividends are reinvested in additional full and fractional Service Shares of the same Portfolio which pays the dividends, unless a shareholder elects to receive dividends in cash. Such election, or any revocation thereof, must be made in writing to PFPC, and will become effective with respect to dividends paid after receipt by PFPC.

How Are Fund Distributions Taxed?
--------------------------------------------------------------------------------
Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If a Portfolio qualifies, it generally will be relieved of Federal income tax on amounts distributed to shareholders, but shareholders, unless otherwise exempt, will pay income or capital gains taxes on distributions (except distributions that are "exempt interest dividends" or are treated as a return of capital), whether the distributions are paid in cash or reinvested in additional shares.

Distributions paid out of a Portfolio's "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, will be taxed to shareholders as long-term capital gain regardless of the length of time a shareholder holds the Shares. All other distributions, to the extent taxable, are taxed to shareholders as ordinary income.

Each Municipal Portfolio intends to pay substantially all of its dividends as "exempt interest dividends." However, taxpayers are required to report the re-ceipt of "exempt interest dividends" on their Federal income tax returns for informational purposes and in two circumstances such amounts, while exempt from regular Federal income tax, are taxable to persons subject to alternative mini-mum and environmental taxes. First, "exempt interest dividends" derived from certain private activity bonds generally will constitute an item of tax prefer-ence for taxpayers in determining alternative minimum tax liability. Second, all "exempt interest dividends" must be taken into account by corporate taxpay-ers in determining certain adjustments for alternative minimum and environmen-tal tax purposes. In addition, investors should be aware of the possibility of state and local alternative minimum or minimum income tax liability on interest from private activity bonds. Shareholders who are recipients of Social Security Act or Railroad Retirement Act benefits should note that "exempt interest divi-dends" will be taken into account in determining the taxability of their bene-fit payments.

Each Municipal Portfolio will determine annually the percentages of its net in-vestment income which are exempt from the regular Federal income tax, which constitute an item of tax preference for Federal alternative minimum tax pur-poses, and which are fully taxable. These percentages will apply uniformly to all distributions from net investment income during that year and may differ significantly from the actual percentages for any particular day.

The Fund will send written notices to shareholders annually regarding the tax status of distributions made by each Portfolio. Dividends declared in October, November or December of any year payable to shareholders of record on a speci-fied date in those months will be deemed to have been received by the share-holders on December 31 of such year, if the dividends are paid during the fol-lowing January.

This is not an exhaustive discussion of applicable tax consequences, and in-vestors may wish to contact their tax advisers concerning investments in the Portfolios. Except as discussed below, dividends paid by each Portfolio may be taxable to investors under state or local law as dividend income even though all or a portion of such dividends may be derived from interest on obligations which, if realized directly, would be exempt from such income taxes. In addition, shareholders who are non-resident alien individuals, for-eign trusts or estates, foreign corporations or foreign partnerships may be subject to different Federal income tax treatment. Future legislative or admin-istrative changes or court decisions may materially affect the tax consequences of investing in the Portfolios.

OHIO TAXES. Individuals and estates that are subject to Ohio personal income tax or municipal or school district income taxes in Ohio will not be subject to such taxes on distributions from the Ohio Municipal Money Market Portfolio to the extent that such distributions are properly attributable to interest on Ohio Municipal Obligations or obligations issued by the U.S. Government, its agencies, instrumentalities or territories (if the interest on such obligations is exempt from state income taxation under the laws of the United States) ("U.S. Obligations"), if (a) the Portfolio continues to qualify as a regulated investment company for Federal income tax purposes and (b) at all times at least 50% of the value of the total assets of the Portfolio consists of Ohio Municipal Obligations or similar obligations of other states or their subdivi-sions. Corporations that are subject to the Ohio corporation franchise tax will not have to include distributions from the Ohio Municipal Money Market Portfo-lio in their net income base for purposes of calculating their Ohio corporation franchise tax liability to the extent that such distributions either constitute exempt-interest dividends for Federal income tax purposes or are properly at-tributable to interest on Ohio Municipal Obligations or U.S. Obligations. How-ever, shares of the Ohio Municipal Money Market Portfolio will be included in a corporation's net worth base for purposes of calculating the Ohio corporation franchise tax. Distributions properly attributable to gain on the sale, ex-change or other disposition of Ohio Municipal Obligations will not be subject to the Ohio personal income tax, or municipal or school district income taxes in Ohio and will not be included in the net income base of the Ohio corporation franchise tax. Distributions attributable to other sources will be subject to the Ohio personal income tax and the Ohio corporation franchise tax.

PENNSYLVANIA TAXES. Income received by a shareholder attributable to interest realized by the Pennsylvania Municipal Money Market Portfolio from Pennsylvania State-Specific Obligations or attributable to insurance proceeds on account of such interest is not taxable to individuals, estates or trusts under the Per-sonal Income Tax (in the case of insurance proceeds, to the extent they are ex-empt for Federal income tax purposes); to corporations under the Corporate Net Income Tax (in the case of insurance proceeds, to the extent they are exempt for Federal income tax purposes); nor to individuals under the Philadelphia School District Net Investment Income Tax ("School District Tax").

Income received by a shareholder attributable to gain on the sale or other dis-position by the Portfolio of Pennsylvania State-Specific Obligations is taxable under the Personal Income Tax, the Corporate Net Income Tax, and, unless these assets were held by the Portfolio for more than six months, the School District Tax.

This discussion does not address the extent, if any, to which shares of the Pennsylvania Municipal Money Market Portfolio, and interest and gain earned by the Portfolio, is subject to, or included in the measure of, special taxes im-posed by the Commonwealth of Pennsylvania on banks and other financial institutions or with respect to any privilege, ex-cise, franchise or other tax imposed on business entities not discussed above (including the Corporate Capital Stock/Foreign Franchise Tax.)

Shareholders of the Pennsylvania Municipal Money Market Portfolio are not sub-ject to the Pennsylvania County Personal Property Tax to the extent that the Portfolio is comprised of Pennsylvania state-specific obligations and Federal obligations (if the interest on such obligations is exempt from state and local taxation under the laws of the United States).

NORTH CAROLINA TAXES. Interest received in the form of dividends from the North Carolina Municipal Money Market Portfolio is exempt from North Carolina state income tax to the extent the distributions represent interest on direct obliga-tions of the U.S. Government or North Carolina State-Specific Obligations. Dis-tributions derived from interest earned on obligations of political subdivi-sions of Puerto Rico, Guam and the U.S. Virgin Islands, including the govern-ments thereof and their agencies, instrumentalities and authorities, are also exempt from North Carolina state income tax. Distributions paid out of interest earned on obligations that are merely backed or guaranteed by the U.S. Govern-ment (e.g., GNMAs, FNMAs), on repurchase agreements collateralized by U.S. Gov-ernment securities or on obligations of other states (which the Portfolio may acquire and hold for temporary or defensive purposes) are not exempt from North Carolina state income tax.

Any distributions of net realized gain earned by the North Carolina Municipal Money Market Portfolio on the sale or exchange of certain obligations of the State of North Carolina or its subdivisions that were issued before July 1, 1995 will also be exempt from North Carolina income tax to the Portfolio's shareholders. Distributions of gains earned by the North Carolina Municipal Money Market Portfolio on the sale or exchange of all other obligations will be subject to North Carolina income tax.

VIRGINIA TAXES. Subject to the provisions discussed below, dividends paid to shareholders by the Virginia Municipal Money Market Portfolio and derived from interest on obligations of the Commonwealth of Virginia or of any political subdivision or instrumentality of the Commonwealth or derived from interest or dividends on obligations of the United States excludable from Virginia taxable income under the laws of the United States, which obligations are issued in the exercise of the borrowing power of the Commonwealth or the United States and are backed by the full faith and credit of the Commonwealth or the United States, will be exempt from the Virginia income tax. Dividends paid to share-holders by the Portfolio and derived from interest on debt obligations of cer-tain territories and possessions of the United States (those issued by Puerto Rico, the Virgin Islands and Guam) will be exempt from the Virginia income tax. To the extent a portion of the dividends are derived from interest on debt ob-ligations other than those described above, such portion will be subject to the Virginia income tax even though it may be excludable from gross income for Fed-eral income tax purposes.

Generally, dividends distributed to shareholders by the Portfolio and derived from capital gains will be taxable to the shareholders. To the extent any por-tion of the dividends are derived from taxable interest for Virginia purposes or from net short-term capital gains, such portion will be taxable to the shareholders as ordinary income. The character of long-term cap-ital gains realized and distributed by the Portfolio will flow through to its shareholders regardless of how long the shareholders have held their shares. Capital gains distributed to shareholders derived from Virginia obligations is-sued pursuant to special Virginia enabling legislation which provides a spe-cific exemption for such gains will be exempt from Virginia income tax. Gener-ally, interest on indebtedness incurred by shareholders to purchase or carry shares of the Portfolio will not be deductible for Virginia income tax purpos-es.

As a regulated investment company, the Portfolio may distribute dividends that are exempt from the Virginia income tax to its shareholders if the Portfolio satisfies all requirements for conduit treatment under Federal law and, at the close of each quarter of its taxable year, at least 50% of the value of its to-tal assets consists of obligations the interest on which is exempt from taxa-tion under Federal law. If the Portfolio fails to qualify, no part of its divi-dends will be exempt from the Virginia income tax.

When taxable income of a regulated investment company is commingled with exempt income, all distributions of the income are presumed taxable to the sharehold-ers unless the portion of income that is exempt from Virginia income tax can be determined with reasonable certainty and substantiated. Generally, this deter-mination must be made for each distribution to each shareholder. The Virginia Department of Taxation has adopted a policy, however, of allowing shareholders to exclude from their Virginia taxable income the exempt portion of distribu-tions from a regulated investment company even though the shareholders receive distributions monthly but receive reports substantiating the exempt portion of such distributions at less frequent intervals. Accordingly, if the Portfolio receives taxable income, the Portfolio must determine the portion of income that is exempt from Virginia income tax and provide such information to the shareholders in accordance with the foregoing so that the shareholders may ex-clude from Virginia taxable income the exempt portion of the distribution from the Portfolio.

NEW JERSEY TAXES. It is anticipated that substantially all dividends paid by the New Jersey Municipal Money Market Portfolio will not be subject to New Jer-sey personal income tax. In accordance with the provisions of New Jersey law as currently in effect, distributions paid by a "qualified investment fund" will not be subject to the New Jersey personal income tax to the extent that the distributions are attributable to income received as interest or gain from New Jersey State-Specific Obligations, or as interest or gain from direct U.S. Gov-ernment obligations. Distributions by a qualified investment fund that are at-tributable to most other sources will be subject to the New Jersey personal in-come tax. To be classified as a qualified investment fund, at least 80% of the Portfolio's investments must consist of New Jersey State-Specific Obligations or direct U.S. Government obligations; it must have no investments other than interest-bearing obligations, obligations issued at a discount, and cash and cash items (including receivables); and it must satisfy certain reporting obli-gations and provide certain information to its shareholders. Shares of the Portfolio are not subject to property taxation by New Jersey or its political subdivisions.

The New Jersey personal income tax is not applicable to corporations. For all corporations subject to the New Jersey Corporation Business Tax, dividends and distributions from a "qualified investment fund" are included in the net income tax base for purposes of computing the Corporation Business Tax. Furthermore, any gain upon the redemption or sale of shares by a corporate shareholder is also included in the net income tax base for purposes of computing the Corpora-tion Business Tax.

How Is The Fund Organized?
--------------------------------------------------------------------------------
The Fund was organized as a Massachusetts business trust on December 22, 1988 and is registered under the 1940 Act as an open-end management investment com-pany. On January 12, 1996 the Fund changed its name from The PNC(R) Fund to Compass Capital Funds. The Declaration of Trust authorizes the Board of Trust-ees to classify and reclassify any unissued shares into one or more classes of shares. Pursuant to this authority, the Trustees have authorized the issuance of an unlimited number of shares in twenty-eight investment portfolios. Each Portfolio offers five separate classes of shares--Institutional Shares, Service Shares, Investor A Shares, Investor B Shares and Investor C Shares. This pro-spectus relates only to Service Shares of the eight money market portfolios de-scribed herein.

Shares of each class bear their pro rata portion of all operating expenses paid by a Portfolio, except transfer agency fees and amounts payable under the Fund's Distribution and Service Plan. Because of these "class expenses," the performance of a Portfolio's Institutional Shares is expected to be higher than the performance of the Portfolio's Service Shares, and the performance of both the Institutional Shares and Service Shares of a Portfolio is expected to be higher than the performance of the Portfolio's three classes of Investor Shares. The Fund offers various services and privileges in connection with its Investor Shares that are not generally offered in connection with its Institu-tional and Service Shares, including an automatic investment plan, automatic withdrawal plan and checkwriting. For further information regarding the Fund's Institutional or Investor Share classes, contact PFPC at (800) 441-7764 (Insti-tutional Shares) or (800) 441-7762 (Investor Shares).

Each share of a Portfolio has a par value of $.001, represents an interest in that Portfolio and is entitled to the dividends and distributions earned on that Portfolio's assets as are declared in the discretion of the Board of Trustees. The Fund's shareholders are entitled to one vote for each full share held and proportionate fractional votes for fractional shares held, and will vote in the aggregate and not by class, except where otherwise required by law or as determined by the Board of Trustees. The Fund does not currently intend to hold annual meetings of shareholders for the election of trustees (except as required under the 1940 Act). For a further discussion of the voting rights of shareholders, see "Additional Information Concerning Shares" in the Statement of Additional Information.

On December 18, 1995, PNC Bank held of record approximately 77% of the Fund's outstanding shares, as trustee on behalf of individual and institutional in-vestors, and may be deemed a controlling person of the Fund under the 1940 Act. PNC Bank is a subsidiary of PNC Bank Corp.

How is Performance Calculated?
--------------------------------------------------------------------------------
From time to time each Portfolio may advertise its "yield" and "effective yield" for Service Shares. Both yield figures are based on historical earnings and are not intended to indicate future performance. "Yield" refers to the in-come generated by an investment in a Portfolio's Service Shares over a seven-day period. This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. "Ef-fective yield" is calculated similarly but, when annualized, the income earned by an investment in a Portfolio's Service Shares is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. A Municipal Portfolio's "tax equivalent yield" may also be quoted, which shows the level of taxable yield needed to produce an after-tax equivalent to the Portfolio's tax-free yield for Service Shares.

The performance of Service Shares of a Portfolio may be compared to the perfor-mance of mutual funds with similar investment objectives and to relevant indi-ces, as well as to ratings or rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the yield of Service Shares of a Portfolio may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technolo-gies, Inc. and Weisenberger Investment Company Service. Performance information may also include evaluations of the Portfolios published in nationally recog-nized ranking services, and information as reported by financial publications such as Business Week, Fortune, Institutional Investor, Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in publications of a local or regional nature.

Performance quotations for shares of a Portfolio represent past performance and should not be considered as representative of future results. The yield of any investment is generally a function of portfolio quality and maturity, type of investment and operating expenses. Yields will fluctuate and are not necessar-ily representative of future results. Any fees charged by affiliates of the Portfolios' investment adviser or other institutions directly to their custom-ers' accounts in connection with investments in the Portfolios will not be in-cluded in the Portfolios' calculations of yield and performance.

How Can I Get More Information?
--------------------------------------------------------------------------------
We believe that it is essential for shareholders to have access to information regarding their investment 24 hours a day, 7 days a week. The COMPASS CAPITAL FUNDS have an investor information line that can provide such access.

In addition to account information, other sources of information regarding each COMPASS CAPITAL Portfolio and its portfolio holdings, strategy and current div-idend and performance levels are available.

By selecting the appropriate source of information as listed below, investors can receive additional information on the COMPASS CAPITAL Portfolios by either using a toll-free number or through electronic access:

For Performance and Portfolio Management Questions dial (800) FUTURE4.

For Information Related to Share Purchases and Redemptions call COMPASS CAPITAL FUNDS at (800) 441-7450.

For Questions about Shareholder Accounts and Balances held directly at the Fund, call (800) 441-7764.

Information is also available on the Internet through the World Wide Web. Shareholders and investment professionals may access portfolio information, portfolio manager updates and market data by accessing http://www.compassfunds.com.

The Compass Capital Funds
--------------------------------------------------------------------------------
NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESEN-TATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTA-TIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DIS-TRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE
MADE.

                               -----------------

MONEY MARKET PORTFOLIO

U.S. TREASURY MONEY MARKET PORTFOLIO

MUNICIPAL MONEY MARKET PORTFOLIO

NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO

NORTH CAROLINA MUNICIPAL MONEY MARKET PORTFOLIO

OHIO MUNICIPAL MONEY MARKET PORTFOLIO

PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO

VIRGINIA MUNICIPAL MONEY MARKET PORTFOLIO


                                   THE MONEY
                                     MARKET
                                   PORTFOLIOS

                                 SERVICE SHARES



                                   Prospectus

                                January 16, 1996

                            COMPASS CAPITAL FUNDS(R)
                          (FORMERLY, THE PNC(R) FUND)
             (INVESTOR A, INVESTOR B AND INVESTOR C SHARES OF THE
                            MONEY MARKET PORTFOLIO,
                     U.S. TREASURY MONEY MARKET PORTFOLIO,
                       MUNICIPAL MONEY MARKET PORTFOLIO,
                  NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO,
                NORTH CAROLINA MUNICIPAL MONEY MARKET PORTFOLIO,
                     OHIO MUNICIPAL MONEY MARKET PORTFOLIO,
               PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO AND
                   VIRGINIA MUNICIPAL MONEY MARKET PORTFOLIO)
                             CROSS REFERENCE SHEET



           FORM N-1A ITEM                               LOCATION
           --------------                               --------

           PART A                                       PROSPECTUS

     1.    Cover page.............................      Cover Page

     2.    Synopsis...............................      What Are The Expenses Of
                                                        The Portfolios?

     3.    Condensed Financial Information........      What Are The Portfolios'
                                                        Financial Highlights?

     4.    General Description of Registrant......      Cover Page; What Are The
                                                        Portfolios?; What
                                                        Additional Investment
                                                        Policies Apply?; What
                                                        Are The Portfolios'
                                                        Fundamental Investment
                                                        Limitations?

     5.    Management of the Fund.................      Who Manages The Fund?

     5A.   Managements Discussion of Fund
            Performance...........................      Inapplicable

     6.    Capital Stock and Other Securities.....      How Frequently Are
                                                        Dividends And
                                                        Distributions Made To
                                                        Investors?; How Are Fund
                                                        Distributions Taxed?;
                                                        How Is The Fund
                                                        Organized?

     7.    Purchase of Securities Being Offered...      How Are Shares Purchased
                                                        And Redeemed?; How Is
                                                        Net Asset Value
                                                        Calculated?; How Is The
                                                        Fund Organized?

     8.    Redemption or Repurchase...............      How Are Shares Purchased
                                                        and Redeemed?

     9.    Legal Proceedings......................      Inapplicable

[ART]

PROSPECTUS

        MONEY MARKET
        PORTFOLIOS

        Investor
        Shares


        COMPASS
        --------------------
        [LOGO] CAPITAL FUNDS


N O T    Investments are not FDIC insured, are
FDIC     not deposits or obligations of any bank,
INSURED  and involve risk including
         possible loss of principal.

The Money Market Portfolios Investor Shares                     January 16, 1996
--------------------------------------------------------------------------------
                Compass Capital Funds (SM) ("Compass Capital" or the "Fund") consist of twenty-eight investment portfolios. This Prospectus describes the Investor Shares of eight of those portfolios
                (the "Portfolios"):

                 . Money Market Portfolio
                 . U.S. Treasury Money Market Portfolio
                 . Municipal Money Market Portfolio
                 . New Jersey Municipal Money Market Portfolio
                 . North Carolina Municipal Money Market Portfolio . Ohio Municipal Money Market Portfolio
                 . Pennsylvania Municipal Money Market Portfolio
                 . Virginia Municipal Money Market Portfolio

                This Prospectus contains information that a prospective in-vestor needs to know before investing. Please keep it for fu-ture reference. A Statement of Additional Information dated January 16, 1996 has been filed with the Securities and Ex-change Commission (the "SEC"). The Statement of Additional In-formation may be obtained free of charge from the Fund by calling (800) 441-7762. The Statement of Additional Informa-tion, as supplemented from time to time, is incorporated by reference into this Prospectus.

                SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND ARE NOT INSURED BY, GUARANTEED BY, OBLI-GATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENTS IN THE PORTFOLIOS INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. THERE CAN BE NO ASSURANCE THAT THE PORTFOLIOS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. SHARES OF THE STATE-SPECIFIC MUNICIPAL PORTFOLIOS LISTED ABOVE ARE INTENDED ONLY FOR RESIDENTS OF THE RESPECTIVE STATES INDICATED.

The Money Market Portfolios Of Compass Capital Funds
--------------------------------------------------------------------------------

              The Money Market Portfolios of COMPASS CAPITAL FUNDS consist of eight short-term investment alternatives. Two of these Portfo-lios invest solely in taxable instruments, and six of these Portfolios invest in tax-exempt instruments. A detailed descrip-tion of each Portfolio begins on page 18.

              COMPASS         LIPPER PEER GROUP
              CAPITAL
              PORTFOLIO

              Money Market    Money Market Instrument Funds


              U.S. Treasury   U.S. Treasury Money Market Funds
               Money Market

              Municipal       Tax-Exempt Money Market Funds
               Money Market

              NJ Municipal    NJ Tax-Exempt Money Market Funds
               Money Market

              NC Municipal    Other States Tax-Exempt Money Market Funds
               Money Market

              OH Municipal    Ohio Tax-Exempt Money Market Funds
               Money Market

              PA Municipal    PA Tax-Exempt Money Market Funds
               Money Market

              VA Municipal    Other States Tax-Exempt Money Market Funds
               Money Market

              PNC Asset Management Group, Inc. ("PAMG") serves as the Fund's investment adviser. PNC Institutional Management Corporation ("PIMC") serves as the sub-adviser to the Portfolios as de-scribed in this Prospectus.

UNDERSTANDING This Prospectus has been crafted to provide detailed, accurate
THE COMPASS   and comprehensive information on the Compass Capital Portfolios.
CAPITAL       We intend this document to be an effective tool as you explore
MONEY         different directions in money market investing. You may wish to
MARKET        use the table of contents on page 5 of to find descriptions of
PORTFOLIOS    the Portfolios, including the investment objectives, portfolio management styles, risks and charges and expenses.

CONSIDERING     There can be no assurance that any mutual fund will achieve
THE RISKS IN    its investment objective, or that any Portfolio will be able
MONEY MARKET    to maintain a stable net asset value of $1.00 per share. Cer-
INVESTING       tain Portfolios may invest in U.S. dollar-denominated instru-
                ments of foreign issuers or municipal securities backed by the credit of foreign banks, which may be subject to risks in ad-dition to those inherent in U.S. investments. Each state-spe-cific municipal Portfolio will concentrate in the securities of issuers located in a particular state, and is non-diversi-fied, which means that its performance may be dependent upon the performance of a smaller number of securities than the other Portfolios, which are considered diversified. See "What
                Additional Investment Policies And Risks Apply?"

INVESTING IN    For information on how to purchase and redeem shares of the
THE COMPASS     Portfolios, see "How Are Shares Purchased" and "How Are Shares
CAPITAL FUNDS   Redeemed?"

Asking The Key Questions
--------------------------------------------------------------------------------

                                                                          PAGE
            What Are The Expenses Of The Portfolios?.....................   6
            What Are The Portfolios' Financial Highlights?...............  10
            What Are The Portfolios?.....................................  18
            What Additional Investment Policies And Risks Apply?.........  22
            What Are The Portfolios' Fundamental Investment
             Limitations?................................................  28
            Who Manages The Fund?........................................  30
            How Are Shares Purchased?....................................  34
            How Are Shares Redeemed?.....................................  36
            What Are The Shareholder Features Of The Fund?...............  38
            How Is Net Asset Value Calculated?...........................  41
            How Frequently Are Dividends And Distributions Made To
             Investors?..................................................  42
            How Are Fund Distributions Taxed?............................  43
            How Is The Fund Organized?...................................  48
            How Is Performance Calculated?...............................  49
            How Can I Get More Information?..............................  50

What Are The Expenses Of The Portfolios?
-------------------------------------------------------------------------------
Below is a summary of the annual operating expenses expected to be incurred by Investor Shares of the Portfolios after fee waivers for the current fiscal year ending September 30, 1996 as a percentage of average daily net assets. An example based on the summary is also shown.

                                MONEY                            U.S. TREASURY                          MUNICIPAL
                               MARKET                            MONEY MARKET                         MONEY MARKET
                              PORTFOLIO                            PORTFOLIO                            PORTFOLIO
                  INVESTOR A   INVESTOR B  INVESTOR C  INVESTOR A   INVESTOR B  INVESTOR C  INVESTOR A   INVESTOR B  INVESTOR C
ANNUAL PORTFOLIO
 OPERATING
 EXPENSES (AS A
 PERCENTAGE OF
 AVERAGE NET
 ASSETS)
Advisory fees
 (after fee
 waivers)(/1/)            .06%        .06%        .06%         .06%        .06%        .06%         .06%        .06%        .06%
12b-1 fees(/2/)           .10         .75         .75%         .10         .75         .75          .10         .75         .75
Other operating
 expenses (after
 fee
 waivers)(/1/)            .70         .55         .55          .70         .55         .55          .70         .55         .55
                          ---         ---         ---          ---         ---         ---          ---         ---         ---
 Shareholder
  servicing fee     .25         .25         .25          .25         .25         .25          .25         .25         .25
 Shareholder
  processing fee    .15         .00         .00          .15         .00         .00          .15         .00         .00
 Other expenses     .30         .30         .30          .30         .30         .30          .30         .30         .30
                  -----        ----        ----        -----        ----        ----        -----        ----        ----
Total Portfolio
 operating
 expense (after
 fee
 waivers)(/1/)            .86%       1.36%       1.36%         .86%       1.36%       1.36%         .86%       1.36%       1.36%
                        =====       =====       =====        =====       =====       =====        =====       =====       =====

(1) "Other expenses" includes the administration fees payable by the Portfo-lios. Without waivers, advisory fees would be .45% for each class of each Portfolio (.44% for the Investor A Shares of the Money Market Portfolio) and administration fees would be .17% for each class of the Money Market Portfolio and .18% for each class of the U.S. Treasury Money Market and Municipal Money Market Portfolios. PAMG and the Portfolios' administrators are under no obligation to waive or continue waiving their fees, but have informed the Fund that they expect to waive fees as necessary to maintain the Portfolios' total operating expenses during the remainder of the cur-rent fiscal year at the levels set forth in the table. The information in the table is based on the advisory fees, administration fees and other ex-penses payable after fee waivers for the fiscal year ended September 30, 1995, as restated to reflect current expenses and fee waivers. Without waivers, "Other operating expenses" would be: (i) .73%, .75% and .76%, re-spectively, for Investor A Shares; (ii) .58% .60% and .61%, respectively, for Investor B Shares; and (iii) .58%, .60% and .61%, respectively, for Investor C Shares; and "Total Portfolio Operating Expenses" would be:
    (iv) 1.27%, 1.29% and 1.30%, respectively, for Investor A Shares; (v) 1.77%, 1.79% and 1.80%, respectively, for Investor B Shares; and (vi) 1.77%, 1.79% and 1.80%, respectively, for Investor C Shares.
(2) Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the rules of the National As-sociation of Securities Dealers, Inc. ("NASD").

--------------------------------------------------------------------------------

                             NEW JERSEY                         NORTH CAROLINA                            OHIO
                              MUNICIPAL                            MUNICIPAL                            MUNICIPAL
                            MONEY MARKET                         MONEY MARKET                         MONEY MARKET
                              PORTFOLIO                            PORTFOLIO                            PORTFOLIO
                  INVESTOR A   INVESTOR B  INVESTOR C  INVESTOR A   INVESTOR B  INVESTOR C  INVESTOR A   INVESTOR B  INVESTOR C
ANNUAL PORTFOLIO
 OPERATING
 EXPENSES (AS A
 PERCENTAGE OF
 AVERAGE NET
 ASSETS)
Advisory Fees
 (after fee
 waivers)(/1/)            .05%        .05%        .05%         .06%        .06%        .06%         .06%        .06%        .06%
12b-1 fees(/2/)           .10         .75         .75          .10         .75         .75          .10         .75         .75
Other operating
 expenses (after
 fee
 waivers)(/1/)            .71         .56         .56          .70         .55         .55          .70         .55         .55
                        -----       -----       -----        -----       -----       -----        -----       -----       -----
 Shareholder
  servicing fee     .25         .25         .25          .25         .25         .25          .25         .25         .25
 Shareholder
  processing fee    .15         .00         .00          .15         .00         .00          .15         .00         .00
 Other expenses     .31         .31         .31          .30         .30         .30          .30         .30         .30
                  -----        ----        ----        -----        ----        ----        -----        ----        ----
Total Portfolio
 operating
 expenses (after
 fee
 waivers)(/1/)            .86%       1.36%       1.36%         .86%       1.36%       1.36%         .86%       1.36%       1.36%
                        =====       =====       =====        =====       =====       =====        =====       =====       =====

(1) "Other expenses" includes the administration fees payable by the Portfo-lios. Without waivers, advisory fees would be .45% and administration fees would be .18% for each class of each Portfolio. PAMG and the Portfolios' administrators are under no obligation to waive or continue waiving their fees, but have informed the Fund that they expect to waive fees as neces-sary to maintain the Portfolios' total operating expenses during the re-mainder of the current fiscal year at the levels set forth in the table. The information in the table is based on the advisory fees, administration fees and other expenses payable after fee waivers for the fiscal year ended September 30, 1995, as restated to reflect current expenses and fee waiv-ers. Without waivers, "Other operating expenses" would be: (i) .86%, .82% and .77%, respectively, for Investor A Shares; (ii) .71%, .67% and .62%, respectively, for Investor B Shares; and (iii) .71%, .67% and .62%, respec-tively, for Investor C Shares; and "Total Portfolio operating expenses" would be: (iv) 1.41%, 1.37%, and 1.32%, respectively, for Investor A Shares; (v) 1.91%, 1.87%, and 1.82%, respectively, for Investor B Shares; and (vi) 1.91%, 1.87% and 1.82%, respectively, for Investor C Shares.
(2) Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the rules of the NASD.

--------------------------------------------------------------------------------

                                     PENNSYLVANIA                         VIRGINIA
                                      MUNICIPAL                          MUNICIPAL
                                     MONEY MARKET                       MONEY MARKET
                                      PORTFOLIO                          PORTFOLIO
                          INVESTOR A INVESTOR B  INVESTOR C  INVESTOR A INVESTOR B  INVESTOR C
ANNUAL PORTFOLIO
 OPERATING EXPENSES
 (AS A PERCENTAGE OF
 AVERAGE NET ASSETS)
Advisory Fees (after fee
 waivers)(/1/)                  .06%        .06%        .06%       .05%        .05%        .05%
12b-1 fees(/2/)                 .10         .75         .75        .10         .75         .75
Other operating expenses
 (after fee
 waivers)(/1/)                  .70         .55         .55        .71         .56         .56
                               -----      ------      ------      -----      ------      ------
 Shareholder servicing
  fee                      .25        .25         .25         .25        .25         .25
 Shareholder processing
  fee                      .15        .00         .00         .15        .00         .00
 Other expenses            .30        .30         .30         .31        .31         .31
                          ----       ----        ----        ----       ----        ----
Total Portfolio
 operating expenses
 (after fee
 waivers)(/1/)                  .86%       1.36%       1.36%       .86%       1.36%       1.36%
                               =====      ======      ======      =====      ======      ======

(1) "Other expenses" includes the administration fees payable by the Portfo-lios. Without waivers, advisory fees would be .45% and administration fees would be .18% for each class of each Portfolio. PAMG and the Portfolios' administrators are under no obligation to waive or continue waiving their fees, but have informed the Fund that they expect to waive fees as neces-sary to maintain the Portfolios' total operating expenses during the re-mainder of the current fiscal year at the levels set forth in the table. The information in the table is based on the advisory fees, administration fees and other expenses payable after fee waivers for the fiscal year ended September 30, 1995, as restated to reflect current expenses and fee waiv-ers. Without waivers, "Other operating expenses" would be: (i) .75% and .86%, respectively, for Investor A Shares; (ii) .60% and .71%, respective-ly, for Investor B Shares; and (iii) .60% and .71%, respectively, for In-vestor C Shares; and "Total Portfolio operating expenses" would be: (iv) 1.30% and 1.41%, respectively, for Investor A Shares; (v) 1.80% and 1.91%, respectively, for Investor B Shares; and (vi) 1.80% and 1.91%, respective-ly, for Investor C Shares.
(2) Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the rules of the NASD.

EXAMPLE

An investor in Investor Shares would pay the following expenses on a $1,000 in-vestment assuming (1) 5% annual return, and (2) redemption at the end of each time period:

                                   ONE YEAR THREE YEARS FIVE YEARS TEN YEARS
Money Market
 A Shares                            $ 9        $27        $48          $106
 B Shares*                            14         43         74     150**/143***
 C Shares*                            14         43         74           164
U.S. Treasury Money Market
 A Shares                              9         27         48           106
 B Shares*                            14         43         74     150**/143***
 C Shares*                            14         43         74           164
Municipal Money Market
 A Shares                              9         27         48           106
 B Shares*                            14         43         74     150**/143***
 C Shares*                            14         43         74           164
New Jersey Municipal Money Market
 A Shares                              9         27         48           106
 B Shares*                            14         43         74     150**/143***
 C Shares*                            14         43         74           164
North Carolina Municipal Money
 Market
 A Shares                              9         27         48           106
 B Shares*                            14         43         74     150**/143***
 C Shares*                            14         43         74           164
Ohio Municipal Money Market
 A Shares                              9         27         48           106
 B Shares*                            14         43         74     150**/143***
 C Shares*                            14         43         74           164
Pennsylvania Municipal Money
 Market
 A Shares                              9         27         48           106
 B Shares*                            14         43         74     150**/143***
 C Shares*                            14         43         74           164
Virginia Municipal Money
 Portfolio
 A Shares                              9         27         48           106
 B Shares*                            14         43         74     150**/143***
 C Shares*                            14         43         74           164

 * These expense figures do not reflect the imposition of the deferred sales charge which may be deducted upon the redemption of Investor B or Investor C Shares of a Portfolio received in an exchange transaction for Investor B or Investor C Shares of a non-money market investment portfolio of the Fund. See "What Are The Shareholder Features Of The Fund?--Exchange Privilege."
 ** Based on the conversion of Investor B Shares to Investor A Shares after eight years (applies to shares received in an exchange transaction for In-vestor B Shares of an equity portfolio of the Fund).
*** Based on the conversion of Investor B Shares to Investor A Shares after seven years (applies to shares received in an exchange transaction for In-vestor B Shares of a fixed income portfolio of the Fund).

The foregoing Tables and Example are intended to assist investors in under-standing the expenses the Portfolios pay. Investors bear these expenses either directly or indirectly. They do not reflect any charges that may be imposed by brokers or other institutions directly on their customer accounts in connection with investments in the Portfolios.

THE EXAMPLE SHOWN ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE IN-VESTMENT RETURN OR OPERATING EXPENSES. ACTUAL INVESTMENT RETURN AND OPERATING EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

What Are The Portfolios' Financial Highlights?
--------------------------------------------------------------------------------
                The following financial information has been derived from the financial statements incorporated by reference into the State-ment of Additional Information and, except for the period
                March 31, 1995 through August 31, 1995 with respect to the New Jersey Municipal Money Market Portfolio, has been audited by the Portfolios' independent accountants. This financial infor-mation should be read together with those financial state-ments. For the periods shown, the New Jersey Municipal Money Market Portfolio offered only one class of shares to both in-stitutional and retail investors. For the period shown there were no outstanding Investor Shares of the Virginia Municipal Money Market Portfolio. Further information about the perfor-mance of the Portfolios is available in the annual shareholder reports. Both the Statement of Additional Information and the annual shareholder reports may be obtained from the Fund free of charge by calling (800) 441-7762.

Financial Highlights
--------------------------------------------------------------------------------
(FOR AN INVESTOR A SHARE AND INVESTOR B SHARE OUTSTANDING THROUGHOUT EACH
PERIOD)

                             MONEY MARKET PORTFOLIO

                                                                   INVESTOR B
                                      INVESTOR A SHARES              SHARES
                                                      FOR THE       FOR THE
                                                       PERIOD        PERIOD
                                   YEAR      YEAR    1/13/93/1/    9/15/95/1/
                                  ENDED     ENDED     THROUGH       THROUGH
                                 9/30/95   9/30/94    9/30/93       9/30/95
NET ASSET VALUE AT BEGINNING OF
 PERIOD                          $   1.00  $   1.00   $   1.00      $   1.00
                                 --------  --------   --------      --------
Income from investment
 operations
 Net investment income             0.0511    0.0308     0.0188        0.0020
 Net realized gain (loss) on
  investments                         - -       - -        - -           - -
                                 --------  --------   --------      --------
 Total from investment
  operations                       0.0511    0.0308     0.0188        0.0020
                                 --------  --------   --------      --------
LESS DISTRIBUTIONS
 Distributions from net
  investment income               (0.0511)  (0.0308)   (0.0188)      (0.0020)
 Distributions from net
  realized capital gains              - -       - -        - -           - -
                                 --------  --------   --------      --------
 Total distributions              (0.0511)  (0.0308)   (0.0188)      (0.0020)
                                 --------  --------   --------      --------
NET ASSET VALUE AT END OF
 PERIOD                          $   1.00  $   1.00   $   1.00      $   1.00
                                 ========  ========   ========      ========
Total return                         5.23%     3.12%      1.89%         0.20%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period
  (in thousands)                 $ 10,185  $  4,342   $     49      $     27
 Ratios of expenses to average
  net assets
 After advisory/administration
  fee waivers                        0.81%     0.75%      0.67%/2/      1.34%/2/
 Before advisory/administration
  fee waivers                        1.19%     1.16%      0.78%/2/      1.72%/2/
 Ratios of net investment
  income to average net assets
 After advisory/administration
  fee waivers                        5.15%     3.39%      2.62%/2/      4.58%/2/
 Before advisory/administration
  fee waivers                        4.78%     2.98%      2.51%/2/      4.20%/2/

/1/Commencement of operations.
/2/Annualized.

--------------------------------------------------------------------------------
(FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                        MUNICIPAL MONEY MARKET PORTFOLIO

                                                  INVESTOR A SHARES
                                                                  FOR THE
                                                                   PERIOD
                                               YEAR      YEAR    11/2/92/1/
                                              ENDED     ENDED     THROUGH
                                             9/30/95   9/30/94    9/30/93
NET ASSET VALUE AT BEGINNING OF PERIOD       $   1.00  $   1.00   $   1.00
                                             --------  --------   --------
Income from investment operations
 Net investment income                         0.0311    0.0193     0.0181
 Net realized gain (loss) on investments          - -       - -        - -
                                             --------  --------   --------
 Total from investment operations              0.0311    0.0193     0.0181
                                             --------  --------   --------
LESS DISTRIBUTIONS
 Distributions from net investment income     (0.0311)  (0.0193)   (0.0181)
 Distributions from net realized capital
  gains                                           - -       - -        - -
                                             --------  --------   --------
 Total distributions                          (0.0311)  (0.0193)   (0.0181)
                                             --------  --------   --------
NET ASSET VALUE AT END OF PERIOD             $   1.00  $   1.00   $   1.00
                                             ========  ========   ========
Total return                                     3.15%     1.95%      1.83%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in thousands)  $     20  $     41   $     15
 Ratios of expenses to average net assets
 After advisory/administration fee waivers       0.79%     0.75%      0.72%/2/
 Before advisory/administration fee waivers      1.23%     1.23%      0.83%/2/
 Ratios of net investment income to average
  net assets
 After advisory/administration fee waivers       3.08%     2.05%      2.23%/2/
 Before advisory/administration fee waivers      2.64%     1.58%      2.12%/2/

/1/Commencement of operations.
/2/Annualized.

--------------------------------------------------------------------------------
(FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                      U.S. TREASURY MONEY MARKET PORTFOLIO
               (FORMERLY, THE GOVERNMENT MONEY MARKET PORTFOLIO)

                                                 INVESTOR A SHARES
                                                               FOR THE
                                                                PERIOD
                                            YEAR      YEAR    1/14/93/1/
                                           ENDED     ENDED     THROUGH
                                          9/30/95   9/30/94    9/30/93
NET ASSET VALUE AT BEGINNING OF PERIOD    $   1.00  $   1.00   $   1.00
                                          --------  --------   --------
Income from investment operations
 Net investment income                      0.0501    0.0309     0.0183
 Net realized gain (loss) on investments       - -       - -        - -
                                          --------  --------   --------
 Total from investment operations           0.0501    0.0309     0.0183
                                          --------  --------   --------
LESS DISTRIBUTIONS
 Distributions from net investment income  (0.0501)  (0.0309)   (0.0183)
 Distributions from net realized capital
  gains                                        - -       - -        - -
                                          --------  --------   --------
 Total distributions                       (0.0501)  (0.0309)   (0.0183)
                                          --------  --------   --------
NET ASSET VALUE AT END OF PERIOD          $   1.00  $   1.00   $   1.00
                                          ========  ========   ========
Total return                                  5.13%     3.11%      1.85%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in
  thousands)                              $  1,285  $  1,656   $     50
 Ratios of expenses to average net assets
 After advisory/administration fee
  waivers                                     0.80%     0.75%      0.65%/2/
 Before advisory/administration fee
  waivers                                     1.21%     1.20%      0.78%/2/
 Ratios of net investment income to
  average net assets
  After advisory/administration fee
  waivers                                     5.03%     3.60%      2.57%/2/
 Before advisory/administration fee
  waivers                                     4.62%     3.14%      2.44%/2/

/1/Commencement of operations.
/2/Annualized.

--------------------------------------------------------------------------------
(FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                     OHIO MUNICIPAL MONEY MARKET PORTFOLIO

                                                        INVESTOR A SHARES
                                                                  FOR THE
                                                                   PERIOD
                                                         YEAR    10/5/93/1/
                                                        ENDED     THROUGH
                                                       9/30/95    9/30/94
NET ASSET VALUE AT BEGINNING OF PERIOD                 $   1.00   $   1.00
                                                       --------   --------
Income from investment operations
 Net investment income                                   0.0310     0.0199
 Net realized gain (loss) on investments                    - -        - -
                                                       --------   --------
 Total from investment operations                        0.0310     0.0199
                                                       --------   --------
LESS DISTRIBUTIONS
 Distributions from net investment income               (0.0310)   (0.0199)
 Distributions from net realized capital gains              - -        - -
                                                       --------   --------
 Total distributions                                    (0.0310)   (0.0199)
                                                       --------   --------
NET ASSET VALUE AT END OF PERIOD                       $   1.00   $   1.00
                                                       ========   ========
Total return                                               3.15%      2.01%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in thousands)            $     75   $     28
 Ratios of expenses to average net assets
 After advisory/administration fee waivers                 0.80%      0.62%/2/
 Before advisory/administration fee waivers                1.26%      1.26%/2/
 Ratios of net investment income to average net assets
 After advisory/administration fee waivers                 3.02%      1.94%/2/
 Before advisory/administration fee waivers                2.56%      1.30%/2/

/1/Commencement of operations.
/2/Annualized.

--------------------------------------------------------------------------------
(FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                 PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO

                                                    INVESTOR A SHARES
                                                           FOR THE
                                                           PERIOD
                                                 YEAR    12/28/93/1/
                                                ENDED      THROUGH
                                               9/30/95     9/30/94
NET ASSET VALUE AT BEGINNING OF PERIOD         $   1.00   $   1.00
                                               --------   --------
Income from investment operations
 Net investment income                           0.0302     0.0153
 Net realized gain (loss) on investments            - -        - -
                                               --------   --------
 Total from investment operations                0.0302     0.0153
                                               --------   --------
LESS DISTRIBUTIONS
 Distributions from net investment income       (0.0302)   (0.0153)
 Distributions from net realized capital gains      - -        - -
                                               --------   --------
 Total distributions                            (0.0302)   (0.0153)
                                               --------   --------
NET ASSET VALUE AT END OF PERIOD               $   1.00   $   1.00
                                               ========   ========
Total return                                       3.06%      1.58%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in thousands)    $    750   $    139
 Ratios of expenses to average net assets
 After advisory/administration fee waivers          .82%      0.65%/2/
 Before advisory/administration fee waivers        1.24%      1.22%/2/
 Ratios of net investment income to average
  net assets
 After advisory/administration fee waivers         3.03%      2.11%/2/
 Before advisory/administration fee waivers        2.61%      1.54%/2/

/1/Commencement of operations.
/2/Annualized.

--------------------------------------------------------------------------------
(FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                NORTH CAROLINA MUNICIPAL MONEY MARKET PORTFOLIO

                                                       INVESTOR A SHARES
                                                            FOR THE
                                                            PERIOD
                                                          2/14/95/1/
                                                            THROUGH
                                                            9/30/95
NET ASSET VALUE AT BEGINNING OF PERIOD                      $  1.00
                                                            -------
Income from investment operations
 Net investment income                                       0.0194
 Net realized gain (loss) on investments                        - -
                                                            -------
 Total from investment operations                            0.0194
                                                            -------
LESS DISTRIBUTIONS
 Distributions from net investment income                   (0.0194)
 Distributions from net realized capital gains                  - -
                                                            -------
 Total distributions                                        (0.0194)
                                                            -------
NET ASSET VALUE AT END OF PERIOD                            $  1.00
                                                            =======
Total return                                                   1.95%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in thousands)                 $    53
 Ratios of expenses to average net assets
 After advisory/administration fee waivers                     0.83%/2/
 Before advisory/administration fee waivers                    1.36%/2/
 Ratios of net investment income to average net assets
 After advisory/administration fee waivers                     3.05%/2/
 Before advisory/administration fee waivers                    2.52%/2/

/1/Commencement of operations.
/2/Annualized.

--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                  NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO+

                               PERIOD                                                             FOR THE PERIOD
                                ENDED         FISCAL YEAR       FISCAL YEAR       FISCAL YEAR     JULY 1, 1991/1/
                           AUGUST 31, 1995       ENDED             ENDED             ENDED              TO
                             (UNAUDITED)   FEBRUARY 28, 1995 FEBRUARY 28, 1994 FEBRUARY 28, 1993 FEBRUARY 28, 1992
NET ASSET VALUE AT
 BEGINNING OF PERIOD           $  1.00          $  1.00           $  1.00           $  1.00           $  1.00
                               -------          -------           -------           -------           -------
Income from investment
 operations
 Net investment income            0.02             0.02              0.02              0.02              0.02
 Net realized gain (loss)
  on investments                   - -              - -               - -               - -               - -
                               -------          -------           -------           -------           -------
 Total from investment
  operations                      0.02             0.02              0.02              0.02              0.02
                               -------          -------           -------           -------           -------
LESS DISTRIBUTIONS
 Distributions from net
  investment income              (0.02)           (0.02)            (0.02)            (0.02)            (0.02)
 Distributions from net
  realized capital gains           - -              - -               - -               - -               - -
                               -------          -------           -------           -------           -------
 Total distributions             (0.02)           (0.02)            (0.02)            (0.02)            (0.02)
                               -------          -------           -------           -------           -------
NET ASSET VALUE AT END OF
 PERIOD                        $  1.00          $  1.00           $  1.00           $  1.00           $  1.00
                               =======          =======           =======           =======           =======
Total return                      3.36%            2.46%             1.79%             2.19%             3.53%/2/
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period (in thousands)        $49,628          $43,610           $39,408           $38,836           $35,005
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                     0.68%/2/         0.63%             0.65%             0.73%             0.47%/2/
 Before
  advisory/administration
  fee waivers                     0.68%/2/         0.70%             0.72%             0.76%             0.62%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                     3.30%/2/         2.46%             1.77%             2.17%             3.44%/2/
 Before
  advisory/administration
  fee waivers                     3.30%/2/         2.39%             1.70%             2.14%             3.29%/2/

+The Portfolio commenced operations on July 1, 1991 as the New Jersey Municipal Money Market Fund, a separate investment portfolio (the "Predecessor New Jersey Municipal Money Market Portfolio") of Compass Capital Group, which was orga-nized as a Massachusetts business trust. On January 12, 1996, the assets and liabilities of the Predecessor New Jersey Municipal Money Market Portfolio were transferred to this Portfolio, which had no prior operating history. /1/Commencement of operations.
/2/Annualized.

What Are The Portfolios?
--------------------------------------------------------------------------------
MONEY MARKET    The investment objective of the Money Market Portfolio is to
PORTFOLIO       provide as high a level of current interest income as is con-
                sistent with maintaining liquidity and stability of principal.
                The Portfolio may invest in a broad range of short-term, high quality, U.S. dollar-denominated instruments, such as govern-ment, bank, commercial and other obligations, that are avail-able in the money markets. In particular, the Portfolio may invest in:

                (A) U.S. dollar-denominated obligations issued or supported by the credit of U.S. or foreign banks or savings institu-tions with total assets in excess of $1 billion (including obligations of foreign branches of such banks);

                (B) high quality commercial paper and other obligations issued or guaranteed by U.S. and foreign corporations and other issuers rated (at the time of purchase) A-2 or higher by Standard & Poor's Ratings Group ("S&P"), Prime-2 or higher by Moody's Investors Service, Inc. ("Moody's"), Duff 2 or higher by Duff & Phelps Credit Co. ("D&P"), F-2 or higher by Fitch Investors Service, Inc. ("Fitch") or TBW-2 or higher by Thomson BankWatch, Inc. ("TBW"), as well as high quality corporate bonds rated (at the time of purchase) AA or higher by S&P, D&P, Fitch or TBW or Aa or higher by Moody's;

                (C) unrated notes, paper and other instruments that are of comparable quality as determined by the Portfolio's sub-adviser under guidelines established by the Fund's Board of Trustees;

                (D) asset-backed securities (including interests in pools of assets such as mortgages, installment purchase obligations and credit card receivables);

                (E) securities issued or guaranteed as to principal and inter-
                    est by the U.S. Government or by its agencies or instru-mentalities and related custodial receipts;

                (F) dollar-denominated securities issued or guaranteed by for-
                    eign governments or their political subdivisions, agencies or instrumentalities;

                (G) guaranteed investment contracts issued by highly-rated
                    U.S. insurance companies;

                (H) securities issued or guaranteed by state or local govern-
                    mental bodies; and

                (I) repurchase agreements relating to the above instruments.

U.S.          The investment objective of the U.S. Treasury Money Market Port-
TREASURY      folio is to provide as high a level of current interest income
MONEY         as is consistent with maintaining liquidity and stability of
MARKET        principal. It pursues this objective by investing exclusively in
PORTFOLIO     short-term bills, notes and other obligations issued or guaran-
              teed by the U.S. Treasury and repurchase agreements relating to such obligations.

MUNICIPAL     The investment objective of the Municipal Money Market Portfolio
PORTFOLIOS    is to provide as high a level of current interest income exempt from Federal income taxes as is consistent with maintaining li-quidity and stability of principal. It pursues this objective by investing substantially all of its assets in short-term obliga-tions issued by or on behalf of states, territories and posses-sions of the United States, the District of Columbia, and their political subdivisions, agencies, instrumentalities and authori-ties ("Municipal Obligations").

              The investment objective of the New Jersey Municipal Money Mar-ket Portfolio, North Carolina Municipal Money Market Portfolio, Ohio Municipal Money Market Portfolio, Pennsylvania Municipal Money Market Portfolio and Virginia Municipal Money Market Port-folio (the "State-Specific Municipal Portfolios") is, for each Portfolio, to seek as high a level of current income exempt from Federal, and to the extent possible, state income tax of the specific state in which a Portfolio concentrates, as is consis-tent with maintaining liquidity and stability of principal.

              The Municipal Money Market Portfolio and the State-Specific Mu-nicipal Portfolios (together, the "Municipal Portfolios") seek to achieve their investment objectives by primarily investing in:

              (A) fixed and variable rate notes and similar debt instruments rated MIG-2, VMIG-2 or Prime-2 or higher by Moody's, SP-2 or A-2 or higher by S&P, AA or higher by D&P or F-2 or higher by Fitch;

              (B) tax-exempt commercial paper and similar debt instruments rated Prime-2 or higher by Moody's, A-2 or higher by S&P, Duff 2 or higher by D&P or F-2 or higher by Fitch;

              (C) municipal bonds rated Aa or higher by Moody's or AA or higher by S&P, D&P or Fitch;

              (D) unrated notes, paper or other instruments that are of compa-
                  rable quality as determined by the Portfolios' sub-adviser under guidelines established by the Fund's Board of Trust-ees; and

              (E) municipal bonds and notes which are guaranteed as to princi-
                  pal and interest by the U.S. Government or an agency or in-strumentality thereof or which otherwise depend directly or indirectly on the credit of the United States.

                During normal market conditions, at least 80% of each Munici-pal Portfolio's net assets will be invested in securities which are Municipal Obligations. In addition, under normal conditions each State-Specific Municipal Portfolio intends to invest at least 65% of its net assets in Municipal Obligations of issuers located in the particular state indicated by its name ("State-Specific Obligations"). The Municipal Money Mar-ket Portfolio intends, on the other hand, to invest less than 25% of its total assets in Municipal Obligations of issuers located in the same state. During temporary defensive periods, each Municipal Portfolio may invest without limitation in ob-ligations that are not Municipal Obligations and may hold without limitation uninvested cash reserves.

                Each State-Specific Portfolio may invest without limitation in private activity bonds the interest on which is an item of tax preference for purposes of the Federal alternative minimum tax ("AMT Paper"). The Municipal Money Market Portfolio may invest up to 20% of its total assets in AMT Paper when added together with any taxable investments held by the Portfolio. Interest on AMT Paper that is received by taxpayers subject to the Fed-eral alternative minimum tax is taxable.

                Each Municipal Portfolio may invest 25% or more of its net as-sets in Municipal Obligations the interest on which is paid solely from revenues of similar projects. To the extent a Portfolio's assets are invested in Municipal Obligations pay-able from the revenues of similar projects or are invested in private activity bonds, the Portfolio will be subject to the peculiar risks presented by the laws and economic conditions relating to such projects and bonds to a greater extent than it would be if its assets were not so invested.

QUALITY,        All securities acquired by the Portfolios will be determined
MATURITY AND    at the time of purchase by the Portfolios' sub-adviser, under
DIVERSIFICATION guidelines established by the Fund's Board of Trustees, to present minimal credit risks and will be "Eligible Securities" as defined by the SEC. Eligible Securities are (a) securities that either (i) have short-term debt ratings at the time of purchase in the two highest rating categories by at least two unaffiliated nationally recognized statistical rating organi-zations ("NRSROs") (or one NRSRO if the security is rated by only one NRSRO), or (ii) are comparable in priority and secu-rity with an instrument issued by an issuer which has such ratings, and (b) securities that are unrated (including secu-rities of issuers that have long-term but not short-term rat-
                ings) but are of comparable quality as determined in accor-dance with guidelines approved by the Board of Trustees.

              Each Portfolio is managed so that the average maturity of all instruments held by it (on a dollar-weighted basis) will not ex-ceed 90 days. In no event will a Portfolio purchase securities which mature more than 397 days from the date of purchase (ex-cept for certain variable and floating rate instruments and se-curities collateralizing repurchase agreements). Securities in which the Portfolios invest may not earn as high a level of in-come as longer term or lower quality securities, which generally have greater market risk and more fluctuation in market value.

              The Money Market, U.S. Treasury Money Market and Municipal Money Market Portfolios are classified as diversified portfolios, and the State-Specific Municipal Portfolios are classified as non-diversified portfolios, under the Investment Company Act of 1940 (the "1940 Act"). Investment returns on a non-diversified port-folio typically are dependent upon the performance of a smaller number of securities relative to the number held in a diversi-fied portfolio. Consequently, the change in value of any one se-curity may affect the overall value of a non-diversified portfo-lio more than it would a diversified portfolio.

What Additional Investment Policies And Risks Apply?
--------------------------------------------------------------------------------
CORPORATE AND BANK OBLIGATIONS. To the extent consistent with their respective investment objectives, the Portfolios may invest in debt obligations of domes-tic or foreign corporations and banks, and may acquire commercial obligations issued by Canadian corporations and Canadian counterparts of U.S. corporations, as well as Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer. Bank obligations may include certificates of deposit, notes, bankers' acceptances and fixed time deposits. These obligations may be general obligations of the parent bank or may be limited to the issuing branch or sub-sidiary by the terms of the specific obligation or by government regulation.
The Money Market Portfolio may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of its total as-sets. For purposes of determining the permissibility of an investment in bank obligations, the total assets of a bank are determined on the basis of the bank's most recent annual financial statements.

Commercial paper issues include securities issued by corporations without reg-istration under the Securities Act of 1933 (the "1933 Act") in reliance on the exemption in Section 3(a)(3), and commercial paper issued in reliance on the so-called "private placement" exemption in Section 4(2) ("Section 4(2) paper").
Section 4(2) paper is restricted as to disposition under the Federal securities laws in that any resale must similarly be made in an exempt transaction. Sec-tion 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers which make a market in Section 4(2) paper, thus providing liquidity.

U.S. GOVERNMENT OBLIGATIONS. To the extent consistent with their respective in-vestment objectives, the Portfolios may also purchase obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities. Obli-gations of certain agencies and instrumentalities of the U.S. Government are backed by the full faith and credit of the United States. Others are backed by the right of the issuer to borrow from the U.S. Treasury or are backed only by the credit of the agency or instrumentality issuing the obligation.

MUNICIPAL OBLIGATIONS. The two principal classifications of Municipal Obliga-tions are "general obligation" securities and "revenue" securities. General ob-ligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue se-curities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being fi-nanced. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. Municipal Obligations may also in-clude "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

Also included within the general category of Municipal Obligations are partici-pation certificates in a lease, an installment purchase contract, or a condi-tional sales contract ("lease obligations") entered into by a state or politi-cal subdivision to finance the acquisition or construction of equipment, land or facilities. Although lease obligations are not general obligations of the issuer for which the state or other governmental body's unlimited taxing power is pledged, certain lease obligations are backed by a covenant to appropriate money to make the lease obligation payments. However, under certain lease obli-gations, the state or governmental body has no obligation to make these pay-ments in future years unless money is appropriated on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, dis-position of the property in the event of foreclosure might prove difficult. These securities represent a relatively new type of financing that is not yet as marketable as more conventional securities.

Each Municipal Portfolio may acquire "stand-by commitments" with respect to Mu-nicipal Obligations held by it. Under a stand-by commitment, a dealer agrees to purchase at the Portfolio's option specific Municipal Obligations at a speci-fied price. The acquisition of a stand-by commitment may increase the cost, and thereby reduce the yield, of the Municipal Obligation to which such commitment relates. Each Municipal Portfolio will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

The amount of information regarding the financial condition of issuers of Mu-nicipal Obligations may not be as extensive as that which is made available by public corporations, and the secondary market for Municipal Obligations may be less liquid than that for taxable obligations. Accordingly, the ability of a Municipal Portfolio to buy and sell tax-exempt securities may, at any particu-lar time and with respect to any particular securities, be limited.

The Municipal Portfolios may invest in tax-exempt derivative securities relat-ing to Municipal Obligations, including tender option bonds, participations, beneficial interests in trusts and partnership interests.

Opinions relating to the validity of Municipal Obligations and to the exemption of interest thereon from Federal or state income tax are rendered by counsel to the respective issuers or sponsors at the time of issuance. The Fund and its investment adviser will rely on such opinions and will not review independently the underlying proceedings relating to the issuance of Municipal Obligations or the bases for such opinions.

MORTGAGE-RELATED SECURITIES. Although under normal market conditions they do not expect to do so, each Portfolio may invest in mortgage-related securities issued by the U.S. Government or its agencies or instrumentalities or issued by private companies. Mortgage-related securities may include collateralized mort-gage obligations ("CMOs") issued by the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation or other U.S. Government agencies or instrumentalities or issued by private companies. The average life of mortgage-related securities is likely to be less than the original maturity of the mort-gage pools underlying the securities as a result of mortgage prepayments. For this and other reasons, a mortgage-related security's stated maturity may be shortened and, therefore, it may be difficult to predict precisely the security's total return to the particular Portfolio. In addition, in periods of falling interest rates, the rate of mort-gage prepayments tends to increase. During such periods, the reinvestment of prepayment proceeds by the particular Portfolio will generally be at lower rates than the rates on the prepaid obligations.

VARIABLE AND FLOATING RATE INSTRUMENTS. Each Portfolio may purchase rated and unrated variable and floating rate instruments, which may have a stated matu-rity in excess of 13 months but will, in any event, permit a Portfolio to de-mand payment of the principal of the instrument at least once every 13 months upon not more than thirty days' notice (unless the instrument is guaranteed by the U.S. Government or an agency or instrumentality thereof). These instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the in-terest rate. Issuers of unrated variable and floating rate instruments must satisfy the same criteria as set forth above for the particular Portfolio.

REPURCHASE AGREEMENTS. Each Portfolio may agree to purchase securities from broker-dealers and financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The securities held subject to a repurchase agreement may have stated maturities exceeding 13 months, so long as the repurchase agreement itself matures in less than 13 months. Default by or bankruptcy of the seller would, however, expose the Portfolio to possible loss because of adverse market action or delays in connection with the disposition of the underlying obligations.

GUARANTEED INVESTMENT CONTRACTS. The Money Market Portfolio may make limited investments in guaranteed investment contracts ("GICs") issued by highly rated U.S. insurance companies. Under these contracts, the Portfolio makes cash con-tributions to a deposit fund of the insurance company's general account. The insurance company then credits interest to the Portfolio on a monthly basis, which is based on an index (such as the Salomon Brothers CD Index), but is guaranteed not to be less than a certain minimum rate. The Money Market Portfo-lio does not expect to invest more than 5% of its net assets in GICs at any time during the current fiscal year.

WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS. Each Portfolio may purchase se-curities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transactions involve a commitment by a Port-folio to purchase or sell particular securities with payment and delivery tak-ing place at a future date (perhaps one or two months later), and permit a Portfolio to lock in a price or yield on a security it owns or intends to pur-chase, regardless of future changes in interest rates. When-issued and forward commitment transactions involve the risk, however, that the price or yield ob-tained in a transaction may be less favorable than the price or yield available in the market when the delivery takes place.

SECURITIES LENDING. A Portfolio may seek additional income by lending securi-ties on a short-term basis. The securities lending agreements will require that the loans be secured by collateral in cash, U.S. Government securities or ir-revocable bank letters of credit maintained on a current basis equal in value to at least the market value of the loaned securi-ties. A Portfolio may not make such loans in excess of 33 1/3% of the value of its total assets. Securities loans involve risks of delay in receiving addi-tional collateral or in recovering the loaned securities, or possibly loss of rights in the collateral if the borrower of the securities becomes insolvent.

REVERSE REPURCHASE AGREEMENTS. Each Portfolio may enter into reverse repurchase agreements for temporary purposes (such as to obtain cash to meet redemption requests when the liquidation of portfolio securities is deemed disadvantageous or inconvenient). A reverse repurchase agreement involves a sale by a Portfolio of securities that it holds concurrently with an agreement by the Portfolio to repurchase the same securities at an agreed-upon price and date. Reverse repur-chase agreements involve the risk that the market value of the securities sold by a Portfolio may decline below the price of the securities the Portfolio is obligated to repurchase.

INVESTMENT COMPANIES. In connection with the management of their daily cash po-sitions, each Portfolio may invest in securities issued by other investment companies which invest in short-term, high quality debt securities and which determine their net asset value per share based on the amortized cost or penny-rounding method of valuation. Securities of other investment companies will be acquired by a Portfolio within the limits prescribed by the 1940 Act. As a shareholder of another investment company, a Portfolio would bear, along with other shareholders, its pro rata portion of the other investment company's ex-penses, including advisory fees. These expenses would be in addition to the ad-visory fees and other expenses the Portfolio bears directly in connection with its own operations.

UNINVESTED CASH RESERVES. Each Portfolio may hold uninvested cash reserves pending investment during temporary defensive periods or if, in the opinion of the Portfolios' sub-adviser, suitable obligations are unavailable. During nor-mal market periods, no more than 20% of a Portfolio's assets will be held uninvested. Uninvested cash reserves will not earn income.

ILLIQUID SECURITIES. No Portfolio will knowingly invest more than 10% of the value of its net assets in securities that are illiquid. Variable and floating rate instruments that cannot be disposed of within seven days, GICs, and repur-chase agreements and time deposits that do not provide for payment within seven days after notice, without taking a reduced price, are subject to this 10% lim-it. Each Portfolio may purchase securities which are not registered under the 1933 Act but which can be sold to "qualified institutional buyers" in accor-dance with Rule 144A under the 1933 Act. These securities will not be consid-ered illi-quid so long as the sub-adviser determines, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in a Portfolio during any period that qualified institu-tional buyers become uninterested in purchasing these restricted securities.

STATE-SPECIFIC MUNICIPAL PORTFOLIOS-ADDITIONAL RISK CONSIDERATIONS. The concen-tration of investments by the State-Specific Municipal Portfolios in State-Spe-cific Obligations raises special investment considerations. Changes in the eco-nomic condition and governmental policies of a state and its political subdivi-sions could adversely affect the value of a Portfolio's shares.

Certain matters relating to the states in which the State-Specific Municipal Portfolios invest are described below. For further information, see "Special Considerations Regarding State-Specific Obligations" in the Statement of Addi-tional Information.

Ohio. While diversifying more into the service and other non-manufacturing areas, the economy of Ohio continues to rely in part on durable goods manufac-turing largely concentrated in motor vehicles and equipment, steel, rubber products and household appliances. As a result, general economic activity in Ohio, as in many other industrially developed states, tends to be more cycli-cal than in some other states and in the nation as a whole. Agriculture is an important segment of the Ohio economy with over half the State's area devoted to farming and approximately 15% of total employment in agribusiness. In prior years, the State's overall unemployment rate was commonly somewhat higher than the national figure. For example, the reported 1990 average monthly State rate was 5.7%, compared to the 5.5% national figure. However, for the last four years the State rates were below the national rates (5.5% versus 6.1% in 1994). The unemployment rate and its effects vary among particular geographic areas of the State. There can be no assurance that future national, regional or state-wide economic difficulties and the resulting impact on State or local government finances generally will not adversely affect the market value of Ohio Municipal Obligations held in the Portfolio or the ability of particular obligors to make timely payments of debt service on (or lease payments relat-ing to) those obligations.

Pennsylvania. Although the General Fund of the Commonwealth (the principal op-erating fund of the Commonwealth) experienced deficits in fiscal 1990 and 1991, tax increases and spending decreases resulted in surpluses the following three years; as of June 30, 1994, the General Fund has a surplus of $892.9 million. The deficit in the Commonwealth's unreserved/undesignated funds also has been eliminated, and there was a surplus of $79.2 million as of June 30, 1994. Rising unemployment, a relatively high proportion of persons 65 and older in the Commonwealth and court ordered increases in healthcare reimburse-ment rates place increased pressures on the tax resources of the Commonwealth and its municipalities. The Commonwealth has sold a substantial amount of bonds over the past several years, but the debt burden remains moderate. The recession has affected Pennsylvania's economic base, with income and job growth at levels below national averages. Employment growth has shifted to the trade and service sectors, with losses in more high-paid manufacturing posi-tions. A new governor took office in January 1995, but the Commonwealth is likely to continue to show fiscal restraint.

North Carolina. Growth of North Carolina tax revenues slowed considerably dur-ing fiscal 1990-92 requiring tax increases and budget adjustments, including hiring freezes and restrictions, spending constraints, changes in the timing of certain collections and payments, and other short-term budget adjustments, that were needed to comply with North Carolina's constitutional mandate for a balanced budget. Fiscal years 1993, 1994 and 1995, however, ended with a posi-tive General Fund balance each year. By law, 25% of such positive fund balance was required to be reserved in the General Fund of North Carolina as part of a "Savings Reserve" (subject to a maximum reserve of 5% of the preceding fiscal year's operating appropriation). An additional portion of such positive fund balance was reserved in the General Fund as part of a "Reserve for Repair and Renovation of State Facilities," leaving the remaining unrestricted fund balance at the end of each such year available for future appropriations.

Virginia. Because of Northern Virginia, with its proximity to Washington, DC and Hampton Roads, which has the nation's largest concentration of military in-stallations, the Federal government has a greater impact on Virginia relative to its size than any states other than Alaska and Hawaii. Virginia's economy has continued to grow over the last decade, and while per capita income has grown both faster and slower than the U.S. average from year to year, per cap-ita income continues to be above the national average. Virginia's unreserved general fund balances have continued to grow in recent years from a low in 1991. The Virginia Constitution requires a balanced budget and, since 1993, the funding of a Revenue Stabilization Fund. Current debt levels are well below limits established by the Constitution.

New Jersey. The State of New Jersey generally has a diversified economic base consisting of, among others, commerce and service industries, selective commer-cial agriculture, insurance, tourism, petroleum refining and manufacturing, al-though New Jersey's manufacturing industry has experienced a downward trend in the last few years. New Jersey is a major recipient of Federal assistance and, of all the states, is among the highest in the amount of Federal aid received. Therefore, a decrease in Federal financial assistance may adversely affect the financial condition of New Jersey and its political subdivisions and instrumen-talities. While New Jersey's economic base has become more diversified over time and thus its economy appears to be less vulnerable during recessionary pe-riods, a recurrence of high levels of unemployment could adversely affect New Jersey's overall economy and the ability of New Jersey and its political subdi-visions and instrumentalities to meet their financial obligations. In addition, New Jersey maintains a balanced budget which restricts total appropriation in-creases to only 5% annually with respect to any municipality or county, the balanced budget plan may actually adversely affect a particular municipality's or county's ability to repay its obligations.

What Are The Portfolios' Fundamental Investment Limitations?
--------------------------------------------------------------------------------

A Portfolio's investment objective and policies may be changed by the Fund's Board of Trustees without shareholder approval. However, shareholders will be given at least 30 days' notice before any such change. No assurance can be pro-vided that a Portfolio will achieve its investment objective.

Each Portfolio has also adopted certain fundamental investment limitations that may be changed only with the approval of a "majority of the outstanding shares of a Portfolio" (as defined in the Statement of Additional Information). Sev-eral of the Portfolios' fundamental investment policies, which are set forth in full in the Statement of Additional Information, are summarized below.

No Portfolio may:

(1) purchase securities (except U.S. Government securities and related repur-chase agreements) if more than 5% of its total assets will be invested in the securities of any one issuer, except that up to 25% of a Portfolio's total assets may be invested without regard to this 5% limitation;

(2) invest 25% or more of its total assets in one or more issuers conducting their principal business activities in the same industry, except that the Money Market Portfolio will invest at least 25% of its total assets in ob-ligations of issuers in the banking industry or instruments secured by such obligations except during temporary defensive periods;

(3) borrow money except for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing. Whenever borrowings exceed 5% of a Portfolio's total assets, the Portfolio will not make any additional investments; and

(4) in the case of the Municipal Money Market Portfolio, invest less than 80% of its net assets in instruments the interest on which is exempt from regu-lar Federal income tax, except during defensive periods or during periods of unusual market conditions; and

(5) in the case of each State-Specific Municipal Portfolio, invest less than 80% of its net assets in instruments the interest on which is exempt from regular Federal income tax or in instruments which are subject to AMT, ex-cept during defensive periods or during periods of unusual market condi-tions.

Restriction 1 does not apply to the State-Specific Municipal Portfolios. In-stead, as a non-fundamental investment restriction, each State-Specific Munici-pal Portfolio will not hold any securities (except U.S. Government securities and related repurchase agreements) that would cause, at the end of any tax quarter, more than 5% of its total assets to be invested in securities of any one issuer, except that up to 50% of a Portfolio's total assets may be invested without regard to this limitation so long as no more than 25% of the Portfo-lio's total assets are invested in any one issuer (except U.S. Government secu-rities and related repurchase agreements).

In accordance with current SEC regulations, the Money Market Portfolio intends, as a non-fundamental policy, to limit its investments in the securities of any single issuer (other than U.S.

Government securities and related repurchase agreements) to not more than 5% of the value of its total assets at the time of purchase, except that 25% of the value of its total assets may be invested in any one issuer for a period of up to three business days. The Money Market Portfolio will also limit its invest-ments in Eligible Securities that are not in the highest rating category as de-termined by two NRSROs (or one NRSRO if the security is rated by only one NRSRO) or, if unrated, are not of comparable quality, to 5% of its total as-sets, with investments in any one such issuer being limited to no more than 1% of its total assets or $1 million, whichever is greater, measured at the time of purchase.

The investment limitations stated above are applied at the time investment se-curities are purchased.

In order to permit the sale of its shares in certain states, the Fund may make commitments more restrictive than the investment policies and limitations de-scribed in this Prospectus. If the Fund determines that any commitment is no longer in the best interests of a Portfolio, it will revoke the commitment by terminating sales of shares of the Portfolio in the state involved.

Who Manages The Fund?
-------------------------------------------------------------------------------
BOARD OF         The business and affairs of the Fund are managed under the
TRUSTEES         direction of the Fund's Board of Trustees. The following in-
                 dividuals were elected by shareholders on January 4, 1996 to serve as trustees of Compass Capital Funds:

                   William O. Albertini--Executive Vice President and Chief Financial Officer of Bell Atlantic Corporation.

                   Raymond J. Clark--Treasurer of Princeton University.

                   Robert M. Hernandez--Vice Chairman and Chief Financial Of-ficer of USX Corporation.

                   Anthony M. Santomero--Deputy Dean of The Wharton School, University of Pennsylvania.

                   David R. Wilmerding, Jr.--President of Gates, Wilmerding, Carper & Rawlings, Inc.

INVESTMENT       The Adviser to Compass Capital Funds is PNC Asset Management
ADVISER AND      Group, Inc. ("PAMG"). PAMG was organized in 1994 to perform
SUB-ADVISER      advisory services for investment companies, and has its prin-
                 cipal offices at 1835 Market Street, Philadelphia, Pennsylva-nia 19103. PAMG is an indirect wholly-owned subsidiary of PNC
                 Bank Corp., a multi-bank holding company. PNC Institutional
                 Management Corporation ("PIMC"), a wholly-owned subsidiary of PAMG, serves as each Portfolio's sub-adviser. PIMC's princi-pal business address is 400 Bellevue Parkway, Wilmington, Delaware 19809.

                 As adviser, PAMG is responsible for the overall investment management of the Portfolios. As sub-adviser, PIMC is respon-sible for the day-to-day management of the Portfolios, and generally makes all purchase and sale investment decisions for the Portfolios. PIMC also provides research and credit analysis. Portfolio transactions for a Portfolio may be di-rected through broker/dealers who sell Fund shares, subject to the requirements of best execution.

                 For their investment advisory and sub-advisory services, PAMG and PIMC are entitled to fees, computed daily on a Portfolio-by-Portfolio basis and payable monthly, at the annual rates set forth below. All sub-advisory fees payable to PIMC are paid by PAMG, and do not represent an extra charge to the Portfolios.

                          MAXIMUM ANNUAL CONTRACTUAL
                 FEE RATE FOR EACH PORTFOLIO (BEFORE WAIVERS)

                                                       SUB-
               AVERAGE DAILY NET         INVESTMENT  ADVISORY
               ASSETS                   ADVISORY FEE   FEE
               -----------------        ------------ --------
               first $1 billion             .450%      .400%
               $1 billion--$2 billion       .400       .350
               $2 billion--$3 billion       .375       .325
               greater than $3 billion      .350       .300

               For more information about the advisory fees the Portfolios ex-pect to pay for the current fiscal year, see "What Are the Ex-penses of the Portfolios?" For the fiscal year ended September 30, 1995, the Portfolios (other than the New Jersey Municipal Money Market Portfolio) paid investment advisory fees at the following annual rates (expressed as a percentage of average daily net assets) after voluntary fee waivers: Money Market Portfolio, .08%; U.S. Treasury Money Market Portfolio, .08%; Mu-nicipal Money Market Portfolio, .08%; Ohio Municipal Money Mar-ket Portfolio, .07%; Pennsylvania Municipal Money Market Portfo-lio, .09%; North Carolina Municipal Money Market Portfolio, .05%; and Virginia Municipal Money Market Portfolio, 0%. For the fiscal year ended February 28, 1995, the Predecessor New Jersey Municipal Money Market Portfolio paid investment advisory fees, after voluntary fee waivers, to Midlantic Bank, N.A., its former adviser, pursuant to the advisory agreement then in effect, at the annual rate of .40% of its average daily net assets.

ADMINISTRATORS Compass Capital Group, Inc. ("CCG"), PFPC Inc. ("PFPC"), and
               Compass Distributors, Inc. ("CDI") (the "Administrators") serve as the Fund's co-administrators. CCG and PFPC are indirect whol-ly-owned subsidiaries of PNC Bank Corp. CDI is a wholly-owned subsidiary of Provident Distributors, Inc. ("PDI"). A majority of the outstanding stock of PDI is owned by its officers and the remaining outstanding stock is owned by Pennsylvania Merchant Group Ltd.

               The Administrators generally assist the Fund in all aspects of its administration and operation, including matters relating to the maintenance of financial records and fund accounting. As compensation for these services, CCG is entitled to receive a fee, computed daily and payable monthly, at an annual rate of .03% of each Portfolio's average daily net assets, and PFPC and CDI are entitled to receive a combined fee, computed daily and payable monthly, at an annual rate of .15% of the first $500 million of each Portfolio's average daily net assets, .13% of the next $500 million of each Portfolio's average daily net as-sets, .11% of the next $1 billion of each Portfolio's average daily net as-sets and .10% of each Portfolio's average daily net assets in excess of $2 billion. From time to time the Administrators may waive some or all of their administration fees from a Portfolio.

                 For information about the operating expenses the Portfolios expect to pay for the current fiscal year, see "What Are The Expenses Of The Portfolios?"

TRANSFER         PNC Bank serves as the Portfolios' custodian and PFPC serves
AGENT,           as their transfer agent and dividend disbursing agent.
DIVIDEND
DISBURSING
AGENT AND
CUSTODIAN


DISTRIBUTION     Under the Fund's Distribution and Service Plan (the "Plan"),
AND SERVICE      Investor Shares of the Portfolios bear the expense of pay-
PLAN             ments ("distribution fees") made to CDI, as the Fund's dis-
                 tributor (the "Distributor"), or affiliates of PNC Bank, Na-tional Association ("PNC Bank") for distribution and sales support services. The distribution fees will be used primar-ily to compensate the Distributor for distribution services and to compensate the Distributor and PNC Bank affiliates for sales support services provided in connection with the offer-ing and sale of Investor Shares. The distribution fees may also be used to reimburse the Distributor and PNC Bank affil-iates for related expenses, including payments to brokers, dealers, financial institutions and industry professionals
                 ("Service Organizations") for sales support services and re-lated expenses. Distribution fees payable under the Plan will not exceed .10% (annualized) of the average daily net asset value of each Portfolio's outstanding Investor A Shares and .75% (annualized) of the average daily net asset value of each Portfolio's outstanding Investor B Shares and Investor C
                 Shares. Payments under the Plan are not tied directly to out-of-pocket expenses and therefore may be used by the recipi-ents as they choose (for example, to defray their overhead expenses).

                 Under the Plan, the Fund intends to enter into service agree-ments with Service Organizations (including PNC Bank and its affiliates) with respect to each class of Investor Shares pursuant to which Service Organizations will render certain support services to their customers who are the beneficial owners of Investor Shares. In consideration for a shareholder servicing fee of up to .25% (annualized) of the average daily net asset value of Investor Shares owned by their customers, Service Organizations may provide one or more of the follow-ing services: responding to customer inquiries relating to the services performed by the Service Organization and to customer inquiries concerning their in-
              vestments in Investor Shares; providing information periodically to customers showing their positions in Investor Shares; and other similar shareholder liaison services. In consideration for a separate shareholder processing fee of up to .15% (annualized) of the average daily net asset value of Investor Shares owned by their customers, Service Organizations may provide one or more of these additional services to such customers: processing pur-chase and redemption requests from customers and placing orders with the Fund's transfer agent or the Distributor; processing dividend payments from the Fund on behalf of customers; provid-ing sub-accounting with respect to Investor Shares beneficially owned by customers or the information necessary for sub-accounting; and other similar services.

              Service Organizations may charge their clients additional fees for account services. Customers who are beneficial owners of In-vestor Shares should read this Prospectus in light of the terms and fees governing their accounts with Service Organizations.

              The Glass-Steagall Act and other applicable laws, among other things, prohibit banks from engaging in the business of under-writing securities. It is intended that the services provided by Service Organizations under their service agreements will not be prohibited under these laws. However, state securities laws may differ from the interpretations of Federal law on this issue, and banks and financial institutions may be required to register as dealers pursuant to state law.

EXPENSES Expenses are deducted from the total income of each Portfolio before dividends and distributions are paid. Expenses include, but are not limited to, fees paid to PAMG and the Administra-tors, transfer agency and custodian fees, trustee fees, taxes, interest, professional fees, shareholder servicing and process-ing fees, fees and expenses in registering and qualifying the Portfolios and their shares for distribution under Federal and state securities laws, expenses of preparing prospectuses and statements of additional information and of printing and dis-tributing prospectuses and statements of additional information to existing shareholders, expenses relating to shareholder re-ports, shareholder meetings and proxy solicitations, insurance premiums, the expense of independent pricing services, and other expenses which are not expressly assumed by PAMG or the Fund's service providers under their agreements with the Fund. Any gen-eral expenses of the Fund that do not belong to a particular in-vestment portfolio will be allocated among all investment port-folios by or under the direction of the Board of Trustees in a manner the Board determines to be fair and equitable.

How Are Shares Purchased?
-------------------------------------------------------------------------------
GENERAL. Initial and subsequent purchase orders may be placed through securi-ties brokers, dealers or financial institutions ("brokers"), or the transfer agent. Generally, individual investors will purchase Investor Shares through a broker who will then transmit the purchase order directly to the transfer agent.

The minimum investment for the initial purchase of shares is $500; there is a $100 minimum for subsequent investments. Purchases through the Automatic In-vestment Plan described below are subject to a lower initial purchase minimum. In addition, the minimum initial investment for employees of the Fund, the Fund's investment adviser, sub-advisers, Distributor or transfer agent or em-ployees of their affiliates is $100.

PURCHASES THROUGH BROKERS. Shares may be purchased through brokers which have entered into dealer agreements with the Distributor.

It is the responsibility of brokers to transmit purchase orders and payment on a timely basis. If payment is not received within the period described below, the order will be canceled, notice thereof will be given, and the broker and its customers will be responsible for any loss to the Fund or its sharehold-ers. Orders of less than $500 may be mailed by a broker to the transfer agent.

PURCHASES THROUGH THE TRANSFER AGENT. Investors may also purchase Investor Shares by completing and signing the Account Application Form and mailing it to the transfer agent, together with a check in at least the minimum initial purchase amount payable to Compass Capital Funds. An Account Application Form may be obtained by calling (800) 441-7762. The name of the Portfolio with re-spect to which shares are purchased must also appear on the check or Federal Reserve Draft. Investors may also wire Federal funds in connection with the purchase of shares. The wire instructions must include the name of the Portfo-lio and include the name of the account registration, and the shareholder ac-count number. Before wiring any funds, an investor must call PFPC at (800) 441-7762 in order to confirm the wire instructions.

OTHER PURCHASE INFORMATION. Purchase orders for Investor Shares of the Portfo-lios that are in proper form are executed at their net asset value per share next determined after receipt by the Fund; however, orders will not be exe-cuted until payments not made in Federal funds are converted to Federal funds (which normally occurs within two Business Days of receipt) unless a credit-worthy financial institution undertakes to pay for an order in Federal funds by 4:00 p.m. (Eastern Time) the same Business Day an order is placed.

Under certain circumstances, the Fund may reject large individual purchase or-ders received after 12:00 noon. The Fund may in its discretion reject any or-der for shares.

Investor B Shares and Investor C Shares of the Portfolios are available only to the holders of Investor B Shares or Investor C Shares, respectively, in the Fund's non-money market portfolios who wish to exchange their shares in such portfolios for Shares in a Portfolio described in this Prospectus. Investor B Shares of a Portfolio will automatically convert to Investor A Shares at the time the Investor B Shares of the non-money market portfolio that were previ-ously purchased would have converted. The purpose of the conversion is to re-lieve the holders of Investor B Shares of the higher operating expenses charged to Investor B Shares. The conversion from Investor B Shares to Investor A Shares will take place at the net asset value of each class of shares at the time of the conversion. After such conversion, an investor would hold Investor A Shares subject to the operating expenses for Investor A Shares discussed be-low. Upon each conversion of Investor B Shares that were not acquired through reinvestment of dividends or distributions, a proportionate amount of Investor B Shares that were acquired through reinvestment of dividends or distributions will likewise automatically convert to Investor A Shares.

Shares of each Portfolio are sold on a continuous basis by CDI as the Distribu-tor. CDI maintains its principal offices at 259 Radnor-Chester Road, Suite 120, Radnor, Pennsylvania 19087. Purchases may be effected on weekdays on which both the New York Stock Exchange and the Federal Reserve Bank of Philadelphia are open for business (a "Business Day"). Payment for orders which are not received or accepted will be returned after prompt inquiry. The issuance of shares is recorded on the books of the Fund. No certificates will be issued for shares. Payments for shares of a Portfolio may, in the discretion of the Fund's invest-ment adviser, be made in the form of securities that are permissible invest-ments for that Portfolio. Compass Capital reserves the right to reject any pur-chase order or to waive the minimum initial investment requirement.

How Are Shares Redeemed?
--------------------------------------------------------------------------------

REDEMPTION. Shareholders may redeem their shares for cash at any time. A writ-ten redemption request in proper form must be sent directly to Compass Capital Funds c/o PFPC, P.O. Box 8907, Wilmington, Delaware 19899-8907. Except for the contingent deferred sales charge that may be charged with respect to Investor B and Investor C Shares, there is no charge for a redemption. Shareholders may also place redemption requests through a broker or other institution, which may charge a fee for this service. When redeeming Investor Shares in the Portfo-lios, shareholders should indicate whether they are redeeming Investor A Shares, Investor B Shares or Investor C Shares. If a redeeming shareholder owns both Investor A Shares and Investor B or Investor C Shares in the same Portfo-lio, the Investor A Shares will be redeemed first unless the shareholder indi-cates otherwise. Except as noted below, a request for redemption must be signed by all persons in whose names the shares are registered. Signatures must con-form exactly to the account registration. If the proceeds of the redemption would exceed $25,000, or if the proceeds are not to be paid to the record owner at the record address, or if the shareholder is a corporation, partnership, trust or fiduciary, signature(s) must be guaranteed by any eligible guarantor institution. Eligible guarantor institutions generally include banks, broker/dealers, credit unions, national securities exchanges, registered secu-rities associations, clearing agencies and savings associations.

Generally, a properly signed written request with any required signature guar-antee is all that is required for a redemption. In some cases, however, other documents may be necessary. Shareholders holding Investor A Share certificates must send their certificates with the redemption request. Additional documen-tary evidence of authority is required by PFPC in the event redemption is re-quested by a corporation, partnership, trust, fiduciary, executor or adminis-trator.

REDEMPTION BY CHECK. Upon request, the Fund will provide the holders of In-vestor A Shares with checkwriting privileges. An investor wishing to use this checkwriting redemption procedure must complete the checkwriting application and signature card when completing the account application. Investors inter-ested in obtaining the checkwriting option on existing accounts may contact PFPC at (800) 441-7762 and application forms will be provided. The checkwriting option is not available in connection with the redemption of Investor B or In-vestor C Shares.

Upon receipt of the checkwriting application and signature card by PFPC, checks will be forwarded to the investor. The minimum amount of a check is $100. Checks may be made payable to anyone and are negotiated according to bank clearing procedures. If more than one shareholder owns the account, each share-holder must sign each check, unless an election has been made to permit checkwriting by a limited number of signatures and such election is on file with PFPC. Investor A Shares represented by a check redemption will continue to earn daily income until the check is presented for payment. PNC Bank, as the investor's agent, will cause the Fund to redeem a sufficient number of Investor A Shares owned to cover the check. When redeeming Investor A Shares by check, an investor should make certain that there is an adequate number of Investor A Shares in the account to cover the amount of the check. If an insufficient num-ber of Investor A Shares is held or if checks are not properly endorsed, they may not be honored and a service charge may be incurred. Checks may not be pre-sented for cash payments at the offices of PNC Bank. This limitation does not affect checks used for the payment of bills or cash at other banks.

EXPEDITED REDEMPTIONS. If a shareholder has given authorization for expedited redemption, shares can be redeemed by telephone and the proceeds sent by check to the shareholder or by

Federal wire transfer to a single previously designated bank account. Once au-thorization is on file, PFPC will honor requests by any person by telephone at
(800) 441-7762 (in Delaware call collect (302) 791-1194) or other means. The minimum amount that may be sent by check is $500, while the minimum amount that may be wired is $10,000. The Fund reserves the right to change these minimums or to terminate these redemption privileges. If the proceeds of a redemption would exceed $25,000, the redemption request must be in writing and will be subject to the signature guarantee requirement described above. This privilege may not be used to redeem Investor A Shares in certificated form. During peri-ods of substantial economic or market change, telephone redemptions may be dif-ficult to complete. Redemption requests may also be mailed to PFPC at P.O. Box 8907, Wilmington, Delaware 19899-8907.

The Fund is not responsible for the efficiency of the Federal wire system or the shareholder's firm or bank. The Fund does not currently charge for wire transfers. The shareholder is responsible for any charges imposed by the share-holder's bank. To change the name of the single designated bank account to re-ceive wire redemption proceeds, it is necessary to send a written request (with a guaranteed signature as described above) to Compass Capital Funds c/o PFPC, P.O. Box 8907, Wilmington, Delaware 19899-8907.

The Fund reserves the right to refuse a telephone redemption if it believes it advisable to do so. The Fund, the Administrators and the Distributor will em-ploy reasonable procedures to confirm that instructions communicated by tele-phone are genuine. The Fund, the Administrators and the Distributor will not be liable for any loss, liability, cost or expense for acting upon telephone in-structions reasonably believed to be genuine in accordance with such proce-dures.

ACCOUNTS WITH LOW BALANCES. The Fund reserves the right to redeem a sharehold-er's account in any Portfolio at any time the net asset value of the account in such Portfolio falls below the minimum initial investment requirement amount as the result of a redemption or an exchange request. A shareholder will be noti-fied in writing that the value of the shareholder's account in a Portfolio is less than the required amount and will be allowed 30 days to make additional investments before the redemption is processed.

PAYMENT OF REDEMPTION PROCEEDS. The redemption price for shares is their net asset value per share next determined after the request for redemption is re-ceived in proper form by Compass Capital Funds c/o PFPC, P.O. Box 8907, Wil-mington, Delaware 19899-8907. While the Fund intends to use its best efforts to maintain each Portfolio's net asset value per share at $1.00, the proceeds paid on redemption may be more or less than the amount invested depending on a share's net asset value at the time of redemption. Proceeds from the redemption of Investor B and Investor C Shares will be reduced by the amount of any appli-cable contingent deferred sales charge. Unless another payment option is used as described above, payment for redeemed shares is normally made by check mailed within seven days after acceptance by PFPC of the request and any other necessary documents in proper order. Payment may, however, be postponed or the right of redemption suspended as provided by the rules of the SEC. If the shares to be redeemed have been recently purchased by check, the Fund's trans-fer agent may delay the payment of redemption proceeds, which may be a period of up to 15 days after the purchase date, pending a determination that the check has cleared.

The Fund may also suspend the right of redemption or postpone the date of pay-ment upon redemption for such periods as are permitted under the 1940 Act, and may redeem shares involuntarily or make payment for redemption in securities or other property when determined appropriate in light of the Fund's responsibili-ties under the 1940 Act. See "Purchase and Redemption Information" in the Statement of Additional Information for examples of when such redemption might be appropriate.

What Are The Shareholder Features Of The Fund?
--------------------------------------------------------------------------------
Compass Capital Funds offers shareholders many special features which enable an investor to have greater investment flexibility as well as greater access to information about the Fund throughout the investment period.

Additional information on each of these features is available from PFPC by calling (800) 441-7762 (in Delaware call collect (302) 791-1194).

EXCHANGE PRIVILEGE. Investor A Shares, B Shares and C Shares of each Portfolio may be exchanged for shares of the same class of other portfolios of the Fund which offer that class of shares, based on their respective net asset values, subject to any applicable sales charge.

Unless an exemption applies, a front-end sales charge will be charged in con-nection with exchanges for Investor A Shares of the Fund's non-money market in-vestment portfolios. Similarly, exchanges of Series A Shares of a Portfolio for Series B or Series C Shares of a non-money market portfolio of the Fund will also be subject to a CDSC, unless an exemption applies. Investor B Shares of the Portfolios are only exchangeable for Investor B Shares of the Fund's other investment portfolios, and Investor C Shares of the Portfolios are only ex-changeable for Investor C Shares of the Fund's other investment portfolios. In-vestor B and Investor C Shares are exchangeable without the payment of any con-tingent deferred sales charge at the time the exchange is made. In determining the holding period for calculating the contingent deferred sales charge payable on redemption of Investor B and Investor C Shares, the holding period of the Investor B or Investor C Shares originally held will be added to the holding period of the Investor B or Investor C Shares acquired through exchange. No ex-change fee is imposed by the Fund.

Investor A Shares of money market portfolios of the Fund that were (1) acquired through the use of the exchange privilege and (2) can be traced back to a pur-chase of shares in one or more investment portfolios of the Fund for which a sales charge was paid, can be exchanged for Investor A Shares of a non-money market portfolio based on their respective net asset values. Such exchanges of Investor A Shares may be subject to the difference between the sales charge previously paid and the higher sales charge (if any) payable with respect to the shares acquired in the exchange.

A shareholder wishing to make an exchange may do so by sending a written re-quest to PFPC at the address given above. Shareholders are automatically pro-vided with telephone exchange privileges when opening an account, unless they indicate on the Application that they do not wish to use this privilege. Share-holders holding share certificates are not eligible to exchange Investor A Shares by phone because share certificates must accompany all exchange re-quests. To add this feature to an existing account that previously did not pro-vide this option, a Telephone Exchange Authorization Form must be filed with PFPC. This form is available from PFPC. Once this election has been made, the shareholder may simply contact PFPC by telephone at (800) 441-7762 (in Delaware call collect (302) 791-1194) to request the exchange.

During periods of substantial economic or market change, telephone exchanges may be difficult to complete and shareholders may have to submit exchange re-quests to PFPC in writing.

If the exchanging shareholder does not currently own shares of the investment portfolio whose shares are being acquired, a new account will be established with the same registration, dividend and capital gain options and broker of record as the account from which shares are exchanged, unless otherwise speci-fied in writing by the shareholder with all signatures guaranteed by an eligi-ble guarantor institution as defined above. In order to participate in the Au-tomatic Investment Program or establish a Systematic Withdrawal Plan for the new account, however, an exchanging shareholder must file a specific written request.

Any share exchange must satisfy the requirements relating to the minimum ini-tial investment requirement, and must be legally available for sale in the state of the investor's residence. For Federal income tax purposes, a share ex-change is a taxable event and, accordingly, a capital gain or loss may be real-ized. Before making an exchange request, shareholders should consult a tax or other financial adviser and should consider the investment objective, policies and restrictions of the investment portfolio into which the shareholder is mak-ing an exchange, as set forth in the applicable Prospectus. Brokers may charge a fee for handling exchanges.

The Fund reserves the right to modify or terminate the exchange privilege at any time. Notice will be given to shareholders of any material modification or termination except where notice is not required.

The Fund reserves the right to reject any telephone exchange request. Telephone exchanges may be subject to limitations as to amount or frequency, and to other restrictions that may be established from time to time to ensure that exchanges do not operate to the disadvantage of any portfolio or its shareholders. The Fund, the Administrators and the Distributor will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund, the Administrators and the Distributor will not be liable for any loss, liabil-ity, cost or expense for acting upon telephone instructions reasonably believed to be genuine in accordance with such procedures. Exchange orders may also be sent by mail to the shareholder's broker or to PFPC at P.O. Box 8907, Wilming-ton, Delaware 19899-8907.

AUTOMATIC INVESTMENT PLAN ("AIP"). An investor in shares of any Portfolio may arrange for periodic investments in that Portfolio through automatic deductions from a checking or savings account by completing the AIP Application Form which may be obtained from PFPC. The minimum pre-authorized investment amount is $50.

RETIREMENT PLANS. Portfolio shares may be purchased in conjunction with indi-vidual retirement accounts ("IRAs") and rollover IRAs where PNC Bank or any of its affiliates acts as custodian. For further information as to applications and annual fees, contact the Distributor. To determine whether the benefits of an IRA are available and/or appropriate, a shareholder should consult with a tax adviser.

SYSTEMATIC WITHDRAWAL PLAN ("SWP"). The Fund offers a Systematic Withdrawal Plan which may be used by investors who wish to receive regular distributions from their accounts.

Upon commencement of the SWP, the account must have a current value of $10,000 or more in a Portfolio. Shareholders may elect to receive automatic cash pay-ments of $100 or more either monthly, every other month, quarterly, three times a year, semi-annually, or annually. Automatic withdrawals are normally proc-essed on the 25th day of the applicable month or, if such day is not a Business Day, on the next Business Day and are paid promptly thereafter. An investor may utilize the SWP by completing the SWP Application Form which may be obtained from PFPC.

Shareholders should realize that if withdrawals exceed income dividends their invested principal in the account will be depleted. To participate in the SWP, shareholders must have their dividends automatically reinvested and may not hold share certificates. Shareholders may change or cancel the SWP at any time, upon written notice to PFPC. No contingent deferred sales charge will be as-sessed on redemptions of Investor B and Investor C Shares made through the SWP that do not exceed 12% of an account's net asset value on an annualized basis. For example, monthly, quarterly and semi-annual SWP redemptions of Investor B and Investor C Shares will not be subject to the CDSC if they do not exceed 1%, 3% and 6%, respectively, of an account's net asset value on the redemption date. SWP redemptions of Investor B and Investor C Shares in excess of this limit are still subject to the applicable CDSC.

How Is Net Asset Value Calculated?
--------------------------------------------------------------------------------

Net asset value is calculated separately for each class of Investor Shares of each Portfolio as of 12:00 noon (Eastern Time) and 4:00 p.m. (Eastern Time) on each Business Day by dividing the value of all securities and other assets owned by a Portfolio that are allocated to a particular class of shares, less the liabilities charged to that class, by the number of shares of the class that are outstanding.

Each Portfolio seeks to maintain a net asset value of $1.00 per share for pur-poses of purchases and redemptions, and values its portfolio securities based on the amortized cost method of valuation described in the Statement of Addi-tional Information under "Valuation of Shares." A Portfolio may use a pricing service, bank or broker/dealer to value its securities.

How Frequently Are Dividends And Distributions Made To Investors?
-------------------------------------------------------------------------------
Shareholders are entitled to dividends and distributions arising from the net income and capital gains, if any, earned on investments held by the Portfolio in which they invest. Each Portfolio's net income is declared daily as a divi-dend. Shareholders whose purchase orders are executed at 12:00 noon (Eastern
Time), 4:00 p.m. (Eastern Time) for the U.S. Treasury Money Market Portfolio, receive dividends for that day. On the other hand, shareholders whose redemp-tion orders have been received by 12:00 noon (Eastern Time)do not receive div-idends for that day, while shareholders of each Portfolio whose redemption or-ders are received after 12:00 noon (Eastern Time) do receive dividends for that day.

Dividends are paid monthly by check, or by wire transfer if requested in writ-ing by the shareholder, within five business days after the end of the month. Net short-term capital gains, if any, will be distributed at least annually. The period for which dividends are payable and the time for payment are sub-ject to change by the Fund's Board of Trustees. The Portfolios do not expect to realize net long-term capital gains.

Dividends are reinvested in additional full and fractional Investor Shares of the same class on which the dividends are paid, unless a shareholder elects to receive dividends in cash. Such election, or any revocation thereof, must be made in writing to PFPC, and will become effective with respect to dividends paid after receipt by PFPC.

How Are Fund Distributions Taxed?
--------------------------------------------------------------------------------

Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If a Portfolio qualifies, it generally will be relieved of Federal income tax on amounts distributed to shareholders, but shareholders, unless otherwise exempt, will pay income or capital gains taxes on distributions (except distributions that are "exempt interest dividends" or are treated as a return of capital), whether the distributions are paid in cash or reinvested in additional shares.

Distributions paid out of a Portfolio's "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, will be taxed to shareholders as long-term capital gain regardless of the length of time a shareholder holds the Shares. All other distributions, to the extent taxable, are taxed to shareholders as ordinary income.

Each Municipal Portfolio intends to pay substantially all of its dividends as "exempt interest dividends." However, taxpayers are required to report the re-ceipt of "exempt interest dividends" on their Federal income tax returns for informational purposes and in two circumstances such amounts, while exempt from regular Federal income tax, are taxable to persons subject to alternative mini-mum and environmental taxes. First, "exempt interest dividends" derived from certain private activity bonds generally will constitute an item of tax prefer-ence for taxpayers in determining alternative minimum tax liability. Second, all "exempt interest dividends" must be taken into account by corporate taxpay-ers in determining certain adjustments for alternative minimum and environmen-tal tax purposes. In addition, investors should be aware of the possibility of state and local alternative minimum or minimum income tax liability on interest from private activity bonds. Shareholders who are recipients of Social Security Act or Railroad Retirement Act benefits should note that "exempt interest divi-dends" will be taken into account in determining the taxability of their bene-fit payments.

Each Municipal Portfolio will determine annually the percentages of its net in-vestment income which are exempt from the regular Federal income tax, which constitute an item of tax preference for Federal alternative minimum tax pur-poses, and which are fully taxable. These percentages will apply uniformly to all distributions from net investment income during that year and may differ significantly from the actual percentages for any particular day.

The Fund will send written notices to shareholders annually regarding the tax status of distributions made by each Portfolio. Dividends declared in October, November or December of any year payable to shareholders of record on a speci-fied date in those months will be deemed to have been received by the share-holders on December 31 of such year, if the dividends are paid during the fol-lowing January.

This is not an exhaustive discussion of applicable tax consequences, and in-vestors may wish to contact their tax advisers concerning investments in the Portfolios. Except as discussed below, dividends paid by each Portfolio may be taxable to investors under state or local law as dividend income even though all or a portion of such dividends may be derived from interest on obligations which, if realized directly, would be exempt from such income taxes. In addi-tion, shareholders who are non-resident alien individuals, foreign trusts or estates, foreign corporations or foreign partnerships may be subject to differ-ent Federal income tax treatment. Future legislative or administrative changes or court decisions may materially affect the tax consequences of investing in the Portfolios.

OHIO TAXES. Individuals and estates that are subject to Ohio personal income tax or municipal or school district income taxes in Ohio will not be subject to such taxes on distributions from the Ohio Municipal Money Market Portfolio to the extent that such distributions are properly attributable to interest on Ohio Municipal Obligations or obligations issued by the U.S. Government, its agencies, instrumentalities or territories (if the interest on such obligations is exempt from state income taxation under the laws of the United States) ("U.S. Obligations"), if (a) the Portfolio continues to qualify as a regulated investment company for Federal income tax purposes and (b) at all times at least 50% of the value of the total assets of the Portfolio consists of Ohio Municipal Obligations or similar obligations of other states or their subdivi-sions. Corporations that are subject to the Ohio corporation franchise tax will not have to include distributions from the Ohio Municipal Money Market Portfo-lio in their net income base for purposes of calculating their Ohio corporation franchise tax liability to the extent that such distributions either constitute exempt-interest dividends for Federal income tax purposes or are properly at-tributable to interest on Ohio Municipal Obligations or U.S. Obligations. How-ever, shares of the Ohio Municipal Money Market Portfolio will be included in a corporation's net worth base for purposes of calculating the Ohio corporation franchise tax. Distributions properly attributable to gain on the sale, ex-change or other disposition of Ohio Municipal Obligations will not be subject to the Ohio personal income tax, or municipal or school district income taxes in Ohio and will not be included in the net income base of the Ohio corporation franchise tax. Distributions attributable to other sources will be subject to the Ohio personal income tax and the Ohio corporation franchise tax.

PENNSYLVANIA TAXES. Income received by a shareholder attributable to interest realized by the Pennsylvania Municipal Money Market Portfolio from Pennsylvania State-Specific Obligations or attributable to insurance proceeds on account of such interest is not taxable to individuals, estates or trusts under the Per-sonal Income Tax (in the case of insurance proceeds, to the extent they are ex-empt for Federal income tax purposes); to corporations under the Corporate Net Income Tax (in the case of insurance proceeds, to the extent they are exempt for Federal income tax purposes); nor to individuals under the Philadelphia School District Net Investment Income Tax ("School District Tax").

Income received by a shareholder attributable to gain on the sale or other dis-position by the Portfolio of Pennsylvania State-Specific Obligations is taxable under the Personal Income Tax, the Corporate Net Income Tax, and, unless these assets were held by the Portfolio for more than six months, the School District Tax.

This discussion does not address the extent, if any, to which shares of the Pennsylvania Municipal Money Market Portfolio, and interest and gain earned by the Portfolio, is subject to, or included in the measure of, special taxes im-posed by the Commonwealth of Pennsylvania on banks and other financial institu-tions or with respect to any privilege, excise, franchise or other tax imposed on business entities not discussed above (including the Corporate Capital Stock/Foreign Franchise Tax.)

Shareholders of the Pennsylvania Municipal Money Market Portfolio are not sub-ject to the Pennsylvania County Personal Property Tax to the extent that the Portfolio is comprised of Pennsylvania state-specific obligations and Federal obligations (if the interest on such obligations is exempt from state and local taxation under the laws of the United States).

NORTH CAROLINA TAXES. Interest received in the form of dividends from the North Carolina Municipal Money Market Portfolio is exempt from North Carolina state income tax to the extent the distributions represent interest on direct obliga-tions of the U.S. Government or North Carolina State-Specific Obligations. Dis-tributions derived from interest earned on obligations of political subdivi-sions of Puerto Rico, Guam and the U.S. Virgin Islands, including the govern-ments thereof and their agencies, instrumentalities and authorities, are also exempt from North Carolina state income tax. Distributions paid out of interest earned on obligations that are merely backed or guaranteed by the U.S. Govern-ment (e.g., GNMAs, FNMAs), on repurchase agreements collateralized by U.S. Gov-ernment securities or on obligations of other states (which the Portfolio may acquire and hold for temporary or defensive purposes) are not exempt from North Carolina state income tax.

Any distributions of net realized gain earned by the North Carolina Municipal Money Market Portfolio on the sale or exchange of certain obligations of the State of North Carolina or its subdivisions that were issued before July 1, 1995 will also be exempt from North Carolina income tax to the Portfolio's shareholders. Distributions of gains earned by the North Carolina Municipal Money Market Portfolio on the sale or exchange of all other obligations will be subject to North Carolina income tax.

VIRGINIA TAXES. Subject to the provisions discussed below, dividends paid to shareholders by the Virginia Municipal Money Market Portfolio and derived from interest on obligations of the Commonwealth of Virginia or of any political subdivision or instrumentality of the Commonwealth or derived from interest or dividends on obligations of the United States excludable from Virginia taxable income under the laws of the United States, which obligations are issued in the exercise of the borrowing power of the Commonwealth or the United States and are backed by the full faith and credit of the Commonwealth or the United States, will be exempt from the Virginia income tax. Dividends paid to share-holders by the Portfolio and derived from interest on debt obligations of cer-tain territories and possessions of the United States (those issued by Puerto Rico, the Virgin Islands and Guam) will be exempt from the Virginia income tax. To the extent a portion of the dividends are derived from interest on debt ob-ligations other than those described above, such portion will be subject to the Virginia income tax even though it may be excludable from gross income for Fed-eral income tax purposes.

Generally, dividends distributed to shareholders by the Portfolio and derived from capital gains will be taxable to the shareholders. To the extent any por-tion of the dividends are derived from taxable interest for Virginia purposes or from net short-term capital gains, such portion will be taxable to the shareholders as ordinary income. The character of long-term capital gains realized and distributed by the Portfolio will flow through to its share-holders regardless of how long the shareholders have held their shares. Capital gains distributed to shareholders derived from Virginia obligations issued pur-suant to special Virginia enabling legislation which provides a specific exemp-tion for such gains will be exempt from Virginia income tax. Generally, inter-est on indebtedness incurred by shareholders to purchase or carry shares of the Portfolio will not be deductible for Virginia income tax purposes.

As a regulated investment company, the Portfolio may distribute dividends that are exempt from the Virginia income tax to its shareholders if the Portfolio satisfies all requirements for conduit treatment under Federal law and, at the close of each quarter of its taxable year, at least 50% of the value of its to-tal assets consists of obligations the interest on which is exempt from taxa-tion under Federal law. If the Portfolio fails to qualify, no part of its divi-dends will be exempt from the Virginia income tax.

When taxable income of a regulated investment company is commingled with exempt income, all distributions of the income are presumed taxable to the sharehold-ers unless the portion of income that is exempt from Virginia income tax can be determined with reasonable certainty and substantiated. Generally, this deter-mination must be made for each distribution to each shareholder. The Virginia Department of Taxation has adopted a policy, however, of allowing shareholders to exclude from their Virginia taxable income the exempt portion of distribu-tions from a regulated investment company even though the shareholders receive distributions monthly but receive reports substantiating the exempt portion of such distributions at less frequent intervals. Accordingly, if the Portfolio receives taxable income, the Portfolio must determine the portion of income that is exempt from Virginia income tax and provide such information to the shareholders in accordance with the foregoing so that the shareholders may ex-clude from Virginia taxable income the exempt portion of the distribution from the Portfolio.

NEW JERSEY TAXES. It is anticipated that substantially all dividends paid by the New Jersey Municipal Money Market Portfolio will not be subject to New Jer-sey personal income tax. In accordance with the provisions of New Jersey law as currently in effect, distributions paid by a "qualified investment fund" will not be subject to the New Jersey personal income tax to the extent that the distributions are attributable to income received as interest or gain from New Jersey State-Specific Obligations, or as interest or gain from direct U.S. Gov-ernment obligations. Distributions by a qualified investment fund that are at-tributable to most other sources will be subject to the New Jersey personal in-come tax. To be classified as a qualified investment fund, at least 80% of the Portfolio's investments must consist of New Jersey State-Specific Obligations or direct U.S. Government obligations; it must have no investments other than interest-bearing obligations, obligations issued at a discount, and cash and cash items (including receivables); and it must satisfy certain reporting obli-gations and provide certain information to its shareholders. Shares of the Portfolio are not subject to property taxation by New Jersey or its political subdivisions.

The New Jersey personal income tax is not applicable to corporations. For all corporations subject to the New Jersey Corporation Business Tax, dividends and distributions from a "qualified investment fund" are included in the net income tax base for purposes of computing the Corporation Business Tax. Furthermore, any gain upon the redemption or sale of shares by a corporate shareholder is also included in the net income tax base for purposes of computing the Corpora-tion Business Tax.

How Is The Fund Organized?
--------------------------------------------------------------------------------
The Fund was organized as a Massachusetts business trust on December 22, 1988 and is registered under the 1940 Act as an open-end management investment com-pany. On January 12, 1996 the Fund changed its name from The PNC(R) Fund to Compass Capital Funds. The Declaration of Trust authorizes the Board of Trust-ees to classify and reclassify any unissued shares into one or more classes of shares. Pursuant to this authority, the Trustees have authorized the issuance of an unlimited number of shares in twenty-eight investment portfolios. Each Portfolio offers five separate classes of shares--Institutional Shares, Service Shares, Investor A Shares, Investor B Shares and Investor C Shares. This pro-spectus relates only to Investor Shares of the eight money market portfolios described herein.

Shares of each class bear their pro rata portion of all operating expenses paid by a Portfolio, except transfer agency fees and amounts payable under the Fund's Distribution and Service Plan. Because of these "class expenses", the performance of a Portfolio's Institutional Shares is expected to be higher than the performance of the Portfolio's Service Shares, and the performance of both the Institutional Shares and Service Shares of a Portfolio is expected to be higher than the performance of the Portfolio's three classes of Investor Shares. The Fund offers various services and privileges in connection with its Investor Shares that are not generally offered in connection with its Institu-tional and Service Shares, including an automatic investment plan, automatic withdrawal plan and checkwriting. For further information regarding the Fund's Service and Institutional share classes, contact PFPC at (800) 441-7762.

Each share of a Portfolio has a par value of $.001, represents an interest in that Portfolio and is entitled to the dividends and distributions earned on that Portfolio's assets as are declared in the discretion of the Board of Trustees. The Fund's shareholders are entitled to one vote for each full share held and proportionate fractional votes for fractional shares held, and will vote in the aggregate and not by class, except where otherwise required by law or as determined by the Board of Trustees. The Fund does not currently intend to hold annual meetings of shareholders for the election of trustees (except as required under the 1940 Act). For a further discussion of the voting rights of shareholders, see "Additional Information Concerning Shares" in the Statement of Additional Information.

On December 18, 1995, PNC Bank held of record approximately 77% of the Fund's outstanding shares, as trustee on behalf of individual and institutional in-vestors, and may be deemed a controlling person of the Fund under the 1940 Act. PNC Bank is a subsidiary of PNC Bank Corp.

How Is Performance Calculated?
--------------------------------------------------------------------------------

From time to time each Portfolio may advertise its "yield" and "effective yield" for each class of Investor Shares. Both yield figures are based on his-torical earnings and are not intended to indicate future performance. "Yield" refers to the income generated by an investment in a particular class of a Portfolio's Investor Shares over a seven-day period. This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. "Effective yield" is calculated simi-larly but, when annualized, the income earned by an investment in a particular class of a Portfolio's Investor Shares is assumed to be reinvested. The "effec-tive yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. A Municipal Portfolio's "tax equivalent yield" may also be quoted, which shows the level of taxable yield needed to produce an after-tax equivalent to the Portfolio's tax-free yield for a partic-ular class of Investor Shares.

The performance of each class of Investor Shares of a Portfolio may be compared to the performance of mutual funds with similar investment objectives and to relevant indices, as well as to ratings or rankings prepared by independent services or other financial or industry publications that monitor the perfor-mance of mutual funds. For example, the yield of a particular class of Investor Shares of a Portfolio may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. and Weisenberger Investment Company Service. Performance information may also include evaluations of the Portfolios published in nationally recognized ranking services, and information as reported by financial publications such as Business Week, Fortune, Institu-tional Investor, Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in publications of a local or regional nature.

Performance quotations for shares of a Portfolio represent past performance and should not be considered as representative of future results. The yield of any investment is generally a function of portfolio quality and maturity, type of investment and operating expenses. Yields will fluctuate and are not necessar-ily representative of future results. Any fees charged by affiliates of the Portfolios' investment adviser or other institutions directly to their custom-ers' accounts in connection with investments in the Portfolios will not be in-cluded in the Portfolios' calculations of yield and performance.

How Can I Get More Information?
--------------------------------------------------------------------------------
We believe that it is essential for shareholders to have access to information regarding their investment 24 hours a day, 7 days a week. The COMPASS CAPITAL FUNDS have an investor information line that can provide such access.

In addition to account information, other sources of information regarding each COMPASS CAPITAL Portfolio and its portfolio holdings, strategy and current div-idend and performance levels are available.

By selecting the appropriate source of information as listed below, investors can receive additional information on the COMPASS CAPITAL Portfolios by either using a toll-free number or through electronic access:

For Performance and Portfolio Management Questions, dial (800) FUTURE4.

For Information Related to Share Purchases and Redemptions call your investment adviser or COMPASS CAPITAL FUNDS at (800) 441-7762.

For Questions about Shareholder Accounts and Balances held directly at the Fund, call (800) 441-7762.

Information is also available on the Internet through the World Wide Web. Shareholders and investment professionals may access portfolio information, portfolio manager updates and market data by accessing http://www.compassfunds.com.

The Compass Capital Funds
--------------------------------------------------------------------------------
NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESEN-TATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTA-TIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DIS-TRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE
MADE.

                               -----------------

MONEY MARKET PORTFOLIO

U.S. TREASURY MONEY MARKET PORTFOLIO

MUNICIPAL MONEY MARKET PORTFOLIO

NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO

NORTH CAROLINA MUNICIPAL MONEY MARKET PORTFOLIO

OHIO MUNICIPAL MONEY MARKET PORTFOLIO

PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO

VIRGINIA MUNICIPAL MONEY MARKET PORTFOLIO


                                   THE MONEY
                                     MARKET
                                   PORTFOLIOS

                                INVESTOR SHARES



                                   Prospectus

                                January 16, 1996

                            COMPASS CAPITAL FUNDS(R)
                          (FORMERLY, THE PNC(R) FUND)
                          (INSTITUTIONAL SHARES OF THE
                        SHORT GOVERNMENT BOND PORTFOLIO,
                       INTERMEDIATE GOVERNMENT PORTFOLIO,
                          INTERMEDIATE BOND PORTFOLIO,
                              CORE BOND PORTFOLIO,
                            MANAGED INCOME PORTFOLIO
                         INTERNATIONAL BOND PORTFOLIO,
                           TAX-FREE INCOME PORTFOLIO,
                    PENNSYLVANIA TAX-FREE INCOME PORTFOLIO,
                    NEW JERSEY TAX-FREE INCOME PORTFOLIO AND
                        OHIO TAX-FREE INCOME PORTFOLIO)
                             CROSS REFERENCE SHEET



           FORM N-1A ITEM                               LOCATION
           --------------                               --------

           PART A                                       PROSPECTUS

     1.    Cover page.............................      Cover Page

     2.    Synopsis...............................      What Are The
                                                        Expenses Of  The
                                                        Portfolios?

     3.    Condensed Financial Information........      What Are The Portfolios'
                                                        Financial Highlights?

     4.    General Description of Registrant......      Cover Page; What Are The
                                                        Portfolios?; What
                                                        Additional Investment
                                                        Policies Apply?; What
                                                        Are The Portfolios'
                                                        Fundamental Investment
                                                        Limitations?


     5.    Management of the Fund.................      Who Manages The Fund?

     5A.   Managements Discussion of Fund
            Performance...........................      Inapplicable

     6.    Capital Stock and Other Securities.....      How Frequently Are
                                                        Dividends And
                                                        Distributions Made To
                                                        Investors?; How Are Fund
                                                        Distributions Taxed?;
                                                        How Is The Fund
                                                        Organized?

     7.    Purchase of Securities Being Offered...      How Are Shares Purchased
                                                        And Redeemed?; How Is
                                                        Net Asset Value
                                                        Calculated?; How Is The
                                                        Fund Organized?

     8.    Redemption or Repurchase...............      How Are Shares Purchased
                                                        and Redeemed?

     9.    Legal Proceedings......................      Inapplicable

[ART]

PROSPECTUS

        THE BOND
        PORTFOLIOS

        Institutional
        Shares


        COMPASS
        --------------------
        [LOGO] CAPITAL FUNDS


N O T    Investments are not FDIC insured, are
FDIC     not deposits or obligations of any bank,
INSURED  and involve risk including
         possible loss of principal.

The Bond Portfolios Institutional Shares                       January 16, 1996
-------------------------------------------------------------------------------
                 Compass Capital Funds SM ("Compass Capital" or the "Fund") consist of twenty-eight investment portfolios. This Prospec-tus describes the Institutional Shares of ten of those port-folios (the "Portfolios"):

                  Short Government Bond Portfolio
                  Intermediate Government Bond Portfolio
                  Intermediate Bond Portfolio
                  Core Bond Portfolio
                  Managed Income Portfolio
                  International Bond Portfolio
                  Tax-Free Income Portfolio
                  Pennsylvania Tax-Free Income Portfolio
                  New Jersey Tax-Free Income Portfolio
                  Ohio Tax-Free Income Portfolio

                 This Prospectus contains information that a prospective in-vestor needs to know before investing. Please keep it for fu-ture reference. A Statement of Additional Information dated January 16, 1996 has been filed with the Securities and Ex-change Commission (the "SEC"). The Statement of Additional Information may be obtained free of charge from the Fund by calling (800) 441-7764. The Statement of Additional Informa-tion, as supplemented from time to time, is incorporated by reference into this Prospectus.

                 SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND ARE NOT INSURED BY, GUARANTEED BY, OB-LIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RE-SERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENTS IN THE PORTFOLIOS INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURI-TIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CON-TRARY IS A CRIMINAL OFFENSE. SHARES OF THE STATE-SPECIFIC TAX-FREE PORTFOLIOS ARE INTENDED ONLY FOR RESIDENTS OF THE RESPECTIVE STATES INDICATED.

The Bond Portfolios Of Compass Capital Funds
--------------------------------------------------------------------------------

              The Bond Portfolios of COMPASS CAPITAL FUNDS consist of ten in-vestment portfolios that provide investors with a broad spectrum of investment alternatives within the fixed income sector. Six of these Portfolios invest in taxable bonds, and four of these Portfolios invest in tax-exempt bonds. A detailed description of each Portfolio begins on page 20.


COMPASS CAPITAL PORTFOLIO  PERFORMANCE BENCHMARK       LIPPER PEER GROUP

Short Government Bond      Merrill 1-3 Year             Short U.S. Government
                             Treasury Index
Intermediate Government     Lehman Brothers
  Bond                        Intermediate Government  Intermediate U.S.
                                                         Government
 Intermediate Bond          Lehman Brothers            Intermediate
                              Intermediate             Government/Corporate
                              Government/Corporate
 Core Bond                  Lehman Aggregate           Intermediate Investment
                                                         Grade Debt
 Managed Income             Salomon BIG                Corporate Debt A-Rated
 International Bond         Salomon Non-U.S. Hedged    General World Income
                              World Government Bond
                              Index
Tax-Free Income             Lehman Municipal Bond      General Municipal Debt
                              Index
PA Tax-Free Income          Lehman Local GO Index      PA Municipal Debt
NJ Tax-Free Income          Lehman Local GO Index      NJ Municipal Debt
OH Tax Free Income          Lehman Local GO Index      OH Municipal Debt


              PNC Asset Management Group, Inc. ("PAMG") serves as the Fund's investment adviser. BlackRock Financial Management, Inc. ("BlackRock") serves as sub-adviser to each Portfolio except the International Bond Portfolio, which is sub-advised by Morgan Grenfell Investment Services Limited ("Morgan Grenfell").

UNDERSTANDING This Prospectus has been crafted to provide detailed, accurate
THE COMPASS   and comprehensive information on the Compass Capital Portfolios.
CAPITAL       We intend this document to be an effective tool as you explore
BOND          different directions in fixed income investing. You may wish to
PORTFOLIOS    use the table of contents on page 5 to find descriptions of the
              Portfolios, including the investment objectives, portfolio man-agement styles, risks and charges and expenses.

CONSIDERING      There can be no assurance that any mutual fund will achieve
THE RISKS IN     its investment objective. Some or all of the Portfolios may
BOND INVESTING   purchase mortgage-related, asset-backed, foreign and illiquid securities; enter into repurchase and reverse repurchase agreements and engage in leveraging techniques; lend portfo-lio securities to third parties; and enter into futures con-tracts and options. Each of the Pennsylvania, New Jersey and Ohio Tax-Free Income Portfolios (the "State-Specific Tax-Free
                 Portfolios") concentrates in the securities of issuers lo-cated in a particular state, and is non-diversified, which means that its performance may be dependent upon the perfor-mance of a smaller number of securities than the other Port-folios, which are considered diversified. See "What Addi-tional Investment Policies And Risks Apply?"

INVESTING IN     For information on how to purchase and redeem shares of the
THE COMPASS      Portfolios, see "How Are Shares Purchased And Redeemed?"
CAPITAL FUNDS

Asking The Key Questions
--------------------------------------------------------------------------------

                                                                          PAGE
            What Are The Expenses Of The Portfolios?.....................   6
            What Are The Portfolios' Financial Highlights?...............   9
            What Are The Portfolios?.....................................  20
            What Are The Differences Among The Portfolios?...............  21
            What Types Of Securities Are In The Portfolios?..............  22
            What Are The Portfolios' Fundamental Investment
             Limitations?................................................  23
            What Additional Investment Policies and Risks Apply?.........  24
            Who Manages The Fund?........................................  37
            How Are Shares Purchased And Redeemed?.......................  41
            How Is Net Asset Value Calculated?...........................  43
            How Frequently Are Dividends And Distributions Made To
             Investors?..................................................  44
            How Are Fund Distributions Taxed?............................  45
            How Is The Fund Organized?...................................  49
            How Is Performance Calculated?...............................  50
            How Can I Get More Information?..............................  52

What Are The Expenses Of The Portfolios?
-------------------------------------------------------------------------------
Below is a summary of the annual operating expenses expected to be incurred by Institutional Shares of the Portfolios after fee waivers for the current fis-cal year ending September 30, 1996 as a percentage of average daily net as-sets. An example based on the summary is also shown.

                                             SHORT    INTERMEDIATE
                                           GOVERNMENT  GOVERNMENT  INTERMEDIATE
                                              BOND        BOND         BOND
                                           PORTFOLIO   PORTFOLIO    PORTFOLIO
ANNUAL PORTFOLIO OPERATING EXPENSES (AS A
 PERCENTAGE OF AVERAGE NET ASSETS)
Advisory fees (after fee waivers)(/1/)           .30%         .30%         .30%
Other operating expenses                         .25          .25          .25
                                                -----       ------       ------
 Administration fees
  (after fee waivers)(/1/)                  .15         .15          .13
 Other expenses                             .10         .10          .12
                                           ----       -----        -----
Total Portfolio operating expenses (after
 fee waivers)(/1/)                               .55%         .55%         .55%
                                                =====       ======       ======

                                                      CORE BOND  MANAGED INCOME
                                                      PORTFOLIO    PORTFOLIO
ANNUAL PORTFOLIO OPERATING EXPENSES (AS A PERCENTAGE
 OF AVERAGE NET ASSETS)
Advisory fees
 (after fee waivers)(/1/)                                   .30%           .35%
Other operating expenses                                    .25            .23
                                                           -----        -------
 Administration fees (after fee waivers)(/1/)          .15          .12
 Other expenses                                        .10          .11
                                                      ----       ------
Total Portfolio operating expenses (after fee
 waivers)(/1/)                                              .55%           .58%
                                                           =====        =======

(1) Without waivers, advisory fees would be .50% and administration fees would be .23% for each Portfolio. PAMG and the Portfolios' administrators are under no obligation to waive fees or reimburse expenses, but have informed the Fund that they expect to waive fees and reimburse expenses during the remainder of the current fiscal year as necessary to maintain the Portfo-lios' total operating expenses at the levels set forth in the table. The information in the table is based on the advisory and administration fees and other expenses payable after fee waivers for the fiscal year ended September 30, 1995, as restated to reflect current expenses and fee waiv-ers. Without waivers, "Other operating expenses" would be .33%, .33%, .35%, .33% and .34%, respectively, and "Total Portfolio operating ex-penses" would be .83%, .83%, .85%, .83% and .84%, respectively.

--------------------------------------------------------------------------------

                                                                 PENNSYLVANIA
                          INTERNATIONAL BOND TAX-FREE INCOME   TAX-FREE INCOME
                              PORTFOLIO         PORTFOLIO         PORTFOLIO
ANNUAL PORTFOLIO
 OPERATING EXPENSES (AS
 A PERCENTAGE OF AVERAGE
 NET ASSETS)
Advisory fees (after fee
 waivers)(/1/)                          .55%             .30%               .30%
Other operating expenses                .43              .25                .25
                                   ---------         --------          ---------
 Administration fees
  (after fee
  waivers)(/1/)                .15               .13               .13
 Other expenses                .28               .12               .12
                          --------           -------          --------
Total Portfolio
 operating expenses
 (after fee
 waivers)(/1/)                          .98%             .55%               .55%
                                   =========         ========          =========

                                                       NEW JERSEY      OHIO
                                                          TAX-         TAX-
                                                      FREE INCOME  FREE INCOME
                                                       PORTFOLIO    PORTFOLIO
ANNUAL PORTFOLIO OPERATING EXPENSES (AS A PERCENTAGE
 OF AVERAGE NET ASSETS)
Advisory Fees (after fee waivers)(/1/)                        .30%         .30%
Other operating expenses                                      .25          .25
                                                            ------       ------
 Administration fees (after fee waivers)(/1/)           .10          .10
 Other expenses                                         .15          .15
                                                      -----        -----
Total Portfolio operating expenses (after fee
 waivers)(/1/)                                                .55%         .55%
                                                            ======       ======

(1) Without waivers, advisory fees would be .55%, .50%, .50%, .50% and .50%, respectively, and administration fees would be .23% for each Portfolio. In addition, the Expense Summary reflects reimbursements made to the Tax-Free Income Portfolio by the adviser. PAMG and the Portfolios' administrators are under no obligation to waive fees or reimburse expenses, but have in-formed the Fund that they expect to waive fees and reimburse expenses dur-ing the remainder of the current fiscal year as necessary to maintain the Portfolios' total operating expenses at the levels set forth in the table. The information in the table is based on the advisory and administration fees and other expenses payable after fee waivers for the fiscal year ended September 30, 1995, as restated to reflect current expenses and fee waiv-ers. Without waivers, "Other operating expenses" would be .51%, .51%, .35%, .38% and .38%, respectively, and "Total Portfolio operating expenses" would be 1.06%, .85%, .85%, .88% and .88% respectively.

EXAMPLE

An investor in Institutional Shares would pay the following expenses on a $1,000 investment assuming (1) 5% annual return, and (2) redemption at the end of each time period:

                                      ONE YEAR THREE YEARS FIVE YEARS TEN YEARS
Short Government Bond Portfolio         $ 6        $18        $31       $ 69
Intermediate Government Bond
 Portfolio                                6         18         31         69
Core Bond Portfolio                       6         18         31         69
Intermediate Bond Portfolio               6         18         31         69
Managed Income Portfolio                  6         19         32         73
International Bond Portfolio             10         31         54        120
Tax-Free Income Portfolio                 6         18         31         69
Pennsylvania Tax-Free Income
 Portfolio                                6         18         31         69
New Jersey Tax-Free Income Portfolio      6         18         31         69
Ohio Tax-Free Income Portfolio            6         18         31         69

The foregoing Tables and Example are intended to assist investors in under-standing the costs and expenses that an investor in the Portfolios will bear either directly or indirectly. They do not reflect any charges that may be im-posed by brokers or other institutions directly on their customer accounts in connection with investments in the Portfolios.

THE EXAMPLE SHOWN ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE INVESTMENT RETURN OR OPERATING EXPENSES. ACTUAL INVESTMENT RETURN AND OPERAT-ING EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

What Are The Portfolios' Financial Highlights?
--------------------------------------------------------------------------------

              The following financial information has been derived from the financial statements incorporated by reference into the State-ment of Additional Information and, except for the period March 1, 1995 through August 31, 1995 with respect to the Interna-tional Bond Portfolio and the New Jersey Tax-Free Income Portfo-lio, has been audited by the Portfolios' independent accountant (or former accountant with respect to the Short Government Bond and Core Bond Portfolios). This financial information should be read together with those financial statements. For the periods shown, the Short Government Bond Portfolio and Core Bond Portfo-lio offered only one class of shares to institutional investors, and the New Jersey Tax-Free Income and International Bond Port-folio offered one class of shares to both institutional and re-tail investors. Further information about the performance of the Portfolios is available in the Fund's annual shareholder re-ports. Both the Statement of Additional Information and the an-nual shareholder reports may be obtained from the Fund free of charge by calling (800) 441-7764.

Financial Highlights
-------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                       SHORT GOVERNMENT BOND PORTFOLIO+
                   (FORMERLY, THE SHORT-TERM BOND PORTFOLIO)

                                     YEAR          YEAR      JULY 17, 1992(*)
                                     ENDED         ENDED         THROUGH
                                 JUNE 30, 1995 JUNE 30, 1994  JUNE 30, 1993
PER SHARE OPERATING
 PERFORMANCE:
Net asset value, beginning of
 period                             $  9.71       $  9.96        $ 10.00
                                    -------       -------        -------
 Net investment income (net of
  $.014, $.011 and $.005
  respectively, of interest
  expense)(**)                         0.58          0.48           0.51
 Net realized and unrealized
  loss on investments                  0.13         (0.25)         (0.06)
                                    -------       -------        -------
Net increase from investment
 operations                            0.71          0.23           0.45
                                    -------       -------        -------
Dividends from net investment
 income                               (0.58)        (0.48)         (0.49)
Distributions from net realized
 capital gains                        (0.01)          - -            - -
                                    -------       -------        -------
 Total dividends and
  distributions                       (0.59)        (0.48)         (0.49)
                                    -------       -------        -------
NET ASSET VALUE, END OF PERIOD      $  9.83       $  9.71        $  9.96
                                    =======       =======        =======
Total investment return(***)           6.99%         2.33%          4.63%
RATIOS TO AVERAGE NET ASSETS:
Expenses(**)                           0.57%         0.57%          0.56%(****)
Net investment income(**)              6.08%         4.70%          5.32%(****)
SUPPLEMENTAL DATA:
Average net assets (in
 thousands)                         $34,236       $36,686        $67,540
Portfolio turnover                      586%          455%           513%
Net assets, end of period (in
 thousands)                         $44,486       $31,265        $51,611

+ This Portfolio commenced operations on July 17, 1992 as the Short Duration Portfolio, a separate investment portfolio (the "Predecessor Short Govern-ment Bond Portfolio") of The BFM Institutional Trust Inc., which was orga-nized as a Maryland business corporation. On January 12, 1996, the assets and liabilities of the Predecessor Short Government Bond Portfolio were transferred to this Portfolio, and were combined with the assets of a pre-existing portfolio investment maintained by the Fund.
(*) Commencement of investment operations.
(**) The investment adviser of the Predecessor Short Government Bond Portfolio waived fees amounting to $102,707 and $110,232 and reimbursed expenses amounting to $61,195 and $55,582, for the periods ended June 30, 1995 and June 30, 1994, respectively. For the period July 17, 1992 through June 30, 1993, the administrator of the Predecessor Short Bond Portfolio waived fees amounting to $64,580. If all expenses had been borne, the ex-pense ratios would have been 1.05%, 1.02% and 0.66% for the periods ended June 30, 1995, June 30, 1994 and June 30, 1993, respectively. The net in-vestment income ratios would have been 5.60%, 4.25% and 5.22% for the pe-riods ended June 30, 1995, June 30, 1994 and June 30, 1993, respectively. The net investment income on a per share basis would have been $0.53, $0.43 and $0.49 for the periods ended June 30, 1995, June 30, 1994 and June 30, 1993, respectively.
(***) Total investment return is calculated assuming a purchase of common stock at net asset value per share on the first day and a sale at net asset value per share on the last day of the period reported. Dividends are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the payment date.
(****) Annualized.

--------------------------------------------------------------------------------
(FOR AN INSTITUTIONAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                     INTERMEDIATE GOVERNMENT BOND PORTFOLIO
               (FORMERLY, THE INTERMEDIATE GOVERNMENT PORTFOLIO)

                                                                    FOR THE
                                                                     PERIOD
                                      YEAR      YEAR       YEAR    4/20/92/1/
                                     ENDED     ENDED      ENDED     THROUGH
                                    9/30/95   9/30/94    9/30/93    9/30/92
NET ASSET VALUE AT BEGINNING OF
 PERIOD                             $   9.64  $  10.60   $  10.46   $  10.00
                                    --------  --------   --------   --------
Income from investment operations
 Net investment income                  0.58      0.55       0.54       0.24
 Net gain (loss) on investments
  (both realized and unrealized)        0.38     (0.86)      0.16       0.46
                                    --------  --------   --------   --------
 Total from investment operations       0.96     (0.31)      0.70       0.70
                                    --------  --------   --------   --------
LESS DISTRIBUTIONS
 Distributions from net investment
  income                               (0.58)    (0.55)     (0.54)     (0.24)
 Distributions from net realized
  capital gains                          - -     (0.10)     (0.02)       - -
                                    --------  --------   --------   --------
 Total distributions                   (0.58)    (0.65)     (0.56)     (0.24)
                                    --------  --------   --------   --------
NET ASSET VALUE AT END OF PERIOD    $  10.02  $   9.64   $  10.60   $  10.46
                                    ========  ========   ========   ========
Total return                           10.28%    (3.08)%     6.88%      7.14%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in
  thousands)                        $134,835  $128,974   $137,065   $105,620
 Ratios of expenses to average net
  assets
 After advisory/administration fee
  waivers                               0.42%     0.40%      0.73%      0.80%/2/
 Before advisory/administration
  fee waivers                           0.79%     0.80%      0.81%      0.80%/2/
 Ratios of net investment income
  to average net assets
 After advisory/administration fee
  waivers                               5.94%     5.48%      5.23%      5.28%/2/
 Before advisory/administration
  fee waivers                           5.57%     5.08%      5.15%      5.28%/2/
PORTFOLIO TURNOVER RATE                  247%        9%        80%        38%

/1/Commencement of operations.
/2/Annualized.

--------------------------------------------------------------------------------
(FOR AN INSTITUTIONAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                          INTERMEDIATE BOND PORTFOLIO
                (FORMERLY, THE INTERMEDIATE-TERM BOND PORTFOLIO)

                                                                   FOR THE
                                                                    PERIOD
                                                 YEAR     YEAR    9/17/93/1/
                                                ENDED     ENDED    THROUGH
                                               9/30/95   9/30/94   9/30/93
NET ASSET VALUE AT BEGINNING OF PERIOD         $   9.05  $ 10.01   $ 10.00
                                               --------  -------   -------
Income from investment operations
 Net investment income                             0.56     0.54      0.02
 Net gain (loss) on investments (both realized
  and unrealized)                                  0.38    (0.88)    (0.01)
                                               --------  -------   -------
 Total from investment operations                  0.94    (0.34)     0.01
                                               --------  -------   -------
LESS DISTRIBUTIONS
 Distributions from net investment income         (0.56)   (0.56)      - -
 Distributions from net realized capital gains      - -    (0.06)      - -
                                               --------  -------   -------
 Total distributions                              (0.56)   (0.62)      - -
                                               --------  -------   -------
NET ASSET VALUE AT END OF PERIOD               $   9.43  $  9.05   $ 10.01
                                               ========  =======   =======
Total return                                      10.76%  (3.52)%     0.10%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in thousands)    $124,979  $71,896   $56,713
 Ratios of expenses to average net assets
 After advisory/administration fee waivers         0.55%    0.45%     0.45%/2/
 Before advisory/administration fee waivers        0.89%    0.88%     0.84%/2/
 Ratios of net investment income to average
  net assets
 After advisory/administration fee waivers         6.18%    5.54%     4.72%/2/
 Before advisory/administration fee waivers        5.84%    5.11%     4.33%/2/
PORTFOLIO TURNOVER RATE                             262%      92%        4%

/1/Commencement of operations.
/2/Annualized.

--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                              CORE BOND PORTFOLIO+

                                     YEAR          YEAR      DECEMBER 9, 1992(*)
                                     ENDED         ENDED           THROUGH
                                 JUNE 30, 1995 JUNE 30, 1994    JUNE 30, 1993
PER SHARE OPERATING
 PERFORMANCE:
Net asset value, beginning of
 period                             $  9.36       $ 10.37          $10.00
                                    -------       -------          ------
 Net investment income (net of
  $.004, $.003 and $.001,
  respectively, of interest
  expense)(**)                         0.62          0.55            0.32
 Net realized and unrealized
  gains on investments                 0.50         (0.60)           0.37
                                    -------       -------          ------
Net (decrease) increase from
 investment operations                 1.12         (0.05)           0.69
                                    -------       -------          ------
Dividends from net investment
 income                               (0.62)        (0.55)          (0.32)
Distributions from net realized
 capital gains                        (0.01)        (0.41)
                                    -------       -------
 Total dividends and
  distributions                       (0.63)        (0.96)          (0.32)
                                    -------       -------          ------
NET ASSET VALUE, END OF PERIOD      $  9.85       $  9.36          $10.37
                                    =======       =======          ======
Total investment return(***)          11.79%       (0.69)%           6.88%
RATIOS TO AVERAGE NET ASSETS:
Expenses(*)                            0.55%         0.55%           0.55%(****)
Net investment income(**)              6.62%         5.61%           5.57%(****)
SUPPLEMENTAL DATA:
Average net assets (in
 thousands)                         $16,247       $ 9,702          $6,622
Portfolio turnover                      435%          722%            354%
Net assets, end of period (in
 thousands)                         $32,191       $12,507          $7,803

+ This Portfolio commenced operations on December 9, 1992 as the Core Fixed Income Portfolio, a separate investment portfolio (the "Predecessor Core Bond Portfolio") of The BFM Institutional Trust Inc., which was organized as a Maryland business corporation. On January 12, 1996, the assets and liabil-ities of the Predecessor Core Bond Portfolio were transferred to this Port-folio, which had no prior operating history.
(*) Commencement of investment operations.
(**) The investment adviser of the Predecessor Core Bond Portfolio waived fees amounting to $56,894, $34,010 and $24,761 and reimbursed expenses amount-ing to $137,364, $137,179 and $0 for the periods ended June 30, 1995, June 30, 1994 and June 30, 1993, respectively. The administrator of the Prede-cessor Core Bond Portfolio waived fees amounting to $32,500 and $3,701 for the periods ended June 30, 1994 and June 30, 1993, respectively. For the period ended June 30, 1993, the custodian and transfer agent of the Prede-cessor Core Bond Portfolio waived fees amounting to $24,272 and $17,283, respectively. If the Predecessor Core Bond Portfolio had borne all ex-penses for the periods ended June 30, 1995, 1994 and 1993, the expense ra-tios would have been 1.75%, 2.65% and 2.44%, respectively; the net invest-ment income ratios would have been 5.43%, 3.51% and 3.68%, respectively; and the net investment income on a per share basis would have been $0.51, $0.34 and $0.22, respectively.
(***) Total investment return is calculated assuming a purchase of common stock at net asset value per share on the first day and a sale at net asset value per share on the last day of the period reported. Dividends are as-sumed, for purposes of this calculation, to be reinvested at the net as-set value per share on the payment date.
(****) Annualized.

--------------------------------------------------------------------------------
(FOR AN INSTITUTIONAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                            MANAGED INCOME PORTFOLIO

                                                                              FOR THE
                                                                               PERIOD
                             YEAR      YEAR       YEAR      YEAR     YEAR    11/1/89/1/
                            ENDED     ENDED      ENDED     ENDED     ENDED    THROUGH
                           9/30/95   9/30/94    9/30/93   9/30/92   9/30/91   9/30/90
NET ASSET VALUE AT
 BEGINNING OF PERIOD       $   9.79  $  11.17   $  10.74  $  10.26  $  9.70   $ 10.00
                           --------  --------   --------  --------  -------   -------
Income from investment
 operations
 Net investment income         0.65      0.64       0.67      0.69     0.74      0.66
 Net gain (loss) on
  investments (both
  realized and
  unrealized)                  0.60     (1.21)      0.56      0.48     0.63     (0.29)
                           --------  --------   --------  --------  -------   -------
 Total from investment
  operations                   1.25     (0.57)      1.23      1.17     1.37      0.37
                           --------  --------   --------  --------  -------   -------
LESS DISTRIBUTIONS
 Distributions from net
  investment income           (0.65)    (0.64)     (0.67)    (0.69)   (0.73)    (0.66)
 Distribution in excess
  of net investment
  income                      (0.01)    (0.02)       - -       - -    (0.08)    (0.01)
 Distributions from net
  realized capital gains        - -     (0.14)     (0.13)      - -      - -       - -
 Distributions in excess
  of net realized gains         - -     (0.01)       - -       - -      - -       - -
                           --------  --------   --------  --------  -------   -------
 Total distributions          (0.66)    (0.81)     (0.80)    (0.69)   (0.81)    (0.67)
                           --------  --------   --------  --------  -------   -------
NET ASSET VALUE AT END OF
 PERIOD                    $  10.38  $   9.79   $  11.17  $  10.74  $ 10.26   $  9.70
                           ========  ========   ========  ========  =======   =======
Total return                  13.27%    (5.27)%    12.13%    11.80%   14.74%     3.80%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period (in thousands)    $443,148  $395,060   $341,791  $314,075  $52,802   $38,328
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                  0.57%     0.55%      0.74%     0.80%    0.80%     0.80%/2/
 Before
  advisory/administration
  fee waivers                  0.77%     0.77%      0.78%     0.80%    0.84%     0.82%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                  6.44%     6.11%      6.25%     6.28%    7.36%     7.31%/2/
 Before
  advisory/administration
  fee waivers                  6.24%     5.89%      6.21%     6.28%    7.32%     7.29%/2/
PORTFOLIO TURNOVER RATE         203%       61%        72%       56%      38%       18%

/1/Commencement of operations.
/2/Annualized.

--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                         INTERNATIONAL BOND PORTFOLIO+

                                PERIOD
                                 ENDED     YEAR     YEAR     YEAR     PERIOD
                                8/31/95    ENDED    ENDED    ENDED     ENDED
                              (UNAUDITED) 2/28/95  2/28/94  2/28/93  2/28/92**
NET ASSET VALUE AT BEGINNING
 OF PERIOD                      $ 10.52   $ 10.75  $ 10.76  $ 10.21   $ 10.00
                                -------   -------  -------  -------   -------
Income from investment
 operations
 Net investment income             0.39      0.62     0.65     0.52      0.31
 Net (loss) gain on
  investments (both realized
  and unrealized)                  0.55     (0.48)    0.46     0.47      0.26
                                -------   -------  -------  -------   -------
  Total from investment
   operations                      0.94     (0.14)    1.11     0.99      0.57
                                -------   -------  -------  -------   -------
LESS DISTRIBUTIONS
 Distributions from net
  investment income               (0.04)    (0.13)   (0.90)   (0.30)      - -
 Distributions from net
  realized capital gains            - -     (0.24)   (0.22)   (0.14)    (0.06)
                                -------   -------  -------  -------   -------
 In Excess of Net Realized
  Gains                             - -       - -      - -      - -     (0.30)
  Total distributions             (0.04)    (0.37)    1.12    (0.44)    (0.36)
                                -------   -------  -------  -------   -------
NET ASSET VALUE AT END OF
 PERIOD                         $ 11.42   $ 10.52  $ 10.75  $ 10.76   $ 10.21
                                =======   =======  =======  =======   =======
Total return                       8.96%*    1.50%   10.24%    9.55%     8.92%*
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period
  (in thousands)                $45,242   $45,657  $46,888  $38,257   $27,744
 Ratios of expenses to
  average net assets               1.18%*    1.24%    1.38%    1.30%     1.33%*
 Excluding waivers                 1.18%*    1.24%    1.38%    1.30%     1.37%*
 Ratios of net investment
  income to average net
  assets                           5.75%*    5.96%    6.00%    6.31%     6.79%*
 Excluding waivers                 5.75%*    5.96%    6.00%    6.31%     6.75%*
PORTFOLIO TURNOVER RATE           58.50%   130.64%  128.14%  115.25%   110.13%

+ This Portfolio commenced operations on July 1, 1991 as the Compass Interna-tional Fixed Income Fund, a separate investment portfolio (the "Predecessor International Bond Portfolio") of Compass Capital Group, which was organized as a Massachusetts business trust. It is expected that the assets and liabil-ities of the Predecessor International Bond Portfolio will be transferred to this Portfolio, which has no prior operating history, on or about February 10, 1996.
* Annualized.
** Commenced operations on July 1, 1991.

--------------------------------------------------------------------------------
(FOR AN INSTITUTIONAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                           TAX-FREE INCOME PORTFOLIO

                                                                    FOR THE
                                                                     PERIOD
                                                 YEAR     YEAR     1/21/93/1/
                                                 ENDED    ENDED     THROUGH
                                                9/30/95  9/30/94    9/30/93
NET ASSET VALUE AT BEGINNING OF PERIOD          $10.04   $11.31      $10.61
                                                ------   ------      ------
Income from investment operations
 Net investment income                            0.53     0.53        0.42
 Net gain (loss) on investments (both realized
  and unrealized)                                 0.59    (0.93)       0.70
                                                ------   ------      ------
 Total from investment operations                 1.12    (0.40)       1.12
                                                ------   ------      ------
LESS DISTRIBUTIONS
 Distributions from net investment income        (0.53)   (0.53)      (0.42)
 Distributions from net realized capital gains   (0.02)   (0.34)        - -
                                                ------   ------      ------
 Total distributions                             (0.55)   (0.87)      (0.42)
                                                ------   ------      ------
NET ASSET VALUE AT END OF PERIOD                $10.61   $10.04      $11.31
                                                ======   ======      ======
Total return                                     11.54%   (3.77)%     10.72%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in thousands)     $  271   $  132      $  675
 Ratios of expenses to average net assets
 After advisory/administration fee waivers        0.52%    0.50%       0.50%/2/
 Before advisory/administration fee waivers       1.30%    1.73%       1.28%/2/
 Ratios of net investment income to average net
  assets
 After advisory/administration fee waivers        5.19%    4.97%       5.14%/2/
 Before advisory/administration fee waivers       4.41%    3.74%       4.36%/2/
PORTFOLIO TURNOVER RATE                             92%      40%         71%

/1/Commencement of operations.
/2/Annualized.

--------------------------------------------------------------------------------
(FOR AN INSTITUTIONAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                     PENNSYLVANIA TAX-FREE INCOME PORTFOLIO

                                                                    FOR THE
                                                                     PERIOD
                                                 YEAR     YEAR     12/1/92/1/
                                                 ENDED    ENDED     THROUGH
                                                9/30/95  9/30/94    9/30/93
NET ASSET VALUE AT BEGINNING OF PERIOD          $ 9.82   $10.70      $10.00
                                                ------   ------      ------
Income from investment operations
 Net investment income                            0.52     0.53        0.39
 Net gain (loss) on investments (both realized
  and unrealized)                                 0.51    (0.85)       0.73
                                                ------   ------      ------
 Total from investment operations                 1.03    (0.32)       1.12
                                                ------   ------      ------
LESS DISTRIBUTIONS
 Distributions from net investment income        (0.52)   (0.53)      (0.39)
 Distributions from net realized capital gains     - -    (0.03)      (0.03)
                                                ------   ------      ------
 Total distributions                             (0.52)   (0.56)      (0.42)
                                                ------   ------      ------
NET ASSET VALUE AT END OF PERIOD                $10.33   $ 9.82      $10.70
                                                ======   ======      ======
Total return                                     10.81%   (2.96)%     11.69%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in thousands)     $2,092   $  639      $  256
 Ratios of expenses to average net assets
 After advisory/administration fee waivers        0.52%    0.39%       0.09%/2/
 Before advisory/administration fee waivers       0.84%    0.99%       0.97%/2/
 Ratios of net investment income to average net
  assets
 After advisory/administration fee waivers        5.23%    5.27%       5.19%/2/
 Before advisory/administration fee waivers       4.91%    4.67%       4.31%/2/
PORTFOLIO TURNOVER RATE                             66%      30%         40%

/1/Commencement of operations.
/2/Annualized.

-------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                     NEW JERSEY TAX-FREE INCOME PORTFOLIO+

                                PERIOD
                                 ENDED     YEAR      YEAR     YEAR     PERIOD
                                8/31/95    ENDED    ENDED     ENDED     ENDED
                              (UNAUDITED) 2/28/95  2/28/94   2/28/93  2/28/92**
NET ASSET VALUE AT BEGINNING
 OF PERIOD                      $ 10.94   $ 11.31  $  11.30  $ 10.46   $ 10.00
                                -------   -------  --------  -------   -------
Income from investment
 operations
 Net investment income             0.25      0.51      0.54     0.52      0.34
 Net (loss) gain on
  investments (both realized
  and unrealized)                  0.28     (0.36)     0.04     0.85      0.45
                                -------   -------  --------  -------   -------
 Total from investment
  operations                       0.53      0.15      0.58     1.37      0.79
                                -------   -------  --------  -------   -------
LESS DISTRIBUTIONS
 Distributions from net
  investment income               (0.25)    (0.51)    (0.54)   (0.53)    (0.33)
 Distributions from net
  realized capital gains            - -     (0.01)    (0.03)     - -       - -
                                -------   -------  --------  -------   -------
 Total distributions              (0.25)    (0.52)    (0.57)   (0.53)    (0.33)
                                -------   -------  --------  -------   -------
NET ASSET VALUE AT END OF
 PERIOD                         $ 11.22   $ 10.94  $  11.31  $ 11.30   $ 10.46
                                =======   =======  ========  =======   =======
Total return                       4.90%     1.49%     5.18%   13.48%    12.33%*
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period
  (in thousands)                $97,752   $96,857  $111,354  $47,169   $10,673
 Ratios of expenses to
  average net assets               0.88%*    0.79%     0.38%    0.48%     0.52%*
 Excluding waivers                 0.88%*    0.87%     0.86%    1.04%     1.29%*
 Ratios of net investment
  income to average net
  assets                           4.51%*    4.71%     4.75%    5.04%     5.35%*
 Excluding waivers                 4.51%*    4.63%     4.27%    4.48%     4.58%*
PORTFOLIO TURNOVER RATE           18.47%    28.43%    12.05%   16.09%     0.00%

+ This Portfolio commenced operations on July 1, 1991 as the New Jersey Munic-ipal Bond Fund, a separate investment portfolio (the "Predecessor New Jersey Tax-Free Income Portfolio") of Compass Capital Group, which was organized as a Massachusetts business trust. On January 12, 1996, the assets and liabili-ties of the Predecessor New Jersey Tax-Free Income Portfolio were trans-ferred to this Portfolio, which had no prior operating history.
* Annualized.
** Commenced operations on July 1, 1991.

--------------------------------------------------------------------------------
(FOR AN INSTITUTIONAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                         OHIO TAX-FREE INCOME PORTFOLIO

                                                                    FOR THE
                                                                     PERIOD
                                                 YEAR     YEAR     12/1/92/1/
                                                 ENDED    ENDED     THROUGH
                                                9/30/95  9/30/94    9/30/93
NET ASSET VALUE AT BEGINNING OF PERIOD          $ 9.60   $10.53      $10.00
                                                ------   ------      ------
Income from investment operations
 Net investment income                            0.55     0.53        0.36
 Net gain (loss) on investments (both realized
  and unrealized)                                 0.45    (0.91)       0.53
                                                ------   ------      ------
 Total from investment operations                 1.00    (0.38)       0.89
                                                ------   ------      ------
LESS DISTRIBUTIONS
 Distributions from net investment income        (0.55)   (0.53)      (0.36)
 Distributions from net realized capital gains     - -    (0.02)        - -
                                                ------   ------      ------
 Total distributions                             (0.55)   (0.55)      (0.36)
                                                ------   ------      ------
NET ASSET VALUE AT END OF PERIOD                $10.05   $ 9.60      $10.53
                                                ======   ======      ======
Total return                                     10.75%   (3.75)%      9.10%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in thousands)     $  200   $  127      $1,676
 Ratios of expenses to average net assets
 After advisory/administration fee waivers        0.12%    0.10%       0.08%/2/
 Before advisory/administration fee waivers       1.19%    1.49%       2.59%/2/
 Ratios of net investment income to average net
  assets
 After advisory/administration fee waivers        5.61%    5.16%       4.99%/2/
 Before advisory/administration fee waivers       4.54%    3.77%       2.48%/2/
PORTFOLIO TURNOVER RATE                             63%      61%         36%

/1/Commencement of operations.
/2/Annualized.

What Are The Portfolios?
-------------------------------------------------------------------------------

                 The COMPASS CAPITAL FUND Family consists of 28 portfolios and has been structured to include many different investment styles across the spectrum of fixed income investments so that investors may participate across multiple disciplines in order to seek their long-term financial goals.

                 The Bond Portfolios of COMPASS CAPITAL FUNDS consist of ten investment portfolios that provide investors with a broad spectrum of investment alternatives within the fixed income sector. Six of these Portfolios invest solely in taxable bonds and four of these Portfolios invest in tax-exempt bonds.

                 In certain investment cycles and over certain holding peri-ods, a fund that invests in any one of these styles may per-form above or below the market. An investment program that combines these multiple disciplines allows investors to se-lect from among these various product options in the way that most closely fits the investor's goals and sentiments.

                    PORTFOLIO                   INVESTMENT OBJECTIVE
            Short Government Bond      To realize a rate of return that
                                       exceeds the total return of the
                                       Merrill Lynch 1-3 year Treasury Index.
            Intermediate Government    To seek current income consistent with
             Bond, Intermediate Bond,  the preservation of capital.
             Managed Income and
             International Bond
            Core Bond                  To realize a total rate of return that
                                       exceeds the total return of the Lehman
                                       Brothers Aggregate Index.
            Tax-Free Income,           To seek as high a level of current
             Pennsylvania Tax-Free     income exempt from Federal income tax
             Income, New Jersey Tax-   and, to the extent possible for each
             Free Income and Ohio      State-Specific Tax-Free Portfolio,
             Tax-Free Income           income tax of the specific state in
                                       which the Portfolio concentrates, as
                                       is consistent with preservation of
                                       capital.

What Are The Differences Among The Portfolios?
--------------------------------------------------------------------------------

PORTFOLIO CHARACTERISTICS:

                                          DOLLAR-
                                         WEIGHTED
                                          AVERAGE                                MIN
                    PERFORMANCE          MATURITY          CREDIT QUALITY      CREDIT
  PORTFOLIO          BENCHMARK*       (APPROXIMATE)**      CONCENTRATION       QUALITY
Short Gov't       Merrill 1-3 Year       3-5 Years          Gov't/Agency         AAA
 Bond              Treasury Index
Intermediate      Lehman Brothers       5-10 Years          Gov't/Agency         AAA
 Gov't Bond      Intermediate Gov't
Intermediate      Lehman Brothers       5-10 Years        Investment Grade       BBB
 Bond               Intermediate                              Spectrum
                     Gov't/Corp
Core Bond         Lehman Aggregate      5-10 Years        Investment Grade       BBB
                                                              Spectrum
Managed             Salomon BIG         5-10 Years        Investment Grade       BBB
 Income                                                       Spectrum
International     Salomon Non-U.S.      5-15 Years            AA, AAA,           BBB
 Bond               Hedged World                            Gov't/Agency
               Government Bond Index
Tax-Free       Lehman Municipal Bond    10-15 Years       Investment Grade       BBB
 Income                Index                                  Spectrum
PA Tax-Free                             10-15 Years       Investment Grade       BBB
 Income        Lehman Local GO Index                          Spectrum
NJ Tax-Free                             10-15 Years       Investment Grade       BBB
 Income        Lehman Local GO Index                          Spectrum
OH Tax-Free                             10-15 Years       Investment Grade       BBB
 Income        Lehman Local GO Index                          Spectrum

 * For more information on a Portfolio's benchmark, see the Appendix at the back of this Prospectus.
** The Portfolios are structured to have comparable durations to the bench-marks. Duration, which measures price sensitivity to interest rate changes, is not necessarily equal to average maturity.

What Types Of Securities Are In The Portfolios?
--------------------------------------------------------------------------------

The following table summarizes the types of securities found in each Portfolio, according to the following designations:

  Yes:The Portfolio will hold a significant concentration of these securities at all times.

  Elig.: Eligible; the Portfolio may purchase these securities, but they may or may not be a significant holding at a given time.

  Temp.: Temporary; the Portfolio may purchase these securities, but under nor-mal market conditions is not expected to do so.

  No:The Portfolio may not purchase these securities.

                                             NON                    FOREIGN
                                           AGENCY/                SECURITIES/
                                   AGENCY COMMERCIAL               CURRENCY
               TREASURIES AGENCIES MBS/1/   MBS/1/   CORP. ABS/2/    RISK     MUNICIPALS
Short Gov't       Yes       Yes     Yes     Elig.    Elig. Elig.      No        Elig.
 Bond
Intermediate      Yes       Yes     Yes     Elig.     Yes  Elig.      No        Elig.
 Gov't Bond
Intermediate      Yes       Yes     Yes     Elig.     Yes   Yes       No        Elig.
 Bond
Core Bond         Yes       Yes     Yes     Elig.     Yes   Yes       No        Elig.
Managed           Yes       Yes     Yes     Elig.     Yes   Yes      Elig.      Elig.
 Income
International    Elig.     Elig.   Elig.    Elig.    Elig. Elig.      Yes       Elig.
 Bond
Tax-Free         Temp.       No      No       No      No     No       No         Yes
 Income
PA Tax-Free      Temp.       No      No       No      No     No       No         Yes
 Income
NJ Tax-Free      Temp.       No      No       No      No     No       No         Yes
 Income
OH Tax Free      Temp.       No      No       No      No     No       No         Yes
 Income

/1/MBS = mortgage-backed securities
/2/ABS = asset-backed securities

What Are The Portfolios' Fundamental Investment Limitations?
--------------------------------------------------------------------------------

A Portfolio's investment objective and policies may be changed by the Fund's Board of Trustees without shareholder approval. However, shareholders will be given at least 30 days' notice before any such change. No assurance can be pro-vided that a Portfolio will achieve its investment objective.

Each Portfolio has also adopted certain fundamental investment limitations that may be changed only with the approval of a "majority of the outstanding shares of a Portfolio" (as defined in the Statement of Additional Information). Sev-eral of the Portfolios' fundamental investment policies, which are set forth in full in the Statement of Additional Information, are summarized below.

No Portfolio may:

(1) purchase securities (except U.S. Government securities) if more than 5% of its total assets will be invested in the securities of any one issuer, ex-cept that up to 25% of a Portfolio's total assets may be invested without regard to this 5% limitation;

(2) invest 25% or more of its total assets in one or more issuers conducting their principal business activities in the same industry; and

(3) in the case of each Tax-Free Portfolio, invest less than 80% of its net as-sets in Municipal Obligations (as defined below), except during defensive periods or during periods of unusual market conditions.

Restriction 1 does not apply to the State-Specific Tax-Free Portfolios. In-stead, as a non-fundamental investment restriction, each State-Specific Tax-Free Portfolio will not invest in securities (except U.S. Government securities and related repurchase agreements) that would cause, at the end of any tax quarter (plus any additional grace period), more than 5% of its total assets to be invested in securities of any one issuer, except that up to 50% of a Portfo-lio's total assets may be invested without regard to this limitation so long as no more than 25% of the Portfolio's total assets are invested in any one issuer (except U.S. Government securities and related repurchase agreements).

The investment limitations stated above are applied at the time investment se-curities are purchased.

In order to permit the sale of its shares in certain states, the Fund may make commitments more restrictive than the investment policies and limitations de-scribed in this Prospectus. If the Fund determines that any such commitment is no longer in the best interests of a Portfolio, it will revoke the commitment by terminating sales of shares of the Portfolio in the state involved.

What Additional Investment Policies And Risks Apply?
--------------------------------------------------------------------------------

INVESTMENT QUALITY. Securities acquired by the Short Government Bond Portfolio and Intermediate Government Bond Portfolio (the "Government Portfolios") will be rated in the highest rating category at the time of purchase or, if unrated, of comparable quality as determined by the Portfolios' sub-adviser. Securities acquired by the other Portfolios will be rated investment grade at the time of purchase (within the four highest voting categories by Standard & Poor's Rat-ings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Duff & Phelps Credit Co. or Fitch Investor Services, Inc.) or, if unrated, of comparable quality as determined by a Portfolio's sub-adviser. Securities rated "Baa" on "BBB" are generally considered to be investment grade although they have specu-lative characteristics. If a security's rating is reduced below the minimum rating that is permitted for a Portfolio, the Portfolio's sub-adviser will con-sider whether the Portfolio should continue to hold the security.

INVESTMENT CONCENTRATION. Each Portfolio will normally invest at least 80% of the value of its total assets in debt securities. The Government Portfolios will invest at least 65% of their net assets in obligations issued or guaran-teed by the U.S. Government, its agencies or instrumentalities and related re-purchase agreements during normal market conditions. Under normal market condi-tions, the International Bond Portfolio will invest at least 65% of its net as-sets in the debt obligations of foreign issuers located in at least three dif-ferent foreign countries. The Pennsylvania Tax-Free Income Portfolio, New Jer-sey Tax-Free Income Portfolio and Ohio Tax-Free Income Portfolio (the "State-Specific Tax-Free Portfolios") and the Tax-Free Income Portfolio (together with the "State-Specific Tax-Free Portfolios," the "Tax-Free Portfolios") will in-vest, during normal market conditions, at least 80% of their net assets in ob-ligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their political sub-divisions, agencies, instrumentalities and authorities and related tax-exempt derivative securities ("Municipal Obligations") the interest on which is exempt from regu-lar Federal income tax and is not an item of tax preference for purposes of the Federal alternative minimum tax. In addition, each State-Specific Tax-Free Portfolio intends to invest at least 65% of its net assets in Municipal Obliga-tions of issuers located in the particular state indicated by its name. The Tax-Free Income Portfolio intends to invest no more than 25% of its net assets in Municipal Obligations of issuers located in the same state. During temporary defensive periods each Tax-Free Portfolio may invest without limitation in se-curities that are not Municipal Obligations and may hold without limitation uninvested cash reserves.

FOREIGN INVESTMENTS. The International Bond Portfolio will invest primarily in foreign securities and currencies. The Managed Income Portfolio may invest up to 10% of its total assets in debt securities of foreign issuers and may hold from time to time various foreign currencies pending their investment or con-version into U.S. dollars. Investing in securities of foreign issuers involves considerations not typically associated with investing in securities of compa-nies organized and operated in the United States. Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, the value of a Portfolio that invests in foreign securities will be affected favorably or unfavorably by changes in currency exchange rates.

A Portfolio's investments in foreign securities may also be adversely affected by changes in foreign political or social conditions, diplomatic relations, confiscatory taxation, expropriation, limitations on the removal of funds or assets, or imposition of (or change in) exchange control regulations. In addi-tion, changes in government administrations or economic or monetary policies in the U.S. or abroad could result in appreciation or depreciation of portfolio securities and could favorably or adversely affect a Portfolio's operations. In general, less information is publicly available with respect to foreign issuers than is available with respect to U.S. companies. Most foreign companies are also not subject to the uniform accounting and financial reporting requirements applicable to issuers in the United States. While the volume of transactions effected on foreign stock exchanges has increased in recent years, it remains appreciably below that of the New York Stock Exchange. Accordingly, a Portfo-lio's foreign investments may be less liquid and their prices may be more vola-tile than comparable investments in securities in U.S. companies. In addition, there is generally less government supervision and regulation of securities ex-changes, brokers and issuers in foreign countries than in the United States.

Foreign investments may include: (a) debt obligations issued or guaranteed by foreign sovereign governments or their agencies, authorities, instrumentalities or political subdivisions, including a foreign state, province or municipality;
(b) debt obligations of supranational organizations such as the World Bank, Asian Development Bank, European Investment Bank, and European Economic Commu-nity; (c) debt obligations of foreign banks and bank holding companies; (d) debt obligations of domestic banks and corporations issued in foreign curren-cies; (e) debt obligations denominated in the European Currency Unit (ECU); and
(f) foreign corporate debt securities and commercial paper. Such securities may include loan participations and assignments, convertible securities and zero-coupon securities.

To maintain greater flexibility, the International Bond Portfolio may invest in instruments which have the characteristics of futures contracts. Such instru-ments may take a variety of forms, such as debt securities with interest or principal payments determined by reference to the value of a currency or com-modity at a future point in time. The risks of such investments could reflect the risks of investing in futures, currencies and securities, including vola-tility and illiquidity.

The expense ratio of the International Bond Portfolio can be expected to be higher than those of Portfolios investing primarily in domestic securities. The costs attributable to investing abroad are usually higher for several reasons, such as higher investment research costs, higher foreign custody costs, higher commission costs and additional costs arising from delays in settlements of transactions involving foreign securities.

MUNICIPAL INVESTMENTS. The two principal classifications of Municipal Obliga-tions are "general obligation" securities and "revenue" securities. General ob-ligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue se-curities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being fi-nanced. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer.

Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. Municipal Obligations may also include "moral obligation" bonds, which are nor-mally issued by special purpose public authorities. If the issuer of moral ob-ligation bonds is unable to meet its debt service obligations from current rev-enues, it may draw on a reserve fund the restoration of which is a moral com-mitment but not a legal obligation of the state or municipality which created the issuer.

Also included within the general category of Municipal Obligations are partici-pation certificates in a lease, an installment purchase contract, or a condi-tional sales contract ("lease obligations") entered into by a state or politi-cal subdivision to finance the acquisition or construction of equipment, land, or facilities. Although lease obligations are not general obligations of the issuer for which the state or other governmental body's unlimited taxing power is pledged, certain lease obligations are backed by a covenant to appropriate money to make the lease obligation payments. However, under certain lease obli-gations, the state or governmental body has no obligation to make these pay-ments in future years unless money is appropriated on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, dis-position of the property in the event of foreclosure might prove difficult. These securities represent a relatively new type of financing that is not yet as marketable as more conventional securities.

Each Tax-Free Portfolio may invest up to 20% of its total assets in private ac-tivity bonds the interest on which is an item of tax preference for purposes of the Federal alternative minimum tax ("AMT Paper") when added together with any other taxable investments held by the Portfolio. In addition, each Tax-Free Portfolio may invest 25% or more of its net assets in Municipal Obligations the interest on which is paid solely from revenues of similar projects. To the ex-tent a Portfolio's assets are invested in Municipal Obligations payable from the revenues of similar projects or are invested in private activity bonds, the Portfolio will be subject to the particular risks presented by the laws and economic conditions relating to such projects and bonds to a greater extent than it would be if its assets were not so invested.

The Tax-Free Income Portfolio is classified as a diversified portfolio, and the State-Specific Tax-Free Portfolios are classified as non-diversified portfo-lios, under the 1940 Act. Investment returns on a non-diversified portfolio typically are dependent upon the performance of a smaller number of securities relative to the number held in a diversified portfolio. Consequently, the change in value of any one security may affect the overall value of a non-di-versified portfolio more than it would a diversified portfolio.

Each Tax-Free Portfolio may acquire "stand-by commitments" with respect to Mu-nicipal Obligations held by it. Under a stand-by commitment, a dealer agrees to purchase, at the Portfolio's option, specified Municipal Obligations at a spec-ified price. The acquisition of a stand-by commitment may increase the cost, and thereby reduce the yield, of the Municipal Obligations to which the commit-ment relates. Each Tax-Free Portfolio will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

The Tax-Free Portfolios may invest in tax-exempt derivative securities relating to Municipal Obligations, including tender option bonds, participations, bene-ficial interests in trusts and partnership interests. The amount of information regarding the financial condition of issuers of Municipal Obligations may not be as extensive as that which is made available by public corporations and the secondary market for Municipal Obligations may be less liquid than that for taxable fixed-income securities. Accordingly, the ability of a Tax-Free Portfo-lio to buy and sell tax-exempt securities may, at any particular time and with respect to any particular securities, be limited.

Opinions relating to the validity of Municipal Obligations and to the exemption of interest thereon from Federal and state income tax are rendered by counsel to the respective issuers and sponsors of the obligations at the time of issu-ance. The Fund and its investment adviser and sub-adviser will rely on such opinions and will not review independently the underlying proceedings relating to the issuance of Municipal Obligations, the creation of any tax-exempt deriv-ative securities, or the bases for such opinions.

MORTGAGE-RELATED AND ASSET-BACKED SECURITIES. The Portfolios (except the Tax-Free Portfolios) may purchase securities that are secured or backed by mort-gages as well as other assets (e.g., automobile loans and credit card receiv-ables). Issuers of these mortgage-related and asset-backed securities include the U.S. Government, the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC"), and private issuers such as commercial banks, financial companies, finance subsidiaries of industrial companies, savings and loan asso-ciations, mortgage banks and investment banks.

The Portfolios may acquire several types of mortgage-related securities, in-cluding guaranteed mortgage pass-through certificates, which provide the holder with a pro rata interest in the underlying mortgages, adjustable rate mortgage-related securities ("ARMs") and collateralized mortgage obligations ("CMOs"), which provide the holder with a specified interest in the cash flow of a pool of underlying mortgages or other mortgage-backed securities. Issuers of CMOs ordinarily elect to be taxed as pass-through entities known as real estate mortgage investment conduits ("REMICs"). CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final distribution date. The relative payment rights of the various CMO classes may be structured in a variety of ways.

Non-mortgage asset-backed securities involve certain risks that are not pre-sented by mortgage-related securities. Primarily, these securities do not have the benefit of the same security interest in the underlying collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and Federal consumer credit laws, many of which give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of ve-hicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. Therefore, there is a possibility that recoveries on repossessed collateral may not, in some cases, be able to support payments on these securities.

The yield characteristics of mortgage-related and asset-backed securities dif-fer from traditional debt securities. A major difference is that the principal amount of the obligations may be prepaid at any time because the underlying as-sets (i.e., loans) generally may be prepaid at any time. As a result, if a mortgage-related or asset-backed security is purchased at a premium, a prepay-ment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if one of these securities is pur-chased at a discount, faster than expected prepayments will increase, while slower than expected prepayments will decrease, yield to maturity. In calculat-ing the average weighted maturity of a Portfolio, the maturity of mortgage-re-lated and asset-backed securities will be based on estimates of average life which take prepayments into account.

Prepayments on mortgage-related and asset-backed securities generally increase with falling interest rates and decrease with rising interest rates; further-more, prepayment rates are influenced by a variety of economic and social fac-tors. In general, the collateral supporting non-mortgage asset-backed securi-ties is of shorter maturity than mortgage loans and is less likely to experi-ence substantial prepayments. Like other fixed income securities, when interest rates rise the value of a mortgage-related or asset-backed security generally will decline; however, when interest rates decline, the value of these securi-ties that have prepayment features may not increase as much as that of other fixed income securities.

STRIPPED AND ZERO COUPON OBLIGATIONS. To the extent consistent with their in-vestment objectives, the Portfolios may purchase Treasury receipts and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government and other obliga-tions. These participations, which may be issued by the U.S. Government (or a U.S. Government agency or instrumentality) or by private issuers such as banks and other institutions, are issued at a discount to their "face value," and may include stripped mortgage-backed securities ("SMBS"). Stripped securities, par-ticularly SMBS, may exhibit greater price volatility than ordinary debt securi-ties because of the manner in which their principal and interest are returned to investors. The International Bond Portfolio also may purchase "stripped" se-curities that evidence ownership in the future interest payments or principal payments on obligations of foreign governments.

SMBS are usually structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mort-gage-backed obligations. A common type of SMBS will have one class receiving all of the interest, while the other class receives all of the principal. How-ever, in some cases, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying obligations experience greater than anticipated prepayments of principal, a Portfolio may fail to fully recoup its initial investment. The market value of SMBS can be extremely volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest are generally higher than prevailing market yields on other mortgage-related obligations because their cash flow patterns are also volatile and there is a greater risk that the initial invest-ment will not be fully recouped.

SMBS issued by the U.S. Government (or a U.S. Government agency or instrumen-tality) may be considered liquid under guidelines established by the Fund's Board of Trustees if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of a Port-folio's per share net asset value.

Each Portfolio may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest pay-ments.

CORPORATE AND BANK OBLIGATIONS. To the extent consistent with their respective investment objectives, the Portfolios (except the Tax-Free Portfolios) may in-vest in debt obligations of domestic or foreign corporations and banks, and may acquire commercial obligations issued by Canadian corporations and Canadian counterparts of U.S. corporations, as well as Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer. Bank obligations may include certificates of deposit, notes, bankers' acceptances and fixed time deposits. These obligations may be general obligations of the parent bank or may be lim-ited to the issuing branch or subsidiary by the terms of a specific obligation or by government regulation. The Portfolios may also make interest-bearing sav-ings deposits in commercial and savings banks in amounts not in excess of 5% of their respective total assets. For purposes of determining the permissibility of an investment in bank obligations, the total assets of a bank are determined on the basis of the bank's most recent annual financial statements.

U.S. GOVERNMENT OBLIGATIONS. Treasury obligations differ only in their interest rates, maturities and times of issuance. Obligations of certain agencies and instrumentalities of the U.S. Government such as the GNMA are supported by the United States' full faith and credit; others such as those of the FNMA and the Student Loan Marketing Association are supported by the right of the issuer to borrow from the Treasury; others such as those of the Federal Farm Credit Banks or the FHLMC are supported only by the credit of the instrumentality. No assur-ance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law.

INTEREST RATE AND CURRENCY TRANSACTIONS. The Portfolios may enter into interest rate swaps and may purchase or sell interest rate caps and floors. The Portfo-lios expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their holdings, as a duration management technique or to protect against an increase in the price of securi-ties a Portfolio anticipates purchasing at a later date. The Portfolios intend to use these transactions as a hedge and not as a speculative investment.

Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor.

In addition, the International Bond Portfolio may engage in foreign currency exchange transactions to protect against uncertainty in the level of future exchange rates. The Portfolio may engage in foreign currency exchange transac-tions in connection with the purchase and sale of portfolio securities (trans-action hedging) and to protect the value of specific portfolio positions (po-sition hedging). The Portfolio may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the set-tlement of transactions in portfolio securities denominated in that foreign currency, and may also enter into contracts to purchase or sell foreign cur-rencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts (futures contracts). The Portfolio may also pur-chase exchange-listed and over-the-counter call and put options on futures contracts and on foreign currencies, and may write covered call options on up to 100% of the currencies in its portfolio. In order to protect against cur-rency fluctuations, the International Bond Portfolio may enter into currency swaps. Currency swaps involve the exchange of the rights of the Portfolio and another party to make or receive payments in specified currencies.

OPTIONS AND FUTURES CONTRACTS. To the extent consistent with its investment objective, each Portfolio may write covered call options, buy put options, buy call options and write secured put options for the purpose of hedging or earn-ing additional income, which may be deemed speculative or, with respect to the International Bond Portfolio, cross-hedging. These options may relate to par-ticular securities, financial instruments, foreign currencies, securities in-dices or the yield differential between two securities, and may or may not be listed on a securities exchange and may or may not be issued by the Options Clearing Corporation. A Portfolio will not purchase put and call options where the aggregate premiums on outstanding options exceed 5% of its net assets at the time of purchase, and will not write options on more than 25% of the value of its net assets (measured at the time an option is written). Options trading is a highly specialized activity that entails greater than ordinary investment risks. In addition, unlisted options are not subject to the protections af-forded purchasers of listed options issued by the Options Clearing Corpora-tion, which performs the obligations of its members if they default.

To the extent consistent with its investment objective, each Portfolio may also invest in futures contracts and options on futures contracts for hedging purposes or to maintain liquidity. The value of a Portfolio's contracts may equal or exceed 100% of the Fund's total assets, although a Portfolio will not purchase or sell a futures contract unless immediately afterwards the aggre-gate amount of margin deposits on its existing futures positions plus the amount of premiums paid for related futures options is 5% or less of its net assets.

Futures contracts obligate a Portfolio, at maturity, to take or make delivery of certain securities, the cash value of a securities index or a stated quan-tity of a foreign currency. A Portfolio may sell a futures contract in order to offset an expected decrease in the value of its portfolio positions that might otherwise result from a market decline or currency exchange fluctuation. A Portfolio may do so either to hedge the value of its securities portfolio as a whole, or to protect against declines occur-ring prior to sales of securities in the value of the securities to be sold. In addition, a Portfolio may utilize futures contracts in anticipation of changes in the composition of its holdings or in currency exchange rates.

A Portfolio may purchase and sell call and put options on futures contracts traded on an exchange or board of trade. When a Portfolio purchases an option on a futures contract, it has the right to assume a position as a purchaser or a seller of a futures contract at a specified exercise price during the option period. When a Portfolio sells an option on a futures contract, it becomes ob-ligated to sell or buy a futures contract if the option is exercised. In con-nection with a Portfolio's position in a futures contract or related option, the Fund will create a segregated account of liquid high grade assets or will otherwise cover its position in accordance with applicable SEC requirements.

The primary risks associated with the use of futures contracts and options are
(a) the imperfect correlation between the change in market value of the instru-ments held by a Portfolio and the price of the futures contract or option; (b) possible lack of a liquid secondary market for a futures contract and the re-sulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; and (d) a sub-adviser's inability to predict correctly the direction of securities pric-es, interest rates, currency exchange rates and other economic factors. For further discussion of risks involved with domestic and foreign futures and op-tions, see Appendix B in the Statement of Additional Information.

The Fund intends to comply with the regulations of the Commodity Futures Trad-ing Commission exempting the Portfolios from registration as a "commodity pool operator."

GUARANTEED INVESTMENT CONTRACTS. The Portfolios may make limited investments in guaranteed investment contracts ("GICs") issued by highly rated U.S. insurance companies. Under these contracts, a Portfolio makes cash contributions to a de-posit fund of the insurance company's general account. The insurance company then credits to the Portfolio, on a monthly basis, interest which is based on an index (such as the Salomon Brothers CD Index), but is guaranteed not to be less than a certain minimum rate. Each Portfolio does not expect to invest more than 5% of its net assets in GICs at any time during the current fiscal year.

SECURITIES LENDING. A Portfolio may seek additional income by lending securi-ties on a short-term basis. The securities lending agreements will require that the loans be secured by collateral in cash, U.S. Government securities or ir-revocable bank letters of credit maintained on a current basis equal in value to at least the market value of the loaned securities. A Portfolio may not make such loans in excess of 33 1/3% of the value of its total assets. Securities loans involve risks of delay in receiving additional collateral or in recover-ing the loaned securities, or possibly loss of rights in the collateral if the borrower of the securities becomes insolvent.

VARIABLE AND FLOATING RATE INSTRUMENTS. The Portfolios may purchase rated and unrated variable and floating rate instruments. These instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. The Portfolios may invest up to 10% of their total assets in leveraged inverse floating rate debt instruments ("inverse floaters"). The interest rate of an inverse floater re-sets in the opposite direction from the market rate of interest to which it is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market val-ues. Issuers of unrated variable and floating rate instruments must satisfy the same criteria as set forth above for a Portfolio. The absence of an active secondary market with respect to particular variable and floating rate instru-ments, however, could make it difficult for the Portfolio to dispose of a variable or floating rate instrument if the issuer defaulted on its payment obligation or during periods when the Portfolio is not entitled to exercise its demand rights.

REPURCHASE AGREEMENTS. Each Portfolio may agree to purchase debt securities from financial institutions subject to the seller's agreement to repurchase them at an agreed upon time and price ("repurchase agreements"). Repurchase agreements are, in substance, loans. Default by or bankruptcy of a seller would expose a Portfolio to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying obligations.

REVERSE REPURCHASE AGREEMENTS AND OTHER BORROWINGS. Each Portfolio is autho-rized to make limited borrowings. If the securities held by a Portfolio should decline in value while borrowings are outstanding, the net asset value of the Portfolio's outstanding shares will decline in value by proportionately more than the decline in value suffered by the Portfolio's securities. Borrowings may be made through reverse repurchase agreements under which a Portfolio sells portfolio securities to financial institutions such as banks and broker-dealers and agrees to repurchase them at a particular date and price. The Portfolios may use the proceeds of reverse repurchase agreements to purchase other securities either maturing, or under an agreement to resell, on a date simultaneous with or prior to the expiration of the reverse repurchase agree-ment. The Portfolios (except the Tax-Free Portfolios) may use reverse repur-chase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the in-terest expense of the transaction. This use of reverse repurchase agreements may be regarded as leveraging and, therefore, speculative. Reverse repurchase agreements involve the risks that the interest income earned in the investment of the proceeds will be less than the interest expense, that the market value of the securities sold by a Portfolio may decline below the price of the secu-rities the Portfolio is obligated to repurchase and that the securities may not be returned to the Portfolio. During the time a reverse repurchase agree-ment is outstanding, a Portfolio will maintain a segregated account with the Fund's custodian containing cash, U.S. Government or other appropriate liquid high-grade debt securities having a value at least equal to the repurchase price. A Portfolio's reverse repurchase agreements, together with any other borrowings, will not exceed, in the aggregate, 33 1/3% of the value of its to-tal assets. In addition, a Portfolio (except the Tax-Free Portfolios) may bor-row up to an additional 5% of its total assets for temporary purposes.

INVESTMENT COMPANIES. Each Portfolio may invest in securities issued by other investment companies within the limits prescribed by the 1940 Act. As a share-holder of another investment company, a Portfolio would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that each Portfolio bears directly in connection with its own operations.

ILLIQUID SECURITIES. No Portfolio will knowingly invest more than 15% of the value of its net assets in securities that are illiquid. GICs, variable and floating rate instruments that cannot be disposed of within seven days, and re-purchase agreements and time deposits that do not provide for payment within seven days after notice, without taking a reduced price, are subject to this 15% limit. Each Portfolio may purchase securities which are not registered un-der the Securities Act of 1933 (the "1933 Act") but which can be sold to "qual-ified institutional buyers" in accordance with Rule 144A under the 1933 Act. Any such security will not be considered illiquid so long as it is determined by a Portfolio's sub-adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that security. This in-vestment practice could have the effect of increasing the level of illiquidity in a Portfolio during any period that qualified institutional buyers become un-interested in purchasing these restricted securities.

WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS. Each Portfolio may purchase se-curities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transactions involve a commitment by a Port-folio to purchase or sell particular securities with payment and delivery tak-ing place at a future date (perhaps one or two months later), and permit a Portfolio to lock in a price or yield on a security that it owns or intends to purchase, regardless of future changes in interest rates. When-issued and for-ward commitment transactions involve the risk, however, that the price or yield obtained in a transaction may be less favorable than the price or yield avail-able in the market when the securities delivery takes place. Each Portfolio's when-issued purchases and forward commitments are not expected to exceed 25% of the value of its total assets absent unusual market conditions.

DOLLAR ROLL TRANSACTIONS. To take advantage of attractive opportunities in the mortgage market and to enhance current income, each Portfolio (except the Tax-Free Portfolios) may enter into dollar roll transactions. A dollar roll trans-action involves a sale by the Portfolio of a mortgage-backed or other security concurrently with an agreement by the Portfolio to repurchase a similar secu-rity at a later date at an agreed-upon price. The securities that are repur-chased will bear the same interest rate and stated maturity as those sold, but pools of mortgages collateralizing such securities may have different prepay-ment histories than those sold. During the period between the sale and repur-chase, a Portfolio will not be entitled to receive interest and principal pay-ments on the securities sold. Proceeds of the sale will be invested in addi-tional instruments for the Portfolio, and the income from these investments will generate income for the Portfolio. If such income does not exceed the in-come, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of a Portfolio compared with what the per-formance would have been without the use of dollar rolls. At the time that a Portfo-lio enters into a dollar roll transaction, it will place in a segregated ac-count maintained with its custodian cash, U.S. Government securities or other liquid high grade debt obligations having a value equal to the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that its value is maintained. A Portfolio's dollar rolls, together with its reverse repurchase agreements and other borrowings, will not exceed, in the aggregate, 33 1/3% of the value of its total assets.

Dollar roll transactions involve the risk that the market value of the securi-ties a Portfolio is required to purchase may decline below the agreed upon re-purchase price of those securities. If the broker/dealer to whom a Portfolio sells securities becomes insolvent, the Portfolio's right to purchase or re-purchase securities may be restricted and the instruments which the Portfolio is required to repurchase may be worth less than an instrument which the Port-folio originally held when the Portfolio is able to complete the purchase. Successful use of mortgage dollar rolls may depend upon a sub-adviser's abil-ity to correctly predict interest rates and prepayments. There is no assurance that dollar rolls can be successfully employed.

SHORT SALES. The Portfolios may only make short sales of securities "against-the-box." A short sale is a transaction in which a Portfolio sells a security it does not own in anticipation that the market price of that security will decline. The Portfolios may make short sales both as a form of hedging to off-set potential declines in long positions in similar securities and in order to maintain portfolio flexibility. In a short sale "against-the-box," at the time of sale, the Portfolio owns or has the immediate and unconditional right to acquire the identical security at no additional cost. When selling short "against-the-box," a Portfolio forgoes an opportunity for capital appreciation in the security.

PORTFOLIO TURNOVER RATES. The past portfolio turnover rates of the Portfolios are set forth above under "What Are the Portfolios' Financial Highlights?" A Portfolio's annual portfolio turnover rate will not, however, be a factor pre-venting a sale or purchase when the sub-adviser believes investment considera-tions warrant such sale or purchase. Portfolio turnover may vary greatly from year to year as well as within a particular year. High portfolio turnover rates will generally result in higher transaction costs to a Portfolio.

INTEREST RATE RISK. The value of fixed income securities in the Portfolios can be expected to vary inversely with changes in prevailing interest rates. Fixed income securities with longer maturities, which tend to produce higher yields, are subject to potentially greater capital appreciation and depreciation than securities with shorter maturities. The Portfolios are not restricted to any maximum or minimum time to maturity in purchasing individual portfolio securi-ties, and the average maturity of a Portfolio's assets will vary within the limits stated above under "What Are the Differences Among the Portfolios?" based upon its sub-adviser's assessment of economic and market conditions.

STATE-SPECIFIC TAX-FREE PORTFOLIOS--ADDITIONAL RISK CONSIDERATIONS. The con-centration of investments by the State-Specific Tax-Free Portfolios in state-specific Municipal Obligations raises special investment considerations. In particular, changes in the economic condition and governmental policies of a state and its political subdivisions could adversely affect the value of a Portfolio's shares. Certain matters relating to the states in which the State-Specific Tax-Free Portfolios invest are described below. For further in-formation, see "Special Considerations Regarding State-Specific Municipal Obli-gations" in the Statement of Additional Information.

Pennsylvania. Although the General Fund of the Commonwealth (the principal op-erating fund of the Commonwealth) experienced deficits in fiscal 1990 and 1991, tax increases and spending decreases resulted in surpluses the following three years; as of June 30, 1994, the General Fund had a surplus of $892.9 million. The deficit in the Commonwealth's unreserved/undesignated funds also have been eliminated, and there was a surplus of $79.2 million as of June 30, 1994. Ris-ing unemployment, a relatively high proportion of persons 65 and older in the Commonwealth and court ordered increases in healthcare reimbursement rates place increased pressures on the tax resources of the Commonwealth and its mu-nicipalities. The Commonwealth has sold a substantial amount of bonds over the past several years, but the debt burden remains moderate. The recession has af-fected Pennsylvania's economic base, with income and job growth at levels below national averages. Employment growth has shifted to the trade and service sec-tors, with losses in more high-paid manufacturing positions. A new governor took office in January, 1995, but the Commonwealth is likely to continue to show fiscal restraint.

New Jersey. The State of New Jersey generally has a diversified economic base consisting of, among others, commerce and service industries, selective commer-cial agriculture, insurance, tourism, petroleum refining and manufacturing, al-though New Jersey's manufacturing industry has experienced a downward trend in the last few years. New Jersey is a major recipient of Federal assistance and, of all the states, is among the highest in the amount of Federal aid received. Therefore, a decrease in Federal financial assistance may adversely affect the financial condition of New Jersey and its political subdivisions and instrumen-talities. While New Jersey's economic base has become more diversified over time and thus its economy appears to be less vulnerable during recessionary pe-riods, a recurrence of high levels of unemployment could adversely affect New Jersey's overall economy and the ability of New Jersey and its political subdi-visions and instrumentalities to meet their financial obligations. In addition, New Jersey maintains a balanced budget which restricts total appropriation in-creases to only 5% annually with respect to any municipality or county, the balanced budget plan may actually adversely affect a particular municipality's or county's ability to repay its obligations.

Ohio. While diversifying more into the service and other non-manufacturing areas, the economy of Ohio continues to rely in part on durable goods manufac-turing largely concentrated in motor vehicles and equipment, steel, rubber products and household appliances. As a result, general economic activity in Ohio, as in many other industrially developed states, tends to be more cyclical than in some other states and in the nation as a whole. Agriculture is an im-portant segment of the Ohio economy with over half the State's area devoted to farming and approximately 15% of total employment in agribusiness. In prior years, the State's overall unemployment rate was commonly somewhat higher than the national figure. For example, the reported 1990 average monthly State rate was 5.7%, compared to the 5.5% national figure. However, for the last four years the State rates were below the national rates (5.5% versus 6.1% in 1994). The unemployment rate and its effects vary among particular geographic areas of the

State. There can be no assurance that future national, regional or state-wide economic difficulties and the resulting impact on State or local government finances generally will not adversely affect the market value of Ohio Munici-pal Obligations held in the Portfolio or the ability of particular obligors to make timely payments of debt service on (or lease payments relating to) those obligations.

Who Manages The Fund?
--------------------------------------------------------------------------------
BOARD OF      The business and affairs of the Fund are managed under the di-
TRUSTEES      rection of its Board of Trustees. The following individuals were elected by shareholders on January 4, 1996 to serve as trustees of Compass Capital Funds:

                William O. Albertini--Executive Vice President and Chief Fi-nancial Officer of Bell Atlantic Corporation.

                Raymond J. Clark--Treasurer of Princeton University.

                Robert M. Hernandez--Vice Chairman and Chief Financial Officer of USX Corporation.

                Anthony M. Santomero--Deputy Dean of The Wharton School, Uni-versity of Pennsylvania.

                David R. Wilmerding, Jr.--President of Gates, Wilmerding, Carper & Rawlings, Inc.

ADVISER AND   The Adviser to the Compass Capital Funds is PNC Asset Management
SUB-          Group ("PAMG"). Each of the Portfolios within the Compass Capi-
ADVISERS      tal Fund family, except the International Bond Portfolio, is managed by a specialized portfolio manager who is a member of PAMG's fixed income portfolio management subsidiary, BlackRock
              Financial Management, Inc. ("BlackRock"). The sub-adviser of the
              International Bond Portfolio is Morgan Grenfell Investment Serv-ices Limited ("Morgan Grenfell").

              The ten portfolios and their investment sub-advisers and portfo-lio managers are as follows:

                             INVESTMENT
COMPASS CAPITAL PORTFOLIO   SUB-ADVISER            PORTFOLIO MANAGER
-------------------------  -------------- ------------------------------------
Short Government Bond      BlackRock(/1/) Robert S. Kapito; Vice Chairman of
                                          BlackRock since 1988; Portfolio co-
                                          manager since its inception.
                                          Michael P. Lustig; Vice President of
                                          BlackRock since 1989; Portfolio co-
                                          manager since 1994.
                                          Scott Amero; Managing Director of
                                          BlackRock since 1990; Portfolio co-
                                          manager since its inception.

                                INVESTMENT
COMPASS CAPITAL PORTFOLIO      SUB-ADVISER               PORTFOLIO MANAGER
-------------------------  -------------------- ------------------------------------
Intermediate Government          BlackRock(/1/) Robert S. Kapito, Michael P. Lustig
 Bond                                           and Scott Amero (see above); Messrs.
                                                Kapito, Lustig and Amero have been
                                                Portfolio co-managers since 1995.
Intermediate Bond                BlackRock(/1/) Robert S. Kapito, Michael P. Lustig
                                                and Scott Amero (see above); Messrs.
                                                Kapito, Lustig and Amero have been
                                                Portfolio co-managers since 1995.
Core Bond                        BlackRock(/1/) Scott Amero (see above); Mr. Amero
                                                has been Portfolio manager since its
                                                inception.
Managed Income                   BlackRock(/1/) Robert S. Kapito, Michael P. Lustig
                                                and Scott Amero (see above); Messrs.
                                                Kapito, Lustig and Amero have been
                                                Portfolio co-managers since 1995.
International Bond         Morgan Grenfell(/2/) Martin A. Hall; Director of Morgan
                                                Grenfell since 1991; Portfolio
                                                manager since 1991.
Tax-Free Income                  BlackRock(/1/) Kevin Klingert; portfolio manager at
                                                BlackRock since 1991; prior to
                                                joining BlackRock, Assistant Vice
                                                President, Merrill, Lynch, Pierce,
                                                Fenner & Smith; Portfolio manager
                                                since 1995.
Pennsylvania Tax-Free            BlackRock(/1/) Kevin Klingert (see above);
 Income                                         Portfolio manager since 1995.
New Jersey Tax-Free In-          BlackRock(/1/) Kevin Klingert (see above);
 come                                           Portfolio manager since 1995.
Ohio Tax-Free Income             BlackRock(/1/) Kevin Klingert (see above);
                                                Portfolio manager since 1995.

(1) BlackRock has its primary offices at 345 Park Avenue, New York, New York 10154.
(2) Morgan Grenfell has its primary offices at 20 Finsbury Circus, London ECZM, 1NB England.

              PAMG was organized in 1994 to perform advisory services for in-vestment companies, and has its principal offices at 1835 Market Street, Philadelphia, Pennsylvania 19103. PAMG is an indirect wholly-owned subsidiary of PNC Bank Corp., a multi-bank holding company. Morgan Grenfell is an indirect wholly-owned subsidiary of Deutsche Bank, A.G., a German financial services conglomer-ate.

              For their investment advisory and sub-advisory services, PAMG and the Portfolios' sub-advisers are entitled to fees, computed daily on a Portfolio-by-Portfolio basis and payable monthly, at the maximum annual rates set forth below. As stated under "What Are The Expenses Of The Portfolios?" PAMG and the sub-advisers intend to waive a portion of their fees during the current fis-cal year. All sub-advisory fees are paid by PAMG, and do not represent an extra charge to the Portfolios.

              MAXIMUM ANNUAL CONTRACTUAL FEE RATE (BEFORE WAIVERS)

                              EACH PORTFOLIO
                         EXCEPT THE INTERNATIONAL
                              BOND PORTFOLIO       INTERNATIONAL BOND PORTFOLIO
                         ------------------------- ----------------------------------
   AVERAGE DAILY NET      INVESTMENT  SUB-ADVISORY   INVESTMENT         SUB-ADVISORY
        ASSETS           ADVISORY FEE     FEE       ADVISORY FEE            FEE
-----------------------  ------------ ------------ --------------      --------------
first $1 billion             .500%        .350%                  .550%               .400%
$1 billion--$2 billion       .450         .300                   .500                .350
$2 billion--$3 billion       .425         .275                   .475                .325
greater than $3 billion      .400         .250                   .450                .300

              For their last fiscal years, the Portfolios paid investment ad-visory fees at the following annual rates (expressed as a per-centage of average daily net assets) after voluntary fee waiv-ers: Short Government Bond Portfolio, .30%; Intermediate Govern-ment Bond Portfolio, .20%; Intermediate Bond Portfolio, .25%; Core Bond Portfolio, .35%; Managed Income Portfolio, .35%; In-ternational Bond Portfolio, .80%; Tax-Free Income Portfolio, 0%; Pennsylvania Tax-Free Income Portfolio, .27%; New Jersey Tax-Free Income Portfolio, .60%; and Ohio Tax-Free Income Portfolio, 0%.

              The sub-advisers to each Portfolio strive to achieve best execu-tion on all transactions. Infrequently, brokerage transactions for the Portfolios may be directed through registered broker/dealers who have entered into dealer agreements with Com-pass Capital's distributor, subject to the requirements of best execution.

ADMINISTRATORSCompass Capital Group, Inc. ("CCG"), PFPC Inc. ("PFPC") and Com-
              pass Distributors, Inc. ("CDI") (the "Administrators") serve as the

                 Fund's co-administrators. CCG and PFPC are indirect wholly-owned subsidiaries of PNC Bank Corp. CDI is a wholly-owned subsidiary of Provident Distributors, Inc. ("PDI"). A major-ity of the outstanding stock of PDI is owned by its officers and the remaining outstanding stock is owned by Pennsylvania Merchant Group Ltd.

                 The Administrators generally assist the Fund in all aspects of its administration and operation, including matters relat-ing to the maintenance of financial records and fund account-ing. As compensation for these services, CCG is entitled to receive a fee, computed daily and payable monthly, at an an-nual rate of .03% of each Portfolio's average daily net as-sets, and PFPC and CDI are entitled to receive a combined fee, computed daily and payable monthly, at an annual rate of .20% of the first $500 million of each Portfolio's average daily net assets, .18% of the next $500 million of each Port-folio's average daily net assets, .16% of the next $1 billion of each Portfolio's average daily net assets and .15% of each Portfolio's average daily net assets in excess of $2 billion. From time to time the Administrators may waive some or all of their administration fees from a Portfolio.

                 For information about the operating expenses the Portfolios expect to pay for the current fiscal year, see "What Are The Expenses Of The Portfolios?"

TRANSFER         PNC Bank serves as the Portfolios' custodian and PFPC serves
AGENT,           as their transfer agent and dividend disbursing agent.
DIVIDEND
DISBURSING
AGENT AND
CUSTODIAN

EXPENSES Expenses are deducted from the total income of each Portfolio before dividends and distributions are paid. Expenses in-clude, but are not limited to, fees paid to PAMG and the Ad-ministrators, transfer agency and custodian fees, trustee fees, taxes, interest, professional fees, shareholder servic-ing and processing fees, fees and expenses in registering and qualifying the Portfolios and their shares for distribution under Federal and state securities laws, expenses of prepar-ing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information to existing shareholders, expenses re-lating to shareholder reports, shareholder meetings and proxy solicitations, insurance premiums, the expense of independent pricing services, and other expenses which are not expressly assumed by PAMG or the Fund's service providers under their agreements with the Fund. Any general expenses of the Fund that do not belong to a particular investment portfolio will be allocated among all investment portfolios by or under the direction of the Board of Trustees in a manner the Board de-termines to be fair and equitable.

How Are Shares Purchased And Redeemed?
--------------------------------------------------------------------------------
DISTRIBUTOR. Shares of the Portfolios are offered on a continuous basis by CDI as distributor (the "Distributor"). CDI maintains its principal offices at 259 Radnor-Chester Road, Suite 120, Radnor, Pennsylvania 19087.

The Fund has adopted a distribution plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. The Plan permits CDI, PAMG, the Administrators and other companies that receive fees from the Fund to make payments relating to distri-bution and sales support activities out of their past profits or other sources available to them. The Fund is not required or permitted under the Plan to make distribution payments with respect to Institutional Shares.

PURCHASE OF SHARES. Institutional Shares are offered to institutional invest-ors, including registered investment advisers with a minimum investment of $500,000 and individuals with a minimum investment of $2,000,000.

Institutional Shares are sold at their net asset value per share next computed after an order is received by PFPC. Orders received by PFPC by 4:00 p.m. (East-ern Time) on a Business Day are priced the same day. A "Business Day" is any weekday that the New York Stock Exchange (the "NYSE") and the Federal Reserve Bank of Philadelphia (the "FRB") are open for business.

Purchase orders may be placed by telephoning PFPC at (800) 441-7450. Orders re-ceived by PFPC after 4:00 p.m. (Eastern Time) are priced on the following Busi-ness Day.

Payment for Institutional Shares must normally be made in Federal funds or other funds immediately available to the Fund's custodian. Payment may also, in the discretion of the Fund, be made in the form of securities that are permis-sible investments for the respective Portfolios. For further information, see the Statement of Additional Information. The minimum initial investment for in-stitutions is $5,000. There is no minimum subsequent investment requirement.

Compass Capital may in its discretion waive the minimum investment amount and may reject any order for Institutional Shares.


REDEMPTION OF SHARES. Redemption orders for Institutional Shares may be placed by telephoning PFPC at (800) 441-7450. Institutional Shares are redeemed at their net asset value per share next determined after PFPC's receipt of the re-demption order. The Fund, the Administrators and the Distributor will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund and its service providers will not be liable for any loss, liability, cost or expense for acting upon telephone instructions that are reasonably believed to be genuine in accordance with such procedures.

Payment for redeemed shares for which a redemption order is received by PFPC before 4:00 p.m. (Eastern Time) on a Business Day is normally made in Federal funds wired to the redeem-ing Institution on the next Business Day, provided that the Fund's custodian is also open for business. Payment for redemption orders received after 4:00 p.m. (Eastern Time) or on a day when the Fund's custodian is closed is normally wired in Federal funds on the next Business Day following redemption on which the Fund's custodian is open for business. The Fund reserves the right to wire redemption proceeds within seven days after receiving a redemption order if, in the judgment of PAMG, an earlier payment could adversely affect a Portfolio. No charge for wiring redemption payments is imposed by the Fund.

During periods of substantial economic or market change, telephone redemptions may be difficult to complete. Redemption requests may also be mailed to PFPC at P.O. Box 8907, Wilmington, Delaware 19899-8907.

The Fund may redeem Institutional Shares in any Portfolio account if the ac-count balance drops below $5,000 as the result of redemption requests and the shareholder does not increase the balance to at least $5,000 on thirty days' written notice.

The Fund may also suspend the right of redemption or postpone the date of pay-ment upon redemption for such periods as are permitted under the 1940 Act, and may redeem shares involuntarily or make payment for redemption in securities or other property when determined appropriate in light of the Fund's responsibili-ties under the 1940 Act. See "Purchase and Redemption Information" in the Statement of Additional Information for examples of when such redemption might be appropriate.

How Is Net Asset Value Calculated?
--------------------------------------------------------------------------------
The net asset value is calculated separately for Institutional Shares of each Portfolio as of the close of regular trading hours on the NYSE (currently 4:00 p.m. Eastern Time) on each Business Day by dividing the value of all securities and other assets owned by a Portfolio that are allocated to its Institutional Shares, less the liabilities charged to its Institutional Shares, by the number of its Institutional Shares that are outstanding.

Most securities held by a Portfolio are priced based on their market value as determined by reported sales prices or the mean between their bid and asked prices. Portfolio securities which are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securi-ties on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. Securi-ties for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direction of the Board of Trustees. The amortized cost method of valuation will also be used with re-spect to debt obligations with sixty days or less remaining to maturity unless a Portfolio's sub-adviser under the supervision of the Board of Trustees deter-mines such method does not represent fair value.

How Frequently Are Dividends And Distributions Made To Investors?
--------------------------------------------------------------------------------
Each Portfolio will distribute substantially all of its net investment income and net realized capital gains, if any, to shareholders. All distributions are reinvested at net asset value in the form of additional full and fractional shares of Institutional Shares of the relevant Portfolio unless a shareholder elects otherwise. Such election, or any revocation thereof, must be made in writing to PFPC, and will become effective with respect to dividends paid after its receipt by PFPC. The net investment income of the Managed Income, Tax-Free Income, Intermediate Government Bond, Intermediate Bond and International Bond Portfolios is declared monthly as a dividend to investors who are shareholders of such Portfolio at the close of business on the day of declaration. The net investment income of the Pennsylvania Tax-Free Income, New Jersey Tax-Free In-come, Ohio Tax-Free Income, Core Bond and Short Government Bond Portfolios is declared daily as a dividend to investors who are shareholders of such Portfo-lio at, and whose payment for share purchases are available to the particular Portfolio in Federal funds by, the close of business on the day of declaration. All dividends are paid within ten days after the end of each month and, in the case of the Pennsylvania Tax-Free Income, New Jersey Tax-Free Income, Ohio Tax-Free Income, Core Bond and Short Government Bond Portfolios, within seven days after redemption of all of a shareholder's shares in a Portfolio. Net realized capital gains (including net short-term capital gains), if any, will be dis-tributed by each Portfolio at least annually.

How Are Fund Distributions Taxed?
--------------------------------------------------------------------------------
Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. If a Portfolio qualifies, it generally will be relieved of Federal income tax on amounts dis-tributed to shareholders, but shareholders, unless otherwise exempt, will pay income or capital gains taxes on distributions (except distributions that are "exempt interest dividends" or are treated as a return of capital), regardless of whether the distributions are paid in cash or reinvested in additional Shares.

Distributions paid out of a Portfolio's "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, will be taxed to shareholders as long-term capital gain, regardless of the length of time a shareholder holds the Shares. All other distributions, to the extent taxable, are taxed to shareholders as ordinary income.

Each Tax-Free Portfolio intends to pay substantially all of its dividends as "exempt interest dividends." However, taxpayers are required to report the re-ceipt of "exempt interest dividends" on their Federal income tax returns, and in two circumstances such amounts, while exempt from regular Federal income tax, are taxable to persons subject to alternative minimum and environmental taxes. First, "exempt interest dividends" derived from certain private activity bonds issued after August 7, 1986 generally will constitute an item of tax preference for corporate and non-corporate taxpayers in determining alternative minimum and environmental tax liability. Second, "exempt interest dividends" must be taken into account by corporate taxpayers in determining certain ad-justments for alternative minimum and environmental tax purposes. Shareholders who are recipients of Social Security Act or Railroad Retirement Act benefits should note that "exempt interest dividends" will be taken into account in de-termining the taxability of their benefit payments.

Each Tax-Free Portfolio will determine annually the percentages of its net in-vestment income which are exempt from the regular Federal income tax, which constitute an item of tax preference for Federal alternative minimum tax pur-poses, and which are fully taxable. These percentages will apply uniformly to all distributions declared from net investment income during that year and may differ significantly from the actual percentages for any particular day.

Compass Capital will send written notices to shareholders annually regarding the tax status of distributions made by each Portfolio. Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in those months will be deemed to have been received by the shareholders on December 31 of such year, if the dividends are paid during the following January.

An investor considering buying shares on or just before a dividend record date should be aware that the amount of the forthcoming dividend payment, although in effect a return of capital, will be taxable.

A taxable gain or loss may be realized by a shareholder upon the redemption or transfer of shares depending upon their tax basis and their price at the time of redemption, or transfer. Generally, shareholders may include sales charges paid on the purchase of Shares in their tax basis for the purposes of determin-ing gain or loss on a redemption, transfer or exchange of such Shares. However, if a shareholder exchanges the Shares for Shares of another Portfolio within 90 days of purchase and is able to reduce the sales charges applicable to the new Shares (by virtue of the Fund's exchange privilege), the amount equal to such reduction may not be included in the tax basis of the shareholder's exchanged Shares for the purpose of determining gain or loss but may be included (subject to the same limitation) in the tax basis of the new Shares.

Any loss upon the sale or exchange of shares held for six months or less will be disallowed for Federal income tax purposes to the extent of any exempt in-terest dividends received by the shareholder. For the Ohio Tax-Free Income Portfolio, the loss will be disallowed for Ohio income tax purposes to the same extent, even though, for Ohio income tax purposes, some portion of such divi-dends actually may have been subject to Ohio income tax.

It is expected that dividends and certain interest income earned by the Inter-national Bond Portfolio from foreign securities will be subject to foreign withholding taxes or other taxes. So long as more than 50% of the value of the Portfolio's total assets at the close of the taxable year in question consists of stock or securities of foreign corporations, the Portfolio may elect, for U.S. Federal income tax purposes, to treat certain foreign taxes paid by it, including generally any withholding taxes and other foreign income taxes, as paid by its shareholders. The Portfolio intends to make this election. As a re-sult, the amount of such foreign taxes paid by the Portfolio will be included in its shareholders' income pro rata (in addition to taxable distributions ac-tually received by them), and each shareholder generally will be entitled ei-ther (a) to credit a proportionate amount of such taxes against U.S. Federal income tax liabilities, or (b) if a shareholder itemizes deductions, to deduct such proportionate amounts from U.S. income.

This is not an exhaustive discussion of applicable tax consequences, and in-vestors may wish to contact their tax advisers concerning investments in the Portfolios. Except as discussed below, dividends paid by each Portfolio may be taxable to investors under state or local law as dividend income even though all or a portion of the dividends may be derived from interest on obligations which, if realized directly, would be exempt from such income taxes. In addi-tion, future legislative or administrative changes or court decisions may mate-rially affect the tax consequences of investing in a Portfolio. Shareholders who are non-resident alien individuals, foreign trusts or estates, foreign cor-porations or foreign partnerships may be subject to different U.S. Federal in-come tax treatment.

PENNSYLVANIA TAX CONSIDERATIONS. Income received by a shareholder attributable to interest realized by the Pennsylvania Tax-Free Income Portfolio from Penn-sylvania Municipal Obligations or attributable to insurance proceeds on account of such interest, is not taxable to individuals, estates or trusts under the Personal Income Tax (in the case of insurance proceeds, to the extent they are exempt for Federal Income Tax purposes); to corporations under the Corporate Net Income Tax (in the case of insurance proceeds, to the extent they are ex-empt for

Federal Income Tax purposes); nor to individuals under the Philadelphia School District Net Investment Income Tax ("School District Tax").

Income received by a shareholder attributable to gain on the sale or other dis-position by the Pennsylvania Tax-Free Income Portfolio of Pennsylvania Munici-pal Obligations is taxable under the Personal Income Tax, the Corporate Net In-come Tax, and, unless these assets were held by the Pennsylvania Tax-Free In-come Portfolio for more than six months, the School District Tax.

To the extent that gain on the disposition of a share represents gain realized on Pennsylvania Municipal Obligations held by the Pennsylvania Tax-Free Income Portfolio, such gain may be subject to the Personal Income Tax and Corporate Net Income Tax. Such gain may also be subject to the School District Tax, ex-cept that gain realized with respect to a share held for more than six months is not subject to the School District Tax.

This discussion does not address the extent, if any, to which shares, or inter-est and gain thereon, is subject to, or included in the measure of, the special taxes imposed by the Commonwealth of Pennsylvania on banks and other financial institutions or with respect to any privilege, excise, franchise or other tax imposed on business entities not discussed above (including the Corporate Capi-tal Stock/Foreign Franchise Tax.)

Shareholders of the Pennsylvania Tax-Free Income Portfolio are not subject to the Pennsylvania County Personal Property Tax to the extent that the Portfolio is comprised of Pennsylvania Municipal Obligations and Federal obligations (if the interest on such obligations is exempt from state and local taxation under the laws of the United States).

NEW JERSEY TAX CONSIDERATIONS. It is anticipated that substantially all divi-dends paid by the New Jersey Tax-Free Income Portfolio will not be subject to New Jersey personal income tax. In accordance with the provisions of New Jersey law as currently in effect, distributions paid by a "qualified investment fund" will not be subject to the New Jersey personal income tax to the extent that the distributions are attributable to income received as interest or gain from New Jersey State-Specific Obligations, or as interest or gain from direct U.S. Government obligations. Distributions by a qualified investment fund that are attributable to most other sources will be subject to the New Jersey personal income tax. To be classified as a qualified investment fund, at least 80% of the Portfolio's investments must consist of New Jersey State-Specific Obliga-tions or direct U.S. Government obligations; it must have no investments other than interest-bearing obligations, obligations issued at a discount, and cash and cash items (including receivables); and it must satisfy certain reporting obligations and provide certain information to its shareholders. Shares of the Portfolio are not subject to property taxation by New Jersey or its political subdivisions.

The New Jersey personal income tax is not applicable to corporations. For all corporations subject to the New Jersey Corporation Business Tax, dividends and distributions from a "qualified investment fund" are included in the net income tax base for purposes of computing the Corporation Business Tax. Furthermore, any gain upon the redemption or sale of shares by a corpo-rate shareholder is also included in the net income tax base for purposes of computing the Corporation Business Tax.

OHIO TAX CONSIDERATIONS. Individuals and estates that are subject to Ohio per-sonal income tax or municipal or school district income taxes in Ohio will not be subject to such taxes on distributions from the Ohio Tax-Free Income Portfo-lio to the extent that such distributions are properly attributable to interest on Ohio Municipal Obligations or obligations issued by the U.S. Government, its agencies, instrumentalities or territories (if the interest on such obligations is exempt from state income taxation under the laws of the United States) ("U.S. Obligations"), if (a) the Portfolio continues to qualify as a regulated investment company for Federal income tax purposes and (b) at all times at least 50% of the value of the total assets of the Portfolio consists of Ohio Municipal Obligations or similar obligations of other states or their subdivi-sions. Corporations that are subject to the Ohio corporation franchise tax will not have to include distributions from the Ohio Tax-Free Income Portfolio in their net income base for purposes of calculating their Ohio corporation fran-chise tax liability to the extent that such distributions either constitute ex-empt-interest dividends for Federal income tax purposes or are properly attrib-utable to interest on Ohio Municipal Obligations or U.S. Obligations. However, Shares of the Ohio Tax-Free Income Portfolio will be included in a corpora-tion's net worth base for purposes of calculating the Ohio corporation fran-chise tax. Distributions properly attributable to gain on the sale, exchange or other disposition of Ohio Municipal Obligations will not be subject to the Ohio personal income tax, or municipal or school district income taxes in Ohio and will not be included in the net income base of the Ohio corporation franchise tax. Distributions attributable to other sources will be subject to the Ohio personal income tax and the Ohio corporation franchise tax.

How Is The Fund Organized?
--------------------------------------------------------------------------------
The Fund was organized as a Massachusetts business trust on December 22, 1988 and is registered under the 1940 Act as an open-end management investment com-pany. On January 12, 1996 the Fund changed its name from The PNC(R) Fund to Compass Capital Funds. The Declaration of Trust authorizes the Board of Trust-ees to classify and reclassify any unissued shares into one or more classes of shares. Pursuant to this authority, the Trustees have authorized the issuance of an unlimited number of shares in twenty-eight investment portfolios. Each Portfolio, except the Intermediate Bond, Managed Income and Ohio Tax-Free In-come Portfolios, offers five separate classes of shares--Institutional Shares, Service Shares, Investor A Shares, Investor B Shares and Investor C Shares. The Intermediate Bond, Managed Income and Ohio Tax-Free Income Portfolios offer In-stitutional Shares, Service Shares and Investor A Shares and, in addition, the Ohio Tax-Free Income Portfolio offers Investor B Shares. This prospectus re-lates only to Investor Shares of the ten Portfolios described herein.

Shares of each class bear their pro rata portion of all operating expenses paid by a Portfolio, except transfer agency fees and amounts payable under the Fund's Distribution and Service Plan. In addition, each class of Investor Shares is sold with different sales charges. Because of these "class expenses" and sales charges, the performance of a Portfolio's Institutional Shares is ex-pected to be higher than the performance of the Portfolio's Service Shares, and the performance of both the Institutional Shares and Service Shares of a Port-folio is expected to be higher than the performance of the Portfolio's classes of Investor Shares. The Fund offers various services and privileges in connec-tion with its Investor Shares that are not generally offered in connection with its Institutional and Service Shares, including an automatic investment plan, automatic withdrawal plan and checkwriting. For further information regarding the Fund's Service and Investor Share classes, contact PFPC at (800) 441-7764 (Service Shares) or (800) 441-7762 (Investor Shares).

Each share of a Portfolio has a par value of $.001, represents an interest in that Portfolio and is entitled to the dividends and distributions earned on that Portfolio's assets as are declared in the discretion of the Board of Trustees. The Fund's shareholders are entitled to one vote for each full share held and proportionate fractional votes for fractional shares held, and will vote in the aggregate and not by class, except where otherwise required by law or as determined by the Board of Trustees. The Fund does not currently intend to hold annual meetings of shareholders for the election of trustees (except as required under the 1940 Act). For a further discussion of the voting rights of shareholders, see "Additional Information Concerning Shares" in the Statement of Additional Information.

On December 18, 1995, PNC Bank held of record approximately 77% of the Fund's outstanding shares, as trustee on behalf of individual and institutional in-vestors, and may be deemed a controlling person of the Fund under the 1940 Act. PNC Bank is a subsidiary of PNC Bank Corp., a multi-bank holding company.

How Is Performance Calculated?
--------------------------------------------------------------------------------
Performance information for Institutional Shares of the Portfolios may be quoted in advertisements and communications to shareholders. Total return will be calculated on an average annual total return basis for various periods. Av-erage annual total return reflects the average annual percentage change in value of an investment in Institutional Shares of a Portfolio over the measur-ing period. Total return may also be calculated on an aggregate total return basis. Aggregate total return reflects the total percentage change in value over the measuring period. Both methods of calculating total return assume that dividend and capital gain distributions made by a Portfolio with respect to its Institutional Shares are reinvested in Institutional Shares.

The yield of Institutional Shares is computed by dividing the Portfolio's net income per share allocated to its Institutional Shares during a 30-day (or one month) period by the net asset value per share on the last day of the period and annualizing the result on a semi-annual basis. Each Tax-Free Portfolio's "tax-equivalent yield" may also be quoted, which shows the level of taxable yield needed to produce an after-tax equivalent to a Portfolio's tax-free yield. This is done by increasing the Portfolio's yield (calculated above) by the amount necessary to reflect the payment of Federal and/or state income tax at a stated tax rate.

The performance of a Portfolio's Institutional Shares may be compared to the performance of other mutual funds with similar investment objectives and to relevant indices, as well as to ratings or rankings prepared by independent services or other financial or industry publications that monitor the perfor-mance of mutual funds. For example, the performance of a Portfolio's Institu-tional Shares may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. and Weisenberger Investment Company Service, and with the performance of the Lehman GMNA Index, the T-Bill Index and the "stocks, bonds and inflation index" published annually by Ibbotson As-sociates and the Lehman Government Corporate Bond Index, as well as the bench-marks attached to this Prospectus. Performance information may also include evaluations of the Portfolios and their Institutional Shares published by na-tionally recognized ranking services, and information as reported in financial publications such as Business Week, Fortune, Institutional Investor, Money Mag-azine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in publications of a local or regional nature.

In addition to providing performance information that demonstrates the actual yield or return of Institutional Shares of a particular Portfolio, a Portfolio may provide other information demonstrating hypothetical investment returns. This information may include, but is not limited to, illustrating the com-pounding effects of a dividend in a dividend reinvestment plan or the impact of tax-deferred investing.

Performance quotations for shares of a Portfolio represent past performance and should not be considered representative of future results. The investment re-turn and principal value of an investment in a Portfolio will fluctuate so that an investor's Institutional Shares, when redeemed, may be worth more or less than their original cost. Since performance will fluctuate, performance data for Institutional Shares of a Portfolio cannot necessarily be used to compare an investment in such shares with bank deposits, savings accounts and similar in-vestment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operat-ing expenses and market conditions. Any fees charged by brokers or other insti-tutions directly to their customer accounts in connection with investments in Institutional Shares will not be included in the Portfolio performance calcula-tions.

How Can I Get More Information?
--------------------------------------------------------------------------------
We believe that it is essential for shareholders to have access to information regarding their investment 24 hours a day, 7 days a week.The COMPASS CAPITAL FUNDS have an investor information line that can provide such access.

In addition to account information, other sources of information regarding each COMPASS CAPITAL Portfolio and its portfolio holdings, strategy and current div-idend and performance levels are available.

By selecting the appropriate source of information as listed below, investors can receive additional information on the COMPASS CAPITAL Portfolios by either using a toll-free number or through electronic access:

For Performance and Portfolio Management Questions dial (800) FUTURE4.

For Information Related to Share Purchases and Redemptions call COMPASS CAPITAL FUNDS at (800) 441-7450.

For Questions about Shareholder Accounts and Balances held directly at the Fund, call (800) 441-7764.

Information is also available on the Internet through the World Wide Web. Shareholders and investment professionals may access portfolio information, portfolio manager updates and market data by accessing http://www.compassfunds.com.

                                    APPENDIX

COMPASS CAPITAL  	PERFORMANCE
   PORTFOLIO      	BENCHMARK		  DESCRIPTION
Short Government Bond    Merrill 1-3 Year         Treasuries with maturities ranging from 1
                         Treasury Index           to 2.99 years
Intermediate Government  Lehman Brothers          Treasury and agency issues in the Lehman
Bond                     Intermediate Government  Aggregate, excluding maturities above 9.99 years
Intermediate Bond        Lehman Brothers          Treasury, agency and corporate issues in
                         Intermediate Gov't/Corp  the Lehman Aggregate, excluding maturities above 9.99 years
Core Bond                Lehman Aggregate         The Lehman Aggregate contains issues that
                                                  meet the following criteria:
                                                  . At least $100 million par amount
                                                    outstanding for entry and exit
                                                  . Rated investment grade (at least Baa-3)
                                                    by Moody's or S&P (if not rated by
                                                    Moody's)
                                                  . At least one year at maturity
                                                  . Coupon must have a fixed rate
                                                  . Excludes CMOs, ARMs, manufactured homes,
                                                    non-agency bonds, buydowns, graduated
                                                    equity mortgages, project loans and non-
                                                    conforming ("jumbo") mortgages
                                                  . As of June 1995, the composition of the
                                                    Lehman Brothers Aggregate Index is:
                                                  54% allocation to Treasury and government
                                                  securities
                                                  28% allocation to mortgage-backed
                                                  securities
                                                  18% allocation to corporate and asset-
                                                  backed securities
Managed Income           Salomon BIG              Very similar to the Lehman Aggregate, the
                                                  Salomon BIG is a market-weighted index
                                                  comprised of U.S. Treasury, government-
                                                  sponsored, investment grade corporate (Baa-
                                                  3/BBB- or better), mortgage- and asset-
                                                  backed securities.
                                                  . Issues comprising the index have an
                                                    average life of at least 1 year, with no
                                                    maximum maturity
                                                  . Corporate and government-sponsored issues
                                                    have a minimum face amount of $100
                                                    million to qualify for entry, and a
                                                    minimum of $75 million face amount to
                                                    exit
                                                  . Treasury and mortgage issues have a
                                                    minimum face amount of $1 billion for
                                                    both entry and exit
                                                  . Excludes CMOs, ARMs, manufactured homes,
                                                    non-agency bonds, buydowns, graduated
                                                    equity mortgages, project loans and non-
                                                    conforming ("jumbo") mortgages
                                                  . As of June 1995, the composition of the
                                                    Index is:
                                                  53% allocation to Treasury and government
                                                  securities
                                                  29% allocation to mortgage-backed
                                                  securities
                                                  18% allocation to corporate and asset-
                                                  backed securities
International Bond       Salomon Non-U.S. Hedged  A market-capitalization weighted benchmark
                         World Government Bond    that tracks the performance of the 13
                         Index                    Government bond markets of Australia,
                                                  Austria, Belgium, Canada, Denmark, France,
                                                  Germany, Italy, Japan, the Netherlands,
                                                  Spain, Sweden and the United Kingdom. The
                                                  currency-hedged return is computed by using
                                                  a rolling one-month forward exchange
                                                  contract as a hedging instrument.
Tax-Free Income          Lehman Municipal Bond    All of the bonds in the following Municipal
                         Index                    Indices possess the following
                                                  characteristics:
                                                  . A minimum credit rating of Baa-3
                                                  . Outstanding par value of at least $3
                                                    million
                                                  . Must be issued as part of a deal of at
                                                    least $50 million
                                                  . Individual bonds must have been issued
                                                    within the last 5 years
                                                  . Remaining maturity of not less than one
                                                    year
                                                  Excludes bonds subject to the alternative
                                                  minimum tax (AMT), taxable municipal bonds,
                                                  and floating-rate or zero coupon municipal
                                                  bonds
Pennsylvania Tax-Free    Lehman Local GO Index    Local general obligation bonds
Income
New Jersey Tax-Free      Lehman Local GO Index    Local general obligation bonds
Income
Ohio Tax-Free Income     Lehman Local GO Index    Local general obligation bonds

The Compass Capital Funds
-------------------------------------------------------------------------------
NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTA-TIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE STATEMENT OF ADDITIONAL IN-FORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH REPRESENTATIONS MUST NOT
BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR
IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                               ----------------

SHORT GOVERNMENT BOND PORTFOLIO

INTERMEDIATE GOVERNMENT BOND PORTFOLIO

INTERMEDIATE BOND PORTFOLIO

CORE BOND PORTFOLIO

MANAGED INCOME PORTFOLIO

INTERNATIONAL BOND PORTFOLIO

TAX-FREE INCOME PORTFOLIO

PENNSYLVANIA TAX-FREE INCOME PORTFOLIO

NEW JERSEY TAX-FREE INCOME PORTFOLIO

OHIO TAX-FREE INCOME PORTFOLIO


                                   THE BOND
                                  PORTFOLIOS

                             INSTITUTIONAL SHARES



                                  Prospectus

                               January 16, 1996

                            COMPASS CAPITAL FUNDS(R)
                          (FORMERLY, THE PNC(R) FUND)
                             (SERVICE SHARES OF THE
                        SHORT GOVERNMENT BOND PORTFOLIO,
                       INTERMEDIATE GOVERNMENT PORTFOLIO,
                          INTERMEDIATE BOND PORTFOLIO,
                              CORE BOND PORTFOLIO,
                           MANAGED INCOME PORTFOLIO,
                         INTERNATIONAL BOND PORTFOLIO,
                           TAX-FREE INCOME PORTFOLIO,
                    PENNSYLVANIA TAX-FREE INCOME PORTFOLIO,
                    NEW JERSEY TAX-FREE INCOME PORTFOLIO AND
                        OHIO TAX-FREE INCOME PORTFOLIO)
                             CROSS REFERENCE SHEET



           FORM N-1A ITEM                               LOCATION
           --------------                               --------

           PART A                                       PROSPECTUS

     1.    Cover page.............................      Cover Page

     2.    Synopsis...............................      What Are The
                                                        Expenses Of  The
                                                        Portfolios?

     3.    Condensed Financial Information........      What Are The Portfolios'
                                                        Financial Highlights?

     4.    General Description of Registrant......      Cover Page; What Are The
                                                        Portfolios?; What
                                                        Additional Investment
                                                        Policies Apply?; What
                                                        Are The Portfolios'
                                                        Fundamental Investment
                                                        Limitations?

     5.    Management of the Fund.................      Who Manages The Fund?

     5A.   Managements Discussion of Fund
            Performance...........................      Inapplicable

     6.    Capital Stock and Other Securities.....      How Frequently Are
                                                        Dividends And
                                                        Distributions Made To
                                                        Investors?; How Are Fund
                                                        Distributions Taxed?;
                                                        How Is The Fund
                                                        Organized?

     7.    Purchase of Securities Being Offered...      How Are Shares Purchased
                                                        And Redeemed?; How Is
                                                        Net Asset Value
                                                        Calculated?; How Is The
                                                        Fund Organized?

     8.    Redemption or Repurchase...............      How Are Shares Purchased
                                                        and Redeemed?

     9.    Legal Proceedings......................      Inapplicable

[ART]

PROSPECTUS

        BOND
        PORTFOLIOS

        Service
        Shares


        COMPASS
        --------------------
        [LOGO] CAPITAL FUNDS


N O T    Investments are not FDIC insured, are
FDIC     not deposits or obligations of any bank,
INSURED  and involve risk including
         possible loss of principal.

The Bond Portfolios Service Shares                             January 16, 1996
-------------------------------------------------------------------------------
                 Compass Capital Funds SM ("Compass Capital" or the "Fund") consist of twenty-eight investment portfolios. This Prospec-tus describes the Service Shares of ten of those portfolios (the "Portfolios"):

                  Short Government Bond Portfolio
                  Intermediate Government Bond Portfolio
                  Intermediate Bond Portfolio
                  Core Bond Portfolio
                  Managed Income Portfolio
                  International Bond Portfolio
                  Tax-Free Income Portfolio
                  Pennsylvania Tax-Free Income Portfolio
                  New Jersey Tax-Free Income Portfolio
                  Ohio Tax-Free Income Portfolio

                 This Prospectus contains information that a prospective in-vestor needs to know before investing. Please keep it for fu-ture reference. A Statement of Additional Information dated January 16, 1996 has been filed with the Securities and Ex-change Commission (the "SEC"). The Statement of Additional Information may be obtained free of charge from the Fund by calling (800) 441-7764. The Statement of Additional Informa-tion, as supplemented from time to time, is incorporated by reference into this Prospectus.

                 SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND ARE NOT INSURED BY, GUARANTEED BY, OB-LIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RE-SERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENTS IN THE PORTFOLIOS INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURI-TIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CON-TRARY IS A CRIMINAL OFFENSE. SHARES OF THE STATE-SPECIFIC TAX-FREE PORTFOLIOS ARE INTENDED ONLY FOR RESIDENTS OF THE RESPECTIVE STATES INDICATED.

The Bond Portfolios Of Compass Capital Funds
--------------------------------------------------------------------------------

              The Bond Portfolios of COMPASS CAPITAL FUNDS consist of ten in-vestment portfolios that provide investors with a broad spectrum of investment alternatives within the fixed income sector. Six of these Portfolios invest in taxable bonds, and four of these Portfolios invest in tax-exempt bonds. A detailed description of each Portfolio begins on page 22.

              COMPASS CAPITAL PORTFOLIO         PERFORMANCE BENCEMARK                  LIPPER PEER GROUP
              Short Government Bond             Merrill 1-3 Year Treasury              Short U.S. Government
                                                  Index

              Intermediate Government           Lehman Brothers                        Intermediate U.S.
                Bond                              Intermediate Government                Government

              Intermeditate Bond                Lehman Brothers                        Intermediate
                                                  Intermediate                           Government/Corporate
                                                  Government/Corporate

              Core Bond                         Lehman Aggregate                       Intermediate Investment
                                                                                         Grade Debt

              Managed Income                    Salomon BIG                            Corporate Debt A-Rated
              International Bond                Salomon Non-U.S. Hedged                General World Income
                                                  World Government Bond
                                                  Index

              Tax-Free Income                   Lehman Municipal Bond                  General Municipal Debt
                                                  Index

              PA Tax-Free Income                Lehman Local GO Index                  PA Municipal Debt
              NJ Tax-Free Income                Lehman Local GO Index                  NJ Municipal Debt
              OH Tax Free Income                Lehman Local GO Index                  OH Municipal Debt


              PNC Asset Management Group, Inc. ("PAMG") serves as the Fund's investment adviser. BlackRock Financial Management, Inc. ("BlackRock") serves as sub-adviser to each Portfolio except the International Bond Portfolio, which is sub-advised by Morgan Grenfell Investment Services Limited ("Morgan Grenfell").

UNDERSTANDING This Prospectus has been crafted to provide detailed, accurate
THE COMPASS   and comprehensive information on the Compass Capital Portfolios.
CAPITAL       We intend this document to be an effective tool as you explore
BOND          different directions in fixed income investing. You may wish to
PORTFOLIOS    use the table of contents on page 5 to find descriptions of the
              Portfolios, including the investment objectives, portfolio man-agement styles, risks and charges and expenses.

CONSIDERING      There can be no assurance that any mutual fund will achieve
THE RISKS IN     its investment objective. Some or all of the Portfolios may
BOND INVESTING   purchase mortgage-related, asset-backed, foreign and illiquid securities; enter into repurchase and reverse repurchase agreements and engage in leveraging techniques; lend portfo-lio securities to third parties; and enter into futures con-tracts and options. Each of the Pennsylvania, New Jersey and Ohio Tax-Free Income Portfolios (the "State-Specific Tax-Free
                 Portfolios") concentrates in the securities of issuers lo-cated in a particular state, and is non-diversified, which means that its performance may be dependent upon the perfor-mance of a smaller number of securities than the other Port-folios, which are considered diversified. See "What Addi-tional Investment Policies And Risks Apply?"

INVESTING IN     For information on how to purchase and redeem shares of the
THE COMPASS      Portfolios, see "How Are Shares Purchased And Redeemed?" and
CAPITAL FUNDS    "What Special Purchase And Redemption Procedures May Apply?"

Asking The Key Questions
--------------------------------------------------------------------------------

                                                                          PAGE
            What Are The Expenses Of The Portfolios?.....................   6
            What Are The Portfolios' Financial Highlights?...............  11
            What Are The Portfolios?.....................................  22
            What Are The Differences Among The Portfolios?...............  23
            What Types of Securities Are In The Portfolios?..............  24
            What Are The Portfolios' Fundamental Investment
             Limitations?................................................  25
            What Additional Investment Policies And Risks Apply?.........  26
            Who Manages The Fund?........................................  38
            How Are Shares Purchased And Redeemed?.......................  43
            What Special Purchase And Redemption Procedures May Apply?...  45
            How Is Net Asset Value Calculated?...........................  47
            How Frequently Are Dividends And Distributions Made To
             Investors?..................................................  48
            How Are Fund Distributions Taxed?............................  49
            How Is The Fund Organized?...................................  53
            How Is Performance Calculated?...............................  54
            How Can I Get More Information?..............................  56

What Are The Expenses Of The Portfolios?
-------------------------------------------------------------------------------
Below is a summary of the annual operating expenses expected to be incurred by Service Shares of the Portfolios after fee waivers for the current fiscal year ending September 30, 1996 as a percentage of average daily net assets. An ex-ample based on the summary is also shown.

                                     SHORT         INTERMEDIATE   INTERMEDIATE
                                GOVERNMENT BOND  GOVERNMENT BOND      BOND
                                   PORTFOLIO        PORTFOLIO      PORTFOLIO
ANNUAL PORTFOLIO OPERATING
 EXPENSES (AS A PERCENTAGE OF
 AVERAGE NET ASSETS)
Advisory fees (after fee
 waivers)(/1/)                              .30%             .30%         .30%
Other operating expenses                    .55              .55          .55
                                        --------         --------       ------
 Administration fees (after fee
  waivers)(/1/)                     .15              .15            .13
 Shareholder servicing fees         .15              .15            .15
 Other expenses                     .25              .25            .27
                                -------          -------          -----
Total Portfolio operating
 expenses (after fee
 waivers)(/1/)                              .85%             .85%         .85%
                                        ========         ========       ======

(1) Without waivers, advisory fees would be .50% and administration fees would be .23% for each Portfolio. PAMG and the Portfolios' administrators are under no obligation to waive fees or reimburse expenses, but have informed the Fund that they expect to waive fees and reimburse expenses during the remainder of the current fiscal year as necessary to maintain the Portfo-lios' total operating expenses at the levels set forth in the table. The information in the table is based on the advisory and administration fees and other expenses payable after fee waivers for the fiscal year ended September 30, 1995, as restated to reflect current expenses and fee waiv-ers. Without waivers, "Other operating expenses" would be .63%, .63% and .65%, respectively, and "Total Portfolio operating expenses" would be 1.13%, 1.13% and 1.15%, respectively.

--------------------------------------------------------------------------------

                                                              MANAGED INCOME
                                               CORE PORTFOLIO   PORTFOLIO
ANNUAL PORTFOLIO OPERATING EXPENSES
 (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Advisory fees (after fee waivers)(/1/)                   .30%           .35%
Other operating expenses                                 .55            .53
                                                      -------        -------
 Administration fees (after fee waivers)(/1/)     .15            .12
 Shareholder servicing fees                       .15            .15
 Other expenses                                   .25            .26
                                               ------         ------
Total Portfolio operating expenses (after fee
 waivers)(/1/)                                           .85%           .88%
                                                      =======        =======

(1) Without waivers, advisory fees would be .50% and administration fees would be .23% for each Portfolio. PAMG and the Portfolios' administrators are un-der no obligation to waive fees or reimburse expenses, but have informed the Fund that they expect to waive fees and reimburse expenses during the remainder of the current fiscal year as necessary to maintain the Portfo-lios' total operating expenses at the levels set forth in the table. The information in the table is based on the advisory and administration fees and other expenses payable after fee waivers for the fiscal year ended Sep-tember 30, 1995, as restated to reflect current expenses and fee waivers. Without waivers, "Other operating expenses" would be .63% and .64%, respec-tively, and "Total Portfolio operating expenses" would be 1.13% and 1.14%, respectively.

-------------------------------------------------------------------------------

                                                                 PENNSYLVANIA
                          INTERNATIONAL BOND  TAX-FREE INCOME  TAX-FREE INCOME
                               PORTFOLIO         PORTFOLIO        PORTFOLIO
ANNUAL PORTFOLIO
 OPERATING EXPENSES (AS
 A PERCENTAGE OF AVERAGE
 NET ASSETS)
Advisory fees (after fee
 waivers)(/1/)                           .55%             .30%             .30%
Other operating expenses                 .73              .55              .55
                                   ----------         --------         --------
 Administration fees
  (after fee
  waivers)(/1/)                .15                .13              .13
 Shareholder servicing
  fee                          .15                .15              .15
 Other expenses                .43                .27              .27
                          --------            -------          -------
Total Portfolio
 operating expenses
 (after fee
 waivers)(/1/)                          1.28%             .85%             .85%
                                   ==========         ========         ========

(1) Without waivers, advisory fees would be .55%, .50% and .50%, respectively, and administration fees would be .23% for each Portfolio. In addition, the Expense Summary reflects reimbursements made to the Tax-Free Income Port-folio by the adviser. PAMG and the Portfolio's administrators are under no obligation to waive fees or reimburse expenses, but have informed the Fund that they expect to waive fees and reimburse expenses during the remainder of the current fiscal year as necessary to maintain the Portfolios' total operating expenses at the levels set forth in the table. The information in the table is based on the advisory and administration fees and other expenses payable after fee waivers for the fiscal year ended September 30, 1995, as restated to reflect current expenses and fee waivers. Without waivers, "Other operating expenses" would be .81%, .65% and .65%, respec-tively, and "Total Portfolio operating expenses" would be 1.36%, 1.15% and 1.15%, respectively.

--------------------------------------------------------------------------------

                                               NEW JERSEY    OHIO
                                                TAX-FREE   TAX-FREE
                                                 INCOME     INCOME
                                               PORTFOLIO  PORTFOLIO
ANNUAL PORTFOLIO OPERATING EXPENSES
 (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Advisory Fees (after fee waivers)(/1/)               .30%       .30%
Other operating expenses                             .55        .55
                                                    -----      -----
 Administration fees (after fee waivers)(/1/)   .10        .10
 Shareholder servicing fees                     .15        .15
 Other expenses                                 .30        .30
                                               ----       ----
Total Portfolio operating expenses (after fee
 waivers)(/1/)                                       .85%       .85%
                                                    =====      =====

(1) Without waivers, advisory fees would be .50% and administration fees would be .23% for each Portfolio. PAMG and the Portfolios' administrators are un-der no obligation to waive fees or reimburse expenses, but have informed the Fund that they expect to waive fees and reimburse expenses during the remainder of the current fiscal year as necessary to maintain the Portfo-lios' total operating expenses at the levels set forth in the table. The information in the tables is based on the advisory and administration fees and other expenses payable after fee waivers for the fiscal year ended Sep-tember 30, 1995, as restated to reflect current expenses and fee waivers. Without waivers, "Other operating expenses" would be .68% and .68%, respec-tively, and "Total Portfolio operating expenses" would be 1.18% and 1.18%, respectively.

EXAMPLE

An investor in Service Shares would pay the following expenses on a $1,000 in-vestment assuming (1) 5% annual return, and (2) redemption at the end of each time period:

                                      ONE YEAR THREE YEARS FIVE YEARS TEN YEARS
Short Government Bond Portfolio         $ 9        $27        $47       $105
Intermediate Government Bond
 Portfolio                                9         27         47        105
Intermediate Bond Portfolio               9         27         47        105
Core Bond Portfolio                       9         27         47        105
Managed Income Portfolio                  9         28         49        108
International Bond Portfolio             13         41         70        155
Tax-Free Income Portfolio                 9         27         47        105
Pennsylvania Tax-Free Income
 Portfolio                                9         27         47        105
New Jersey Tax-Free Income Portfolio      9         27         47        105
Ohio Tax-Free Income Portfolio            9         27         47        105

The foregoing Tables and Example are intended to assist investors in under-standing the costs and expenses that an investor in the Portfolios will bear either directly or indirectly. They do not reflect any charges that may be im-posed by brokers or other institutions directly on their customer accounts in connection with investments in the Portfolios.

THE EXAMPLE SHOWN ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE IN-VESTMENT RETURN OR OPERATING EXPENSES. ACTUAL INVESTMENT RETURN AND OPERATING EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

What Are The Portfolios' Financial Highlights?
--------------------------------------------------------------------------------
              The following financial information has been derived from the financial statements incorporated by reference into the State-ment of Additional Information and, except for the period March
              1, 1995 through August 31, 1995 with respect to the Interna-tional Bond Portfolio and the New Jersey Tax-Free Income Portfo-lio, has been audited by the Portfolios' independent accountant (or former accountants with respect to the Short Government Bond and Core Bond Portfolios). This financial information should be read together with those financial statements. For the periods shown, the Short Government Bond Portfolio and Core Bond Portfo-lio offered only one class of shares to institutional investors, and the New Jersey Tax-Free Income Portfolio and International Bond Portfolio offered one class of shares to both institutional and retail investors. Further information about the performance of the Portfolios is available in the Fund's annual shareholder reports. Both the Statement of Additional Information and the annual shareholder reports may be obtained from the Fund free of charge by calling (800) 441-7764.

Financial Highlights
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                        SHORT GOVERNMENT BOND PORTFOLIO+
                   (FORMERLY, THE SHORT-TERM BOND PORTFOLIO)

                                     YEAR          YEAR      JULY 17, 1992(*)
                                     ENDED         ENDED         THROUGH
                                 JUNE 30, 1995 JUNE 30, 1994  JUNE 30, 1993
PER SHARE OPERATING
 PERFORMANCE:
Net asset value, beginning of
 period                             $  9.71       $  9.96        $ 10.00
                                    -------       -------        -------
 Net investment income (net of
  $.014, $.011 and $.005
  respectively, of interest
  expense)(**)                         0.58          0.48           0.51
 Net realized and unrealized
  loss on investments                  0.13         (0.25)         (0.06)
                                    -------       -------        -------
Net increase from investment
 operations                            0.71          0.23           0.45
                                    -------       -------        -------
Dividends from net investment
 income                               (0.58)        (0.48)         (0.49)
Distributions from net realized
 capital gains                        (0.01)          - -            - -
                                    -------       -------        -------
 Total dividends and
  distributions                       (0.59)        (0.48)         (0.49)
                                    -------       -------        -------
NET ASSET VALUE, END OF PERIOD      $  9.83       $  9.71        $  9.96
                                    =======       =======        =======
Total investment return(***)           6.99%         2.33%          4.63%
RATIOS TO AVERAGE NET ASSETS:
Expenses(**)                           0.57%         0.57%          0.56%(****)
Net investment income(**)              6.08%         4.70%          5.32%(****)
SUPPLEMENTAL DATA:
Average net assets (in
 thousands)                         $34,236       $36,686        $67,540
Portfolio turnover                      586%          455%           513%
Net assets, end of period (in
 thousands)                         $44,486       $31,265        $51,611

+ This Portfolio commenced operations on July 17, 1992 as the Short Duration Portfolio, a separate investment portfolio (the "Predecessor Short Govern-ment Bond Portfolio") of The BFM Institutional Trust Inc., which was orga-nized as a Maryland business corporation. On January 12, 1996, the assets and liabilities of the Predecessor Short Government Bond Portfolio were transferred to this Portfolio, and were combined with the assets of a pre-existing portfolio investment maintained by the Fund.
(*) Commencement of investment operations.
(**) The investment adviser of the Predecessor Short Government Bond Portfolio waived fees amounting to $102,707 and $110,232 and reimbursed expenses amounting to $61,195 and $55,582, for the periods ended June 30, 1995 and June 30, 1994, respectively. For the period July 17, 1992 through June 30, 1993, the administrator of the Predecessor Short Bond Portfolio waived fees amounting to $64,580. If all expenses had been borne, the expense ra-tios would have been 1.05%, 1.02% and 0.66% for the periods ended June 30, 1995, June 30, 1994 and June 30, 1993, respectively. The net investment income ratios would have been 5.60%, 4.25% and 5.22% for the periods ended June 30, 1995, June 30, 1994 and June 30, 1993, respectively. The net in-vestment income on a per share basis would have been $0.53, $0.43 and $0.49 for the periods ended June 30, 1995, June 30, 1994 and June 30, 1993, respectively.
(***) Total investment return is calculated assuming a purchase of common stock at net asset value per share on the first day and a sale at net asset value per share on the last day of the period reported. Dividends are as-sumed, for purposes of this calculation, to be reinvested at the net as-set value per share on the payment date. Total investment return does not reflect sales load on Investor Shares.
(****) Annualized.

--------------------------------------------------------------------------------
(FOR A SERVICE SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                     INTERMEDIATE GOVERNMENT BOND PORTFOLIO
               (FORMERLY, THE INTERMEDIATE GOVERNMENT PORTFOLIO)

                                                                    FOR THE
                                                                    PERIOD
                                                YEAR     YEAR     7/29//93/1/
                                                ENDED    ENDED      THROUGH
                                               9/30/95  9/30/94     9/30/93
NET ASSET VALUE AT BEGINNING OF PERIOD         $  9.64  $ 10.60     $ 10.45
                                               -------  -------     -------
Income from investment operations
 Net investment income                            0.56     0.53        0.09
 Net gain (loss) on investments (both realized
  and unrealized)                                 0.37    (0.86)       0.15
                                               -------  -------     -------
 Total from investment operations                 0.93    (0.33)       0.24
                                               -------  -------     -------
LESS DISTRIBUTIONS
 Distributions from net investment income        (0.55)   (0.53)      (0.09)
 Distributions from net realized capital gains     - -    (0.10)        - -
                                               -------  -------     -------
 Total distributions                             (0.55)   (0.63)      (0.09)
                                               -------  -------     -------
NET ASSET VALUE AT END OF PERIOD               $ 10.02  $  9.64     $ 10.60
                                               =======  =======     =======
Total return                                      9.99%   (3.31)%      2.30%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in thousands)    $49,762  $60,812     $15,035
 Ratios of expenses to average net assets
 After advisory/administration fee waivers        0.69%    0.65%       0.67%/2/
 Before advisory/administration fee waivers       1.06%    1.05%       0.75%/2/
 Ratios of net investment income to average
  net assets
 After advisory/administration fee waivers        5.67%    5.30%       5.14%/2/
 Before advisory/administration fee waivers       5.30%    4.90%       5.06%/2/
PORTFOLIO TURNOVER RATE                            247%       9%         80%

/1/Commencement of operations.
/2/Annualized.

--------------------------------------------------------------------------------
(FOR A SERVICE SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                          INTERMEDIATE BOND PORTFOLIO
                (FORMERLY, THE INTERMEDIATE-TERM BOND PORTFOLIO)

                                                                    FOR THE
                                                                    PERIOD
                                                YEAR     YEAR     9/29//93/1/
                                                ENDED    ENDED      THROUGH
                                               9/30/95  9/30/94     9/30/93
NET ASSET VALUE AT BEGINNING OF PERIOD         $  9.05  $ 10.01     $ 9.99
                                               -------  -------     ------
Income from investment operations
 Net investment income                            0.54     0.54        - -
 Net gain (loss) on investments (both realized
  and unrealized)                                 0.38    (0.91)      0.02
                                               -------  -------     ------
 Total from investment operations                 0.92    (0.37)      0.02
                                               -------  -------     ------
LESS DISTRIBUTIONS
 Distributions from net investment income        (0.54)   (0.53)       - -
 Distributions from net realized capital gains     - -    (0.06)       - -
                                               -------  -------     ------
 Total distributions                             (0.54)   (0.59)       - -
                                               -------  -------     ------
NET ASSET VALUE AT END OF PERIOD               $  9.43  $  9.05     $10.01
                                               =======  =======     ======
Total return                                     10.46%   (3.80)%     0.20%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in thousands)    $36,718  $35,764     $   91
 Ratios of expenses to average net assets
 After advisory/administration fee waivers        0.74%    0.70%      0.70%/2/
 Before advisory/administration fee waivers       1.09%    1.13%      1.09%/2/
 Ratios of net investment income to average
  net assets
 After advisory/administration fee waivers        5.90%    5.33%      4.35%/2/
 Before advisory/administration fee waivers       5.55%    4.90%      3.96%/2/
PORTFOLIO TURNOVER RATE                            262%      92%         4%

/1/Commencement of operations.
/2/Annualized.

--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                              CORE BOND PORTFOLIO+

                                     YEAR          YEAR      DECEMBER 9, 1992(*)
                                     ENDED         ENDED           THROUGH
                                 JUNE 30, 1995 JUNE 30, 1994    JUNE 30, 1993
PER SHARE OPERATING
 PERFORMANCE:
Net asset value, beginning of
 period                             $  9.36       $ 10.37          $10.00
                                    -------       -------          ------
 Net investment income (net of
  $.004, $.003 and $.001,
  respectively, of interest
  expense)(**)                         0.62          0.55            0.32
 Net realized and unrealized
  gains on investments                 0.50         (0.60)           0.37
                                    -------       -------          ------
Net (decrease) increase from
 investment operations                 1.12         (0.05)           0.69
                                    -------       -------          ------
Dividends from net investment
 income                               (0.62)        (0.55)          (0.32)
Distributions from net realized
 capital gains                        (0.01)        (0.41)
 Total dividends and
  distributions                       (0.63)        (0.96)          (0.32)
                                    -------       -------          ------
NET ASSET VALUE, END OF PERIOD      $  9.85       $  9.36          $10.37
                                    =======       =======          ======
Total investment return(***)          11.79%        (0.69)%          6.88%
RATIOS TO AVERAGE NET ASSETS:
Expenses(*)                            0.55%         0.55%           0.55%(****)
Net investment income(**)              6.62%         5.61%           5.57%(****)
SUPPLEMENTAL DATA:
Average net assets (in
 thousands)                         $16,247       $ 9,702          $6,622
Portfolio turnover                      435%          722%            354%
Net assets, end of period (in
 thousands)                         $32,191       $12,507          $7,803

+ This Portfolio commenced operations on December 9, 1992 as the Core Fixed Income Portfolio, a separate investment portfolio (the "Predecessor Core Bond Portfolio") of The BFM Institutional Trust Inc., which was organized as a Maryland business corporation. On January 12, 1996, the assets and liabil-ities of the Predecessor Core Bond Portfolio were transferred to this Port-folio, which had no prior operating history.
(*) Commencement of investment operations.
(**) The investment adviser of the Predecessor Core Bond Portfolio waived fees amounting to $56,894, $34,010 and $24,761 and reimbursed expenses amount-ing to $137,364, $137,179 and $0 for the periods ended June 30, 1995, June 30, 1994 and June 30, 1993, respectively. The administrator of the Prede-cessor Core Bond Portfolio waived fees amounting to $32,500 and $3,701 for the periods ended June 30, 1994 and June 30, 1993, respectively. For the period ended June 30, 1993, the custodian and transfer agent of the Prede-cessor Core Bond Portfolio waived fees amounting to $24,272 and $17,283, respectively. If the Predecessor Core Bond Portfolio had borne all ex-penses for the periods ended June 30, 1995, 1994 and 1993, the expense ra-tios would have been 1.75%, 2.65% and 2.44%, respectively; the net invest-ment income ratios would have been 5.43%, 3.51% and 3.68%, respectively; and the net investment income on a per share basis would have been $0.51, $0.34 and $0.22, respectively.
(***) Total investment return is calculated assuming a purchase of common stock at net asset value per share on the first day and a sale at net asset value per share on the last day of the period reported. Dividends are as-sumed, for purposes of this calculation, to be reinvested at the net as-set value per share on the payment date.
(****) Annualized.

--------------------------------------------------------------------------------
(FOR A SERVICE SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                            MANAGED INCOME PORTFOLIO


                                                                  FOR THE
                                                                   PERIOD
                                               YEAR     YEAR     7/29/93/1/
                                              ENDED     ENDED     THROUGH
                                             9/30/95   9/30/94    9/30/93
NET ASSET VALUE AT BEGINNING OF PERIOD       $   9.79  $ 11.17    $ 10.96
                                             --------  -------    -------
Income from investment operations
 Net investment income                           0.63     0.59       0.11
 Net gain (loss) on investments (both
  realized and unrealized)                       0.60    (1.18)      0.21
                                             --------  -------    -------
 Total from investment operations                1.23    (0.59)      0.32
                                             --------  -------    -------
LESS DISTRIBUTIONS
 Distributions from net investment income       (0.63)   (0.62)     (0.11)
 Distribution in excess of net investment
  income                                        (0.01)   (0.02)       - -
 Distributions from net realized capital
  gains                                           - -    (0.14)       - -
 Distributions in excess of net realized
  gains                                           - -    (0.01)       - -
                                             --------  -------    -------
 Total distributions                            (0.64)   (0.79)     (0.11)
                                             --------  -------    -------
NET ASSET VALUE AT END OF PERIOD             $  10.38  $  9.79    $ 11.17
                                             ========  =======    =======
Total return                                    12.97%   (5.49)%     2.93%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in thousands)  $116,846  $67,655    $15,322
 Ratios of expenses to average net assets
 After advisory/administration fee waivers       0.85%    0.80%      0.80%/2/
 Before advisory/administration fee waivers      1.05%    1.02%      0.84%/2/
 Ratios of net investment income to average
  net assets
 After advisory/administration fee waivers       6.14%    5.95%      5.83%/2/
 Before advisory/administration fee waivers      5.94%    5.73%      5.79%/2/
PORTFOLIO TURNOVER RATE                           203%      61%        72%

/1/Commencement of operations.
/2/Annualized.

--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                         INTERNATIONAL BOND PORTFOLIO+

                                PERIOD
                                 ENDED     YEAR     YEAR     YEAR     PERIOD
                                8/31/95    ENDED    ENDED    ENDED     ENDED
                              (UNAUDITED) 2/28/95  2/28/94  2/28/93  2/28/92**
NET ASSET VALUE AT BEGINNING
 OF PERIOD                      $ 10.52   $ 10.75  $ 10.76  $ 10.21   $ 10.00
                                -------   -------  -------  -------   -------
Income from investment
 operations
 Net investment income             0.39      0.62     0.65     0.52      0.31
 Net (loss) gain on
  investments (both realized
  and unrealized)                  0.55     (0.48)    0.46     0.47      0.26
                                -------   -------  -------  -------   -------
  Total from investment
   operations                      0.94     (0.14)    1.11     0.99      0.57
                                -------   -------  -------  -------   -------
LESS DISTRIBUTIONS
 Distributions from net
  investment income               (0.04)    (0.13)   (0.90)   (0.30)      - -
 Distributions from net
  realized capital gains            - -     (0.24)   (0.22)   (0.14)    (0.06)
                                -------   -------  -------  -------   -------
 In Excess of Net Realized
  Gains                             - -       - -      - -      - -     (0.30)
  Total distributions             (0.04)    (0.37)    1.12    (0.44)    (0.36)
                                -------   -------  -------  -------   -------
NET ASSET VALUE AT END OF
 PERIOD                         $ 11.42   $ 10.52  $ 10.75  $ 10.76   $ 10.21
                                =======   =======  =======  =======   =======
Total return                       8.96%*    1.50%   10.24%    9.55%     8.92%*
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period
  (in thousands)                $45,242   $45,657  $46,888  $38,257   $27,744
 Ratios of expenses to
  average net assets               1.18%*    1.24%    1.38%    1.30%     1.33%*
 Excluding waivers                 1.18%*    1.24%    1.38%    1.30%     1.37%*
 Ratios of net investment
  income to average net
  assets                           5.75%*    5.96%    6.00%    6.31%     6.79%*
 Excluding waivers                 5.75%*    5.96%    6.00%    6.31%     6.75%*
PORTFOLIO TURNOVER RATE              59%      131%     128%     115%      110%

+ This Portfolio commenced operations on July 1, 1991 as the Compass Interna-tional Fixed Income Fund, a separate investment portfolio (the "Predecessor International Bond Portfolio") of Compass Capital Group, which was organized as a Massachusetts business trust. It is expected that the assets and liabil-ities of the Predecessor International Bond Portfolio will be transferred to this Portfolio, which has no prior operating history, on or about February 10, 1996.
* Annualized.
** Commenced operations on July 1, 1991.

--------------------------------------------------------------------------------
(FOR A SERVICE SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                           TAX-FREE INCOME PORTFOLIO

                                                                    FOR THE
                                                                     PERIOD
                                                 YEAR     YEAR     7/29/93/1/
                                                 ENDED    ENDED     THROUGH
                                                9/30/95  9/30/94    9/30/93
NET ASSET VALUE AT BEGINNING OF PERIOD          $10.04   $11.31      $10.97
                                                ------   ------      ------
Income from investment operations
 Net investment income                            0.50     0.51        0.09
 Net gain (loss) on investments (both realized
  and unrealized)                                 0.59    (0.93)       0.34
                                                ------   ------      ------
 Total from investment operations                 1.09    (0.42)       0.43
                                                ------   ------      ------
LESS DISTRIBUTIONS
 Distributions from net investment income        (0.50)   (0.51)      (0.09)
 Distributions from net realized capital gains   (0.02)   (0.34)        - -
                                                ------   ------      ------
 Total distributions                             (0.52)   (0.85)      (0.09)
                                                ------   ------      ------
NET ASSET VALUE AT END OF PERIOD                $10.61   $10.04      $11.31
                                                ======   ======      ======
Total return                                     11.24%   (4.02)%      3.92%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in thousands)     $4,713   $2,109      $  634
 Ratios of expenses to average net assets
 After advisory/administration fee waivers        0.80%    0.75%       0.71%/2/
 Before advisory/administration fee waivers       1.57%    1.98%       1.49%/2/
 Ratios of net investment income to average net
  assets
 After advisory/administration fee waivers        4.92%    4.75%       4.99%/2/
 Before advisory/administration fee waivers       4.15%    3.52%       4.21%/2/
PORTFOLIO TURNOVER RATE                             92%      40%         71%

/1/Commencement of operations.
/2/Annualized.

--------------------------------------------------------------------------------
(FOR A SERVICE SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                     PENNSYLVANIA TAX-FREE INCOME PORTFOLIO

                                                                   FOR THE
                                                                    PERIOD
                                                YEAR     YEAR     7/29/93/1/
                                                ENDED    ENDED     THROUGH
                                               9/30/95  9/30/94    9/30/94
NET ASSET VALUE AT BEGINNING OF PERIOD         $  9.82  $ 10.70    $ 10.43
                                               -------  -------    -------
Income from investment operations
 Net investment income                            0.50     0.51       0.09
 Net gain (loss) on investments (both realized
  and unrealized)                                 0.51    (0.85)      0.28
                                               -------  -------    -------
 Total from investment operations                 1.01    (0.34)      0.37
                                               -------  -------    -------
LESS DISTRIBUTIONS
 Distributions from net investment income        (0.50)   (0.51)     (0.09)
 Distributions from net realized capital gains     - -    (0.03)     (0.01)
                                               -------  -------    -------
 Total distributions                             (0.50)   (0.54)     (0.10)
                                               -------  -------    -------
NET ASSET VALUE AT END OF PERIOD               $ 10.33  $  9.82    $ 10.70
                                               =======  =======    =======
Total return                                     10.51%   (3.20)%     3.54%/2/
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in thousands)    $13,815  $11,518    $ 3,894
 Ratios of expenses to average net assets
 After advisory/administration fee waivers        0.79%    0.55%      0.34%/2/
 Before advisory/administration fee waivers       1.11%    1.15%      1.22%/2/
 Ratios of net investment income to average
  net assets
 After advisory/administration fee waivers        5.04%    4.97%      4.90%/2/
 Before advisory/administration fee waivers       4.72%    4.37%      4.02%/2/
PORTFOLIO TURNOVER RATE                             66%      30%        40%

/1/Commencement of operations.
/2/Annualized.

--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                     NEW JERSEY TAX-FREE INCOME PORTFOLIO+


                                PERIOD
                                 ENDED     YEAR      YEAR     YEAR     PERIOD
                                8/31/95    ENDED    ENDED     ENDED     ENDED
                              (UNAUDITED) 2/28/95  2/28/94   2/28/93  2/28/92**
NET ASSET VALUE AT BEGINNING
 OF PERIOD                      $ 10.94   $ 11.31  $  11.30  $ 10.46   $ 10.00
                                -------   -------  --------  -------   -------
Income from investment
 operations
 Net investment income             0.25      0.51      0.54     0.52      0.34
 Net (loss) gain on
  investments (both realized
  and unrealized)                  0.28     (0.36)     0.04     0.85      0.45
                                -------   -------  --------  -------   -------
 Total from investment
  operations                       0.53      0.15      0.58     1.37      0.79
                                -------   -------  --------  -------   -------
LESS DISTRIBUTIONS
 Distributions from net
  investment income               (0.25)    (0.51)    (0.54)   (0.53)    (0.33)
 Distributions from net
  realized capital gains            - -     (0.01)    (0.03)     - -       - -
                                -------   -------  --------  -------   -------
 Total distributions              (0.25)    (0.52)    (0.57)   (0.53)    (0.33)
                                -------   -------  --------  -------   -------
NET ASSET VALUE AT END OF
 PERIOD                         $ 11.22   $ 10.94  $  11.31  $ 11.30   $ 10.46
                                =======   =======  ========  =======   =======
Total return                       4.90%     1.49%     5.18%   13.48%    12.33%*
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period
  (in thousands)                $97,752   $96,857  $111,354  $47,169   $10,673
 Ratios of expenses to
  average net assets               0.88%*    0.79%     0.38%    0.48%     0.52%*
 Excluding waivers                 0.88%*    0.87%     0.86%    1.04%     1.29%*
 Ratios of net investment
  income to average net
  assets                           4.51%*    4.71%     4.75%    5.04%     5.35%*
 Excluding waivers                 4.51%*    4.63%     4.27%    4.48%     4.58%*
PORTFOLIO TURNOVER RATE           18.47%    28.43%    12.05%   16.09%     0.00%

+ This Portfolio commenced operations on July 1, 1991 as the New Jersey Munici-pal Bond Fund, a separate investment portfolio (the "Predecessor New Jersey Tax-Free Income Portfolio") of Compass Capital Group, which was organized as a Massachusetts business trust. On January 12, 1996, the assets and liabili-ties of the Predecessor New Jersey Tax-Free Income Portfolio were transferred to this Portfolio, which had no prior operating history.
* Annualized.
** Commenced operations on July 1, 1991.

--------------------------------------------------------------------------------
(FOR A SERVICE SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                         OHIO TAX-FREE INCOME PORTFOLIO

                                                                    FOR THE
                                                                     PERIOD
                                                 YEAR     YEAR     7/29/93/1/
                                                 ENDED    ENDED     THROUGH
                                                9/30/95  9/30/94    9/30/94
NET ASSET VALUE AT BEGINNING OF PERIOD          $ 9.60   $10.53      $10.24
                                                ------   ------      ------
Income from investment operations
 Net investment income                            0.52     0.49        0.09
 Net gain (loss) on investments (both realized
  and unrealized)                                 0.45    (0.91)       0.29
                                                ------   ------      ------
 Total from investment operations                 0.97    (0.42)       0.38
                                                ------   ------      ------
LESS DISTRIBUTIONS
 Distributions from net investment income        (0.52)   (0.49)      (0.09)
 Distributions from net realized capital gains     - -    (0.02)        - -
                                                ------   ------      ------
 Total distributions                             (0.52)   (0.51)      (0.09)
                                                ------   ------      ------
NET ASSET VALUE AT END OF PERIOD                $10.05   $ 9.60      $10.53
                                                ======   ======      ======
Total return                                     10.45%   (4.00)%      3.68%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in thousands)     $5,150   $4,428      $  907
 Ratios of expenses to average net assets
 After advisory/administration fee waivers        0.39%    0.35%       0.32%/2/
 Before advisory/administration fee waivers       1.46%    1.74%       2.83%/2/
 Ratios of net investment income to average net
  assets
 After advisory/administration fee waivers        5.39%    5.06%       4.71%/2/
 Before advisory/administration fee waivers       4.31%    3.67%       2.20%/2/
PORTFOLIO TURNOVER RATE                             63%      61%         36%

/1/Commencement of operations.
/2/Annualized.

What Are The Portfolios?
--------------------------------------------------------------------------------

                The COMPASS CAPITAL FUND family consists of 28 portfolios and has been structured to include many different investment styles across the spectrum of fixed income investments so that investors may participate across multiple disciplines in order to seek their long-term financial goals.

                The Bond Portfolios of COMPASS CAPITAL FUNDS consist of ten investment portfolios that provide investors with a broad spectrum of investment alternatives within the fixed income sector. Six of these Portfolios invest solely in taxable bonds and four of these Portfolios invest in tax-exempt bonds.

                In certain investment cycles and over certain holding periods, a fund that invests in any one of these styles may perform above or below the market. An investment program that combines these multiple disciplines allows investors to select from among these various product options in the way that most closely fits the investor's goals and sentiments.

                    PORTFOLIO                   INVESTMENT OBJECTIVE
            Short Government Bond      To realize a rate of return that
                                       exceeds the total return of the
                                       Merrill Lynch 1-3 year Treasury Index.
            Intermediate Government    To seek current income consistent with
             Bond, Intermediate Bond,  the preservation of capital.
             Managed Income and
             International Bond
            Core Bond                  To realize a total rate of return that
                                       exceeds the total return of the Lehman
                                       Brothers Aggregate Index.
            Tax-Free Income,           To seek as high a level of current
             Pennsylvania Tax-Free     income exempt from Federal income tax
             Income, New Jersey Tax-   and, to the extent possible for each
             Free Income and Ohio      State-Specific Tax-Free Portfolio,
             Tax-Free Income           income tax of the specific state in
                                       which the Portfolio concentrates, as
                                       is consistent with preservation of
                                       capital.

What Are The Differences Among The Portfolios?
--------------------------------------------------------------------------------

PORTFOLIO CHARACTERISTICS:

                                          DOLLAR-
                                         WEIGHTED
                                          AVERAGE                                MIN
                    PERFORMANCE          MATURITY          CREDIT QUALITY      CREDIT
  PORTFOLIO          BENCHMARK*       (APPROXIMATE)**      CONCENTRATION       QUALITY
Short Gov't       Merrill 1-3 Year       3-5 Years          Gov't/Agency         AAA
 Bond              Treasury Index
Intermediate      Lehman Brothers       5-10 Years          Gov't/Agency         AAA
 Gov't Bond      Intermediate Gov't
Intermediate      Lehman Brothers       5-10 Years        Investment Grade       BBB
 Bond               Intermediate                              Spectrum
                     Gov't/Corp
Core Bond         Lehman Aggregate      5-10 Years        Investment Grade       BBB
                                                              Spectrum
Managed             Salomon BIG         5-10 Years        Investment Grade       BBB
 Income                                                       Spectrum
International     Salomon Non-U.S.      5-15 Years            AA, AAA,           BBB
 Bond               Hedged World                            Gov't/Agency
               Government Bond Index
Tax-Free       Lehman Municipal Bond    10-15 Years       Investment Grade       BBB
 Income                Index                                  Spectrum
PA Tax-Free                             10-15 Years       Investment Grade       BBB
 Income        Lehman Local GO Index                          Spectrum
NJ Tax-Free                             10-15 Years       Investment Grade       BBB
 Income        Lehman Local GO Index                          Spectrum
OH Tax-Free                             10-15 Years       Investment Grade       BBB
 Income        Lehman Local GO Index                          Spectrum

 * For more information on a Portfolio's benchmark, see the Appendix at the back of this Prospectus.
** The Portfolios are structured to have comparable durations to the bench-marks. Duration, which measures price sensitivity to interest rate changes, is not necessarily equal to average maturity.

What Types Of Securities Are In The Portfolios?
--------------------------------------------------------------------------------

The following table summarizes the types of securities found in each Portfolio according to the following designations:

  Yes: The Portfolio will hold a significant concentration of these securities at all times.

  Elig.: Eligible; the Portfolio may purchase these securities, but they may or may not be a significant holding at a given time.

  Temp.: Temporary; the Portfolio may purchase these securities, but under normal market conditions is not expected to do so.

  No:    The Portfolio may not purchase these securities.

                                             NON                    FOREIGN
                                           AGENCY/                SECURITIES/
                                   AGENCY COMMERCIAL               CURRENCY
               TREASURIES AGENCIES MBS/1/   MBS/1/   CORP. ABS/2/    RISK     MUNICIPALS
Short Gov't       Yes       Yes     Yes     Elig.    Elig. Elig.      No        Elig.
 Bond
Intermediate      Yes       Yes     Yes     Elig.     Yes  Elig.      No        Elig.
 Gov't Bond
Intermediate      Yes       Yes     Yes     Elig.     Yes   Yes       No        Elig.
 Bond
Core Bond         Yes       Yes     Yes     Elig.     Yes   Yes       No        Elig.
Managed           Yes       Yes     Yes     Elig.     Yes   Yes      Elig.      Elig.
 Income
International    Elig.     Elig.   Elig.    Elig.    Elig. Elig.      Yes       Elig.
 Bond
Tax-Free         Temp.       No      No       No      No     No       No         Yes
 Income
PA Tax-Free      Temp.       No      No       No      No     No       No         Yes
 Income
NJ Tax-Free      Temp.       No      No       No      No     No       No         Yes
 Income
OH Tax Free      Temp.       No      No       No      No     No       No         Yes
 Income

/1/MBS = mortgage-backed securities
/2/ABS = asset-backed securities

What Are The Portfolios' Fundamental Investment Limitations?
--------------------------------------------------------------------------------

A Portfolio's investment objective and policies may be changed by the Fund's Board of Trustees without shareholder approval. However, shareholders will be given at least 30 days' notice before any such change. No assurance can be pro-vided that a Portfolio will achieve its investment objective.

Each Portfolio has also adopted certain fundamental investment limitations that may be changed only with the approval of a "majority of the outstanding shares of a Portfolio" (as defined in the Statement of Additional Information). Sev-eral of the Portfolios' fundamental investment policies, which are set forth in full in the Statement of Additional Information, are summarized below.

No Portfolio may:

(1) purchase securities (except U.S. Government securities) if more than 5% of its total assets will be invested in the securities of any one issuer, ex-cept that up to 25% of a Portfolio's total assets may be invested without regard to this 5% limitation;

(2) invest 25% or more of its total assets in one or more issuers conducting their principal business activities in the same industry; and

(3) in the case of each Tax-Free Portfolio, invest less than 80% of its net as-sets in Municipal Obligations (as defined below), except during defensive periods or during periods of unusual market conditions.

Restriction 1 does not apply to the State-Specific Tax-Free Portfolios. In-stead, as a non-fundamental investment restriction, each State-Specific Tax-Free Portfolio will not invest in securities (except U.S. Government securities and related repurchase agreements) that would cause, at the end of any tax quarter (plus any additional grace period), more than 5% of its total assets to be invested in securities of any one issuer, except that up to 50% of a Portfo-lio's total assets may be invested without regard to this limitation so long as no more than 25% of the Portfolio's total assets are invested in any one issuer (except U.S. Government securities and related repurchase agreements).

The investment limitations stated above are applied at the time investment se-curities are purchased.

In order to permit the sale of its shares in certain states, the Fund may make commitments more restrictive than the investment policies and limitations de-scribed in this Prospectus. If the Fund determines that any such commitment is no longer in the best interests of a Portfolio, it will revoke the commitment by terminating sales of shares of the Portfolio in the state involved.

What Additional Investment Policies And Risks Apply?
--------------------------------------------------------------------------------

INVESTMENT QUALITY. Securities acquired by the Short Government Bond Portfolio and Intermediate Government Bond Portfolio (the "Government Portfolios") will be rated in the highest rating category at the time of purchase or, if unrated, of comparable quality as determined by the Portfolios' sub-adviser. Securities acquired by the other Portfolios will be rated investment grade at the time of purchase (within the four highest voting categories by Standard & Poor's Rat-ings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Duff & Phelps Credit Co. or Fitch Investor Services, Inc.) or, if unrated, of comparable quality as determined by a Portfolio's sub-adviser. Securities rated "Baa" on "BBB" are generally considered to be investment grade although they have specu-lative characteristics. If a security's rating is reduced below the minimum rating that is permitted for a Portfolio, the Portfolio's sub-adviser will con-sider whether the Portfolio should continue to hold the security.

INVESTMENT CONCENTRATION. Each Portfolio will normally invest at least 80% of the value of its total assets in debt securities. The Government Portfolios will invest at least 65% of their net assets in obligations issued or guaran-teed by the U.S. Government, its agencies or instrumentalities and related re-purchase agreements during normal market conditions. Under normal market condi-tions, the International Bond Portfolio will invest at least 65% of its net as-sets in the debt obligations of foreign issuers located in at least three dif-ferent foreign countries. The Pennsylvania Tax-Free Income Portfolio, New Jer-sey Tax-Free Income Portfolio and Ohio Tax-Free Income Portfolio (the "State-Specific Tax-Free Portfolios") and the Tax-Free Income Portfolio (together with the "State-Specific Tax-Free Portfolios," the "Tax-Free Portfolios") will in-vest, during normal market conditions, at least 80% of their net assets in ob-ligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their political sub-divisions, agencies, instrumentalities and authorities and related tax-exempt derivative securities ("Municipal Obligations") the interest on which is exempt from regu-lar Federal income tax and is not an item of tax preference for purposes of the Federal alternative minimum tax. In addition, each State-Specific Tax-Free Portfolio intends to invest at least 65% of its net assets in Municipal Obliga-tions of issuers located in the particular state indicated by its name. The Tax-Free Income Portfolio intends to invest no more than 25% of its net assets in Municipal Obligations of issuers located in the same state. During temporary defensive periods each Tax-Free Portfolio may invest without limitation in se-curities that are not Municipal Obligations and may hold without limitation uninvested cash reserves.

FOREIGN INVESTMENTS. The International Bond Portfolio will invest primarily in foreign securities and currencies. The Managed Income Portfolio may invest up to 10% of its total assets in debt securities of foreign issuers and may hold from time to time various foreign currencies pending their investment or con-version into U.S. dollars. Investing in securities of foreign issuers involves considerations not typically associated with investing in securities of compa-nies organized and operated in the United States. Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, the value of a Portfolio that invests in foreign securities will be affected favorably or unfavorably by changes in currency exchange rates.

A Portfolio's investments in foreign securities may also be adversely affected by changes in foreign political or social conditions, diplomatic relations, confiscatory taxation, expropriation, limitations on the removal of funds or assets, or imposition of (or change in) exchange control regulations. In addi-tion, changes in government administrations or economic or monetary policies in the U.S. or abroad could result in appreciation or depreciation of portfolio securities and could favorably or adversely affect a Portfolio's operations. In general, less information is publicly available with respect to foreign issuers than is available with respect to U.S. companies. Most foreign companies are also not subject to the uniform accounting and financial reporting requirements applicable to issuers in the United States. While the volume of transactions effected on foreign stock exchanges has increased in recent years, it remains appreciably below that of the New York Stock Exchange. Accordingly, a Portfo-lio's foreign investments may be less liquid and their prices may be more vola-tile than comparable investments in securities in U.S. companies. In addition, there is generally less government supervision and regulation of securities ex-changes, brokers and issuers in foreign countries than in the United States.

Foreign investments may include: (a) debt obligations issued or guaranteed by foreign sovereign governments or their agencies, authorities, instrumentalities or political subdivisions, including a foreign state, province or municipality;
(b) debt obligations of supranational organizations such as the World Bank, Asian Development Bank, European Investment Bank, and European Economic Commu-nity; (c) debt obligations of foreign banks and bank holding companies; (d) debt obligations of domestic banks and corporations issued in foreign curren-cies; (e) debt obligations denominated in the European Currency Unit (ECU); and
(f) foreign corporate debt securities and commercial paper. Such securities may include loan participations and assignments, convertible securities and zero-coupon securities.

To maintain greater flexibility, the International Bond Portfolio may invest in instruments which have the characteristics of futures contracts. Such instru-ments may take a variety of forms, such as debt securities with interest or principal payments determined by reference to the value of a currency or com-modity at a future point in time. The risks of such investments could reflect the risks of investing in futures, currencies and securities, including vola-tility and illiquidity.

The expense ratio of the International Bond Portfolio can be expected to be higher than those of Portfolios investing primarily in domestic securities. The costs attributable to investing abroad are usually higher for several reasons, such as higher investment research costs, higher foreign custody costs, higher commission costs and additional costs arising from delays in settlements of transactions involving foreign securities.

MUNICIPAL INVESTMENTS. The two principal classifications of Municipal Obliga-tions are "general obligation" securities and "revenue" securities. General ob-ligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue se-curities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being fi-nanced. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer.

Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. Municipal Obligations may also include "moral obligation" bonds, which are nor-mally issued by special purpose public authorities. If the issuer of moral ob-ligation bonds is unable to meet its debt service obligations from current rev-enues, it may draw on a reserve fund the restoration of which is a moral com-mitment but not a legal obligation of the state or municipality which created the issuer.

Also included within the general category of Municipal Obligations are partici-pation certificates in a lease, an installment purchase contract, or a condi-tional sales contract ("lease obligations") entered into by a state or politi-cal subdivision to finance the acquisition or construction of equipment, land, or facilities. Although lease obligations are not general obligations of the issuer for which the state or other governmental body's unlimited taxing power is pledged, certain lease obligations are backed by a covenant to appropriate money to make the lease obligation payments. However, under certain lease obli-gations, the state or governmental body has no obligation to make these pay-ments in future years unless money is appropriated on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. These securities represent a relatively new type of financing that is not yet as marketable as more conventional securities.

Each Tax-Free Portfolio may invest up to 20% of its total assets in private ac-tivity bonds the interest on which is an item of tax preference for purposes of the Federal alternative minimum tax ("AMT Paper") when added together with any other taxable investments held by the Portfolio. In addition, each Tax-Free Portfolio may invest 25% or more of its net assets in Municipal Obligations the interest on which is paid solely from revenues of similar projects. To the ex-tent a Portfolio's assets are invested in Municipal Obligations payable from the revenues of similar projects or are invested in private activity bonds, the Portfolio will be subject to the particular risks presented by the laws and economic conditions relating to such projects and bonds to a greater extent than it would be if its assets were not so invested.

The Tax-Free Income Portfolio is classified as a diversified portfolio, and the State-Specific Tax-Free Portfolios are classified as non-diversified portfo-lios, under the 1940 Act. Investment returns on a non-diversified portfolio typically are dependent upon the performance of a smaller number of securities relative to the number held in a diversified portfolio. Consequently, the change in value of any one security may affect the overall value of a non-di-versified portfolio more than it would a diversified portfolio.

Each Tax-Free Portfolio may acquire "stand-by commitments" with respect to Mu-nicipal Obligations held by it. Under a stand-by commitment, a dealer agrees to purchase, at the Portfolio's option, specified Municipal Obligations at a spec-ified price. The acquisition of a stand-by commitment may increase the cost, and thereby reduce the yield, of the Municipal Obligations to which the commit-ment relates. Each Tax-Free Portfolio will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

The Tax-Free Portfolios may invest in tax-exempt derivative securities relating to Municipal Obligations, including tender option bonds, participations, bene-ficial interests in trusts and partnership interests. The amount of information regarding the financial condition of issuers of Municipal Obligations may not be as extensive as that which is made available by public corporations and the secondary market for Municipal Obligations may be less liquid than that for taxable fixed-income securities. Accordingly, the ability of a Tax-Free Portfo-lio to buy and sell tax-exempt securities may, at any particular time and with respect to any particular securities, be limited.

Opinions relating to the validity of Municipal Obligations and to the exemption of interest thereon from Federal and state income tax are rendered by counsel to the respective issuers and sponsors of the obligations at the time of issu-ance. The Fund and its investment adviser and sub-adviser will rely on such opinions and will not review independently the underlying proceedings relating to the issuance of Municipal Obligations, the creation of any tax-exempt deriv-ative securities, or the bases for such opinions.

MORTGAGE-RELATED AND ASSET-BACKED SECURITIES. The Portfolios (except the Tax-Free Portfolios) may purchase securities that are secured or backed by mort-gages as well as other assets (e.g., automobile loans and credit card receiv-ables). Issuers of these mortgage-related and asset-backed securities include the U.S. Government, the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC"), and private issuers such as commercial banks, financial companies, finance subsidiaries of industrial companies, savings and loan asso-ciations, mortgage banks and investment banks.

The Portfolios may acquire several types of mortgage-related securities, in-cluding guaranteed mortgage pass-through certificates, which provide the holder with a pro rata interest in the underlying mortgages, adjustable rate mortgage-related securities ("ARMs") and collateralized mortgage obligations ("CMOs"), which provide the holder with a specified interest in the cash flow of a pool of underlying mortgages or other mortgage-backed securities. Issuers of CMOs ordinarily elect to be taxed as pass-through entities known as real estate mortgage investment conduits ("REMICs"). CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final distribution date. The relative payment rights of the various CMO classes may be structured in a variety of ways.

Non-mortgage asset-backed securities involve certain risks that are not pre-sented by mortgage-related securities. Primarily, these securities do not have the benefit of the same security interest in the underlying collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and Federal consumer credit laws, many of which give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of ve-hicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. Therefore, there is a possibility that recoveries on repossessed collateral may not, in some cases, be able to support payments on these securities.

The yield characteristics of mortgage-related and asset-backed securities dif-fer from traditional debt securities. A major difference is that the principal amount of the obligations may be prepaid at any time because the underlying as-sets (i.e., loans) generally may be prepaid at any time. As a result, if a mortgage-related or asset-backed security is purchased at a premium, a prepay-ment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if one of these securities is pur-chased at a discount, faster than expected prepayments will increase, while slower than expected prepayments will decrease, yield to maturity. In calculat-ing the average weighted maturity of a Portfolio, the maturity of mortgage-re-lated and asset-backed securities will be based on estimates of average life which take prepayments into account.

Prepayments on mortgage-related and asset-backed securities generally increase with falling interest rates and decrease with rising interest rates; further-more, prepayment rates are influenced by a variety of economic and social fac-tors. In general, the collateral supporting non-mortgage asset-backed securi-ties is of shorter maturity than mortgage loans and is less likely to experi-ence substantial prepayments. Like other fixed income securities, when interest rates rise the value of a mortgage-related or asset-backed security generally will decline; how-ever, when interest rates decline, the value of these securi-ties that have prepayment features may not increase as much as that of other fixed income securities.

STRIPPED AND ZERO COUPON OBLIGATIONS. To the extent consistent with their in-vestment objectives, the Portfolios may purchase Treasury receipts and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government and other obliga-tions. These participations, which may be issued by the U.S. Government (or a U.S. Government agency or instrumentality) or by private issuers such as banks and other institutions, are issued at a discount to their "face value," and may include stripped mortgage-backed securities ("SMBS"). Stripped securities, par-ticularly SMBS, may exhibit greater price volatility than ordinary debt securi-ties because of the manner in which their principal and interest are returned to investors. The International Bond Portfolio also may purchase "stripped" se-curities that evidence ownership in the future interest payments or principal payments on obligations of foreign governments.

SMBS are usually structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mort-gage-backed obligations. A common type of SMBS will have one class receiving all of the interest, while the other class receives all of the principal. How-ever, in some cases, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying obligations experience greater than anticipated prepayments of principal, a Portfolio may fail to fully recoup its initial investment. The market value of SMBS can be extremely volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest are generally higher than prevailing market yields on other mortgage-related obligations because their cash flow patterns are also volatile and there is a greater risk that the initial invest-ment will not be fully recouped.

SMBS issued by the U.S. Government (or a U.S. Government agency or instrumen-tality) may be considered liquid under guidelines established by the Fund's Board of Trustees if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of a Port-folio's per share net asset value.

Each Portfolio may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest pay-ments.

CORPORATE AND BANK OBLIGATIONS. To the extent consistent with their respective investment objectives, the Portfolios (except the Tax-Free Portfolios) may in-vest in debt obligations of domestic or foreign corporations and banks, and may acquire commercial obligations issued by Canadian corporations and Canadian counterparts of U.S. corporations, as well as Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer. Bank obligations may include certificates of deposit, notes, bankers' acceptances and fixed time deposits. These obligations may be general obligations of the parent bank or may be lim-ited to the issuing branch or subsidiary by the terms of a specific obligation or by government regulation. The Portfolios may also make interest-bearing sav-ings deposits in commercial and savings banks in amounts not in excess of 5% of their respective total assets. For purposes of determining the permissibility of an investment in bank obligations, the total assets of a bank are determined on the basis of the bank's most recent annual financial statements.

U.S. GOVERNMENT OBLIGATIONS. Treasury obligations differ only in their interest rates, maturities and times of issuance. Obligations of certain agencies and instrumentalities of the U.S. Government such as the GNMA are supported by the United States' full faith and credit; others such as those of the FNMA and the Student Loan Marketing Association are supported by the right of the issuer to borrow from the Treasury; others such as those of the Federal Farm Credit Banks or the FHLMC are supported only by the credit of the instrumentality. No assur-ance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law.

INTEREST RATE AND CURRENCY TRANSACTIONS. The Portfolios may enter into interest rate swaps and may purchase or sell interest rate caps and floors. The Portfo-lios expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their holdings, as a duration management technique or to protect against an increase in the price of securi-ties a Portfolio anticipates purchasing at a later date. The Portfolios intend to use these transactions as a hedge and not as a speculative investment.

Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to re-ceive payments of interest on a notional principal amount from the party sell-ing such interest rate floor.

In addition, the International Bond Portfolio may engage in foreign currency exchange transactions to protect against uncertainty in the level of future ex-change rates. The Portfolio may engage in foreign currency exchange transac-tions in connection with the purchase and sale of portfolio securities (trans-action hedging) and to protect the value of specific portfolio positions (posi-tion hedging). The Portfolio may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency, and may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts (futures contracts). The Portfolio may also purchase ex-change-listed and over-the-counter call and put options on futures contracts and on foreign currencies, and may write covered call options on up to 100% of the currencies in its portfolio. In order to protect against currency fluctua-tions, the International Bond Portfolio may enter into currency swaps. Currency swaps involve the exchange of the rights of the Portfolio and another party to make or receive payments in specified currencies.

OPTIONS AND FUTURES CONTRACTS. To the extent consistent with its investment ob-jective, each Portfolio may write covered call options, buy put options, buy call options and write secured put options for the purpose of hedging or earn-ing additional income, which may be deemed speculative or, with respect to the International Bond Portfolio, cross-hedging. These options may relate to par-ticular securities, financial instruments, foreign currencies, securities indi-ces or the yield differential between two securities, and may or may not be listed on a securities exchange and may or may not be issued by the Options Clearing Corporation. A Portfolio will not purchase put and call options where the aggregate premiums on outstanding options exceed 5% of its net assets at the time of purchase, and will not write options on more than 25% of the value of its net assets (measured at the time an option is written). Options trading is a highly specialized activity that entails greater than ordinary investment risks. In addition, unlisted options are not subject to the protections af-forded purchasers of listed options issued by the Options Clearing Corporation, which performs the obligations of its members if they default.

To the extent consistent with its investment objective, each Portfolio may also invest in futures contracts and options on futures contracts for hedging pur-poses or to maintain liquidity. The value of a Portfolio's contracts may equal or exceed 100% of the Fund's total assets, although a Portfolio will not pur-chase or sell a futures contract unless immediately afterwards the aggregate amount of margin deposits on its existing futures positions plus the amount of premiums paid for related futures options is 5% or less of its net assets.

Futures contracts obligate a Portfolio, at maturity, to take or make delivery of certain securities, the cash value of a securities index or a stated quan-tity of a foreign currency. A Portfolio may sell a futures contract in order to offset an expected decrease in the value of its portfolio positions that might otherwise result from a market decline or currency exchange fluctuation. A Portfolio may do so either to hedge the value of its securities portfolio as a whole, or to protect against declines occur-ring prior to sales of securities in the value of the securities to be sold. In addition, a Portfolio may utilize futures contracts in anticipation of changes in the composition of its holdings or in currency exchange rates.

A Portfolio may purchase and sell call and put options on futures contracts traded on an exchange or board of trade. When a Portfolio purchases an option on a futures contract, it has the right to assume a position as a purchaser or a seller of a futures contract at a specified exercise price during the option period. When a Portfolio sells an option on a futures contract, it becomes ob-ligated to sell or buy a futures contract if the option is exercised. In con-nection with a Portfolio's position in a futures contract or related option, the Fund will create a segregated account of liquid high grade assets or will otherwise cover its position in accordance with applicable SEC requirements.

The primary risks associated with the use of futures contracts and options are
(a) the imperfect correlation between the change in market value of the instru-ments held by a Portfolio and the price of the futures contract or option; (b) possible lack of a liquid secondary market for a futures contract and the re-sulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; and (d) a sub-adviser's inability to predict correctly the direction of securities pric-es, interest rates, currency exchange rates and other economic factors. For further discussion of risks involved with domestic and foreign futures and op-tions, see Appendix B in the Statement of Additional Information.

The Fund intends to comply with the regulations of the Commodity Futures Trad-ing Commission exempting the Portfolios from registration as a "commodity pool operator."

GUARANTEED INVESTMENT CONTRACTS. The Portfolios may make limited investments in guaranteed investment contracts ("GICs") issued by highly rated U.S. insurance companies. Under these contracts, a Portfolio makes cash contributions to a de-posit fund of the insurance company's general account. The insurance company then credits to the Portfolio, on a monthly basis, interest which is based on an index (such as the Salomon Brothers CD Index), but is guaranteed not to be less than a certain minimum rate. Each Portfolio does not expect to invest more than 5% of its net assets in GICs at any time during the current fiscal year.

SECURITIES LENDING. A Portfolio may seek additional income by lending securi-ties on a short-term basis. The securities lending agreements will require that the loans be secured by collateral in cash, U.S. Government securities or ir-revocable bank letters of credit maintained on a current basis equal in value to at least the market value of the loaned securities. A Portfolio may not make such loans in excess of 33 1/3% of the value of its total assets. Securities loans involve risks of delay in receiving additional collateral or in recover-ing the loaned securities, or possibly loss of rights in the collateral if the borrower of the securities becomes insolvent.

VARIABLE AND FLOATING RATE INSTRUMENTS. The Portfolios may purchase rated and unrated variable and floating rate instruments. These instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. The Portfolios may in-vest up to 10% of their total assets in leveraged inverse floating rate debt instruments ("inverse floaters"). The interest rate of an inverse floater re-sets in the opposite direction from the market rate of interest to which it is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Issuers of unrated variable and floating rate instruments must satisfy the same criteria as set forth above for a Portfolio. The absence of an active secondary market with respect to particular variable and floating rate instruments, how-ever, could make it difficult for the Portfolio to dispose of a variable or floating rate instrument if the issuer defaulted on its payment obligation or during periods when the Portfolio is not entitled to exercise its demand rights.

REPURCHASE AGREEMENTS. Each Portfolio may agree to purchase debt securities from financial institutions subject to the seller's agreement to repurchase them at an agreed upon time and price ("repurchase agreements"). Repurchase agreements are, in substance, loans. Default by or bankruptcy of a seller would expose a Portfolio to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying obligations.

REVERSE REPURCHASE AGREEMENTS AND OTHER BORROWINGS. Each Portfolio is autho-rized to make limited borrowings. If the securities held by a Portfolio should decline in value while borrowings are outstanding, the net asset value of the Portfolio's outstanding shares will decline in value by proportionately more than the decline in value suffered by the Portfolio's securities. Borrowings may be made through reverse repurchase agreements under which a Portfolio sells portfolio securities to financial institutions such as banks and broker-dealers and agrees to repurchase them at a particular date and price. The Portfolios may use the proceeds of reverse repurchase agreements to purchase other securi-ties either maturing, or under an agreement to resell, on a date simultaneous with or prior to the expiration of the reverse repurchase agreement. The Port-folios (except the Tax-Free Portfolios) may use reverse repurchase agreements when it is anticipated that the interest income to be earned from the invest-ment of the proceeds of the transaction is greater than the interest expense of the transaction. This use of reverse repurchase agreements may be regarded as leveraging and, therefore, speculative. Reverse repurchase agreements involve the risks that the interest income earned in the investment of the proceeds will be less than the interest expense, that the market value of the securities sold by a Portfolio may decline below the price of the securities the Portfolio is obligated to repurchase and that the securities may not be returned to the Portfolio. During the time a reverse repurchase agreement is outstanding, a Portfolio will maintain a segregated account with the Fund's custodian contain-ing cash, U.S. Government or other appropriate liquid high-grade debt securi-ties having a value at least equal to the repurchase price. A Portfolio's re-verse repurchase agreements, together with any other borrowings, will not ex-ceed, in the aggregate, 33 1/3% of the value of its total assets. In addition, a Portfolio (except the Tax-Free Portfolios) may borrow up to an additional 5% of its total assets for temporary purposes.

INVESTMENT COMPANIES. Each Portfolio may invest in securities issued by other investment companies within the limits prescribed by the 1940 Act. As a share-holder of another investment company, a Portfolio would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that each Portfolio bears directly in connection with its own operations.

ILLIQUID SECURITIES. No Portfolio will knowingly invest more than 15% of the value of its net assets in securities that are illiquid. GICs, variable and floating rate instruments that cannot be disposed of within seven days, and re-purchase agreements and time deposits that do not provide for payment within seven days after notice, without taking a reduced price, are subject to this 15% limit. Each Portfolio may purchase securities which are not registered un-der the Securities Act of 1933 (the "1933 Act") but which can be sold to "qual-ified institutional buyers" in accordance with Rule 144A under the 1933 Act. Any such security will not be considered illiquid so long as it is determined by a Portfolio's sub-adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that security. This in-vestment practice could have the effect of increasing the level of illiquidity in a Portfolio during any period that qualified institutional buyers become un-interested in purchasing these restricted securities.

WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS. Each Portfolio may purchase se-curities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transactions involve a commitment by a Port-folio to purchase or sell particular securities with payment and delivery tak-ing place at a future date (perhaps one or two months later), and permit a Portfolio to lock in a price or yield on a security that it owns or intends to purchase, regardless of future changes in interest rates. When-issued and for-ward commitment transactions involve the risk, however, that the price or yield obtained in a transaction may be less favorable than the price or yield avail-able in the market when the securities delivery takes place. Each Portfolio's when-issued purchases and forward commitments are not expected to exceed 25% of the value of its total assets absent unusual market conditions.

DOLLAR ROLL TRANSACTIONS. To take advantage of attractive opportunities in the mortgage market and to enhance current income, each Portfolio (except the Tax-Free Portfolios) may enter into dollar roll transactions. A dollar roll trans-action involves a sale by the Portfolio of a mortgage-backed or other security concurrently with an agreement by the Portfolio to repurchase a similar secu-rity at a later date at an agreed-upon price. The securities that are repur-chased will bear the same interest rate and stated maturity as those sold, but pools of mortgages collateralizing such securities may have different prepay-ment histories than those sold. During the period between the sale and repur-chase, a Portfolio will not be entitled to receive interest and principal pay-ments on the securities sold. Proceeds of the sale will be invested in addi-tional instruments for the Portfolio, and the income from these investments will generate income for the Portfolio. If such income does not exceed the in-come, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of a Portfolio compared with what the per-formance would have been without the use of dollar rolls. At the time that a Portfolio enters into a dollar roll transaction, it will place in a segregated account maintained with its custodian cash, U.S. Government securities or other liquid high grade debt obligations hav-ing a value equal to the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that its value is maintained. A Portfolio's dollar rolls, together with its reverse repurchase agreements and other borrowings, will not exceed, in the aggregate, 33 1/3% of the value of its total assets.

Dollar roll transactions involve the risk that the market value of the securi-ties a Portfolio is required to purchase may decline below the agreed upon re-purchase price of those securities. If the broker/dealer to whom a Portfolio sells securities becomes insolvent, the Portfolio's right to purchase or repur-chase securities may be restricted and the instruments which the Portfolio is required to repurchase may be worth less than an instrument which the Portfolio originally held when the Portfolio is able to complete the purchase. Successful use of mortgage dollar rolls may depend upon a sub-adviser's ability to cor-rectly predict interest rates and prepayments. There is no assurance that dol-lar rolls can be successfully employed.

SHORT SALES. The Portfolios may only make short sales of securities "against-the-box." A short sale is a transaction in which a Portfolio sells a security it does not own in anticipation that the market price of that security will de-cline. The Portfolios may make short sales both as a form of hedging to offset potential declines in long positions in similar securities and in order to maintain portfolio flexibility. In a short sale "against-the-box," at the time of sale, the Portfolio owns or has the immediate and unconditional right to ac-quire the identical security at no additional cost. When selling short "against-the-box," a Portfolio forgoes an opportunity for capital appreciation in the security.

PORTFOLIO TURNOVER RATES. The past portfolio turnover rates of the Portfolios are set forth above under "What Are the Portfolios' Financial Highlights?" A Portfolio's annual portfolio turnover rate will not, however, be a factor pre-venting a sale or purchase when the sub-adviser believes investment considera-tions warrant such sale or purchase. Portfolio turnover may vary greatly from year to year as well as within a particular year. High portfolio turnover rates will generally result in higher transaction costs to a Portfolio.

INTEREST RATE RISK. The value of fixed income securities in the Portfolios can be expected to vary inversely with changes in prevailing interest rates. Fixed income securities with longer maturities, which tend to produce higher yields, are subject to potentially greater capital appreciation and depreciation than securities with shorter maturities. The Portfolios are not restricted to any maximum or minimum time to maturity in purchasing individual portfolio securi-ties, and the average maturity of a Portfolio's assets will vary within the limits stated above under "What Are the Differences Among the Portfolios?" based upon its sub-adviser's assessment of economic and market conditions.

STATE-SPECIFIC TAX-FREE PORTFOLIOS--ADDITIONAL RISK CONSIDERATIONS. The concen-tration of investments by the State-Specific Tax-Free Portfolios in state-spe-cific Municipal Obligations raises special investment considerations. In par-ticular, changes in the economic condition and governmental policies of a state and its political subdivisions could adversely affect the value of a Portfo-lio's shares. Certain matters relating to the states in which the State-Spe-cific Tax-Free Portfolios invest are described below. For further information, see "Special Considerations Regarding State-Specific Municipal Obligations" in the Statement of Additional Information.

Pennsylvania. Although the General Fund of the Commonwealth (the principal op-erating fund of the Commonwealth) experienced deficits in fiscal 1990 and 1991, tax increases and spending decreases resulted in surpluses the following three years; as of June 30, 1994, the General Fund had a surplus of $892.9 million. The deficit in the Commonwealth's unreserved/undesignated funds also have been eliminated, and there was a surplus of $79.2 million as of June 30, 1994. Ris-ing unemployment, a relatively high proportion of persons 65 and older in the Commonwealth and court ordered increases in healthcare reimbursement rates place increased pressures on the tax resources of the Commonwealth and its mu-nicipalities. The Commonwealth has sold a substantial amount of bonds over the past several years, but the debt burden remains moderate. The recession has af-fected Pennsylvania's economic base, with income and job growth at levels below national averages. Employment growth has shifted to the trade and service sec-tors, with losses in more high-paid manufacturing positions. A new governor took office in January, 1995, but the Commonwealth is likely to continue to show fiscal restraint.

New Jersey. The State of New Jersey generally has a diversified economic base consisting of, among others, commerce and service industries, selective commer-cial agriculture, insurance, tourism, petroleum refining and manufacturing, al-though New Jersey's manufacturing industry has experienced a downward trend in the last few years. New Jersey is a major recipient of Federal assistance and, of all the states, is among the highest in the amount of Federal aid received. Therefore, a decrease in Federal financial assistance may adversely affect the financial condition of New Jersey and its political subdivisions and instrumen-talities. While New Jersey's economic base has become more diversified over time and thus its economy appears to be less vulnerable during recessionary pe-riods, a recurrence of high levels of unemployment could adversely affect New Jersey's overall economy and the ability of New Jersey and its political subdi-visions and instrumentalities to meet their financial obligations. In addition, New Jersey maintains a balanced budget which restricts total appropriation in-creases to only 5% annually with respect to any municipality or county, the balanced budget plan may actually adversely affect a particular municipality's or county's ability to repay its obligations.

Ohio. While diversifying more into the service and other non-manufacturing areas, the economy of Ohio continues to rely in part on durable goods manufac-turing largely concentrated in motor vehicles and equipment, steel, rubber products and household appliances. As a result, general economic activity in Ohio, as in many other industrially developed states, tends to be more cyclical than in some other states and in the nation as a whole. Agriculture is an im-portant segment of the Ohio economy with over half the State's area devoted to farming and approximately 15% of total employment in agribusiness. In prior years, the State's overall unemployment rate was commonly somewhat higher than the national figure. For example, the reported 1990 average monthly State rate was 5.7%, compared to the 5.5% national figure. However, for the last four years the State rates were below the national rates (5.5% versus 6.1% in 1994). The unemployment rate and its effects vary among particular geographic areas of the State. There can be no assurance that future national, regional or state-wide economic difficulties and the resulting impact on State or local govern-ment finances generally will not adversely affect the market value of Ohio Mu-nicipal Obligations held in the Portfolio or the ability of particular obligors to make timely payments of debt service on (or lease payments relating to) those obligations.

Who Manages The Fund?
--------------------------------------------------------------------------------
BOARD OF        The business and affairs of the Fund are managed under the di-
TRUSTEES        rection of its Board of Trustees. The following individuals were elected by shareholders on January 4, 1996 to serve as trustees of Compass Capital Funds:

                  William O. Albertini--Executive Vice President and Chief Fi-nancial Officer of Bell Atlantic Corporation.

                  Raymond J. Clark--Treasurer of Princeton University.

                  Robert M. Hernandez--Vice Chairman and Chief Financial Offi-cer of USX Corporation.

                  Anthony M. Santomero--Deputy Dean of The Wharton School, University of Pennsylvania.

                  David R. Wilmerding, Jr.--President of Gates, Wilmerding, Carper & Rawlings, Inc.

ADVISER AND     The Adviser to the Compass Capital Funds is PNC Asset Manage-
SUB-ADVISERS    ment Group ("PAMG"). Each of the Portfolios within the Compass
                Capital Fund family, except the International Bond Portfolio, is managed by a specialized portfolio manager who is a member of PAMG's fixed income portfolio management subsidiary, Black-
                Rock Financial Management, Inc. ("BlackRock"). The sub-adviser of the International Bond Portfolio is Morgan Grenfell Invest-ment Services Limited ("Morgan Grenfell").

                The ten portfolios and their investment sub-advisers and port-folio managers are as follows:

                             INVESTMENT
COMPASS CAPITAL PORTFOLIO   SUB-ADVISER            PORTFOLIO MANAGER
-------------------------  -------------- ------------------------------------
Short Government Bond      BlackRock(/1/) Robert S. Kapito; Vice Chairman of
                                          BlackRock since 1988; Portfolio co-
                                          manager since its inception.
                                          Michael P. Lustig; Vice President of
                                          BlackRock since 1989; Portfolio co-
                                          manager since 1994.
                                          Scott Amero; Managing Director of
                                          BlackRock since 1990; Portfolio co-
                                          manager since its inception.

                                INVESTMENT
COMPASS CAPITAL PORTFOLIO      SUB-ADVISER               PORTFOLIO MANAGER
-------------------------  -------------------- ------------------------------------
Intermediate Government          BlackRock(/1/) Robert S. Kapito, Michael P. Lustig
 Bond                                           and Scott Amero (see above); Messrs.
                                                Kapito, Lustig and Amero have been
                                                Portfolio co-managers since 1995.
Intermediate Bond                BlackRock(/1/) Robert S. Kapito, Michael P. Lustig
                                                and Scott Amero (see above); Messrs.
                                                Kapito, Lustig and Amero have been
                                                Portfolio co-managers since 1995.
Core Bond                        BlackRock(/1/) Scott Amero (see above); Mr. Amero
                                                has been Portfolio manager since its
                                                inception.
Managed Income                   BlackRock(/1/) Robert S. Kapito, Michael P. Lustig
                                                and Scott Amero (see above); Messrs.
                                                Kapito, Lustig and Amero have been
                                                Portfolio co-managers since 1995.
International Bond         Morgan Grenfell(/2/) Martin A. Hall; Director of Morgan
                                                Grenfell since 1991; Portfolio
                                                manager since 1991.
Tax-Free Income                  BlackRock(/1/) Kevin Klingert; portfolio manager at
                                                BlackRock since 1991; prior to
                                                joining BlackRock, Assistant Vice
                                                President, Merrill, Lynch, Pierce,
                                                Fenner & Smith; Portfolio manager
                                                since 1995.
Pennsylvania Tax-Free            BlackRock(/1/) Kevin Klingert (see above);
 Income                                         Portfolio manager since 1995.
New Jersey Tax-Free In-          BlackRock(/1/) Kevin Klingert (see above);
 come                                           Portfolio manager since 1995.
Ohio Tax-Free Income             BlackRock(/1/) Kevin Klingert (see above);
                                                Portfolio manager since 1995.

(1) BlackRock has its primary offices at 345 Park Avenue, New York, New York 10154.
(2) Morgan Grenfell has its primary offices at 20 Finsbury Circus, London ECZM, 1NB England.

                PAMG was organized in 1994 to perform advisory services for investment companies, and has its principal offices at 1835 Market Street, Philadelphia, Pennsylvania 19103. PAMG is an indirect wholly-owned subsidiary of PNC Bank Corp., a multi-bank holding company. Morgan Grenfell is an indirect wholly-owned subsidiary of Deutsche Bank, A.G., a German financial services conglomerate.

                For their investment advisory and sub-advisory services, PAMG and the Portfolios' sub-advisers are entitled to fees, com-puted daily on a Portfolio-by-Portfolio basis and payable monthly, at the maximum annual rates set forth below. As stated under "What Are The Expenses Of The Portfolios?" PAMG and the sub-advisers intend to waive a portion of their fees during the current fiscal year. All sub-advisory fees are paid by PAMG, and do not represent an extra charge to the Portfo-lios.

              MAXIMUM ANNUAL CONTRACTUAL FEE RATE (BEFORE WAIVERS)

                              EACH PORTFOLIO
                         EXCEPT THE INTERNATIONAL
                              BOND PORTFOLIO       INTERNATIONAL BOND PORTFOLIO
                         ------------------------- ----------------------------------
AVERAGE DAILY NET         INVESTMENT  SUB-ADVISORY   INVESTMENT         SUB-ADVISORY
ASSETS                   ADVISORY FEE     FEE       ADVISORY FEE            FEE
-----------------        ------------ ------------ --------------      --------------
first $1 billion             .500%       .350%         .550%               .400%
$1 billion--$2 billion       .450        .300          .500                .350
$2 billion--$3 billion       .425        .275          .475                .325
greater than $3 billion      .400        .250          .450                .300

                For their last fiscal years, the Portfolios paid investment advisory fees at the following annual rates (expressed as a percentage of average daily net assets) after voluntary fee waivers: Short Government Bond Portfolio, .30%; Intermediate Government Bond Portfolio, .20%; Intermediate Bond Portfolio, .25%; Core Bond Portfolio, .35%; Managed Income Portfolio, .35%; International Bond Portfolio, .80%; Tax-Free Income Portfolio, 0%; Pennsylvania Tax-Free Income Portfolio, .27%; New Jersey Tax-Free Income Portfolio, .60%; and Ohio Tax-Free Income Portfolio, 0%.

                The sub-advisers to each Portfolio strive to achieve best exe-cution on all transactions. Infrequently, brokerage transac-tions for the Portfolios may be directed through registered broker/dealers who have entered into dealer agreements with Compass Capital's distributor, subject to the requirements of best execution.

ADMINISTRATORS  Compass Capital Group, Inc. ("CCG"), PFPC Inc. ("PFPC") and
                Compass Distributors, Inc. ("CDI") (the "Administrators") serve as the

              Fund's co-administrators. CCG and PFPC are indirect wholly-owned subsidiaries of PNC Bank Corp. CDI is a wholly-owned subsidiary of Provident Distributors, Inc. ("PDI"). A majority of the out-standing stock of PDI is owned by its officers and the remaining outstanding stock is owned by Pennsylvania Merchant Group Ltd.

              The Administrators generally assist the Fund in all aspects of its administration and operation, including matters relating to the maintenance of financial records and fund accounting. As compensation for these services, CCG is entitled to receive a fee, computed daily and payable monthly, at an annual rate of .03% of each Portfolio's average daily net assets, and PFPC and CDI are entitled to receive a combined fee, computed daily and payable monthly, at an annual rate of .20% of the first $500 million of each Portfolio's average daily net assets, .18% of the next $500 million of each Portfolio's average daily net as-sets, .16% of the next $1 billion of each Portfolio's average daily net assets and .15% of each Portfolio's average daily net assets in excess of $2 billion. From time to time the Adminis-trators may waive some or all of their administration fees from a Portfolio.

              For information about the operating expenses the Portfolios ex-pect to pay for the current fiscal year, see "What Are the Ex-penses of the Portfolios?"

TRANSFER      PNC Bank serves as the Portfolios' custodian and PFPC serves as
AGENT,        their transfer agent and dividend disbursing agent.
DIVIDEND
DISBURSING
AGENT AND
CUSTODIAN


SHAREHOLDER   The Fund intends to enter into service agreements with institu-
SERVICING     tional investors ("Institutions") (including PNC Bank, National
              Association and its affiliates) which provide that the Institu-tions will render support services to their customers who are the beneficial owners of Service Shares. These services are in-tended to supplement the services provided by the Fund's Admin-istrators and transfer agent to the Fund's shareholders of rec-ord. In consideration for payment of a shareholder processing fee of up to .15% (on an annualized basis) of the average daily net asset value of Service Shares owned beneficially by their customers, Institutions may provide one or more of the following services: processing purchase and redemption requests from cus-tomers and placing orders with the Fund's transfer agent or the distributor; processing dividend payments from the Fund on be-half of customers; providing sub-accounting with respect to Service Shares beneficially owned by customers or the informa-tion necessary for sub-accounting; and other similar services.
              In consideration for payment of a separate shareholder servicing fee of up to .15% (on an annualized basis) of the average daily net as-set value of Service Shares owned beneficially by their cus-tomers, Institutions may provide one or more of these addi-tional services to such customers: responding to customer in-quiries relating to the services performed by the Institution and to customer inquiries concerning their investments in Service Shares; providing information periodically to custom-ers showing their positions in Service Shares; and other simi-lar shareholder liaison services. Customers who are beneficial owners of Service Shares should read this Prospectus in light of the terms and fees governing their accounts with Institu-tions.

                Conflict-of-interest restrictions may apply to the receipt of compensation paid by the Fund in connection with the invest-ment of fiduciary funds in Portfolio shares. Institutions, in-cluding banks regulated by the Comptroller of the Currency, Federal Reserve Board and state banking commissions, and in-vestment advisers and other money managers subject to the ju-risdiction of the SEC, the Department of Labor or state secu-rities commissions, are urged to consult their legal counsel before entering into agreements with the Fund.

                The Glass-Steagall Act and other applicable laws, among other things, prohibit banks from engaging in the business of under-writing securities. It is intended that the services provided by Institutions under their service agreements will not be prohibited under these laws. However, state securities laws may differ from the interpretations of Federal law on this is-sue, and banks and financial institutions may be required to register as dealers pursuant to state law.

EXPENSES Expenses are deducted from the total income of each Portfolio before dividends and distributions are paid. Expenses include, but are not limited to, fees paid to PAMG and the Administra-tors, transfer agency and custodian fees, trustee fees, taxes, interest, professional fees, shareholder servicing and processing fees, fees and expenses in registering and qualify-ing the Portfolios and their shares for distribution under Federal and state securities laws, expenses of preparing pro-spectuses and statements of additional information and of printing and distributing prospectuses and statements of addi-tional information to existing shareholders, expenses relating to shareholder reports, shareholder meetings and proxy solici-tations, insurance premiums, the expense of independent pric-ing services, and other expenses which are not expressly as-sumed by PAMG or the Fund's service providers under their agreements with the Fund. Any general expenses of the Fund that do not belong to a particular investment portfolio will be allocated among all investment portfolios by or under the direction of the Board of Trustees in a manner the Board de-termines to be fair and equitable.

How Are Shares Purchased And Redeemed?
--------------------------------------------------------------------------------
DISTRIBUTOR. Shares of the Portfolios are offered on a continuous basis by CDI as distributor (the "Distributor"). CDI maintains its principal offices at 259 Radnor-Chester Road, Suite 120, Radnor, Pennsylvania 19087.

The Fund has adopted a distribution plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. The Plan permits CDI, PAMG, the Administrators and other companies that receive fees from the Fund to make payments relating to distri-bution and sales support activities out of their past profits or other sources available to them. The Fund is not required or permitted under the Plan to make distribution payments with respect to Service Shares.

PURCHASE OF SHARES. Service Shares are offered without a sales load to Institu-tions acting on behalf of their customers, as well as certain persons who were shareholders of Compass Capital Group of Funds at the time of its combination with the PNC(R) Fund during the first quarter of 1996. Service Shares will nor-mally be held of record by Institutions or in the names of nominees of Institu-tions. Share purchases are normally effected through a customer's account at an Institution through procedures established in connection with the requirements of the account. In these cases, confirmations of share purchases and redemp-tions will be sent to the Institutions. Beneficial ownership of shares will be recorded by the Institutions and reflected in the account statements provided by such Institutions to their customers. Investors wishing to purchase shares should contact their Institutions.

Service Shares are sold at their net asset value per share next computed after an order is received by PFPC. Orders received by PFPC by 4:00 p.m. (Eastern
Time) on a Business Day are priced the same day. A "Business Day" is any week-day that the New York Stock Exchange (the "NYSE") and the Federal Reserve Bank of Philadelphia (the "FRB") are open for business. Purchase orders may be placed by telephoning PFPC at (800) 441-7450. Orders received by PFPC after 4:00 p.m. (Eastern Time) are priced on the following Business Day.

Payment for Service Shares must normally be made in Federal funds or other funds immediately available to the Fund's custodian. Payment may also, in the discretion of the Fund, be made in the form of securities that are permissible investments for the respective Portfolios. For further information, see the Statement of Additional Information. The minimum initial investment is $5,000; however, Institutions may set a higher minimum for their customers. There is no minimum subsequent investment requirement.

Compass Capital may in its discretion waive the minimum investment amount and may in its discretion reject any order for Service Shares.

REDEMPTION OF SHARES. Customers of Institutions may redeem Service Shares in accordance with the procedures applicable to their accounts with the Institu-tions. These procedures will vary according to the type of account and the In-stitution involved, and customers should consult their account managers in this regard. It is the responsibility of Institutions to transmit redemption orders to PFPC and credit their customers' accounts with redemption proceeds on a timely basis. In the case of shareholders holding share certificates, the certificates must accompany the redemption request.

Institutions may place redemption orders by telephoning PFPC at (800) 441-7450. Shares are redeemed at their net asset value per share next determined after PFPC's receipt of the redemption order. The Fund, the Administrators and the Distributor will employ reasonable procedures to confirm that instructions com-municated by telephone are genuine. The Fund and its service providers will not be liable for any loss, liability, cost or expense for acting upon telephone instructions that are reasonably believed to be genuine in accordance with such procedures.

Payment for redeemed shares for which a redemption order is received by PFPC before 4:00 p.m. (Eastern Time) on a Business Day is normally made in Federal funds wired to the redeeming Institution on the next Business Day, provided that the Fund's custodian is also open for business. Payment for redemption or-ders received after 4:00 p.m. (Eastern Time) or on a day when the Fund's custo-dian is closed is normally wired in Federal funds on the next Business Day fol-lowing redemption on which the Fund's custodian is open for business. The Fund reserves the right to wire redemption proceeds within seven days after receiv-ing a redemption order if, in the judgment of PAMG, an earlier payment could adversely affect a Portfolio. No charge for wiring redemption payments is im-posed by the Fund, although Institutions may charge their customer accounts for redemption services. Information relating to such redemption services and charges, if any, should be obtained by customers from their Institutions.

During periods of substantial economic or market change, telephone redemptions may be difficult to complete. Redemption requests may also be mailed to PFPC at 400 Bellevue Parkway, Wilmington, DE 19809.

The Fund may redeem Service Shares in any Portfolio account if the account bal-ance drops below $5,000 as the result of redemption requests and the share-holder does not increase the balance to at least $5,000 upon thirty days' writ-ten notice. If a customer has agreed with an Institution to maintain a minimum balance in his or her account with the Institution, and the balance in the ac-count falls below that minimum, the customer may be obligated to redeem all or part of his or her shares in the Portfolios to the extent necessary to maintain the minimum balance required.

The Fund may also suspend the right of redemption or postpone the date of pay-ment upon redemption for such periods as are permitted under the 1940 Act, and may redeem shares involuntarily or make payment for redemption in securities or other property when determined appropriate in light of the Fund's responsibili-ties under the 1940 Act. See "Purchase and Redemption Information" in the Statement of Additional Information for examples of when such redemption might be appropriate.

What Special Purchase and Redemption Procedures May Apply?
--------------------------------------------------------------------------------
Persons who were shareholders of an investment portfolio of the Compass Capital Group of Funds at the time of the portfolio's combination with The PNC(R) Fund may also purchase and redeem Service Shares of the same Portfolio and for the same account in which they held shares on that date through the procedures de-scribed in this section.

PURCHASES. Purchase orders may be placed through PFPC. The minimum investment is $100. Purchases through the Automatic Investment Plan described below are subject to a lower purchase minimum. The name of the Portfolio with respect to which shares are purchased must appear on the check or Federal Reserve Draft. Investors may also wire Federal funds in connection with the purchase of shares. The wire instructions must include the name of the Portfolio, class of the Portfolio, the name of the account registration, and the shareholder ac-count number. Before wiring any funds, however, an investor must call PFPC at
(800) 441-7762 in order to confirm the wire instructions. Purchase orders which are received by PFPC, together with payment, before the close of regular trad-ing hours on the NYSE (currently 4:00 p.m. Eastern Time) on any Business Day (as defined above) are priced according to the net asset value next determined on that day.

The Portfolios offer an Automatic Investment Plan ("AIP") whereby an investor in shares of a Portfolio may arrange for periodic investments in that Portfolio through automatic deductions from a checking or savings account by completing the AIP Application Form which may be obtained from PFPC. The minimum pre-au-thorized investment amount is $50.

REDEMPTIONS. Shareholders may redeem for cash some or all of their shares of the Portfolios at any time by sending a written redemption request in proper form to Compass Capital Funds c/o PFPC Inc., P.O. Box 8907, Wilmington, Dela-ware 19899-8907.

Except as noted below, a request for redemption must be signed by all persons in whose names the shares are registered. Signatures must conform exactly to the account registration. If the proceeds of the redemption would exceed $25,000, or if the proceeds are not to be paid to the record owner at the rec-ord address, or if the shareholder is a corporation, partnership, trust or fi-duciary, signature(s) must be guaranteed by any eligible guarantor institution. Eligible guarantor institutions generally include banks, broker/dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations.

Generally, a properly signed written request with any required signature guar-antee is all that is required for a redemption. In some cases, however, other documents may be necessary. Shareholders holding share certificates must send their certificates with the redemption request. Additional documentary evidence of authority is required by PFPC in the event redemption is requested by a cor-poration, partnership, trust, fiduciary, executor or administrator.

If a shareholder has given authorization for expedited redemption, shares can be redeemed by telephone and the proceeds sent by check to the shareholder or by Federal wire transfer to a single previously designated bank account. Once authorization is on file, PFPC will honor requests by any person by telephone at (800) 441-7762 (in Delaware call collect (302) 791-1194) or other means. The minimum amount that may be sent by check is $500, while the minimum amount that may be wired is $10,000. Compass Capital reserves the right to change these minimums or to terminate these redemption privileges. If the proceeds of a redemption would exceed $25,000, the redemption request must be in writing and will be subject to the signature guarantee requirement described above. This privilege may not be used to redeem shares in certificated form.

During periods of substantial economic or market change, telephone redemptions may be difficult to complete. Redemption requests may also be mailed to PFPC at P.O. Box 8907, Wilmington, Delaware 19899-8907.

Compass Capital is not responsible for the efficiency of the Federal wire sys-tem or the shareholder's firm or bank. Compass Capital does not currently charge for wire transfers. The shareholder is responsible for any charges im-posed by the shareholder's bank. To change the name of the single designated bank account to receive wire redemption proceeds, it is necessary to send a written request (with a guaranteed signature as described above, to Compass Capital Funds c/o PFPC, P.O. Box 8907, Wilmington, Delaware 19899-8907.

Compass Capital reserves the right to refuse a telephone redemption if it be-lieves it advisable to do so. The Fund, the Administrators and the Distributor will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Compass Capital, the Administrators and the Distributor will not be liable for any loss, liability, cost or expense for acting upon telephone instructions reasonably believed to be genuine in accordance with such procedures.

Compass Capital offers a Systematic Withdrawal Plan ("SWP") which may be used by investors who wish to receive regular distributions from their accounts. Upon commencement of the SWP, the account must have a current value of $10,000 or more in a Portfolio. Shareholders may elect to receive automatic cash pay-ments of $100 or more either monthly, every other month, quarterly, three times a year, semi-annually, or annually. Automatic withdrawals are normally proc-essed on the 25th day of the applicable month or, if such day is not a Business Day, on the next Business Day and are paid promptly thereafter. An investor may utilize the SWP by completing the SWP Application Form which may be obtained from PFPC.

Shareholders should realize that if withdrawals exceed income dividends their invested principal in the account will be depleted. To participate in the SWP, shareholders must have their dividends automatically reinvested. Shareholders may change or cancel the SWP at any time, upon written notice to PFPC.

How Is Net Asset Value Calculated?
--------------------------------------------------------------------------------
The net asset value is calculated separately for Service Shares of each Portfo-lio as of the close of regular trading hours on the NYSE (currently 4:00 p.m. Eastern Time) on each Business Day by dividing the value of all securities and other assets owned by a Portfolio that are allocated to its Service Shares, less the liabilities charged to its Service Shares, by the number of its Serv-ice Shares that are outstanding.

Most securities held by a Portfolio are priced based on their market value as determined by reported sales prices or the mean between their bid and asked prices. Portfolio securities which are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securi-ties on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. Securi-ties for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direction of the Board of Trustees. The amortized cost method of valuation will also be used with re-spect to debt obligations with sixty days or less remaining to maturity unless a Portfolio's sub-adviser under the supervision of the Board of Trustees deter-mines such method does not represent fair value.

How Frequently Are Dividends And Distributions Made To Investors?
--------------------------------------------------------------------------------
Each Portfolio will distribute substantially all of its net investment income and net realized capital gains, if any, to shareholders. All distributions are reinvested at net asset value in the form of additional full and fractional Service Shares of the relevant Portfolio unless a shareholder elects otherwise. Such election, or any revocation thereof, must be made in writing to PFPC, and will become effective with respect to dividends paid after its receipt by PFPC. The net investment income of the Managed Income, Tax-Free Income, Intermediate Government Bond, Intermediate Bond and International Bond Portfolios is de-clared monthly as a dividend to investors who are shareholders of such Portfo-lio at the close of business on the day of declaration. The net investment in-come of the Pennsylvania Tax-Free Income, New Jersey Tax-Free Income, Ohio Tax-Free Income, Core Bond and Short Government Bond Portfolios is declared daily as a dividend to investors who are shareholders of such Portfolio at, and whose payment for share purchases are available to the particular Portfolio in Fed-eral funds by, the close of business on the day of declaration. All dividends are paid within ten days after the end of each month and, in the case of the Pennsylvania Tax-Free Income, New Jersey Tax-Free Income, Ohio Tax-Free Income, Core Bond and Short Government Bond Portfolios, within seven days after redemp-tion of all of a shareholder's shares in a Portfolio. Net realized capital gains (including net short-term capital gains), if any, will be distributed by each Portfolio at least annually.

How Are Fund Distributions Taxed?
--------------------------------------------------------------------------------
Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. If a Portfolio qualifies, it generally will be relieved of Federal income tax on amounts dis-tributed to shareholders, but shareholders, unless otherwise exempt, will pay income or capital gains taxes on distributions (except distributions that are "exempt interest dividends" or are treated as a return of capital), regardless of whether the distributions are paid in cash or reinvested in additional shares.

Distributions paid out of a Portfolio's "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, will be taxed to shareholders as long-term capital gain, regardless of the length of time a shareholder holds the shares. All other distributions, to the extent taxable, are taxed to shareholders as ordinary income.

Each Tax-Free Portfolio intends to pay substantially all of its dividends as "exempt interest dividends." However, taxpayers are required to report the re-ceipt of "exempt interest dividends" on their Federal income tax returns, and in two circumstances such amounts, while exempt from regular Federal income tax, are taxable to persons subject to alternative minimum and environmental taxes. First, "exempt interest dividends" derived from certain private activity bonds issued after August 7, 1986 generally will constitute an item of tax preference for corporate and non-corporate taxpayers in determining alternative minimum and environmental tax liability. Second, "exempt interest dividends" must be taken into account by corporate taxpayers in determining certain ad-justments for alternative minimum and environmental tax purposes. Shareholders who are recipients of Social Security Act or Railroad Retirement Act benefits should note that "exempt interest dividends" will be taken into account in de-termining the taxability of their benefit payments.

Each Tax-Free Portfolio will determine annually the percentages of its net in-vestment income which are exempt from the regular Federal income tax, which constitute an item of tax preference for Federal alternative minimum tax pur-poses, and which are fully taxable. These percentages will apply uniformly to all distributions declared from net investment income during that year and may differ significantly from the actual percentages for any particular day.

Compass Capital will send written notices to shareholders annually regarding the tax status of distributions made by each Portfolio. Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in those months will be deemed to have been received by the shareholders on December 31 of such year, if the dividends are paid during the following January.

An investor considering buying shares on or just before a dividend record date should be aware that the amount of the forthcoming dividend payment, although in effect a return of capital, will be taxable.

A taxable gain or loss may be realized by a shareholder upon the redemption or transfer of shares depending upon their tax basis and their price at the time of redemption, or transfer.

Generally, shareholders may include sales charges paid on the purchase of Shares in their tax basis for the purposes of determining gain or loss on a re-demption, transfer or exchange of such Shares. However, if a shareholder ex-changes the Shares for Shares of another Portfolio within 90 days of purchase and is able to reduce the sales charges applicable to the new Shares (by virtue of the Fund's exchange privilege), the amount equal to such reduction may not be included in the tax basis of the shareholder's exchanged Shares for the pur-pose of determining gain or loss but may be included (subject to the same limi-tation) in the tax basis of the new Shares.

Any loss upon the sale or exchange of shares held for six months or less will be disallowed for Federal income tax purposes to the extent of any exempt in-terest dividends received by the shareholder. For the Ohio Tax-Free Income Portfolio, the loss will be disallowed for Ohio income tax purposes to the same extent, even though, for Ohio income tax purposes, some portion of such divi-dends actually may have been subject to Ohio income tax.

It is expected that dividends and certain interest income earned by the Inter-national Bond Portfolio from foreign securities will be subject to foreign withholding taxes or other taxes. So long as more than 50% of the value of the Portfolio's total assets at the close of the taxable year in question consists of stock or securities of foreign corporations, the Portfolio may elect, for U.S. Federal income tax purposes, to treat certain foreign taxes paid by it, including generally any withholding taxes and other foreign income taxes, as paid by its shareholders. The Portfolio intends to make this election. As a re-sult, the amount of such foreign taxes paid by the Portfolio will be included in its shareholders' income pro rata (in addition to taxable distributions ac-tually received by them), and each shareholder generally will be entitled ei-ther (a) to credit a proportionate amount of such taxes against U.S. Federal income tax liabilities, or (b) if a shareholder itemizes deductions, to deduct such proportionate amounts from U.S. income.

This is not an exhaustive discussion of applicable tax consequences, and in-vestors may wish to contact their tax advisers concerning investments in the Portfolios. Except as discussed below, dividends paid by each Portfolio may be taxable to investors under state or local law as dividend income even though all or a portion of the dividends may be derived from interest on obligations which, if realized directly, would be exempt from such income taxes. In addi-tion, future legislative or administrative changes or court decisions may mate-rially affect the tax consequences of investing in a Portfolio. Shareholders who are non-resident alien individuals, foreign trusts or estates, foreign cor-porations or foreign partnerships may be subject to different U.S. Federal in-come tax treatment.

PENNSYLVANIA TAX CONSIDERATIONS. Income received by a shareholder attributable to interest realized by the Pennsylvania Tax-Free Income Portfolio from Penn-sylvania Municipal Obligations or attributable to insurance proceeds on account of such interest, is not taxable to individuals, estates or trusts under the Personal Income Tax (in the case of insurance proceeds, to the extent they are exempt for Federal Income Tax purposes); to corporations under the Corporate Net Income Tax (in the case of insurance proceeds, to the extent they are ex-empt for Federal Income Tax purposes); nor to individuals under the Philadel-phia School District Net Investment Income Tax ("School District Tax").

Income received by a shareholder attributable to gain on the sale or other dis-position by the Pennsylvania Tax-Free Income Portfolio of Pennsylvania Munici-pal Obligations is taxable under the Personal Income Tax, the Corporate Net In-come Tax, and, unless these assets were held by the Pennsylvania Tax-Free In-come Portfolio for more than six months, the School District Tax.

To the extent that gain on the disposition of a share represents gain realized on Pennsylvania Municipal Obligations held by the Pennsylvania Tax-Free Income Portfolio, such gain may be subject to the Personal Income Tax and Corporate Net Income Tax. Such gain may also be subject to the School District Tax, ex-cept that gain realized with respect to a share held for more than six months is not subject to the School District Tax.

This discussion does not address the extent, if any, to which shares, or inter-est and gain thereon, is subject to, or included in the measure of, the special taxes imposed by the Commonwealth of Pennsylvania on banks and other financial institutions or with respect to any privilege, excise, franchise or other tax imposed on business entities not discussed above (including the Corporate Capi-tal Stock/Foreign Franchise Tax).

Shareholders of the Pennsylvania Tax-Free Income Portfolio are not subject to the Pennsylvania County Personal Property Tax to the extent that the Portfolio is comprised of Pennsylvania Municipal Obligations and Federal obligations (if the interest on such obligations is exempt from state and local taxation under the laws of the United States).

NEW JERSEY TAX CONSIDERATIONS. It is anticipated that substantially all divi-dends paid by the New Jersey Tax-Free Income Portfolio will not be subject to New Jersey personal income tax. In accordance with the provisions of New Jersey law as currently in effect, distributions paid by a "qualified investment fund" will not be subject to the New Jersey personal income tax to the extent that the distributions are attributable to income received as interest or gain from New Jersey State-Specific Obligations, or as interest or gain from direct U.S. Government obligations. Distributions by a qualified investment fund that are attributable to most other sources will be subject to the New Jersey personal income tax. To be classified as a qualified investment fund, at least 80% of the Portfolio's investments must consist of New Jersey State-Specific Obliga-tions or direct U.S. Government obligations; it must have no investments other than interest-bearing obligations, obligations issued at a discount, and cash and cash items (including receivables); and it must satisfy certain reporting obligations and provide certain information to its shareholders. Shares of the Portfolio are not subject to property taxation by New Jersey or its political subdivisions.

The New Jersey personal income tax is not applicable to corporations. For all corporations subject to the New Jersey Corporation Business Tax, dividends and distributions from a "qualified investment fund" are included in the net income tax base for purposes of computing the Corporation Business Tax. Furthermore, any gain upon the redemption or sale of shares by a corporate shareholder is also included in the net income tax base for purposes of computing the Corpora-tion Business Tax.

OHIO TAX CONSIDERATIONS. Individuals and estates that are subject to Ohio per-sonal income tax or municipal or school district income taxes in Ohio will not be subject to such taxes on distributions from the Ohio Tax-Free Income Portfo-lio to the extent that such distributions are properly attributable to interest on Ohio Municipal Obligations or obligations issued by the U.S. Government, its agencies, instrumentalities or territories (if the interest on such obligations is exempt from state income taxation under the laws of the United States) ("U.S. Obligations"), if (a) the Portfolio continues to qualify as a regulated investment company for Federal income tax purposes and (b) at all times at least 50% of the value of the total assets of the Portfolio consists of Ohio Municipal Obligations or similar obligations of other states or their subdivi-sions. Corporations that are subject to the Ohio corporation franchise tax will not have to include distributions from the Ohio Tax-Free Income Portfolio in their net income base for purposes of calculating their Ohio corporation fran-chise tax liability to the extent that such distributions either constitute ex-empt-interest dividends for Federal income tax purposes or are properly attrib-utable to interest on Ohio Municipal Obligations or U.S. Obligations. However, Shares of the Ohio Tax-Free Income Portfolio will be included in a corpora-tion's net worth base for purposes of calculating the Ohio corporation fran-chise tax. Distributions properly attributable to gain on the sale, exchange or other disposition of Ohio Municipal Obligations will not be subject to the Ohio personal income tax, or municipal or school district income taxes in Ohio and will not be included in the net income base of the Ohio corporation franchise tax. Distributions attributable to other sources will be subject to the Ohio personal income tax and the Ohio corporation franchise tax.

How Is The Fund Organized?
--------------------------------------------------------------------------------
The Fund was organized as a Massachusetts business trust on December 22, 1988 and is registered under the 1940 Act as an open-end management investment com-pany. On January 12, 1996 the Fund changed its name from The PNC(R) Fund to Compass Capital Funds. The Declaration of Trust authorizes the Board of Trust-ees to classify and reclassify any unissued shares into one or more classes of shares. Pursuant to this authority, the Trustees have authorized the issuance of an unlimited number of shares in twenty-eight investment portfolios. Each Portfolio, except the Intermediate Bond, Managed Income and Ohio Tax-Free In-come Portfolios, offers five separate classes of shares--Institutional Shares, Service Shares, Investor A Shares, Investor B Shares and Investor C Shares. The Intermediate Bond, Managed Income and Ohio Tax-Free Income Portfolios each of-fer Institutional Shares, Service Shares and Investor A Shares and, in addi-tion, the Ohio Tax-Free Income Portfolio offers Investor B Shares. This pro-spectus relates only to Service Shares of the ten Portfolios described herein.

Shares of each class bear their pro rata portion of all operating expenses paid by a Portfolio, except transfer agency fees and amounts payable under the Fund's Distribution and Service Plan. In addition, each class of Investor Shares is sold with different sales charges. Because of these "class expenses" and sales charges, the performance of a Portfolio's Institutional Shares is ex-pected to be higher than the performance of the Portfolio's Service Shares, and the performance of both the Institutional Shares and Service Shares of a Port-folio is expected to be higher than the performance of the Portfolio's classes of Investor Shares. The Fund offers various services and privileges in connec-tion with its Investor Shares that are not generally offered in connection with its Institutional and Service Shares, including an automatic investment plan, automatic withdrawal plan and checkwriting. For further information regarding the Fund's Institutional or Investor Share classes, contact PFPC at (800) 441-7764 (Institutional Shares) or (800) 441-7762 (Investor Shares).

Each share of a Portfolio has a par value of $.001, represents an interest in that Portfolio and is entitled to the dividends and distributions earned on that Portfolio's assets as are declared in the discretion of the Board of Trustees. The Fund's shareholders are entitled to one vote for each full share held and proportionate fractional votes for fractional shares held, and will vote in the aggregate and not by class, except where otherwise required by law or as determined by the Board of Trustees. The Fund does not currently intend to hold annual meetings of shareholders for the election of trustees (except as required under the 1940 Act). For a further discussion of the voting rights of shareholders, see "Additional Information Concerning Shares" in the Statement of Additional Information.

On December 18, 1995, PNC Bank held of record approximately 77% of the Fund's outstanding shares, as trustee on behalf of individual and institutional in-vestors, and may be deemed a controlling person of the Fund under the 1940 Act. PNC Bank is a subsidiary of PNC Bank Corp., a multi-bank holding company.

How Is Performance Calculated?
--------------------------------------------------------------------------------
Performance information for Service Shares of the Portfolios may be quoted in advertisements and communications to shareholders. Total return will be calcu-lated on an average annual total return basis for various periods. Average an-nual total return reflects the average annual percentage change in value of an investment in Service Shares of a Portfolio over the measuring period. Total return may also be calculated on an aggregate total return basis. Aggregate to-tal return reflects the total percentage change in value over the measuring pe-riod. Both methods of calculating total return assume that dividend and capital gain distributions made by a Portfolio with respect to its Service Shares are reinvested in Service Shares.

The yield of Service Shares is computed by dividing the Portfolio's net income per share allocated to its Service Shares during a 30-day (or one month) period by the net asset value per share on the last day of the period and annualizing the result on a semi-annual basis. Each Tax-Free Portfolio's "tax-equivalent yield" may also be quoted, which shows the level of taxable yield needed to produce an after-tax equivalent to a Portfolio's tax-free yield. This is done by increasing the Portfolio's yield (calculated above) by the amount necessary to reflect the payment of Federal and/or state income tax at a stated tax rate.

The performance of a Portfolio's Service Shares may be compared to the perfor-mance of other mutual funds with similar investment objectives and to relevant indices, as well as to ratings or rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of a Portfolio's Service Shares may be com-pared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. and Weisenberger Investment Company Service, and with the performance of the Lehman GMNA Index, the T-Bill Index and the "stocks, bonds and inflation index" published annually by Ibbotson Associates and the Lehman Government Corporate Bond Index, as well as the benchmarks attached to this Prospectus. Performance information may also include evaluations of the Portfo-lios and their Service Shares published by nationally recognized ranking serv-ices, and information as reported in financial publications such as Business Week, Fortune, Institutional Investor, Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in publications of a local or regional nature.

In addition to providing performance information that demonstrates the actual yield or return of Service Shares of a particular Portfolio, a Portfolio may provide other information demonstrating hypothetical investment returns. This information may include, but is not limited to, illustrating the compounding effects of a dividend in a dividend reinvestment plan or the impact of tax-de-ferred investing.

Performance quotations for shares of a Portfolio represent past performance and should not be considered representative of future results. The investment re-turn and principal value of an investment in a Portfolio will fluctuate so that an investor's Service Shares, when redeemed, may be worth more or less than their original cost. Since performance will fluctuate, performance data for Service Shares of a Portfolio cannot necessarily be used to compare an invest-ment in such shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses and market conditions. Any fees charged by brokers or other institu-tions directly to their customer accounts in connection with investments in Service Shares will not be included in the Portfolio performance calculations.

How Can I Get More Information?
--------------------------------------------------------------------------------
We believe that it is essential for shareholders to have access to information regarding their investment 24 hours a day, 7 days a week. The COMPASS CAPITAL FUNDS have an investor information line that can provide such access.

In addition to account information, other sources of information regarding each COMPASS CAPITAL Portfolio and its portfolio holdings, strategy and current div-idend and performance levels are available.

By selecting the appropriate source of information as listed below, investors can receive additional information on the COMPASS CAPITAL Portfolios by either using a toll-free number or through electronic access:

For Performance and Portfolio Management Questions dial (800) FUTURE4.

For Information Related to Share Purchases and Redemptions call COMPASS CAPITAL FUNDS at (800) 441-7450.

For Questions about Shareholder Accounts and Balances held directly at the Fund, call (800) 441-7764.

Information is also available on the Internet through the World Wide Web. Shareholders and investment professionals may access portfolio information, portfolio manager updates and market data by accessing http://www.compassfunds.com.

                                    APPENDIX

    COMPASS CAPITAL            PERFORMANCE
       PORTFOLIO                BENCHMARK                         DESCRIPTION
Short Government Bond    Merrill 1-3 Year         Treasuries with maturities ranging from 1
                         Treasury Index           to 2.99 years
Intermediate Government  Lehman Brothers          Treasury and agency issues in the Lehman
Bond                     Intermediate Government  Aggregate, excluding maturities above 9.99 years
Intermediate Bond        Lehman Brothers          Treasury, agency and corporate issues in
                         Intermediate Gov't/Corp  the Lehman Aggregate, excluding maturities above 9.99 years
Core Bond                Lehman Aggregate         The Lehman Aggregate contains issues that
                                                  meet the following criteria:
                                                  . At least $100 million par amount
                                                    outstanding for entry and exit
                                                  . Rated investment grade (at least Baa-3)
                                                    by Moody's or S&P (if not rated by
                                                    Moody's)
                                                  . At least one year at maturity
                                                  . Coupon must have a fixed rate
                                                  . Excludes CMOs, ARMs, manufactured homes,
                                                    non-agency bonds, buydowns, graduated
                                                    equity mortgages, project loans and non-
                                                    conforming ("jumbo") mortgages
                                                  . As of June 1995, the composition of the
                                                    Lehman Brothers Aggregate Index is:
                                                  54% allocation to Treasury and government
                                                  securities
                                                  28% allocation to mortgage-backed
                                                  securities
                                                  18% allocation to corporate and asset-
                                                  backed securities
Managed Income           Salomon BIG              Very similar to the Lehman Aggregate, the
                                                  Salomon BIG is a market-weighted index
                                                  comprised of U.S. Treasury, government-
                                                  sponsored, investment grade corporate (Baa-
                                                  3/BBB- or better), mortgage- and asset-
                                                  backed securities.
                                                  . Issues comprising the index have an
                                                    average life of at least 1 year, with no
                                                    maximum maturity
                                                  . Corporate and government-sponsored issues
                                                    have a minimum face amount of $100
                                                    million to qualify for entry, and a
                                                    minimum of $75 million face amount to
                                                    exit
                                                  . Treasury and mortgage issues have a
                                                    minimum face amount of $1 billion for
                                                    both entry and exit
                                                  . Excludes CMOs, ARMs, manufactured homes,
                                                    non-agency bonds, buydowns, graduated
                                                    equity mortgages, project loans and non-
                                                    conforming ("jumbo") mortgages
                                                  . As of June 1995, the composition of the
                                                    Index is:
                                                  53% allocation to Treasury and government
                                                  securities
                                                  29% allocation to mortgage-backed
                                                  securities
                                                  18% allocation to corporate and asset-
                                                  backed securities
International Bond       Salomon Non-U.S. Hedged  A market-capitalization weighted benchmark
                         World Government Bond    that tracks the performance of the 13
                         Index                    Government bond markets of Australia,
                                                  Austria, Belgium, Canada, Denmark, France,
                                                  Germany, Italy, Japan, the Netherlands,
                                                  Spain, Sweden and the United Kingdom. The
                                                  currency-hedged return is computed by using
                                                  a rolling one-month forward exchange
                                                  contract as a hedging instrument.
Tax-Free Income          Lehman Municipal Bond    All of the bonds in the following Municipal
                         Index                    Indices possess the following
                                                  characteristics:
                                                  . A minimum credit rating of Baa-3
                                                  . Outstanding par value of at least $3
                                                    million
                                                  . Must be issued as part of a deal of at
                                                    least $50 million
                                                  . Individual bonds must have been issued
                                                    within the last 5 years
                                                  . Remaining maturity of not less than one
                                                    year
                                                  Excludes bonds subject to the alternative
                                                  minimum tax (AMT), taxable municipal bonds,
                                                  and floating-rate or zero coupon municipal
                                                  bonds
Pennsylvania Tax-Free    Lehman Local GO Index    Local general obligation bonds
Income
New Jersey Tax-Free      Lehman Local GO Index    Local general obligation bonds
Income
Ohio Tax-Free Income     Lehman Local GO Index    Local general obligation bonds

The Compass Capital Funds
--------------------------------------------------------------------------------
NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTA-TIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE STATEMENT OF ADDITIONAL IN-FORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING
MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THIS PRO-SPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN
ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                               -----------------

SHORT GOVERNMENT BOND PORTFOLIO

INTERMEDIATE GOVERNMENT BOND PORTFOLIO

INTERMEDIATE BOND PORTFOLIO

CORE BOND PORTFOLIO

MANAGED INCOME PORTFOLIO

INTERNATIONAL BOND PORTFOLIO

TAX-FREE INCOME PORTFOLIO

PENNSYLVANIA TAX-FREE INCOME PORTFOLIO

NEW JERSEY TAX-FREE INCOME PORTFOLIO

OHIO TAX-FREE INCOME PORTFOLIO


                                    THE BOND
                                   PORTFOLIOS

                                 SERVICE SHARES



                                   Prospectus

                                January 16, 1996

                            COMPASS CAPITAL FUNDS(R)
                          (FORMERLY, THE PNC(R) FUND)
                    (INVESTOR A AND INVESTOR B SHARES OF THE
                        SHORT GOVERNMENT BOND PORTFOLIO,
                       INTERMEDIATE GOVERNMENT PORTFOLIO,
                          INTERMEDIATE BOND PORTFOLIO,
                              CORE BOND PORTFOLIO,
                           MANAGED INCOME PORTFOLIO,
                          GOVERNMENT INCOME PORTFOLIO,
                         INTERNATIONAL BOND PORTFOLIO,
                           TAX-FREE INCOME PORTFOLIO,
                    PENNSYLVANIA TAX-FREE INCOME PORTFOLIO,
                    NEW JERSEY TAX-FREE INCOME PORTFOLIO AND
                        OHIO TAX-FREE INCOME PORTFOLIO)
                             CROSS REFERENCE SHEET


           FORM N-1A ITEM                               LOCATION
           --------------                               --------

           PART A                                       PROSPECTUS

     1.    Cover page.............................      Cover Page

     2.    Synopsis...............................      What Are The Expenses Of
                                                        The Portfolios?

     3.    Condensed Financial Information........      What Are The Portfolios'
                                                        Financial Highlights?

     4.    General Description of Registrant......      Cover Page; What Are The
                                                        Portfolios?; What
                                                        Additional Investment
                                                        Policies Apply?; What
                                                        Are The Portfolios'
                                                        Fundamental Investment
                                                        Limitations?

     5.    Management of the Fund.................      Who Manages The Fund?

     5A.   Managements Discussion of Fund
            Performance...........................      Inapplicable

     6.    Capital Stock and Other Securities.....      How Frequently Are
                                                        Dividends And
                                                        Distributions Made To
                                                        Investors?; How Are Fund
                                                        Distributions Taxed?;
                                                        How Is The Fund
                                                        Organized?

     7.    Purchase of Securities Being Offered...      How Are Shares Purchased
                                                        And Redeemed?; How Is
                                                        Net Asset Value
                                                        Calculated?; How Is The
                                                        Fund Organized?

     8.    Redemption or Repurchase...............      How Are Shares Purchased
                                                        and Redeemed?

     9.    Legal Proceedings......................      Inapplicable

[ART]

PROSPECTUS

        BOND
        PORTFOLIOS

        Investor
        Shares


        COMPASS
        --------------------
        [LOGO] CAPITAL FUNDS


N O T    Investments are not FDIC insured, are
FDIC     not deposits or obligations of any bank,
INSURED  and involve risk including
         possible loss of principal.

The Bond Portfolios Investor Shares                            January 16, 1996
-------------------------------------------------------------------------------
                 Compass Capital Funds SM ("Compass Capital" or the "Fund") consist of twenty-eight investment portfolios. This
                 Prospectus describes the Investor Shares of eleven of those portfolios (the "Portfolios"):

                  Short Government Bond Portfolio
                  Intermediate Government Bond Portfolio
                  Intermediate Bond Portfolio
                  Core Bond Portfolio
                  Government Income Portfolio
                  Managed Income Portfolio
                  International Bond Portfolio
                  Tax-Free Income Portfolio
                  Pennsylvania Tax-Free Income Portfolio
                  New Jersey Tax-Free Income Portfolio
                  Ohio Tax-Free Income Portfolio

                 This Prospectus contains information that a prospective in-vestor needs to know before investing. Please keep it for fu-ture reference. A Statement of Additional Information dated January 16, 1996 has been filed with the Securities and Ex-change Commission (the "SEC"). The Statement of Additional Information may be obtained free of charge from the Fund by calling (800) 441-7762. The Statement of Additional Informa-tion, as supplemented from time to time, is incorporated by reference into this Prospectus.

                 SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND ARE NOT INSURED BY, GUARANTEED BY, OB-LIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RE-SERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENTS IN THE PORTFOLIOS INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURI-TIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CON-TRARY IS A CRIMINAL OFFENSE. SHARES OF THE STATE-SPECIFIC TAX-FREE PORTFOLIOS ARE INTENDED ONLY FOR RESIDENTS OF THE RESPECTIVE STATES INDICATED.

The Bond Portfolios Of Compass Capital Funds
--------------------------------------------------------------------------------

              The Bond Portfolios of COMPASS CAPITAL FUNDS consist of eleven investment portfolios that provide investors with a broad spec-trum of investment alternatives within the fixed income sector. Seven of these Portfolios invest in taxable bonds, and four of these Portfolios invest in tax-exempt bonds. A detailed descrip-tion of each Portfolio begins on page 23.

              COMPASS        PERFORMANCE     LIPPER PEER GROUP
              CAPITAL        BENCHMARK
              PORTFOLIO

              Short          Merrill 1-3     Short U.S. Government
               Government     Year
               Bond           Treasury
                              Index

              Intermediate   Lehman          Intermediate U.S. Government
               Government     Brothers
               Bond           Intermediate
                              Government
              Intermediate   Lehman          Intermediate Government/Corporate
               Bond           Brothers
                              Intermediate
                              Government/
                              Corporate
              Core Bond      Lehman          Intermediate Investment Grade
                              Aggregate       Debt
              Government     Lehman          General U.S. Government
               Income        Mortgage/
                              10 Year
                              Treasury
              Managed        Salomon BIG     Corporate Debt A-Rated
               Income
              International  Salomon         General World Income
               Bond           Non-U.S.
                              Hedged World
                              Government
                              Bond Index
              Tax-Free       Lehman          General Municipal Debt
               Income         Municipal
                              Bond Index
              PA Tax-Free    Lehman          PA Municipal Debt
               Income         Local GO
                              Index
              NJ Tax-Free    Lehman          NJ Municipal Debt
               Income         Local GO
                              Index
              OH Tax-Free    Lehman          OH Municipal Debt
               Income         Local GO
                              Index

              PNC Asset Management Group, Inc. ("PAMG") serves as the Fund's investment adviser. BlackRock Financial Management, Inc. ("BlackRock") serves as sub-adviser to each Portfolio except the International Bond Portfolio, which is sub-advised by Morgan Grenfell Investment Services Limited ("Morgan Grenfell").

UNDERSTANDING This Prospectus has been crafted to provide detailed, accurate
THE COMPASS   and comprehensive information on the Compass Capital Portfolios.
CAPITAL       We intend this document to be an effective tool as you explore
BOND          different directions in fixed income investing. You may wish to
PORTFOLIOS    use the table of contents on page 5 to find descriptions of the
              Portfolios, including the investment objectives, portfolio man-agement styles, risks and charges and expenses.

CONSIDERING      There can be no assurance that any mutual fund will achieve
THE RISKS IN     its investment objective. Some or all of the Portfolios may
BOND INVESTING   purchase mortgage-related, asset-backed, foreign and illiquid securities; enter into repurchase and reverse repurchase agreements and engage in leveraging techniques; lend portfo-lio securities to third parties; and enter into futures con-tracts and options. Each of the Pennsylvania, New Jersey and Ohio Tax-Free Income Portfolios (the "State-Specific Tax-Free
                 Portfolios") concentrates in the securities of issuers lo-cated in a particular state, and is non-diversified, which means that its performance may be dependent upon the perfor-mance of a smaller number of securities than the other Port-folios, which are considered diversified. See "What Addi-tional Investment Policies And Risks Apply?"

INVESTING IN     For information on how to purchase and redeem shares of the
THE COMPASS      Portfolios, see "How Are Shares Purchased" and "How Are
CAPITAL FUNDS    Shares Redeemed?"

Asking The Key Questions
--------------------------------------------------------------------------------

                                                                          PAGE
            What Are The Expenses Of The Portfolios?.....................   6
            What Are The Portfolios' Financial Highlights?...............  11
            What Are The Portfolios?.....................................  23
            What Are The Differences Among The Portfolios?...............  24
            What Types Of Securities Are In The Portfolios?..............  25
            What Are The Portfolios' Fundamental Investment
             Limitations?................................................  26
            What Additional Investment Policies And Risks Apply?.........  27
            Who Manages The Fund?........................................  40
            What Pricing Options Are Available To Investors?.............  46
            What Are The Key Considerations In Selecting A Pricing
             Option?.....................................................  48
            How Are Shares Purchased?....................................  49
            How Are Shares Redeemed?.....................................  51
            What Are The Shareholder Features Of The Fund?...............  53
            What Is The Schedule Of Sales Charges And Exemptions?........  56
            How Is Net Asset Value Calculated?...........................  62
            How Frequently Are Dividends And Distributions Made To
             Investors?..................................................  63
            How Are Fund Distributions Taxed?............................  64
            How Is The Fund Organized?...................................  68
            How Is Performance Calculated?...............................  69
            How Can I Get More Information?..............................  71

What Are The Expenses Of The Portfolios?
-------------------------------------------------------------------------------
Below is a summary of the annual operating expenses expected to be incurred by Investor Shares of the Portfolios for the current fiscal year ending September 30, 1996 as a percentage of average daily net assets. An example based on the summary is also shown.

                                   SHORT               INTERMEDIATE       INTERMEDIATE
                              GOVERNMENT BOND         GOVERNMENT BOND         BOND
                                 PORTFOLIO               PORTFOLIO         PORTFOLIO+
                          INVESTOR A  INVESTOR B  INVESTOR A  INVESTOR B   INVESTOR A
SHAREHOLDER TRANSACTION
 EXPENSES
Front-End Sales
 Charge(/1/)
 (as a percentage of
 offering price)                 3.0%        None        4.0%        None          4.0%
Sales Charge on
 Reinvested Dividends            None        None        None        None          None
Deferred Sales
 Charge(/1/)(/2/)
 (as a percentage of
 original purchase price
 or redemption proceeds,
 whichever is lower)             None        4.5%        None        4.5%          None
ANNUAL PORTFOLIO
 OPERATING EXPENSES (AS
 A PERCENTAGE OF AVERAGE
 NET ASSETS)
Advisory fees (after fee
 waivers)(/3/)                   .30%        .30%        .30%        .30%          .30%
12b-1 fees(/3/)(/4/)             .00         .75         .00         .75           .00
Other operating expenses
 (after fee
 waivers)(/3/)                   .72         .72         .72         .72           .72
                               ------      ------      ------      ------       -------
 Shareholder servicing
  fee                      .25         .25         .25         .25          .25
 Shareholder processing
  fee                      .15         .15         .15         .15          .15
 Other expenses            .32         .32         .32         .32          .32
                          ----        ----        ----        ----        -----
Total Portfolio
 operating expenses
 (after fee
 waivers)(/3/)                  1.02%       1.77%       1.02%       1.77%         1.02%
                               ======      ======      ======      ======       =======

(1) Reduced front-end sales charges may be available. A deferred sales charge of up to 1.00% is assessed on certain redemptions of Investor A Shares that are purchased with no initial sales charge as part of an investment of $1,000,000 or more. See "What Is the Schedule of Sales Charges and Ex-emptions?"
(2) This amount applies to redemptions during the first year. The deferred sales charge decreases for redemptions made in subsequent years. No de-ferred sales charge is charged after the sixth year on Investor B Shares. See "What Is the Schedule of Sales Charges and Exemptions?"
(3) "Other expenses" includes the administration fees payable by the Portfo-lios. Without waivers, advisory fees would be .50% and administration fees would be .23% for each class of each Portfolio. PAMG and the Portfolios' administrators are under no obligation to waive fees or reimburse ex-penses, but have informed the Fund that they expect to waive fees and re-imburse expenses during the remainder of the current fiscal year as neces-sary to maintain the Portfolios' total operating expenses at the levels set forth in the table. The information in the table is based on the advi-sory and administration fees and other expenses payable after fee waivers for the fiscal year ended September 30, 1995, as restated to reflect cur-rent expenses and fee waivers. Without waivers, "Other operating expenses" would be: (i) .80%, .80% and .82%, respectively, for Investor A Shares; and (ii) .80% and .80%, respectively, for Investor B shares; and "Total Portfolio operating expenses" would be: (iii) 1.30%, 1.30% and 1.32%, re-spectively, for Investor A Shares; and (iv) 2.06% and 2.05%, respectively, for Investor B Shares. The Portfolios do not expect to incur any 12b-1 fees with respect to Investor A Shares (otherwise payable at the maximum rate of .10%) during the current fiscal year.
(4) Investors with a long-term perspective may prefer Investor A Shares, as described under "What Are The Key Considerations In Selecting A Pricing Option?" on page 48. Investor A Shares do not currently pay 12b-1 fees. Long-term investors in Investor B Shares (as well as investors in Investor A Shares if 12b-1 fees are charged in the future) may pay more than the economic equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers, Inc. ("NASD").
 + The Intermediate Bond Portfolio does not currently offer Investor B Shares.

--------------------------------------------------------------------------------

                                                        GOVERNMENT          MANAGED
                                 CORE BOND                INCOME            INCOME
                                 PORTFOLIO               PORTFOLIO        PORTFOLIO+
                          INVESTOR A  INVESTOR B  INVESTOR A  INVESTOR B  INVESTOR A
SHAREHOLDER TRANSACTION
 EXPENSES
Front-End Sales
 Charge(/1/)
 (as a percentage of
 offering price)                 4.0%        None        4.5%        None        4.5%
Sales Charge on
 Reinvested Dividends            None        None        None        None        None
Deferred Sales
 Charge(/1/)(/2/)
 (as a percentage of
 original purchase price
 or redemption proceeds,
 whichever is lower)             None        4.5%        None        4.5%        None
ANNUAL PORTFOLIO
 OPERATING EXPENSES (AS
 A PERCENTAGE OF AVERAGE
 NET ASSETS)
Advisory fees (after fee
 waivers)(/3/)                   .30%        .30%        .30%        .30%        .35%
12b-1 fees(/3/)(/4/)             .00         .75         .00         .75         .00
Other operating expenses
 (after fee
 waivers)(/3/)                   .72         .72         .72         .72         .70
                               ------      ------      ------      ------      ------
 Shareholder servicing
  fee                      .25         .25         .25         .25         .25
 Shareholder processing
  fee                      .15         .15         .15         .15         .15
 Other expenses            .32         .32         .32         .32         .30
                          ----        ----        ----        ----        ----
Total Portfolio
 operating expenses
 (after fee
 waivers)(/3/)                  1.02%       1.77%       1.02%       1.77%       1.05%
                               ======      ======      ======      ======      ======

(1) Reduced front-end sales charges may be available. A deferred sales charge of up to 1.00% is assessed on certain redemptions of Investor A Shares that are purchased with no initial sales charge as part of an investment of $1,000,000 or more. See "What Is the Schedule of Sales Charges and Exemp-tions?"
(2) This amount applies to redemptions during the first year. The deferred sales charge decreases for redemptions made in subsequent years. No de-ferred sales charge is charged after the sixth year on Investor B Shares. See "What Is the Schedule of Sales Charges and Exemptions?"
(3) "Other expenses" includes the administration fees payable by the Portfo-lios. Without waivers, advisory fees would be .50% and administration fees would be .23% for each class of each Portfolio. PAMG and the Portfolios' administrators are under no obligation to waive fees or reimburse expenses, but have informed the Fund that they expect to waive fees and reimburse ex-penses during the remainder of the current fiscal year as necessary to maintain the Portfolios' total operating expenses at the levels set forth in the table. The information in the table is based on the advisory and ad-ministration fees and other expenses payable after fee waivers for the fis-cal year ended September 30, 1995, as restated to reflect current expenses and fee waivers. Without waivers, "Other operating expenses" would be: (i) .80%, .80% and .81%, respectively, for Investor A Shares; and (ii) .80% and .80%, respectively, for Investor B Shares; and "Total Portfolio operating expenses" would be: (iii) 1.30%, 1.30% and 1.31%, respectively, for In-vestor A Shares; and (iv) 2.05% and 2.05%, respectively, for Investor B Shares. The Portfolios do not expect to incur any 12b-1 fees with respect to Investor A Shares (otherwise payable at the maximum rate of .10%) during the current fiscal year.
(4) Investors with a long-term perspective may prefer Investor A Shares, as de-scribed under "What Are The Key Considerations In Selecting A Pricing Op-tion?" on page 48. Investor A Shares do not currently pay 12b-1 fees. Long-term investors in Investor B Shares (as well as investors in Investor A Shares if 12b-1 fees are charged in the future) may pay more than the eco-nomic equivalent of the maximum front-end sales charges permitted by the rules of the NASD.
(1) Reduced front-end sales charges may be available. A deferred sales charge of up to 1.00% is assessed on certain redemptions of Investor A Shares that are purchased with no initial sales charge as part of an investment of $1,000,000 or more. See "What Is the Schedule of Sales Charges and Exemp-tions?"
 + The Managed Income Portfolio does not currently offer Investor B Shares.

-------------------------------------------------------------------------------

                                                                               PENNSYLVANIA
                            INTERNATIONAL BOND        TAX-FREE INCOME        TAX-FREE INCOME
                                 PORTFOLIO               PORTFOLIO              PORTFOLIO
                          INVESTOR A  INVESTOR B  INVESTOR A  INVESTOR B  INVESTOR A INVESTOR B
SHAREHOLDER TRANSACTION
 EXPENSES
Front-End Sales
 Charge(/1/)
 (as a percentage of
 offering price)                 5.0%        None        4.0%        None       4.0%        None
Sales Charge on
 Reinvested Dividends            None        None        None        None       None        None
Deferred Sales
 Charge(/1/)(/2/)
 (as a percentage of
 original purchase price
 or redemption proceeds,
 whichever is lower)             None        4.5%        None        4.5%       None        4.5%
ANNUAL PORTFOLIO
 OPERATING EXPENSES
 (AS A PERCENTAGE OF
 AVERAGE NET ASSETS)
Advisory fees (after fee
 waivers)(/3/)                   .55%        .55%        .30%        .30%       .30%        .30%
12b-1 fees(/3/)(/4/)             .00         .75         .00         .75        .00         .75
Other operating expenses
 (after fee waivers and
 expense
 reimbursements)(/3/)            .90         .90         .72         .72        .67         .72
                               ------      ------      ------      ------      -----      ------
 Shareholder servicing
  fee                      .25         .25         .25         .25         .25        .25
 Shareholder processing
  fee                      .15         .15         .15         .15         .15        .15
 Other expenses            .50         .50         .32         .32         .27        .32
                          ----        ----        ----        ----        ----       ----
Total Portfolio
 operating expenses
 (after fee waivers and
 expense
 reimbursements)(/3/)           1.45%       2.20%       1.02%       1.77%       .97%       1.77%
                               ======      ======      ======      ======      =====      ======

(1) Reduced front-end sales charges may be available. A deferred sales charge of up to 1.00% is assessed on certain redemptions of Investor A Shares that are purchased with no initial sales charge as part of an investment of $1,000,000 or more. See "What Is the Schedule of Sales Charges and Ex-emptions?"
(2) This amount applies to redemptions during the first year. The deferred sales charge decreases for redemptions made in subsequent years. No de-ferred sales charge is charged after the sixth year on Investor B Shares. See "What Is the Schedule of Sales Charges and Exemptions?"
(3) "Other expenses" includes the administration fees payable by the Portfo-lios. Without waivers, advisory fees would be .55%, .50% and .50%, respec-tively, and administration fees would be .23% for each class of each Port-folio. In addition, the Expense Summary reflects reimbursements made to the Tax-Free Income Portfolio by the adviser. PAMG and the Portfolios' ad-ministrators are under no obligation to waive fees or reimburse expenses, but have informed the Fund that they expect to waive fees and reimburse expenses during the remainder of the current fiscal year as necessary to maintain the Portfolios' total operating expenses at the levels set forth in the table. The information in the table is based on the advisory and administration fees and other expenses payable after fee waivers for the fiscal year ended September 30, 1995, as restated to reflect current ex-penses and fee waivers. Without waivers, "Other operating expenses" would be: (i) .98%, .82% and .77%, respectively, for Investor A Shares; and (ii) .98%, .82% and .82%, respectively, for Investor B Shares; and "Total Port-folio operating expenses" would be: (iii) 1.52%, 1.32% and 1.32%, respec-tively, for Investor A Shares; and (iv) 2.27%, 2.07% and 2.07%, respec-tively, for Investor B Shares. The Portfolios do not expect to incur any 12b-1 fees with respect to Investor A Shares (otherwise payable at the maximum rate of .10%) during the current fiscal year.
(4) Investors with a long-term perspective may prefer Investor A Shares, as described under "What Are the Key Considerations in Selecting a Pricing Option?" on page 48. Investor A Shares do not currently pay 12b-1 fees. Long-term investors in Investor B Shares (as well as investors in Investor A Shares if 12b-1 fees are charged in the future) may pay more than the economic equivalent of the maximum front-end sales charges permitted by the rules of the NASD.

--------------------------------------------------------------------------------

                                     NEW JERSEY                 OHIO
                                   TAX-FREE INCOME         TAX-FREE INCOME
                                      PORTFOLIO               PORTFOLIO
                               INVESTOR A  INVESTOR B  INVESTOR A  INVESTOR B
SHAREHOLDER TRANSACTION
 EXPENSES
Front-End Sales Charge(/1/)
 (as a percentage of offering
 price)                               4.0%        None        4.0%        None
Sales Charge on Reinvested
 Dividends                            None        None        None        None
Deferred Sales
 Charge(/1/)(/2/)
 (as a percentage of original
 purchase price or redemption
 proceeds, whichever is
 lower)                               None        4.5%        None        4.5%
ANNUAL PORTFOLIO OPERATING
 EXPENSES
 (AS A PERCENTAGE OF AVERAGE
 NET ASSETS)
Advisory Fees (after fee
 waivers)(/3/)                        .30%        .30%        .30%        .30%
12b-1 fees(/3/)(/4/)                  .00         .75         .00         .75
Other operating expenses
 (after fee waivers)(/3/)             .72         .72         .72         .72
                                    ------      ------      ------      ------
 Shareholder servicing fee      .25         .25         .25         .25
 Shareholder processing fee     .15         .15         .15         .15
 Other expenses                 .32         .32         .32         .32
                               ----        ----        ----        ----
Total Portfolio operating
 expenses (after fee
 waivers)(/3/)                       1.02%       1.77%       1.02%       1.77%
                                    ======      ======      ======      ======

(1) Reduced front-end sales charges may be available. A deferred sales charge of up to 1.00% is assessed on certain redemptions of Investor A Shares that are purchased with no initial sales charge as part of an investment of $1,000,000 or more. See "What Is the Schedule of Sales Charges and Exemp-tions?"
(2) This amount applies to redemptions during the first year. The deferred sales charge decreases for redemptions made in subsequent years. No de-ferred sales charge is charged after the sixth year on Investor B Shares. See "What Is the Schedule of Sales Charges and Exemptions?"
(3) "Other expenses" includes the administration fees payable by the portfo-lios. Without waivers, advisory fees would be .50% and administration fees would be .23% for each class of each Portfolio. PAMG and the Portfolios' administrators are under no obligation to waive fees or reimburse expenses, but have informed the Fund that they expect to waive fees and reimburse ex-penses during the remainder of the current fiscal year as necessary to maintain the Portfolios' total operating expenses at the levels set forth in the table. The information in the table is based on the advisory and ad-ministration fees and other expenses payable after fee waivers for the fis-cal year ended September 30, 1995, as restated to reflect current expenses and fee waivers. Without waivers, "Other operating expenses" would be: (i) .85% and .85%, respectively, for Investor A Shares; and (ii) .85% and .85%, respectively, for Investor B Shares; and "Total Portfolio operating ex-penses" would be: (iii) 1.32% and 1.35% for Investor A Shares; and (iv) 2.07% and 2.10% for Investor B Shares. The Portfolios do not expect to in-cur 12b-1 fees with respect to Investor A Shares (otherwise payable at the maximum rate of .10%) during the current fiscal year.
(4) Investors with a long-term perspective may prefer Investor A Shares, as de-scribed under "What Are The Key Considerations In Selecting A Pricing Op-tion?" on page 48. Investor A Shares do not currently pay 12b-1 fees. Long-term investors in Investor B Shares (as well as investors in Investor A Shares if 12b-1 fees are charged in the future) may pay more than the eco-nomic equivalent of the maximum front-end sales charges permitted by the rules of the NASD.

EXAMPLE

An investor in Investor Shares would pay the following expenses on a $1,000 investment assuming (1) 5% annual return, and (2) redemption at the end of each time period:

                                 ONE YEAR THREE YEARS FIVE YEARS TEN YEARS
Short Government Bond Portfolio
 A Shares*                         $40        $61        $ 85      $151
 B Shares (Redemption)**            63         93         119       179***
 B Shares (No Redemption)           18         56          96       179***
Intermediate Government Bond
 Portfolio
 A Shares*                          50         71          94       160
 B Shares (Redemption)**            63         93         119       179***
 B Shares (No Redemption)           18         56          96       179***
Intermediate Bond Portfolio
 A Shares*                          50         71          94       160
Core Bond Portfolio
 A Shares*                          50         71          94       160
 B Shares (Redemption)**            63         93         119       179***
 B Shares (No Redemption)           18         56          96       179***
Government Income Portfolio
 A Shares*                          55         76          99       164
 B Shares (Redemption)**            63         93         119       179***
 B Shares (No Redemption)           18         56          96       179***
Managed Income Portfolio
 A Shares*                          55         77         100       167
International Bond Portfolio
 A Shares*                          64         94         125       215
 B Shares (Redemption)**            67        106         140       234
 B Shares (No Redemption)           22         69         118       234
Tax-Free Income Portfolio
 A Shares*                          50         71          94       160
 B Shares (Redemption)**            63         93         119       179***
 B Shares (No Redemption)           18         56          96       179***
Pennsylvania Tax-Free Income
 Portfolio
 A Shares*                          50         70          91       154
 B Shares (Redemption)**            63         93         119       177***
 B Shares (No Redemption)           18         56          96       177***
New Jersey Tax-Free Income
 Portfolio
 A Shares*                          50         71          94       160
 B Shares (Redemption)**            63         93         119       179***
 B Shares (No Redemption)           18         56          96       179***
Ohio Tax-Free Income Portfolio
 A Shares*                          50         71          94       160
 B Shares (Redemption)**            63         93         119       179***
 B Shares (No Redemption)           18         56          96       179***

 * Reflects the imposition of the maximum front-end sales charge at the begin-ning of the period.
 ** Reflects the deduction of the deferred sales charge.
*** Based on the conversion of the Investor B Shares to Investor A Shares af-ter seven years.

The foregoing Tables and Example are intended to assist investors in under-standing the costs and expenses that an investor in the Portfolios will bear either directly or indirectly. They do not reflect any charges that may be im-posed by brokers or other institutions directly on their customer accounts in connection with investments in the Portfolios.

THE EXAMPLE SHOWN ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE INVESTMENT RETURN OR OPERATING EXPENSES. ACTUAL INVESTMENT RETURN AND OPERAT-ING EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

What Are The Portfolios' Financial Highlights?
--------------------------------------------------------------------------------

              The following financial information has been derived from the financial statements incorporated by reference into the State-ment of Additional Information and, except for the period March 31, 1995 through August 31, 1995 with respect to the Interna-tional Bond Portfolio and the New Jersey Tax-Free Income Portfo-lio, has been audited by the Portfolios' independent accoun-tants' (or former accountants with respect to the Short Govern-ment Bond and Core Bond Portfolios). This financial information should be read together with those financial statements. For the periods shown, the Short Government Bond Portfolio and Core Bond Portfolio offered only one class of shares to institutional in-vestors, and the New Jersey Tax-Free Income Portfolio and Inter-national Bond Portfolio offered one class of shares to both in-stitutional and retail investors. Further information about the performance of the Portfolios is available in the Fund's annual shareholder reports. Both the Statement of Additional Informa-tion and the annual shareholder reports may be obtained from the Fund free of charge by calling (800) 441-7762. During the peri-ods shown, no Investor B Shares of the Short Government Bond, Intermediate Government Bond, Intermediate Bond, Core Bond, Man-aged Income, International Bond, Tax-Free Income and New-Jersey Tax-Free Income Portfolios were outstanding. The Intermediate Bond and Managed Income Portfolios do not currently offer In-vestor B Shares.

Financial Highlights
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                        SHORT GOVERNMENT BOND PORTFOLIO+
                   (FORMERLY, THE SHORT-TERM BOND PORTFOLIO)

                                     YEAR          YEAR      JULY 17, 1992(*)
                                     ENDED         ENDED         THROUGH
                                 JUNE 30, 1995 JUNE 30, 1994  JUNE 30, 1993
PER SHARE OPERATING
 PERFORMANCE:
Net asset value, beginning of
 period                             $  9.71       $  9.96        $ 10.00
                                    -------       -------        -------
 Net investment income (net of
  $.014, $.011 and $.005
  respectively, of interest
  expense)(**)                         0.58          0.48           0.51
 Net realized and unrealized
  loss on investments                  0.13         (0.25)         (0.06)
                                    -------       -------        -------
Net increase from investment
 operations                            0.71          0.23           0.45
                                    -------       -------        -------
Dividends from net investment
 income                               (0.58)        (0.48)         (0.49)
Distributions from net realized
 capital gains                        (0.01)          - -            - -
                                    -------       -------        -------
 Total dividends and
  distributions                       (0.59)        (0.48)         (0.49)
                                    -------       -------        -------
NET ASSET VALUE, END OF PERIOD      $  9.83       $  9.71        $  9.96
                                    =======       =======        =======
Total investment return(***)           6.99%         2.33%          4.63%
RATIOS TO AVERAGE NET ASSETS:
Expenses(**)                           0.57%         0.57%          0.56%(****)
Net investment income(**)              6.08%         4.70%          5.32%(****)
SUPPLEMENTAL DATA:
Average net assets (in
 thousands)                         $34,236       $36,686        $67,540
Portfolio turnover                      586%          455%           513%
Net assets, end of period (in
 thousands)                         $44,486       $31,265        $51,611

+ This Portfolio commenced operations on July 17, 1992 as the Short Duration Portfolio, a separate investment portfolio (the "Predecessor Short Govern-ment Bond Portfolio") of The BFM Institutional Trust Inc., which was orga-nized as a Maryland business corporation. On January 12, 1996, the assets and liabilities of the Predecessor Short Government Bond Portfolio were transferred to this Portfolio, and were combined with the assets of a pre-existing portfolio investment maintained by the Fund.
(*) Commencement of investment operations.
(**) The investment adviser of the Predecessor Short Government Bond Portfolio waived fees amounting to $102,707 and $110,232 and reimbursed expenses amounting to $61,195 and $55,582, for the periods ended June 30, 1995 and June 30, 1994, respectively. For the period July 17, 1992 through June 30, 1993, the administrator of the Predecessor Short Bond Portfolio waived fees amounting to $64,580. If all expenses had been borne, the expense ra-tios would have been 1.05%, 1.02% and 0.66% for the periods ended June 30, 1995, June 30, 1994 and June 30, 1993, respectively. The net investment income ratios would have been 5.60%, 4.25% and 5.22% for the periods ended June 30, 1995, June 30, 1994 and June 30, 1993, respectively. The net in-vestment income on a per share basis would have been $0.53, $0.43 and $0.49 for the periods ended June 30, 1995, June 30, 1994 and June 30, 1993, respectively.
(***) Total investment return is calculated assuming a purchase of common stock at net asset value per share on the first day and a sale at net asset value per share on the last day of the period reported. Dividends are as-sumed, for purposes of this calculation, to be reinvested at the net as-set value per share on the payment date. Total investment return does not reflect sales load on Investor Shares.
(****) Annualized.

--------------------------------------------------------------------------------
(FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                     INTERMEDIATE GOVERNMENT BOND PORTFOLIO
               (FORMERLY, THE INTERMEDIATE GOVERNMENT PORTFOLIO)

                                       INVESTOR A SHARES
                                                                     FOR THE
                                                                      PERIOD
                                YEAR        YEAR         YEAR       5/11/92/1/
                                ENDED       ENDED        ENDED       THROUGH
                               9/30/95     9/30/94      9/30/93      9/30/92
NET ASSET VALUE AT BEGINNING
 OF PERIOD                     $ 9.64      $10.60       $10.46        $10.05
                               ------      ------       ------        ------
Income from investment
 operations
 Net investment income           0.55        0.53         0.54          0.24
 Net gain (loss) on
  investments (both realized
  and unrealized)                0.39       (0.87)        0.16          0.41
                               ------      ------       ------        ------
 Total from investment
  operations                     0.94       (0.34)        0.70          0.65
                               ------      ------       ------        ------
LESS DISTRIBUTIONS
 Distributions from net
  investment income             (0.55)      (0.52)       (0.54)        (0.24)
 Distributions from net
  realized capital gains          - -       (0.10)       (0.02)          - -
                               ------      ------       ------        ------
 Total distributions            (0.55)      (0.62)       (0.56)        (0.24)
                               ------      ------       ------        ------
NET ASSET VALUE AT END OF
 PERIOD                        $10.03      $ 9.64       $10.60        $10.46
                               ======      ======       ======        ======
Total return                     9.98%/3/   (3.36)%/3/    6.84%/3/      6.64%/3/
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period
  (in thousands)               $9,802      $8,508       $7,666        $1,484
 Ratios of expenses to
  average net assets
 After
  advisory/administration fee
  waivers                        0.70%       0.65%        0.76%         0.80%/2/
 Before
  advisory/administration fee
  waivers                        1.07%       1.05%        0.84%         0.80%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration fee
  waivers                        5.67%       5.24%        5.19%         5.28%/2/
 Before
  advisory/administration fee
  waivers                        5.30%       4.84%        5.11%         5.28%/2/
PORTFOLIO TURNOVER RATE           247%          9%          80%           38%

/1/Commencement of operations.
/2/Annualized.
/3/Sales load not reflected in total return.

--------------------------------------------------------------------------------
(FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                          INTERMEDIATE BOND PORTFOLIO
                (FORMERLY, THE INTERMEDIATE-TERM BOND PORTFOLIO)

                                                       INVESTOR A SHARES
                                                                    FOR THE
                                                                     PERIOD
                                                        YEAR       5/20/94/1/
                                                        ENDED       THROUGH
                                                       9/30/95      9/30/94
NET ASSET VALUE AT BEGINNING OF PERIOD                 $ 9.05        $ 9.23
                                                       ------        ------
Income from investment operations
 Net investment income                                   0.54          0.20
 Net gain (loss) on investments (both realized and
  unrealized)                                            0.38         (0.17)
                                                       ------        ------
 Total from investment operations                        0.92          0.03
                                                       ------        ------
LESS DISTRIBUTIONS
 Distributions from net investment income               (0.54)        (0.21)
 Distributions from net realized capital gains            - -           - -
                                                       ------        ------
 Total distributions                                    (0.54)        (0.21)
                                                       ------        ------
NET ASSET VALUE AT END OF PERIOD                       $ 9.43        $ 9.05
                                                       ======        ======
Total return                                            10.35%/3/      0.31%/3/
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in thousands)            $  647        $   87
 Ratios of expenses to average net assets
 After advisory/administration fee waivers               0.84%         0.85%/2/
 Before advisory/administration fee waivers              1.19%         1.28%/2/
 Ratios of net investment income to average net assets
 After advisory/administration fee waivers               5.89%         5.35%/2/
 Before advisory/administration fee waivers              5.55%         4.92%/2/
 PORTFOLIO TURNOVER RATE                                  262%           92%

/1/Commencement of operations.
/2/Annualized.
/3/Sales load not reflected in total return.

--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                              CORE BOND PORTFOLIO+

                                     YEAR          YEAR      DECEMBER 9, 1992(*)
                                     ENDED         ENDED           THROUGH
                                 JUNE 30, 1995 JUNE 30, 1994    JUNE 30, 1993
PER SHARE OPERATING
 PERFORMANCE:
Net asset value, beginning of
 period                             $  9.36       $ 10.37          $10.00
                                    -------       -------          ------
 Net investment income (net of
  $.004, $.003 and $.001,
  respectively, of interest
  expense)(**)                         0.62          0.55            0.32
 Net realized and unrealized
  gains on investments                 0.50         (0.60)           0.37
                                    -------       -------          ------
Net (decrease) increase from
 investment operations                 1.12         (0.05)           0.69
                                    -------       -------          ------
Dividends from net investment
 income                               (0.62)        (0.55)          (0.32)
Distributions from net realized
 capital gains                        (0.01)        (0.41)
 Total dividends and
  distributions                       (0.63)        (0.96)          (0.32)
                                    -------       -------          ------
NET ASSET VALUE, END OF PERIOD      $  9.85       $  9.36          $10.37
                                    =======       =======          ======
Total investment return (***)         11.79%        (0.69)%          6.88%
RATIOS TO AVERAGE NET ASSETS:
Expenses (*)                           0.55%         0.55%           0.55%(****)
Net investment income (**)             6.62%         5.61%           5.57%(****)
SUPPLEMENTAL DATA:
Average net assets (in
 thousands)                         $16,247       $ 9,702          $6,622
Portfolio turnover                      435%          722%            354%
Net assets, end of period (in
 thousands)                         $32,191       $12,507          $7,803

+ This Portfolio commenced operations on December 9, 1992 as the Core Fixed Income Portfolio, a separate investment portfolio (the "Predecessor Core Bond Portfolio") of The BFM Institutional Trust Inc., which was organized as a Maryland business corporation. On January 12, 1996, the assets and liabil-ities of the Predecessor Core Bond Portfolio were transferred to this Port-folio, which had no prior operating history.
(*) Commencement of investment operations.
(**) The investment adviser of the Predecessor Core Bond Portfolio waived fees amounting to $56,894, $34,010 and $24,761 and reimbursed expenses amount-ing to $137,364, $137,179 and $0 for the periods ended June 30, 1995, June 30, 1994 and June 30, 1993, respectively. The administrator of the Prede-cessor Core Bond Portfolio waived fees amounting to $32,500 and $3,701 for the periods ended June 30, 1994 and June 30, 1993, respectively. For the period ended June 30, 1993, the custodian and transfer agent of the Prede-cessor Core Bond Portfolio waived fees amounting to $24,272 and $17,283, respectively. If the Predecessor Core Bond Portfolio had borne all ex-penses for the periods ended June 30, 1995, 1994 and 1993, the expense ra-tios would have been 1.75%, 2.65% and 2.44%, respectively; the net invest-ment income ratios would have been 5.43%, 3.51% and 3.68%, respectively; and the net investment income on a per share basis would have been $0.51, $0.34 and $0.22, respectively.
(***) Total investment return is calculated assuming a purchase of common stock at net asset value per share on the first day and a sale at net asset value per share on the last day of the period reported. Dividends are as-sumed, for purposes of this calculation, to be reinvested at the net as-set value per share on the payment date. Total investment return does not reflect sales load on Investor Shares.
(****) Annualized.

--------------------------------------------------------------------------------
(FOR AN INVESTOR A SHARE AND INVESTOR B SHARE OUTSTANDING THROUGHOUT EACH
PERIOD)

                          GOVERNMENT INCOME PORTFOLIO

                                             INVESTOR A SHARES INVESTOR B SHARES
                                                  FOR THE           FOR THE
                                                  PERIOD            PERIOD
                                                10/03/94/1/        10/03/94
                                                  THROUGH           THROUGH
                                                  9/30/95           9/30/95
NET ASSET VALUE AT BEGINNING OF PERIOD            $10.00            $ 10.00
                                                  ------            -------
Income from investment operations
 Net investment income                              0.55               0.50
 Net gain (loss) on investments (both
  realized and unrealized)                          0.68               0.68
                                                  ------            -------
 Total from investment operations                   1.23               1.18
                                                  ------            -------
LESS DISTRIBUTIONS
 Distributions from net investment income          (0.55)             (0.50)
 Distribution in excess of net investment
  income
 Distributions from net realized capital
  gains                                              - -                - -
 Distributions in excess of net realized
  gains                                              - -                - -
                                                  ------            -------
 Total distributions                               (0.55)             (0.50)
                                                  ------            -------
NET ASSET VALUE AT END OF PERIOD                  $10.68            $ 10.68
                                                  ======            =======
Total return                                       14.27%/3/          13.52%/3/
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in thousands)       $2,990            $10,188
 Ratios of expenses to average net assets
 After advisory/administration fee waivers          0.37%/2/           1.05%/2/
 Before advisory/administration fee waivers         1.81%/2/           2.50%/2/
 Ratios of net investment income to average
  net assets
 After advisory/administration fee waivers          6.89%/2/           6.17%/2/
 Before advisory/administration fee waivers         5.44%/2/           4.72%/2/
PORTFOLIO TURNOVER RATE                              258%               258%

/1/Commencement of operations.
/2/Annualized.
/3/Sales load not reflected in total return.

--------------------------------------------------------------------------------
(FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                            MANAGED INCOME PORTFOLIO

                                       INVESTOR A SHARES
                                                                     FOR THE
                                                                      PERIOD
                                YEAR        YEAR         YEAR       2/05/92/1/
                                ENDED       ENDED        ENDED       THROUGH
                               9/30/95     9/30/94      9/30/93      9/30/92
NET ASSET VALUE AT BEGINNING
 OF PERIOD                     $  9.79     $ 11.18      $10.74        $10.40
                               -------     -------      ------        ------
Income from investment
 operations
 Net investment income            0.60        0.57        0.66          0.46
 Net gain (loss) on
  investments (both realized
  and unrealized)                 0.60       (1.19)       0.57          0.34
                               -------     -------      ------        ------
 Total from investment
  operations                      1.20       (0.62)       1.23          0.80
                               -------     -------      ------        ------
LESS DISTRIBUTIONS
 Distributions from net
  investment income              (0.60)      (0.60)      (0.66)        (0.46)
 Distribution in excess of
  net investment income          (0.01)      (0.02)        - -           - -
 Distributions from net
  realized capital gains           - -       (0.14)      (0.13)          - -
 Distributions in excess of
  net realized gains               - -       (0.01)        - -           - -
                               -------     -------      ------        ------
 Total distributions             (0.61)      (0.77)      (0.79)        (0.46)
                               -------     -------      ------        ------
NET ASSET VALUE AT END OF
 PERIOD                        $ 10.38     $  9.79      $11.18        $10.74
                               =======     =======      ======        ======
Total return                     12.74%/3/   (5.76)%/3/  12.13%/3/      7.86%/3/
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period
  (in thousands)               $11,977     $10,921      $7,252        $1,417
 Ratios of expenses to
  average net assets
 After
  advisory/administration fee
  waivers                         1.05%       1.00%       0.84%         0.80%/2/
 Before
  advisory/administration fee
  waivers                         1.25%       1.22%       0.88%         0.80%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration fee
  waivers                         5.96%       5.66%       6.09%         6.28%/2/
 Before
  advisory/administration fee
  waivers                         5.76%       5.44%       6.05%         6.28%/2/
PORTFOLIO TURNOVER RATE            203%         61%         72%           56%

/1/Commencement of operations.
/2/Annualized.
/3/Sales load not reflected in total return.

--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                         INTERNATIONAL BOND PORTFOLIO+

                                PERIOD
                                 ENDED     YEAR     YEAR     YEAR     PERIOD
                                8/31/95    ENDED    ENDED    ENDED     ENDED
                              (UNAUDITED) 2/28/95  2/28/94  2/28/93  2/28/92**
NET ASSET VALUE AT BEGINNING
 OF PERIOD                      $ 10.52   $ 10.75  $ 10.76  $ 10.21   $ 10.00
                                -------   -------  -------  -------   -------
Income from investment
 operations
 Net investment income             0.39      0.62     0.65     0.52      0.31
 Net (loss) gain on
  investments (both realized
  and unrealized)                  0.55     (0.48)    0.46     0.47      0.26
                                -------   -------  -------  -------   -------
  Total from investment
   operations                      0.94     (0.14)    1.11     0.99      0.57
                                -------   -------  -------  -------   -------
LESS DISTRIBUTIONS
 Distributions from net
  investment income               (0.04)    (0.13)   (0.90)   (0.30)      - -
 Distributions from net
  realized capital gains            - -     (0.24)   (0.22)   (0.14)    (0.06)
                                -------   -------  -------  -------   -------
 In Excess of Net Realized
  Gains                             - -       - -      - -      - -     (0.30)
  Total distributions             (0.04)    (0.37)    1.12    (0.44)    (0.36)
                                -------   -------  -------  -------   -------
NET ASSET VALUE AT END OF
 PERIOD                         $ 11.42   $ 10.52  $ 10.75  $ 10.76   $ 10.21
                                =======   =======  =======  =======   =======
Total return***                    8.96%*    1.50%   10.24%    9.55%     8.92%*
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period
  (in thousands)                $45,242   $45,657  $46,888  $38,257   $27,744
 Ratios of expenses to
  average net assets               1.18%*    1.24%    1.38%    1.30%     1.33%*
 Excluding waivers                 1.18%*    1.24%    1.38%    1.30%     1.37%*
 Ratios of net investment
  income to average net
  assets                           5.75%*    5.96%    6.00%    6.31%     6.79%*
 Excluding waivers                 5.75%*    5.96%    6.00%    6.31%     6.75%*
PORTFOLIO TURNOVER RATE              59%      131%     128%     115%      110%

+ This Portfolio commenced operations on July 1, 1991 as the Compass Interna-tional Fixed Income Fund, a separate investment portfolio (the "Predecessor International Bond Portfolio") of Compass Capital Group, which was organized as a Massachusetts business trust. It is expected that the assets and liabil-ities of the Predecessor International Bond Portfolio will be transferred to this Portfolio, which has no prior operating history, on or about February 10, 1996.
* Annualized.
** Commenced operations on July 1, 1991.
***Total return does not reflect sales load.

--------------------------------------------------------------------------------
(FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                           TAX-FREE INCOME PORTFOLIO

                                           INVESTOR A SHARES
                                                                                         FOR THE
                                                                                          PERIOD
                            YEAR        YEAR         YEAR        YEAR        YEAR       5/14/90/1/
                            ENDED       ENDED        ENDED       ENDED       ENDED       THROUGH
                           9/30/95     9/30/94      9/30/93     9/30/92     9/30/91      9/30/90
NET ASSET VALUE AT
 BEGINNING OF PERIOD       $10.04      $11.31       $10.60      $10.33      $ 9.91        $10.00
                           ------      ------       ------      ------      ------        ------
Income from investment
 operations
 Net investment income       0.48        0.48         0.55        0.58        0.64          0.25
 Net gain (loss) on
  investments (both
  realized and
  unrealized)                0.59       (0.93)        0.83        0.49        0.46         (0.11)
                           ------      ------       ------      ------      ------        ------
 Total from investment
  operations                 1.07       (0.45)        1.38        1.07        1.10          0.14
                           ------      ------       ------      ------      ------        ------
LESS DISTRIBUTIONS
 Distributions from net
  investment income         (0.48)      (0.48)       (0.55)      (0.59)      (0.66)        (0.23)
 Distributions from net
  realized capital gains    (0.02)      (0.34)       (0.12)      (0.21)      (0.02)          - -
                           ------      ------       ------      ------      ------        ------
 Total distributions        (0.50)      (0.82)       (0.67)      (0.80)      (0.68)        (0.23)
                           ------      ------       ------      ------      ------        ------
NET ASSET VALUE AT END OF
 PERIOD                    $10.61      $10.04       $11.31      $10.60      $10.33        $ 9.91
                           ======      ======       ======      ======      ======        ======
Total return                10.99%/3/   (4.19)%/3/   13.48%/3/   10.67%/3/   11.40%/3/      1.40%/3/
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period (in thousands)    $6,591      $6,972       $7,831      $7,349      $3,510        $4,044
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                1.00%       0.95%        0.57%       0.53%       1.00%         1.00%/2/
 Before
  advisory/administration
  fee waivers                1.78%       2.18%        1.36%       1.67%       1.89%         1.70%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                4.74%       4.53%        5.06%       5.56%       6.23%         6.56%/2/
 Before
  advisory/administration
  fee waivers                3.96%       3.30%        4.27%       4.42%       5.34%         5.86%/2/
PORTFOLIO TURNOVER RATE        92%         40%          71%         38%         95%           18%

/1/Commencement of operations.
/2/Annualized.
/3/Sales load not reflected in total return.

--------------------------------------------------------------------------------
(FOR AN INVESTOR A SHARE AND INVESTOR B SHARE OUTSTANDING THROUGHOUT EACH
PERIOD)

                     PENNSYLVANIA TAX-FREE INCOME PORTFOLIO

                               INVESTOR A SHARES                  INVESTOR B SHARES
                                                     FOR THE           FOR THE
                                                      PERIOD           PERIOD
                            YEAR        YEAR        12/1/92/1/       10/03/94/1/
                            ENDED       ENDED        THROUGH           THROUGH
                           9/30/95     9/30/94       9/30/93           9/30/95
NET ASSET VALUE AT
 BEGINNING OF PERIOD       $  9.82     $ 10.70       $ 10.00           $ 9.82
                           -------     -------       -------           ------
Income from investment
 operations
 Net investment income        0.48        0.52          0.42             0.42
 Net gain (loss) on
  investments (both
  realized and
  unrealized)                 0.51       (0.85)         0.73             0.51
                           -------     -------       -------           ------
 Total from investment
  operations                  0.99       (0.33)         1.15             0.93
                           -------     -------       -------           ------
LESS DISTRIBUTIONS
 Distributions from net
  investment income          (0.48)      (0.52)        (0.42)           (0.42)
 Distributions from net
  realized capital gains       - -       (0.03)        (0.03)             - -
                           -------     -------       -------           ------
 Total distributions         (0.48)      (0.55)        (0.45)           (0.42)
                           -------     -------       -------           ------
NET ASSET VALUE AT END OF
 PERIOD                    $ 10.33     $  9.82       $ 10.70           $10.33
                           =======     =======       =======           ======
Total return                 10.30%/3/   (3.06)%/3/    11.69%/3/         9.69%/4/
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period (in thousands)    $42,775     $46,563       $35,934           $4,008
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                 0.98%       0.41%         0.07%/2/         1.57%/2/
 Before
  advisory/administration
  fee waivers                 1.30%       1.01%         0.95%/2/         1.89%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                 4.88%       5.06%         5.19%/2/         4.07%/2/
 Before
  advisory/administration
  fee waivers                 4.56%       4.46%         4.31%/2/         3.75%/2/
PORTFOLIO TURNOVER RATE         66%         30%           40%              66%

/1/Commencement of operations.
/2/Annualized.
/3/Sales load not reflected in total return.

--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                     NEW JERSEY TAX-FREE INCOME PORTFOLIO+


                                PERIOD
                                 ENDED     YEAR      YEAR     YEAR     PERIOD
                                8/31/95    ENDED    ENDED     ENDED     ENDED
                              (UNAUDITED) 2/28/95  2/28/94   2/28/93  2/28/92**
NET ASSET VALUE AT BEGINNING
 OF PERIOD                      $ 10.94   $ 11.31  $  11.30  $ 10.46   $ 10.00
                                -------   -------  --------  -------   -------
Income from investment
 operations
 Net investment income             0.25      0.51      0.54     0.52      0.34
 Net (loss) gain on
  investments (both realized
  and unrealized)                  0.28     (0.36)     0.04     0.85      0.45
                                -------   -------  --------  -------   -------
 Total from investment
  operations                       0.53      0.15      0.58     1.37      0.79
                                -------   -------  --------  -------   -------
LESS DISTRIBUTIONS
 Distributions from net
  investment income               (0.25)    (0.51)    (0.54)   (0.53)    (0.33)
 Distributions from net
  realized capital gains            - -     (0.01)    (0.03)     - -       - -
                                -------   -------  --------  -------   -------
 Total distributions              (0.25)    (0.52)    (0.57)   (0.53)    (0.33)
                                -------   -------  --------  -------   -------
NET ASSET VALUE AT END OF
 PERIOD                         $ 11.22   $ 10.94  $  11.31  $ 11.30   $ 10.46
                                =======   =======  ========  =======   =======
Total return***                    4.90%     1.49%     5.18%   13.48%    12.33%*
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period
  (in thousands)                $97,752   $96,857  $111,354  $47,169   $10,673
 Ratios of expenses to
  average net assets               0.88%*    0.79%     0.38%    0.48%     0.52%*
 Excluding waivers                 0.88%*    0.87%     0.86%    1.04%     1.29%*
 Ratios of net investment
  income to average net
  assets                           4.51%*    4.71%     4.75%    5.04%     5.35%*
 Excluding waivers                 4.51%*    4.63%     4.27%    4.48%     4.58%*
PORTFOLIO TURNOVER RATE              18%       28%       12%      16%        0%

+ This Portfolio commenced operations on July 1, 1991 as the New Jersey Munici-pal Bond Fund, a separate investment portfolio (the "Predecessor New Jersey Tax-Free Income Portfolio") of Compass Capital Group, which was organized as a Massachusetts business trust. On January 12, 1996, the assets and liabili-ties of the Predecessor New Jersey Tax-Free Income Portfolio were transferred to this Portfolio, which had no prior operating history.
* Annualized.
** Commenced operations on July 1, 1991.
*** Total return does not reflect sales load.

--------------------------------------------------------------------------------
(FOR AN INVESTOR A SHARE AND INVESTOR B SHARE OUTSTANDING THROUGHOUT EACH
PERIOD)

                         OHIO TAX-FREE INCOME PORTFOLIO

                           INVESTOR A SHARES              INVESTOR B SHARES
                                                         FOR THE       FOR THE
                                                          PERIOD       PERIOD
                             YEAR          YEAR         12/1/92/1/   10/13/94/1/
                            ENDED         ENDED          THROUGH       THROUGH
                           9/30/95       9/30/94         9/30/93       9/30/95
NET ASSET VALUE AT
 BEGINNING OF PERIOD       $   9.60      $  10.53         $10.00       $ 9.58
                           --------      --------         ------       ------
Income from investment
 operations
 Net investment income         0.52          0.53           0.36         0.42
 Net gain (loss) on
  investments (both
  realized and
  unrealized)                  0.45         (0.91)          0.53         0.47
                           --------      --------         ------       ------
 Total from investment
  operations                   0.97         (0.38)          0.89         0.89
                           --------      --------         ------       ------
LESS DISTRIBUTIONS
 Distributions from net
  investment income           (0.52)        (0.53)         (0.36)       (0.42)
 Distributions from net
  realized capital gains        - -         (0.02)           - -          - -
                           --------      --------         ------       ------
 Total distributions          (0.52)        (0.55)         (0.36)       (0.42)
                           --------      --------         ------       ------
NET ASSET VALUE AT END OF
 PERIOD                    $  10.05      $   9.60         $10.53       $10.05
                           ========      ========         ======       ======
Total return                  10.46%/3/     (3.75)%/3/      9.10%/3/     9.33%/3/
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period (in thousands)    $  3,303      $  3,825         $2,386       $  106
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                  0.38%         0.10%          0.07%/2/     1.17%/2/
 Before
  advisory/administration
  fee waivers                  1.45%         1.49%          2.58%/2/     2.25%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                  5.42%         5.18%          4.90%/2/     4.48%/2/
 Before
  advisory/administration
  fee waivers                  4.35%         3.79%          2.39%/2/     3.41%/2/
PORTFOLIO TURNOVER RATE          63%           61%            36%          63%

/1/Commencement of operations.
/2/Annualized.
/3/Sales load not reflected in total return.

What Are The Portfolios?
--------------------------------------------------------------------------------

              The COMPASS CAPITAL FUND family consists of 28 portfolios and has been structured to include many different investment styles across the spectrum of fixed income investments so that invest-ors may participate across multiple disciplines in order to seek their long-term financial goals.

              The Bond Portfolios of COMPASS CAPITAL FUNDS consist of eleven investment portfolios that provide investors with a broad spec-trum of investment alternatives within the fixed income sector. Seven of these Portfolios invest solely in taxable bonds and four of these Portfolios invest in tax-exempt bonds.

              In certain investment cycles and over certain holding periods, a fund that invests in any one of these styles may perform above or below the market. An investment program that combines these multiple disciplines allows investors to select from among these various product options in the way that most closely fits the individual's investment goals and sentiments.

                    PORTFOLIO                   INVESTMENT OBJECTIVE
            Short Government Bond      To realize a rate of return that
                                       exceeds the total return of the
                                       Merrill Lynch 1-3 year Treasury Index.
            Intermediate Government    To seek current income consistent with
             Bond, Intermediate Bond,  the preservation of capital.
             Government Income,
             Managed Income and
             International Bond
            Core Bond                  To realize a total rate of return that
                                       exceeds the total return of the Lehman
                                       Brothers Aggregate Index.
            Tax-Free Income,           To seek as high a level of current
             Pennsylvania Tax-Free     income exempt from Federal income tax
             Income, New Jersey Tax-   and, to the extent possible for each
             Free Income and Ohio Tax- State-Specific Tax-Free Portfolio,
             Free Income               income tax of the specific state in
                                       which the Portfolio concentrates, as
                                       is consistent with preservation of
                                       capital.

What Are The Differences Among The Portfolios?
--------------------------------------------------------------------------------

PORTFOLIO CHARACTERISTICS:

                                          DOLLAR-
                                         WEIGHTED
                                          AVERAGE                                MIN
                    PERFORMANCE          MATURITY          CREDIT QUALITY      CREDIT
  PORTFOLIO          BENCHMARK*       (APPROXIMATE)**      CONCENTRATION       QUALITY
Short Gov't       Merrill 1-3 Year       3-5 Years          Gov't/Agency         AAA
 Bond              Treasury Index
Intermediate      Lehman Brothers       5-10 Years          Gov't/Agency         AAA
 Gov't Bond      Intermediate Gov't
Intermediate      Lehman Brothers       5-10 Years        Investment Grade       BBB
 Bond               Intermediate                              Spectrum
                     Gov't/Corp
Core Bond         Lehman Aggregate      5-10 Years        Investment Grade       BBB
                                                              Spectrum
Gov't Income     Lehman Mortgage/10     10-15 Years         Gov't/Agency         AAA
                   Year Treasury
Managed             Salomon BIG         5-10 Years        Investment Grade       BBB
 Income                                                       Spectrum
International     Salomon Non-U.S.      5-15 Years            AA, AAA,           BBB
 Bond               Hedged World                            Gov't/Agency
               Government Bond Index
Tax-Free       Lehman Municipal Bond    10-15 Years       Investment Grade       BBB
 Income                Index                                  Spectrum
PA Tax-Free                             10-15 Years       Investment Grade       BBB
 Income        Lehman Local GO Index                          Spectrum
NJ Tax-Free                             10-15 Years       Investment Grade       BBB
 Income        Lehman Local GO Index                          Spectrum
OH Tax-Free                             10-15 Years       Investment Grade       BBB
 Income        Lehman Local GO Index                          Spectrum

 * For more information on a Portfolio's benchmark, see the Appendix at the back of this Prospectus.
** The Portfolios are structured to have comparable durations to the bench-marks. Duration, which measures price sensitivity to interest rate changes, is not necessarily equal to average maturity.

What Types Of Securities Are In The Portfolios?
--------------------------------------------------------------------------------

The following table summarizes the types of securities found in each Portfolio according to the following designations:

  Yes: The Portfolio will hold a significant concentration of these securities at all times.

  Elig.: Eligible; the Portfolio may purchase these securities, but they may or may not be a significant holding at a given time.

  Temp.: Temporary; the Portfolio may purchase these securities, but under nor-mal market conditions is not expected to do so.

  No:    The Portfolio may not purchase these securities.

                                             NON                    FOREIGN
                                           AGENCY/                SECURITIES/
                                   AGENCY COMMERCIAL               CURRENCY
               TREASURIES AGENCIES MBS/1/   MBS/1/   CORP. ABS/2/    RISK     MUNICIPALS
Short Gov't       Yes       Yes     Yes     Elig.    Elig. Elig.      No        Elig.
 Bond
Intermediate      Yes       Yes     Yes     Elig.     Yes  Elig.      No        Elig.
 Gov't Bond
Intermediate      Yes       Yes     Yes     Elig.     Yes   Yes       No        Elig.
 Bond
Core Bond         Yes       Yes     Yes     Elig.     Yes   Yes       No        Elig.
Gov't Income      Yes       Yes     Yes     Elig.     Yes   Yes       No        Elig.
Managed           Yes       Yes     Yes     Elig.     Yes   Yes      Elig.      Elig.
 Income
International    Elig.     Elig.   Elig.    Elig.    Elig. Elig.      Yes       Elig.
 Bond
Tax-Free         Temp.       No      No       No      No     No       No         Yes
 Income
PA Tax-Free      Temp.       No      No       No      No     No       No         Yes
 Income
NJ Tax-Free      Temp.       No      No       No      No     No       No         Yes
 Income
OH Tax Free      Temp.       No      No       No      No     No       No         Yes
 Income

/1/MBS = mortgage-backed securities
/2/ABS = asset-backed securities

What Are The Portfolios' Fundamental Investment Limitations?
--------------------------------------------------------------------------------

A Portfolio's investment objective and policies may be changed by the Fund's Board of Trustees without shareholder approval. However, shareholders will be given at least 30 days' notice before any such change. No assurance can be pro-vided that a Portfolio will achieve its investment objective.

Each Portfolio has also adopted certain fundamental investment limitations that may be changed only with the approval of a "majority of the outstanding shares of a Portfolio" (as defined in the Statement of Additional Information). Sev-eral of the Portfolios' fundamental investment policies, which are set forth in full in the Statement of Additional Information, are summarized below.

No Portfolio may:

(1) purchase securities (except U.S. Government securities) if more than 5% of its total assets will be invested in the securities of any one issuer, ex-cept that up to 25% of a Portfolio's total assets may be invested without regard to this 5% limitation;

(2) invest 25% or more of its total assets in one or more issuers conducting their principal business activities in the same industry; and

(3) in the case of each Tax-Free Portfolio, invest less than 80% of its net as-sets in Municipal Obligations (as defined below), except during defensive periods or during periods of unusual market conditions.

Restriction 1 does not apply to the State-Specific Tax-Free Portfolios. In-stead, as a non-fundamental investment restriction, each State-Specific Tax-Free Portfolio will not invest in securities (except U.S. Government securities and related repurchase agreements) that would cause, at the end of any tax quarter (plus any additional grace period), more than 5% of its total assets to be invested in securities of any one issuer, except that up to 50% of a Portfo-lio's total assets may be invested without regard to this limitation so long as no more than 25% of the Portfolio's total assets are invested in any one issuer (except U.S. Government securities and related repurchase agreements).

The investment limitations stated above are applied at the time investment se-curities are purchased.

In order to permit the sale of its shares in certain states, the Fund may make commitments more restrictive than the investment policies and limitations de-scribed in this Prospectus. If the Fund determines that any such commitment is no longer in the best interests of a Portfolio, it will revoke the commitment by terminating sales of shares of the Portfolio in the state involved.

What Additional Investment Policies And Risks Apply?
--------------------------------------------------------------------------------
INVESTMENT QUALITY. Securities acquired by the Short Government Bond Portfolio, Intermediate Government Bond Portfolio and Government Income Portfolio (the "Government Portfolios") will be rated in the highest rating category at the time of purchase or, if unrated, of comparable quality as determined by the Portfolios' sub-adviser. Securities acquired by the other Portfolios will be rated investment grade at the time of purchase (within the four highest voting categories by Standard & Poor's Ratings Group ("S&P"), Moody's Investors Serv-ice, Inc. ("Moody's"), Duff & Phelps Credit Co. or Fitch Investor Services, Inc.) or, if unrated, of comparable quality as determined by a Portfolio's sub-adviser. Securities rated "Baa" on "BBB" are generally considered to be invest-ment grade although they have speculative characteristics. If a security's rat-ing is reduced below the minimum rating that is permitted for a Portfolio, the Portfolio's sub-adviser will consider whether the Portfolio should continue to hold the security.

INVESTMENT CONCENTRATION. Each Portfolio will normally invest at least 80% of the value of its total assets in debt securities. The Government Portfolios will invest at least 65% of their net assets in obligations issued or guaran-teed by the U.S. Government, its agencies or instrumentalities and related re-purchase agreements during normal market conditions. Under normal market condi-tions, the International Bond Portfolio will invest at least 65% of its net as-sets in the debt obligations of foreign issuers located in at least three dif-ferent foreign countries. The Pennsylvania Tax-Free Income Portfolio, New Jer-sey Tax-Free Income Portfolio and Ohio Tax-Free Income Portfolio (the "State-Specific Tax-Free Portfolios") and the Tax-Free Income Portfolio (together with the "State-Specific Tax-Free Portfolios," the "Tax-Free Portfolios") will in-vest, during normal market conditions, at least 80% of their net assets in ob-ligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their political sub-divisions, agencies, instrumentalities and authorities and related tax-exempt derivative securities ("Municipal Obligations") the interest on which is exempt from regu-lar Federal income tax and is not an item of tax preference for purposes of the Federal alternative minimum tax. In addition, each State-Specific Tax-Free Portfolio intends to invest at least 65% of its net assets in Municipal Obliga-tions of issuers located in the particular state indicated by its name. The Tax-Free Income Portfolio intends to invest no more than 25% of its net assets in Municipal Obligations of issuers located in the same state. During temporary defensive periods each Tax-Free Portfolio may invest without limitation in se-curities that are not Municipal Obligations and may hold without limitation uninvested cash reserves.

FOREIGN INVESTMENTS. The International Bond Portfolio will invest primarily in foreign securities and currencies. The Managed Income Portfolio may invest up to 10% of its total assets in debt securities of foreign issuers and may hold from time to time various foreign currencies pending their investment or con-version into U.S. dollars. Investing in securities of foreign issuers involves considerations not typically associated with investing in securities of compa-nies organized and operated in the United States. Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, the value of a Portfolio that invests in foreign securities will be affected favorably or unfavorably by changes in currency exchange rates.

A Portfolio's investments in foreign securities may also be adversely affected by changes in foreign political or social conditions, diplomatic relations, confiscatory taxation, expropriation, limitations on the removal of funds or assets, or imposition of (or change in) exchange control regulations. In addi-tion, changes in government administrations or economic or monetary policies in the U.S. or abroad could result in appreciation or depreciation of portfolio securities and could favorably or adversely affect a Portfolio's operations. In general, less information is publicly available with respect to foreign issuers than is available with respect to U.S. companies. Most foreign companies are also not subject to the uniform accounting and financial reporting requirements applicable to issuers in the United States. While the volume of transactions effected on foreign stock exchanges has increased in recent years, it remains appreciably below that of the New York Stock Exchange. Accordingly, a Portfo-lio's foreign investments may be less liquid and their prices may be more vola-tile than comparable investments in securities in U.S. companies. In addition, there is generally less government supervision and regulation of securities ex-changes, brokers and issuers in foreign countries than in the United States.

Foreign investments may include: (a) debt obligations issued or guaranteed by foreign sovereign governments or their agencies, authorities, instrumentalities or political subdivisions, including a foreign state, province or municipality;
(b) debt obligations of supranational organizations such as the World Bank, Asian Development Bank, European Investment Bank, and European Economic Commu-nity; (c) debt obligations of foreign banks and bank holding companies; (d) debt obligations of domestic banks and corporations issued in foreign curren-cies; (e) debt obligations denominated in the European Currency Unit (ECU); and
(f) foreign corporate debt securities and commercial paper. Such securities may include loan participations and assignments, convertible securities and zero-coupon securities.

To maintain greater flexibility, the International Bond Portfolio may invest in instruments which have the characteristics of futures contracts. Such instru-ments may take a variety of forms, such as debt securities with interest or principal payments determined by reference to the value of a currency or com-modity at a future point in time. The risks of such investments could reflect the risks of investing in futures, currencies and securities, including vola-tility and illiquidity.

The expense ratio of the International Bond Portfolio can be expected to be higher than those of Portfolios investing primarily in domestic securities. The costs attributable to investing abroad are usually higher for several reasons, such as higher investment research costs, higher foreign custody costs, higher commission costs and additional costs arising from delays in settlements of transactions involving foreign securities.

MUNICIPAL INVESTMENTS. The two principal classifications of Municipal Obliga-tions are "general obligation" securities and "revenue" securities. General ob-ligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue se-curities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being fi-nanced. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer.

Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. Municipal Obligations may also include "moral obligation" bonds, which are nor-mally issued by special purpose public authorities. If the issuer of moral ob-ligation bonds is unable to meet its debt service obligations from current rev-enues, it may draw on a reserve fund the restoration of which is a moral com-mitment but not a legal obligation of the state or municipality which created the issuer.

Also included within the general category of Municipal Obligations are partici-pation certificates in a lease, an installment purchase contract, or a condi-tional sales contract ("lease obligations") entered into by a state or politi-cal subdivision to finance the acquisition or construction of equipment, land, or facilities. Although lease obligations are not general obligations of the issuer for which the state or other governmental body's unlimited taxing power is pledged, certain lease obligations are backed by a covenant to appropriate money to make the lease obligation payments. However, under certain lease obli-gations, the state or governmental body has no obligation to make these pay-ments in future years unless money is appropriated on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, dis-position of the property in the event of foreclosure might prove difficult. These securities represent a relatively new type of financing that is not yet as marketable as more conventional securities.

Each Tax-Free Portfolio may invest up to 20% of its total assets in private ac-tivity bonds the interest on which is an item of tax preference for purposes of the Federal alternative minimum tax ("AMT Paper") when added together with any other taxable investments held by the Portfolio. In addition, each Tax-Free Portfolio may invest 25% or more of its net assets in Municipal Obligations the interest on which is paid solely from revenues of similar projects. To the ex-tent a Portfolio's assets are invested in Municipal Obligations payable from the revenues of similar projects or are invested in private activity bonds, the Portfolio will be subject to the particular risks presented by the laws and economic conditions relating to such projects and bonds to a greater extent than it would be if its assets were not so invested.

The Tax-Free Income Portfolio is classified as a diversified portfolio, and the State-Specific Tax-Free Portfolios are classified as non-diversified portfo-lios, under the 1940 Act. Investment returns on a non-diversified portfolio typically are dependent upon the performance of a smaller number of securities relative to the number held in a diversified portfolio. Consequently, the change in value of any one security may affect the overall value of a non-di-versified portfolio more than it would a diversified portfolio.

Each Tax-Free Portfolio may acquire "stand-by commitments" with respect to Mu-nicipal Obligations held by it. Under a stand-by commitment, a dealer agrees to purchase, at the Portfolio's option, specified Municipal Obligations at a spec-ified price. The acquisition of a stand-by commitment may increase the cost, and thereby reduce the yield, of the Municipal Obligations to which the commit-ment relates. Each Tax-Free Portfolio will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

The Tax-Free Portfolios may invest in tax-exempt derivative securities relating to Municipal Obligations, including tender option bonds, participations, bene-ficial interests in trusts and partnership interests. The amount of information regarding the financial condition of issuers of Municipal Obligations may not be as extensive as that which is made available by public corporations and the secondary market for Municipal Obligations may be less liquid than that for taxable fixed-income securities. Accordingly, the ability of a Tax-Free Portfo-lio to buy and sell tax-exempt securities may, at any particular time and with respect to any particular securities, be limited.

Opinions relating to the validity of Municipal Obligations and to the exemption of interest thereon from Federal and state income tax are rendered by counsel to the respective issuers and sponsors of the obligations at the time of issu-ance. The Fund and its investment adviser and sub-adviser will rely on such opinions and will not review independently the underlying proceedings relating to the issuance of Municipal Obligations, the creation of any tax-exempt deriv-ative securities, or the bases for such opinions.

MORTGAGE-RELATED AND ASSET-BACKED SECURITIES. The Portfolios (except the Tax-Free Portfolios) may purchase securities that are secured or backed by mort-gages as well as other assets (e.g., automobile loans and credit card receiv-ables). Issuers of these mortgage-related and asset-backed securities include the U.S. Government, the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC"), and private issuers such as commercial banks, financial companies, finance subsidiaries of industrial companies, savings and loan asso-ciations, mortgage banks and investment banks.

The Portfolios may acquire several types of mortgage-related securities, in-cluding guaranteed mortgage pass-through certificates, which provide the holder with a pro rata interest in the underlying mortgages, adjustable rate mortgage-related securities ("ARMs") and collateralized mortgage obligations ("CMOs"), which provide the holder with a specified interest in the cash flow of a pool of underlying mortgages or other mortgage-backed securities. Issuers of CMOs ordinarily elect to be taxed as pass-through entities known as real estate mortgage investment conduits ("REMICs"). CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final distribution date. The relative payment rights of the various CMO classes may be structured in a variety of ways.

Non-mortgage asset-backed securities involve certain risks that are not pre-sented by mortgage-related securities. Primarily, these securities do not have the benefit of the same security interest in the underlying collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and Federal consumer credit laws, many of which give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of ve-hicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security inter-est in all of the obligations backing such receivables. Therefore, there is a possibility that recoveries on repossessed collateral may not, in some cases, be able to support payments on these securities.

The yield characteristics of mortgage-related and asset-backed securities dif-fer from traditional debt securities. A major difference is that the principal amount of the obligations may be prepaid at any time because the underlying as-sets (i.e., loans) generally may be prepaid at any time. As a result, if a mortgage-related or asset-backed security is purchased at a premium, a prepay-ment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if one of these securities is pur-chased at a discount, faster than expected prepayments will increase, while slower than expected prepayments will decrease, yield to maturity. In calculat-ing the average weighted maturity of a Portfolio, the maturity of mortgage-re-lated and asset-backed securities will be based on estimates of average life which take prepayments into account.

Prepayments on mortgage-related and asset-backed securities generally increase with falling interest rates and decrease with rising interest rates; further-more, prepayment rates are influenced by a variety of economic and social fac-tors. In general, the collateral supporting non-mortgage asset-backed securi-ties is of shorter maturity than mortgage loans and is less likely to experi-ence substantial prepayments. Like other fixed income securities, when interest rates rise the value of a mortgage-related or asset-backed security generally will decline; however, when interest rates decline, the value of these securi-ties that have prepayment features may not increase as much as that of other fixed income securities.

STRIPPED AND ZERO COUPON OBLIGATIONS. To the extent consistent with their in-vestment objectives, the Portfolios may purchase Treasury receipts and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government and other obliga-tions. These participations, which may be issued by the U.S. Government (or a U.S. Government agency or instrumentality) or by private issuers such as banks and other institutions, are issued at a discount to their "face value," and may include stripped mortgage-backed securities ("SMBS"). Stripped securities, par-ticularly SMBS, may exhibit greater price volatility than ordinary debt securi-ties because of the manner in which their principal and interest are returned to investors. The International Bond Portfolio also may purchase "stripped" se-curities that evidence ownership in the future interest payments or principal payments on obligations of foreign governments.

SMBS are usually structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mort-gage-backed obligations. A common type of SMBS will have one class receiving all of the interest, while the other class receives all of the principal. How-ever, in some cases, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying obligations experience greater than anticipated prepayments of principal, a Portfolio may fail to fully recoup its initial investment. The market value of SMBS can be extremely volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest are generally higher than prevailing market yields on other mortgage-related obligations because their cash flow patterns are also volatile and there is a greater risk that the initial investment will not be fully recouped.

SMBS issued by the U.S. Government (or a U.S. Government agency or instrumen-tality) may be considered liquid under guidelines established by the Fund's Board of Trustees if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of a Port-folio's per share net asset value.

Each Portfolio may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest pay-ments.

CORPORATE AND BANK OBLIGATIONS. To the extent consistent with their respective investment objectives, the Portfolios (except the Tax-Free Portfolios) may in-vest in debt obligations of domestic or foreign corporations and banks, and may acquire commercial obligations issued by Canadian corporations and Canadian counterparts of U.S. corporations, as well as Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer. Bank obligations may include certificates of deposit, notes, bankers' acceptances and fixed time deposits. These obligations may be general obligations of the parent bank or may be lim-ited to the issuing branch or subsidiary by the terms of a specific obligation or by government regulation. The Portfolios may also make interest-bearing sav-ings deposits in commercial and savings banks in amounts not in excess of 5% of their respective total assets. For purposes of determining the permissibility of an investment in bank obligations, the total assets of a bank are determined on the basis of the bank's most recent annual financial statements.

U.S. GOVERNMENT OBLIGATIONS. Treasury obligations differ only in their interest rates, maturities and times of issuance. Obligations of certain agencies and instrumentalities of the U.S. Government such as the GNMA are supported by the United States' full faith and credit; others such as those of the FNMA and the Student Loan Marketing Association are supported by the right of the issuer to borrow from the Treasury; others such as those of the Federal Farm Credit Banks or the FHLMC are supported only by the credit of the instrumentality. No assur-ance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law.

INTEREST RATE AND CURRENCY TRANSACTIONS. The Portfolios may enter into interest rate swaps and may purchase or sell interest rate caps and floors. The Portfo-lios expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their holdings, as a duration management technique or to protect against an increase in the price of securi-ties a Portfolio anticipates purchasing at a later date. The Portfolios intend to use these transactions as a hedge and not as a speculative investment.

Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of inter-est on a notional principal amount from the party selling such interest rate floor.

In addition, the International Bond Portfolio may engage in foreign currency exchange transactions to protect against uncertainty in the level of future ex-change rates. The Portfolio may engage in foreign currency exchange transac-tions in connection with the purchase and sale of portfolio securities (trans-action hedging) and to protect the value of specific portfolio positions (posi-tion hedging). The Portfolio may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency, and may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts (futures contracts). The Portfolio may also purchase ex-change-listed and over-the-counter call and put options on futures contracts and on foreign currencies, and may write covered call options on up to 100% of the currencies in its portfolio. In order to protect against currency fluctua-tions, the International Bond Portfolio may enter into currency swaps. Currency swaps involve the exchange of the rights of the Portfolio and another party to make or receive payments in specified currencies.

OPTIONS AND FUTURES CONTRACTS. To the extent consistent with its investment ob-jective, each Portfolio may write covered call options, buy put options, buy call options and write secured put options for the purpose of hedging or earn-ing additional income, which may be deemed speculative or, with respect to the International Bond Portfolio, cross-hedging. These options may relate to par-ticular securities, financial instruments, foreign currencies, securities indi-ces or the yield differential between two securities, and may or may not be listed on a securities exchange and may or may not be issued by the Options Clearing Corporation. A Portfolio will not purchase put and call options where the aggregate premiums on outstanding options exceed 5% of its net assets at the time of purchase, and will not write options on more than 25% of the value of its net assets (measured at the time an option is written). Options trading is a highly specialized activity that entails greater than ordinary investment risks. In addition, unlisted options are not subject to the protections af-forded purchasers of listed options issued by the Options Clearing Corporation, which performs the obligations of its members if they default.

To the extent consistent with its investment objective, each Portfolio may also invest in futures contracts and options on futures contracts for hedging pur-poses or to maintain liquidity. The value of a Portfolio's contracts may equal or exceed 100% of the Fund's total assets, although a Portfolio will not pur-chase or sell a futures contract unless immediately afterwards the aggregate amount of margin deposits on its existing futures positions plus the amount of premiums paid for related futures options is 5% or less of its net assets.

Futures contracts obligate a Portfolio, at maturity, to take or make delivery of certain securities, the cash value of a securities index or a stated quan-tity of a foreign currency. A Portfolio may sell a futures contract in order to offset an expected decrease in the value of its portfolio positions that might otherwise result from a market decline or currency exchange fluctuation. A Portfolio may do so either to hedge the value of its securities portfolio as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. In addition, a Portfolio may utilize futures contracts in anticipation of changes in the composition of its holdings or in currency exchange rates.

A Portfolio may purchase and sell call and put options on futures contracts traded on an exchange or board of trade. When a Portfolio purchases an option on a futures contract, it has the right to assume a position as a purchaser or a seller of a futures contract at a specified exercise price during the option period. When a Portfolio sells an option on a futures contract, it becomes ob-ligated to sell or buy a futures contract if the option is exercised. In con-nection with a Portfolio's position in a futures contract or related option, the Fund will create a segregated account of liquid high grade assets or will otherwise cover its position in accordance with applicable SEC requirements.

The primary risks associated with the use of futures contracts and options are
(a) the imperfect correlation between the change in market value of the instru-ments held by a Portfolio and the price of the futures contract or option; (b) possible lack of a liquid secondary market for a futures contract and the re-sulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; and (d) a sub-adviser's inability to predict correctly the direction of securities pric-es, interest rates, currency exchange rates and other economic factors. For further discussion of risks involved with domestic and foreign futures and op-tions, see Appendix B in the Statement of Additional Information.

The Fund intends to comply with the regulations of the Commodity Futures Trad-ing Commission exempting the Portfolios from registration as a "commodity pool operator."

GUARANTEED INVESTMENT CONTRACTS. The Portfolios may make limited investments in guaranteed investment contracts ("GICs") issued by highly rated U.S. insurance companies. Under these contracts, a Portfolio makes cash contributions to a de-posit fund of the insurance company's general account. The insurance company then credits to the Portfolio, on a monthly basis, interest which is based on an index (such as the Salomon Brothers CD Index), but is guaranteed not to be less than a certain minimum rate. Each Portfolio does not expect to invest more than 5% of its net assets in GICs at any time during the current fiscal year.

SECURITIES LENDING. A Portfolio may seek additional income by lending securi-ties on a short-term basis. The securities lending agreements will require that the loans be secured by collateral in cash, U.S. Government securities or ir-revocable bank letters of credit maintained on a current basis equal in value to at least the market value of the loaned securities. A Portfolio may not make such loans in excess of 33 1/3% of the value of its total assets. Securities loans involve risks of delay in receiving additional collateral or in recover-ing the loaned securities, or possibly loss of rights in the collateral if the borrower of the securities becomes insolvent.

VARIABLE AND FLOATING RATE INSTRUMENTS. The Portfolios may purchase rated and unrated variable and floating rate instruments. These instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. The Portfolios may invest up to 10% of their total assets in leveraged inverse floating rate debt instruments ("inverse floaters"). The interest rate of an inverse floater resets in the opposite direction from the market rate of inter-est to which it is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that ex-ceeds the magnitude of the change in the index rate of interest. The higher de-gree of leverage inherent in inverse floaters is associated with greater vola-tility in their market values. Issuers of unrated variable and floating rate instruments must satisfy the same criteria as set forth above for a Portfolio. The absence of an active secondary market with respect to particular variable and floating rate instruments, however, could make it difficult for the Portfo-lio to dispose of a variable or floating rate instrument if the issuer de-faulted on its payment obligation or during periods when the Portfolio is not entitled to exercise its demand rights.

REPURCHASE AGREEMENTS. Each Portfolio may agree to purchase debt securities from financial institutions subject to the seller's agreement to repurchase them at an agreed upon time and price ("repurchase agreements"). Repurchase agreements are, in substance, loans. Default by or bankruptcy of a seller would expose a Portfolio to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying obligations.

REVERSE REPURCHASE AGREEMENTS AND OTHER BORROWINGS. Each Portfolio is autho-rized to make limited borrowings. If the securities held by a Portfolio should decline in value while borrowings are outstanding, the net asset value of the Portfolio's outstanding shares will decline in value by proportionately more than the decline in value suffered by the Portfolio's securities. Borrowings may be made through reverse repurchase agreements under which a Portfolio sells portfolio securities to financial institutions such as banks and broker-dealers and agrees to repurchase them at a particular date and price. The Portfolios may use the proceeds of reverse repurchase agreements to purchase other securi-ties either maturing, or under an agreement to resell, on a date simultaneous with or prior to the expiration of the reverse repurchase agreement. The Port-folios (except the Tax-Free Portfolios) may use reverse repurchase agreements when it is anticipated that the interest income to be earned from the invest-ment of the proceeds of the transaction is greater than the interest expense of the transaction. This use of reverse repurchase agreements may be regarded as leveraging and, therefore, speculative. Reverse repurchase agreements involve the risks that the interest income earned in the investment of the proceeds will be less than the interest expense, that the market value of the securities sold by a Portfolio may decline below the price of the securities the Portfolio is obligated to repurchase and that the securities may not be returned to the Portfolio. During the time a reverse repurchase agreement is outstanding, a Portfolio will maintain a segregated account with the Fund's custodian contain-ing cash, U.S. Government or other appropriate liquid high-grade debt securi-ties having a value at least equal to the repurchase price. A Portfolio's re-verse repurchase agreements, together with any other borrowings, will not ex-ceed, in the aggregate,

33 1/3% of the value of its total assets. In addition, a Portfolio (except the Tax-Free Portfolios) may borrow up to an additional 5% of its total assets for temporary purposes.

INVESTMENT COMPANIES. Each Portfolio may invest in securities issued by other investment companies within the limits prescribed by the 1940 Act. As a share-holder of another investment company, a Portfolio would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that each Portfolio bears directly in connection with its own operations.

ILLIQUID SECURITIES. No Portfolio will knowingly invest more than 15% of the value of its net assets in securities that are illiquid. GICs, variable and floating rate instruments that cannot be disposed of within seven days, and repurchase agreements and time deposits that do not provide for payment within seven days after notice, without taking a reduced price, are subject to this 15% limit. Each Portfolio may purchase securities which are not registered un-der the Securities Act of 1933 (the "1933 Act") but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. Any such security will not be considered illiquid so long as it is deter-mined by a Portfolio's sub-adviser, acting under guidelines approved and moni-tored by the Board, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of il-liquidity in a Portfolio during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS. Each Portfolio may purchase se-curities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transactions involve a commitment by a Port-folio to purchase or sell particular securities with payment and delivery tak-ing place at a future date (perhaps one or two months later), and permit a Portfolio to lock in a price or yield on a security that it owns or intends to purchase, regardless of future changes in interest rates. When-issued and for-ward commitment transactions involve the risk, however, that the price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the securities delivery takes place. Each Portfo-lio's when-issued purchases and forward commitments are not expected to exceed 25% of the value of its total assets absent unusual market conditions.

DOLLAR ROLL TRANSACTIONS. To take advantage of attractive opportunities in the mortgage market and to enhance current income, each Portfolio (except the Tax-Free Portfolios) may enter into dollar roll transactions. A dollar roll trans-action involves a sale by the Portfolio of a mortgage-backed or other security concurrently with an agreement by the Portfolio to repurchase a similar secu-rity at a later date at an agreed-upon price. The securities that are repur-chased will bear the same interest rate and stated maturity as those sold, but pools of mortgages collateralizing such securities may have different prepay-ment histories than those sold. During the period between the sale and repur-chase, a Portfolio will not be entitled to receive interest and principal pay-ments on the securities sold. Proceeds of the sale will be invested in addi-tional instruments for the Portfolio, and the income from these investments will generate income for the Portfolio. If such income does not exceed the in-come, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment perfor-mance of a Portfolio compared with what the performance would have been without the use of dollar rolls. At the time that a Portfolio enters into a dollar roll transaction, it will place in a segregated account maintained with its custo-dian cash, U.S. Government securities or other liquid high grade debt obliga-tions having a value equal to the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that its value is main-tained. A Portfolio's dollar rolls, together with its reverse repurchase agree-ments and other borrowings, will not exceed, in the aggregate, 33 1/3% of the value of its total assets.

Dollar roll transactions involve the risk that the market value of the securi-ties a Portfolio is required to purchase may decline below the agreed upon re-purchase price of those securities. If the broker/dealer to whom a Portfolio sells securities becomes insolvent, the Portfolio's right to purchase or repur-chase securities may be restricted and the instruments which the Portfolio is required to repurchase may be worth less than an instrument which the Portfolio originally held when the Portfolio is able to complete the purchase. Successful use of mortgage dollar rolls may depend upon a sub-adviser's ability to cor-rectly predict interest rates and prepayments. There is no assurance that dol-lar rolls can be successfully employed.

SHORT SALES. The Portfolios may only make short sales of securities "against-the-box." A short sale is a transaction in which a Portfolio sells a security it does not own in anticipation that the market price of that security will de-cline. The Portfolios may make short sales both as a form of hedging to offset potential declines in long positions in similar securities and in order to maintain portfolio flexibility. In a short sale "against-the-box," at the time of sale, the Portfolio owns or has the immediate and unconditional right to ac-quire the identical security at no additional cost. When selling short "against-the-box," a Portfolio forgoes an opportunity for capital appreciation in the security.

PORTFOLIO TURNOVER RATES. Under normal market conditions it is expected that the annual portfolio turnover rate for the Government Income Portfolio will not exceed 300%. The past portfolio turnover rates of the other Portfolios are set forth above under "What Are the Portfolios' Financial Highlights?" A Portfo-lio's annual portfolio turnover rate will not, however, be a factor preventing a sale or purchase when the sub-adviser believes investment considerations war-rant such sale or purchase. Portfolio turnover may vary greatly from year to year as well as within a particular year. High portfolio turnover rates will generally result in higher transaction costs to a Portfolio.

INTEREST RATE RISK. The value of fixed income securities in the Portfolios can be expected to vary inversely with changes in prevailing interest rates. Fixed income securities with longer maturities, which tend to produce higher yields, are subject to potentially greater capital appreciation and depreciation than securities with shorter maturities. The Portfolios are not restricted to any maximum or minimum time to maturity in purchasing individual portfolio securi-ties, and the average maturity of a Portfolio's assets will vary within the limits stated above under "What Are the Differences Among the Portfolios?" based upon its sub-adviser's assessment of economic and market conditions.

STATE-SPECIFIC TAX-FREE PORTFOLIOS--ADDITIONAL RISK CONSIDERATIONS. The concen-tration of investments by the State-Specific Tax-Free Portfolios in state-spe-cific Municipal Obligations raises special investment considerations. In par-ticular, changes in the economic condition and governmental policies of a state and its political subdivisions could adversely affect the value of a Portfo-lio's shares. Certain matters relating to the states in which the State-Spe-cific Tax-Free Portfolios invest are described below. For further information, see "Special Considerations Regarding State-Specific Municipal Obligations" in the Statement of Additional Information.

Pennsylvania. Although the General Fund of the Commonwealth (the principal op-erating fund of the Commonwealth) experienced deficits in fiscal 1990 and 1991, tax increases and spending decreases resulted in surpluses the following three years; as of June 30, 1994, the General Fund had a surplus of $892.9 million. The deficit in the Commonwealth's unreserved/ undesignated funds also have been eliminated, and there was a surplus of $79.2 million as of June 30, 1994. Ris-ing unemployment, a relatively high proportion of persons 65 and older in the Commonwealth and court ordered increases in healthcare reimbursement rates place increased pressures on the tax resources of the Commonwealth and its mu-nicipalities. The Commonwealth has sold a substantial amount of bonds over the past several years, but the debt burden remains moderate. The recession has af-fected Pennsylvania's economic base, with income and job growth at levels below national averages. Employment growth has shifted to the trade and service sec-tors, with losses in more high-paid manufacturing positions. A new governor took office in January, 1995, but the Commonwealth is likely to continue to show fiscal restraint.

New Jersey. The State of New Jersey generally has a diversified economic base consisting of, among others, commerce and service industries, selective commer-cial agriculture, insurance, tourism, petroleum refining and manufacturing, al-though New Jersey's manufacturing industry has experienced a downward trend in the last few years. New Jersey is a major recipient of Federal assistance and, of all the states, is among the highest in the amount of Federal aid received. Therefore, a decrease in Federal financial assistance may adversely affect the financial condition of New Jersey and its political subdivisions and instrumen-talities. While New Jersey's economic base has become more diversified over time and thus its economy appears to be less vulnerable during recessionary pe-riods, a recurrence of high levels of unemployment could adversely affect New Jersey's overall economy and the ability of New Jersey and its political subdi-visions and instrumentalities to meet their financial obligations. In addition, New Jersey maintains a balanced budget which restricts total appropriation in-creases to only 5% annually with respect to any municipality or county, the balanced budget plan may actually adversely affect a particular municipality's or county's ability to repay its obligations.

Ohio. While diversifying more into the service and other non-manufacturing areas, the economy of Ohio continues to rely in part on durable goods manufac-turing largely concentrated in motor vehicles and equipment, steel, rubber products and household appliances. As a result, general economic activity in Ohio, as in many other industrially developed states, tends to be more cyclical than in some other states and in the nation as a whole. Agriculture is an im-portant segment of the Ohio economy with over half the State's area devoted to farming and approximately 15% of total employment in agribusiness. In prior years, the State's overall unemployment rate was commonly somewhat higher than the na-tional figure. For example, the reported 1990 average monthly State rate was 5.7%, compared to the 5.5% national figure. However, for the last four years the State rates were below the national rates (5.5% versus 6.1% in 1994). The unemployment rate and its effects vary among particular geographic areas of the State. There can be no assurance that future national, regional or state-wide economic difficulties and the resulting impact on State or local government fi-nances generally will not adversely affect the market value of Ohio Municipal Obligations held in the Portfolio or the ability of particular obligors to make timely payments of debt service on (or lease payments relating to) those obli-gations.

Who Manages The Fund?
-------------------------------------------------------------------------------
BOARD OF         The business and affairs of the Fund are managed under the
TRUSTEES         direction of its Board of Trustees. The following individuals were elected by shareholders on January 4, 1996 to serve as trustees of Compass Capital Funds:

                   William O. Albertini--Executive Vice President and Chief Financial Officer of Bell Atlantic Corporation.

                   Raymond J. Clark--Treasurer of Princeton University.

                   Robert M. Hernandez--Vice Chairman and Chief Financial Of-ficer of USX Corporation.

                   Anthony M. Santomero--Deputy Dean of The Wharton School, University of Pennsylvania.

                   David R. Wilmerding, Jr.--President of Gates, Wilmerding, Carper & Rawlings, Inc.

ADVISER AND      The Adviser to the Compass Capital Funds is PNC Asset Manage-
SUB-ADVISERS     ment Group ("PAMG"). Each of the Portfolios within the Com-
                 pass Capital Fund family, except the International Bond Port-folio, is managed by a specialized portfolio manager who is a member of PAMG's fixed income portfolio management subsidi-ary, BlackRock Financial Management, Inc. ("BlackRock"). The sub-adviser of the International Bond Portfolio is Morgan
                 Grenfell Investment Services Limited ("Morgan Grenfell").

                 The eleven portfolios and their investment sub-advisers and portfolio managers are as follows:

                             INVESTMENT
COMPASS CAPITAL PORTFOLIO   SUB-ADVISER            PORTFOLIO MANAGER
-------------------------  -------------- ------------------------------------
Short Government Bond      BlackRock(/1/) Robert S. Kapito; Vice Chairman of
                                          BlackRock since 1988; Portfolio co-
                                          manager since its inception.
                                          Michael P. Lustig; Vice President of
                                          BlackRock since 1989; Portfolio co-
                                          manager since 1994.
                                          Scott Amero; Managing Director of
                                          BlackRock since 1990; Portfolio co-
                                          manager since its inception.

                                INVESTMENT
COMPASS CAPITAL PORTFOLIO      SUB-ADVISER               PORTFOLIO MANAGER
-------------------------  -------------------- ------------------------------------
Intermediate Government          BlackRock(/1/) Robert S. Kapito, Michael P. Lustig
 Bond                                           and Scott Amero (see above); Messrs.
                                                Kapito, Lustig and Amero have been
                                                Portfolio co-managers since 1995.
Intermediate Bond                BlackRock(/1/) Robert S. Kapito, Michael P. Lustig
                                                and Scott Amero (see above); Messrs.
                                                Kapito, Lustig and Amero have been
                                                Portfolio co-managers since 1995.
Core Bond                        BlackRock(/1/) Scott Amero (see above); Mr. Amero
                                                has been Portfolio manager since its
                                                inception.
Government Income                BlackRock(/1/) Robert S. Kapito, Michael P. Lustig
                                                and Scott Amero (see above); Messrs.
                                                Kapito, Lustig and Amero have been
                                                Portfolio co-managers since 1995.
Managed Income                   BlackRock(/1/) Robert S. Kapito, Michael P. Lustig
                                                and Scott Amero (see above); Messrs.
                                                Kapito, Lustig and Amero have been
                                                Portfolio co-managers since 1995.
International Bond         Morgan Grenfell(/2/) Martin A. Hall; Director of Morgan
                                                Grenfell since 1991; Portfolio
                                                manager since 1991.
Tax-Free Income                  BlackRock(/1/) Kevin Klingert; portfolio manager at
                                                BlackRock since 1991; prior to
                                                joining BlackRock, Assistant Vice
                                                President, Merrill, Lynch, Pierce,
                                                Fenner & Smith; Portfolio manager
                                                since 1995.
Pennsylvania Tax-Free            BlackRock(/1/) Kevin Klingert (see above);
 Income                                         Portfolio manager since 1995.
New Jersey Tax-Free In-          BlackRock(/1/) Kevin Klingert (see above);
 come                                           Portfolio manager since 1995.
Ohio Tax-Free Income             BlackRock(/1/) Kevin Klingert (see above);
                                                Portfolio manager since 1995.

(1) BlackRock has its primary offices at 345 Park Avenue, New York, New York 10154.
(2) Morgan Grenfell has its primary offices at 20 Finsbury Circus, London ECZM, 1NB England.

                 PAMG was organized in 1994 to perform advisory services for investment companies, and has its principal offices at 1835 Market Street, Philadelphia, Pennsylvania 19103. PAMG is an indirect wholly-owned subsidiary of PNC Bank Corp., a multi-bank holding company. Morgan Grenfell is an indirect wholly-owned subsidiary of Deutsche Bank, A.G., a German financial services conglomerate.

                 For their investment advisory and sub-advisory services, PAMG and the Portfolios' sub-advisers are entitled to fees, com-puted daily on a Portfolio-by-Portfolio basis and payable monthly, at the maximum annual rates set forth below. As stated under "What Are The Expenses Of The Portfolios?" PAMG and the sub-advisers intend to waive a portion of their fees during the current fiscal year. All sub-advisory fees are paid by PAMG, and do not represent an extra charge to the Portfolios.

             MAXIMUM ANNUAL CONTRACTUAL FEE RATE (BEFORE WAIVERS)

                              EACH PORTFOLIO
                         EXCEPT THE INTERNATIONAL
                              BOND PORTFOLIO       INTERNATIONAL BOND PORTFOLIO
                         ------------------------- ----------------------------------
AVERAGE DAILY NET         INVESTMENT  SUB-ADVISORY   INVESTMENT         SUB-ADVISORY
 ASSETS                  ADVISORY FEE     FEE       ADVISORY FEE            FEE
-----------------        ------------ ------------ --------------      --------------
first $1 billion             .500%        .350%        .550%               .400%
$1 billion--$2 billion       .450         .300         .500                .350
$2 billion--$3 billion       .425         .275         .475                .325
greater than $3 billion      .400         .250         .450                .300

                 For their last fiscal years, the Portfolios paid investment advisory fees at the following annual rates (expressed as a percentage of average daily net assets) after voluntary fee waivers: Short Government Bond Portfolio, .30%; Intermediate Government Bond Portfolio, .20%; Intermediate Bond Portfolio, .25%; Core Bond Portfolio, .35%; Government Income Portfolio, 0%; Managed Income Portfolio, .35%; International Bond Port-folio, .80%; Tax-Free Income Portfolio, 0%; Pennsylvania Tax-Free Income Portfolio, .27%; New Jersey Tax-Free Income Port-folio, .60%; and Ohio Tax-Free Income Portfolio, 0%.

                 The sub-advisers to each Portfolio strive to achieve best ex-ecution on all transactions. Infrequently, brokerage transac-tions for the Portfolios may be directed through registered broker/dealers who have entered into dealer agreements with Compass Capital's distributor, subject to the requirements of best execution.

ADMINISTRATORSCompass Capital Group, Inc. ("CCG"), PFPC Inc. ("PFPC") and Com-
              pass Distributors, Inc. ("CDI") (the "Administrators") serve as the Fund's co-administrators. CCG and PFPC are indirect wholly-owned subsidiaries of PNC Bank Corp. CDI is a wholly-owned sub-sidiary of Provident Distributors, Inc. ("PDI"). A majority of the outstanding stock of PDI is owned by its officers and the remaining outstanding stock is owned by Pennsylvania Merchant Group Ltd.

              The Administrators generally assist the Fund in all aspects of its administration and operation, including matters relating to the maintenance of financial records and fund accounting. As compensation for these services, CCG is entitled to receive a fee, computed daily and payable monthly, at an annual rate of .03% of each Portfolio's average daily net assets, and PFPC and CDI are entitled to receive a combined fee, computed daily and payable monthly, at an annual rate of .20% of the first $500 million of each Portfolio's average daily net assets, .18% of the next $500 million of each Portfolio's average daily net as-sets, .16% of the next $1 billion of each Portfolio's average daily net assets and .15% of each Portfolio's average daily net assets in excess of $2 billion. From time to time the Adminis-trators may waive some or all of their administration fees from a Portfolio.

              For information about the operating expenses the Portfolios ex-pect to pay for the current fiscal year, see "What Are the Ex-penses of the Portfolios?"

TRANSFER      PNC Bank serves as the Portfolios' custodian and PFPC serves as
AGENT,        their transfer agent and dividend disbursing agent.
DIVIDEND
DISBURSING
AGENT AND
CUSTODIAN


DISTRIBUTION  Under the Fund's Distribution and Service Plan (the "Plan"), In-
AND SERVICE   vestor Shares of the Portfolios bear the expense of payments
PLAN          ("distribution fees") made to CDI, as the Fund's distributor
              (the "Distributor"), or affiliates of PNC Bank, National Associ-ation ("PNC Bank") for distribution and sales support services.
              The distribution fees will be used primarily to compensate the Distributor for distribution services and to compensate the Dis-tributor and PNC Bank affiliates for sales support services pro-vided in connection with the offering and sale of Investor
              Shares. The distribution fees may also be used to reimburse the Distributor and PNC Bank affiliates for related expenses, in-cluding payments to brokers, dealers, financial institutions and industry professionals ("Service Organizations") for sales sup-port services and related expenses. Distribution fees payable under the Plan will not exceed .10%

                 (annualized) of the average daily net asset value of each Portfolio's outstanding Investor A Shares and .75% (annualized) of the average daily net asset value of each Portfolio's outstanding Investor B Shares. Payments under the Plan are not tied directly to out-of-pocket expenses and therefore may be used by the recipients as they choose (for example, to defray their overhead expenses).

                 Under the Plan, the Fund intends to enter into service agree-ments with Service Organizations (including PNC Bank and its affiliates) with respect to each class of Investor Shares pursuant to which Service Organizations will render certain support services to their customers who are the beneficial owners of Investor Shares. In consideration for a shareholder servicing fee of up to .25% (annualized) of the average daily net asset value of Investor Shares owned by their customers, Service Organizations may provide one or more of the follow-ing services: responding to customer inquiries relating to the services performed by the Service Organization and to customer inquiries concerning their investments in Investor Shares; providing information periodically to customers show-ing their positions in Investor Shares; and other similar shareholder liaison services. In consideration for a separate shareholder processing fee of up to .15% (annualized) of the average daily net asset value of Investor Shares owned by their customers, Service Organizations may provide one or more of these additional services to such customers: process-ing purchase and redemption requests from customers and plac-ing orders with the Fund's transfer agent or the Distributor; processing dividend payments from the Fund on behalf of cus-tomers; providing sub-accounting with respect to Investor Shares beneficially owned by customers or the information necessary for sub-accounting; and other similar services.

                 Service Organizations may charge their clients additional fees for account services. Customers who are beneficial own-ers of Investor Shares should read this Prospectus in light of the terms and fees governing their accounts with Service Organizations.

                 The Glass-Steagall Act and other applicable laws, among other things, prohibit banks from engaging in the business of un-derwriting securities. It is intended that the services pro-vided by Service Organizations under their service agreements will not be prohibited under these laws. However, state secu-rities laws may differ from the interpretations of Federal law on this issue, and banks and financial institutions may be required to register as dealers pursuant to state law.

EXPENSES Expenses are deducted from the total income of each Portfolio before dividends and distributions are paid. Expenses include, but are not limited to, fees paid to PAMG and the Administra-tors, transfer agency and custodian fees, trustee fees, taxes, interest, professional fees, shareholder servicing and process-ing fees, fees and expenses in registering and qualifying the Portfolios and their shares for distribution under Federal and state securities laws, expenses of preparing prospectuses and statements of additional information and of printing and dis-tributing prospectuses and statements of additional information to existing shareholders, expenses relating to shareholder re-ports, shareholder meetings and proxy solicitations, insurance premiums, the expense of independent pricing services, and other expenses which are not expressly assumed by PAMG or the Fund's service providers under their agreements with the Fund. Any gen-eral expenses of the Fund that do not belong to a particular in-vestment portfolio will be allocated among all investment port-folios by or under the direction of the Board of Trustees in a manner the Board determines to be fair and equitable.

What Pricing Options Are Available To Investors?
--------------------------------------------------------------------------------
                 The Bond Portfolios of Compass Capital Funds offer different pricing options to investors in the form of different share classes+. These options are described below:

                 A SHARES (FRONT-END LOAD)
                 . One time, front-end sales charge at time of purchase
                 . No charges or fees at any time for redeeming shares
                 . Lower ongoing expenses
                 . Free exchanges with other A Shares in the Compass Capital
                   Funds family

                 A Shares may make sense for investors with a long-term in-vestment horizon who prefer to pay a one-time front-end sales charge and have reduced ongoing fees.

                 B SHARES (BACK-END LOAD)
                 . No front-end sales charge at time of purchase
                 . Contingent deferred sales charge (CDSC) if shares are re-
                   deemed, declining over 6 years from a high of 4.50%
                 . Automatically convert to A Shares seven years from purchase

                 B Shares may make sense for investors who prefer to pay for professional investment advice on an ongoing basis (asset-based sales charge) rather than with a traditional, one-time front-end sales charge.



+The Intermediate Bond and Managed Income Portfolios do not currently offer In-vestor B Shares.

THE PRICING OPTIONS FOR EACH PORTFOLIO ARE DESCRIBED IN THE TABLES BELOW:

 Intermediate Government Bond, Intermediate Bond, Core Bond, Tax-Free Income, Pennsylvania Tax-Free Income, New Jersey Tax-Free Income and Ohio Tax-Free Income Portfolios:

                                  A SHARES       B SHARES
  Maximum Front-End Sales Charge   4.00%          0.00%
  12b-1 Fee                        0.00%*         0.75%
  CDSC (Redemption Charge)         0.00%       4.50%-0.00%
                                             (Depends on when
                                           shares are redeemed)

 Government Income and Managed Income Portfolios:

                                  A SHARES       B SHARES
  Maximum Front-End Sales Charge   4.50%          0.00%
  12b-1 Fee                        0.00%*         0.75%
  CDSC (Redemption Charge)         0.00%       4.50%-0.00%
                                             (Depends on when
                                           shares are redeemed)

 Short Government Bond Portfolio:

                                                   A SHARES       B SHARES
  Maximum Front-End Sales Charge..................  3.00%          0.00%
  12b-1 Fee.......................................  0.00%*         0.75%
  CDSC (Redemption Charge)........................  0.00%       4.50%-0.00%
                                                              (Depends on when
                                                            shares are redeemed)

 International Bond Portfolio:

                                                   A SHARES       B SHARES
  Maximum Front-End Sales Charge..................  5.00%          0.00%
  12b-1 Fee.......................................  0.00%*         0.75%
  CDSC (Redemption Charge)........................  0.00%       4.50%-0.00%
                                                              (Depends on when
                                                            shares are redeemed)

*The Portfolios do not expect to incur any 12b-1 fees with respect to Investor
 A Shares during the current fiscal year.


Investors wishing to purchase shares of the Portfolios may do so either by mailing the investment application attached to this Prospectus along with a check or by wiring money as specified below under "How Are Shares Purchased?"

What Are The Key Considerations In Selecting A Pricing Option?
-------------------------------------------------------------------------------
In deciding which class of Investor Shares to purchase, investors should con-sider the following:

Intended Holding Period. Over time, the cumulative distribution fees on a Portfolio's Investor B Shares will exceed the expense of the maximum initial sales charge on Investor A Shares. For example, if net asset value remains constant, the Investor B Shares' aggregate distribution fees would be equal to the Investor A Shares' initial maximum sales charge from four to seven years after purchase (depending on the Portfolio). Thereafter, Investor B Shares would bear higher aggregate expenses. Investor B shareholders, however, enjoy the benefit of permitting all their dollars to work from the time the invest-ments are made. Any positive investment return on the additional invested amount would partially or wholly offset the higher annual expenses borne by Investor B Shares.

Because the Portfolios' future returns cannot be predicted, however, there can be no assurance that such a positive return will be achieved.

At the end of seven years after the date of purchase, Investor B Shares will convert automatically to Investor A Shares, based on the relative net asset values of shares of each class. Investor B Shares acquired through reinvest-ment of dividends or distributions are also converted at the earlier of these dates--seven years after the reinvestment date or the date of conversion of the most recently purchased Investor B Shares that were not acquired through reinvestment.

Investor B Shares of the Portfolios purchased on or before January 12, 1996 are subject to a CDSC of 4.50% of the lesser of the original purchase price or the net asset value of Investor B Shares at the time of redemption. This de-ferred sales charge is reduced for shares held more than one year. Investor B Shares of a Portfolio purchased on or before January 12, 1996 convert to In-vestor A Shares of the Portfolio at the end of six years after purchase. For more information about Investor B Shares purchased before January 12, 1996 and the deferred sales charge payable on their redemption, call PFPC at (800) 441-7762.

Investor B shareholders also pay a contingent deferred sales charge if they redeem during the first six years after purchase, unless a sales charge waiver applies. Investors expecting to redeem during this period should consider the cost of the applicable contingent deferred sales charge in addition to the ag-gregate annual Investor B distribution fees, as compared with the cost of the applicable initial sales charges applicable to the Investor A Shares.

Reduced Sales Charges. Because of reductions in the front-end sales charge for purchases of Investor A Shares aggregating $25,000 or more, it may be ad-vantageous for investors purchasing large quantities of Investor Shares to purchase Investor A Shares. In any event, the Fund will not accept any pur-chase order for $1,000,000 or more of Investor B Shares.

Waiver of Sales Charges. The entire initial sales charge on Investor A Shares of a Portfolio may be waived for certain eligible purchasers allowing their entire purchase price to be immediately invested in a Portfolio. The contin-gent deferred sales charge may be waived upon redemption of certain Investor B Shares.

How Are Shares Purchased?
--------------------------------------------------------------------------------
GENERAL. Initial and subsequent purchase orders may be placed through securi-ties brokers, dealers or financial institutions ("brokers"), or the transfer agent. Generally, individual investors will purchase Investor Shares through a broker who will then transmit the purchase order directly to the transfer agent.

The minimum investment for the initial purchase of shares is $500; there is a $100 minimum for subsequent investments. Purchases through the Automatic In-vestment Plan described below are subject to a lower initial purchase minimum. In addition, the minimum initial investment for employees of the Fund, the Fund's investment adviser, sub-advisers, Distributor or transfer agent or em-ployees of their affiliates is $100.

When placing purchase orders, investors should specify whether the order is for Investor A or Investor B Shares of a Portfolio. All share purchase orders that fail to specify a class will automatically be invested in Investor A Shares.

PURCHASES THROUGH BROKERS. Shares of the Portfolios may be purchased through brokers which have entered into dealer agreements with the Distributor. Pur-chase orders received by a broker and transmitted to the transfer agent before the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time) on a Business Day will be effected at the net asset value determined that day, plus any applicable sales charge. Payment for an order may be made by the broker in Federal funds or other funds immediately available to the Portfolios' custodian no later than 4:00 p.m. (Eastern time) on the third Business Day following receipt of the purchase order.

It is the responsibility of brokers to transmit purchase orders and payment on a timely basis. If payment is not received within the period described above, the order will be canceled, notice thereof will be given, and the broker and its customers will be responsible for any loss to the Fund or its shareholders. Orders of less than $500 may be mailed by a broker to the transfer agent.

PURCHASES THROUGH THE TRANSFER AGENT. Investors may also purchase Investor Shares by completing and signing the Account Application Form and mailing it to the transfer agent, together with a check in at least the minimum initial pur-chase amount payable to Compass Capital Funds. An Account Application Form may be obtained by calling (800) 441-7762. The name of the Portfolio with respect to which shares are purchased must also appear on the check or Federal Reserve Draft. Investors may also wire Federal funds in connection with the purchase of shares. The wire instructions must include the name of the Portfolio, specify the class of Investor Shares, and include the name of the account registration and the shareholder account number. Before wiring any funds, an investor must call PFPC at (800) 441-7762 in order to confirm the wire instructions. Purchase orders which are received by PFPC, together with payment, before the close of regular trading hours on the New York Stock Exchange (currently 4:00 p.m. East-ern time) on any Business Day (as defined below) are priced at the applicable net asset value next determined on that day, plus any applicable sales charge.

OTHER PURCHASE INFORMATION. Shares of each Portfolio are sold on a continuous basis by CDI as the Distributor. CDI maintains its principal offices at 259 Radnor-Chester Road, Suite 120, Radnor, Pennsylvania 19087. Purchases may be effected on weekdays on which both the New York Stock Exchange and the Federal Reserve Bank of Philadelphia are open for business (a "Business Day"). Payment for orders which are not received or accepted will be returned after prompt in-quiry. The issuance of shares is recorded on the books of the Fund. No certifi-cates will be issued for shares. Payments for shares of a Portfolio may, in the discretion of the Fund's investment adviser, be made in the form of securities that are permissible investments for that Portfolio. Compass Capital reserves the right to reject any purchase order or to waive the minimum initial invest-ment requirement.

How Are Shares Redeemed?
--------------------------------------------------------------------------------
REDEMPTION. Shareholders may redeem their shares for cash at any time. A writ-ten redemption request in proper form must be sent directly to Compass Capital Funds c/o PFPC, P.O. Box 8907, Wilmington, Delaware 19899-8907. Except for the contingent deferred sales charge that may be charged with respect to Investor B Shares, there is no charge for a redemption. Shareholders may also place re-demption requests through a broker or other institution, which may charge a fee for this service.

WHEN REDEEMING INVESTOR SHARES IN THE PORTFOLIOS, SHAREHOLDERS SHOULD INDICATE WHETHER THEY ARE REDEEMING INVESTOR A SHARES OR INVESTOR B SHARES. If a redeem-ing shareholder owns both Investor A Shares and Investor B Shares in the same Portfolio, the Investor A Shares will be redeemed first unless the shareholder indicates otherwise.

Except as noted below, a request for redemption must be signed by all persons in whose names the shares are registered. Signatures must conform exactly to the account registration. If the proceeds of the redemption would exceed $25,000, or if the proceeds are not to be paid to the record owner at the rec-ord address, or if the shareholder is a corporation, partnership, trust or fi-duciary, signature(s) must be guaranteed by any eligible guarantor institution. Eligible guarantor institutions generally include banks, broker/dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations.

Generally, a properly signed written request with any required signature guar-antee is all that is required for a redemption. In some cases, however, other documents may be necessary. Shareholders holding Investor A Share certificates must send their certificates with the redemption request. Additional documen-tary evidence of authority is required by PFPC in the event redemption is re-quested by a corporation, partnership, trust, fiduciary, executor or adminis-trator.

EXPEDITED REDEMPTIONS. If a shareholder has given authorization for expedited redemption, shares can be redeemed by telephone and the proceeds sent by check to the shareholder or by Federal wire transfer to a single previously desig-nated bank account. Once authorization is on file, PFPC will honor requests by any person by telephone at (800) 441-7762 (in Delaware call collect (302) 791-
1194) or other means. The minimum amount that may be sent by check is $500, while the minimum amount that may be wired is $10,000. The Fund reserves the right to change these minimums or to terminate these redemption privileges. If the proceeds of a redemption would exceed $25,000, the redemption request must be in writing and will be subject to the signature guarantee requirement de-scribed above. This privilege may not be used to redeem Investor A Shares in certificated form. During periods of substantial economic or market change, telephone redemptions may be difficult to complete. Redemption requests may also be mailed to PFPC at P.O. Box 8907, Wilmington, Delaware 19899-8907.

The Fund is not responsible for the efficiency of the Federal wire system or the shareholder's firm or bank. The Fund does not currently charge for wire transfers. The shareholder is responsible for any charges imposed by the share-holder's bank. To change the name of the single designated bank account to re-ceive wire redemption proceeds, it is necessary to send a written re-quest (with a guaranteed signature as described above) to Compass Capital
Funds c/o PFPC, P.O. Box 8907, Wilmington, Delaware 19899-8907.

The Fund reserves the right to refuse a telephone redemption if it believes it advisable to do so. The Fund, the Administrators and the Distributor will em-ploy reasonable procedures to confirm that instructions communicated by tele-phone are genuine. The Fund, the Administrators and the Distributor will not be liable for any loss, liability, cost or expense for acting upon telephone instructions reasonably believed to be genuine in accordance with such proce-dures.

ACCOUNTS WITH LOW BALANCES. The Fund reserves the right to redeem a sharehold-er's account in any Portfolio at any time the net asset value of the account in such Portfolio falls below the minimum initial investment requirement amount as the result of a redemption or an exchange request. A shareholder will be notified in writing that the value of the shareholder's account in a Portfolio is less than the required amount and will be allowed 30 days to make additional investments before the redemption is processed.

PAYMENT OF REDEMPTION PROCEEDS. The redemption price for shares is their net asset value per share next determined after the request for redemption is re-ceived in proper form by the Compass Capital Funds c/o PFPC, P.O. Box 8907, Wilmington, Delaware 19899-8907. Proceeds from the redemption of Investor B Shares will be reduced by the amount of any applicable contingent deferred sales charge. Unless another payment option is used as described above, pay-ment for redeemed shares is normally made by check mailed within seven days after acceptance by PFPC of the request and any other necessary documents in proper order. Payment may, however, be postponed or the right of redemption suspended as provided by the rules of the SEC. If the shares to be redeemed have been recently purchased by check, the Fund's transfer agent may delay the payment of redemption proceeds, which may be a period of up to 15 days after the purchase date, pending a determination that the check has cleared.

The Fund may also suspend the right of redemption or postpone the date of pay-ment upon redemption for such periods as are permitted under the 1940 Act, and may redeem shares involuntarily or make payment for redemption in securities or other property when determined appropriate in light of the Fund's responsi-bilities under the 1940 Act. See "Purchase and Redemption Information" in the Statement of Additional Information for examples of when such redemption might be appropriate.

What Are The Shareholder Features Of The Fund?
--------------------------------------------------------------------------------
Compass Capital Funds offers shareholders many special features which enable an investor to have greater investment flexibility as well as greater access to information about the Fund throughout the investment period.

Additional information on each of these features is available from PFPC by calling (800) 441-7762 (in Delaware call collect (302) 791-1194).

EXCHANGE PRIVILEGE. Investor A and Investor B Shares of each Portfolio may be exchanged for shares of the same class of other portfolios of the Fund which offer that class of shares, based on their respective net asset values. Ex-changes of Investor A Shares may be subject to the difference between the sales charge previously paid on the exchanged shares and the higher sales charge (if any) payable with respect to the shares acquired in the exchange.

Investor A Shares of money market portfolios of the Fund that were (1) acquired through the use of the exchange privilege and (2) can be traced back to a pur-chase of shares in one or more investment portfolios of the Fund for which a sales charge was paid, can be exchanged for Investor A Shares of a portfolio subject to differential sales charges as applicable.

The exchange of Investor B Shares will not be subject to a CDSC, which will continue to be measured from the date of the original purchase and will not be affected by exchanges.

A shareholder wishing to make an exchange may do so by sending a written re-quest to PFPC at the address given above. Shareholders are automatically pro-vided with telephone exchange privileges when opening an account, unless they indicate on the Application that they do not wish to use this privilege. Share-holders holding share certificates are not eligible to exchange Investor A Shares by phone because share certificates must accompany all exchange re-quests. To add this feature to an existing account that previously did not pro-vide for this option, a Telephone Exchange Authorization Form must be filed with PFPC. This form is available from PFPC. Once this election has been made, the shareholder may simply contact PFPC by telephone at (800) 441-7762 (in Del-aware call collect (302) 791-1194) to request the exchange. During periods of substantial economic or market change, telephone exchanges may be difficult to complete and shareholders may have to submit exchange requests to PFPC in writ-ing.

If the exchanging shareholder does not currently own shares of the investment portfolio whose shares are being acquired, a new account will be established with the same registration, dividend and capital gain options and broker of record as the account from which shares are exchanged, unless otherwise speci-fied in writing by the shareholder with all signatures guaranteed by an eligi-ble guarantor institution as defined above. In order to participate in the Au-tomatic Investment Program or establish a Systematic Withdrawal Plan for the new account, however, an exchanging shareholder must file a specific written request.

Any share exchange must satisfy the requirements relating to the minimum ini-tial investment requirement, and must be legally available for sale in the state of the investor's residence. For

Federal income tax purposes, a share exchange is a taxable event and, accord-ingly, a capital gain or loss may be realized. Before making an exchange re-quest, shareholders should consult a tax or other financial adviser and should consider the investment objective, policies and restrictions of the investment portfolio into which the shareholder is making an exchange, as set forth in the applicable Prospectus. Brokers may charge a fee for handling exchanges.

The Fund reserves the right to modify or terminate the exchange privilege at any time. Notice will be given to shareholders of any material modification or termination except where notice is not required.

The Fund reserves the right to reject any telephone exchange request. Telephone exchanges may be subject to limitations as to amount or frequency, and to other restrictions that may be established from time to time to ensure that exchanges do not operate to the disadvantage of any portfolio or its shareholders. The Fund, the Administrators and the Distributor will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund, the Administrators and the Distributor will not be liable for any loss, liabil-ity, cost or expense for acting upon telephone instructions reasonably believed to be genuine in accordance with such procedures. Exchange orders may also be sent by mail to the shareholder's broker or to PFPC at P.O. Box 8907, Wilming-ton, Delaware 19899-8907.

AUTOMATIC INVESTMENT PLAN ("AIP"). An investor in shares of any Portfolio may arrange for periodic investments in that Portfolio through automatic deductions from a checking or savings account by completing the AIP Application Form which may be obtained from PFPC. The minimum pre-authorized investment amount is $50.

RETIREMENT PLANS. Portfolio shares may be purchased in conjunction with indi-vidual retirement accounts ("IRAs") and rollover IRAs where PNC Bank or any of its affiliates acts as custodian. For further information as to applications and annual fees, contact the Distributor. To determine whether the benefits of an IRA are available and/or appropriate, a shareholder should consult with a tax adviser.

SYSTEMATIC WITHDRAWAL PLAN ("SWP"). The Fund offers a Systematic Withdrawal Plan which may be used by investors who wish to receive regular distributions from their accounts. Upon commencement of the SWP, the account must have a cur-rent value of $10,000 or more in a Portfolio. Shareholders may elect to receive automatic cash payments of $100 or more either monthly, every other month, quarterly, three times a year, semi-annually, or annually. Automatic withdraw-als are normally processed on the 25th day of the applicable month or, if such day is not a Business Day, on the next Business Day and are paid promptly thereafter. An investor may utilize the SWP by completing the SWP Application Form which may be obtained from PFPC.

Shareholders should realize that if withdrawals exceed income dividends their invested principal in the account will be depleted. To participate in the SWP, shareholders must have their dividends automatically reinvested and may not hold share certificates. Shareholders may change or cancel the SWP at any time, upon written notice to PFPC. Purchases of additional Investor A Shares of the Fund concurrently with withdrawals may be disadvantageous to invest-ors because of the sales charges involved and, therefore, is discouraged. No contingent deferred sales charge will be assessed on redemptions of Investor B Shares made through the SWP that do not exceed 12% of an account's net asset value on an annualized basis. For example, monthly, quarterly and semi-annual SWP redemptions of Investor B Shares will not be subject to the CDSC if they do not exceed 1%, 3% and 6%, respectively, of an account's net asset value on the redemption date. SWP redemptions of Investor B Shares in excess of this limit are still subject to the applicable CDSC.

What Is The Schedule Of Sales Charges And Exemptions?
--------------------------------------------------------------------------------
INVESTOR A      Investor A Shares are subject to a front-end sales charge de-
SHARES          termined in accordance with the following schedules:

 Short Government Bond Portfolio:

                                                           REALLOWANCE
                                                               OR
                                       SALES                PLACEMENT
                                     CHARGE AS    SALES       FEES
                                         %      CHARGE AS  TO DEALERS
                                        OF          %       (AS % OF
        AMOUNT OF TRANSACTION        OFFERING    OF NET     OFFERING
          AT OFFERING PRICE            PRICE   ASSET VALUE   PRICE)
  Less than $25,000                    3.00%      3.09%       2.50%
  $25,000 but less than $50,000        2.75       2.83        2.25
  $50,000 but less than $100,000       2.50       2.56        2.00
  $100,000 but less than $250,000      2.00       2.04        1.75
  $250,000 but less than $500,000      1.50       1.52        1.25
  $500,000 but less than $1,000,000    1.00       1.01        0.75
  $1,000,000 and over                  0.00*      0.00*       0.75**

 Intermediate Government Bond, Intermediate Bond, Core Bond, Tax-Free Income, Pennsylvania Tax-Free Income, New Jersey Tax-Free Income and Ohio Tax-Free Income Portfolios:

                                                           REALLOWANCE
                                                               OR
                                       SALES                PLACEMENT
                                     CHARGE AS    SALES       FEES
                                         %      CHARGE AS  TO DEALERS
                                        OF          %       (AS % OF
        AMOUNT OF TRANSACTION        OFFERING    OF NET     OFFERING
          AT OFFERING PRICE            PRICE   ASSET VALUE   PRICE)
  Less than $25,000                    4.00%      4.17%       3.50%
  $25,000 but less than $50,000        3.75       3.90        3.25
  $50,000 but less than $100,000       3.50       3.63        3.00
  $100,000 but less than $250,000      3.00       3.09        2.50
  $250,000 but less than $500,000      2.00       2.04        1.50
  $500,000 but less than $1,000,000    1.00       1.01        0.75
  $1,000,000 and over                  0.00*      0.00*       0.75**

* There is no initial sales charge on purchase of $1,000,000 or more of In-vestor A Shares; however, a contingent deferred sales charge of 1.00% will be imposed on the lesser of the net asset value of the shares on the purchase or redemption date for shares redeemed within 18 months after purchase.
** The Distributor may pay placement fees to dealers of up to 0.75% of the of-fering price on purchases of Investor A Shares of $1,000,000 or more.

 Government Income and Managed Income Portfolios:

                                                           REALLOWANCE
                                                               OR
                                       SALES                PLACEMENT
                                     CHARGE AS    SALES       FEES
                                         %      CHARGE AS  TO DEALERS
                                        OF          %       (AS % OF
        AMOUNT OF TRANSACTION        OFFERING    OF NET     OFFERING
          AT OFFERING PRICE            PRICE   ASSET VALUE   PRICE)
  Less than $25,000                    4.50%      4.71%       4.00%
  $25,000 but less than $50,000        4.25       4.70        3.75
  $50,000 but less than $100,000       4.00       4.17        3.50
  $100,000 but less than $250,000      3.50       3.63        3.00
  $250,000 but less than $500,000      2.50       2.56        2.00
  $500,000 but less than $1,000,000    1.50       1.52        1.25
  $1,000,000 and over                  0.00*      0.00*       1.00**

 International Bond Portfolio:

                                                           REALLOWANCE
                                                               OR
                                       SALES                PLACEMENT
                                     CHARGE AS    SALES       FEES
                                         %      CHARGE AS  TO DEALERS
                                        OF          %       (AS % OF
        AMOUNT OF TRANSACTION        OFFERING    OF NET     OFFERING
          AT OFFERING PRICE            PRICE   ASSET VALUE   PRICE)
  Less than $25,000                    5.00%      5.26%       4.50%
  $25,000 but less than $50,000        4.75       4.99        4.25
  $50,000 but less than $100,000       4.50       4.71        4.00
  $100,000 but less than $250,000      4.00       4.17        3.50
  $250,000 but less than $500,000      3.00       3.09        2.50
  $500,000 but less than $1,000,000    2.00       2.04        1.50
  $1,000,000 and over                  0.00*      0.00*       1.00**

* There is no initial sales charge on purchase of $1,000,000 or more of In-vestor A Shares; however, a contingent deferred sales charge of 1.00% will be imposed on the lesser of the net asset value of the shares on the purchase or redemption date for shares redeemed within 18 months after purchase.
** The Distributor may pay placement fees to dealers of up to 1.00% of the of-fering price on purchases of Investor A Shares of $1,000,000 or more.

During special promotions, the entire sales charge may be reallowed to dealers. In addition, certain dealers who enter into an agreement to provide extra training and information on products, or marketing and related services, and who increase sales of shares may also receive additional payments from the Dis-tributor. Dealers who receive 90% or more of the sales charge may be deemed to be "underwriters" under the 1933 Act. The amount of the sales charge not reallowed to dealers may be paid to broker-dealer affiliates of PNC Bank Corp. who provide sales support services.

SALES CHARGE WAIVERS--INVESTOR A SHARES. The following persons associated with the Fund, the Distributor, the Fund's investment adviser, sub-advisers or transfer agent and their affiliates may buy Investor A Shares without paying a sales charge to the extent permitted by these firms: (a) officers, directors and partners (and their spouses and minor children); (b) full-time employees and retirees (and their spouses and minor children); (c) registered representa-tives of brokers who have entered into selling agreements with the Distributor;
(d) spouses or children of such persons; and (e) any trust, pension, profit-sharing or other benefit plan for any of the persons set forth in (a) through
(c). The following persons may also buy Investor A Shares without paying a sales charge: (a) persons investing through an authorized payroll deduction plan; (b) persons investing through an authorized investment plan for organiza-tions which operate under Section 501(c)(3) of the Internal Revenue Code; (c) registered investment advisers, trust companies and bank trust departments ex-ercising discretionary investment authority with respect to amounts to be in-vested in a Portfolio, provided that the aggregate amount invested pursuant to this exemption equals at least $250,000; and (d) persons participating in a "wrap account" or similar program under which they pay advisory fees to a bro-ker-dealer or other financial institution. INVESTORS WHO QUALIFY FOR ANY OF THESE EXEMPTIONS FROM THE SALES CHARGE MUST PURCHASE INVESTOR A SHARES.

QUALIFIED PLANS. The sales charge (as a percentage of the offering price) pay-able by qualified employee benefit plans ("Qualified Plans") having at least 20 employees eligible to participate on purchases of Investor A Investor Shares of the Portfolios aggregating less than $500,000 will be 1.00%. No sales charge will apply to purchases by Qualified Plans of Investor A Shares aggregating $500,000 and above. The sales charge payable by Qualified Plans having less than 20 employees eligible to participate on purchases of Investor A Shares of the Portfolios aggregating less than $500,000 will be 2.50% (1.50% with respect to shares of the Short Government Bond Portfolio.) The above schedules will ap-ply to purchases by such Qualified Plans of Investor A Shares aggregating $500,000 and above.

QUANTITY DISCOUNTS. As shown above, larger purchases may reduce the sales charge price. Upon notice to the investor's broker or the transfer agent, pur-chases of Investor A Shares made at any one time by the following persons may be considered when calculating the sales charge: (a) an individual, his or her spouse, and their children under the age of 21; (b) a trustee or fiduciary of a single trust estate or single fiduciary account; or (c) any organized group which has been in existence for more than six months, if it is not organized for the purpose of buying redeemable securities of a registered investment com-pany, and if the purchase is made through a central administrator, or through a single dealer, or by other means which result in economy of sales effort or ex-pense. An organized group does not include a group of individuals whose sole organizational connection is participation as credit card holders of a company, policyholders of an insurance company, customers of either a bank or broker/dealer or clients of an investment adviser. Purchases made by an organized group may include, for example, a trustee or other fidu-ciary purchasing for a single fiduciary account or other employee benefit plan purchases made through a payroll deduction plan.

REDUCED SALES CHARGES--INVESTOR A SHARES

RIGHT OF ACCUMULATION. Under the Right of Accumulation, the current value of an investor's existing Investor A Shares in any of the Portfolios that are subject to a front-end sales charge may be combined with the amount of the investor's current purchase in determining the applicable sales charge. IN ORDER TO RE-CEIVE THE CUMULATIVE QUANTITY REDUCTION, PREVIOUS PURCHASES OF INVESTOR A SHARES MUST BE CALLED TO THE ATTENTION OF PFPC BY THE INVESTOR AT THE TIME OF THE CURRENT PURCHASE.

REINVESTMENT PRIVILEGE. Upon redemption of Investor A Shares of a Portfolio (or Investor A Shares of another non-money market portfolio of the Fund), a share-holder has a one-time right, to be exercised within 45 days, to reinvest the redemption proceeds without any sales charges. PFPC must be notified of the re-investment in writing by the purchaser, or by his or her broker, at the time the purchase is made in order to eliminate a sales charge. An investor should consult a tax adviser concerning the tax consequences of use of the reinvest-ment privilege.

INVESTMENTS OF REDEMPTION PROCEEDS FROM OTHER INVESTMENT COMPANIES. Investors may purchase Investor A Shares at net asset value, without a sales charge, with the proceeds from the redemption of shares of any other investment company which were sold with a sales charge or commission. This does not include shares of an affiliated mutual fund which were or would be subject to a contingent de-ferred sales charge upon redemption. Such purchases must be made within 60 days of the redemption, and the Fund must be notified by the investor in writing, or by his or her financial institution, at the time the purchase of Investor A Shares is made.

LETTER OF INTENT. An investor may qualify for a reduced sales charge immedi-ately by signing a non-binding Letter of Intent stating the investor's inten-tion to invest during the next 13 months a specified amount in Investor A Shares which, if made at one time, would qualify for a reduced sales charge. The Letter of Intent may be signed at any time within 90 days after the first investment to be included in the Letter of Intent. The initial investment must meet the minimum initial investment requirement and represent at least 5% of the total intended investment. THE INVESTOR MUST INSTRUCT PFPC UPON MAKING SUB-SEQUENT PURCHASES THAT SUCH PURCHASES ARE SUBJECT TO A LETTER OF INTENT. All dividends and capital gains of a Portfolio that are invested in additional In-vestor A Shares of the same Portfolio are applied to the Letter of Intent.

During the term of a Letter of Intent, the Fund's transfer agent will hold In-vestor A Shares representing 5% of the indicated amount in escrow for payment of a higher sales load if the full amount indicated in the Letter of Intent is not purchased. The escrowed Investor A Shares will be released when the full amount indicated has been purchased. Any redemptions made during the 13-month period will be subtracted from the amount of purchases in determining whether the Letter of Intent has been completed.

If the full amount indicated is not purchased within the 13-month period, the investor will be required to pay an amount equal to the difference between the sales charge actually paid and the sales charge the investor would have had to pay on his or her aggregate purchases if the total of such purchases had been made at a single time. If remittance is not received within 20 days of the ex-piration of the 13-month period, PFPC, as attorney-in-fact, pursuant to the terms of the Letter of Intent, will redeem an appropriate number of Investor A Shares held in escrow to realize the difference.

PURCHASES OF INVESTOR B SHARES. Investor B Shares are subject to a deferred sales charge at the rates set forth in the chart below if they are redeemed within six years of purchase. The deferred sales charge on Investor B Shares is based on the lesser of the net asset value of the Investor B Shares on the pur-chase date or redemption date. Brokers will receive commissions from the Dis-tributor in connection with sales of Investor B Shares. These commissions may be different than the reallowances or placement fees paid to dealers in connec-tion with sales of Investor A Shares.

The amount of any contingent deferred sales charge an investor must pay on In-vestor B Shares depends on the number of years that elapse between the purchase date and the date the Investor B Shares are redeemed as set forth in the fol-lowing chart:

                                         CONTINGENT DEFERRED
                                         SALES CHARGE (AS A
        NUMBER OF YEARS              PERCENTAGE OF DOLLAR AMOUNT
    ELAPSED SINCE PURCHASE             SUBJECT TO THE CHARGE)
Less than one                                   4.50%
More than one, but less than two                4.00
More than two, but less than three              3.50
More than three, but less than four             3.00
More than four, but less than five              2.00
More than five, but less than six               1.00
More than six, but less than seven              0.00

EXEMPTIONS FROM THE CONTINGENT DEFERRED SALES CHARGE. The contingent deferred sales charge on Investor B Shares is not charged in connection with: (1) ex-changes described in "What Are the Shareholder Features of the Fund?--Exchange Privilege"; (2) redemptions made in connection with minimum required distributions from IRA, 403(b)(7) and Qual-ified Plan accounts due to the shareholder reaching age 70 1/2; (3) redemptions in connection with a shareholder's death or disability (as defined in the In-ternal Revenue Code) subsequent to the purchase of Investor B Shares; (4) in-voluntary redemptions of Investor B Shares in accounts with low balances as de-scribed in "How Are Shares Redeemed?"; and (5) redemptions made pursuant to the Systematic Withdrawal Plan, subject to the limitations set forth above under "What Are the Shareholder Features of the Fund?--Systematic Withdrawal Plan." In addition, no contingent deferred sales charge is charged on Investor B Shares acquired through the reinvestment of dividends or distributions.

When an investor redeems Investor B Shares, the redemption order is processed to minimize the amount of the contingent deferred sales charge that will be charged. Investor B Shares are redeemed first from those shares that are not subject to the deferred sales load (i.e., shares that were acquired through re-investment of dividends or distributions) and after that from the shares that have been held the longest.

How Is Net Asset Value Calculated?
--------------------------------------------------------------------------------
The net asset value is calculated separately for each class of Investor Shares of each Portfolio as of the close of regular trading hours on the NYSE (cur-rently 4:00 p.m. Eastern Time) on each Business Day by dividing the value of all securities and other assets owned by a Portfolio that are allocated to a particular class of shares, less the liabilities charged to that class, by the number of shares of the class that are outstanding.

Most securities held by a Portfolio are priced based on their market value as determined by reported sales prices or the mean between their bid and asked prices. Portfolio securities which are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securi-ties on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. Securi-ties for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direction of the Board of Trustees. The amortized cost method of valuation will also be used with re-spect to debt obligations with sixty days or less remaining to maturity unless a Portfolio's sub-adviser under the supervision of the Board of Trustees deter-mines such method does not represent fair value.

How Frequently Are Dividends And Distributions Made To Investors?
--------------------------------------------------------------------------------
Each Portfolio will distribute substantially all of its net investment income and net realized capital gains, if any, to shareholders. All distributions are reinvested at net asset value in the form of additional full and fractional shares of the same class of shares of the relevant Portfolio unless a share-holder elects otherwise. Such election, or any revocation thereof, must be made in writing to PFPC, and will become effective with respect to dividends paid after its receipt by PFPC. The net investment income of the Managed Income, Tax-Free Income, Intermediate Government Bond, Intermediate Bond and Interna-tional Bond Portfolios is declared monthly as a dividend to investors who are shareholders of such Portfolio at the close of business on the day of declara-tion. The net investment income of the Pennsylvania Tax-Free Income, New Jersey Tax-Free Income, Ohio Tax-Free Income, Government Income, Core Bond and Short Government Bond Portfolios is declared daily as a dividend to investors who are shareholders of such Portfolio at, and whose payment for share purchases are available to the particular Portfolio in Federal funds by, the close of busi-ness on the day of declaration. All dividends are paid within ten days after the end of each month and, in the case of the Pennsylvania Tax-Free Income, New Jersey Tax-Free Income, Ohio Tax-Free Income, Government Income, Core Bond and Short Government Bond Portfolios, within seven days after redemption of all of a shareholder's shares in a Portfolio. Net realized capital gains (including net short-term capital gains), if any, will be distributed by each Portfolio at least annually.

How Are Fund Distributions Taxed?
--------------------------------------------------------------------------------
Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. If a Portfolio qualifies, it generally will be relieved of Federal income tax on amounts dis-tributed to shareholders, but shareholders, unless otherwise exempt, will pay income or capital gains taxes on distributions (except distributions that are "exempt interest dividends" or are treated as a return of capital), regardless of whether the distributions are paid in cash or reinvested in additional Shares.

Distributions paid out of a Portfolio's "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, will be taxed to shareholders as long-term capital gain, regardless of the length of time a shareholder holds the Shares. All other distributions, to the extent taxable, are taxed to shareholders as ordinary income.

Each Tax-Free Portfolio intends to pay substantially all of its dividends as "exempt interest dividends." However, taxpayers are required to report the re-ceipt of "exempt interest dividends" on their Federal income tax returns, and in two circumstances such amounts, while exempt from regular Federal income tax, are taxable to persons subject to alternative minimum and environmental taxes. First, "exempt interest dividends" derived from certain private activity bonds issued after August 7, 1986 generally will constitute an item of tax preference for corporate and non-corporate taxpayers in determining alternative minimum and environmental tax liability. Second, "exempt interest dividends" must be taken into account by corporate taxpayers in determining certain ad-justments for alternative minimum and environmental tax purposes. Shareholders who are recipients of Social Security Act or Railroad Retirement Act benefits should note that "exempt interest dividends" will be taken into account in de-termining the taxability of their benefit payments.

Each Tax-Free Portfolio will determine annually the percentages of its net in-vestment income which are exempt from the regular Federal income tax, which constitute an item of tax preference for Federal alternative minimum tax pur-poses, and which are fully taxable. These percentages will apply uniformly to all distributions declared from net investment income during that year and may differ significantly from the actual percentages for any particular day.

Compass Capital will send written notices to shareholders annually regarding the tax status of distributions made by each Portfolio. Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in those months will be deemed to have been received by the shareholders on December 31 of such year, if the dividends are paid during the following January.

An investor considering buying shares on or just before a dividend record date should be aware that the amount of the forthcoming dividend payment, although in effect a return of capital, will be taxable.

A taxable gain or loss may be realized by a shareholder upon the redemption or transfer of shares depending upon their tax basis and their price at the time of redemption, or transfer.

Generally, shareholders may include sales charges paid on the purchase of Shares in their tax basis for the purposes of determining gain or loss on a re-demption, transfer or exchange of such Shares. However, if a shareholder ex-changes the Shares for Shares of another Portfolio within 90 days of purchase and is able to reduce the sales charges applicable to the new Shares (by virtue of the Fund's exchange privilege), the amount equal to such reduction may not be included in the tax basis of the shareholder's exchanged Shares for the pur-pose of determining gain or loss but may be included (subject to the same limi-tation) in the tax basis of the new Shares.

Any loss upon the sale or exchange of shares held for six months or less will be disallowed for Federal income tax purposes to the extent of any exempt in-terest dividends received by the shareholder. For the Ohio Tax-Free Income Portfolio, the loss will be disallowed for Ohio income tax purposes to the same extent, even though, for Ohio income tax purposes, some portion of such divi-dends actually may have been subject to Ohio income tax.

It is expected that dividends and certain interest income earned by the Inter-national Bond Portfolio from foreign securities will be subject to foreign withholding taxes or other taxes. So long as more than 50% of the value of the Portfolio's total assets at the close of the taxable year in question consists of stock or securities of foreign corporations, the Portfolio may elect, for U.S. Federal income tax purposes, to treat certain foreign taxes paid by it, including generally any withholding taxes and other foreign income taxes, as paid by its shareholders. The Portfolio intends to make this election. As a re-sult, the amount of such foreign taxes paid by the Portfolio will be included in its shareholders' income pro rata (in addition to taxable distributions ac-tually received by them), and each shareholder generally will be entitled ei-ther (a) to credit a proportionate amount of such taxes against U.S. Federal income tax liabilities, or (b) if a shareholder itemizes deductions, to deduct such proportionate amounts from U.S. income.

This is not an exhaustive discussion of applicable tax consequences, and in-vestors may wish to contact their tax advisers concerning investments in the Portfolios. Except as discussed below, dividends paid by each Portfolio may be taxable to investors under state or local law as dividend income even though all or a portion of the dividends may be derived from interest on obligations which, if realized directly, would be exempt from such income taxes. In addi-tion, future legislative or administrative changes or court decisions may mate-rially affect the tax consequences of investing in a Portfolio. Shareholders who are non-resident alien individuals, foreign trusts or estates, foreign cor-porations or foreign partnerships may be subject to different U.S. Federal in-come tax treatment.

PENNSYLVANIA TAX CONSIDERATIONS. Income received by a shareholder attributable to interest realized by the Pennsylvania Tax-Free Income Portfolio from Penn-sylvania Municipal Obligations or attributable to insurance proceeds on account of such interest, is not taxable to individuals, estates or trusts under the Personal Income Tax (in the case of insurance proceeds, to the extent they are exempt for Federal Income Tax purposes); to corporations under the Corporate Net Income Tax (in the case of insurance proceeds, to the extent they are ex-empt for Federal Income Tax purposes); nor to individuals under the Philadel-phia School District Net Investment Income Tax ("School District Tax").

Income received by a shareholder attributable to gain on the sale or other dis-position by the Pennsylvania Tax-Free Income Portfolio of Pennsylvania Munici-pal Obligations is taxable under the Personal Income Tax, the Corporate Net In-come Tax, and, unless these assets were held by the Pennsylvania Tax-Free In-come Portfolio for more than six months, the School District Tax.

To the extent that gain on the disposition of a share represents gain realized on Pennsylvania Municipal Obligations held by the Pennsylvania Tax-Free Income Portfolio, such gain may be subject to the Personal Income Tax and Corporate Net Income Tax. Such gain may also be subject to the School District Tax, ex-cept that gain realized with respect to a share held for more than six months is not subject to the School District Tax.

This discussion does not address the extent, if any, to which shares, or inter-est and gain thereon, is subject to, or included in the measure of, the special taxes imposed by the Commonwealth of Pennsylvania on banks and other financial institutions or with respect to any privilege, excise, franchise or other tax imposed on business entities not discussed above (including the Corporate Capi-tal Stock/Foreign Franchise Tax).

Shareholders of the Pennsylvania Tax-Free Income Portfolio are not subject to the Pennsylvania County Personal Property Tax to the extent that the Portfolio is comprised of Pennsylvania Municipal Obligations and Federal obligations (if the interest on such obligations is exempt from state and local taxation under the laws of the United States).

NEW JERSEY TAX CONSIDERATIONS. It is anticipated that substantially all divi-dends paid by the New Jersey Tax-Free Income Portfolio will not be subject to New Jersey personal income tax. In accordance with the provisions of New Jersey law as currently in effect, distributions paid by a "qualified investment fund" will not be subject to the New Jersey personal income tax to the extent that the distributions are attributable to income received as interest or gain from New Jersey State-Specific Obligations, or as interest or gain from direct U.S. Government obligations. Distributions by a qualified investment fund that are attributable to most other sources will be subject to the New Jersey personal income tax. To be classified as a qualified investment fund, at least 80% of the Portfolio's investments must consist of New Jersey State-Specific Obliga-tions or direct U.S. Government obligations; it must have no investments other than interest-bearing obligations, obligations issued at a discount, and cash and cash items (including receivables); and it must satisfy certain reporting obligations and provide certain information to its shareholders. Shares of the Portfolio are not subject to property taxation by New Jersey or its political subdivisions.

The New Jersey personal income tax is not applicable to corporations. For all corporations subject to the New Jersey Corporation Business Tax, dividends and distributions from a "qualified investment fund" are included in the net income tax base for purposes of computing the Corporation Business Tax. Furthermore, any gain upon the redemption or sale of shares by a corporate shareholder is also included in the net income tax base for purposes of computing the Corpora-tion Business Tax.

OHIO TAX CONSIDERATIONS. Individuals and estates that are subject to Ohio per-sonal income tax or municipal or school district income taxes in Ohio will not be subject to such taxes on distributions from the Ohio Tax-Free Income Portfo-lio to the extent that such distributions are properly attributable to interest on Ohio Municipal Obligations or obligations issued by the U.S. Government, its agencies, instrumentalities or territories (if the interest on such obligations is exempt from state income taxation under the laws of the United States) ("U.S. Obligations"), if (a) the Portfolio continues to qualify as a regulated investment company for Federal income tax purposes and (b) at all times at least 50% of the value of the total assets of the Portfolio consists of Ohio Municipal Obligations or similar obligations of other states or their subdivi-sions. Corporations that are subject to the Ohio corporation franchise tax will not have to include distributions from the Ohio Tax-Free Income Portfolio in their net income base for purposes of calculating their Ohio corporation fran-chise tax liability to the extent that such distributions either constitute ex-empt-interest dividends for Federal income tax purposes or are properly attrib-utable to interest on Ohio Municipal Obligations or U.S. Obligations. However, Shares of the Ohio Tax-Free Income Portfolio will be included in a corpora-tion's net worth base for purposes of calculating the Ohio corporation fran-chise tax. Distributions properly attributable to gain on the sale, exchange or other disposition of Ohio Municipal Obligations will not be subject to the Ohio personal income tax, or municipal or school district income taxes in Ohio and will not be included in the net income base of the Ohio corporation franchise tax. Distributions attributable to other sources will be subject to the Ohio personal income tax and the Ohio corporation franchise tax.

How Is The Fund Organized?
--------------------------------------------------------------------------------
The Fund was organized as a Massachusetts business trust on December 22, 1988 and is registered under the 1940 Act as an open-end management investment com-pany. On January 12, 1996 the Fund changed its name from The PNC(R) Fund to Compass Capital Funds. The Declaration of Trust authorizes the Board of Trust-ees to classify and reclassify any unissued shares into one or more classes of shares. Pursuant to this authority, the Trustees have authorized the issuance of an unlimited number of shares in twenty-eight investment portfolios. Each Portfolio, other than the Government Income, Intermediate Bond, Managed Income and Ohio Tax-Free Income Portfolios, offers five separate classes of shares-- Institutional Shares, Service Shares, Investor A Shares, Investor B Shares. The Government Income Portfolio offers Investor A Shares, Investor B Shares and In-vestor C Shares; the Intermediate Bond, Managed Income and Ohio Tax-Free Income Portfolios each offer Investor A Shares, Institutional Shares and Service
Shares and, in addition, the Ohio Tax-Free Income Portfolio offers Investor B Shares. This prospectus relates only to Investor A Shares and Investor B Shares of the eleven Portfolios described herein.

Shares of each class bear their pro rata portion of all operating expenses paid by a Portfolio, except transfer agency fees and amounts payable under the Fund's Distribution and Service Plan. In addition, each class of Investor Shares is sold with different sales charges. Because of these "class expenses" and sales charges, the performance of a Portfolio's Institutional Shares is ex-pected to be higher than the performance of the Portfolio's Service Shares, and the performance of both the Institutional Shares and Service Shares of a Port-folio is expected to be higher than the performance of the Portfolio's three classes of Investor Shares. The Fund offers various services and privileges in connection with its Investor Shares that are not generally offered in connec-tion with its Institutional and Service Shares, including an automatic invest-ment plan, automatic withdrawal plan and checkwriting. For further information regarding the Fund's Institutional and Service Share classes, contact PFPC at
(800) 441-7764.

Each share of a Portfolio has a par value of $.001, represents an interest in that Portfolio and is entitled to the dividends and distributions earned on that Portfolio's assets as are declared in the discretion of the Board of Trustees. The Fund's shareholders are entitled to one vote for each full share held and proportionate fractional votes for fractional shares held, and will vote in the aggregate and not by class, except where otherwise required by law or as determined by the Board of Trustees. The Fund does not currently intend to hold annual meetings of shareholders for the election of trustees (except as required under the 1940 Act). For a further discussion of the voting rights of shareholders, see "Additional Information Concerning Shares" in the Statement of Additional Information.

On December 18, 1995, PNC Bank held of record approximately 77% of the Fund's outstanding shares, as trustee on behalf of individual and institutional in-vestors, and may be deemed a controlling person of the Fund under the 1940 Act. PNC Bank is a subsidiary of PNC Bank Corp., a multi-bank holding company.

How Is Performance Calculated?
--------------------------------------------------------------------------------
Performance information for each class of Investor Shares of the Portfolios may be quoted in advertisements and communications to shareholders. Total return will be calculated on an average annual total return basis for various periods. Average annual total return reflects the average annual percentage change in value of an investment in Investor Shares of a Portfolio over the measuring pe-riod. Total return may also be calculated on an aggregate total return basis. Aggregate total return reflects the total percentage change in value over the measuring period. Both methods of calculating total return assume that dividend and capital gain distributions made by a Portfolio with respect to a class of shares are reinvested in shares of the same class, and also reflect the maximum sales load charged by the Portfolio with respect to a class of shares. When, however, a Portfolio compares the total return of a share class to that of other funds or relevant indices, total return may also be computed without re-flecting the sales load.

The yield of a class of shares is computed by dividing the Portfolio's net in-come per share allocated to that class during a 30-day (or one month) period by the maximum offering price per share on the last day of the period and annualizing the result on a semi-annual basis. Each Tax-Free Portfolio's "tax-equivalent yield" may also be quoted, which shows the level of taxable yield needed to produce an after-tax equivalent to a Portfolio's tax-free yield. This is done by increasing the Portfolio's yield (calculated above) by the amount necessary to reflect the payment of Federal and/or state income tax at a stated tax rate.

The performance of a class of a Portfolio's Investor Shares may be compared to the performance of other mutual funds with similar investment objectives and to relevant indices, as well as to ratings or rankings prepared by independent services or other financial or industry publications that monitor the perfor-mance of mutual funds. For example, the performance of a class of a Portfolio's Investor Shares may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. and Weisenberger Investment Company Service, and with the performance of the Lehman GMNA Index, the T-Bill Index and the "stocks, bonds and inflation index" published annually by Ibbotson As-sociates and the Lehman Government Corporate Bond Index, as well as the bench-marks attached to this Prospectus. Performance information may also include evaluations of the Portfolios and their share classes published by nationally recognized ranking services, and information as reported in financial publica-tions such as Business Week, Fortune, Institutional Investor, Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in publi-cations of a local or regional nature.

In addition to providing performance information that demonstrates the actual yield or return of a class of shares of a particular Portfolio, a Portfolio may provide other information demonstrating hypothetical investment returns. This information may include, but is not limited to, illustrating the compounding effects of a dividend in a dividend reinvestment plan or the impact of tax-de-ferred investing.

Performance quotations for shares of a Portfolio represent past performance and should not be considered representative of future results. The investment re-turn and principal value of an investment in a Portfolio will fluctuate so that an investor's Investor Shares, when redeemed, may be worth more or less than their original cost. Since performance will fluctuate, performance data for In-vestor Shares of a Portfolio cannot necessarily be used to compare an invest-ment in such shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses and market conditions. Any fees charged by brokers or other institu-tions directly to their customer accounts in connection with investments in In-vestor Shares will not be included in the Portfolio performance calculations.

How Can I Get More Information?
--------------------------------------------------------------------------------
We believe that it is essential for shareholders to have access to information regarding their investment 24 hours a day, 7 days a week. The COMPASS CAPITAL FUNDS have an investor information line that can provide such access.

In addition to account information, other sources of information regarding each COMPASS CAPITAL Portfolio and its portfolio holdings, strategy and current div-idend and performance levels are available.

By selecting the appropriate source of information as listed below, investors can receive additional information on the COMPASS CAPITAL Portfolios by either using a toll-free number or through electronic access:

For Performance and Portfolio Management Questions dial (800) FUTURE4.

For Information Related to Share Purchases and Redemptions call your investment adviser or COMPASS CAPITAL FUNDS at (800) 441-7762.

For Questions about Shareholder Accounts and Balances held directly at the Fund, call (800) 441-7762.

Information is also available on the Internet through the World Wide Web. Shareholders and investment professionals may access portfolio information, portfolio manager updates and market data by accessing http://www.compassfunds.com.

                                    APPENDIX

    COMPASS CAPITAL            PERFORMANCE
       PORTFOLIO                BENCHMARK                         DESCRIPTION
Short Government Bond    Merrill 1-3 Year         Treasuries with maturities ranging from 1
                         Treasury Index           to 2.99 years
Intermediate Government  Lehman Brothers          Treasury and agency issues in the Lehman
Bond                     Intermediate Government  Aggregate, excluding maturities above 9.99 years
Intermediate Bond        Lehman Brothers          Treasury, agency and corporate issues in
                         Intermediate Gov't/Corp  the Lehman Aggregate, excluding maturities above 9.99 years
Core Bond                Lehman Aggregate         The Lehman Aggregate contains issues that
                                                  meet the following criteria:
                                                  . At least $100 million par amount
                                                    outstanding for entry and exit
                                                  . Rated investment grade (at least Baa-3)
                                                    by Moody's or S&P (if not rated by
                                                    Moody's)
                                                  . At least one year at maturity
                                                  . Coupon must have a fixed rate
                                                  . Excludes CMOs, ARMs, manufactured homes,
                                                    non-agency bonds, buydowns, graduated
                                                    equity mortgages, project loans and non-
                                                    conforming ("jumbo") mortgages
                                                  . As of June 1995, the composition of the
                                                    Lehman Brothers Aggregate Index is:
                                                  54% allocation to Treasury and government
                                                  securities
                                                  28% allocation to mortgage-backed
                                                  securities
                                                  18% allocation to corporate and asset-
                                                  backed securities
Government Income        Lehman Mortgage/10 Year  50% allocation to the mortgage component of
                         Treasury                 the Lehman Aggregate Index and a 50%
                                                  allocation to the Merrill Lynch 10 Year
                                                  Index
Managed Income           Salomon BIG              Very similar to the Lehman Aggregate, the
                                                  Salomon BIG is a market-weighted index
                                                  comprised of U.S. Treasury, government-
                                                  sponsored, investment grade corporate (Baa-
                                                  3/BBB- or better), mortgage- and asset-
                                                  backed securities.
                                                  . Issues comprising the index have an
                                                    average life of at least 1 year, with no
                                                    maximum maturity
                                                  . Corporate and government-sponsored issues
                                                    have a minimum face amount of $100
                                                    million to qualify for entry, and a
                                                    minimum of $75 million face amount to
                                                    exit
                                                  . Treasury and mortgage issues have a
                                                    minimum face amount of $1 billion for
                                                    both entry and exit
                                                  . Excludes CMOs, ARMs, manufactured homes,
                                                    non-agency bonds, buydowns, graduated
                                                    equity mortgages, project loans and non-
                                                    conforming ("jumbo") mortgages
                                                  . As of June 1995, the composition of the
                                                    Index is:
                                                  53% allocation to Treasury and government
                                                  securities
                                                  29% allocation to mortgage-backed
                                                  securities
                                                  18% allocation to corporate and asset-
                                                  backed securities
International Bond       Salomon Non-U.S. Hedged  A market-capitalization weighted benchmark
                         World Government Bond    that tracks the performance of the 13
                         Index                    Government bond markets of Australia,
                                                  Austria, Belgium, Canada, Denmark, France,
                                                  Germany, Italy, Japan, the Netherlands,
                                                  Spain, Sweden and the United Kingdom. The
                                                  currency-hedged return is computed by using
                                                  a rolling one-month forward exchange
                                                  contract as a hedging instrument.
Tax-Free Income          Lehman Municipal Bond    All of the bonds in the following Municipal
                         Index                    Indices possess the following
                                                  characteristics:
                                                  . A minimum credit rating of Baa-3
                                                  . Outstanding par value of at least $3
                                                    million
                                                  . Must be issued as part of a deal of at
                                                    least $50 million
                                                  . Individual bonds must have been issued
                                                    within the last 5 years
                                                  . Remaining maturity of not less than one
                                                    year
                                                  Excludes bonds subject to the alternative
                                                  minimum tax (AMT), taxable municipal bonds,
                                                  and floating-rate or zero coupon municipal
                                                  bonds
Pennsylvania Tax-Free    Lehman Local GO Index    Local general obligation bonds
Income
New Jersey Tax-Free      Lehman Local GO Index    Local general obligation bonds
Income
Ohio Tax-Free Income     Lehman Local GO Index    Local general obligation bonds

The Compass Capital Funds
--------------------------------------------------------------------------------
NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTA-TIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE STATEMENT OF ADDITIONAL IN-FORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING
MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THIS PRO-SPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN
ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                               -----------------

SHORT GOVERNMENT BOND PORTFOLIO

INTERMEDIATE GOVERNMENT BOND PORTFOLIO

INTERMEDIATE BOND PORTFOLIO

CORE BOND PORTFOLIO

GOVERNMENT INCOME PORTFOLIO

MANAGED INCOME PORTFOLIO

INTERNATIONAL BOND PORTFOLIO

TAX-FREE INCOME PORTFOLIO

PENNSYLVANIA TAX-FREE INCOME PORTFOLIO

NEW JERSEY TAX-FREE INCOME PORTFOLIO

OHIO TAX-FREE INCOME PORTFOLIO


                                    THE BOND
                                   PORTFOLIOS

                                INVESTOR SHARES



                                   Prospectus

                                January 16, 1996

                            COMPASS CAPITAL FUNDS(R)
                          (FORMERLY, THE PNC(R) FUND)
                           (INVESTOR C SHARES OF THE
                        SHORT GOVERNMENT BOND PORTFOLIO,
                       INTERMEDIATE GOVERNMENT PORTFOLIO,
                              CORE BOND PORTFOLIO,
                          GOVERNMENT INCOME PORTFOLIO,
                         INTERNATIONAL BOND PORTFOLIO,
                           TAX-FREE INCOME PORTFOLIO,
                   PENNSYLVANIA TAX-FREE INCOME PORTFOLIO AND
                     NEW JERSEY TAX-FREE INCOME PORTFOLIO)
                             CROSS REFERENCE SHEET


           FORM N-1A ITEM                               LOCATION
           --------------                               --------

           PART A                                       PROSPECTUS

     1.    Cover page.............................      Cover Page

     2.    Synopsis...............................      What Are The Expenses Of
                                                        The Portfolios?

     3.    Condensed Financial Information........      What Are The Portfolios'
                                                        Financial Highlights?

     4.    General Description of Registrant......      Cover Page; What Are The
                                                        Portfolios?; What
                                                        Additional Investment
                                                        Policies Apply?; What
                                                        Are The Portfolios'
                                                        Fundamental Investment
                                                        Limitations?

     5.    Management of the Fund.................      Who Manages The Fund?

     5A.   Managements Discussion of Fund
            Performance...........................      Inapplicable

     6.    Capital Stock and Other Securities.....      How Frequently Are
                                                        Dividends And
                                                        Distributions Made To
                                                        Investors?; How Are Fund
                                                        Distributions Taxed?;
                                                        How Is The Fund
                                                        Organized?

     7.    Purchase of Securities Being Offered...      How Are Shares Purchased
                                                        And Redeemed?; How Is
                                                        Net Asset Value
                                                        Calculated?; How Is The
                                                        Fund Organized?

     8.    Redemption or Repurchase...............      How Are Shares Purchased
                                                        and Redeemed?

     9.    Legal Proceedings......................      Inapplicable

The Bond Portfolios Investor C Shares
--------------------------------------------------------------------------------
                Compass Capital Funds SM ("Compass Capital" or the "Fund") consists of twenty-eight investment portfolios. This Prospec-tus describes the Investor Shares of eight of those portfolios (the "Portfolios"):

                 Short Government Bond Portfolio
                 Intermediate Government Bond Portfolio
                 Core Bond Portfolio
                 Government Income Portfolio
                 International Bond Portfolio
                 Tax-Free Income Portfolio
                 Pennsylvania Tax-Free Income Portfolio
                 New Jersey Tax-Free Income Portfolio

                This Prospectus contains information that a prospective in-vestor needs to know before investing. Please keep it for fu-ture reference. A Statement of Additional Information dated January 16, 1996 has been filed with the Securities and Ex-change Commission (the "SEC"). The Statement of Additional In-formation may be obtained free of charge from the Fund by calling (800) 441-7762. The Statement of Additional Informa-tion, as supplemented from time to time, is incorporated by reference into this Prospectus.

                Shares of the Portfolios are not deposits or obligations of, or guaranteed or endorsed by, PNC Bank, National Association or any other bank and are not insured by, guaranteed by, obli-gations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency. Investments in the Portfolios involve investment risks, including possible loss of principal amount invested.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. SHARES OF THE STATE-SPECIFIC TAX-FREE PORTFOLIOS ARE INTENDED ONLY FOR RESIDENTS OF THE RESPECTIVE STATES INDICATED.

The Bond Portfolios of Compass Capital Funds:
--------------------------------------------------------------------------------
              The Bond Portfolios of COMPASS CAPITAL FUNDS consist of eight investment portfolios that provide investors with a broad spec-trum of investment alternatives within the fixed income sector. Five of these Portfolios invest in taxable bonds, and three of these Portfolios invest in tax-exempt bonds. A detailed descrip-
              tion of each Portfolio begins on page    .

            COMPASS CAPITAL PORTFOLIO       PERFORMANCE BENCHMARK  LIPPER PEER GROUP
              Short Government Bond         Merrill 1-3 Year       Short U.S. Government
                                             Treasury Index
              Intermediate Govern-          Lehman Brothers        Intermediate
               ment Bond                     Intermediate           U.S. Government
                                             Government
              Core Bond                     Lehman Aggregate       Intermediate
                                                                    Investment Grade Debt
              Government Income             Lehman Mortgage/10     General U.S. Government
                                             Year Treasury
              International Bond            Salomon Non-U.S.       General World Income
                                             Hedged World
                                             Government Bond
                                             Index
              Tax-Free Income               Lehman Municipal Bond  General Municipal Debt
                                             Index
              PA Tax-Free Income            Lehman Local GO Index  PA Municipal Debt
              NJ Tax-Free Income            Lehman Local GO Index  NJ Municipal Debt

              PNC Asset Management Group, Inc. ("PAMG") serves as the Fund's investment adviser. BlackRock Financial Management, Inc. ("BlackRock") serves as sub-adviser to each Portfolio except the International Bond Portfolio, which is sub-advised by Morgan Grenfell Investment Services Limited ("Morgan Grenfell").

UNDERSTANDING   This Prospectus has been crafted to provide detailed, accurate
THE COMPASS     and comprehensive information on the Compass Capital Portfo-
CAPITAL BOND    lios. We intend this document to be an effective tool as you
PORTFOLIOS      explore different directions in fixed income investing. You may wish to use the table of contents on page 5 to find de-scriptions of the Portfolios, including the investment objec-tives, portfolio management styles, risks and charges and ex-penses.

CONSIDERING     There can be no assurance that any mutual fund will achieve
THE RISKS IN    its investment objective. Some or all of the Portfolios may
BOND            purchase mortgage- related, asset-backed, foreign and illiquid
INVESTING       securities; enter into repurchase and reverse repurchase
                agreements and engage in leveraging techniques; lend portfolio securities to third parties; and enter into futures contracts and options. Each of the Pennsylvania and New Jersey Tax-Free
                Income Portfolios (the "State-Specific Tax-Free Portfolios") concentrates in the securities of issuers located in a partic-ular state, and is non-diversified, which means that its per-formance may be dependent upon the performance of a smaller number of securities than the other Portfolios, which are con-sidered diversified. See "What Additional Investment Policies
                And Risks Apply?"

INVESTING IN    For information on how to purchase and redeem shares of the
THE COMPASS     Portfolios, see "How Are Shares Purchased?" and "How Are
CAPITAL FUNDS   Shares Redeemed?"

Asking The Key Questions
--------------------------------------------------------------------------------

                                                                           PAGE
            What Are the Expenses of the Portfolios?.....................    6
            What Are the Portfolios?.....................................   11
            What Are the Differences Among the Portfolios?...............   12
            What Types of Securities Are in the Portfolios?..............   13
            What Are the Portfolios' Fundamental Investment
             Limitations?................................................   14
            What Additional Investment Policies Apply?...................   15
            Who Manages the Fund?........................................   27
            What Pricing Options Are Available to Investors?.............   32
            How Are Shares Purchased?....................................   33
            How Are Shares Redeemed?.....................................   35
            What Are the Shareholder Features of the Fund?...............   37
            What Sales Charge and Exemptions Apply to Investor C Shares..   39
            How Is Net Asset Value Calculated?...........................   40
            How Frequently Are Dividends and Distributions Made to
             Investors?..................................................   41
            How Are Fund Distributions Taxed?............................   42
            How Is the Fund Organized?...................................   46
            How Is Performance Calculated?...............................   47
            How Can I Get More Information?..............................   49

--------------------------------------------------------------------------------
What Are The Expenses Of The Portfolios?
--------------------------------------------------------------------------------
Below is a summary of the annual operating expenses expected to be incurred by Investor C Shares of the Portfolios for the current fiscal year ending Septem-ber 30, 1996 as a percentage of average daily net assets. An example based on the summary is also shown.

                                           SHORT         INTERMEDIATE
                                      GOVERNMENT BOND  GOVERNMENT BOND
                                         PORTFOLIO         PORTFOLIO
                                           INVESTOR C            INVESTOR C
SHAREHOLDER TRANSACTION EXPENSES
Front-End Sales Charge
 (as a percentage of offering
 price)                                        None                   None
Sales Charge on Reinvested
 Dividends                                     None                   None
Deferred Sales Charge(/1/)
 (as a percentage of original
 purchase price or redemption
 proceeds, whichever is lower)                 1.0%                   1.0%
ANNUAL PORTFOLIO OPERATING EXPENSES
 (AFTER FEE WAIVERS AS A PERCENTAGE
 OF AVERAGE NET ASSETS)
Advisory fees (after fee
 waivers)/2/                                   .30%                   .30%
12b-1 fees (after fee
 waivers)(/2/)(/3/)                            .75                    .75
Other operating expenses (after fee
 waivers)/2/                                   .72                    .72
                                              -----              ---------
 Shareholder servicing fee            .25                    .25
 Shareholder processing fee           .15                    .15
 Other expenses                       .32                    .32
                                      ---                -------
Total Portfolio operating expenses
 (after fee waivers)(/2/)                     1.77%                  1.77%
                                              =====              =========

(1) This amount applies to redemptions during the first year. No deferred sales charge is charged after the first 18 months on Investor C Shares. See "What Sales Charge and Exemptions Apply to Investor C Shares?"
(2) "Other expenses" includes the administration fees payable by the Portfolios. Without waivers, advisory fees would be .50% and administration fees would be .23% for each Portfolio. PAMG and the Portfolios' administrators are under no obligation to waive fees or reimburse expenses, but have informed the Fund that they expect to waive fees and reimburse expenses during the remainder of the current fiscal year as necessary to maintain the Portfolios' total operating expenses at the levels set forth in the table. The information in the table is based on the advisory and administration fees and other expenses payable after fee waivers for the fiscal year ended September 30, 1995, as restated to reflect current expenses and fee waivers. Without waivers, "Other operating expenses" would
    be   % and   %, respectively, and "Total Portfolio operating expenses"
    would be: 2.06% and 2.05%, respectively, for Investor C Shares.
(3) Long-term investors in Investor C Shares may pay more than the economic equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers, Inc. ("NASD").

--------------------------------------------------------------------------------

                                           CORE BOND     GOVERNMENT INCOME
                                           PORTFOLIO         PORTFOLIO
                                              INVESTOR C          INVESTOR C
SHAREHOLDER TRANSACTION EXPENSES
Front-End Sales Charge
 (as a percentage of offering price)             None                    None
Sales Charge on Reinvested Dividends             None                    None
Deferred Sales Charge(/1/)
 (as a percentage of original purchase
 price or redemption proceeds,
 whichever is lower)                             1.0%                    1.0%
ANNUAL PORTFOLIO OPERATING EXPENSES
 (AFTER FEE WAIVERS AS A PERCENTAGE OF
 AVERAGE NET ASSETS)
Advisory fees (after fee waivers)(/2/)           .30%                    .30%
12b-1 fees(/2/)(/3/)                             .75                     .75
Other operating expenses (after fee
 waivers)(/2/)                                   .72                     .72
                                                -----               ---------
 Shareholder servicing fee               .25                  .25
 Shareholder processing fee              .15                  .15
 Other expenses                          .32                  .32
                                                -----               ---------
Total Portfolio operating expenses
 (after fee waivers)(/2/)                       1.77%                   1.77%
                                                =====               =========

(1) This amount applies to redemptions during the first year. No deferred sales charge is charged after the first 18 months on Investor C Shares. See "What Sales Charge and Exemptions Apply to Investor C Shares?"
(2) "Other expenses" includes the administration fees payable by the Portfolio. Without waivers, advisory fees would be .50% and administration fees would be .23% for each Portfolio. PAMG and the Portfolios' administrators are un-der no obligation to waive fees or reimburse expenses, but have informed the Fund that they expect to waive fees and reimburse expenses during the current fiscal year as necessary to maintain the Portfolios' total operat-ing expenses at the levels set forth in the table. The information in the table is based on the advisory and administration fees and other expenses payable after fee waivers for the remainder of the fiscal year ended Sep-tember 30, 1995, as restated to reflect current expenses and fee waivers.
    Without waivers, "Other operating expenses" would be   % and   %, respec-
    tively, and "Total Portfolio operating expenses" would be: 2.06% and 2.05%, respectively, for Investor C Shares.
(3) Long-term investors in Investor C Shares may pay more than the economic equivalent of the maximum front-end sales charges permitted by the rules of the NASD.

                                                                   PENNSYLVANIA
                          INTERNATIONAL BOND      TAX-FREE INCOME TAX-FREE INCOME
                               PORTFOLIO             PORTFOLIO       PORTFOLIO
                                     INVESTOR C        INVESTOR C      INVESTOR C
SHAREHOLDER TRANSACTION
 EXPENSES
Front-End Sales Charge
 (as a percentage of
 offering price)                            None          None            None
Sales Charge on
 Reinvested Dividends                       None          None            None
Deferred Sales
 Charge(/1/)
 (as a percentage of
 original purchase price
 or redemption proceeds,
 whichever is lower)                        1.0%          1.0%            1.0%
ANNUAL PORTOLIO
 OPERATING EXPENSES
 (AFTER FEE WAIVERS AS A
 PERCENTAGE OF AVERAGE
 NET ASSETS)
Advisory fees (after fee
 waivers)(/2/)                              .55%          .30%            .30%
12b-1 fees(/2/)(/3/)                        .75%          .75             .75
Other operating expenses
 (after fee waivers and
 expense
 reimbursements)(/2/)                       .90           .72             .72
                                      ----------         -----           -----
 Shareholder servicing
  fee                          .25                .25             .25
 Shareholder processing
  fee                          .15                .15             .15
 Other expenses(/2/)           .50                .32             .32
                                      ----------         -----           -----
Total Portfolio
 operating expenses
 (after fee waivers and
 expense
 reimbursements)(/2/)                      2.20%         1.77%           1.77%
                                      ==========         =====           =====

(1) This amount applies to redemptions during the first year. No deferred sales charge is charged after the first 18 months on Investor C Shares. See "What Sales Charge and Exemptions Apply to Investor C Shares?"
(2) "Other expenses" includes the administration fees payable by the Portfo-lios. Without waivers, advisory fees would be .55%, .50% and .50%, respec-tively, and administration fees would be .23% for each Portfolio. In addi-tion, the Expense Summary reflects reimbursements made to the Tax-Free In-come Portfolio by the adviser. PAMG and the Portfolios' administrators are under no obligation to waive fees or reimburse expenses, but have informed the Fund that they expect to waive fees and reimburse expenses during the remainder of the current fiscal year as necessary to maintain the Portfo-lios' total operating expenses at the levels set forth in the table. The information in the table is based on the advisory and administration fees and other expenses payable after fee waivers for the fiscal year ended Sep-tember 30, 1995, as restated to reflect current expenses and fee waivers.
    Without waivers, "other operating expenses" would be   %,   % and   %, re-
    spectively, and "Total Portfolio operating expenses" would be 2.27%, 2.07%, and 2.07%, respectively, for Investor C Shares.
(3) Long-term investors in Investor C Shares may pay more than the economic equivalent of the maximum front-end sales charges permitted by the rules of the NASD.

                                                               NEW JERSEY
                                                             TAX-FREE INCOME
                                                                PORTFOLIO
                                                                  INVESTOR C
SHAREHOLDER TRANSACTION EXPENSES
Front-End Sales Charge
 (as a percentage of offering price)                                 None
Sales Charge on Reinvested Dividends                                 None
Deferred Sales Charge(/1/)
 (as a percentage of original purchase price or redemption
 proceeds, whichever is lower)                                       1.0%
ANNUAL PORTFOLIO OPERATING EXPENSES (AFTER FEE WAIVERS
 AS A PERCENTAGE OF AVERAGE NET ASSETS)
Advisory fees (after fee waivers)(/2/)                               .30%
12b-1 fees(/2/)(/3/)                                                 .75
Other operating expenses (after fee waivers)/2/                      .72
 Shareholder servicing fee                                   .25
 Shareholder processing fee                                  .15
 Other expenses                                              .32
                                                                    -----
Total Portfolio operating expenses (after fee waivers)(/2/)         1.77%
                                                                    =====

(1) This amount applies to redemptions during the first year. No deferred sales charge is charged after the first 18 months on Investor C Shares. See "What Sales Charge and Exemptions Apply to Investor C Shares?"
(2) "Other expenses" includes the administration fees payable by the Portfolio. Without waivers, advisory fees would be .50% and administration fees would be .23% for the Portfolio. PAMG and the Portfolio's administrators are un-der no obligation to waive fees or reimburse expenses, but have informed the Fund that they expect to waive fees and reimburse expenses during the remainder of the current fiscal year as necessary to maintain the Portfo-lio's total operating expenses at the levels set forth in the table. The information in the table is based on the advisory and administration fees and other expenses payable after fee waivers for the fiscal year ended Sep-tember 30, 1995, as restated to reflect current expenses and fee waivers.
    Without waivers, "Other operating expenses" would be   % and "Total Portfo-
    lio operating expenses" would be 2.07% for Investor C Shares.
(3) Long-term investors in Investor C Shares may pay more than the economic equivalent of the maximum front-end sales charges permitted by the rules of the NASD.

EXAMPLE

An investor in Investor C Shares would pay the following expenses on a $1,000 investment assuming (1) 5% annual return, and (2) redemption at the end of each time period:

                                 ONE YEAR THREE YEARS FIVE YEARS TEN YEARS
Short Government Bond Portfolio
 C Shares (Redemption)*            $28        $56        $96       $208
 C Shares (No Redemption)           18         56         96        208
Intermediate Government Bond
 Portfolio
 C Shares (Redemption)*             28         56         96        208
 C Shares (No Redemption)           18         56         96        208
Core Bond Portfolio
 C Shares (Redemption)*             28         56         96        208
 C Shares (No Redemption)           18         56         96        208
Government Income Portfolio
 C Shares (Redemption)*             28         56         96        208
 C Shares (No Redemption)           18         56         96        208
International Bond Portfolio
 C Shares (Redemption)*             32         69         --         --
 C Shares (No Redemption)           22         69         --         --
Tax-Free Income Portfolio
 C Shares (Redemption)*             28         56         96        208
 C Shares (No Redemption)           18         56         96        208
Pennsylvania Tax-Free Income
 Portfolio
 C Shares (Redemption)*             28         56         96        208
 C Shares (No Redemption)           18         56         96        208
New Jersey Tax-Free Income
 Portfolio
 C Shares (Redemption)*             28         56         96        208
 C Shares (No Redemption)           18         56         96        208

* Reflects the deduction of the deferred sales charge.

The foregoing Tables and Example are intended to assist investors in under-standing the costs and expenses that an investor in the Portfolios will bear either directly or indirectly. They do not reflect any charges that may be im-posed by brokers or other institutions directly on their customer accounts in connection with investments in the Portfolios.

THE EXAMPLE SHOWN ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE IN-VESTMENT RETURN OR OPERATING EXPENSES. ACTUAL INVESTMENT RETURN AND OPERATING EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

What Are The Portfolios?
--------------------------------------------------------------------------------

              COMPASS CAPITAL FUNDS consists of 28 portfolios and has been structured to include many different investment styles across the spectrum of fixed income investments so that investors may participate across multiple disciplines in order to seek their long-term financial goals.

              The Bond Portfolios of COMPASS CAPITAL FUNDS consist of eight investment portfolios that provide investors with a broad spec-trum of investment alternatives within the fixed income sector. Five of these Portfolios invest solely in taxable bonds, and three of these Portfolios invest in tax-exempt bonds.

              In certain investment cycles and over certain holding periods, a fund that invests in any one of these styles may perform above or below the market. An investment program that combines these multiple disciplines allows investors to select from among these various product options in the way that most closely fits the individual's investment goals and sentiments.

                    PORTFOLIO                   INVESTMENT OBJECTIVE
            Short Government Bond      To realize a rate of return that
                                       exceeds the total return of the
                                       Merrill Lynch 1-3 year Treasury Index.
            Intermediate Government    To seek current income consistent with
             Bond, Government Income   the preservation of capital.
             and International Bond
            Core Bond                  To realize a total rate of return that
                                       exceeds the total return of the Lehman
                                       Brothers Aggregate Index.
            Tax-Free Income,           To seek as high a level of current
             Pennsylvania Tax-Free     income exempt from Federal income tax
             Income and New Jersey     and, to the extent possible for each
             Tax-Free Income           State-Specific Tax-Free Portfolio,
                                       income tax of the specific state in
                                       which the Portfolio concentrates, as
                                       is consistent with preservation of
                                       capital.

What Are The Differences Among The Portfolios?
--------------------------------------------------------------------------------

PORTFOLIO CHARACTERISTICS:

                                         DOLLAR-
                                        WEIGHTED
                                         AVERAGE                               MIN
                    PERFORMANCE         MATURITY         CREDIT QUALITY      CREDIT
  PORTFOLIO          BENCHMARK*       (APPROXIMATE)      CONCENTRATION       QUALITY
Short Gov't       Merrill 1-3 Year      3-5 Years         Gov't/Agency         AAA
 Bond              Treasury Index
Intermediate      Lehman Brothers      5-10 Years         Gov't/Agency         AAA
 Gov't Bond      Intermediate Gov't
Core Bond         Lehman Aggregate     5-10 Years       Investment Grade       BBB
                                                            Spectrum
Gov't Income     Lehman Mortgage/10    10-15 Years        Gov't/Agency         AAA
                   Year Treasury
International     Salomon Non-U.S.     5-15 Years           AA, AAA,           BBB
 Bond               Hedged World                          Gov't/Agency
               Government Bond Index
Tax-Free       Lehman Municipal Bond   10-15 Years      Investment Grade       BBB
 Income                Index                                Spectrum
PA Tax-Free                            10-15 Years      Investment Grade       BBB
 Income        Lehman Local GO Index                        Spectrum
NJ Tax-Free                            10-15 Years      Investment Grade       BBB
 Income        Lehman Local GO Index                        Spectrum

* For more information on a Portfolio's benchmark, see the Appendix at the back of this Prospectus.

What Types Of Securities Are In The Portfolios?
--------------------------------------------------------------------------------

Yes: The Portfolio will hold a significant concentration of these securities at all times.

Elig.: The Portfolio may purchase these securities, but they may or may not be a significant holding at a given time.

Temp.: The Portfolio may purchase these securities, but under normal market conditions is not expected to do so.

No:  The Portfolio may not purchase these securities.

                                             NON                    FOREIGN
                                           AGENCY/                SECURITIES/
                                   AGENCY COMMERCIAL               CURRENCY
               TREASURIES AGENCIES MBS/1/   MBS/1/   CORP. ABS/2/    RISK     MUNICIPALS
Short Gov't       Yes       Yes     Yes     Elig.    Elig. Elig.      No        Elig.
 Bond
Intermediate      Yes       Yes     Yes     Elig.     Yes  Elig.      No        Elig.
 Gov't Bond
Core Bond         Yes       Yes     Yes     Elig.     Yes   Yes       No        Elig.
Gov't Income      Yes       Yes     Yes     Elig.     Yes   Yes       No        Elig.
International    Elig.     Elig.   Elig.    Elig.    Elig. Elig.      Yes       Elig.
 Bond
Tax-Free         Temp.       No      No       No      No     No       No         Yes
 Income
PA Tax-Free      Temp.       No      No       No      No     No       No         Yes
 Income
NJ Tax-Free      Temp.       No      No       No      No     No       No         Yes
 Income

/1/ MBS = mortgage-backed securities
/2/ ABS = asset-backed securities

What Are The Portfolios' Fundamental Investment Limitations?
--------------------------------------------------------------------------------

A Portfolio's investment objective and policies may be changed by the Fund's Board of Trustees without shareholder approval. However, shareholders will be given at least 30 days notice before any such change. No assurance can be pro-vided that a Portfolio will achieve its investment objective.

Each Portfolio has also adopted certain fundamental investment limitations that may be changed only with the approval of a "majority of the outstanding shares of a Portfolio" (as defined in the Statement of Additional Information). Sev-eral of the Portfolios' fundamental investment policies, which are set forth in full in the Statement of Additional Information, are summarized below.

No Portfolio may:

(1) purchase securities (except U.S. Government securities) if more than 5% of its total assets will be invested in the securities of any one issuer, ex-cept that up to 25% of a Portfolio's total assets may be invested without regard to this 5% limitation;

(2) invest 25% or more of its total assets in one or more issuers conducting their principal business activities in the same industry; and

(3) in the case of each Tax-Free Portfolio, invest less than 80% of its net as-sets in Municipal Obligations (as defined below), except during defensive periods or during periods of unusual market conditions.

Restriction 1 does not apply to the State-Specific Tax-Free Portfolios. In-stead, as a non-fundamental investment restriction, each State-Specific Tax-Free Portfolio will not invest in securities (except U.S. Government securities and related repurchase agreements) that would cause, at the end of any tax quarter (plus any additional grace period), more than 5% of its total assets to be invested in securities of any one issuer, except that up to 50% of a Portfo-lio's total assets may be invested without regard to this limitation so long as no more than 25% of the Portfolio's total assets are invested in any one issuer (except U.S. Government securities and related repurchase agreements).

The investment limitations stated above are applied at the time investment se-curities are purchased.

In order to permit the sale of its shares in certain states, the Fund may make commitments more restrictive than the investment policies and limitations de-scribed in this Prospectus. If the Fund determines that any such commitment is no longer in the best interests of a Portfolio, it will revoke the commitment by terminating sales of shares of the Portfolio in the state involved.

What Additional Investment Policies Apply?
--------------------------------------------------------------------------------
INVESTMENT QUALITY. Securities acquired by the Short Government Bond Portfolio, Intermediate Government Bond Portfolio and Government Income Portfolio (the "Government Portfolios") will be rated in the highest rating category at the time of purchase or, if unrated, of comparable quality as determined by the Portfolios' sub-adviser. Securities acquired by the other Portfolios will be rated investment grade at the time of purchase (within the four highest voting categories by Standard & Poor's Ratings Group ("S&P"), Moody's Investors Serv-ice, Inc. ("Moody's"), Duff & Phelps Credit Co. or Fitch Investor Services, Inc.) or, if unrated, of comparable quality as determined by a Portfolio's sub-adviser. Securities rated "Baa" on "BBB" are generally considered to be invest-ment grade although they have speculative characteristics. If a security is re-duced below the minimum rating that is permitted for a Portfolio, the Portfo-lio's sub-adviser will consider whether the Portfolio should continue to hold the security.

INVESTMENT CONCENTRATION. Each Portfolio will normally invest at least 80% of the value of its total assets in debt securities. The Government Portfolios will invest at least 65% of their net assets in obligations issued or guaran-teed by the U.S. Government, its agencies or instrumentalities and related re-purchase agreements during normal market conditions. Under normal market condi-tions, the International Bond Portfolio will invest at least 65% of its net as-sets in the debt obligations of foreign issuers located in at least three dif-ferent foreign countries. The Pennsylvania Tax-Free Income Portfolio and New Jersey Tax-Free Income Portfolio (the "State-Specific Tax-Free Portfolios") and the Tax-Free Income Portfolio (together with the "State-Specific Tax-Free Port-folios," the "Tax-Free Portfolios") will invest, during normal market condi-tions, at least 80% of their net assets in obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their political sub-divisions, agencies, instrumentalities and au-thorities and related tax-exempt derivative securities ("Municipal Obliga-tions") the interest on which is exempt from regular Federal income tax and is not an item of tax preference for purposes of the Federal alternative minimum tax. In addition, each State-Specific Tax-Free Portfolio intends to invest at least 65% of its net assets in Municipal Obligations of issuers located in the particular state indicated by its name. The Tax-Free Income Portfolio intends to invest less than 25% of its net assets in Municipal Obligations of issuers located in the same state. During temporary defensive periods each Tax-Free Portfolio may invest without limitation in securities that are not Municipal Obligations and may hold without limitation uninvested cash reserves.

FOREIGN INVESTMENTS. The International Bond Portfolio will invest primarily in foreign securities and currencies. Investing in securities of foreign issuers involves considerations not typically associated with investing in securities of companies organized and operated in the United States. Because foreign secu-rities generally are denominated and pay dividends or interest in foreign cur-rencies, the value of a Portfolio that invests in foreign securities will be affected favorably or unfavorably by changes in currency exchange rates.

A Portfolio's investments in foreign securities may also be adversely affected by changes in foreign political or social conditions, diplomatic relations, confiscatory taxation, expropriation, limitations on the removal of funds or assets, or imposition of (or change in) exchange control regulations. In addition, changes in government administra-tions or economic or monetary policies in the U.S. or abroad could result in appreciation or depreciation of portfolio securities and could favorably or ad-versely affect a Portfolio's operations. In general, less information is pub-licly available with respect to foreign issuers than is available with respect to U.S. companies. Most foreign companies are also not subject to the uniform accounting and financial reporting requirements applicable to issuers in the United States. While the volume of transactions effected on foreign stock ex-changes has increased in recent years, it remains appreciably below that of the New York Stock Exchange. Accordingly, a Portfolio's foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities in U.S. companies. In addition, there is generally less govern-ment supervision and regulation of securities exchanges, brokers and issuers in foreign countries than in the United States.

Foreign investments may include: (a) debt obligations issued or guaranteed by foreign sovereign governments or their agencies, authorities, instrumentalities or political subdivisions, including a foreign state, province or municipality;
(b) debt obligations of supranational organizations such as the World Bank, Asian Development Bank, European Investment Bank, and European Economic Commu-nity; (c) debt obligations of foreign banks and bank holding companies; (d) debt obligations of domestic banks and corporations issued in foreign curren-cies; (e) debt obligations denominated in the European Currency Unit (ECU); (f) foreign corporate debt securities and commercial paper; and (g) private place-ments. Such securities may include loan participations and assignments, con-vertible securities and zero-coupon securities.

To maintain greater flexibility, the International Bond Portfolio may invest in instruments which have the characteristics of futures contracts. Such instru-ments may take a variety of forms, such as debt securities with interest or principal payments determined by reference to the value of a currency or com-modity at a future point in time. The risks of such investments could reflect the risks of investing in futures, currencies and securities, including vola-tility and illiquidity.

The expense ratio of the International Bond Portfolio can be expected to be higher than those of Portfolios investing primarily in domestic securities. The costs attributable to investing abroad are usually higher for several reasons, such as higher investment research costs, higher foreign custody costs, higher commission costs and additional costs arising from delays in settlements of transactions involving foreign securities.

MUNICIPAL INVESTMENTS. The two principal classifications of Municipal Obliga-tions are "general obligation" securities and "revenue" securities. General ob-ligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue se-curities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being fi-nanced. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. Municipal Obligations may also in-clude

"moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

Also included within the general category of Municipal Obligations are partici-pation certificates in a lease, an installment purchase contract, or a condi-tional sales contract ("lease obligations") entered into by a state or politi-cal subdivision to finance the acquisition or construction of equipment, land, or facilities. Although lease obligations are not general obligations of the issuer for which the state or other governmental body's unlimited taxing power is pledged, certain lease obligations are backed by a covenant to appropriate money to make the lease obligation payments. However, under certain lease obli-gations, the state or governmental body has no obligation to make these pay-ments in future years unless money is appropriated on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, dis-position of the property in the event of foreclosure might prove difficult. These securities represent a relatively new type of financing that is not yet as marketable as more conventional securities.

Each Tax-Free Portfolio may invest up to 20% of its total assets in private ac-tivity bonds the interest on which is an item of tax preference for purposes of the Federal alternative minimum tax ("AMT Paper") when added together with any other taxable investments held by the Portfolio. In addition, each Tax-Free Portfolio may invest 25% or more of its net assets in Municipal Obligations the interest on which is paid solely from revenues of similar projects. To the ex-tent a Portfolio's assets are invested in Municipal Obligations payable from the revenues of similar projects or are invested in private activity bonds, the Portfolio will be subject to the peculiar risks presented by the laws and eco-nomic conditions relating to such projects and bonds to a greater extent than it would be if its assets were not so invested.

The Tax-Free Income Portfolio is classified as a diversified portfolio, and the State-Specific Tax-Free Portfolios are classified as non-diversified portfo-lios, under the 1940 Act. Investment returns on a non-diversified portfolio typically are dependent upon the performance of a smaller number of securities relative to the number held in a diversified portfolio. Consequently, the change in value of any one security may affect the overall value of a non-di-versified portfolio more than it would a diversified portfolio.

Each Tax-Free Portfolio may acquire "stand-by commitments" with respect to Mu-nicipal Obligations held by it. Under a stand-by commitment, a dealer agrees to purchase, at the Portfolio's option, specified Municipal Obligations at a spec-ified price. The acquisition of a stand-by commitment may increase the cost, and thereby reduce the yield, of the Municipal Obligations to which the commit-ment relates. Each Tax-Free Portfolio will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

The Tax-Free Portfolios may invest in tax-exempt derivative securities relating to Municipal Obligations, including tender option bonds, participations, bene-ficial interests in trusts and partnership interests. The amount of information regarding the financial condition of issuers of

Municipal Obligations may not be as extensive as that which is made available by public corporations and the secondary market for Municipal Obligations may be less liquid than that for taxable fixed-income securities. Accordingly, the ability of a Tax-Free Portfolio to buy and sell tax-exempt securities may, at any particular time and with respect to any particular securities, be limited.

Opinions relating to the validity of Municipal Obligations and to the exemption of interest thereon from Federal and state income tax are rendered by counsel to the respective issuers and sponsors of the obligations at the time of issu-ance. The Fund and its investment adviser and sub-adviser will rely on such opinions and will not review independently the underlying proceedings relating to the issuance of Municipal Obligations, the creation of any tax-exempt deriv-ative securities, or the bases for such opinions.

MORTGAGE-RELATED AND ASSET-BACKED SECURITIES. The Portfolios (except the Tax-Free Portfolios) may purchase securities that are secured or backed by mort-gages as well as other assets (e.g., automobile loans and credit card receiv-ables). These mortgage-related and asset-backed securities may be issued by the U.S. Government, the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC"), and private issuers such as commercial banks, financial companies, finance subsidiaries of industrial companies, savings and loan asso-ciations, mortgage banks and investment banks.

The Portfolios may acquire several types of mortgage-related securities, in-cluding guaranteed mortgage pass-through certificates, which provide the holder with a pro rata interest in the underlying mortgages, adjustable rate mortgage-related securities ("ARMs") and collateralized mortgage obligations ("CMOs"), which provide the holder with a specified interest in the cash flow of a pool of underlying mortgages or other mortgage-backed securities. Issuers of CMOs ordinarily elect to be taxed as pass-through entities known as real estate mortgage investment conduits ("REMICs"). CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final distribution date. The relative payment rights of the various CMO classes may be structured in a variety of ways.

Non-mortgage asset-backed securities involve certain risks that are not pre-sented by mortgage-related securities. Primarily, these securities do not have the benefit of the same security interest in the underlying collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and Federal consumer credit laws, many of which give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of ve-hicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. Therefore, there is a possibility that recoveries on repossessed collateral may not, in some cases, be able to support payments on these securities.

The yield characteristics of mortgage-related and asset-backed securities dif-fer from traditional debt securities. A major difference is that the principal amount of the obligations may be prepaid at any time because the underlying as-sets (i.e., loans) generally may be prepaid at any time. As a result, if a mortgage-related or asset-backed security is purchased at a premium, a prepay-ment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if one of these securities is pur-chased at a discount, faster than expected prepayments will increase, while slower than expected prepayments will decrease, yield to maturity. In calculat-ing the average weighted maturity of a Portfolio, the maturity of mortgage-re-lated and asset-backed securities will be based on estimates of average life which take prepayments into account.

Prepayments on mortgage-related and asset-backed securities generally increase with falling interest rates and decrease with rising interest rates; further-more, prepayment rates are influenced by a variety of economic and social fac-tors. In general, the collateral supporting non-mortgage asset-backed securi-ties is of shorter maturity than mortgage loans and is less likely to experi-ence substantial prepayments. Like other fixed income securities, when interest rates rise the value of a mortgage-related or asset-backed security generally will decline; however, when interest rates decline, the value of these securi-ties that have prepayment features may not increase as much as that of other fixed income securities.

STRIPPED AND ZERO COUPON OBLIGATIONS. To the extent consistent with their in-vestment objectives, the Portfolios may purchase Treasury receipts and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government and other obliga-tions. These participations, which may be issued by the U.S. Government (or a U.S. Government agency or instrumentality) or by private issuers such as banks and other institutions, are issued at a discount to their "face value," and may include stripped mortgage-backed securities ("SMBS"). Stripped securities, par-ticularly SMBSs, may exhibit greater price volatility than ordinary debt secu-rities because of the manner in which their principal and interest are returned to investors. The International Bond Portfolio also may purchase "stripped" se-curities that evidence ownership in the future interest payments or principal payments on obligations of foreign governments.

SMBSs are usually structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mort-gage-backed obligations. A common type of SMBS will have one class receiving all of the interest, while the other class receives all of the principal. How-ever, in some cases, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying obligations experience greater than anticipated prepayments of principal, a Portfolio may fail to fully recoup its initial investment. The market value of SMBS can be extremely volatile in response to changes in interest rates. The yields on a class of SMBS that re-ceives all or most of the interest are generally higher than prevailing market yields on other mortgage-related obligations because their cash flow patterns are also volatile and there is a greater risk that the initial investment will not be fully recouped.

SMBSs issued by the U.S. Government (or a U.S. Government agency or instrumen-tality) may be considered liquid under guidelines established by the Fund's Board of Trustees if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of a Port-folio's per share net asset value.

Each Portfolio may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than debt obligations which provide for regular interest payments.

CORPORATE AND BANK OBLIGATIONS. To the extent consistent with their respective investment objectives, the Portfolios (except the Tax-Free Portfolios) may in-vest in debt obligations of domestic or foreign corporations and banks, and may acquire commercial obligations issued by Canadian corporations and Canadian counterparts of U.S. corporations, as well as Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer. Bank obligations may include certificates of deposit, notes, bankers' acceptances and fixed time deposits. These obligations may be general obligations of the parent bank or may be lim-ited to the issuing branch or subsidiary by the terms of a specific obligation or by government regulation. The Portfolios may also make interest-bearing sav-ings deposits in commercial and savings banks in amounts not in excess of 5% of their respective total assets. For purposes of determining the permissibility of an investment in bank obligations, the total assets of a bank are determined on the basis of the bank's most recent annual financial statements.

U.S. GOVERNMENT OBLIGATIONS. Treasury obligations differ only in their interest rates, maturities and times of issuance. Obligations of certain agencies and instrumentalities of the U.S. Government such as the GNMA are supported by the United States' full faith and credit; others such as those of the FNMA and the Student Loan Marketing Association are supported by the right of the issuer to borrow from the Treasury; others such as those of the Federal Farm Credit Banks or the FHLMC are supported only by the credit of the instrumentality. No assur-ance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law.

INTEREST RATE AND CURRENCY TRANSACTIONS. The Portfolios may enter into interest rate swaps and may purchase or sell interest rate caps and floors. The Portfo-lios expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their holdings, as a duration management technique or to protect against an increase in the price of securi-ties a Portfolio anticipates purchasing at a later date. The Portfolios intend to use these transactions as a hedge and not as a speculative investment.

Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a prede-termined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor.

In addition, the International Bond Portfolio may engage in foreign currency exchange transactions to protect against uncertainty in the level of future ex-change rates. The Portfolio may engage in foreign currency exchange transac-tions in connection with the purchase and sale of portfolio securities (trans-action hedging) and to protect the value of specific portfolio positions (posi-tion hedging). The Portfolio may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency, and may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts (futures contracts). The Portfolio may also purchase ex-change-listed and over-the-counter call and put options on futures contracts and on foreign currencies, and may write covered call options on up to 100% of the currencies in its portfolio. In order to protect against currency fluctua-tions, the International Bond Portfolio may enter into currency swaps. Currency swaps involve the exchange of the rights of the Portfolio and another party to make or receive payments in specified currencies.

OPTIONS AND FUTURES CONTRACTS. To the extent consistent with its investment ob-jective, each Portfolio may write covered call options, buy put options, buy call options and write secured put options for the purpose of hedging or earn-ing additional income, which may be deemed speculative or, with respect to the International Bond Portfolio, cross-hedging. These options may relate to par-ticular securities, financial instruments, foreign currencies, securities indi-ces or the yield differential between two securities, and may or may not be listed on a securities exchange and may or may not be issued by the Options Clearing Corporation. A Portfolio will not purchase put and call options where the aggregate premiums on outstanding options exceed 5% of its net assets at the time of purchase, and will not write options on more than 25% of the value of its net assets (measured at the time an option is written). Options trading is a highly specialized activity that entails greater than ordinary investment risks. In addition, unlisted options are not subject to the protections af-forded purchasers of listed options issued by the Options Clearing Corporation, which performs the obligations of its members if they default.

To the extent consistent with its investment objective, each Portfolio may also invest in futures contracts and options on futures contracts for hedging pur-poses or to maintain liquidity. The value of a Portfolio's contracts may equal or exceed 100% of the Fund's total assets, although a Portfolio will not pur-chase or sell a futures contract unless immediately afterwards the aggregate amount of margin deposits on its existing futures positions plus the amount of premiums paid for related futures options is 5% or less of its net assets.

Futures contracts obligate a Portfolio, at maturity, to take or make delivery of certain securities, the cash value of a securities index or a stated quan-tity of a foreign currency. A Portfolio may sell a futures contract in order to offset an expected decrease in the value of its portfolio positions that might otherwise result from a market decline or currency exchange fluctuation. A Portfolio may do so either to hedge the value of its securities portfolio as a whole, or to protect against declines occurring prior to sales of securities in the value of the se-curities to be sold. In addition, a Portfolio may utilize futures contracts in anticipation of changes in the composition of its holdings or in currency ex-change rates.

A Portfolio may purchase and sell call and put options on futures contracts traded on an exchange or board of trade. When a Portfolio purchases an option on a futures contract, it has the right to assume a position as a purchaser or a seller of a futures contract at a specified exercise price during the option period. When Portfolio sells an option on a futures contract, it becomes obli-gated to sell or buy a futures contract if the option is exercised. In connec-tion with a Portfolio's position in a futures contract or related option, the Fund will create a segregated account of liquid high grade assets or will oth-erwise cover its position in accordance with applicable SEC requirements.

The primary risks associated with the use of futures contracts and options are
(a) the imperfect correlation between the change in market value of the instru-ments held by a Portfolio and the price of the futures contract or option; (b) possible lack of a liquid secondary market for a futures contract and the re-sulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; and (d) a sub-adviser's inability to predict correctly the direction of securities pric-es, interest rates, currency exchange rates and other economic factors. For further discussion of risks involved with domestic and foreign futures and op-tions, see Appendix B in the Statement of Additional Information.

The Fund intends to comply with the regulations of the Commodity Futures Trad-ing Commission exempting the Portfolios from registration as a "commodity pool operator."

GUARANTEED INVESTMENT CONTRACTS. The Portfolios may make limited investments in guaranteed investment contracts ("GICs") issued by highly rated U.S. insurance companies. Under these contracts, a Portfolio makes cash contributions to a de-posit fund of the insurance company's general account. The insurance company then credits to the Portfolio, on a monthly basis, interest which is based on an index (such as the Salomon Brothers CD Index), but is guaranteed not to be less than a certain minimum rate. Each Portfolio does not expect to invest more than 5% of its net assets in GICs at any time during the current fiscal year.

SECURITIES LENDING. A Portfolio may seek additional income by lending securi-ties on a short-term basis. The securities lending agreements will require that the loans be secured by collateral in cash, U.S. Government securities or ir-revocable bank letters of credit maintained on a current basis equal in value to at least the market value of the loaned securities. A Portfolio may not make such loans in excess of 33 1/3% of the value of its total assets. Securities loans involve risks of delay in receiving additional collateral or in recover-ing the loaned securities, or possibly loss of rights in the collateral if the borrower of the securities becomes insolvent.

VARIABLE AND FLOATING RATE INSTRUMENTS. The Portfolios may purchase rated and unrated variable and floating rate instruments. These instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. The Portfolios may invest up to 10% of their total assets in leveraged inverse floating rate debt instruments ("inverse floaters"). The interest rate of an inverse floater resets in the opposite direction from the market rate of interest to which it is indexed. An inverse floater may be con-sidered to be leveraged to the extent that its interest rate varies by a magni-tude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Issuers of unrated variable and floating rate instruments must satisfy the same criteria as set forth above for a Portfolio. The absence of an active secondary market with respect to particu-lar variable and floating rate instruments, however, could make it difficult for the Portfolio to dispose of a variable or floating rate instrument if the issuer defaulted on its payment obligation or during periods when the Portfolio is not entitled to exercise its demand rights.

REPURCHASE AGREEMENTS. Each Portfolio may agree to purchase debt securities from financial institutions subject to the seller's agreement to repurchase them at an agreed upon time and price ("repurchase agreements"). Repurchase agreements are, in substance, loans. Default by or bankruptcy of a seller would expose a Portfolio to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying obligations.

REVERSE REPURCHASE AGREEMENTS AND OTHER BORROWINGS. Each Portfolio is autho-rized to make limited borrowings. If the securities held by a Portfolio should decline in value while borrowings are outstanding, the net asset value of the Portfolio's outstanding shares will decline in value by proportionately more than the decline in value suffered by the Portfolio's securities. Borrowings may be made through reverse repurchase agreements under which a Portfolio sells portfolio securities to financial institutions such as banks and broker-dealers and agrees to repurchase them at a particular date and price. The Portfolios may use the proceeds of reverse repurchase agreements to purchase other securi-ties either maturing, or under an agreement to resell, on a date simultaneous with or prior to the expiration of the reverse repurchase agreement. The Port-folios (except the Tax-Free Portfolios) may use reverse repurchase agreements when it is anticipated that the interest income to be earned from the invest-ment of the proceeds of the transaction is greater than the interest expense of the transaction. This use of reverse repurchase agreements may be regarded as leveraging and, therefore, speculative. Reverse repurchase agreements involve the risks that the interest income earned in the investment of the proceeds will be less than the interest expense, that the market value of the securities sold by a Portfolio may decline below the price of the securities the Portfolio is obligated to repurchase and that the securities may not be returned to the Portfolio. During the time a reverse repurchase agreement is outstanding, a Portfolio will maintain a segregated account with the Fund's custodian contain-ing cash, U.S. Government or other appropriate liquid high-grade debt securi-ties having a value at least equal to the repurchase price. A Portfolio's re-verse repurchase agreements, together with any other borrowings, will not ex-ceed, in the aggregate, 33 1/3% of the value of its total assets. In addition, a Portfolio (except the Tax-Free Portfolios) may borrow up to an additional 5% of its total assets for temporary purposes.

INVESTMENT COMPANIES. Each Portfolio may invest in securities issued by other investment companies within the limits prescribed by the 1940 Act. As a share-holder of another investment company, a Portfolio would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These ex-penses would be in addition to the advisory and other expenses that each Port-folio bears directly in connection with its own operations.

ILLIQUID SECURITIES. No Portfolio will knowingly invest more than 15% of the value of its net assets in securities that are illiquid. GICs, variable and floating rate instruments that cannot be disposed of within seven days, and re-purchase agreements and time deposits that do not provide for payment within seven days after notice, without taking a reduced price, are subject to this 15% limit. Each Portfolio may purchase securities which are not registered un-der the Securities Act of 1933 (the "1933 Act") but which can be sold to "qual-ified institutional buyers" in accordance with Rule 144A under the 1933 Act. Any such security will not be considered illiquid so long as it is determined by a Portfolio's sub-adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that security. This in-vestment practice could have the effect of increasing the level of illiquidity in a Portfolio during any period that qualified institutional buyers become un-interested in purchasing these restricted securities.

WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS. Each Portfolio may purchase se-curities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transactions involve a commitment by a Port-folio to purchase or sell particular securities with payment and delivery tak-ing place at a future date (perhaps one or two months later), and permit a Portfolio to lock in a price or yield on a security that it owns or intends to purchase, regardless of future changes in interest rates. When-issued and for-ward commitment transactions involve the risk, however, that the price or yield obtained in a transaction may be less favorable than the price or yield avail-able in the market when the securities delivery takes place. Each Portfolio's when-issued purchases and forward commitments are not expected to exceed 25% of the value of its total assets absent unusual market conditions.

DOLLAR ROLL TRANSACTIONS. To take advantage of attractive opportunities in the mortgage market and to enhance current income, each Portfolio (except the Tax-Free Portfolios) may enter into dollar roll transactions. A dollar roll trans-action involves a sale by the Portfolio of a mortgage-backed or other security concurrently with an agreement by the Portfolio to repurchase a similar secu-rity at a later date at an agreed-upon price. The securities that are repur-chased will bear the same interest rate and stated maturity as those sold, but pools of mortgages collateralizing such securities may have different prepay-ment histories than those sold. During the period between the sale and repur-chase, a Portfolio will not be entitled to receive interest and principal pay-ments on the securities sold. Proceeds of the sale will be invested in addi-tional instruments for the Portfolio, and the income from these investments will generate income for the Portfolio. If such income does not exceed the in-come, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of a Portfolio compared with what the per-formance would have been without the use of dollar rolls. At the time that a Portfolio enters into a dollar roll transaction, it will place in a segregated account maintained with its custodian cash, U.S. Government securities or other liquid high grade debt obligations having a value equal to the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that its value is maintained. A Portfolio's dollar rolls, together with its reverse repurchase agreements and other borrowings, will not exceed, in the aggregate, 33 1/3% of the value of its total assets.

Dollar roll transactions involve the risk that the market value of the securi-ties a Portfolio is required to purchase may decline below the agreed upon re-purchase price of those securities. If the broker/dealer to whom a Portfolio sells securities becomes insolvent, the Portfolio's right to purchase or repur-chase securities may be restricted and the instruments which the Portfolio is required to repurchase may be worth less than an instrument which the Portfolio originally held when the Portfolio is able to complete the purchase. Successful use of mortgage dollar rolls may depend upon a sub-adviser's ability to cor-rectly predict interest rates and prepayments. There is no assurance that dol-lar rolls can be successfully employed.

SHORT SALES. The Portfolios may only make short sales of securities "against-the-box." A short sale is a transaction in which a Portfolio sells a security it does not own in anticipation that the market price of that security will de-cline. The Portfolios may make short sales both as a form of hedging to offset potential declines in long positions in similar securities and in order to maintain portfolio flexibility. In a short sale "against-the-box," at the time of sale, the Portfolio owns or has the immediate and unconditional right to ac-quire the identical security at no additional cost. When selling short "against-the-box," a Portfolio forgoes an opportunity for capital appreciation in the security.

PORTFOLIO TURNOVER RATES. Under normal market conditions it is expected that the annual portfolio turnover rate for the Government Income Portfolio will not exceed 300%. The past portfolio turnover rates of the other Portfolios are set forth above under "What Are the Portfolios' Financial Highlights?" A Portfo-lio's annual portfolio turnover rate will not, however, be a factor preventing a sale or purchase when the sub-adviser believes investment considerations war-rant such sale or purchase. Portfolio turnover may vary greatly from year to year as well as within a particular year. High portfolio turnover rates will generally result in higher transaction costs to a Portfolio.

INTEREST RATE RISK. The value of fixed income securities in the Portfolios can be expected to vary inversely with changes in prevailing interest rates. Fixed income securities with longer maturities, which tend to produce higher yields, are subject to potentially greater capital appreciation and depreciation than securities with shorter maturities. The Portfolios are not restricted to any maximum or minimum time to maturity in purchasing individual portfolio securi-ties, and the average maturity of a Portfolio's assets will vary within the limits stated above under "What Are the Differences Among the Portfolios?" based upon its sub-adviser's assessment of economic and market conditions.

STATE-SPECIFIC TAX-FREE PORTFOLIOS-ADDITIONAL RISK CONSIDERATIONS. The concen-tration of investments by the State-Specific Tax-Free Portfolios in state-spe-cific Municipal Obligations raises special investment considerations. In par-ticular, changes in the economic condition and governmental policies of a state and its political subdivisions could adversely affect the value of a Portfo-lio's shares. Certain matters relating to the states in which the State-Spe-cific Tax-Free Portfolios invest are described below. For further information, see "Special Considerations Regarding State-Specific Municipal Obligations" in the Statement of Additional Information.

Pennsylvania. Although the General Fund of the Commonwealth (the principal op-erating fund of the Commonwealth) experienced deficits in fiscal 1990 and 1991, tax increases and spending decreases resulted in surpluses the following three years; as of June 30, 1994, the General Fund had a surplus of $892.9 million. The deficit in the Commonwealth's unreserved/ undesignated funds also have been eliminated, and there was a surplus of $79.2 million as of June 30, 1994. Ris-ing unemployment, a relatively high proportion of persons 65 and older in the Commonwealth and court ordered increases in healthcare reimbursement rates place increased pressures on the tax resources of the Commonwealth and its mu-nicipalities. The Commonwealth has sold a substantial amount of bonds over the past several years, but the debt burden remains moderate. The recession has af-fected Pennsylvania's economic base, with income and job growth at levels below national averages. Employment growth has shifted to the trade and service sec-tors, with losses in more high-paid manufacturing positions. A new governor took office in January, 1995, but the Commonwealth is likely to continue to show fiscal restraint.

New Jersey. The State of New Jersey generally has a diversified economic base consisting of, among others, commerce and service industries, selective commer-cial agriculture, insurance, tourism, petroleum refining and manufacturing, al-though New Jersey's manufacturing industry has experienced a downward trend in the last few years. New Jersey is a major recipient of Federal assistance and, of all the states, is among the highest in the amount of Federal aid received. Therefore, a decrease in Federal financial assistance may adversely affect the financial condition of New Jersey and its political subdivisions and instrumen-talities. While New Jersey's economic base has become more diversified over time and thus its economy appears to be less vulnerable during recessionary pe-riods, a recurrence of high levels of unemployment could adversely affect New Jersey's overall economy and the ability of New Jersey and its political subdi-visions and instrumentalities to meet their financial obligations. In addition, New Jersey maintains a balanced budget which restricts total appropriation in-creases to only 5% annually with respect to any municipality or county, the balanced budget plan may actually adversely affect a particular municipality's or county's ability to repay its obligations.

Who Manages The Fund?
--------------------------------------------------------------------------------

BOARD OF TRUSTEES
              The business and affairs of the Fund are managed under the di-rection of its Board of Trustees. The following individuals were elected by shareholders on January 4, 1996 to serve as trustees of Compass Capital Funds:

               William O. Albertini--Executive Vice President and Chief Finan-cial Officer of Bell Atlantic Corporation.

               Raymond J. Clark--Treasurer of Princeton University.

               Robert M. Hernandez--Vice Chairman and Chief Financial Officer of USX Corporation.

               Anthony M. Santomero--Deputy Dean of The Wharton School, Uni-versity of Pennsylvania.

               David R. Wilmerding, Jr.--President of Gates, Wilmerding, Carper & Rawlings, Inc.

ADVISER AND   The Adviser to the COMPASS CAPITAL FUNDS is PNC Asset Management
SUB-ADVISERS  Group ("PAMG"). Each of the Portfolios within the Compass Capi-
              tal Fund family, except the International Bond Portfolio, is managed by a specialized portfolio manager who is a member of PAMG's fixed income portfolio management subsidiary, BlackRock
              Financial Management, Inc. ("BlackRock"). The sub-adviser of the
              International Bond Portfolio is Morgan Grenfell Investment Serv-ices Limited ("Morgan Grenfell").

              The eight portfolios and their investment sub-advisers and port-folio managers are as follows:

                             INVESTMENT
COMPASS CAPITAL PORTFOLIO   SUB-ADVISER            PORTFOLIO MANAGER
-------------------------  -------------- ------------------------------------
Short Government Bond      BlackRock(/1/) Robert S. Kapito; Vice Chairman of
                                          BlackRock since 1988; Portfolio co-
                                          manager since its inception.
                                          Michael P. Lustig; Vice President of
                                          BlackRock since 1989; Portfolio co-
                                          manager since 1994.
                                          Scott Amero; Managing Director of
                                          BlackRock since 1990; Portfolio co-
                                          manager since its inception.

                                INVESTMENT
COMPASS CAPITAL PORTFOLIO      SUB-ADVISER               PORTFOLIO MANAGER
-------------------------  -------------------- ------------------------------------
Intermediate Government          BlackRock(/1/) Robert S. Kapito, Michael P. Lustig
 Bond                                           and Scott Amero (see above); Messrs.
                                                Kapito, Lustig and Amero have been
                                                Portfolio co-managers since 1995.
Core Bond                        BlackRock(/1/) Scott Amero (see above); Mr. Amero
                                                has been Portfolio manager since its
                                                inception.
Government Income                BlackRock(/1/) Robert S. Kapito, Michael P. Lustig
                                                and Scott Amero (see above); Messrs.
                                                Kapito, Lustig and Amero have been
                                                Portfolio co-managers since 1995.
International Bond         Morgan Grenfell(/2/) Martin A. Hall; Director of Morgan
                                                Grenfell since 1991; Portfolio
                                                manager since 1991.
Tax-Free Income                  BlackRock(/1/) Kevin Klingert; portfolio manager at
                                                BlackRock since 1991; prior to
                                                joining BlackRock, Assistant Vice
                                                President, Merrill, Lynch, Pierce,
                                                Fenner & Smith; Portfolio manager
                                                since 1995.
Pennsylvania Tax-Free            BlackRock(/1/) Kevin Klingert (see above);
 Income                                         Portfolio manager since 1995.
New Jersey Tax-Free              BlackRock(/1/) Kevin Klingert (see above);
 Income                                         Portfolio manager since 1995.

(1) BlackRock has its primary offices at 345 Park Avenue, New York, New York 10154.
(2) Morgan Grenfell has its primary offices at 20 Finsbury Circus, London ECZM, 1NB England.

                PAMG was organized in 1994 to perform advisory services for investment companies, and has its principal offices at 1835 Market Street, Philadelphia, Pennsylvania 19103. PAMG is an indirect wholly-owned subsidiary of PNC Bank Corp., a multi-bank holding company. Morgan
                Grenfell is an indirect wholly-owned subsidiary of Deutsche Bank, A.G., a German financial services conglomerate.

                For their investment advisory and sub-advisory services, PAMG and the Portfolios' sub-advisers are entitled to fees, com-puted daily on a Portfolio-by-Portfolio basis and payable monthly, at the maximum annual rates set forth below. As stated under "What Are the Expenses of the Portfolios?" PAMG and the sub-advisers intend to waive a portion of their fees during the current fiscal year. All sub-advisory fees are paid by PAMG, and do not represent an extra charge to the Portfo-lios.

              MAXIMUM ANNUAL CONTRACTUAL FEE RATE (BEFORE WAIVERS)

                              EACH PORTFOLIO
                         EXCEPT THE INTERNATIONAL
                              BOND PORTFOLIO       INTERNATIONAL BOND PORTFOLIO
                         ------------------------- ---------------------------------
AVERAGE DAILY NET         INVESTMENT  SUB-ADVISORY   INVESTMENT        SUB-ADVISORY
ASSETS                   ADVISORY FEE     FEE       ADVISORY FEE           FEE
-----------------        ------------ ------------ --------------     --------------
first $1 billion             .50%         .35%          .55%               .40%
$1 billion--$2 billion       .45          .30           .50                .35
$2 billion--$3 billion       .425         .275          .475               .325
greater than $3 billion      .40          .25           .45                .30

              For their last fiscal years, the Portfolios paid investment ad-visory fees at the following annual rates (expressed as a per-centage of average daily net assets) after voluntary fee waiv-ers: Short Government Bond Portfolio, .30%; Intermediate Govern-ment Bond Portfolio, .20%; Core Bond Portfolio, .35%; Government Income Portfolio, 0%; International Bond Portfolio, .80%; Tax-Free Income Portfolio, 0%; Pennsylvania Tax-Free Income Portfo-lio, .27%; and New Jersey Tax-Free Income Portfolio, .60%.

              Brokerage transactions for the Portfolios may be directed through registered broker/dealers who have entered into dealer agreements with Compass Capital's distributor, subject to the requirements of best execution.

ADMINISTRATORSCompass Capital Group, Inc. ("CCG"), PFPC Inc. ("PFPC") and Com-
              pass Distributors, Inc. ("CDI") (the "Administrators") serve as the Fund's co-administrators. CCG and PFPC are indirect wholly-owned subsidiaries of PNC Bank Corp. CDI is a wholly-owned sub-sidiary of Provident Distributors, Inc. ("PDI"). A majority of the outstanding stock of PDI is owned by its officers and the remaining outstanding stock is owned by Pennsylvania Merchant Group Ltd.

              The Administrators generally assist the Fund in all aspects of its administration and operation, including matters relating to the maintenance of financial records and fund accounting. As compensation for these services, CCG is entitled to receive a fee, computed daily and payable monthly, at an annual rate of .03% of each Portfolio's average daily net assets, and PFPC and CDI are entitled to receive a combined fee, computed daily and payable monthly, at an annual rate of .20% of the first $500 million of each Portfolio's average daily net assets, .18% of the next $500 million of each Portfolio's average daily net as-sets, .16% of the next $1 billion of each Portfolio's average daily net assets and .15% of each Portfolio's average daily net assets in excess of $2 billion. From time to time the Administrators may waive some or all of their administration fees from a Portfolio.

                For information about the operating expenses the Portfolios expect to pay for the current fiscal year, see "What Are the Expenses of the Portfolios?"

TRANSFER        PNC Bank serves as the Portfolios' custodian and PFPC serves
AGENT,          as their transfer agent and dividend disbursing agent.
DIVIDEND
DISBURSING
AGENT AND
CUSTODIAN


DISTRIBUTION
AND SERVICE
PLAN
                Under the Fund's Distribution and Service Plan (the "Plan"), Investor C Shares of the Portfolios bear the expense of pay-ments ("distribution fees") made to CDI, as the Fund's dis-tributor (the "Distributor"), or affiliates of PNC Bank, Na-tional Association ("PNC Bank") for distribution and sales support services. The distribution fees will be used primarily to compensate the Distributor for distribution services and to compensate the Distributor and PNC Bank affiliates for sales support services provided in connection with the offering and sale of Investor C Shares. The distribution fees may also be used to reimburse the Distributor and PNC Bank affiliates for related expenses, including payments to brokers, dealers, fi-nancial institutions and industry professionals ("Service Or-ganizations") for sales support services and related expenses. Distribution fees payable under the Plan will not exceed .75% (annualized) of the average daily net asset value of each Portfolio's outstanding Investor C Shares. Payments under the Plan are not tied directly to out-of-pocket expenses and therefore may be used by the recipients as they choose (for example, to defray their overhead expenses).

                Under the Plan, the Fund intends to enter into service agree-ments with Service Organizations (including PNC Bank and its affiliates) with respect to Investor C Shares pursuant to which Service Organizations will render certain support serv-ices to their customers who are the beneficial owners of In-vestor C Shares. In consideration for a shareholder servicing fee of up to .25% (annualized) of the average daily net asset value of Investor C Shares owned by their customers, Service Organizations may provide one or more of the following servic-es: responding to customer inquiries relating to the services performed by the Service Organization and to customer inqui-ries concerning their investments in Investor C Shares; pro-viding information periodically to customers showing their po-sitions in Investor C Shares; and other similar shareholder liaison services. In consideration for a separate shareholder processing fee of up to .15% (annualized) of the average daily net asset value of Investor C Shares owned by their customers, Service Or-ganizations may provide one or more of these additional services to such customers: processing purchase and redemption requests from customers and placing orders with the Fund's transfer agent or the Distributor; processing dividend payments from the Fund on behalf of customers; providing sub-accounting with respect to Investor C Shares beneficially owned by customers or the infor-mation necessary for sub-accounting; and other similar services.

              Service Organizations may charge their clients additional fees for account services. Customers who are beneficial owners of In-vestor C Shares should read this Prospectus in light of the terms and fees governing their accounts with Service Organiza-tions.

              The Glass-Steagall Act and other applicable laws, among other things, prohibit banks from engaging in the business of under-writing securities. It is intended that the services provided by Service Organizations under their service agreements will not be prohibited under these laws. However, state securities laws may differ from the interpretations of Federal law on this issue, and banks and financial institutions may be required to register as dealers pursuant to state law.

EXPENSES Expenses are deducted from the total income of each Portfolio before dividends and distributions are paid. Expenses include, but are not limited to, fees paid to PAMG and the Administra-tors, transfer agency and custodian fees, trustee fees, taxes, interest, professional fees, shareholder servicing and process-ing fees, fees and expenses in registering and qualifying the Portfolios and their shares for distribution under Federal and state securities laws, expenses of preparing prospectuses and statements of additional information and of printing and dis-tributing prospectuses and statements of additional information to existing shareholders, expenses relating to shareholder re-ports, shareholder meetings and proxy solicitations, insurance premiums, the expense of independent pricing services, and other expenses which are not expressly assumed by PAMG or the Fund's service providers under their agreements with the Fund. Any gen-eral expenses of the Fund that do not belong to a particular in-vestment portfolio will be allocated among all investment port-folios by or under the direction of the Board of Trustees in a manner the Board determines to be fair and equitable.

What Pricing Options Are Available To Investors?
--------------------------------------------------------------------------------

                The Bond Portfolios of Compass Capital Funds offer different pricing options to investors in the form of different share classes. The Investor C Share pricing option is described be-low:

                C SHARES (LEVEL LOAD)
                 Contingent deferred sales charge (CDSC) of 1.00% if shares are redeemed within 18 months of purchase

 Investor C Shares of all Portfolios:

  Maximum Front-End Sales Charge           0.00%
  12b-1 Fee                                0.75%
  CDSC (Redemption Charge)                 1.00%
                                  (If redeemed within 18
                                   months of purchase)

                The Fund also offers two additional pricing options for shares of the Portfolios--Investor A Shares (which are sold with a front-end load) and Investor B Shares (which are subject to a back-end load if redeemed within six years of purchase). C Shares may make sense for shorter term (relative to both B Shares and A Shares) investors who prefer to pay for profes-sional investment advice on an ongoing basis (asset-based sales charge) rather than with a traditional, one-time front-end sales charge. Such investors may plan to make substantial redemptions within 6 years of purchase. For more information on A Shares and B Shares of the Portfolios, call (800) 441-7762.

                Investors wishing to purchase or redeem shares of the Portfo-lios may do so either by mailing the investment application attached to this Prospectus along with a check or by wiring money as specified below.

How Are Shares Purchased?
--------------------------------------------------------------------------------

GENERAL. Initial and subsequent purchase orders may be placed through securi-ties brokers, dealers or financial institutions ("brokers"), or the transfer agent. Generally, individual investors will purchase Investor C Shares through a broker who will then transmit the purchase order directly to the transfer agent.

The minimum investment for the initial purchase of shares is $500; there is a $100 minimum for subsequent investments. Purchases through the Automatic In-vestment Plan described below are subject to a lower initial purchase minimum. In addition, the minimum initial investment for employees of the Fund, the Fund's investment adviser, sub-advisers, Distributor or transfer agent or em-ployees of their affiliates is $100.

PURCHASES THROUGH BROKERS. Shares of the Portfolios may be purchased through brokers which have entered into dealer agreements with the Distributor. Pur-chase orders received by a broker and transmitted to the transfer agent before the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time) on a Business Day will be effected at the net asset value determined that day, plus any applicable sales charge. Payment for an order may be made by the broker in Federal funds or other funds immediately available to the Portfolios' custodian no later than 4:00 p.m. (Eastern time) on the third Business Day following receipt of the purchase order.

It is the responsibility of brokers to transmit purchase orders and payment on a timely basis. If payment is not received within the period described above, the order will be canceled, notice thereof will be given, and the broker and its customers will be responsible for any loss to the Fund or its shareholders. Orders of less than $500 may be mailed by a broker to the transfer agent.

PURCHASES THROUGH THE TRANSFER AGENT. Investors may also purchase Investor C Shares by completing and signing the Account Application Form and mailing it to the transfer agent, together with a check in at least the minimum initial pur-chase amount payable to Compass Capital Funds. An Account Application Form may be obtained by calling (800) 441-7762. The name of the Portfolio with respect to which shares are purchased must also appear on the check or Federal Reserve Draft. Investors may also wire Federal funds in connection with the purchase of shares. The wire instructions must include the name of the Portfolio, specify the class of Investor Shares, and include the name of the account registration and the shareholder account number. Before wiring any funds, an investor must call PFPC at (800) 441-7762 in order to confirm the wire instructions. Purchase orders which are received by PFPC, together with payment, before the close of regular trading hours on the New York Stock Exchange (currently 4:00 p.m. East-ern time) on any Business Day (as defined below) are priced at the applicable net asset value next determined on that day.

OTHER PURCHASE INFORMATION. Shares of each Portfolio are sold on a continuous basis by CDI as the Distributor. CDI maintains its principal offices at 259 Radnor-Chester Road, Suite 120, Radnor, Pennsylvania 19087. Purchases may be effected on weekdays on which both the New York Stock Exchange and the Federal Reserve Bank of Philadelphia are open for business (a "Business Day"). Payment for orders which are not received or accepted will be returned after prompt in-quiry. The issuance of shares is recorded on the books of the Fund. No certifi-cates will be issued for shares. Payments for shares of a Portfolio may, in the discretion of the Fund's investment adviser, be made in the form of securities that are permissible investments for that Portfolio. Compass Capital reserves the right to reject any purchase order or to waive the minimum initial invest-ment requirement.

How Are Shares Redeemed?
--------------------------------------------------------------------------------

REDEMPTION. Shareholders may redeem their shares for cash at any time. A writ-ten redemption request in proper form must be sent directly to Compass Capital Funds c/o PFPC, P.O. Box 8907, Wilmington, Delaware 19899-8907. Except for the contingent deferred sales charge that may be charged with respect to Investor C Shares, there is no charge for a redemption. Shareholders may also place re-demption requests through a broker or other institution, which may charge a fee for this service.

WHEN REDEEMING SHARES IN THE PORTFOLIOS, SHAREHOLDERS SHOULD INDICATE THAT THEY ARE REDEEMING INVESTOR C SHARES. If a redeeming shareholder owns both Investor A Shares and Investor B or Investor C Shares in the same Portfolio, the Investor A Shares will be redeemed first unless the shareholder indicates otherwise.

Except as noted below, a request for redemption must be signed by all persons in whose names the shares are registered. Signatures must conform exactly to the account registration. If the proceeds of the redemption would exceed $25,000, or if the proceeds are not to be paid to the record owner at the rec-ord address, or if the shareholder is a corporation, partnership, trust or fi-duciary, signature(s) must be guaranteed by any eligible guarantor institution. Eligible guarantor institutions generally include banks, broker/dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations.

Generally, a properly signed written request with any required signature guar-antee is all that is required for a redemption. In some cases, however, other documents may be necessary. Additional documentary evidence of authority is re-quired by PFPC in the event redemption is requested by a corporation, partner-ship, trust, fiduciary, executor or administrator.

EXPEDITED REDEMPTIONS. If a shareholder has given authorization for expedited redemption, shares can be redeemed by telephone and the proceeds sent by check to the shareholder or by Federal wire transfer to a single previously desig-nated bank account. Once authorization is on file, PFPC will honor requests by any person by telephone at (800) 441-7762 (in Delaware call collect (302) 791-
1194) or other means. The minimum amount that may be sent by check is $500, while the minimum amount that may be wired is $10,000. The Fund reserves the right to change these minimums or to terminate these redemption privileges. If the proceeds of a redemption would exceed $25,000, the redemption request must be in writing and will be subject to the signature guarantee requirement de-scribed above. During periods of substantial economic or market change, tele-phone redemptions may be difficult to complete. Redemption requests may also be mailed to PFPC at P.O. Box 8907, Wilmington, Delaware 19899-8907.

The Fund is not responsible for the efficiency of the Federal wire system or the shareholder's firm or bank. The Fund does not currently charge for wire transfers. The shareholder is responsible for any charges imposed by the share-holder's bank. To change the name of the single designated bank account to re-ceive wire redemption proceeds, it is necessary to send a written re-quest (with a guaranteed signature as described above) to Compass Capital Funds c/o PFPC, P.O. Box 8907, Wilmington, Delaware 19899-8907.

The Fund reserves the right to refuse a telephone redemption if it believes it advisable to do so. The Fund, the Administrators and the Distributor will em-ploy reasonable procedures to confirm that instructions communicated by tele-phone are genuine. The Fund, the Administrators and the Distributor will not be liable for any loss, liability, cost or expense for acting upon telephone in-structions reasonably believed to be genuine in accordance with such proce-dures.

ACCOUNTS WITH LOW BALANCES. The Fund reserves the right to redeem a sharehold-er's account in any Portfolio at any time the net asset value of the account in such Portfolio falls below the minimum initial investment requirement amount as the result of a redemption or an exchange request. A shareholder will be noti-fied in writing that the value of the shareholder's account in a Portfolio is less than the required amount and will be allowed 30 days to make additional investments before the redemption is processed.

PAYMENT OF REDEMPTION PROCEEDS. The redemption price for shares is their net asset value per share next determined after the request for redemption is re-ceived in proper form by the Compass Capital Funds c/o PFPC, P.O. Box 8907, Wilmington, Delaware 19899-8907. Proceeds from the redemption of Investor C Shares will be reduced by the amount of any applicable contingent deferred sales charge. Unless another payment option is used as described above, payment for redeemed shares is normally made by check mailed within seven days after acceptance by PFPC of the request and any other necessary documents in proper order. Payment may, however, be postponed or the right of redemption suspended as provided by the rules of the SEC. If the shares to be redeemed have been re-cently purchased by check, the Fund's transfer agent may delay the payment of redemption proceeds, which may be a period of up to 15 days after the purchase date, pending a determination that the check has cleared.

The Fund may also suspend the right of redemption or postpone the date of pay-ment upon redemption for such periods as are permitted under the 1940 Act, and may redeem shares involuntarily or make payment for redemption in securities or other property when determined appropriate in light of the Fund's responsibili-ties under the 1940 Act. See "Purchase and Redemption Information" in the Statement of Additional Information for examples of when such redemption might be appropriate.

What Are The Shareholder Features Of The Fund?
--------------------------------------------------------------------------------

COMPASS CAPITAL FUNDS offers shareholders many special features which enable an investor to have greater investment flexibility as well as greater access to information about the Fund throughout the investment period.

Additional information on each of these features is available from PFPC by calling (800) 441-7762 (in Delaware call collect (302) 791-1194).

EXCHANGE PRIVILEGE. Investor C Shares of each Portfolio may be exchanged for Investor C Shares of other portfolios of the Fund which offer that class of shares, based on their respective net asset values.

The exchange of Investor C Shares will not be subject to a CDSC, which will continue to be measured from the date of the original purchase and will not be affected by exchanges.

A shareholder wishing to make an exchange may do so by sending a written re-quest to PFPC at the address given above. Shareholders are automatically pro-vided with telephone exchange privileges when opening an account, unless they indicate on the Application that they do not wish to use this privilege. To add this feature to an existing account that previously did not provide for this option, a Telephone Exchange Authorization Form must be filed with PFPC. This form is available from PFPC. Once this election has been made, the shareholder may simply contact PFPC by telephone at (800) 441-7762 (in Delaware call col-lect (302) 791-1194) to request the exchange. During periods of substantial economic or market change, telephone exchanges may be difficult to complete and shareholders may have to submit exchange requests to PFPC in writing.

If the exchanging shareholder does not currently own shares of the investment portfolio whose shares are being acquired, a new account will be established with the same registration, dividend and capital gain options and broker of record as the account from which shares are exchanged, unless otherwise speci-fied in writing by the shareholder with all signatures guaranteed by an eligi-ble guarantor institution as defined above. In order to participate in the Au-tomatic Investment Program or establish a Systematic Withdrawal Plan for the new account, however, an exchanging shareholder must file a specific written request.

Any share exchange must satisfy the requirements relating to the minimum ini-tial investment requirement, and must be legally available for sale in the state of the investor's residence. For Federal income tax purposes, a share ex-change is a taxable event and, accordingly, a capital gain or loss may be real-ized. Before making an exchange request, shareholders should consult a tax or other financial adviser and should consider the investment objective, policies and restrictions of the investment portfolio into which the shareholder is mak-ing an exchange, as set forth in the applicable Prospectus. Brokers may charge a fee for handling exchanges.

The Fund reserves the right to modify or terminate the exchange privilege at any time. Notice will be given to shareholders of any material modification or termination except where notice is not required.

The Fund reserves the right to reject any telephone exchange request. Telephone exchanges may be subject to limitations as to amount or frequency, and to other restrictions that may be established from time to time to ensure that exchanges do not operate to the disadvantage of any portfolio or its shareholders. The Fund, the Administrators and the Distributor will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund, the Administrators and the Distributor will not be liable for any loss, liabil-ity, cost or expense for acting upon telephone instructions reasonably believed to be genuine in accordance with such procedures. Exchange orders may also be sent by mail to the shareholder's broker or to PFPC at P.O. Box 8907, Wilming-ton, Delaware 19899-8907.

AUTOMATIC INVESTMENT PLAN ("AIP"). An investor in shares of any Portfolio may arrange for periodic investments in that Portfolio through automatic deductions from a checking or savings account by completing the AIP Application Form which may be obtained from PFPC. The minimum pre-authorized investment amount is $50.

RETIREMENT PLANS. Portfolio shares may be purchased in conjunction with indi-vidual retirement accounts ("IRAs") and rollover IRAs where PNC Bank or any of its affiliates acts as custodian. For further information as to applications and annual fees, contact the Distributor. To determine whether the benefits of an IRA are available and/or appropriate, a shareholder should consult with a tax adviser.

SYSTEMATIC WITHDRAWAL PLAN ("SWP"). The Fund offers a Systematic Withdrawal Plan which may be used by investors who wish to receive regular distributions from their accounts. Upon commencement of the SWP, the account must have a cur-rent value of $10,000 or more in a Portfolio. Shareholders may elect to receive automatic cash payments of $100 or more either monthly, every other month, quarterly, three times a year, semi-annually, or annually. Automatic withdraw-als are normally processed on the 25th day of the applicable month or, if such day is not a Business Day, on the next Business Day and are paid promptly thereafter. An investor may utilize the SWP by completing the SWP Application Form which may be obtained from PFPC.

Shareholders should realize that if withdrawals exceed income dividends their invested principal in the account will be depleted. To participate in the SWP, shareholders must have their dividends automatically reinvested. Shareholders may change or cancel the SWP at any time, upon written notice to PFPC. No con-tingent deferred sales charge will be assessed on redemptions of Investor C Shares made through the SWP that do not exceed 12% of an account's net asset value on an annualized basis. For example, monthly, quarterly and semi-annual SWP redemptions of Investor C Shares will not be subject to the CDSC if they do not exceed 1%, 3% and 6%, respectively, of an account's net asset value on the redemption date. SWP redemptions of Investor C Shares in excess of this limit are still subject to the applicable CDSC.

What Sales Charge And Exemptions Apply To Investor C Shares?
--------------------------------------------------------------------------------

PURCHASES OF INVESTOR C SHARES. Investor C Shares are subject to a deferred sales charge of 1.00% based on the lesser of the net asset value of the In-vestor C Shares on the purchase date or redemption date if redeemed within eighteen months after purchase. Brokers will receive commissions from the Dis-tributor in connection with sales of Investor C Shares. These commissions may be different than the reallowances or placement fees paid to dealers in connec-tion with sales of Investor A Shares and Investor B Shares.

EXEMPTIONS FROM THE CONTINGENT DEFERRED SALES CHARGE. The contingent deferred sales charge on Investor C Shares is not charged in connection with: (1) ex-changes described in "What Are the Shareholder Features of the Fund?--Exchange Privilege;" (2) redemptions made in connection with minimum required distribu-tions from IRA, 403(b)(7) and Qualified Plan accounts due to the shareholder reaching age 70 1/2; (3) redemptions in connection with a shareholder's death or disability (as defined in the Internal Revenue Code) subsequent to the pur-chase of Investor C Shares; (4) involuntary redemptions of Investor C Shares in accounts with low balances as described in "How Are Shares Redeemed?"; and (5) redemptions made pursuant to the Systematic Withdrawal Plan, subject to the limitations set forth above under "What Are the Shareholder Features of the Fund?--Systematic Withdrawal Plan." In addition, no contingent deferred sales charge is charged on Investor C Shares acquired through the reinvestment of dividends or distributions.

When an investor redeems Investor C Shares, the redemption order is processed to minimize the amount of the contingent deferred sales charge that will be charged. Investor C Shares are redeemed first from those shares that are not subject to the deferred sales load (i.e., shares that were acquired through re-investment of dividends or distributions) and after that from the shares that have been held the longest.

How Is Net Asset Value Calculated?
--------------------------------------------------------------------------------

The net asset value is calculated separately for Investor C Shares of each Portfolio as of the close of regular trading hours on the NYSE (currently 4:00 p.m. Eastern Time) on each Business Day by dividing the value of all securities and other assets owned by a Portfolio that are allocated to its Investor C Shares, less the liabilities charged to its Investor C Shares, by the number of its Investor C Shares that are outstanding.

Most securities held by a Portfolio are priced based on their market value as determined by reported sales prices or the mean between their bid and asked prices. Portfolio securities which are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securi-ties on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. Securi-ties for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direction of the Board of Trustees. The amortized cost method of valuation will also be used with re-spect to debt obligations with sixty days or less remaining to maturity unless a Portfolio's sub-adviser under the supervision of the Board of Trustees deter-mines such method does not represent fair value.

How Frequently Are Dividends And Distributions Made To Investors?
--------------------------------------------------------------------------------

Each Portfolio will distribute substantially all of its net investment income and net realized capital gains, if any, to shareholders. All distributions are reinvested at net asset value in the form of additional full and fractional shares of Investor C Shares of the relevant Portfolio unless a shareholder elects otherwise. Such election, or any revocation thereof, must be made in writing to PFPC, and will become effective with respect to dividends paid after its receipt by PFPC. The net investment income of the Tax-Free Income, Interme-diate Government Bond and International Bond Portfolios is declared monthly as a dividend to investors who are shareholders of such Portfolio at the close of business on the day of declaration. The net investment income of the Pennsylva-nia Tax-Free Income, New Jersey Tax-Free Income, Government Income, Core Bond and Short Government Bond Portfolios is declared daily as a dividend to invest-ors who are shareholders of such Portfolio at, and whose payment for share pur-chases are available to the particular Portfolio in Federal funds by, the close of business on the day of declaration. All dividends are paid within ten days after the end of each month and, in the case of the Pennsylvania Tax-Free In-come, New Jersey Tax-Free Income, Government Income, Core Bond and Short Gov-ernment Bond Portfolios, within seven days after redemption of all of a share-holder's shares in a Portfolio. Net realized capital gains (including net short-term capital gains), if any, will be distributed by each Portfolio at least annually.

How Are Fund Distributions Taxed?
--------------------------------------------------------------------------------

Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. If a Portfolio qualifies, it generally will be relieved of Federal income tax on amounts dis-tributed to shareholders, but shareholders, unless otherwise exempt, will pay income or capital gains taxes on distributions (except distributions that are "exempt interest dividends" or are treated as a return of capital), regardless of whether the distributions are paid in cash or reinvested in additional Shares.

Distributions paid out of a Portfolio's "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, will be taxed to shareholders as long-term capital gain, regardless of the length of time a shareholder holds the Shares. All other distributions, to the extent taxable, are taxed to shareholders as ordinary income.

Each Tax-Free Portfolio intends to pay substantially all of its dividends as "exempt interest dividends." However, taxpayers are required to report the re-ceipt of "exempt interest dividends" on their Federal income tax returns, and in two circumstances such amounts, while exempt from regular Federal income tax, are taxable to persons subject to alternative minimum and environmental taxes. First, "exempt interest dividends" derived from certain private activity bonds issued after August 7, 1986 generally will constitute an item of tax preference for corporate and non-corporate taxpayers in determining alternative minimum and environmental tax liability. Second, "exempt interest dividends" must be taken into account by corporate taxpayers in determining certain ad-justments for alternative minimum and environmental tax purposes. Shareholders who are recipients of Social Security Act or Railroad Retirement Act benefits should note that "exempt interest dividends" will be taken into account in de-termining the taxability of their benefit payments.

Each Tax-Free Portfolio will determine annually the percentages of its net in-vestment income which are exempt from the regular Federal income tax, which constitute an item of tax preference for Federal alternative minimum tax pur-poses, and which are fully taxable. These percentages will apply uniformly to all distributions declared from net investment income during that year and may differ significantly from the actual percentages for any particular day.

Compass Capital will send written notices to shareholders annually regarding the tax status of distributions made by each Portfolio. Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in those months will be deemed to have been received by the shareholders on December 31 of such year, if the dividends are paid during the following January.

An investor considering buying shares on or just before a dividend record date should be aware that the amount of the forthcoming dividend payment, although in effect a return of capital, will be taxable.

A taxable gain or loss may be realized by a shareholder upon the redemption or transfer of shares depending upon their tax basis and their price at the time of redemption, or transfer. Generally, shareholders may include sales charges paid on the purchase of Shares in their tax basis for the purposes of determin-ing gain or loss on a redemption, transfer or exchange of such Shares. However, if a shareholder exchanges the Shares for Shares of another Portfolio within 90 days of purchase and is able to reduce the sales charges applicable to the new Shares (by virtue of the Fund's exchange privilege), the amount equal to such reduction may not be included in the tax basis of the shareholder's exchanged Shares for the purpose of determining gain or loss but may be included (subject to the same limitation) in the tax basis of the new Shares.

Any loss upon the sale or exchange of shares held for six months or less will be disallowed for Federal income tax purposes to the extent of any exempt in-terest dividends received by the shareholder. For the Ohio Tax-Free Income Portfolio, the loss will be disallowed for Ohio income tax purposes to the same extent, even though, for Ohio income tax purposes, some portion of such divi-dends actually may have been subject to Ohio income tax.

It is expected that dividends and certain interest income earned by the Inter-national Bond Portfolio from foreign securities will be subject to foreign withholding taxes or other taxes. So long as more than 50% of the value of the Portfolio's total assets at the close of the taxable year in question consists of stock or securities of foreign corporations, the Portfolio may elect, for U.S. Federal income tax purposes, to treat certain foreign taxes paid by it, including generally any withholding taxes and other foreign income taxes, as paid by its shareholders. The Portfolio intends to make this election. As a re-sult, the amount of such foreign taxes paid by the Portfolio will be included in its shareholders' income pro rata (in addition to taxable distributions ac-tually received by them), and each shareholder generally will be entitled ei-ther (a) to credit a proportionate amount of such taxes against U.S. Federal income tax liabilities, or (b) if a shareholder itemizes deductions, to deduct such proportionate amounts from U.S. income.

This is not an exhaustive discussion of applicable tax consequences, and in-vestors may wish to contact their tax advisers concerning investments in the Portfolios. Except as discussed below, dividends paid by each Portfolio may be taxable to investors under state or local law as dividend income even though all or a portion of the dividends may be derived from interest on obligations which, if realized directly, would be exempt from such income taxes. In addi-tion, future legislative or administrative changes or court decisions may mate-rially affect the tax consequences of investing in a Portfolio. Shareholders who are non-resident alien individuals, foreign trusts or estates, foreign cor-porations or foreign partnerships may be subject to different U.S. Federal in-come tax treatment.

PENNSYLVANIA TAX CONSIDERATIONS. Income received by a shareholder attributable to interest realized by the Pennsylvania Tax-Free Income Portfolio from Penn-sylvania Municipal Obligations or attributable to insurance proceeds on account of such interest, is not taxable to individuals, estates or trusts under the Personal Income Tax (in the case of insurance proceeds, to the extent they are exempt for Federal Income Tax purposes); to corporations under the Corporate Net Income Tax (in the case of insurance proceeds, to the extent they are exempt for Federal Income Tax purposes); nor to individuals un-der the Philadelphia School District Net Investment Income Tax ("School Dis-trict Tax").

Income received by a shareholder attributable to gain on the sale or other dis-position by the Pennsylvania Tax-Free Income Portfolio of Pennsylvania Munici-pal Obligations is taxable under the Personal Income Tax, the Corporate Net In-come Tax, and, unless these assets were held by the Pennsylvania Tax-Free In-come Portfolio for more than six months, the School District Tax.

To the extent that gain on the disposition of a share represents gain realized on Pennsylvania Municipal Obligations held by the Pennsylvania Tax-Free Income Portfolio, such gain may be subject to the Personal Income Tax and Corporate Net Income Tax. Such gain may also be subject to the School District Tax, ex-cept that gain realized with respect to a share held for more than six months is not subject to the School District Tax.

This discussion does not address the extent, if any, to which shares, or inter-est and gain thereon, is subject to, or included in the measure of, the special taxes imposed by the Commonwealth of Pennsylvania on banks and other financial institutions or with respect to any privilege, excise, franchise or other tax imposed on business entities not discussed above (including the Corporate Capi-tal Stock/Foreign Franchise Tax.)

Shareholders of the Pennsylvania Tax-Free Income Portfolio are not subject to the Pennsylvania County Personal Property Tax to the extent that the Portfolio is comprised of Pennsylvania Municipal Obligations and Federal obligations (if the interest on such obligations is exempt from state and local taxation under the laws of the United States).

NEW JERSEY TAX CONSIDERATIONS. It is anticipated that substantially all divi-dends paid by the New Jersey Tax-Free Income Portfolio will not be subject to New Jersey personal income tax. In accordance with the provisions of New Jersey law as currently in effect, distributions paid by a "qualified investment fund" will not be subject to the New Jersey personal income tax to the extent that the distributions are attributable to income received as interest or gain from New Jersey State-Specific Obligations, or as interest or gain from direct U.S. Government obligations. Distributions by a qualified investment fund that are attributable to most other sources will be subject to the New Jersey personal income tax. If the New Jersey Tax-Free Income Portfolio qualifies as a quali-fied investment fund under New Jersey law, any gain on the redemption or sale of the Portfolio's shares will not be subject to the New Jersey personal income tax. To be classified as a qualified investment fund, at least 80% of the Port-folio's investments must consist of New Jersey State-Specific Obligations or direct U.S. Government obligations; it must have no investments other than in-terest-bearing obligations, obligations issued at a discount, and cash and cash items (including receivables); and it must satisfy certain report-ing obligations and provide certain information to its shareholders. Shares of the Portfolio are not subject to property taxation by New Jersey or its politi-cal subdivisions.

The New Jersey personal income tax is not applicable to corporations. For all corporations subject to the New Jersey Corporation Business Tax, dividends and distributions from a "qualified investment fund" are included in the net income tax base for purposes of computing the Corporation Business Tax. Furthermore, any gain upon the redemption or sale of shares by a corporate shareholder is also included in the net income tax base for purposes of computing the Corpora-tion Business Tax.

How Is The Fund Organized?
--------------------------------------------------------------------------------

The Fund was organized as a Massachusetts business trust on December 22, 1988 and is registered under the 1940 Act as an open-end management investment com-pany. On January 12, 1996 the Fund changed its name from The PNC Fund to Com-pass Capital Funds. The Declaration of Trust authorizes the Board of Trustees to classify and reclassify any unissued shares into one or more classes of shares. Pursuant to this authority, the Trustees have authorized the issuance of an unlimited number of shares in twenty-eight investment portfolios. Each Portfolio, other than the Government Income Portfolio, offers five separate classes of shares--Institutional Shares, Service Shares, Investor A Shares, In-vestor B Shares and Investor C Shares. The Government Income Portfolio offers Investor A Shares, Investor B Shares and Investor C Shares. This prospectus re-lates only to Investor C Shares of the eight Portfolios described herein.

Shares of each class bear their pro rata portion of all operating expenses paid by a Portfolio, except transfer agency fees and amounts payable under the Fund's Distribution and Service Plan. In addition, each class of Investor Shares is sold with different sales charges. Because of these "class expenses" and sales charges, the performance of a Portfolio's Institutional Shares is ex-pected to be higher than the performance of the Portfolio's Service Shares, and the performance of both the Institutional Shares and Service Shares of a Port-folio is expected to be higher than the performance of the Portfolio's three classes of Investor Shares. The Fund offers various services and privileges in connection with its Investor Shares that are not generally offered in connec-tion with its Institutional and Service Shares, including an automatic invest-ment plan, automatic withdrawal plan and checkwriting. For further information regarding the Fund's Institutional and Service Share classes, contact PFPC at
(800) 441-7764.

Each share of a Portfolio has a par value of $.001, represents an interest in that Portfolio and is entitled to the dividends and distributions earned on that Portfolio's assets as are declared in the discretion of the Board of Trustees. The Fund's shareholders are entitled to one vote for each full share held and proportionate fractional votes for fractional shares held, and will vote in the aggregate and not by class, except where otherwise required by law or as determined by the Board of Trustees. The Fund does not currently intend to hold annual meetings of shareholders for the election of trustees (except as required under the 1940 Act). For a further discussion of the voting rights of shareholders, see "Additional Information Concerning Shares" in the Statement of Additional Information.

On December 18, 1995, PNC Bank held of record approximately 77% of the Fund's outstanding shares, and may be deemed a controlling person of the Fund under the 1940 Act. PNC Bank is a subsidiary of PNC Bank Corp., a multi-bank holding company.

How Is Performance Calculated?
--------------------------------------------------------------------------------

Performance information for Investor C Shares of the Portfolios may be quoted in advertisements and communications to shareholders. Total return will be cal-culated on an average annual total return basis for various periods. Average annual total return reflects the average annual percentage change in value of an investment in Investor C Shares of a Portfolio over the measuring period. Total return may also be calculated on an aggregate total return basis. Aggre-gate total return reflects the total percentage change in value over the mea-suring period. Both methods of calculating total return assume that dividend and capital gain distributions made by a Portfolio with respect to Investor C Shares are reinvested in Investor C Shares, and also reflect the maximum sales load charged by the Portfolio with respect to Investor C Shares. When, however, a Portfolio compares the total return of Investor C Shares to that of other funds or relevant indices, total return may also be computed without reflecting the sales load.

The yield of Investor C Shares is computed by dividing the Portfolio's net in-come per share allocated to Investor C Shares during a 30-day (or one month) period by the net asset value per share on the last day of the period and annualizing the result on a semi-annual basis. Each Tax-Free Portfolio's "tax-equivalent yield" may also be quoted, which shows the level of taxable yield needed to produce an after-tax equivalent to a Portfolio's tax-free yield. This is done by increasing the Portfolio's yield (calculated above) by the amount necessary to reflect the payment of Federal and/or state income tax at a stated tax rate.

The performance of a Portfolio's Investor C Shares may be compared to the per-formance of other mutual funds with similar investment objectives and to rele-vant indices, as well as to ratings or rankings prepared by independent serv-ices or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of a Portfolio's Investor C Shares may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. and Weisenberger Investment Company Service, and with the performance of the Lehman GMNA Index, the T-Bill Index and the "stocks, bonds and inflation index" published annually by Ibbotson Associates and the Lehman Government Corporate Bond Index, as well as the benchmarks at-tached to this Prospectus. Performance information may also include evaluations of the Portfolios and their Investor C Shares published by nationally recog-nized ranking services, and information as reported in financial publications such as Business Week, Fortune, Institutional Investor, Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in publications of a local or regional nature.

In addition to providing performance information that demonstrates the actual yield or return of Investor C Shares of a particular Portfolio, a Portfolio may provide other information demonstrating hypothetical investment returns. This information may include, but is not limited to, illustrating the compounding effects of a dividend in a dividend reinvestment plan or the impact of tax-de-ferred investing.

Performance quotations for shares of a Portfolio represent past performance and should not be considered representative of future results. The investment re-turn and principal value of an in-vestment in a Portfolio will fluctuate so that an investor's Investor C Shares, when redeemed, may be worth more or less than their original cost. Since per-formance will fluctuate, performance data for Investor C Shares of a Portfolio cannot necessarily be used to compare an investment in such shares with bank deposits, savings accounts and similar investment alternatives which often pro-vide an agreed or guaranteed fixed yield for a stated period of time. Perfor-mance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses and market conditions. Any fees charged by brokers or other institutions directly to their customer accounts in connection with investments in Investor C Shares will not be in-cluded in the Portfolio performance calculations.

How Can I Get More Information?
--------------------------------------------------------------------------------

We believe that it is essential for shareholders to have access to information regarding their investment 24 hours a day, 7 days a week. COMPASS CAPITAL FUNDS has an investor information line that can provide such access.

In addition to account information, COMPASS CAPITAL FUNDS has other sources of information regarding each Portfolio and its portfolio holdings, strategy and current dividend and performance levels.

By selecting the appropriate source of information as listed below, investors can receive additional information on the COMPASS CAPITAL Portfolios by either using a toll-free number or through electronic access:

For Performance and Portfolio Management Questions, dial (800) FUTURE4.

For Information Related to Share Purchase and Redemptions call your investment adviser or Compass Capital Funds at (800) 441-7762.

For Questions about Shareholder Accounts and Balances held directly at the Fund, call (800) 441-7762.

Information is also available on the Internet through the World Wide Web at http://www.compassfunds.com.

Shareholders and investment professionals may access portfolio information, portfolio manager updates and market data by accessing http://www.compassfunds.com.

                                    APPENDIX

    COMPASS CAPITAL            PERFORMANCE
       PORTFOLIO                BENCHMARK                         DESCRIPTION
Short Government Bond    Merrill 1-3 Year         Treasuries with maturities ranging from 1
                         Treasury Index           to 2.99 years
Intermediate Government  Lehman Brothers          Treasury and agency issues in the Lehman
Bond                     Intermediate Government  Aggregate, excluding maturities above 9.99 years
Core Bond                Lehman Aggregate         The Lehman Aggregate contains issues that
                                                  meet the following criteria:
                                                  . At least $100 million par amount
                                                    outstanding for entry and exit
                                                  . Rated investment grade (at least Baa-3)
                                                    by Moody's or S&P (if not rated by
                                                    Moody's)
                                                  . At least one year at maturity
                                                  . Coupon must have a fixed rate
                                                  . Excludes CMOs, ARMs, manufactured homes,
                                                    non-agency bonds, buydowns, graduated
                                                    equity mortgages, project loans and non-
                                                    conforming ("jumbo") mortgages
                                                  . As of June 1995, the composition of the
                                                    Lehman Brothers Aggregate Index is:
                                                  54% allocation to Treasury and government
                                                  securities
                                                  28% allocation to mortgage-backed
                                                  securities
                                                  18% allocation to corporate and asset-
                                                  backed securities
Government Income        Lehman Mortgage/10 Year  50% allocation to the mortgage component of
                         Treasury                 the Lehman Aggregate Index and a 50%
                                                  allocation to the Merrill Lynch 10 Year
                                                  Index
International Bond       Salomon Non-U.S. Hedged  A market-capitalization weighted benchmark
                         World Government Bond    that tracks the performance of the 13
                         Index                    Government bond markets of Australia,
                                                  Austria, Belgium, Canada, Denmark, France,
                                                  Germany, Italy, Japan, the Netherlands,
                                                  Spain, Sweden and the United Kingdom. The
                                                  currency-hedged return is computed by using
                                                  a rolling one-month forward exchange
                                                  contract as a hedging instrument.
Tax-Free Income          Lehman Municipal Bond    All of the bonds in the following Municipal
                         Index                    Indices possess the following
                                                  characteristics:
                                                  . A minimum credit rating of Baa-3
                                                  . Outstanding par value of at least $3
                                                    million
                                                  . Must be issued as part of a deal of at
                                                    least $50 million
                                                  . Individual bonds must have been issued
                                                    within the last 5 years
                                                  . Remaining maturity of not less than one
                                                    year
                                                  Excludes bonds subject to the alternative
                                                  minimum tax (AMT), taxable municipal bonds,
                                                  and floating-rate or zero coupon municipal
                                                  bonds
Pennsylvania Tax-Free    Lehman Local GO Index    local general obligation bonds
Income
New Jersey Tax-Free      Lehman Local GO Index    local general obligation bonds
Income

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTA-TIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE STATEMENT OF ADDITIONAL IN-FORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                              ------------------

PROSPECTUS

SHORT GOVERNMENT BOND PORTFOLIO

INTERMEDIATE GOVERNMENT BOND PORTFOLIO

CORE BOND PORTFOLIO

GOVERNMENT INCOME PORTFOLIO

INTERNATIONAL BOND PORTFOLIO

TAX-FREE INCOME PORTFOLIO

PENNSYLVANIA TAX-FREE INCOME PORTFOLIO

NEW JERSEY TAX-FREE INCOME PORTFOLIO

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------


                                     [ART]


                                   THE BOND
                                  PORTFOLIOS

                               INVESTOR C SHARES

                               January 16, 1996

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                            COMPASS CAPITAL FUNDS(R)
                          (FORMERLY, THE PNC(R) FUND)
                          (INSTITUTIONAL SHARES OF THE
                            VALUE EQUITY PORTFOLIO,
                            GROWTH EQUITY PORTFOLIO,
                       SMALL CAP VALUE EQUITY PORTFOLIO,
                       SMALL CAP GROWTH EQUITY PORTFOLIO,
                        INTERNATIONAL EQUITY PORTFOLIO,
                   INTERNATIONAL EMERGING MARKETS PORTFOLIO,
                            SELECT EQUITY PORTFOLIO,
                           INDEX EQUITY PORTFOLIO AND
                              BALANCED PORTFOLIO)
                             CROSS REFERENCE SHEET



           FORM N-1A ITEM                               LOCATION
           --------------                               --------

           PART A                                       PROSPECTUS

     1.    Cover page.............................      Cover Page

     2.    Synopsis...............................      What Are The Expenses Of
                                                        The Portfolios?

     3.    Condensed Financial Information........      What Are The Portfolios'
                                                        Financial Highlights?

     4.    General Description of Registrant......      Cover Page; What Are The
                                                        Portfolios?; What
                                                        Additional Investment
                                                        Policies Apply?; What
                                                        Are The Portfolios'
                                                        Fundamental Investment
                                                        Limitations?

     5.    Management of the Fund.................      Who Manages The Fund?

     5A.   Managements Discussion of Fund
            Performance...........................      Inapplicable

     6.    Capital Stock and Other Securities.....      How Frequently Are
                                                        Dividends And
                                                        Distributions Made To
                                                        Investors?; How Are Fund
                                                        Distributions Taxed?;
                                                        How Is The Fund
                                                        Organized?

     7.    Purchase of Securities Being Offered...      How Are Shares Purchased
                                                        And Redeemed?; How Is
                                                        Net Asset Value
                                                        Calculated?; How Is The
                                                        Fund Organized?

     8.    Redemption or Repurchase...............      How Are Shares Purchased
                                                        and Redeemed?

     9.    Legal Proceedings......................      Inapplicable

PROSPECTUS


   EQUITY
   PORTFOLIOS



   Institutional
   Shares






   COMPASS
   -----------------------
   [LOGO]    CAPITAL FUNDS




     NOT      Investments are not FDIC insured, are not deposits
    FDIC      or obligations of any bank, and involve risk
   INSURED    including possible loss of principal

The Equity Portfolios Institutional Shares                      January 16, 1996
--------------------------------------------------------------------------------
                Compass Capital Funds(SM) ("Compass Capital" or the "Fund") consists of twenty-eight investment portfolios. This Prospec-tus describes the Institutional Shares of nine of those port-folios (the "Portfolios"):

                . Value Equity Portfolio
                . Growth Equity Portfolio
                . Small Cap Value Equity Portfolio
                . Small Cap Growth Equity Portfolio
                . International Equity Portfolio
                . International Emerging Markets Portfolio
                . Select Equity Portfolio
                . Index Equity Portfolio
                . Balanced Portfolio

                This Prospectus contains information that a prospective in-vestor needs to know before investing. Please keep it for fu-ture reference. A Statement of Additional Information dated January 16, 1996 has been filed with the Securities and Ex-change Commission (the "SEC"). The Statement of Additional In-formation may be obtained free of charge from the Fund by calling (800) 441-7764. The Statement of Additional Informa-tion, as supplemented from time to time, is incorporated by reference into this Prospectus.

                SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND ARE NOT INSURED BY, GUARANTEED BY, OBLI-GATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENTS IN THE PORTFOLIOS INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

                Currently, the Index Equity Portfolio invests its assets di-rectly in common stocks of companies included in the Standard & Poor's 500 (R) Composite Stock Price Index. The Portfolio's shareholders have, however, approved a change, which the Port-folio expects to implement during the first half of 1996, whereby the Index Equity Portfolio will seek to achieve its investment objective by investing all of its investable assets in a series of shares (the "Index Master Portfolio") of The DFA Investment Trust Company, another open-end management in-vestment company rather than through a portfolio of various securities. The investment experience of the Index Equity Portfolio will correspond directly with the investment experi-ence of the Index Master Portfolio. The Index Master Portfolio has substantially the same investment objective, policies and limitations as the Index Equity Portfolio and, except as spe-cifically noted, is also referred to as a "Portfolio" in this Prospectus. For additional information, see "How Is The Fund Organized?"

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The Equity Portfolios Of Compass Capital Funds
--------------------------------------------------------------------------------
              The Equity Portfolios of COMPASS CAPITAL FUNDS consist of nine diversified investment portfolios that provide investors with a broad spectrum of investment alternatives within the equity sec-tor. Six of these Portfolios invest solely in U.S. stocks, two Portfolios invest in non-U.S. international stocks and one Port-folio invests in a combination of U.S. stocks and bonds. A de-tailed description of each Portfolio begins on page 18 and a summary of each Performance Benchmark is contained in the Appen-dix.

            COMPASS CAPITAL PORTFOLIO       PERFORMANCE BENCHMARK     LIPPER PEER GROUP
              Value Equity                  Russell 1000 Value        Growth and Income
                                             Index

              Growth Equity                 Russell 1000 Growth       Growth
                                             Index

              Small Cap Value Equity        Russell 2000 Index        Small Company Growth

              Small Cap Growth Equity       Russell 2000 Growth       Small Company Growth
                                             Index

              International Equity          EAFE Index                International

              International Emerging        MSCI                      Emerging Markets
               Markets                       Emerging Markets Free
                                             Index

              Select Equity                 S&P 500 Index             Growth and Income

              Index Equity                  S&P 500 Index             S&P 500 Index

              Balanced                      S&P 500 Index and         Balanced
                                            Salomon Broad
                                            Investment Grade
                                            Index

              PNC Asset Management Group, Inc. ("PAMG") serves as the invest-ment adviser to each portfolio except the Index Equity Portfo-lio, which is currently advised by PNC Institutional Management Corporation ("PIMC"). Provident Capital Management, Inc. ("PCM"), PNC Equity Advisers Company ("PEAC") and BlackRock Fi-nancial Management, Inc. ("BlackRock") serve as sub-advisers to different Portfolios as described in this Prospectus. Dimen-sional Fund Advisors, Inc. ("DFA") serves as investment adviser to the Index Master Portfolio.

UNDERSTANDING This Prospectus has been crafted to provide detailed, accurate
THE COMPASS   and comprehensive information on the Compass Capital Portfolios.
CAPITAL       We intend this document to be an effective tool as you explore
EQUITY        different directions in equity investing. You may wish to use
PORTFOLIOS    the table of contents on page 5 to find descriptions of the
              Portfolios, including the investment objectives, portfolio man-agement styles, risks and charges and expenses.

CONSIDERING     There can be no assurance that any mutual fund will achieve
THE RISKS IN    its investment objective. The Portfolios will hold equity se-
EQUITY          curities, and some or all of the Portfolios may acquire war-
INVESTING       rants, foreign securities and illiquid securities; enter into repurchase and reverse repurchase agreements; lend portfolio securities to third parties; and enter into futures contracts and options and forward currency exchange contracts. These and the other investment practices set forth below, and their as-sociated risks, deserve careful consideration. Certain risks associated with international investments are heightened be-cause of currency fluctuations and investments in emerging markets. See "What Additional Investment Policies And Risks
                Apply?"

INVESTING IN    For information on how to purchase and redeem shares of the
THE COMPASS     Portfolios, see "How Are Shares Purchased And Redeemed?"
CAPITAL FUNDS

Asking The Key Questions
--------------------------------------------------------------------------------

                                                                          PAGE
            What Are The Expenses Of The Portfolios?.....................   6
            What Are The Portfolios' Financial Highlights?...............   8
            What Are The Portfolios?.....................................  18
            What Are The Differences Among The Portfolios?...............  19
            What Additional Investment Policies And Risks Apply?.........  21
            What Are The Portfolios' Fundamental Investment
             Limitations?................................................  31
            Who Manages The Fund?........................................  32
            How Are Shares Purchased And Redeemed?.......................  39
            How Is Net Asset Value Calculated?...........................  41
            How Frequently Are Dividends And Distributions Made To
             Investors?..................................................  42
            How Are Fund Distributions Taxed?............................  43
            How Is The Fund Organized?...................................  45
            How Is Performance Calculated?...............................  48
            How Can I Get More Information?..............................  50

What Are The Expenses Of The Portfolios?
--------------------------------------------------------------------------------

Below is a summary of the annual operating expenses expected to be incurred by Institutional Shares of the Portfolios after fee waivers for the current fiscal year ending September 30, 1996 as a percentage of average daily net assets. An example based on the summary is also shown.

                                            SMALL      SMALL                  INTER-
                                             CAP        CAP       INTER-     NATIONAL
                      VALUE     GROWTH      VALUE     GROWTH     NATIONAL    EMERGING    SELECT       INDEX
                     EQUITY     EQUITY     EQUITY     EQUITY      EQUITY     MARKETS     EQUITY      EQUITY     BALANCED
                    PORTFOLIO  PORTFOLIO  PORTFOLIO  PORTFOLIO  PORTFOLIO   PORTFOLIO   PORTFOLIO  PORTFOLIO+   PORTFOLIO
ANNUAL PORTFOLIO
 OPERATING
 EXPENSES (AS A
 PERCENTAGE OF
 AVERAGE NET
 ASSETS)
Advisory fees
 (after fee
 waivers)(/1/)(/2/)       .50%       .50%       .53%       .53%        .70%       1.15%       .50%        .025%       .50%
Operating
 Expenses of the
 Index Master
 Portfolio                N/A        N/A        N/A        N/A         N/A         N/A        N/A         .038        N/A
Other operating
 expenses                 .25        .25        .33        .33         .36         .63        .25         .117        .30
                         ----       ----       ----       ----       -----       -----       ----        -----       ----
Administration
 fees (after fee
 waivers)(/1/)       .17        .15        .22        .22        .16         .18         .15        .045         .17
Other expenses       .08        .10        .11        .11        .20         .45         .10        .072         .13
                    ----       ----       ----       ----       ----        ----        ----       -----        ----
Total Portfolio
 operating
 expenses (after
 fee
 waivers)(/1/)            .75%       .75%       .86%       .86%       1.06%       1.78%       .75%        .18%        .80%
                         ====       ====       ====       ====       =====       =====       ====        =====       ====

(1) Without waivers, advisory fees would be .75%, 1.25%, and .025%, respective-ly, for the International Equity, International Emerging Markets and Index Equity Portfolios and .55% for each of the other Portfolios and administra-tion fees would be .23% for each Portfolio. PAMG and the Portfolios' admin-istrators are under no obligation to waive or continue waiving their fees, but have informed the Fund that they expect to waive fees as necessary to maintain the Portfolios' total operating expenses during the remainder of the current fiscal year at the levels set forth in the table. The informa-tion in the table is based on the advisory fees, administration fees and other expenses payable after fee waivers with respect to the particular Portfolios for the fiscal year ended September 30, 1995, as restated to re-flect current expenses and fee waivers. Without waivers, "Other operating expenses" would be .31%, .33%, .34%, .34% .43%, .68%, .33%, .30% and .36%,
    respectively, and "Total Portfolio operating expenses" would be .86%, .88%, .89%, .89%, 1.18%, 1.93%, .88%, .37% and .91%, respectively.
(2) Advisory fees with respect to the Index Equity Portfolio represent advisory fees of the Index Master Portfolio.
 + Includes the operating expenses of the Index Master Portfolio that are allo-cable to the Index Equity Portfolio after the Portfolio's conversion as de-scribed in the Prospectus. The total operating expenses of the Index Equity Portfolio before and after its conversion are expected to be substantially the same.

EXAMPLE

An investor in Institutional Shares would pay the following expenses on a $1,000 investment assuming (1) 5% annual return, and (2) redemption at the end of each time period:

                                ONE YEAR THREE YEARS FIVE YEARS TEN YEARS
Value Equity                      $ 8        $24        $42       $ 93
Growth Equity                       8         24         42         93
Small Cap Value Equity              9         27         48        106
Small Cap Growth Equity             9         27         48        106
International Equity               11         34         58        129
International Emerging Markets     18         56         96        209
Select Equity                       8         24         42         93
Index Equity                        2          6         10         23
Balanced                            8         26         44         99

The foregoing Table and Example are intended to assist investors in understand-ing the costs and expenses (including the Index Equity Portfolio's pro rata share of the Index Master Portfolio's advisory fees and operating expenses) an investor will bear either directly or indirectly. They do not reflect any charges that may be imposed by affiliates of the Portfolios' investment adviser or other institutions directly on their customer accounts in connection with investments in the Portfolios.

The Board of Trustees of the Fund believes that the aggregate per share ex-penses of the Index Equity Portfolio and the Index Master Portfolio in which the Index Equity Portfolio's assets are invested will be approximately equal to the expenses which the Index Equity Portfolio would incur if the Fund retained the services of an investment adviser for the Index Equity Portfolio and the assets of the Index Equity Portfolio were invested directly in the type of se-curities held by the Index Master Portfolio.

THE EXAMPLE SHOWN ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE IN-VESTMENT RETURN OR OPERATING EXPENSES. ACTUAL INVESTMENT RETURN AND OPERATING EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

What Are The Portfolios' Financial Highlights?
--------------------------------------------------------------------------------
                The following financial information has been derived from the financial statements incorporated by reference into the State-ment of Additional Information and has been audited by the Portfolios' independent accountant. This financial information should be read together with those financial statements. Fur-ther information about the performance of the Portfolios is available in the Fund's annual shareholder reports. Both the Statement of Additional Information and the annual shareholder reports may be obtained from the Fund free of charge by call-ing (800) 441-7764. Information concerning the historical in-vestment results of Institutional Shares of the Index Equity Portfolio is intended to give investors a longer term perspec-tive of its financial history and reflects the financial expe-rience of that Portfolio prior to its conversion (which is ex-pected to occur in the first half of 1996) into a feeder port-folio of the Index Master Portfolio.

Financial Highlights
--------------------------------------------------------------------------------
(FOR AN INSTITUTIONAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                             VALUE EQUITY PORTFOLIO

                                                                     FOR THE
                                                                      PERIOD
                                        YEAR      YEAR      YEAR    4/20/92/1/
                                       ENDED     ENDED     ENDED     THROUGH
                                      9/30/95   9/30/94   9/30/93    9/30/92
NET ASSET VALUE AT BEGINNING OF
 PERIOD                               $  11.62  $  11.68  $   9.78   $  10.00
                                      --------  --------  --------   --------
Income from investment operations
 Net investment income                    0.34      0.27      0.22       0.12
 Net gain (loss) on investments (both
  realized and unrealized)                2.54      0.16      1.91      (0.24)
                                      --------  --------  --------   --------
 Total from investment operations         2.88      0.43      2.13       (.12)
                                      --------  --------  --------   --------
LESS DISTRIBUTIONS
 Distributions from net investment
  income                                 (0.33)    (0.27)    (0.23)     (0.10)
 Distributions from net realized
  capital gains                          (0.25)    (0.22)      - -        - -
                                      --------  --------  --------   --------
 Total distributions                     (0.58)    (0.49)    (0.23)     (0.10)
                                      --------  --------  --------   --------
NET ASSET VALUE AT END OF PERIOD      $  13.92  $  11.62  $  11.68   $   9.78
                                      ========  ========  ========   ========
Total return                             25.73      3.76%    21.92%      1.19%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in
  thousands)                          $508,273  $577,996  $432,776   $322,806
 Ratios of expenses to average net
  assets
 After advisory/administration fee
  waivers                                 0.67%     0.65%     0.80%  0.85%/2/
 Before advisory/administration fee
  waivers                                 0.81%     0.81%     0.83%  0.85%/2/
 Ratios of net investment income to
  average net assets
 After advisory/administration fee
  waivers                                 2.68%     2.44%     2.07%  2.62%/2/
 Before advisory/administration fee
  waivers                                 2.53%     2.28%     2.04%  2.62%/2/
PORTFOLIO TURNOVER RATE                     12%       11%       11%       13%

/1/Commencement of operations.
/2/Annualized.

--------------------------------------------------------------------------------
(FOR AN INSTITUTIONAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                            GROWTH EQUITY PORTFOLIO

                                                                            FOR THE
                                                                             PERIOD
                             YEAR     YEAR       YEAR     YEAR     YEAR    11/1/89/1/
                            ENDED     ENDED     ENDED     ENDED    ENDED    THROUGH
                           9/30/95   9/30/94   9/30/93   9/30/92  9/30/91   9/30/90
NET ASSET VALUE AT
 BEGINNING OF PERIOD       $  10.19  $ 11.58   $   9.92  $ 10.28  $  9.98   $ 10.00
                           --------  -------   --------  -------  -------   -------
Income from investment
 operations
 Net investment income         0.13     0.06       0.06     0.21     0.24      0.31
 Net gain (loss) on
  investments (both
  realized and
  unrealized)                  2.88    (1.34)      2.07     0.30     1.51     (0.26)
                           --------  -------   --------  -------  -------   -------
 Total from investment
  operations                   3.01    (1.28)      2.13     0.51     1.75      0.05
                           --------  -------   --------  -------  -------   -------
LESS DISTRIBUTIONS
 Distributions from net
  investment income           (0.17)   (0.01)     (0.07)   (0.37)   (0.32)    (0.07)
 Distributions from
  capital                       - -      - -      (0.01)     - -      - -       - -
 Distributions from net
  realized capital gains        - -    (0.10)     (0.39)   (0.50)   (1.13)      - -
                           --------  -------   --------  -------  -------   -------
 Total distributions          (0.17)   (0.11)     (0.47)   (0.87)   (1.45)    (0.07)
                           --------  -------   --------  -------  -------   -------
NET ASSET VALUE AT END OF
 PERIOD                    $  13.03  $ 10.19   $  11.58  $  9.92  $ 10.28   $  9.98
                           ========  =======   ========  =======  =======   =======
Total return                  29.88%  (11.14)%    22.18%    4.98%   19.47%     0.40%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period (in thousands)    $211,543  $97,834   $100,049  $58,372  $54,912   $39,790
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                  0.67%    0.65%      0.81%    0.85%    0.85%     0.85%/2/
 Before
  advisory/administration
  fee waivers                  0.85%    0.89%      0.87%    0.86%    0.91%     0.88%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                  1.20%    0.62%      0.50%    2.07%    2.59%     2.75%/2/
 Before
  advisory/administration
  fee waivers                  1.01%    0.38%      0.44%    2.06%    2.53%     2.72%/2/
PORTFOLIO TURNOVER RATE          55%     212%       175%     162%     211%      149%

/1/Commencement of operations.
/2/Annualized.

--------------------------------------------------------------------------------
(FOR AN INSTITUTIONAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                        SMALL CAP VALUE EQUITY PORTFOLIO

                                                                    FOR THE
                                                                     PERIOD
                                       YEAR      YEAR      YEAR    4/13/92/1/
                                      ENDED     ENDED     ENDED     THROUGH
                                     9/30/95   9/30/94   9/30/93    9/30/92
NET ASSET VALUE AT BEGINNING OF
 PERIOD                              $  13.62  $  13.08  $  10.14   $ 10.00
                                     --------  --------  --------   -------
Income from investment operations
 Net investment income                   0.06      0.04      0.04      0.02
 Net gain (loss) on investments
  (both realized and unrealized)         2.17      0.77      3.02      0.13
                                     --------  --------  --------   -------
 Total from investment operations        2.23      0.81      3.06      0.15
                                     --------  --------  --------   -------
LESS DISTRIBUTIONS
 Distributions from net investment
  income                                (0.08)    (0.02)    (0.04)    (0.01)
 Distributions from net realized
  capital gains                         (0.61)    (0.25)    (0.08)      - -
                                     --------  --------  --------   -------
 Total distributions                    (0.69)    (0.27)    (0.12)    (0.01)
                                     --------  --------  --------   -------
NET ASSET VALUE AT END OF PERIOD     $  15.16  $  13.62  $  13.08   $ 10.14
                                     ========  ========  ========   =======
Total return                            17.43%     6.28%    30.36%     1.50%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in
  thousands)                         $168,334  $168,360  $128,805   $75,045
 Ratios of expenses to average net
  assets
 After advisory/administration fee
  waivers                                0.75%     0.73%     0.83%     0.85%/2/
 Before advisory/administration fee
  waivers                                0.84%     0.85%     0.87%     0.89%/2/
 Ratios of net investment income to
  average net assets
 After advisory/administration fee
  waivers                                0.44%     0.28%     0.31%     0.51%/2/
 Before advisory/administration fee
  waivers                                0.35%     0.16%     0.27%     0.47%/2/
PORTFOLIO TURNOVER RATE                    31%       18%       41%       17%

/1/Commencement of operations.
/2/Annualized.

--------------------------------------------------------------------------------
(FOR AN INSTITUTIONAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                       SMALL CAP GROWTH EQUITY PORTFOLIO

                                                                  FOR THE
                                                                   PERIOD
                                               YEAR     YEAR     9/14/93/1/
                                              ENDED     ENDED     THROUGH
                                             9/30/95   9/30/94    9/30/93
NET ASSET VALUE AT BEGINNING OF PERIOD       $  10.16  $ 10.47    $ 10.00
                                             --------  -------    -------
Income from investment operations
 Net investment income                           0.02     0.03        - -
 Net gain (loss) on investments (both
  realized and unrealized)                       4.90    (0.33)      0.47
                                             --------  -------    -------
 Total from investment operations                4.92    (0.30)      0.47
                                             --------  -------    -------
LESS DISTRIBUTIONS
 Distributions from net investment income       (0.02)   (0.01)       - -
 Distributions from net realized capital
  gains                                           - -      - -        - -
                                             --------  -------    -------
 Total distributions                            (0.02)   (0.01)       - -
                                             --------  -------    -------
NET ASSET VALUE AT END OF PERIOD             $  15.06  $ 10.16    $ 10.47
                                             ========  =======    =======
Total return                                    48.50%  (2.89)%      4.70%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in thousands)  $145,915  $65,612    $11,310
 Ratios of expenses to average net assets
 After advisory/administration fee waivers       0.75%    0.48%      0.73%/2/
 Before advisory/administration fee waivers      0.88%    1.04%      1.42%/2/
 Ratios of net investment income to average
  net assets
 After advisory/administration fee waivers       0.22%    0.45%     (0.11)%/2/
 Before advisory/administration fee waivers      0.09%   (0.10)%    (0.80)%/2/
PORTFOLIO TURNOVER RATE                            74%      89%         9%

/1/Commencement of operations.
/2/Annualized.

--------------------------------------------------------------------------------
(FOR AN INSTITUTIONAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                         INTERNATIONAL EQUITY PORTFOLIO

                                                                    FOR THE
                                                                     PERIOD
                                       YEAR      YEAR      YEAR    4/27/92/1/
                                      ENDED     ENDED     ENDED     THROUGH
                                     9/30/95   9/30/94   9/30/93    9/30/92
NET ASSET VALUE AT BEGINNING OF
 PERIOD                              $  13.44  $  12.48  $   9.87   $ 10.00
                                     --------  --------  --------   -------
Income from investment operations
 Net investment income                   0.17      0.15      0.11      0.11
 Net realized gain (loss) on
  investments                            0.13      1.17      2.61     (0.17)
                                     --------  --------  --------   -------
 Total from investment operations        0.30      1.32      2.72     (0.06)
                                     --------  --------  --------   -------
LESS DISTRIBUTIONS
 Distributions from net investment
  income                                (0.11)    (0.11)    (0.11)    (0.07)
 Distributions from net realized
  capital gains                         (0.36)    (0.25)      - -       - -
                                     --------  --------  --------   -------
 Total distributions                    (0.47)    (0.36)    (0.11)    (0.07)
                                     --------  --------  --------   -------
NET ASSET VALUE AT END OF PERIOD     $  13.27  $  13.44  $  12.48   $  9.87
                                     ========  ========  ========   =======
Total return                             2.46%    10.71%    27.72%   (0.61)%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in
  thousands)                         $312,588  $284,905  $131,052   $60,357
 Ratios of expenses to average net
  assets
 After advisory/administration fee
  waivers                                0.97%     0.95%     1.10%     1.20%/2/
 Before advisory/administration fee
  waivers                                1.14%     1.14%     1.16%     1.21%/2/
 Ratios of net investment income to
  average net assets
 After advisory/administration fee
  waivers                                1.42%     1.27%     1.17%     2.59%/2/
 Before advisory/administration fee
  waivers                                1.24%     1.08%     1.11%     2.58%/2/
PORTFOLIO TURNOVER RATE                   105%       37%       31%       15%

/1/Commencement of operations.
/2/Annualized.

--------------------------------------------------------------------------------
(FOR AN INSTITUTIONAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                    INTERNATIONAL EMERGING MARKETS PORTFOLIO

                                                                  FOR THE
                                                                   PERIOD
                                                        YEAR     6/17/94/1/
                                                        ENDED     THROUGH
                                                       9/30/95    9/30/94
NET ASSET VALUE AT BEGINNING OF PERIOD                 $ 10.56     $10.00
                                                       -------     ------
Income from investment operations
 Net investment income                                    0.08       0.03
 Net gain (loss) on investments (both realized and
  unrealized)                                            (2.15)      0.53
                                                       -------     ------
 Total from investment operations                         2.07       0.56
                                                       -------     ------
LESS DISTRIBUTIONS
 Distributions from net investment income                (0.10)       - -
 Distributions from Capital                              (0.01)       - -
 Distributions from net realized capital gains           (0.19)       - -
                                                       -------     ------
 Total distributions                                     (0.30)       - -
                                                       -------     ------
NET ASSET VALUE AT END OF PERIOD                       $  8.19     $10.56
                                                       =======     ======
Total return                                            (19.72)%     5.60%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in thousands)            $29,319     $2,511
 Ratios of expenses to average net assets
 After advisory/administration fee waivers                1.78%      1.75%/2/
 Before advisory/administration fee waivers               2.02%      2.73%/2/
 Ratios of net investment income to average net assets
 After advisory/administration fee waivers                1.90%      1.19%/2/
 Before advisory/administration fee waivers               1.66%      0.21%/2/
PORTFOLIO TURNOVER RATE                                     75%         4%

/1/Commencement of operations.
/2/Annualized.

--------------------------------------------------------------------------------
(FOR AN INSTITUTIONAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                            SELECT EQUITY PORTFOLIO
                     (FORMERLY, THE CORE EQUITY PORTFOLIO)

                                                                   FOR THE
                                                                    PERIOD
                                                 YEAR     YEAR    9/13/93/1/
                                                ENDED     ENDED    THROUGH
                                               9/30/95   9/30/94   9/30/93
NET ASSET VALUE AT BEGINNING OF PERIOD         $   9.92  $  9.97   $ 10.00
                                               --------  -------   -------
Income from investment operations
 Net investment income                             0.22     0.22      0.01
 Net gain (loss) on investments (both realized
  and unrealized)                                  2.08    (0.04)    (0.04)
                                               --------  -------   -------
 Total from investment operations                  2.30     0.18     (0.03)
                                               --------  -------   -------
LESS DISTRIBUTIONS
 Distributions from net investment income         (0.22)   (0.23)      - -
 Distributions from net realized capital gains    (0.12)     - -       - -
                                               --------  -------   -------
 Total distributions                              (0.34)   (0.23)      - -
                                               --------  -------   -------
NET ASSET VALUE AT END OF PERIOD               $  11.88  $  9.92   $  9.97
                                               ========  =======   =======
Total return                                      23.76%    1.79%     (.30)%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in thousands)    $238,813  $48,123   $69,268
 Ratios of expenses to average net assets
 After advisory/administration fee waivers         0.67%    0.65%     0.65%/2/
 Before advisory/administration fee waivers        0.85%    0.93%     0.87%/2/
 Ratios of net investment income to average
  net assets
 After advisory/administration fee waivers         2.35%    2.11%     2.17%/2/
 Before advisory/administration fee waivers        2.17%    1.82%     1.95%/2/
PORTFOLIO TURNOVER RATE                              51%      88%        2%

/1/Commencement of operations.
/2/Annualized.

--------------------------------------------------------------------------------
(FOR AN INSTITUTIONAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                             INDEX EQUITY PORTFOLIO

                                                                    FOR THE
                                                                     PERIOD
                                       YEAR      YEAR      YEAR    4/20/92/1/
                                      ENDED     ENDED     ENDED     THROUGH
                                     9/30/95   9/30/94   9/30/93    9/30/92
NET ASSET VALUE AT BEGINNING OF
 PERIOD                              $  10.93  $  11.02  $  10.06   $  10.00
                                     --------  --------  --------   --------
Income from investment operations
 Net investment income                   0.38      0.31      0.27       0.13
 Net realized gain (loss) on
  investments                            2.73      0.03      0.97       0.03
                                     --------  --------  --------   --------
 Total from investment operations        3.11      0.34      1.24       0.16
                                     --------  --------  --------   --------
LESS DISTRIBUTIONS
 Distributions from net investment
  income                                (0.34)    (0.32)    (0.28)     (0.10)
 Distributions from net realized
  capital gains                         (0.12)    (0.11)      - -        - -
                                     --------  --------  --------   --------
 Total distributions                    (0.46)    (0.43)    (0.28)     (0.10)
                                     --------  --------  --------   --------
NET ASSET VALUE AT END OF PERIOD     $  13.58  $  10.93  $  11.02   $  10.06
                                     ========  ========  ========   ========
Total return                            29.30%     3.07%    12.40%      1.62%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in
  thousands)                         $109,433  $147,746  $186,163   $175,888
 Ratios of expenses to average net
  assets
 After advisory/administration fee
  waivers                                0.17%     0.15%     0.40%      0.45%/2/
 Before advisory/administration fee
  waivers                                0.50%     0.52%     0.52%      0.64%/2/
 Ratios of net investment income to
  average net assets
 After advisory/administration fee
  waivers                                2.92%     2.72%     2.46%      2.85%/2/
 Before advisory/administration fee
  waivers                                2.59%     2.35%     2.34%      2.66%/2/
PORTFOLIO TURNOVER RATE                    18%       17%        8%        23%

/1/Commencement of operations.
/2/Annualized.

--------------------------------------------------------------------------------
(FOR AN INSTITUTIONAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                               BALANCED PORTFOLIO

                                                                  FOR THE
                                                                  PERIOD
                                      YEAR     YEAR      YEAR    5/1/92/1/
                                      ENDED    ENDED     ENDED    THROUGH
                                     9/30/95  9/30/94   9/30/93   9/30/92
NET ASSET VALUE AT BEGINNING OF
 PERIOD                              $ 11.98  $ 12.42   $ 11.53   $11.01
                                     -------  -------   -------   ------
Income from investment operations
 Net investment income                  0.46     0.38      0.30     0.17
 Net realized gain (loss) on
  investments                           1.90    (0.39)     1.15     0.51
                                     -------  -------   -------   ------
 Total from investment operations       2.36    (0.01)     1.45     0.68
                                     -------  -------   -------   ------
LESS DISTRIBUTIONS
 Distributions from net investment
  income                               (0.47)   (0.37)    (0.30)   (0.16)
 Distributions from net realized
  capital gains                        (0.14)   (0.06)    (0.26)     - -
                                     -------  -------   -------   ------
 Total distributions                   (0.61)   (0.43)    (0.56)   (0.16)
                                     -------  -------   -------   ------
NET ASSET VALUE AT END OF PERIOD     $ 13.73  $ 11.98   $ 12.42   $11.53
                                     =======  =======   =======   ======
Total return                           20.32%   (0.11)%   12.86%    6.23%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in
  thousands)                         $24,525  $17,610   $12,928   $2,501
 Ratios of expenses to average net
  assets
 After advisory/administration fee
  waivers                               0.67%    0.65%     0.80%    0.95%/2/
 Before advisory/administration fee
  waivers                               0.88%    0.91%     0.98%    1.51%/2/
 Ratios of net investment income to
  average net assets
 After advisory/administration fee
  waivers                               3.78%    3.16%     2.89%    3.28%/2/
 Before advisory/administration fee
  waivers                               3.56%    2.89%     2.71%    2.72%/2/
PORTFOLIO TURNOVER RATE                  154%      54%       32%      36%

/1/Commencement of operations.
/2/Annualized.

What Are The Portfolios?
--------------------------------------------------------------------------------
                The COMPASS CAPITAL FUND family consists of 28 portfolios and has been structured to include many different investment styles so that investors may participate across multiple dis-ciplines in order to seek their long-term financial goals.

                The Equity Portfolios of COMPASS CAPITAL FUNDS consist of nine investment portfolios that provide investors with a broad spectrum of investment alternatives within the equity sector. Six of these Portfolios invest primarily in U.S. stocks, two Portfolios invest in non-U.S. international stocks and one Portfolio invests in a combination of U.S. stocks and bonds.

                In certain investment cycles and over certain holding periods, an equity fund that invests according to a "value" style or a "growth" style may perform above or below the market. An in-vestment program that combines these multiple disciplines al-lows investors to select from among these various product op-tions in the way that most closely fits the investor's goals and sentiments.

INVESTMENT      Each of the nine Compass Capital Equity Portfolios seeks to
OBJECTIVES      provide long-term Capital Appreciation.

                The Select Equity and Value Equity Portfolios pursue a second-ary objective of Current Income from dividends.

                The Balanced Portfolio pursues a secondary objective of Cur-rent Income from an allocation to fixed income securities.

                To meet its investment objective, each Portfolio employs a specific investment style, as described below. No assurance can be made that a Portfolio will achieve its investment ob-jective.

What Are The Differences Among The Portfolios?
--------------------------------------------------------------------------------

        COMPASS                                                                      PERFORMANCE
     CAPITAL FUND              INVESTMENT STYLE             PORTFOLIO EMPHASIS        BENCHMARK*
Value Equity             Pursues equity securities     Stocks with price/earnings    Russell 1000
                         (defined as common stocks or  and price/book ratios at      Value Index
                         securities convertible into   time of purchase below
                         common stocks) which the      average for benchmark and
                         sub-adviser believes are      capitalization in excess of
                         undervalued. A security's     $1 billion.
                         earnings trend and its
                         dividend growth rate will
                         also be factors considered
                         in security selection.
Growth Equity            Pursues stocks with earnings  Stocks with growth rate       Russell 1000
                         growth potential. Emphasizes  estimates in excess of        Growth Index
                         stocks which the sub-adviser  average for benchmark and
                         considers to have favorable   capitalization in excess of
                         and above-average earnings    $1 billion.
                         growth prospects.
Small Cap Value Equity   Pursues small cap stocks      Stocks with price/earnings    Russell 2000
                         which the sub-adviser         and price/book ratios at      Index
                         believes are undervalued. A   time of purchase below
                         security's earnings trend     average for benchmark and
                         and its dividend growth rate  capitalization below $1
                         will also be factors          billion.
                         considered in security
                         selection.
Small Cap Growth Equity  Pursues small cap stocks      Stocks with growth rate       Russell 2000
                         with earnings growth          estimates in excess of        Growth Index
                         potential. Emphasizes small   average for benchmark and
                         cap stocks which the sub-     capitalization below $1
                         adviser considers to have     billion.
                         favorable and above-average
                         earnings growth prospects.
International Equity     Pursues non-dollar            Portfolio assets are          EAFE Index
                         denominated stocks of         primarily invested in
                         issuers in countries          international stocks.
                         included in the Morgan
                         Stanley Capital               Stocks with price/earnings
                         International Europe,         ratios below average for a
                         Australia and the Far East    security's home market or
                         Index ("EAFE"). Within this   stock exchange.
                         universe, a value style of
                         investing is employed to      Diversification across
                         select stocks which the sub-  countries, industry groups
                         adviser believes are          and companies with
                         undervalued. A security's     investment at all times in
                         earnings trend and its        at least three foreign
                         dividend growth rate will     countries.
                         also be factors considered
                         in security selection. The
                         sub-adviser will also
                         consider macroeconomic
                         factors such as the
                         prospects for relative
                         economic growth among
                         certain foreign countries,
                         expected levels of
                         inflation, government
                         policies influencing
                         business conditions and the
                         outlook for currency
                         relationships.

* For more information on a Portfolio's benchmark, see the Appendix at the back of this Prospectus.

       COMPASS                                                                       PERFORMANCE
     CAPITAL FUND             INVESTMENT STYLE             PORTFOLIO EMPHASIS        BENCHMARK*
International Emerging  Pursues non-dollar            Portfolio assets are          MSCI
Markets                 denominated stocks of         primarily invested in stocks  International
                        issuers in emerging country   of emerging market issuers.   Emerging
                        markets (generally any                                      Markets Free
                        country considered to be      Stocks with price/earnings    Index
                        emerging or developing by     ratios below average for a
                        the World Bank, the           security's home market or
                        International Finance         stock exchange.
                        Corporation or the United
                        Nations). Within this         Ordinarily, stocks of
                        universe, a value style of    issuers in at least three
                        investing is employed to      emerging markets will be
                        select stocks which the sub-  held.
                        adviser believes are
                        undervalued. The sub-adviser
                        will also consider
                        macroeconomic factors such
                        as the prospects for
                        relative economic growth
                        among certain foreign
                        countries, expected levels
                        of inflation, government
                        policies influencing
                        business conditions and the
                        outlook for currency
                        relationships.
Select Equity           Combines value and growth     Similar sector weightings as  S&P 500 Index
                        style as sub-adviser          benchmark, with over- or
                        identifies market             under-weighting in
                        opportunity.                  particular securities within
                                                      those sectors.
Index Equity            Invests all of its assets     Holds substantially all the   S&P 500 Index
                        directly or, after the 1996   stocks of the S&P 500 Index
                        conversion, indirectly        in approximately the same
                        through the U.S. Large        proportions as they are
                        Company Series (the "Index    represented in the Index.
                        Master Portfolio") of The
                        DFA Investment Trust Company
                        in the stocks of the S&P 500
                        Index using a passive
                        investment style that
                        pursues the replication of
                        the S&P 500 Index return.
Balanced                Holds a blend of equity and   Maintains a minimum 25%       S&P 500 and
                        fixed income securities to    investment in fixed income    Salomon Broad
                        deliver total return through  senior securities.            Investment
                        capital appreciation and                                    Grade Index
                        current income.
                        Equity Portion:               Equity Portion:
                        Combines value and growth     Similar sector weightings as
                        style as sub-adviser          benchmark, with over- or
                        identifies market             under- weighting in
                        opportunity.                  particular securities within
                                                      those sectors.
                        Fixed Income Portion:         Fixed Income Portion:
                        Combines sector rotation and  Dollar-denominated
                        security selection across a   investment grade bonds,
                        broad universe of fixed       including U.S. Government,
                        income securities.            mortgage-backed, asset-
                                                      backed and corporate debt
                                                      securities.

* For more information on a Portfolio's benchmark, see the Appendix at the back of this Prospectus.

What Additional Investment Policies And Risks Apply?
--------------------------------------------------------------------------------
The discussion below applies to each of the Portfolios (and, with respect to the Index Equity Portfolio, its investment in the Index Master Portfolio) un-less otherwise noted.

EQUITY SECURITIES. During normal market conditions each Portfolio, except the Balanced Portfolio, will normally invest at least 80% of the value of its total assets in equity securities. The Portfolios will invest primarily in equity se-curities of U.S. issuers, except the International Equity and International Emerging Markets Portfolios, which will invest primarily in foreign issuers. Equity securities include common stock and preferred stock (including convert-ible preferred stock); bonds, notes and debentures convertible into common or preferred stock; stock purchase warrants and rights; equity interests in trusts and partnerships; and depositary receipts of companies.

ADRS, EDRS AND GDRS. Each Portfolio (other than the Index Master Portfolio) may invest in both sponsored and unsponsored American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs"), Global Depository Receipts ("GDRs") and other similar global instruments. ADRs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental De-pository Receipts, are receipts issued in Europe, typically by foreign banks and trust companies, that evidence ownership of either foreign or domestic un-derlying securities. GDRs are depository receipts structured like global debt issues to facilitate trading on an international basis. Unsponsored ADR, EDR and GDR programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information con-cerning the issuer may not be as current as for sponsored ADRs, EDRs and GDRs, and the prices of unsponsored ADRs, EDRs and GDRs may be more volatile than if such instruments were sponsored by the issuer. Investments in ADRs, EDRs and GDRs present additional investment considerations as described below under "In-ternational Portfolios."

OPTIONS AND FUTURES CONTRACTS. To the extent consistent with its investment ob-jective, each Portfolio (other than the Index Master Portfolio) may write cov-ered call options, buy put options, buy call options and write secured put op-tions for the purpose of hedging or earning additional income, which may be deemed speculative or, with respect to the International Equity and Interna-tional Emerging Markets Portfolios, cross-hedging. These options may relate to particular securities, financial instruments, foreign currencies, stock or bond indices or the yield differential between two securities, and may or may not be listed on a securities exchange and may or may not be issued by the Options Clearing Corporation. A Portfolio will not purchase put and call options where the aggregate premiums on outstanding options exceed 5% of its net assets at the time of purchase, and will not write options on more than 25% of the value of its net assets (measured at the time an option is written). Options trading is a highly specialized activity that entails greater than ordinary investment risks. In addition, unlisted options are not subject to the protections af-forded purchasers of listed options issued by the Options Clearing Corporation, which performs the obligations of its members if they default.

To the extent consistent with its investment objective, each Portfolio may also invest in futures contracts and options on futures contracts to commit funds awaiting investment in stocks or maintain cash liquidity or, except with re-spect to the Index Master Portfolio, for other hedging purposes. The value of a Portfolio's contracts may equal or exceed 100% of the Fund's total assets, al-though a Portfolio will not purchase or sell a futures contract unless immedi-ately afterwards the aggregate amount of margin deposits on its existing futures positions plus the amount of premiums paid for related futures options entered into for other than bona fide hedging purposes is 5% or less of its net assets.

Futures contracts obligate a Portfolio, at maturity, to take or make delivery of securities, the cash value of a securities index or a stated quantity of a foreign currency. A Portfolio may sell a futures contract in order to offset an expected decrease in the value of its portfolio positions that might otherwise result from a market decline or currency exchange fluctuation. A Portfolio may do so either to hedge the value of its securities portfolio as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. In addition, a Portfolio may utilize futures con-tracts in anticipation of changes in the composition of its holdings or in cur-rency exchange rates.

A Portfolio may purchase and sell call and put options on futures contracts traded on an exchange or board of trade. When a Portfolio purchases an option on a futures contract, it has the right to assume a position as a purchaser or a seller of a futures contract at a specified exercise price during the option period. When a Portfolio sells an option on a futures contract, it becomes ob-ligated to sell or buy a futures contract if the option is exercised. In con-nection with a Portfolio's position in a futures contract or related option, the Fund will create a segregated account of liquid high grade assets or will otherwise cover its position in accordance with applicable SEC requirements.

The primary risks associated with the use of futures contracts and options are
(a) the imperfect correlation between the change in market value of the instru-ments held by a Portfolio and the price of the futures contract or option; (b) possible lack of a liquid secondary market for a futures contract and the re-sulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; and (d) a sub-adviser's inability to predict correctly the direction of securities pric-es, interest rates, currency exchange rates and other economic factors. For further discussion of risks involved with domestic and foreign futures and op-tions, see Appendix B in the Statement of Additional Information.

The Fund intends to comply with the regulations of the Commodity Futures Trad-ing Commission exempting the Portfolios from registration as a "commodity pool operator."

LIQUIDITY MANAGEMENT. Pending investment, to meet anticipated redemption re-quests, or, in the case of all Portfolios except the Index Master Portfolio, as a temporary defensive measure if its sub-adviser determines that market condi-tions warrant, a Portfolio may also invest without limitation in high quality money market instruments. The Balanced Portfolio may also invest in these secu-rities in furtherance of its investment objective.

High quality money market instruments include U.S. government obligations, U.S. government agency obligations, dollar denominated obligations of foreign is-suers issued in the U.S., bank obligations, including U.S. subsidiaries and branches of foreign banks, corporate obligations, commercial paper, repurchase agreements and obligations of supranational organizations. Generally, such ob-ligations will mature within one year from the date of settlement, but may ma-ture within two years from the date of settlement. Under a repurchase agree-ment, a Portfolio agrees to purchase debt securities from financial institu-tions subject to the seller's agreement to repurchase them at an agreed upon time and price. Repurchase agreements are, in substance, loans. Default by or bankruptcy of a seller would expose a Portfolio to possible loss because of ad-verse market action, expenses and/or delays in connection with the disposition of the underlying obligations.

WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS. Each Portfolio (other than the Index Master Portfolio) may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transac-tions involve a commitment by a Portfolio to purchase or sell particular secu-rities with payment and delivery taking place at a future date (perhaps one or two months later), and permit a Portfolio to lock in a price or yield on a se-curity it owns or intends to purchase, regardless of future changes in interest rates. When-issued and forward commitment transactions involve the risk, howev-er, that the price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the securities delivery takes place. Each Portfolio's when-issued purchases and forward commitments are not expected to exceed 25% of the value of its total assets absent unusual mar-ket conditions. The Portfolios do not intend to engage in when-issued purchases and forward commitments for speculative purposes but only in furtherance of their investment objectives.

REVERSE REPURCHASE AGREEMENTS AND OTHER BORROWINGS. Each Portfolio is autho-rized to make limited borrowings. If the securities held by a Portfolio should decline in value while borrowings are outstanding, the net asset value of the Portfolio's outstanding shares will decline in value by proportionately more than the decline in value suffered by the Portfolio's securities. Borrowings may be made by the Balanced Portfolio through reverse repurchase agreements un-der which a Portfolio sells portfolio securities to financial institutions such as banks and broker-dealers and agrees to repurchase them at a particular date and price. The Balanced Portfolio may use the proceeds of reverse repurchase agreements to purchase other securities either maturing, or under an agreement to resell, on a date simultaneous with or prior to the expiration of the re-verse repurchase agreement. The Balanced Portfolio may utilize reverse repur-chase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the in-terest expense of the transaction. This use of reverse repurchase agreements may be regarded as leveraging and, therefore, speculative. Reverse repurchase agreements involve the risks that the interest income earned in the investment of the proceeds will be less than the interest expense, that the market value of the securities sold by the Balanced Portfolio may decline below the price of the securities the Portfolio is obligated to repurchase and that the securities may not be returned to the Portfolio. During the time a reverse repurchase agreement is outstanding, the Balanced Portfolio will main-tain a segregated account with the Fund's custodian containing cash, U.S. Gov-ernment or other appropriate liquid high-grade debt securities having a value at least equal to the repurchase price. A Portfolio's reverse repurchase agree-ments, together with any other borrowings, will not exceed, in the aggregate, 33 1/3% of the value of its total assets. In addition, whenever borrowings ex-ceed 5% of a Portfolio's total assets, the Portfolios (other than the Balanced Portfolio) will not make any investments.

INVESTMENT COMPANIES. In connection with the management of their daily cash po-sitions, the Portfolios (other than the Index Master Portfolio) may invest in securities issued by other investment companies which invest in short-term debt securities and which seek to maintain a $1.00 net asset value per share. The International Equity and International Emerging Markets Portfolios may purchase shares of investment companies investing primarily in foreign securities, in-cluding so-called "country funds." Country funds have portfolios consisting exclusively of securities of issuers located in one foreign country. The Index Equity Portfolio may also invest in Standard & Poor's Depository Receipts (SPDRs) and shares of other investment companies that are structured to seek a similar correlation to the performance of the S&P 500 Index. Securities of other investment companies will be acquired within limits prescribed by the In-vestment Company Act of 1940 (the "1940 Act"). As a shareholder of another in-vestment company, a Portfolio would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the expenses each bears directly in connection with its own operations.

SECURITIES LENDING. A Portfolio may seek additional income by lending securi-ties on a short-term basis. The securities lending agreements will require that the loans be secured by collateral in cash, U.S. Government securities or (ex-cept for the Index Master Portfolio) irrevocable bank letters of credit main-tained on a current basis equal in value to at least the market value of the loaned securities. A Portfolio may not make such loans in excess of 33 1/3% of the value of its total assets. Securities loans involve risks of delay in re-ceiving additional collateral or in recovering the loaned securities, or possi-bly loss of rights in the collateral if the borrower of the securities becomes insolvent.

ILLIQUID SECURITIES. No Portfolio will knowingly invest more than 15% (10% with respect to the Index Master Portfolio) of the value of its net assets in secu-rities that are illiquid. Variable and floating rate instruments that cannot be disposed of within seven days, and repurchase agreements and time deposits that do not provide for payment within seven days after notice, without taking a re-duced price, are subject to these limits. Each Portfolio may purchase securi-ties which are not registered under the Securities Act of 1933 (the "1933 Act") but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. Any such security will not be considered illiquid so long as it is determined by the adviser or sub-adviser, acting under guide-lines approved and monitored by the Board, that an adequate trading market ex-ists for that security. This investment practice could have the effect of in-creasing the level of illiquidity in a Portfolio during any period that quali-fied institutional buyers become uninterested in purchasing these restricted securities.

SMALL CAP GROWTH EQUITY AND SMALL CAP VALUE PORTFOLIOS. Under normal market conditions, the Small Cap Growth Equity Portfolio and Small Cap Value Equity Portfolio will invest at least 90% (and in any event at least 65%) of their re-spective total assets in equity securities of smaller-capitalized organizations (less than $1 billion at the time of purchase). These organizations will nor-mally have limited product lines, markets and financial resources and will be dependent upon a limited management group.

INDEX EQUITY AND INDEX MASTER PORTFOLIOS. During normal market conditions, the Index Equity Portfolio and Index Master Portfolio (in which all of the assets of the Index Equity Portfolio will be invested after its 1996 conversion) in-vest at least 95% of the value of their total assets in securities included in the Standard & Poor's 500(R) Composite Stock Price Index (the "S&P 500 Index"). The Index Master Portfolio intends to invest in all of the stocks that comprise the S&P 500 Index in approximately the same proportion as they are represented in the Index. These Portfolios will operate as index portfolios and, therefore, are not actively managed (through the use of economic, financial or market analysis), and adverse performance will ordinarily not result in the elimina-tion of a stock from the Portfolios. The Portfolios will remain fully invested in common stocks even when stock prices are generally falling. Ordinarily, portfolio securities will not be sold except to reflect additions or deletions of the stocks that comprise the S&P 500 Index, including mergers, reorganiza-tions and similar transactions and, to the extent necessary, to provide cash to pay redemptions of a Portfolio's shares. The investment performance of the In-dex Master Portfolio and the Index Equity Portfolio is expected to approximate the investment performance of the S&P 500 Index, which tends to be cyclical in nature, reflecting periods when stock prices generally rise or fall.

Neither the Index Equity Portfolio nor the Index Master Portfolio are spon-sored, endorsed, sold or promoted by S&P. S&P makes no representation or war-ranty, express or implied, to the owners of the Index Equity Portfolio or the Index Master Portfolio or any member of the public regarding the advisability of investing in securities generally or in the Index Equity Portfolio or the Index Master Portfolio particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Index Equity Portfolio or the Index Master Portfolio is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Index Equity Portfolio or the Index Master Portfolio. S&P has no obligation to take the needs of the In-dex Equity Portfolio or the Index Master Portfolio or their respective owners into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Index Equity Portfolio or the Index Master Portfolio or the timing of the issuance or sale of the Index Equity Portfolio or the In-dex Master Portfolio or in the determination or calculation of the equation by which the Index Equity Portfolio or the Index Master Portfolio is to be con-verted into cash. S&P has no obligation or liability in connection with the ad-ministration, marketing or trading of the Index Equity Portfolio or Index Mas-ter Portfolio.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 IN-DEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ER-RORS, OMISSIONS OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IM-PLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMIT-ING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPE-CIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

INTERNATIONAL PORTFOLIOS. During normal market conditions, the International Equity Portfolio and International Emerging Markets Portfolio (the "Interna-tional Portfolios") will invest at least 90% (and in any event at least 65%) of their total assets in equity securities of foreign issuers. Investing in for-eign securities involves considerations not typically associated with investing in securities of companies organized and operated in the United States. Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, the value of a Portfolio that invests in foreign securities as measured in U.S. dollars will be affected favorably or unfavorably by changes in exchange rates.

A Portfolio's investments in foreign securities may also be adversely affected by changes in foreign political or social conditions, diplomatic relations, confiscatory taxation, expropriation, limitation on the removal of funds or as-sets, or imposition of (or change in) exchange control regulations. In addi-tion, changes in government administrations or economic or monetary policies in the U.S. or abroad could result in appreciation or depreciation of portfolio securities and could favorably or adversely affect a Portfolio's operations.

In general, less information is publicly available with respect to foreign is-suers than is available with respect to U.S. companies. Most foreign companies are also not subject to the uniform accounting and financial reporting require-ments applicable to issuers in the United States. While the volume of transac-tions effected on foreign stock exchanges has increased in recent years, it re-mains appreciably below that of the New York Stock Exchange. Accordingly, a Portfolio's foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities in U.S. companies. In addi-tion, there is generally less government supervision and regulation of securi-ties exchanges, brokers and issuers in foreign countries than in the United States.

The expense ratios of the International Equity and International Emerging Mar-kets Portfolios can be expected to be higher than those of Portfolios investing primarily in domestic securities. The costs attributable to investing abroad are usually higher for several reasons, such as the higher cost of investment research, higher cost of custody of foreign securities, higher commissions paid on comparable transactions on foreign markets and additional costs arising from delays in settlements of transactions involving foreign securities.

As stated, the International Emerging Markets Portfolio will invest its assets in countries with emerging economies or securities markets. These countries may include Argentina, Brazil, Bulgaria, Chile, China, Colombia, The Czech Repub-lic, Ecuador, Greece, Hungary, India, Israel, Lebanon, Malaysia, Mexico, Moroc-co, Peru, The Philippines, Poland, Romania, Russia, South Africa, South Korea, Taiwan, Thailand, Tunisia, Turkey, Venezuela and Vietnam. Political and eco-nomic structures in many of these countries may be undergoing significant evo-lution and rapid development, and these countries may lack the social, politi-cal and economic stability characteristic of more developed countries. Some of these countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of na-tionalization or expropriation of assets, may be heightened. In addition, unan-ticipated political or social developments may affect the value of investments in these countries and the availability to the Portfolio of additional invest-ments in emerging market countries. The small size and inexperience of the se-curities markets in certain of these countries and the limited volume of trad-ing in securities in these countries may make investments in the countries il-liquid and more volatile than investments in Japan or most Western European countries. There may be little financial or accounting information available with respect to issuers located in certain emerging market countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

The International Equity Portfolio invests primarily in equity securities of issuers located in countries included in EAFE. Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Italy, Japan, Netherlands, New Zealand, Norway, Singapore, Malaysia, Spain, Sweden, Switzerland and the United Kingdom are currently included in EAFE.

The International Equity and International Emerging Markets Portfolios may use forward foreign currency exchange contracts to hedge against movements in the value of foreign currencies (including the European Currency Unit (ECU)) rela-tive to the U.S. dollar in connection with specific portfolio transactions or with respect to portfolio positions. A forward foreign currency exchange con-tract involves an obligation to purchase or sell a specified currency at a fu-ture date at a price set at the time of the contract. Foreign currency exchange contracts do not eliminate fluctuations in the values of portfolio securities but rather allow the Portfolio to establish a rate of exchange for a future point in time.

BALANCED PORTFOLIO. Fixed income securities purchased by the Balanced Portfolio may include domestic and dollar-denominated foreign debt securities, including bonds, debentures, notes, equipment lease and trust certificates, mortgage-re-lated and asset-backed securities, guaranteed investment contracts (GICs) and obligations issued or guaranteed by the U.S. Government or its agencies or in-strumentalities. These securities will be rated at the time of purchase within the four highest rating groups assigned by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Group ("S&P") or another nationally rec-ognized statistical rating organization. If unrated, the securities will be de-termined at the time of purchase to be of comparable quality by the sub-advis-er. Securities rated "Baa" by Moody's or "BBB" by S&P, respectively, are gener-ally considered to be investment grade although they have speculative charac-teristics. If a fixed income security is reduced below Baa by Moody's or BBB by S&P, the Portfolio's sub-adviser will dispose of the security in an orderly fashion as soon as practicable. Investments in securities of foreign issuers, which present additional investment considerations as described above under "International Portfolios," will be limited to 5% of the Portfolio's total assets.

The market value of the Balanced Portfolio's investments in fixed income corpo-rate and other securities will change in response to changes in interest rates and the relative financial strength of each issuer. During periods of falling interest rates, the values of long-term fixed income securities generally rise. Conversely, during periods of rising interest rates the values of such securi-ties generally decline. Changes in the financial strength of an issuer or changes in the ratings of any particular security may also affect the value of these investments.

The Balanced Portfolio may purchase asset-backed securities (i.e., securities backed by home equity loans, installment sale contracts, credit card receiv-ables or other assets). The average life of asset-backed securities varies with the maturities of the underlying instruments which, in the case of mortgages, have maximum maturities of forty years. The average life of a mortgage-backed instrument, in particular, is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of scheduled principal payments and mortgage prepayments. The rate of such mort-gage prepayments, and hence the life of the certificates, will be primarily a function of current market rates and current conditions in the relevant housing markets. The relationship between mortgage prepayment and interest rates may give some high-yielding mortgage-related securities less potential for growth in value than conventional bonds with comparable maturities. In addition, in periods of falling interest rates, the rate of mortgage prepayment tends to in-crease. During such periods, the reinvestment of prepayment proceeds by the Balanced Portfolio will generally be at lower rates than the rates that were carried by the obligations that have been prepaid. Because of these and other reasons, an asset-backed security's total return may be difficult to predict precisely. To the extent that the Balanced Portfolio purchases mortgage-related or mortgage-backed securities at a premium, mortgage prepayments (which may be made at any time without penalty) may result in some loss of the Balanced Port-folio's principal investment to the extent of premium paid.

Presently there are several types of mortgage-backed securities including: (i) those that are issued or guaranteed by U.S. Government agencies, including guaranteed mortgage pass-through certificates, which provide the holder with a pro rata interest in the underlying mortgages; and (ii) collateralized mortgage obligations ("CMOs"), which provide the holder with a specified interest in the cash flow of a pool of underlying mortgages or other mortgage-backed securi-ties. Issuers of CMOs frequently elect to be taxed as a pass-through entity known as real estate mortgage investment conduits, or REMICs. CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final distribution date. The relative payment rights of the various CMO clas-ses may be structured in many ways. In most cases, however, payments of princi-pal are applied to the CMO classes in the order of their respective stated ma-turities, so that no principal payments will be made on a CMO class until all other classes having an earlier stated maturity date are paid in full. The classes may include accrual certificates (also known as "Z-Bonds"), which only accrue interest at a specified rate until other specified classes have been re-tired and are converted thereafter to interest-paying securities. They may also include planned amortization classes ("PACs") which generally require, within certain lim-its, that specified amounts of principal be applied on each payment date, and generally exhibit less yield and market volatility than other classes.

The Balanced Fund may also purchase obligations issued or guaranteed by the U.S. Government and U.S. Government agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury. Others, such as those of the Export-Im-port Bank of the United States, are supported by the right of the issuer to borrow from the U.S. Treasury; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instru-mentalities if it is not obligated to do so by law. Certain U.S. Treasury and agency securities may be held by trusts that issue participation certificates (such as Treasury income growth receipts ("TIGRs") and certificates of accrual on Treasury certificates ("CATs")). The Balanced Portfolio may purchase these certificates and may also purchase Treasury receipts and other stripped securi-ties, which represent beneficial ownership interests in either future interest payments or the future principal payments on U.S. Government obligations. These instruments are issued at a discount to their "face value" and may (particu-larly in the case of stripped mortgage-backed securities) exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors.

The Balanced Portfolio may also purchase zero-coupon bonds (i.e., discount debt obligations that do not make periodic interest payments). Zero-coupon bonds are subject to greater market fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of inter-est.

To take advantage of attractive opportunities in the mortgage market and to en-hance current income, the Balanced Portfolio may enter into dollar roll trans-actions. A dollar roll transaction involves a sale by the Portfolio of a mort-gage-backed or other security concurrently with an agreement by the Portfolio to repurchase a similar security at a later date at an agreed-upon price. The securities that are repurchased will bear the same interest rate and stated ma-turity as those sold, but pools of mortgages collateralizing such securities may have different prepayment histories than those sold. During the period be-tween the sale and repurchase, the Portfolio will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for the Portfolio, and the income from these investments will generate income for the Portfolio. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of the Portfolio compared with what the performance would have been without the use of dollar rolls. At the time that the Portfolio enters into a dollar roll transaction, it will place in a segregated account maintained with its custodian cash, U.S. Government securities or other liquid high grade debt obligations having a value equal to the repurchase price (including accrued interest) and will sub-sequently monitor the account to ensure that its value is maintained. The Port-folio's dollar rolls, together with its reverse repurchase agreements and other borrowings, will not exceed, in the aggregate, 33 1/3% of the value of its to-tal assets.

Dollar roll transactions involve the risk that the market value of the securi-ties the Portfolio is required to purchase may decline below the agreed upon repurchase price of those securities. If the broker/dealer to whom the Portfo-lio sells securities becomes insolvent, the Portfolio's right to purchase or repurchase securities may be restricted and the instruments which the Portfolio is required to repurchase may be worth less than an instrument which the Port-folio originally held when the Portfolio is able to complete the purchase. Suc-cessful use of mortgage dollar rolls may depend upon a sub-adviser's ability to correctly predict interest rates and prepayments. There is no assurance that dollar rolls can be successfully employed.

PORTFOLIO TURNOVER RATES. Under normal market conditions, it is expected that the annual portfolio turnover rate for each Portfolio (including both the eq-uity and fixed income portions of the Balanced Portfolio in the aggregate) and for the Index Master Portfolio will not exceed 150%. A Portfolio's annual port-folio turnover rate will not, however, be a factor preventing a sale or pur-chase when the adviser or sub-adviser believes investment considerations war-rant such sale or purchase. Portfolio turnover may vary greatly from year to year as well as within a particular year. High portfolio turnover rates (i.e., over 100%) will generally result in higher transaction costs to a Portfolio.

What Are The Portfolios' Fundamental Investment Limitations?
--------------------------------------------------------------------------------
A Portfolio's (other than the Index Master Portfolio) investment objective and policies may be changed by the Fund's Board of Trustees without shareholder ap-proval. However, shareholders will be given at least 30 days' notice before any such change. The investment objective of the Index Master Portfolio may not be changed without the approval of shareholders of that Portfolio. No assurance can be provided that a Portfolio will achieve its investment objective.

Each Portfolio has also adopted certain fundamental investment limitations that may be changed only with the approval of a "majority of the outstanding shares of a Portfolio" (as defined in the Statement of Additional Information). Sev-eral of the Portfolios' fundamental investment policies, which are set forth in full in the Statement of Additional Information, are summarized below.

No Portfolio may:

(1) purchase securities (except U.S. Government securities and related repur-chase agreements) if more than 5% of its total assets will be invested in the securities of any one issuer, except that up to 25% of a Portfolio's total assets may be invested without regard to this 5% limitation;

(2) subject to the foregoing 25% exception (other than with respect to the In-dex Master Portfolio), purchase more than 10% of the outstanding voting se-curities of any issuer;

(3) invest 25% or more of its total assets in one or more issuers conducting their principal business activities in the same industry; and

(4) borrow money in amounts over one-third of the value of its total assets at the time of such borrowing.

These investment limitations are applied at the time investment securities are purchased. Notwithstanding the investment limitations, the Index Equity Portfo-lio may invest all of its assets in shares of an open-end management investment company with substantially the same investment objective, policies and limita-tions of that Portfolio.

In order to permit the sale of its shares in certain states, the Fund may make commitments more restrictive than the investment policies and limitations de-scribed in this Prospectus. If the Fund determines that any commitment is no longer in the best interests of a Portfolio, it will revoke the commitment by terminating sales of shares of the Portfolio in the state involved.

Who Manages The Fund?
--------------------------------------------------------------------------------
BOARD OF TRUSTEES
                The business and affairs of the Fund and of The DFA Investment Trust Company (in which the assets of the Fund's Index Equity Portfolio will be invested after its 1996 conversion) are man-aged under the direction of their separate Boards of Trustees. The following individuals were elected by shareholders on Jan-uary 4, 1996 to serve as trustees of Compass Capital Funds:

                 William O. Albertini--Executive Vice President and Chief Fi-nancial Officer of Bell Atlantic Corporation.

                 Raymond J. Clark--Treasurer of Princeton University.

                 Robert M. Hernandez--Vice Chairman and Chief Financial Offi-cer of USX Corporation.

                 Anthony M. Santomero--Deputy Dean of The Wharton School, Uni-versity of Pennsylvania.

                 David R. Wilmerding, Jr.--President of Gates, Wilmerding, Carper & Rawlings, Inc.

                The Statement of Additional Information furnishes additional information about the trustees and officers of both the Fund and The DFA Investment Trust Company.

ADVISER AND     The Adviser to Compass Capital Funds is PNC Asset Management
SUB-ADVISERS    Group ("PAMG"), except with respect to the Index Equity Port-
                folio. Each of the Portfolios within the Compass Capital Fund family is managed by a specialized portfolio manager who is a member of one of PAMG's portfolio management subsidiaries.

                The Portfolios (other than the Index Equity Portfolio) and their investment sub-advisers and portfolio managers are as follows:

                           INVESTMENT
COMPASS CAPITAL PORTFOLIO  SUB-ADVISER          PORTFOLIO MANAGER
-------------------------  ----------- ------------------------------------
Value Equity                PCM(/1/)   Earl J. Gaskins; Vice President of
                                       PCM since 1985; Portfolio co-manager
                                       since 1994.
                                       Benedict E. Capaldi; Vice President
                                       of PCM since 1995; prior to joining
                                       PCM, Senior Vice President and
                                       portfolio manager with Radnor
                                       Capital Management, President of
                                       Chestnut Hill Advisors, Inc. and
                                       Managing Director of Brandywine
                                       Asset Management, Inc.; Portfolio
                                       co-manager since 1995.

                               INVESTMENT
COMPASS CAPITAL PORTFOLIO      SUB-ADVISER              PORTFOLIO MANAGER
-------------------------  ------------------- ------------------------------------
Growth Equity                        PEAC(/2/) Robert K. Urquhart; Managing
                                               Director of PEAC's Large Cap Growth
                                               Equity Investments area since 1995;
                                               prior to joining PEAC, Chief
                                               Investment Officer and partner of
                                               Cole Financial Group, Inc., a
                                               partner of Seacliff Holdings, Inc.
                                               and of RCM Capital Management;
                                               Portfolio manager since 1995.
Small Cap Value Equity                PCM(/1/) Susan D. Menzies; Vice President of
                                               PCM since 1985; Portfolio manager
                                               since 1994.
Small Cap Growth Equity              PEAC(/2/) William J. Wykle; investment manager
                                               with PEAC since 1995; investment
                                               manager with PNC Bank, National
                                               Association from 1986 to 1995;
                                               Portfolio manager since its
                                               inception.
International Equity                  PCM(/1/) William George Greig; Vice President
                                               of PCM; prior to joining PCM,
                                               Managing Partner of Akamai
                                               International, Investment Director
                                               of The Framlington Group and
                                               Research Director with Pilgrim
                                               Baxter & Associates; Portfolio
                                               manager since 1995.
International Emerging                PCM(/1/) William George Greig (see above);
 Markets                                       Portfolio manager since its
                                               inception.
Select Equity                         PCM(/1/) Daniel B. Eagan; portfolio manager
                                               with PCM since 1995; director of
                                               investment strategy at PAMG during
                                               1995; portfolio manager with PEAC
                                               during 1995; Portfolio manager since
                                               1995.
Balanced                         PCM and       Daniel B. Eagan (see above);
                           BlackRock(/1/)(/3/) Portfolio co-manager since 1994.
                                               Robert S. Kapito; Vice Chairman of
                                               BlackRock since 1988; Portfolio co-
                                               manager since 1995.
                                               Keith T. Anderson; Managing Director
                                               and co-chair of Portfolio Management
                                               Group and Investment Strategy
                                               Committee of BlackRock since 1988;
                                               Portfolio co-manager since 1995.

(1) Provident Capital Management, Inc. ("PCM") has its primary offices at 1700 Market Street, 27th Floor, Philadelphia, PA 19103.
(2) PNC Equity Advisors Company ("PEAC") has its primary offices at 1835 Market Street, 15th Floor, Philadelphia, PA 19103.
(3) BlackRock Financial Management, Inc. ("BlackRock") has its primary offices at 345 Park Avenue, New York, New York 10154.

                PAMG was organized in 1994 to perform advisory services for investment companies, and has its principal offices at 1835 Market Street, Philadelphia, Pennsylvania 19103. PAMG is an indirect wholly-owned subsidiary of PNC Bank Corp., a multi-bank holding company.

                PNC Institutional Management Corporation ("PIMC") and PEAC will serve as adviser and sub-adviser, respectively, to the Index Equity Portfolio until its 1996 conversion. The princi-pal business address of PIMC is 400 Bellevue Parkway, Wilming-ton, Delaware 19809.

                For their investment advisory and sub-advisory services, PAMG, PIMC and the Portfolios' sub-advisers are entitled to fees, computed daily on a portfolio-by-portfolio basis and payable monthly, at the maximum annual rates set forth below. As stated under "What Are the Expenses of the Portfolios?" PAMG, PIMC and the sub-advisers intend to waive a portion of their fees during the current fiscal year. All sub-advisory fees are paid by PAMG and PIMC, and do not represent an extra charge to the Portfolios.

                MAXIMUM ANNUAL CONTRACTUAL FEE RATE FOR EACH PORTFOLIO EXCEPT
                 THE INDEX EQUITY PORTFOLIO AND THE INTERNATIONAL PORTFOLIOS
                                      (BEFORE WAIVERS)

                                        Investment  Sub-Advisory
            Average Daily Net Assets   Advisory Fee     Fee
            ------------------------   ------------ ------------
            first $1 billion               .550%        .400%
            $1 billion -- $2 billion       .500         .350
            $2 billion -- $3 billion       .475         .325
            greater than $3 billion        .450         .300

              MAXIMUM ANNUAL CONTRACTUAL FEE RATE FOR THE INTERNATIONAL EQUITY
                                 PORTFOLIO (BEFORE WAIVERS)

                                        Investment  Sub-Advisory
            Average Daily Net Assets   Advisory Fee     Fee
            ------------------------   ------------ ------------
            first $1 billion               .750%        .600%
            $1 billion -- $2 billion       .700         .550
            $2 billion -- $3 billion       .675         .525
            greater than $3 billion        .650         .500

                  MAXIMUM ANNUAL CONTRACTUAL FEE RATE FOR THE INTERNATIONAL
                         EMERGING MARKETS PORTFOLIO (BEFORE WAIVERS)

                                        Investment  Sub-Advisory
            Average Daily Net Assets   Advisory Fee     Fee
            ------------------------   ------------ ------------
            first $1 billion              1.250%       1.100%
            $1 billion -- $2 billion      1.200        1.050
            $2 billion -- $3 billion      1.155        1.005
            greater than $3 billion       1.100         .950

              For its advisory services to the Index Equity Portfolio, PIMC is entitled to advisory fees, computed daily and payable monthly, at the annual rate of .20% of the Portfolio's average daily net assets. As sub-adviser to the Index Equity Portfolio, PEAC is entitled to receive from PIMC a fee, computed daily and payable monthly, at the annual rate of .15% of the Portfolio's average daily net assets. The Portfolio will no longer pay advisory fees to PIMC after its 1996 conversion.

              Although the advisory fee rate payable by the International Emerging Markets Portfolio is higher than the rate payable by mutual funds investing in domestic securities, the Fund believes it is comparable to the rates paid by many other funds with sim-ilar investment objectives and policies and is appropriate for the Portfolio in light of its investment objective and policies.

                For their last fiscal year the Portfolios paid investment ad-visory fees at the following annual rates (expressed as a per-centage of average daily net assets) after voluntary fee waiv-ers: Value Equity Portfolio, .44%; Growth Equity Portfolio, .40%; Small Cap Value Equity Portfolio, .50%; Small Cap Growth Equity Portfolio, .45%; International Equity Portfolio, .60%; International Emerging Markets Portfolio, 1.04%; Select Equity Portfolio, .40%; Index Equity Portfolio, .05%; and Balanced Portfolio, .40%.

                The sub-advisers to each Portfolio strive to achieve best exe-cution on all transactions. Infrequently, brokerage transac-tions for the Portfolios may be directed through registered broker/dealers who have entered into dealer agreements with Compass Capital's distributor.

ADVISER TO      Dimensional Fund Advisors, Inc. ("DFA"), located at 1299 Ocean
INDEX MASTER    Avenue, 11th Floor, Santa Monica, CA 90401, serves as invest-
PORTFOLIO       ment adviser to the Index Master Portfolio.

                DFA was organized in May 1981 and is engaged in the business of providing investment management services to institutional investors. DFA's assets under management totalled approxi-mately $13 billion at October 31, 1995. David G. Booth and Rex
                A. Sinquefield, both of whom are trustees and officers of The DFA Investment Trust Company and directors and officers of DFA, together own approximately 61% of DFA's outstanding stock and may be deemed controlling persons of DFA.

                Investment decisions for the Index Master Portfolio are made by the Investment Committee of DFA which meets on a regular basis and also as needed to consider investment issues. The Investment Committee is composed of certain officers and di-rectors of DFA who are elected annually. DFA provides the In-dex Master Portfolio with a trading department and selects brokers and dealers to effect securities transactions.

                For the investment advisory services provided to the Index Master Portfolio under the advisory agreement, DFA is entitled to receive a fee at the annual rate of .025% of the Index Mas-ter Portfolio's average daily net assets. For the Index Master Portfolio's fiscal year ended November 30, 1995, DFA received a fee for its investment advisory services which, on an annual basis, equaled .025% of the Index Master Portfolio's average daily net assets.

ADMINISTRATORS  Compass Capital Group, Inc. ("CCG"), PFPC Inc. ("PFPC") and
                Compass Distributors, Inc. ("CDI") (the "Administrators") serve as the

              Fund's co-administrators. CCG and PFPC are indirect wholly-owned subsidiaries of PNC Bank Corp. CDI is a wholly-owned subsidiary of Provident Distributors, Inc. ("PDI"). A majority of the out-standing stock of PDI is owned by its officers and the remaining outstanding stock is owned by Pennsylvania Merchant Group Ltd.

              The Administrators generally assist the Fund in all aspects of its administration and operation, including matters relating to the maintenance of financial records and fund accounting. As compensation for these services, CCG is entitled to receive a fee, computed daily and payable monthly, at an annual rate of .03% of each Portfolio's average daily net assets, and PFPC and CDI are entitled to receive a combined fee, computed daily and payable monthly, at an annual rate of .20% of the first $500 million of each Portfolio's average daily net assets, .18% of the next $500 million of each Portfolio's average daily net as-sets, .16% of the next $1 billion of each Portfolio's average daily net assets and .15% of each Portfolio's average daily net assets in excess of $2 billion. From time to time the Adminis-trators may waive some or all of their administration fees from a Portfolio. PFPC serves as the administrative services, divi-dend disbursing and transfer agent to the Index Master Port-folio, for which PFPC will be entitled to compensation at the annual rate of .015% of the Index Master Portfolio's average daily net assets (at the time of the Index Equity Portfolio's conversion).

              For information about the operating expenses the Portfolios ex-pect to pay for the current fiscal year, see "What Are The Ex-penses Of The Portfolios?"

TRANSFER      PNC Bank serves as the Portfolios' custodian and PFPC serves as
AGENT,        their transfer agent and dividend disbursing agent.
DIVIDEND
DISBURSING
AGENT AND
CUSTODIAN


EXPENSES Expenses are deducted from the total income of each Portfolio before dividends and distributions are paid. Expenses include, but are not limited to, fees paid to the investment adviser and the Administrators, transfer agency and custodian fees, trustee fees, taxes, interest, professional fees, shareholder servicing and processing fees, fees and expenses in registering and quali-fying the Portfolios and their shares for distribution under Federal and state securities laws, expenses of preparing pro-spectuses and statements of additional information and of print-ing and distributing prospectuses and statements of additional information to existing shareholders, expenses relating to shareholder reports, shareholder meetings and proxy solicita-tions, insurance premiums, the expense of independent pricing services, and other expenses which are not expressly assumed by PAMG or the Fund's service providers under their agreements with the Fund. Any general expenses of the Fund that do not belong to a particular investment portfolio will be allocated among all investment portfolios by or under the direction of the Board of Trustees in a manner the Board determines to be fair and equitable.

How Are Shares Purchased And Redeemed?
--------------------------------------------------------------------------------

DISTRIBUTOR. Shares of the Portfolios are offered on a continuous basis by CDI as distributor. CDI maintains its principal offices at 259 Radnor-Chester Road, Suite 120, Radnor, Pennsylvania 19087.

The Fund has adopted a distribution plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. The Plan permits CDI, PAMG, the Administrators and other companies that receive fees from the Fund to make payments relating to distri-bution and sales support activities out of their past profits or other sources available to them. The Fund is not required or permitted under the Plan to make distribution payments with respect to Institutional Shares.

PURCHASE OF SHARES. Institutional Shares are offered to institutional invest-ors, including registered investment advisers with a minimum investment of $500,000 and individuals with a minimum investment of $2,000,000.

Institutional Shares are sold at their net asset value per Share next computed after an order is received by PFPC. Orders received by PFPC by 4:00 p.m. (East-ern Time) on a Business Day are priced the same day. A "Business Day" is any weekday that the New York Stock Exchange (the "NYSE") and the Federal Reserve Bank of Philadelphia (the "FRB") are open for business.

Purchase orders may be placed by telephoning PFPC at (800) 441-7450. Orders re-ceived by PFPC after 4:00 p.m. (Eastern Time) are priced on the following Busi-ness Day.

Payment for Institutional Shares must normally be made in Federal funds or other funds immediately available to the Fund's custodian. Payment may also, in the discretion of the Fund, be made in the form of securities that are permis-sible investments for the respective Portfolios. For further information, see the Statement of Additional Information. The minimum initial investment for in-stitutions is $5,000. There is no minimum subsequent investment requirement.

Compass Capital may in its discretion waive the minimum investment amount and may reject any order for Institutional Shares.

REDEMPTION OF SHARES. Redemption orders for Institutional Shares may be placed by telephoning PFPC at (800) 441-7450. Institutional Shares are redeemed at their net asset value per share next determined after PFPC's receipt of the re-demption order. The Fund, the Administrators and the Distributor will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund and its service providers will not be liable for any loss, liability, cost or expense for acting upon telephone instructions that are reasonably believed to be genuine in accordance with such procedures.

Payment for redeemed shares for which a redemption order is received by PFPC before 4:00 p.m. (Eastern Time) on a Business Day is normally made in Federal funds wired to the redeeming Institution on the next Business Day, provided that the Fund's custodian is also open for business. Payment for redemption or-ders received after 4:00 p.m. (Eastern Time) or on a day when the Fund's custodian is closed is normally wired in Federal funds on the next Business Day following redemption on which the Fund's custodian is open for business. The Fund reserves the right to wire redemption proceeds within seven days after receiving a redemption order if, in the judgment of PAMG, an earlier payment could adversely affect a Portfolio. No charge for wiring re-demption payments is imposed by the Fund.

During periods of substantial economic or market change, telephone redemptions may be difficult to complete. Redemption requests may also be mailed to PFPC at P.O. Box 8907, Wilmington, Delaware 19899-8907.

The Fund may redeem Institutional Shares in any Portfolio account if the ac-count balance drops below $5,000 as the result of redemption requests and the shareholder does not increase the balance to at least $5,000 on thirty days' written notice.

The Fund may also suspend the right of redemption or postpone the date of pay-ment upon redemption for such periods as are permitted under the 1940 Act, and may redeem shares involuntarily or make payment for redemption in securities or other property when determined appropriate in light of the Fund's responsibili-ties under the 1940 Act. See "Purchase and Redemption Information" in the Statement of Additional Information for examples of when such redemption might be appropriate.

How Is Net Asset Value Calculated?
--------------------------------------------------------------------------------
Net asset value is calculated separately for Institutional Shares of each Port-folio as of the close of regular trading hours on the NYSE (currently 4:00 p.m. Eastern Time) on each Business Day by dividing the value of all securities and other assets owned by a Portfolio (including, for the Index Equity Portfolio, all of its shares in the Index Master Portfolio) that are allocated to its In-stitutional Shares, less the liabilities charged to its Institutional Shares, by the number of its Institutional Shares that are outstanding. The net asset value per share of the Index Master Portfolio is calculated as of the close of the NYSE by dividing the total market value of its investments and other as-sets, less any liabilities, by the total outstanding shares of the Index Master Portfolio.

Most securities held by a Portfolio are priced based on their market value as determined by reported sales prices or the mean between their bid and asked prices. Portfolio securities which are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securi-ties on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. Securi-ties for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direction of the Board of Trustees or, in the case of the Index Master Portfolio, The DFA Investment Trust Company's Board of Trustees. The amortized cost method of valuation will also be used with respect to debt obligations with sixty days or less remaining to maturity unless a Portfolio's sub-adviser under the supervision of the Board of Trustees determines such method does not represent fair value.

How Frequently Are Dividends And Distributions Made To Investors?
--------------------------------------------------------------------------------
Each Portfolio will distribute substantially all of its net investment income and net realized capital gains, if any, to shareholders. The net investment in-come of each Portfolio is declared quarterly as a dividend to investors who are shareholders of the Portfolio at the close of business on the day of declara-tion. All dividends are paid within ten days after the end of each quarter. Any net realized capital gains (including net short-term capital gains) will be distributed by each Portfolio at least annually. The period for which dividends are payable and the time for payment are subject to change by the Fund's Board of Trustees.

Distributions are reinvested at net asset value in additional full and frac-tional Institutional Shares of the relevant Portfolio, unless a shareholder elects to receive distributions in cash. This election, or any revocation thereof, must be made in writing to PFPC, and will become effective with re-spect to distributions paid after its receipt by PFPC.

As stated previously, after its 1996 conversion, the Index Equity Portfolio will seek its investment objective by investing all of its investable assets in the Index Master Portfolio, and the Index Equity Portfolio will be allocated its pro rata share of the ordinary income and expenses of the Index Master Portfolio. This net income, less the Index Equity Portfolio's expenses incurred in operations, will be the Index Equity Portfolio's net investment income from which dividends are distributed as described above. The Index Master Portfolio will also allocate to the Index Equity Portfolio its pro rata share of capital gains, if any, realized by the Index Master Portfolio.

How Are Fund Distributions Taxed?
--------------------------------------------------------------------------------
Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. If a Portfolio qualifies, it generally will be relieved of Federal income tax on amounts dis-tributed to shareholders, but shareholders, unless otherwise exempt, will pay income or capital gains taxes on distributions (except distributions that are treated as a return of capital), whether the distributions are paid in cash or reinvested in additional Shares.

Distributions paid out of a Portfolio's "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, will be taxed to shareholders as long-term capital gain, regardless of the length of time a shareholder holds the Shares. All other distributions, to the extent taxable, are taxed to shareholders as ordinary income.

Dividends paid by the Portfolios will be eligible for the dividends received deduction allowed to certain corporations only to the extent of the total qual-ifying dividends received by a Portfolio from domestic corporations for a tax-able year. Corporate shareholders will have to take into account the entire amount of any dividend received in making certain adjustments for Federal al-ternative minimum and environmental tax purposes. The dividends received deduc-tion is not available for capital gain dividends.

The Fund will send written notices to shareholders annually regarding the tax status of distributions made by each Portfolio. Dividends declared in October, November or December of any year payable to shareholders of record on a speci-fied date in those months will be deemed to have been received by the share-holders on December 31 of such year, if the dividends are paid during the fol-lowing January.

An investor considering buying Shares on or just before a dividend record date should be aware that the amount of the forthcoming dividend payment, although in effect a return of capital, will be taxable.

A taxable gain or loss may be realized by a shareholder upon the redemption, transfer or exchange of Shares depending upon their tax basis and their price at the time of redemption, transfer or exchange. Generally, shareholders may include sales charges paid on the purchase of Shares in their tax basis for the purposes of determining gain or loss on a redemption, transfer or exchange of such Shares. However, if a shareholder exchanges the Shares for Shares of an-other Portfolio within 90 days of purchase and is able to reduce the sales charges applicable to the new Shares (by virtue of the Fund's exchange privi-lege), the amount equal to such reduction may not be included in the tax basis of the shareholder's exchanged Shares for the purpose of determining gain or loss but may be included (subject to the same limitation) in the tax basis of the new Shares.

Dividends and certain interest income earned by a Portfolio from foreign secu-rities may be subject to foreign withholding taxes or other taxes. So long as more than 50% of the value of a

Portfolio's total assets at the close of any taxable year consists of stock or securities of foreign corporations, the Portfolio may elect, for U.S. Federal income tax purposes, to treat certain foreign taxes paid by it, including gen-erally any withholding taxes and other foreign income taxes, as paid by its shareholders. It is possible that the International Equity and International Emerging Markets Portfolios will make this election in certain years. If a Portfolio makes the election, the amount of such foreign taxes paid by the Portfolio will be included in its shareholders' income pro rata (in addition to taxable distributions actually received by them), and each shareholder will be entitled either (a) to credit a proportionate amount of such taxes against a shareholder's U.S. Federal income tax liabilities, or (b) if a shareholder itemizes deductions, to deduct such proportionate amounts from U.S. Federal taxable income.

At or about the time of the conversion of the Index Equity Portfolio in 1996, the Index Master Portfolio intends to qualify for taxation as a partnership for Federal income tax purposes. As such, the Index Master Portfolio would not be subject to tax and the Index Equity Portfolio would be treated for Federal in-come tax purposes as recognizing its pro rata portion of the Index Master Port-folio's income and deductions, and owning its pro rata share of the Index Mas-ter Portfolio's assets. The Index Equity Portfolio's status as a regulated in-vestment company is dependent on, among other things, the Index Master Portfo-lio's continued classification as a partnership for Federal income tax purpos-es.

This is not an exhaustive discussion of applicable tax consequences, and in-vestors may wish to contact their tax advisers concerning investments in the Portfolios. The application of state and local income taxes to investments in the Portfolios may differ from the Federal income tax consequences described above. In addition, shareholders who are non-resident alien individuals, for-eign trusts or estates, foreign corporations or foreign partnerships may be subject to different Federal income tax treatment. Future legislative or admin-istrative changes or court decisions may materially affect the tax consequences of investing in the Portfolios.

How Is The Fund Organized?
--------------------------------------------------------------------------------
The Fund was organized as a Massachusetts business trust on December 22, 1988 and is registered under the 1940 Act as an open-end management investment com-pany. On January 12, 1996 the Fund changed its name from The PNC(R) Fund to Compass Capital Funds. The Declaration of Trust authorizes the Board of Trust-ees to classify and reclassify any unissued shares into one or more classes of shares. Pursuant to this authority, the Trustees have authorized the issuance of an unlimited number of shares in twenty-eight investment portfolios. Each Portfolio offers five separate classes of shares--Institutional Shares, Service Shares, Investor A Shares, Investor B Shares and Investor C Shares. This pro-spectus relates only to Institutional Shares of the nine portfolios described herein.

Shares of each class bear their pro rata portion of all operating expenses paid by a Portfolio, except transfer agency fees and amounts payable under the Fund's Distribution and Service Plan. In addition, each class of Investor Shares is sold with different sales charges. Because of these "class expenses" and sales charges, the performance of a Portfolio's Institutional Shares is ex-pected to be higher than the performance of the Portfolio's Service Shares, and the performance of both the Institutional Shares and Service Shares of a Port-folio is expected to be higher than the performance of the Portfolio's three classes of Investor Shares. The Fund offers various services and privileges in connection with its Investor Shares that are not generally offered in connec-tion with its Institutional and Service Shares, including an automatic invest-ment plan, automatic withdrawal plan and checkwriting. For further information regarding the Fund's Service or Investor Share classes, contact PFPC at (800) 441-7764 (Service Shares) or (800) 441-7762 (Investor Shares).

Each share of a Portfolio has a par value of $.001, represents an interest in that Portfolio and is entitled to the dividends and distributions earned on that Portfolio's assets as are declared in the discretion of the Board of Trustees. The Fund's shareholders are entitled to one vote for each full share held and proportionate fractional votes for fractional shares held, and will vote in the aggregate and not by class, except where otherwise required by law or as determined by the Board of Trustees. The Fund does not currently intend to hold annual meetings of shareholders for the election of trustees (except as required under the 1940 Act). For a further discussion of the voting rights of shareholders, see "Additional Information Concerning Shares" in the Statement of Additional Information.

On December 18, 1995, PNC Bank held of record approximately 77% of the Fund's outstanding shares, as trustee on behalf of individual and institutional in-vestors, and may be deemed a controlling person of the Fund under the 1940 Act. PNC Bank is a subsidiary of PNC Bank Corp.

MASTER-FEEDER STRUCTURE. The Index Equity Portfolio, unlike many other invest-ment companies which directly acquire and manage their own portfolio of securi-ties, will seek, after its conversion in 1996, to achieve its investment objec-tive by investing all of its investable assets in the Index Master Portfolio. The Index Equity Portfolio will purchase shares of the Index Master Portfolio at net asset value. The net asset value of the Index Equity Portfolio will re-spond to increases and decreases in the value of the Index Master Portfolio's securi-ties and to the expenses of the Index Master Portfolio allocable to the Index Equity Portfolio (as well as its own expenses). The Index Equity Portfolio may withdraw its investment in the Index Master Portfolio at any time upon 30 days notice to the Index Master Portfolio if the Board of Trustees of the Fund de-termines that it is in the best interests of the Index Equity Portfolio to do so. Upon withdrawal, the Board of Trustees would consider what action might be taken, including the investment of all of the assets of the Index Equity Port-folio in another pooled investment entity having the same investment objective as the Index Equity Portfolio or the hiring of an investment adviser to manager the Index Equity Portfolio's assets in accordance with the investment policies described above with respect to the Index Equity Portfolio.

The Index Master Portfolio is a separate series of The DFA Investment Trust Company (the "Trust"), which is a business trust created under the laws of the State of Delaware. The Index Equity Portfolio and other institutional investors that may invest in the Index Master Portfolio from time to time (e.g. other in-vestment companies) will each bear a share of all liabilities of the Index Mas-ter Portfolio. Under the Delaware Business Trust Act, shareholders of the Index Master Portfolio have the same limitation of personal liability as shareholders of a Delaware corporation. Accordingly, Fund management believes that neither the Index Equity Portfolio nor its shareholders will be adversely affected by reason of the Index Equity Portfolio's investing in the Index Master Portfolio.

The shares of the Index Master Portfolio will be offered to institutional in-vestors in private placements for the purpose of increasing the funds available for investment and to achieve economies of scale that might be available at higher asset levels. The expenses of such other institutional investors and their returns may differ from those of the Index Equity Portfolio. While in-vestment in the Index Master Portfolio by other institutional investors offers potential benefits to the Index Master Portfolio (and, indirectly, to the Index Equity Portfolio), economies of scale and related expense reductions might not be achieved. Also, if an institutional investor were to redeem its interest in the Index Master Portfolio, the remaining investors in the Index Master Portfo-lio could experience higher pro rata operating expenses and correspondingly lower returns. In addition, institutional investors that have a greater pro rata ownership interest in the Index Master Portfolio than the Index Equity Portfolio could have effective voting control over the operation of the Index Master Portfolio.

Shares in the Index Master Portfolio have equal, non-cumulative voting rights, except as set forth below, with no preferences as to conversion, exchange, div-idends, redemption or any other feature. Shareholders of the Trust have the right to vote only (i) for removal of its trustees, (ii) with respect to such additional matters relating to the Trust as may be required by the applicable provisions of the 1940 Act, including the approval of the investment advisory agreement and the selection of trustees and accountants, and (iii) on such other matters as the trustees of the Trust may consider necessary or desirable. In addition, approval of the shareholders of the Trust is required to adopt any amendments to the Agreement and Declaration of Trust of the Trust which would adversely affect to a material degree the rights and preferences of the shares of the Index Master Portfolio or to increase or decrease their par value. The Index Mas-ter Portfolio's shareholders will also be asked to vote on any proposal to change a fundamental policy (i.e. a policy that may be changed only with the approval of shareholders) of the Index Master Portfolio.

If the Index Equity Portfolio, as a shareholder of the Index Master Portfolio, is requested to vote on matters pertaining to the Index Master Portfolio, the Fund's Trustees intend to vote all of the shares that the Index Equity Portfo-lio holds in the Index Master Portfolio without submitting any such questions to the shareholders of the Index Equity Portfolio. If the Fund's Trustees de-cide to adopt "pass-through" voting, the Index Equity Portfolio, if required under the 1940 Act or other applicable law, would hold a meeting of its share-holders and would cast its votes proportionately as instructed by Index Equity Portfolio shareholders. In such cases, shareholders of the Index Equity Portfo-lio, in effect, would have the same voting rights they would have as direct shareholders of the Index Master Portfolio.

The investment objective of the Index Master Portfolio may not be changed with-out approval of its shareholders. Shareholders of the Portfolio will receive written notice thirty days prior to the effective date of any change in the in-vestment objective of the Master Portfolio. If the Index Master Portfolio changes its investment objective in a manner which is inconsistent with the in-vestment objective of the Index Equity Portfolio and the Fund's Board of Trust-ees fails to approve a similar change in the investment objective of the Index Equity Portfolio, the Index Equity Portfolio would be forced to withdraw its investment in the Index Master Portfolio and either seek to invest its assets in another registered investment company with the same investment objective as the Index Equity Portfolio, which might not be possible, or retain an invest-ment adviser to manage the Index Equity Portfolio's assets in accordance with its own investment objective, possibly at increased cost. A withdrawal by the Index Equity Portfolio of its investment in the Index Master Portfolio could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the Index Equity Portfolio. Should such a distribution occur, the Index Equity Portfolio could incur brokerage fees or other transaction costs in converting such securities to cash in order to pay redemptions. In ad-dition, a distribution in kind to the Index Equity Portfolio could result in a less diversified portfolio of investments and could adversely affect the li-quidity of the Portfolio.

The conversion of the Index Equity Portfolio into a feeder fund of the Index Master Portfolio was approved by shareholders of the Index Equity Portfolio at a meeting held on November 30, 1995. The policy of the Index Equity Portfolio, and other similar investment companies, to invest their investable assets in funds such as the Index Master Portfolio is a relatively recent development in the mutual fund industry and, consequently, there is a lack of substantial ex-perience with the operation of this policy. There may also be other investment companies or entities through which you can invest in the Index Master Portfo-lio which may have different sales charges, fees and other expenses which may affect performance. For information about other funds that may invest in the Index Master Portfolio, please contact DFA at (310) 395-8005.

How Is Performance Calculated?
--------------------------------------------------------------------------------
Performance information for Institutional Shares of the Portfolios may be quoted in advertisements and communications to shareholders. Total return will be calculated on an average annual total return basis for various periods. Av-erage annual total return reflects the average annual percentage change in value of an investment in Institutional Shares of a Portfolio over the measur-ing period. Total return may also be calculated on an aggregate total return basis. Aggregate total return reflects the total percentage change in value over the measuring period. Both methods of calculating total return assume that dividend and capital gain distributions made by a Portfolio with respect to its Institutional Shares are reinvested in Institutional Shares.

The yield of Institutional Shares of the Balanced Portfolio is computed by di-viding the net income allocated to that class during a 30-day (or one month) period by the net asset value per share on the last day of the period and annualizing the result on a semi-annual basis.

The performance of a Portfolio's Institutional Shares may be compared to the performance of other mutual funds with similar investment objectives and to relevant indices, as well as to ratings or rankings prepared by independent services or other financial or industry publications that monitor the perfor-mance of mutual funds. For example, the performance of a Portfolio's Institu-tional Shares may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. and Weisenberger Investment Company Service, and to the performance of the Dow Jones Industrial Average, the "stocks, bonds and inflation Index" published annually by Ibbotson Associates, the Lipper International Fund Index, the Lehman Government Corporate Bond Index and the Financial Times World Stock Index, as well as the benchmarks attached to this Prospectus. Performance information may also include evaluations of the Portfolios and their Institutional Shares published by nationally recognized ranking services, and information as reported in financial publications such as Business Week, Fortune, Institutional Investor, Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in publications of a local or regional nature.

In addition to providing performance information that demonstrates the actual yield or return of Institutional Shares of a particular Portfolio, a Portfolio may provide other information demonstrating hypothetical investment returns. This information may include, but is not limited to, illustrating the com-pounding effects of a dividend in a dividend reinvestment plan or the impact of tax-deferred investing.

Performance quotations for shares of a Portfolio represent past performance and should not be considered representative of future results. The investment re-turn and principal value of an investment in a Portfolio will fluctuate so that an investor's Institutional Shares, when redeemed, may be worth more or less than their original cost. Since performance will fluctuate, performance data for Institutional Shares of a Portfolio cannot necessarily be used to compare an investment in such shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Perfor-mance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses and market conditions. Any fees charged by brokers or other institutions directly to their customer accounts in connection with investments in Institutional Shares will not be in-cluded in the Portfolio performance calculations.

How Can I Get More Information?
--------------------------------------------------------------------------------
We believe that it is essential for shareholders to have access to information regarding their investment 24 hours a day, 7 days a week. The COMPASS CAPITAL FUNDS have an investor information line that can provide such access.

In addition to account information, other sources of information regarding each COMPASS CAPITAL Portfolio and its portfolio holdings, strategy and current div-idend and performance levels are available.

By selecting the appropriate source of information as listed below, investors can receive additional information on the COMPASS CAPITAL Portfolios by either using a toll-free number or through electronic access:

For Performance and Portfolio Management Questions dial (800) FUTURE4.

For Information Related to Share Purchases and Redemptions call COMPASS CAPITAL FUNDS at (800) 441-7450.

For Questions about Shareholder Accounts and Balances held directly at the Fund, call (800) 441-7764.

Information is also available on the Internet through the World Wide Web. Shareholders and investment professionals may access portfolio information, portfolio manager updates and market data by accessing http://www.compassfunds.com.

                                    APPENDIX

    COMPASS CAPITAL            PERFORMANCE
       PORTFOLIO                BENCHMARK                         DESCRIPTION
Value Equity             Russell 1000 Value Index An index composed of those Russell 1000 securities with less-than-average growth
                                                  orientation. Securities in this index
                                                  generally have low price-to-book and price-
                                                  earnings ratios, higher dividend yields and
                                                  lower forecasted growth values than more
                                                  growth-oriented securities in the Russell
                                                  1000 Growth Index.
Growth Equity            Russell 1000 Growth      The Russell 1000 Growth Index contains
                         Index                    those Russell 1000 securities with a
                                                  greater-than-average growth orientation.
                                                  Companies in this index tend to exhibit
                                                  higher price-to-book and price-earnings
                                                  ratios, lower dividend yields and higher
                                                  forecasted growth values than the Russell
                                                  1000 Value Index.
Small Cap Value Equity   Russell 2000 Index       An index of the smallest 2000 companies in
                                                  the Russell 3000 Index, as ranked by total
                                                  market capitalization. The Russell 2000
                                                  Index is widely regarded in the industry to
                                                  accurately capture the universe of small
                                                  cap stocks.
Small Cap Growth Equity  Russell 2000 Growth      An index composed of those Russell 2000
                         Index                    securities with a greater-than-average
                                                  growth orientation. Securities in this
                                                  index generally have higher price-to-book
                                                  and price-earnings ratios than those in the
                                                  Russell 2000 Value Index.
International Equity     EAFE Index               An index composed of a sample of companies
                                                  representative of the market structure of
                                                  20 European and Pacific Basin countries.
                                                  The Index represents the evolution of an
                                                  unmanaged portfolio consisting of all
                                                  domestically listed stocks.
International Emerging   MSCI Emerging Markets    The Morgan Stanley Capital International
Markets                  Free Index               (MSCI) Emerging Markets Free Index (EMF) is
                                                  a market capitalization weighted index
                                                  composed of companies representative of the
                                                  market structure of 22 Emerging Market
                                                  countries in Europe, Latin America, and the
                                                  Pacific Basin. The MSCI EMF Index excludes
                                                  closed markets and those shares in
                                                  otherwise free markets which are not
                                                  purchasable by foreigners.
Select Equity            S&P 500 Index            An unmanaged index of 500 selected common
                                                  stocks, most of which are listed on the New
                                                  York Stock Exchange. The Index is heavily
                                                  weighted toward stocks with large market
                                                  capitalizations and represents
                                                  approximately two-thirds of the total
                                                  market value of all domestic common stocks.
Index Equity             S&P 500 Index            An unmanaged index of 500 selected common
                                                  stocks, most of which are listed on the New
                                                  York Stock Exchange. The Index is heavily
                                                  weighted toward stocks with large market
                                                  capitalizations and represents
                                                  approximately two-thirds of the total
                                                  market value of all domestic common stocks.
Balanced                 S&P 500 Index            An unmanaged index of 500 selected common
                                                  stocks, most of which are listed on the New
                                                  York Stock Exchange. The Index is heavily
                                                  weighted toward stocks with large market
                                                  capitalizations and represents
                                                  approximately two-thirds of the total
                                                  market value of all domestic common stocks.
                         Salomon Broad Investment An unmanaged index of 3500 bonds. The Broad
                         Grade Index              Investment Grade Index is market
                                                  capitalization weighted and includes
                                                  Treasury, Government sponsored mortgages
                                                  and investment grade fixed rate corporates
                                                  with a maturity of 1 year or longer.

The Compass Capital Funds
-------------------------------------------------------------------------------
NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTA-TIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE STATEMENT OF ADDITIONAL IN-FORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH REPRESENTATIONS MUST NOT
BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THE INDEX EQUITY PORTFOLIO IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STAN-DARD & POOR'S RATINGS GROUP. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING
BY THE FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                               ----------------

VALUE EQUITY PORTFOLIO

GROWTH EQUITY PORTFOLIO

SMALL CAP VALUE EQUITY PORTFOLIO

SMALL CAP GROWTH EQUITY PORTFOLIO

INTERNATIONAL EQUITY PORTFOLIO

INTERNATIONAL EMERGING MARKETS PORTFOLIO

SELECT EQUITY PORTFOLIO

INDEX EQUITY PORTFOLIO

BALANCED PORTFOLIO


                                  THE EQUITY
                                  PORTFOLIOS

                             INSTITUTIONAL SHARES



                                  Prospectus

                               January 16, 1996

                            COMPASS CAPITAL FUNDS(R)
                          (FORMERLY, THE PNC(R) FUND)
                             (SERVICE SHARES OF THE
                            VALUE EQUITY PORTFOLIO,
                            GROWTH EQUITY PORTFOLIO,
                       SMALL CAP VALUE EQUITY PORTFOLIO,
                       SMALL CAP GROWTH EQUITY PORTFOLIO,
                        INTERNATIONAL EQUITY PORTFOLIO,
                   INTERNATIONAL EMERGING MARKETS PORTFOLIO,
                            SELECT EQUITY PORTFOLIO,
                           INDEX EQUITY PORTFOLIO AND
                              BALANCED PORTFOLIO)
                             CROSS REFERENCE SHEET




           FORM N-1A ITEM   LOCATION
           --------------  ----------

           PART A                                       PROSPECTUS

     1.    Cover page.............................      Cover Page

     2.    Synopsis...............................      What Are The Expenses Of
                                                        The Portfolios?

     3.    Condensed Financial Information........      What Are The Portfolios'
                                                        Financial Highlights?

     4.    General Description of Registrant......      Cover Page; What Are The
                                                        Portfolios?; What
                                                        Additional Investment
                                                        Policies Apply?; What
                                                        Are The Portfolios'
                                                        Fundamental Investment
                                                        Limitations?

     5.    Management of the Fund.................      Who Manages The Fund?

     5A.   Managements Discussion of Fund
            Performance...........................      Inapplicable

     6.    Capital Stock and Other Securities.....      How Frequently Are
                                                        Dividends And
                                                        Distributions Made To
                                                        Investors?; How Are Fund
                                                        Distributions Taxed?;
                                                        How Is The Fund
                                                        Organized?

     7.    Purchase of Securities Being Offered...      How Are Shares Purchased
                                                        And Redeemed?; How Is
                                                        Net Asset Value
                                                        Calculated?; How Is The
                                                        Fund Organized?

     8.    Redemption or Repurchase
                                                        How Are Shares Purchased
                                                        and Redeemed?

     9.    Legal Proceedings......................      Inapplicable

[ART]

PROSPECTUS


        THE EQUITY PORTFOLIOS


        Service
        Shares


        COMPASS
        --------------------
        [LOGO] CAPITAL FUNDS


N O T    Investments are not FDIC insured, are
FDIC     not deposits or obligations of any bank,
INSURED  and involve risk including
         possible loss of principal.

The Equity Portfolios Service Shares                            January 16, 1996
--------------------------------------------------------------------------------
                Compass Capital Funds SM ("Compass Capital" or the "Fund") consist of twenty-eight investment portfolios. This Prospectus describes the Service Shares of nine of those portfolios (the "Portfolios"):

                 Value Equity Portfolio
                 Growth Equity Portfolio
                 Small Cap Value Equity Portfolio
                 Small Cap Growth Equity Portfolio
                 International Equity Portfolio
                 International Emerging Markets Portfolio
                 Select Equity Portfolio
                 Index Equity Portfolio
                 Balanced Portfolio

                This Prospectus contains information that a prospective in-vestor needs to know before investing. Please keep it for fu-ture reference. A Statement of Additional Information dated January 16, 1996 has been filed with the Securities and Ex-change Commission (the "SEC"). The Statement of Additional In-formation may be obtained free of charge from the Fund by calling (800) 441-7764. The Statement of Additional Informa-tion, as supplemented from time to time, is incorporated by reference into this Prospectus.

                SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND ARE NOT INSURED BY, GUARANTEED BY, OBLI-GATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENTS IN THE PORTFOLIOS INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

                Currently, the Index Equity Portfolio invests its assets di-rectly in common stocks of companies included in the Standard & Poor's 500 (R) Composite Stock Price Index. The Portfolio's shareholders have, however, approved a change, which the Port-folio expects to implement during the first half of 1996, whereby the Index Equity Portfolio will seek to achieve its investment objective by investing all of its investable assets in a series of shares (the "Index Master Portfolio") of The DFA Investment Trust Company, another open-end management in-vestment company rather than through a portfolio of various securities. The investment experience of the Index Equity Portfolio will correspond directly with the investment experi-ence of the Index Master Portfolio. The Index Master Portfolio has substantially the same investment objective, policies and limitations as the Index Equity Portfolio and, except as spe-cifically noted, is also referred to as a "Portfolio" in this Prospectus. For additional information, see "How Is The Fund Organized?"

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The Equity Portfolios Of Compass Capital Funds
--------------------------------------------------------------------------------
              The Equity Portfolios of COMPASS CAPITAL FUNDS consist of nine diversified investment portfolios that provide investors with a broad spectrum of investment alternatives within the equity sec-tor. Six of these Portfolios invest solely in U.S. stocks, two Portfolios invest in non-U.S. international stocks and one Port-folio invests in a combination of U.S. stocks and bonds. A de-tailed description of each Portfolio begins on page 18 and a summary of each Performance Benchmark is contained in the Appen-dix.

              COMPASS          PERFORMANCE                 LIPPER PEER GROUP
              CAPITAL          BENCHMARK
              PORTFOLIO

              Value Equity     Russell 1000 Value Index    Growth and Income

              Growth Equity    Russell 1000 Growth Index   Growth

              Small Cap        Russell 2000 Index          Small Company Growth
               Value Equity

              Small Cap
               Growth Equity   Russell 2000 Growth Index   Small Company Growth

              International    EAFE Index                  International
               Equity

              International    MSCI Emerging Markets       Emerging Markets
               Emerging         Free Index
               Markets

              Select Equity    S&P 500 Index               Growth and Income

              Index Equity     S&P 500 Index               S&P 500 Index

              Balanced         S&P 500 Index and Salomon   Balanced
                                Broad Investment
                                Grade Index

              PNC Asset Management Group, Inc. ("PAMG") serves as the invest-ment adviser to each portfolio except the Index Equity Portfo-lio, which is currently advised by PNC Institutional Management Corporation ("PIMC"). Provident Capital Management, Inc. ("PCM"), PNC Equity Advisers Company ("PEAC") and BlackRock Fi-nancial Management, Inc. ("BlackRock") serve as sub-advisers to different Portfolios as described in this Prospectus. Dimen-sional Fund Advisors, Inc. ("DFA") serves as investment adviser to the Index Master Portfolio.

UNDERSTANDING This Prospectus has been crafted to provide detailed, accurate
THE COMPASS   and comprehensive information on the Compass Capital Portfolios.
CAPITAL       We intend this document to be an effective tool as you explore
EQUITY        different directions in equity investing. You may wish to use
PORTFOLIOS    the table of contents on page 5 to find descriptions of the
              Portfolios, including the investment objectives, portfolio man-agement styles, risks and charges and expenses.

CONSIDERING     There can be no assurance that any mutual fund will achieve
THE RISKS IN    its investment objective. The Portfolios will hold equity se-
EQUITY          curities, and some or all of the Portfolios may acquire war-
INVESTING       rants, foreign securities and illiquid securities; enter into repurchase and reverse repurchase agreements; lend portfolio securities to third parties; and enter into futures contracts and options and forward currency exchange contracts. These and the other investment practices set forth below, and their as-sociated risks, deserve careful consideration. Certain risks associated with international investments are heightened be-cause of currency fluctuations and investments in emerging markets. See "What Additional Investment Policies And Risks
                Apply?"

INVESTING IN    For information on how to purchase and redeem shares of the
THE COMPASS     Portfolios, see "How Are Shares Purchased And Redeemed?" and
CAPITAL FUNDS   "What Special Purchase And Redemption Procedures May Apply?"

Asking The Key Questions
--------------------------------------------------------------------------------

                                                                          PAGE
            What Are The Expenses Of The Portfolios?.....................   6
            What Are The Portfolios' Financial Highlights?...............   8
            What Are The Portfolios?.....................................  18
            What Are The Differences Among The Portfolios?...............  19
            What Additional Investment Policies And Risks Apply?.........  21
            What Are The Portfolios' Fundamental Investment
             Limitations?................................................  31
            Who Manages The Fund?........................................  32
            How Are Shares Purchased And Redeemed?.......................  39
            What Special Purchase And Redemption Procedures May Apply?...  41
            How Is Net Asset Value Calculated?...........................  43
            How Frequently Are Dividends And Distributions Made To
             Investors?..................................................  44
            How Are Fund Distributions Taxed?............................  45
            How Is the Fund Organized?...................................  47
            How Is Performance Calculated?...............................  50
            How Can I Get More Information?..............................  52

What Are The Expenses Of The Portfolios?
--------------------------------------------------------------------------------
Below is a summary of the annual operating expenses expected to be incurred by Service Shares of the Portfolios after fee waivers for the current fiscal year ending September 30, 1996 as a percentage of average daily net assets. An exam-ple based on the summary is also shown.

                                                       SMALL CAP   SMALL CAP
                              VALUE         GROWTH       VALUE       GROWTH    INTERNATIONAL
                              EQUITY        EQUITY      EQUITY       EQUITY        EQUITY
                            PORTFOLIO     PORTFOLIO    PORTFOLIO   PORTFOLIO     PORTFOLIO
ANNUAL PORTFOLIO
 OPERATING EXPENSES (AS
 A PERCENTAGE OF AVERAGE
 NET ASSETS)
Advisory fees (after fee
 waivers)(/1/)                       .50%        .50%         .53%        .53%            .70%
Other operating expenses             .55         .55          .63         .63             .66
                                 -------       -----        -----       -----         -------
 Administration fees
  (after fee
  waivers)(/1/)              .17           .15         .22          .22           .16
 Shareholder servicing
  fee                        .15           .15         .15          .15           .15
 Other expenses              .23           .25         .26          .26           .35
                          ------          ----        -----        ----        ------
Total Portfolio
 operating expenses
 (after fee
 waivers)(/1/)                      1.05%       1.05%        1.16%       1.16%           1.36%
                                 =======       =====        =====       =====         =======

                          INTERNATIONAL
                             EMERGING       SELECT       INDEX
                             MARKETS        EQUITY      EQUITY      BALANCED
                            PORTFOLIO     PORTFOLIO   PORTFOLIO+   PORTFOLIO
ANNUAL PORTFOLIO
 OPERATING EXPENSES (AS
 A PERCENTAGE OF AVERAGE
 NET ASSETS)
Advisory fees (after fee
 waivers)(/1/)(/2/)                 1.15%        .50%        .025%        .50%
Operating Expenses of
 the Index Master
 Portfolio                           N/A         N/A         .038         N/A
Other operating expenses             .93         .55         .417         .60
                                 -------       -----        -----       -----
 Administration fees
  (after fee
  waivers)(/1/)              .18           .15         .045         .17
 Shareholder servicing
  fee                        .15           .15         .150         .15
 Other expenses              .60           .25         .222         .28
                          ------          ----        -----        ----
Total Portfolio
 operating expenses
 (after fee
 waivers)(/1/)                      2.08%       1.05%        .480%       1.10%
                                 =======       =====        =====       =====

(1) Without waivers, advisory fees would be .75%, 1.25% and .025%, respective-ly, for the International Equity, International Emerging Markets and Index Equity Portfolios and .55% for each of the remaining Portfolios and admin-istration fees would be .23% for each Portfolio. PAMG and the Portfolios' administrators are under no obligation to waive or continue waiving their fees, but have informed the Fund that they expect to waive fees as neces-sary to maintain the Portfolios' total operating expenses during the re-mainder of the current fiscal year at the levels set forth in the table. The information in the table is based on the advisory fees, administration fees and other expenses payable after fee waivers with respect to the par-ticular Portfolios for the fiscal year ended September 30, 1995, as re-stated to reflect current expenses and fee waivers. Without waivers, "Other operating expenses" would be: .61%, .63%, .64%, .64%, .73%, .98%, .63%,
    .60% and .66%, respectively; and "Total Portfolio operating expenses" would be: 1.16%, 1.18%, 1.19%, 1.19%, 1.48%, 2.23%, 1.18%, .67%, and 1.21%, re-
    spectively.
(2) Advisory fees with respect to the Index Equity Portfolio represent advisory fees of the Index Master Portfolio.
 + Includes the operating expenses of the Index Master Portfolio that are allo-cable to the Index Equity Portfolio after the Portfolio's conversion as de-scribed in this Prospectus. The total operating expenses of the Index Equity Portfolio before and after its conversion are expected to be substantially the same.

EXAMPLE

An investor in Service Shares would pay the following expenses on a $1,000 in-vestment assuming (1) 5% annual return, and (2) redemption at the end of each time period:

                                ONE YEAR THREE YEARS FIVE YEARS TEN YEARS
Value Equity                      $11        $33        $ 58      $128
Growth Equity                      11         33          58       128
Small Cap Value Equity             12         37          64       141
Small Cap Growth Equity            12         37          64       141
International Equity               14         43          74       164
International Emerging Markets     21         65         112       241
Select Equity                      11         33          58       128
Index Equity                        5         15          27        60
Balanced                           11         35          61       134

The foregoing Table and Example are intended to assist investors in understand-ing the costs and expenses (including the Index Equity Portfolio's pro rata share of the Index Master Portfolio's advisory fees and operating expenses) an investor will bear either directly or indirectly. They do not reflect any charges that may be imposed by affiliates of the Portfolios' investment adviser or other institutions directly on their customer accounts in connection with investments in the Portfolios.

The Board of Trustees of the Fund believes that the aggregate per share ex-penses of the Index Equity Portfolio and the Index Master Portfolio in which the Index Equity Portfolio's assets are invested will be approximately equal to the expenses which the Index Equity Portfolio would incur if the Fund retained the services of an investment adviser for the Index Equity Portfolio and the assets of the Index Equity Portfolio were invested directly in the type of se-curities held by the Index Master Portfolio.

THE EXAMPLE SHOWN ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE IN-VESTMENT RETURN OR OPERATING EXPENSES. ACTUAL INVESTMENT RETURN AND OPERATING EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

What Are The Portfolios' Financial Highlights?
--------------------------------------------------------------------------------

                The following financial information has been derived from the financial statements incorporated by reference into the State-ment of Additional Information and has been audited by the Portfolios' independent accountant. This financial information should be read together with those financial statements. Fur-ther information about the performance of the Portfolios is available in the Fund's annual shareholder reports. Both the Statement of Additional Information and the annual shareholder reports may be obtained from the Fund free of charge by call-ing (800) 441-7764. Information concerning the historical in-vestment results of Service Shares of the Index Equity Portfo-lio is intended to give investors a longer term perspective of its financial history and reflects the financial experience of that Portfolio prior to its conversion into a feeder portfolio of the Index Master Portfolio (which is expected to occur in the first half of 1996).

Financial Highlights
--------------------------------------------------------------------------------
(FOR A SERVICE SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                             VALUE EQUITY PORTFOLIO

                                                                  FOR THE
                                                                   PERIOD
                                               YEAR      YEAR    7/29/93/1/
                                              ENDED     ENDED     THROUGH
                                             9/30/95   9/30/94    9/30/93
NET ASSET VALUE AT BEGINNING OF PERIOD       $  11.62  $  11.68   $ 11.21
                                             --------  --------   -------
Income from investment operations
 Net investment income                           0.30      0.25      0.04
 Net gain (loss) on investments (both
  realized and unrealized)                       2.55      0.16      0.48
                                             --------  --------   -------
 Total from investment operations                2.85      0.41      0.52
                                             --------  --------   -------
LESS DISTRIBUTIONS
 Distributions from net investment income       (0.30)    (0.25)    (0.05)
 Distributions from net realized capital
  gains                                         (0.25)    (0.22)      - -
                                             --------  --------   -------
 Total distributions                            (0.55)    (0.47)    (0.05)
                                             --------  --------   -------
NET ASSET VALUE AT END OF PERIOD             $  13.92  $  11.62   $ 11.68
                                             ========  ========   =======
Total return                                    25.40%     3.51%     4.64%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in thousands)  $170,832  $105,035   $23,137
 Ratios of expenses to average net assets
 After advisory/administration fee waivers       0.95%     0.90%     0.91%/2/
 Before advisory/administration fee waivers      1.09%     1.06%     0.94%/2/
 Ratios of net investment income to average
  net assets
 After advisory/administration fee waivers       2.40%     2.24%     2.44%/2/
 Before advisory/administration fee waivers      2.26%     2.08%     2.41%/2/
 PORTFOLIO TURNOVER RATE                           12%       11%       11%

/1/Commencement of operations.
/2/Annualized.

--------------------------------------------------------------------------------
(FOR A SERVICE SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                            GROWTH EQUITY PORTFOLIO

                                                                    FOR THE
                                                                     PERIOD
                                                 YEAR     YEAR     7/29/93/1/
                                                 ENDED    ENDED     THROUGH
                                                9/30/95  9/30/94    9/30/93
NET ASSET VALUE AT BEGINNING OF PERIOD          $ 10.18  $ 11.57     $10.54
                                                -------  -------     ------
Income from investment operations
 Net investment income                             0.10     0.03        - -
 Net gain (loss) on investments (both realized
  and unrealized)                                  2.87    (1.32)      1.03
                                                -------  -------     ------
 Total from investment operations                  2.97    (1.29)      1.03
                                                -------  -------     ------
LESS DISTRIBUTIONS
 Distributions from net investment income         (0.13)     - -        - -
 Distributions from capital                         - -      - -        - -
 Distributions from net realized capital gains      - -    (0.10)       - -
                                                -------  -------     ------
 Total distributions                              (0.13)   (0.10)       - -
                                                -------  -------     ------
NET ASSET VALUE AT END OF PERIOD                $ 13.02  $ 10.18     $11.57
                                                =======  =======     ======
Total return                                      29.43%  (11.20)%     9.77%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in thousands)     $76,769  $36,752     $8,606
 Ratios of expenses to average net assets
 After advisory/administration fee waivers         0.95%    0.90%      0.89%/2/
 Before advisory/administration fee waivers        1.13%    1.14%      0.95%/2/
 Ratios of net investment income to average net
  assets
 After advisory/administration fee waivers         0.91%    0.51%    (0.03)%/2/
 Before advisory/administration fee waivers        0.73%    0.26%    (0.09)%/2/
 PORTFOLIO TURNOVER RATE                             55%     212%       175%

/1/Commencement of operations.
/2/Annualized.

--------------------------------------------------------------------------------
(FOR A SERVICE SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                        SMALL CAP VALUE EQUITY PORTFOLIO

                                                                   FOR THE
                                                                    PERIOD
                                                YEAR     YEAR     7/29/93/1/
                                                ENDED    ENDED     THROUGH
                                               9/30/95  9/30/94    9/30/93
NET ASSET VALUE AT BEGINNING OF PERIOD         $ 13.59  $ 13.08    $ 12.28
                                               -------  -------    -------
Income from investment operations
 Net investment income                            0.02      - -        - -
 Net gain (loss) on investments (both realized
  and unrealized)                                 2.18     0.77       0.80
                                               -------  -------    -------
 Total from investment operations                 2.20     0.77       0.80
                                               -------  -------    -------
LESS DISTRIBUTIONS
 Distributions from net investment income        (0.03)   (0.01)       - -
 Distributions from net realized capital gains   (0.61)   (0.25)       - -
                                               -------  -------    -------
 Total distributions                             (0.64)   (0.26)       - -
                                               -------  -------    -------
NET ASSET VALUE AT END OF PERIOD               $ 15.15  $ 13.59    $ 13.08
                                               =======  =======    =======
Total return                                     17.17%    5.96%      6.51%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in thousands)    $61,313  $45,372    $21,689
 Ratios of expenses to average net assets
 After advisory/administration fee waivers        1.02%    0.98%      0.99%/2/
 Before advisory/administration fee waivers       1.12%    1.10%      1.03%/2/
 Ratios of net investment income to average
  net assets
 After advisory/administration fee waivers        0.16%    0.03%      0.12%/2/
 Before advisory/administration fee waivers       0.07%   (0.09)%     0.08%/2/
PORTFOLIO TURNOVER RATE                             31%      18%        41%

/1/Commencement of operations.
/2/Annualized.

--------------------------------------------------------------------------------
(FOR A SERVICE SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                       SMALL CAP GROWTH EQUITY PORTFOLIO

                                                                  FOR THE
                                                                   PERIOD
                                              YEAR      YEAR     9/15/93/1/
                                              ENDED     ENDED     THROUGH
                                             9/30/95   9/30/94    9/30/93
NET ASSET VALUE AT BEGINNING OF PERIOD       $ 10.14   $ 10.47     $ 9.96
                                             -------   -------     ------
Income from investment operations
 Net investment income                         (0.01)     0.01        - -
 Net gain (loss) on investments (both
  realized and unrealized)                      4.89     (0.34)      0.51
                                             -------   -------     ------
 Total from investment operations               4.88     (0.33)      0.51
                                             -------   -------     ------
LESS DISTRIBUTIONS
 Distributions from net investment income        - -       - -        - -
 Distributions from net realized capital
  gains                                          - -       - -        - -
                                             -------   -------     ------
 Total distributions                             - -       - -        - -
                                             -------   -------     ------
NET ASSET VALUE AT END OF PERIOD             $ 15.02   $ 10.14     $10.47
                                             =======   =======     ======
Total return                                   48.13%    (3.12)%     5.12%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in thousands)  $62,604   $22,648     $  911
 Ratios of expenses to average net assets
 After advisory/administration fee waivers      1.03%     0.71%      0.99%/2/
 Before advisory/administration fee waivers     1.16%     1.27%      1.68%/2/
 Ratios of net investment income to average
  net assets
 After advisory/administration fee waivers     (0.07)%    0.21%     (0.34)%/2/
 Before advisory/administration fee waivers    (0.20)%   (0.34)%    (1.03)%/2/
 PORTFOLIO TURNOVER RATE                          74%       89%         9%

/1/Commencement of operations.
/2/Annualized.

--------------------------------------------------------------------------------
(FOR A SERVICE SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                         INTERNATIONAL EQUITY PORTFOLIO

                                                                   FOR THE
                                                                    PERIOD
                                                 YEAR     YEAR    7/29/93/1/
                                                ENDED     ENDED    THROUGH
                                               9/30/95   9/30/94   9/30/93
NET ASSET VALUE AT BEGINNING OF PERIOD         $  13.41  $ 12.47   $ 11.76
                                               --------  -------   -------
Income from investment operations
 Net investment income                             0.11     0.14      0.02
 Net realized gain (loss) on investments           0.16     1.14      0.69
                                               --------  -------   -------
 Total from investment operations                  0.27     1.28      0.71
                                               --------  -------   -------
LESS DISTRIBUTIONS
 Distributions from net investment income         (0.08)   (0.09)      - -
 Distributions from net realized capital gains    (0.36)   (0.25)      - -
                                               --------  -------   -------
 Total distributions                              (0.44)   (0.34)      - -
                                               --------  -------   -------
NET ASSET VALUE AT END OF PERIOD               $  13.24  $ 13.41   $ 12.47
                                               ========  =======   =======
Total return                                       2.19%   10.36%     6.03%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in thousands)    $106,045  $75,174   $11,985
 Ratios of expenses to average net assets
 After advisory/administration fee waivers         1.25%    1.20%     1.18%/2/
 Before advisory/administration fee waivers        1.42%    1.39%     1.24%/2/
 Ratios of net investment income to average
  net assets
 After advisory/administration fee waivers         1.16%    1.09%     1.01%/2/
 Before advisory/administration fee waivers        0.98%    0.90%     0.95%/2/
Portfolio turnover rate                             105%      37%       31%

/1/Commencement of operations.
/2/Annualized.

--------------------------------------------------------------------------------
(FOR A SERVICE SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                    INTERNATIONAL EMERGING MARKETS PORTFOLIO

                                                                    FOR
                                                                 THE PERIOD
                                                        YEAR     6/17/94/1/
                                                        ENDED     THROUGH
                                                       9/30/95    9/30/94
NET ASSET VALUE AT BEGINNING OF PERIOD                 $ 10.55     $10.00
                                                       -------     ------
Income from investment operations
 Net investment income                                    0.06       0.02
 Net gain (loss) on investments (both realized and
  unrealized)                                            (2.15)      0.53
                                                       -------     ------
 Total from investment operations                        (2.09)      0.55
                                                       -------     ------
LESS DISTRIBUTIONS
 Distributions from net investment income                (0.08)       - -
 Distributions from Capital                              (0.01)       - -
 Distributions from net realized capital gains           (0.19)       - -
                                                       -------     ------
 Total distributions                                     (0.28)       - -
                                                       -------     ------
NET ASSET VALUE AT END OF PERIOD                       $  8.18     $10.55
                                                       =======     ======
Total return                                            (19.91)%     5.50%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in thousands)            $15,020     $3,505
 Ratios of expenses to average net assets
 After advisory/administration fee waivers                2.06%      2.00%/2/
 Before advisory/administration fee waivers               2.30%      2.98%/2/
 Ratios of net investment income to average net assets
 After advisory/administration fee waivers                1.72%      1.10%/2/
 Before advisory/administration fee waivers               1.48%      0.12%/2/
PORTFOLIO TURNOVER RATE                                     75%         4%

/1/Commencement of operations.
/2/Annualized.

--------------------------------------------------------------------------------
(FOR A SERVICE SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                            SELECT EQUITY PORTFOLIO
                     (FORMERLY, THE CORE EQUITY PORTFOLIO)

                                                                     FOR
                                                                  THE PERIOD
                                                 YEAR     YEAR    9/15/93/1/
                                                 ENDED    ENDED    THROUGH
                                                9/30/95  9/30/94   9/30/93
NET ASSET VALUE AT BEGINNING OF PERIOD          $  9.92  $  9.97    $10.00
                                                -------  -------    ------
Income from investment operations
 Net investment income                             0.22     0.19       - -
 Net gain (loss) on investments (both realized
  and unrealized)                                  2.05    (0.04)    (0.03)
                                                -------  -------    ------
 Total from investment operations                  2.27     0.15     (0.03)
                                                -------  -------    ------
LESS DISTRIBUTIONS
 Distributions from net investment income         (0.19)   (0.20)      - -
 Distributions from net realized capital gains    (0.12)     - -       - -
                                                -------  -------    ------
 Total distributions                              (0.31)   (0.20)      - -
                                                -------  -------    ------
NET ASSET VALUE AT END OF PERIOD                $ 11.88  $  9.92    $ 9.97
                                                =======  =======    ======
Total return                                      23.43%    1.55%     (.30)%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in thousands)     $83,705  $49,293    $  704
 Ratios of expenses to average net assets
 After advisory/administration fee waivers         0.95%    0.90%     0.90%/2/
 Before advisory/administration fee waivers        1.13%    1.18%     1.12%/2/
 Ratios of net investment income to average net
  assets
 After advisory/administration fee waivers         2.10%    1.96%     1.92%/2/
 Before advisory/administration fee waivers        1.91%    1.68%     1.70%/2/
PORTFOLIO TURNOVER RATE                              51%      88%        2%

/1/Commencement of operations.
/2/Annualized.

--------------------------------------------------------------------------------
(FOR A SERVICE SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                             INDEX EQUITY PORTFOLIO

                                                                     FOR
                                                                  THE PERIOD
                                                 YEAR     YEAR    7/29/93/1/
                                                 ENDED    ENDED    THROUGH
                                                9/30/95  9/30/94   9/30/93
NET ASSET VALUE AT BEGINNING OF PERIOD          $ 10.93  $ 11.02   $ 10.76
                                                -------  -------   -------
Income from investment operations
 Net investment income                             0.35     0.29      0.05
 Net gain (loss) on investments (both realized
  and unrealized)                                  2.73     0.02      0.29
                                                -------  -------   -------
 Total from investment operations                  3.08     0.31      0.34
                                                -------  -------   -------
LESS DISTRIBUTIONS
 Distributions from net investment income         (0.31)   (0.29)    (0.08)
 Distributions from net realized capital gains    (0.12)   (0.11)      - -
                                                -------  -------   -------
 Total distributions                              (0.43)   (0.40)    (0.08)
                                                -------  -------   -------
NET ASSET VALUE AT END OF PERIOD                $ 13.58  $ 10.93   $ 11.02
                                                =======  =======   =======
Total return                                      28.99%    2.78%     3.16%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in thousands)     $61,536  $27,376   $12,441
 Ratios of expenses to average net assets
 After advisory/administration fee waivers         0.45%    0.40%     0.41%/2/
 Before advisory/administration fee waivers        0.79%    0.77%     0.53%/2/
 Ratios of net investment income to average net
  assets
 After advisory/administration fee waivers         2.62%    2.49%     3.04%/2/
 Before advisory/administration fee waivers        2.28%    2.12%     2.92%/2/
PORTFOLIO TURNOVER RATE                              18%      17%        8%

/1/Commencement of operations.
/2/Annualized.

--------------------------------------------------------------------------------
(FOR A SERVICE SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                               BALANCED PORTFOLIO

                                                                   FOR THE
                                                                    PERIOD
                                                YEAR     YEAR     7/29/93/1/
                                                ENDED    ENDED     THROUGH
                                               9/30/95  9/30/94    9/30/93
NET ASSET VALUE AT BEGINNING OF PERIOD         $ 11.98  $ 12.42    $ 12.05
                                               -------  -------    -------
Income from investment operations
 Net investment income                            0.44     0.34       0.06
 Net realized gain (loss) on investments          1.88    (0.38)      0.38
                                               -------  -------    -------
 Total from investment operations                 2.32    (0.04)      0.44
                                               -------  -------    -------
LESS DISTRIBUTIONS
 Distributions from net investment income        (0.44)   (0.34)     (0.07)
 Distributions from net realized capital gains   (0.14)   (0.06)       - -
                                               -------  -------    -------
 Total distributions                             (0.58)   (0.40)     (0.07)
                                               -------  -------    -------
NET ASSET VALUE AT END OF PERIOD               $ 13.72  $ 11.98    $ 12.42
                                               =======  =======    =======
Total return                                     19.94%   (0.36)%     3.66%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in thousands)    $85,668  $66,024    $15,842
 Ratios of expenses to average net assets
 After advisory/administration fee waivers        0.94%    0.90%      0.93%/2/
 Before advisory/administration fee waivers       1.16%    1.16%      1.11%/2/
 Ratios of net investment income to average
  net assets
 After advisory/administration fee waivers        3.49%    2.96%      2.75%/2/
 Before advisory/administration fee waivers       3.28%    2.70%      2.57%/2/
PORTFOLIO TURNOVER RATE                            154%      54%        32%

/1/Commencement of operations.
/2/Annualized.

What Are The Portfolios?
--------------------------------------------------------------------------------
                The COMPASS CAPITAL FUND family consists of 28 portfolios and has been structured to include many different investment styles so that investors may participate across multiple dis-ciplines in order to seek their long-term financial goals.

                The Equity Portfolios of COMPASS CAPITAL FUNDS consist of nine investment portfolios that provide investors with a broad spectrum of investment alternatives within the equity sector. Six of these Portfolios invest primarily in U.S. stocks, two Portfolios invest in non-U.S. international stocks and one Portfolio invests in a combination of U.S. stocks and bonds.

                In certain investment cycles and over certain holding periods, an equity fund that invests according to a "value" style or a "growth" style may perform above or below the market. An in-vestment program that combines these multiple disciplines al-lows investors to select from among these various product op-tions in the way that most closely fits the investor's goals and sentiments.

INVESTMENT      Each of the nine Compass Capital Equity Portfolios seeks to
OBJECTIVES      provide long-term Capital Appreciation.

                The Select Equity and Value Equity Portfolios pursue a second-ary objective of Current Income from dividends.

                The Balanced Portfolio pursues a secondary objective of Cur-rent Income from an allocation to fixed income securities.

                To meet its investment objective, each Portfolio employs a specific investment style, as described below. No assurance can be made that a Portfolio will achieve its investment ob-jective.

What Are The Differences Among The Portfolios?
--------------------------------------------------------------------------------

    COMPASS                                                           PERFORMANCE
  CAPITAL FUND      INVESTMENT STYLE           PORTFOLIO EMPHASIS      BENCHMARK*
 Value Equity   Pursues equity             Stocks with price/earnings Russell 1000
                securities (defined as     and price/book ratios at   Value Index
                common stocks or           time of purchase below
                securities convertible     average for benchmark and
                into common stocks)        capitalization in excess
                which the sub-adviser      of $1 billion.
                believes are
                undervalued. A
                security's earnings
                trend and its dividend
                growth rate will also be
                factors considered in
                security selection.
 Growth Equity  Pursues stocks with        Stocks with growth rate    Russell 1000
                earnings growth            estimates in excess of     Growth Index
                potential. Emphasizes      average for benchmark and
                stocks which the sub-      capitalization in excess
                adviser considers to       of $1 billion.
                have favorable and
                above-average earnings
                growth prospects.
 Small Cap      Pursues small cap stocks   Stocks with price/earnings Russell 2000
 Value Equity   which the sub-adviser      and price/book ratios at   Index
                believes are               time of purchase below
                undervalued. A             average for benchmark and
                security's earnings        capitalization below $1
                trend and its dividend     billion.
                growth rate will also be
                factors considered in
                security selection.
 Small Cap      Pursues small cap stocks   Stocks with growth rate    Russell 2000
 Growth Equity  with earnings growth       estimates in excess of     Growth Index
                potential. Emphasizes      average for benchmark and
                small cap stocks which     capitalization below $1
                the sub-adviser            billion.
                considers to have
                favorable and above-
                average earnings growth
                prospects.
 International  Pursues non-dollar         Portfolio assets are       EAFE Index
 Equity         denominated stocks of      primarily invested in
                issuers in countries       international stocks.
                included in the Morgan
                Stanley Capital            Stocks with price/earnings
                International Europe,      ratios below average for a
                Australia and the Far      security's home market or
                East Index ("EAFE").       stock exchange.
                Within this universe, a
                value style of investing   Diversification across
                is employed to select      countries, industry groups
                stocks which the sub-      and companies with
                adviser believes are       investment at all times in
                undervalued. A             at least three foreign
                security's earnings        countries.
                trend and its dividend
                growth rate will also be
                factors considered in
                security selection. The
                sub-adviser will also
                consider macroeconomic
                factors such as the
                prospects for relative
                economic growth among
                certain foreign
                countries, expected
                levels of inflation,
                government policies
                influencing business
                conditions and the
                outlook for currency
                relationships.

*For more information on a Portfolio's benchmark, see the Appendix at the back of this Prospectus.

    COMPASS                                                            PERFORMANCE
  CAPITAL FUND      INVESTMENT STYLE           PORTFOLIO EMPHASIS      BENCHMARK*
 International  Pursues non-dollar         Portfolio assets are       MSCI
 Emerging       denominated stocks of      primarily invested in      International
 Markets        issuers in emerging        stocks of emerging market  Emerging
                country markets            issuers.                   Markets Free
                (generally any country                                Index
                considered to be           Stocks with price/earnings
                emerging or developing     ratios below average for a
                by the World Bank, the     security's home market or
                International Finance      stock exchange.
                Corporation or the
                United Nations). Within    Ordinarily, stocks of
                this universe, a value     issuers in at least three
                style of investing is      emerging markets will be
                employed to select         held.
                stocks which the sub-
                adviser believes are
                undervalued. The sub-
                adviser will also
                consider macroeconomic
                factors such as the
                prospects for relative
                economic growth among
                certain foreign
                countries, expected
                levels of inflation,
                government policies
                influencing business
                conditions and the
                outlook for currency
                relationships.
 Select Equity  Combines value and         Similar sector weightings  S&P 500 Index
                growth style as sub-       as benchmark, with over-
                adviser identifies         or under-weighting in
                market opportunity.        particular securities
                                           within those sectors.
 Index Equity   Invests all of its         Holds substantially all    S&P 500 Index
                assets directly or,        the stocks of the S&P 500
                after the 1996             Index in approximately the
                conversion, indirectly     same proportions as they
                through the U.S. Large     are represented in the
                Company Series (the        Index.
                "Index Master
                Portfolio") of The DFA
                Investment Trust Company
                in the stocks of the S&P
                500 Index using a
                passive investment style
                that pursues the
                replication of the S&P
                500 Index return.
 Balanced       Holds a blend of equity    Maintains a minimum 25%    S&P 500 and
                and fixed income           investment in fixed income Salomon Broad
                securities to deliver      senior securities.         Investment
                total return through                                  Grade Index
                capital appreciation and
                current income.
                Equity Portion: Combines   Equity Portion: Similar
                value and growth style     sector weightings as
                as sub-adviser             benchmark, with over- or
                identifies market          under weighting in
                opportunity.               particular securities
                                           within those sectors.
                Fixed Income Portion:      Fixed Income Portion:
                Combines sector rotation   Dollar- denominated
                and security selection     investment grade bonds,
                across a broad universe    including U.S. Government,
                of fixed income            mortgage-backed, asset-
                securities.                backed and corporate debt
                                           securities.

*For more information on a Portfolio's benchmark, see the Appendix at the back of this Prospectus.

What Additional Investment Policies And Risks Apply?
--------------------------------------------------------------------------------
The discussion below applies to each of the Portfolios (and, with respect to the Index Equity Portfolio, its investment in the Index Master Portfolio) un-less otherwise noted.

EQUITY SECURITIES. During normal market conditions each Portfolio, except the Balanced Portfolio, will normally invest at least 80% of the value of its total assets in equity securities. The Portfolios will invest primarily in equity se-curities of U.S. issuers, except the International Equity and International Emerging Markets Portfolios, which will invest primarily in foreign issuers. Equity securities include common stock and preferred stock (including convert-ible preferred stock); bonds, notes and debentures convertible into common or preferred stock; stock purchase warrants and rights; equity interests in trusts and partnerships; and depositary receipts of companies.

ADRS, EDRS AND GDRS. Each Portfolio (other than the Index Master Portfolio) may invest in both sponsored and unsponsored American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs"), Global Depository Receipts ("GDRs") and other similar global instruments. ADRs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental De-pository Receipts, are receipts issued in Europe, typically by foreign banks and trust companies, that evidence ownership of either foreign or domestic un-derlying securities. GDRs are depository receipts structured like global debt issues to facilitate trading on an international basis. Unsponsored ADR, EDR and GDR programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information con-cerning the issuer may not be as current as for sponsored ADRs, EDRs and GDRs, and the prices of unsponsored ADRs, EDRs and GDRs may be more volatile than if such instruments were sponsored by the issuer. Investments in ADRs, EDRs and GDRs present additional investment considerations as described below under "In-ternational Portfolios."

OPTIONS AND FUTURES CONTRACTS. To the extent consistent with its investment ob-jective, each Portfolio (other than the Index Master Portfolio) may write cov-ered call options, buy put options, buy call options and write secured put op-tions for the purpose of hedging or earning additional income, which may be deemed speculative or, with respect to the International Equity and Interna-tional Emerging Markets Portfolios, cross-hedging. These options may relate to particular securities, financial instruments, foreign currencies, stock or bond indices or the yield differential between two securities, and may or may not be listed on a securities exchange and may or may not be issued by the Options Clearing Corporation. A Portfolio will not purchase put and call options where the aggregate premiums on outstanding options exceed 5% of its net assets at the time of purchase, and will not write options on more than 25% of the value of its net assets (measured at the time an option is written). Options trading is a highly specialized activity that entails greater than ordinary investment risks. In addition, unlisted options are not subject to the protections af-forded purchasers of listed options issued by the Options Clearing Corporation, which performs the obligations of its members if they default.

To the extent consistent with its investment objective, each Portfolio may also invest in futures contracts and options on futures contracts to commit funds awaiting investment in stocks or maintain cash liquidity or, except with re-spect to the Index Master Portfolio, for other hedging purposes. The value of a Portfolio's contracts may equal or exceed 100% of the Fund's total assets, al-though a Portfolio will not purchase or sell a futures contract unless immedi-ately afterwards the aggregate amount of margin deposits on its existing futures positions plus the amount of premiums paid for related futures options entered into for other than bona fide hedging purposes is 5% or less of its net assets.

Futures contracts obligate a Portfolio, at maturity, to take or make delivery of securities, the cash value of a securities index or a stated quantity of a foreign currency. A Portfolio may sell a futures contract in order to offset an expected decrease in the value of its portfolio positions that might otherwise result from a market decline or currency exchange fluctuation. A Portfolio may do so either to hedge the value of its securities portfolio as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. In addition, a Portfolio may utilize futures con-tracts in anticipation of changes in the composition of its holdings or in cur-rency exchange rates.

A Portfolio may purchase and sell call and put options on futures contracts traded on an exchange or board of trade. When a Portfolio purchases an option on a futures contract, it has the right to assume a position as a purchaser or a seller of a futures contract at a specified exercise price during the option period. When a Portfolio sells an option on a futures contract, it becomes ob-ligated to sell or buy a futures contract if the option is exercised. In con-nection with a Portfolio's position in a futures contract or related option, the Fund will create a segregated account of liquid high grade assets or will otherwise cover its position in accordance with applicable SEC requirements.

The primary risks associated with the use of futures contracts and options are
(a) the imperfect correlation between the change in market value of the instru-ments held by a Portfolio and the price of the futures contract or option; (b) possible lack of a liquid secondary market for a futures contract and the re-sulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; and (d) a sub-adviser's inability to predict correctly the direction of securities pric-es, interest rates, currency exchange rates and other economic factors. For further discussion of risks involved with domestic and foreign futures and op-tions, see Appendix B in the Statement of Additional Information.

The Fund intends to comply with the regulations of the Commodity Futures Trad-ing Commission exempting the Portfolios from registration as a "commodity pool operator."

LIQUIDITY MANAGEMENT. Pending investment, to meet anticipated redemption re-quests, or, in the case of all Portfolios except the Index Master Portfolio, as a temporary defensive measure if its sub-adviser determines that market condi-tions warrant, a Portfolio may also invest without limitation in high quality money market instruments. The Balanced Portfolio may also invest in these secu-rities in furtherance of its investment objective.

High quality money market instruments include U.S. government obligations, U.S. government agency obligations, dollar denominated obligations of foreign is-suers issued in the U.S., bank obligations, including U.S. subsidiaries and branches of foreign banks, corporate obligations, commercial paper, repurchase agreements and obligations of supranational organizations. Generally, such ob-ligations will mature within one year from the date of settlement, but may ma-ture within two years from the date of settlement. Under a repurchase agree-ment, a Portfolio agrees to purchase debt securities from financial institu-tions subject to the seller's agreement to repurchase them at an agreed upon time and price. Repurchase agreements are, in substance, loans. Default by or bankruptcy of a seller would expose a Portfolio to possible loss because of ad-verse market action, expenses and/or delays in connection with the disposition of the underlying obligations.

WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS. Each Portfolio (other than the Index Master Portfolio) may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transac-tions involve a commitment by a Portfolio to purchase or sell particular secu-rities with payment and delivery taking place at a future date (perhaps one or two months later), and permit a Portfolio to lock in a price or yield on a se-curity it owns or intends to purchase, regardless of future changes in interest rates. When-issued and forward commitment transactions involve the risk, howev-er, that the price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the securities delivery takes place. Each Portfolio's when-issued purchases and forward commitments are not expected to exceed 25% of the value of its total assets absent unusual mar-ket conditions. The Portfolios do not intend to engage in when-issued purchases and forward commitments for speculative purposes but only in furtherance of their investment objectives.

REVERSE REPURCHASE AGREEMENTS AND OTHER BORROWINGS. Each Portfolio is autho-rized to make limited borrowings. If the securities held by a Portfolio should decline in value while borrowings are outstanding, the net asset value of the Portfolio's outstanding shares will decline in value by proportionately more than the decline in value suffered by the Portfolio's securities. Borrowings may be made by the Balanced Portfolio through reverse repurchase agreements un-der which a Portfolio sells portfolio securities to financial institutions such as banks and broker-dealers and agrees to repurchase them at a particular date and price. The Balanced Portfolio may use the proceeds of reverse repurchase agreements to purchase other securities either maturing, or under an agreement to resell, on a date simultaneous with or prior to the expiration of the re-verse repurchase agreement. The Balanced Portfolio may utilize reverse repur-chase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the in-terest expense of the transaction. This use of reverse repurchase agreements may be regarded as leveraging and, therefore, speculative. Reverse repurchase agreements involve the risks that the interest income earned in the investment of the proceeds will be less than the interest expense, that the market value of the securities sold by the Balanced Portfolio may decline below the price of the securities the Portfolio is obligated to repurchase and that the securities may not be returned to the Portfolio. During the time a reverse repurchase agreement is outstanding, the Balanced Portfolio will main-tain a segregated account with the Fund's custodian containing cash, U.S. Gov-ernment or other appropriate liquid high-grade debt securities having a value at least equal to the repurchase price. A Portfolio's reverse repurchase agree-ments, together with any other borrowings, will not exceed, in the aggregate, 33 1/3% of the value of its total assets. In addition, whenever borrowings ex-ceed 5% of a Portfolio's total assets, the Portfolios (other than the Balanced Portfolio) will not make any investments.

INVESTMENT COMPANIES. In connection with the management of their daily cash po-sitions, the Portfolios (other than the Index Master Portfolio) may invest in securities issued by other investment companies which invest in short-term debt securities and which seek to maintain a $1.00 net asset value per share. The International Equity and International Emerging Markets Portfolios may purchase shares of investment companies investing primarily in foreign securities, in-cluding so-called "country funds." Country funds have portfolios consisting ex-clusively of securities of issuers located in one foreign country. The Index Equity Portfolio may also invest in Standard & Poor's Depository Receipts (SPDRs) and shares of other investment companies that are structured to seek a similar correlation to the performance of the S&P 500 Index. Securities of other investment companies will be acquired within limits prescribed by the In-vestment Company Act of 1940 (the "1940 Act"). As a shareholder of another in-vestment company, a Portfolio would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the expenses each bears directly in connection with its own operations.

SECURITIES LENDING. A Portfolio may seek additional income by lending securi-ties on a short-term basis. The securities lending agreements will require that the loans be secured by collateral in cash, U.S. Government securities or (ex-cept for the Index Master Portfolio) irrevocable bank letters of credit main-tained on a current basis equal in value to at least the market value of the loaned securities. A Portfolio may not make such loans in excess of 33 1/3% of the value of its total assets. Securities loans involve risks of delay in re-ceiving additional collateral or in recovering the loaned securities, or possi-bly loss of rights in the collateral if the borrower of the securities becomes insolvent.

ILLIQUID SECURITIES. No Portfolio will knowingly invest more than 15% (10% with respect to the Index Master Portfolio) of the value of its net assets in secu-rities that are illiquid. Variable and floating rate instruments that cannot be disposed of within seven days, and repurchase agreements and time deposits that do not provide for payment within seven days after notice, without taking a re-duced price, are subject to these limits. Each Portfolio may purchase securi-ties which are not registered under the Securities Act of 1933 (the "1933 Act") but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. Any such security will not be considered illiquid so long as it is determined by the adviser or sub-adviser, acting under guide-lines approved and monitored by the Board, that an adequate trading market ex-ists for that security. This investment practice could have the effect of in-creasing the level of illiquidity in a Portfolio during any period that quali-fied institutional buyers become uninterested in purchasing these restricted securities.

SMALL CAP GROWTH EQUITY AND SMALL CAP EQUITY VALUE PORTFOLIOS. Under normal market conditions, the Small Cap Growth Equity Portfolio and Small Cap Value Equity Portfolio will invest at least 90% (and in any event at least 65%) of their respective total assets in equity securities of smaller-capitalized orga-nizations (less than $1 billion at the time of purchase). These organizations will normally have limited product lines, markets and financial resources and will be dependent upon a limited management group.

INDEX EQUITY AND INDEX MASTER PORTFOLIOS. During normal market conditions, the Index Equity Portfolio and Index Master Portfolio (in which all of the assets of the Index Equity Portfolio will be invested after its 1996 conversion) in-vest at least 95% of the value of their total assets in securities included in the Standard & Poor's 500 (R) Composite Stock Price Index (the "S&P 500 In-dex"). The Index Master Portfolio intends to invest in all of the stocks that comprise the S&P 500 Index in approximately the same proportion as they are represented in the Index. These Portfolios will operate as index portfolios and, therefore, are not actively managed (through the use of economic, finan-cial or market analysis), and adverse performance will ordinarily not result in the elimination of a stock from the Portfolios. The Portfolios will remain fully invested in common stocks even when stock prices are generally falling. Ordinarily, portfolio securities will not be sold except to reflect additions or deletions of the stocks that comprise the S&P 500 Index, including mergers, reorganizations and similar transactions and, to the extent necessary, to pro-vide cash to pay redemptions of a Portfolio's shares. The investment perfor-mance of the Index Master Portfolio and the Index Equity Portfolio is expected to approximate the investment performance of the S&P 500 Index, which tends to be cyclical in nature, reflecting periods when stock prices generally rise or fall.

Neither the Index Equity Portfolio nor the Index Master Portfolio are spon-sored, endorsed, sold or promoted by S&P. S&P makes no representation or war-ranty, express or implied, to the owners of the Index Equity Portfolio or the Index Master Portfolio or any member of the public regarding the advisability of investing in securities generally or in the Index Equity Portfolio or the Index Master Portfolio particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Index Equity Portfolio or the Index Master Portfolio is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Index Equity Portfolio or the Index Master Portfolio. S&P has no obligation to take the needs of the In-dex Equity Portfolio or the Index Master Portfolio or their respective owners into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Index Equity Portfolio or the Index Master Portfolio or the timing of the issuance or sale of the Index Equity Portfolio or the In-dex Master Portfolio or in the determination or calculation of the equation by which the Index Equity Portfolio or the Index Master Portfolio is to be con-verted into cash. S&P has no obligation or liability in connection with the ad-ministration, marketing or trading of the Index Equity Portfolio or Index Mas-ter Portfolio.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 IN-DEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ER-RORS, OMISSIONS OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IM-PLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMIT-ING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPE-CIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

INTERNATIONAL PORTFOLIOS. During normal market conditions, the International Equity Portfolio and International Emerging Markets Portfolio (the "Interna-tional Portfolios") will invest at least 90% (and in any event at least 65%) of their total assets in equity securities of foreign issuers. Investing in for-eign securities involves considerations not typically associated with investing in securities of companies organized and operated in the United States. Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, the value of a Portfolio that invests in foreign securities as measured in U.S. dollars will be affected favorably or unfavorably by changes in exchange rates.

A Portfolio's investments in foreign securities may also be adversely affected by changes in foreign political or social conditions, diplomatic relations, confiscatory taxation, expropriation, limitation on the removal of funds or as-sets, or imposition of (or change in) exchange control regulations. In addi-tion, changes in government administrations or economic or monetary policies in the U.S. or abroad could result in appreciation or depreciation of portfolio securities and could favorably or adversely affect a Portfolio's operations.

In general, less information is publicly available with respect to foreign is-suers than is available with respect to U.S. companies. Most foreign companies are also not subject to the uniform accounting and financial reporting require-ments applicable to issuers in the United States. While the volume of transac-tions effected on foreign stock exchanges has increased in recent years, it re-mains appreciably below that of the New York Stock Exchange. Accordingly, a Portfolio's foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities in U.S. companies. In addi-tion, there is generally less government supervision and regulation of securi-ties exchanges, brokers and issuers in foreign countries than in the United States.

The expense ratios of the International Equity and International Emerging Mar-kets Portfolios can be expected to be higher than those of Portfolios investing primarily in domestic securities. The costs attributable to investing abroad are usually higher for several reasons, such as the higher cost of investment research, higher cost of custody of foreign securities, higher commissions paid on comparable transactions on foreign markets and additional costs arising from delays in settlements of transactions involving foreign securities.

As stated, the International Emerging Markets Portfolio will invest its assets in countries with emerging economies or securities markets. These countries may include Argentina, Brazil, Bulgaria, Chile, China, Colombia, The Czech Repub-lic, Ecuador, Greece, Hungary, India, Israel, Lebanon, Malaysia, Mexico, Moroc-co, Peru, The Philippines, Poland, Romania, Russia, South Africa, South Korea, Taiwan, Thailand, Tunisia, Turkey, Venezuela and Vietnam. Political and eco-nomic structures in many of these countries may be undergoing significant evo-lution and rapid development, and these countries may lack the social, politi-cal and economic stability characteristic of more developed countries. Some of these countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of na-tionalization or expropriation of assets, may be heightened. In addition, unan-ticipated political or social developments may affect the value of investments in these countries and the availability to the Portfolio of additional invest-ments in emerging market countries. The small size and inexperience of the se-curities markets in certain of these countries and the limited volume of trad-ing in securities in these countries may make investments in the countries il-liquid and more volatile than investments in Japan or most Western European countries. There may be little financial or accounting information available with respect to issuers located in certain emerging market countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

The International Equity Portfolio invests primarily in equity securities of issuers located in countries included in EAFE. Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Italy, Japan, Netherlands, New Zealand, Norway, Singapore, Malaysia, Spain, Sweden, Switzerland and the United Kingdom are currently included in EAFE.

The International Equity and International Emerging Markets Portfolios may use forward foreign currency exchange contracts to hedge against movements in the value of foreign currencies (including the European Currency Unit (ECU)) rela-tive to the U.S. dollar in connection with specific portfolio transactions or with respect to portfolio positions. A forward foreign currency exchange con-tract involves an obligation to purchase or sell a specified currency at a fu-ture date at a price set at the time of the contract. Foreign currency exchange contracts do not eliminate fluctuations in the values of portfolio securities but rather allow the Portfolio to establish a rate of exchange for a future point in time.

BALANCED PORTFOLIO. Fixed income securities purchased by the Balanced Portfolio may include domestic and dollar-denominated foreign debt securities, including bonds, debentures, notes, equipment lease and trust certificates, mortgage-re-lated and asset-backed securities, guaranteed investment contracts (GICs) and obligations issued or guaranteed by the U.S. Government or its agencies or in-strumentalities. These securities will be rated at the time of purchase within the four highest rating groups assigned by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Group ("S&P") or another nationally rec-ognized statistical rating agency. If unrated, the securities will be deter-mined at the time of purchase to be of comparable quality by the sub-adviser. Securities rated "Baa" by Moody's or "BBB" by S&P, respectively, are generally considered to be investment grade although they have speculative characteris-tics. If a fixed income security is reduced below Baa by Moody's or BBB by S&P, the Portfo-lio's sub-adviser will dispose of the security in an orderly fashion as soon as practicable. Investments in securities of foreign issuers, which present addi-tional investment considerations as described above under "International Port-folios," will be limited to 5% of the Portfolio's total assets.

The market value of the Balanced Portfolio's investments in fixed income corpo-rate and other securities will change in response to changes in interest rates and the relative financial strength of each issuer. During periods of falling interest rates, the values of long-term fixed income securities generally rise. Conversely, during periods of rising interest rates the values of such securi-ties generally decline. Changes in the financial strength of an issuer or changes in the ratings of any particular security may also affect the value of these investments.

The Balanced Portfolio may purchase asset-backed securities (i.e., securities backed by home equity loans, installment sale contracts, credit card receiv-ables or other assets). The average life of asset-backed securities varies with the maturities of the underlying instruments which, in the case of mortgages, have maximum maturities of forty years. The average life of a mortgage-backed instrument, in particular, is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of scheduled principal payments and mortgage prepayments. The rate of such mort-gage prepayments, and hence the life of the certificates, will be primarily a function of current market rates and current conditions in the relevant housing markets. The relationship between mortgage prepayment and interest rates may give some high-yielding mortgage-related securities less potential for growth in value than conventional bonds with comparable maturities. In addition, in periods of falling interest rates, the rate of mortgage prepayment tends to in-crease. During such periods, the reinvestment of prepayment proceeds by the Balanced Portfolio will generally be at lower rates than the rates that were carried by the obligations that have been prepaid. Because of these and other reasons, an asset-backed security's total return may be difficult to predict precisely. To the extent that the Balanced Portfolio purchases mortgage-related or mortgage-backed securities at a premium, mortgage prepayments (which may be made at any time without penalty) may result in some loss of the Balanced Port-folio's principal investment to the extent of premium paid.

Presently there are several types of mortgage-backed securities including: (i) those that are issued or guaranteed by U.S. Government agencies, including guaranteed mortgage pass-through certificates, which provide the holder with a pro rata interest in the underlying mortgages; and (ii) collateralized mortgage obligations ("CMOs"), which provide the holder with a specified interest in the cash flow of a pool of underlying mortgages or other mortgage-backed securi-ties. Issuers of CMOs frequently elect to be taxed as a pass-through entity known as real estate mortgage investment conduits, or REMICs. CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final distribution date. The relative payment rights of the various CMO clas-ses may be structured in many ways. In most cases, however, payments of princi-pal are applied to the CMO classes in the order of their respective stated ma-turities, so that no principal payments will be made on a CMO class until all other classes having an earlier stated maturity date are paid in full. The classes may include accrual certificates (also known as "Z-Bonds"), which only accrue interest at a specified rate until other specified classes have been retired and are converted thereafter to interest-paying secu-rities. They may also include planned amortization classes ("PACs") which gen-erally require, within certain limits, that specified amounts of principal be applied on each payment date, and generally exhibit less yield and market vola-tility than other classes.

The Balanced Fund may also purchase obligations issued or guaranteed by the U.S. Government and U.S. Government agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury. Others, such as those of the Export-Im-port Bank of the United States, are supported by the right of the issuer to borrow from the U.S. Treasury; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instru-mentalities if it is not obligated to do so by law. Certain U.S. Treasury and agency securities may be held by trusts that issue participation certificates (such as Treasury income growth receipts ("TIGRs") and certificates of accrual on Treasury certificates ("CATs")). The Balanced Portfolio may purchase these certificates and may also purchase Treasury receipts and other stripped securi-ties, which represent beneficial ownership interests in either future interest payments or the future principal payments on U.S. Government obligations. These instruments are issued at a discount to their "face value" and may (particu-larly in the case of stripped mortgage-backed securities) exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors.

The Balanced Portfolio may also purchase zero-coupon bonds (i.e., discount debt obligations that do not make periodic interest payments). Zero-coupon bonds are subject to greater market fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of inter-est.

To take advantage of attractive opportunities in the mortgage market and to en-hance current income, the Balanced Portfolio may enter into dollar roll trans-actions. A dollar roll transaction involves a sale by the Portfolio of a mort-gage-backed or other security concurrently with an agreement by the Portfolio to repurchase a similar security at a later date at an agreed-upon price. The securities that are repurchased will bear the same interest rate and stated ma-turity as those sold, but pools of mortgages collateralizing such securities may have different prepayment histories than those sold. During the period be-tween the sale and repurchase, the Portfolio will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for the Portfolio, and the income from these investments will generate income for the Portfolio. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of the Portfolio compared with what the performance would have been without the use of dollar rolls. At the time that the Portfolio enters into a dollar roll transaction, it will place in a segregated account maintained with its custodian cash, U.S. Government securities or other liquid high grade debt obligations having a value equal to the repurchase price (including accrued interest) and will subsequently monitor the account to en-sure that its value is maintained. The Portfolio's dollar rolls, together with its reverse repurchase agreements and other borrowings, will not exceed, in the aggregate, 33 1/3% of the value of its total assets.

Dollar roll transactions involve the risk that the market value of the securi-ties the Portfolio is required to purchase may decline below the agreed upon repurchase price of those securities. If the broker/dealer to whom the Portfo-lio sells securities becomes insolvent, the Portfolio's right to purchase or repurchase securities may be restricted and the instruments which the Portfolio is required to repurchase may be worth less than an instrument which the Port-folio originally held when the Portfolio is able to complete the purchase. Suc-cessful use of mortgage dollar rolls may depend upon a sub-adviser's ability to correctly predict interest rates and prepayments. There is no assurance that dollar rolls can be successfully employed.

PORTFOLIO TURNOVER RATES. Under normal market conditions, it is expected that the annual portfolio turnover rate for each Portfolio (including both the eq-uity and fixed income portions of the Balanced Portfolio in the aggregate) and for the Index Master Portfolio will not exceed 150%. A Portfolio's annual port-folio turnover rate will not, however, be a factor preventing a sale or pur-chase when the adviser or sub-adviser believes investment considerations war-rant such sale or purchase. Portfolio turnover may vary greatly from year to year as well as within a particular year. High portfolio turnover rates (i.e., over 100%) will generally result in higher transaction costs to a Portfolio.

What Are The Portfolios' Fundamental Investment Limitations?
--------------------------------------------------------------------------------
A Portfolio's (other than the Index Master Portfolio) investment objective and policies may be changed by the Fund's Board of Trustees without shareholder ap-proval. However, shareholders will be given at least 30 days' notice before any such change. The investment objective of the Index Master Portfolio may not be changed without the approval of shareholders of that Portfolio. No assurance can be provided that a Portfolio will achieve its investment objective.

Each Portfolio has also adopted certain fundamental investment limitations that may be changed only with the approval of a "majority of the outstanding shares of a Portfolio" (as defined in the Statement of Additional Information). Sev-eral of the Portfolios' fundamental investment policies, which are set forth in full in the Statement of Additional Information, are summarized below.

No Portfolio may:

(1) purchase securities (except U.S. Government securities and related repur-chase agreements) if more than 5% of its total assets will be invested in the securities of any one issuer, except that up to 25% of a Portfolio's total assets may be invested without regard to this 5% limitation;

(2) subject to the foregoing 25% exception (other than with respect to the In-dex Master Portfolio), purchase more than 10% of the outstanding voting se-curities of any issuer;

(3) invest 25% or more of its total assets in one or more issuers conducting their principal business activities in the same industry; and

(4) borrow money in amounts over one-third of the value of its total assets at the time of such borrowing.

These investment limitations are applied at the time investment securities are purchased. Notwithstanding the investment limitations, the Index Equity Portfo-lio may invest all of its assets in shares of an open-end management investment company with substantially the same investment objective, policies and limita-tions of that Portfolio.

In order to permit the sale of its shares in certain states, the Fund may make commitments more restrictive than the investment policies and limitations de-scribed in this Prospectus. If the Fund determines that any commitment is no longer in the best interests of a Portfolio, it will revoke the commitment by terminating sales of shares of the Portfolio in the state involved.

Who Manages The Fund?
--------------------------------------------------------------------------------
BOARD OF        The business and affairs of the Fund and of The DFA Investment
TRUSTEES        Trust Company (in which the assets of the Fund's Index Equity
                Portfolio will be invested after its 1996 conversion) are man-aged under the direction of their separate Boards of Trustees.
                The following individuals were elected by shareholders on Jan-uary 4, 1996 to serve as trustees of Compass Capital Funds:

                  William O. Albertini--Executive Vice President and Chief Fi-nancial Officer of Bell Atlantic Corporation.

                  Raymond J. Clark--Treasurer of Princeton University.

                  Robert M. Hernandez--Vice Chairman and Chief Financial Offi-cer of USX Corporation.

                  Anthony M. Santomero--Deputy Dean of The Wharton School, University of Pennsylvania.

                  David R. Wilmerding, Jr.--President of Gates, Wilmerding, Carper & Rawlings, Inc.

                The Statement of Additional Information furnishes additional information about the trustees and officers of both the Fund and The DFA Investment Trust Company.

ADVISER AND     The Adviser to Compass Capital Funds is PNC Asset Management
SUB-ADVISERS    Group ("PAMG"), except with respect to the Index Equity Port-
                folio. Each of the Portfolios within the Compass Capital Fund family is managed by a specialized portfolio manager who is a member of one of PAMG's portfolio management subsidiaries.

                The Portfolios (other than the Index Equity Portfolio) and their investment sub-advisers and portfolio managers are as follows:

                             INVESTMENT
COMPASS CAPITAL PORTFOLIO    SUB-ADVISER            PORTFOLIO MANAGER
-------------------------  ---------------          -----------------
Value Equity               PCM(/1/)        Earl J. Gaskins; Vice President of
                                           PCM since 1985; Portfolio co-manager
                                           since 1994.
                                           Benedict E. Capaldi; Vice President
                                           of PCM since 1995; prior to joining
                                           PCM, Senior Vice President and
                                           portfolio manager with Radnor
                                           Capital Management, President of
                                           Chestnut Hill Advisors, Inc. and
                                           Managing Director of Brandywine
                                           Asset Management, Inc.; Portfolio
                                           co-manager since 1995.

                                INVESTMENT
COMPASS CAPITAL PORTFOLIO      SUB-ADVISER               PORTFOLIO MANAGER
-------------------------  --------------------          -----------------
Growth Equity              PEAC(/2/)            Robert K. Urquhart; Managing
                                                Director of PEAC's Large Cap Growth
                                                Equity Investments area since 1995;
                                                prior to joining PEAC, Chief
                                                Investment Officer and partner of
                                                Cole Financial Group, Inc., a
                                                partner of Seacliff Holdings, Inc.
                                                and of RCM Capital Management;
                                                Portfolio manager since 1995.
Small Cap Value Equity     PCM(/1/)             Susan D. Menzies; Vice President of
                                                PCM since 1985; Portfolio manager
                                                since 1994.
Small Cap Growth Equity    PEAC(/2/)            William J. Wykle; investment manager
                                                with PEAC since 1995; investment
                                                manager with PNC Bank, National
                                                Association from 1986 to 1995;
                                                Portfolio manager since its
                                                inception.
International Equity       PCM(/1/)             William George Greig; Vice President
                                                of PCM; prior to joining PCM,
                                                Managing Partner of Akamai
                                                International, Investment Director
                                                of The Framlington Group and
                                                Research Director with Pilgrim
                                                Baxter & Associates; Portfolio
                                                manager since 1995.
International Emerging     PCM(/1/)             William George Greig (see above);
 Markets                                        Portfolio manager since its
                                                inception.
Select Equity              PCM(/1/)             Daniel B. Eagan; portfolio manager
                                                with PCM since 1995; director of
                                                investment strategy at PAMG during
                                                1995; portfolio manager with PEAC
                                                during 1995; Portfolio manager since
                                                1995.
Balanced                   PCM and              Daniel B. Eagan (see above);
                           BlackRock(/1/) (/3/) Portfolio co-manager since 1994.
                                                Robert S. Kapito; Vice Chairman of
                                                BlackRock since 1988; Portfolio co-
                                                manager since 1995.
                                                Keith T. Anderson; Managing Director
                                                and co-chair of Portfolio Management
                                                Group and Investment Strategy
                                                Committee of BlackRock since 1988;
                                                Portfolio co-manager since 1995.

(1) Provident Capital Management, Inc. ("PCM") has its primary offices at 1700 Market Street, 27th Floor, Philadelphia, PA 19103.
(2) PNC Equity Advisors Company ("PEAC") has its primary offices at 1835 Market Street, 15th Floor, Philadelphia, PA 19103.
(3) BlackRock Financial Management, Inc. ("BlackRock") has its primary offices at 345 Park Avenue, New York, New York 10154.

                PAMG was organized in 1994 to perform advisory services for investment companies, and has its principal offices at 1835 Market Street, Philadelphia, Pennsylvania 19103. PAMG is an indirect wholly-owned subsidiary of PNC Bank Corp., a multi-bank holding company.

                PNC Institutional Management Corporation ("PIMC") and PEAC will serve as adviser and sub-adviser, respectively, to the Index Equity Portfolio until its 1996 conversion. The princi-pal business address of PIMC is 400 Bellevue Parkway, Wilming-ton, Delaware 19809.

                For their investment advisory and sub-advisory services, PAMG, PIMC and the Portfolios' sub-advisers are entitled to fees, computed daily on a portfolio-by-portfolio basis and payable monthly, at the maximum annual rates set forth below. As stated under "What Are the Expenses of the Portfolios?" PAMG, PIMC and the sub-advisers intend to waive a portion of their fees during the current fiscal year. All sub-advisory fees are paid by PAMG and PIMC, and do not represent an extra charge to the Portfolios.

               MAXIMUM ANNUAL CONTRACTUAL FEE RATE FOR EACH
           PORTFOLIO EXCEPT THE INDEX EQUITY PORTFOLIO AND THE
                INTERNATIONAL PORTFOLIOS (BEFORE WAIVERS)

                                   Investment  Sub-Advisory
                                  Advisory Fee     Fee
                                  ------------ ------------
        Average Daily Net Assets
        first $1 billion              .550%        .400%
        $1 billion--$2 billion        .500         .350
        $2 billion--$3 billion        .475         .325
        greater than $3 billion       .450         .300

               MAXIMUM ANNUAL CONTRACTUAL FEE RATE FOR THE
                      INTERNATIONAL EQUITY PORTFOLIO
                             (BEFORE WAIVERS)
                                   Investment  Sub-Advisory
                                  Advisory Fee     Fee
                                  ------------ ------------
        Average Daily Net Assets
        first $1 billion              .750%        .600%
        $1 billion--$2 billion        .700         .550
        $2 billion--$3 billion        .675         .525
        greater than $3 billion       .650         .500

              MAXIMUM ANNUAL CONTRACTUAL FEE RATE FOR THE
                INTERNATIONAL EMERGING MARKETS PORTFOLIO
                            (BEFORE WAIVERS)

                                        Investment  Sub-Advisory
            Average Daily Net Assets   Advisory Fee     Fee
            ------------------------   ------------ ------------
            first $1 billion              1.250%       1.100%
            $1 billion -- $2 billion      1.200        1.050
            $2 billion -- $3 billion      1.155        1.005
            greater than $3 billion       1.100        0.950

              For its advisory services to the Index Equity Portfolio, PIMC is entitled to advisory fees, computed daily and payable monthly, at the annual rate of .20% of the Portfolio's average daily net assets. As sub-adviser to the Index Equity Portfolio, PEAC is entitled to receive from PIMC a fee, computed daily and payable monthly, at the annual rate of .15% of the Portfolio's average daily net assets. The Portfolio will no longer pay advisory fees to PIMC after its 1996 conversion.

              Although the advisory fee rate payable by the International Emerging Markets Portfolio is higher than the rate payable by mutual funds investing in domestic securities, the Fund believes it is comparable to the rates paid by many other funds with sim-ilar investment objectives and policies and is appropriate for the Portfolio in light of its investment objective and policies.

              For their last fiscal year the Portfolios paid investment advi-sory fees at the following annual rates (expressed as a percent-age of average daily net assets) after voluntary fee waivers:
              Value Equity Portfolio, .44%; Growth Equity Portfolio, .40%; Small Cap Value Equity Portfolio, .50%; Small Cap Growth Equity Portfolio, .45%; International Equity Portfolio, .60%; Interna-tional Emerging Markets Portfolio, 1.04%; Select Equity Portfo-lio, .40%; Index Equity Portfolio, .05%; and Balanced Portfolio, .40%.

              The sub-advisers to each Portfolio strive to achieve best execu-tion on all transactions. Infrequently, brokerage transactions for the Portfolios may be directed through registered broker/dealers who have entered into dealer agreements with Com-pass Capital's distributor.

ADVISER TO    Dimensional Fund Advisors, Inc. ("DFA"), located at 1299 Ocean
INDEX         Avenue, 11th Floor, Santa Monica, CA 90401, serves as investment
MASTER        adviser to the Index Master Portfolio.
PORTFOLIO

              DFA was organized in May 1981 and is engaged in the business of providing investment management services to institutional in-vestors.

                DFA's assets under management totalled approximately $13 bil-lion at October 31, 1995. David G. Booth and Rex A. Sinquefield, both of whom are trustees and officers of The DFA Investment Trust Company and directors and officers of DFA, together own approximately 61% of DFA's outstanding stock and may be deemed controlling persons of DFA.

                Investment decisions for the Index Master Portfolio are made by the Investment Committee of DFA which meets on a regular basis and also as needed to consider investment issues. The Investment Committee is composed of certain officers and di-rectors of DFA who are elected annually. DFA provides the In-dex Master Portfolio with a trading department and selects brokers and dealers to effect securities transactions.

                For the investment advisory services provided to the Index Master Portfolio under the advisory agreement, DFA is entitled to receive a fee at the annual rate of .025% of the Index Mas-ter Portfolio's average daily net assets. For the Index Master Portfolio's fiscal year ended November 30, 1995, DFA received a fee for its investment advisory services which, on an annual basis, equaled .025% of the Index Master Portfolio's average daily net assets.

ADMINISTRATORS  Compass Capital Group, Inc. ("CCG"), PFPC Inc. ("PFPC") and
                Compass Distributors, Inc. ("CDI") (the "Administrators") serve as the Fund's co-administrators. CCG and PFPC are indi-rect wholly-owned subsidiaries of PNC Bank Corp. CDI is a wholly-owned subsidiary of Provident Distributors, Inc. ("PDI"). A majority of the outstanding stock of PDI is owned by its officers and the remaining outstanding stock is owned by Pennsylvania Merchant Group Ltd.

                The Administrators generally assist the Fund in all aspects of its administration and operation, including matters relating to the maintenance of financial records and fund accounting. As compensation for these services, CCG is entitled to receive a fee, computed daily and payable monthly, at an annual rate of .03% of each Portfolio's average daily net assets, and PFPC and CDI are entitled to receive a combined fee, computed daily and payable monthly, at an annual rate of .20% of the first $500 million of each Portfolio's average daily net assets, .18% of the next $500 million of each Portfolio's average daily net assets, .16% of the next $1 billion of each Portfo-lio's average daily net assets and .15% of each Portfolio's average daily net assets in excess of $2 billion. From time to time the Administrators may waive some or all of their admin-istration fees from a Portfolio. PFPC serves as the adminis-trative services, dividend disbursing and transfer agent to the Index Master Portfolio, for which PFPC will be entitled to compensation at the annual rate of .015% of the Index Master Portfolio's average daily net assets (at the time of the Index Equity Portfolio's conversion).

              For information about the operating expenses the Portfolios ex-pect to pay for the current fiscal year, see "What Are The Ex-penses Of The Portfolios?"

TRANSFER      PNC Bank serves as the Portfolios' custodian and PFPC serves as
AGENT,        their transfer agent and dividend disbursing agent.
DIVIDEND
DISBURSING
AGENT AND
CUSTODIAN

SHAREHOLDER   The Fund intends to enter into service agreements with institu-
SERVICING     tional investors ("Institutions") (including PNC Bank, National
              Association and its affiliates) which provide that the Institu-tions will render support services to their customers who are the beneficial owners of Service Shares. These services are in-tended to supplement the services provided by the Fund's Admin-istrators and transfer agent to the Fund's shareholders of rec-ord. In consideration for payment of a shareholder processing fee of up to .15% (on an annualized basis) of the average daily net asset value of Service Shares owned beneficially by their customers, Institutions may provide one or more of the following services: processing purchase and redemption requests from cus-tomers and placing orders with the Fund's transfer agent or the distributor; processing dividend payments from the Fund on be-half of customers; providing sub-accounting with respect to Service Shares beneficially owned by customers or the informa-tion necessary for sub-accounting; and other similar services.
              In consideration for payment of a separate shareholder servicing fee of up to .15% (on an annualized basis) of the average daily net asset value of Service Shares owned beneficially by their customers, Institutions may provide one or more of these addi-tional services to such customers: responding to customer inqui-ries relating to the services performed by the Institution and to customer inquiries concerning their investments in Service
              Shares; providing information periodically to customers showing their positions in Service Shares; and other similar shareholder liaison services. Customers who are beneficial owners of Service
              Shares should read this Prospectus in light of the terms and fees governing their accounts with Institutions.

              Conflict-of-interest restrictions may apply to the receipt of compensation paid by the Fund in connection with the investment of fiduciary funds in Portfolio shares. Institutions, including banks regulated by the Comptroller of the Currency, Federal Re-serve Board and state banking commissions, and investment advis-ers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult their legal counsel before entering into agreements with the Fund.

                The Glass-Steagall Act and other applicable laws, among other things, prohibit banks from engaging in the business of under-writing securities. It is intended that the services provided by Institutions under their service agreements will not be prohibited under these laws. However, state securities laws may differ from the interpretations of Federal law on this is-sue, and banks and financial institutions may be required to register as dealers pursuant to state law.

EXPENSES Expenses are deducted from the total income of each Portfolio before dividends and distributions are paid. Expenses include, but are not limited to, fees paid to the investment adviser and the Administrators, transfer agency and custodian fees, trustee fees, taxes, interest, professional fees, shareholder servicing and processing fees, fees and expenses in register-ing and qualifying the Portfolios and their shares for distri-bution under Federal and state securities laws, expenses of preparing prospectuses and statements of additional informa-tion and of printing and distributing prospectuses and state-ments of additional information to existing shareholders, ex-penses relating to shareholder reports, shareholder meetings and proxy solicitations, insurance premiums, the expense of independent pricing services, and other expenses which are not expressly assumed by PAMG or the Fund's service providers un-der their agreements with the Fund. Any general expenses of the Fund that do not belong to a particular investment portfo-lio will be allocated among all investment portfolios by or under the direction of the Board of Trustees in a manner the Board determines to be fair and equitable.

How Are Shares Purchased And Redeemed?
--------------------------------------------------------------------------------
DISTRIBUTOR. Shares of the Portfolios are offered on a continuous basis by CDI as distributor (the "Distributor"). CDI maintains its principal offices at 259 Radnor-Chester Road, Suite 120, Radnor, Pennsylvania 19087.

The Fund has adopted a distribution plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. The Plan permits CDI, PAMG, the Administrators and other companies that receive fees from the Fund to make payments relating to distri-bution and sales support activities out of their past profits or other sources available to them. The Fund is not required or permitted under the Plan to make distribution payments with respect to Service Shares.

PURCHASE OF SHARES. Service Shares are offered without a sales load to Institutions acting on behalf of their customers, as well as to certain persons who were shareholders of Compass Capital Group of Funds at the time of its combination with The PNC(R) Fund during the first quarter of 1996. Service Shares will normally be held of record by Institutions or in the names of nominees of Institutions. Share purchases are normally effected through a customer's account at an Institution through procedures established in connection with the requirements of the account. In these cases, confirmations of share purchases and redemptions will be sent to the Institutions. Beneficial ownership of shares will be recorded by the Institutions and reflected in the account statements provided by such Institutions to their customers. Investors wishing to purchase shares should contact their Institutions.

Service Shares are sold at their net asset value per share next computed after an order is received by PFPC. Orders received by PFPC by 4:00 p.m. (Eastern
Time) on a Business Day are priced the same day. A "Business Day" is any week-day that the New York Stock Exchange (the "NYSE") and the Federal Reserve Bank of Philadelphia (the "FRB") are open for business. Purchase orders may be placed by telephoning PFPC at (800) 441-7450. Orders received by PFPC after 4:00 p.m. (Eastern Time) are priced on the following Business Day.

Payment for Service Shares must normally be made in Federal funds or other funds immediately available to the Fund's custodian. Payment may also, in the discretion of the Fund, be made in the form of securities that are permissible investments for the respective Portfolios. For further information, see the Statement of Additional Information. The minimum initial investment is $5,000; however, Institutions may set a higher minimum for their customers. There is no minimum subsequent investment requirement.

Compass Capital may in its discretion waive the minimum investment amount and may reject any order for Service Shares.

REDEMPTION OF SHARES. Customers of Institutions may redeem Service Shares in accordance with the procedures applicable to their accounts with the Institutions. These procedures will vary according to the type of account and the Institution involved, and customers should consult their account managers in this regard. It is the responsibility of Institutions to transmit redemption orders to PFPC and credit their customers' accounts with redemption proceeds on a timely basis. In the case of shareholders holding share certificates, the certificates must accompany the redemption request.

Institutions may place redemption orders by telephoning PFPC at (800) 441-7450. Shares are redeemed at their net asset value per share next determined after PFPC's receipt of the redemption order. The Fund, the Administrators and the Distributor will employ reasonable procedures to confirm that instructions com-municated by telephone are genuine. The Fund and its service providers will not be liable for any loss, liability, cost or expense for acting upon telephone instructions that are reasonably believed to be genuine in accordance with such procedures.

Payment for redeemed shares for which a redemption order is received by PFPC before 4:00 p.m. (Eastern Time) on a Business Day is normally made in Federal funds wired to the redeeming Institution on the next Business Day, provided that the Fund's custodian is also open for business. Payment for redemption or-ders received after 4:00 p.m. (Eastern Time) or on a day when the Fund's custo-dian is closed is normally wired in Federal funds on the next Business Day fol-lowing redemption on which the Fund's custodian is open for business. The Fund reserves the right to wire redemption proceeds within seven days after receiv-ing a redemption order if, in the judgment of PAMG, an earlier payment could adversely affect a Portfolio. No charge for wiring redemption payments is im-posed by the Fund, although Institutions may charge their customer accounts for redemption services. Information relating to such redemption services and charges, if any, should be obtained by customers from their Institutions.

During periods of substantial economic or market change, telephone redemptions may be difficult to complete. Redemption requests may also be mailed to PFPC at 400 Bellevue Parkway, Wilmington, DE 19809.

The Fund may redeem Service Shares in any Portfolio account if the account bal-ance drops below $5,000 as the result of redemption requests and the share-holder does not increase the balance to at least $5,000 upon thirty days' writ-ten notice. If a customer has agreed with an Institution to maintain a minimum balance in his or her account with the Institution, and the balance in the ac-count falls below that minimum, the customer may be obligated to redeem all or part of his or her shares in the Portfolios to the extent necessary to maintain the minimum balance required.

The Fund may also suspend the right of redemption or postpone the date of pay-ment upon redemption for such periods as are permitted under the 1940 Act, and may redeem shares involuntarily or make payment for redemption in securities or other property when determined appropriate in light of the Fund's responsibili-ties under the 1940 Act. See "Purchase and Redemption Information" in the Statement of Additional Information for examples of when such redemption might be appropriate.

What Special Purchase And Redemption Procedures May Apply?
--------------------------------------------------------------------------------
Persons who were shareholders of an investment portfolio of the Compass Capital Group of Funds at the time of the portfolio's combination with The PNC(R) Fund may also purchase and redeem Service Shares of the same Portfolio and for the same account in which they held shares on that date through the procedures de-scribed in this section.

PURCHASES. Purchase orders may be placed through PFPC. The minimum investment is $100. Purchases through the Automatic Investment Plan described below are subject to a lower purchase minimum. The name of the Portfolio with respect to which shares are purchased must appear on the check or Federal Reserve Draft. Investors may also wire Federal funds in connection with the purchase of shares. The wire instructions must include the name of the Portfolio, class of the Portfolio, the name of the account registration, and the shareholder ac-count number. Before wiring any funds, however, an investor must call PFPC at
(800) 441-7762 in order to confirm the wire instructions. Purchase orders which are received by PFPC, together with payment, before the close of regular trad-ing hours on the NYSE (currently 4:00 p.m. Eastern Time) on any Business Day (as defined above) are priced according to the net asset value next determined on that day.

The Portfolios offer an Automatic Investment Plan ("AIP") whereby an investor in shares of a Portfolio may arrange for periodic investments in that Portfolio through automatic deductions from a checking or savings account by completing the AIP Application Form which may be obtained from PFPC. The minimum pre-au-thorized investment amount is $50.

REDEMPTIONS. Shareholders may redeem for cash some or all of their shares of the Portfolios at any time by sending a written redemption request in proper form to Compass Capital Funds c/o PFPC Inc., P.O. Box 8907, Wilmington, Dela-ware 19899-8907.

Except as noted below, a request for redemption must be signed by all persons in whose names the shares are registered. Signatures must conform exactly to the account registration. If the proceeds of the redemption would exceed $25,000, or if the proceeds are not to be paid to the record owner at the rec-ord address, or if the shareholder is a corporation, partnership, trust or fi-duciary, signature(s) must be guaranteed by any eligible guarantor institution. Eligible guarantor institutions generally include banks, broker/dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations.

Generally, a properly signed written request with any required signature guar-antee is all that is required for a redemption. In some cases, however, other documents may be necessary. Shareholders holding share certificates must send their certificates with the redemption request. Additional documentary evidence of authority is required by PFPC in the event redemption is requested by a cor-poration, partnership, trust, fiduciary, executor or administrator.

If a shareholder has given authorization for expedited redemption, shares can be redeemed by telephone and the proceeds sent by check to the shareholder or by Federal wire transfer to a single previously designated bank account. Once authorization is on file, PFPC will honor requests by any person by telephone at (800) 441-7762 (in Delaware call collect (302) 791-1194) or other means. The minimum amount that may be sent by check is $500, while the minimum amount that may be wired is $10,000. Compass Capital reserves the right to change these minimums or to terminate these redemption privileges. If the proceeds of a redemption would exceed $25,000, the redemption request must be in writing and will be subject to the signature guarantee requirement described above. This privilege may not be used to redeem shares in certificated form.

During periods of substantial economic or market change, telephone redemptions may be difficult to complete. Redemption requests may also be mailed to PFPC at P.O. Box 8907, Wilmington, Delaware 19899-8907.

Compass Capital is not responsible for the efficiency of the Federal wire sys-tem or the shareholder's firm or bank. Compass Capital does not currently charge for wire transfers. The shareholder is responsible for any charges im-posed by the shareholder's bank. To change the name of the single designated bank account to receive wire redemption proceeds, it is necessary to send a written request (with a guaranteed signature as described above) to Compass Capital Funds c/o PFPC, P.O. Box 8907, Wilmington, Delaware 19899-8907.

Compass Capital reserves the right to refuse a telephone redemption if it be-lieves it advisable to do so. The Fund, the Administrators and the Distributor will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Compass Capital, the Administrators and the Distributor will not be liable for any loss, liability, cost or expense for acting upon telephone instructions reasonably believed to be genuine in accordance with such procedures.

Compass Capital offers a Systematic Withdrawal Plan ("SWP") which may be used by investors who wish to receive regular distributions from their accounts. Upon commencement of the SWP, the account must have a current value of $10,000 or more in a Portfolio. Shareholders may elect to receive automatic cash pay-ments of $100 or more either monthly, every other month, quarterly, three times a year, semi-annually, or annually. Automatic withdrawals are normally proc-essed on the 25th day of the applicable month or, if such day is not a Business Day, on the next Business Day and are paid promptly thereafter. An investor may utilize the SWP by completing the SWP Application Form which may be obtained from PFPC.

Shareholders should realize that if withdrawals exceed income dividends their invested principal in the account will be depleted. To participate in the SWP, shareholders must have their dividends automatically reinvested. Shareholders may change or cancel the SWP at any time, upon written notice to PFPC.

How Is Net Asset Value Calculated?
--------------------------------------------------------------------------------
Net asset value is calculated separately for Service Shares of each Portfolio as of the close of regular trading hours on the NYSE (currently 4:00 p.m. East-ern Time) on each Business Day by dividing the value of all securities and other assets owned by a Portfolio (including, for the Index Equity Portfolio, all of its shares in the Index Master Portfolio) that are allocated to its Service Shares, less the liabilities charged to its Service Shares, by the num-ber of its Service Shares that are outstanding. The net asset value per share of the Index Master Portfolio is calculated as of the close of the NYSE by di-viding the total market value of its investments and other assets, less any li-abilities, by the total outstanding shares of the Index Master Portfolio.

Most securities held by a Portfolio are priced based on their market value as determined by reported sales prices or the mean between their bid and asked prices. Portfolio securities which are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securi-ties on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. Securi-ties for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direction of the Board of Trustees or, in the case of the Index Master Portfolio, The DFA Investment Trust Company's Board of Trustees. The amortized cost method of valuation will also be used with respect to debt obligations with sixty days or less remaining to maturity unless a Portfolio's sub-adviser under the supervision of the Board of Trustees determines such method does not represent fair value.

How Frequently Are Dividends And Distributions Made To Investors?
--------------------------------------------------------------------------------
Each Portfolio will distribute substantially all of its net investment income and net realized capital gains, if any, to shareholders. The net investment in-come of each Portfolio is declared quarterly as a dividend to investors who are shareholders of the Portfolio at the close of business on the day of declara-tion. All dividends are paid within ten days after the end of each quarter. Any net realized capital gains (including net short-term capital gains) will be distributed by each Portfolio at least annually. The period for which dividends are payable and the time for payment are subject to change by the Fund's Board of Trustees.

Distributions are reinvested at net asset value in additional full and frac-tional Service Shares of the relevant Portfolio, unless a shareholder elects to receive distributions in cash. This election, or any revocation thereof, must be made in writing to PFPC, and will become effective with respect to distribu-tions paid after its receipt by PFPC.

As stated previously, after its 1996 conversion, the Index Equity Portfolio will seek its investment objective by investing all of its investable assets in the Index Master Portfolio, and the Index Equity Portfolio will be allocated its pro rata share of the ordinary income and expenses of the Index Master Portfolio. This net income, less the Index Equity Portfolio's expenses incurred in operations, will be the Index Equity Portfolio's net investment income from which dividends are distributed as described above. The Index Master Portfolio will also allocate to the Index Equity Portfolio its pro rata share of capital gains, if any, realized by the Index Master Portfolio.

How Are Fund Distributions Taxed?
--------------------------------------------------------------------------------
Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. If a Portfolio qualifies, it generally will be relieved of Federal income tax on amounts dis-tributed to shareholders, but shareholders, unless otherwise exempt, will pay income or capital gains taxes on distributions (except distributions that are treated as a return of capital), whether the distributions are paid in cash or reinvested in additional Shares.

Distributions paid out of a Portfolio's "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, will be taxed to shareholders as long-term capital gain, regardless of the length of time a shareholder holds the Shares. All other distributions, to the extent taxable, are taxed to shareholders as ordinary income.

Dividends paid by the Portfolios will be eligible for the dividends received deduction allowed to certain corporations only to the extent of the total qual-ifying dividends received by a Portfolio from domestic corporations for a tax-able year. Corporate shareholders will have to take into account the entire amount of any dividend received in making certain adjustments for Federal al-ternative minimum and environmental tax purposes. The dividends received deduc-tion is not available for capital gain dividends.

The Fund will send written notices to shareholders annually regarding the tax status of distributions made by each Portfolio. Dividends declared in October, November or December of any year payable to shareholders of record on a speci-fied date in those months will be deemed to have been received by the share-holders on December 31 of such year, if the dividends are paid during the fol-lowing January.

An investor considering buying Shares on or just before a dividend record date should be aware that the amount of the forthcoming dividend payment, although in effect a return of capital, will be taxable.

A taxable gain or loss may be realized by a shareholder upon the redemption, transfer or exchange of Shares depending upon their tax basis and their price at the time of redemption, transfer or exchange. Generally, shareholders may include sales charges paid on the purchase of Shares in their tax basis for the purposes of determining gain or loss on a redemption, transfer or exchange of such Shares. However, if a shareholder exchanges the Shares for Shares of an-other Portfolio within 90 days of purchase and is able to reduce the sales charges applicable to the new Shares (by virtue of the Fund's exchange privi-lege), the amount equal to such reduction may not be included in the tax basis of the shareholder's exchanged Shares for the purpose of determining gain or loss but may be included (subject to the same limitation) in the tax basis of the new Shares.

Dividends and certain interest income earned by a Portfolio from foreign secu-rities may be subject to foreign withholding taxes or other taxes. So long as more than 50% of the value of a

Portfolio's total assets at the close of any taxable year consists of stock or securities of foreign corporations, the Portfolio may elect, for U.S. Federal income tax purposes, to treat certain foreign taxes paid by it, including gen-erally any withholding taxes and other foreign income taxes, as paid by its shareholders. It is possible that the International Equity and International Emerging Markets Portfolios will make this election in certain years. If a Portfolio makes the election, the amount of such foreign taxes paid by the Portfolio will be included in its shareholders' income pro rata (in addition to taxable distributions actually received by them), and each shareholder will be entitled either (a) to credit a proportionate amount of such taxes against a shareholder's U.S. Federal income tax liabilities, or (b) if a shareholder itemizes deductions, to deduct such proportionate amounts from U.S. Federal taxable income.

At or about the time of the conversion of the Index Equity Portfolio in 1996, the Index Master Portfolio intends to qualify for taxation as a partnership for Federal income tax purposes. As such, the Index Master Portfolio would not be subject to tax and the Index Equity Portfolio would be treated for Federal in-come tax purposes as recognizing its pro rata portion of the Index Master Port-folio's income and deductions, and owning its pro rata share of the Index Mas-ter Portfolio's assets. The Index Equity Portfolio's status as a regulated in-vestment company is dependent on, among other things, the Index Master Portfo-lio's continued classification as a partnership for Federal income tax purpos-es.

This is not an exhaustive discussion of applicable tax consequences, and in-vestors may wish to contact their tax advisers concerning investments in the Portfolios. The application of state and local income taxes to investments in the Portfolios may differ from the Federal income tax consequences described above. In addition, shareholders who are non-resident alien individuals, for-eign trusts or estates, foreign corporations or foreign partnerships may be subject to different Federal income tax treatment. Future legislative or admin-istrative changes or court decisions may materially affect the tax consequences of investing in the Portfolios.

How Is The Fund Organized?
--------------------------------------------------------------------------------
The Fund was organized as a Massachusetts business trust on December 22, 1988 and is registered under the 1940 Act as an open-end management investment com-pany. On January 12, 1996 the Fund changed its name from The PNC(R) Fund to Compass Capital Funds. The Declaration of Trust authorizes the Board of Trust-ees to classify and reclassify any unissued shares into one or more classes of shares. Pursuant to this authority, the Trustees have authorized the issuance of an unlimited number of shares in twenty-eight investment portfolios. Each Portfolio offers five separate classes of shares--Institutional Shares, Service Shares, Investor A Shares, Investor B Shares and Investor C Shares. This pro-spectus relates only to Service Shares of the nine portfolios described herein.

Shares of each class bear their pro rata portion of all operating expenses paid by a Portfolio, except transfer agency fees and amounts payable under the Fund's Distribution and Service Plan. In addition, each class of Investor Shares is sold with different sales charges. Because of these "class expenses" and sales charges, the performance of a Portfolio's Institutional Shares is ex-pected to be higher than the performance of the Portfolio's Service Shares, and the performance of both the Institutional Shares and Service Shares of a Port-folio is expected to be higher than the performance of the Portfolio's three classes of Investor Shares. The Fund offers various services and privileges in connection with its Investor Shares that are not generally offered in connec-tion with its Institutional and Service Shares, including an automatic invest-ment plan, automatic withdrawal plan and checkwriting. For further information regarding the Fund's Institutional or Investor Share classes, contact PFPC at
(800) 441-7764 (Institutional Shares) or (800) 441-7762 (Investor Shares).

Each share of a Portfolio has a par value of $.001, represents an interest in that Portfolio and is entitled to the dividends and distributions earned on that Portfolio's assets as are declared in the discretion of the Board of Trustees. The Fund's shareholders are entitled to one vote for each full share held and proportionate fractional votes for fractional shares held, and will vote in the aggregate and not by class, except where otherwise required by law or as determined by the Board of Trustees. The Fund does not currently intend to hold annual meetings of shareholders for the election of trustees (except as required under the 1940 Act). For a further discussion of the voting rights of shareholders, see "Additional Information Concerning Shares" in the Statement of Additional Information.

On December 18, 1995, PNC Bank held of record approximately 77% of the Fund's outstanding shares, as trustee on behalf of individual and institutional in-vestors, and may be deemed a controlling person of the Fund under the 1940 Act. PNC Bank is a subsidiary of PNC Bank Corp.

MASTER-FEEDER STRUCTURE. The Index Equity Portfolio, unlike many other invest-ment companies which directly acquire and manage their own portfolio of securi-ties, will seek, after its conversion in 1996, to achieve its investment objec-tive by investing all of its investable assets in the Index Master Portfolio. The Index Equity Portfolio will purchase shares of the Index Master Portfolio at net asset value. The net asset value of the Index Equity Portfolio will re-spond to increases and decreases in the value of the Index Master Portfolio's securi-ties and to the expenses of the Index Master Portfolio allocable to the Index Equity Portfolio (as well as its own expenses). The Index Equity Portfolio may withdraw its investment in the Index Master Portfolio at any time upon 30 days notice to the Index Master Portfolio if the Board of Trustees of the Fund de-termines that it is in the best interests of the Index Equity Portfolio to do so. Upon withdrawal, the Board of Trustees would consider what action might be taken, including the investment of all of the assets of the Index Equity Port-folio in another pooled investment entity having the same investment objective as the Index Equity Portfolio or the hiring of an investment adviser to manager the Index Equity Portfolio's assets in accordance with the investment policies described above with respect to the Index Equity Portfolio.

The Index Master Portfolio is a separate series of The DFA Investment Trust Company (the "Trust"), which is a business trust created under the laws of the State of Delaware. The Index Equity Portfolio and other institutional investors that may invest in the Index Master Portfolio from time to time (e.g. other in-vestment companies) will each bear a share of all liabilities of the Index Mas-ter Portfolio. Under the Delaware Business Trust Act, shareholders of the Index Master Portfolio have the same limitation of personal liability as shareholders of a Delaware corporation. Accordingly, Fund management believes that neither the Index Equity Portfolio nor its shareholders will be adversely affected by reason of the Index Equity Portfolio's investing in the Index Master Portfolio.

The shares of the Index Master Portfolio will be offered to institutional in-vestors in private placements for the purpose of increasing the funds available for investment and to achieve economies of scale that might be available at higher asset levels. The expenses of such other institutional investors and their returns may differ from those of the Index Equity Portfolio. While in-vestment in the Index Master Portfolio by other institutional investors offers potential benefits to the Index Master Portfolio (and, indirectly, to the Index Equity Portfolio), economies of scale and related expense reductions might not be achieved. Also, if an institutional investor were to redeem its interest in the Index Master Portfolio, the remaining investors in the Index Master Portfo-lio could experience higher pro rata operating expenses and correspondingly lower returns. In addition, institutional investors that have a greater pro rata ownership interest in the Index Master Portfolio than the Index Equity Portfolio could have effective voting control over the operation of the Index Master Portfolio.

Shares in the Index Master Portfolio have equal, non-cumulative voting rights, except as set forth below, with no preferences as to conversion, exchange, div-idends, redemption or any other feature. Shareholders of the Trust have the right to vote only (i) for removal of its trustees, (ii) with respect to such additional matters relating to the Trust as may be required by the applicable provisions of the 1940 Act, including the approval of the investment advisory agreement and the selection of trustees and accountants, and (iii) on such other matters as the trustees of the Trust may consider necessary or desirable. In addition, approval of the shareholders of the Trust is required to adopt any amendments to the Agreement and Declaration of Trust of the Trust which would adversely affect to a material degree the rights and preferences of the shares of the Index Master Portfolio or to increase or decrease their par val-ue. The Index Master Portfolio's shareholders will also be asked to vote on any proposal to change a fundamental policy (i.e. a policy that may be changed only with the approval of shareholders) of the Index Master Portfolio.

If the Index Equity Portfolio, as a shareholder of the Index Master Portfolio, is requested to vote on matters pertaining to the Index Master Portfolio, the Fund's Trustees intend to vote all of the shares that the Index Equity Portfo-lio holds in the Index Master Portfolio without submitting any such questions to the shareholders of the Index Equity Portfolio. If the Fund's Trustees de-cide to adopt "pass-through" voting, the Index Equity Portfolio, if required under the 1940 Act or other applicable law, would hold a meeting of its share-holders and would cast its votes proportionately as instructed by Index Equity Portfolio shareholders. In such cases, shareholders of the Index Equity Portfo-lio, in effect, would have the same voting rights they would have as direct shareholders of the Index Master Portfolio.

The investment objective of the Index Master Portfolio may not be changed with-out approval of its shareholders. Shareholders of the Portfolio will receive written notice thirty days prior to the effective date of any change in the in-vestment objective of the Master Portfolio. If the Index Master Portfolio changes its investment objective in a manner which is inconsistent with the in-vestment objective of the Index Equity Portfolio and the Fund's Board of Trust-ees fails to approve a similar change in the investment objective of the Index Equity Portfolio, the Index Equity Portfolio would be forced to withdraw its investment in the Index Master Portfolio and either seek to invest its assets in another registered investment company with the same investment objective as the Index Equity Portfolio, which might not be possible, or retain an invest-ment adviser to manage the Index Equity Portfolio's assets in accordance with its own investment objective, possibly at increased cost. A withdrawal by the Index Equity Portfolio of its investment in the Index Master Portfolio could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the Index Equity Portfolio. Should such a distribution occur, the Index Equity Portfolio could incur brokerage fees or other transaction costs in converting such securities to cash in order to pay redemptions. In ad-dition, a distribution in kind to the Index Equity Portfolio could result in a less diversified portfolio of investments and could adversely affect the li-quidity of the Portfolio.

The conversion of the Index Equity Portfolio into a feeder fund of the Index Master Portfolio was approved by shareholders of the Index Equity Portfolio at a meeting held on November 30, 1995. The policy of the Index Equity Portfolio, and other similar investment companies, to invest their investable assets in funds such as the Index Master Portfolio is a relatively recent development in the mutual fund industry and, consequently, there is a lack of substantial ex-perience with the operation of this policy. There may also be other investment companies or entities through which you can invest in the Index Master Portfo-lio which may have different sales charges, fees and other expenses which may affect performance. For information about other funds that may invest in the Master Index Portfolio, please contact DFA at (310) 395-8005.

How Is Performance Calculated?
--------------------------------------------------------------------------------
Performance information for Service Shares of the Portfolios may be quoted in advertisements and communications to shareholders. Total return will be calcu-lated on an average annual total return basis for various periods. Average an-nual total return reflects the average annual percentage change in value of an investment in Service Shares of a Portfolio over the measuring period. Total return may also be calculated on an aggregate total return basis. Aggregate to-tal return reflects the total percentage change in value over the measuring pe-riod. Both methods of calculating total return assume that dividend and capital gain distributions made by a Portfolio with respect to its Service Shares are reinvested in shares of the same class.

The yield of Service Shares of the Balanced Portfolio is computed by dividing the net income allocated to its Service Shares during a 30-day (or one month) period by the net asset value per share on the last day of the period and annualizing the result on a semi-annual basis.

The performance of a Portfolio's Service Shares may be compared to the perfor-mance of other mutual funds with similar investment objectives and to relevant indices, as well as to ratings or rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of a Portfolio's Service Shares may be com-pared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. and Weisenberger Investment Company Service, and to the per-formance of the Dow Jones Industrial Average, the "stocks, bonds and inflation Index" published annually by Ibbotson Associates, the Lipper International Fund Index, the Lehman Government Corporate Bond Index and the Financial Times World Stock Index, as well as the benchmarks attached to this Prospectus. Performance information may also include evaluations of the Portfolios and their Service Shares published by nationally recognized ranking services, and information as reported in financial publications such as Business Week, Fortune, Institu-tional Investor, Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in publications of a local or regional nature.

In addition to providing performance information that demonstrates the actual yield or return of Service Shares of a particular Portfolio, a Portfolio may provide other information demonstrating hypothetical investment returns. This information may include, but is not limited to, illustrating the compounding effects of a dividend in a dividend reinvestment plan or the impact of tax-de-ferred investing.

Performance quotations for shares of a Portfolio represent past performance and should not be considered representative of future results. The investment re-turn and principal value of an investment in a Portfolio will fluctuate so that an investor's Service Shares, when redeemed, may be worth more or less than their original cost. Since performance will fluctuate, performance data for Service Shares of a Portfolio cannot necessarily be used to compare an invest-ment in such shares with bank deposits, savings accounts and similar investment alter-natives which often provide an agreed or guaranteed fixed yield for a stated period of time. Performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses and market conditions. Any fees charged by brokers or other institutions directly to their customer accounts in connection with investments in Service Shares will not be included in the Portfolio performance calculations.

How Can I Get More Information?
--------------------------------------------------------------------------------
We believe that it is essential for shareholders to have access to information regarding their investment 24 hours a day, 7 days a week. The COMPASS CAPITAL FUNDS have an investor information line that can provide such access.

In addition to account information, other sources of information regarding each COMPASS CAPITAL Portfolio and its portfolio holdings, strategy and current div-idend and performance levels are available.

By selecting the appropriate source of information as listed below, investors can receive additional information on the COMPASS CAPITAL Portfolios by either using a toll-free number or through electronic access:

For Performance and Portfolio Management Questions dial (800) FUTURE4.

For Information Related to Share Purchases and Redemptions call COMPASS CAPITAL FUNDS at (800) 441-7450.

For Questions about Shareholder Accounts and Balances held directly at the Fund, call (800) 441-7764.

Information is also available on the Internet through the World Wide Web. Shareholders and investment professionals may access portfolio information, portfolio manager updates and market data by accessing http://www.compassfunds.com.

                                    APPENDIX

    COMPASS CAPITAL       PERFORMANCE
       PORTFOLIO           BENCHMARK                   DESCRIPTION
Value Equity             Russell 1000  An index composed of those Russell 1000
                         Value Index   securities with less-than-average growth
                                       orientation. Securities in this index
                                       generally have low price-to-book and price-
                                       earnings ratios, higher dividend yields and
                                       lower forecasted growth values than more
                                       growth-oriented securities in the Russell
                                       1000 Growth Index.
Growth Equity            Russell 1000  The Russell 1000 Growth Index contains
                         Growth Index  those Russell 1000 securities with a
                                       greater-than-average growth orientation.
                                       Companies in this index tend to exhibit
                                       higher price-to-book and price-earnings
                                       ratios, lower dividend yields and higher
                                       forecasted growth values than the Russell
                                       1000 Value Index.
Small Cap Value Equity   Russell 2000  An index of the smallest 2000 companies in
                         Index         the Russell 3000 Index, as ranked by total
                                       market capitalization. The Russell 2000
                                       Index is widely regarded in the industry to
                                       accurately capture the universe of small
                                       cap stocks.
Small Cap Growth Equity  Russell 2000  An index composed of those Russell 2000
                         Growth Index  securities with a greater-than-average
                                       growth orientation. Securities in this
                                       index generally have higher price-to-book
                                       and price-earnings ratios than those in the
                                       Russell 2000 Value Index.
International Equity     EAFE Index    An index composed of a sample of companies
                                       representative of the market structure of
                                       20 European and Pacific Basin countries.
                                       The Index represents the evolution of an
                                       unmanaged portfolio consisting of all
                                       domestically listed stocks.
International Emerging   MSCI Emerging The Morgan Stanley Capital International
Markets                  Markets Free  (MSCI) Emerging Markets Free Index (EMF) is
                         Index         a market capitalization weighted index
                                       composed of companies representative of the
                                       market structure of 22 Emerging Market
                                       countries in Europe, Latin America, and the
                                       Pacific Basin. The MSCI EMF Index excludes
                                       closed markets and those shares in
                                       otherwise free markets which are not
                                       purchasable by foreigners.
Select Equity            S&P 500 Index An unmanaged index of 500 selected common
                                       stocks, most of which are listed on the New
                                       York Stock Exchange. The Index is heavily
                                       weighted toward stocks with large market
                                       capitalizations and represents
                                       approximately two-thirds of the total
                                       market value of all domestic common stocks.
Index Equity             S&P 500 Index An unmanaged index of 500 selected common
                                       stocks, most of which are listed on the New
                                       York Stock Exchange. The Index is heavily
                                       weighted toward stocks with large market
                                       capitalizations and represents
                                       approximately two-thirds of the total
                                       market value of all domestic common stocks.
Balanced                 S&P 500 Index An unmanaged index of 500 selected common
                                       stocks, most of which are listed on the New
                                       York Stock Exchange. The Index is heavily
                                       weighted toward stocks with large market
                                       capitalizations and represents
                                       approximately two-thirds of the total
                                       market value of all domestic common stocks.
                         Salomon Broad An unmanaged index of 3500 bonds. The Broad
                         Investment    Investment Grade Index is market
                         Grade Index   capitalization weighted and includes
                                       Treasury, Government sponsored mortgages
                                       and investment grade fixed rate corporates
                                       with a maturity of 1 year or longer.

The Compass Capital Funds
--------------------------------------------------------------------------------
NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTA-TIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE STATEMENT OF ADDITIONAL IN-FORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING
MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THE INDEX EQUITY PORTFOLIO IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S RATINGS GROUP. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                               -----------------

VALUE EQUITY PORTFOLIO

GROWTH EQUITY PORTFOLIO

SMALL CAP VALUE EQUITY PORTFOLIO

SMALL CAP GROWTH EQUITY PORTFOLIO

INTERNATIONAL EQUITY PORTFOLIO

INTERNATIONAL EMERGING MARKETS PORTFOLIO

SELECT EQUITY PORTFOLIO

INDEX EQUITY PORTFOLIO

BALANCED PORTFOLIO


                                   THE EQUITY
                                   PORTFOLIOS

                                 SERVICE SHARES



                                   Prospectus

                                January 16, 1996

                            COMPASS CAPITAL FUNDS(R)
                          (FORMERLY, THE PNC(R) FUND)
                    (INVESTOR A AND INVESTOR B SHARES OF THE
                            VALUE EQUITY PORTFOLIO,
                            GROWTH EQUITY PORTFOLIO,
                       SMALL CAP VALUE EQUITY PORTFOLIO,
                       SMALL CAP GROWTH EQUITY PORTFOLIO,
                        INTERNATIONAL EQUITY PORTFOLIO,
                   INTERNATIONAL EMERGING MARKETS PORTFOLIO,
                            SELECT EQUITY PORTFOLIO,
                           INDEX EQUITY PORTFOLIO AND
                              BALANCED PORTFOLIO)
                             CROSS REFERENCE SHEET



           FORM N-1A ITEM                               LOCATION
           --------------                               --------

           PART A                                       PROSPECTUS

     1.    Cover page.............................      Cover Page

     2.    Synopsis...............................      What Are The Expenses Of
                                                        The Portfolios?

     3.    Condensed Financial Information........      What Are The Portfolios'
                                                        Financial Highlights?

     4.    General Description of Registrant......      Cover Page; What Are The
                                                        Portfolios?; What
                                                        Additional Investment
                                                        Policies Apply?; What
                                                        Are The Portfolios'
                                                        Fundamental Investment
                                                        Limitations?

     5.    Management of the Fund.................      Who Manages The Fund?

     5A.   Managements Discussion of Fund
            Performance...........................      Inapplicable

     6.    Capital Stock and Other Securities.....      How Frequently Are
                                                        Dividends And
                                                        Distributions Made To
                                                        Investors?; How Are Fund
                                                        Distributions Taxed?;
                                                        How Is The Fund
                                                        Organized?

     7.    Purchase of Securities Being Offered...      How Are Shares Purchased
                                                        And Redeemed?; How Is
                                                        Net Asset Value
                                                        Calculated?; How Is The
                                                        Fund Organized?

     8.    Redemption or Repurchase...............      How Are Shares Purchased
                                                        and Redeemed?

     9.    Legal Proceedings......................      Inapplicable

PROSPECTUS


   EQUITY
   PORTFOLIOS



   Investor
   Shares






   COMPASS
   -----------------------
   [LOGO]    CAPITAL FUNDS




     NOT      Investments are not FDIC insured, are not deposits
    FDIC      or obligations of any bank, and involve risk
   INSURED    including possible loss of principal

The Equity Portfolios Investor Shares                           January 16, 1996
--------------------------------------------------------------------------------
                Compass Capital Funds(SM) ("Compass Capital" or the "Fund") consists of twenty-eight investment portfolios. This Prospec-tus describes the Investor Shares of nine of those portfolios (the "Portfolios"):

                . Value Equity Portfolio
                . Growth Equity Portfolio
                . Small Cap Value Equity Portfolio
                . Small Cap Growth Equity Portfolio
                . International Equity Portfolio
                . International Emerging Markets Portfolio
                . Select Equity Portfolio
                . Index Equity Portfolio
                . Balanced Portfolio

                This Prospectus contains information that a prospective in-vestor needs to know before investing. Please keep it for fu-ture reference. A Statement of Additional Information dated January 16, 1996 has been filed with the Securities and Ex-change Commission (the "SEC"). The Statement of Additional In-formation may be obtained free of charge from the Fund by calling (800) 441-7762. The Statement of Additional Informa-tion, as supplemented from time to time, is incorporated by reference into this Prospectus.

                SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND ARE NOT INSURED BY, GUARANTEED BY, OBLI-GATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENTS IN THE PORTFOLIOS INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

                Currently, the Index Equity Portfolio invests its assets di-rectly in common stocks of companies included in the Standard & Poor's 500 (R) Composite Stock Price Index. The Portfolio's shareholders have, however, approved a change, which the Port-folio expects to implement during the first half of 1996, whereby the Index Equity Portfolio will seek to achieve its investment objective by investing all of its investable assets in a series of shares (the "Index Master Portfolio") of The DFA Investment Trust Company, another open-end management in-vestment company rather than through a portfolio of various securities. The investment experience of the Index Equity Portfolio will correspond directly with the investment experi-ence of the Index Master Portfolio. The Index Master Portfolio has substantially the same investment objective, policies and limitations as the Index Equity Portfolio and, except as spe-cifically noted, is also referred to as a "Portfolio" in this Prospectus. For additional information, see "How Is The Fund Organized?"

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The Equity Portfolios Of Compass Capital Funds
--------------------------------------------------------------------------------
              The Equity Portfolios of COMPASS CAPITAL FUNDS consist of nine diversified investment portfolios that provide investors with a broad spectrum of investment alternatives within the equity sec-tor. Six of these Portfolios invest solely in U.S. stocks, two Portfolios invest in non-U.S. international stocks and one Port-folio invests in a combination of U.S. stocks and bonds. A de-tailed description of each Portfolio begins on page 20 and a summary of each Performance Benchmark is contained in the Appen-dix.

            COMPASS CAPITAL PORTFOLIO       PERFORMANCE BENCHMARK     LIPPER PEER GROUP
              Value Equity                  Russell 1000 Value        Growth and Income
                                             Index

              Growth Equity                 Russell 1000 Growth       Growth
                                             Index

              Small Cap Value Equity        Russell 2000 Index        Small Company Growth

              Small Cap Growth Equity       Russell 2000 Growth       Small Company Growth
                                             Index

              International Equity          EAFE Index                International

              International Emerging        MSCI                      Emerging Markets
               Markets                      Emerging Markets Free
                                             Index

              Select Equity                 S&P 500 Index             Growth and Income

              Index Equity                  S&P 500 Index             S&P 500 Index

              Balanced                      S&P 500 Index and         Balanced
                                            Salomon Broad
                                            Investment Grade
                                            Index

              PNC Asset Management Group, Inc. ("PAMG") serves as the invest-ment adviser to each portfolio except the Index Equity Portfo-lio, which is currently advised by PNC Institutional Management Corporation ("PIMC"). Provident Capital Management, Inc. ("PCM"), PNC Equity Advisers Company ("PEAC") and BlackRock Fi-nancial Management, Inc. ("BlackRock") serve as sub-advisers to different Portfolios as described in this Prospectus. Dimen-sional Fund Advisors, Inc. ("DFA") serves as investment adviser to the Index Master Portfolio.

UNDERSTANDING This Prospectus has been crafted to provide detailed, accurate
THE COMPASS   and comprehensive information on the Compass Capital Portfolios.
CAPITAL       We intend this document to be an effective tool as you explore
EQUITY        different directions in equity investing. You may wish to use
PORTFOLIOS    the table of contents on page 5 to find descriptions of the
              Portfolios, including the investment objectives, portfolio man-agement styles, risks and charges and expenses.

CONSIDERING      There can be no assurance that any mutual fund will achieve
THE RISKS IN     its investment objective. The Portfolios will hold equity se-
EQUITY           curities, and some or all of the Portfolios may acquire war-
INVESTING        rants, foreign securities and illiquid securities; enter into repurchase and reverse repurchase agreements; lend portfolio securities to third parties; and enter into futures contracts and options and forward currency exchange contracts. These and the other investment practices set forth below, and their associated risks, deserve careful consideration. Certain risks associated with international investments are height-ened because of currency fluctuations and investments in emerging markets. See "What Additional Investment Policies
                 And Risks Apply?"

INVESTING IN     For information on how to purchase and redeem shares of the
THE COMPASS      Portfolios, see "How Are Shares Purchased" and "How Are
CAPITAL FUNDS    Shares Redeemed?"

Asking The Key Questions
--------------------------------------------------------------------------------

                                                                          PAGE
            What Are The Expenses Of The Portfolios?.....................   6
            What Are The Portfolios' Financial Highlights?...............  10
            What Are The Portfolios?.....................................  20
            What Are The Differences Among The Portfolios?...............  21
            What Additional Investment Policies And Risks Apply?.........  23
            What Are The Portfolios' Fundamental Investment
             Limitations?................................................  33
            Who Manages The Fund?........................................  34
            What Pricing Options Are Available To Investors?.............  42
            What Are The Key Considerations In Selecting A Pricing
             Option?.....................................................  44
            How Are Shares Purchased?....................................  46
            How Are Shares Redeemed?.....................................  48
            What Are The Shareholder Features Of The Fund?...............  50
            What Is The Schedule Of Sales Charges And Exemptions?........  53
            How Is Net Asset Value Calculated?...........................  59
            How Frequently Are Dividends And Distributions Made To
             Investors?..................................................  60
            How Are Fund Distributions Taxed?............................  61
            How Is The Fund Organized?...................................  63
            How Is Performance Calculated?...............................  66
            How Can I Get More Information?..............................  68

What Are The Expenses Of The Portfolios?
-------------------------------------------------------------------------------

Below is a summary of the annual operating expenses expected to be incurred by Investor Shares of the Portfolios for the current fiscal year ending September 30, 1996 as a percentage of average daily net assets. An example based on the summary is also shown.


                                                                                 SMALL CAP
                               VALUE EQUITY            GROWTH EQUITY           VALUE EQUITY
                                 PORTFOLIO               PORTFOLIO               PORTFOLIO
                          INVESTOR A  INVESTOR B  INVESTOR A  INVESTOR B  INVESTOR A  INVESTOR B
SHAREHOLDER TRANSACTION
 EXPENSES
Front-End Sales
 Charge(/1/)
 (as a percentage of
 offering price)                 4.5%        None        4.5%        None        4.5%        None
Sales Charge on
 Reinvested Dividends            None        None        None        None        None        None
Deferred Sales
 Charge(/1/)(/2/)
 (as a percentage of
 original purchase price
 or redemption proceeds,
 whichever is lower)             None        4.5%        None        4.5%        None        4.5%
ANNUAL PORTFOLIO
 OPERATING EXPENSES (AS
 A PERCENTAGE OF AVERAGE
 NET ASSETS)
Advisory fees (after fee
 waivers)(/3/)                   .50%        .50%        .50%        .50%        .53%        .53%
12b-1 fees(/3/)(/4/)             .00         .75         .00         .75         .00         .75
Other operating expenses
 (after fee waivers)
 (/3/)                           .72         .72         .72         .72         .80         .80
                               ------      ------      ------      ------      ------      ------
 Shareholder servicing
  fee                      .25         .25         .25         .25         .25         .25
 Shareholder processing
  fee                      .15         .15         .15         .15         .15         .15
 Other expenses            .32         .32         .32         .32         .40         .40
                          ----        ----        ----        ----        ----        ----
Total Portfolio
 operating expenses
 (after fee
 waivers)(/3/)                  1.22%       1.97%       1.22%       1.97%       1.33%       2.08%
                               ======      ======      ======      ======      ======      ======

(1) Reduced front-end sales charges may be available. A deferred sales charge of up to 1.00% is assessed on certain redemptions of Investor A Shares that are purchased with no initial sales charge as part of an investment of $1,000,000 or more. See "What Is the Schedule of Sales Charges and Ex-emptions?"
(2) This amount applies to redemptions during the first year. The deferred sales charge decreases for redemptions made in subsequent years. No de-ferred sales charge is charged after the sixth year on Investor B Shares. See "What Is the Schedule of Sales Charges and Exemptions?"
(3) "Other expenses" includes the administration fees payable by the Portfo-lios. Without waivers, advisory fees would be .55% and administration fees would be .23% for each class of each Portfolio. PAMG and the Portfolios' administrators are under no obligation to waive or continue waiving their fees, but have informed the Fund that they expect to waive fees as neces-sary to maintain the Portfolios' total operating expenses during the re-mainder of the current fiscal year at the levels set forth in the table. The information in the table is based on the advisory fees, administration fees and other expenses payable after fee waivers for the fiscal year ended September 30, 1995, as restated to reflect current expenses and fee waivers. Without waivers, "Other operating expenses" would be: (i) .78%, .80% and .81%, respectively, for Investor A Shares; and (ii) .78%, .80% and .81%, respectively, for Investor B Shares; and "Total Portfolio oper-ating expenses" would be: (iii) 1.33%, 1.35% and 1.36%, respectively, for Investor A Shares; and (iv) 2.08%, 2.10% and 2.11%, respectively, for In-vestor B Shares. The Portfolios do not expect to incur any 12b-1 fees with respect to Investor A Shares (otherwise payable at the maximum rate of .10%) during the current fiscal year.
(4) Investors with a long-term perspective may prefer Investor A Shares, as described under "What Are The Key Considerations In Selecting A Pricing Option?" on page 44. Investor A Shares do not currently pay 12b-1 fees. Long-term investors in Investor B Shares (as well as investors in Investor A Shares if 12b-1 fees are charged in the future) may pay more than the economic equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers, Inc. ("NASD").

--------------------------------------------------------------------------------

                                 SMALL CAP                                     INTERNATIONAL
                               GROWTH EQUITY       INTERNATIONAL EQUITY      EMERGING MARKETS
                                 PORTFOLIO               PORTFOLIO               PORTFOLIO
                          INVESTOR A  INVESTOR B  INVESTOR A  INVESTOR B  INVESTOR A  INVESTOR B
SHAREHOLDER TRANSACTION
 EXPENSES
Front-End Sales
 Charge(/1/)
 (as a percentage of
 offering price)                 4.5%        None        5.0%        None        5.0%        None
Sales Charge on
 Reinvested Dividends            None        None        None        None        None        None
Deferred Sales
 Charge(/1/)(/2/)
 (as a percentage of
 original purchase price
 or redemption proceeds,
 whichever is lower)             None        4.5%        None        4.5%        None        4.5%
ANNUAL PORTFOLIO
 OPERATING EXPENSES (AS
 A PERCENTAGE OF AVERAGE
 NET ASSETS)
Advisory fees (after fee
 waivers)(/3/)                   .53%        .53%        .70%        .70%       1.15%       1.15%
12b-1 fees(/3/)(/4/)             .00         .75         .00         .75         .00         .75
Other operating expenses
 (after fee
 waivers)(/3/)                   .80         .80         .83         .83        1.10        1.10
                               ------      ------      ------      ------      ------      ------
 Shareholder servicing
  fee                      .25         .25         .25         .25         .25         .25
 Shareholder processing
  fee                      .15         .15         .15         .15         .15         .15
 Other expenses            .40         .40         .43         .43         .70         .70
                          ----        ----        ----        ----        ----        ----
Total Portfolio
 operating expenses
 (after fee
 waivers)(/3/)                  1.33%       2.08%       1.53%       2.28%       2.25%       3.00%
                               ======      ======      ======      ======      ======      ======

(1) Reduced front-end sales charges may be available. A deferred sales charge of up to 1.00% is assessed on certain redemptions of Investor A Shares that are purchased with no initial sales charge as part of an investment of $1,000,000 or more. See "What Is the Schedule of Sales Charges and Exemp-tions?"
(2) This amount applies to redemptions during the first year. The deferred sales charge decreases for redemptions made in subsequent years. No de-ferred sales charge is charged after the sixth year on Investor B Shares. See "What Is the Schedule of Sales Charges and Exemptions?"
(3) "Other expenses" includes the administration fees payable by the Portfo-lios. Without waivers, advisory fees would be .55%, .75% and 1.25% for the Small Cap Growth Equity, International Equity and International Emerging Markets Portfolios, respectively, and administration fees would be .23% for each class of each Portfolio. PAMG and the Portfolios' administrators are under no obligation to waive or continue waiving their fees, but have in-formed the Fund that they expect to waive fees as necessary to maintain the Portfolios' total operating expenses during the remainder of the current fiscal year at the levels set forth in the table. The information in the table is based on the advisory fees, administration fees and other expenses payable after fee waivers for the fiscal year ended September 30, 1995, as restated to reflect current expenses and fee waivers. Without waivers, "Other operating expenses" would be: (i) .89%, .90% and 1.15%, respective-ly, for Investor A Shares; and (ii) .81%, .90% and 1.15%, respectively, for Investor B Shares; and "Total Portfolio operating expenses" would be: (iii) 1.36%, 1.65% and 2.40%, respectively, for Investor A Shares; and
    (iv) 2.11%, 2.40% and 3.15%, respectively, for Investor B Shares. The Port-folios do not expect to incur any 12b-1 fees with respect to Investor A Shares (otherwise payable at the maximum rate of .10%) during the current fiscal year.
(4) Investors with a long-term perspective may prefer Investor A Shares, as de-scribed under "What Are The Key Considerations In Selecting A Pricing Op-tion?" on page 44. Investor A Shares do not currently pay 12b-1 fees. Long-term investors in Investor B Shares (as well as investors in Investor A Shares if 12b-1 fees are charged in the future) may pay more than the eco-nomic equivalent of the maximum front-end sales charges permitted by the rules of the NASD.

-------------------------------------------------------------------------------

                               SELECT EQUITY           INDEX EQUITY             BALANCED
                                 PORTFOLIO              PORTFOLIO+              PORTFOLIO
                          INVESTOR A  INVESTOR B  INVESTOR A INVESTOR B  INVESTOR A  INVESTOR B
SHAREHOLDER TRANSACTION
 EXPENSES
Front-End Sales
 Charge(/1/)
 (as a percentage of
 offering price)                 4.5%        None       3.0%        None        4.5%        None
Sales Charge on
 Reinvested Dividends            None        None       None        None        None        None
Deferred Sales
 Charge(/1/)(/2/)
 (as a percentage of
 original purchase price
 or redemption proceeds,
 whichever is lower)             None        4.5%       None        4.5%        None        4.5%
ANNUAL PORTFOLIO
 OPERATING EXPENSES (AS
 A PERCENTAGE OF AVERAGE
 NET ASSETS)
Advisory Fees (after fee
 waivers)(/3/)(/4/)              .50%        .50%      .025%       .025%        .50%        .50%
12b-1 fees(/3/)(/5/)             .00         .75       .00         .75          .00         .75
Operating expenses of
 the Index Master
 Portfolio                        N/A         N/A      .04         .04           N/A         N/A
Other operating expenses
 (after fee
 waivers)(/3/)                   .72         .72       .585        .585         .71         .77
                               ------      ------      -----      ------      ------      ------
 Shareholder servicing
  Fee                      .25         .25        .25        .25          .25         .25
 Shareholder processing
  Fee                      .15         .15        .15        .15          .15         .15
 Other expenses            .32         .32        .185       .185         .31         .37
                          ----        ----        ----       ----        ----        ----
Total Portfolio
 operating expenses
 (after fee
 waivers)(/3/)                  1.22%       1.97%      .65%       1.40%        1.21%       2.02%
                               ======      ======      =====      ======      ======      ======

(1) Reduced front-end sales charges may be available. A deferred sales charge of up to 1.00% is assessed on certain redemptions of Investor A Shares that are purchased with no initial sales charge as part of an investment of $1,000,000 or more. See "What Is the Schedule of Sales Charges and Ex-emptions?"
(2) This amount applies to redemptions during the first year. The deferred sales charge decreases for redemptions made in subsequent years. No de-ferred sales charge is charged after the sixth year on Investor B Shares. See "What Is the Schedule of Sales Charges and Exemptions?"
(3) "Other expenses" includes the administration fees payable by the Portfo-lios. Without waivers, advisory fees would be .55% and .55% for the Select Equity and Balanced Portfolios, respectively, and administration fees would be .23% for each class of each Portfolio. PAMG and the Portfolios' administrators are under no obligation to waive or continue waiving their fees, but have informed the Fund that they expect to waive fees as neces-sary to maintain the Portfolios' total operating expenses during the re-mainder of the current fiscal year at the levels set forth in the table. The information in the table is based on the advisory fees, administration fees and other expenses payable after fee waivers for the fiscal year ended September 30, 1995, as restated to reflect current expenses and fee waivers. Without waivers, "Other operating expenses" would be: (i) .88%, .78% and .77%, respectively, for Investor A Shares; and (ii) .80%, .78% and .83%, respectively, for Investor B Shares; and "Total Portfolio oper-ating expenses" would be: (iii) 1.35%, .84% and 1.32%, respectively, for Investor A Shares; and (iv) 2.10%, 1.74% and 2.13%, respectively, for In-vestor B Shares. The Portfolios do not expect to incur any 12b-1 fees with respect to Investor A Shares (otherwise payable at the maximum rate of .10%) during the current fiscal year.
(4) Advisory fees with respect to the Index Equity Portfolio represent advi-sory fees of the Index Master Portfolio.
(5) Investors with a long-term perspective may prefer Investor A Shares, as described under "What Are The Key Considerations In Selection A Pricing Option?" on page 44. Investor A Shares do not currently pay 12b-1 fees. Long-term investors in Investor B Shares (as well as investors in Investor A Shares if 12b-1 fees are charged in the future) may pay more than the economic equivalent of the maximum front-end sales charges permitted by the rules of the NASD.
 + Includes the operating expenses of the Index Master Portfolio that are al-locable to the Index Equity Portfolio after the Portfolio's conversion as described in this Prospectus. The total operating expenses of the Index Eq-uity Portfolio before and after its conversion are expected to be substan-tially the same.

EXAMPLE

An investor in Investor Shares would pay the following expenses on a $1,000 in-vestment assuming (1) 5% annual return, and (2) redemption at the end of each time period:

                                   ONE YEAR THREE YEARS FIVE YEARS TEN YEARS
Value Equity Portfolio
 A Shares*                           $57        $82        $109      $186
 B Shares (Redemption)**              65         99         129       210***
 B Shares (No Redemption)             20         62         106       210***
Growth Equity Portfolio
 A Shares*                            57         82         109       186
 B Shares (Redemption)**              65         99         129       210***
 B Shares (No Redemption)             20         62         106       210***
Small Cap Value Equity Portfolio
 A Shares*                            58         85         115       198
 B Shares (Redemption)**              66        102         134       222***
 B Shares (No Redemption)             21         65         112       222***
Small Cap Growth Equity Portfolio
 A Shares*                            58         85         115       198
 B Shares (Redemption)**              66        102         134       222***
 B Shares (No Redemption)             21         65         112       222***
International Equity Portfolio
 A Shares*                            65         96         129       223
 B Shares (Redemption)**              68        108         144       242***
 B Shares (No Redemption)             23         71         122       242***
International Emerging Markets
 Portfolio
 A Shares*                            72        117         164       296
 B Shares (Redemption)**              75        129         179       314***
 B Shares (No Redemption)             30         93         158       314***
Select Equity Portfolio
 A Shares*                            57         82         109       186
 B Shares (Redemption)**              65         99         129       210***
 B Shares (No Redemption)             20         62         106       210***
Index Equity Portfolio
 A Shares*                            36         50          65       109
 B Shares (Redemption)**              59         82         100       147***
 B Shares (No Redemption)             14         44          77       147***
Balanced Portfolio
 A Shares*                            57         82         108       185
 B Shares (Redemption)**              66        100         131       214***
 B Shares (No Redemption)             21         63         109       214***

 * Reflects the imposition of the maximum front-end sales charge at the begin-ning of the period.
 ** Reflects the deduction of the deferred sales charge.
*** Based on the conversion of the Investor B Shares to Investor A Shares after eight years.

The foregoing Tables and Example are intended to assist investors in under-standing the costs and expenses (including the Index Equity Portfolio's pro rata share of the Index Master Portfolio's advisory fees and operating ex-penses) an investor will bear either directly or indirectly. They do not re-flect any charges that may be imposed by brokers or other institutions directly on their customer accounts in connection with investments in the Portfolios. For a detailed description of the expenses, see "Who Manages The Fund?"

The Board of Trustees of the Fund believes that the aggregate per share ex-penses of the Index Equity Portfolio and the Index Master Portfolio in which the Index Equity Portfolio's assets will be invested after its 1996 conversion to a feeder portfolio will be approximately equal to the expenses which the In-dex Equity Portfolio would incur if the Fund retained the services of an in-vestment adviser for the Index Equity Portfolio and the assets of the Index Eq-uity Portfolio were invested directly in the type of securities held by the In-dex Master Portfolio.

THE EXAMPLE SHOWN ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE IN-VESTMENT RETURN OR OPERATING EXPENSES. ACTUAL INVESTMENT RETURN AND OPERATING EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

What Are The Portfolios' Financial Highlights?
--------------------------------------------------------------------------------
                The following financial information has been derived from the financial statements incorporated by reference into the State-ment of Additional Information and has been audited by the Portfolios' independent accountants. This financial informa-tion should be read together with those financial statements. Further information about the performance of the Portfolios is available in the Fund's annual shareholder reports. Both the Statement of Additional Information and the annual shareholder reports may be obtained from the Fund free of charge by call-ing (800) 441-7762. Information concerning the historical in-vestment results of Investor A Shares of the Index Equity Portfolio is intended to give investors a longer term perspec-tive of its financial history and reflects the financial expe-rience of that Portfolio prior to its expected conversion in the first half of 1996 to a feeder portfolio of the Index Mas-ter Portfolio.

Financial Highlights
--------------------------------------------------------------------------------
(FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                             VALUE EQUITY PORTFOLIO

                                       INVESTOR A SHARES
                                                                    FOR THE
                                                                     PERIOD
                                YEAR        YEAR        YEAR       5/02/92/1/
                                ENDED       ENDED       ENDED       THROUGH
                               9/30/95     9/30/94     9/30/93      9/30/92
NET ASSET VALUE AT BEGINNING
 OF PERIOD                     $ 11.62     $ 11.69     $ 9.78        $10.00
                               -------     -------     ------        ------
Income from investment
 operations
 Net investment income            0.27        0.23       0.22          0.12
 Net gain (loss) on
  investments (both realized
  and unrealized)                 2.56        0.15       1.91         (0.24)
                               -------     -------     ------        ------
 Total from investment
  operations                      2.83        0.38       2.13         (0.12)
                               -------     -------     ------        ------
LESS DISTRIBUTIONS
 Distributions from net
  investment income              (0.28)      (0.23)     (0.22)        (0.10)
 Distributions from net
  realized capital gains         (0.25)      (0.22)       - -           - -
                               -------     -------     ------        ------
 Total distributions             (0.53)      (0.45)     (0.22)        (0.10)
                               -------     -------     ------        ------
NET ASSET VALUE AT END OF
 PERIOD                        $ 13.92     $ 11.62     $11.69        $ 9.78
                               =======     =======     ======        ======
Total return                     25.22%/3/    3.32%/3/  21.95%/3/     (1.19)%/3/
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period
  (in thousands)               $16,910     $10,412     $4,865        $   16
 Ratios of expenses to
  average net assets
 After
  advisory/administration fee
  waivers                         1.11%       1.05%      0.92%         0.85%/2/
 Before
  advisory/administration fee
  waivers                         1.25%       1.21%      0.95%         0.85%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration fee
  waivers                         2.24%       2.08%      1.96%         2.62%/2/
 Before
  advisory/administration fee
  waivers                         2.10%       1.92%      1.93%         2.62%/2/
PORTFOLIO TURNOVER RATE             12%         11%        11%           13%

/1/Commencement of operations.
/2/Annualized.
/3/Sales load not reflected in total return.

--------------------------------------------------------------------------------
(FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                            GROWTH EQUITY PORTFOLIO

                                      INVESTOR A SHARES
                                                                     PERIOD
                               YEAR        YEAR         YEAR       5/02/92/1/
                               ENDED       ENDED        ENDED       THROUGH
                              9/30/95     9/30/94      9/30/93      9/30/92
NET ASSET VALUE AT BEGINNING
 OF PERIOD                    $ 10.16     $ 11.57      $ 9.92        $10.09
                              -------     -------      ------        ------
Income from investment
 operations
 Net investment income           0.08        0.02        0.02          0.08
 Net gain (loss) on
  investments (both realized
  and unrealized)                2.87       (1.33)       2.10         (0.10)
                              -------     -------      ------        ------
 Total from investment
  operations                     2.95       (1.31)       2.12         (0.02)
                              -------     -------      ------        ------
LESS DISTRIBUTIONS
 Distributions from net
  investment income             (0.10)        - -       (0.07)        (0.15)
 Distributions from capital       - -         - -       (0.01)          - -
 Distributions from net
  realized capital gains          - -       (0.10)      (0.39)          - -
                              -------     -------      ------        ------
 Total distributions            (0.10)      (0.10)      (0.47)        (0.15)
                              -------     -------      ------        ------
NET ASSET VALUE AT END OF
 PERIOD                       $ 13.01     $ 10.16      $11.57        $ 9.92
                              =======     =======      ======        ======
Total return                    29.26%/3/  (11.38)%/3/  22.08%/3/     (0.17)%/3/
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period
  (in thousands)              $10,034     $ 5,049      $2,362        $  239
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                    1.11%       1.05%       0.91%         0.85%/2/
 Before
  advisory/administration
  fee waivers                    1.29%       1.29%       0.97%         0.86%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                    0.76%       0.29%       0.18%         2.07%/2/
 Before
  advisory/administration
  fee waivers                    0.58%       0.05%       0.12%         2.06%/2/
PORTFOLIO TURNOVER RATE            55%        212%        175%          162%

/1/Commencement of operations.
/2/Annualized.
/3/Sales load not reflected in total return.

--------------------------------------------------------------------------------
(FOR AN INVESTOR A OR B SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                        SMALL CAP VALUE EQUITY PORTFOLIO

                                                                            INVESTOR B
                                   INVESTOR A SHARES                          SHARES
                                                                FOR THE       FOR THE
                                                                 PERIOD       PERIOD
                            YEAR        YEAR        YEAR       6/02/92/1/   10/02/94/1/
                            ENDED       ENDED       ENDED       THROUGH       THROUGH
                           9/30/95     9/30/94     9/30/93      9/30/92       9/30/95
NET ASSET VALUE AT
 BEGINNING OF PERIOD       $ 13.58     $ 13.07     $10.14        $10.06       $ 13.51
                           -------     -------     ------        ------       -------
Income from investment
 operations
 Net investment income         - -       (0.01)      0.03          0.02         (0.05)
 Net gain (loss) on
  investments (both
  realized and
  unrealized)                 2.17        0.77       3.02          0.07          2.21
                           -------     -------     ------        ------       -------
 Total from investment
  operations                  2.17        0.76       3.05          0.09          2.16
                           -------     -------     ------        ------       -------
LESS DISTRIBUTIONS
 Distributions from net
  investment income            - -         - -      (0.04)        (0.01)          - -
 Distributions from net
  realized capital gains     (0.61)      (0.25)     (0.08)          - -         (0.61)
                           -------     -------     ------        ------       -------
 Total distributions         (0.61)      (0.25)     (0.12)        (0.01)        (0.61)
                           -------     -------     ------        ------       -------
NET ASSET VALUE AT END OF
 PERIOD                    $ 15.14     $ 13.58     $13.07        $10.14       $ 15.06
                           =======     =======     ======        ======       =======
Total return                 16.96%/3/    5.93%/3/  30.36%/3/      0.89%/4/     16.95%/4/
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period (in thousands)    $21,563     $16,884     $9,084        $   62       $ 1,477
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                 1.18%       1.13%      0.94%         0.85%/2/      1.80%/2/
 Before
  advisory/administration
  fee waivers                 1.28%       1.25%      0.98%         0.89%/2/      1.89%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                 0.00%      (0.11)%     0.19%         0.51%/2/     (0.61)%/2/
 Before
  advisory/administration
  fee waivers                (0.09)%     (0.23)%     0.15%         0.47%/2/     (0.70)%/2/
PORTFOLIO TURNOVER RATE         31%         18%        41%           17%           31%

/1/Commencement of operations.
/2/Annualized.
/3/Sales load not reflected in total return.
/4/Contingent deferred sales load not reflected in total return.

--------------------------------------------------------------------------------
(FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                       SMALL CAP GROWTH EQUITY PORTFOLIO

                                             INVESTOR A SHARES
                                                                   FOR THE
                                                                    PERIOD
                                          YEAR        YEAR        9/15/93/1/
                                          ENDED       ENDED        THROUGH
                                         9/30/95     9/30/94       9/30/93
NET ASSET VALUE AT BEGINNING OF PERIOD   $10.12      $10.47         $ 9.96
                                         ------      ------         ------
Income from investment operations
 Net investment income                    (0.02)        - -            - -
 Net gain (loss) on investments (both
  realized and unrealized)                 4.88       (0.35)          0.51
                                         ------      ------         ------
 Total from investment operations          4.86       (0.35)          0.51
                                         ------      ------         ------
LESS DISTRIBUTIONS
 Distributions from net investment
  income                                    - -         - -            - -
 Distributions from net realized capital
  gains                                     - -         - -            - -
                                         ------      ------         ------
 Total distributions                        - -         - -            - -
                                         ------      ------         ------
NET ASSET VALUE AT END OF PERIOD         $14.98      $10.12         $10.47
                                         ======      ======         ======
Total return                              48.02%/3/   (3.33)%/3/      5.12%/3/
RATIOS/SUPPLEMENTAL DATA
 NET ASSETS AT END OF PERIOD (IN
  THOUSANDS)                             $7,348      $1,620         $   41
 Ratios of expenses to average net
  assets
 After advisory/administration fee
  waivers                                  1.20%       0.86%          1.13%/2/
 Before advisory/administration fee
  waivers                                  1.33%       1.42%          1.82%/2/
 Ratios of net investment income to
  average net assets
 After advisory/administration fee
  waivers                                 (0.24)%      0.07%         (0.48)%/2/
 Before advisory/administration fee
  waivers                                 (0.36)%     (0.49)%        (1.17)%/2/
PORTFOLIO TURNOVER RATE                      74%         89%             9%

/1/Commencement of operations.
/2/Annualized.
/3/Sales load not reflected in total return.

--------------------------------------------------------------------------------
(FOR AN INVESTOR A OR B SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                         INTERNATIONAL EQUITY PORTFOLIO

                                                                             INVESTOR B
                                   INVESTOR A SHARES                           SHARES
                                                                FOR THE        FOR THE
                                                                 PERIOD        PERIOD
                            YEAR        YEAR        YEAR       6/02/92/1/    10/03/94/1/
                            ENDED       ENDED       ENDED       THROUGH        THROUGH
                           9/30/95     9/30/94     9/30/93      9/30/92        9/30/95
NET ASSET VALUE AT
 BEGINNING OF PERIOD       $ 13.40     $ 12.47     $ 9.87        $10.68        $ 13.35
                           -------     -------     ------        ------        -------
Income from investment
 operations
 Net investment income        0.11        0.12       0.12          0.09           0.05
 Net gain (loss) on
  investments
  (both realized and
  unrealized)                 0.13        1.15       2.59         (0.83)          0.16
                           -------     -------     ------        ------        -------
 Total from investment
  operations                  0.24        1.27       2.71         (0.74)          0.21
                           -------     -------     ------        ------        -------
LESS DISTRIBUTIONS
 Distributions from net
  investment income          (0.04)      (0.09)     (0.11)        (0.07)           - -
 Distributions from net
  realized capital gains     (0.36)      (0.25)       - -           - -          (0.36)
                           -------     -------     ------        ------        -------
 Total distributions         (0.40)      (0.34)     (0.11)        (0.07)         (0.36)
                           -------     -------     ------        ------        -------
NET ASSET VALUE AT END OF
 PERIOD                    $ 13.24     $ 13.40     $12.47        $ 9.87        $ 13.20
                           =======     =======     ======        ======        =======
Total return                  2.00%/3/   10.24%/3/  27.72%/3/     (6.94)%/4/      1.77%/4/
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period (in thousands)    $17,721     $14,433     $3,669        $   58        $ 1,071
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                 1.40%       1.35%      1.25%         1.20%/2/       2.06%/2/
 Before
  advisory/administration
  fee waivers                 1.58%       1.54%      1.31%         1.21%/2/       2.23%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                 0.97%       0.96%      1.27%         2.59%/2/       0.59%/2/
 Before
  advisory/administration
  fee waivers                 0.80%       0.77%      1.21%         2.58%/2/       0.41%/2/
PORTFOLIO TURNOVER RATE        105%         37%        31%           16%           105%

/1/Commencement of operations.
/2/Annualized.
/3/Sales load not reflected in total return.
4Contingent deferred sales charge not reflected in total return.

--------------------------------------------------------------------------------
(FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                    INTERNATIONAL EMERGING MARKETS PORTFOLIO

                                                   INVESTOR A SHARES
                                                                 FOR THE
                                                                  PERIOD
                                                    YEAR        6/17/94/1/
                                                    ENDED         ENDED
                                                   9/30/95       9/30/94
NET ASSET VALUE AT BEGINNING OF PERIOD             $10.54         $10.00
                                                   ------         ------
Income from investment operations
 Net investment income                               0.03           0.02
 Net gain (loss) on investments (both realized and
  unrealized)                                       (2.14)          0.52
                                                   ------         ------
 Total from investment operations                   (2.11)          0.54
                                                   ------         ------
LESS DISTRIBUTIONS
 Distributions from net investment income           (0.05)           - -
 Distribution from capital                          (0.01)           - -
 Distributions from net realized capital gains      (0.19)           - -
                                                   ------         ------
 Total distributions                                (0.25)           - -
                                                   ------         ------
NET ASSET VALUE AT END OF PERIOD                   $ 8.18         $10.54
                                                   ======         ======
Total return                                       (20.12)%/3/      5.40%/3/
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in thousands)        $2,563         $2,857
 Ratios of expenses to average net assets
 After advisory/administration fee waivers           2.20%          2.15%/2/
 Before advisory/administration fee waivers          2.44%          3.13%/2/
 Ratios of net investment income to average net
  assets
 After advisory/administration fee waivers           1.54%          0.74%
 Before advisory/administration fee waivers          1.30%         (0.24)%/2/
PORTFOLIO TURNOVER RATE                                75%             4%

/1/Commencement of operations.
/2/Annualized.
/3/Sales load not reflected in total return.

--------------------------------------------------------------------------------
(FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                            SELECT EQUITY PORTFOLIO
                      (FORMERLY THE CORE EQUITY PORTFOLIO)

                                                    INVESTOR A SHARES
                                                   FOR THE       FOR THE
                                                   PERIOD        PERIOD
                                                    YEAR       10/13/93/1/
                                                    ENDED         ENDED
                                                   9/30/95       9/30/94
NET ASSET VALUE AT BEGINNING OF PERIOD             $ 9.92        $ 9.96
                                                   ------        ------
Income from investment operations
 Net investment income                               0.20          0.18
 Net gain (loss) on investments (both realized and
  unrealized)                                        2.06         (0.03)
                                                   ------        ------
 Total from investment operations                    2.26          0.15
                                                   ------        ------
LESS DISTRIBUTIONS
 Distributions from net investment income           (0.18)        (0.19)
 Distributions from net realized capital gains      (0.12)          - -
                                                   ------        ------
 Total distributions                                (0.30)        (0.19)
                                                   ------        ------
NET ASSET VALUE AT END OF PERIOD                   $11.88        $ 9.92
                                                   ======        ======
Total return                                        23.29%/3/      1.54%/3/
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in thousands)        $3,808        $  601
 Ratios of expenses to average net assets
 After advisory/administration fee waivers           1.12%         1.05%/2/
 Before advisory/administration fee waivers          1.30%         1.34%/2/
 Ratios of net investment income to average net
  assets
 After advisory/administration fee waivers           1.91%         1.89%/2/
 Before advisory/administration fee waivers          1.73%         1.60%/2/
PORTFOLIO TURNOVER RATE                                51%           88%

/1/Commencement of operations.
/2/Annualized.
/3/Sales load not reflected in total return.

--------------------------------------------------------------------------------
(FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                             INDEX EQUITY PORTFOLIO

                                        INVESTOR A SHARES
                                                                     FOR THE
                                                                      PERIOD
                                 YEAR        YEAR        YEAR       7/29/92/1/
                                 ENDED       ENDED       ENDED       THROUGH
                                9/30/95     9/30/94     9/30/93      9/30/92
NET ASSET VALUE AT BEGINNING
 OF PERIOD                      $10.93      $11.02      $10.06        $10.07
                                ------      ------      ------        ------
Income from investment
 operations
 Net investment income            0.34        0.25        0.27          0.10
 Net gain (loss) on
  investments (both realized
  and unrealized)                 2.73        0.04        0.96         (0.01)
                                ------      ------      ------        ------
 Total from investment
  operations                      3.07        0.29        1.23          0.09
                                ------      ------      ------        ------
LESS DISTRIBUTIONS
 Distributions from net
  investment income              (0.30)      (0.27)      (0.27)        (0.10)
 Distributions from net
  realized capital gains         (0.12)      (0.11)        - -           - -
                                ------      ------      ------        ------
 Total distributions             (0.42)      (0.38)      (0.27)        (0.10)
                                ------      ------      ------        ------
NET ASSET VALUE AT END OF
 PERIOD                         $13.58      $10.93      $11.02        $10.06
                                ======      ======      ======        ======
Total return                     28.77%/3/    2.66%/3/   12.33%/3/      0.91%/3/
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period
  (in thousands)                $6,501      $2,632      $1,263        $   56
 Ratios of expenses to average
  net assets
 After advisory/administration
  fee waivers                     0.61%       0.55%       0.49%         0.45%/2/
 Before
  advisory/administration fee
  waivers                         0.95%       0.92%       0.61%         0.64%/2/
 Ratios of net investment
  income to average net assets
 After advisory/administration
  fee waivers                     2.44%       2.35%       2.48%         2.85%/2/
 Before
  advisory/administration fee
  waivers                         2.10%       1.98%       2.36%         2.66%/2/
PORTFOLIO TURNOVER RATE             18%         17%          8%           23%

/1/Commencement of operations.
/2/Annualized.
/3/Sales load not reflected in total return.

--------------------------------------------------------------------------------
(FOR AN INVESTOR A OR B SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                               BALANCED PORTFOLIO

                                                                                                      INVESTOR B
                                           INVESTOR A SHARES                                            SHARES
                                                                                         FOR THE        FOR THE
                                                                                          PERIOD        PERIOD
                            YEAR        YEAR         YEAR        YEAR        YEAR       5/14/90/1/    10/03/94/1/
                            ENDED       ENDED        ENDED       ENDED       ENDED       THROUGH        THROUGH
                           9/30/95     9/30/94      9/30/93     9/30/92     9/30/91      9/30/90        9/30/95
NET ASSET VALUE AT
 BEGINNING OF PERIOD       $ 11.98     $ 12.42      $ 11.53     $10.82      $ 9.13        $10.00        $11.95
                           -------     -------      -------     ------      ------        ------        ------
Income from investment
 operations
 Net investment income        0.43        0.32         0.30       0.34        0.38          0.12          0.33
 Net realized gain (loss)
  on investments              1.88       (0.38)        1.14       1.22        1.77         (0.88)         1.93
                           -------     -------      -------     ------      ------        ------        ------
 Total from investment
  operations                  2.31       (0.06)        1.44       1.56        2.15         (0.76)         2.26
                           -------     -------      -------     ------      ------        ------        ------
LESS DISTRIBUTIONS
 Distributions from net
  investment income          (0.42)      (0.32)       (0.29)     (0.39)      (0.34)        (0.11)        (0.38)
 Distributions from net
  realized capital gains     (0.14)      (0.06)       (0.26)     (0.46)      (0.12)          - -         (0.14)
                           -------     -------      -------     ------      ------        ------        ------
 Total distributions         (0.56)      (0.38)       (0.55)     (0.85)      (0.46)        (0.11)        (0.52)
                           -------     -------      -------     ------      ------        ------        ------
NET ASSET VALUE AT END OF
 PERIOD                    $ 13.73     $ 11.98      $ 12.42     $11.53      $10.82        $ 9.13        $13.69
                           =======     =======      =======     ======      ======        ======        ======
Total return                 19.86%/3/   (0.50)%/3/   12.80%/3/  15.17%/3/   24.04%/3/     (7.64)%/3/    19.38%/4/
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period
  (in thousands)           $67,892     $62,307      $39,529     $8,481      $4,265        $3,960        $3,124
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                 1.07%       1.05%        0.91%      0.95%       1.15%         1.15%/2/      1.72%/2/
 Before
  advisory/administration
  fee waivers                 1.28%       1.31%        1.09%      1.51%       1.86%         1.90%/2/      1.94%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                 3.38%       2.77%        2.79%      3.28%       3.70%         3.07%/2/      2.71%/2/
 Before
  advisory/administration
  fee waivers                 3.16%       2.51%        2.61%      2.72%       2.99%         2.32%/2/      2.49%/2/
PORTFOLIO TURNOVER RATE        154%         54%          32%        36%         45%           37%          154%/2/

/1/Commencement of operations.
/2/Annualized.
/3/Sales load not reflected in total return.
/4/Contingent deferred sales load not reflected in total return.

What Are The Portfolios?
-------------------------------------------------------------------------------
                 The COMPASS CAPITAL FUND Family consists of 28 portfolios and has been structured to include many different investment styles so that investors may participate across multiple dis-ciplines in order to seek their long-term financial goals.

                 The Equity Portfolios of COMPASS CAPITAL FUNDS consist of nine investment portfolios that provide investors with a broad spectrum of investment alternatives within the equity sector. Six of these Portfolios invest primarily in U.S. stocks, two Portfolios invest in non-U.S. international stocks and one Portfolio invests in a combination of U.S. stocks and bonds.

                 In certain investment cycles and over certain holding peri-ods, an equity fund that invests according to a "value" style or a "growth" style may perform above or below the market. An investment program that combines these multiple disciplines allows investors to select from among these various product options in the way that most closely fits the individual's investment goals and sentiments.

INVESTMENT       Each of the nine Compass Capital Equity Portfolios seeks to
OBJECTIVES       provide long-term Capital Appreciation.

                 The Select Equity and Value Equity Portfolios pursue a sec-ondary objective of Current Income from dividends.

                 The Balanced Portfolio pursues a secondary objective of Cur-rent Income from an allocation to fixed income securities.

                 To meet its investment objective, each Portfolio employs a specific investment style, as described below. No assurance can be given that a Portfolio will achieve its investment ob-jective.

What Are The Differences Among The Portfolios?
--------------------------------------------------------------------------------

        COMPASS                                                                      PERFORMANCE
     CAPITAL FUND              INVESTMENT STYLE             PORTFOLIO EMPHASIS        BENCHMARK*
Value Equity             Pursues equity securities     Stocks with price/earnings    Russell 1000
                         (defined as common stocks or  and price/book ratios at      Value Index
                         securities convertible into   time of purchase below
                         common stocks) which the      average for benchmark and
                         sub-adviser believes are      capitalization in excess of
                         undervalued. A security's     $1 billion.
                         earnings trend and its
                         dividend growth rate will
                         also be factors considered
                         in security selection.
Growth Equity            Pursues stocks with earnings  Stocks with growth rate       Russell 1000
                         growth potential. Emphasizes  estimates in excess of        Growth Index
                         stocks which the sub-adviser  average for benchmark and
                         considers to have favorable   capitalization in excess of
                         and above-average earnings    $1 billion.
                         growth prospects.
Small Cap Value Equity   Pursues small cap stocks      Stocks with price/earnings    Russell 2000
                         which the sub-adviser         and price/book ratios at      Index
                         believes are undervalued. A   time of purchase below
                         security's earnings trend     average for benchmark and
                         and its dividend growth rate  capitalization below $1
                         will also be factors          billion.
                         considered in security
                         selection.
Small Cap Growth Equity  Pursues small cap stocks      Stocks with growth rate       Russell 2000
                         with earnings growth          estimates in excess of        Growth Index
                         potential. Emphasizes small   average for benchmark and
                         cap stocks which the sub-     capitalization below $1
                         adviser considers to have     billion.
                         favorable and above-average
                         earnings growth prospects.
International Equity     Pursues non-dollar            Portfolio assets are          EAFE Index
                         denominated stocks of         primarily invested in
                         issuers in countries          international stocks.
                         included in the Morgan
                         Stanley Capital               Stocks with price/earnings
                         International Europe,         ratios below average for a
                         Australia and the Far East    security's home market or
                         Index ("EAFE"). Within this   stock exchange.
                         universe, a value style of
                         investing is employed to      Diversification across
                         select stocks which the sub-  countries, industry groups
                         adviser believes are          and companies with
                         undervalued. A security's     investment at all times in
                         earnings trend and its        at least three foreign
                         dividend growth rate will     countries.
                         also be factors considered
                         in security selection. The
                         sub-adviser will also
                         consider macroeconomic
                         factors such as the
                         prospects for relative
                         economic growth among
                         certain foreign countries,
                         expected levels of
                         inflation, government
                         policies influencing
                         business conditions and the
                         outlook for currency
                         relationships.


* For more information on a Portfolio's benchmark, see the Appendix at the back of this Prospectus.

       COMPASS                                                                      PERFORMANCE
     CAPITAL FUND             INVESTMENT STYLE             PORTFOLIO EMPHASIS        BENCHMARK*
International Emerging  Pursues non-dollar            Portfolio assets are          MSCI
Markets                 denominated stocks of         primarily invested in stocks  Emerging
                        issuers in emerging country   of emerging market issuers.   Markets Free
                        markets (generally any                                      Index
                        country considered to be      Stocks with price/earnings
                        emerging or developing by     ratios below average for a
                        the World Bank, the           security's home market or
                        International Finance         stock exchange.
                        Corporation or the United
                        Nations). Within this         Ordinarily, stocks of
                        universe, a value style of    issuers in at least three
                        investing is employed to      emerging markets will be
                        select stocks which the sub-  held.
                        adviser believes are
                        undervalued. The sub-adviser
                        will also consider
                        macroeconomic factors such
                        as the prospects for
                        relative economic growth
                        among certain foreign
                        countries, expected levels
                        of inflation, government
                        policies influencing
                        business conditions and the
                        outlook for currency
                        relationships.
Select Equity           Combines value and growth     Similar sector weightings as  S&P 500
                        style as sub-adviser          benchmark, with over- or      Index
                        identifies market             under-weighting in
                        opportunity.                  particular securities within
                                                      those sectors.
Index Equity            Invests all of its assets     Holds substantially all the   S&P 500
                        directly or, after the 1996   stocks of the S&P 500 Index   Index
                        conversion, indirectly        in approximately the same
                        through the U.S. Large        proportions as they are
                        Company Series (the "Index    represented in the Index.
                        Master Portfolio") of The
                        DFA Investment Trust
                        Company, in the stocks of
                        the S&P 500 Index using a
                        passive investment style
                        that pursues the replication
                        of the S&P 500 Index return.
Balanced                Holds a blend of equity and   Maintains a minimum 25%       S&P 500 and
                        fixed income securities to    investment in fixed income    Salomon
                        deliver total return through  senior securities.            Broad
                        capital appreciation and                                    Investment
                        current income.                                             Grade Index
                        Equity Portion:               Equity Portion:
                        Combines value and growth     Similar sector weightings as
                        style as sub-adviser          benchmark, with over- or
                        identifies market             under- weighting in
                        opportunity.                  particular securities within
                                                      those sectors.
                        Fixed Income Portion:         Fixed Income Portion:
                        Combines sector rotation and  Dollar-denominated
                        security selection across a   investment grade bonds,
                        broad universe of fixed       including U.S. Government,
                        income securities.            mortgage-backed, asset-
                                                      backed and corporate debt
                                                      securities.

* For more information on a Portfolio's benchmark, see the Appendix at the back of this Prospectus.

What Additional Investment Policies And Risks Apply?
--------------------------------------------------------------------------------
The discussion below applies to each of the Portfolios (and, with respect to the Index Equity Portfolio, its investment in the Index Master Portfolio) un-less otherwise noted.

EQUITY SECURITIES. During normal market conditions each Portfolio, except the Balanced Portfolio, will normally invest at least 80% of the value of its total assets in equity securities. The Portfolios will invest primarily in equity se-curities of U.S. issuers, except the International Equity and International Emerging Markets Portfolios, which will invest primarily in foreign issuers. Equity securities include common stock and preferred stock (including convert-ible preferred stock); bonds, notes and debentures convertible into common or preferred stock; stock purchase warrants and rights; equity interests in trusts and partnerships; and depositary receipts of companies.

ADRS, EDRS AND GDRS. Each Portfolio (other than the Index Master Portfolio) may invest in both sponsored and unsponsored American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs"), Global Depository Receipts ("GDRs") and other similar global instruments. ADRs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental De-pository Receipts, are receipts issued in Europe, typically by foreign banks and trust companies, that evidence ownership of either foreign or domestic un-derlying securities. GDRs are depository receipts structured like global debt issues to facilitate trading on an international basis. Unsponsored ADR, EDR and GDR programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information con-cerning the issuer may not be as current as for sponsored ADRs, EDRs and GDRs, and the prices of unsponsored ADRs, EDRs and GDRs may be more volatile than if such instruments were sponsored by the issuer. Investments in ADRs, EDRs and GDRs present additional investment considerations as described below under "In-ternational Portfolios."

OPTIONS AND FUTURES CONTRACTS. To the extent consistent with its investment ob-jective, each Portfolio (other than the Index Master Portfolio) may write cov-ered call options, buy put options, buy call options and write secured put op-tions for the purpose of hedging or earning additional income, which may be deemed speculative or, with respect to the International Equity and Interna-tional Emerging Markets Portfolios, cross-hedging. These options may relate to particular securities, financial instruments, foreign currencies, stock or bond indices or the yield differential between two securities, and may or may not be listed on a securities exchange and may or may not be issued by the Options Clearing Corporation. A Portfolio will not purchase put and call options where the aggregate premiums on outstanding options exceed 5% of its net assets at the time of purchase, and will not write options on more than 25% of the value of its net assets (measured at the time an option is written). Options trading is a highly specialized activity that entails greater than ordinary investment risks. In addition, unlisted options are not subject to the protections af-forded purchasers of listed options issued by the Options Clearing Corporation, which performs the obligations of its members if they default.

To the extent consistent with its investment objective, each Portfolio may also invest in futures contracts and options on futures contracts to commit funds awaiting investment in stocks or maintain cash liquidity or, except with re-spect to the Index Master Portfolio, for other hedging purposes. The value of a Portfolio's contracts may equal or exceed 100% of the Fund's total assets, al-though a Portfolio will not purchase or sell a futures contract unless immedi-ately afterwards the aggregate amount of margin deposits on its existing futures positions plus the amount of premiums paid for related futures options entered into for other than bona fide hedging purposes is 5% or less of its net assets.

Futures contracts obligate a Portfolio, at maturity, to take or make delivery of securities, the cash value of a securities index or a stated quantity of a foreign currency. A Portfolio may sell a futures contract in order to offset an expected decrease in the value of its portfolio positions that might otherwise result from a market decline or currency exchange fluctuation. A Portfolio may do so either to hedge the value of its securities portfolio as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. In addition, a Portfolio may utilize futures con-tracts in anticipation of changes in the composition of its holdings or in cur-rency exchange rates.

A Portfolio may purchase and sell call and put options on futures contracts traded on an exchange or board of trade. When a Portfolio purchases an option on a futures contract, it has the right to assume a position as a purchaser or a seller of a futures contract at a specified exercise price during the option period. When a Portfolio sells an option on a futures contract, it becomes ob-ligated to sell or buy a futures contract if the option is exercised. In con-nection with a Portfolio's position in a futures contract or related option, the Fund will create a segregated account of liquid high grade assets or will otherwise cover its position in accordance with applicable SEC requirements.

The primary risks associated with the use of futures contracts and options are
(a) the imperfect correlation between the change in market value of the instru-ments held by a Portfolio and the price of the futures contract or option; (b) possible lack of a liquid secondary market for a futures contract and the re-sulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; and (d) a sub-adviser's inability to predict correctly the direction of securities pric-es, interest rates, currency exchange rates and other economic factors. For further discussion of risks involved with domestic and foreign futures and op-tions, see Appendix B in the Statement of Additional Information.

The Fund intends to comply with the regulations of the Commodity Futures Trad-ing Commission exempting the Portfolios from registration as a "commodity pool operator."

LIQUIDITY MANAGEMENT. Pending investment, to meet anticipated redemption re-quests, or, in the case of all Portfolios except the Index Master Portfolio, as a temporary defensive measure if its sub-adviser determines that market condi-tions warrant, a Portfolio may also invest without limitation in high quality money market instruments. The Balanced Portfolio may also invest in these secu-rities in furtherance of its investment objective.

High quality money market instruments include U.S. government obligations, U.S. government agency obligations, dollar denominated obligations of foreign is-suers issued in the U.S., bank obligations, including U.S. subsidiaries and branches of foreign banks, corporate obligations, commercial paper, repurchase agreements and obligations of supranational organizations. Generally, such ob-ligations will mature within one year from the date of settlement, but may ma-ture within two years from the date of settlement. Under a repurchase agree-ment, a Portfolio agrees to purchase debt securities from financial institu-tions subject to the seller's agreement to repurchase them at an agreed upon time and price. Repurchase agreements are, in substance, loans. Default by or bankruptcy of a seller would expose a Portfolio to possible loss because of ad-verse market action, expenses and/or delays in connection with the disposition of the underlying obligations.

WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS. Each Portfolio (other than the Index Master Portfolio) may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transac-tions involve a commitment by a Portfolio to purchase or sell particular secu-rities with payment and delivery taking place at a future date (perhaps one or two months later), and permit a Portfolio to lock in a price or yield on a se-curity it owns or intends to purchase, regardless of future changes in interest rates. When-issued and forward commitment transactions involve the risk, howev-er, that the price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the securities delivery takes place. Each Portfolio's when-issued purchases and forward commitments are not expected to exceed 25% of the value of its total assets absent unusual mar-ket conditions. The Portfolios do not intend to engage in when-issued purchases and forward commitments for speculative purposes but only in furtherance of their investment objectives.

REVERSE REPURCHASE AGREEMENTS AND OTHER BORROWINGS. Each Portfolio is autho-rized to make limited borrowings. If the securities held by a Portfolio should decline in value while borrowings are outstanding, the net asset value of the Portfolio's outstanding shares will decline in value by proportionately more than the decline in value suffered by the Portfolio's securities. Borrowings may be made by the Balanced Portfolio through reverse repurchase agreements un-der which a Portfolio sells portfolio securities to financial institutions such as banks and broker-dealers and agrees to repurchase them at a particular date and price. The Balanced Portfolio may use the proceeds of reverse repurchase agreements to purchase other securities either maturing, or under an agreement to resell, on a date simultaneous with or prior to the expiration of the re-verse repurchase agreement. The Balanced Portfolio may utilize reverse repur-chase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the in-terest expense of the transaction. This use of reverse repurchase agreements may be regarded as leveraging and, therefore, speculative. Reverse repurchase agreements involve the risks that the interest income earned in the investment of the proceeds will be less than the interest expense, that the market value of the securities sold by the Balanced Portfolio may decline below the price of the securities the Portfolio is obligated to repurchase and that the securities may not be returned to the Portfolio. During the time a reverse repurchase agreement is outstanding, the Balanced Portfolio will main-tain a segregated account with the Fund's custodian containing cash, U.S. Gov-ernment or other appropriate liquid high-grade debt securities having a value at least equal to the repurchase price. A Portfolio's reverse repurchase agree-ments, together with any other borrowings, will not exceed, in the aggregate, 33 1/3% of the value of its total assets. In addition, whenever borrowings ex-ceed 5% of a Portfolio's total assets, the Portfolios (other than the Balanced Portfolio) will not make any investments.

INVESTMENT COMPANIES. In connection with the management of their daily cash po-sitions, the Portfolios (other than the Index Master Portfolio) may invest in securities issued by other investment companies which invest in short-term debt securities and which seek to maintain a $1.00 net asset value per share. The International Equity and International Emerging Markets Portfolios may purchase shares of investment companies investing primarily in foreign securities, in-cluding so-called "country funds." Country funds have portfolios consisting exclusively of securities of issuers located in one foreign country. The Index Equity Portfolio may also invest in Standard & Poor's Depository Receipts (SPDRs) and shares of other investment companies that are structured to seek a similar correlation to the performance of the S&P 500 Index. Securities of other investment companies will be acquired within limits prescribed by the In-vestment Company Act of 1940 (the "1940 Act"). As a shareholder of another in-vestment company, a Portfolio would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the expenses each bears directly in connection with its own operations.

SECURITIES LENDING. A Portfolio may seek additional income by lending securi-ties on a short-term basis. The securities lending agreements will require that the loans be secured by collateral in cash, U.S. Government securities or (ex-cept for the Index Master Portfolio) irrevocable bank letters of credit main-tained on a current basis equal in value to at least the market value of the loaned securities. A Portfolio may not make such loans in excess of 33 1/3% of the value of its total assets. Securities loans involve risks of delay in re-ceiving additional collateral or in recovering the loaned securities, or possi-bly loss of rights in the collateral if the borrower of the securities becomes insolvent.

ILLIQUID SECURITIES. No Portfolio will knowingly invest more than 15% (10% with respect to the Index Master Portfolio) of the value of its net assets in secu-rities that are illiquid. Variable and floating rate instruments that cannot be disposed of within seven days, and repurchase agreements and time deposits that do not provide for payment within seven days after notice, without taking a re-duced price, are subject to these limits. Each Portfolio may purchase securi-ties which are not registered under the Securities Act of 1933 (the "1933 Act") but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. Any such security will not be considered illiquid so long as it is determined by the adviser or sub-adviser, acting under guide-lines approved and monitored by the Board, that an adequate trading market ex-ists for that security. This investment practice could have the effect of in-creasing the level of illiquidity in a Portfolio during any period that quali-fied institutional buyers become uninterested in purchasing these restricted securities.

SMALL CAP GROWTH EQUITY AND SMALL CAP VALUE EQUITY PORTFOLIOS.
Under normal market conditions, the Small Cap Growth Equity Portfolio and Small Cap Value Equity Portfolio will invest at least 90% (and in any event at least 65%) of their respective total assets in equity securities of smaller-capital-ized organizations (less than $1 billion at the time of purchase). These orga-nizations will normally have limited product lines, markets and financial re-sources and will be dependent upon a limited management group.

INDEX EQUITY AND INDEX MASTER PORTFOLIOS. During normal market conditions, the Index Equity Portfolio and Index Master Portfolio (in which all of the assets of the Index Equity Portfolio will be invested after its 1996 conversion) in-vest at least 95% of the value of their total assets in securities included in the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"). The Index Master Portfolio intends to invest in all of the stocks that comprise the S&P 500 Index in approximately the same proportion as they are represented in the Index. These Portfolios will operate as index portfolios and, therefore, are not actively managed (through the use of economic, financial or market analysis), and adverse performance will ordinarily not result in the elimina-tion of a stock from the Portfolios. The Portfolios will remain fully invested in common stocks even when stock prices are generally falling. Ordinarily, portfolio securities will not be sold except to reflect additions or deletions of the stocks that comprise the S&P 500 Index, including mergers, reorganiza-tions and similar transactions and, to the extent necessary, to provide cash to pay redemptions of a Portfolio's shares. The investment performance of the In-dex Master Portfolio and the Index Equity Portfolio is expected to approximate the investment performance of the S&P 500 Index, which tends to be cyclical in nature, reflecting periods when stock prices generally rise or fall.

Neither the Index Equity Portfolio nor the Index Master Portfolio are spon-sored, endorsed, sold or promoted by S&P. S&P makes no representation or war-ranty, express or implied, to the owners of the Index Equity Portfolio or the Index Master Portfolio or any member of the public regarding the advisability of investing in securities generally or in the Index Equity Portfolio or the Index Master Portfolio particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Index Equity Portfolio or the Index Master Portfolio is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Index Equity Portfolio or the Index Master Portfolio. S&P has no obligation to take the needs of the In-dex Equity Portfolio or the Index Master Portfolio or their respective owners into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Index Equity Portfolio or the Index Master Portfolio or the timing of the issuance or sale of the Index Equity Portfolio or the In-dex Master Portfolio or in the determination or calculation of the equation by which the Index Equity Portfolio or the Index Master Portfolio is to be con-verted into cash. S&P has no obligation or liability in connection with the ad-ministration, marketing or trading of the Index Equity Portfolio or Index Mas-ter Portfolio.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 IN-DEX OR ANY DATA INCLUDED THEREIN, AND S&P SHALL HAVE NO LIABILITY FOR ANY ER-RORS, OMISSIONS OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IM-PLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMIT-ING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPE-CIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

INTERNATIONAL PORTFOLIOS. During normal market conditions, the International Equity Portfolio and International Emerging Markets Portfolio (the "Interna-tional Portfolios") will invest at least 90% (and in any event at least 65%) of their total assets in equity securities of foreign issuers. Investing in for-eign securities involves considerations not typically associated with investing in securities of companies organized and operated in the United States. Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, the value of a Portfolio that invests in foreign securities as measured in U.S. dollars will be affected favorably or unfavorably by changes in exchange rates.

A Portfolio's investments in foreign securities may also be adversely affected by changes in foreign political or social conditions, diplomatic relations, confiscatory taxation, expropriation, limitation on the removal of funds or as-sets, or imposition of (or change in) exchange control regulations. In addi-tion, changes in government administrations or economic or monetary policies in the U.S. or abroad could result in appreciation or depreciation of portfolio securities and could favorably or adversely affect a Portfolio's operations.

In general, less information is publicly available with respect to foreign is-suers than is available with respect to U.S. companies. Most foreign companies are also not subject to the uniform accounting and financial reporting require-ments applicable to issuers in the United States. While the volume of transac-tions effected on foreign stock exchanges has increased in recent years, it re-mains appreciably below that of the New York Stock Exchange. Accordingly, a Portfolio's foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities in U.S. companies. In addi-tion, there is generally less government supervision and regulation of securi-ties exchanges, brokers and issuers in foreign countries than in the United States.

The expense ratios of the International Equity and International Emerging Mar-kets Portfolios can be expected to be higher than those of Portfolios investing primarily in domestic securities. The costs attributable to investing abroad are usually higher for several reasons, such as the higher cost of investment research, higher cost of custody of foreign securities, higher commissions paid on comparable transactions on foreign markets and additional costs arising from delays in settlements of transactions involving foreign securities.

As stated, the International Emerging Markets Portfolio will invest its assets in countries with emerging economies or securities markets. These countries may include Argentina, Brazil, Bulgaria, Chile, China, Colombia, The Czech Repub-lic, Ecuador, Greece, Hungary, India, Israel, Lebanon, Malaysia, Mexico, Moroc-co, Peru, The Philippines, Poland, Romania, Russia, South Africa, South Korea, Taiwan, Thailand, Tunisia, Turkey, Venezuela and Vietnam. Political and eco-nomic structures in many of these countries may be undergoing significant evo-lution and rapid development, and these countries may lack the social, politi-cal and economic stability characteristic of more developed countries. Some of these countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of na-tionalization or expropriation of assets, may be heightened. In addition, unan-ticipated political or social developments may affect the value of investments in these countries and the availability to the Portfolio of additional invest-ments in emerging market countries. The small size and inexperience of the se-curities markets in certain of these countries and the limited volume of trad-ing in securities in these countries may make investments in the countries il-liquid and more volatile than investments in Japan or most Western European countries. There may be little financial or accounting information available with respect to issuers located in certain emerging market countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

The International Equity Portfolio invests primarily in equity securities of issuers located in countries included in EAFE. Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Italy, Japan, Netherlands, New Zealand, Norway, Singapore, Malaysia, Spain, Sweden, Switzerland and the United Kingdom are currently included in EAFE.

The International Equity and International Emerging Markets Portfolios may use forward foreign currency exchange contracts to hedge against movements in the value of foreign currencies (including the European Currency Unit (ECU)) rela-tive to the U.S. dollar in connection with specific portfolio transactions or with respect to portfolio positions. A forward foreign currency exchange con-tract involves an obligation to purchase or sell a specified currency at a fu-ture date at a price set at the time of the contract. Foreign currency exchange contracts do not eliminate fluctuations in the values of portfolio securities but rather allow the Portfolio to establish a rate of exchange for a future point in time.

BALANCED PORTFOLIO. Fixed income securities purchased by the Balanced Portfolio may include domestic and dollar-denominated foreign debt securities, including bonds, debentures, notes, equipment lease and trust certificates, mortgage-re-lated and asset-backed securities, guaranteed investment contracts (GICs) and obligations issued or guaranteed by the U.S. Government or its agencies or in-strumentalities. These securities will be rated at the time of purchase within the four highest rating groups assigned by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Group ("S&P") or another nationally recognized statistical rating organization. If unrated, the securities will be determined at the time of purchase to be of comparable quality by the sub-ad-viser. Securities rated "Baa" by Moody's or "BBB" by S&P, respectively, are generally considered to be investment grade although they have speculative characteristics. If a fixed income security is reduced below Baa by Moody's or BBB by S&P, the Portfo-lio's sub-adviser will dispose of the security in an orderly fashion as soon as practicable. Investments in securities of foreign issuers, which present addi-tional investment considerations as described above under "International Port-folios," will be limited to 5% of the Portfolio's total assets.

The market value of the Balanced Portfolio's investments in fixed income corpo-rate and other securities will change in response to changes in interest rates and the relative financial strength of each issuer. During periods of falling interest rates, the values of long-term fixed income securities generally rise. Conversely, during periods of rising interest rates the values of such securi-ties generally decline. Changes in the financial strength of an issuer or changes in the ratings of any particular security may also affect the value of these investments.

The Balanced Portfolio may purchase asset-backed securities (i.e., securities backed by home equity loans, installment sale contracts, credit card receiv-ables or other assets). The average life of asset-backed securities varies with the maturities of the underlying instruments which, in the case of mortgages, have maximum maturities of forty years. The average life of a mortgage-backed instrument, in particular, is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of scheduled principal payments and mortgage prepayments. The rate of such mort-gage prepayments, and hence the life of the certificates, will be primarily a function of current market rates and current conditions in the relevant housing markets. The relationship between mortgage prepayment and interest rates may give some high-yielding mortgage-related securities less potential for growth in value than conventional bonds with comparable maturities. In addition, in periods of falling interest rates, the rate of mortgage prepayment tends to in-crease. During such periods, the reinvestment of prepayment proceeds by the Balanced Portfolio will generally be at lower rates than the rates that were carried by the obligations that have been prepaid. Because of these and other reasons, an asset-backed security's total return may be difficult to predict precisely. To the extent that the Balanced Portfolio purchases mortgage-related or mortgage-backed securities at a premium, mortgage prepayments (which may be made at any time without penalty) may result in some loss of the Balanced Port-folio's principal investment to the extent of premium paid.

Presently there are several types of mortgage-backed securities including: (i) those that are issued or guaranteed by U.S. Government agencies, including guaranteed mortgage pass-through certificates, which provide the holder with a pro rata interest in the underlying mortgages; and (ii) collateralized mortgage obligations ("CMOs"), which provide the holder with a specified interest in the cash flow of a pool of underlying mortgages or other mortgage-backed securi-ties. Issuers of CMOs frequently elect to be taxed as a pass-through entity known as real estate mortgage investment conduits, or REMICs. CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final distribution date. The relative payment rights of the various CMO clas-ses may be structured in many ways. In most cases, however, payments of princi-pal are applied to the CMO classes in the order of their respective stated ma-turities, so that no principal payments will be made on a CMO class until all other classes having an earlier stated maturity date are paid in full. The classes may include accrual certificates (also known as "Z-Bonds"), which only accrue interest at a specified rate until other specified classes have been re-tired and are converted thereafter to interest-paying securities. They may also include planned amortization classes ("PACs") which generally require, within certain limits, that specified amounts of principal be applied on each payment date, and generally exhibit less yield and market volatility than other classes.

The Balanced Fund may also purchase obligations issued or guaranteed by the U.S. Government and U.S. Government agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury. Others, such as those of the Export-Im-port Bank of the United States, are supported by the right of the issuer to borrow from the U.S. Treasury; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instru-mentalities if it is not obligated to do so by law. Certain U.S. Treasury and agency securities may be held by trusts that issue participation certificates (such as Treasury income growth receipts ("TIGRs") and certificates of accrual on Treasury certificates ("CATs")). The Balanced Portfolio may purchase these certificates and may also purchase Treasury receipts and other stripped securi-ties, which represent beneficial ownership interests in either future interest payments or the future principal payments on U.S. Government obligations. These instruments are issued at a discount to their "face value" and may (particu-larly in the case of stripped mortgage-backed securities) exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors.

The Balanced Portfolio may also purchase zero-coupon bonds (i.e., discount debt obligations that do not make periodic interest payments). Zero-coupon bonds are subject to greater market fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of inter-est.

To take advantage of attractive opportunities in the mortgage market and to en-hance current income, the Balanced Portfolio may enter into dollar roll trans-actions. A dollar roll transaction involves a sale by the Portfolio of a mort-gage-backed or other security concurrently with an agreement by the Portfolio to repurchase a similar security at a later date at an agreed-upon price. The securities that are repurchased will bear the same interest rate and stated ma-turity as those sold, but pools of mortgages collateralizing such securities may have different prepayment histories than those sold. During the period be-tween the sale and repurchase, the Portfolio will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for the Portfolio, and the income from these investments will generate income for the Portfolio. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of the Portfolio compared with what the performance would have been without the use of dollar rolls. At the time that the Portfolio enters into a dollar roll transaction, it will place in a segregated account maintained with its custodian cash, U.S. Government securities or other liquid high grade debt obligations having a value equal to the repurchase price (including accrued interest) and will sub-sequently monitor the account to ensure that its value is main-tained. The Portfolio's dollar rolls, together with its reverse repurchase agreements and other borrowings, will not exceed, in the aggregate, 33 1/3% of the value of its total assets.

Dollar roll transactions involve the risk that the market value of the securi-ties the Portfolio is required to purchase may decline below the agreed upon repurchase price of those securities. If the broker/dealer to whom the Portfo-lio sells securities becomes insolvent, the Portfolio's right to purchase or repurchase securities may be restricted and the instruments which the Portfolio is required to repurchase may be worth less than an instrument which the Port-folio originally held when the Portfolio is able to complete the purchase. Suc-cessful use of mortgage dollar rolls may depend upon a sub-adviser's ability to correctly predict interest rates and prepayments. There is no assurance that dollar rolls can be successfully employed.

PORTFOLIO TURNOVER RATES. Under normal market conditions, it is expected that the annual portfolio turnover rate for each Portfolio (including both the eq-uity and fixed income portions of the Balanced Portfolio in the aggregate) and for the Index Master Portfolio will not exceed 150%. A Portfolio's annual port-folio turnover rate will not, however, be a factor preventing a sale or pur-chase when the adviser or sub-adviser believes investment considerations war-rant such sale or purchase. Portfolio turnover may vary greatly from year to year as well as within a particular year. High portfolio turnover rates (i.e., over 100%) will generally result in higher transaction costs to a Portfolio.

What Are The Portfolios' Fundamental Investment Limitations?
--------------------------------------------------------------------------------
A Portfolio's (other than the Index Master Portfolio) investment objective and policies may be changed by the Fund's Board of Trustees without shareholder ap-proval. However, shareholders will be given at least 30 days' notice before any such change. The investment objective of the Index Master Portfolio may not be changed without the approval of shareholders of that Portfolio. No assurance can be provided that a Portfolio will achieve its investment objective.

Each Portfolio has also adopted certain fundamental investment limitations that may be changed only with the approval of a "majority of the outstanding shares of a Portfolio" (as defined in the Statement of Additional Information). Sev-eral of the Portfolios' fundamental investment policies, which are set forth in full in the Statement of Additional Information, are summarized below.

No Portfolio may:

(1) purchase securities (except U.S. Government securities and related repur-chase agreements) if more than 5% of its total assets will be invested in the securities of any one issuer, except that up to 25% of a Portfolio's total assets may be invested without regard to this 5% limitation;

(2) subject to the foregoing 25% exception (other than with respect to the In-dex Master Portfolio), purchase more than 10% of the outstanding voting se-curities of any issuer;

(3) invest 25% or more of its total assets in one or more issuers conducting their principal business activities in the same industry; and

(4) borrow money in amounts over one-third of the value of its total assets at the time of such borrowing.

These investment limitations are applied at the time investment securities are purchased. Notwithstanding the investment limitations, the Index Equity Portfo-lio may invest all of its assets in shares of an open-end management investment company with substantially the same investment objective, policies and limita-tions of that Portfolio.

In order to permit the sale of its shares in certain states, the Fund may make commitments more restrictive than the investment policies and limitations de-scribed in this Prospectus. If the Fund determines that any commitment is no longer in the best interests of a Portfolio, it will revoke the commitment by terminating sales of shares of the Portfolio in the state involved.

Who Manages The Fund?
--------------------------------------------------------------------------------
BOARD OF TRUSTEES
                The business and affairs of the Fund and of The DFA Investment Trust Company (in which the assets of the Fund's Index Equity Portfolio will be invested after its 1996 conversion) are man-aged under the direction of their separate Boards of Trustees. The following individuals were elected by shareholders on Jan-uary 4, 1996 to serve as trustees of Compass Capital Funds:

                 William O. Albertini--Executive Vice President and Chief Fi-nancial Officer of Bell Atlantic Corporation.

                 Raymond J. Clark--Treasurer of Princeton University.

                 Robert M. Hernandez--Vice Chairman and Chief Financial Offi-cer of USX Corporation.

                 Anthony M. Santomero--Deputy Dean of The Wharton School, Uni-versity of Pennsylvania.

                 David R. Wilmerding, Jr.--President of Gates, Wilmerding, Carper & Rawlings, Inc.

                The Statement of Additional Information furnishes additional information about the trustees and officers of both the Fund and The DFA Investment Trust Company.

ADVISER AND     The Adviser to Compass Capital Funds is PNC Asset Management
SUB-ADVISERS    Group ("PAMG"), except with respect to the Index Equity Port-
                folio. Each of the Portfolios within the Compass Capital Fund family is managed by a specialized portfolio manager who is a member of one of PAMG's portfolio management subsidiaries.

                The Portfolios (other than the Index Equity Portfolio) and their investment sub-advisers and portfolio managers are as follows:

                           INVESTMENT
COMPASS CAPITAL PORTFOLIO  SUB-ADVISER          PORTFOLIO MANAGER
-------------------------  ----------- ------------------------------------
Value Equity                PCM(/1/)   Earl J. Gaskins; Vice President of
                                       PCM since 1985; Portfolio co-manager
                                       since 1994.
                                       Benedict E. Capaldi; Vice President
                                       of PCM since 1995; prior to joining
                                       PCM, Senior Vice President and
                                       portfolio manager with Radnor
                                       Capital Management, President of
                                       Chestnut Hill Advisors, Inc. and
                                       Managing Director of Brandywine
                                       Asset Management, Inc.; Portfolio
                                       co-manager since 1995.

                                  INVESTMENT
 COMPASS CAPITAL PORTFOLIO        SUB-ADVISER                 PORTFOLIO MANAGER
----------------------------  ------------------- ------------------------------------------
Growth Equity                           PEAC(/2/) Robert K. Urquhart; Managing Director of
                                                  PEAC's Large Cap Growth Equity Investments
                                                  area since 1995; prior to joining PEAC,
                                                  Chief Investment Officer and partner of
                                                  Cole Financial Group, Inc., a partner of
                                                  Seacliff Holdings, Inc. and of RCM Capital
                                                  Management; Portfolio manager since 1995.
Small Cap Value Equity                   PCM(/1/) Susan D. Menzies; Vice President of PCM
                                                  since 1985; Portfolio manager since 1994.
Small Cap Growth Equity                 PEAC(/2/) William J. Wykle; investment manager with
                                                  PEAC since 1995; investment manager with
                                                  PNC Bank, National Association from 1986
                                                  to 1995; Portfolio manager since its
                                                  inception.
International Equity                     PCM(/1/) William George Greig; Vice President of
                                                  PCM; prior to joining PCM, Managing
                                                  Partner of Akamai International,
                                                  Investment Director of The Framlington
                                                  Group and Research Director with Pilgrim
                                                  Baxter & Associates; Portfolio manager
                                                  since 1995.
International Emerging                   PCM(/1/) William George Greig (see above);
 Markets                                          Portfolio manager since its inception.
Select Equity                            PCM(/1/) Daniel B. Eagan; portfolio manager with
                                                  PCM since 1995; director of investment
                                                  strategy at PAMG during 1995; portfolio
                                                  manager with PEAC during 1995; Portfolio
                                                  manager since 1995.
Balanced                            PCM and       Daniel B. Eagan (see above); Portfolio co-
                              BlackRock(/1/)(/3/) manager since 1994.
                                                  Robert S. Kapito; Vice Chairman of
                                                  BlackRock since 1988; Portfolio co-manager
                                                  since 1995.
                                                  Keith T. Anderson; Managing Director and
                                                  co-chair of Portfolio Management Group and
                                                  Investment Strategy Committee of BlackRock
                                                  since 1988; Portfolio co-manager since
                                                  1995.

(1) Provident Capital Management, Inc. ("PCM") has its primary offices at 1700 Market Street, 27th Floor, Philadelphia, PA 19103.
(2) PNC Equity Advisors Company ("PEAC") has its primary offices at 1835 Market Street, 15th Floor, Philadelphia, PA 19103.
(3) BlackRock Financial Management, Inc. ("BlackRock") has its primary offices at 345 Park Avenue, New York, New York 10154.

                PAMG was organized in 1994 to perform advisory services for investment companies, and has its principal offices at 1835 Market Street, Philadelphia, Pennsylvania 19103. PAMG is an indirect wholly-owned subsidiary of PNC Bank Corp., a multi-bank holding company.

                PNC Institutional Management Corporation ("PIMC") and PEAC will serve as adviser and sub-adviser, respectively, to the Index Equity Portfolio until its 1996 conversion. The princi-pal business address of PIMC is 400 Bellevue Parkway, Wilming-ton, Delaware 19809.

                For their investment advisory and sub-advisory services, PAMG, PIMC and the Portfolios' sub-advisers are entitled to fees, computed daily on a portfolio-by-portfolio basis and payable monthly, at the maximum annual rates set forth below. As stated under "What Are the Expenses of the Portfolios?" PAMG, PIMC and the sub-advisers intend to waive a portion of their fees during the current fiscal year. All sub-advisory fees are paid by PAMG and PIMC, and do not represent an extra charge to the Portfolios.

                MAXIMUM ANNUAL CONTRACTUAL FEE RATE FOR EACH PORTFOLIO EXCEPT
                 THE INDEX EQUITY PORTFOLIO AND THE INTERNATIONAL PORTFOLIOS
                                      (BEFORE WAIVERS)

                                        Investment  Sub-Advisory
            Average Daily Net Assets   Advisory Fee     Fee
            ------------------------   ------------ ------------
            first $1 billion               .550%        .400%
            $1 billion -- $2 billion       .500         .350
            $2 billion -- $3 billion       .475         .325
            greater than $3 billion        .450         .300

              MAXIMUM ANNUAL CONTRACTUAL FEE RATE FOR THE INTERNATIONAL EQUITY
                                 PORTFOLIO (BEFORE WAIVERS)

                                        Investment  Sub-Advisory
            Average Daily Net Assets   Advisory Fee     Fee
            ------------------------   ------------ ------------
            first $1 billion               .750%        .600%
            $1 billion -- $2 billion       .700         .550
            $2 billion -- $3 billion       .675         .525
            greater than $3 billion        .650         .500

                  MAXIMUM ANNUAL CONTRACTUAL FEE RATE FOR THE INTERNATIONAL
                         EMERGING MARKETS PORTFOLIO (BEFORE WAIVERS)

                                        Investment  Sub-Advisory
            Average Daily Net Assets   Advisory Fee     Fee
            ------------------------   ------------ ------------
            first $1 billion              1.250%       1.100%
            $1 billion -- $2 billion      1.200        1.050
            $2 billion -- $3 billion      1.155        1.005
            greater than $3 billion       1.100         .950

              For its advisory services to the Index Equity Portfolio, PIMC is entitled to advisory fees, computed daily and payable monthly, at the annual rate of .20% of the Portfolio's average daily net assets. As sub-adviser to the Index Equity Portfolio, PEAC is entitled to receive from PIMC a fee, computed daily and payable monthly, at the annual rate of .15% of the Portfolio's average daily net assets. The Portfolio will no longer pay advisory fees to PIMC after its 1996 conversion.

              Although the advisory fee rate payable by the International Emerging Markets Portfolio is higher than the rate payable by mutual funds investing in domestic securities, the Fund believes it is comparable to the rates paid by many other funds with sim-ilar investment objectives and policies and is appropriate for the Portfolio in light of its investment objective and policies.

                For their last fiscal year the Portfolios paid investment ad-visory fees at the following annual rates (expressed as a per-centage of average daily net assets) after voluntary fee waiv-ers: Value Equity Portfolio, .44%; Growth Equity Portfolio, .40%; Small Cap Value Equity Portfolio, .50%; Small Cap Growth Equity Portfolio, .45%; International Equity Portfolio, .60%; International Emerging Markets Portfolio, 1.04%; Select Equity Portfolio, .40%; Index Equity Portfolio, .05%; and Balanced Portfolio, .40%.

                The sub-advisers to each Portfolio strive to achieve best exe-cution on all transactions. Infrequently, brokerage transac-tions for the Portfolios may be directed through registered broker/dealers who have entered into dealer agreements with Compass Capital's distributor.

ADVISER TO      Dimensional Fund Advisors, Inc. ("DFA"), located at 1299 Ocean
INDEX MASTER    Avenue, 11th Floor, Santa Monica, CA 90401, serves as invest-
PORTFOLIO       ment adviser to the Index Master Portfolio.

                DFA was organized in May 1981 and is engaged in the business of providing investment management services to institutional investors. DFA's assets under management totalled approxi-mately $13 billion at October 31, 1995. David G. Booth and Rex
                A. Sinquefield, both of whom are trustees and officers of The DFA Investment Trust Company and directors and officers of DFA, together own approximately 61% of DFA's outstanding stock and may be deemed controlling persons of DFA.

                Investment decisions for the Index Master Portfolio are made by the Investment Committee of DFA which meets on a regular basis and also as needed to consider investment issues. The Investment Committee is composed of certain officers and di-rectors of DFA who are elected annually. DFA provides the In-dex Master Portfolio with a trading department and selects brokers and dealers to effect securities transactions.

                For the investment advisory services provided to the Index Master Portfolio under the advisory agreement, DFA is entitled to receive a fee at the annual rate of .025% of the Index Mas-ter Portfolio's average daily net assets. For the Index Master Portfolio's fiscal year ended November 30, 1995, DFA received a fee for its investment advisory services which, on an annual basis, equaled .025% of the Index Master Portfolio's average daily net assets.

ADMINISTRATORS  Compass Capital Group, Inc. ("CCG"), PFPC Inc. ("PFPC") and
                Compass Distributors, Inc. ("CDI") (the "Administrators") serve as the

              Fund's co-administrators. CCG and PFPC are indirect wholly-owned subsidiaries of PNC Bank Corp. CDI is a wholly-owned subsidiary of Provident Distributors, Inc. ("PDI"). A majority of the out-standing stock of PDI is owned by its officers and the remaining outstanding stock is owned by Pennsylvania Merchant Group Ltd.

              The Administrators generally assist the Fund in all aspects of its administration and operation, including matters relating to the maintenance of financial records and fund accounting. As compensation for these services, CCG is entitled to receive a fee, computed daily and payable monthly, at an annual rate of .03% of each Portfolio's average daily net assets, and PFPC and CDI are entitled to receive a combined fee, computed daily and payable monthly, at an annual rate of .20% of the first $500 million of each Portfolio's average daily net assets, .18% of the next $500 million of each Portfolio's average daily net as-sets, .16% of the next $1 billion of each Portfolio's average daily net assets and .15% of each Portfolio's average daily net assets in excess of $2 billion. From time to time the Adminis-trators may waive some or all of their administration fees from a Portfolio. PFPC serves as the administrative services, divi-dend disbursing and transfer agent to the Index Master Port-folio, for which PFPC will be entitled to compensation at the annual rate of .015% of the Index Master Portfolio's average daily net assets (at the time of the Index Equity Portfolio's conversion).

              For information about the operating expenses the Portfolios ex-pect to pay for the current fiscal year, see "What Are The Ex-penses Of The Portfolios?"

TRANSFER      PNC Bank serves as the Portfolios' custodian and PFPC serves as
AGENT,        their transfer agent and dividend disbursing agent.
DIVIDEND
DISBURSING
AGENT AND
CUSTODIAN


DISTRIBUTION  Under the Fund's Distribution and Service Plan (the "Plan"), In-
AND SERVICE   vestor Shares of the Portfolios bear the expense of payments
PLAN          ("distribution fees") made to CDI, as the Fund's distributor
              (the "Distributor"), or affiliates of PNC Bank, National Associ-ation ("PNC Bank") for distribution and sales support services.
              The distribution fees will be used primarily to compensate the Distributor for distribution services and to compensate the Dis-tributor and PNC Bank affiliates for sales support services pro-vided in connection with the offering and sale of Investor
              Shares. The distribution fees may also be used to reimburse the Distributor and PNC Bank affiliates for related expenses, in-cluding payments to brokers, dealers, financial institutions and industry professionals ("Service Organizations") for sales sup-port services and related expenses. Distribution fees payable under the Plan will not exceed .10%

                (annualized) of the average daily net asset value of each Portfolio's outstanding Investor A Shares and .75% (annualized) of the average daily net asset value of each Portfolio's outstanding Investor B Shares. Payments under the Plan are not tied directly to out-of-pocket expenses and therefore may be used by the recipients as they choose (for example, to defray their overhead expenses).

                Under the Plan, the Fund intends to enter into service agree-ments with Service Organizations (including PNC Bank and its affiliates) with respect to each class of Investor Shares pur-suant to which Service Organizations will render certain sup-port services to their customers who are the beneficial owners of Investor Shares. In consideration for a shareholder servic-ing fee of up to .25% (annualized) of the average daily net asset value of Investor Shares owned by their customers, Serv-ice Organizations may provide one or more of the following services: responding to customer inquiries relating to the services performed by the Service Organization and to customer inquiries concerning their investments in Investor Shares; providing information periodically to customers showing their positions in Investor Shares; and other similar shareholder liaison services. In consideration for a separate shareholder processing fee of up to .15% (annualized) of the average daily net asset value of Investor Shares owned by their customers, Service Organizations may provide one or more of these addi-tional services to such customers: processing purchase and re-demption requests from customers and placing orders with the Fund's transfer agent or the Distributor; processing dividend payments from the Fund on behalf of customers; providing sub-accounting with respect to Investor Shares beneficially owned by customers or the information necessary for sub-accounting; and other similar services.

                Service Organizations may charge their clients additional fees for account services. Customers who are beneficial owners of Investor Shares should read this Prospectus in light of the terms and fees governing their accounts with Service Organiza-tions.

                The Glass-Steagall Act and other applicable laws, among other things, prohibit banks from engaging in the business of under-writing securities. It is intended that the services provided by Service Organizations under their service agreements will not be prohibited under these laws. However, state securities laws may differ from the interpretations of Federal law on this issue, and banks and financial institutions may be re-quired to register as dealers pursuant to state law.

EXPENSES Expenses are deducted from the total income of each Portfolio before dividends and distributions are paid. Expenses include, but are not limited to, fees paid to the investment adviser and the Administrators, transfer agency and custodian fees, trustee fees, taxes, interest, professional fees, shareholder servicing and processing fees, fees and expenses in registering and quali-fying the Portfolios and their shares for distribution under Federal and state securities laws, expenses of preparing pro-spectuses and statements of additional information and of print-ing and distributing prospectuses and statements of additional information to existing shareholders, expenses relating to shareholder reports, shareholder meetings and proxy solicita-tions, insurance premiums, the expense of independent pricing services, and other expenses which are not expressly assumed by PAMG or the Fund's service providers under their agreements with the Fund. Any general expenses of the Fund that do not belong to a particular investment portfolio will be allocated among all investment portfolios by or under the direction of the Board of Trustees in a manner the Board determines to be fair and equita-ble.

What Pricing Options Are Available To Investors?
--------------------------------------------------------------------------------
                The Equity Portfolios of Compass Capital Funds offer different pricing options to investors in the form of different share classes. These options are described below:

                A SHARES (FRONT-END LOAD)
                . One time, front-end sales charge at time of purchase
                . No charges or fees at any time for redeeming shares
                . Lower ongoing expenses
                . Free exchanges with other A Shares in the Compass Capital
                  Funds family

                A Shares may make sense for investors with a long-term invest-ment horizon who prefer to pay a one-time front-end sales charge and have reduced ongoing fees.

                B SHARES (BACK-END LOAD)
                . No front-end sales charge at time of purchase
                . Contingent deferred sales charge (CDSC) if shares are re-
                  deemed, declining over 6 years from a high of 4.50%
                . Automatically convert to A Shares eight years from purchase

                B Shares may make sense for investors who prefer to pay for professional investment advice on an ongoing basis (asset-based sales charge) rather than with a traditional, one-time front-end sales charge.

THE PRICING OPTIONS FOR EACH PORTFOLIO ARE DESCRIBED IN THE TABLES BELOW:

 Value Equity, Growth Equity, Small Cap Value Equity, Small Cap Growth Equity, Select Equity and Balanced Portfolios:

                                  A SHARES       B SHARES
  Maximum Front-End Sales Charge   4.50%          0.00%
  12b-1 Fee                        0.00%*         0.75%
  CDSC (Redemption Charge)         0.00%       4.50%-0.00%
                                             (Depends on when
                                           shares are redeemed)

 International Equity and International Emerging Markets Portfolios:

                                  A SHARES       B SHARES
  Maximum Front-End Sales Charge   5.00%          0.00%
  12b-1 Fee                        0.00%*         0.75%
  CDSC (Redemption Charge)         0.00%       4.50%-0.00%
                                             (Depends on when
                                           shares are redeemed)

 Index Equity Portfolio

                                  A SHARES       B SHARES
  Maximum Front-End Sales Charge   3.00%          0.00%
  12b-1 Fee                        0.00%*         0.75%
  CDSC (Redemption Charge)         0.00%       4.50%-0.00%
                                             (Depends on when
                                           shares are redeemed)

*The Portfolios do not expect to incur any 12b-1 fees with respect to Investor A Shares during the current fiscal year.

Investors wishing to purchase shares of the Portfolios may do so either by mailing the investment application attached to this Prospectus along with a check or by wiring money as specified below under "How Are Shares Purchased?".

What Are The Key Considerations In Selecting A Pricing Option?
--------------------------------------------------------------------------------
In deciding which class of Investor Shares to purchase, investors should con-sider the following:

Intended Holding Period. Over time, the cumulative distribution fees on a Port-folio's Investor B Shares will exceed the expense of the maximum initial sales charge on Investor A Shares. For example, if net asset value remains constant, the Investor B Shares' aggregate distribution fees would be equal to the In-vestor A Shares' initial maximum sales charge from four to seven years after purchase (depending on the Portfolio). Thereafter, Investor B Shares would bear higher aggregate expenses. Investor B shareholders, however, enjoy the benefit of permitting all their dollars to work from the time the investments are made. Any positive investment return on the additional invested amount would par-tially or wholly offset the higher annual expenses borne by Investor B Shares.

Because the Portfolios' future returns cannot be predicted, however, there can be no assurance that such a positive return will be achieved.

At the end of eight years after the date of purchase, Investor B Shares will convert automatically to Investor A Shares, based on the relative net asset values of shares of each class. Investor B Shares acquired through reinvestment of dividends or distributions are also converted at the earlier of these dates--eight years after the reinvestment date or the date of conversion of the most recently purchased Investor B Shares that were not acquired through rein-vestment.

Investor B shareholders also pay a contingent deferred sales charge if they re-deem during the first six years after purchase, unless a sales charge waiver applies. Investors expecting to redeem during this period should consider the cost of the applicable contingent deferred sales charge in addition to the ag-gregate annual Investor B distribution fees, as compared with the cost of the applicable initial sales charges applicable to the Investor A Shares.

Investor B Shares of the Portfolios purchased on or before January 12, 1996 are subject to a CDSC of 4.50% of the lesser of the original purchase price or the net asset value of Investor B Shares at the time of redemption. This deferred sales charge is reduced for shares held more than one year. Investor B Shares of a Portfolio purchased on or before January 12, 1996 convert to Investor A Shares of the Portfolio at the end of six years after purchase. For more infor-mation about Investor B Shares purchased on or before January 12, 1996 and the deferred sales charge payable on their redemption, call PFPC at (800) 441-7762.

Reduced Sales Charges. Because of reductions in the front-end sales charge for purchases of Investor A Shares aggregating $25,000 or more, it may be advanta-geous for investors purchasing large quantities of Investor Shares to purchase Investor A Shares. In any event, the Fund will not accept any purchase order for $1,000,000 or more of Investor B Shares.

Waiver of Sales Charges. The entire initial sales charge on Investor A Shares of a Portfolio may be waived for certain eligible purchasers allowing their en-tire purchase price to be immediately invested in a Portfolio. The contingent deferred sales charge may be waived upon redemption of certain Investor B Shares.

How Are Shares Purchased?
--------------------------------------------------------------------------------
GENERAL. Initial and subsequent purchase orders may be placed through securi-ties brokers, dealers or financial institutions ("brokers"), or the transfer agent. Generally, individual investors will purchase Investor Shares through a broker who will then transmit the purchase order directly to the transfer agent.

The minimum investment for the initial purchase of shares is $500; there is a $100 minimum for subsequent investments. Purchases through the Automatic In-vestment Plan described below are subject to a lower initial purchase minimum. In addition, the minimum initial investment for employees of the Fund, the Fund's investment adviser, sub-advisers, Distributor or transfer agent or em-ployees of their affiliates is $100.

When placing purchase orders, investors should specify whether the order is for Investor A or Investor B Shares of a Portfolio. All share purchase orders that fail to specify a class will automatically be invested in Investor A Shares.

PURCHASES THROUGH BROKERS. Shares may be purchased through brokers which have entered into dealer agreements with the Distributor. Purchase orders received by a broker and transmitted to the transfer agent before the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time) on a Business Day will be effected at the net asset value determined that day, plus any applicable sales charge. Payment for an order may be made by the broker in Federal funds or other funds immediately available to the Portfolios' custodian no later than 4:00 p.m. (Eastern time) on the third Business Day following re-ceipt of the purchase order.

It is the responsibility of brokers to transmit purchase orders and payment on a timely basis. If payment is not received within the period described above, the order will be canceled, notice thereof will be given, and the broker and its customers will be responsible for any loss to the Fund or its shareholders. Orders of less than $500 may be mailed by a broker to the transfer agent.

PURCHASES THROUGH THE TRANSFER AGENT. Investors may also purchase Investor Shares by completing and signing the Account Application Form and mailing it to the transfer agent, together with a check in at least the minimum initial pur-chase amount payable to Compass Capital Funds. An Account Application Form may be obtained by calling (800) 441-7762. The name of the Portfolio with respect to which shares are purchased must also appear on the check or Federal Reserve Draft. Investors may also wire Federal funds in connection with the purchase of shares. The wire instructions must include the name of the Portfolio, specify the class of Investor Shares and include the name of the account registration and the shareholder account number. Before wiring any funds, an investor must call PFPC at (800) 441-7762 in order to confirm the wire instructions. Purchase orders which are received by PFPC, together with payment, before the close of regular trading hours on the New York Stock Exchange (cur-rently 4:00 p.m. Eastern time) on any Business Day (as defined below) are priced at the applicable net asset value next determined on that day, plus any applicable sales charge.

OTHER PURCHASE INFORMATION. Shares of each Portfolio are sold on a continuous basis by CDI as the Distributor. CDI maintains its principal offices at 259 Radnor-Chester Road, Suite 120, Radnor, Pennsylvania 19087. Purchases may be effected on weekdays on which both the New York Stock Exchange and the Federal Reserve Bank of Philadelphia are open for business (a "Business Day"). Payment for orders which are not received or accepted will be returned after prompt in-quiry. The issuance of shares is recorded on the books of the Fund. No certifi-cates will be issued for shares. Payments for shares of a Portfolio may, in the discretion of the Fund's investment adviser, be made in the form of securities that are permissible investments for that Portfolio. Compass Capital reserves the right to reject any purchase order or to waive the minimum initial invest-ment requirement.

How Are Shares Redeemed?
--------------------------------------------------------------------------------
REDEMPTION. Shareholders may redeem their shares for cash at any time. A writ-ten redemption request in proper form must be sent directly to Compass Capital Funds c/o PFPC, P.O. Box 8907, Wilmington, Delaware 19899-8907. Except for the contingent deferred sales charge that may be charged with respect to Investor B Shares, there is no charge for a redemption. Shareholders may also place re-demption requests through a broker or other institution, which may charge a fee for this service.

WHEN REDEEMING INVESTOR SHARES IN THE PORTFOLIOS, SHAREHOLDERS SHOULD INDICATE WHETHER THEY ARE REDEEMING INVESTOR A SHARES OR INVESTOR B SHARES. If a redeem-ing shareholder owns both Investor A Shares and Investor B Shares in the same Portfolio, the Investor A Shares will be redeemed first unless the shareholder indicates otherwise.

Except as noted below, a request for redemption must be signed by all persons in whose names the shares are registered. Signatures must conform exactly to the account registration. If the proceeds of the redemption would exceed $25,000, or if the proceeds are not to be paid to the record owner at the rec-ord address, or if the shareholder is a corporation, partnership, trust or fi-duciary, signature(s) must be guaranteed by any eligible guarantor institution. Eligible guarantor institutions generally include banks, broker/dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations.

Generally, a properly signed written request with any required signature guar-antee is all that is required for a redemption. In some cases, however, other documents may be necessary. Shareholders holding Investor A Share certificates must send their certificates with the redemption request. Additional documen-tary evidence of authority is required by PFPC in the event redemption is re-quested by a corporation, partnership, trust, fiduciary, executor or adminis-trator.

EXPEDITED REDEMPTIONS. If a shareholder has given authorization for expedited redemption, shares can be redeemed by telephone and the proceeds sent by check to the shareholder or by Federal wire transfer to a single previously desig-nated bank account. Once authorization is on file, PFPC will honor requests by any person by telephone at (800) 441-7762 (in Delaware call collect (302) 791-
1194) or other means. The minimum amount that may be sent by check is $500, while the minimum amount that may be wired is $10,000. The Fund reserves the right to change these minimums or to terminate these redemption privileges. If the proceeds of a redemption would exceed $25,000, the redemption request must be in writing and will be subject to the signature guarantee requirement de-scribed above. This privilege may not be used to redeem Investor A Shares in certificated form. During periods of substantial economic or market change, telephone redemptions may be difficult to complete. Redemption requests may also be mailed to PFPC at P.O. Box 8907, Wilmington, Delaware 19899-8907.

The Fund is not responsible for the efficiency of the Federal wire system or the shareholder's firm or bank. The Fund does not currently charge for wire transfers. The shareholder is responsible for any charges imposed by the share-holder's bank. To change the name of the single desig-nated bank account to receive wire redemption proceeds, it is necessary to send a written request (with a guaranteed signature as described above) to Compass Capital Funds c/o PFPC, P.O. Box 8907, Wilmington, Delaware 19899-8907.

The Fund reserves the right to refuse a telephone redemption if it believes it advisable to do so. The Fund, the Administrators and the Distributor will em-ploy reasonable procedures to confirm that instructions communicated by tele-phone are genuine. The Fund, the Administrators and the Distributor will not be liable for any loss, liability, cost or expense for acting upon telephone in-structions reasonably believed to be genuine in accordance with such proce-dures.

ACCOUNTS WITH LOW BALANCES. The Fund reserves the right to redeem a sharehold-er's account in any Portfolio at any time the net asset value of the account in such Portfolio falls below the minimum initial investment requirement amount as the result of a redemption or an exchange request. A shareholder will be noti-fied in writing that the value of the shareholder's account in a Portfolio is less than the required amount and will be allowed 30 days to make additional investments before the redemption is processed.

PAYMENT OF REDEMPTION PROCEEDS. The redemption price for shares is their net asset value per share next determined after the request for redemption is re-ceived in proper form by Compass Capital Funds c/o PFPC, P.O. Box 8907, Wil-mington, Delaware 19899-8907. Proceeds from the redemption of Investor B Shares will be reduced by the amount of any applicable contingent deferred sales charge. Unless another payment option is used as described above, payment for redeemed shares is normally made by check mailed within seven days after ac-ceptance by PFPC of the request and any other necessary documents in proper or-der. Payment may, however, be postponed or the right of redemption suspended as provided by the rules of the SEC. If the shares to be redeemed have been re-cently purchased by check, the Fund's transfer agent may delay the payment of redemption proceeds, which may be a period of up to 15 days after the purchase date, pending a determination that the check has cleared.

The Fund may also suspend the right of redemption or postpone the date of pay-ment upon redemption for such periods as are permitted under the 1940 Act, and may redeem shares involuntarily or make payment for redemption in securities or other property when determined appropriate in light of the Fund's responsibili-ties under the 1940 Act. See "Purchase and Redemption Information" in the Statement of Additional Information for examples of when such redemption might be appropriate.

What Are The Shareholder Features Of The Fund?
--------------------------------------------------------------------------------
COMPASS CAPITAL FUNDS offers shareholders many special features which enable an investor to have greater investment flexibility as well as greater access to information about the Fund throughout the investment period.

Additional information on each of these features is available from PFPC by calling (800) 441-7762 (in Delaware call collect (302) 791-1194).

EXCHANGE PRIVILEGE. Investor A and Investor B Shares of each Portfolio may be exchanged for shares of the same class of other portfolios of the Fund which offer that class of shares, based on their respective net asset values. Ex-changes of Investor A Shares may be subject to the difference between the sales charge previously paid on the exchanged shares and the higher sales charge (if any) payable with respect to the shares acquired in the exchange.

Investor A Shares of money market portfolios of the Fund that were (1) acquired through the use of the exchange privilege and (2) can be traced back to a pur-chase of shares in one or more investment portfolios of the Fund for which a sales charge was paid, can be exchanged for Investor A Shares of a portfolio subject to differential sales charges as applicable.

The exchange of Investor B Shares will not be subject to a CDSC, which will continue to be measured from the date of the original purchase and will not be affected by exchanges.

A shareholder wishing to make an exchange may do so by sending a written re-quest to PFPC at the address given above. Shareholders are automatically pro-vided with telephone exchange privileges when opening an account, unless they indicate on the Application that they do not wish to use this privilege. Share-holders holding share certificates are not eligible to exchange Investor A Shares by phone because share certificates must accompany all exchange re-quests. To add this feature to an existing account that previously did not pro-vide this option, a Telephone Exchange Authorization Form must be filed with PFPC. This form is available from PFPC. Once this election has been made, the shareholder may simply contact PFPC by telephone at (800) 441-7762 (in Delaware call collect (302) 791-1194) to request the exchange. During periods of sub-stantial economic or market change, telephone exchanges may be difficult to complete and shareholders may have to submit exchange requests to PFPC in writ-ing.

If the exchanging shareholder does not currently own shares of the investment portfolio whose shares are being acquired, a new account will be established with the same registration, dividend and capital gain options and broker of record as the account from which shares are exchanged, unless otherwise speci-fied in writing by the shareholder with all signatures guaranteed by an eligi-ble guarantor institution as defined above. In order to participate in the Au-tomatic Investment Program or establish a Systematic Withdrawal Plan for the new account, however, an exchanging shareholder must file a specific written request.

Any share exchange must satisfy the requirements relating to the minimum ini-tial investment requirement, and must be legally available for sale in the state of the investor's residence. For Federal income tax purposes, a share ex-change is a taxable event and, accordingly, a capital gain or loss may be real-ized. Before making an exchange request, shareholders should consult a tax or other financial adviser and should consider the investment objective, policies and restrictions of the investment portfolio into which the shareholder is mak-ing an exchange, as set forth in the applicable Prospectus. Brokers may charge a fee for handling exchanges.

The Fund reserves the right to modify or terminate the exchange privilege at any time. Notice will be given to shareholders of any material modification or termination except where notice is not required.

The Fund reserves the right to reject any telephone exchange request. Telephone exchanges may be subject to limitations as to amount or frequency, and to other restrictions that may be established from time to time to ensure that exchanges do not operate to the disadvantage of any portfolio or its shareholders. The Fund, the Administrators and the Distributor will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund, the Administrators and the Distributor will not be liable for any loss, liabil-ity, cost or expense for acting upon telephone instructions reasonably believed to be genuine in accordance with such procedures. Exchange orders may also be sent by mail to the shareholder's broker or to PFPC at P.O. Box 8907, Wilming-ton, Delaware 19899-8907.

AUTOMATIC INVESTMENT PLAN ("AIP"). An investor in shares of any Portfolio may arrange for periodic investments in that Portfolio through automatic deductions from a checking or savings account by completing the AIP Application Form which may be obtained from PFPC. The minimum pre-authorized investment amount is $50.

RETIREMENT PLANS. Portfolio shares may be purchased in conjunction with indi-vidual retirement accounts ("IRAs") and rollover IRAs where PNC Bank or any of its affiliates acts as custodian. For further information as to applications and annual fees, contact the Distributor. To determine whether the benefits of an IRA are available and/or appropriate, a shareholder should consult with a tax adviser.

SYSTEMATIC WITHDRAWAL PLAN ("SWP"). The Fund offers a Systematic Withdrawal Plan which may be used by investors who wish to receive regular distributions from their accounts. Upon commencement of the SWP, the account must have a cur-rent value of $10,000 or more in a Portfolio. Shareholders may elect to receive automatic cash payments of $100 or more either monthly, every other month, quarterly, three times a year, semi-annually, or annually. Automatic withdraw-als are normally processed on the 25th day of the applicable month or, if such day is not a Business Day, on the next Business Day and are paid promptly thereafter. An investor may utilize the SWP by completing the SWP Application Form which may be obtained from PFPC.

Shareholders should realize that if withdrawals exceed income dividends their invested principal in the account will be depleted. To participate in the SWP, shareholders must have their dividends automatically reinvested and may not hold share certificates. Shareholders may change or cancel the SWP at any time, upon written notice to PFPC. Purchases of additional Investor A Shares of the Fund concurrently with withdrawals may be disadvantageous to investors because of the sales charges involved and, therefore, is discouraged. No contingent de-ferred sales charge will be assessed on redemptions of Investor B Shares made through the SWP that do not exceed 12% of an account's net asset value on an annualized basis. For example, monthly, quarterly and semi-annual SWP redemp-tions of Investor B Shares will not be subject to the CDSC if they do not ex-ceed 1%, 3% and 6%, respectively, of an account's net asset value on the re-demption date. SWP redemptions of Investor B Shares in excess of this limit are still subject to the applicable CDSC.

What Is The Schedule Of Sales Charges And Exemptions?
--------------------------------------------------------------------------------
INVESTOR A    Investor A Shares are subject to a front-end sales charge deter-
SHARES        mined in accordance with the following schedules:

 ALL PORTFOLIOS EXCEPT INTERNATIONAL PORTFOLIOS AND INDEX EQUITY PORTFOLIO

                                                           REALLOWANCE OR
                                       SALES               PLACEMENT FEES
                                     CHARGE AS    SALES      TO DEALERS
                                       % OF     CHARGE AS     (AS % OF
        AMOUNT OF TRANSACTION        OFFERING   % OF NET      OFFERING
          AT OFFERING PRICE            PRICE   ASSET VALUE     PRICE)
  Less than $25,000                    4.50%      4.71%         4.00%
  $25,000 but less than $50,000        4.25       4.44          3.75
  $50,000 but less than $100,000       4.00       4.17          3.50
  $100,000 but less than $250,000      3.50       3.63          3.00
  $250,000 but less than $500,000      2.50       2.56          2.00
  $500,000 but less than $1,000,000    1.50       1.52          1.25
  $1,000,000 and over                  0.00*      0.00*         1.00**

 INTERNATIONAL EQUITY AND INTERNATIONAL EMERGING MARKETS PORTFOLIOS

                                                           REALLOWANCE OR
                                       SALES               PLACEMENT FEES
                                     CHARGE AS    SALES      TO DEALERS
                                       % OF     CHARGE AS     (AS % OF
        AMOUNT OF TRANSACTION        OFFERING   % OF NET      OFFERING
          AT OFFERING PRICE            PRICE   ASSET VALUE     PRICE)
  Less than $25,000                    5.00%      5.26%         4.50%
  $25,000 but less than $50,000        4.75       4.99          4.25
  $50,000 but less than $100,000       4.50       4.71          4.00
  $100,000 but less than $250,000      4.00       4.17          3.50
  $250,000 but less than $500,000      3.00       3.09          2.50
  $500,000 but less than $1,000,000    2.00       2.04          1.50
  $1,000,000 and over                  0.00*      0.00*         1.00**

* There is no initial sales charge on purchases of $1,000,000 or more of In-vestor A Shares; however, a contingent deferred sales charge of 1.00% will be imposed on the lesser of the net asset value of the shares on the purchase or redemption date for shares redeemed within 18 months after purchase.
** The Distributor may pay placement fees to dealers of up to 1.00% of the of-fering price on purchases of Investor A Shares of $1,000,000 or more.

 INDEX EQUITY PORTFOLIO

                                                           REALLOWANCE OR
                                       SALES               PLACEMENT FEES
                                     CHARGE AS    SALES      TO DEALERS
                                       % OF     CHARGE AS     (AS % OF
        AMOUNT OF TRANSACTION        OFFERING   % OF NET      OFFERING
          AT OFFERING PRICE            PRICE   ASSET VALUE     PRICE)
  Less than $25,000                    3.00%      3.09%         2.50%
  $25,000 but less than $50,000        2.75       2.83          2.25
  $50,000 but less than $100,000       2.50       2.56          2.00
  $100,000 but less than $250,000      2.00       2.04          1.75
  $250,000 but less than $500,000      1.50       1.52          1.25
  $500,000 but less than $1,000,000    1.00       1.01          0.75
  $1,000,000 and over                  0.00*      0.00*         0.75**

* There is no initial sales charge on purchases of $1,000,000 or more of In-vestor A Shares; however, a contingent deferred sales charge of 1.00% will be imposed on the lesser of the net asset value of the shares on the purchase or redemption date for shares redeemed within 18 months after purchase.
** The Distributor may pay placement fees to dealers of up to 0.75% of the of-fering price on purchases of Investor A Shares of $1,000,000 or more.

During special promotions, the entire sales charge may be reallowed to dealers. In addition, certain dealers who enter into an agreement to provide extra training and information on products, or marketing and related services, and who increase sales of shares may also receive additional payments from the Dis-tributor. Dealers who receive 90% or more of the sales charge may be deemed to be "underwriters" under the 1933 Act. The amount of the sales charge not reallowed to dealers may be paid to broker-dealer affiliates of PNC Bank Corp. who provide sales support services.

SALES CHARGE WAIVERS--INVESTOR A SHARES. The following persons associated with the Fund, the Distributor, the Fund's investment adviser, sub-advisers or transfer agent and their affiliates may buy Investor A Shares without paying a sales charge to the extent permitted by these firms: (a) officers, directors and partners (and their spouses and minor children); (b) full-time employees and retirees (and their spouses and minor children); (c) registered representa-tives of brokers who have entered into selling agreements with the Distributor;
(d) spouses or children of such persons; and (e) any trust, pension, profit-sharing or other benefit plan for any of the persons set forth in (a) through
(c). The following persons may also buy Investor A Shares without paying a sales charge: (a) persons investing through an authorized payroll deduction plan; (b) persons investing through an authorized investment plan for organiza-tions which operate under Section 501(c)(3) of the Internal Revenue Code; (c) registered investment advisers, trust companies and bank trust departments ex-ercising discretionary investment authority with respect to amounts to be in-vested in a Portfolio, provided that the aggregate amount invested pursuant to this exemption equals at least $250,000; and (d) persons participating in a "wrap account" or similar program under which they pay advisory fees to a bro-ker-dealer or other financial institution. Investors who qualify for any of these exemptions from the sales charge must purchase Investor A Shares.

QUALIFIED PLANS. The sales charge (as a percentage of the offering price) pay-able by qualified employee benefit plans ("Qualified Plans") having at least 20 employees eligible to participate on purchases of Investor A Shares of the Portfolios aggregating less than $500,000 will be 1.00%. No sales charge will apply to purchases by Qualified Plans of Investor A Shares aggregating $500,000 and above. The sales charge payable by Qualified Plans having less than 20 em-ployees eligible to participate on purchases of Investor A Shares of the Port-folios aggregating less than $500,000 will be 2.50% (1.50% with respect to shares of the Index Equity Portfolio). The above schedule will apply to pur-chases by such Qualified Plans of Investor A Shares aggregating $500,000 and above.

QUANTITY DISCOUNTS. As shown above, larger purchases may reduce the sales charge price. Upon notice to the investor's broker or the transfer agent, pur-chases of Investor A Shares made at any one time by the following persons may be considered when calculating the sales charge: (a) an individual, his or her spouse, and their children under the age of 21; (b) a trustee or fiduciary of a single trust estate or single fiduciary account; or (c) any organized group which has been in existence for more than six months, if it is not organized for the purpose of buying redeemable securities of a registered investment com-pany, and if the purchase is made through a central administrator, or through a single dealer, or by other means which result in economy of sales effort or ex-pense. An organized group does not include a group of individuals whose sole organizational connection is participation as credit card holders of a company, policyholders of an insurance company, customers of either a bank or broker/dealer or clients of an investment adviser. Purchases made by an orga-nized group may include, for example, a trustee or other fiduciary purchasing for a single fiduciary account or other employee benefit plan purchases made through a payroll deduction plan.

REDUCED SALES CHARGES--INVESTOR A SHARES

RIGHT OF ACCUMULATION. Under the Right of Accumulation, the current value of an investor's existing Investor A Shares in any of the Portfolios that are subject to a front-end sales charge may be combined with the amount of the investor's current purchase in determining the applicable sales charge. In order to re-ceive the cumulative quantity reduction, previous purchases of Investor A Shares must be called to the attention of PFPC by the investor at the time of the current purchase.

REINVESTMENT PRIVILEGE. Upon redemption of Investor A Shares of a Portfolio (or Investor A Shares of another non-money market portfolio of the Fund), a share-holder has a one-time right, to be exercised within 45 days, to reinvest the redemption proceeds without any sales charges. PFPC must be notified of the re-investment in writing by the purchaser, or by his or her broker, at the time purchase is made in order to eliminate a sales charge. An investor should con-sult a tax adviser concerning the tax consequences of use of the reinvestment privilege.

INVESTMENTS OF REDEMPTION PROCEEDS FROM OTHER INVESTMENT COMPANIES. Investors may purchase Investor A Shares at net asset value, without a sales charge, with the proceeds from the redemption of shares of any other investment company which were sold with a sales charge or commission. This does not include shares of an affiliated mutual fund which were or would be subject to a contingent de-ferred sales charge upon redemption. Such purchases must be made within 60 days of the redemption, and the Fund must be notified by the investor in writing, or by his or her financial institution, at the time the purchase of Investor A Shares is made.

LETTER OF INTENT. An investor may qualify for a reduced sales charge immedi-ately by signing a non-binding Letter of Intent stating the investor's inten-tion to invest during the next 13 months a specified amount in Investor A Shares which, if made at one time, would qualify for a reduced sales charge. The Letter of Intent may be signed at any time within 90 days after the first investment to be included in the Letter of Intent. The initial investment must meet the minimum initial investment requirement and represent at least 5% of the total intended investment. The investor must instruct PFPC upon making sub-sequent purchases that such purchases are subject to a Letter of Intent. All dividends and capital gains of a Portfolio that are invested in additional In-vestor A Shares of the same Portfolio are applied to the Letter of Intent.

During the term of a Letter of Intent, the Fund's transfer agent will hold In-vestor A Shares representing 5% of the indicated amount in escrow for payment of a higher sales load if the full amount indicated in the Letter of Intent is not purchased. The escrowed Investor A Shares will be released when the full amount indicated has been purchased. Any redemptions made during the 13-month period will be subtracted from the amount of purchases in determining whether the Letter of Intent has been completed.

If the full amount indicated is not purchased within the 13-month period, the investor will be required to pay an amount equal to the difference between the sales charge actually paid and the sales charge the investor would have had to pay on his or her aggregate purchases if the total of such purchases had been made at a single time. If remittance is not received within 20 days of the ex-piration of the 13-month period, PFPC, as attorney-in-fact, pursuant to the terms of the Letter of Intent, will redeem an appropriate number of Investor A Shares held in escrow to realize the difference.

PURCHASES OF INVESTOR B SHARES. Investor B Shares are subject to a deferred sales charge at the rates set forth in the chart below if they are redeemed within six years of purchase. The deferred sales charge on Investor B Shares is based on the lesser of the net asset value of the Investor B Shares on the pur-chase date or redemption date. Brokers will receive commissions from the Dis-tributor in connection with sales of Investor B Shares. These commissions may be different than the reallowances or placement fees paid to dealers in connec-tion with sales of Investor A Shares.

The amount of any contingent deferred sales charge an investor must pay on In-vestor B Shares depends on the number of years that elapse between the purchase date and the date the Investor B Shares are redeemed as set forth in the fol-lowing chart:

                                                CONTINGENT DEFERRED
                                                SALES CHARGE (AS A
                NUMBER OF YEARS             PERCENTAGE OF DOLLAR AMOUNT
             ELAPSED SINCE PURCHASE           SUBJECT TO THE CHARGE)
      Less than one                                    4.50%
      More than one, but less than two                 4.00
      More than two, but less than three               3.50
      More than three, but less than four              3.00
      More than four, but less than five               2.00
      More than five, but less than six                1.00
      More than six, but less than seven               0.00
      More than seven, but less than eight             0.00

EXEMPTIONS FROM THE CONTINGENT DEFERRED SALES CHARGE. The contingent deferred sales charge on Investor B Shares is not charged in connection with: (1) ex-changes described in "What Are The Shareholder Features Of The Fund?--Exchange Privilege"; (2) redemptions made in connection with minimum required distribu-tions from IRA, 403(b)(7) and Qualified Plan accounts due to the shareholder reaching age 70 1/2; (3) redemptions in connection with a shareholder's death or disability (as defined in the Internal Revenue Code) subsequent to the pur-chase of Investor B Shares; (4) involuntary redemptions of Investor B Shares in accounts with low balances as described in "How Are Shares Redeemed?"; and (5) redemptions made pursuant to the Systematic Withdrawal Plan, subject to the limitations set forth above under "What Are The Shareholder Features Of The Fund?--Systematic Withdrawal Plan." In addition, no contingent deferred sales charge is charged on Investor B Shares acquired through the reinvestment of dividends or distri-butions.

When an investor redeems Investor B Shares, the redemption order is processed to minimize the amount of the contingent deferred sales charge that will be charged. Investor B Shares are redeemed first from those shares that are not subject to the deferred sales load (i.e., shares that were acquired through re-investment of dividends or distributions) and after that from the shares that have been held the longest.

How Is Net Asset Value Calculated?
--------------------------------------------------------------------------------
Net asset value is calculated separately for each class of Investor Shares of each Portfolio as of the close of regular trading hours on the NYSE (currently 4:00 p.m. Eastern Time) on each Business Day by dividing the value of all secu-rities and other assets owned by a Portfolio (including, for the Index Equity Portfolio, all of its shares in the Index Master Portfolio) that are allocated to a particular class of shares, less the liabilities charged to that class, by the number of shares of the class that are outstanding. The net asset value per share of the Index Master Portfolio is calculated as of the close of the NYSE by dividing the total market value of its investments and other assets, less any liabilities, by the total outstanding shares of the Index Master Portfolio.

Most securities held by a Portfolio are priced based on their market value as determined by reported sales prices or the mean between their bid and asked prices. Portfolio securities which are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securi-ties on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. Securi-ties for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direction of the Board of Trustees or, in the case of the Index Master Portfolio, The DFA Investment Trust Company's Board of Trustees. The amortized cost method of valuation will also be used with respect to debt obligations with sixty days or less remaining to maturity unless a Portfolio's sub-adviser under the supervision of the Board of Trustees determines such method does not represent fair value.

How Frequently Are Dividends And Distributions Made To Investors?
--------------------------------------------------------------------------------
Each Portfolio will distribute substantially all of its net investment income and net realized capital gains, if any, to shareholders. The net investment in-come of each Portfolio is declared quarterly as a dividend to investors who are shareholders of the Portfolio at the close of business on the day of declara-tion. All dividends are paid within ten days after the end of each quarter. Any net realized capital gains (including net short-term capital gains) will be distributed by each Portfolio at least annually. The period for which dividends are payable and the time for payment are subject to change by the Fund's Board of Trustees.

Distributions are reinvested at net asset value in additional full and frac-tional shares of the same class on which the distributions are paid, unless a shareholder elects to receive distributions in cash. This election, or any rev-ocation thereof, must be made in writing to PFPC, and will become effective with respect to distributions paid after its receipt by PFPC.

As stated previously, after its 1996 conversion, the Index Equity Portfolio will seek its investment objective by investing all of its investable assets in the Index Master Portfolio, and the Index Equity Portfolio will be allocated its pro rata share of the ordinary income and expenses of the Index Master Portfolio. This net income, less the Index Equity Portfolio's expenses incurred in operations, will be the Index Equity Portfolio's net investment income from which dividends are distributed as described above. The Index Master Portfolio will also allocate to the Index Equity Portfolio its pro rata share of capital gains, if any, realized by the Index Master Portfolio.

How Are Fund Distributions Taxed?
--------------------------------------------------------------------------------
Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. If a Portfolio qualifies, it generally will be relieved of Federal income tax on amounts dis-tributed to shareholders, but shareholders, unless otherwise exempt, will pay income or capital gains taxes on distributions (except distributions that are treated as a return of capital), whether the distributions are paid in cash or reinvested in additional Shares.

Distributions paid out of a Portfolio's "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, will be taxed to shareholders as long-term capital gain, regardless of the length of time a shareholder holds the Shares. All other distributions, to the extent taxable, are taxed to shareholders as ordinary income.

Dividends paid by the Portfolios will be eligible for the dividends received deduction allowed to certain corporations only to the extent of the total qual-ifying dividends received by a Portfolio from domestic corporations for a tax-able year. Corporate shareholders will have to take into account the entire amount of any dividend received in making certain adjustments for Federal al-ternative minimum and environmental tax purposes. The dividends received deduc-tion is not available for capital gain dividends.

The Fund will send written notices to shareholders annually regarding the tax status of distributions made by each Portfolio. Dividends declared in October, November or December of any year payable to shareholders of record on a speci-fied date in those months will be deemed to have been received by the share-holders on December 31 of such year, if the dividends are paid during the fol-lowing January.

An investor considering buying Shares on or just before a dividend record date should be aware that the amount of the forthcoming dividend payment, although in effect a return of capital, will be taxable.

A taxable gain or loss may be realized by a shareholder upon the redemption, transfer or exchange of Shares depending upon their tax basis and their price at the time of redemption, transfer or exchange. Generally, shareholders may include sales charges paid on the purchase of Shares in their tax basis for the purposes of determining gain or loss on a redemption, transfer or exchange of such Shares. However, if a shareholder exchanges the Shares for Shares of an-other Portfolio within 90 days of purchase and is able to reduce the sales charges applicable to the new Shares (by virtue of the Fund's exchange privi-lege), the amount equal to such reduction may not be included in the tax basis of the shareholder's exchanged Shares for the purpose of determining gain or loss but may be included (subject to the same limitation) in the tax basis of the new Shares.

Dividends and certain interest income earned by a Portfolio from foreign secu-rities may be subject to foreign withholding taxes or other taxes. So long as more than 50% of the value of a Portfolio's total assets at the close of any taxable year consists of stock or securities of foreign corporations, the Port-folio may elect, for U.S. Federal income tax purposes, to treat certain foreign taxes paid by it, including generally any withholding taxes and other foreign income taxes, as paid by its shareholders. It is possible that the Interna-tional Equity and International Emerging Markets Portfolios will make this election in certain years. If a Portfolio makes the election, the amount of such foreign taxes paid by the Portfolio will be included in its shareholders' income pro rata (in addition to taxable distributions actually received by them), and each shareholder will be entitled either (a) to credit a proportion-ate amount of such taxes against a shareholder's U.S. Federal income tax lia-bilities, or (b) if a shareholder itemizes deductions, to deduct such propor-tionate amounts from U.S. Federal taxable income.

At or about the time of the conversion of the Index Equity Portfolio in 1996, the Index Master Portfolio intends to qualify for taxation as a partnership for Federal income tax purposes. As such, the Index Master Portfolio would not be subject to tax and the Index Equity Portfolio would be treated for Federal in-come tax purposes as recognizing its pro rata portion of the Index Master Port-folio's income and deductions, and owning its pro rata share of the Index Mas-ter Portfolio's assets. The Index Equity Portfolio's status as a regulated in-vestment company is dependent on, among other things, the Index Master Portfo-lio's continued classification as a partnership for Federal income tax purpos-es.

This is not an exhaustive discussion of applicable tax consequences, and in-vestors may wish to contact their tax advisers concerning investments in the Portfolios. The application of state and local income taxes to investments in the Portfolios may differ from the Federal income tax consequences described above. In addition, shareholders who are non-resident alien individuals, for-eign trusts or estates, foreign corporations or foreign partnerships may be subject to different Federal income tax treatment. Future legislative or admin-istrative changes or court decisions may materially affect the tax consequences of investing in the Portfolios.

How Is The Fund Organized?
--------------------------------------------------------------------------------
The Fund was organized as a Massachusetts business trust on December 22, 1988 and is registered under the 1940 Act as an open-end management investment com-pany. On January 12, 1996 the Fund changed its name from The PNC(R) Fund to Compass Capital Funds. The Declaration of Trust authorizes the Board of Trust-ees to classify and reclassify any unissued shares into one or more classes of shares. Pursuant to this authority, the Trustees have authorized the issuance of an unlimited number of shares in twenty-eight investment portfolios. Each Portfolio offers five separate classes of shares--Institutional Shares, Service Shares, Investor A Shares, Investor B Shares and Investor C Shares. This pro-spectus relates only to Investor A Shares of the nine portfolios described herein.

Shares of each class bear their pro rata portion of all operating expenses paid by a Portfolio, except transfer agency fees and amounts payable under the Fund's Distribution and Service Plan. In addition, each class of Investor Shares is sold with different sales charges. Because of these "class expenses" and sales charges, the performance of a Portfolio's Institutional Shares is ex-pected to be higher than the performance of the Portfolio's Service Shares, and the performance of both the Institutional Shares and Service Shares of a Port-folio is expected to be higher than the performance of the Portfolio's three classes of Investor Shares. The Fund offers various services and privileges in connection with its Investor Shares that are not generally offered in connec-tion with its Institutional and Service Shares, including an automatic invest-ment plan, automatic withdrawal plan and checkwriting. For further information regarding the Fund's Institutional and Service Share classes, contact PFPC at
(800) 441-7762.

Each share of a Portfolio has a par value of $.001, represents an interest in that Portfolio and is entitled to the dividends and distributions earned on that Portfolio's assets as are declared in the discretion of the Board of Trustees. The Fund's shareholders are entitled to one vote for each full share held and proportionate fractional votes for fractional shares held, and will vote in the aggregate and not by class, except where otherwise required by law or as determined by the Board of Trustees. The Fund does not currently intend to hold annual meetings of shareholders for the election of trustees (except as required under the 1940 Act). For a further discussion of the voting rights of shareholders, see "Additional Information Concerning Shares" in the Statement of Additional Information.

On December 18, 1995, PNC Bank held of record approximately 77% of the Fund's outstanding shares, as trustee on behalf of institutional and individual in-vestors, and may be deemed a controlling person of the Fund under the 1940 Act. PNC Bank is a subsidiary of PNC Bank Corp.

MASTER-FEEDER STRUCTURE. The Index Equity Portfolio, unlike many other invest-ment companies which directly acquire and manage their own portfolio of securi-ties, will seek, after its conversion in 1996, to achieve its investment objec-tive by investing all of its investable assets in the Index Master Portfolio. The Index Equity Portfolio will purchase shares of the Index Master Portfolio at net asset value. The net asset value of the Index Equity Portfolio will re-spond to increases and decreases in the value of the Index Master Portfolio's securi-ties and to the expenses of the Index Master Portfolio allocable to the Index Equity Portfolio (as well as its own expenses). The Index Equity Portfolio may withdraw its investment in the Index Master Portfolio at any time upon 30 days notice to the Index Master Portfolio if the Board of Trustees of the Fund de-termines that it is in the best interests of the Index Equity Portfolio to do so. Upon withdrawal, the Board of Trustees would consider what action might be taken, including the investment of all of the assets of the Index Equity Port-folio in another pooled investment entity having the same investment objective as the Index Equity Portfolio or the hiring of an investment adviser to manager the Index Equity Portfolio's assets in accordance with the investment policies described above with respect to the Index Equity Portfolio.

The Index Master Portfolio is a separate series of The DFA Investment Trust Company (the "Trust"), which is a business trust created under the laws of the State of Delaware. The Index Equity Portfolio and other institutional investors that may invest in the Index Master Portfolio from time to time (e.g. other in-vestment companies) will each bear a share of all liabilities of the Index Mas-ter Portfolio. Under the Delaware Business Trust Act, shareholders of the Index Master Portfolio have the same limitation of personal liability as shareholders of a Delaware corporation. Accordingly, Fund management believes that neither the Index Equity Portfolio nor its shareholders will be adversely affected by reason of the Index Equity Portfolio's investing in the Index Master Portfolio.

The shares of the Index Master Portfolio will be offered to institutional in-vestors in private placements for the purpose of increasing the funds available for investment and to achieve economies of scale that might be available at higher asset levels. The expenses of such other institutional investors and their returns may differ from those of the Index Equity Portfolio. While in-vestment in the Index Master Portfolio by other institutional investors offers potential benefits to the Index Master Portfolio (and, indirectly, to the Index Equity Portfolio), economies of scale and related expense reductions might not be achieved. Also, if an institutional investor were to redeem its interest in the Index Master Portfolio, the remaining investors in the Index Master Portfo-lio could experience higher pro rata operating expenses and correspondingly lower returns. In addition, institutional investors that have a greater pro rata ownership interest in the Index Master Portfolio than the Index Equity Portfolio could have effective voting control over the operation of the Index Master Portfolio.

Shares in the Index Master Portfolio have equal, non-cumulative voting rights, except as set forth below, with no preferences as to conversion, exchange, div-idends, redemption or any other feature. Shareholders of the Trust have the right to vote only (i) for removal of its trustees, (ii) with respect to such additional matters relating to the Trust as may be required by the applicable provisions of the 1940 Act, including the approval of the investment advisory agreement and the selection of trustees and accountants, and (iii) on such other matters as the trustees of the Trust may consider necessary or desirable. In addition, approval of the shareholders of the Trust is required to adopt any amendments to the Agreement and Declaration of Trust of the Trust which would adversely affect to a material degree the rights and preferences of the shares of the Index Master Portfolio or to increase or decrease their par value. The Index Mas-ter Portfolio's shareholders will also be asked to vote on any proposal to change a fundamental policy (i.e. a policy that may be changed only with the approval of shareholders) of the Index Master Portfolio.

If the Index Equity Portfolio, as a shareholder of the Index Master Portfolio, is requested to vote on matters pertaining to the Index Master Portfolio, the Fund's Trustees intend to vote all of the shares that the Index Equity Portfo-lio holds in the Index Master Portfolio without submitting any such questions to the shareholders of the Index Equity Portfolio. If the Fund's Trustees de-cide to adopt "pass-through" voting, the Index Equity Portfolio, if required under the 1940 Act or other applicable law, would hold a meeting of its share-holders and would cast its votes proportionately as instructed by Index Equity Portfolio shareholders. In such cases, shareholders of the Index Equity Portfo-lio, in effect, would have the same voting rights they would have as direct shareholders of the Index Master Portfolio.

The investment objective of the Index Master Portfolio may not be changed with-out approval of its shareholders. Shareholders of the Portfolio will receive written notice thirty days prior to the effective date of any change in the in-vestment objective of the Master Portfolio. If the Index Master Portfolio changes its investment objective in a manner which is inconsistent with the in-vestment objective of the Index Equity Portfolio and the Fund's Board of Trust-ees fails to approve a similar change in the investment objective of the Index Equity Portfolio, the Index Equity Portfolio would be forced to withdraw its investment in the Index Master Portfolio and either seek to invest its assets in another registered investment company with the same investment objective as the Index Equity Portfolio, which might not be possible, or retain an invest-ment adviser to manage the Index Equity Portfolio's assets in accordance with its own investment objective, possibly at increased cost. A withdrawal by the Index Equity Portfolio of its investment in the Index Master Portfolio could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the Index Equity Portfolio. Should such a distribution occur, the Index Equity Portfolio could incur brokerage fees or other transaction costs in converting such securities to cash in order to pay redemptions. In ad-dition, a distribution in kind to the Index Equity Portfolio could result in a less diversified portfolio of investments and could adversely affect the li-quidity of the Portfolio.

The conversion of the Index Equity Portfolio into a feeder fund of the Index Master Portfolio was approved by shareholders of the Index Equity Portfolio at a meeting held on November 30, 1995. The policy of the Index Equity Portfolio, and other similar investment companies, to invest their investable assets in funds such as the Index Master Portfolio is a relatively recent development in the mutual fund industry and, consequently, there is a lack of substantial ex-perience with the operation of this policy. There may also be other investment companies or entities through which you can invest in the Index Master Portfo-lio which may have different sales charges, fees and other expenses which may affect performance. For information about other funds that may invest in the Index Master Portfolio, please contact DFA at (310) 395-8005 or contact your broker.

How Is Performance Calculated?
--------------------------------------------------------------------------------
Performance information for each class of Investor Shares of the Portfolios may be quoted in advertisements and communications to shareholders. Total return will be calculated on an average annual total return basis for various periods. Average annual total return reflects the average annual percentage change in value of an investment in Investor Shares of a Portfolio over the measuring pe-riod. Total return may also be calculated on an aggregate total return basis. Aggregate total return reflects the total percentage change in value over the measuring period. Both methods of calculating total return assume that dividend and capital gain distributions made by a Portfolio with respect to a class of shares are reinvested in shares of the same class, and also reflect the maximum sales load charged by the Portfolio with respect to a class of shares. When, however, a Portfolio compares the total return of a share class to that of other funds or relevant indices, total return may also be computed without re-flecting the sales load.

The yield of a class of shares of the Balanced Portfolio is computed by divid-ing the net income allocated to that class during a 30-day (or one month) pe-riod by the maximum offering price per share on the last day of the period and annualizing the result on a semi-annual basis.

The performance of a share class may be compared to the performance of other mutual funds with similar investment objectives and to relevant indices, as well as to ratings or rankings prepared by independent services or other finan-cial or industry publications that monitor the performance of mutual funds. For example, the performance of a class of shares may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. and Wei-senberger Investment Company Service, and to the performance of the Dow Jones Industrial Average, the "stocks, bonds and inflation Index" published annually by Ibbotson Associates, the Lipper International Fund Index, the Lehman Govern-ment Corporate Bond Index and the Financial Times World Stock Index, as well as the benchmarks attached to this Prospectus. Performance information may also include evaluations of the Portfolios and their share classes published by na-tionally recognized ranking services, and information as reported in financial publications such as Business Week, Fortune, Institutional Investor, Money Mag-azine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in publications of a local or regional nature.

In addition to providing performance information that demonstrates the actual yield or return of a class of shares of a particular Portfolio, a Portfolio may provide other information demonstrating hypothetical investment returns. This information may include, but is not limited to, illustrating the compounding effects of a dividend in a dividend reinvestment plan or the impact of tax-de-ferred investing.

Performance quotations for shares of a Portfolio represent past performance and should not be considered representative of future results. The investment re-turn and principal value of an investment in a Portfolio will fluctuate so that an investor's Investor Shares, when redeemed, may be worth more or less than their original cost. Since performance will fluctuate, performance data for In-vestor Shares of a Portfolio cannot necessarily be used to compare an invest-ment in such shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses and market conditions. Any fees charged by brokers or other institu-tions directly to their customer accounts in connection with investments in In-vestor Shares will not be included in the Portfolio performance calculations.

How Can I Get More Information?
--------------------------------------------------------------------------------
We believe that it is essential for shareholders to have access to information regarding their investment 24 hours a day, 7 days a week. The COMPASS CAPITAL FUNDS have an investor information line that can provide such access.

In addition to account information, other sources of information regarding each COMPASS CAPITAL Portfolio and its portfolio holdings, strategy and current div-idend and performance levels are available.

By selecting the appropriate source of information as listed below, investors can receive additional information on the COMPASS CAPITAL Portfolios by either using a toll-free number or through electronic access:

For Performance and Portfolio Management Questions dial (800) FUTURE4.

For Information Related to Share Purchases and Redemptions call your investment adviser or COMPASS CAPITAL FUNDS at (800) 441-7762.

For Questions about Shareholder Accounts and Balances held directly at the Fund, call (800) 441-7762.

Information is also available on the Internet through the World Wide Web. Shareholders and investment professionals may access portfolio information, portfolio manager updates and market data by accessing http://www.compassfunds.com.

                                    APPENDIX

    COMPASS CAPITAL            PERFORMANCE
       PORTFOLIO                BENCHMARK                         DESCRIPTION
Value Equity             Russell 1000 Value Index An index composed of those Russell 1000 securities with less-than-average growth
                                                  orientation. Securities in this index
                                                  generally have low price-to-book and price-
                                                  earnings ratios, higher dividend yields and
                                                  lower forecasted growth values than more
                                                  growth-oriented securities in the Russell
                                                  1000 Growth Index.
Growth Equity            Russell 1000 Growth      The Russell 1000 Growth Index contains
                         Index                    those Russell 1000 securities with a
                                                  greater-than-average growth orientation.
                                                  Companies in this index tend to exhibit
                                                  higher price-to-book and price-earnings
                                                  ratios, lower dividend yields and higher
                                                  forecasted growth values than the Russell
                                                  1000 Value Index.
Small Cap Value Equity   Russell 2000 Index       An index of the smallest 2000 companies in
                                                  the Russell 3000 Index, as ranked by total
                                                  market capitalization. The Russell 2000
                                                  Index is widely regarded in the industry to
                                                  accurately capture the universe of small
                                                  cap stocks.
Small Cap Growth Equity  Russell 2000 Growth      An index composed of those Russell 2000
                         Index                    securities with a greater-than-average
                                                  growth orientation. Securities in this
                                                  index generally have higher price-to-book
                                                  and price-earnings ratios than those in the
                                                  Russell 2000 Value Index.
International Equity     EAFE Index               An index composed of a sample of companies
                                                  representative of the market structure of
                                                  20 European and Pacific Basin countries.
                                                  The Index represents the evolution of an
                                                  unmanaged portfolio consisting of all
                                                  domestically listed stocks.
International Emerging   MSCI Emerging Markets    The Morgan Stanley Capital International
Markets                  Free Index               (MSCI) Emerging Markets Free Index (EMF) is
                                                  a market capitalization weighted index
                                                  composed of companies representative of the
                                                  market structure of 22 Emerging Market
                                                  countries in Europe, Latin America, and the
                                                  Pacific Basin. The MSCI EMF Index excludes
                                                  closed markets and those shares in
                                                  otherwise free markets which are not
                                                  purchasable by foreigners.
Select Equity            S&P 500 Index            An unmanaged index of 500 selected common
                                                  stocks, most of which are listed on the New
                                                  York Stock Exchange. The Index is heavily
                                                  weighted toward stocks with large market
                                                  capitalizations and represents
                                                  approximately two-thirds of the total
                                                  market value of all domestic common stocks.
Index Equity             S&P 500 Index            An unmanaged index of 500 selected common
                                                  stocks, most of which are listed on the New
                                                  York Stock Exchange. The Index is heavily
                                                  weighted toward stocks with large market
                                                  capitalizations and represents
                                                  approximately two-thirds of the total
                                                  market value of all domestic common stocks.
Balanced                 S&P 500 Index            An unmanaged index of 500 selected common
                                                  stocks, most of which are listed on the New
                                                  York Stock Exchange. The Index is heavily
                                                  weighted toward stocks with large market
                                                  capitalizations and represents
                                                  approximately two-thirds of the total
                                                  market value of all domestic common stocks.
                         Salomon Broad Investment An unmanaged index of 3500 bonds. The Broad
                         Grade Index              Investment Grade Index is market
                                                  capitalization weighted and includes
                                                  Treasury, Government sponsored mortgages
                                                  and investment grade fixed rate corporates
                                                  with a maturity of 1 year or longer.

The Compass Capital Funds
--------------------------------------------------------------------------------
NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTA-TIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE STATEMENT OF ADDITIONAL IN-FORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING
MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THE INDEX EQUITY PORTFOLIO IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S RATINGS GROUP. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                               -----------------

VALUE EQUITY PORTFOLIO

GROWTH EQUITY PORTFOLIO

SMALL CAP VALUE EQUITY PORTFOLIO

SMALL CAP GROWTH EQUITY PORTFOLIO

INTERNATIONAL EQUITY PORTFOLIO

INTERNATIONAL EMERGING MARKETS PORTFOLIO

SELECT EQUITY PORTFOLIO

INDEX EQUITY PORTFOLIO

BALANCED PORTFOLIO


                                   THE EQUITY
                                   PORTFOLIOS

                                INVESTOR SHARES



                                   Prospectus

                                January 16, 1996

                            COMPASS CAPITAL FUNDS(R)
                          (FORMERLY, THE PNC(R) FUND)
                           (INVESTOR C SHARES OF THE
                            VALUE EQUITY PORTFOLIO,
                            GROWTH EQUITY PORTFOLIO,
                       SMALL CAP VALUE EQUITY PORTFOLIO,
                       SMALL CAP GROWTH EQUITY PORTFOLIO,
                        INTERNATIONAL EQUITY PORTFOLIO,
                   INTERNATIONAL EMERGING MARKETS PORTFOLIO,
                            SELECT EQUITY PORTFOLIO,
                           INDEX EQUITY PORTFOLIO AND
                              BALANCED PORTFOLIO)
                             CROSS REFERENCE SHEET


           FORM N-1A ITEM                               LOCATION
           --------------                               --------

           PART A                                       PROSPECTUS

     1.    Cover page.............................      Cover Page

     2.    Synopsis...............................      What Are The Expenses Of
                                                        The Portfolios?

     3.    Condensed Financial Information........      What Are The Portfolios'
                                                        Financial Highlights?

     4.    General Description of Registrant......      Cover Page; What Are The
                                                        Portfolios?; What
                                                        Additional Investment
                                                        Policies Apply?; What
                                                        Are The Portfolios'
                                                        Fundamental Investment
                                                        Limitations?

     5.    Management of the Fund.................      Who Manages The Fund?

     5A.   Managements Discussion of Fund
            Performance...........................      Inapplicable

     6.    Capital Stock and Other Securities.....      How Frequently Are
                                                        Dividends And
                                                        Distributions Made To
                                                        Investors?; How Are Fund
                                                        Distributions Taxed?;
                                                        How Is The Fund
                                                        Organized?

     7.    Purchase of Securities Being Offered...      How Are Shares Purchased
                                                        And Redeemed?; How Is
                                                        Net Asset Value
                                                        Calculated?; How Is The
                                                        Fund Organized?

     8.    Redemption or Repurchase...............      How Are Shares Purchased
                                                        and Redeemed?

     9.    Legal Proceedings......................      Inapplicable

The Equity Portfolios Investor C Shares
--------------------------------------------------------------------------------
                Compass Capital Funds(SM) ("Compass Capital" or the "Fund") con-sists of twenty-eight investment portfolios. This Prospectus describes the Investor C Shares of nine of those portfolios
                (the "Portfolios"):

                . Value Equity Portfolio
                . Growth Equity Portfolio
                . Small Cap Value Equity Portfolio
                . Small Cap Growth Equity Portfolio
                . International Equity Portfolio
                . International Emerging Markets Portfolio
                . Select Equity Portfolio
                . Index Equity Portfolio
                . Balanced Portfolio

                This Prospectus contains information that a prospective in-vestor needs to know before investing. Please keep it for fu-ture reference. A Statement of Additional Information dated January 16, 1996 has been filed with the Securities and Ex-change Commission (the "SEC"). The Statement of Additional In-formation may be obtained free of charge from the Fund by calling (800) 441-7762. The Statement of Additional Informa-tion, as supplemented from time to time, is incorporated by reference into this Prospectus.

                Shares of the Portfolios are not deposits or obligations of, or guaranteed or endorsed by, PNC Bank, National Association or any other bank and are not insured by, guaranteed by, obli-gations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency. Investments in the Portfolios involve investment risks, including possible loss of principal amount invested.

                Currently, the Index Equity Portfolio invests its assets di-rectly in common stocks of companies included in the Standard & Poor's 500(R) Composite Stock Price Index. The Portfolio's shareholders have, however, approved a change, which the Port-folio expects to implement during the first half of 1996, whereby the Index Equity Portfolio will, unlike many other in-vestment companies, seek to achieve its investment objective by investing all of its investable assets in a series of shares (the "Index Master Portfolio") of The DFA Investment Trust Company, another open-end management investment company, rather than through a portfolio of various securities. The in-vestment experience of the Index Equity portfolio will corre-spond directly with the investment experience of the Index Master Portfolio. The Index Master Portfolio has substantially the same investment objective, policies and limitations as the Index Equity Portfolio and, except as specifically noted, is also referred to as a "Portfolio" in this Prospectus. Invest-ors should carefully consider this investment approach. For additional information, see "How is the Fund Organized?"

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The Equity Portfolios Of Compass Capital Funds:
--------------------------------------------------------------------------------
              The Equity Portfolios of COMPASS CAPITAL FUNDS consist of nine diversified investment portfolios that provide investors with a broad spectrum of investment alternatives within the equity sec-tor. Six of these Portfolios invest solely in U.S. stocks, two Portfolios invest in non-U.S. international stocks and one Port-folio invests in a combination of U.S. stocks and bonds. A de-tailed description of each Portfolio begins on page 10 and a summary of each Performance Benchmark is contained in the Appen-dix.

              COMPASS          PERFORMANCE      LIPPER PEER GROUP
              CAPITAL          BENCHMARK
              PORTFOLIO

              Value Equity     Russell 1000     Growth and Income
                                Value Index

              Growth Equity    Russell 1000     Capital Appreciation
                                Growth Index

              Small Cap        Russell 2000     Small Company Growth
               Value Equity     Index

              Small Cap        Russell 2000     Small Company Growth
               Growth Equity    Growth Index

              International    EAFE             International
               Equity

              International    MSCI Emerging
               Emerging         Markets
               Markets          Free Index      Emerging Markets

                               S&P 500 Index

              Select Equity    S&P 500 Index    Growth and Income

              Index Equity     S&P 500 Index    S&P 500 Index
                                and Salomon
              Balanced          Broad           Balanced
                                Investment
                                Grade Index

              PNC Asset Management Group, Inc. ("PAMG") serves as the invest-ment adviser to each portfolio except the Index Equity Portfo-lio, which is currently advised by PNC Institutional Management Corporation ("PIMC"). Provident Capital Management, Inc. ("PCM"), PNC Equity Advisers Company ("PEAC") and BlackRock Fi-nancial Management, Inc. ("BlackRock") serve as sub-advisers to different Portfolios as described in this Prospectus. Dimen-sional Fund Advisors, Inc. ("DFA") serves as investment adviser to the Index Master Portfolio.

UNDERSTANDING This Prospectus has been crafted to provide detailed, accurate
THE COMPASS   and comprehensive information on the Compass Capital Portfolios.
CAPITAL       We intend this document to be an effective tool as you explore
EQUITY        different directions in equity investing. You may wish to use
PORTFOLIOS    the table of contents on page 5 to find descriptions of the
              Portfolios, including the investment objectives, portfolio man-agement styles, risks and charges and expenses.

CONSIDERING     There can be no assurance that any mutual fund will achieve
THE RISKS IN    its investment objective. The Portfolios will hold equity se-
EQUITY          curities, and some or all of the Portfolios may acquire war-
INVESTING       rants, foreign securities and illiquid securities; enter into repurchase and reverse repurchase agreements; lend portfolio securities to third parties; and enter into futures contracts and options and forward currency exchange contracts. These and the other investment practices set forth below, and their as-sociated risks, deserve careful consideration. Certain risks associated with international investments are heightened be-cause of currency fluctuations and investments in emerging markets. See "What Additional Investment Policies And Risks
                Apply?"

INVESTING IN    For information on how to purchase and redeem shares of the
THE COMPASS     Portfolios, see "How Are Shares Purchased?" and "How Are
CAPITAL FUNDS   Shares Redeemed?"

Asking The Key Questions
--------------------------------------------------------------------------------

                                                                          PAGE
            What Are The Expenses Of The Portfolios?.....................   6
            What Are The Portfolios?.....................................  10
            What Are The Differences Among The Portfolios?...............  11
            What Additional Investment Policies Apply?...................  13
            What Are The Portfolios' Fundamental Investment
             Limitations?................................................  23
            Who Manages The Fund?........................................  24
            What Pricing Options Are Available To Investors?.............  32
            How Are Shares Purchased?....................................  33
            How Are Shares Redeemed?.....................................  35
            What Are The Shareholder Features Of The Fund?...............  37
            What Sales Charge And Exemptions Apply To Investor C
             Shares?.....................................................  39
            How Is Net Asset Value Calculated?...........................  40
            How Frequently Are Dividends And Distributions Made To
             Investors?..................................................  41
            How Are Fund Distributions Taxed?............................  42
            How Is The Fund Organized?...................................  44
            How Is Performance Calculated?...............................  47
            How Can I Get More Information?..............................  49

What Are The Expenses Of The Portfolios?
--------------------------------------------------------------------------------

Below is a summary of the annual operating expenses expected to be incurred by Investor C Shares of the Portfolios for the current fiscal year ending Septem-ber 30, 1996 as a percentage of average daily net assets. An example based on the summary is also shown.

                                                                    SMALL CAP
                                      VALUE EQUITY  GROWTH EQUITY VALUE EQUITY
                                        PORTFOLIO     PORTFOLIO     PORTFOLIO
                                       INVESTOR C    INVESTOR C    INVESTOR C
SHAREHOLDER TRANSACTION EXPENSES
Front-End Sales Charge
 (as a percentage of offering price)           None          None          None
Sales Charge on Reinvested Dividends           None          None          None
Deferred Sales Charge(/1/)
 (as a percentage of original
 purchase price or redemption
 proceeds, whichever is lower)                 1.0%          1.0%          1.0%
ANNUAL PORTFOLIO OPERATING EXPENSES
 (AFTER FEE WAIVERS AS A PERCENTAGE
 OF AVERAGE NET ASSETS)
Advisory fees (after fee
 waivers)(/2/)                                 .50%          .50%          .53%
12b-1 fees (after fee
 waivers)(/2/)(/3/)                            .75           .75           .75
Other operating expenses (after fee
 waivers)(/2/)                                 .72           .72           .80
                                            -------       -------       -------
 Shareholder servicing fee              .25           .25           .25
 Shareholder processing fee             .15           .15           .15
 Other expenses                         .32           .32           .40
                                      -----         -----         -----
Total Portfolio operating expenses
 (after fee waivers)(/2/)                     1.97%         1.97%         2.08%
                                            =======       =======       =======

(1) This amount applies to redemptions during the first year. No deferred sales charge is charged after the first 18 months on Investor C Shares. See "What Sales Charge and Exemptions Apply to Investor C Shares?"
(2) "Other expenses" includes the administration fees payable by the Portfo-lios. Without waivers, advisory fees would be .55% and administration fees would be .23% for each Portfolio. PAMG and the Portfolios' administrators are under no obligation to waive or continue waiving their fees, but have informed the Fund that they expect to waive fees as necessary to maintain the Portfolios' total operating expenses during the remainder of the cur-rent fiscal year at the levels set forth in the table. The information in the table is based on the advisory fees, administration fees and other ex-penses payable after fee waivers for the fiscal year ended September 30, 1995, as restated to reflect current expenses and fee waivers. Without
    waivers, "Other operating expenses" would be   %,   % and   %, respective-
    ly, and "Total portolio Operating expenses" would be 2.08%, 2.10% and 2.11%, respectively, for Investor C Shares.
(3) Long-term investors in Investor C Shares may pay more than the economic equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers, Inc. ("NASD").

                                    SMALL CAP   INTERNATIONAL   INTERNATIONAL
                                  GROWTH EQUITY    EQUITY     EMERGING MARKETS
                                    PORTFOLIO     PORTFOLIO       PORTFOLIO
                                   INVESTOR C    INVESTOR C      INVESTOR C
SHAREHOLDER TRANSACTION EXPENSES
Front-End Sales Charge
 (as a percentage of offering
 price)                                    None          None              None
Sales Charge on Reinvested
 Dividends                                 None          None              None
Deferred Sales Charge(/1/)
 (as a percentage of original
 purchase
 price or redemption proceeds,
 whichever is lower)                       1.0%          1.0%              1.0%
ANNUAL PORTFOLIO OPERATING
 EXPENSES
 (AFTER FEE WAIVERS AS A
 PERCENTAGE OF AVERAGE NET
 ASSETS)
Advisory Fees (after fee
 waivers)(/2/)                             .53%          .70%             1.15%
12b-1 fees(/2/)(/3/)                       .75           .75               .75
Other operating expenses (after
 fee
 waivers )(/2/)                            .80           .83              1.10
                                        -------       -------         ---------
 Shareholder servicing fee          .25           .25             .25
 Shareholder processing fee         .15           .15             .15
 Other expenses                     .40           .43             .70
                                  ----- ------- ----- ------- ------- ---------
Total Portfolio operating
 expenses (after fee
 waivers)(/2/)                            2.08%         2.28%             3.00%
                                        =======       =======         =========

(1) This amount applies to redemptions during the first year. No deferred sales charge is charged after the first 18 months on Investor C Shares. See "What Sales Charge and Exemptions Apply to Investor C Shares?"
(2) "Other expenses" includes the administration fees payable by the Portfo-lios. Without waivers, advisory fees would be .55%, .75% and 1.25% for the Small Cap Growth Equity, International Equity and International Emerging Markets Portfolios, respectively, and administration fees would be .23% for each Portfolio. PAMG and the Portfolios' administrators are under no obli-gation to waive or continue waiving their fees, but have informed the Fund that they expect to waive fees as necessary to maintain the Portfolios' to-tal operating expenses during the remainder of the current fiscal year at the levels set forth in the table. The information in the table is based on the advisory fees, administration fees and other expenses payable after fee waivers for the fiscal year ended September 30, 1995, as restated to re-flect current expenses and fee waivers. Without waivers, "Other operating
    expenses" would be   %,   % and   %, respectively, and "Total Portfolio op-
    erating expenses" would be 2.11%, 2.40% and 3.15%, respectively, for In-vestor C Shares.
(3) Long-term investors in Investor C Shares may pay more than the economic equivalent of the maximum front-end sales charges permitted by the rules of the NASD.

--------------------------------------------------------------------------------

                                        SELECT EQUITY INDEX EQUITY   BALANCED
                                          PORTFOLIO    PORTFOLIO+    PORTFOLIO
                                         INVESTOR C    INVESTOR C   INVESTOR C
SHAREHOLDER TRANSACTION EXPENSES
Front-End Sales Charge
 (as a percentage of offering price)             None          None        None
Sales Charge on Reinvested Dividends             None          None        None
Deferred Sales Charge(/1/)
 (as a percentage of original purchase
 price or redemption proceeds,
 whichever is lower)                             1.0%          1.0%        1.0%
ANNUAL PORTFOLIO OPERATING EXPENSES
 AVERAGE (AFTER FEE WAIVERS AS A
 PERCENTAGE OF AVERAGE NET ASSETS)
Advisory Fees (after fee
 waivers)(/2/)(/3/)                              .50%         .025%        .50%
12b-1 fees(/2/)(/4/)                             .75          .75          .75
Operating expenses of the Index Master
 Portfolio                                        N/A         .04           N/A
Other operating expenses (after fee
 waivers)(/2/)                                   .72          .585         .77
                                              -------       -------      ------
 Shareholder servicing Fee                .25          .25           .25
 Shareholder processing Fee               .15          .15           .15
 Other expenses                           .32          .185          .37
                                        -----         -----         ----
Total Portfolio operating expenses
 (after fee waivers)(/2/)                       1.97%        1.40 %       2.02%
                                              =======       =======      ======

(1) This amount applies to redemptions during the first year. No deferred sales charge is charged after the first 18 months on Investor C Shares. See "What Sales Charge and Exemptions Apply to Investor C Shares?"
(2) "Other expenses" includes the administration fees payable by the Portfo-lios. Without waivers, advisory fees would be .55%, .025% and .55% for the Select Equity, Index Equity and Balanced Portfolios, respectively, and ad-ministration fees would be .23% for each Portfolio. PAMG and the Portfo-lios' administrators are under no obligation to waive or continue waiving their fees, but have informed the Fund that they expect to waive fees as necessary to maintain the Portfolios' total operating expenses during the remainder of the current fiscal year at the levels set forth in the table. The information in the table is based on the advisory fees, administration fees and other expenses payable after fee waivers for the fiscal year ended September 30, 1995, as restated to reflect current expenses and fee waiv-ers. Without waivers, "Other operating expenses" would be
     %, %and %,respectively, and "Total Portfolio operating expenses" would be 2.10%, 1.74% and 2.13%, respectively, for Investor C Shares.
(3) Advisory fees with respect to the Index Equity Portfolio represent advisory fees of the Index Master Portfolio.
(4) Long-term investors in Investor C Shares may pay more than the economic equivalent of the maximum front-end sales charges permitted by the rules of the NASD.
 + Includes the operating expenses of the Index Master Portfolio that are allo-cable to the Index Equity Portfolio after the Portfolio's conversion as de-scribed in the Prospectus. The total operating expenses of the Index Equity Portfolio before and after its conversion are expected to be substantially the same.

EXAMPLE

An investor in Investor C Shares would pay the following expenses on a $1,000 investment assuming (1) 5% annual return, and (2) redemption at the end of each time period:

                                   ONE YEAR THREE YEARS FIVE YEARS TEN YEARS
Value Equity Portfolio
 C Shares (Redemption)*              $30        $62        $106      $230
 C Shares (No Redemption)             20         62         106       230
Growth Equity Portfolio
 C Shares (Redemption)*               30         62         106       230
 C Shares (No Redemption)             20         62         106       230
Small Cap Value Equity Portfolio
 C Shares (Redemption)*               31         65         112       241
 C Shares (No Redemption)             21         65         112       241
Small Cap Growth Equity Portfolio
 C Shares (Redemption)*               31         65         112       241
 C Shares (No Redemption)             21         65         112       241
International Equity Portfolio
 C Shares (Redemption)*               33         71         122       262
 C Shares (No Redemption)             23         71         122       262
International Emerging Markets
 Portfolio
 C Shares (Redemption)*               40         93         158       332
 C Shares (No Redemption)             30         93         158       332
Select Equity Portfolio
 C Shares (Redemption)*               30         62         106       230
 C Shares (No Redemption)             20         62         106       230
Index Equity Portfolio
 C Shares (Redemption)*               24         44          77       168
 C Shares (No Redemption)             17         44          77       168
Balanced Portfolio
 C Shares (Redemption)*               31         63         109       235
 C Shares (No Redemption)             21         63         109       235

 * Reflects the deduction of the deferred sales charge.

The foregoing Tables and Example are intended to assist investors in under-standing the costs and expenses (including the Index Equity Portfolio's pro rata share of the Index Master Portfolio's advisory fees and operating ex-penses) an investor will bear either directly or indirectly. They do not re-flect any charges that may be imposed by brokers or other institutions directly on their customer accounts in connection with investments in the Portfolios. For a detailed description of the expenses of the Index Equity Portfolio and the Index Master Portfolio, see "Who Manages the Fund?"

The Board of Trustees of the Fund believes that the aggregate per share ex-penses of the Index Equity Portfolio and the Index Master Portfolio in which the Index Equity Portfolio's assets will be invested after its 1996 conversion to a feeder portfolio will be approximately equal to the expenses which the In-dex Equity Portfolio would incur if the Fund retained the services of an in-vestment adviser for the Index Equity Portfolio and the assets of the Index Eq-uity Portfolio were invested directly in the type of securities held by the In-dex Master Portfolio.

THE EXAMPLE SHOWN ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE IN-VESTMENT RETURN OR OPERATING EXPENSES. ACTUAL INVESTMENT RETURN AND OPERATING EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

What Are The Portfolios?
--------------------------------------------------------------------------------
                COMPASS CAPITAL FUNDS consists of 28 portfolios and has been structured to include many different investment styles so that investors may participate across multiple disciplines in order to seek their long-term financial goals.

                The Equity Portfolios of COMPASS CAPITAL FUNDS consist of nine investment portfolios that provide investors with a broad spectrum of investment alternatives within the equity sector. Six of these Portfolios invest primarily in U.S. stocks, two Portfolios invest in non-U.S. international stocks and one Portfolio invests in a combination of U.S. stocks and bonds.

                In certain investment cycles and over certain holding periods, an equity fund that invests according to a "value" style or a "growth" style may perform above or below the market. An in-vestment program that combines these multiple disciplines al-lows investors to select from among these various product op-tions in the way that most closely fits the individual's in-vestment goals and sentiments.

INVESTMENT      Each of the nine Compass Capital Equity Portfolios seeks to
OBJECTIVES      provide long-term Capital Appreciation.

                The Select Equity and Value Equity Portfolios pursue a second-ary objective of Current Income from dividends.

                The Balanced Portfolio pursues a secondary objective of Cur-rent Income from an allocation to fixed income securities.

                To meet its investment objective, each Portfolio employs a specific investment style, as described below.

What Are The Differences Among The Portfolios?
--------------------------------------------------------------------------------

        COMPASS                                                                      PERFORMANCE
     CAPITAL FUND              INVESTMENT STYLE             PORTFOLIO EMPHASIS        BENCHMARK*
Value Equity             Pursues equity securities     Stocks with price/earnings    Russell 1000
                         (defined as common stocks or  and price/book ratios at      Value Index
                         securities convertible into   time of purchase below
                         common stocks) which the      average for benchmark and
                         sub-adviser believes are      capitalization in excess of
                         undervalued. A security's     $1 billion.
                         earnings trend and its
                         dividend growth rate will
                         also be factors considered
                         in security selection.
Growth Equity            Pursues stocks with earnings  Stocks with growth rate       Russell 1000
                         growth potential. Emphasizes  estimates in excess of        Growth Index
                         stocks which the sub-adviser  average for benchmark and
                         considers to have favorable   capitalization in excess of
                         and above-average earnings    $1 billion.
                         growth prospects.
Small Cap Value Equity   Pursues small cap stocks      Stocks with price/earnings    Russell 2000
                         which the sub-adviser         and price/book ratios at      Index
                         believes are undervalued. A   time of purchase below
                         security's earnings trend     average for benchmark and
                         and its dividend growth rate  capitalization below $1
                         will also be factors          billion.
                         considered in security
                         selection.
Small Cap Growth Equity  Pursues small cap stocks      Stocks with growth rate       Russell 2000
                         with earnings growth          estimates in excess of        Growth Index
                         potential. Emphasizes small   average for benchmark and
                         cap stocks which the sub-     capitalization below $1
                         adviser considers to have     billion.
                         favorable and above-average
                         earnings growth prospects.
International Equity     Pursues non-dollar            Portfolio assets are          EAFE
                         denominated stocks of         primarily invested in
                         issuers in countries          international stocks.
                         included in the Morgan
                         Stanley Capital               Stocks with price/earnings
                         International Europe,         ratios below average for a
                         Australia and the Far East    security's home market or
                         Index ("EAFE"). Within this   stock exchange.
                         universe, a value style of
                         investing is employed to      Diversification across
                         select stocks which the sub-  countries, industry groups
                         adviser believes are          and companies with
                         undervalued. A security's     investment at all times in
                         earnings trend and its        at least three foreign
                         dividend growth rate will     countries.
                         also be factors considered
                         in security selection. The
                         sub-adviser will also
                         consider macroeconomic
                         factors such as the
                         prospects for relative
                         economic growth among
                         certain foreign countries,
                         expected levels of
                         inflation, government
                         policies influencing
                         business conditions and the
                         outlook for currency
                         relationships.

       COMPASS                                                                      PERFORMANCE
     CAPITAL FUND             INVESTMENT STYLE             PORTFOLIO EMPHASIS        BENCHMARK*
International Emerging  Pursues non-dollar            Portfolio assets are          MSCI
Markets                 denominated stocks of         primarily invested in stocks  Emerging
                        issuers in emerging country   of emerging market issuers.   Markets Free
                        markets (generally any                                      Index
                        country considered to be      Stocks with price/earnings
                        emerging or developing by     ratios below average for a
                        the World Bank, the           security's home market or
                        International Finance         stock exchange.
                        Corporation or the United
                        Nations). Within this         Ordinarily, stocks of
                        universe, a value style of    issuers in at least three
                        investing is employed to      emerging markets will be
                        select stocks which the sub-  held.
                        adviser believes are
                        undervalued. The sub-adviser
                        will also consider
                        macroeconomic factors such
                        as the prospects for
                        relative economic growth
                        among certain foreign
                        countries, expected levels
                        of inflation, government
                        policies influencing
                        business conditions and the
                        outlook for currency
                        relationships.
Select Equity           Combines value and growth     Similar sector weightings as  S&P 500
                        style as sub-adviser          benchmark, with over- or      Index
                        identifies market             under-weighting in
                        opportunity.                  particular securities within
                                                      those sectors.
Index Equity            Invests all of its assets     Holds substantially all of    S&P 500
                        directly or, after the 1996   the stocks of the S&P 500     Index
                        conversion, in the U.S.       Index in approximately the
                        Large Company Series (the     same proportions as they are
                        "Index Master Portfolio") of  represented in the Index.
                        The DFA Investment Trust
                        Company using a passive
                        investment style that
                        pursues the replication of
                        the S&P 500 Index return.
Balanced                Holds a blend of equity and   Maintains a minimum 25%       S&P 500 and
                        fixed income securities to    investment in fixed income    Salomon
                        deliver total return through  senior securities.            Broad
                        capital appreciation and                                    Investment
                        current income.                                             Grade Index

                        Equity Portion: Combines      Equity Portion:
                        value and growth style as     Similar sector weightings as
                        sub-adviser identifies        benchmark, with over- or
                        market opportunity.           under weighting in
                                                      particular securities within
                                                      those sectors.

                        Fixed Income Portion:         Fixed Income Portion:
                        Combines sector rotation and  Dollar--denominated
                        security selection across a   investment grade bonds,
                        broad universe of fixed       including U.S. Government,
                        income securities.            mortgage-backed, asset-
                                                      backed and corporate debt
                                                      securities.

* For more information on a Portfolio's benchmark, see the Appendix at the back of this Prospectus.

What Additional Investment Policies Apply?
--------------------------------------------------------------------------------

The discussion below applies to each of the Portfolios (and, with respect to the Index Equity Portfolio, its investment in the Index Master Portfolio) un-less otherwise noted.

EQUITY SECURITIES. During normal market conditions each Portfolio, except the Balanced Portfolio, will normally invest at least 80% of the value of its total assets in equity securities. The Portfolios will invest primarily in equity se-curities of U.S. issuers, except the International Equity and International Emerging Markets Portfolios, which will invest primarily in foreign issuers. Equity securities include common stock and preferred stock (including convert-ible preferred stock); bonds, notes and debentures convertible into common or preferred stock; stock purchase warrants and rights; equity interests in trusts and partnerships; and depositary receipts of companies.

ADRS, EDRS AND GDRS. Each Portfolio (other than the Index Master Portfolio) may invest in both sponsored and unsponsored American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs"), Global Depository Receipts ("GDRs") and other similar global instruments. ADRs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental De-pository Receipts, are receipts issued in Europe, typically by foreign banks and trust companies, that evidence ownership of either foreign or domestic un-derlying securities. GDRs are depository receipts structured like global debt issues to facilitate trading on an international basis. Unsponsored ADR, EDR and GDR programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information con-cerning the issuer may not be as current as for sponsored ADRs, EDRs and GDRs, and the prices of unsponsored ADRs, EDRs and GDRs may be more volatile than if such instruments were sponsored by the issuer. Investments in ADRs, EDRs and GDRs present additional investment considerations as described below under "In-ternational Portfolios."

OPTIONS AND FUTURES CONTRACTS. To the extent consistent with its investment ob-jective, each Portfolio (other than the Index Master Portfolio) may write cov-ered call options, buy put options, buy call options and write secured put op-tions for the purpose of hedging or earning additional income, which may be deemed speculative or, with respect to the International Equity and Interna-tional Emerging Markets Portfolios, cross-hedging. These options may relate to particular securities, financial instruments, foreign currencies, stock or bond indices or the yield differential between two securities, and may or may not be listed on a securities exchange and may or may not be issued by the Options Clearing Corporation. A Portfolio will not purchase put and call options where the aggregate premiums on outstanding options exceed 5% of its net assets at the time of purchase, and will not write options on more than 25% of the value of its net assets (measured at the time an option is written). Options trading is a highly specialized activity that entails greater than ordinary investment risks. In addition, unlisted options are not subject to the protections af-forded purchasers of listed options issued by the Options Clearing Corporation, which performs the obligations of its members if they default.

To the extent consistent with its investment objective, each Portfolio may also invest in futures contracts and options on futures contracts to commit funds awaiting investment in stocks or maintain cash liquidity or, except with re-spect to the Index Master Portfolio, for other hedging purposes. The value of a Portfolio's contracts may equal or exceed 100% of the Fund's total assets, al-though a Portfolio will not purchase or sell a futures contract unless immedi-ately afterwards the aggregate amount of margin deposits on its existing futures positions plus the amount of premiums paid for related futures options entered into for other than bona fide hedging purposes is 5% or less of its net assets.

Futures contracts obligate a Portfolio, at maturity, to take or make delivery of securities, the cash value of a securities index or a stated quantity of a foreign currency. A Portfolio may sell a futures contract in order to offset an expected decrease in the value of its portfolio positions that might otherwise result from a market decline or currency exchange fluctuation. A Portfolio may do so either to hedge the value of its securities portfolio as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. In addition, a Portfolio may utilize futures con-tracts in anticipation of changes in the composition of its holdings or in cur-rency exchange rates.

A Portfolio may purchase and sell call and put options on futures contracts traded on an exchange or board of trade. When a Portfolio purchases an option on a futures contract, it has the right to assume a position as a purchaser or a seller of a futures contract at a specified exercise price during the option period. When a Portfolio sells an option on a futures contract, it becomes ob-ligated to sell or buy a futures contract if the option is exercised. In con-nection with a Portfolio's position in a futures contract or related option, the Fund will create a segregated account of liquid high grade assets or will otherwise cover its position in accordance with applicable SEC requirements.

The primary risks associated with the use of futures contracts and options are
(a) the imperfect correlation between the change in market value of the instru-ments held by a Portfolio and the price of the futures contract or option; (b) possible lack of a liquid secondary market for a futures contract and the re-sulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; and (d) a sub-adviser's inability to predict correctly the direction of securities pric-es, interest rates, currency exchange rates and other economic factors. For further discussion of risks involved with domestic and foreign futures and op-tions, see Appendix B in the Statement of Additional Information.

The Fund intends to comply with the regulations of the Commodity Futures Trad-ing Commission exempting the Portfolios from registration as a "commodity pool operator."

LIQUIDITY MANAGEMENT. Pending investment, to meet anticipated redemption re-quests, or, in the case of all Portfolios except the Index Master Portfolio, as a temporary defensive measure if its sub-adviser determines that market condi-tions warrant, a Portfolio may also invest without limitation in high quality money market instruments. The Balanced Portfolio may also invest in these secu-rities in furtherance of its investment objective.

High quality money market instruments include U.S. government obligations, U.S. government agency obligations, dollar denominated obligations of foreign is-suers issued in the U.S., bank obligations, including U.S. subsidiaries and branches of foreign banks, corporate obligations, commercial paper, repurchase agreements and obligations of supranational organizations. Generally, such ob-ligations will mature within one year from the date of settlement, but may ma-ture within two years from the date of settlement. Under a repurchase agree-ment, a Portfolio agrees to purchase debt securities from financial institu-tions subject to the seller's agreement to repurchase them at an agreed upon time and price. Repurchase agreements are, in substance, loans. Default by or bankruptcy of a seller would expose a Portfolio to possible loss because of ad-verse market action, expenses and/or delays in connection with the disposition of the underlying obligations.

WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS. Each Portfolio (other than the Index Master Portfolio) may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transac-tions involve a commitment by a Portfolio to purchase or sell particular secu-rities with payment and delivery taking place at a future date (perhaps one or two months later), and permit a Portfolio to lock in a price or yield on a se-curity it owns or intends to purchase, regardless of future changes in interest rates. When-issued and forward commitment transactions involve the risk, howev-er, that the price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the securities delivery takes place. Each Portfolio's when-issued purchases and forward commitments are not expected to exceed 25% of the value of its total assets absent unusual mar-ket conditions. The Portfolios do not intend to engage in when-issued purchases and forward commitments for speculative purposes but only in furtherance of their investment objectives.

REVERSE REPURCHASE AGREEMENTS AND OTHER BORROWINGS. Each Portfolio is autho-rized to make limited borrowings. If the securities held by a Portfolio should decline in value while borrowings are outstanding, the net asset value of the Portfolio's outstanding shares will decline in value by proportionately more than the decline in value suffered by the Portfolio's securities. Borrowings may be made by the Balanced Portfolio through reverse repurchase agreements un-der which a Portfolio sells portfolio securities to financial institutions such as banks and broker-dealers and agrees to repurchase them at a particular date and price. The Balanced Portfolio may use the proceeds of reverse repurchase agreements to purchase other securities either maturing, or under an agreement to resell, on a date simultaneous with or prior to the expiration of the re-verse repurchase agreement. The Balanced Portfolio may utilize reverse repur-chase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the in-terest expense of the transaction. This use of reverse repurchase agreements may be regarded as leveraging and, therefore, speculative. Reverse repurchase agreements involve the risks that the interest income earned in the investment of the proceeds will be less than the interest expense, that the market value of the securities sold by the Balanced Portfolio may decline below the price of the securities the Portfolio is obligated to repurchase and that the securities may not be returned to the Portfolio. During the time a reverse repurchase agreement is outstanding, the Balanced Portfolio will main-tain a segregated account with the Fund's custodian containing cash, U.S. Gov-ernment or other appropriate liquid high-grade debt securities having a value at least equal to the repurchase price. A Portfolio's reverse repurchase agree-ments, together with any other borrowings, will not exceed, in the aggregate, 33 1/3% of the value of its total assets. In addition, whenever borrowings ex-ceed 5% of a Portfolio's total assets, the Portfolios (other than the Balanced Portfolio) will not make any investments.

INVESTMENT COMPANIES. In connection with the management of their daily cash po-sitions, the Portfolios (other than the Index Master Portfolio) may invest in securities issued by other investment companies which invest in short-term debt securities and which seek to maintain a $1.00 net asset value per share. The International Equity and International Emerging Markets Portfolios may purchase shares of investment companies investing primarily in foreign securities, in-cluding so-called "country funds." Country funds have portfolios consisting exclusively of securities of issuers located in one foreign country. The Index Equity Portfolio may also invest in Standard & Poor's Depository Receipts (SPDRs) and shares of other investment companies that are structured to seek a similar correlation to the performance of the S&P 500 Index. Securities of other investment companies will be acquired within limits prescribed by the In-vestment Company Act of 1940 (the "1940 Act"). As a shareholder of another in-vestment company, a Portfolio would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the expenses each bears directly in connection with its own operations.

SECURITIES LENDING. A Portfolio may seek additional income by lending securi-ties on a short-term basis. The securities lending agreements will require that the loans be secured by collateral in cash, U.S. Government securities or (ex-cept for the Index Master Portfolio) irrevocable bank letters of credit main-tained on a current basis equal in value to at least the market value of the loaned securities. A Portfolio may not make such loans in excess of 33 1/3% of the value of its total assets. Securities loans involve risks of delay in re-ceiving additional collateral or in recovering the loaned securities, or possi-bly loss of rights in the collateral if the borrower of the securities becomes insolvent.

ILLIQUID SECURITIES. No Portfolio will knowingly invest more than 15% (10% with respect to the Index Master Portfolio) of the value of its net assets in secu-rities that are illiquid. Variable and floating rate instruments that cannot be disposed of within seven days, and repurchase agreements and time deposits that do not provide for payment within seven days after notice, without taking a re-duced price, are subject to these limits. Each Portfolio may purchase securi-ties which are not registered under the Securities Act of 1933 (the "1933 Act") but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. Any such security will not be considered illiquid so long as it is determined by the adviser or sub-adviser, acting under guide-lines approved and monitored by the Board, that an adequate trading market ex-ists for that security. This investment practice could have the effect of in-creasing the level of illiquidity in a Portfolio during any period that quali-fied institutional buyers become uninterested in purchasing these restricted securities.

SMALL CAP GROWTH EQUITY AND SMALL CAP VALUE EQUITY PORTFOLIOS. Under normal market conditions, the Small Cap Growth Equity Portfolio and Small Cap Value Equity Portfolio will invest at least 90% (and in any event at least 65%) of their respective total assets in equity securities of smaller-capitalized orga-nizations (less than $1 billion at the time of purchase). These organizations will normally have limited product lines, markets and financial resources and will be dependent upon a limited management group.

INDEX EQUITY AND INDEX MASTER PORTFOLIOS. During normal market conditions, the Index Equity Portfolio and Index Master Portfolio (in which all of the assets of the Index Equity Portfolio will be invested after its 1996 conversion) in-vest at least 95% of the value of their total assets in securities included in the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"). The Index Master Portfolio intends to invest in all of the stocks that comprise the S&P 500 Index in approximately the same proportion as they are represented in the Index. These Portfolios will operate as index portfolios and, therefore, are not actively managed (through the use of economic, financial or market analysis), and adverse performance will ordinarily not result in the elimina-tion of a stock from the Portfolios. The Portfolios will remain fully invested in common stocks even when stock prices are generally falling. Ordinarily, portfolio securities will not be sold except to reflect additions or deletions of the stocks that comprise the S&P 500 Index, including mergers, reorganiza-tions and similar transactions and, to the extent necessary, to provide cash to pay redemptions of a Portfolio's shares. The investment performance of the In-dex Master Portfolio and the Index Equity Portfolio is expected to approximate the investment performance of the S&P 500 Index, which tends to be cyclical in nature, reflecting periods when stock prices generally rise or fall.

Neither the Index Equity Portfolio nor the Index Master Portfolio are spon-sored, endorsed, sold or promoted by S&P. S&P makes no representation or war-ranty, express or implied, to the owners of the Index Equity Portfolio or the Index Master Portfolio or any member of the public regarding the advisability of investing in securities generally or in the Index Equity Portfolio or the Index Master Portfolio particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Index Equity Portfolio or the Index Master Portfolio is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Index Equity Portfolio or the Index Master Portfolio. S&P has no obligation to take the needs of the In-dex Equity Portfolio or the Index Master Portfolio or their respective owners into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Index Equity Portfolio or the Index Master Portfolio or the timing of the issuance or sale of the Index Equity Portfolio or the In-dex Master Portfolio or in the determination or calculation of the equation by which the Index Equity Portfolio or the Index Master Portfolio is to be con-verted into cash. S&P has no obligation or liability in connection with the ad-ministration, marketing or trading of the Index Equity Portfolio or Index Mas-ter Portfolio.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 IN-DEX OR ANY DATA INCLUDED THEREIN, AND S&P SHALL HAVE NO LIABILITY FOR ANY ER-RORS, OMISSIONS OR INTERRUPTIONS THEREIN. S&P MAKES NO WAR-

RANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EX-PRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

INTERNATIONAL PORTFOLIOS. During normal market conditions, the International Equity Portfolio and International Emerging Markets Portfolio (the "Interna-tional Portfolios") will invest at least 90% (and in any event at least 65%) of their total assets in equity securities of foreign issuers. Investing in for-eign securities involves considerations not typically associated with investing in securities of companies organized and operated in the United States. Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, the value of a Portfolio that invests in foreign securities as measured in U.S. dollars will be affected favorably or unfavorably by changes in exchange rates.

A Portfolio's investments in foreign securities may also be adversely affected by changes in foreign political or social conditions, diplomatic relations, confiscatory taxation, expropriation, limitation on the removal of funds or as-sets, or imposition of (or change in) exchange control regulations. In addi-tion, changes in government administrations or economic or monetary policies in the U.S. or abroad could result in appreciation or depreciation of portfolio securities and could favorably or adversely affect a Portfolio's operations.

In general, less information is publicly available with respect to foreign is-suers than is available with respect to U.S. companies. Most foreign companies are also not subject to the uniform accounting and financial reporting require-ments applicable to issuers in the United States. While the volume of transac-tions effected on foreign stock exchanges has increased in recent years, it re-mains appreciably below that of the New York Stock Exchange. Accordingly, a Portfolio's foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities in U.S. companies. In addi-tion, there is generally less government supervision and regulation of securi-ties exchanges, brokers and issuers in foreign countries than in the United States.

The expense ratios of the International Equity and International Emerging Mar-kets Portfolios can be expected to be higher than those of Portfolios investing primarily in domestic securities. The costs attributable to investing abroad are usually higher for several reasons, such as the higher cost of investment research, higher cost of custody of foreign securities, higher commissions paid on comparable transactions on foreign markets and additional costs arising from delays in settlements of transactions involving foreign securities.

As stated, the International Emerging Markets Portfolio will invest its assets in countries with emerging economies or securities markets. These countries may include Argentina, Brazil,

Bulgaria, Chile, China, Colombia, The Czech Republic, Ecuador, Greece, Hungary, India, Israel, Lebanon, Malaysia, Mexico, Morocco, Peru, The Philippines, Po-land, Romania, Russia, South Africa, South Korea, Taiwan, Thailand, Tunisia, Turkey, Venezuela and Vietnam. Political and economic structures in many of these countries may be undergoing significant evolution and rapid development, and these countries may lack the social, political and economic stability char-acteristic of more developed countries. Some of these countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks de-scribed above, including the risks of nationalization or expropriation of as-sets, may be heightened. In addition, unanticipated political or social devel-opments may affect the value of investments in these countries and the avail-ability to the Portfolio of additional investments in emerging market coun-tries. The small size and inexperience of the securities markets in certain of these countries and the limited volume of trading in securities in these coun-tries may make investments in the countries illiquid and more volatile than in-vestments in Japan or most Western European countries. There may be little fi-nancial or accounting information available with respect to issuers located in certain emerging market countries, and it may be difficult as a result to as-sess the value or prospects of an investment in such issuers.

The International Equity Portfolio invests primarily in equity securities of issuers located in countries included in EAFE. Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Italy, Japan, Netherlands, New Zealand, Norway, Singapore, Malaysia, Spain, Sweden, Switzerland and the United Kingdom are currently included in EAFE.

The International Equity and International Emerging Markets Portfolios may use forward foreign currency exchange contracts to hedge against movements in the value of foreign currencies (including the European Currency Unit (ECU)) rela-tive to the U.S. dollar in connection with specific portfolio transactions or with respect to portfolio positions. A forward foreign currency exchange con-tract involves an obligation to purchase or sell a specified currency at a fu-ture date at a price set at the time of the contract. Foreign currency exchange contracts do not eliminate fluctuations in the values of portfolio securities but rather allow the Portfolio to establish a rate of exchange for a future point in time.

BALANCED PORTFOLIO. Fixed income securities purchased by the Balanced Portfolio may include domestic and dollar-denominated foreign debt securities, including bonds, debentures, notes, equipment lease and trust certificates, mortgage-re-lated and asset-backed securities, guaranteed investment contracts (GICs) and obligations issued or guaranteed by the U.S. Government or its agencies or in-strumentalities. These securities will be rated at the time of purchase within the four highest rating groups assigned by Moody's Investors Service, Inc. ("Moody's") or by Standard & Poor's Ratings Group ("S&P") or, if unrated, will be determined at the time of purchase to be of comparable quality by the sub-adviser. Securities rated "Baa" by Moody's or "BBB" by S&P, respectively, are generally considered to be investment grade although they have speculative characteristics. If a fixed income security is reduced below Baa by Moody's or BBB by S&P, the Portfolio's sub-adviser will dispose of the security in an or-derly fashion as soon as practicable. Investments in securities of foreign is-suers, which present additional invest-ment considerations as described above under "International Portfolios," will be limited to 5% of the Portfolio's total assets.

The market value of the Balanced Portfolio's investments in fixed income corpo-rate and other securities will change in response to changes in interest rates and the relative financial strength of each issuer. During periods of falling interest rates, the values of long-term fixed income securities generally rise. Conversely, during periods of rising interest rates the values of such securi-ties generally decline. Changes in the financial strength of an issuer or changes in the ratings of any particular security may also affect the value of these investments.

The Balanced Portfolio may purchase asset-backed securities (i.e., securities backed by mortgages, installment sale contracts, credit card receivables or other assets). The average life of asset-backed securities varies with the ma-turities of the underlying instruments which, in the case of mortgages, have maximum maturities of forty years. The average life of a mortgage-backed in-strument, in particular, is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of scheduled principal payments and mortgage prepayments. The rate of such mort-gage prepayments, and hence the life of the certificates, will be primarily a function of current market rates and current conditions in the relevant housing markets. The relationship between mortgage prepayment and interest rates may give some high-yielding mortgage-related securities less potential for growth in value than conventional bonds with comparable maturities. In addition, in periods of falling interest rates, the rate of mortgage prepayment tends to in-crease. During such periods, the reinvestment of prepayment proceeds by the Balanced Portfolio will generally be at lower rates than the rates that were carried by the obligations that have been prepaid. Because of these and other reasons, an asset-backed security's total return may be difficult to predict precisely. To the extent that the Balanced Portfolio purchases mortgage-related or mortgage-backed securities at a premium, mortgage prepayments (which may be made at any time without penalty) may result in some loss of the Balanced Port-folio's principal investment to the extent of premium paid.

Presently there are several types of mortgage-backed securities issued or guar-anteed by U.S. Government agencies, including guaranteed mortgage pass-through certificates, which provide the holder with a pro rata interest in the under-lying mortgages, and collateralized mortgage obligations ("CMOs"), which pro-vide the holder with a specified interest in the cash flow of a pool of under-lying mortgages or other mortgage-backed securities. Issuers of CMOS frequently elect to be taxed as a pass-through entity known as real estate mortgage in-vestment conduits, or REMICs. CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final distribution date. The relative payment rights of the various CMO classes may be structured in many ways. In most cases, however, payments of principal are applied to the CMO classes in the order of their respective stated maturities, so that no princi-pal payments will be made on a CMO class until all other classes having an ear-lier stated maturity date are paid in full. The classes may include accrual certificates (also known as "Z-Bonds"), which only accrue interest at a speci-fied rate until other specified classes have been retired and are converted thereafter to interest-paying securities. They may also include planned amorti-zation classes ("PACs") which generally require, within certain limits, that specified amounts of princi-pal be applied on each payment date, and generally exhibit less yield and mar-ket volatility than other classes.

The Balanced Fund may also purchase obligations issued or guaranteed by the U.S. Government and U.S. Government agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury. Others, such as those of the Export-Im-port Bank of the United States, are supported by the right of the issuer to borrow from the U.S. Treasury; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instru-mentalities if it is not obligated to do so by law. Certain U.S. Treasury and agency securities may be held by trusts that issue participation certificates (such as Treasury income growth receipts ("TIGRs") and certificates of accrual on Treasury certificates ("CATs")). The Balanced Portfolio may purchase these certificates and may also purchase Treasury receipts and other stripped securi-ties, which represent beneficial ownership interests in either future interest payments or the future principal payments on U.S. Government obligations. These instruments are issued at a discount to their "face value" and may (particu-larly in the case of stripped mortgage-backed securities) exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors.

The Balanced Portfolio may also purchase zero-coupon bonds (i.e., discount debt obligations that do not make periodic interest payments). Zero-coupon bonds are subject to greater market fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of inter-est.

To take advantage of attractive opportunities in the mortgage market and to en-hance current income, the Balanced Portfolio may enter into dollar roll trans-actions. A dollar roll transaction involves a sale by the Portfolio of a mort-gage-backed or other security concurrently with an agreement by the Portfolio to repurchase a similar security at a later date at an agreed-upon price. The securities that are repurchased will bear the same interest rate and stated ma-turity as those sold, but pools of mortgages collateralizing such securities may have different prepayment histories than those sold. During the period be-tween the sale and repurchase, the Portfolio will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for the Portfolio, and the income from these investments will generate income for the Portfolio. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of the Portfolio compared with what the performance would have been without the use of dollar rolls. At the time that the Portfolio enters into a dollar roll transaction, it will place in a segregated account maintained with its custodian cash, U.S. Government securities or other liquid high grade debt obligations having a value equal to the repurchase price (including accrued interest) and will sub-sequently monitor the account to ensure that its value is maintained. The Port-folio's dollar rolls, together with its reverse repurchase agreements and other borrowings, will not exceed, in the aggregate, 33 1/3% of the value of its to-tal assets.

Dollar roll transactions involve the risk that the market value of the securi-ties the Portfolio is required to purchase may decline below the agreed upon repurchase price of those securities. If the broker/dealer to whom the Portfo-lio sells securities becomes insolvent, the Portfolio's right to purchase or repurchase securities may be restricted and the instruments which the Portfolio is required to repurchase may be worth less than an instrument which the Port-folio originally held when the Portfolio is able to complete the purchase. Suc-cessful use of mortgage dollar rolls may depend upon a sub-adviser's ability to correctly predict interest rates and prepayments. There is no assurance that dollar rolls can be successfully employed.

PORTFOLIO TURNOVER RATES. Under normal market conditions, it is expected that the annual portfolio turnover rate for each Portfolio (including both the eq-uity and fixed income portions of the Balanced Portfolio in the aggregate) and for the Index Master Portfolio will not exceed 150%. A Portfolio's annual port-folio turnover rate will not, however, be a factor preventing a sale or pur-chase when the adviser or sub-adviser believes investment considerations war-rant such sale or purchase. Portfolio turnover may vary greatly from year to year as well as within a particular year. High portfolio turnover rates (i.e., over 100%) will generally result in higher transaction costs to a Portfolio.

What Are The Portfolios' Fundamental Investment Limitations?
--------------------------------------------------------------------------------
A Portfolio's (other than the Index Master Portfolio) investment objective and policies may be changed by the Fund's Board of Trustees without shareholder ap-proval. However, shareholders will be given at least 30 days notice before any such change. The investment objective of the Index Master Portfolio may not be changed without the approval of shareholders of that Portfolio. No assurance can be provided that a Portfolio will achieve its investment objective.

Each Portfolio has also adopted certain fundamental investment limitations that may be changed only with the approval of a "majority of the outstanding shares of a Portfolio" (as defined in the Statement of Additional Information). Sev-eral of the Portfolios' fundamental investment policies, which are set forth in full in the Statement of Additional Information, are summarized below.

No Portfolio may:

(1) purchase securities (except U.S. Government securities and related repur-chase agreements) if more than 5% of its total assets will be invested in the securities of any one issuer, except that up to 25% of a Portfolio's total assets may be invested without regard to this 5% limitation;

(2) subject to the foregoing 25% exception (other than with respect to the In-dex Master Portfolio), purchase more than 10% of the outstanding voting se-curities of any issuer;

(3) invest 25% or more of its total assets in one or more issuers conducting their principal business activities in the same industry; and

(4) borrow money in amounts over one-third of the value of its total assets at the time of such borrowing.

These investment limitations are applied at the time investment securities are purchased. Notwithstanding the investment limitations, the Index Equity Portfo-lio may invest all of its assets in shares of an open-end management investment company with substantially the same investment objective, policies and limita-tions of that Portfolio.

In order to permit the sale of its shares in certain states, the Fund may make commitments more restrictive than the investment policies and limitations de-scribed in this Prospectus. If the Fund determines that any commitment is no longer in the best interests of a Portfolio, it will revoke the commitment by terminating sales of shares of the Portfolio in the state involved.

Who Manages The Fund?
--------------------------------------------------------------------------------

BOARD OF TRUSTEES
                The business and affairs of the Fund and of The DFA Investment Trust Company (in which the assets of the Fund's Index Equity Portfolio will be invested after its 1996 conversion) are man-aged under the direction of their separate Boards of Trustees. The following individuals were elected by shareholders on Jan-uary 4, 1996 to serve as trustees of Compass Capital Funds:

                 William O. Albertini--Executive Vice President and Chief Fi-nancial Officer of Bell Atlantic Corporation.

                 Raymond J. Clark--Treasurer of Princeton University.

                 Robert M. Hernandez--Vice Chairman and Chief Financial Offi-cer of USX Corporation.

                 Anthony M. Santomero--Deputy Dean of The Wharton School, Uni-versity of Pennsylvania.

                 David R. Wilmerding, Jr.--President of Gates, Wilmerding, Carper & Rawlings, Inc.

                The Statement of Additional Information furnishes additional information about the trustees and officers of both the Fund and The DFA Investment Trust Company.

ADVISER AND     The Adviser to COMPASS CAPITAL FUNDS is PNC Asset Management
SUB-ADVISERS    Group ("PAMG"), except with respect to the Index Equity Port-
                folio. Each of the Portfolios within the Compass Capital Fund family is managed by a specialized portfolio manager who is a member of one of PAMG's portfolio management subsidiaries.

                The Portfolios (other than the Index Equity Portfolio) and their investment sub-advisers and portfolio managers are as follows:

                           INVESTMENT
COMPASS CAPITAL PORTFOLIO  SUB-ADVISER          PORTFOLIO MANAGER
-------------------------  ----------- ------------------------------------
Value Equity                PCM(/1/)   Earl J. Gaskins; Vice President of
                                       PCM since 1985; Portfolio co-manager
                                       since 1994.
                                       Benedict E. Capaldi; Vice President
                                       of PCM since 1995; prior to joining
                                       PCM, Senior Vice President and
                                       portfolio manager with Radnor
                                       Capital Management, President of
                                       Chestnut Hill Advisors, Inc. and
                                       Managing Director of Brandywine
                                       Asset Management, Inc.; Portfolio
                                       co-manager since 1995.

                                INVESTMENT
  COMPASS CAPITAL PORTFOLIO     SUB-ADVISER          PORTFOLIO MANAGER
  -------------------------     ----------- ------------------------------------
Growth Equity                    PEAC(/2/)  Robert K. Urquhart; Managing
                                            Director of PEAC's Large Cap Growth
                                            Equity Investments area since 1995;
                                            prior to joining PEAC, Chief
                                            Investment Officer and partner of
                                            Cole Financial Group, Inc., a
                                            partner of Seacliff Holdings, Inc.
                                            and of RCM Capital Management;
                                            Portfolio manager since 1995.
Small Cap Value Equity            PCM(/1/)  Susan D. Menzies; Vice President of
                                            PCM since 1985; Portfolio manager
                                            since 1994.
Small Cap Growth Equity          PEAC(/2/)  William J. Wykle; investment manager
                                            with PEAC since 1995; investment
                                            manager with PNC Bank, National
                                            Association from 1986 to 1995;
                                            Portfolio manager since its
                                            inception.
International Equity              PCM(/1/)  William George Greig; Vice President
                                            of PCM; prior to joining PCM,
                                            Managing Partner of Akamai
                                            International, Investment Director
                                            of The Framlington Group and
                                            Research Director with Pilgrim
                                            Baxter & Associates; Portfolio
                                            manager since 1995.
International Emerging Markets    PCM(/1/)  William George Greig (see above);
                                            Portfolio manager since its
                                            inception.
Select Equity                     PCM(/1/)  Daniel B. Eagan; portfolio manager
                                            with PCM since 1995; director of
                                            investment strategy at PAMG during
                                            1995; portfolio manager with PEAC
                                            during 1995; Portfolio manager since
                                            1995.

                               INVESTMENT
COMPASS CAPITAL PORTFOLIO      SUB-ADVISER              PORTFOLIO MANAGER
-------------------------  ------------------- ------------------------------------
Balanced                   PCM and             Daniel B. Eagan (see above);
                           BlackRock(/1/)(/3/) Portfolio co-manager since 1994.
                                               Robert S. Kapito; Vice Chairman of
                                               BlackRock since 1988; Portfolio co-
                                               manager since 1995.
                                               Keith T. Anderson; Managing Director
                                               and co-chair of Portfolio Management
                                               Group and Investment Strategy
                                               Committee of BlackRock since 1988;
                                               Portfolio co-manager since 1995.

(1) Provident Capital Management, Inc. ("PCM") has its primary offices at 1700 Market Street, 27th Floor, Philadelphia, PA 19103.
(2) PNC Equity Advisors Company ("PEAC") has its primary offices at 1835 Market Street, 15th Floor, Philadelphia, PA 19103.
(3) BlackRock Financial Management, Inc. ("BlackRock") has its primary offices at 345 Park Avenue, New York, New York 10154.

                PAMG was organized in 1994 to perform advisory services for investment companies, and has its principal offices at 1835 Market Street, Philadelphia, Pennsylvania 19103. PAMG is an indirect wholly-owned subsidiary of PNC Bank Corp., a multi-bank holding company.

                PNC Institutional Management Corporation ("PIMC") and PEAC, will serve as adviser and sub-adviser, respectively, to the Index Equity Portfolio until its 1996 conversion. The princi-pal business address of PIMC is 400 Bellevue Parkway, Wilming-ton, Delaware 19809.

                For their investment advisory and sub-advisory services, PAMG, PIMC and the Portfolios' sub-advisers are entitled to fees, computed daily on a Portfolio-by-Portfolio basis and payable monthly, at the maximum annual rates set forth below. As stated under "What Are the Expenses of the Portfolios?" PAMG, PIMC and the sub-advisers intend to waive a portion of their fees during the current fiscal year. All sub-advisory fees are paid by PAMG and PIMC, and do not represent an extra charge to the Portfolios.

 MAXIMUM ANNUAL CONTRACTUAL FEE RATE FOR EACH PORTFOLIO EXCEPT THE INDEX EQUITY
          PORTFOLIO AND THE INTERNATIONAL PORTFOLIOS (BEFORE WAIVERS)

AVERAGE DAILY NET         INVESTMENT  SUB-ADVISORY
ASSETS                   ADVISORY FEE     FEE
-----------------        ------------ ------------
first $1 billion             .55%         .40%
$1 billion--$2 billion       .50          .35
$2 billion--$3 billion       .475         .325
greater than $3 billion      .45          .30

   MAXIMUM ANNUAL CONTRACTUAL FEE RATE FOR THE INTERNATIONAL EQUITY PORTFOLIO
                                (BEFORE WAIVERS)

AVERAGE DAILY NET         INVESTMENT  SUB-ADVISORY
ASSETS                   ADVISORY FEE     FEE
-----------------        ------------ ------------
first $1 billion             .75%         .60%
$1 billion--$2 billion       .70          .55
$2 billion--$3 billion       .675         .525
greater than $3 billion      .65          .50

   MAXIMUM ANNUAL CONTRACTUAL FEE RATE FOR THE INTERNATIONAL EMERGING MARKETS
                           PORTFOLIO (BEFORE WAIVERS)

                           INVESTMENT  SUB-ADVISORY
AVERAGE DAILY NET ASSETS  ADVISORY FEE     FEE
------------------------  ------------ ------------
first $1 billion             1.25%        1.10%
$1 billion--$2 billion       1.20         1.05
$2 billion--$3 billion       1.155        1.005
greater than $3 billion      1.10          .95

              For its advisory services to the Index Equity Portfolio, PIMC is entitled to advisory fees, computed daily and payable monthly, at the annual rate of .20% of the Portfolio's average daily net assets. As sub-adviser to the Index Equity Portfolio, PEAC is entitled to receive from PIMC a fee, computed daily and payable monthly, at the annual rate of .15% of the Portfolio's average daily net assets. The Portfolio will no longer pay advisory fees to PIMC after its 1996 conversion.

              Although the advisory fee rate payable by the International Emerging Markets Portfolio is higher than the rate payable by mutual funds investing in domestic securities, the Fund believes it is comparable to the rates paid by many other funds with sim-ilar investment objectives and policies and is appropriate for the Portfolio in light of its investment objective and policies.

                For their last fiscal year the Portfolios paid investment ad-visory fees at the following annual rates (expressed as a per-centage of average daily net assets) after voluntary fee waiv-ers: Value Equity Portfolio, .44%; Growth Equity Portfolio, .40%; Small Cap Value Equity Portfolio, .50%; Small Cap Growth Equity Portfolio, .45%; International Equity Portfolio, .60%; International Emerging Markets Portfolio, 1.04%; Select Equity Portfolio, .40%; Index Equity Portfolio, .05%; and Balanced Portfolio, .40%.

                Brokerage transactions for the Portfolios may be directed through registered broker/dealers who have entered into dealer agreements with Compass Capital's distributor, subject to the requirements of best execution.

ADVISER TO      Dimensional Fund Advisors, Inc. ("DFA"), located at 1299 Ocean
INDEX MASTER    Avenue, 11th Floor, Santa Monica, CA 90401, serves as invest-
PORTFOLIO       ment adviser to the Index Master Portfolio.

                DFA was organized in May 1981 and is engaged in the business of providing investment management services to institutional investors. DFA's assets under management totalled approxi-mately $13 billion at October 31, 1995. David G. Booth and Rex
                A. Sinquefield, both of whom are trustees and officers of The DFA Investment Trust Company and directors and officers of DFA, together own approximately 61% of DFA's outstanding stock and may be deemed controlling persons of DFA.

                Investment decisions for the Index Master Portfolio are made by the Investment Committee of DFA which meets on a regular basis and also as needed to consider investment issues. The Investment Committee is composed of certain officers and di-rectors of DFA who are elected annually. DFA provides the In-dex Master Portfolio with a trading department and selects brokers and dealers to effect securities transactions.

                For the investment advisory services provided to the Index Master Portfolio under the advisory agreement, DFA is entitled to receive a fee at the annual rate of .025% of the Index Mas-ter Portfolio's average daily net assets. For the Index Master Portfolio's fiscal year ended November 30, 1995, DFA received a fee for its investment advisory services which, on an annual basis, equaled .025% of the Index Master Portfolio's average daily net assets.

ADMINISTRATORSCompass Capital Group, Inc. ("CCG"), PFPC Inc. ("PFPC") and Com-
              pass Distributors, Inc. ("CDI") (the "Administrators") serve as the Fund's co-administrators. CCG and PFPC are indirect wholly-owned subsidiaries of PNC Bank Corp. CDI is a wholly-owned sub-sidiary of Provident Distributors, Inc. ("PDI"). A majority of the outstanding stock of PDI is owned by its officers and the remaining outstanding stock is owned by Pennsylvania Merchant Group Ltd.

              The Administrators generally assist the Fund in all aspects of its administration and operation, including matters relating to the maintenance of financial records and fund accounting. As compensation for these services, CCG is entitled to receive a fee, computed daily and payable monthly, at an annual rate of .03% of each Portfolio's average daily net assets, and PFPC and CDI are entitled to receive a combined fee, computed daily and payable monthly, at an annual rate of .20% of the first $500 million of each Portfolio's average daily net assets, .18% of the next $500 million of each Portfolio's average daily net as-sets, .16% of the next $1 billion of each Portfolio's average daily net assets and .15% of each Portfolio's average daily net assets in excess of $2 billion. From time to time the Adminis-trators may waive some or all of their administration fees from a Portfolio. PFPC serves as the administrative services, divi-dend disbursing and transfer agent to the Index Master Portfo-lio, for which PFPC will be entitled to compensation at the an-nual rate of .015% of the Index Master Portfolio's average daily net assets (after the Index Equity Portfolio's 1996 conversion).

              For information about the operating expenses the Portfolios ex-pect to pay for the current fiscal year, see "What Are the Ex-penses of the Portfolios?"

TRANSFER      PNC Bank serves as the Portfolios' custodian and PFPC serves as
AGENT,        their transfer agent and dividend disbursing agent.
DIVIDEND
DISBURSING
AGENT AND
CUSTODIAN


DISTRIBUTION
AND SERVICE
PLAN
              Under the Fund's Distribution and Service Plan (the "Plan"), In-vestor C Shares of the Portfolios bear the expense of payments ("distribution fees") made to CDI, as the Fund's distributor (the "Distributor"), or affiliates of PNC Bank, National Associ-ation ("PNC Bank") for distribution and sales support services. The distribution fees will be used primarily to compensate the Distributor for distribution services and to compensate the Dis-tributor and PNC Bank affiliates for sales support services pro-vided in connection with the offering and sale of Investor C Shares. The distribution fees may also be used to reimburse the Distributor and PNC Bank affiliates for related expenses, in-cluding payments to brokers, dealers, financial institutions and industry professionals

                ("Service Organizations") for sales support services and re-lated expenses. Distribution fees payable under the Plan will not exceed .75% (annualized) of the average daily net asset value of each Portfolio's outstanding Investor C Shares. Pay-ments under the Plan are not tied directly to out-of-pocket expenses and therefore may be used by the recipients as they choose (for example, to defray their overhead expenses).

                Under the Plan, the Fund intends to enter into service agree-ments with Service Organizations (including PNC Bank and its affiliates) with respect to Investor C Shares pursuant to which Service Organizations will render certain support serv-ices to their customers who are the beneficial owners of In-vestor C Shares. In consideration for a shareholder servicing fee of up to .25% (annualized) of the average daily net asset value of Investor C Shares owned by their customers, Service Organizations may provide one or more of the following servic-es: responding to customer inquiries relating to the services performed by the Service Organization and to customer inqui-ries concerning their investments in Investor C Shares; pro-viding information periodically to customers showing their po-sitions in Investor C Shares; and other similar shareholder liaison services. In consideration for a separate shareholder processing fee of up to .15% (annualized) of the average daily net asset value of Investor C Shares owned by their customers, Service Organizations may provide one or more of these addi-tional services to such customers: processing purchase and re-demption requests from customers and placing orders with the Fund's transfer agent or the Distributor; processing dividend payments from the Fund on behalf of customers; providing sub-accounting with respect to Investor C Shares beneficially owned by customers or the information necessary for sub-ac-counting; and other similar services.

                Service Organizations may charge their clients additional fees for account services. Customers who are beneficial owners of Investor C Shares should read this Prospectus in light of the terms and fees governing their accounts with Service Organiza-tions.

                The Glass-Steagall Act and other applicable laws, among other things, prohibit banks from engaging in the business of under-writing securities. It is intended that the services provided by Service Organizations under their service agreements will not be prohibited under these laws. However, state securities laws may differ from the interpretations of Federal law on this issue, and banks and financial institutions may be re-quired to register as dealers pursuant to state law.

EXPENSES Expenses are deducted from the total income of each Portfolio before dividends and distributions are paid. Expenses include, but are not limited to, fees paid to the investment adviser and the Administrators, transfer agency and custodian fees, trustee fees, taxes, interest, professional fees, shareholder servicing and processing fees, fees and expenses in registering and quali-fying the Portfolios and their shares for distribution under Federal and state securities laws, expenses of preparing pro-spectuses and statements of additional information and of print-ing and distributing prospectuses and statements of additional information to existing shareholders, expenses relating to shareholder reports, shareholder meetings and proxy solicita-tions, insurance premiums, the expense of independent pricing services, and other expenses which are not expressly assumed by PAMG or the Fund's service providers under their agreements with the Fund. Any general expenses of the Fund that do not belong to a particular investment portfolio will be allocated among all investment portfolios by or under the direction of the Board of Trustees in a manner the Board determines to be fair and equita-ble.

What Pricing Options Are Available To Investors?
--------------------------------------------------------------------------------

                The Equity Portfolios of Compass Capital Funds offer different pricing options to investors in the form of different share classes. The Investor C Share pricing option is described be-low:

                C SHARES (LEVEL LOAD)

                . Contingent deferred sales charge (CDSC) of 1.00% if shares are redeemed within 18 months of purchase

 Investor C Shares of all Portfolios:

                                         C SHARES
  Maximum Front-End Sales Charge          0.00%
  12b-1 Fee                               0.75%
  CDSC (Redemption Charge)                1.00%
                                  (If redeemed within 18
                                    months of purchase)

                The Fund also offers two additional pricing options for shares of the Portfolios--Investor A Shares (which are sold with a front-end sales load) and Investor B Shares (which are subject to a back-end load if redeemed within six years of purchase). C Shares may make sense for shorter term (relative to both B and A Shares) investors who prefer to pay for professional in-vestment advice on an ongoing basis (asset-based sales charge) rather than with a traditional, one-time front-end sales charge. Such investors may plan to make substantial redemp-tions within 6 years of purchase. For more information on A Shares and B Shares of the Portfolios, call (800) 441-7762.

                Investors wishing to purchase shares of the Portfolios may do so either by mailing the investment application attached to this Prospectus along with a check or by wiring money as spec-ified below.

How Are Shares Purchased?
--------------------------------------------------------------------------------

GENERAL. Initial and subsequent purchase orders may be placed through securi-ties brokers, dealers or financial institutions ("brokers"), or the transfer agent. Generally, individual investors will purchase Investor C Shares through a broker who will then transmit the purchase order directly to the transfer agent.

The minimum investment for the initial purchase of shares is $500; there is a $100 minimum for subsequent investments. Purchases through the Automatic In-vestment Plan described below are subject to a lower initial purchase minimum. In addition, the minimum initial investment for employees of the Fund, the Fund's investment adviser, sub-advisers, Distributor or transfer agent or em-ployees of their affiliates is $100.

PURCHASES THROUGH BROKERS. Shares may be purchased through brokers which have entered into dealer agreements with the Distributor. Purchase orders received by a broker and transmitted to the transfer agent before the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time) on a Business Day will be effected at the net asset value determined that day, plus any applicable sales charge. Payment for an order may be made by the broker in Federal funds or other funds immediately available to the Portfolios' custodian no later than 4:00 p.m. (Eastern time) on the third Business Day following re-ceipt of the purchase order.

It is the responsibility of brokers to transmit purchase orders and payment on a timely basis. If payment is not received within the period described above, the order will be canceled, notice thereof will be given, and the broker and its customers will be responsible for any loss to the Fund or its shareholders. Orders of less than $500 may be mailed by a broker to the transfer agent.

PURCHASES THROUGH THE TRANSFER AGENT. Investors may also purchase Investor C Shares by completing and signing the Account Application Form and mailing it to the transfer agent, together with a check in at least the minimum initial pur-chase amount payable to Compass Capital Funds. An Account Application Form may be obtained by calling (800) 441-7762. The name of the Portfolio with respect to which shares are purchased must also appear on the check or Federal Reserve Draft. Investors may also wire Federal funds in connection with the purchase of shares. The wire instructions must include the name of the Portfolio, specify the class of Investor Shares and include the name of the account registration and the shareholder account number. Before wiring any funds, an investor must call PFPC at (800) 441-7762 in order to confirm the wire instructions. Purchase orders which are received by PFPC, together with payment, before the close of regular trading hours on the New York Stock Exchange (currently 4:00 p.m. East-ern time) on any Business Day (as defined below) are priced at the applicable net asset value next determined on that day.

OTHER PURCHASE INFORMATION. Shares of each Portfolio are sold on a continuous basis by CDI as the Distributor. CDI maintains its principal offices at 259 Radnor-Chester Road, Suite 120, Radnor, Pennsylvania 19087. Purchases may be effected on weekdays on which both the New York Stock Exchange and the Federal Reserve Bank of Philadelphia are open for business (a "Business Day"). Payment for orders which are not received or accepted will be returned after prompt in-quiry. The issuance of shares is recorded on the books of the Fund. No certifi-cates will be issued for shares. Payments for shares of a Portfolio may, in the discretion of the Fund's investment adviser, be made in the form of securities that are permissible investments for that Portfolio. Compass Capital reserves the right to reject any purchase order or to waive the minimum initial invest-ment requirement.

How Are Shares Redeemed?
--------------------------------------------------------------------------------

REDEMPTION. Shareholders may redeem their shares for cash at any time. A writ-ten redemption request in proper form must be sent directly to Compass Capital Funds c/o PFPC, P.O. Box 8907, Wilmington, Delaware 19899-8907. Except for the contingent deferred sales charge that may be charged with respect to Investor C Shares, there is no charge for a redemption. Shareholders may also place re-demption requests through a broker or other institution, which may charge a fee for this service.

WHEN REDEEMING SHARES IN THE PORTFOLIOS, SHAREHOLDERS SHOULD INDICATE THAT THEY ARE REDEEMING INVESTOR C SHARES. If a redeeming shareholder owns both Investor A Shares and Investor B or Investor C Shares in the same Portfolio, the In-vestor A Shares will be redeemed first unless the shareholder indicates other-wise.

Except as noted below, a request for redemption must be signed by all persons in whose names the shares are registered. Signatures must conform exactly to the account registration. If the proceeds of the redemption would exceed $25,000, or if the proceeds are not to be paid to the record owner at the rec-ord address, or if the shareholder is a corporation, partnership, trust or fi-duciary, signature(s) must be guaranteed by any eligible guarantor institution. Eligible guarantor institutions generally include banks, broker/dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations.

Generally, a properly signed written request with any required signature guar-antee is all that is required for a redemption. In some cases, however, other documents may be necessary. Additional documentary evidence of authority is re-quired by PFPC in the event redemption is requested by a corporation, partner-ship, trust, fiduciary, executor or administrator.

EXPEDITED REDEMPTIONS. If a shareholder has given authorization for expedited redemption, shares can be redeemed by telephone and the proceeds sent by check to the shareholder or by Federal wire transfer to a single previously desig-nated bank account. Once authorization is on file, PFPC will honor requests by any person by telephone at (800) 441-7762 (in Delaware call collect (302) 791-
1194) or other means. The minimum amount that may be sent by check is $500, while the minimum amount that may be wired is $10,000. The Fund reserves the right to change these minimums or to terminate these redemption privileges. If the proceeds of a redemption would exceed $25,000, the redemption request must be in writing and will be subject to the signature guarantee requirement de-scribed above. During periods of substantial economic or market change, tele-phone redemptions may be difficult to complete. Redemption requests may also be mailed to PFPC at P.O. Box 8907, Wilmington, Delaware 19899-8907.

The Fund is not responsible for the efficiency of the Federal wire system or the shareholder's firm or bank. The Fund does not currently charge for wire transfers. The shareholder is responsible for any charges imposed by the share-holder's bank. To change the name of the single designated bank account to re-ceive wire redemption proceeds, it is necessary to send a written request (with a guaranteed signature as described above) to Compass Capital Funds c/o PFPC, P.O. Box 8907, Wilmington, Delaware 19899-8907.

The Fund reserves the right to refuse a telephone redemption if it believes it advisable to do so. The Fund, the Administrators and the Distributor will em-ploy reasonable procedures to confirm that instructions communicated by tele-phone are genuine. The Fund, the Administrators and the Distributor will not be liable for any loss, liability, cost or expense for acting upon telephone in-structions reasonably believed to be genuine.

ACCOUNTS WITH LOW BALANCES. The Fund reserves the right to redeem a sharehold-er's account in any Portfolio at any time the net asset value of the account in such Portfolio falls below the minimum initial investment requirement amount as the result of a redemption or an exchange request. A shareholder will be noti-fied in writing that the value of the shareholder's account in a Portfolio is less than the required amount and will be allowed 30 days to make additional investments before the redemption is processed.

PAYMENT OF REDEMPTION PROCEEDS. The redemption price for shares is their net asset value per share next determined after the request for redemption is re-ceived in proper form by Compass Capital Funds c/o PFPC, P.O. Box 8907, Wil-mington, Delaware 19899-8907. Proceeds from the redemption of Investor C Shares will be reduced by the amount of any applicable contingent deferred sales charge. Unless another payment option is used as described above, payment for redeemed shares is normally made by check mailed within seven days after ac-ceptance by PFPC of the request and any other necessary documents in proper or-der. Payment may, however, be postponed or the right of redemption suspended as provided by the rules of the SEC. If the shares to be redeemed have been re-cently purchased by check, the Fund's transfer agent may delay the payment of redemption proceeds, which may be a period of up to 15 days after the purchase date, pending a determination that the check has cleared.

The Fund may also suspend the right of redemption or postpone the date of pay-ment upon redemption for such periods as are permitted under the 1940 Act, and may redeem shares involuntarily or make payment for redemption in securities or other property when determined appropriate in light of the Fund's responsibili-ties under the 1940 Act. See "Purchase and Redemption Information" in the Statement of Additional Information for examples of when such redemption might be appropriate.

What Are The Shareholder Features Of The Fund?
--------------------------------------------------------------------------------

COMPASS CAPITAL FUNDS offers shareholders many special features which enable an investor to have greater investment flexibility as well as greater access to information about the Fund throughout the investment period.

Additional information on each of these features is available from PFPC by calling (800) 441-7762 (in Delaware call collect (302) 791-1194).

EXCHANGE PRIVILEGE. Investor C Shares of each Portfolio may be exchanged for Investor C Shares of other portfolios of the Fund which offer that class of shares, based on their respective net asset values.

The exchange of Investor C Shares will not be subject to a CDSC, which will continue to be measured from the date of the original purchase and will not be affected by exchanges.

A shareholder wishing to make an exchange may do so by sending a written re-quest to PFPC at the address given above. Shareholders are automatically pro-vided with telephone exchange privileges when opening an account, unless they indicate on the Application that they do not wish to use this privilege. To add this feature to an existing account that previously did not provide this op-tion, a Telephone Exchange Authorization Form must be filed with PFPC. This form is available from PFPC. Once this election has been made, the shareholder may simply contact PFPC by telephone at (800) 441-7762 (in Delaware call col-lect (302) 791-1194) to request the exchange. During periods of substantial economic or market change, telephone exchanges may be difficult to complete and shareholders may have to submit exchange requests to PFPC in writing.

If the exchanging shareholder does not currently own shares of the investment portfolio whose shares are being acquired, a new account will be established with the same registration, dividend and capital gain options and broker of record as the account from which shares are exchanged, unless otherwise speci-fied in writing by the shareholder with all signatures guaranteed by an eligi-ble guarantor institution as defined above. In order to participate in the Au-tomatic Investment Program or establish a Systematic Withdrawal Plan for the new account, however, an exchanging shareholder must file a specific written request.

Any share exchange must satisfy the requirements relating to the minimum ini-tial investment requirement, and must be legally available for sale in the state of the investor's residence. For Federal income tax purposes, a share ex-change is a taxable event and, accordingly, a capital gain or loss may be real-ized. Before making an exchange request, shareholders should consult a tax or other financial adviser and should consider the investment objective, policies and restrictions of the investment portfolio into which the shareholder is mak-ing an exchange, as set forth in the applicable Prospectus. Brokers may charge a fee for handling exchanges.

The Fund reserves the right to modify or terminate the exchange privilege at any time. Notice will be given to shareholders of any material modification or termination except where notice is not required.

The Fund reserves the right to reject any telephone exchange request. Telephone exchanges may be subject to limitations as to amount or frequency, and to other restrictions that may be established from time to time to ensure that exchanges do not operate to the disadvantage of any portfolio or its shareholders. The Fund, the Administrators and the Distributor will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund, the Administrators and the Distributor will not be liable for any loss, liabil-ity, cost or expense for acting upon telephone instructions reasonably believed to be genuine. Exchange orders may also be sent by mail to the shareholder's broker or to PFPC at P.O. Box 8907, Wilmington, Delaware 19899-8907.

AUTOMATIC INVESTMENT PLAN ("AIP"). An investor in shares of any Portfolio may arrange for periodic investments in that Portfolio through automatic deductions from a checking or savings account by completing the AIP Application Form which may be obtained from PFPC. The minimum pre-authorized investment amount is $50.

RETIREMENT PLANS. Portfolio shares may be purchased in conjunction with indi-vidual retirement accounts ("IRAs") and rollover IRAs where PNC Bank or any of its affiliates acts as custodian. For further information as to applications and annual fees, contact the Distributor. To determine whether the benefits of an IRA are available and/or appropriate, a shareholder should consult with a tax adviser.

SYSTEMATIC WITHDRAWAL PLAN ("SWP"). The Fund offers a Systematic Withdrawal Plan which may be used by investors who wish to receive regular distributions from their accounts. Upon commencement of the SWP, the account must have a cur-rent value of $10,000 or more in a Portfolio. Shareholders may elect to receive automatic cash payments of $100 or more either monthly, every other month, quarterly, three times a year, semi-annually, or annually. Automatic withdraw-als are normally processed on the 25th day of the applicable month or, if such day is not a Business Day, on the next Business Day and are paid promptly thereafter. An investor may utilize the SWP by completing the SWP Application Form which may be obtained from PFPC.

Shareholders should realize that if withdrawals exceed income dividends their invested principal in the account will be depleted. To participate in the SWP, shareholders must have their dividends automatically reinvested. Shareholders may change or cancel the SWP at any time, upon written notice to PFPC. No con-tingent deferred sales charge will be assessed on redemptions of Investor C Shares made through the SWP that do not exceed 12% of an account's net asset value on an annualized basis. For example, monthly, quarterly and semi-annual SWP redemptions of Investor C Shares will not be subject to the CDSC if they do not exceed 1%, 3% and 6%, respectively, of an account's net asset value on the redemption date. SWP redemptions of Investor C Shares in excess of this limit are still subject to the applicable CDSC.

What Sales Charge And Exemptions Apply To Investor C Shares?
--------------------------------------------------------------------------------

PURCHASES OF INVESTOR C SHARES. Investor C Shares are subject to a deferred sales charge of 1.00% based on the lesser of the net asset value of the In-vestor C Shares on the purchase date or redemption date if redeemed within eighteen months after purchase. Brokers will receive commissions from the Dis-tributor in connection with sales of Investor C Shares. These commissions may be different than the reallowances or placement fees paid to dealers in connec-tion with sales of Investor A Shares and Investor B shares.

EXEMPTIONS FROM THE CONTINGENT DEFERRED SALES CHARGE. The contingent deferred sales charge on Investor C Shares is not charged in connection with: (1) ex-changes described in "What Are the Shareholder Features of the Fund?--Exchange Privilege;" (2) redemptions made in connection with minimum required distribu-tions from IRA, 403(b)(7) and Qualified Plan accounts due to the shareholder reaching age 70 1/2; (3) redemptions in connection with a shareholder's death or disability (as defined in the Internal Revenue Code) subsequent to the pur-chase of Investor C Shares; (4) involuntary redemptions of Investor C Shares in accounts with low balances as described in "How Are Shares Redeemed?"; and (5) redemptions made pursuant to the Systematic Withdrawal Plan, subject to the limitations set forth above under "What Are the Shareholder Features of the Fund?--Systematic Withdrawal Plan." In addition, no contingent deferred sales charge is charged on Investor C Shares acquired through the reinvestment of dividends or distributions.

When an investor redeems Investor C Shares, the redemption order is processed to minimize the amount of the contingent deferred sales charge that will be charged. Investor C Shares are redeemed first from those shares that are not subject to the deferred sales load (i.e., shares that were acquired through re-investment of dividends or distributions) and after that from the shares that have been held the longest.

How Is Net Asset Value Calculated?
--------------------------------------------------------------------------------

Net asset value is calculated separately for Investor C Shares of each Portfo-lio as of the close of regular trading hours on the NYSE (currently 4:00 p.m. Eastern Time) on each Business Day by dividing the value of all securities and other assets owned by a Portfolio (including, for the Index Equity Portfolio, all of its shares in the Index Master Portfolio) that are allocated to its In-vestor C Shares, less the liabilities charged to its Investor C Shares, by the number of its Investor C Shares that are outstanding. The net asset value per share of the Index Master Portfolio is calculated as of the close of the NYSE by dividing the total market value of its investments and other assets, less any liabilities, by the total outstanding shares of the Index Master Portfolio.

Most securities held by a Portfolio are priced based on their market value as determined by reported sales prices or the mean between their bid and asked prices. Portfolio securities which are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securi-ties on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. Securi-ties for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direction of the Board of Trustees or, in the case of the Index Master Portfolio, The DFA Investment Trust Company's Board of Trustees. The amortized cost method of valuation will also be used with respect to debt obligations with sixty days or less remaining to maturity unless a Portfolio's sub-adviser under the supervision of the Board of Trustees determines such method does not represent fair value.

How Frequently Are Dividends And Distributions Made To Investors?
--------------------------------------------------------------------------------

Each Portfolio will distribute substantially all of its net investment income and net realized capital gains, if any, to shareholders. The net investment in-come of each Portfolio is declared quarterly as a dividend to investors who are shareholders of the Portfolio at the close of business on the day of declara-tion. All dividends are paid within ten days after the end of each quarter. Any net realized capital gains (including net short-term capital gains) will be distributed by each Portfolio at least annually. The period for which dividends are payable and the time for payment are subject to change by the Fund's Board of Trustees.

Distributions are reinvested at net asset value in additional full and frac-tional Investor C Shares of the relevant Portfolio, unless a shareholder elects to receive distributions in cash. This election, or any revocation thereof, must be made in writing to PFPC, and will become effective with respect to dis-tributions paid after its receipt by PFPC.

As stated previously, after its 1996 conversion, the Index Equity Portfolio will seek its investment objective by investing all of its investable assets in the Index Master Portfolio, and the Index Equity Portfolio will be allocated its pro rata share of the ordinary income and expenses of the Index Master Portfolio. This net income, less the Index Equity Portfolio's expenses incurred in operations, will be the Index Equity Portfolio's net investment income from which dividends are distributed as described above. The Index Master Portfolio will also allocate to the Index Equity Portfolio its pro rata share of capital gains, if any, realized by the Index Master Portfolio.

How Are Fund Distributions Taxed?
--------------------------------------------------------------------------------
Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. If a Portfolio qualifies, it generally will be relieved of Federal income tax on amounts dis-tributed to shareholders, but shareholders, unless otherwise exempt, will pay income or capital gains taxes on distributions (except distributions that are treated as a return of capital), whether the distributions are paid in cash or reinvested in additional Shares.

Distributions paid out of a Portfolio's "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, will be taxed to shareholders as long-term capital gain, regardless of the length of time a shareholder holds the Shares. All other distributions, to the extent taxable, are taxed to shareholders as ordinary income.

Dividends paid by the Portfolios will be eligible for the dividends received deduction allowed to certain corporations only to the extent of the total qual-ifying dividends received by a Portfolio from domestic corporations for a tax-able year. Corporate shareholders will have to take into account the entire amount of any dividend received in making certain adjustments for Federal al-ternative minimum and environmental tax purposes. The dividends received deduc-tion is not available for capital gain dividends.

The Fund will send written notices to shareholders annually regarding the tax status of distributions made by each Portfolio. Dividends declared in October, November or December of any year payable to shareholders of record on a speci-fied date in those months will be deemed to have been received by the share-holders on December 31 of such year, if the dividends are paid during the fol-lowing January.

An investor considering buying Shares on or just before a dividend record date should be aware that the amount of the forthcoming dividend payment, although in effect a return of capital, will be taxable.

A taxable gain or loss may be realized by a shareholder upon the redemption, transfer or exchange of Shares depending upon their tax basis and their price at the time of redemption, transfer or exchange. Generally, shareholders may include sales charges paid on the purchase of Shares in their tax basis for the purposes of determining gain or loss on a redemption, transfer or exchange of such Shares. However, if a shareholder exchanges the Shares for Shares of an-other Portfolio within 90 days of purchase and is able to reduce the sales charges applicable to the new Shares (by virtue of the Fund's exchange privi-lege), the amount equal to such reduction may not be included in the tax basis of the shareholder's exchanged Shares for the purpose of determining gain or loss but may be included (subject to the same limitation) in the tax basis of the new Shares.

Dividends and certain interest income earned by a Portfolio from foreign secu-rities may be subject to foreign withholding taxes or other taxes. So long as more than 50% of the value of a

Portfolio's total assets at the close of any taxable year consists of stock or securities of foreign corporations, the Portfolio may elect, for U.S. Federal income tax purposes, to treat certain foreign taxes paid by it, including gen-erally any withholding taxes and other foreign income taxes, as paid by its shareholders. It is possible that the International Equity and International Emerging Markets Portfolios will make this election in certain years. If a Portfolio makes the election, the amount of such foreign taxes paid by the Portfolio will be included in its shareholders' income pro rata (in addition to taxable distributions actually received by them), and each shareholder will be entitled either (a) to credit a proportionate amount of such taxes against a shareholder's U.S. Federal income tax liabilities, or (b) if a shareholder itemizes deductions, to deduct such proportionate amounts from U.S. Federal taxable income.

At or about the time of the conversion of the Index Equity Portfolio in 1996, the Index Master Portfolio intends to qualify for taxation as a partnership for Federal income tax purposes. As such, the Index Master Portfolio would not be subject to tax and the Index Equity Portfolio would be treated for Federal in-come tax purposes as recognizing its pro rata portion of the Index Master Port-folio's income and deductions, and owning its pro rata share of the Index Mas-ter Portfolio's assets. The Index Equity Portfolio's status as a regulated in-vestment company is dependent on, among other things, the Index Master Portfo-lio's continued classification as a partnership for Federal income tax purpos-es.

This is not an exhaustive discussion of applicable tax consequences, and in-vestors may wish to contact their tax advisers concerning investments in the Portfolios. The application of state and local income taxes to investments in the Portfolios may differ from the Federal income tax consequences described above. In addition, shareholders who are non-resident alien individuals, for-eign trusts or estates, foreign corporations or foreign partnerships may be subject to different Federal income tax treatment. Future legislative or admin-istrative changes or court decisions may materially affect the tax consequences of investing in the Portfolios.

How Is The Fund Organized?
--------------------------------------------------------------------------------
The Fund was organized as a Massachusetts business trust on December 22, 1988 and is registered under the 1940 Act as an open-end management investment com-pany. On January 12, 1996 the Fund changed its name from The PNC Fund to Com-pass Capital Funds. The Declaration of Trust authorizes the Board of Trustees to classify and reclassify any unissued shares into one or more classes of shares. Pursuant to this authority, the Trustees have authorized the issuance of an unlimited number of shares in twenty-eight investment portfolios. Each Portfolio offers five separate classes of shares--Institutional Shares, Service Shares, Investor A Shares, Investor B Shares and Investor C Shares. This pro-spectus relates only to Investor C Shares of the nine portfolios described herein.

Shares of each class bear their pro rata portion of all operating expenses paid by a Portfolio, except transfer agency fees and amounts payable under the Fund's Distribution and Service Plan. In addition, each class of Investor Shares is sold with different sales charges. Because of these "class expenses" and sales charges, the performance of a Portfolio's Institutional Shares is ex-pected to be higher than the performance of the Portfolio's Service Shares, and the performance of both the Institutional Shares and Service Shares of a Port-folio is expected to be higher than the performance of the Portfolio's three classes of Investor Shares. The Fund offers various services and privileges in connection with its Investor Shares that are not generally offered in connec-tion with its Institutional and Service Shares, including an automatic invest-ment plan, automatic withdrawal plan and checkwriting. For further information regarding the Fund's Institutional and Service Share classes, contact PFPC at
(800) 441-7762.

Each share of a Portfolio has a par value of $.001, represents an interest in that Portfolio and is entitled to the dividends and distributions earned on that Portfolio's assets as are declared in the discretion of the Board of Trustees. The Fund's shareholders are entitled to one vote for each full share held and proportionate fractional votes for fractional shares held, and will vote in the aggregate and not by class, except where otherwise required by law or as determined by the Board of Trustees. The Fund does not currently intend to hold annual meetings of shareholders for the election of trustees (except as required under the 1940 Act). For a further discussion of the voting rights of shareholders, see "Additional Information Concerning Shares" in the Statement of Additional Information.

On December 18, 1995, PNC Bank held of record approximately 77% of the Fund's outstanding shares, and may be deemed a controlling person of the Fund under the 1940 Act. PNC Bank is a subsidiary of PNC Bank Corp.

MASTER-FEEDER STRUCTURE. The Index Equity Portfolio, unlike many other invest-ment companies which directly acquire and manage their own portfolio of securi-ties, will seek, after its conversion in 1996, to achieve its investment objec-tive by investing all of its investable assets in the Index Master Portfolio. The Index Equity Portfolio will purchase shares of the Index Master Portfolio at net asset value. The net asset value of the Index Equity Portfolio will re-spond to increases and decreases in the value of the Index Master Portfolio's securities and to the expenses of the Index Master Portfolio allocable to the Index Equity Portfolio (as well as its own expenses). The Index Equity Portfolio may withdraw its in-vestment in the Index Master Portfolio at any time upon 30 days notice to the Index Master Portfolio if the Board of Trustees of the Fund determines that it is in the best interests of the Index Equity Portfolio to do so. Upon withdraw-al, the Board of Trustees would consider what action might be taken, including the investment of all of the assets of the Index Equity Portfolio in another pooled investment entity having the same investment objective as the Index Eq-uity Portfolio or the hiring of an investment adviser to manager the Index Eq-uity Portfolio's assets in accordance with the investment policies described above with respect to the Index Equity Portfolio.

The Index Master Portfolio is a separate series of The DFA Investment Trust Company (the "Trust"), which is a business trust created under the laws of the State of Delaware. The Index Equity Portfolio and other institutional investors that may invest in the Index Master Portfolio from time to time (e.g. other in-vestment companies) will each bear a share of all liabilities of the Index Mas-ter Portfolio. Under the Delaware Business Trust Act, shareholders of the Index Master Portfolio have the same limitation of personal liability as shareholders of a Delaware corporation. Accordingly, Fund management believes that neither the Index Equity Portfolio nor its shareholders will be adversely affected by reason of the Index Equity Portfolio's investing in the Index Master Portfolio.

The shares of the Index Master Portfolio will be offered to institutional in-vestors in private placements for the purpose of increasing the funds available for investment and to achieve economies of scale that might be available at higher asset levels. The expenses of such other institutional investors and their returns may differ from those of the Index Equity Portfolio. While in-vestment in the Index Master Portfolio by other institutional investors offers potential benefits to the Index Master Portfolio (and, indirectly, to the Index Equity Portfolio), economies of scale and related expense reductions might not be achieved. Also, if an institutional investor were to redeem its interest in the Index Master Portfolio, the remaining investors in the Index Master Portfo-lio could experience higher pro rata operating expenses and correspondingly lower returns. In addition, institutional investors that have a greater pro rata ownership interest in the Index Master Portfolio than the Index Equity Portfolio could have effective voting control over the operation of the Index Master Portfolio.

Shares in the Index Master Portfolio have equal, non-cumulative voting rights, except as set forth below, with no preferences as to conversion, exchange, div-idends, redemption or any other feature. Shareholders of the Trust have the right to vote only (i) for removal of its trustees, (ii) with respect to such additional matters relating to the Trust as may be required by the applicable provisions of the 1940 Act, including the approval of the investment advisory agreement and the selection of trustees and accountants, and (iii) on such other matters as the trustees of the Trust may consider necessary or desirable. In addition, approval of the shareholders of the Trust is required to adopt any amendments to the Agreement and Declaration of Trust of the Trust which would adversely affect to a material degree the rights and preferences of the shares of the Index Master Portfolio or to increase or decrease their par value. The Index Master Portfolio's shareholders will also be asked to vote on any pro-posal to change a fundamental policy (i.e. a policy that may be changed only with the approval of sharehold-ers) of the Index Master Portfolio.

If the Index Equity Portfolio, as a shareholder of the Index Master Portfolio, is requested to vote on matters pertaining to the Index Master Portfolio, the Fund's Trustees intend to vote all of the shares that the Index Equity Portfo-lio holds in the Index Master Portfolio without submitting any such questions to the shareholders of the Index Equity Portfolio. If the Fund's Trustees de-cide to adopt "pass-through" voting, the Index Equity Portfolio, if required under the 1940 Act or other applicable law, would hold a meeting of its share-holders and would cast its votes proportionately as instructed by Index Equity Portfolio shareholders. In such cases, shareholders of the Index Equity Portfo-lio, in effect, would have the same voting rights they would have as direct shareholders of the Index Master Portfolio.

The investment objective of the Index Master Portfolio may not be changed with-out approval of its shareholders. Shareholders of the Portfolio will receive written notice thirty days prior to the effective date of any change in the in-vestment objective of the Master Portfolio. If the Index Master Portfolio changes its investment objective in a manner which is inconsistent with the in-vestment objective of the Index Equity Portfolio and the Fund's Board of Trust-ees fails to approve a similar change in the investment objective of the Index Equity Portfolio, the Index Equity Portfolio would be forced to withdraw its investment in the Index Master Portfolio and either seek to invest its assets in another registered investment company with the same investment objective as the Index Equity Portfolio, which might not be possible, or retain an invest-ment adviser to manage the Index Equity Portfolio's assets in accordance with its own investment objective, possibly at increased cost. A withdrawal by the Index Equity Portfolio of its investment in the Index Master Portfolio could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the Index Equity Portfolio. Should such a distribution occur, the Index Equity Portfolio could incur brokerage fees or other transaction costs in converting such securities to cash in order to pay redemptions. In ad-dition, a distribution in kind to the Index Equity Portfolio could result in a less diversified portfolio of investments and could adversely affect the li-quidity of the Portfolio.

The conversion of the Index Equity Portfolio into a feeder fund of the Index Master Portfolio was approved by shareholders of the Index Equity Portfolio at a meeting held on November 30, 1995. The policy of the Index Equity Portfolio, and other similar investment companies, to invest their investable assets in funds such as the Index Master Portfolio is a relatively recent development in the mutual fund industry and, consequently, there is a lack of substantial ex-perience with the operation of this policy.

There may also be other investment companies or entities through which you can invest in the Index Master Portfolio which may have different sales charges, fees and other expenses which may affect performance. For information about other funds that may invest in the Master Index Portfolio, please contact DFA at (310) 395-8005 or contact your broker.

How Is Performance Calculated?
--------------------------------------------------------------------------------
Performance information for Investor C Shares of the Portfolios may be quoted in advertisements and communications to shareholders. Total return will be cal-culated on an average annual total return basis for various periods. Average annual total return reflects the average annual percentage change in value of an investment in Investor C Shares of a Portfolio over the measuring period. Total return may also be calculated on an aggregate total return basis. Aggre-gate total return reflects the total percentage change in value over the mea-suring period. Both methods of calculating total return assume that dividend and capital gain distributions made by a Portfolio with respect to Investor C Shares are reinvested in Investor C Shares, and also reflect the maximum sales load charged by the Portfolio with respect to Investor C Shares. When, however, a Portfolio compares the total return of Investor C Shares to that of other funds or relevant indices, total return may also be computed without reflecting the sales load.

The yield of Investor C Shares of the Balanced Portfolio is computed by divid-ing the net income allocated to Investor C Shares during a 30-day (or one month) period by the net asset value per share on the last day of the period and annualizing the result on a semi-annual basis.

The performance of Investor C Shares may be compared to the performance of other mutual funds with similar investment objectives and to relevant indices, as well as to ratings or rankings prepared by independent services or other fi-nancial or industry publications that monitor the performance of mutual funds. For example, the performance of Investor C Shares may be compared to data pre-pared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. and Weisenberger Investment Company Service, and to the performance of the Dow Jones Industrial Average, DFA's Small Cap Index, the Lehman GMNA Index, the Lehman Index of Baa-rated Corporate Bonds, the T-Bill Index, the "stocks, bonds and inflation Index" published annually by Ibbotson Associates, the Lipper In-ternational Fund Index, the Lehman Government Corporate Bond Index and the Fi-nancial Times World Stock Index, as well as the benchmarks attached to this Prospectus. Performance information may also include evaluations of the Portfo-lios and their Investor C Shares published by nationally recognized ranking services, and information as reported in financial publications such as Busi-ness Week, Fortune, Institutional Investor, Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in publications of a local or regional nature.

In addition to providing performance information that demonstrates the actual yield or return of Investor C Shares of a particular Portfolio, a Portfolio may provide other information demonstrating hypothetical investment returns. This information may include, but is not limited to, illustrating the compounding effects of a dividend in a dividend reinvestment plan or the impact of tax-de-ferred investing.

Performance quotations for shares of a Portfolio represent past performance and should not be considered representative of future results. The investment re-turn and principal value of an investment in a Portfolio will fluctuate so that an investor's Investor C Shares, when redeemed, may be worth more or less than their original cost. Since performance will fluctuate, performance data for Investor C Shares of a Portfolio cannot neces-sarily be used to compare an investment in such shares with bank deposits, sav-ings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses and market conditions. Any fees charged by brokers or other institutions directly to their customer accounts in connec-tion with investments in Investor C Shares will not be included in the Portfo-lio performance calculations.

How Can I Get More Information?
--------------------------------------------------------------------------------
We believe that it is essential for shareholders to have access to information regarding their investment 24 hours a day, 7 days a week. COMPASS CAPITAL FUNDS has an investor information line that can provide such access.

In addition to account information, COMPASS CAPITAL FUNDS has other sources of information regarding each Portfolio and its portfolio holdings, strategy and current dividend and performance levels.

By selecting the appropriate source of information as listed below, investors can receive additional information on the COMPASS CAPITAL Portfolios by either using a toll-free number or through electronic access:

For Performance and Portfolio Management Questions dial, (800) FUTURE4.

For Information Related to Share Purchase and Redemptions call your investment adviser or Compass Capital Funds at (800) 441-7762.

For Questions about Shareholder Accounts and Balances held directly at the Fund, call (800) 441-7762.

Information is also available on the Internet through the World Wide Web at http://www.compassfunds.com.

Shareholders and investment professionals may access portfolio information, portfolio manager updates and market data by accessing http://www.compassfunds.com.

                                    APPENDIX

    COMPASS CAPITAL            PERFORMANCE
       PORTFOLIO                BENCHMARK                         DESCRIPTION
Value Equity             Russell 1000 Value Index An index composed of those Russell 1000 securities with less-than-average growth
                                                  orientation. Securities in this index
                                                  generally have low price-to-book and price-
                                                  earnings ratios, higher dividend yields and
                                                  lower forecasted growth values than more
                                                  growth-oriented securities in the Russell
                                                  1000 Growth Index.
Growth Equity            Russell 1000 Growth      The Russell 1000 Growth Index contains
                         Index                    those Russell 1000 securities with a
                                                  greater-than-average growth orientation.
                                                  Companies in this index tend to exhibit
                                                  higher price-to-book and price-earnings
                                                  ratios, lower dividend yields and higher
                                                  forecasted growth values than the value
                                                  universe.
Small Cap Value Equity   Russell 2000 Index       An index of the smallest 2000 companies in
                                                  the Russell 3000 Index, as ranked by total
                                                  market capitalization. The Russell 2000
                                                  Index is widely regarded in the industry to
                                                  accurately capture the universe of small
                                                  cap stocks.
Small Cap Growth Equity  Russell 2000 Growth      An index composed of those Russell 2000
                         Index                    securities with a greater-than-average
                                                  growth orientation. Securities in this
                                                  index generally have higher price-to-book
                                                  and price-earnings ratios than those in the
                                                  Russell 2000 Value Index.
International Equity     EAFE Index               An index composed of a sample of companies
                                                  representative of the market structure of
                                                  20 European and Pacific Basin countries.
                                                  The Index represents the evolution of an
                                                  unmanaged portfolio consisting of all
                                                  domestically listed stocks.
International Emerging   MSCI Emerging Markets    The Morgan Stanley Capital International
Markets                  Free Index               (MSCI) Emerging Markets Free Index (EMF) is
                                                  a market capitalization weighted index
                                                  composed of companies representative of the
                                                  market structure of 22 Emerging Market
                                                  countries in Europe, Latin America, and the
                                                  Pacific Basin. The MSCI EMF Index excludes
                                                  closed markets and those shares in
                                                  otherwise free markets which are not
                                                  purchasable by foreigners.
Select Equity            S&P 500 Index            An unmanaged index of 500 selected common
                                                  stocks, most of which are listed on the New
                                                  York Stock Exchange. The Index is heavily
                                                  weighted toward stocks with large market
                                                  capitalizations and represents
                                                  approximately two-thirds of the total
                                                  market value of all domestic common stocks.
Index Equity             S&P 500 Index            An unmanaged index of 500 selected common
                                                  stocks, most of which are listed on the New
                                                  York Stock Exchange. The Index is heavily
                                                  weighted toward stocks with large market
                                                  capitalizations and represents
                                                  approximately two-thirds of the total
                                                  market value of all domestic common stocks.
Balanced                 S&P 500 Index and        An unmanaged index of 500 selected common
                         Salomon Broad Investment stocks, most of which are listed on the New
                         Grade Index              York Stock Exchange. The Index is heavily
                                                  weighted toward stocks with large market
                                                  capitalizations and represents
                                                  approximately two-thirds of the total
                                                  market value of all domestic common stocks.
                                                  An unmanaged index of 3500 bonds. The Broad
                                                  Investment Grade Index is market
                                                  capitalization weighted and includes
                                                  Treasury, Government sponsored mortgage and
                                                  investment grade fixed rate corporates with
                                                  a maturity of 1 year or longer.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTA-TIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE STATEMENT OF ADDITIONAL IN-FORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THE INDEX EQUITY PORTFOLIO IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STAN-DARD & POOR'S RATINGS GROUP. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                              ------------------

PROSPECTUS

VALUE EQUITY PORTFOLIO

GROWTH EQUITY PORTFOLIO

SMALL CAP VALUE EQUITY PORTFOLIO

SMALL CAP GROWTH EQUITY PORTFOLIO

INTERNATIONAL EQUITY PORTFOLIO

INTERNATIONAL EMERGING MARKETS PORTFOLIO

SELECT EQUITY PORTFOLIO

INDEX EQUITY PORTFOLIO

BALANCED PORTFOLIO

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------


                                     [ART]


                                  THE EQUITY
                                  PORTFOLIOS

                               INVESTOR C SHARES

                               January 16, 1996

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                            COMPASS CAPITAL FUNDS(R)
                          (FORMERLY, THE PNC(R) FUND)


                      STATEMENT OF ADDITIONAL INFORMATION

     This Statement of Additional Information provides supplementary information pertaining to shares ("Shares") representing interests in the Money Market, Municipal Money Market, U.S. Treasury Money Market (formerly, the Government Money Market Portfolio), Ohio Municipal Money Market, Pennsylvania Municipal Money Market, North Carolina Municipal Money Market, Virginia Municipal Money Market, New Jersey Municipal Money Market, Value Equity, Growth Equity, Index Equity, Small Cap Value Equity, International Equity, International Emerging Markets, Balanced, Small Cap Growth Equity, Select Equity (formerly, the Core Equity Portfolio), Managed Income, Tax-Free Income, Intermediate Government, Ohio Tax-Free Income, Pennsylvania Tax-Free Income, Short Government Bond (formerly, the Short-Term Bond Portfolio), Intermediate Bond (formerly, the Intermediate-Term Bond Portfolio), Government Income, International Bond (formerly, the International Fixed Income Portfolio), New Jersey Tax-Free Income and Core Bond Portfolios of Compass Capital Funds (the "Fund"). The Money Market, Municipal Money Market, U.S. Treasury Money Market, Ohio Municipal Money Market, Pennsylvania Municipal Money Market, North Carolina Municipal Money Market, Virginia Municipal Money Market and New Jersey Municipal Money Market Portfolios are hereinafter collectively called "Money Market Portfolios," and the other Portfolios are hereinafter collectively called "Non-Money Market Portfolios." This Statement of Additional Information is not a prospectus, and should be read only in conjunction with the Prospectuses of the Fund relating to the Portfolios dated January 16, 1996, as amended from time to time (the "Prospectuses"). Prospectuses may be obtained from the Fund's distributor by calling toll-free (800) 441-7379. This Statement of Additional Information is dated January 16, 1996. Capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectuses.

                                    CONTENTS


                                            Page
                                            ----

Investment Policies.......................     3
Trustees and Officers.....................    44
Investment Advisory, Administration,
 Distribution and Servicing Arrangements..    50
Portfolio Transactions....................    63
Purchase and Redemption Information.......    67
Valuation of Portfolio Securities.........    71
Performance Information...................    72
Taxes.....................................    92
Additional Information Concerning Shares..   101
Miscellaneous.............................   102
Appendix A................................   A-1


NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION OR THE PROSPECTUSES IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUSES AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THE PROSPECTUSES DO NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE FUND'S DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                              INVESTMENT POLICIES

          The following supplements information contained in the Prospectuses concerning the Portfolios' investment policies. A description of applicable credit ratings is set forth in Appendix A hereto. Except as indicated, the information below relates only to those Portfolios that are authorized to invest in the instruments or securities described below.

          The Index Equity Portfolio is currently structured as most investment companies and invests its assets directly. However, during the first half of 1996, the Index Equity Portfolio expects to invest all of its investable assets in The U.S. Large Company Series (the "Index Master Portfolio") of The DFA Investment Trust Company (the "Trust"). Accordingly, the following discussion relates to: (i) the investment policies of all the Portfolios including the Index Equity Portfolio; and (ii) where indicated the investment policies of the Index Master Portfolio.


ADDITIONAL INFORMATION ON PORTFOLIO INVESTMENTS.

          REVERSE REPURCHASE AGREEMENTS. Each Portfolio (including the Index Master Portfolio) other than the Municipal Money Market, Ohio Municipal Money Market, Pennsylvania Municipal Money Market, North Carolina Municipal Money Market, Virginia Municipal Money Market and New Jersey Municipal Money Market Portfolios (the "Municipal Money Market Portfolios") and the Index Master Portfolio may invest in reverse repurchase agreements. Reverse repurchase agreements involve the sale of securities held by a Portfolio pursuant to a Portfolio's agreement to repurchase the securities at an agreed upon price, date and interest rate. Such agreements are considered to be borrowings under the Investment Company Act of 1940 (the "1940 Act"). While reverse repurchase transactions are outstanding, a Portfolio will maintain in a segregated account cash, U.S. Government securities or other liquid, high-grade debt securities in an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

          VARIABLE AND FLOATING RATE INSTRUMENTS. With respect to purchasable variable and floating rate instruments, the adviser or sub-adviser will consider the earning power, cash flows and liquidity ratios of the issuers and guarantors of such instruments and, if the instruments are subject to a demand feature, will monitor their financial status to meet payment on demand. Such instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. The absence of an active secondary market with respect to particular variable and floating rate instruments could make it difficult for a Portfolio to dispose of a variable or floating rate note if the issuer defaulted on its payment obligation or during periods that the Portfolio is not entitled to exercise its demand rights, and the Portfolio could, for these or other reasons, suffer a loss with respect to such instruments. In determining average-weighted portfolio maturity, an instrument will usually be deemed to have a maturity equal to the longer of the period remaining until the next interest rate adjustment or the time the Portfolio involved can recover payment of principal as specified in the instrument. Variable rate U.S. Government obligations held by the Portfolios, however, will be deemed to have maturities equal to the period remaining until the next interest rate adjustment.

          MONEY MARKET OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS. Each Non-Money Market Portfolio may purchase bank obligations, such as certificates of deposit, bankers' acceptances and time deposits, including instruments issued or supported by the credit of U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The assets of a bank or savings institution will be deemed to include the assets of its domestic and foreign branches for purposes of each Portfolio's investment policies. Investments in short-term bank obligations may include obligations of foreign banks and domestic branches of foreign banks, and also foreign branches of domestic banks.

          The Index Master Portfolio may purchase obligations of U.S. banks and savings and loan associations and dollar-denominated obligations of U.S. subsidiaries and branches of foreign banks, such as certificates of deposit (including marketable variable rate certificates of deposit) and bankers' acceptances. Bank certificates of deposit will only be acquired by the Index Master Portfolio if the bank has assets in excess of $1 billion.

          MORTGAGE-RELATED SECURITIES. There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by the Government National Mortgage Association ("GNMA") include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by the Federal National Mortgage Association ("FNMA") include

FNMA guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA, are not backed by or entitled to the full faith and credit of the United States and are supported by the right of the issuer to borrow from the Treasury. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of principal and interest by FNMA. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

          The Managed Income, Intermediate Government, Short Government Bond, Intermediate Bond, Government Income, International Bond, Core Bond, Tax-Free Income, Pennsylvania Tax-Free Income, New Jersey Tax-Free Income and Ohio Tax-Free Income Portfolios (the "Bond Portfolios") may invest in multiple class pass-through securities, including collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduit ("REMIC") pass-through or participation certificates ("REMIC Certificates"). These multiple class securities may be issued by U.S. Government agencies or instrumentalities, including FNMA and FHLMC, or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs and REMICs are debt obligations of a legal entity that are collateralized by, and multiple class pass-through securities represent direct ownership interests in, a pool of residential mortgage loans or mortgage pass-through securities (the "Mortgage Assets"), the payments on which are used to make payments on the CMOs or multiple pass-through securities. Investors may purchase beneficial interests in REMICs, which are known as "regular" interests or "residual" interests. The Portfolios do not intend to purchase residual interests.

          Each class of CMOs or REMIC Certificates, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Principal prepayments on the Mortgage Assets underlying the CMOs or REMIC Certificates may cause some or all of the classes of CMOs or REMIC Certificates to be retired substantially earlier than their final distribution dates. Generally, interest is paid or accrues on all classes of CMOs or REMIC Certificates on a monthly basis.

          The principal of and interest on the Mortgage Assets may be allocated among the several classes of CMOs or REMIC Certificates in various ways. In certain structures (known as "sequential pay" CMOs or REMIC Certificates), payments of principal, including any principal prepayments, on the Mortgage Assets generally are applied to the classes of CMOs or REMIC Certificates in the order of their respective final distribution dates. Thus no payment of principal will be made on any class of sequential pay CMOs or REMIC Certificates until all other classes having an earlier final distribution date have been paid in full.

          Additional structures of CMOs or REMIC Certificates include, among others, "parallel pay" CMOs and REMIC Certificates. Parallel pay CMOs or REMIC Certificates are those which are structured to apply principal payments and prepayments of the Mortgage Assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

          A wide variety of REMIC Certificates may be issued in the parallel pay or sequential pay structures. These securities include accrual certificates (also known as "Z-Bonds"), which only accrue interest at a specified rate until all other certificates having an earlier final distribution date have been retired and are converted thereafter to an interest-paying security, and planned amortization class ("PAC") certificates, which are parallel pay REMIC Certificates which generally require that specified amounts of principal be applied on each payment date to one or more classes of REMIC Certificates (the "PAC Certificates"), even though all other principal payments and prepayments of the Mortgage Assets are then required to be applied to one or more other classes of the Certificates. The scheduled principal payments for the PAC Certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount payable on the next payment date. The PAC Certificate payment schedule is taken into account in calculating the final distribution date of each class of PAC. In order to create PAC tranches, one or more tranches generally must be created that absorb most of the volatility in the underlying Mortgage Assets. These tranches tend to have market prices and yields that are much more volatile than the PAC classes.

          FNMA REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by FNMA. In addition, FNMA will be obligated to distribute on a timely basis to holders of FNMA REMIC Certificates required installments of principal and interest and to distribute the principal balance of each class of REMIC Certificates in full, whether or not sufficient funds are otherwise available.

          For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest, and also guarantees the ultimate payment of principal as payments are required to be made on the underlying mortgage participation certificates ("PCs"). PCs represent undivided interests in specified level payment, residential mortgages or participations therein purchased by FHLMC and placed in a PC pool. With respect to principal payments on PCs, FHLMC generally guarantees ultimate collection of all principal of the related mortgage loans without offset or deduction. FHLMC also guarantees timely payment of principal on certain PCs, referred to as "Gold PCs."

          ASSET-BACKED SECURITIES. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties.

          The yield characteristics of asset-backed securities differ from traditional debt securities. A major difference is that the principal amount of the obligations may be prepaid at any time because the underlying assets (i.e.,
                                                                          ----
loans) generally may be prepaid at any time. As a result, if an asset-backed security is purchased at a premium, a prepayment rate that is faster than expected may reduce yield to maturity, while a prepayment rate that is slower than expected may have the opposite effect of increasing yield to maturity. Conversely, if an asset-backed security is purchased at a discount, faster than expected prepayments may increase, while slower than expected prepayments may decrease, yield to maturity.

          In general, the collateral supporting asset-backed securities is of shorter maturity than mortgage-related securities. Like other fixed-income securities, when interest rates rise the value of an asset-backed security generally will decline; however, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed-income securities.

          U.S. GOVERNMENT OBLIGATIONS. Examples of the types of U.S. Government obligations which the Portfolios may hold include U.S. Treasury bills, Treasury instruments and Treasury bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, the Farmers Home Administration, the Export-Import Bank of the United States, the Small Business Administration, FNMA, GNMA, the General Services Administration, the Student Loan Marketing Association, the Central Bank for Cooperatives, FHLMC, the Federal Intermediate Credit Banks, the Maritime Administration, the International Bank for Reconstruction and Development (the "World Bank"), the Asian-American Development Bank and the Inter-American Development Bank.

          The Index Master Portfolio may purchase (i) debt securities issued by the U.S. Treasury which are direct obligations of the U.S. Government, including bills, notes and bonds, and (ii) obligations issued or guaranteed by U.S. Government-sponsored instrumentalities and federal agencies, including FNMA, Federal Home Loan Bank and the Federal Housing Administration.

          SUPRANATIONAL ORGANIZATION OBLIGATIONS. The Index Master Portfolio may purchase debt securities of supranational organizations such as the European Coal and Steel Community, the European Economic Community and the World Bank, which are charted to promote economic development.

          LEASE OBLIGATIONS. The Municipal Money Market, Pennsylvania Municipal Money Market, Ohio Municipal Money Market, North Carolina Municipal Money Market, Virginia Municipal Money Market, New Jersey Municipal Money Market, Managed Income, Tax-Free Income, Pennsylvania Tax-Free Income, Ohio Tax-Free Income, Short Government Bond, Intermediate Bond, International Bond and New Jersey Tax-Free Income Portfolios may hold participation certificates in a lease, an installment purchase contract, or a conditional sales contract ("lease obligations").

          The Adviser will monitor the credit standing of each municipal borrower and each entity providing credit support and/or a put option. In determining whether a lease obligation is liquid, the Adviser will consider, among other factors, the following: (i) whether the lease can be cancelled; (ii) the degree of assurance that assets represented by the lease could be sold;
(iii) the strength of the lessee's general credit (e.g., its debt, administrative, economic, and financial characteristics); (iv) the likelihood that the municipality would discontinue appropriating funding for the leased property because the property is no longer deemed essential to the operations of the municipality (e.g., the potential for an "event of nonappropriation"); (v) legal recourse in the event of failure to appropriate; (vi) whether the security is backed by a credit enhancement such as insurance; and (vii) any limitations which are imposed on the lease obligor's ability to utilize substitute property or services other than those covered by the lease obligation.

          The Municipal Money Market, Pennsylvania Municipal Money Market, Ohio Municipal Money Market, North Carolina Municipal Money Market, Virginia Municipal Money Market and New Jersey Municipal Money Market Portfolios will only invest in lease obligations with puts that (i) may be exercised at par on not more than seven days notice, and (ii) are issued by institutions deemed by the adviser to present minimal credit risks. Such obligations will be considered liquid. However, a number of puts are not exercisable at the time the put would otherwise be exercised if the municipal borrower is not contractually obligated to make payments (e.g., an event of nonappropriation with a "nonappropriation" lease obligation). Under such circumstances, the lease obligation while previously considered liquid would become illiquid, and a Portfolio might lose its entire investment in such obligation.

          Municipal leases, like other municipal debt obligations, are subject to the risk of non-payment. The ability of issuers of municipal leases to make timely lease payments may be adversely impacted in general economic downturns and as relative governmental cost burdens are allocated and reallocated among federal, state and local governmental units. Such non-payment would result in a reduction of income to the Fund, and could result in a reduction in the value of the municipal lease experiencing non-payment and a potential decrease in the net asset value of the Fund. Issuers of municipal securities might seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, the Fund could experience delays and limitations with respect to the collection of principal and interest on such municipal leases and the Fund may not, in all circumstances, be able to collect all principal and interest to which it is entitled. To enforce its rights in the event of a default in lease payments, the Fund may take possession of and manage the assets securing the issuer's obligations on such securities, which may increase the Fund's operating expenses and adversely affect the net asset value of the Fund. When the lease contains a non-appropriation clause, however, the failure to pay would not be a default and the Fund would not have the right to take possession of the assets. Any income derived from the Fund's ownership or operation of such assets may not be tax-exempt. In addition, the Fund's intention to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended, may limit the extent to which the Fund may exercise its rights by taking possession of such assets, because as a regulated investment company the Fund is subject to certain limitations on its investments and on the nature of its income.

          COMMERCIAL PAPER. The Money Market Portfolios may purchase commercial paper rated in one of the two highest rating categories of a nationally recognized statistical rating organization ("NRSRO"). The Non-Money Market Portfolios, except the Index Master Portfolio, may purchase commercial paper rated (at the time of purchase) "A-1" by S&P or "Prime-1" by Moody's or, when deemed advisable by a Portfolio's adviser or sub-adviser, "high quality" issues rated "A-2" or "Prime-2" by S&P or Moody's, respectively. The Index Master Portfolio may purchase commercial paper rated (at the time of purchase) "A-1" or better by S&P or "Prime-1" by Moody's, or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated "Aaa" by Moody's or "AAA" by S&P, and having a maximum maturity of nine months. These ratings symbols are described in Appendix A.

          Commercial paper purchasable by each Portfolio includes "Section 4(2) paper," a term that includes debt obligations issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) paper is restricted as to disposition under the Federal securities laws, and is frequently sold (and resold) to institutional investors such as the Fund through or with the assistance of investment dealers who make a market in the Section 4(2) paper, thereby providing liquidity. Certain transactions in Section 4(2) paper may qualify for the registration exemption provided in Rule 144A under the Securities Act of 1933.

          REPURCHASE AGREEMENTS. Each Portfolio may invest in repurchase agreements. The repurchase price under the repurchase agreements described in the Prospectuses generally equals the price paid by a Portfolio involved plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on securities underlying the repurchase agreement). The financial institutions with whom a Portfolio may enter into repurchase agreements will be banks and non-bank dealers of U.S. Government securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers, if such banks and non-bank dealers are deemed creditworthy by the Portfolio's adviser or sub-adviser. A Portfolio's adviser or sub-adviser will continue to monitor creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement at not less than the repurchase price (including accrued interest). In addition, the Portfolio's adviser or sub-adviser will mark-to-market daily the value of the securities, and will, if necessary, require the seller to maintain additional securities to ensure that the value is not less than the repurchase price. Securities subject to repurchase agreements will be held by the Fund's custodian (or sub-custodian) in the Federal Reserve/Treasury book-entry system or by another authorized securities depository. Repurchase agreements are considered to be loans by the Portfolios under the 1940 Act.

          The Index Master Portfolio will not enter into a repurchase agreement with a duration of more than seven days if, as a result, more than 10% of the value of its total assets would be so invested. The Index Master Portfolio will also only invest in repurchase agreements with a bank if the bank has at least $1 billion in assets and is approved by the Investment Committee of DFA. DFA will monitor the market value of transferred securities plus any accrued interest thereon so that the value of such securities will at least equal the repurchase price. The securities underlying the repurchase agreements will be limited to U. S. Government and agency obligations described under "Government Obligations" above.

          INVESTMENT GRADE DEBT OBLIGATIONS. Each of the Money Market Portfolios may invest in securities in the two highest rating categories of NRSROs. The Non-Money Market Portfolios, except the Index Master Portfolio, invest in "investment grade securities," which are securities rated in the four highest rating categories of an NRSRO. It should be noted that debt obligations rated in the lowest of the top four ratings (i.e., "Baa" by Moody's or "BBB" by S&P) are considered to have some speculative characteristics and are more sensitive to economic change than higher rated securities.

          The Index Master Portfolio may invest in non-convertible corporate debt securities which are issued by companies whose commercial paper is rated "Prime-1" by Moody's or "A-1" by S&P and dollar-denominated obligations of foreign issuers issued in the U.S. If the issuer's commercial paper is unrated, then the debt security would have to be rated at least "AA" by S&P or "Aa2" by Moody's. If there is neither a commercial paper rating nor a rating of the debt security, then the Index Master Portfolio's investment adviser must determine that the debt security is of comparable quality to equivalent issues of the same issuer rated at least "AA" or "Aa2."

          WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS. When a Portfolio agrees to purchase securities on a when-issued or forward commitment basis, the custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Portfolio may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Portfolio commitments. It may be expected that the market value of the Portfolios' net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because a Portfolio's liquidity and ability to manage its portfolio might be affected when it sets aside cash or portfolio securities to cover such purchase commitments, each Portfolio expects that its commitments to purchase when-issued securities and forward commitments will not exceed 25% of the value of its total assets absent unusual market conditions.

          A Portfolio will purchase securities on a when-issued or forward commitment basis only with the intention of completing the transaction and actually purchasing the securities. If deemed advisable as a matter of investment strategy, however, a Portfolio may dispose of or renegotiate a commitment after it has been entered into, and may sell securities it has committed to purchase before those securities are delivered to the Portfolio on the settlement date. In these cases the Portfolio may realize a taxable capital gain or loss.

          When a Portfolio engages in when-issued and forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Portfolio's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

          The market value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their market value, is taken into account when determining the market value of a Portfolio starting on the day the Portfolio agrees to purchase the securities. The Portfolio does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

          RIGHTS OFFERINGS AND WARRANTS TO PURCHASE. As stated in their Prospectus, the Value Equity, Growth Equity, Small Cap Growth Equity, Select Equity, Small Cap Value Equity, International Equity, International Emerging Markets and Balanced Portfolios may participate in rights offerings and may purchase warrants, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time.
Subscription rights normally have a short life span to expiration. The purchase of rights or warrants involves the risk that the Portfolios could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the rights' and warrants' expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security. A Portfolio will not invest more than 5% of its net assets, taken at market value, in warrants, or more than 2% of its net assets, taken at market value, in warrants not listed on the New York or American Stock Exchanges. Warrants acquired by a Portfolio in units or attached to other securities are not subject to this restriction.

          FOREIGN CURRENCY TRANSACTIONS. Forward foreign currency exchange contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow a Portfolio to establish a rate of exchange for a future point in time. The Portfolio may use forward foreign currency exchange contracts to hedge against movements in the value of foreign currencies (including the "ECU" used in the European Community) relative to the U.S. dollar in connection with specific portfolio transactions or with respect to portfolio positions. A Portfolio may enter into forward foreign currency exchange contracts when deemed advisable by its adviser or sub-adviser under two circumstances. First, when entering into a contract for the purchase or sale of a security, the Portfolio may enter into a forward foreign currency exchange contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S. dollar or other foreign currency.

          Second, when a Portfolio's adviser or sub-adviser anticipates that a particular foreign currency may decline substantially relative to the U.S. dollar or other leading currencies, in order to reduce risk, the Portfolio may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of some or all of the Portfolio's securities denominated in such foreign currency. No Portfolio intends to enter into forward contracts under this second circumstance on a regular or continuing basis and will not do so if, as a result, it will have more than 15% of the value of its total assets committed to such contracts. With respect to any forward foreign currency contract, it will not generally be possible to match precisely the amount covered by that contract and the value of the securities involved due to the changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. In addition, while forward contracts may offer protection from losses resulting from declines in the value of a particular foreign currency, they also limit potential gains which might result from increases in the value of such currency. A Portfolio will also incur costs in connection with forward foreign currency exchange contracts and conversions of foreign currencies and U.S. dollars.

          A separate account of a Portfolio consisting of cash or liquid securities equal to the amount of the Portfolio's assets that could be required to consummate forward contracts entered into under the second circumstance, as set forth above, will be established with the Fund's custodian. For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or securities will be placed in the account daily so that the value of the account will equal the amount of such commitments by the Portfolio.

          OPTIONS. Options trading is a highly specialized activity which entails greater than ordinary investment risks. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in the underlying securities themselves. A Portfolio will write call options only if they are "covered." In the case of a call option on a security, the option is "covered" if a Portfolio owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as are held in a segregated account by its custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if a Portfolio maintains with its custodian cash or cash equivalents equal to the contract value. A call option is also covered if a Portfolio holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written provided the difference is maintained by the Portfolio in cash or cash equivalents in a segregated account with its custodian.

          When a Portfolio purchases a put option, the premium paid by it is recorded as an asset of the Portfolio. When a Portfolio writes an option, an amount equal to the net premium (the premium less the commission) received by the Portfolio is included in the liability section of the Portfolio's statement of assets and liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked-to-market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the mean between the last bid and asked prices. If an option purchased by a Portfolio expires unexercised the Portfolio realizes a loss equal to the premium paid. If the Portfolio enters into a closing sale transaction on an option purchased by it, the Portfolio will realize a gain if the premium received by the Portfolio on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by a Portfolio expires on the stipulated expiration date or if the Portfolio enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by a Portfolio is exercised, the proceeds of the sale will be increased by the net premium originally received and the Portfolio will realize a gain or loss.

          There are several risks associated with transactions in options on securities and indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on a national securities exchange ("Exchange") may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an Exchange; the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

          FUTURES CONTRACTS AND RELATED OPTIONS. Each Non-Money Market Portfolio (including the Index Master Portfolio) may invest in futures contracts and options thereon (interest rate futures contracts or index futures contracts, as applicable). Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Portfolio would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Portfolio has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, a Portfolio may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on a Portfolio's ability to effectively hedge.

          Successful use of futures by a Portfolio is also subject to the adviser's ability to correctly predict movements in the direction of the market. For example, if a Portfolio has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Portfolio will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have approximately equal offsetting losses in its futures positions. In addition, in some situations, if a Portfolio has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. A Portfolio may have to sell securities at a time when it may be disadvantageous to do so.

          The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, before any deduction for the transaction costs, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract.

          Utilization of futures transactions by a Portfolio involves the risk of loss by a Portfolio of margin deposits in the event of bankruptcy of a broker with whom the Portfolio has an open position in a futures contract or related option.

          Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

          The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

          STAND-BY COMMITMENTS. Under a stand-by commitment for a Municipal Obligation, a dealer agrees to purchase at the Portfolio's option a specified Municipal Obligation at a specified price. Stand-by commitments for Municipal Obligations may be exercisable by a Portfolio at any time before the maturity of the underlying Municipal Obligations and may be sold, transferred or assigned only with the instruments involved. It is expected that such stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, a Portfolio may pay for such a stand-by commitment either separately in cash or by paying a higher price for Municipal Obligations which are acquired subject to the commitment for Municipal Obligations (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments for Municipal Obligations held by a Portfolio will not exceed 1/2 of 1% of the value of such Portfolio's total assets calculated immediately after each stand-by commitment is acquired.

          Stand-by commitments will only be entered into with dealers, banks and broker-dealers which, in the adviser's or sub-adviser's opinion, present minimal credit risks. A Portfolio will acquire stand-by commitments solely to facilitate portfolio liquidity and not to exercise its rights thereunder for trading purposes. Stand-by commitments will be valued at zero in determining net asset value. Accordingly, where a Portfolio pays directly or indirectly for a stand-by commitment, its cost will be reflected as an unrealized loss for the period during which the commitment is held by such Portfolio and will be reflected as a realized gain or loss when the commitment is exercised or expires.

          TAX-EXEMPT DERIVATIVES. The Municipal Money Market Portfolios and the Tax-Free Income, Ohio Tax-Free Income, Pennsylvania Tax-Free Income and New Jersey Tax-Free Income Portfolios (collectively, the "Money and Non-Money Market Municipal Portfolios") may hold tax-exempt derivatives which may be in the form of tender option bonds, participations, beneficial interests in a trust, partnership interests or other forms. A number of different structures have been used. For example, interests in long-term fixed-rate municipal obligations, held by a bank as trustee or custodian, are coupled with tender option, demand and other features when the tax-exempt derivatives are created. Together, these features entitle the holder of the interest to tender (or put), the underlying municipal obligation to a third party at periodic intervals and to receive the principal amount thereof. In some cases, municipal obligations are represented by custodial receipts evidencing rights to receive specific future interest payments, principal payments, or both, on the underlying municipal securities held by the custodian. Under such arrangements, the holder of the custodial receipt has the option to tender the underlying municipal securities at its face value to the sponsor (usually a bank or broker dealer or other financial institution), which is paid periodic fees equal to the difference between the bond's fixed coupon rate and the rate that would cause the bond, coupled with the tender option, to trade at par on the date of a rate adjustment. The Money and Non-Money Market Municipal Portfolios may hold tax-exempt derivatives, such as participation interests and custodial receipts, for municipal obligations which give the holder the right to receive payment of principal subject to the conditions described above. The Internal Revenue Service has not ruled on whether the interest received on tax-exempt derivatives in the form of participation interests or custodial receipts is tax-exempt, and accordingly, purchases of any such interests or receipts are based on the opinion of counsel to the sponsors of such derivative securities. Neither the Fund nor its investment adviser will review the proceedings related to the creation of any tax-exempt derivatives or the basis for such opinions.

          SECURITIES LENDING. A Portfolio would continue to accrue interest on loaned securities and would also earn income on investment collateral for such loans. Any cash collateral received by a Portfolio in connection with such loans would be invested in short-term Government obligations.

          While the Index Master Portfolio may earn additional income from lending securities, such activity is incidental to the investment objective of the Index Master Portfolio. The value of securities loaned may not exceed
33 1/3% of the value of the Index Master Portfolio's total assets. In connection with such loans, the Index Master Portfolio will receive collateral consisting of cash or U.S. Government securities, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. In addition, the Index Master Portfolio will be able to terminate the loan at any time, will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. In the event of the bankruptcy of the borrower, the Trust could experience delay in recovering the loaned securities. Management of the Trust believes that this risk can be controlled through careful monitoring procedures.

          YIELDS AND RATINGS. The yields on certain obligations are dependent on a variety of factors, including general market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of Moody's, Duff & Phelps Credit Co. ("Duff & Phelps"), Fitch Investor Services, Inc. ("Fitch") and S&P represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. Subsequent to its purchase by a Portfolio, a rated security may cease to be rated. The adviser or sub-adviser will consider such an event in determining whether the Portfolio should continue to hold the security.

          SECURITIES OF SMALL CAP ISSUERS. Securities of small cap issues purchased by the Small Cap Value Equity and Small Cap Growth Equity Portfolios may be exchange-listed or purchased "over-the-counter."

          INTEREST RATE TRANSACTIONS AND CURRENCY SWAPS. The Bond Portfolios may enter into interest rate swaps, caps and floors on either an asset-based or liability-based basis, depending on whether a Portfolio is hedging its assets or its liabilities. The International Bond Portfolios may also enter into currency swaps, which involve the exchange of the rights of a Portfolio and another party to make or receive payments in specific currencies.

          A Portfolio will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. In contrast, currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency.

          A Portfolio will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each interest rate swap on a daily basis and will deliver an amount of cash, U.S. Government securities or liquid high-grade debt securities having an aggregate net asset value at least equal to the accrued excess to a custodian that satisfies the requirements of the 1940 Act. A Portfolio will not enter into any interest rate or currently swap unless the unsecured commercial paper, senior debt or claims paying ability of the other party is rated either "A" or "A-1" or better by S&P, Duff & Phelps or Fitch, or "A' or "P-1" or better by Moody's.

          A Portfolio will enter into currency or interest rate swap, cap and floor transactions only with institutions deemed the creditworthy by the Portfolio's adviser or sub-adviser. If there is a default by the other party to such a transaction, a Portfolio will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps.

          INVESTMENT COMPANIES. Each Portfolio, other than the Index Equity Portfolio, currently intends to limit its investments so that, as determined immediately after a securities purchase is made: (i) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Portfolio or by the Fund as a whole.

          SPECIAL CONSIDERATION REGARDING THE OHIO TAX FREE INCOME PORTFOLIO. The Ohio Tax-Free Income Portfolio will not trade its securities for the purpose of seeking profits. For purposes of this policy, the Portfolio may vary its portfolio securities if (i) there has been an adverse change in a security's credit rating or in that of its issuer or in the adviser's or sub-adviser's credit analysis of the security or its issuer; (ii) there has been, in the opinion of the adviser and sub-adviser, a deterioration or anticipated deterioration in general economic or market conditions affecting issuers of Ohio Municipal Obligations, or a change or anticipated change in interest rates;
(iii) adverse changes or anticipated changes in market conditions or economic or other factors temporarily affecting the issuers of one or more portfolio securities make necessary or desirable the sale of such security or securities in anticipation of the Portfolio's repurchase of the same or comparable securities at a later date; or (iv) the adviser or sub-adviser engages in temporary defensive strategies.

          SPECIAL CONSIDERATIONS REGARDING INVESTMENT IN OHIO MUNICIPAL OBLIGATIONS. As described above, the Ohio Tax-Free Money Market and Ohio Tax-Free Income Portfolios (the "Ohio Portfolios") will each invest most of its net assets in securities issued by or on behalf of (or in certificates of participation in lease-purchase obligations of) the State of Ohio, political subdivisions of the State, or agencies or instrumentalities of the State or its political subdivisions

(Ohio Obligations). The Ohio Portfolios are therefore susceptible to general or particular economic, political or regulatory factors that may affect issuers of Ohio Obligations. The following information constitutes only a brief summary of some of the many complex factors that may have an effect. The information does not apply to "conduit" obligations on which the public issuer itself has no financial responsibility. This information is derived from official statements of certain Ohio issuers published in connection with their issuance of securities and from other publicly available information, and is believed to be accurate. No independent verification has been made of any of the following information.

          Generally, the creditworthiness of Ohio Obligations of local issuers is unrelated to that of obligations of the State itself, and the State has no responsibility to make payments on those local obligations. There may be specific factors that at particular times apply in connection with investment in particular Ohio Obligations or in those obligations of particular Ohio issuers. It is possible that the investment may be in particular Ohio Obligations, or in those of particular issuers, as to which those factors apply. However, the information below is intended only as a general summary, and is not intended as a discussion of any specific factors that may affect any particular obligation or issuer.

          Ohio is the seventh most populous state. The 1990 Census count of 10,847,000 indicated a 0.5% population increase from 1980. The Census estimate for 1993 is 11,091,000.

          While diversifying more into the service and other non-manufacturing areas, the Ohio economy continues to rely in part on durable goods manufacturing largely concentrated in motor vehicles and equipment, steel, rubber products and household appliances. As a result, general economic activity, as in many other industrially-developed states, tends to be more cyclical than in some other states and in the nation as a whole. Agriculture is an important segment of the economy, with over half the State's area devoted to farming and approximately 15% of total employment in agribusiness.

          In prior years, the State's overall unemployment rate was commonly somewhat higher than the national figure. For example, the reported 1990 average monthly State rate was 5.7%, compared to the 5.5% national figure. However, for the last four years the State rates were below the national rates (5.5% versus 6.1% in 1994). The unemployment rate and its effects vary among geographic areas of the State.

          There can be no assurance that future national, regional or state-wide economic difficulties, and the resulting impact on State or local government finances generally, will not adversely affect the market value of Ohio Obligations held in the Ohio Portfolios or the ability of particular obligors to make timely payments of debt service on (or lease payments relating to) those Obligations.

          The State operates on the basis of a fiscal biennium for its appropriations and expenditures, and is precluded by law from ending its July 1 to June 30 fiscal year (FY) or fiscal biennium in a deficit position. Most State operations are financed through the General Revenue Fund (GRF), for which the personal income and sales-use taxes are the major sources. Growth and depletion of GRF ending fund balances show a consistent pattern related to national economic conditions, with the ending FY balance reduced during less favorable and increased during more favorable economic periods. The State has well-established procedures for, and has timely taken, necessary actions to ensure resource/expenditure balances during less favorable economic periods. Those procedures included general and selected reductions in appropriations spending.

          Key biennium-ending fund balances at June 30, 1989 were $475.1 million in the GRF and $353 million in the Budget Stabilization Fund (BSF, a cash and budgetary management fund). June 30, 1991 ending fund balances were $135.3 million (GRF) and $300 million (BSF).

          The next biennium, 1992-93, presented significant challenges to State finances, successfully addressed. To allow time to resolve certain budget differences, an interim appropriations act was enacted effective July 1, 1991; it included GRF debt service and lease rental appropriations for the entire 1992-93 biennium, while continuing most other appropriations for a month. Pursuant to the general appropriations act for the entire biennium, passed on July 11, 1991, $200 million was transferred from the BSF to the GRF in FY 1992.

          Based on updated results and forecasts in the course of that FY, both in light of a continuing uncertain nationwide economic situation, there was projected, and then timely addressed a FY 1992 imbalance in GRF resources and expenditures. In response, the Governor ordered most State agencies to reduce GRF spending in the last six months of FY 1992 by a total of approximately $184 million; the $100.4 million BSF balance and additional amounts from certain other funds were transferred late in the FY to the GRF; and adjustments were made in the timing of certain tax payments.

          A significant GRF shortfall (approximately $520 million) was then projected for FY 1993. It was addressed by appropriate legislative and administrative actions, including the Governor's ordering $300 million in selected GRF spending reductions and subsequent executive and legislative action (a combination of tax revisions and additional spending reductions). The June 30, 1993 ending GRF fund balance was approximately $111 million, of which, as a first step to BSF replenishment, $21 million was deposited in the BSF.

          None of the spending reductions were applied to appropriations needed for debt service on or lease rentals relating to any State obligations.

          The 1994-95 biennium presented a more affirmative financial picture. Based on June 30, 1994 balances, an additional $260 million was deposited in the BSF. The biennium ended June 30, 1995 with a GRF ending fund balance of $928 million, of which $535.2 million has been transferred into the BSF (which had a December 8, 1995 balance of over $828 million).

          The GRF appropriations act for the current 1995-96 biennium was on June 28, 1995 passed and promptly signed (after selective vetoes) by the Governor. All necessary GRF appropriations for State debt service and lease rental payments then projected for the biennium were included in that act. In accordance with the appropriations act, the significant June 30, 1995 GRF fund balance, after leaving in the GRF an unreserved and undesignated balance of $70 million, has been transferred to the BSF and other funds, including school assistance funds and, in anticipation of possible federal program changes, a human services stabilization fund.

          The State's incurrence or assumption of debt without a vote of the people is, with limited exceptions, prohibited by current State constitutional provisions. The State may incur debt, limited in amount to $750,000, to cover casual deficits or failures in revenues or to meet expenses not otherwise provided for. The Constitution expressly precludes the State from assuming the debts of any local government or corporation. (An exception is made in both cases for any debt incurred to repel invasion, suppress insurrection or defend the State in war.)

          By 14 constitutional amendments, the last adopted in 1995, Ohio voters have authorized the incurrence of State debt and the pledge of taxes or excises to its payment. At December 8, 1995, $778 million (excluding certain highway bonds payable primarily from highway use charges) of this debt was outstanding. The only such State debt at that date still authorized to be incurred were portions of the highway bonds, and the following: (a) up to $100 million of obligations for coal research and development may be outstanding at any one time ($45.3 million outstanding); (b) $360 million of obligations authorized for local infrastructure improvements, no more than $120 million of which may be issued in any calendar year ($685.4 million outstanding); and (c) up to $200 million in general obligation bonds for parks, recreation and natural resources purposes which may be outstanding at any one time ($47.2 million outstanding, with no more than $50 million to be issued in any one year).

          The electors approved in November 1995 a constitutional amendment that extends the local infrastructure bond program (authorizing an additional $1.2 billion of State full faith and credit obligations to be issued over 10 years for the purpose), and authorizes additional highway bonds (expected to be payable primarily from highway use receipts). The latter supersedes the prior $500 million highway obligation authorization, and authorizes not more than $1.2 billion to be outstanding at any time and not more than $220 million to be issued in a fiscal year.

          Common resolutions are pending in both houses of the General Assembly that would submit a constitutional amendment relating to certain other aspects of State debt. The proposal would authorize, among other things, the issuance of State general obligation debt for a variety of purposes without debt service on all State general obligation debt and GRF-supported obligations not to exceed 5% of the preceding fiscal year's GRF expenditures.

          The Constitution also authorizes the issuance of State obligations for certain purposes, the owners of which do not have the right to have excises or taxes levied to pay debt service. Those special obligations include obligations issued by the Ohio Public Facilities Commission and the Ohio Building Authority, and certain obligations issued by the State Treasurer, $4.5 billion of which was outstanding or awaiting delivery at December 8, 1995.

          A 1990 constitutional amendment authorizes greater State and political subdivision participation (including financing) in the provision of housing.
The General Assembly may for that purpose authorize the issuance of State obligations secured by a pledge of all or such portion as it authorizes of State revenues or receipts (but not by a pledge of the State's full faith and credit).

          A 1994 constitutional amendment pledges the full faith and credit and taxing power of the State to meeting certain guarantees under the State's tuition credit program which provides for purchase of tuition credits, for the benefit of State residents, guaranteed to cover a specified amount when applied to the cost of higher education tuition. (A 1965 constitutional provision that authorized student loan guarantees payable from available State moneys has never been implemented, apart from a "guarantee fund" approach funded essentially from program revenues.)

          The House has adopted a resolution that would submit to the electors a constitutional amendment prohibiting the General

Assembly from imposing a new tax or increasing an existing tax unless approved by a three-fifths vote of each house or by a majority vote of the electors. It cannot be predicted whether required Senate concurrence will be received.

          State and local agencies issue obligations that are payable from revenues from or relating to certain facilities (but not from taxes). By judicial interpretation, these obligations are not "debt" within constitutional provisions. In general, payment obligations under lease-purchase agreements of Ohio public agencies (in which certificates of participation may be issued) are limited in duration to the agency's fiscal period, and are renewable only upon appropriations being made available for the subsequent fiscal period.

          Local school districts in Ohio receive a major portion (state-wide aggregate in the range of 44% in recent years) of their operating moneys from State subsidies, but are dependent on local property taxes, and in 120 districts from voter-authorized income taxes, for significant portions of their budgets. Litigation, similar to that in other states, is pending questioning the constitutionality of Ohio's system of school funding. The trial court concluded that aspects of the system (including basic operating assistance) are unconstitutional, and ordered the State to provide for and fund a system complying with the Ohio Constitution. The State appealed and a court of appeals reversed the trial court's findings for plaintiff districts. The plaintiff coalition has filed an appeal of the court of appeals decision to the Ohio Supreme Court. A small number of the State's 612 local school districts have in any year required special assistance to avoid year-end deficits. A current program provides for school district cash need borrowing directly from commercial lenders, with diversion of State subsidy distributions to repayment if needed. Recent borrowings under this program totalled $94.5 million for 27 districts (including $75 million for one)in FY 1993, $41.1 million for 28 districts in FY 1994, and $71.1 million for 29 districts in FY 1995.

          Ohio's 943 incorporated cities and villages rely primarily on property and municipal income taxes for their operations. With other subdivisions, they also receive local government support and property tax relief moneys distributed by the State. For those few municipalities that on occasion have faced significant financial problems, there are statutory procedures for a joint State/local commission to monitor the municipality's fiscal affairs and for development of a financial plan to eliminate deficits and cure any defaults. Since inception in 1979, these procedures have been applied to 23 cities and villages; for 19 of them the fiscal situation was resolved and the procedures terminated.

          At present the State itself does not levy ad valorem taxes on real or tangible personal property. Those taxes are levied by political subdivisions and other local taxing districts. The Constitution has since 1934 limited to 1% of true value in money the amount of the aggregate levy (including a levy for unvoted general obligations) of property taxes by all overlapping subdivisions, without a vote of the electors or a municipal charter provision, and statutes limit the amount of that aggregate levy to 10 mills per $1 of assessed valuation (commonly referred to as the "ten-mill limitation"). Voted general obligations of subdivisions are payable from property taxes that are unlimited as to amount or rate.

          SPECIAL CONSIDERATIONS REGARDING INVESTMENT IN PENNSYLVANIA MUNICIPAL OBLIGATIONS. The concentration of investments in Pennsylvania Municipal Obligations by the Pennsylvania Municipal Money Market and Pennsylvania Tax-Free Income Portfolios raises special investment considerations. In particular, changes in the economic condition and governmental policies of the Commonwealth of Pennsylvania and its municipalities could adversely affect the value of those Portfolios and their portfolio securities. This section briefly describes current economic trends in Pennsylvania.

          Pennsylvania has historically been dependent on heavy industry although recent declines in the coal, steel and railroad industries have led to diversification of the Commonwealth's economy. Recent sources of economic growth in Pennsylvania are in the service sector, including trade, medical and health services, education and financial institutions. Agriculture continues to be an important component of the Commonwealth's economic structure, with nearly one-third of the Commonwealth's total land area devoted to cropland, pasture and farm woodlands.

          The population of Pennsylvania experienced a slight increase in the period 1980 through 1990 and has a high proportion of persons 65 or older. The Commonwealth is highly urbanized, with almost 85% of the 1980 census population residing in metropolitan statistical areas. The two largest metropolitan statistical areas, those containing the Cities of Philadelphia and Pittsburgh, together comprise approximately 50% of the Commonwealth's total population.

          The Commonwealth utilizes the fund method of accounting and over 120 funds have been established for purposes of recording receipts and disbursements of the Commonwealth, of which the General Fund is the largest. Most of the Commonwealth's operating and administrative expenses are payable from the General Fund. The major tax sources for the General Fund are the sales tax, the personal income tax and the corporate net income tax. Major expenditures of the Commonwealth include funding for education, public health and welfare, transportation, and economic development.

          The constitution of the Commonwealth provides that operating budget appropriations of the Commonwealth may not exceed the estimated revenues and available surplus in the fiscal year for which funds are appropriated. Annual budgets are enacted for the General Fund (the principal operating fund of the Commonwealth) and for certain special revenue funds which together represent the majority of expenditures of the Commonwealth. Although a negative balance was experienced applying generally accepted accounting principles ("GAAP") in the General Fund for fiscal 1990 and 1991, tax increases and spending decreases have resulted in surpluses the last three years; and as of June 30, 1994, the General Fund has had a surplus of $892.9 million. The deficit in the Commonwealth's unreserved/undesignated funds also has been eliminated, and there was a surplus of $79.2 million as of June 30, 1994.

          Current constitutional provisions permit the Commonwealth to issue the following types of debt: (i) electorate approved debt, (ii) debt for capital projects subject to an aggregate debt limit of 1.75 times the annual average tax revenues of the preceding five fiscal years, (iii) tax anticipation notes payable in the fiscal year of issuance and (iv) debt to suppress insurrection or rehabilitate areas affected by disaster. Certain state-created agencies issue debt supported by assets of, or revenues derived from, the various projects financed and the debt of such agencies is not an obligation of the Commonwealth, although some of the agencies are indirectly dependent on Commonwealth appropriations.

          Certain litigation is pending against the Commonwealth that could adversely affect the ability of the Commonwealth to pay debt service on its obligations including suits relating to the following matters: (a) the ACLU has filed suit in Federal court demanding additional funding for child welfare services; the Commonwealth settled a similar suit in the Commonwealth Court of Pennsylvania and is seeking the dismissal of the federal suit, inter alia,
                                                               ----- ----
because of that settlement. After its earlier denial was reversed by the Third Circuit Court of Appeals, the district court granted class certification to the ACLU, and the parties are proceeding with discovery (no available estimates of potential liability); (b) in 1987, the Supreme Court of Pennsylvania held the statutory scheme for county funding of the judicial system to be in conflict with the constitution of the Commonwealth, but stayed judgment pending enactment by the legislature of funding consistent with the opinion, and the legislature has yet to consider legislation implementing the judgment. In 1992, a new action in mandamus was filed seeking to compel the Commonwealth to comply with the original decision; (c) litigation has been filed in both state and Federal court by an association of rural and small schools and several individual school districts and parents challenging the constitutionality of the Commonwealth's system for funding local school districts --the Federal case has been stayed pending resolution of the state case and the state case is in the pre-trial stage (no available estimate of potential liability); and (d) Envirotest/Synteria Partners ("Envirotest") has filed suit against the Commonwealth asserting that it sustained damages in excess of $350 million as a result of investments it made in reliance on a contract to conduct emissions testing before the emissions testing program was suspended. Envirotest has entered into a Standstill Agreement with the Commonwealth pursuant to which the parties will attempt to resolve Envirotest's claims (no available estimate of potential liability).

          Local government units in the Commonwealth of Pennsylvania (which include, among other things, counties, cities, boroughs, towns, townships, school districts and other municipally created units such as industrial development authorities and municipality authorities, including water and sewer authorities) are permitted to issue debt for capital projects: (i) in any amount so long as the debt has been approved by the voters of the local government unit; or (ii) without electoral approval if the aggregate outstanding principal amount of debt of the local government unit is not in excess of 100% of its borrowing base (in the case of a school district of the first class), 300% of its borrowing base (in the case of a county) or 250% of its borrowing base (in the case of all other local government units); or (iii) without electoral approval and without regard to the limit described in (ii) in any amount in the case of certain subsidized debt and qualifying self-liquidating debt. Lease rental debt may also be issued, in which case the total debt limits described in section (ii) (taking into account all existing lease rental debt in addition to all other debt) are increased. The borrowing base for a local government unit is the average of total revenues for the three fiscal years preceding the borrowing. The risk of investing in debt issued by any particular local government unit depends, in the case of general obligation bonds secured by tax revenues, on the credit-worthiness of that issuer or, in the case of revenue bonds, on the revenue producing ability of the project being financed, and not directly on the credit-worthiness of the Commonwealth of Pennsylvania as a whole.

          The City of Philadelphia (the "City") has been experiencing severe financial difficulties which has impaired its access to public credit markets and a long-term solution to the City's financial crisis is still being sought. The City experienced a series of General Fund deficits for fiscal years 1988 through 1992. The City has no legal authority to issue deficit reduction bonds on its own behalf, but state legislation has been enacted to create an Intergovernmental Cooperation Authority (the "Authority") to provide fiscal oversight for Pennsylvania cities (primarily Philadelphia) suffering recurring financial difficulties. The Authority is broadly empowered to assist cities in avoiding defaults and eliminating deficits by encouraging the adoption of sound budgetary practices and issuing bonds. In order for the Authority to issue bonds on behalf of the City, the City and the Authority entered into an intergovernmental cooperative agreement providing the Authority with certain oversight powers with respect to the fiscal affairs of the City. Philadelphia currently is operating under a five year plan approved by the Authority on April 17, 1995 with technical amendments officially incorporated on July 18, 1995. The audited balance of the City's General Fund as of June 30, 1994 was $15.4 million and preliminary unaudited financial statements as of June 30, 1995 project a surplus of $59.6 million.

          The Authority's power to issue further bonds to finance capital projects or deficit expired on December 31, 1994. The Authority may continue to issue debt to finance a cash flow deficit until December 31, 1996, and its ability to refund outstanding bonds is unrestricted.

          Most recently, Moody's has rated the long-term general obligation bonds of the Commonwealth "A1," and Standard & Poor's has rated such bonds "AA-
 ." There can be no assurance that the economic conditions on which these ratings are based will continue or that particular bonds issues may not be adversely affected by changes in economic or political conditions.

          SPECIAL CONSIDERATIONS REGARDING INVESTMENT IN NORTH CAROLINA MUNICIPAL OBLIGATIONS. The concentration of investments in North Carolina Municipal Obligations by the North Carolina Municipal Money Market Portfolio raises special investment considerations. In particular, changes in the economic condition and governmental policies of North Carolina and its political subdivisions, agencies, instrumentalities, and authorities could adversely affect the value of the Portfolio and its portfolio securities. This section briefly describes current economic trends in North Carolina.

          The State of North Carolina has two major operating funds: the General Fund and the Highway Fund. In addition, the 1989 General Assembly created the Highway Trust Fund to provide funding for a major highway construction program. North Carolina derives most of its revenue from taxes, including individual income tax, corporation income tax, sales and use taxes, corporation franchise tax, alcoholic beverage tax, insurance tax, inheritance tax, tobacco products tax, and soft drink tax. North Carolina receives other non-tax revenues which are also deposited in the General Fund. The most important are Federal funds collected by North Carolina agencies, university fees and tuition, interest earned by the North Carolina Treasurer on investments of General Fund moneys and revenues from the judicial branch. The proceeds from the motor fuel tax, highway use tax and motor vehicle license tax are deposited in the Highway Fund and the Highway Trust Fund.

          During the 1989-92 budget years, growth of North Carolina tax revenues slowed considerably, requiring tax increases and budget adjustments, including hiring freezes and restrictions, spending constraints, changes in timing and certain collections and payments, and other short-term budget adjustments necessary to comply with North Carolina's constitutional mandate for a balanced budget. Many areas of North Carolina government were affected. Reductions in capital spending, local government aid, and the use of the budget stabilization reserve, combined with other budget adjustments, brought the budget into balance. Tax increases in the fiscal 1992 budget included a $.01 increase in the North Carolina sales tax and increases in the personal and corporate income tax rates, as well as increases in the tax on cigarettes and alcohol, among other items.

          Fiscal year 1992 ended with a positive fund balance of approximately $164.8 million. By law, $41.2 million of such positive fund balance was required to be reserved in the General Fund of North Carolina as part of a "Savings Reserve," leaving an unrestricted General Fund balance at June 30, 1992 of $123.6 million. Fiscal year 1993 ended with a positive General Fund balance of approximately $537.3 million. Of this amount, $134.3 million was reserved in the Savings Reserve and $57 million was reserved in a Reserve for Repair and Renovation of State Facilities, leaving an unrestricted General Fund balance at June 30, 1993 of $346 million. Fiscal year 1994 ended with a positive General Fund balance of approximately $444.7 million. An additional $178 million was available from a reserved fund balance. Of this aggregate amount, $155.7 million was reserved in the Savings Reserve (bringing the total reserve to $210.6 million after prior withdrawals) and $60 million was reserved in the Reserve for Repair and Renovation of State Facilities (bringing the total reserve to $60 million after prior withdrawals), leaving an unrestricted General Fund balance at June 30, 1994 of $407 million. Fiscal year 1995 ended with a positive General Fund balance of approximately $343.4 million. An additional $269.9 million was available from a reserved fund balance. Of this aggregate amount, $146.3 million was reserved in the Savings Reserve (bringing the total reserve to $423.6 million after prior contributions) and $146.3 million was reserved in the Reserve for Repair and Renovation of State Facilities (bringing the total reserve to $146.3 million after prior withdrawals), leaving an unrestricted General Fund balance at June 30, 1995 of $320.7 million.

          The foregoing results are presented on a budgetary basis. Accounting principles applied to develop data on a budgetary basis differ significantly from those principles used to present financial statements in conformity with generally accepted accounting principles
(GAAP). Based on a modified accrual basis (GAAP), the General Fund balance at June 30, 1993 and 1994 was $681.5 million and $1,240.9 million, respectively. The foregoing results for fiscal year 1995 are based upon unaudited financial information supplied by the Office of State Budget and Management. Modified accrual basis results were not available as of the date this summary was prepared.

          The 1995-97 biennium budget adopted by the General Assembly authorized continuation funding from the General Fund of $9,512 million for fiscal 1996 and $9,763 million for fiscal 1997. Expansion funds of $280 million for fiscal 1996 were approved, along with capital improvements of $114 million for such fiscal year. For fiscal 1997, $267 million of expansion funds were approved, along with $157 million of capital improvements. Tax reductions of approximately $363 million for fiscal 1996 and $400 million for fiscal 1997 were authorized, principally through the repeal of North Carolina's intangible personal property tax and reductions in North Carolina's unemployment and personal income taxes. The General Assembly also took several measures that benefitted North Carolina's Department of Corrections, including a reservation of $33 million to build new prison beds. State workers generally received a 2% pay increase. The General Assembly also passed a package of tort reform bills that included a cap on punitive damage awards.

          The North Carolina budget is based upon a number of existing and assumed State and non-State factors, including State and national economic conditions, international activity, Federal government policies and legislation and the activities of the State's General Assembly. Such factors are subject to change which may be material and affect the budget. The Congress of the United States is considering a number of matters affecting the federal government's relationship with State governments that, if enacted into law, could affect fiscal and economic policies of the States, including North Carolina.

          During recent years North Carolina has moved from an agricultural to a service and goods producing economy. According to the North Carolina Employment Security Commission (the "Commission"), in November 1994, North Carolina ranked ninth among the states in non-agricultural employment and eighth in manufacturing employment. The Commission estimated North Carolina's seasonally adjusted unemployment rate in October 1995 to be 3.9% of the labor force, as compared with an unemployment rate of 5.5% nationwide.

          The following are certain cases pending in which the State of North Carolina faces the risk of either a loss of revenue or an unanticipated expenditure which, in the opinion of the North Carolina Department of State Treasurer, would not materially adversely affect the State's ability to meet its financial obligations:

          1. Swanson v. State of North Carolina -- State Tax Refunds - Federal Retirees. In Davis v. Michigan (1989), the United States Supreme Court ruled
              -----------------
that a Michigan income tax statute which taxed federal retirement benefits while exempting those paid by state and local governments violated the constitutional doctrine of intergovernmental tax immunity. At the time of the Davis decision,
                                                                -----
North Carolina law contained similar exemptions in favor of state and local retirees. Those exemptions were repealed prospectively, beginning with the 1989 tax year. All public pension and retirement benefits are now entitled to a $4,000 annual exclusion.

          Following Davis, federal retirees filed a class action suit in federal
                    -----
court in 1989 seeking damages equal to the North Carolina income tax paid on federal retirement income by the class members. A companion suit was filed in state court in 1990. The complaints alleged that the amount in controversy exceeded $140 million. The North Carolina Department of Revenue estimate of refunds and interest liability is $280.89 million as of June 30, 1994. In 1991, the North Carolina Supreme Court ruled in favor of the State in the state court action, concluding that Davis could only be applied prospectively and that the
                        -----
taxes collected from the federal retirees were thus not improperly collected.
In 1993, the United States Supreme Court vacated that decision and remanded the case back to the North Carolina Supreme Court. The North Carolina Supreme Court then ruled in favor of the State on the grounds that the federal retirees had failed to comply with state procedures for challenging unconstitutional taxes. Plaintiffs petitioned the United States Supreme Court for review of that decision, and the United States Supreme Court denied that petition. The United States District Court ruled in favor of the defendants in the companion federal case, and a petition for reconsideration was denied. Plaintiffs appealed to the United States Court of Appeals, which concurred with the lower court's ruling. The United States Supreme Court rejected an appeal, ruling that the lawsuit was a state matter, leaving the North Carolina Supreme Court's ruling in force.

          An additional lawsuit was recently filed in State Court by federal pensioners to recover State income taxes paid on federal retirement benefits. This case grew out of a claim by federal pensioners in the original federal court case in Swanson. In the new lawsuit, the plaintiffs allege that when the
              -------
State granted an increase in retirement benefits to State retirees in the same legislation that equalized tax treatment between state and federal retirees, the increased benefits to State retirees constituted an indirect violation of Davis.
                                                                          -----
The lawsuit seeks a refund of taxes paid by federal retirees on federal retirement benefits received in the years 1989 through 1993 and refunds or monetary relief sufficient to equalize the alleged on-going discriminatory treatment for those years. An extension of time to answer the complaint has been filed by the North Carolina Attorney General, which believes that sound legal authority and arguments support the denial of this claim.

          2. Bailey v. State of North Carolina -- State Tax Refunds - State Retirees. State and local governmental retirees filed a class action suit in 1990 as a result of the repeal of the income tax exemptions for state and local government retirement benefits. The original suit was dismissed after the North Carolina Supreme Court ruled in 1991 that the plaintiffs had failed to comply with state law requirements for challenging unconstitutional taxes and the United States Supreme Court denied review. In 1992, many of the same plaintiffs filed a new lawsuit alleging essentially the same claims, including breach of contract, unconstitutional impairment of contract rights by the State in taxing benefits that were allegedly promised to be tax-exempt and violation of several state constitutional provisions. On May 31, 1995 the Superior Court issued an order ruling in favor of the plaintiffs. Under the terms of the order, the Superior Court found that the act of the General Assembly that repealed the tax exemption on State and local government retirement benefits is null, void, and unenforceable and that retirement benefits which were vested before August 1989 are exempt from taxation. The North Carolina Attorney General intends to pursue an appeal from this order.

          The North Carolina Attorney General's office estimates that the amount in controversy is approximately $40-$45 million annually for the tax years 1989 through 1991. In addition, it is anticipated that the decision reached in this case will govern the resolution of tax refund claims made by retired state and local government employees for taxes paid on retirement benefit income for tax years after 1991. Furthermore, if the order of the Superior Court is upheld, its provisions would apply prospectively to prevent future taxation of State and local government retirement benefits that were vested before August 1989.

          3. Fulton Corp. v. Justus. The State's intangible personal property tax levied on certain shares of stock has been challenged by the plaintiff on grounds that it violates the United States Constitution Commerce Clause by discriminating against stock issued by corporations that do all or part of their business outside the State. The plaintiff in the action is a North Carolina corporation that does all or part of its business outside the State. The plaintiff seeks to invalidate the tax in its entirety and to recover tax paid on the value of its shares in other corporations. The North Carolina Court of Appeals invalidated the taxable percentage deduction and excised it from the statute beginning with the 1994 tax year. The effect of this ruling is to increase collections by rendering all stock taxable on 100% of its value. The State and the plaintiff sought further appellate review. On December 9, 1994, the North Carolina Supreme Court ruled in favor of the State, reversing the decision of the Court of Appeals and upholding the tax on intangible personal property. The plaintiff's petition for review by the United States Supreme Court was granted. A decision is expected by mid-1996. Net collections from the tax for the fiscal year ended June 30, 1994 amounted to $127.6 million. The North Carolina Attorney General's Office believes that sound legal arguments support the State's position. In April 1995, the North Carolina General Assembly repealed the State's intangible personal property tax, effective for taxable years beginning on or after January 1, 1995.

          In October 1993, the State issued a total of $194.7 million general obligation bonds (consisting of $87.5 million Prison and Youth Services Facilities Bonds, $61 million Public Improvement Refunding Bonds, $30.2 million Highway Refunding Bonds, and $16 million Clean Water Refunding Bonds). An additional $67.5 million general obligation bonds (Prison and Youth Services Facilities Bonds) were issued in November, 1993. On November 2, 1993, a total of $740 million general obligation bonds (consisting of $310 million University Improvement Bonds, $250 million Community College Bonds, $145 million Clean Water Bonds, and $35 million State Parks Bonds) were approved by the voters of the State. Pursuant to this authorization, the State issued $400 million general obligation bonds (Capital Improvement Bonds) in January, 1994. The proceeds of these Capital Improvement Bonds may be used for any purpose for which the proceeds of the University Improvement Bonds, Community College Bonds, and State Parks Bonds may be used (none of such proceeds may be used for Clean Water purposes). An additional $60 million general obligation bonds (Clean Water Bonds) were issued in September and October, 1994. The remaining $85 million general obligation bonds (Clean Water Bonds) were issued in June and July, 1995. The offering of the remaining $195 million of these authorized bonds is anticipated to occur over the next two years.

          Currently, Moody's, S&P and Fitch rate North Carolina general obligation bonds "Aaa," "AAA," and "AAA," respectively. See Appendix A.

          SPECIAL CONSIDERATIONS REGARDING INVESTMENT IN VIRGINIA MUNICIPAL OBLIGATIONS. The Virginia Municipal Money Market Portfolio will invest primarily in Virginia Municipal Obligations. For this reason, the Portfolio is affected by political, economic, regulatory or other developments that constrain the taxing, revenue-collecting and spending authority of Virginia issuers or otherwise affect the ability of Virginia issuers to pay interest, principal or any premium. The following information constitutes only a brief summary of certain of these developments and does not purport to be a complete description of them.

          The rate of economic growth in the Commonwealth of Virginia has increased steadily over the past decade. Per capita income in Virginia has been consistently above national levels over the past decade. The services sector in the Commonwealth generates the largest number of jobs, followed by wholesale and retail trade, government employment and manufacturing. With Northern Virginia, a part of the Washington, D.C., MSA and Hampton Roads the home of the nation's largest concentration of military installations, the Federal government has a greater economic impact on Virginia relative to its size than all states except Alaska and Hawaii. It is unclear what effect the current efforts by the Federal government to restructure the defense budget will have on the long-term economic conditions of Virginia.

          According to statistics published by the U.S. Department of Labor, Virginia typically has one of the lowest unemployment rates in the nation. This is generally attributed to the balance among the various sectors represented in the economy. Virginia is one of twenty states with a right-to-work law and is generally regarded as having a favorable business climate marked by few strikes or work stoppages. Virginia is also one of the least unionized among the industrialized states.

Budget and Deficit Matters

          Virginia's state government operates on a two-year budget. The Constitution vests the ultimate responsibility and authority for levying taxes and appropriating revenue in the General Assembly, but the Governor has broad authority to manage the budgetary process. Once an appropriation act becomes law, revenue collections and expenditures are constantly monitored by the Governor, assisted by the Secretary of Finance and the Department of Planning and Budget, to ensure that a balanced budget is maintained. If projected revenue collections fall below amounts appropriated at any time, the Governor must reduce expenditures and withhold allotments of appropriations (other than for debt service and other specified purposes) to restore balance. An amendment to the Constitution, effective January 1, 1993, established a Revenue Stabilization Fund. This fund is used to offset a portion of anticipated shortfalls in revenues in years when appropriations based on initial forecasts exceed expected revenues in any subsequent forecast. The Revenue Stabilization Fund consists of an amount not to exceed 10 percent of the Commonwealth's average annual tax revenues derived from taxes on income and retail sales.

          General fund revenues are principally composed of direct taxes. In recent fiscal years, most of the total tax revenues have been derived from five major taxes imposed by the Commonwealth on individual and fiduciary income, sales and use, corporate income, public services corporations and premiums of insurance companies.

          In September 1991, the Debt Capacity Advisory Committee was created by the Governor through an executive order. The committee is charged with annually estimating the amount of tax-supported debt that may prudently be authorized consistent with the financial goals, capital needs and policies of the Commonwealth. The committee reviews the outstanding debt of all agencies, institutions, boards and authorities of the Commonwealth for which the Commonwealth has either a direct or indirect pledge of tax revenues or moral obligation.

          The Constitution of Virginia prohibits the creation of debt by or on behalf of the Commonwealth that is backed by the Commonwealth's full faith and credit, except as provided in Section 9 of Article X. Section 9 of Article X contains several different provisions for the issuance of general obligation and other debt, and the Commonwealth is well within its limit for each:

          Section 9(a)(2) provides that the General Assembly may incur general obligation debt to meet certain types of emergencies, subject to limitations on amount and duration; to meet casual deficits in the revenue or in anticipation of the collection of revenues of the Commonwealth; and to redeem a previous debt obligation of the Commonwealth. Total indebtedness issued pursuant to this Section may not exceed 30 percent of an amount equal to 1.15 times the annual tax revenues derived from taxes on income and retail sales, as certified by the Auditor of Public Accounts for the preceding fiscal year.

          Section 9(b) provides that the General Assembly may authorize the creation of general obligation debt for capital projects. Such debt is required to be authorized by an affirmative vote of a majority of each house of the General Assembly and approved in a statewide election. The outstanding amount of such debt is limited to an amount equal to 1.15 times the average annual tax revenues derived from taxes on income and retail sales, as certified by the Auditor of Public Accounts for the three preceding fiscal years less the total amount of bonds outstanding. The amount of 9(b) debt that may be authorized in any single fiscal year is limited to 25 percent of the limit on all 9(b) debt less the amount of 9(b) debt authorized in the current and prior three fiscal years.

          Section 9(c) provides that the General Assembly may authorize the creation of general obligation debt for revenue-producing capital projects (so-called "double-barrel" debt). Such debt is required to be authorized by an affirmative vote of two-thirds of each house of the General Assembly and approved by the Governor. The Governor must certify before the enactment of the authorizing legislation and again before the issuance of the debt that the net revenues pledged are expected to be sufficient to pay principal of and interest on the debt. The outstanding amount of 9(c) debt is limited to an amount equal to 1.15 times the average annual tax revenues derived from taxes on income and retail sales, as certified by the Auditor of Public Accounts for the three preceding fiscal years. While the debt limits under Sections 9(b) and 9(c) are each calculated as the same percentage of the same average tax revenues, these debt limits are separately computed and apply separately to each type of debt.

          Article X further provides in Section 9(d) that the restrictions of
Section 9 are not applicable to any obligation incurred by the Commonwealth or any of its institutions, agencies or authorities if the full faith and credit of the Commonwealth is not pledged or committed to the payment of such obligation. There are currently outstanding various types of such 9(d) revenue bonds. Certain of these bonds, however, are paid in part or in whole from revenues received as appropriations by the General Assembly from general tax revenues, while others are paid solely from revenues of the applicable project.

          The debt repayments of the Virginia Public Building Authority, the Virginia Port Authority, the Virginia College Building Authority Equipment Leasing Program and The Innovative Technology Authority are supported in large part by General Fund appropriations.

          The Commonwealth Transportation Board ("CTB") is a substantial issue of bonds for highway projects. These bonds were refunded in part in 1993 by the issuance of CTB's $91,455,000 Transportation Revenue Refunding Bonds, Series 1993A (U.S. Route 58 Corridor Development Program). Additional costs of that program were financed through the issuance of CTB's $98,715,000 Transportation Revenue Bonds, Series 1993B (U.S. Route 58 Corridor Development Program). In August 1993, CTB also issued its $134,060,000 Transportation Revenue Bonds, Series 1993C (Northern Virginia Transportation District Program). These bonds are secured by and payable from funds appropriated by the General Assembly from the Transportation Trust Fund for such purpose. The Transportation Trust Fund was established by the General Assembly in 1986 as a special non-reverting fund administered and allocated by the Transportation Board to provide increased funding for construction, capital and other needs of state highways, airports, mass transportation and ports. The Virginia Port Authority has also issued bonds which are secured by a portion of the Transportation Trust Fund. Virginia is involved in numerous leases that are subject to appropriation of funding by the General Assembly. The Commonwealth also finances the acquisition of certain personal property and equipment through installment purchase agreements.

          Bonds issued by the Virginia Housing Development Authority, the Virginia Resources Authority and the Virginia Public School Authority are designed to be self-supporting from their individual loan programs. A portion of the Virginia Housing Development Authority and Virginia Public School Authority bonds and all of the Virginia Resources Authority bonds are secured in part by a moral obligation pledge of the Commonwealth. Should the need arise, the Commonwealth may consider funding deficiencies in the respective debt service reserves for such moral obligation debt. To date, none of these authorities has advised the Commonwealth that any such deficiencies exist.

          Local government in the Commonwealth is comprised of 95 counties, 41 incorporated cities, and 188 incorporated towns. The Commonwealth is unique among the several states in that cities and counties are independent, and their land areas do not overlap. The largest expenditure by local governments in the Commonwealth are for education, but local governments also provide other services such as water and sewer, police and fire protection and recreational facilities. The Virginia Constitution impress numerous restrictions on local indebtedness affecting both its incurrence and amount.

          In Davis v. Michigan (decided March 28, 1989), the United States Supreme Court ruled unconstitutional states' exempting from state income tax the retirement benefits paid by the state or local governments without exempting retirement benefits paid by the federal government. At that time, Virginia exempted state and local retirement benefits but not federal retirement benefits. At a Special Session held in April 1989, the General Assembly repealed the exemption of state and local retirement benefits. Following Davis, at least five suits, some with multiple plaintiffs, for refunds of Virginia income taxes, were filed by federal retirees. These suits were consolidated under the name of Harper v. Virginia Department of Taxation.

          In a Special Session, the Virginia General Assembly on July 9, 1994 passed emergency legislation to provide payments to federal retirees in a settlement of the retirees' claims as a result of Davis. The settlement payments are to be made over a five-year period, commencing March 31, 1995. The total amount of authorized appropriates for the settlement is $340 million (payable to participating retirees in installments of $60 million on March 31, 1995, and $70 million on each succeeding March 31 through March 31, 1999, subject to appropriation by the General Assembly).

          Most recently, Moody's has rated the long-term general obligation bonds of the Commonwealth Aaa, and Standard & Poor's has rated such bonds AAA. There can be no assurance that the economic conditions on which these ratings are based will continue or that particular bond issues may not be adversely affected by changes in economic or political conditions.



          SPECIAL CONSIDERATIONS REGARDING INVESTMENT IN NEW JERSEY MUNICIPAL OBLIGATIONS. The State of New Jersey and its political subdivisions, agencies and public authorities are authorized to issue two general classes of indebtedness: general obligation bonds and revenue bonds. Both classes of bonds may be included in the New Jersey Municipal Money Market and New Jersey Tax-Free Income Portfolios. The repayment of principal and interest on general obligation bonds is secured by the full faith and credit of the issuer, backed by the issuer's taxing authority, without recourse to any special project or source of revenue. Special obligation or revenue bonds may be repaid only from revenues received in connection with the project for which the bonds are issued, special excise taxes, or other special revenue sources and generally are issued by entities without taxing power. Neither the State of New Jersey nor any of its subdivisions is liable for the repayment of principal or interest on revenue bonds except to the extent stated in the preceding sentences.

          General obligation bonds of the State are repaid from revenues obtained through the State's general taxing authority. An inability to increase taxes may adversely affect the State's ability to authorize or repay debt.

          Public authorities, private non-profit corporations, agencies and similar entities of New Jersey ("Authorities") are established for a variety of beneficial purposes, including economic development, housing and mortgage financing, health care facilities and public transportation. The Authorities are not operating entities of the State of New Jersey, but are separate legal entities that are managed independently. The State oversees the Authorities by appointing the governing boards, designating management, and by significantly influencing operations. The Authorities are not subject to New Jersey constitutional restrictions on the incurrence of debt, applicable to the State of New Jersey itself, and may issue special obligation or private activity bonds in legislatively authorized amounts.

          An absence or reduction of revenue will affect a bond-issuing Authority's ability to repay debt on special obligation bonds and no assurance can be given that sufficient revenues will be obtained to make such payments, although in some instances repayment may be guaranteed or otherwise secured.

          Various Authorities have issued bonds for the construction of health care facilities, transportation facilities, office buildings and related facilities, housing facilities, pollution control facilities, water and sewage facilities and power and electric facilities. Each of these facilities may incur different difficulties in meeting its debt repayment obligations. Hospital facilities, for example, are subject to changes in Medicare and Medicaid reimbursement regulations, attempts by Federal and state legislatures to limit the costs of health care and management's ability to complete construction projects on a timely basis as well as to maintain projected rates of occupancy and utilization. At any given time, there are several proposals pending on a Federal and state level concerning health care which may further affect a hospital's debt service obligation.

          Housing facilities may be subject to increases in operating costs, management's ability to maintain occupancy levels, rent restrictions and availability of Federal or state subsidies, while power and electric facilities may be subject to increased costs resulting from environmental restrictions, fluctuations in fuel costs, delays in licensing procedures and the general regulatory framework in which these facilities operate. All of these entities are constructed and operated under rigid regulatory guidelines.

          Some entities which financed facilities with proceeds of private activity bonds issued by the New Jersey Economic Development Authority, a major issuer of special obligation bonds, have defaulted on their debt service obligations. Because these special obligation bonds were repayable only from revenue received from the specific projects which they funded, the New Jersey Economic Development Authority was unable to repay the debt service to bondholders for such facilities. Each issue of special obligation bonds, however, depends on its own revenue for repayment, and thus these defaults should not affect the ability of the New Jersey Economic Development Authority to repay obligations on other bonds that it issues in the future.

          The State has, in the past, experienced a period of substantial economic growth with unemployment levels below the national average. Recently, however, the state has experienced an economic slowdown, and its unemployment rate has risen to the extent the State has lost its relative advantage over the nation. To the extent that any adverse conditions exist in the future which affect the obligor's ability to repay debt, the value of the Portfolio may be immediately and substantially affected.

          The following are cases presently pending or threatened in which the State has a potential for either a significant loss of revenue or a significant unanticipated expenditure: (i) several labor unions have challenged 1992 legislation mandating a revaluation of several public employee pension funds which resulted in a refund of $773 million in public employer contributions to the State and significant ongoing annual savings to the State; (ii) several cases filed in the State courts challenged the basis on which recoveries of certain costs for residents in State psychiatric hospitals and other facilities are shared between the State Department of Human Services and the State's county governments, and certain counties are seeking the recovery from the Department of costs they have incurred for the maintenance of such residents; (iii) a lawsuit filed in the United States District Court in 1990 alleges that the State Department of Human Services has established unreasonably low Medicaid payment rates for long-term care facilities; (iv) various hospitals have challenged the Commissioner's calculation of the hospital assessment required by the Health Care Cost Reduction Act of 1991; (v) the 1990 Fair Automobile Insurance Reform Act has been challenged in several State court suits; (vi) the County of Passaic and other parties have filed suit alleging the State violated a 1984 consent order concerning the construction of a resource recovery facility in that county; (vii) several Medicaid eligible children and the Association for Children of New Jersey have filed suit claiming the Medicaid reimbursement rates for services rendered to such children are inadequate under federal law; (viii) a coalition of churches and church leaders in Hudson County have filed suit asserting the State-owned Liberty State Park in Jersey City violates environmental standards; (ix) Waste Management of Pennsylvania, Inc. and an affiliate have filed suit alleging their constitutional rights were violated by the State's issuance of two emergency reduction orders and a draft permit; and
(x) representatives of the trucking industry have filed a constitutional challenge to annual hazardous and solid waste licensure renewal fees.

          Although the Portfolio generally intends to invest its assets primarily in New Jersey Municipal Obligations rated within the two highest rating categories of an NRSRO, there can be no assurance that such ratings will remain in effect until such obligations mature or are redeemed or will not be revised downward or withdrawn. Such revisions or withdrawals may have an adverse affect on the market price of such securities.

          Although there can be no assurance that such conditions will continue, the State's general obligation bonds are currently rated "AA+" by S&P and "AA1" by Moody's.

ADDITIONAL INVESTMENT LIMITATIONS.

          Each Portfolio is subject to the investment limitations enumerated in this subsection which may be changed with respect to a particular Portfolio only by a vote of the holders of a majority of such Portfolio's outstanding shares (as defined below under "Miscellaneous"). The Index Master Portfolio's fundamental investment limitations are described separately.

MONEY MARKET PORTFOLIOS:

          1) Each of the Money Market, Municipal Money Market and U.S. Treasury Money Market Portfolios may not purchase securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or certificates of deposit for any such securities) if more than 5% of the value of the Portfolio's total assets (taken at current value) would be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be owned by the Portfolio or the Fund, except that up to 25% of the value of the Portfolio's total assets (taken at current value) may be invested without regard to these limitations. For purposes of this limitation, a security is considered to be issued by the entity (or entities) whose assets and revenues back the security. A guarantee of a security is not deemed to be a security issued by the guarantor when the value of all securities issued and guaranteed by the guarantor, and owned by the Portfolio, does not exceed 10% of the value of the Portfolio's total assets.

          2) No Portfolio may borrow money or issue senior securities, except that each Portfolio may borrow from banks and (other than a Municipal Money Market Portfolio) enter into reverse repurchase agreements for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and then in amounts not in excess of one-third of the value of the Portfolio's total assets at the time of such borrowing. No Portfolio will purchase securities while its aggregate borrowings (include reverse repurchase agreements and borrowing from banks) in excess of 5% of its total assets are outstanding. Securities held in escrow or separate accounts in connection with a Portfolio's investment practices are not deemed to be pledged for purposes of this limitation.

          3) Each of the Municipal Money Market, U.S. Treasury Money Market, Ohio Municipal Money Market, Pennsylvania Municipal Money Market, North Carolina Municipal Money Market, Virginia Municipal Money Market and New Jersey Municipal Money Market Portfolios may not purchase securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry. The Money Market Portfolio, on the other hand, may not purchase any securities which would cause, at the time of purchase, less than 25% of the value of its total assets to be invested in the obligations of issuers in the banking industry, or in obligations, such as repurchase agreements, secured by such obligations (unless the Portfolio is in a temporary defensive position) or which would cause, at the time of purchase, more than 25% of the value of its total assets to be invested in the obligations of issuers in any other industry. In applying the investment limitations stated in this paragraph, (i) there is no limitation with respect to the purchase of (a) instruments issued (as defined in investment limitation number 1 above) or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, (b) instruments issued by domestic banks (which may include U.S. branches of foreign banks) and (c) repurchase agreements secured by the instruments described in clauses (a) and (b); (ii) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (iii) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will be each considered a separate industry.

          4) Each of the Ohio Municipal Money Market, Pennsylvania Municipal Money Market, North Carolina Municipal Money Market, Virginia Municipal Money Market and New Jersey Municipal Money Market Portfolios will invest at least 80% of its net assets in AMT Paper and instruments the interest on which is exempt from regular Federal income tax, except during defensive periods or during periods of unusual market conditions.

          5) The Municipal Money Market Portfolio will invest at least 80% of its net assets in instruments the interest on which is exempt from regular Federal income tax and is not an item of tax preference for purposes of Federal alternative minimum tax, except during defensive periods or during periods of unusual market conditions.

EQUITY AND BOND PORTFOLIOS:

          Each of Equity and Bond Portfolios (other than the Ohio Tax-Free Income, Pennsylvania Tax-Free Income and New Jersey Tax-Free Income Portfolios) may not:

          1) Purchase securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or certificates of deposit for any such securities) if more than 5% of the value of the Portfolio's total assets would (taken at current value) be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be owned by the Portfolio or the Fund, except that up to 25% of the value of the Portfolio's total assets may (taken at current value) be invested without regard to these limitations. For purposes of this limitation, a security is considered to be issued by the entity (or entities) whose assets and revenues back the security. A guarantee of a security shall not be deemed to be a security issued by the guarantors when the value of all securities issued and guaranteed by the guarantor, and owned by the Portfolio, does not exceed 10% of the value of the Portfolio's total assets.

          Each of the Equity and Bond Portfolios may not:

          2) Purchase any securities which would cause 25% or more of the value of the Portfolio's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to
(i) instruments issued (as defined in Investment Limitation No. 1 above) or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and (ii) repurchase agreements secured by the instruments described in clause (i); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and
(c) utilities will be divided according to their services; for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

          Each Equity and Bond Portfolio (other than the Managed Income, Intermediate Government, Short Government Bond, Intermediate Bond, Government Income and Core Bond Portfolios) may not:

          3) Borrow money or issue senior securities, except that each Portfolio may borrow from banks and enter into reverse repurchase agreements for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and then in amounts not in excess of one-third of the value of the Portfolio's total assets at the time of such borrowing. No Portfolio will purchase securities while its aggregate borrowings (including reverse repurchase agreements and borrowings from banks) in excess of 5% of its total assets are outstanding. Securities held in escrow or separate accounts in connection with a Portfolio's investment practices are not deemed to be pledged for purposes of this limitation.

          The Managed Income, Intermediate Government, Short Government Bond, Intermediate Bond, Government Income, International Bond, Core Bond and Balanced Portfolios may not:

          4) Borrower money or issue senior securities, except that each Portfolio may borrow from banks and enter into reverse repurchase agreements for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets, except in connection with any such borrowing and then in amounts not in excess of one-third of the value of the Portfolio's total assets at the time of such borrowing. No Portfolio will purchase securities while its aggregate borrowings (including reverse repurchase agreements and borrowings from banks) in excess of 5% of its total assets are outstanding. Securities held in escrow or separate accounts in connection with a Portfolio's investment practices are not deemed to be pledged for purposes of this limitation.

MONEY MARKET, EQUITY AND BOND PORTFOLIOS:

          No Portfolio may:

          1. Purchase or sell real estate, except that each Portfolio may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate.

          2. Acquire any other investment company or investment company security except in connection with a merger, consolidation, reorganization or acquisition of assets or where otherwise permitted by the 1940 Act.

          3. Act as an underwriter of securities within the meaning of the Securities Act of 1933 except to the extent that the purchase of obligations directly from the issuer thereof, or the disposition of securities, in accordance with the Portfolio's investment objective, policies and limitations may be deemed to be underwriting.

          4. Write or sell put options, call options, straddles, spreads, or any combination thereof, except for transactions in options on securities, securities indices, futures contracts and options on futures contracts and, in the case of the International Bond Portfolio, currencies.

          5. Purchase securities of companies for the purpose of exercising control.

          6. Purchase securities on margin, make short sales of securities or maintain a short position, except that (a) this investment limitation shall not apply to a Portfolio's transactions in futures contracts and related options or a Portfolio's sale of securities short against the box, and (b) a Portfolio may obtain short-term credit as may be necessary for the clearance or purchases and sales of portfolio securities.

          7. Purchase or sell commodity contracts, or invest in oil, gas or mineral exploration or development programs, except that each Portfolio may, to the extent appropriate to its investment policies, purchase securities (publicly traded securities in the case of each Money Market Portfolio) of companies engaging in whole or in part in such activities and may enter into futures contracts and related options.

          8. Make loans, except that each Portfolio may purchase and hold debt instruments and enter into repurchase agreements in accordance with its investment objective and policies and may lend portfolio securities.

          9. Notwithstanding the investment limitations of the Index Equity Portfolio, the Index Equity Portfolio may invest all of its assets in shares of an open-end management investment company with substantially the same investment objective, policies and limitations as the Portfolio.

          Although the foregoing investment limitations would permit the Money Market Portfolios to invest in options, futures contracts and options on futures contracts, and to sell securities short against the box, those Portfolios do not currently intend to trade in such instruments or engage in such transactions during the next twelve months. Prior to making any such investments, a Money Market Portfolio would notify its shareholders and add appropriate descriptions concerning the instruments and transactions to its Prospectus.

INDEX MASTER PORTFOLIO:

          The investment limitations of the Index Master Portfolio, the Portfolio in which the Index Equity Portfolio expects to invest all of its investable assets, are separate from those of the Index Equity Portfolio. The Index Master Portfolio may not:

          1. Invest in commodities or real estate, including limited partnership interests therein, although it may purchase and sell securities of companies which deal in real estate and securities which are secured by interests in real estate, and may purchase or sell financial futures contracts and options thereon;

          2. Make loans of cash, except through the acquisition of repurchase agreements and obligations customarily purchased by institutional investors;

          3. As to 75% of the total assets of the Index Master Portfolio, invest in the securities of any issuer (except obligations of the U.S. Government and its instrumentalities) if, as a result, more than 5% of the Index Master Portfolio's total assets, at market, would be invested in the securities of such issuer;

          4. Purchase or retain securities of an issuer if those officers and trustees of the Trust or officers and directors of the Trust's investment adviser owning more than 1/2 of 1% of such securities together own more than 5% of such securities;

          5. Borrow, except from banks and as a temporary measure for extraordinary or emergency purposes and then, in no event, in excess of 5% of the Index Master Portfolio's gross assets valued at the lower of market or cost; provided that it may borrow amounts not exceeding 33% of its net assets from banks and pledge not more than 33% of such assets to secure such loans;

          6. Pledge, mortgage, or hypothecate any of its assets to an extent greater than 10% of its total assets at fair market value, except as described in (5) above;

          7. Invest more than 10% of the value of its total assets in illiquid securities which include certain restricted securities, repurchase agreements with maturities of greater than seven days, and other illiquid investments;

          8. Engage in the business of underwriting securities issued by others;

          9. Invest for the purpose of exercising control over management of any company;

          10. Invest its assets in securities of any investment company, except in connection with a merger, acquisition of assets, consolidation or reorganization;

          11. Invest more than 5% of its total assets in securities of companies which have (with predecessors) a record of less than three years' continuous operation;

          12. Acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of its total assets would be invested in securities of companies within such industry;

          13. Write or acquire options (except as described in (1) above) or interests in oil, gas or other mineral exploration, leases or development programs;

          14. Purchase warrants; however, it may acquire warrants as a result of corporate actions involving its holdings of other equity securities;

          15. Purchase securities on margin or sell short; or

          16.  Acquire more than 10% of the voting securities of any issuer.

Although (2) above prohibits cash loans, the Index Master Portfolio is authorized to lend portfolio securities. With respect to (7) above, pursuant to Rule 144A under the 1993 Act, the Index Master Portfolio may purchase certain unregistered (i.e. restricted) securities upon a determination that a liquid institutional market exists for the securities. If it is decided that a liquid market does exist, the securities will not be subject to the 10% limitation on holdings of illiquid securities stated in (7) above. While maintaining oversight, the Board of Trustees of the Trust has delegated the day-to-day function of making liquidity determinations to DFA, the Index Master Portfolio's adviser. For Rule 144A securities to be considered liquid, there must be at least two dealers making a market in such securities. After purchase, the Board of Trustees of the Trust and DFA will continue to monitor the liquidity of Rule 144A securities.

          For purposes of (12) above, utility companies will be divided according to their services; e.g., gas, gas transmission, electric and gas, electric, water and telephone will each be considered a separate industry.

          Because the structure of the Index Master Portfolio is based on the relative market capitalizations of eligible holdings, it is possible that the Index Master Portfolio might include at least 5% of the outstanding voting securities of one or more issuers. In such circumstances, the Trust and the issuer would be deemed "affiliated persons" under the Investment Company Act of 1940, and certain requirements of the Act regulating dealings between affiliates might become applicable.


                             TRUSTEES AND OFFICERS

THE FUND

          The trustees and executive officers of the Fund, and their business addresses and principal occupations during the past five years, are:

                                                   PRINCIPAL OCCUPATION
NAME AND ADDRESS             POSITION WITH FUND   DURING PAST FIVE YEARS
---------------------------  ------------------  ------------------------

William O. Albertini         Trustee             Executive Vice President
Bell Atlantic Corporation                        and Chief Financial
1717 Arch Street                                 Officer since February
47th Floor West                                  1995, Vice President and
Philadelphia, PA  19103                          Chief Financial Officer
Age:  52                                         from January 1991 -February
                                                 1995, Bell Atlantic Corporation
                                                 (a diversified telecommuni-
                                                 cations company); Chairman,
                                                 President and Chief Executive
                                                 Officer from August 1989 -
                                                 January 1991, Bell Atlantic
                                                 Enterprises International,
                                                 Inc.; Director, Groupo
                                                 Iusacell, S.A. de C.V. since
                                                 June 1994; Director, American
                                                 Waterworks, Inc. since May
                                                 1990; Trustee, The Carl E. &
                                                 Emily I. Weller Foundation
                                                 since October 1991.

Raymond J. Clark             Trustee             Treasurer of Princeton
Office of the Treasurer                          University since 1987;
Princeton University                             Trustee, The Compass
3 New South Building                             Capital Group of Funds
P.O. Box 35                                      since 1987; Trustee,
Princeton, New Jersey  08540                     United-Way Princeton Area
Age:  60                                         Communities from 1992-94;
                                                 Trustee, Chemical Bank, New
                                                 Jersey Advisory Board from 1994
                                                 until 1995; Trustee, American
                                                 Red Cross - Mercer County
                                                 Chapter since 1995; and
                                                 Trustee, United Way-Greater
                                                 Mercer County since 1995.

Robert M. Hernandez          Trustee             Director since 1991; Vice
USX Corporation                                  Chairman and Chief
600 Grant Street                                 Financial Officer since
6105 USX Tower                                   since 1994, Executive
Pittsburgh, PA  15219                            Vice President -
Age:  51                                         Chief Financial Officer from
                                                 1991 to 1994, Senior Vice
                                                 President - Finance and
                                                 Treasurer from 1990 to 1991,
                                                 USX Corporation (a diversified
                                                 company principally engaged in
                                                 energy and steel business);
                                                 Director, ACE Limited; Trustee,
                                                 Allegheny General Hospital and
                                                 Allegheny Accounting & Finance
                                                 and

                                                 Health, Education and Research
                                                 Foundation; Director, Marinette
                                                 Marine Corporation; Director;
                                                 Pittsburgh Baseball, Inc.; and
                                                 Director and Chairman of the
                                                 Board, RMI Titanium Company.

Anthony M. Santomero         Trustee             Deputy Dean from
310 Keithwood Road                               1990 to 1994, Richard
Wynnewood, PA  19096                             K. Mellon Professor
Age: 48                                          of Finance since April 1984,
                                                 Director, Wharton Financial
                                                 Institutions Center, since July
                                                 1995, and Dean's Advisory
                                                 Council Member since July 1984,
                                                 The Wharton School, University
                                                 of Pennsylvania; Associate
                                                 Editor, Journal of Banking and
                                                 Finance since June 1978;
                                                 Associate Editor, Journal of
                                                 Economics and Business since
                                                 October 1979; Associate Editor,
                                                 Journal of Money, Credit and
                                                 Banking since January 1980;
                                                 Research Associate, New York
                                                 University Center for Japan-
                                                 U.S. Business and Economic
                                                 Studies since July 1989;
                                                 Editorial Advisory Board, Open
                                                 Economics Review since November
                                                 1990; Director, The Zweig Fund
                                                 and The Zweig Total Return
                                                 Fund; Director or Trustee of
                                                 Temporary Investment Fund,
                                                 Inc., Trust for Federal
                                                 Securities, Municipal Fund for
                                                 Temporary Investment, Municipal
                                                 Fund for California Investors,
                                                 Inc., Municipal Fund for New
                                                 York Investors, Inc., and

                                                Provident Institutional Fund.

David R. Wilmerding, Jr.      Vice-Chairman     President, Gates,
One Aldwyn Center             of the Board      Wilmerding, Carper &
Villanova, PA  19085                            Rawlings, Inc.
Age: 60                                         (investment advisers) since
                                                February 1989; Director, Beaver
                                                Management Corporation;
                                                Director, Independence Square
                                                Income Securities, Inc.; Until
                                                September 1988, President,
                                                Treasurer and Trustee, The
                                                Mutual Assurance Company; Until
                                                September 1988, Chairman,
                                                President Treasurer and
                                                Director, The Green Tree
                                                Insurance Company (a wholly-
                                                owned subsidiary of The Mutual
                                                Assurance Company); Until
                                                September 1988, Director,
                                                Keystone State Life Insurance
                                                Company; Director, Trustee or
                                                Managing General Partner of a
                                                number of investment companies
                                                advised by PIMC.


Edward J. Roach               Treasurer         Certified Public
400 Bellevue Parkway          and Vice-         Accountant; Partner of
Suite 100                     President         the accounting firm of
Wilmington, DE  19809                           Main Hurdman until 1981;
Age: 71                                         Vice Chairman of the Board, Fox
                                                Chase Cancer Center; Trustee
                                                Emeritus, Pennsylvania School
                                                for the Deaf; President, Vice
                                                President and/or Treasurer of a
                                                number of investment companies
                                                advised by PIMC; Director, The
                                                Bradford Funds, Inc. since 1995.

Morgan R. Jones               Secretary         Partner in the law
Philadelphia National                           firm of Drinker Biddle &
  Bank Building                                 Reath, Philadelphia,
1345 Chestnut Street                            Pennsylvania.
Philadelphia, PA 19107-3496
Age: 55

     The Fund pays trustees who are not affiliated with PNC Asset Management Group, Inc. ("PAMG") or Compass Distributors, Inc. ("CDI" or "Distributor") $5,500 annually and $500 per meeting of the Board or any committee thereof that is not held in conjunction with a Board meeting (subject to a cap of $6,000 per year for such meeting fees), and pays the Chairman an additional $5,000 annually. Trustees who are not affiliated with PAMG or the Distributor are reimbursed for any expenses incurred in attending meetings of the Board of Trustees or any committee thereof. No officer, director or employee of PAMG, PNC Institutional Management Group, Inc. ("PIMC"), Provident Capital Management, Inc. ("PCM"), BlackRock Financial Management, Inc. ("BlackRock"), PNC Equity Advisors Company ("PEAC"), Morgan Grenfell Investment Services, Ltd. ("Morgan Grenfell"), PFPC Inc. ("PFPC"), Compass Capital Group, Inc. ("CCG"), PDI (PDI, collectively with PFPC and CCG, the "Administrators"), the Distributor or PNC Bank, National Association ("PNC Bank" or the "Custodian") currently receives any compensation from the Fund. Drinker Biddle & Reath, of which Mr. Jones is a partner, receives legal fees as counsel to the Fund. As of the date of this Statement of Additional Information, the trustees and officers of the Fund, as a group, owned less than 1% of the outstanding shares of each Portfolio.

The table below sets forth the compensation actually received from the Fund Complex of which the Fund is a part by the trustees for the fiscal year ended September 30, 1995:

                                                                          TOTAL
                                            PENSION OR                    COMPENSATION
                                            RETIREMENT                    FROM
                            AGGREGATE       BENEFITS       ESTIMATED      REGISTRANT AND
                            COMPENSATION    ACCRUED AS     ANNUAL         FUND COMPLEX/1/
NAME OF PERSON,             FROM            PART OF FUND   BENEFITS UPON  PAID TO
POSITION                    REGISTRANT      EXPENSES       RETIREMENT     TRUSTEES
---------------             ------------    -------------  -------------- --------------------

Philip E. Coldwell,/*/            $ 9,500       n/a            n/a         (4)/2/  $46,200
 Trustee

Robert R. Fortune,/*/             $ 9,500       n/a            n/a         (6)/2/  $66,200
 Trustee

Rodney D. Johnson,/*/             $ 9,500       n/a            n/a         (6)/2/  $58,450
 Trustee

G. Willing Pepper,/*/             $14,000       n/a            n/a         (7)/2/  $98,850
 Chairman of the
 Board and President

Anthony M.                        $ 9,000       n/a            n/a         (6)/2/  $51,000
 Santomero, Trustee

David R. Wilmerding,              $ 9,500       n/a            n/a         (7)/2/  $63,200
 Jr., Trustee

William O.
 Albertini, Trustee**            N/A            N/A            N/A              N/A


Raymond J. Clark,
 Trustee**                       N/A            N/A            N/A              N/A

Robert M. Hernandez,
 Trustee**                       N/A            N/A            N/A              N/A

* Messrs. Coldwell, Fortune, Johnson and Pepper resigned from their respective positions with the Fund on January 4, 1996.

** Messrs. Albertini, Clark and Hernandez were not yet trustees as of September 30, 1995.

==============
1. A Fund Complex means two or more investment companies that hold themselves out to investors as related companies for purposes of investment and investor services, or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other investment companies.

2. Total number of such other investment companies trustee serves on within the Fund Complex.

THE TRUST

     The names, ages and addresses of the trustees and officers of the Trust and a brief statement of their present positions and principal occupations during the past five years is set forth below. As used below, "DFA Entities" refers to the following: Dimensional Fund Advisors Inc., Dimensional Fund Advisors Ltd., DFA Australia Pty Limited, DFA Investment Dimensions Group Inc. (Registered Investment Company), Dimensional Emerging Markets Fund Inc. (Registered Investment Company), Dimensional Investment Group Inc. (Registered Investment Company) and DFA Securities Inc.



TRUSTEES
--------

David G. Booth*     Trustee,            President, Chairman-Chief Executive
Santa Monica,       President and       Officer and Director of all DFA
 CA                 Chairman-Chief      Entities, except Dimensional Fund
Age:  49            Executive Officer   Advisors Ltd., of which he is
                                        Chairman and Director



George M.           Trustee             Leon Carroll Marshall Professor of
 Constantinides                         Finance, Graduate School of
Chicago, IL                             Business, University of Chicago.
Age:  47                                Director, DFA Investment Dimensions
                                        Group Inc., Dimensional Investment
                                        Group Inc. and Dimensional Emerging
                                        Markets Fund Inc.



John P. Gould       Trustee             Distinguished Service Professor of
Chicago, IL                             Economics, Graduate School of
Age:  57                                Business, University of Chicago.
                                        Trustee, First Prairie Funds
                                        (registered investment companies).
                                        Director, DFA Investment Dimensions
                                        Group Inc., Dimensional Investment
                                        Group Inc., Dimensional Emerging
                                        Markets Fund Inc. and Harbor
                                        Investment Advisors.



Roger G.            Trustee             Professor in Practice of Finance,
 Ibbotson                               Yale School of Management.
New Haven, CT                           Director, DFA Investment Dimensions
Age:  52                                Group Inc., Dimensional Investment
                                        Group Inc., Dimensional Emerging
                                        Markets Fund Inc., Hospital Fund,
                                        Inc. (investment management
                                        services) and Birr Portfolio
                                        Analysis, Inc. (software products).
                                        Chairman, Institute Study of
                                        Securities Markets.  Chairman and
                                        President, Ibbotson Associates,
                                        Inc., Chicago, IL (software, data,
                                        publishing and consulting).

Merton H.           Trustee             Robert R. McCormick Distinguished
 Miller                                 Service Professor Emeritus,
Chicago, IL                             Graduate School of Business,
Age:  72                                University of Chicago.  Director,
                                        DFA Investment Dimensions Group
                                        Inc., Dimensional Investment Group
                                        Inc. and Dimensional Emerging
                                        Markets Fund Inc.



Myron S.            Trustee             Frank E. Buck Professor of Finance,
 Scholes                                Graduate School of Business and
Greenwich, CT                           Professor of Law, Law School,
Age:  54                                Senior Research Fellow, Hoover
                                        Institution, (all) Stanford
                                        University.  Director, DFA
                                        Investment Dimensions Group Inc.,
                                        Dimensional Investment Group Inc.,
                                        Dimensional Emerging Markets Fund
                                        Inc., Benham Capital Management
                                        Group of Investment Companies and
                                        Smith Breedon Group of Investment
                                        Companies.  Limited Partner, Long-
                                        Term Capital Management L.P. (money
                                        manager).



Rex A.              Trustee, Chairman   Chairman, Chief Investment Officer
 Sinquefield*       and Chief           and Director of all DFA Entities,
Santa Monica,       Investment          except Dimensional Fund Advisors
 CA                 Officer             Ltd., of which he is Chairman,
Age:  51                                Chief Executive Officer and
                                        Director.



*Interested
 Trustees of the
 Trust.
_____________

OFFICERS
--------

Arthur Barlow       Vice President      Vice President of all DFA Entities.
Santa Monica,
 CA
Age:  40

Truman Clark        Vice President      Vice President of all DFA Entities.
Santa Monica,                           Consultant until October 1995 and
CA                                      Principal and Manager of Product
Age:  54                                Development, Wells Fargo Nikko
                                        Investment Advisors from 1990-1994.

Maureen Connors     Vice President      Vice President of all DFA Entities.
Santa Monica,
 CA
Age:  59




Robert Deere        Vice President      Vice President of all DFA Entities.
Santa Monica,
 CA
Age:  38

Irene R.            Vice President,     Vice President and Secretary of all
 Diamant            Secretary           DFA Entities.  Associate attorney,
Santa Monica,                           Cahill Gordon & Reindel from 1987
 CA                                     to 1991.
Age:  45


Eugene Fama,        Vice President      Vice President of all DFA Entities.
 Jr.
Santa Monica,
 CA
Age:  35

David Plecha        Vice President      Vice President of all DFA Entities.
Santa Monica,
 CA
Age:  34

George Sands        Vice President      Vice President of all DFA Entities.
Santa Monica,                           Managing Director, Asset Strategy
 CA                                     Consulting, Los Angeles, CA from
Age:  40                                1991 to 1992 and previously Vice
                                        President of Wilshire Associates,
                                        Santa Monica, CA.

Michael T.          Vice President,     Vice President, Chief Financial
 Scardina           Chief Financial     Officer, Controller and Treasurer
Santa Monica,       Officer,            of all DFA Entities.
 CA                 Controller and
Age:  40            Treasurer


Cem Severoglu       Vice President      Vice President of all DFA Entities.
Santa Monica,
 CA
Age:  31

Jeanne C.           Executive Vice      Executive Vice President of all DFA
 Sinquefield,       President           Entities.
 Ph.D.
Santa Monica,
 CA
Age:  49



Rex A. Sinquefield, Trustee, Chairman and Chief Investment Officer of the Trust and Jeanne C. Sinquefield, Executive Vice President of the Trust, are husband and wife.


     Set forth below is a table listing, for each trustee of the Trust entitled to receive compensation, the compensation received from the Trust during the fiscal year ended November 30, 1995 and the total compensation received from all four registered investment companies for which Dimensional Fund Advisors Inc. ("DFA") served as investment adviser during that same fiscal year.


                                                                          TOTAL
                                            PENSION OR                    COMPENSATION
                                            RETIREMENT                    FROM
                            AGGREGATE       BENEFITS       ESTIMATED      REGISTRANT AND
                            COMPENSATION    ACCRUED AS     ANNUAL         FUND COMPLEX/1/
NAME OF PERSON,             FROM            PART OF FUND   BENEFITS UPON  PAID TO
POSITION                    REGISTRANT      EXPENSES       RETIREMENT     TRUSTEES
---------------             ------------    -------------  -------------- ----------------
George M.                          $5,000       n/a            n/a                 $30,000
 Constantinides

John P. Gould                      $5,000       n/a            n/a                 $30,000

Roger G. Ibbotson                  $5,000       n/a            n/a                 $30,000

Merton H. Miller                   $4,000       n/a            n/a                 $24,000
Myron S. Scholes                   $5,000       n/a            n/a                 $30,000


                 SHAREHOLDER AND TRUSTEE LIABILITY OF THE FUND

  Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, the Fund's Declaration of Trust provides that shareholders shall not be subject to any personal liability in connection with the assets of the Fund for the acts or obligations of the Fund, and that every note, bond, contract, order or other undertaking made by the Fund shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of the trust property of any shareholder held personally liable solely by reason of his being or having been a shareholder and not because of his acts or omissions or some other reason. The Declaration of Trust also provides that the Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund, and shall satisfy any judgment thereon.

     The Declaration of Trust further provides that all persons having any claim against the trustees or Fund shall look solely to the trust property for payment; that no trustee of the Fund shall be personally liable for or on account of any contract, debt, tort, claim, damage, judgment or decree arising out of or connected with the administration or preservation of the trust

---------------
1. A Fund Complex means two or more investment companies that hold themselves out to investors as related companies for purposes of investment and investor services, or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other investment companies.

property or the conduct of any business of the Fund; and that no trustee shall be personally liable to any person for any action or failure to act except by reason of his own bad faith, willful misfeasance, gross negligence or reckless disregard of his duties as a trustee. With the exception stated, the Declaration of Trust provides that a trustee is entitled to be indemnified against all liabilities and expenses reasonably incurred by him in connection with the defense or disposition of any proceeding in which he may be involved or with which he may be threatened by reason of his being or having been a trustee, and that the Fund will indemnify officers, representatives and employees of the Fund to the same extent that trustees are entitled to indemnification.


                      INVESTMENT ADVISORY, ADMINISTRATION,
                    DISTRIBUTION AND SERVICING ARRANGEMENTS

     ADVISORY AND SUB-ADVISORY AGREEMENTS. The advisory and sub-advisory services provided by PAMG, PIMC, BlackRock, PCM, PEAC, Morgan Grenfell and, with respect to the Index Master Portfolio, Dimensional Fund Advisors Inc. ("DFA") and the fees received by each of them for such services are described in the Prospectuses. As stated in the Prospectuses, PAMG may from time to time voluntarily waive its advisory fees with respect to a Portfolio and may voluntarily reimburse Portfolios for expenses. In addition, if the total expenses borne by any Portfolio in any fiscal year exceed the expense limitations imposed by applicable state securities regulations, PAMG and the Administrators will bear the amount of such excess to the extent required by such regulations in proportion to the fees otherwise payable to them for such year. Such amount, if any, will be estimated and accrued daily and paid on a monthly basis. As of the date of this Statement of Additional Information, to the knowledge of the Fund, there were no state expense limitations more restrictive than the following: 2 1/2% of the first $30 million of average annual net assets, 2% of the next $70 million of average annual net assets, and 1/2% of average annual net assets in excess of $100 million.

     PAMG renders advisory services to each of the Portfolios, except the Index Equity Portfolio, pursuant to an Investment Advisory Agreement. PIMC currently renders advisory services to the Index Equity Portfolio pursuant to an Investment Advisory Agreement. From each Portfolio's (other than the Index Equity Portfolio) respective commencement of operations to January 4, 1996 PIMC served as adviser. PCM renders sub-advisory services to the Balanced, Value Equity, Small Cap Value Equity, International Equity, Select Equity and International Emerging Markets Portfolios pursuant to Sub-Advisory Agreements. PIMC renders sub-advisory services to the Money Market, U.S. Treasury Money Market, Municipal Money Market, Ohio Municipal Money

Market, Pennsylvania Municipal Money Market, North Carolina Municipal Money Market, Virginia Municipal Money Market and New Jersey Municipal Money Market Portfolios pursuant to Sub-Advisory Agreements. BlackRock renders sub-advisory services to the Balanced, Managed Income, Intermediate Government, Tax-Free Income, Ohio Tax-Free Income, Pennsylvania Tax-Free Income, Short Government Bond, Intermediate Bond, New Jersey Tax-Free Income, Core Bond and Government Income Portfolios pursuant to Sub-Advisory Agreements. PEAC renders sub-advisory services to the Index Equity, Growth Equity and Small Cap Growth Equity Portfolios pursuant to Sub-Advisory Agreements. Morgan Grenfell renders sub-advisory services to the International Bond Portfolio pursuant to a Sub-Advisory Agreement. DFA renders advisory services to the Index Master Portfolio, the registered investment company in which the Index Equity Portfolio expects to invest all of its assets, which will be pursuant to an Investment Management Agreement. At such time, PIMC will not render advisory services, and PEAC will not render sub-advisory services, to the Index Equity Portfolio. These Advisory and Sub-Advisory Agreements are collectively referred to as the "Advisory Contracts."

     From December 1, 1992 (commencement of operations) to March 29, 1995, PNC Bank, Ohio, National Association ("PNC Bank Ohio") served as sub-adviser to the Ohio Tax-Free Income Portfolio. From November 1, 1989 (commencement of operations) to September 10, 1993, PNC Bank Ohio served as sub-adviser to the Municipal Money Market Portfolio. From November 1, 1989 (commencement of operations) to September 10, 1993, PNC Bank Ohio served as sub-adviser to the Managed Income and Growth Equity Portfolios. From April 20, 1992 (commencement of operations) to July 22, 1992, Advanced Investment Management, Inc., PEAC served as sub-adviser to the Index Equity Portfolio and from July 23, 1993 until the Index Equity Portfolio's expected investment in the Index Master Portfolio, PEAC continues to serve as sub-advisor. From April 20, 1992 to September 10, 1993, PCM served as sub-adviser to the Intermediate Government Portfolio. From July 23, 1992 to March 29, 1995, PNC Bank served as sub-adviser to the Index Equity Portfolio. From September 11, 1993 to March 29, 1995, PNC Bank served as sub-adviser to the Managed Income, Intermediate Government and Growth Equity Portfolios. From December 1, 1992 (commencement of operations) to March 29, 1995, PNC Bank served as sub-adviser to the Ohio Tax-Free Income and Pennsylvania Tax-Free Income Portfolios. From September 13, 1993 (commencement of operations) to March 29, 1995, PNC Bank served as sub-adviser to the Select Equity Portfolio. From September 14, 1993 (commencement of operations) to March 29, 1995, PNC Bank served as sub-adviser to the Small Cap Growth Equity Portfolio. From September 17, 1993 (commencement of operations) to March 29, 1995, PNC Bank served as sub-adviser to the Intermediate Bond Portfolio. From May 14, 1990 (commencement of operations) to July 1, 1995, PNC Bank served as sub-adviser to the Tax-Free Income Portfolios. PNC Bank served as sub-adviser for the Money

Market Portfolio from October 4, 1989 (commencement of operations) to December 20, 1995; for the Municipal Money Market Portfolio from September 10, 1993 to December 20, 1995; for the U.S. Treasury Money Market Portfolio from November 1, 1989 (commencement of operations) to December 20, 1995; for the Ohio Municipal Money Market Portfolio from June 1, 1993 (commencement of operations) to December 20, 1995; for the Pennsylvania Municipal Money Market Portfolio from June 1, 1993 (commencement of operations) to December 20, 1995; for the North Carolina Municipal Money Market from May 4, 1993 (commencement of operations) to December 20, 1995; for the Virginia Municipal Money Market Portfolio from July 25, 1994 (commencement of operations) to December 20, 1995, and for the New Jersey Municipal Money Market Portfolio from _________ to December 20, 1995. From _________ to ___________ MidLantic Bank, N.A. ("MidLantic Bank") served as investment adviser to the predecessor portfolio of the International Bond Portfolio. From _________ to ___________ MidLantic Bank served as investment adviser to the predecessor portfolio of the New Jersey Tax-Free Income Portfolio. From _________ to ___________ BlackRock served as investment adviser to the predecessor portfolio of the Core Bond Portfolio. From _________ to ___________ BlackRock served as investment adviser to the predecessor portfolio of the Short Government Bond Portfolio.

     Under the relevant Advisory Contracts, PAMG, PIMC, PCM, PEAC, BlackRock and Morgan Grenfell are not liable for any error of judgment or mistake of law or for any loss suffered by the Fund or a Portfolio in connection with the performance of the Advisory Contracts. Under the Advisory Contracts, PAMG, PIMC, PCM, PEAC, BlackRock, Morgan Grenfell and DFA are liable for a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard of their respective duties and obligations thereunder. Each of the Advisory Contracts (except the Advisory Contract relating to the Index Master Portfolio) is terminable as to a Portfolio by vote of the Fund's Board of Trustees or by the holders of a majority of the outstanding voting securities of the relevant Portfolio, at any time without penalty, on 60 days' written notice to PAMG, PIMC, PCM, PEAC, Morgan Grenfell or BlackRock, as the case may be. PAMG, PIMC, PCM, PEAC, Morgan Grenfell and BlackRock may also terminate their advisory relationship with respect to a Portfolio, on 60 days' written notice to the Fund. The Advisory Contract relating to the Index Master Portfolio is terminable by vote of the Trust's Board of Trustees or by the holders of a majority of the outstanding voting securities of the Index Master Portfolio at any time without penalty on 60 days' written notice to DFA. DFA may also terminate its advisory relationship with respect to the Index Master Portfolio on 90 days' written notice to the Trust. Each of the Advisory Contracts terminates automatically in the event of its assignment.

  For the year or periods ended September 30, 1995, the Fund paid PIMC advisory fees, and PIMC waived advisory fees and reimbursed expenses, as follows:


                                         FEES PAID               REIMBURSE-
                                          (AFTER                 ----------
PORTFOLIOS                               WAIVERS)     WAIVERS      MENTS
----------                               ----------  ----------  ----------

Money Market                            $1,051,446   $5,217,130     $     0

Municipal Money Market                  $  189,929   $  921,718     $     0

U.S. Treasury Money Market              $  489,209   $2,327,266     $     0

Ohio Municipal Money Market             $   49,133   $  245,955     $     0

Pennsylvania Municipal Money Market     $  304,651   $1,264,187     $     0

North Carolina Municipal Money
 Market                                 $   46,472   $  369,591     $ 4,999


Managed Income                          $1,790,332   $  767,285     $     0

Tax-Free Income                         $        0   $   49,671     $ 1,599

Intermediate Government                 $  379,534   $  569,302     $     0

Ohio Tax-Free Income                    $        0   $   42,044     $ 6,713

Pennsylvania Tax-Free Income            $  161,038   $  137,951     $     0

Intermediate Bond                       $  342,301   $  335,908     $     0

Value Equity                            $2,832,644   $  746,727     $     0

Growth Equity                           $  866,271   $  324,851     $     0

Small Cap Growth Equity                 $  618,374   $  137,615     $     0

Select Equity                           $  691,447   $  259,293     $     0

Index Equity                            $   30,772   $  382,205     $     0

Small Cap Value Equity                  $1,143,071   $  114,307     $     0

International Equity                    $2,391,607   $  597,902     $     0

Balanced                                $  642,763   $  241,037     $     0

Virginia Municipal Money Market         $        0   $   85,063     $35,957

International Emerging Markets          $  258,648   $   52,186     $     0

New Jersey Municipal Money Market/1/         N/A          N/A         N/A
Government Income/2/                    $        0   $   37,256     $11,980
===========================================================================

/1/  Portfolios were not operational as of September 30, 1995.

/2/ For the period from commencement of operations (October 3, 1994) through September 30, 1995.

For the year or periods ended September 30, 1994, the Fund paid PIMC advisory fees, and PIMC waived advisory fees and reimbursed expenses, as follows:



                             FEES PAID
                               (AFTER
PORTFOLIOS                   WAIVERS)       WAIVERS    REIMBURSEMENTS
----------                   ---------    -----------  --------------
Money Market                 $  951,230    $3,359,847         $     0


                             FEES PAID
                             (AFTER
PORTFOLIOS                   WAIVERS)       WAIVERS    REIMBURSEMENTS
----------                   ---------    -----------  --------------
Municipal Money Market       $  171,405    $  599,920         $     0

U.S. Treasury Money
 Market                      $  281,771    $  986,201         $     0


Ohio Municipal Money
 Market                      $    6,724    $  217,938         $20,660


Pennsylvania Municipal
 Money Market                $   42,612    $  336,382         $19,022


North Carolina Municipal
 Money Market                $        0    $  249,914         $26,804


Managed Income               $1,398,343    $  599,290         $     0

Tax-Free Income              $        0    $   47,655         $35,898

Intermediate Government      $  368,546    $  552,819         $     0

Ohio Tax-Free Income         $        0    $   35,709         $35,496

Pennsylvania Tax-Free
 Income                      $   49,646    $  227,003         $ 9,645


Intermediate Bond            $  131,294    $  206,071         $     0

Value Equity                 $2,306,672    $  865,002         $     0

Growth Equity                $  467,637    $  175,364         $     0

Small Cap Growth Equity      $   55,825    $  160,320         $     0

Select Equity                $  303,169    $  113,689         $     0

Index Equity                 $   28,392    $  376,934         $     0

Small Cap Value Equity       $  890,883    $  197,974         $     0

International Equity         $1,408,053    $  477,733         $     0

Balanced                     $  470,579    $  202,166         $     0

Virginia Municipal Money
 Market/1/                   $        0    $    8,925         $ 4,816


International Emerging
 Markets/2/                  $    7,672    $   16,051         $     0

New Jersey Municipal               N/A           N/A            N/A
 Money Market/3/
=====================================================================

/1/ For the period from commencement of operations (July 25, 1994) through September 30, 1994.

/2/ For the period from commencement of operations (June 17, 1994) through September 30, 1994.

/3/  Portfolio was not operational as of September 30, 1994.

For the year or periods ended September 30, 1993, the Fund paid PIMC advisory fees, and PIMC waived advisory fees and reimbursed expenses, as follows:



                               FEES PAID
                                 (AFTER
PORTFOLIOS                     WAIVERS)      WAIVERS   REIMBURSEMENTS
----------                     ---------     -------   --------------


Money Market                   $2,899,093    $815,911         $     0

Municipal Money Market         $  509,475    $131,249         $     0

U.S. Treasury Money Market     $  601,820    $195,459         $     0

Ohio Municipal Money
 Market/1/                     $        0    $ 28,953         $ 8,630


Pennsylvania Municipal
 Money Market/1/               $        0    $ 18,117         $11,411


North Carolina Municipal
 Money Market/2/               $        0    $ 47,085         $11,729


Managed Income                 $1,522,695    $ 87,513         $     0

Tax-Free Income                $        0    $ 43,457         $ 7,314

Intermediate Government        $  594,202    $ 77,301         $     0

Ohio Tax-Free Income/3/        $        0    $  8,781         $20,906

Pennsylvania Tax-Free
 Income/3/                     $        0    $ 87,528         $19,064


Intermediate Bond/5/           $    5,432    $  5,432         $     0

Value Equity                   $1,996,726    $108,242         $     0

Growth Equity                  $  400,652    $ 31,912         $     0

Small Cap Growth Equity/6/     $        0    $  2,773         $     0

Select Equity/7/               $   14,325    $  5,372         $     0

Index Equity                   $  212,413    $161,606         $     0

Small Cap Value Equity         $  564,065    $ 34,794         $     0

International Equity           $  598,040    $ 47,134         $     0

Balanced                       $  124,556    $ 45,203         $     0

Virginia Municipal Money
 Market/8/                          N/A         N/A               N/A


International Emerging
 Markets/8/                         N/A         N/A               N/A

New Jersey Municipal Money
 Market/8/                          N/A         N/A               N/A



/1/  Commenced operations June 1, 1993.

/2/  Commenced operations May 3, 1993.

/3   /Commenced operations December 1, 1992.

/4/  Commenced operations September 1, 1993.

/5/  Commenced operations September 17, 1993.

/6/  Commenced operations September 14, 1993.

/7/  Commenced operations September 13, 1993.

/8/  Portfolio was not operational as of September 30, 1993.


For the year ended September 30, 1995, PIMC paid sub-advisory fees to the specified Portfolios' sub-advisers, after waivers, and such sub-advisers waived sub-advisory fees as follows:




                                    FEES PAID
                                    (AFTER
PORTFOLIOS                          WAIVERS)    WAIVERS
----------                          ---------   -------

Money Market                       $        0   $721,072

Municipal Money Market             $        0   $123,516

U.S. Treasury Money Market         $        0   $312,942

Ohio Municipal Money Market        $        0   $ 32,788

Pennsylvania Municipal Money
 Market                            $        0   $174,315


North Carolina Municipal Money
 Market                            $        0   $ 46,229


Managed Income                     $1,253,232   $537,100

Tax-Free Income                    $        0   $ 34,770

Intermediate Government            $  265,674   $398,511

Ohio Tax-Free Income               $        0   $ 29,431

Pennsylvania Tax-Free Income       $  112,727   $ 96,566

Intermediate Bond                  $  239,611   $235,136

Value Equity                       $2,060,105   $543,074

Growth Equity                      $  630,015   $236,255

Small Cap Growth Equity            $  449,727   $100,084

Select Equity                      $  502,871   $188,576

Index Equity                       $   30,772   $286,654

Small Cap Value Equity             $  831,324   $ 83,132

International Equity               $1,913,286   $478,322

Balanced                           $  467,464   $175,299

Virginia Municipal Money Market    $        0   $  9,451

International Emerging Markets     $  227,610   $ 45,924

New Jersey Municipal Money
 Market/1/                            N/A         N/A

Government Income/2/                        0   $ 26,079


/1/  Portfolios were not operational as of September 30, 1995.

/2/  Commenced operations October 3, 1994.

For the year or periods ended September 30, 1994, PIMC paid sub-advisory fees to the specified Portfolios' sub-advisers, after waivers, and such sub-advisers waived sub-advisory fees as follows:


                                            FEES PAID
PORTFOLIOS                               (AFTER WAIVERS)   WAIVERS
----------                               ---------------   -------

Money Market                                 $        0    $479,008

Municipal Money Market                       $        0    $ 85,703

U.S. Treasury Money Market                   $        0    $140,886

Ohio Municipal Money Market                  $        0    $ 24,962

Pennsylvania Municipal Money Market          $        0    $ 42,110

North Carolina Municipal Money Market        $        0    $ 27,768

Managed Income                               $1,198,580    $199,763

Tax-Free Income                              $        0    $ 33,359

Intermediate Government                      $  276,410    $368,546

Ohio Tax-Free Income                         $        0    $ 24,996

Pennsylvania Tax-Free Income                 $   33,198    $160,456

Intermediate Bond                            $   97,470    $138,685

Value Equity                                 $2,018,338    $288,334

Growth Equity                                $  409,182    $ 58,455

Small Cap Growth Equity                      $   55,825    $101,371

Select Equity                                $  265,273    $ 37,896

Index Equity                                 $   28,392    $275,602

Small Cap Value Equity                       $  791,896    $      0

International Equity                         $1,257,191    $251,438

Balanced                                     $  409,420    $ 79,849

Virginia Municipal Money Market/1/           $        0    $    992

International Emerging Markets/2/            $    6,723    $ 14,153

New Jersey Municipal Money Market/3/                N/A         N/A


/1/  Commenced operations July 25, 1994.

/2/  Commenced operations June 17, 1994.

/3/  Portfolio was not operational as of September 30, 1994.

For the years or periods ended September 30, 1993, PIMC paid sub-advisory fees to the specified Portfolios' sub-advisers, after waivers, and such sub-advisers waived sub-advisory fees as follows:

                                             FEES PAID
                                             (AFTER
PORTFOLIOS                                   WAIVERS)      WAIVERS
----------                                   ---------     -------

Money Market                                 $        0    $412,778

Municipal Money Market                       $        0    $ 71,192

U.S. Treasury Money Market                   $        0    $ 88,587

Ohio Municipal Money Market/1/               $        0    $  3,217

Pennsylvania Municipal Money Market/1/       $        0    $  2,013


                                              FEES PAID
                                              (AFTER
PORTFOLIO                                     WAIVERS)      WAIVERS
---------                                     -------       -------
North Carolina Municipal Money Market/2/     $        0    $  5,232

Managed Income                               $1,069,887    $ 61,259

Tax-Free Income                              $        0    $ 30,420

Intermediate Government                      $  415,941    $ 54,111

Ohio Tax-Free Income/3/                      $        0    $  6,174

Pennsylvania Tax-Free Income/3/              $        0    $ 61,270

Intermediate Bond/5/                         $    3,802    $  3,802

Value Equity                                 $1,452,164    $ 78,721

Growth Equity                                $  291,383    $ 25,967

Small Cap Growth Equity/6/                   $        0    $  2,017

Select Equity /7/                            $   10,418    $  3,906

Index Equity                                 $  159,310    $121,205

Small Cap Value Equity                       $  410,229    $ 25,305

International Equity                         $  478,432    $ 37,707

Balanced                                     $   90,586    $ 32,875

Virginia Municipal Money Market/8/                N/A           N/A

International Emerging Markets/8/                 N/A           N/A

New Jersey Municipal Money Market/8/              N/A           N/A

/1/  Commenced operations June 1, 1993.

/2/  Commenced operations May 3, 1993.

/3/  Commenced operations December 1, 1992.

/4/  Commenced operations September 1, 1993.

/5/  Commenced operations September 17, 1993.

/6/  Commenced operations September 14, 1993.

/7/  Commenced operations September 13, 1993.

/8/  Portfolio was not operational as of September 30, 1993.


For the period from October 1, 1992 to September 10, 1993, PIMC paid sub-advisory fees of $1,017,364 and $274,275 to PNC Bank Ohio for the Managed Income and Growth Equity Portfolios, respectively. For the period from October 1, 1992 to September 10, 1993, PIMC paid sub-advisory fees of $397,885 to PMC with respect to the Intermediate Government Portfolio.

     For the services it provides as investment adviser to the Index Master Portfolio, DFA is paid a monthly fee calculated as a percentage of average net assets of the Index Master Portfolio. For the fiscal years ending November 30, 1993, 1994 and 1995, the Index Master Portfolio paid advisory fees to DFA totalling $7,231, $10,833 and ____________, respectively. The Index Equity

Portfolio did not invest in the Index Master Portfolio during such periods.

     The predecessor portfolio to the New Jersey Tax-Free Income Portfolio was advised by MidLantic. For the fiscal years ended February 28, 1995, 1994 and 1993, the predecessor portfolio to the New Jersey Tax-Free Income Portfolio paid $607,485, $159,582 and $37,159, respectively, in investment advisory fees to MidLantic pursuant to its prior investment advisory contract. In addition, during the fiscal years ended February 28, 1995, 1994 and 1993, MidLantic waived $2,451, $318,099 and $100,403, respectively, in investment advisory fees.

     The predecessor portfolio to the International Bond Portfolio was advised by MidLantic. For the fiscal year ended February 28, 1995, 1994 and 1993, the predecessor portfolio to the International Bond Portfolio paid $361,620, $346,865 and $265,549, respectively, in investment advisory fees to MidLantic pursuant to its prior investment advisory contract.

     The predecessor portfolio to the Core Bond Portfolio was advised by BlackRock. For the fiscal years ended June 30, 1995 and 1994 and for the period December 9, 1992 (commencement of operations) through June 30, 1993, BlackRock waived its entire investment advisory fee in the amounts of $56,894, $34,010 and $24,761, respectively, and reimbursed expenses amounting to $137,364, $137,179 and $0, respectively.

     The predecessor portfolio to the Short Government Bond Portfolio was advised by BlackRock. For the fiscal year ended June 30, 1995, 1994 and 1993, BlackRock waived its entire investment advisory fee in the amounts of $_________, $_________ and $_______, respectively, and reimbursed expenses amounting to $_________, $_________ and $_________, respectively.

     ADMINISTRATION AGREEMENTS. CCG, PFPC and CDI serve as the Fund's co-administrators pursuant to an Administration Agreement (the "Administration Agreement"). PFPC and CDI have agreed to maintain office facilities for the Fund, furnish the Fund with statistical and research data, clerical, accounting, and bookkeeping services, and certain other services required by the Fund. CCG did not serve as a co-administrator during the fiscal year ended September 30, 1995

     The Administration Agreement provides that CCG, PFPC and CDI will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund or a Portfolio in connection with the performance of the Administration Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard of their respective duties and obligations thereunder.

     CCG serves as an Administrator to the Fund pursuant to a Co-Administration Agreement. Under the Co-Administration Agreement, CCG is responsible for: (i) the supervision and coordination of the performance of the Fund's service providers; (ii) the negotiation of service contracts and arrangements between the Fund and its service providers; (iii) acting as liaison between the trustees of the Fund and the Fund's service providers; and (iv) providing ongoing business management and support services in connection with the Fund's operations.

     The Co-Administration Agreement provides that CCG will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the Agreement relates, except for losses resulting from willful misfeasance, bad faith or gross negligence on the part of CCG in the performance of its duties under the Agreement.

     PFPC serves as the administrative services agent for the Index Master Portfolio pursuant to an Administration and Accounting Services Agreement. The services provided by PFPC are subject to supervision by the executive officers and the Board of Trustees of the Trust, and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports and acting as liaison with the Trust's custodians and dividend and disbursing agents. [INSERT DFA FEE SCHEDULE] PFPC also charges each investor in the Index Master Portfolio a monthly fee of $1,000.

For the year ended September 30, 1995, the Fund paid PFPC and CDI (formerly Provident Distributors, Inc.) combined administration fees (after waivers), and PFPC and CDI waived combined administration fees and reimbursed expenses, as follows:


                                    FEES PAID
                                     (AFTER
PORTFOLIOS                           WAIVERS)            WAIVERS          REIMBURSEMENTS
----------                          ---------            -------          --------------
Money Market                           $1,686,008           $200,348                $     0

Municipal Money Market                 $  208,246           $162,303                      0

U.S. Treasury Money Market             $  631,041           $281,107                      0

Ohio Municipal Money Market            $   43,263           $ 55,100                      0

Pennsylvania Municipal
 Money Market                          $  322,632           $200,313                      0


                                    FEES PAID
                                     (AFTER
PORTFOLIOS                           WAIVERS)            WAIVERS          REIMBURSEMENTS
----------                          ---------            -------          --------------

North Carolina Municipal
 Money Market                          $   24,058           $114,630                $ 1,666


Managed Income                         $  751,452           $267,310

Tax-Free Income                        $        0           $ 19,868                $ 2,132

Intermediate Government                $  244,417           $135,117

Ohio Tax-Free Income                   $        0           $ 16,817                $ 8,950

Pennsylvania Tax-Free
 Income                                $   68,050           $ 51,546                      0


Intermediate Bond                      $  139,960           $131,323                      0

Value Equity                           $1,083,967           $187,474                      0

Growth Equity                          $  360,966           $ 72,170                      0

Small Cap Growth Equity                $  238,595           $ 36,310                      0

Select Equity                          $  288,666           $ 57,058                      0

Index Equity                           $   96,814           $316,163                      0

Small Cap Value Equity                 $  359,637           $ 97,592                      0

International Equity                   $  689,601           $107,601                      0

Balanced                               $  216,630           $104,752                      0

Virginia Municipal Money
 Market                                $        0           $ 28,354                $11,986


International Emerging
 Markets                               $   41,383           $  8,350                      0


New Jersey Municipal Money
 Market/1/                            N/A                 N/A                           N/A

Government Income/2/                            0           $ 14,903                $15,973

/1/  Portfolios were not operational as of September 30, 1995.

/2/  Commenced operations October 3, 1994.

For the year ended September 30, 1994, the Fund paid PFPC and CDI combined administration fees (after waivers), and PFPC and CDI waived combined administration fees and reimbursed expenses, as follows:

                               FEES PAID
                                 (AFTER
PORTFOLIOS                     WAIVERS)      WAIVERS   REIMBURSEMENTS
----------                     ---------     -------   --------------

Money Market                   $  803,349    $541,066         $     0

Municipal Money Market         $   42,931    $214,178         $     0

U.S. Treasury Money Market     $  132,901    $289,756         $     0

Ohio Municipal Money
 Market                        $    2,241    $ 72,646         $ 6,887

Pennsylvania Municipal
 Money Market                  $   11,758    $114,573         $ 6,340

North Carolina Municipal
 Money Market                  $        0    $ 83,304         $ 8,934


                                   FEES PAID
                                   (AFTER
PORTFOLIOS                         WAIVERS)     WAIVERS   REIMBURSEMENTS
----------                         ---------    -------   --------------
Managed Income                 $  521,204    $277,849         $     0

Tax-Free Income                $        0    $ 19,062         $14,359

Intermediate Government        $  186,742    $181,804         $     0

Ohio Tax-Free Income           $        0    $ 14,284         $14,199

Pennsylvania Tax-Free
 Income                        $   19,858    $ 90,020         $ 3,858


Intermediate Bond              $   52,518    $ 82,428         $     0

Value Equity                   $1,075,209    $ 61,908         $     0

Growth Equity                  $  128,262    $105,557         $     0

Small Cap Growth Equity        $   20,166    $ 58,432         $     0

Select Equity                  $   52,164    $ 99,421         $     0

Index Equity                   $   27,115    $378,211         $     0

Small Cap Value Equity         $  354,486    $ 41,462         $     0

International Equity           $  502,876    $      0         $     0

Balanced                       $  125,112    $119,522         $     0

Virginia Municipal Money
 Market/1/                     $        0    $  2,975         $ 1,605


International Emerging
 Markets/2/                    $    1,259    $  2,537         $     0

New Jersey Municipal Money
 Market/3/                    N/A           N/A        N/A


/1/  Commenced operations July 25, 1994.

/2/  Commenced operations June 17, 1994.

/3/  Portfolio was not operational as of September 30, 1994.

For the years or periods ended September 30, 1993, the Fund paid PFPC and CDI combined administration fees after waivers), and PFPC and CDI waived combined administration fees and reimbursed expenses, as follows:


                                   FEES PAID
                                   (AFTER
PORTFOLIOS                         WAIVERS)     WAIVERS   REIMBURSEMENTS
----------                         ---------    -------   --------------

Money Market                        $674,120    $101,509          $    0

Municipal Money Market              $117,768    $ 21,036          $    0

U.S. Treasury Money Market          $157,519    $ 30,288          $    0

Ohio Municipal Money Market/1/      $      0    $  9,651          $    0

Pennsylvania Municipal Money
 Market/1/                          $      0    $  6,039          $    0


North Carolina Municipal
 Money Market/2/                    $      0    $ 15,659          $    0


Managed Income                      $397,750    $ 87,513          $    0

Tax-Free Income                     $      0    $ 11,914          $    0


                                   FEES PAID
                                   (AFTER
PORTFOLIOS                         WAIVERS)     WAIVERS   REIMBURSEMENTS
----------                         ---------    -------   --------------
Intermediate Government             $167,611    $ 24,673          $    0

Ohio Tax-Free Income/3/             $      0    $  8,797          $6,515

Pennsylvania Tax-Free Income/3/     $      0    $ 85,754          $5,766

Value Equity                        $528,584    $  9,382          $    0

Growth Equity                       $101,208    $ 12,879          $    0

Small Cap Growth Equity/4/          $    173    $    835          $    0

Select Equity/5/                    $  4,722    $  2,441          $    0

Index Equity                        $195,736    $ 59,581          $    0

Small Cap Value Equity              $156,048    $  5,441          $    0

International Equity                $123,924    $  6,477          $    0

Balanced                            $ 44,667    $  8,046          $    0

Virginia Municipal Money
 Market/6/                              N/A         N/A        N/A


International Emerging
 Markets/6/                             N/A         N/A        N/A

New Jersey Municipal Money
 Market/6/                              N/A         N/A        N/A

International Bond/8/                   N/A         N/A        N/A

/1/  Commenced operations June 1, 1993.

/2/  Commenced operations May 3, 1993.

/3   /Commenced operations December 1, 1992.

/4/  Commenced operations September 14, 1993.

/5/  Commenced operations September 13, 1993.

/6/  Portfolio was not operational as of September 30, 1993.


     For the period from October 1, 1992 to January 31, 1993, the Fund paid PFPC and the former co-administrator combined administration fees, before waivers, of $397,594, $74,771, $77,953, $212,227, $0, $76,317, $227,477, $43,210, $118,702,
$56,278, $41,645 and $4,938 Money Market, Municipal Money Market, U.S. Treasury Money Market, Managed Income, Tax-Free Income, Intermediate Government, Value Equity, Growth Equity, Index Equity, Small Cap Value Equity, International Equity and Balanced Portfolios, respectively. For that period, PFPC and the former co-administrator waived combined administration fees of $0, $0, $0, $0, $5,469, $0, $0, $0, $0, $0, $0 and $4,080 for such respective Portfolios, and reimbursed the Tax-Free Income Portfolio for certain operational expenses totalling $0. For the period from commencement of operations to January 31, 1993, the Fund paid PFPC and the former co-administrator combined administration fees, before waivers, of $0 and $0 for the Ohio

Tax-Free Income and Pennsylvania Tax-Free Income Portfolios, respectively. For the same period, PFPC and the former co-administrator waived combined administration fees of $124 and $1,774 for such respective Portfolios, and reimbursed such Portfolios for certain operational expenses totalling $1,848 and $1,859, respectively.

     The predecessor portfolio to the International Bond and New Jersey Tax-Free Income Portfolios received administrative services from SEI Financial Management Corporation ("SEI"). During the fiscal years ended February 28, 1995, 1994 and 1993, the predecessor portfolio to the New Jersey Tax-Free Income Portfolio paid $105,029, $79,454 and $15,884, respectively, in administrative fees to SEI pursuant to the prior administration agreement. In addition, during the fiscal years ended February 28, 1995, 1994 and 1993, SEI waived $77,951, $63,850 and $25,385, respectively, in administrative fees. During the fiscal years ended February 28, 1995, 1994 and 1993, the predecessor portfolio to the International Bond Portfolio paid $81,364, $78,033 and $59,749, respectively, in administrative fees to SEI pursuant to the prior administration agreement. In addition, during the fiscal years ended February 28, 1995, 1994 and 1993, SEI waived $_________, $_________ and $_________, respectively, in administrative fees.

     The predecessor portfolio to the Short Government Bond and Core Bond Portfolios received administrative services from State Street Bank and Trust Company ("State Street"). During the fiscal years ended June 30, 1995 and 1994 and for the period December 9, 1992 (commencement of operations) through June 30, 1993, the predecessor portfolio to the Core Bond Portfolio paid $73,257, $_______ and $_______, respectively, in administrative fees to State Street pursuant to the prior administration agreement. In addition, during the fiscal years ended June 30, 1994 and for the period December 9, 1992 (commencement of operations) through June 30, 1993, State Street waived$________, $32,500 and $3,701, respectively, in administrative fees. During the fiscal years ended June 30, 1995, 1994 and 1993, the predecessor portfolio to the Short Government Bond Portfolio paid $_________, $_________ and $_______, respectively, in administrative fees to State Street prior to the prior administration agreement. In addition, during the fiscal years ended June 30, 1995, 1994 and 1993, State Street waived $_________, $_________ and $_________, respectively, in administrative fees.

     CUSTODIAN AND TRANSFER AGENCY AGREEMENTS. PNC Bank is custodian of the Fund's assets pursuant to a custodian agreement

(the "Custodian Agreement"). Under the Custodian Agreement, PNC Bank or a sub-custodian (i) maintains a separate account or accounts in the name of each Portfolio, (ii) holds and transfers portfolio securities on account of each Portfolio, (iii) accepts receipts and makes disbursements of money on behalf of each Portfolio, (iv) collects and receives all income and other payments and distributions on account of each Portfolio's securities and (v) makes periodic reports to the Board of Trustees concerning each Portfolio's operations. PNC Bank is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Fund, provided that, with respect to sub-custodians other than sub-custodians for foreign securities, PNC Bank remains responsible for the performance of all its duties under the Custodian Agreement and holds the Fund harmless from the acts and omissions of any sub-custodian. The Chase Manhattan Bank, N.A., State Street Bank and Trust Company and Barclays Bank PLC serve as the Fund's sub-custodians.

     For its services to the Fund under the Custodian Agreement, PNC Bank receives a fee which is calculated based upon each investment portfolio's average gross assets, with a minimum monthly fee of $1,000 per investment portfolio. PNC Bank is also entitled to out-of-pocket expenses and certain transaction charges. PNC Bank intends to waive its custody fees with respect to the Index Equity Portfolio once the Portfolio invests its assets in the Index Master Portfolio.

     PFPC, an affiliate of PNC Bank, serves as the transfer and dividend disbursing agent for the Fund pursuant to a Transfer Agency Agreement (the "Transfer Agency Agreement"), under which PFPC (i) issues and redeems Service, Investor, and Institutional classes of shares in each Portfolio, (ii) addresses and mails all communications by each Portfolio to record owners of its shares, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders, (iii) maintains shareholder accounts and, if requested, sub-accounts and (iv) makes periodic reports to the Board of Trustees concerning the operations of each Portfolio. PFPC may, on 30 days' notice to the Fund, assign its duties as transfer and dividend disbursing agent to any other affiliate of PNC Bank Corp. For its services with respect to the Fund's Institutional and Service Shares under the Transfer Agency Agreement, PFPC receives fees at the annual rate of .03% of the average net asset value of outstanding Institutional and Service Shares in each Portfolio, plus per account fees and disbursements. For its services under the Transfer Agency Agreement with respect to Investor Shares, PFPC receives per account fees, with minimum annual fees of $24,000 for each Portfolio, plus disbursements.

     PNC Bank serves as the Trust's custodian and PFPC serves as the Trust's transfer and dividend disbursing agent. The Index Equity Portfolio will bear its pro rata portion of the Index Master Portfolio's custody and transfer and dividend disbursing fees and expenses once the Index Equity Portfolio invests its assets in the Index Master Portfolio.

     DISTRIBUTOR AND DISTRIBUTION AND SERVICE PLAN. The Fund has entered into a distribution agreement with the Distributor under which the Distributor, as agent, offers shares of each Portfolio on a continuous basis. The Distributor has agreed to use appropriate efforts to effect sales of the shares, but it is not obligated to sell any particular amount of shares.

     Pursuant to the Fund's Amended and Restated Distribution and Service Plan (the "Plan"), the Fund may pay the Distributor and/or CCG or any other affiliate of PNC Bank fees for distribution and sales support services. Currently, as described further below, only Investor A Shares, Investor B Shares and Investor C Shares bear the expense of distribution fees under the Plan. In addition, the Fund may pay CCG fees for the provision of personal services to shareholders and the processing and administration of shareholder accounts. CCG, in turn, determines the amount of the service fee and shareholder processing fee to be paid to other Service Organizations. The Plan provides, among other things, that: (i) the Board of Trustees shall receive quarterly reports regarding the amounts expended under the Plan and the purposes for which such expenditures were made; (ii) the Plan will continue in effect for so long as its continuance is approved at least annually by the Board of Trustees in accordance with Rule 12b-1 under the 1940 Act; (iii) any material amendment thereto must be approved by the Board of Trustees, including the trustees who are not "interested persons" of the Fund (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or any agreement entered into in connection with the Plan (the "12b-1 Trustees"), acting in person at a meeting called for said purpose; (iv) any amendment to increase materially the costs which any class of shares may bear for distribution services pursuant to the Plan shall be effective only upon approval by a vote of a majority of the outstanding shares of such class and by a majority of the 12b-1 Trustees; and (v) while the Plan remains in effect, the selection and nomination of the Fund's trustees who are not "interested persons" of the Fund shall be committed to the discretion of such non-interested trustees.

     The Plan is terminable as to any class of Shares without penalty at any time by a vote of a majority of the 12b-1

Trustees, or by vote of the holders of a majority of the shares of such class. Similarly, any agreement entered into pursuant to the Plan with a Service Organization is terminable as to a class without penalty, at any time, by the Fund or by the Service Organization upon written notice to the other. Each such agreement will terminate automatically in the event of its assignment.

     With respect to Investor A Shares, the front-end sales charge and the distribution fee payable under the Plan (at an annual rate of .10% of the average daily net asset value of each Portfolio's outstanding Investor A Shares) are used to pay commissions and other fees payable to Service Organizations and other broker/dealers who sell Investor A Shares.

     With respect to Investor B Shares, Service Organizations and other broker/dealers receive commissions from the Distributor for selling Investor B Shares, which are paid at the time of the sale. These commissions approximate the commissions payable with respect to sales of Investor A Shares. The distribution fees payable under the Plan (at an annual rate of .75% of the average daily net asset value of each Portfolio's outstanding Investor B Shares) are intended to cover the expense to the Distributor of paying such up-front commissions, and the contingent deferred sales charge is calculated to charge the investor with any shortfall that would occur if Investor B Shares are redeemed prior to the expiration of the conversion period, after which Investor B Shares automatically convert to Investor A Shares.

     With respect to Investor C Shares, Service Organizations and other broker/dealers receive commissions from the Distributor for selling Investor C Shares, which are paid at the time of the sale. These commissions approximate [ ].

     No compensation is payable by the Fund to the Distributor for its distribution services for Service or Institutional Shares.

     Service Organizations may charge their clients additional fees for account services.

     The Fund intends to enter into service agreements with institutions pursuant to which institutions will render certain support services to their customers ("Customers") who are the beneficial owners of Service, Investor A, Investor B and Investor C Shares. Such services will be provided to Customers who are the beneficial owners of Shares of such classes and are intended to supplement the services provided by the Fund's Administrators and transfer agent to the Fund's shareholders of record. In consideration for payment of up to .25% (on an annualized basis) of the average daily net asset value of the Investor A, Investor B and Investor C Shares owned beneficially by their Customers and .15% (on an annualized basis) of the average daily net asset value of the Service Shares beneficially owned by their Customers, institutions may provide general shareholder liaison services, including, but not limited to
(i) answering shareholder inquiries regarding account status and history, the manner in which purchases, exchanges and redemptions of shares may be effected and certain other matters pertaining to the shareholders' investments; and (ii) assisting shareholders in designating and changing dividend options, account designations and addresses. In consideration for payment of a service fee of up to a separate .15% (on an annualized basis) of the average daily net asset value of Service, Investor A, Investor B and Investor C Shares owned beneficially by their Customers, institutions may provide one or more of these additional services to such Customers: (i) providing necessary personnel and facilities to establish and maintain shareholder accounts and records; (ii) assistance in aggregating and processing purchase, exchange and redemption transactions; (iii) placement of net purchase and redemption orders with the Distributor; (iv) arranging for wiring of funds; (v) transmitting and receiving funds in connection with Customer orders to purchase or redeem shares; (vi) processing dividend payments; (vii) verifying and guaranteeing shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts, as necessary; (viii) providing periodic statements showing Customers' account balances and, to the extent practicable, integrating such information with other Customer transactions otherwise effected through or with a Service Organization; (ix) furnishing (either separately or on an integrated basis with other reports sent to a shareholder by a Service Organization) monthly and year-end statements and confirmations of purchases, exchanges and redemptions; (x) transmitting on behalf of the Fund, proxy statements, annual reports, updating prospectuses and other communications from the Fund to the shareholders; (xi) receiving, tabulating and transmitting to the Fund proxies executed by Customers with respect to shareholder meetings; (xii) providing subaccounting with respect to shares beneficially owned by Customers or the information to the Fund necessary for subaccounting; (xiii) sub-transfer agency services; and (xiv) such other similar services as the Fund or a Customer may request.

     No Investor C Shares of any Portfolio were issued during the fiscal year ended September 30, 1995.

     For the fiscal year ended September 30, 1995, the Investor A and Investor B Shares of the Portfolios bore the expense of distribution fees relating to the Fund's prior distribution plans for Investor A Shares and Investor B Shares, and the Service Shares and Investor B Shares of the Portfolios bore the expense of servicing and shareholder processing fees relating to the Fund's prior service plans for Service Shares and Investor B Shares as follows:



                                        DISTRIBUTION AND
                                         SERVICE PLAN        SERVICE PLAN   SERVICE PLAN
                                   INVESTOR A   INVESTOR B   INVESTOR B       SERVICE
PORTFOLIOS                            SHARES      SHARES       SHARES         SHARES
----------                            ------      ------       ------         ------

Money Market                            31,400           -             -     2,336,729

Municipal Money Market                     143           -             -       624,366

U.S. Treasury Money Market               8,770           -             -     1,585,537

Ohio Municipal Money Market                132           -             -       146,311

Pennsylvania Municipal Money             1,199           -             -       387,016

North Carolina Municipal Money
 Market                                     36           -             -         1,334


Managed Income                          50,278           -             -       245,386

Tax-Free Income                         30,269           -             -         8,543

Intermediate Government                 22,909           -             -       146,738

Ohio Tax-Free Income                     7,686         467           156        13,273

Pennsylvania Tax-Free Income           197,753      15,286         5,095        34,032

Intermediate Bond                        1,122           -             -        98,742

Value Equity                                 -           -             -             -

Growth Equity                                -           -             -             -

Small Cap Growth Equity                      -           -             -             -

Select Equity                                -           -             -             -

Index Equity                                 -           -             -             -

Small Cap Value Equity                       -       6,258         2,086             -

International Equity                         -       5,330         2,010             -

Balanced                                     -      14,053         4,684             -

Virginia Municipal Money Market              -           -             -         1,287

International Emerging Market                -           -             -             -

New Jersey Municipal Money
 Market                                   N/A         N/A          N/A           N/A

International Bond                        N/A         N/A          N/A           N/A

Government Income                        3,976      42,314        11,145             -

No Investor C Shares were offered during the fiscal year ended September 30, 1995.

                                   EXPENSES

     Expenses are deducted from the total income of each Portfolio before dividends and distributions are paid. These expenses include, but are not limited to, fees paid to PAMG, PIMC (with respect to the Index Equity Portfolio until the Portfolio invests its asset in the Index Master Portfolio) and the Administrators, transfer agency fees, fees and expenses of officers and trustees who are not affiliated with PAMG, PIMC or the Distributor or any of their affiliates, taxes, interest, legal fees, custodian fees, auditing fees, servicing fees, fees and expenses in registering and qualifying the Portfolios and their shares for distribution under federal and state securities laws, expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information to existing shareholders, expenses relating to shareholder reports, shareholder meetings and proxy solicitations, fidelity bond and trustees and officers liability insurance premiums, the expense of independent pricing services and other expenses which are not expressly assumed by PAMG, PIMC or the Fund's service providers under their agreements with the Fund. Any general expenses of the Fund that do not belong to a particular investment portfolio will be allocated among all investment portfolios by or under the direction of the Board of Trustees in a manner the Board determines to be fair and equitable.

     PAMG, PIMC and the sub-advisers expect to waive voluntarily a portion of their respective advisory and sub-advisory fees during the Portfolios' current fiscal year. In addition, if the total expenses borne by any Portfolio in a fiscal year exceed the expense limitations imposed by applicable state securities regulations, PAMG, PIMC (with respect to the Index Equity Portfolio until the Portfolio invests its asset in the Index Master Portfolio), the respective sub-adviser and the Administrators will bear the amount of the excess to the extent required by such regulations in proportion to the advisory and administration fees otherwise payable to them for such year.

DIVIDENDS AND DISTRIBUTIONS -- BOND PORTFOLIOS

     Each Bond Portfolio will distribute substantially all of its net investment income and net realized capital gains, if any, to shareholders. All distributions are reinvested at net asset value in form of additional full and fractional shares of the relevant class of the relevant Portfolio unless a shareholder elects otherwise. Such election, or any revocation thereof, must be made in writing to PFPC, and will become effective with respect to dividends paid after its receipt by PFPC. The net investment income of the Managed Income, Tax-Free Income, Intermediate Government Bond, Intermediate Bond and International Bond Portfolios is declared monthly as a dividend to investors who are shareholders of such Portfolio at the close of business on the day of declaration. The net investment income of the Pennsylvania Tax-Free Income, New Jersey Tax-Free Income, Ohio Tax-Free Income, Core Bond and Short Government Bond Portfolio is declared daily as a dividend on "settled" shares (that is, share for which the particular Portfolio has received payment in Federal funds) on the first Business Day after a purchase order is placed with the Fund. Payments by check are normally converted to Federal funds within two Business Days of receipt. All dividends are paid within ten days after the end of each month and, in the case of the Pennsylvania Tax-Free Income, New Jersey Tax-Free Income, Ohio Tax-Free Income, Core Bond and Short Government Bond Portfolios, within seven days after redemption of all of a shareholder's shares in a Portfolio. Net realized capital gains (including net short-term capital gains), if any, will be distributed by each Portfolio at least annually.

                             PORTFOLIO TRANSACTIONS

     In executing portfolio transactions, the adviser and sub-advisers seek to obtain the best price and execution for a Portfolio, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. While the adviser and sub-advisers generally seek reasonably competitive commission rates, payment of the lowest commission or spread is not necessarily consistent with obtaining the best price and execution in particular transactions. Payments of commissions to brokers who are affiliated persons of the Fund, or the Trust with respect to the Index Master Portfolio, (or affiliated persons of such persons) will be made in accordance with Rule 17e-1 under the 1940 Act. With respect to the Index Master Portfolio, commissions paid on such transactions would be commensurate with the rate of commissions paid on similar transactions to brokers that are not so affiliated.

     No Portfolio has any obligation to deal with any broker or group of brokers in the execution of portfolio transactions. The adviser and sub-advisers may, consistent with the interests of a Portfolio, select brokers on the basis of the research, statistical and pricing services they provide to a Portfolio and the adviser's or sub-adviser's other clients. Information and research received from such brokers will be in addition to, and not in lieu of, the services required to be performed by the adviser and sub-advisers under their respective contracts. A commission paid to such brokers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that the adviser or sub-adviser determines in good faith that such commission is reasonable in terms either of the transaction or the overall responsibility of the adviser or sub-adviser to a Portfolio and its other clients and that the total commissions paid by a Portfolio will be reasonable in relation to the benefits to a Portfolio over the long-term. With respect to the Index Master Portfolio, it will seek to acquire and dispose of securities in a manner which would cause as little fluctuation in the market prices of stocks being purchased or sold as possible in light of the size of the transactions being effected, and brokers will be selected with this goal in view. DFA monitors the performance of brokers which effect transactions for the Index Master Portfolio to determine the effect that the Index Master Portfolio's trading has on the market prices of the securities in which they invest. DFA also checks the rate of commission being paid by the Index Master Portfolio to its brokers to ascertain that they are competitive with those charged by other brokers for similar services. Transactions also may be placed with brokers who provide DFA with investment research, such as reports concerning individual issuers, industries and general economic and financial trends and other research services. The Investment Management Agreement permits DFA knowingly to pay commissions on such transactions which are greater than another broker might charge if DFA, in good faith, determines that the commissions paid are reasonable in relation to the research or brokerage services provided by the broker or dealer when viewed in terms of either a particular transaction or DFA's overall responsibilities to the Trust.

     Commission rates for brokerage transactions on foreign stock exchanges are generally fixed. In addition, the adviser or sub-adviser may take into account the sale of shares of the Fund in allocating purchase and sale orders for portfolio securities to brokers (including brokers that are affiliated with them or Distributor).

For the year or period ended September 30, 1995, the following Portfolios paid brokerage commissions as follows:


PORTFOLIOS                               BROKERAGE COMMISSIONS
----------                               ---------------------

Money Market                                                 -

Municipal Money Market                                       -

U.S. Treasury Money Market                                   -

Ohio Municipal Money Market                                  -

Pennsylvania Municipal Money Market                          -

North Carolina Municipal Money Market                        -

Managed Income                                               -


PORTFOLIOS                               BROKERAGE COMMISSIONS
----------                               ---------------------
Tax-Free Income                                              -

Intermediate Government                                      -

Ohio Tax-Free Income                                         -

Pennsylvania Tax-Free Income                                 -

Intermediate Bond                                            -

Value Equity                                           364,680

Growth Equity                                          356,156

Small Cap Growth Equity                                 88,691

Select Equity                                          341,935

Index Equity                                            73,946

Small Cap Value Equity                                 251,396

International Equity                                 2,667,245

Balanced                                               144,451

Virginia Municipal Money Market                              -

International Emerging Market                          356,727

New Jersey Municipal Money Market                            -

     For the year or period ended September 30, 1994, the following Portfolios paid brokerage commissions as follows:


PORTFOLIOS                               BROKERAGE COMMISSIONS
----------                               ---------------------

Value Equity                                        $  431,232

Growth Equity                                       $  530,428

Small Cap Growth Equity                             $   62,339

Select Equity                                       $  156,700

Index Equity                                        $   47,190

Small Cap Value Equity                              $  185,560

International Equity                                $1,031,631

Balanced                                            $  164,460

International Emerging Market                       $   32,367

     For the year or period ended September 30, 1993, the following Portfolios paid brokerage commissions as follows:



PORTFOLIOS                               BROKERAGE COMMISSIONS
----------                               ---------------------

Value Equity                                        $  136,565

Growth Equity/*/                                    $  366,421

Small Cap Growth Equity/*/                          $    1,186

Select Equity                                       $    4,770


PORTFOLIOS                               BROKERAGE COMMISSIONS
----------                               ---------------------
Index Equity                                        $   18,386

Small Cap Value Equity/*/                           $  105,423

International Equity                                $  308,297

Balanced                                            $   68,556

/*/ The Growth Equity, Small Cap Growth Equity and Small Cap Value Equity Portfolios paid Shearson Lehman Hutton Inc. ("Shearson"), as affiliate of the Fund's former distributor $4,390, $264 and $636, respectively. Approximately 1%, 22% and 1% of the aggregate brokerage commissions of such respective Portfolios were paid to Shearson, representing approximately 1%, 22% and 1% of the aggregate dollar amounts of transactions by those respective Portfolios involving the payment of commissions.

     For the Index Master Portfolio's fiscal years ended November 30, 1993, 1994 and 1995, the Index Master Portfolio paid brokerage commissions totalling $41,393, $10,610 and $15,289, respectively.

     For the fiscal years ended February 28, 1995, 1994 and 1993 the predecessor portfolios to the New Jersey Tax-Free Income and International Bond Portfolios paid no brokerage commissions.

     For the fiscal years ended June 30, 1995 and 1994 and for the period December 9, 1992 (commencement of operations) through June 30, 1993, the predecessor portfolio to the Core Bond paid no brokerage commissions.

     For the fiscal years ended June 30, 1995, 1994 and 1993 the predecessor portfolio to the Short Government Bond Portfolio paid no brokerage commissions.

     Over-the-counter issues, including corporate debt and U.S. Government securities, are normally traded on a "net" basis without a stated commission, through dealers acting for their own account and not as brokers. The Portfolios will primarily engage in transactions with these dealers or deal directly with the issuer unless a better price or execution could be obtained by using a broker. Prices paid to a dealer with respect to both foreign and domestic securities will generally include a "spread," which is the difference between the prices at which the dealer is willing to purchase and sell the specific security at the time, and includes the dealer's normal profit.

     Purchases of money market instruments by a Portfolio are made from dealers, underwriters and issuers. The Portfolios do not currently expect to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission. The price of the security, however, usually includes a profit to the dealer. Each Money Market Portfolio intends to purchase only securities with remaining maturities of 13 months or less as determined in accordance with the rules of the SEC. As a result, the portfolio turnover rates of a Money Market Portfolio will be relatively high. However, because brokerage commissions will not normally be paid with respect to investments made by a Money Market Portfolio, the turnover rates should not adversely affect the Portfolio's net asset values or net income.

     Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. When securities are purchased or sold directly from or to an issuer, no commissions or discounts are paid. It is the policy of the Portfolios to give primary consideration to obtaining the most favorable price and efficient execution of transactions involving money market instruments. In seeking to implement this policy of the Portfolios, the adviser and sub-advisers will effect transactions involving money market instruments with those dealers they believe provide the most favorable prices and are capable of providing efficient executions.

     The adviser or sub-advisers may seek to obtain an undertaking from issuers of commercial paper or dealers selling commercial paper to consider the repurchase of such securities from a Portfolio prior to maturity at their original cost plus interest (sometimes adjusted to reflect the actual maturity of the securities), if it believes that a Portfolio's anticipated need for liquidity makes such action desirable. Any such repurchase prior to maturity reduces the possibility that a Portfolio would incur a capital loss in liquidating commercial paper, especially if interest rates have risen since acquisition of the particular commercial paper.

     Investment decisions for each Portfolio and for other investment accounts managed by the adviser or sub-advisers are made independently of each other in the light of differing conditions. However, the same investment decision may be made for two or more such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated as to amount in a manner deemed equitable to each such account. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Portfolio is concerned, in other cases it could be beneficial to a Portfolio. A Portfolio will not purchase securities during the existence of any underwriting or selling group relating to such securities of which PAMG, PIMC, BlackRock, PNC Bank, PCM, PEAC, the Administrators, Distributor or any affiliated person (as defined in the 1940 Act) thereof is a member except pursuant to procedures adopted by the Board of Trustees in accordance with Rule 10f-3 under the 1940 Act. In no instance will portfolio securities be purchased from or sold to PAMG, PIMC, BlackRock, PNC Bank, PCM, PEAC, the Administrators, Distributor or any affiliated person of the foregoing entities except as permitted by SEC exemptive order or by applicable law.

     The portfolio turnover rate of a Portfolio is calculated by dividing the lesser of a Portfolio's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities held by the Portfolio during the year. The Index Master Portfolio ordinarily will not sell portfolio securities except to reflect additions or deletions of stocks that comprise the S&P 500 Index, including mergers, reorganizations and similar transactions and, to the extent necessary, to provide cash to pay redemptions of the Index Master Portfolio's shares.

     The Fund is required to identify any securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents held by the Fund as of the end of its most recent fiscal year. As of September 30, 1995, the following Portfolios held the following securities:


Portfolio                          Security             Value
---------                          --------             -----

Money Market
------------
Bear, Stearns & Co.        Variable Rate Obligation  $ 70,000,000
Goldman Sachs, LP          Variable Rate Obligation    47,000,000
Merrill Lynch & Co.        Medium Term Note            42,000,000
Merrill Lynch & Co.        Commercial Paper            24,490,222
Merrill Lynch & Co.        Variable Rate Obligation    25,002,938
Morgan Stanley & Co.       Repurchase Agreement       125,000,000

Portfolio                          Security             Value
---------                          --------             -----

Government Money Market
-------------------------
Morgan Stanley & Co.       Repurchase Agreement      $100,000,000

Managed Income
--------------
Salomon Brothers, Inc.     Corporate Bond            $  7,062,375
Merrill Lynch & Co.        Corporate Bond               2,202,895
Morgan Stanley & Co.       Corporate Bond              15,961,839

Balanced
--------

Salomon Brothers, Inc.     Corporate Bond            $    450,592

Merrill Lynch & Co.        Corporate Bond                 919,875

Index Equity
------------

Salomon Brothers, Inc.     Common Stock              $    256,275
Merrill Lynch & Co.        Common Stock                   543,750


Short Term Bond
---------------
Salomon Brothers, Inc.     Common Stock              $    492,000
PaineWebber Group Inc.     Common Stock              $    147,375

International Bond
------------------
Salomon Brothers, Inc.     Common Stock              $  2,046,250
PaineWebber Group Inc.     Common Stock              $  1,558,125

Government Income
-----------------
Merrill Lynch & Co.        Common Stock              $    999,995



                      PURCHASE AND REDEMPTION INFORMATION

          COMPUTATION OF PUBLIC OFFERING PRICES FOR INVESTOR A SHARES OF THE NON-MONEY MARKET PORTFOLIOS. An illustration of the computation of the public offering price per Investor A Share of each Non-Money Market Portfolio, based on the value of such Portfolios' net assets as of September 30, 1995, follows:


                                     TABLE
                                     -----

                               Value         Growth        Small Cap                      Index
                               Equity        Equity      Growth Equity  Select Equity     Equity
                             Portfolio      Portfolio      Portfolio      Portfolio     Portfolio
                            ------------  -------------  -------------  -------------  ------------

Net Assets................   $16,909,532    $10,033,689    $ 7,347,607    $ 3,807,750    $6,500,597

Outstanding
 Shares...................     1,214,898        771,222        490,591        320,632       478,864
                             ===========    ===========    ===========    ===========    ==========

Net Asset Value
 Per Share................   $     13.92    $     13.01    $     14.98    $     11.88    $    13.58
Maximum Sales Charge,
 4.50% of offering price
 (4.71% of net asset
 value per share).........   $       .66    $       .61    $       .71    $       .56    $      .64
                             -----------    -----------    -----------    -----------    ----------

Offering to Public........   $     14.58    $     13.62    $     15.69    $     12.44    $    14.22
                             ===========    ===========    ===========    ===========    ==========



                            Small
                            Cap Value     International                 Managed        Tax-Free
                            Equity        Equity         Balanced       Income         Income
                            Portfolio     Portfolio      Portfolio      Portfolio      Portfolio
                            ------------  -------------  -------------  -------------  ------------
Net Assets................   $21,562,824    $17,720,931    $67,891,929    $11,977,229    $6,590,747

Outstanding
 Shares...................     1,424,503      1,338,381      4,946,071      1,153,926       621,214
                             ===========    ===========    ===========    ===========    ==========

Net Asset Value
 Per Share................   $     15.14    $     13.24    $     13.73    $     10.38    $    10.61

Maximum Sales Charge,
 4.50% of offering price
 (4.71% of net asset
 value per share).........   $       .71    $       .62    $       .65    $       .49    $      .50
                             -----------    -----------    -----------    -----------    ----------

Offering to Public........   $     15.85    $     13.86    $     14.38    $     10.87    $    11.11
                             ===========    ===========    ===========    ===========    ==========

                                                         Pennsylvania   Short
                            Intermediate  Ohio Tax-      Tax-Free       Government     Intermediate
                            Government    Free Income    Income         Bond           Bond
                            Portfolio     Portfolio      Portfolio      Portfolio      Portfolio
                            ------------  -------------  -------------  -------------  ------------
Net Assets................   $ 9,801,709    $ 3,302,252    $42,774,116    $   311,448    $  646,591

Outstanding
 Shares...................       977,718        328,448      4,142,417         32,087        68,597
                             ===========    ===========    ===========    ===========    ==========

Net Asset Value
 Per Share................   $     10.03    $     10.05    $     10.33    $      9.71    $     9.43

Maximum Sales Charge,
 4.50% of offering price
 (4.71% of net asset
 value per share).........   $       .47    $       .47    $       .49    $       .46    $      .44
                             -----------    -----------    -----------    -----------    ----------

Offering to Public........   $     10.50    $     10.52    $     10.82    $     10.17    $     9.87
                             ===========    ===========    ===========    ===========    ==========


                                                         International  New Jersey
                            Government    International  Emerging       Tax-Free       Core
                            Income        Bond           Markets        Income         Bond
                            Portfolio     Portfolio      Portfolio      Portfolio      Portfolio
                            ------------  -------------  -------------  -------------  ------------
Net Assets................   $ 2,989,844    $       100    $ 2,562,718    $       100    $      100

Outstanding
 Shares...................       279,974             10        313,245             10            10
                             ===========    ===========    ===========    ===========    ==========

Net Asset Value
 Per Share................   $     10.68    $     10.00    $      8.18    $     10.00    $    10.00

Maximum Sales Charge,
 4.50% of offering price
 (4.71% of net asset
 value per share).........   $       .50    $       .47    $       .39    $       .47    $      .47
                             -----------    -----------    -----------    -----------    ----------

Offering to Public........   $     11.18    $     10.47    $      8.57    $     10.47    $    10.47
                             ===========    ===========    ===========    ===========    ==========

Total front-end sales charges paid by shareholders of Investor A Shares of the Portfolios for the year or period ended September 30, 1995 were as follows:

PORTFOLIOS                        FRONT-END SALES CHARGES
----------                        -----------------------

Managed Income                                     37,132

Tax-Free Income                                     8,850

Intermediate Government                            42,765

Ohio Tax-Free Income                                2,725

Pennsylvania Tax-Free Income                      121,089

Intermediate Bond                                   1,513

Value Equity                                       68,289

Growth Equity                                      47,859

Small Cap Growth Equity                            77,356

Select Equity                                      34,761

Index Equity                                       51,229

Small Cap Value Equity                             61,709

International Equity                               83,938

Balanced                                          144,255

International Emerging Markets                     24,915

Government Income                                  69,712

Total front-end sales charges paid by shareholders of Investor A Shares of the Portfolios for the year or period ended September 30, 1994 were as follows:


PORTFOLIOS                        FRONT-END SALES CHARGES
----------                        -----------------------

Managed Income                                 $  150,150

Tax-Free Income                                $   37,504

Intermediate Government                        $   50,694

Ohio Tax-Free Income                           $   64,596

Pennsylvania Tax-Free Income                   $  678,464

Intermediate Bond                              $    2,124

Value Equity                                   $  195,675

Growth Equity                                  $   81,496

Small Cap Growth Equity                        $   44,054

Select Equity                                  $   17,550

Index Equity                                   $   38,454

Small Cap Value Equity                         $  230,590

International Equity                           $  303,547

Balanced                                       $1,213,056

International Emerging Markets                 $  130,755

Total front-end sales charges paid by shareholders of Portfolios for the year or period ended September 30, 1993 were as follows:


PORTFOLIOS                      FRONT-END SALES CHARGES
----------                      -----------------------

Managed Income                               $  202,926

Tax-Free Income                              $  128,003

Intermediate Government                      $  127,347

Ohio Tax-Free Income                         $   68,959

Pennsylvania Tax-Free Income                 $1,083,103

Value Equity                                 $  155,096

Growth Equity                                $   60,863

Index Equity                                 $   37,281

Small Cap Value Equity                       $  250,615

International Equity                         $   86,294

Balanced                                     $1,304,538

          Investor B Shares of the Non-Money Market Portfolios are sold at the net asset value per share next determined after a purchase order is received. Investor B Shares of the Non-Money Market Portfolios are subject to a contingent deferred sales charge which is payable on redemption of such Investor B Shares.

          Investor C Shares of the Non-Money Market Portfolios are sold at the net asset value per share next determined after a purchase order is received plus the applicable front-end sales charge. In addition, Investor C Shares of the Non-Money Market Portfolios are subject to a contingent deferred sales charge which is payable on redemption of such Investor C Shares within 18 months of purchase.

          Service and Institutional Shares of each Portfolio are sold at the net asset value per share next determined after a purchase order is received.

          EXCHANGE PRIVILEGE.   By use of the exchange privilege, the investor
authorizes the Fund's transfer agent to act on telephonic or written exchange instructions from any person representing himself to be the investor and believed by the Fund's transfer agent to be genuine. The records of the Fund's transfer agent pertaining to such instructions are binding. The exchange privilege may be modified or terminated at any time upon 60 days' notice to affected shareholders. The exchange privilege is only available in states where the exchange may legally be made.

          A front-end sales charge or a contingent deferred sales charge will be imposed (unless an exemption from either sales charge applies) when Investor Shares of a Money Market Portfolio are redeemed and the proceeds are used to purchase Investor A

Shares and Investor B Shares, respectively, of a Non-Money Market Portfolio. Holders of Investor Shares of a Money Market Portfolio who redeem their shares and use the proceeds to purchase Investor C Shares of a Money Market Portfolio will be subject to both a front-end and a contingent deferred sales charge (unless an exemption from either sales charge applies).

          INVESTMENTS OF REDEMPTION PROCEEDS FROM OTHER INVESTMENT COMPANIES. Investors may purchase Investor A Shares of the Non-Money Market Portfolios at net asset value, without a sales charge, with the proceeds from the redemption of shares of any other investment company which were sold with a sales charge or commission in accordance with the terms set forth in the Prospectuses. This does not include shares of an affiliated mutual fund which were or would be subject to a contingent deferred sales charge upon redemption. For purposes of this restriction, the term "affiliated mutual fund" means:

      i)  any Portfolio of the Fund; and

     ii) any other investment company, if such company and the Fund hold themselves out to investors as related companies for purposes of investment and investor services, and if:

          a) that company and the Fund have a common investment adviser or distributor; or

          b) the investment adviser or distributor of such company or the Fund is an "affiliated person" (as defined in Section 2(a)(3) of the 1940 Act) of the investment adviser or distributor of the Fund or the company, respectively.


     MISCELLANEOUS. The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase of a Portfolio's shares by making payment in whole or in part in securities chosen by the Fund and valued in the same way as they would be valued for purposes of computing a Portfolio's net asset value. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act so that a Portfolio is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a Portfolio.

     With respect to the Index Master Portfolio, if the Board of Trustees of the Trust determines that it would be detrimental to the best interests of the remaining shareholders of the Index Master Portfolio to make payment wholly or partly in cash, the Index Master Portfolio may pay the redemption price in whole or in part by a distribution of portfolio securities from the Index Master Portfolio of the shares being redeemed in lieu of cash in accordance with Rule 18f-1 under the Investment Company Act of 1940. Investors, such as the Portfolio, may incur brokerage charges and other transaction costs selling securities that were received in payment of redemptions.

     Under the 1940 Act, a Portfolio may suspend the right to redemption or postpone the date of payment upon redemption for any period during which the New York Stock Exchange (the "NYSE") is closed (other than customary weekend and holiday closings), or during which trading on the NYSE is restricted, or during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (A Portfolio may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)

     In addition to the situations described in the Prospectuses, the Fund may redeem shares involuntarily to reimburse a Portfolio for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder as provided in the Prospectus from time to time.


                       VALUATION OF PORTFOLIO SECURITIES

     In determining the approximate market value of portfolio investments, the Fund may employ outside organizations, which may use, without limitation, a matrix or formula method that takes into consideration market indexes, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. All cash, receivables and current payables are carried on the Fund's books at their face value. Other assets, if any, are valued at fair value as determined in good faith under the supervision of the Board of Trustees.

     MONEY MARKET PORTFOLIOS. The net asset value for each class of each Share of the Money Market Portfolios for the purpose of pricing purchase and redemption orders is determined twice each day, once as of 12:00 noon (Eastern
Time) and once as of 4:00 p.m. (Eastern Time) on each Business Day. Each Portfolio's net asset value per share is calculated by adding the value of all securities, cash and other assets of the respective classes of the Portfolio, subtracting the liabilities and dividing the result by the number of outstanding Shares of such classes. The net asset value per Share of each class of each Portfolio is determined independently of the other classes and the other Portfolios.

     The Fund seeks to maintain for each of the Money Market Portfolios a net asset value of $1.00 per share for purposes of purchase and redemptions and values their portfolio securities on the basis of the amortized cost method of valuation, described below. There can be no assurance that the net asset value per share will not vary.

     A Money Market Portfolio may use a pricing service, bank or broker/dealer experienced in such matters to value the Portfolio's securities.

     As note above, the value of the portfolio securities of each Money Market Portfolio is calculated using the amortized cost method of valuation. Under this method the market value of an instrument is approximated by amortizing the difference between the acquisition cost and value at maturity of the instrument on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account. The market value of debt securities usually reflects yields generally available on securities of similar quality. When such yields decline, market values can be expected to increase, and when yields increase, market values can be expected to decline.

     As indicated, the amortized cost method of valuation may result in the value of a security being higher or lower than its market price, the price a Money Market Portfolio would receive if the security were sold prior to maturity. The Fund's Board of Trustees has established procedures for the purpose of maintaining a constant net asset value of $1.00 per share for each Money Market Portfolio, which include a review of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share. Should that deviation exceed 1/2 of 1% for a Money Market Portfolio, the Fund's Board of Trustees will promptly consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redeeming shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends, shortening the average portfolio maturity, reducing the number of outstanding shares without monetary consideration, and utilizing a net asset value per share as determined by using available market quotations.

     Each Money Market Portfolio will maintain a dollar-weighted average portfolio maturity of 90 days or less, will not purchase any instrument with a deemed maturity under Rule 2a-7 of the 1940 Act greater than 13 months, and will limit portfolio investments, including repurchase agreements, to those instruments that the adviser or sub-adviser determines present minimal credit risks pursuant to guidelines adopted by the Fund's Board of Trustees. There can be no assurance that a constant net asset value will be maintained for any Money Market Portfolio.

     EQUITY PORTFOLIOS. The net asset value for each Service, Investor A, Investor B, Investor C and Institutional Share for each Equity Portfolio is calculated as of the close of regular trading hours on the NYSE (currently 4:00 p.m. Eastern Time) on each Business Day by adding the value of all its securities, cash and other assets allocable to each respective class of shares and dividing by the respective total number of outstanding shares of each class. The net asset value per share of each class of each Portfolio is determined independently of the other classes and the other Portfolios.

     Valuation of securities held by each Portfolio is as follows: securities traded on a national securities exchange or on the NASDAQ National Market System are valued at the last reported sale price that day; securities traded on a national securities exchange or on the NASDAQ National Market System for which there were no sales on that day and securities traded on other over-the-counter markets for which market quotations are readily available are valued at the mean of the bid and asked prices; an option or futures contract is valued at the last sales price prior to 4:00 p.m. (Eastern Time), as quoted on the principal exchange or board of trade on which such option or contract is traded, or in the absence of a sale, the mean between the last bid and asked prices prior to 4:00 p.m. (Eastern Time); and securities for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direction of the Fund's Board of Trustees. The amortized cost method of valuation will also be used with respect to debt obligations with sixty days or less remaining to maturity unless the investment adviser and/or sub-adviser under the supervision of the Board of Trustees determines such method does not represent fair value.

     Valuation of securities of foreign issuers and those held by the International Equity and International Emerging Markets Portfolios is as follows: to the extent sale prices are available, securities which are traded on a recognized stock exchange, whether U.S. or foreign, are valued at the latest sale price on that exchange prior to the time when assets are valued or prior to the close of regular trading hours on the NYSE. In the event that there are no sales, the mean between the last available bid and asked prices will be used. If a security is traded on more than one exchange, the latest sale price on the exchange where the stock is primarily traded is used. An option or futures contract is valued at the last sales price prior to 4:00 p.m. (Eastern Time), as quoted on the principal exchange or board of trade on which such option or contract is traded, or in the absence of a sale, the mean between the last bid and asked prices prior to 4:00 p.m. (Eastern Time). In the event that application of these methods of valuation results in a price for a security which is deemed not to be representative of the market value of such security, the security will be valued by, under the direction of or in accordance with a method specified by the Board of Trustees as reflecting fair value. The amortized cost method of valuation will be used with respect to debt obligations with sixty days or less remaining to maturity unless the investment adviser and/or sub-adviser under the supervision of the Board of Trustees determines such method does not represent fair value. All other assets and securities held by the Portfolios (including restricted securities) are valued at fair value as determined in good faith by the Board of Trustees or by someone under its direction. Any assets which are denominated in a foreign currency are translated into U.S. dollars at the prevailing market rates.

     A Portfolio may use a pricing service, bank or broker/dealer experienced in such matters to value the Portfolio's securities.

     The valuation of securities held by the Index Master Portfolio is discussed in its Registration Statement.

     BOND PORTFOLIOS. The net asset value for each Service, Investor A, Investor B, Investor C and Institutional Share for each Bond Portfolio is calculated as of the close of regular trading hours on the NYSE on each Business Day by adding the value of all its securities, cash and other assets allocable to each respective class of shares and dividing by the respective total number of outstanding shares of each class. The net asset value per share of each class of each Portfolio is determined independently of the other classes and the other Portfolios.

     Valuation of securities held by each Bond Portfolio is as follows: domestic securities traded on a national securities exchange or on the NASDAQ National Market system are valued at the last reported sale price that day; domestic securities traded on a national securities exchange or on the NASDAQ National Market System for which there were no sales on that day are valued at the mean of the bid and asked prices; foreign securities traded on a recognized stock exchange, whether U.S. or foreign, are valued at the latest sale price on that exchange prior to the time when assets are valued or prior to the close of regular trading hours on the NYSE (if a security is traded on more than one exchange, the latest sale price on the exchange where the stock is primarily traded is used); foreign securities traded on a recognized stock exchange for which there were no sales on that day are valued at the mean of the bid and asked prices; other securities are valued on the basis of valuations provided by a pricing service approved by the Board of Trustees, provided that if the investment adviser or sub-adviser concludes that the price provided by a pricing service does not represent the fair value of a security, such security will be valued at fair value determined by the adviser or sub-adviser based on quotations or the equivalent thereof received from dealers; an option or futures contract is valued at the last sales price prior to 4:00 p.m. (Eastern Time), as quoted on the principal exchange or board of trade on which such option or futures contract is traded, or in the absence of a sale, the mean between the last bid and asked prices prior to 4:00 p.m. (Eastern Time); the amortized cost method of valuation is used with respect to debt obligations with sixty days or less remaining to maturity; and securities for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direction of the Fund's Board of Trustees. Any securities which are denominated in a foreign currency are translated into U.S. dollars at the prevailing market rates.


                            PERFORMANCE INFORMATION

     A Portfolio may quote performance in various ways. All performance information supplied by a Portfolio in advertising is historical and is not intended to indicate future returns.

     MONEY MARKET PORTFOLIO YIELD. Each Money Market Portfolio's current and effective yields for Service, Investor A, Investor B, Investor C and Institutional Shares are computed separately using standardized methods required by the SEC. The annualized yield for a class of Service, Investor A, Investor B, Investor C or Institutional Shares is computed by: (a) determining the net change in the value of a hypothetical account having a balance of one share at the beginning of a seven-calendar day period; (b) dividing the net change by the value of the account at the beginning of the period to obtain the base period return; and (c) annualizing the results (i.e., multiplying the base period
                                         ----
return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared and all dividends declared on both the original share and such additional shares, but does not include realized gains and losses or unrealized appreciation and depreciation. Compound effective yields are computed by adding 1 to the base period return (calculated as described above) raising the sum to a power equal to 365/7 and subtracting 1. In addition, a standardized "tax-equivalent yield" may be quoted for Service, Investor A, Investor B, Investor C and Institutional Shares in the Municipal Money Market, Ohio Municipal Money Market, Pennsylvania Municipal Money Market, North Carolina Municipal Money Market, Virginia Municipal Money Market and New Jersey Municipal Money Market Portfolios, which is computed separately for each class by: (a) dividing the portion of the Portfolio's yield for shares (as calculated above) that is exempt from Federal or state income tax by one minus a stated Federal or state income tax rate; and (b) adding the figure resulting from (a) above to that portion, if any, of the yield that is not exempt from Federal and state income tax.

     The annualized yield information for each Money Market Portfolio for the seven-day period ended September 30, 1995 before waivers was as follows:



                                                     TAX-EQUIVALENT YIELD
                                                      (ASSUMES A FEDERAL
                                        EFFECTIVE          INCOME
PORTFOLIO                       YIELD     YIELD        TAX RATE OF 28%)
---------                       ------  ---------    --------------------


Money Market
     Service Shares              4.97%       5.09%          N/A
     Investor A Shares           4.70        4.81           N/A
     Institutional Shares        5.27        5.41           N/A
     Investor B Shares           4.20        4.29           N/A

Municipal Money Market
     Service Shares              3.12        3.17          4.33%
     Investor A Shares           2.86        2.90          3.97
     Institutional Shares        3.42        3.48          4.75

U.S. Treasury Money Market
     Service Shares              4.84        4.96           N/A
     Investor A Shares           4.57        4.67           N/A
     Institutional Shares        5.14        5.27           N/A

Ohio Municipal Money Market
     Service Shares              3.14        3.19          4.36
     Investor A Shares           2.87        2.91          3.99
     Institutional Shares        3.44        3.50          4.78

Pennsylvania Municipal Money
 Market
     Service Shares              3.15        3.20          4.38
     Investor A Shares           2.88        2.92          4.00
     Institutional Shares        3.45        3.51          4.79


North Carolina Municipal
 Money Market
     Service Shares              3.13        3.18          4.35
     Investor A Shares           2.86        2.90          3.97
     Institutional Shares        3.43        3.49          4.76


Virginia Municipal Money
 Market
     Service Shares              2.90        2.94          4.03
     Investor A Shares           N/A         N/A            N/A
     Institutional Shares        3.20        3.25          4.44

New Jersey Municipal Money
 Market
      Service Shares             N/A
      Investor A Shares          N/A
      Institutional Shares       N/A

     The Investor B Class had not commenced operations as of September 30, 1995, except with respect to the Money Market Portfolio. The Investor C Class had not commenced operations as of September 30, 1995.


     The annualized yield information for each Money Market Portfolio for the seven-day period ended September 30, 1995 after waivers was as follows:


                                                    TAX-EQUIVALENT YIELD
                                                     (ASSUMES A FEDERAL
                                       EFFECTIVE          INCOME
PORTFOLIO                       YIELD    YIELD        TAX RATE OF 28%)
---------                       -----  ---------    --------------------
Money Market
     Service Shares              5.34       5.48%          N/A
     Investor A Shares           5.07       5.20           N/A
     Institutional Shares        5.64       5.80           N/A
     Investor B Shares           4.57       4.67           N/A

Municipal Money Market
     Service Shares              3.56       3.62          4.33%
     Investor A Shares           3.30       3.35          3.97
     Institutional Shares        3.86       3.93          4.75

U.S. Treasury Money Market
     Service Shares              5.26       5.40           N/A
     Investor A Shares           4.99       5.11           N/A
     Institutional Shares        5.56       5.71           N/A

Ohio Municipal Money Market
     Service Shares              3.60       3.66          5.00
     Investor A Shares           3.33       3.38          4.63
     Institutional Shares       3.901       3.98          5.42

Pennsylvania Municipal Money
 Market
     Service Shares              3.57       3.63          4.96
     Investor A Shares           3.30       3.35          4.58
     Institutional Shares        3.87       3.94          5.38


North Carolina Municipal
 Money Market
     Service Shares              3.66       3.73          5.08
     Investor A Shares           3.39       3.45          4.71
     Institutional Shares        3.96       4.04          5.50


Virginia Municipal Money
 Market
     Service Shares              3.75       3.82          5.21
     Investor A Shares           N/A        N/A            N/A
     Institutional Shares        4.05       4.13          5.63

New Jersey Municipal Money
 Market
      Service Shares             N/A
      Investor A Shares          N/A
      Institutional Shares       N/A


     The Investor B Class had not commenced operations as of September 30, 1995, except with respect to the Money Market Portfolio. The Investor C Class had not commenced operations as of September 30, 1995.

     The fees which may be imposed by institutions on their Customers are not reflected in the calculations of yields for the Money Market Portfolios. Yields on Institutional Shares will generally be higher than yields on Service Shares; yields on Service Shares will generally be higher than yields on Investor A Shares; and yields on Investor A Shares will generally be higher than yields on Investor B Shares and Investor C Shares.

     From time to time, in advertisements, sale literature; in reports to shareholders and other materials, the yields of a Portfolio's Service, Investor A, Investor B, Investor C or Institutional Shares may be quoted and compared to those of other mutual funds with similar investment objectives and to stock or other relevant indexes. For example, the yield of a Portfolio's Service, Investor A, Investor B, Investor C or Institutional Shares may be compared to the Donoghue's Money Fund Average, which is an average compiled by IBC/Donoghue's MONEY FUND REPORT(R), a widely-recognized independent publication that monitors the performance of money market funds, the average yields reported by the Bank Rate Monitor from money market deposit accounts offered by the 50 leading banks and thrift institutions in the top five standard metropolitan statistical areas, or to the data prepared by Lipper Analytical Services, Inc., a widely-recognized independent service that monitors the performance of mutual funds. Yield may also be compared to yields set forth in the weekly statistical release H.15(519) or the monthly statistical release designated G.13(415) published by the Board of Governors of the Federal Reserve system.

     TOTAL RETURN. For purposes of quoting and comparing the performance of shares of the Non-Money Market Portfolios to the performance of other mutual funds and to stock or other relevant indexes in advertisements, sales literature; or in communications to shareholders and other materials, performance may be stated in terms of total return. The total return for each class of a Non-Money Market Portfolio will be calculated independently of the other classes within that Portfolio. Under the rules of the SEC, funds advertising performance must include total return quotes calculated according to the following formula:

                           ERV  1/n
                    T = [(-----)  - 1]
                            P
          Where:    T =  average annual total return.

                ERV = ending redeemable value at the end of the period covered by the computation of a hypothetical $1,000 payment made at the beginning of the period.

                    P =  hypothetical initial payment of $1,000.

                    n = period covered by the computation, expressed in terms of years.

     In calculating the ending redeemable value for Investor A Shares of the Fund's Non-Money Market Portfolios, the maximum front-end sales charge is deducted from the initial $1,000 payment and all dividends and distributions by the particular

Portfolio are assumed to have been reinvested at net asset value as described in the particular Prospectus on the reinvestment dates during the period. In calculating the ending redeemable value for Investor B Shares of the Non-Money Market Portfolios, the maximum contingent deferred sales charge is deducted at the end of the period and all dividends and distributions by the particular Portfolio are assumed to have been reinvested at net asset value as described in the particular Prospectus on the reinvestment dates during the period. In calculating the ending redeemable value for Investor C Shares of the Fund's Non-Money Market Portfolios, the maximum front-end sales charge is deducted from the initial $1,000 payment, the maximum contingent deferred sales charge is deducted at the end of the period, and all dividends and distributions by the particular Portfolio are assumed to have been reinvested at net asset value as described in the particular Prospectus on the reinvestment dates during the period. Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending redeemable value.

     Based on the foregoing calculation, the average annual total returns for each Non-Money Market Portfolio for periods ended September 30, 1995 were as follows:

                                         AVERAGE ANNUAL TOTAL RETURN

                                                   FOR THE 5     SINCE
                                 FOR THE YEAR      YEARS ENDED   COMMENCEMENT
PORTFOLIO                        ENDED 9/30/95     9/30/95       OF OPERATIONS
---------                        -------------     -----------   -------------

Managed Income
   Service Shares/(1)/                    12.97       N/A            4.67
   Investor A Shares/(2)/                  7.68       N/A            5.77
   Institutional Shares/(3)/              13.27      9.07            8.29
   Investor B Shares/(4)/                  N/A        N/A             N/A

Tax-Free Income
   Service Shares/(1)/                    11.24       N/A            5.11
   Investor A Shares/(5)/                  6.03      7.27            7.02
   Institutional Shares/(6)/              11.54       N/A            6.65
   Investor B Shares/(7)/                  N/A        N/A             N/A

Intermediate Government
   Service Shares/(1)/                     9.99       N/A            3.95
   Investor A Shares/(8)/                  5.08       N/A            4.24
   Institutional Shares/(9)/              10.28       N/A            6.04
   Investor B Shares/(10)/                 N/A        N/A             N/A

Ohio Tax-Free Income
   Service Shares/(1)/                    10.45       N/A            4.45
   Investor A Shares/(11)/                 5.51       N/A            3.67
   Institutional Shares/(11)/             10.75       N/A            5.45
   Investor B Shares/(12)/                 N/A        N/A            4.46

Pennsylvania Tax-Free Income
   Service Shares/(1)/                    10.51       N/A            4.78
   Investor A Shares/(11)/                 5.37       N/A            4.70
   Institutional Shares/(11)/             10.81       N/A            6.59
   Investor B Shares/(13)/                 N/A        N/A            4.85

Intermediate Bond
   Service Shares/(17)/                   10.46       N/A            3.15
   Investor A Shares/(18)/                 5.35       N/A            4.18
   Institutional Shares/(19)/             10.76       N/A            3.36
   Investor B Shares/(20)/                 N/A        N/A             N/A

Government Income
   Service Shares                          N/A        N/A             N/A
   Investor A Shares/(21)/                 N/A        N/A            9.19
   Institutional Shares                    N/A        N/A             N/A
   Investor B Shares/(22)/                 N/A        N/A            8.49

Value Equity
   Service Shares/(1)/                    25.40       N/A           15.12
   Investor A Shares/(23)/                19.56       N/A           12.36
   Institutional Shares/(24)/             25.73       N/A           14.00
   Investor B Shares/(25)/                 N/A        N/A             N/A

Growth Equity
   Service Shares/(26)/                   29.43       N/A           11.26
   Investor A Shares/(27)/                23.43       N/A            8.39
   Institutional Shares/(3)/              29.88      12.05          10.17
   Investor B Shares/(28)/                 N/A        N/A             N/A


                                          AVERAGE ANNUAL TOTAL RETURN

                                                   FOR THE 5       SINCE
                               FOR THE YEAR        YEARS ENDED     COMMENCEMENT
PORTFOLIOS                     ENDED 9/30/95       9/30/95         OF OPERATIONS
----------                     -------------       -----------     -------------
Small Cap Growth Equity
   Service Shares/(29)/            48.13              N/A           22.29
   Investor A Shares/(29)/         41.32              N/A           19.38
   Institutional Shares/(30)/      48.50              N/A           22.30
   Investor B Shares/(31)/          N/A               N/A             N/A

Select Equity
   Service Shares/(29)/            23.43              N/A           11.52
   Investor A Shares/(32)/         17.71              N/A            9.53
   Institutional Shares/(33)/      23.76              N/A           11.76
   Investor B Shares/(34)/          N/A               N/A             N/A

Index Equity/(35)/
   Service Shares/(1)/             28.99              N/A           15.50
   Investor A Shares/(36)/         22.92              N/A           11.37
   Institutional Shares/(9)/       29.30              N/A           12.95
   Investor B Shares/(37)/          N/A               N/A             N/A

Small Cap Value Equity
   Service Shares/(1)/             17.17              N/A           13.71
   Investor A Shares/(36)/         11.69              N/A           14.18
   Institutional Shares/(38)/      17.43              N/A           15.56
   Investor B Shares/(39)/          N/A               N/A           11.77

International Equity
   Service Shares/(1)/              2.19              N/A            8.57
   Investor A Shares/(36)/         (2.58)             N/A            7.61
   Institutional Shares/(40)/       2.46              N/A           11.21
   Investor B Shares/(41)/          N/A               N/A           (2.80)

International Emerging
 Markets
   Service Shares/(42)/            19.91)             N/A          (12.31)
   Investor A Shares/(42)/         23.74)             N/A          (15.64)
   Institutional Shares/(42)/      19.72)             N/A          (12.08)
   Investor B Shares/(43)/          N/A               N/A            N/A

Balanced
   Service Shares/(1)/             19.94              N/A           10.34
   Investor A Shares/(44)/         14.51             12.73          10.14
   Institutional Shares/(45)/      20.32              N/A           11.28
   Investor B Shares/(46)/          N/A               N/A           14.10

---------------

     /(1)/  Commenced operations on July 29, 1993.
     /(2)/  Commenced operations on February 5, 1992.
     /(3)/  Commenced operations on November 1, 1989.
     /(4)/ Class had not commenced operations at September 30, 1995. /(5)/ Commenced operations on May 14, 1990.
     /(6)/  Commenced operations on January 21, 1993.
     /(7)/ Class had not commenced operations at September 30, 1995. /(8)/ Commenced operations on May 11, 1992.
     /(9)/  Commenced operations on April 20, 1992.
     /(10)/ Class had not commenced operations at September 30, 1995. /(11)/ Commenced operations on December 1, 1992.
     /(12)/ Commenced operations on October 13, 1994.

     /(13)/  Commenced operations on October 3, 1994.
     /(14)/  Commenced operations on September 1, 1993.
     /(15)/  Commenced operations on November 17, 1993.
     /(16)/ Class had not commenced operations at September 30, 1995. /(17)/ Commenced operations on September 23, 1993.
     /(18)/  Commenced operations on May 20, 1994.
     /(19)/  Commenced operations on September 17, 1993.
     /(20)/ Class had not commenced operations at September 30, 1995. /(21)/ Commenced operations on October 4, 1994.
     /(22)/  Commenced operations on October 3, 1994.
     /(23)/  Commenced operations on May 2, 1992.
     /(24)/  Commenced operations on May 20, 1992.
     /(25)/ Class had not commenced operations at September 30, 1995. /(26)/ Commenced operations on July 28, 1993.
     /(27)/  Commenced operations on March 14, 1992.
     /(28)/ Class had not commenced operations at September 30, 1995. /(29)/ Commenced operations on September 15, 1993.
     /(30)/  Commenced operations on September 14, 1993.
     /(31)/ Class had not commenced operations at September 30, 1995. /(32)/ Commenced operations on October 13, 1993.
     /(33)/  Commenced operations on September 13, 1993.
     /(34)/ Class had not commenced operations at September 30, 1995. /(35)/ Reflects total returns prior to investing all of its assets in the Index Master Portfolio.
     /(36)/  Commenced operations on June 2, 1992.
     /(37)/ Class had not commenced operations at September 30, 1995. /(38)/ Commenced operations on April 13, 1992.
     /(39)/  Commenced operations on October 3, 1994.
     /(40)/  Commenced operations on April 27, 1992.
     /(41)/  Commenced operations on October 3, 1994.
     /(42)/  Commenced operations on June 17, 1994.
     /(43)/ Class had not commenced operations at September 30, 1995. /(44)/ Commenced operations on May 14, 1990.
     /(45)/  Commenced operations on May 1, 1992.
     /(46)/  Commenced operations on October 3, 1994.


     The predecessor portfolio to the International Bond and New Jersey Tax-Free Income Portfolios each offered and sold only one class of shares. Based on the foregoing calculation, the average annual total return for the predecessor portfolios to the International Bond and New Jersey Tax-Free Income Portfolios for periods ended February 28, 1995 were as follows:



                                             AVERAGE ANNUAL TOTAL RETURN
                                             ---------------------------
                                        FOR
                                        THE    FOR THE 5
                                       YEAR      YEARS
                                       ENDED     ENDED     SINCE COMMENCEMENT
PORTFOLIO                             2/28/95   2/28/95    OF OPERATIONS/(1)/
---------                             -------   -------    ------------------
Predecessor Portfolio to the           (2.31)%     N/A            6.47%
 New Jersey Tax-Free Income
 Portfolio/(1)/

Predecessor Portfolio to the
 International Bond Portfolio/(2)/       1.50%     N/A            7.40%


     /(1)/  Commenced operations on July 1, 1991.

     /(2)/  Commenced operations on July 1, 1991.

     The predecessor portfolio to the Short Government and Core Bond Portfolios each also offered and sold only one class of shares. Based on the foregoing calculation, the average annual total return for the Predecessor Portfolio for periods ended June 30, 1995 were as follows:


                                            AVERAGE ANNUAL TOTAL RETURN
                                            ---------------------------

                                       FOR      FOR THE
                                       THE         5
                                       YEAR      YEARS           SINCE
                                       ENDED     ENDED        COMMENCEMENT
PORTFOLIO                             6/30/95   6/30/95      OF OPERATIONS
---------                             -------   -------      -------------
Predecessor Portfolio/(1)/ to the       12.44%     N/A            7.17%
 Core Bond Portfolio
Predecessor Portfolio to the
 International Bond Portfolio/(2)/      _____%     N/A          ______%

=============================================================================

     /(1)/  Commenced operations on December 9, 1992.

     /(2)/  Commenced operations on __________, ____.

     Each class of the Non-Money Market Portfolios may also from time to time include in advertisements, sale literature; communications to shareholders and other materials a total return figure that is not calculated according to the formula set forth above in order to compare more accurately the performance of each class of a Non-Money Market Portfolio's shares with other performance measures. For example, in comparing the total return of a Non-Money Market Portfolio's shares with data published by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. or Weisenberger Investment Company Service, or with the performance of the Standard & Poor's 500 Stock Index, EAFE, the Dow Jones Industrial Average or the Shearson Lehman Hutton Government Corporate Bond Index, as appropriate, a Non-Money Market Portfolio may calculate the aggregate total return for its shares of a certain class for the period of time specified in the advertisement or communication by assuming the investment of $10,000 in such Non-Money Market Portfolio's shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value. A Non-Money Market Portfolio does not, for these purposes, deduct from the initial value invested or the ending value any amount representing front-end, deferred sales charges or both, respectively, charged to purchasers of Investor A, Investor B and Investor C Shares, respectively. The Investor A, Investor B and Investor C classes of the Portfolio will, however, disclose the maximum applicable sales charge and will also disclose that the performance data does not reflect sales charges and that inclusion of sales charges would reduce the performance quoted.

     In addition to average annual total returns, a Non-Money Market Portfolio may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns may be quoted on a before-tax or after-tax basis and may be quoted with or without taking sales charge into account. Excluding the sales charge from a total return calculation produces a higher total return figure. Total returns, yields, and other performance information may be quoted numerically or in a table, graph or similar illustration.

     NON-MONEY MARKET PORTFOLIO YIELD. The Balanced, Managed Income, Tax-Free Income, Intermediate Government, Ohio Tax-Free Income, Pennsylvania Tax-Free Income, New Jersey Tax-Free Income, Short Government Bond, Intermediate Bond, Government Income, Core Bond and International Bond Portfolios may advertise their yields on their Service, Investor A, Investor B, Investor C and Institutional Shares. Under the rules of the SEC, each such Portfolio advertising the respective yields for its Service, Investor A, Investor B, Investor C and Institutional Shares must calculate yield using the following formula:


                      a-b
          YIELD = 2[(----- +1) to the 6th power - 1]
                      cd

          Where:    a =  dividends and interest earned during the period.

                    b =  expenses accrued for the period (net of
                         reimbursements).

                    c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

                    d = the maximum offering price per share on the last day of the period.

     For the purpose of determining net investment income earned during the period (variable "a" in the formula), dividend income on equity securities held by a Portfolio is recognized by accruing 1/360th of the stated dividend rate of the security each day that the security is in the Portfolio. Except as noted below, interest earned on any debt obligations held by the Portfolio is calculated by computing the yield to maturity of each obligation held by the Portfolio based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest) and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is held by the Portfolio. For purposes of this calculation, it is assumed that each month contains 30 days. The maturity of an obligation with a call provision is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date.

     With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium. However, interest earned on tax-exempt obligations that are issued without original issue discount and have a current market discount is calculated by using the coupon rate of interest instead of the yield to maturity. In the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that exceed the then-remaining portion of the original issue discount (market discount), the yield to maturity is the imputed rate based on the original issue discount calculation. On the other hand, in the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that are less than the then-remaining portion of the original issue discount (market premium), the yield to maturity is based on the market value.

     With respect to mortgage or other receivables-backed obligations which are expected to be subject to monthly payments of principal and interest ("pay downs"), (a) gain or loss attributable to actual monthly pay downs are accounted for as an increase or decrease to interest income during the period; and (b) a Portfolio may elect either (i) to amortize the discount and premium on the remaining security, based on the cost of the security, to the weighted-average maturity date, if such information is available, or to the remaining term of the security, if any, if the weighted-average maturity date is not available, or
(ii) not to amortize discount or premium on the remaining security. The amortization schedule will be adjusted monthly to reflect changes in the market values of debt obligations.

     Undeclared earned income will be subtracted from the maximum offering price per share (variable "d" in the formula). Undeclared earned income is the net investment income which, at the end of the base period, has not been declared as a dividend, but is reasonably expected to be and is declared and paid as a dividend shortly thereafter. In the case of Investor A Shares and Investor C Shares of a Non-Money Market Portfolio, a Portfolio's maximum offering price per share for purposes of the formula includes the maximum front-end sales charge imposed by the Portfolio -- currently as much as 4.50% or 1.00%, respectively, of the per share offering price.

     Each of the Tax-Free Income, Ohio Tax-Free Income, New Jersey Tax-Free Income and Pennsylvania Tax-Free Income Portfolios may advertise the tax-equivalent yield for its shares of a specified class. Under the rules of the SEC, such a Portfolio advertising its tax-equivalent yield must calculate such tax-equivalent yield by dividing that portion of the yield of the Portfolio which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the yield of the Portfolio which is not tax-exempt.

     The annualized yield information for the 30-day period ended September 30, 1995 for the Portfolios referenced below was as follows:


                                                                   Before
                                                After Waivers      Waivers      Tax
                                                -------------      -------      ---

                                                  TAX-EQUIVALENT                 TAX-EQUIVALENT
                                                     YIELD                          YIELD
PORTFOLIO                             YIELD        (ASSUMES A      YIELD           (ASSUMES A
---------                             -----      FEDERAL INCOME    -----         FEDERAL INCOME
                                                   TAX RATE OF                    TAX RATE OF
                                                   -----------                    -----------
                                                     28%)                             28%)
                                                     ---                              ---
Managed Income
  Service Shares                       5.76%           N/A             5.56
  Investor A Shares                    5.27            N/A             5.07
  Institutional Shares                 6.07            N/A             5.87
  Investor B Shares                    N/A             N/A

Tax-Free Income
  Service Shares                       4.69            6.51            3.91             5.43
  Investor A Shares                    4.26            5.92            3.48             4.83
  Institutional Shares                 5.00            6.94            4.22             5.86
  Investor B Shares                    N/A             N/A

Intermediate Government
  Service Shares                       5.42            N/A             5.05
  Investor A Shares                    5.15            N/A             4.78
  Insititutional Shares                5.74            N/A             5.37
  Investor B Shares                    N/A             N/A

Ohio Tax-Free income
  Service Shares                       5.22            7.25            4.15             5.76
  Investor A Shares                    4.96            6.89            3.89             5.40
  Institutional Shares                 5.49            7.63            4.42             6.14
  Investor B Shares                    4.51            6.26            3.44             4.77

Pennsylvania Tax-Free
Income                                 5.11            7.10            4.79             6.65
  Service Shares                       4.73            6.57            4.41             6.13
  Investor A Shares                    5.38            7.47            5.06             7.03
  Institutional Shares                 4.42            6.14            4.10             5.69
  Investor B Shares

Intermediate Bond
  Service Shares                       6.07            N/A             5.73
  Investor A Shares                    5.78            N/A             5.44
  Institutional Shares                 6.41            N/A             6.07
  Investor B Shares                    N/A             N/A

Government Income
  Service Shares                       N/A             N/A
  Investor A Shares                    6.69            N/A             5.24
  Institutional Shares                 N/A             N/A
  Investor B Shares                    6.37            N/A             4.92

The Investor C Class had not commenced operations as of September 30, 1995.


        The annualized yield information for the 30-day period ended February 28, 1995 for the predecessor portfolios to the New Jersey Tax-Free Income and International Bond Portfolios was as follows:


                                                        Before Waivers                  After Waivers
                                                        --------------                  -------------
                                                          TAX-EQUIVALENT             TAX-EQUIVALENT
                                                          YIELD (ASSUMES             YIELD (ASSUMES
                                                            A FEDERAL                  A FEDERAL
                                                           INCOME TAX                 INCOME TAX
PORTFOLIO                        YIELD                    RATE OF 28%)     YIELD       RATE OF 28%)
---------                        -----                    -------------    -----     ---------------

Predecessor Portfolio to         4.40%                       7.29%
 the New Jersey Tax-Free
 Income Portfolio
Predecessor Portfolio to        _____%                    _______%       5.27%           ______%
 the International Bond
 Portfolio

     The annualized yield information for the 30-day period ended June 30, 1995 for the predecessor portfolios to the Core Bond and Short Government Bond Portfolios was as follows:

                                Before Waivers                  After Waivers
                                --------------                  --------------

PORTFOLIO                           YIELD                       YIELD
---------                           -----                       -----

Predecessor Portfolio to the        6.63%                       ____%
 Core Bond Portfolio
Predecessor Portfolio to the       _____%                       ____%
 Short Government Bond
 Portfolio

     OTHER INFORMATION REGARDING INVESTMENT RETURNS. In addition to providing performance information that demonstrates the total return or yield of shares of a particular class of a Portfolio over a specified period of time, the Fund may provide certain other information demonstrating hypothetical investment returns. Such information may include, but is not limited to, illustrating the compounding effects of a dividend in a dividend reinvestment plan or the impact of tax-free investing. As illustrated below, the Fund may demonstrate, using certain specified hypothetical data, the compounding effect of dividend reinvestment on investments in a Non-Money Market Portfolio.

     The Money and Non-Money Market Municipal Portfolios may illustrate in advertising, sales literature, communications to shareholders and other materials the benefits of tax-free investing. For example, Table 1 shows taxpayers how to translate Federal tax savings from investments the income on which is not subject to Federal income tax into an equivalent yield from a taxable investment. Similarly, Tables 2, 3, 4, 5 and 6 show

Pennsylvania, Ohio, North Carolina, Virginia and New Jersey shareholders the approximate yield that a taxable investment must earn at various income brackets to produce after-tax yields equivalent to those of the Pennsylvania Municipal Money Market and Pennsylvania Tax-Free Income Portfolios, the Ohio Municipal Money Market and Ohio Tax-Free Income Portfolios, the North Carolina Municipal Money Market Portfolio, the Virginia Municipal Money Market Portfolio, and the New Jersey Municipal Money Market and New Jersey Tax-Free Income Portfolios, respectively. The yields below are for illustration purposes only and are not intended to represent current or future yields for the Money and Non-Money Market Municipal Portfolios, which may be higher or lower than the yields shown.

TABLE 1
-------

                                       Federal        TAX-EXEMPT YIELD
 1996 Taxable                          Marginal
Income Bracket                         Tax Rate/*/      3.0%     3.5%      4.0%      4.5%      5.0%       5.5%      6.0%
------------------------------------------------------------------------------------------------------------------------
Single Return          Joint Return

$     0 - $24,000    $     0 - $40,100      15.0%     3.529%    4.118%    4.706%    5.294%    5.882%    6.471%    7.059%
$24,001 - $58,150    $40,101 - $96,900      28.0%     4.167%    4.861%    5.556%    6.250%    6.944%    7.639%    8.333%
$58,151 -$121,300    $96,901 -$147,700      31.0%     4.348%    5.072%    5.797%    6.522%    7.246%    7.971%    8.696%
$121,301-$263,750    $147,701-$263,750      36.0%     4.688%    5.469%    6.250%    7.031%    7.812%    8.594%    9.375%
  Over $263,750      Over $263,750          39.6%     4.967%    5.795%    6.623%    7.450%    8.278%    9.106%    9.934%



/*/Rates do not include the phase out of personal exemptions or itemized deductions. It is assumed that the investor is not subject to the alternative minimum tax. Where applicable, investors should consider that the benefit of certain itemized deductions and the benefit of personal exemptions are limited in the case of higher income individuals. For 1996, taxpayers with adjusted gross income in excess of a threshold amount of approximately $117,950 are subject to an overall limitation on certain itemized deductions, requiring a reduction in such deductions equal to the lesser of (i) 3% of adjusted gross income in excess of the threshold of approximately $117,950 or (ii) 80% of the amount of such itemized deductions otherwise allowable. The benefit of each personal exemption is phased out at the rate of two percentage points for each $2,500 (or fraction thereof) of adjusted gross income in the phase-out zone.
For single taxpayers the range of adjusted gross income comprising the phase-out zone for 1996 is estimated to be from $117,950 to $240,451 and for married taxpayers filing a joint return from $176,950 to $299,451. The Federal tax brackets, the threshold amounts at which itemized deductions are subject to reduction, and the range over which personal exemptions are phased out will be further adjusted for inflation for each year after 1996.

TABLE 2
-------



                                                      Approx.
                                                      Combined
                                                      Federal
                                                      and PA                  TAX-EXEMPT YIELD
    1996 Federal                                      Marginal
Taxable Income Bracket                                Tax Rate/*/  3.0%     3.5%    4.0%    4.5%     5.0%     5.5%      6.0%
----------------------------------------------------------------------------------------------------------------------------
  Single Return                    Joint Return

$     0 - $ 24,000                 $      0 - $40,100  17.380%    3.631%    4.236%  4.841%  5.447%  6.052%   6.657%   7.262%
$24,001 - $ 58,150                 $ 40,101 - $96,900  30.016%    4.287%    5.001%  5.716%  6.430%  7.144%   7.859%   8.573%
$58,151 - $121,300                 $ 96,901 -$147,700  32.932%    4.473%    5.219%  5.964%  6.710%  7.455%   8.201%   8.946%
$121,301- $263,750                 $147,701 -$263,750  37.792%    4.823%    5.626%  6.430%  7.234%  8.038%   8.841%   9.645%
     Over $263,750                 Over $263,750       41.291%    5.110%    5.962%  6.813%  7.665%  8.517%   9.368%  10.220%


*The income amount shown is income subject to Federal income tax reduced by adjustments to income, exemptions, and itemized deductions (including the deduction for state income taxes). If the standard deduction is taken for Federal income tax purposes, the taxable equivalent yield required to equal a specified tax-exempt yield is at least as great as that shown in the table. It is assumed that the investor is not subject to the alternative minimum tax. Where applicable, investors should consider that the benefit of certain itemized deductions and the benefit of personal exemptions are limited in the case of higher income individuals. For 1996, taxpayers with adjusted gross income in excess of a threshold amount of approximately $117,950 are subject to an overall limitation on certain itemized deductions, requiring a reduction in such deductions equal to the lesser of (i) 3% of adjusted gross income in excess of the threshold of approximately $117,950 or (ii) 80% of the amount of such itemized deductions otherwise allowable. The benefit of each personal exemption is phased out at the rate of two percentage points for each $2,500 (or fraction thereof) of adjusted gross income in the phase-out zone. For single taxpayers the range of adjusted gross income comprising the phase-out zone for 1996 is estimated to be from $117,950 to $240,451 and for married taxpayers filing a joint return from $176,950 to $299,451. The Federal tax brackets, the threshold amounts at which itemized deductions are subject to reduction, and the range over which personal exemptions are phased out will be further adjusted for inflation for each year after 1996.

TABLE 3
-------

                                 STATE OF OHIO
                                 1996 TAX YEAR

                                                           TAX EXEMPT YIELD
                                                        ------------------------------------------
                                                          3         3.5       4        4.5     5      5.5     6
     1996            FEDERAL      OHIO
TAXABLE INCOME       MARGINAL    MARGINAL    COMBINED                           TAXABLE EQUIVALENT YIELD
  BRACKETS           TAX RATE    TAX RATE    RATE                                     SINGLE RETURN
    0 -   24,000          15%     4.457%      18.79%      3.69%     4.31%     4.93%    5.54%  6.16%  6.77%   7.39%

 24,001 -  40,000         28%     4.457%      31.21%      4.36%     5.09%     5.81%    6.54%  7.27%  8.00%   8.72%

 40,001 -  58,150         28%     5.201%      31.74%      4.40%     5.13%     5.86%    6.59%  7.33%  8.06%   8.79%

 58,151 -  80,000         31%     5.201%      34.59%      4.59%     5.35%     6.12%    6.88%  7.64%  8.41%   9.17%

 80,001 - 100,000         31%     5.943%      35.10%      4.62%     5.39%     6.16%    6.93%  7.70%  8.47%   9.25%

100,001 - 121,300         31%     6.900%      35.76%      4.67%     5.45%     6.23%    7.01%  7.78%  8.56%   9.34%

121,301 - 200,000         36%     6.900%      40.42%      5.03%     5.87%     6.71%    7.55%  8.39%  9.23%  10.07%

200,001 - 263,750         36%     7.500%      40.80%      5.07%     5.91%     6.76%    7.60%  8.45%  9.29%  10.14%

   OVER 263,750         39.6%     7.500%      44.13%      5.37%     6.26%     7.15%    8.05%  8.95%  9.84%  10.74%

     1996            FEDERAL      OHIO
TAXABLE INCOME       MARGINAL    MARGINAL    COMBINED                           TAXABLE EQUIVALENT YIELD
  BRACKETS           TAX RATE    TAX RATE    RATE                                     JOINT RETURN

      0 -  40,000      15%       4.457%      18.79%      3.69%      4.31%     4.93%    5.54%   6.16%   6.77%   7.39%

 40,001 -  40,100      15%       5.201%      19.42%      3.72%      4.34%     4.96%    5.58%   6.20%   6.82%   7.45%

 40,101-   80,000      28%       5.201%      31.74%      4.40%      5.13%     5.86%    6.59%   7.33%   8.06%   8.79%

 80,001 -  96,900      28%       5.943%      32.28%      4.43%      5.17%     5.91%    6.64%   7.38%   8.12%   8.86%

 96,901 - 100,000      31%       5.943%      35.10%      4.62%      5.39%     6.16%    6.93%   7.70%   8.47%   9.25%

100,001 - 147,700      31%       6.900%      35.76%      4.67%      5.45%     6.23%    7.01%   7.78%   8.56%   9.34%

147,701 - 200,000      36%       6.900%      40.42%      5.03%      5.87%     6.71%    7.55%   8.39%   9.23%  10.07%

200,001 - 263,750      36%       7.500%      40.80%      5.07%      5.91%     6.76%    7.60%   8.45%   9.29%  10.14%
   OVER 263,750      39.6%       7.500%      44.13%      5.37%      6.26%     7.15%    8.05%   8.95%   9.84%  10.74%
===========================================================================================

/*/The income brackets applicable to the state of Ohio do not correspond to the Federal taxable income brackets. In addition, Ohio taxable income will likely be different than Federal taxable income because it is computed by reference to Federal adjusted gross income with specifically-defined Ohio modifications and exemptions, and does not consider many of the deductions allowed from Federal adjusted gross income in computing Federal taxable income. No other state tax credits, exemptions, or local taxes have been taken into account in arriving at the combined marginal tax rate. The income amount shown is income subject to Federal income tax reduced by adjustments to income, exemptions, and itemized deductions (including the deduction for state and local income taxes). If the standard deduction is taken for Federal income tax purposes, the taxable equivalent yield required to equal a specified tax-exempt yield is at least as great as that shown in the table. It is assumed that the investor is not subject to the alternative minimum tax. Where applicable, investors should consider that the benefit of certain itemized deductions and the benefit of personal exemptions are limited in the case of higher income individuals. For 1996, taxpayers with adjusted gross income in excess of a $117,950 threshold amount are subject to an overall limitation on certain itemized deductions, requiring a reduction in such deductions equal to the lesser of (i) 3% of adjusted gross income in excess of the $117,950 threshold or (ii) 80% of the amount of such itemized deductions otherwise allowable. The benefit of each personal exemption is phased out at the rate of two percentage points for each $2,500 (or fraction thereof) of adjusted gross income in the phase-out zone.
For single taxpayers the range of adjusted gross income comprising the phase-out zone for 1996 is from $117,950 to $240,450 and for married taxpayers filing a joint return the range is from $176,950 to $299,450. The Federal tax brackets, the threshold amounts at which itemized deductions are subject to reduction, and the range over which personal exemptions are phased out will be further adjusted for inflation for each year after 1996.

TABLE 4

       1995 Taxable                                 North      Combined Federal
      Income Bracket                     Federal    Carolina   and North Carolina                 Tax-Exempt Yield
                                         Marginal   Marginal   Marginal
       Single Return    Joint  Return    Tax Rate   Tax Rate   Tax Rate*     3.0%    3.5%    4.0%     4.5%     5.0%    5.5%     6.0%
       -------------    -------------   --------   --------   ---------     ----    ----    ----     ----     ----    ----     ----
       0 -  12,750          0 -  21,250      15.0%      6.00%     20.100%  3.755%  4.380%  5.006%   5.632%   6.258%  6.884%   7.509%

  12,751 -  23,350     21,251 -  39,000      15.0%      7.00%     20.950%  3.795%  4.428%  5.060%   5.693%   6.325%  6.958%   7.590%

  23,351 -  56,550     39,001 -  94,250      28.0%      7.00%     33.040%  4.480%  5.227%  5.974%   6.720%   7.467%  8.214%   8.961%

  56,551 -  60,000     94,251 - 100,000      31.0%      7.00%     35.830%  4.675%  5.454%  6.233%   7.013%   7.792%  8.571%   9.350%

  60,001 - 117,950    100,001 - 143,600      31.0%      7.75%     36.348%  4.713%  5.499%  6.284%   7.070%   7.855%  8.641%   9.426%

 117,951 - 256,500    143,601 - 256,500      36.0%      7.75%     40.960%  5.081%  5.928%  6.775%   7.622%   8.469%  9.316%  10.163%

      Over 256,500         Over 256,500      39.6%      7.75%     44.281%  5.384%  6.282%  7.179%   8.076%   8.974%  9.871%  10.768%


*The taxable income brackets applicable to North Carolina do not correspond to the Federal taxable income brackets. The taxable income brackets presented in this table represent the breakpoints for both the Federal and North Carolina marginal tax rate changes. When applying these brackets, Federal taxable income may be different than North Carolina taxable income. No state tax credits, exemptions, or local taxes have been taken into account in arriving at the combined marginal tax rate. The income amount shown is income subject to Federal income tax reduced by adjustments to income, exemptions, and itemized deductions (including the deduction for state and local income taxes). If the standard deduction is taken for Federal income tax purposes, the taxable equivalent yield required to equal a specified tax-exempt yield is at least as great as that shown in the table. It is assumed that the investor is not subject to the alternative minimum tax. Where applicable, investors should consider that the benefit of certain itemized deductions and the benefit of personal exemptions are limited in the case of higher-income individuals. For 1995, taxpayers with adjusted gross income in excess of $114,700 are subject to an overall limitation on certain itemized deductions, requiring a reduction in such deductions equal to the lesser of (i) 3% of adjusted gross income in excess of $114,700 or (ii) 80% of the amount of such itemized deductions otherwise allowable. The benefit of each personal exemption is phased out at the rate of two percentage points for each $2,500 (or fraction thereof) of adjusted gross income in the phase-out zone. For single taxpayers the range of adjusted gross income comprising the phase-out zone for 1995 is from $114,700 to $237,201, and for married taxpayers filing a joint return the range is from $172,050 to $294,551. The Federal tax brackets, the threshold amounts at which itemized deductions are subject to reduction, and the range over which personal exemptions are phased out will be further adjusted for inflation for each year after 1995.

TABLE 5

       1995 Taxable                                           Combined Federal
      Income Bracket                     Federal   Virginia   and Virginia                       Tax-Exempt Yield
                                        Marginal   Marginal   Marginal
       Single Return    Joint Return    Tax Rate   Tax Rate   Tax Rate*     3.0%    3.5%    4.0%     4.5%     5.0%    5.5%     6.0%
       -------------    ------------    --------   --------   ---------     ----    ----    ----     ----     ----    ----     ----


      0 -  22,750           0 -  38,000     15.0%      5.75%     19.888%  3.745%  4.369%  4.993%   5.617%   6.241%  6.865%   7.489%
 12,751 -  55,100      38,001 -  91,850     28.0%      5.75%     32.140%  4.421%  5.158%  5.894%   6.631%   7.368%  8.105%   8.842%
 55,101 - 115,000      91,851 - 140,000     31.0%      5.75%     34.968%  4.613%  5.382%  6.151%   6.920%   7.688%  8.457%   9.226%
115,001 - 250,000      140,001 -250,000     36.0%      5.75%     39.680%  4.973%  5.802%  6.631%   7.460%   8.289%  9.118%   9.947%
     OVER 250,000          OVER 250,000     39.6%      5.75%     43.073%  5.270%  6.148%  7.027%   7.905%   8.783%  9.661%  10.540%

*The taxable income brackets applicable to Virginia do not correspond to the Federal taxable income brackets. Because Virginia imposes a maximum tax rate of 5.75% on taxable income over $17,000, the taxable income brackets presented in this table represent the breakpoints only for the Federal marginal tax rate changes. When applying these brackets, Federal taxable income may be different than Virginia taxable income. No state tax credits, exemptions, or local taxes have been taken into account in arriving at the combined marginal tax rate. The income amount shown is income subject to Federal income tax reduced by adjustments to income, exemptions, and itemized deductions (including the deduction for state and local income taxes). If the standard deduction is taken for Federal income tax purposes, the taxable equivalent yield required to equal a specified tax-exempt yield is at least as great as that shown in the table.
It is assumed that the investor is not subject to the alternative minimum tax. Where applicable, investors should consider that the benefit of certain itemized deductions and the benefit of personal exemptions are limited in the case of higher income individuals. For 1995, taxpayers with adjusted gross income in excess of $114,700 are subject to an overall limitation on certain itemized deductions, requiring a reduction in such deductions equal to the lesser of (i) 3% of adjusted gross income excess of $114,700 or (ii) 80% of the amount of such itemized deductions otherwise allowable. The benefit of each personal exemption is phased out at the rate of two percentage points for each $2,500 (or fraction thereof) of adjusted gross income in the phase-out zone. For single taxpayers the range of adjusted gross income comprising the phase-out zone for 1995 is from $114,700 to $237,201 and for married taxpayers filing a joint return from $172,050 to $294,551. The Federal tax brackets, the threshold amounts at which itemized deductions are subject to reduction, and the range over which personal exemptions are phased out will be further adjusted for inflation for each year after 1995.

TABLE 6
                                           Approximate
                                           Combined
                                           Federal
                                           and NJ
                     Federal       NJ      Marginal                            Tax-Exempt Yield
   1996 Taxable      Marginal   Marginal   Tax
  Income Bracket*    Tax Rate   Tax Rate   Rate      3.0%    3.5%     4.0%       4.5%    5.0%    5.5%    6.0%     6.5%     7.0%
-------------------  --------   --------   -------   -----   ----     ----       ----    ----    ----    ----     ----     ----
   Single Return                                                         Taxable Yield - Single Return
   -------------
     0 - 20,000      15.0%     1.400%      16.190%  3.580%  4.176%    4.773%    5.369%  5.966%  6.562%   7.159%   7.756%   8.352%
20,001 - 24,000      15.0%     1.750%      16.488%  3.592%  4.191%    4.790%    5.388%  5.987%  6.589%   7.185%   7.783%   8.382%
24,001 - 35,000      28.0%     1.750%      29.260%  4.240%  4.948%    5.655%    6.361%  7.068%  7.775%   8.481%   9.189%   9.895%
35,001 - 40,000      28.0%     3.500%      30.520%  4.318%  5.037%    5.757%    6.471%  7.196%  7.916%   8.636%   9.355%  10.075%
40,001 - 58,150      28.0%     5.525%      31.978%  4.410%  5.145%    5.880%    6.616%  7.350%  8.086%   8.820%   9.556%  10.298%
58,151 - 75,000      31.0%     5.525%      34.812%  4.602%  5.369%    6.136%    6.903%  7.670%  8.437%   9.204%   9.971%  10.738%
75,001 - 121,300     31.0%     6.370%      35.395%  4.643%  5.418%    6.191%    6.965%  7.739%  8.513%   9.287%  10.061   10.835%
121,301 - 263,750    36.0%     6.370%      40.077%  5.006%  5.841%    6.675%    7.510%  8.344%  9.178%  10.013%  10.847%  11.682%
OVER 263,750         39.6%     6.370%      43.447%  5.305%  6.189%    7.073%    7.957%  8.841%  9.725%  10.610%  11.494%  12.378%

   Joint Return                                               Taxable Yield - Joint Return
-------------------
0 - 20,000           15.0%     1.400%      16.190%  3.580%  4.176%    4.773%    5.369%  5.966%  6.562%   7.159%   7.756%   8.352%
20,001 - 40,100      15.0%     1.750%      16.488%  3.592%  4.191%    4.790%    5.388%  5.987%  6.589%   7.185%   7.783%   8.382%
40,101 - 50,000      28.0%     1.750%      29.260%  4.240%  4.948%    5.655%    6.361%  7.068%  7.775%   8.481%   9.189%   9.895%
50,001 - 70,000      28.0%     2.450%     *29.764%  4.271%  4.983%    5.695%    6.407%  7.189%  7.831%   8.543%   9.255%   9.966%
70,001 - 80,000      28.0%     3.500%      30.520%  4.318%  5.037%    5.757%    6.471%  7.196%  7.916%   8.636%   9.355%  10.075%
80,001 - 96,900      28.0%     5.525%      31.978%  4.410%  5.145%    5.880%    6.616%  7.350%  8.086%   8.820%   9.556%  10.298%
96,901 - 147,700     31.0%     5.525%      34.812%  4.602%  5.369%    6.136%    6.903%  7.670%  8.437%   9.204%       9   10.738%
                                                                                                                   .971%
147,701 - 150,000    36.0%     5.525%     *39.536%  4.961%  5.789%    6.616%    7.442%  8.269%  9.096%   9.923%  10.750   11.577%
150,001 - 263,750    36.0%     6.370%      40.077%  5.006%  5.841%    6.675%    7.510%  8.344%  9.178%  10.013%  10.847%  11.682%
OVER 263,750         39.6%     6.370%      43.447%  5.305%  6.189%    7.073%    7.957%  8.841%  9.725%  10.610%  11.494%  12.378%

* The taxable income brackets applicable to New Jersey do not correspond to the Federal taxable income brackets. The taxable income brackets presented in this table represent the breakpoints for both the Federal and New Jersey marginal tax rate changes. When applying these brackets, Federal taxable income will be different than New Jersey taxable income because New Jersey does not start with Federal taxable income in computing its own state income tax base. No state tax credits, exemptions, or local taxes have been taken into account in arriving at the combined marginal tax rate. The income amount shown is income subject to Federal income tax reduced by adjustments to income, exemptions, and itemized deductions (including the deduction for state and local income taxes). If the standard deduction is taken for Federal income tax purposes, the taxable equivalent yield required to equal a specified tax-exempt yield is at least as great as that shown in the table. It is assumed that the investor is not subject to the alternative minimum tax. Where applicable, investors should consider that the benefit of certain itemized deductions and the benefit of personal exemptions are limited in the case of higher-income individuals. For 1996, taxpayers with adjusted gross income in excess of $117,950 are subject to an overall limitation on certain itemized deductions, requiring a reduction in such deductions equal to the lesser of (i) 3% of adjusted gross income in excess of $117,950 or (ii) 80% of the amount of such itemized deductions otherwise allowable. The benefit of each personal exemption is phased out at the rate of two percentage points for each $2,500 (or fraction thereof) of adjusted gross income in the phase-out zone. For single taxpayers the range of adjusted gross income comprising the phase-out zone for 1996 is from $117,950 to $240,451, and for married taxpayers filing a joint return the range is from $176,950 to $299,451. The Federal tax brackets, the threshold amounts at which itemized deductions are subject to reduction, and the range over which personal exemptions are phased out will be further adjusted for inflation for each year after 1996.

      MISCELLANEOUS. Yields on shares of a Portfolio may fluctuate daily and do not provide a basis for determining future yields. Because such yields will fluctuate, they cannot be compared with yields on savings account or other investment alternatives that provide an agreed to or guaranteed fixed yield for a stated period of time. In comparing the yield of one Portfolio to another, consideration should be given to each Portfolio's investment policies, including the types of investments made, lengths of maturities of the portfolio securities, market conditions, operating expenses and whether there are any special account charges which may reduce the effective yield. The fees which may be imposed by Authorized Dealers, Service Organizations and other institutions on their customers are not reflected in the calculations of total returns or yields for the Portfolios.

      When comparing a Portfolio's performance to stock, bond, and money market mutual fund performance indices prepared by Lipper or other organizations, it is important to remember the risk and return characteristics of each type of investment. For example, while stock mutual funds may offer higher potential returns, they also carry the highest degree of share price volatility.
Likewise, money market funds may offer greater stability of principal, but generally do not offer the higher potential returns from stock mutual funds.

      From time to time, a Portfolio's performance may also be compared to other mutual funds tracked by financial or business publications and periodicals. For example a Portfolio may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of Portfolios to one another in appropriate categories over specific periods of time may also be quoted in advertising.

      Ibbotson Associates of Chicago, Illinois ("Ibbotson") provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the Consumer Price Index), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices. Portfolios may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the Portfolios. The Portfolios may also compare performance to that of other compilations or indices that may be developed and made available in the future.

      The Fund may also from time to time include discussions or illustrations of the effects of compounding in advertisements. "Compounding" refers to the fact that, if dividends or other distributions on a Portfolio investment are reinvested by being paid in additional Portfolio shares, any future income or capital appreciation of a Portfolio would increase the value, not only of the original investment in the Portfolio, but also of the additional Portfolio shares received through reinvestment. The Fund may also include discussions or illustrations of the potential investment goals of a prospective investor, (including materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting, questionnaires designed to help create a personal financial profile, worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return and action plans offering investment alternatives) investment management techniques, policies or investment suitability of a Portfolio (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic account rebalancing, the advantages and disadvantages of investing in tax-deferred and taxable investments), economic and political conditions and the relationship between sectors of the economy and the economy as a whole, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury bills. From time to time advertisements, sales literature, communications to shareholders or other materials may summarize the substance of information contained in shareholder reports (including the investment composition of a Portfolio), as well as the views of the Portfolios' adviser and/or sub-advisers as to current market, economy, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Portfolio. In addition, selected indices may be used to illustrate historic performance of select asset classes. The Fund may also include in advertisements, sales literature, communications to shareholders or other materials, charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, stocks, bonds, treasury bills and shares of a Portfolio. In addition, advertisements, shareholder communications or other materials may include a discussion of certain attributes or benefits to be derived by an investment in a Portfolio and/or other mutual funds, shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax and retirement planning and investment alternative to certificates of deposit and other financial instruments. Such advertisements or communicators may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein. Materials may includes lists of representative clients of the Portfolios' investment advisers. Materials may refer to the CUSIP numbers of the various classes of the Portfolios and may illustrate how to find the listings of the Portfolios in newspapers and periodicals. Materials may also include discussions of other Portfolios, products, and services.

      Charts and graphs using net asset values, adjusted net asset values, and benchmark indices may be used to exhibit performance. An adjusted NAV includes any distributions paid and reflects all elements of return. Unless otherwise indicated, the adjusted NAVs are not adjusted for sales charges, if any.

      A Portfolio may illustrate performance using moving averages. A long-term moving average is the average of each week's adjusted closing NAV for a specified period. A short-term moving average is the average of each day's adjusted closing NAV for a specified period. Moving Average Activity Indicators combine adjusted closing NAVs from the last business day of each week with moving averages for a specified period to produce indicators showing when an NAV has crossed, stayed above, or stayed below its moving average.

      A Portfolio may quote various measures of volatility and benchmark correlation in advertising. In addition, a Portfolio may compare these measures to those of other funds. Measures of volatility seek to compare the historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data.

      Momentum indicators indicate a Portfolio's price movements over specific periods of time. Each point on the momentum indicator represents the Portfolio's percentage change in price movements over that period.

      A Portfolio may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund a periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels. A Portfolio may be available for purchase through retirement plans or other programs offering deferral of, or exemption from, income taxes, which may produce superior after-tax returns over time.

                                 TAXES

          The following is only a summary of certain additional tax considerations generally affecting the Portfolios and their shareholders that are not described in the Prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Portfolios or their shareholders, and the discussion here and in the Prospectuses is not intended as a substitute for careful tax planning. Investors are urged to consult their tax advisers with specific reference to their own tax situation.

          Please note that for purposes of satisfying certain of the requirements for taxation as a regulated investment company described below, upon its conversion to a master fund-feeder fund structure the Index Equity Portfolio will be deemed to own a proportionate share of the assets and gross income of the Index Master Portfolio in which the Index Equity Portfolio invests all of its assets. Also, with respect to the Index Equity Portfolio, the discussion below that relates to the taxation of futures contracts and other rules pertaining to the timing and character of income apply to the Index Master Portfolio.

          Each Portfolio has elected and qualified, and intends to continue to qualify, for taxation as a regulated investment company under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, each Portfolio generally is exempt from Federal income tax on its net investment income and realized capital gains that it distributes to shareholders, provided that it distributes an amount equal to at least the sum of (a) 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss, if any, for the year) and (b) 90% of its net tax-exempt interest income, if any, for the year (the "Distribution Requirement") and satisfies certain other requirements of the Code that are described below. Distributions of investment company taxable income and net tax-exempt interest income made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year will satisfy the Distribution Requirement.

          In addition to satisfaction of the Distribution Requirement, each Portfolio must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies (including, but not limited to, gains from forward foreign currency exchange contacts), or from other income derived with respect to its business of investing in such stock, securities, or currencies (the "Income Requirement") and derive less than 30% of its gross income from the sale or other disposition of stock, securities and certain other investments (including foreign currencies or options, futures or forward contracts on foreign currencies but only to the extent that such currencies or options, futures or forward contracts are not directly related to the Portfolio's principal business of investing in stock or securities) held for less than three months (the "Short-Short Gain Test"). Future Treasury regulations may provide that foreign currency gains that are not "directly related" to a Portfolio's principal business of investing in stock or securities will not satisfy the Income Requirement. Interest (including original issue discount and "accrued market discount") received by a Portfolio at maturity or upon disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of such security held for less than three months for purposes of the Short-Short Gain Test. However, any other income that is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose.

          In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of each Portfolio's assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which a Portfolio has not invested more than 5% of the value of its total assets in securities of such issuer and as to which a Portfolio does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of each Portfolio's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which such Portfolio controls and which are engaged in the same or similar trades or businesses.

          Each of the Money and Non-Money Market Municipal Portfolios is designed to provide investors with tax-exempt interest income. Shares of the Money and Non-Money Market Municipal Portfolios would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under
Section 401 of the Code, H.R. 10 plans and individual retirement accounts because such plans and accounts are generally tax-exempt and, therefore, not only would not gain any additional benefit from the Portfolio's dividends being tax-exempt but also such dividends would be taxable when distributed to the beneficiary. In addition, the Money and Non-Money Market Municipal Portfolios may not be an appropriate investment for entities which are "substantial users" of facilities financed by private activity bonds or "related person" thereof. "Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his trade or business and (a) whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, (b) who occupies more than 5% of the entire usable area of such facilities, or (c) for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S corporation and its shareholders.

          In order for the Money and Non-Money Market Municipal Portfolios to pay exempt interest dividends for any taxable year, at the close of each quarter of the taxable year at least 50% of the value of each such Portfolio must consist of exempt interest obligations. Exempt interest dividends distributed to shareholders are not included in the shareholder's gross income for regular Federal income tax purposes. However, gain realized by such Portfolios from the disposition of a tax-exempt bond that was acquired after April 30, 1993 for a price less than the principal amount of the bond is taxable to shareholders as ordinary income to the extent of accrued market discount. Also, all shareholders required to file a Federal income tax return are required to report the receipt of exempt interest dividends and other exempt interest on their returns. Moreover, while such dividends and interest are exempt from regular Federal income tax, they may be subject to alternative minimum tax (currently imposed at the rate of 26% or 28% in the case of non-corporate taxpayers and at the rate of 20% in the case of corporate taxpayers) in two circumstances.
First, exempt interest dividends derived from certain "private activity" bonds issued after August 7, 1986, generally will constitute an item of tax preference for both corporate and non-corporate taxpayers. Second, exempt interest dividends derived from all bonds, regardless of the date of issue, must be taken into account by corporate taxpayers in determining certain adjustments for alternative minimum tax purposes. In addition, exempt interest dividends paid to corporate taxpayers may in these two circumstances be subject to tax under the environmental tax under Section 59A of the Code, which is imposed at the rate of 0.12% on the excess of the modified alternative minimum taxable income of a corporate taxpayer over $2 million. Receipt of exempt interest dividends may result in collateral Federal income tax consequences to certain other taxpayers, including financial institutions, property and casualty insurance companies, individual recipients of Social Security or Railroad Retirement benefits, and foreign corporations engaged in trade or business in the United States. Prospective investors should consult their own tax advisors as to such consequences.

          If a Money or Non-Money Market Municipal Portfolio distributes exempt interest dividends during the shareholder's taxable year, no deduction generally will be allowed for any interest expense on indebtedness incurred to purchase or carry shares of such Portfolio.

          The Ohio Municipal Money Market and Ohio Tax-Free Income Portfolios are not subject to the Ohio personal income tax, school district income taxes in Ohio, the Ohio corporation franchise tax, or the Ohio dealers intangibles tax, provided that, with respect to the Ohio corporation franchise tax and the Ohio dealers intangibles tax, the Fund timely files the annual report required by
Section 5733.09 of the Ohio Revised Code. Distributions with respect to shares of the Ohio Municipal Money Market and Ohio Tax-Free Income Portfolios properly attributable to proceeds of insurance paid to those Portfolios that represent maturing or matured interest on defaulted Obligations held by those Portfolios and that are excluded from gross income for federal income tax purposes will not be subject to Ohio personal income tax or municipal or school district income taxes in Ohio if, and to the same extent as, such interest would not have been subject to such taxes if paid in the normal course by the issuer of such defaulted Obligations.

          Distributions of exempt-interest dividends, to the extent attributable to interest on North Carolina Municipal Obligations and to interest on direct obligations of the United States (including territories thereof), are not subject to North Carolina individual or corporate income tax. Distributions of gains attributable to certain obligations of the State of North Carolina and its political subdivisions issued prior to July 1, 1995 are not subject to North Carolina individual or corporate income tax; however, distributions of gains attributable to such types of obligations that were issued after June 30, 1995 will be subject to North Carolina individual or corporate income tax.

          An investment in a Portfolio (including the North Carolina Municipal Money Market Portfolio) by a corporation subject to the North Carolina franchise tax will be included in the capital stock, surplus and undivided profits base in computing the North Carolina franchise tax. Investors in a Portfolio including, in particular, corporate investors which may be subject to the North Carolina franchise tax, should consult their tax advisors with respect to the effects on such tax of an investment in a Portfolio and with respect to their North Carolina tax situation in general.

          Distributions of investment company taxable income will be taxable (other than interest on tax-exempt Municipal Obligations held by the Money Market and Non-Money Market Municipal Portfolios and the possible allowance of the dividends received deduction described below) to shareholders as ordinary income, regardless of whether such distributions are paid in cash or are reinvested in shares. Shareholders receiving any distribution from a Portfolio in the form of additional shares will be treated as receiving a taxable distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date. The Money Market and Non-Money Market

Municipal Portfolios may each purchase securities that do not bear Tax-Exempt Interest. Any income on such securities recognized by the Portfolio will be distributed and will be taxable to its shareholders.

          Each Portfolio intends to distribute to shareholders any of its excess of net long-term capital gain over net short-term capital loss ("net capital gain") for each taxable year. Such gain is distributed as a capital gain dividend and is taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares, whether such gain was recognized by the Portfolio prior to the date on which a shareholder acquired shares of the Portfolio and whether the distribution was paid in cash or reinvested in shares.

          In the case of corporate shareholders, distributions (other than capital gain dividends) of a Non-Money Market Portfolio for any taxable year generally qualify for the dividends received deduction to the extent of the gross amount of "qualifying dividends" received by such Portfolio for the year. Generally, a dividend will be treated as a "qualifying dividend" if it has been received from a domestic corporation. Distributions of net investment income from debt securities and of net realized short-term capital gains will be taxable to shareholders as ordinary income and will not be treated as "qualifying dividends" for purposes of the dividends received deduction.

          Ordinary income of individuals will be taxable at a maximum nominal rate of 39.6%, but because of limitations on itemized deductions otherwise allowable and the phase-out of personal exemptions, the maximum effective marginal rate of tax for some taxpayers may be higher. An individual's long-term capital gains will be taxable at a maximum rate of 28%. Capital gains and ordinary income of corporate taxpayers are both taxed at a maximum nominal rate of 35%, but at marginal rates of 39% for taxable income between $100,000 and $335,000 and 38% for taxable income between $15,000,000 and 18,333,333.

          Investors should be aware that any loss realized upon the sale, exchange or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent any capital gain dividends have been paid with respect to such shares. For shareholders of the Non-Money Market Portfolios, any loss incurred on the sale or exchange of a Portfolio's shares, held six months or less, will be disallowed to the extent of exempt-interest dividends paid with respect to such shares, and any loss not so disallowed will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.

          Generally, futures contracts held by a Portfolio at the close of the Portfolio's taxable year will be treated for Federal income tax purposes as sold for their fair market value on the last business day of such year, a process known as "mark-to-market." Forty percent of any gain or loss resulting from such constructive sale will be treated as short-term capital gain or loss and 60% of such gain or loss will be treated as long-term capital gain or loss without regard to the length of time a Portfolio holds the futures contract ("the 40-60 rule"). The amount of any capital gain or loss actually realized by a Portfolio in a subsequent sale or other disposition of those futures contracts will be adjusted to reflect any capital gain or loss taken into account by the Portfolio in a prior year as a result of the constructive sale of the contracts. With respect to futures contracts to sell, which will be regarded as parts of a "mixed straddle" because their values fluctuate inversely to the values of specific securities held by the Portfolio, losses as to such contracts to sell will be subject to certain loss deferral rules which limit the amount of loss currently deductible on either part of the straddle to the amount thereof which exceeds the unrecognized gain (if any) with respect to the other part of the straddle, and to certain wash sales regulations. Under short sales rules, which also will be applicable, the holding period of the securities forming part of the straddle will (if they have not been held for the long-term holding period) be deemed not to begin prior to termination of the straddle. With respect to certain futures contracts, deductions for interest and carrying charges will not be allowed. Notwithstanding the rules described above, with respect to futures contracts to sell which are properly identified as such, a Portfolio may make an election which will exempt (in whole or in part) those identified futures contracts from being treated for Federal income tax purposes as sold on the last business day of the Fund's taxable year, but gains and losses will be subject to such short sales, wash sales, loss deferral rules and the requirement to capitalize interest and carrying charges. Under temporary regulations, a Portfolio would be allowed (in lieu of the foregoing) to elect either (1) to offset gains or losses from portions which are part of a mixed straddle by separately identifying each mixed straddle to which such treatment applies, or (2) to establish a mixed straddle account for which gains and losses would be recognized and offset on a periodic basis during the taxable year. Under either election, the 40-60 rule will apply to the net gain or loss attributable to the futures contracts, but in the case of a mixed straddle account election, not more than 50% of any net gain may be treated as long-term and no more than 40% of any net loss may be treated as short-term. Options on futures contracts generally receive Federal tax treatment similar to that described above.

          Under the Federal income tax provisions applicable to regulated investment companies, less than 30% of a company's gross income for a taxable year must be derived from gains realized on the sale or other disposition of securities held for less than three months. The Internal Revenue Service has issued a private letter ruling with respect to certain other investment companies to the following effect: gains realized from a futures contract to purchase or to sell will be treated as being derived from a security held for three months or more regardless of the actual period for which the contract is held if the gain arises as a result of a constructive sale of the contract at the end of the taxable year as described above, and will be treated as being derived from a security held for less than three months only if the contract is terminated (or transferred) during the taxable year (other than by reason of mark-to-market) and less than three months elapses between the date the contract is acquired and the termination date. Although private letter rulings are not binding on the Internal Revenue Service with respect to the Portfolios, the Fund believes that the Internal Revenue Service would take a comparable position with respect to the Portfolios. In determining whether the 30% test is met for a taxable year, increases and decreases in the value of a Portfolio's futures contracts and securities that qualify as part of a "designated hedge," as defined in the Code, may be netted.

          Special rules govern the Federal income tax treatment of the portfolio transactions of the International Equity, International Emerging Markets and International Bond Portfolios and certain transactions of the other Portfolios that are denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules include the following: (i) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury regulations, certain preferred stock); (ii) the accruing of certain trade receivables and payables; (iii) the entering into or acquisition of any forward contract or similar financial instruments; and (iv) the entering into or acquisition of any futures contract, option or similar financial instrument, if such instrument is not marked-to-market. The disposition of a currency other than the U.S. dollar by a U.S. taxpayer also is treated as a transaction subject to the special currency rules. With respect to such transactions, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary gain or loss. A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts that are capital assets in the hands of the taxpayer and which are not part of a straddle ("Capital Asset Election"). In accordance with Treasury regulations, certain transactions with respect to which the taxpayer has not made the Capital Asset Election and that are part of a "Section 988 hedging transaction" (as defined in the Code and the Treasury regulations) are integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. "Section 988 hedging transactions" (as identified by such Treasury regulations) are not subject to the mark-to-market or loss deferral rules under the Code. Some of the non-U.S. dollar-denominated investments that the Portfolios may make (such as non-U.S. dollar-denominated debt securities and obligations and preferred stock) and some of the foreign currency contracts the International Equity, International Emerging Markets and International Bond Portfolios may enter into will be subject to the special currency rules described above. Gain or loss attributable to the foreign currency component of transactions engaged in by a Portfolio which is not subject to the special currency rules (such as foreign equity investments other than certain preferred stocks) will be treated as capital gain or loss and will not be segregated from the gain or loss on the underlying transaction.

          In addition, certain forward foreign currency contracts held by a Portfolio at the close of the Fund's taxable year will be subject to "mark-to-market" treatment. If the Fund makes the Capital Asset Election with respect to such contracts, the contract will be subject to the 40-60 rule described above. Otherwise, such gain or loss will be ordinary in nature. To receive such Federal income tax treatment, a foreign currency contract must meet the following conditions: (1) the contract must require delivery of a foreign currency of a type in which regulated futures contracts are traded or upon which the settlement value of the contract depends; (2) the contract must be entered into at arm's length at a price determined by reference to the price in the interbank market; and (3) the contract must be traded in the interbank market. The Treasury Department has broad authority to issue regulations under these provisions respecting foreign currency contracts. As of the date of this Statement of Additional Information the Treasury has not issued any such regulations. Forward foreign currency contracts entered into by the International Equity, International Emerging Markets and International Bond Portfolios also may result in the creation of one or more straddles for Federal income tax purposes, in which case certain loss deferral, short sales, and wash sales rules and requirements to capitalize interest and carrying charges may apply.

          If for any taxable year any Portfolio does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and all distributions (including amounts derived from interest on Municipal Obligations) will be taxable as ordinary dividends to the extent of such Portfolio's current and accumulated earnings and profits. Such distributions will be eligible for the dividends received deduction in the case of corporate shareholders.

          A 4% non-deductible excise tax is imposed on regulated investment companies that fail to currently distribute specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of the each calendar year to avoid liability for this excise tax.

          The Fund will be required in certain cases to withhold and remit to the United States Treasury 31% of dividends and gross sale proceeds paid to any shareholder (i) who has provided either an incorrect tax identification number or no number at all, (ii) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or (iii) who has failed to certify to the Fund that he is not subject to backup withholding or that he is an "exempt recipient."

          Shareholders will be advised annually as to the Federal income tax consequences of distributions made by the Portfolios each year.

          The foregoing general discussion of Federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

          Although each Portfolio expects to qualify as a "regulated investment company" and to be relieved of all or substantially all Federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, each Portfolio may be subject to the tax laws of such states or localities. Shareholders should consult their tax advisors about state and local tax consequences, which may differ from the Federal income tax consequences described above.


                    ADDITIONAL INFORMATION CONCERNING SHARES

          Shares of the Fund have noncumulative voting rights and, accordingly, the holders of more than 50% of the Fund's outstanding shares (irrespective of class) may elect all of the trustees. Shares have no preemptive rights and only such conversion and exchange rights as the Board may grant in its discretion. When issued for payment as described in the Prospectus, shares will be fully paid and non-assessable by the Fund.

          There will normally be no meetings of shareholders for the purpose of electing trustees unless and until such time as required by law. At that time, the trustees then in office will call a shareholders' meeting to elect trustees. Except as set forth above, the trustees shall continue to hold office and may appoint successor trustees. The Fund's Declaration of Trust provides that meetings of the shareholders of the Fund shall be called by the trustees upon the written request of shareholders owning at least 10% of the outstanding shares entitled to vote.

          The Funds' Declaration of Trust authorizes the Board of Trustees, without shareholder approval (unless otherwise required by applicable law), to:
(i) sell and convey the assets belonging to a class of shares to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding shares of such class to be redeemed at a price which is equal to their net asset value and which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance; (ii) sell and convert the assets belonging to one or more classes of shares into money and, in connection therewith, to cause all outstanding shares of such class to be redeemed at their net asset value; or (iii) combine the assets belonging to a class of shares with the assets belonging to one or more other classes of shares if the Board of Trustees reasonably determines that such combination will not have a material adverse effect on the shareholders of any class participating in such combination and, in connection therewith, to cause all outstanding shares of any such class to be redeemed or converted into shares of another class of shares at their net asset value. However, the exercise of such authority may be subject to certain restrictions under the 1940 Act. The Board of Trustees may authorize the termination of any class of shares after the assets belonging to such class have been distributed to its shareholders.


                                 MISCELLANEOUS

          COUNSEL. The law firm of Drinker Biddle & Reath, 1345 Chestnut Street, Philadelphia, Pennsylvania 19107-3496, serves as the Fund's counsel. The law firm of Stradley, Ronon, Stevens & Young, L.L.P., 2600 One Commerce Square, Philadelphia, Pennsylvania 19103, serves as the Trust's counsel.

          INDEPENDENT ACCOUNTANTS. Coopers & Lybrand, LLP, serves as the Fund's and the Trust's independent accountants.

          FIVE PERCENT OWNERS. The name, address and percentage ownership of each person that on December 18, 1995 owned of record or beneficially 5% or more of the outstanding shares of a

Portfolio which had commenced operations as of that date was as follows:


Money Market Portfolio: BHC Securities, 2005 Market St., Phila., PA 19103, 7.3%;
----------------------
PNC Bank, 200 Stevens Dr., Suite 260, Lester, PA 19113, 80.4%; PNC Bank Ohio, 201 E. Fifth Street, Cincinnati, OH 45202, 7.4%; Government Money Market
                                                 -----------------------
Portfolio: PNC Bank, 200 Stevens Dr., Suite 260, Lester, PA 19113, 79,3%;
---------
Municipal Money Market Portfolio: PNC Bank Pittsburgh, 960 Ft. Duquesne Blvd.,
--------------------------------
Pittsburgh, PA 15222, 16.9%; PNC Bank Ohio, 201 E. Fifth St., Cincinnati, OH 45202, 8.6%; PNC Bank, Saxon and Co., 200 Stevens Dr., Suite 260, Lester, PA 19113, 68.7%; PNC Bank, 200 Stevens Drive, Lester, PA 19113, 96.6%; Ohio
                                                                    ----
Municipal Money Market Portfolio: BHC Securities, 2005 Market St., Phila., PA
--------------------------------
19103, 27.7%; PNC Bank, 200 Stevens Dr., Suite 260, Lester, PA 19113, 62.0%;
Wayne County National Bank, P.O. Box 550, Wooster, OH 44691, 6.1%; North
                                                                   -----
Carolina Municipal Money Market Portfolio: Branch Banking & Trust Company, P.O.
-----------------------------------------
Box 1847, Wilson, N.C. 27893, 5.5%; Centura Bank, P.O. Box 1220, Rocky Mount, NC 27802, 13.6%; United Carolina Bank Whiteville, P.O. Drawer 632, Whiteville, NC 28472, 23.5%; McWood & Co., First Citizens Bank, P.O. Box 29522, Raleigh, NC 27626, 12.8%; North Carolina Trust Co., 301 North Elm St., Greensboro, NC 27402, 21.64%; Central Carolina Bank & Trust Co., P.O. Box 30010, Durham, NC 27702, 5.3%; Pennsylvania Municipal Money Market Portfolio: BHC Securities, 2005 Market
      ---------------------------------------------
St., Phila., PA 19103, 9.0%; PNC Bank, 200 Stevens Dr., Suite 260, Lester, PA 19113, 78.2%; Janney Montgomery Scott, 1801 Market Street, Philadelphia, PA 19103, 6.0%; Virginia Municipal Money Market Portfolio: Oldom & Co., First
             -----------------------------------------
Virginia Bank Inc., 6400 Arlington Blvd., Falls Church, VA 22042, 71.6%; Piedmont Company, Piedmont Trust Bank, P.O. Box 4751, Martinsville, VA 24115, 11.1%; Managed Income Portfolio: PNC Bank, 200 Stevens Dr., Suite 260, Lester,
       ------------------------
PA 19113, 92.5%; Tax-Free Income Portfolio: BHC Securities, 100 N. 20th Street,
                 -------------------------
Phila., PA 19103, 17.9%; PNC Bank, 200 Stevens Dr., Suite 260, Lester, PA 19113, 44.0%; Ohio Tax-Free Income Portfolio: BHC Securities, 100 N. 20th Street,
       ------------------------------
Phila., PA 19103, 32.3%; PNC Bank, 200 Stevens Dr., Suite 260, Lester, PA 19113, 59.6%; Pennsylvania Tax-Free Income: BHC Securities, 100 N. 20th St., Phila., PA
       ----------------------------
19103, 46.0%; PNC Bank, 200 Stevens Dr., Suite 260, Lester, PA 19113, 26.9%;

Intermediate Government Portfolio: PNC Bank, 200 Stevens Dr., Suite 260, Lester,
---------------------------------
PA 19113, 91.5%; Short-Term Bond Portfolio: Medical Practice Account, 1020
                 -------------------------
Walnut St., Phila., PA 19107, 13.6%; PNC Bank, 200 Stevens Dr., Suite 260, Lester, PA 19113, 84.2%; Intermediate-Term Bond Portfolio: PNC Bank, 200 Stevens
                         --------------------------------
Dr., Suite 260, Lester, PA 19113, 94.4%; Government Income Portfolio: BHC
                                         ---------------------------
Securities, 100 N. 20th St., Phila., PA 19103, 20.9%; International Emerging
                                                      ----------------------
Markets Portfolio: PNC Bank, 200 Stevens Dr., Suite 260, Lester, PA 19113,
-----------------
88.7%; Growth Equity Portfolio: PNC Bank, 200 Stevens Dr., Suite 260, Lester, PA
       -----------------------
19113, 96.6%; Index Equity Portfolio: PNC
              ----------------------

Bank, 200 Stevens Dr., Suite 260, Lester, PA 19113, 91.6%; Small Cap Value
                                                           ---------------
Equity Portfolio:  PNC Bank, 200 Stevens Dr., Suite 260, Lester, PA 19113,
----------------
81.1%; International Equity Portfolio: PNC Bank, 200 Stevens Dr., Suite 260,
       ------------------------------
Lester, PA 19113, 91.4%; Balanced Portfolio: BHC Securities, 100 N. 20th St.,
                         ------------------
Phila., PA 19103, 24.8%; PNC Bank, 200 Stevens Dr., Suite 260, Lester, PA 19113, 60.3%; Value Equity Portfolio: PNC Bank, 200 Stevens Dr., Suite 260, Lester, PA
       ----------------------
19113, 91.0%; Small Cap Growth Equity Portfolio: PNC Bank, 200 Stevens Dr.,
              ---------------------------------
Suite 260, Lester, PA 19113, 89.1%; and Core Equity Portfolio: PNC Bank, 200
                                        ---------------------
Stevens Dr., Suite 260, Lester, PA 19113, 98.0%; New Jersey Municipal Money
                                                 --------------------------
Market Portfolio: Wheat First Bulcher Singer, Box 1357, Richmond, VA 23211,
----------------
35.8%; Janney Montgomery Scott, 1801 Market Street, Philadelphia, PA 19103, 18.4%; BHC Securities, 100 N. 20th Street, Philadelphia, PA 19103, 43.8%.


          On ____________, 1995, PNC Bank held of record approximately __% of the Fund's outstanding shares, and may be deemed a controlling person of the Fund under the 1940 Act. PNC Bank is a national bank organized under the laws of the United States. All of the capital stock of PNC Bank is owned by PNC Bancorp, Inc. All of the capital stock of PNC Bancorp, Inc. is owned by PNC Bank Corp., a publicly-held bank holding company.

          BANKING LAWS. Banking laws and regulations currently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from underwriting securities, but such banking laws and regulations do not prohibit such a holding company or affiliate or banks generally from acting as investment adviser, administrator, transfer agent or custodian to such an investment company, or from purchasing shares of such a company as agent for and upon the order of customers. PAMG, PIMC, BlackRock, PCM, PEAC, PNC Bank and Institutions that are banks or bank affiliates are subject to such banking laws and regulations. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.

          PAMG, PIMC, BlackRock, PCM, PEAC and PNC Bank believe they may perform the services for the Fund contemplated by their respective agreements with the Fund without violation of applicable banking laws or regulations. It should be noted, however, that there have been no cases deciding whether bank and non-bank subsidiaries of a registered bank holding company may perform services comparable to those that are to be performed by these companies, and future changes in either Federal or state statutes and regulations relating to permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations, could prevent these companies from continuing to perform such services for the Fund. If such were to occur, it is expected that the Board of Trustees would recommend that the Fund enter into new agreements or would consider the possible termination of the Fund. Any new advisory or sub-advisory agreement would be subject to shareholder approval.

          Should future legislative, judicial or administrative action prohibit or restrict the activities of such companies in connection with the provision of services on behalf of the Fund and the holders of Investor Shares, the Fund might be required to alter materially or discontinue its arrangements with such companies and change its method of operations with respect to the Investor Shares. It is not anticipated, however, that any change in the Fund's method of operations would affect its net asset value per share or result in a financial loss to any customer.

          SHAREHOLDER APPROVALS. As used in this Statement of Additional Information and in the Prospectus, a "majority of the outstanding shares" of a class, series or Portfolio means, with respect to the approval of an investment advisory agreement, a distribution plan or a change in a fundamental investment policy, the lesser of (1) 67% of the shares of the particular class, series or Portfolio represented at a meeting at which the holders of more than 50% of the outstanding shares of such class, series or Portfolio are present in person or by proxy, or (2) more than 50% of the outstanding shares of such class, series or Portfolio.


                              FINANCIAL STATEMENTS

          ALL PORTFOLIOS, EXCEPT THE INTERNATIONAL BOND, NEW JERSEY TAX-FREE INCOME, NEW JERSEY MUNICIPAL MONEY MARKET, SHORT GOVERNMENT BOND, CORE BOND AND INDEX MASTER PORTFOLIOS. The audited financial statements and notes thereto in the Fund's Annual Report to Shareholders for the fiscal year ended September 30, 1995 (the "1995 Annual Report") are incorporated in this Statement of Additional Information by reference. No other parts of the 1995 Annual Report are incorporated by reference herein. The financial statements included in the 1995 Annual Report have been audited by the Fund's independent accountants, Coopers & Lybrand, LLP, whose reports thereon are incorporated herein by reference. Such financial statements have been incorporated herein in reliance upon such report given upon their authority as experts in accounting and auditing. Additional copies of the 1995 Annual Report may be obtained at no charge by telephoning the Distributor at the telephone number appearing on the front page of this Statement of Additional Information.

          SHORT GOVERNMENT BOND AND CORE BOND PORTFOLIOS. The Short Government Bond and Core Bond Portfolios commenced operations as separate investment portfolios of The BFM Institutional Trust Inc. (the "Predecessor BFM Portfolios"). The audited financial statements for the Predecessor BFM Portfolios contained in their Annual Report to Shareholders dated June 30, 1995 (the "BFM Annual Report") are incorporated by reference into this Statement of Additional Information. No other parts of the BFM Annual Report are incorporated by reference herein. Additional copies of the BFM Annual Report may be obtained at no charge by telephoning the Distributor at the telephone number appearing on the front page of this Statement of Additional Information.

          INTERNATIONAL BOND, NEW JERSEY MUNICIPAL MONEY MARKET AND NEW JERSEY TAX-FREE INCOME PORTFOLIOS. The International Bond, New Jersey Municipal Money Market and New Jersey Tax-Free Income Portfolios commenced operations as separate investment portfolios of The Compass Capital Group of Funds (the "Predecessor Compass Portfolios"). The unaudited financial statements for the Predecessor Compass Portfolios contained in their Semi-Annual Report to Shareholders dated August 31, 1995 (the "Predecessor Compass Semi-Annual Report") and the audited financial statements for the Predecessor Compass Portfolios contained in their Annual Report to Shareholders dated February 28, 1995 (the "Predecessor Compass Annual Report") are incorporated by reference into this Statement of Additional Information. No other parts of the Predecessor Compass Semi-Annual Report or Annual Report are incorporated by reference herein. Additional copies of the Predecessor Compass Semi-Annual Report and Annual Report may be obtained at no charge by telephoning the Distributor at the telephone number appearing on the front page of this Statement of Additional Information.

                                   APPENDIX A
                                   ----------


COMMERCIAL PAPER RATINGS
------------------------

          A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

          "A-1" - Issue's degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted "A-1+."

          "A-2" - Issue's capacity for timely payment is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

          "A-3" - Issue has an adequate capacity for timely payment. It is, however, somewhat more vulnerable to the adverse effects of changes and circumstances than an obligation carrying a higher designation.

          "B" - Issue has only a speculative capacity for timely payment.

          "C" - Issue has a doubtful capacity for payment.

          "D" - Issue is in payment default.


          Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of 9 months. The following summarizes the rating categories used by Moody's for commercial paper:

          "Prime-1" - Issuer or related supporting institutions are considered to have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well established access to a range of financial markets and assured sources of alternate liquidity.

          "Prime-2" - Issuer or related supporting institutions are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

          "Prime-3" - Issuer or related supporting institutions have an acceptable capacity for repayment of short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

          "Not Prime" - Issuer does not fall within any of the Prime rating categories.


          The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D-3." Duff & Phelps employs three designations, "D-1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

          "D-1+" - Debt possesses highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

          "D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

          "D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

          "D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

          "D-3" - Debt possesses satisfactory liquidity, and other protection factors qualify issue as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

          "D-4" - Debt possesses speculative investment characteristics. Liquidity is not sufficient to ensure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

          "D-5" - Issuer has failed to meet scheduled principal and/or interest payments.


          Fitch short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years. The following summarizes the rating categories used by Fitch for short-term obligations:

          "F-1+" - Securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

          "F-1" - Securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

          "F-2" - Securities possess good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the "F-1+" and "F-1" categories.

          "F-3" - Securities possess fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

          "F-S" - Securities possess weak credit quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

          "D" - Securities are in actual or imminent payment default.

          Fitch may also use the symbol "LOC" with its short-term ratings to indicate that the rating is based upon a letter of credit issued by a commercial bank.


          Thomson BankWatch short-term ratings assess the likelihood of an untimely or incomplete payment of principal or interest of unsubordinated instruments having a maturity of one year or less which is issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the ratings used by Thomson BankWatch:

          "TBW-1" - This designation represents Thomson BankWatch's highest rating category and indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

          "TBW-2" - This designation indicates that while the degree of safety regarding timely payment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

          "TBW-3" - This designation represents the lowest investment grade category and indicates that while the debt is more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

          "TBW-4" - This designation indicates that the debt is regarded as non-investment grade and therefore speculative.

          IBCA assesses the investment quality of unsecured debt with an original maturity of less than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for short-term debt ratings:

          "A1+" - Obligations supported by the highest capacity for timely repayment.

          "A1" - Obligations are supported by the highest capacity for timely repayment.

          "A2" - Obligations are supported by a satisfactory capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

          "A3" - Obligations are supported by a satisfactory capacity for timely repayment. Such capacity is more susceptible to adverse changes in business, economic or financial conditions than for obligations in higher categories.

          "B" - Obligations for which the capacity for timely repayment is susceptible to adverse changes in business, economic or financial conditions.

          "C" - Obligations for which there is an inadequate capacity to ensure timely repayment.

          "D" - Obligations which have a high risk of default or which are currently in default.


CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS
----------------------------------------------

          The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

          "AAA" - This designation represents the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

          "AA" - Debt is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

          "A" - Debt is considered to have a strong capacity to pay interest and repay principal although such issues are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

          "BBB" - Debt is regarded as having an adequate capacity to pay interest and repay principal. Whereas such issues normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

          "BB," "B," "CCC," "CC" and "C" - Debt is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

          "BB" - Debt has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

          "B" - Debt has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

          "CCC" - Debt has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

          "CC" - This rating is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

          "C" - This rating is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

          "CI" - This rating is reserved for income bonds on which no interest is being paid.

          "D" - Debt is in payment default. This rating is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S & P believes such payments will be made during such grace period. "D" rating is also used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

          PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

          "r" - This rating is attached to highlight derivative, hybrid, and certain other obligations that S & P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities.

          The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

          "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

          "A" - Bonds possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

          "Baa" - Bonds considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          "Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates some speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" represents a poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

          Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

          Moody's applies numerical modifiers 1, 2 and 3 in each generic classification from "Aa" to "B" in its bond rating system. The modifier 1 indicates that the issuer ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks at the lower end of its generic rating category.


          The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:

          "AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

          "AA" - Debt is considered of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

          "A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

          "BBB" - Debt possesses below average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

          "BB," "B," "CCC," "DD," and "DP" - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

          To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.


          The following summarizes the highest four ratings used by Fitch for corporate and municipal bonds:

          "AAA" - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

          "AA" - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

          "A" - Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

          "BBB" - Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

          "BB," "B," "CCC," "CC," "C," "DDD," "DD," and "D" -Bonds that possess one of these ratings are considered by Fitch to be speculative investments. The ratings "BB" to "C" represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating "DDD" to "D" is an assessment of the ultimate recovery value through reorganization or liquidation.

          To provide more detailed indications of credit quality, the Fitch ratings from and including "AA" to "C" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.


          IBCA assesses the investment quality of unsecured debt with an original maturity of more than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for long-term debt ratings:

          "AAA" - Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk substantially.

          "AA" - Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.

          "A" - Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

          "BBB" - Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in higher categories.

          "BB," "B," "CCC," "CC," and "C" - Obligations are assigned one of these ratings where it is considered that speculative characteristics are present. "BB" represents the lowest degree of speculation and indicates a possibility of investment risk developing. "C" represents the highest degree of speculation and indicates that the obligations are currently in default.

          IBCA may append a rating of plus (+) or minus (-) to a rating to denote relative status within major rating categories.


          Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

          "AAA" - This designation represents the highest category assigned by Thomson BankWatch to long-term debt and indicates that the ability to repay principal and interest on a timely basis is extremely high.

          "AA" - This designation indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk compared to issues rated in the highest category.

          "A" - This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

          "BBB" - This designation represents Thomson BankWatch's lowest investment grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

          "BB," "B," "CCC," and "CC," - These designations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

          "D" - This designation indicates that the long-term debt is in default.

          PLUS (+) OR MINUS (-) - The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.


MUNICIPAL NOTE RATINGS
----------------------

          A Standard and Poor's rating reflects the liquidity concerns and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's Ratings Group for municipal notes:

          "SP-1" - The issuers of these municipal notes exhibit very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

          "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest.

          "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.


          Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

          "MIG-1"/"VMIG-1" - Loans bearing this designation are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

          "MIG-2"/"VMIG-2" - Loans bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

          "MIG-3"/"VMIG-3" - Loans bearing this designation are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

          "MIG-4"/"VMIG-4" - Loans bearing this designation are of adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.

          "SG" - Loans bearing this designation are of speculative quality and lack margins of protection.


          Fitch and Duff & Phelps use the short-term ratings described under Commercial Paper Ratings for municipal notes.

                            COMPASS CAPITAL FUNDS(R)
                          (FORMERLY, THE PNC(R) FUND)
                      (INSTITUTIONAL SHARES OF THE OF THE
                MULTI-SECTOR MORTGAGE SECURITIES PORTFOLIO III)
                             CROSS REFERENCE SHEET


           FORM N-1A ITEM                               LOCATION
           --------------                               --------

           PART A                                       PROSPECTUS

1.         Cover page.................................  Cover Page

2.         Synopsis...................................  Expense Table

3.         Condensed Financial Information............  Financial Highlights

4.         General Description of Registrant..........  Cover Page; Investment
                                                        Policies; Description of
                                                        Shares

5.         Management of the Fund.....................  Management

5A.        Management's Discussion of Fund
             Performanc...............................  Inapplicable

6.         Capital Stock and Other Securities.........  Cover Page; Dividends
                                                        and Distributions;
                                                        Description of Shares

7.         Purchase of Securities Being Offered.......  Purchase and Redemption
                                                        of Shares; Dividends and
                                                        Distributions Net Asset
                                                        Value

8.         Redemption or Repurchase...................  Purchase and Redemption
                                                        of Shares -Redemption of
                                                        Shares

9.         Pending Legal Proceedings..................  Inapplicable

                           THE MULTI-SECTOR MORTGAGE
                            SECURITIES PORTFOLIO III


     The PNC(R) Fund (the "Fund") consists of 30 investment portfolios. This Prospectus relates to shares ("Institutional Shares" or "Shares") representing interests in the Multi-Sector Mortgage Securities Portfolio III (the "Portfolio"). The Portfolio seeks to provide a total rate of return before fees and expenses over a rolling twelve-month period that exceeds the total rate of return of the Salomon Broad Investment Grade Index over the same period by at least 1.60% on an annualized basis. The securities in which the Portfolio may invest include, but are not limited to, Commercial and Residential Mortgage-Backed Securities, collateralized mortgage obligations, real estate mortgage investment conduits, adjustable rate mortgages and U.S. Treasury and agency securities. The Portfolio will maintain a dollar-weighted average credit quality of at least A-/A3, with U.S. Government securities being assigned a AAA rating.

     INVESTMENTS IN THE PORTFOLIO MAY INCLUDE SECURITIES HAVING A CREDIT QUALITY BELOW INVESTMENT GRADE. SUCH SECURITIES, ALSO CALLED "JUNK BONDS," ARE CONSIDERED TO BE SPECULATIVE AND MAY BE SUBJECT TO SPECIAL RISKS, INCLUDING A GREATER RISK OF LOSS OF PRINCIPAL AND NON-PAYMENT OF INTEREST. SEE "DESCRIPTION OF SECURITIES -- LOWER RATED SECURITIES" AND "RISK FACTORS".

     Institutional Shares of the Portfolio ("Shares") are sold at net asset value to institutional investors ("Institutions").

     This Prospectus contains information that a prospective investor needs to know before investing. Please keep it for future reference. A Statement of Additional Information currently dated ____________, 1995 has been filed with the Securities and Exchange Commission (the "SEC"). The current Statement of Additional Information may be obtained free of charge from the Fund by calling
(800) 422-6538. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference in this Prospectus.


     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.






     SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND SHARES ARE NOT INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENTS IN SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.




PROSPECTUS                                                        , 1995
                                                         ---------

INTRODUCTION
--------------------------------------------------------------------------------

     The Fund is an open-end management investment company which has registered shares in 30 investment portfolios, of which only the Portfolio is described in this Prospectus.

PORTFOLIO MANAGEMENT

     BlackRock Financial Management Inc. ("BlackRock" or the "Adviser") serves as investment adviser to the Portfolio. The investment adviser is an indirect wholly-owned subsidiary of PNC Bank Corp.

THE ADMINISTRATORS

     PNC Mutual Fund Company ("PMFCO"), PFPC Inc. ("PFPC") and Provident Distributors, Inc. ("PDI") serve as the Fund's administrators (collectively, the "Administrators").

THE DISTRIBUTOR

     Provident Distributors, Inc. (the "Distributor") serves as the Fund's distributor.

                                 EXPENSE TABLE

ANNUAL OPERATING EXPENSES FOR INSTITUTIONAL SHARES AFTER FEE WAIVERS AND
EXPENSE
REIMBURSEMENTS AS A PERCENTAGE OF DAILY NET ASSETS

Advisory fees . . . . . . . . . . . . . .          0.25%(a)
Other expenses  . . . . . . . . . . . . .          0.12%(b)
                                                   -----
Total operating expenses .  . . . . . . .          0.37%
                                                   =====
---------------

     (a) BlackRock reserves the right in its sole discretion to reduce the advisory fee charged to the Portfolio.
     (b) BlackRock has agreed to cap the "Other expenses" for the Portfolio at this level.

EXAMPLE

     An investor in Institutional Shares would pay the following expenses on a $1,000 investment in Shares of the Portfolio, assuming (1) 5% annual return, and (2) redemption at the end of each time period:

                                                                   FIVE   TEN
                                          ONE YEAR  THREE YEARS   YEARS  YEARS
                                          --------  -----------   -----  -----


Multi-Sector Mortgage Securities
    Portfolio III . . . . . . . . . .        $4         $12        $21    $48

     The foregoing Expense Table and Example are intended to assist investors in understanding the Portfolio's estimated annual operating expenses with respect to Institutional Shares based on the level of such expenses during its most recent fiscal period, adjusted to reflect current fees and expenses. Investors bear these expenses either directly or indirectly. See "Financial Highlights--Background," "Management," "Purchase and Redemption of Shares" and "Description of Shares" for a more complete description of shareholder transaction expenses and operating expenses.

THE EXAMPLE SHOWN ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE INVESTMENT RETURN OR OPERATING EXPENSES. ACTUAL INVESTMENT RETURN AND OPERATING EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

CERTAIN RISK FACTORS TO CONSIDER

     An investment in the Portfolio is subject to certain investment considerations, as set forth in detail under "Investment Policies." As with other mutual funds, there can be no assurance that the Portfolio will achieve its investment objective. The following are some of these considerations. The Portfolio may invest in both Commercial Mortgage-Backed Securities and Residential Mortgage-Backed Securities. The Portfolio may invest in lower credit quality securities, which are commonly referred to as "junk bonds." The Portfolio is classified as non-diversified under the Investment Company Act of 1940 (the "1940 Act"). The Portfolio (subject to limitations described herein) may use various other investment management techniques that also involve special considerations including purchasing illiquid securities, engaging in hedging transactions, selling listed and over-the-counter covered call options, making forward commitments, entering into repurchase agreements, purchasing securities on a when-issued basis, entering into interest rate swaps and purchasing or selling interest rate caps and floors. For further discussion of these practices and the associated risks and special considerations, see "Description of Securities", "Other Investment Practices" and "Risk Factors."

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                   BACKGROUND

     The Portfolio commenced investment operations on October 6, 1994 as a separate investment portfolio (the "Predecessor Portfolio") of The BFM Institutional Trust Inc., which was organized as a Maryland corporation. On __________, 1995, the assets and liabilities of the Predecessor Portfolio transferred to the Portfolio, which had no prior operating history. The Predecessor Portfolio also received investment advisory services from BlackRock.

     The financial highlights set forth certain information concerning the investment results of the Predecessor Portfolio for the fiscal period ended June 30, 1995. The financial statements and notes thereto for the Predecessor Portfolio were audited by the Predecessor Portfolio's former independent accountants, whose report thereon is incorporated by reference into the Statement of Additional Information. Additional information about the performance of the Predecessor Portfolio is contained in the Predecessor Portfolio's annual report. Both the Statement of Additional Information and the Predecessor Portfolio's annual report may be obtained from the Portfolio free of charge by calling the number on the front cover of this Prospectus. During the period shown, the Predecessor Portfolio offered one class of shares to institutional investors.

                                                    THE MULTI-SECTOR
                                                   MORTGAGE SECURITIES
                                                      PORTFOLIO III
                                                   -------------------

                                                    OCTOBER 6, 1994*
                                                         THROUGH
                                                       JUNE 30, 1995
                                                     ---------------

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period  . . . . .          $1,000.00
  Net investment income (a) . . . . . . . . . .              55.81
  Net realized and unrealized gain
    on investments  . . . . . . . . . . . . . .              68.11
                                                         ---------
Net increase
    from investment operations  . . . . . . . .             123.92
                                                         ---------
Dividends from net investment income  . . . . .             (55.81)
                                                         ---------
Net asset value, end of period  . . . . . . . .          $1,068.11
                                                         =========

TOTAL INVESTMENT RETURN (b) . . . . . . . . . .              12.78%
RATIOS TO AVERAGE NET ASSETS:
Expenses (a)  . . . . . . . . . . . . . . . . .               0.37%(c)
Net investment income (a) . . . . . . . . . . .               7.54%(c)

SUPPLEMENTAL DATA:
Average net assets (in thousands) . . . . . . .        $103,332
Portfolio turnover  . . . . . . . . . . . . . .             215%
Net assets, end of period (in thousands)  . . .        $112,810

-------------------------------------------------------------------------------

*  Commencement of investment operations.

(a) For the period ended June 30, 1995, the Adviser waived expenses amounting to $56,269. Net investment income before waiver of fees would have been $55.28 on a per share basis and the ratio of net operating expenses to average net assets and the ratio of net investment income to average net asset would have been 0.45% and 7.46%, respectively.

(b) Total investment return is calculated assuming a purchase of common stock at net asset value per share on the first day and a sale at net asset value per share on the last day of the period reported. Dividends are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the payment date.

(c)  Annualized.

     Contained above is audited operating performance based on an average share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data, for each of the periods indicated. This information has been determined based upon financial information provided in the financial statements.

INVESTMENT POLICIES
-------------------------------------------------------------------------------

     The following describes briefly the investment objective and policies of the Portfolio. Certain instruments and techniques discussed in this section are described in greater detail later in this Prospectus and in the Statement of Additional Information ("SAI").

THE ADVISER'S ANALYSIS OF OPPORTUNITIES IN THE COMMERCIAL AND RESIDENTIAL MORTGAGE-BACKED SECURITIES MARKETS

     Commercial and non-agency Residential Mortgage-Backed Securities are among the highest yielding, call protected, domestic, fixed-income securities across all rating categories. Under current market conditions, the Adviser believes that investments in non-agency mortgage securities (which include Commercial and non-agency Residential Mortgage-Backed Securities) provide attractive investment opportunities. This is due to several factors, including the developing nature of the Commercial and non-agency Residential Mortgage-Backed Securities markets, the restructuring of the real estate loans underlying non-agency mortgage securities, the infusion of capital to the real estate market and the Adviser's expectation of no further significant deterioration of real estate property values.

     The construction boom of the early 1980's resulted in the oversupply of developed commercial and residential real estate. This oversupply led to high vacancy rates and, coupled with declining rental rates, led to a decline in real estate values in the late 1980's and early 1990's. Real estate loans originated in the early and mid-1980's were issued during a period of higher real estate values. The subsequent rise in delinquencies and losses for lenders has led to new mortgage origination standards which incorporate less optimistic assumptions concerning rent growth and occupancy. Mortgages originated during this period of higher values may be restructured or renegotiated to reflect current market conditions. The resulting non-agency mortgage securities have underlying loans with LTV ratios that the Adviser believes more accurately reflect current market values and allow the Adviser to better assess credit exposure.

     Many sophisticated investors have recently become active participants in the commercial real estate market, which has brought new equity into these types of investments. The increased issuance of real estate investment trusts ("REITs") has been another source of new equity. The Adviser believes that this infusion of equity, combined with more conservative real estate valuations, as well as the dislocation of traditional lenders provides a strong foundation for the continued issuance of Commercial and non-agency Residential Mortgage-Backed Securities.

     The Adviser expects that a recovery of the real estate market in general would have a positive effect on investments in non-agency Mortgage-Backed Securities. Market indicators are beginning to show positive trends, with declines in commercial mortgage delinquencies and defaults. Additionally, the second quarter of 1993 brought the first positive quarterly total return on real estate investments in two years, as measured by the Russel-NCREIF Index, which tracks the performance of U.S. commercial real estate.

     The Resolution Trust Corporation (the "RTC") entered the non-agency Mortgage-Backed Securities market as a significant participant by securitizing non-agency mortgage loans in June of 1991, packaging certain mortgages it acquired as receiver of failed savings and loans. The RTC, in addition to other entities, has securitized commercial and non-agency residential mortgages, aggregating in excess of $22 billion of Commercial Mortgage-Backed Securities and $200 billion of Residential Mortgage-Backed Securities created from January, 1987 to December, 1992. As a result of the significant decline in real estate values in the U.S. in the late 1980's and early 1990's and in conjunction with their efforts to improve the creditworthiness of financial institutions, regulators such as the National Association of Insurance Commissioners (the "NAIC") and the Bank for International Settlements (the "BIS") set more stringent capital requirements for assets including real estate holdings. These requirements have led traditional real estate leaders largely to withdraw from lending to real estate borrowers and to seek a secondary market outlet for these mortgage loans and for real estate borrowers to seek financing from non-traditional lenders. The Adviser believes that, as a result, banks and insurance companies will increasingly take advantage of the secondary market to dispose of real estate holdings and borrowers will utilize the capital markets as a major source of financing.

     The Adviser believes that the establishment by rating agencies of standardized rating criteria has helped further the development of the secondary market for commercial and non-agency residential Mortgage-Backed Securities. Unlike the securitization of traditional residential mortgages, which are eligible for principal and interest guarantees from government agencies such as the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"), the securitization of commercial and non-agency residential mortgages may require other forms of credit enhancement, including the senior/subordinated security structure, reserve funds and third-party letters of credit. The senior/subordinated structure was developed in the 1980's to create a senior security which would be highly rated and attractive to a wide range of investors. The subordinated security, which was designed to absorb credit losses on the underlying mortgages and therefore reduce the exposure of senior securities from such losses, was generally either retained by the issuer or sold to a sophisticated investor in a negotiated transaction. In the current environment, the subordinated securities are further segmented into a hierarchy of loss positions. This allows many different classes of securities to be created, with varying degrees of credit exposure, prepayment exposure and potential total return.

     Based on investor demand for certain securities (which depends in part on a combination of rating, yield spread and maturity) the issuer of a senior/subordinated structure typically works closely with the rating agencies to determine the credit support levels required to achieve the desired rating for each security class. The specific structure created dictates the priority for the allocation of available cash flows on the underlying mortgages. The senior classes generally receive the first available cash flows of both interest and principal, while the subordinated classes typically receive only interest until the senior and higher ranked subordinated classes are paid down. Any principal losses experienced on the underlying properties are generally absorbed first by the equity holder and then by the cash reserve fund and letters of credit, if any are present in the structure, and then by the "first loss" subordinated security holder to the extent of its principal balance and then by the next subordinated classes, in order of their respective position in the structure.

     The Adviser believes that the development of the secondary market for Commercial and non-agency Residential Mortgage-Backed Securities has created significant opportunities for investing in the lower-rated and non-rated classes of these securities. Furthermore, the Adviser believes that there is sufficient liquidity in this secondary market for the Portfolio to accomplish its investment objectives. The Adviser believes that many of the lower-rated and non-rated Commercial Mortgage-Backed Securities are subject to less prepayment risk than is the case with Residential Mortgage-Backed Securities because of structural features of the underlying mortgage loans and the fact that they are entitled to repayment only after more senior classes are paid. Such securities therefore offer an opportunity for attractive yields, which the Adviser believes more than compensates investors for assuming the credit risk associated with such securities. In addition, the Adviser believes that the Commercial and non-agency Residential Mortgage-Backed Securities market will expand and yield spreads to Treasuries will decline, leading to an opportunity for price appreciation. The Adviser believes this sector of the Mortgage-Backed Securities market is likely to realize expansion similar to that which the agency residential Mortgage-Backed Securities market experienced in the late 1980's, where the earlier investors benefitted greatly as the market improved and expanded.

INVESTMENT OBJECTIVE

     The Portfolio (i) will seek to provide a total rate of return before fees and expenses over rolling twelve-month periods that exceeds the total return of the Salomon Broad Investment Grade Index over the same period by at least 1.60% on an annualized basis, (ii) will not invest in Asset-Backed Securities, bank or corporate debt securities other than money market instruments, or non-rated securities (other than for U.S Government securities) and (iii) will maintain a dollar-weighted average credit quality of at least A- by Standard & Poor's Ratings Group, Division of McGraw Hill ("S&P"), Duff & Phelps Inc. ("D&P") or Fitch Investors Service ("Fitch") or A3 by Moody's Investors Service, Inc. ("Moody's"), with U.S. Government securities being assigned a AAA rating. The Portfolio will maintain a targeted duration within 20% shorter or longer than the then current duration of the Salomon Broad Investment Grade Index.
Duration is a measure of the expected life of a fixed income security on a present value basis and is indicative of a security's price "volatility" or "risk" associated with changes in interest rates. The Portfolio seeks to meet its objective by investing in a range of agency and non-agency Mortgage-Backed Securities, including primarily senior and subordinated tranches of residential, commercial, multi-family and agricultural mortgage securities.
The securities in which the Portfolio may invest include, but are not limited to, collateralized mortgage obligations, real estate mortgage investment conduits, adjustable rate mortgages and U.S. Treasury and agency securities. The Portfolio will limit to 20% of net assets its investments in U.S. Government securities that are not also Mortgage-Backed Securities. The Portfolio may invest in lower rated securities. Such securities are commonly referred to as "junk bonds" and have a higher risk of default of principal and interest. During temporary defensive periods and in order to keep cash on hand fully invested, the Portfolio may invest in money market instruments.

     In determining which Mortgage-Backed Securities the Portfolio will purchase, the Adviser will consider, among other factors, the following: characteristics of the underlying mortgage loan, including LTV and debt service coverage ratio, loan seasoning, and refinancing risk; characteristics of the underlying property, including diversity of the loan pool, occupancy and leasing, and competitiveness in the pertinent market; economic, environmental and local considerations; deal structure, including historical performance of the originator, subordination percentages and reserve fund balances; and structural participants such as administrators and servicers.

     In addition to examining the relative value of the investments, the Adviser's disciplined approach to investments for the Portfolio will include considerable interaction with rating agencies, extensive review of due diligence by underwriters and rating agencies, confirmation of debt service coverage ratios and stress testing of security cash flows. The Adviser also will select investments which will vary the Portfolio by underlying property types, geographic regions and industry exposure. In this regard, the Portfolio will not purchase any commercial Mortgage-Backed Security ("CMBS") if, giving effect thereto, (i) the net assets of the Portfolio constituting CMBS that are directly or indirectly secured by or payable out of cash flow from the same pool of collateral would increase and would account for more than 10% of the Portfolio's net assets, or (ii) the net assets of the Portfolio attributable to CMBS backed by the same pool of collateral would increase and the Portfolio would own more than 25% of the currently outstanding principal amount of CMBS that are directly or indirectly secured by or payable out of cash flow from the same pool of collateral. In addition, the Portfolio will not, except during any three-month period after any month in which its net assets have increased by more than 30%, purchase any CMBS if, giving effect thereto, (i) the net assets of the Portfolio constituting CMBS that are directly or indirectly secured by or payable out of cash flow from properties located within a single state of the U.S. would increase and would account for more than 25% of the Portfolio's net assets or (ii) the net assets of the Portfolio constituting CMBS that are directly or indirectly secured by or payable out of cash flow from office properties would increase and would account for more than 33%, or from hotel and motel properties would increase and would account for more than 20%, or from any one of multi-family, cooperative, industrial and warehouse, retail and shopping mall, mobile home park, nursing home and senior living center or hospital properties would increase and would account for more than 75% of the Portfolio's net assets, or (iii) the net assets of the Portfolio constituting particular issuances of CMBS that are directly or indirectly secured by or payable out of cash flow from single properties would increase and would account for more than 50% of the Portfolio's net assets. For the foregoing purpose, a CMBS will be considered to be secured by or payable out of the cash flow from a property only in the proportion that the outstanding principal amount of the mortgage loan relating to such property and backing such security bears to the sum of the outstanding principal amount of all mortgage loans backing such security. If the Portfolio's asset composition in any of the foregoing categories subsequently exceeds 110% of the related percentage limitation for any reason, the Portfolio will take such action as may be necessary so that within 60 days after the occurrence of such excess the relevant percentage limitation is again satisfied. The Portfolio will not invest in any issuance of Mortgage-Backed Securities more than 5% of the principal amount of the collateral of which at the time of issuance is single-family residential and agricultural properties in the aggregate.

INVESTMENT RESTRICTIONS

     The Portfolio has also adopted a number of fundamental investment restrictions which may not be changed without the approval of the Portfolio's outstanding voting securities. The SAI sets forth these restrictions in full. In addition, the Portfolio's investment objective is fundamental and may not be changed without such shareholder approval.

     The Portfolio has also adopted several non-fundamental portfolio investment limitations. The Portfolio will not modify any of its non-fundamental portfolio investment limitations without providing at least 60 days prior written notice of such modification to its shareholders.

DESCRIPTION OF SECURITIES

     The following describes certain types of securities in which the Portfolio may invest:

     COMMERCIAL MORTGAGE-BACKED SECURITIES

     Commercial Mortgage-Backed Securities are generally multi-class debt or pass-through securities backed by a mortgage loan or pool of mortgage loans secured by commercial property, such as industrial and warehouse properties, office buildings, retail space and shopping malls, multi-family properties and cooperative apartments, hotels and motels, nursing homes, hospitals, senior living centers and agricultural property. The commercial mortgage loans that underlie Commercial Mortgage-Backed Securities have certain distinct characteristics. Commercial mortgage loans are generally not amortizing or not fully amortizing. At their maturity date, repayment of the remaining principal balance or "balloon" is due and is repaid through the attainment of an additional loan or sale of the property. Unlike most single family residential mortgages, commercial real property loans often contain provisions which substantially reduce the likelihood that such securities will be prepaid. The provisions generally impose significant prepayment penalties on loans and, in some cases there may be prohibitions on principal prepayments for several years following origination. This difference in prepayment exposure is significant due to extraordinarily high levels of refinancing of traditional residential mortgages experienced over the past year as mortgage rates have reached a 25 year low. Assets underlying Commercial Mortgage-Backed Securities may relate to only a few properties or to a single property. See "Risk Factors."

     Commercial Mortgage-Backed Securities have been issued in public and private transactions by a variety of public and private issuers. Non-governmental entities that have issued or sponsored Commercial Mortgage-Backed Securities offerings include owners of commercial properties, originators of and investors in mortgage loans, savings and loan associations, mortgage banks, commercial banks, insurance companies, investment banks and special purpose subsidiaries of the foregoing. The Portfolio may from time to time purchase Commercial Mortgage-Backed Securities directly from issuers in negotiated transactions or from a holder of such Commercial Mortgage-Backed Securities in the secondary market .

     Commercial Mortgage-Backed Securities generally are structured to protect the senior class investors against potential losses on the underlying mortgage loans. This is generally provided by the subordinated class investors, which may be included in the Portfolio, by taking the first loss if there are defaults on the underlying commercial mortgage loans. Other protection, which may benefit all of the classes, including the subordinated classes in which the Portfolio intends to invest, may include issuer guarantees, reserve funds, additional subordinated securities, cross-collateralization, over-collateralization and the equity investors in the underlying properties.

     By adjusting the priority of interest and principal payments on each class of a given Commercial Mortgage-Backed Security, issuers are able to issue senior investment grade securities and lower rated or non-rated subordinated securities tailored to meet the needs of sophisticated institutional investors. In general, subordinated classes of Commercial Mortgage-Backed Securities are entitled to receive repayment of principal only after all required principal payments have been made to more senior classes and have subordinate rights as to receipt of interest distributions. Such subordinated classes are subject to a substantially greater risk of nonpayment than are senior classes of Commercial Mortgage-Backed Securities. Even within a class of subordinate securities, most Commercial Mortgage-Backed Securities are structured with a hierarchy of levels (or "loss positions"). Loss positions are the order in which non-recoverable losses of principal are applied to the securities within a given structure. For instance, a first loss subordinate security will absorb any principal losses before any higher loss position subordinate security.
This type of structure allows a number of classes of securities to be created with varying degrees of credit exposure, prepayment exposure and potential total return.

     Subordinated classes of Commercial Mortgage-Backed Securities have more recently been structured to meet specific investor preferences and issuer constraints and have different priorities for cash flow and loss absorption. As previously discussed, from a credit perspective, they are structured to absorb any credit-related losses prior to the senior class. The principal cash flow characteristics of subordinated classes are designed to be among the most stable in the Mortgage-Backed Securities market, the probability of prepayment being much lower than with traditional Residential Mortgage-Backed Securities. This characteristic is primarily due to the structural feature that directs the application of principal payments first to the senior classes until they are retired before the subordinated classes receive any prepayments. While this serves to enhance the credit protection of the senior classes, it produces subordinated classes with more stable average lives. Subject to the applicable provisions of the 1940 Act, there are no limitations on the classes of Commercial Mortgage-Backed Securities in which the Portfolio may invest. Accordingly, in certain circumstances, the Portfolio may recover proportionally less of its investment in a Commercial Mortgage-Backed Security than the holders of more senior classes of the same Commercial Mortgage-Backed Security.

     The rating assigned to a given issue and class of Commercial Mortgage-Backed Securities is a product of many factors, including, the structure of the security, the level of subordination, the quality and adequacy of the collateral, and the past performance of the originators and servicing companies. The rating of any Commercial Mortgage-Backed Security is determined to a substantial degree by the debt service coverage ratio (i.e., the ratio of current net operating income from the commercial properties, in the aggregate, to the current debt service obligations on the properties) and the LTV ratio of the pooled properties. The amount of the securities issued in any one rating category is determined by the rating agencies after a rigorous credit rating process which includes analysis of the issuer, servicer and property manager, as well as verification of the LTV and debt service coverage ratios. LTV ratios may be particularly important in the case of commercial mortgages because most commercial mortgage loans provide that the lender's sole remedy in the event of a default is against the mortgaged property, and the lender is not permitted to pursue remedies with respect to other assets of the borrower. Accordingly, loan-to-value ratios may, in certain circumstances, determine the amount realized by the holder of the Commercial Mortgaged-Backed Security.

     RESIDENTIAL MORTGAGE-BACKED SECURITIES

     The Portfolio also expects to invest in Residential Mortgage-Backed Securities that are Mortgage-Backed Securities representing participation interests in pools of single-family residential mortgage loans originated by private mortgage originators. Traditionally, Residential Mortgage-Backed

Securities were issued by governmental agencies such as Fannie Mae, Freddie Mac and Ginnie Mae. The Portfolio intends to invest in those securities issued by nongovernmental agencies as well as governmental agencies. Nongovernmental entities that have issued or sponsored Residential Mortgage-Backed Securities offerings include savings and loan associations, mortgage banks, insurance companies, investment banks and special purpose subsidiaries of the foregoing. Residential Mortgage-Backed Securities, similar to Commercial Mortgage-Backed Securities, have been issued using a variety of structures, including multi-class structures featuring senior and subordinated classes.

     While single-family residential loans do not typically have prepayment penalties or restrictions, as commercial mortgage loans often do, Residential Mortgage-Backed Securities are often structured so that subordinated classes may be locked out of prepayments for a period of time. However, in a period of extremely rapid prepayments, during which senior classes may be retired faster than expected, the subordinated classes may receive unscheduled payments of principal and would have average lives that, while longer than the average lives of the senior classes, would be shorter than originally expected.

     The types of agency and non-agency Commercial and Residential Mortgage-Backed Securities which the Portfolio may invest shall include, but not be limited to, the following securities:

     MORTGAGE-RELATED SECURITIES ISSUED BY U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES. The Portfolio may invest in Mortgage-Backed Securities issued by agencies or instrumentalities of the U.S. Government including GNMA, FNMA and FHLMC. The U.S. Government or the issuing agency guarantees the payment of interest and principal on these securities. However, the guarantees do not extend to the securities' yield or value, nor do the guarantees extend to the yield or value of a Portfolio's shares. These securities are in most cases "pass-through" instruments, through which the holder receives a share of all interest and principal payments from the mortgages underlying the security, net of certain fees. See "Mortgage-Backed Securities" in the SAI.

     PRIVATE MORTGAGE PASS-THROUGH SECURITIES. Private mortgage pass-through securities are structured similarly to GNMA, FNMA and FHLMC mortgage pass-through securities and are issued by originators of and investors in mortgage loans, including depository institutions, mortgage banks, investment banks and special purpose subsidiaries of the foregoing. These securities usually are backed either by GNMA, FNMA or FHLMC certificates or by a pool of fixed rate or adjustable rate mortgage loans. Securities which are backed by a pool of fixed rate or adjustable rate mortgage loans generally are structured with one or more types of credit enhancement. See "Types of Credit Enhancement" in the SAI.

     ADJUSTABLE RATE MORTGAGE SECURITIES. Adjustable rate mortgage securities are pass-through mortgage securities collateralized by mortgages with adjustable rather than fixed rates ("ARMs"). ARMs eligible for inclusion in a mortgage pool generally provide for a fixed initial mortgage interest rate for either the first three, six, twelve, thirteen, thirty-six or sixty scheduled monthly payments. Thereafter, the interest rates are subject to periodic adjustment based on changes to a designated benchmark index. See "Adjustable Rate Mortgage Securities" in the SAI.

     COLLATERALIZED MORTGAGE OBLIGATIONS AND MULTI-CLASS PASS-THROUGH SECURITIES. Collateralized mortgage obligations or "CMOs" are debt obligations collateralized by mortgage loans or mortgage pass-through securities. Typically, CMOs are collateralized by GNMA, FNMA or FHLMC certificates, but also may be collateralized by whole loans or private mortgage pass-through securities (collectively, "Mortgage Assets"). Multi-class pass-through securities are equity interests in a trust composed of Mortgage Assets. Unless the context indicates otherwise, all references herein to CMOs include multi-class pass-through certificates. Payments of principal of and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multi-class pass-through securities. CMOs may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including depository institutions, mortgage banks, investment banks and special purpose subsidiaries of the foregoing. The issuer of CMOs or multi-class pass-through securities may elect to be treated as a Real Estate Mortgage Investment Conduit ("REMIC"). See "Collateralized Mortgage Obligations and Multi-Class Pass-Through Securities" in the SAI.

     LOWER RATED SECURITIES. The Mortgage-Backed Securities in which the Portfolio may invest may be lower rated (i.e., have a credit quality below investment grade). Investments in such lower rated securities are subject to special risks, including a greater risk of loss of principal and non-payment of interest. An investor should carefully consider the following factors before purchasing shares of the Portfolio. The Portfolio (i) will not invest in securities (other than U.S. Government securities) that are not rated at least B by S&P, D&P or Fitch or B2 by Moody's at the time of investment; (ii) will not invest in securities (other than U.S. Government securities) not rated by at least one of the foregoing organizations at the time of investment; (iii) will not invest more than 12.5% of its assets in securities that are rated below BB-/Ba3 by any of the foregoing organizations; and (iv) will not invest more than 25% of its assets in securities that are rated below BBB-/Baa3 by any of the foregoing organizations. In the case of short-term money market instruments and short-term commingled funds the applicable rating requirement will be A2/P2. Split rated securities will be accounted for at the lower rating. If any security held in its portfolio is downgraded such that the Portfolio would not be able at that time to make an investment in such security, the Portfolio will sell such security within 30 days after such downgrade. The Portfolio will maintain a dollar-weighted average credit quality of at least A-/A3, with U.S. Government securities assigned a AAA rating. In order to calculate the average credit quality of the Portfolio, the Portfolio will assign sequential numbers to each of the 20 rating categories from AAA to D, multiply the value of each instrument by the rating equivalent number assigned to its lowest rating, sum all of such products, divide the aggregate by the net asset value of the Portfolio and convert the number back to its equivalent rating symbol.

     Generally, lower rated securities offer a higher return potential than higher rated securities but involve greater volatility of price and greater risk of loss of income and principal, including the possibility of default or bankruptcy of the issuers of such securities. Lower rated securities will likely have large uncertainties or major risk exposure to adverse conditions and are predominately speculative. The occurrence of adverse conditions and uncertainties would likely reduce the value of securities held by the Portfolio, with a commensurate effect on the value of a given portfolio's shares. While the market values of lower rated securities tend to react less to fluctuations in interest rate levels than do those of higher rated securities, the market values of certain of these securities also tend to be more sensitive to changes in economic conditions than higher rated securities. In addition, lower rated securities generally present a higher degree of credit risk. The Portfolio may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings.

     Securities which are rated BB by S&P, D&P and Fitch and Ba by Moody's have speculative characteristics with respect to capacity to pay interest and repay principal. Securities which are rated B generally lack characteristics of a desirable investment and assurance of interest and principal payments over any long period of time may be small. A general description of the bond ratings of Moody's, S&P, D&P and Fitch is set forth in Appendix A to the Prospectus.

     In general, the ratings of nationally recognized statistical rating organizations represent the opinions of these agencies as to the quality of securities that they rate. Such ratings, however, are relative and subjective, and are not absolute standards of quality and do not evaluate the market value risk of the securities. It is possible that an agency might not change its rating of a particular issue to reflect subsequent events. These ratings will be used by the Portfolio as initial criteria for the selection of portfolio securities, but the Portfolio also will rely upon the independent advice of the Adviser to evaluate potential investments.

     U.S. GOVERNMENT SECURITIES

     U.S. TREASURY SECURITIES. The Portfolio will invest in U.S. Treasury securities, including bills, notes, bonds and other debt securities issued by the U.S. Treasury. These instruments are direct obligations of the U.S. Government and, as such, are backed by the "full faith and credit" of the United States. They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances.

     SECURITIES ISSUED OR GUARANTEED BY U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES. The Portfolio may invest in securities issued by agencies of the U.S. Government or instrumentalities of the U.S. Government, including, but not limited to, GNMA, FNMA and FHLMC securities. Obligations of GNMA, the Farmers Home Administration and the Export-Import Bank are backed by the "full faith and credit" of the United States. In the case of securities not backed by the "full faith and credit" of the United States, the Portfolio must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment. Such securities include obligations issued by FNMA and FHLMC, each of which may borrow from the U.S. Treasury to meet its obligations, although the U.S. Treasury is under no obligation to lend to FNMA or FHLMC. GNMA, FNMA and FHLMC investments by the Portfolio may also include pass-through securities, CMOs and certain other Mortgage-Backed Securities.

     BANK AND CORPORATE DEBT SECURITIES

     The Portfolio may not invest in bank or corporate debt securities except that it may invest in money market instruments for temporary defensive purposes and in order to keep cash on hand fully invested. Such instruments include but are not limited to notes, certificates of deposit, bankers' acceptances and commercial paper.

     FLOATING RATE AND INDEX OBLIGATIONS

     The Portfolio may invest in debt securities with interest payments or maturity values that are not fixed, but float in conjunction with an underlying index or price. These securities may be backed by U.S. Government or corporate issuers, or by collateral such as mortgages. In certain cases, a change in the underlying index or price may have a leveraging effect on the periodic coupon payments, creating larger possible swings in the prices of such securities than would be expected when taking into account their maturities alone. The indices and prices upon which such securities can be based include interest rates, currency rates and commodities prices. However, the Portfolio will not invest in any instrument whose value is computed based on a multiple of the change in price or value of an asset or an index of or relating to assets in which the Portfolio could not invest.

     Floating rate securities pay interest according to a coupon which is reset periodically. This reset mechanism may be formula based, or reflect the passing through of floating interest payments on an underlying collateral pool. The coupon is usually reset daily, weekly, monthly, quarterly or semi-annually, but other schedules are possible. Floating rate obligations generally exhibit a low price volatility for a given stated maturity or average life because their coupons adjust with changes in interest rates. If their underlying index is not an interest rate, or the reset mechanism lags the movement of rates in the current market, greater price volatility may be experienced.

     Index securities pay a fixed rate of interest, but have a maturity value that varies by formula, so that when the obligation matures a gain or loss is realized. The risk of index obligations depends on the volatility of the underlying index, the coupon payment and the maturity of the obligation.

     ILLIQUID SECURITIES

     Illiquid securities are subject to legal or contractual restrictions on disposition or lack an established secondary trading market. The sale of restricted and illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. The Portfolio may purchase certain restricted securities up to 15% of its net assets eligible for sale to qualified institutional buyers as contemplated by Rule 144A under the Securities Act of 1933 and may treat such securities as being liquid if the Adviser determines, pursuant to procedures adopted by the Trust's Board of Trustees, that a sufficient secondary market does exist for such securities. See the SAI for a further discussion of illiquid securities.

OTHER INVESTMENT PRACTICES.

     DURATION MANAGEMENT AND OTHER MANAGEMENT TECHNIQUES

     As a basic element of its overall investment strategy the Portfolio intends to use a variety of other investment management techniques and instruments. A more complete description of such techniques is contained in the SAI. The Portfolio may purchase and sell futures contracts, enter into various interest rate transactions such as swaps, caps and floors and may purchase and sell exchange-listed and over-the-counter put and call options on securities, financial indices and futures contracts (collectively, "Additional Investment Management Techniques"). These Additional Investment Management Techniques may be used for duration management and other risk management to attempt to protect against possible changes in the market value of the Portfolio resulting from trends in the debt securities markets and changes in interest rates, to protect the Portfolio's unrealized gains in the value of its securities holdings, to facilitate the sale of such securities for investment purposes, to establish a position in the securities markets as a temporary substitute for purchasing particular securities. There is no particular strategy that requires use of one technique rather than another as the decision to use any particular strategy or instrument is a function of market conditions and the composition of the portfolio. See Appendix B "General Characteristics and Risks of Additional Investment Management Techniques."

     Additional Investment Management Techniques present certain risks. With respect to hedging and risk management, the variable degree of correlation between price movements of hedging instruments and price movements in the position being hedged creates the possibility that losses on the hedge may be greater than gains in the value of the Portfolio's position. In addition, certain instruments and markets may not be liquid in all circumstances. As a result, in volatile markets, the Portfolio may not be able to close out a transaction without incurring losses substantially greater than the initial deposit. Although the contemplated use of these instruments predominantly for hedging should tend to minimize the risk of loss due to a decline in the value of the position, at the same time they tend to limit any potential gain which might result from an increase in the value of such position. The ability of the Portfolio to successfully utilize Additional Investment Management Techniques will depend on the Adviser's ability to predict pertinent market movements and sufficient correlations, which cannot be assured. Finally, the daily deposit requirements in futures contracts that the Portfolio has sold create an ongoing greater potential financial risk than do options transactions, where the exposure is limited to the cost of the initial premium. Losses due to the use of Additional Investment Management Techniques will reduce net asset value.

     In selecting counterparties for OTC hedging and risk management transactions, the Portfolio will adhere to the following minimum ratings: (i) with respect to an OTC derivative instrument with a remaining nominal maturity of six months or less, a Moody's Derivative Counterparty Rating of A3; (ii) with respect to an OTC derivative instrument with a remaining maturity of more than six months, a Moody's Derivative Counterparty Rating of AA3. If the counterparty does not have a Moody's counterparty rating, then either the Moody's or S&P long-term securities rating of A3/A- (with respect to category
(i) above) or Aa3/AA- (with respect to category (ii) above) may be used as a substitute. In addition, all such counterparties must have a minimum short-term rating of A-1 by Moody's and P-1 by S&P. If a counterparty drops below the minimum ratings, then the Portfolio will seek to unwind existing agreements with such counterparty in a cost effective manner and will be prohibited from entering into new agreements with the counterparty so long as the counterparty's rating is below the relevant minimum.

     The principal risks relating to the use of futures contracts and other Additional Investment Management Techniques are: (a) less than perfect correlation between the prices of the instrument and the market value of the securities in the Portfolio's holdings; (b) possible lack of a liquid secondary market for closing out a position in such instruments; (c) losses resulting from interest rate or other market movements not anticipated by the Adviser; and (d) the obligation to meet additional variation margin or other payment requirements, all of which could result in the Portfolio being in a worse positionthan if such techniques had not been used. See Appendix B "General Characteristics and Risks of Additional Investment Management Techniques" and the Statement of Additional Information for further information.

     The Portfolio may also purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. When such transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date outside the normal course of settlement for securities of that type. When-issued securities and forward commitments may be sold prior to the settlement date, but the Portfolio will enter into when-issued and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. If the Portfolio disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it can incur a gain or loss. At the time the Portfolio enters into a transaction on a when-issued or forward commitment basis, it will segregate with its custodian cash or other liquid high grade debt securities with a value not less than the value of the when-issued or forward commitment securities. The value of these assets will be monitored daily to ensure that their marked to market value will at all times equal or exceed the corresponding obligations of the Portfolio. There is always a risk that the securities may not be delivered and that the Portfolio may incur a loss. Settlements in the ordinary course, which typically occur monthly for mortgage-related securities, are not treated by the Portfolio as when-issued or forward commitment transactions and accordingly are not subject to the foregoing restrictions.

     REPURCHASE AGREEMENTS

     The Portfolio may invest temporarily, without limitation, in repurchase agreements, which are agreements pursuant to which securities are acquired by the Portfolio from a third party with the understanding that they will be repurchased by the seller at a fixed price on an agreed upon date. These agreements may be made with respect to anyof the securities in which the Portfolio is authorized to invest. Repurchase agreements may be characterized as loans secured by the underlying securities and will be entered into in accordance with the requirements of the SEC. The Portfolio will not enter into any repurchase agreement with respect to securities other than U.S. Government securities and mortgage-backed securities. The value of the collateral for such repurchase agreement marked-to-market at the end of each business day will be at least 102% of the amount of the repurchase agreement. The Portfolio will not enter into any repurchase agreement the term of which exceeds 90 days.

RISK FACTORS

     COMMERCIAL MORTGAGE-BACKED SECURITIES AND RESIDENTIAL MORTGAGE-BACKED SECURITIES. Investments in Commercial Mortgage-Backed Securities involve the credit risks of delinquency and default. Delinquency refers to interruptions in the payment of interest and principal. Default refers to the potential for unrecoverable principal loss from the sale of foreclosed property. These risks include the risks inherent in the commercial mortgage loans which support such Commercial Mortgage-Backed Securities and the risks associated with direct ownership of real estate. This may be especially true in the case of Commercial Mortgage-Backed Securities secured by, or evidencing an interest in, a relatively small or less diverse pool of commercial mortgage loans. The factors contributing to these risks include the effects of general and local economic conditions on real estate values, the conditions of specific industry segments, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants, which in turn may be affected by local conditions such as oversupply of space or a reduction of available space, the ability of the owner to provide adequate maintenance and insurance, energy costs, government regulations with respect to environmental, zoning, rent control and other matters, and real estate and other taxes.

     While the credit quality of the Commercial Mortgage-Backed Securities in which the Portfolio may invest will reflect the perceived likelihood of future cash flows to meet operating expenses and cash flow requirements, the underlying commercial properties may not be able to continue to generate income to meet their operating expenses and cash flow requirements (mainly debt service, lease payments, capital expenditures, taxes, maintenance, insurance and tenant improvements) as a result of any of the factors mentioned above. Consequently, the obligors under commercial mortgages may be unable to make payments of interest in a timely fashion, increasing the risk of default on a related Commercial Mortgage-Backed Security. In addition, the repayment of the commercial mortgage loans underlying Commercial Mortgage-Backed Securities will typically depend upon the future availability of financing and the stability of real estate property values.

     The commercial mortgage loans that underlie Commercial Mortgage-Backed Securities have certain distinct characteristics. Commercial mortgage loans are generally not amortizing or not fully amortizing. At their maturity date, repayment of the remaining principal balance or "balloon" is due and is repaid through the attainment of an additional loan or sale of the property. Most commercial mortgage loans are nonrecourse obligations of the borrower, meaning that the sole remedy of the lender in the event of a default is to foreclose upon the collateral. As a result, in the event of default by a borrower, recourse may be had only against the specified property pledged to secure the loan and not against the borrower's other assets. If borrowers are not able or willing to refinance or dispose of the property to pay the principal balance due at maturity, payments on the subordinated classes of the related Commercial Mortgage-Backed Security are likely to be adversely affected. The ultimate extent of the loss, if any, to the subordinated classes may only be determined after the foreclosure of the mortgage encumbering the property and, if the mortgagee takes title to the property, upon liquidation of the property. Factors such as the title of the property, its physical condition and financial performance, as well as governmental disclosure requirements with respect to the condition of the property, may make a third party unwilling to purchase the property at a foreclosure sale or for a price sufficient to satisfy the obligations with respect to the related Commercial Mortgage-Backed Securities. The condition of a property may deteriorate during foreclosure proceedings. Certain obligors on underlying mortgages may become subject to bankruptcy proceedings, in which case the amount and timing of amounts due under the related Commercial Mortgage-Backed Securities may be materially adversely affected.

     In general, any losses on a given Commercial Mortgage-Backed Security will be absorbed first by the equity holder, then by a cash reserve fund or letter of credit, if any, and then by the "first loss" subordinated security to the extent of its principal balance. Because the Portfolio intends to invest in subordinated classes of Commercial Mortgage-Backed Securities, there can be no assurances that in the event of default and the exhaustion of equity support, the reserve fund and any debt classes junior to those in which the Portfolio invests, the Portfolio will be able to recover all of its investment in the securities it purchases. In addition, if the underlying mortgage portfolio has been overvalued by the originator, or if mortgage values subsequently decline, the Portfolio may hold the "first loss" position in certain Commercial Mortgage-Backed Securities ahead of the more senior debt holders, which may result in significant losses. Many of the lower-rated Commercial Mortgage-Backed Securities are subject to less prepayment risk than in the case with Residential Mortgage-Backed Securities because of structural features of the underlying mortgage loans and the fact that they are entitled to repayment only after more senior classes are paid.

     Investments in Residential Mortgage-Backed Securities involve the credit risks that affect interest and principal cash flows similar to the credit risks of Commercial Mortgage-Backed Securities discussed above, as well as the prepayment risks associated with the possibility that prepayments of principal generally may be made at any time without penalty. Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors. Changes in the rate of prepayments on a Residential Mortgage-Backed Security may change the yield to maturity of the security and amounts available for reinvestment from such securities by the Portfolio are likely to be greater during periods of relatively low or declining interest rates and therefore are likely to be reinvested at lower interest rates than during a period of relatively high interest rates. This prepayment effect has been particularly pronounced during the past three years as borrowers have refinanced higher interest rate mortgages into lower interest rate mortgages available in the marketplace. Because the Portfolio expects to invest in subordinated Residential Mortgage-Backed Securities, the prioritization of cash flows from mortgages under the Residential Mortgage-Backed Securities in favor of the senior classes generally reduces this prepayment risk.

     INVESTING IN LOWER CREDIT QUALITY SECURITIES. An investor should recognize that the lower-rated Commercial and Residential Mortgage-Backed Securities in which the Portfolio may invest have speculative characteristics. The prices of lower credit quality securities, which are commonly referred to as "junk bonds," have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual issuer developments. Securities rated lower than B by S&P and Moody's, including bonds rated as low as D by S&P or C by Moody's, can be regarded as having extremely poor prospects of ever attaining any real investment standing and may be in default with payment of interest and/or repayment of principal in arrears. A projection of an economic downturn or the advent of a recession, for example, could cause a decline in the price of lower credit quality securities because the advent of a recession could lessen the ability of obligors of mortgages underlying Commercial Mortgage-Backed Securities and Residential Mortgage-Backed Securities to make principal and interest payments. In such event, existing credit supports and any first loss positions may be insufficient to protect against loss of principal.

     NON-DIVERSIFIED STATUS. The Portfolio has registered as a "non-diversified" investment company which enables it to invest more than 5% of its assets in the obligations of any single issuer, subject only to the diversification requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a result of its ability to concentrate its investments in the obligations of a smaller number of issuers, the Portfolio may be more susceptible than a more widely diversified fund to any single economic, political or regulatory occurrence.

     ILLIQUID SECURITIES. Liquidity of a security relates to the ability to easily dispose of securities and the price to be obtained, and does not necessarily relate to the credit risk or likelihood of receipt of cash at maturity. Illiquid securities may trade at a discount from comparable, more liquid investments. The Commercial Mortgage-Backed Securities which the Portfolio intends to acquire may be less marketable and in some instances will be considered illiquid by the Portfolio under applicable standards because of the absence of registration under the federal securities laws, contractual restrictions on transfer or the small size of the issue (relative to the issues of comparable interests).


PORTFOLIO TURNOVER

     The Portfolio has no fixed policy with respect to portfolio turnover. The Portfolio does not expect to trade in securities for short-term gain. The portfolio turnover rate is calculated by dividing the lesser of sales or purchases of portfolio securities by the average monthly value of the Portfolio's securities, excluding securities having a maturity at the date of purchase of one year or less. While the Portfolio will pay commissions in connection with its options and futures transactions, the other securities in which the Portfolio invests are generally traded on a "net" basis with dealers acting as principals for their own account without a stated commission. Nevertheless, high portfolio turnover may involve correspondingly greater brokerage commissions and other transaction costs which will be borne directly by the Portfolio. It is expected that the annual portfolio turnover rate for the Portfolio will not exceed 400%, excluding securities having a maturity of one year or less. Higher portfolio turnover results in increased Portfolio expenses, including brokerage commissions, dealer mark-ups and other transaction commissions, costs on the sale of securities and on reinvestment in other securities. BlackRock will monitor the tax status of the Portfolio under the Internal Revenue Code during any period in which the annual turnover rate of the Portfolio exceeds 100%. To the extent that increased portfolio turnover results in sales at a profit of securities held less than three months, the Portfolio's ability to qualify as a "regulated investment company" under the Internal Revenue Code may be affected. See "Portfolio Transactions" in the Statement of Additional Information.


MANAGEMENT
--------------------------------------------------------------------------------


BOARD OF TRUSTEES

     The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees. The Statement of Additional Information contains the name of each trustee and certain background information.

ADVISER

     BlackRock (formerly BlackRock Financial Management L.P.) was organized in 1988. On February 28, 1995, BlackRock Financial Management L.P. sold its business to PNC Bank, National Association ("PNC Bank"). The principal business address of BlackRock is 345 Park Avenue, New York, NY 10154.

     As adviser, BlackRock, is responsible for the day-to-day management of the Portfolio, and generally makes all purchase and sale decisions regarding the investments made by the Portfolio. BlackRock also provides research and credit analysis as well as certain other services.

     Keith Anderson and Robert S. Kapito are the persons primarily responsible for the day-to-day management of the Portfolio's investments.

     Keith Anderson is a Managing Director at BlackRock Financial Management, and co-head of the Portfolio Management Group. In addition, Mr. Anderson co-chairs the Investment Strategy Committee and he is a member of the firm's Management Committee.

Mr. Anderson has primary responsibility for managing client portfolios and for acting as a specialist in the government and mortgage sectors. His areas of expertise include Treasuries, agencies, futures, options, swaps and a wide range of traditional and non-traditional mortgage securities. Mr. Anderson also serves as Vice President for BlackRock's family of mutual funds and for the Shearson Lehman Brothers Adjustable Rate Government Income Fund.

     Prior to founding BlackRock in 1988, Mr. Anderson was a Vice President in Fixed Income Research at The First Boston Corporation. Mr. Anderson joined First Boston in 1987 as a mortgage securities and derivative products strategist working with institutional money managers. From 1983 to 1987, Mr. Anderson was a Vice President and Portfolio Manager at Criterion Investment Management Company where he had primary responsibility for a $2.8 billion fixed income portfolio and was an integral part of the firm's portfolio management team.

     Mr. Anderson has published numerous articles on fixed income strategies, including two articles in The Handbook of Fixed Income Options: "Scenario Analysis and the Use of Options in Total Return Portfolio Management" and "Measuring, Interpreting, and Applying Volatility within the Fixed Income Market." Mr. Anderson received a Bachelor of Science in Economics and Finance from Nichols College in 1981 and an M.B.A. from Rice University in 1983.

     Rob Kapito is Vice Chairman of BlackRock Financial Management, and co-head of its Portfolio Management Group. Mr. Kapito is a member of both the firm's Management Committee and its Investment Strategy Committee. Mr. Kapito has primary responsibility for managing client portfolios and for acting as a specialist in the mortgage and municipal sectors. In addition, Mr. Kapito has been instrumental in marketing BlackRock's mutual funds and in coordinating the analytics and administrative functions necessary for managing these funds. Mr. Kapito also serves as Vice President for BlackRock's family of mutual funds and for the Shearson Lehman Brothers Adjustable Rate Government Income Fund.

     Prior to founding BlackRock in 1988, Mr. Kapito was a Vice President in the Mortgage Products Group at The First Boston Corporation. Mr. Kapito initially joined First Boston in 1979 in the Public Finance Department and returned to the firm in 1983 in the Mortgage Products Group after completing business school. In the Mortgage Products Group, he initially traded mortgage securities and then became the head trader of collateralized mortgage obligations. Ultimately, Mr. Kapito became head of Mortgage Capital Markets with responsibility for marketing and pricing all of the mortgage-backed and asset-backed securities underwritten by First Boston. In 1982, Mr. Kapito worked as a strategic consultant with Bain & Co. and with two other private companies in Europe.

     Mr. Kapito received a Bachelor of Science in Economics from the Wharton School of the University of Pennsylvania in 1979, and an M.B.A. from Harvard Business School in 1983.

     For the services provided and expenses assumed by it, BlackRock is entitled to receive from the Portfolio a fee paid at the end of each calendar quarter at an annualized rate of .25% of the Portfolio's average month-end net assets. From time to time BlackRock may waive all or any portion of its advisory fee for and may reimburse expenses of the Portfolio. The Adviser has agreed to cap the Portfolio's expenses (other than advisory fees) at no more than .12% of average net assets per year. See "Introduction--Expense Table."

ADMINISTRATORS

     PMFCO, whose principal business address is 345 Park Avenue, New York, New York 10154, PFPC, whose principal business address is 400 Bellevue Parkway, Wilmington, Delaware 19809 and PDI, whose principal business address is 259 Radnor-Chester Road, Suite 120, Radnor, Pennsylvania 19087, serve as the Fund's co-administrators. PMFCO and PFPC are indirect wholly-owned subsidiaries of PNC Bank Corp. A majority of the outstanding stock of PDI is owned by its officers and the remaining outstanding stock is owned by Pennsylvania Merchant Group Ltd.

     The Administrators generally assist the Fund in all aspects of its administration and operation, including matters relating to the maintenance of financial records and fund accounting. As compensation for their services, PMFCO is entitled to receive a fee, computed daily and payable monthly, at an annual rate of .03% of the Portfolio's average daily net assets, and PFPC and PDI are entitled to receive a combined fee, computed daily and payable monthly, at an annual rate of .20% of the first $500 million of the Portfolio's average daily net assets, .18% of the next $500 million of the Portfolio's average daily net assets, .16% of the next $1 billion of the Portfolio's average daily net assets and .15% of the Portfolio's average daily net assets in excess of $2 billion. From time to time the Administrators may waive all or any portion of the administration fees for the Portfolio.

TRANSFER AGENT, DIVIDEND DISBURSING AGENT AND CUSTODIAN

     PNC Bank serves as the Fund's custodian and PFPC serves as the Fund's transfer agent and dividend disbursing agent.

EXPENSES

     Expenses are deducted from the total income of the Portfolio before dividends and distributions are paid. These expenses include, but are not limited to, fees paid to BlackRock and the Administrators, transfer agency fees, fees and expenses of officers and trustees who are not affiliated with BlackRock or the Distributor or any of their affiliates, taxes, interest, legal fees, custodian fees, auditing fees, certain fees and expenses in registering and qualifying the Portfolio and its Shares for distribution under Federal and state securities laws, expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information to existing shareholders, the expense of reports to shareholders, shareholders' meetings and proxy solicitations, fidelity bond and trustees and officers liability insurance premiums, the expense of using independent pricing services and other expenses which are not expressly assumed by BlackRock or the Administrators under their respective agreements with the Fund. Any general expenses of the Fund that are not readily identifiable as belonging to a particular investment portfolio will be allocated among all investment portfolios by or under the direction of the Board of Trustees in a manner the Board determines to be fair and equitable.

     If the total expenses borne by the Portfolio in any fiscal year exceed the expense limitations imposed by applicable state securities regulations, BlackRock and the Administrators will bear the amount of such excess to the extent required by such regulations in proportion to the fees otherwise payable to them for such year. Such amount, if any, will be estimated and accrued daily and paid on a monthly basis. See "Introduction--Example," "Management--Adviser" and "Management--Administrators" for discussions of expense reimbursements and fee waivers.

PORTFOLIO TRANSACTIONS

     The Portfolio's adviser may consider a number of factors in determining which brokers to use in purchasing or selling portfolio securities. These factors, which are more fully discussed in the Statement of Additional Information, include, but are not limited to, research services, sales of shares of the Fund, the reasonableness of commissions and quality of services and execution. Brokerage transactions for the Portfolio may be directed through registered broker/dealers ("Authorized Dealers") who have entered into dealer agreements with the Distributor, subject to the requirements of best execution.

BANKING LAWS

     Banking laws and regulations currently prohibit a bank holding company registered under the Federal Bank Holding Company

Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from underwriting securities, but such banking laws and regulations do not prohibit such a holding company or affiliate or banks generally from acting as investment adviser, administrator, transfer agent or custodian to such an investment company, or from purchasing shares of such company as agent for and upon the order of customers. PNC Bank, BlackRock, PMFCO, PFPC and Institutions that are banks or bank affiliates, are subject to such banking laws and regulations. In addition, state securities laws on this issue may differ from the interpretations of Federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.

     Should future legislative, judicial or administrative action prohibit or restrict the activities of such companies in connection with the provision of services on behalf of the Fund and the holders of Institutional Shares, the Fund might be required to alter materially or discontinue its arrangements with such companies and change its method of operations with respect to the Institutional Shares. It is not anticipated, however, that any change in the Fund's method of operations would affect its net asset value per share or result in a financial loss to any investor.


PURCHASE AND REDEMPTION OF SHARES
--------------------------------------------------------------------------------


DISTRIBUTOR

     Shares of the Portfolio are offered on a continuous basis for the Fund by the distributor, Provident Distributors, Inc. (the "Distributor"). The Distributor is a registered broker/dealer with principal offices at 259 Radnor-Chester Road, Suite 120, Radnor, Pennsylvania 19087.

     The Fund has adopted an Amended and Restated Distribution and Service Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan permits the Adviser to pay a fee to the Distributor, which in turn is authorized to make payments to securities dealers with which the Distributor may enter into solicitation fee agreements. The Distributor may also use a portion of the fee it receives under the Plan to compensate institutions who perform support services that would otherwise be performed by an Administrator or its agents. The purpose of the Plan is to promote distribution of the Fund's shares and to enhance the provision of shareholder services. The Fund is not required or permitted under the Plan to make payments over and above its investment advisory fee; the Plan merely permits the reallocation of a portion of the advisory fee the Adviser receives to pay for distribution related and shareholder servicing activities. See "Distributor and Distribution Plan" in the SAI.

PURCHASE OF SHARES

     Institutional Shares are offered without a sales load on a continuous basis to Institutions at the net asset value per share of the Portfolio next computed after an order is received in proper form by PFPC. Dividends will commence accruing on that day. Shares may be purchased on any Business Day. A "Business Day" is any weekday that the New York Stock Exchange (the "NYSE") and the Federal Reserve Bank of Philadelphia (the "FRB") are open for business. Purchase orders may be transmitted by telephoning PFPC at (800) 441-7379. Orders received by PFPC after 12:00 Noon (Eastern Time) are priced at the net asset value per share on the following Business Day. The Fund may in its discretion reject any order for Shares.

     Payment for Shares may be made only in Federal funds or other funds immediately available to the Fund's custodian. The minimum initial investment by an Institution is $50 million. There is no minimum subsequent investment.

REDEMPTION OF SHARES

     Redemption orders may be transmitted to PFPC by telephone at (800) 441-7379. Shares are redeemed at the net asset value per share of the Portfolio next determined after PFPC's receipt of the redemption request in proper order, and dividends will not accrue after the day on which the redemption is effectuated. THE FUND, THE ADMINISTRATORS AND THE DISTRIBUTOR WILL NOT BE LIABLE FOR ANY LOSS, LIABILITY, COST OR EXPENSE FOR ACTING UPON TELEPHONE INSTRUCTIONS THAT ARE REASONABLY BELIEVED TO BE GENUINE. IN ATTEMPTING TO CONFIRM THAT TELEPHONE INSTRUCTIONS ARE GENUINE, THE FUND WILL USE SUCH PROCEDURES AS ARE CONSIDERED REASONABLE, INCLUDING RECORDING THOSE INSTRUCTIONS AND REQUESTING INFORMATION AS TO ACCOUNT REGISTRATION (SUCH AS THE NAME IN WHICH AN ACCOUNT IS REGISTERED, THE ACCOUNT NUMBER, RECENT TRANSACTIONS IN THE ACCOUNT, AND THE ACCOUNT HOLDER'S SOCIAL SECURITY NUMBER, ADDRESS AND/OR
BANK).

     The date on which a redemption request is received will be the date specified if the redemption request specifies a particular date in the future for its effectiveness. The Fund expects to pay all redemption requests made with at least thirty (30) days' advance notice in cash. Redemption requests in excess of $250,000 by any single shareholder from the Portfolio within any three-month period may be paid in kind unless the Fund has received at least thirty (30) days' advance notice and will be paid in kind if the redeeming shareholder so requests and such payment will not adversely affect other shareholders. Shareholders who receive redemptions in kind will incur additional expense and delay in disposing of such securities and the value of such securities may decline during the disposition period.


     If a proper redemption request is received prior to 12:00 noon (Eastern time) on any Business Day payment of the redemption price will ordinarily be wired to the Shareholder's bank on the first business day subsequent to the 30-day advance notice redemption request in the case of the Portfolio. If the request is received after 12:00 noon (Eastern time) payment will ordinarily be wired to the shareholder's bank within two business days subsequent to the 30-day advance notice redemption request. Redemption proceeds will be sent by wire only to the bank named on the shareholder's application form. A shareholder may change the wire instructions on the application form by writing to PFPC with an appropriate signature guarantee.

     During periods of substantial economic or market change, telephone redemptions may be difficult to complete. If an Institution is unable to contact PFPC by telephone, the Institution may also deliver the redemption request to PFPC by mail at 400 Bellevue Parkway, Wilmington, DE 19809.

     The Fund may suspend the right of redemption or postpone the date of payment upon redemption (as well as suspend the recordation of the transfer of Shares) for such periods as are permitted under the 1940 Act. The Fund may also redeem Shares involuntarily or make payment for redemption in securities or other property if it appears appropriate to do so in light of the Fund's responsibilities under the 1940 Act. See "Purchase and Redemption Information" in the Statement of Additional Information for examples of when such redemption might be appropriate.


NET ASSET VALUE
--------------------------------------------------------------------------------


     The net asset value for the Portfolio is calculated as of the close of trading on the NYSE (currently 4:00 p.m. Eastern Time) on each Business Day by adding the value of all its securities, cash and other assets subtracting the liabilities and dividing by the total number of Shares outstanding. The net asset value per Share of the Portfolio is determined independently of the Fund's other portfolios.

     The value of securities held by the Portfolio are based upon market quotations or, if market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Trustees.

     The Portfolio may use a pricing service, bank or broker/dealer experienced in such matters to value the Portfolio's securities. A more detailed discussion of net asset value and security valuation is contained in the Statement of Additional Information.


DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

     The Portfolio will distribute substantially all of its net investment income and net realized capital gains, if any, to shareholders. For dividend purposes, the Portfolio's investment income available for distribution to holders of Institutional Shares is reduced by accrued expenses directly attributable to the Portfolio and the general expenses of the Fund prorated to the Portfolio on the basis of its relative net assets. All distributions are reinvested at net asset value in the form of additional full and fractional Shares of the Portfolio unless an Institution elects otherwise. Such election, or any revocation thereof, must be made in writing to PFPC, and will become effective with respect to dividends paid after its receipt by PFPC. The net investment income of the Portfolio is declared daily. All such dividends are paid within ten days after the end of each month and within seven days after redemption of all of a shareholder's Shares in the Portfolio. Net realized capital gains (including net short-term capital gains), if any, will be distributed by the Portfolio at least annually.


TAXES
-------------------------------------------------------------------------------

     The following discussion is only a brief summary of some of the important tax considerations generally affecting the Portfolio and its shareholders and is not intended as a substitute for careful tax planning. Accordingly, investors in the Portfolio should consult their tax advisers with specific reference to their own tax situation.

     The Portfolio will elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. So long as the Portfolio qualifies for this tax treatment, it generally will be relieved of Federal income tax on amounts distributed to shareholders, but shareholders, unless otherwise exempt, will pay income or capital gains taxes on amounts so distributed (except distributions that are treated as a return of capital), regardless of whether such distributions are paid in cash or reinvested in additional Shares.

     Distributions paid out of the "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, of the Portfolio will be taxed to shareholders as long-term capital gain, regardless of the length of time a shareholder has held his Shares and whether such gain was reflected in the price paid for the Shares. All other distributions, to the extent they are taxable, are taxed to shareholders as ordinary income.

     The Fund will send written notices to shareholders annually regarding the tax status of distributions made by the Portfolio. Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in those months will be deemed to have been received by the shareholders on December 31 of such year, if the dividends are paid during January of the following year.

     A taxable gain or loss may be realized by a shareholder upon his redemption, transfer or exchange of Portfolio Shares depending upon the tax basis of such Shares and their price at the time of redemption, transfer or exchange.

     Future legislative or administrative changes or court decisions may materially affect the tax consequences of investing in the Portfolio. Shareholders are also urged to consult their tax advisers concerning the application of state and local income taxes to investments in the Fund which may differ from the Federal income tax consequences described above. Shareholders who are nonresident alien individuals, foreign trusts or estates, foreign corporations or foreign partnerships may be subject to different U.S. Federal income tax treatment and should consult their tax advisers.


DESCRIPTION OF SHARES
--------------------------------------------------------------------------------

     The Fund was organized as a Massachusetts business trust on December 22, 1988 and is registered under the 1940 Act as an open-end management investment company. The Declaration of Trust authorizes the Board of Trustees to classify and reclassify any unissued shares into one or more classes of shares.
Pursuant to such authority, the Board of Trustees has authorized the issuance of an unlimited number of shares in each of 109 classes (22 classes of "Series B Investor Shares" and 29 classes each of "Institutional Shares," "Service Shares" and "Series A Investor Shares") representing interests in the Fund's investment portfolios. This Prospectus describes the Multi-Sector Mortgage Securities Portfolio III, which is classified as a non-diversified company under the 1940 Act. For information regarding other portfolios of the Fund, contact the Distributor by phone at (800) 998-7633 or at the address listed in "Purchase and Redemption of Shares--Distributor."

     Each share of an investment portfolio has a par value of $.001, represents an equal proportionate interest in the portfolio and is entitled to such dividends and distributions earned on the portfolio's assets as are declared in the discretion of the Board of Trustees. The Fund's shareholders are entitled to one vote for each full share held and proportionate fractional votes for fractional shares held, and will vote in the aggregate and not by class, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted upon affects only the interests of the shareholders ofa particular class or investment portfolio. Under Massachusetts law, the Fund's state of organization, and the Fund's Declaration of Trust and Code of Regulations, the Fund is not required and does not currently intend to hold annual meetings of shareholders for the election of trustees (except as required under the 1940 Act). For a further discussion of the voting rights of shareholders, see "Additional Information Concerning Shares" in the Statement of Additional Information.

     On September 29, 1995, PNC Bank held of record approximately 79% of the Fund's outstanding shares, and may be deemed a controlling person of the Fund under the 1940 Act. PNC Bank is a subsidiary of PNC Bank Corp., a multi-bank holding company.


OTHER INFORMATION
------------------------------------------------------------------------------

REPORTS AND INQUIRIES

     Shareholders will receive unaudited semi-annual financial statements and annual financial statements audited by independent accountants. Shareholder inquiries should be addressed to the Fund c/o PFPC, P.O. Box 8950, Wilmington, Delaware 19885-9628, toll-free (800) 441-7764 (in Delaware call collect (302) 791-1104).


PERFORMANCE INFORMATION

     From time to time, total return and yield data for Shares of the Portfolio may be quoted in advertisements or in communications to Institutions. Total return will be calculated on an average annual total return basis for various periods. Average annual total return reflects the average annual percentage change in value of an investment in Shares of the Portfolio over the measuring period. This method of calculating total return assumes that dividends and capital gain distributions made by the Portfolio during the period relating to Shares are reinvested in Shares.

     The yield of Shares of the Portfolio are computed based on the net income of the Portfolio allocated to such Shares during a 30-day (or one month) period, which period will be identified in connection with the particular yield quotation. More specifically, the yield of Shares of the Portfolio is computed by dividing the Portfolio's net income per share allocated to such Shares during a 30-day (or one month) period by the net asset value per share on the last day of the period and annualizing the result on a semi-annual basis.

     Performance data of Shares of the Portfolio may be compared to those of other mutual funds with similar investment objectives and to other relevant indexes or to ratings or rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. In addition, certain indexes may be used to illustrate historic performance of select asset classes. For example, the total return and/or yield of Shares of the Portfolio may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. and Weisenberger Investment Company Service, and with the performance of the Salomon Broad Investment Grade Index, the T-Bill Index and the "stocks, bonds and inflation Index" published annually by Ibbotson Associates. Performance information may also include evaluations of the Portfolio and their Shares published by nationally recognized ranking services and information as reported by financial publications such as Business Week, Fortune, Institutional Investor, Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in publications of a local or regional nature.

     In addition to providing performance information that demonstrates the actual yield or returns of Shares of the Portfolio over a particular period of time, the Portfolio may provide certain other information demonstrating hypothetical investment returns. Such information may include, but is not limited to, illustrating the compounding effects of a dividend in a dividend reinvestment plan.

     Performance quotations of Shares of the Portfolio represent past performance and should not be considered as representative of future results. The investment return and principal value of an investment in Shares of the Portfolio will fluctuate so that a shareholder's Shares, when redeemed, may be worth more or less than their original cost. Since performance will fluctuate, performance data for Shares of the Portfolio cannot necessarily be used to compare an investment in such Shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance is generally a function of the kind and quality of the instruments held in the portfolio, portfolio maturity, operating expenses and market conditions. Any fees charged by Service Organizations directly to their customer accounts in connection with investments in Shares will not be included in the Portfolio's calculations of yield and total return.

                                   APPENDIX A

     The following summarizes the ratings used for debt securities:

DESCRIPTION OF MOODY'S BOND RATINGS:

          "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

          "A" - Bonds possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

          "Baa" - Bonds considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          "Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates some speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" represents a poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

          Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally.
These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

          Moody's applies numerical modifiers 1, 2 and 3 in each generic classification from "Aa" to "B" in its bond rating system. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks at the lower end of its generic rating category.

DESCRIPTION OF S&P BOND RATINGS:

          "AAA" - This designation represents the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

          "AA" - Debt is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

          "A" - Debt is considered to have a strong capacity to pay interest and repay principal although such issues are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

          "BBB" - Debt is regarded as having an adequate capacity to pay interest and repay principal. Whereas such issues normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

          "BB," "B," "CCC," "CC" and "C" - Debt is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

          "BB" - Debt has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

               B -- Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

               CCC -- Debt rated "CCC" has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

               CC -- The rating "CC" typically is applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

               C -- The rating "C" typically is applied to debt subordinated to senior debt that is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

               CI - The rating "CI" is reserved for income bonds on which no interest is being paid.

               D -- Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

               Standard & Poor's letter ratings may be modified by the addition of a plus or minus sign, which is used to show relative standing within the major rating categories, except in the AAA, CC, C, CI and D categories.


DESCRIPTION OF DUFF & PHELPS' BOND RATINGS:

          AAA - Bonds rated AAA are of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

          AA -- Bonds rated AA have high credit quality with strong protection factors. Risk is modest.

          A -- Bonds rated A have average but adequate protection factors.
Risk factors are greater and more variable in times of economic stress than AAA or AA.

          BBB -- Bonds rated BBB exhibit below average protection factors, but still considered for prudent investment. Considerable variability in risk during economic cycles.

          BB -- Bonds rated BB are below investment grade, but deemed likely to meet obligations when due.

          B -- Bonds rated B are below investment grade and possessing risk that obligations will not be met when due.

          CCC -- Bonds rated CCC are well below investment grade. They may be in default or have considerable uncertainty as to timely payment of interest and/or principal.

          DD -- Bonds rated DD are defaulted debt obligations. Payments of principal and/or interest have not been made.

          Duff & Phelps' letter ratings may be modified by the addition of a plus or minus sign, which is used to show relative standing within the major rating categories, except in the AAA, CCC and DD categories.


DESCRIPTION OF FITCH BOND RATINGS:

          AAA -- Bonds rated AAA are considered investment grade and of the highest quality. The ability to pay interest and principal is exceptionally strong and unlikely to be affected by reasonably foreseeable events.

          AA -- Bonds rated AA are considered investment grade and very high credit quality.

          A -- Bonds rated A are considered investment grade and of high credit quality. The ability to pay interest and principal is strong, but may be vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

          BBB -- Bonds rated BBB are considered investment grade and satisfactory credit quality. The likelihood that these bonds will fall below investment grade, however, is higher than for bonds with higher ratings.

          BB -- Bonds rated BB are considered speculative. The ability to pay interest and principal may be affected over time by adverse economic changes.

          B -- Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the issuer's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

          CCC -- Bonds rated CCC have certain identifiable characteristics which, if not remedied, may lead to default.

          CC -- Bonds rated CC are minimally protected. Default seems probable over time.

          C -- Bonds rated C are in imminent default in payments of interest or principal.

          DDD, DD and D -- Bonds rated in any of these categories are in default on interest and/or principal payments.

          Fitch's letter ratings may be modified by the addition of a plus or minus sign, which is used to show relative standing within the major rating categories, except in the AAA category.

                                   APPENDIX B

                      GENERAL CHARACTERISTICS AND RISKS OF
                  ADDITIONAL INVESTMENT MANAGEMENT TECHNIQUES

          In order to manage the risk of its securities portfolio, including duration management, or to enhance income or gain as described above, the Portfolio will engage in Additional Investment Management Techniques. The Portfolio will engage in such activities in the Adviser's discretion, and may not necessarily be engaging in such activities when movements in interest rates that could affect the value of the assets of the Portfolio occur. The Portfolio's ability to pursue certain of these strategies may be limited by applicable regulations of the CFTC and the federal income tax requirements applicable to regulated investment companies.

PUT AND CALL OPTIONS ON SECURITIES AND INDICES

          The Portfolio may purchase and sell put and call options on securities and indices. A put option gives the purchaser of the option the right to sell and the writer the obligation to buy the underlying security at the exercise price during the option period. The Portfolio may also purchase and sell options on stock indices ("index options"). Index options are similar to options on securities except that, rather than taking or making delivery of securities underlying the option at a specified price upon exercise, an index option gives the holder the right to receive cash upon exercise of the option if the level of the stock index upon which the option is based is greater, in the case of a call, or less, in the case of a put, than the exercise price of the option. The purchase of a put option on a debt security could protect the Portfolio's holdings in a security or a number of securities against a substantial decline in the market value. A call option gives the purchaser of the option the right to buy and the seller the obligation to sell the underlying security or index at the exercise price during the option period or for a specified period prior to a fixed date. The purchase of a call option on a security could protect the Portfolio against an increase in the price of a security that it intended to purchase in the future. In the case of either put or call options that it has purchased, if the option expires without being sold or exercised, the Portfolio will experience a loss in the amount of the option premium plus any related commissions. When the Portfolio sells put and call options, it receives a premium as the seller of the option. The premium that the Portfolio receives for selling the option will serve as a partial hedge, in the amount of the option premium, against changes in the value of the securities in its portfolio. During the term of the option, however, a covered call seller has, in return for the premium on the option, given up the opportunity for capital appreciation above the exercise price of the option if the value of the underlying security increases, but has retained the risk of loss should the price of the underlying security decline. Conversely, a secured put seller retains the risk of loss should the market value of the underlying security decline below the exercise price of the option, less the premium received on the sale of the option. The Portfolio is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC Options") which are privately negotiated with the counterparty. Listed options are issued by the Options Clearing Corporation ("OCC") which guarantees the performance of the obligations of the parties to such options.

          The Portfolio's ability to close out its position as a purchaser or seller of an exchange-listed put or call option is dependent upon the existence of a liquid secondary market on option exchanges. Among the possible reasons for the absence of a liquid secondary market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities; (iv) interruption of the normal operations on an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been listed by the OCC as a result of trades on that exchange would generally continue to be exercisable in accordance with their terms. OTC options are purchased from or sold to dealers, financial institutions or other counterparties which have entered into direct agreements with the Portfolio. With OTC options, such variables as expiration date, exercise price and premium will be agreed upon between the Portfolio and the counterparty, without the intermediation of a third party such as the OCC. If the counterparty fails to make or take delivery of the securities underlying an option it has written, or otherwise settle the transaction in accordance with the terms of that option as written, the Portfolio would lose the premium paid for the option as well as any anticipated benefit of the transaction. As the Portfolio must rely on the credit quality of the counterparty rather than the guarantee of the OCC, it will only enter into OTC options with counterparties with the highest long-term credit ratings, and with primary United States government securities dealers recognized by the Federal Reserve Bank of New York.

          The hours of trading for options on debt securities may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

FUTURES CONTRACTS AND RELATED OPTIONS

          CHARACTERISTICS. The Portfolio may sell financial futures contracts or purchase put and call options on such futures as a hedge against anticipated interest rate changes or other market movements. The sale of a futures contract creates an obligation by the Portfolio, as seller, to deliver the specific type of financial instrument called for in the contract at a specified future time for a specified price. Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put).

          MARGIN REQUIREMENTS. At the time a futures contract is purchased or sold, the Portfolio must allocate cash or securities as a deposit payment ("initial margin"). It is expected that the initial margin that the Portfolio will pay may range from approximately 1% to approximately 5% of the value of the securities or commodities underlying the contract. In certain circumstances, however, such as periods of high volatility, the Portfolio may be required by an exchange to increase the level of its initial margin payment. Additionally, initial margin requirements may be increased generally in the future by regulatory action. An outstanding futures contract is valued daily and the payment in cash of "variation margin" may be required, a process known as "marking to the market." Transactions in listed options and futures are usually settled by entering into an offsetting transaction, and are subject to the risk that the position may not be able to be closed if no offsetting transaction can be arranged.

          LIMITATIONS ON USE OF FUTURES AND OPTIONS ON FUTURES. The Portfolio's use of futures and options on futures will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the CFTC. Under such regulations the Portfolio currently may enter into such transactions without limit for bona fide hedging purposes, including risk management and duration management and other portfolio strategies.

          The Portfolio will not enter into a futures contract or related option if, immediately thereafter, the sum of the amount of its initial deposits and premiums on open contracts and options would exceed 5% of the Portfolio's liquidation value, i.e. net assets (taken at current value); provided, however, that in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. Also, when required, a segregated account of cash or cash equivalents will be maintained and marked to market in an amount equal to the market value of the contract. The Portfolio reserves the right to comply with such different standard as may be established from time to time by CFTC rules and regulations with respect to the purchase or sale of futures contracts or options thereon.

          SEGREGATION AND COVER REQUIREMENTS. Futures contracts, interest rate swaps, caps, floors and collars and listed options on securities, indices and futures contracts sold by the Portfolio are subject to segregation and coverage requirements of either the CFTC or the SEC, with the result that, if the Portfolio does not hold the security or futures contract underlying the instrument, the Portfolio will be required to segregate on an ongoing basis with its custodian, cash, U.S. government securities, or other liquid high grade debt obligations in an amount at least equal to the Portfolio's obligations with respect to such instruments. Such amounts fluctuate as the obligations increase or decrease. The segregation requirement can result in the Portfolio maintaining securities positions it would otherwise liquidate, segregating assets at a time when it might be disadvantageous to do so or otherwise restrict portfolio management.

                                                        The Multi-Sector
     NO PERSON HAS BEEN AUTHORIZED TO                       Mortgage
 GIVE ANY INFORMATION OR MAKE ANY                          Securities
 REPRESENTATIONS NOT CONTAINED IN THIS                   Portfolio III
 PROSPECTUS, OR IN THE STATEMENT OF
 ADDITIONAL INFORMATION INCORPORATED
 HEREIN BY REFERENCE, IN CONNECTION WITH
 THE OFFERING MADE BY THIS PROSPECTUS
 AND, IF GIVEN OR MADE, SUCH                             Institutional
 REPRESENTATIONS MUST NOT BE RELIED UPON                     Class
 AS HAVING BEEN AUTHORIZED BY THE FUND OR
 ITS DISTRIBUTOR.  THIS PROSPECTUS DOES
 NOT CONSTITUTE AN OFFERING BY THE FUND
 OR BY THE DISTRIBUTOR IN ANY
 JURISDICTION IN WHICH SUCH OFFERING MAY
 NOT LAWFULLY BE MADE.


            -------------------            Prospectus

             TABLE OF CONTENTS

                                      Page
                                      ----

 Introduction  . . . . . . . . . . . . .     ______________, 1995
 Financial Highlights  . . . . . . . . .
 Investment Policies . . . . . . . . . .
 Management  . . . . . . . . . . . . . .
 Purchase and Redemption of Shares . . .
 Net Asset Value . . . . . . . . . . . .
 Dividends and Distributions . . . . . .
 Taxes . . . . . . . . . . . . . . . . .
 Description of Shares . . . . . . . . .
 Other Information . . . . . . . . . . .

 INVESTMENT ADVISER
 BlackRock Financial Management Inc.
 New York, New York

 CO-ADMINISTRATOR
 PNC Mutual Fund Company
 New York, New York

 CO-ADMINISTRATOR AND TRANSFER AGENT
 PFPC Inc.
 Wilmington, Delaware

 CO-ADMINISTRATOR AND DISTRIBUTOR
 Provident Distributors, Inc.
 Radnor, Pennsylvania

 COUNSEL
 Drinker Biddle & Reath
 Philadelphia, Pennsylvania

 INDEPENDENT ACCOUNTANTS
 Coopers & Lybrand, L.L.P.
 Philadelphia, Pennsylvania


                               THE PNC(R) FUND

                     STATEMENT OF ADDITIONAL INFORMATION

               MULTI-SECTOR MORTGAGE SECURITIES PORTFOLIO III


         This Statement of Additional Information provides supplementary information pertaining to Institutional shares ("Shares") representing interests in the Multi-Sector Mortgage Securities Portfolio III (the "Portfolio") of The PNC Fund (the "Fund"). This Statement of Additional Information is not a prospectus, and should be read only in conjunction with the Prospectus of the Fund relating to the Portfolio dated ____________, as amended from time to time (the "Prospectus"). The Prospectus may be obtained from the Fund's distributor by calling toll-free (800) 441-7379. This Statement of Additional Information is dated ____________. Capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus.

                                    CONTENTS

                                                                                              Page
                                                                                              ----

THE FUND  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
INVESTMENT OBJECTIVE AND POLICIES . . . . . . . . . . . . . . . . . . . . . . . . . .
INVESTMENT RESTRICTIONS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
TRUSTEES AND OFFICERS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
INVESTMENT ADVISORY, ADMINISTRATION,
 DISTRIBUTION AND SERVICING ARRANGEMENTS  . . . . . . . . . . . . . . . . . . . . . .
PORTFOLIO TRANSACTIONS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
PURCHASE AND REDEMPTION INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . .
VALUATION OF PORTFOLIO SECURITIES . . . . . . . . . . . . . . . . . . . . . . . . . .
PERFORMANCE INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
TAXES . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
ADDITIONAL INFORMATION CONCERNING SHARES  . . . . . . . . . . . . . . . . . . . . . .
MISCELLANEOUS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .


NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION OR THE PROSPECTUS IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THE PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE FUND'S DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                    THE FUND

         The Fund was organized on December 22, 1988 as a Massachusetts business trust. The Portfolio originally commenced operations on October 6, 1994 as a separate investment portfolio (the "Predecessor Portfolio") of The BFM Institutional Trust Inc., which was organized as a Maryland corporation.
On ______________, 1995 the assets and liabilities of the Predecessor Portfolio were transferred to the Portfolio, which had no prior operating history.

         The Fund also offers other investment portfolios which are described in separate Prospectuses and Statements of Additional Information. For information concerning these other portfolios contact the distributor at the telephone number stated on the cover page of this Statement of Additional Information.


                       INVESTMENT OBJECTIVE AND POLICIES

         For a description of the objective and policies of the Portfolio, see "Investment Policies" in the Prospectus. In accordance with the applicable provisions of the Investment Company Act of 1940 (the "1940 Act"), the Portfolio will maintain with its custodian a segregated account of cash, cash equivalents, U.S. Government securities or other high grade liquid debt to the extent the Portfolio's obligations require segregation from the use of investment practices listed below. The following information is provided for those investors desiring information in addition to that contained in the Prospectus.

OTHER INVESTMENT PRACTICES

         INTEREST RATE TRANSACTIONS. The Portfolio may enter into interest rate swaps and the purchase or sale of interest rate caps and floors. The Portfolio expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio as a duration management technique or to protect against any increase in the price of securities that the Portfolio anticipates purchasing at a later date. The Portfolio will use these transactions as a hedge or for duration or risk management. The Portfolio will not sell interest rate caps or floors that it does not own. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor.

         The Portfolio may enter into interest rate swaps, caps and floors on either an asset-based or liability-based basis, and will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments on the payment dates. The Portfolio will accrue the net amount of the excess, if any, of the Portfolio's obligations over its entitlements with respect to each interest rate swap on a daily basis and will segregate with a custodian an amount of cash or liquid high grade securities having an aggregate net asset value at all times at least equal to the accrued excess. If there is a default by the other party to such a transaction, the Portfolio will have contractual remedies pursuant to the agreements related to the transaction.

         FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. The Portfolio may also enter into contracts for the purchase or sale for future delivery ("futures contracts") of debt securities, aggregates of debt securities or indices or prices thereof, other financial indices and U.S. government debt securities or options on the above. The Portfolio will ordinarily engage in such transactions only for bona fide hedging, risk management (including duration management) and other portfolio management purposes.

         CALLS ON SECURITIES, INDICES AND FUTURES CONTRACTS. The Portfolio may sell or purchase call options ("calls") on U.S. Treasury securities, mortgage-backed securities, other debt securities, indices, and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets, and future contracts. A call gives the purchaser of the option the right to buy, and obligates the seller to sell, the underlying security, futures contract or index at the exercise price at any time or at a specified time during the option period. All such calls sold by the Portfolio must be "covered" as long as the call is outstanding (i.e., the Portfolio must own the securities or futures contract subject to the call or other securities acceptable for applicable segregation requirements). A call sold by the Portfolio exposes the Portfolio during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security, index or futures contract and may require the Portfolio to hold a security or futures contract which it might otherwise have sold. The purchase of a call gives the

Portfolio the right to buy a security, futures contract or index at a fixed price. Calls on futures on U.S. Treasury securities, Mortgage-Backed Securities, other debt securities and Eurodollar instruments must also be covered by deliverable securities or the futures contract or by liquid high grade debt securities segregated to satisfy the Portfolio's obligations pursuant to such instruments.

         PUTS ON SECURITIES, INDICES AND FUTURES CONTRACTS. The Portfolio may purchase put options ("puts") that relate to U.S. Treasury securities, Mortgage-Backed Securities, other debt securities and Eurodollar instruments (whether or not it holds such securities in its portfolio), indices or futures contracts. The Portfolio may also sell puts on U.S. Treasury securities, Mortgage-Backed Securities, other debt securities, Eurodollar instruments, indices or futures contracts on such securities if the Portfolio's contingent obligations on such puts are secured by segregated assets consisting of cash or liquid high grade debt securities having a value not less than the exercise price. The Portfolio will not sell puts if, as a result, more than 50% of the Portfolio's assets would be required to cover its potential obligations under its hedging and other investment transactions. In selling puts, there is a risk that the Portfolio may be required to buy the underlying instrument at a price higher than the current market price.

         WHEN-ISSUED AND FORWARD COMMITMENT SECURITIES. The Portfolio may also purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. When such transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Portfolio will enter into when-issued and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. If the Portfolio disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it can incur a gain or loss. At the time the Portfolio enters into a transaction on a when-issued or forward commitment basis, it will segregate with its custodian cash or other liquid high grade debt securities with a value not less than the value of the when-issued or forward commitment securities. The value of these assets will be monitored daily to ensure that their marked to market value will at all times equal or exceed the corresponding obligations of the Portfolio. There is always a risk that the securities may not be delivered and that the Portfolio may incur a loss. Settlements in the ordinary course, which typically occur monthly for mortgage-related securities, are not treated by the Portfolio as when-issued or forward commitment transactions and accordingly are not subject to the foregoing restrictions.

         REPURCHASE AGREEMENTS. The Portfolio may invest temporarily, without limitation, in repurchase agreements, which are agreements pursuant to which securities are acquired by the Portfolio from a third party with the understanding that they will be repurchased by the seller at a fixed price on an agreed date. These agreements may be made with respect to any of the portfolio securities in which the Portfolio is authorized to invest.
Repurchase agreements may be characterized as loans secured by the underlying securities and will be entered into in accordance with the requirements of the SEC. The Portfolio may enter into repurchase agreements with (i) member banks of the Federal Reserve System having total assets in excess of $500 million and
(ii) securities dealers, provided that such banks or dealers meet the creditworthiness standards established by the Fund's Board of Trustees ("Qualified Institutions"). The Adviser will monitor the continued creditworthiness of Qualified Institutions, subject to the supervision of the Fund's Board of Trustees. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or date of maturity of the purchased security. The collateral is marked to market daily. Such agreements permit the Portfolio to keep all its assets earning interest while retaining "overnight" flexibility in pursuit of investments of a longer-term nature.

         The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, the Portfolio will seek to dispose of such securities, which action could involve costs or delays. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, the Portfolio's ability to dispose of the underlying securities may be restricted. Finally, it is possible that the Portfolio may not be able to substantiate its interest in the underlying securities. To minimize this risk, the securities underlying the repurchase agreement will be held by the custodian at all times in an amount at least equal to the repurchase price, including accrued interest. If the seller fails to repurchase the securities, the Portfolio may suffer a loss to the extent proceeds from the sale of the underlying securities are less than the repurchase price.

         RESTRICTED AND ILLIQUID SECURITIES. The Portfolio may purchase certain restricted securities ("Rule 144A securities") eligible for sale to qualified institutional buyers as contemplated by Rule 144A under the Securities Act of 1933. Rule 144A provides an exemption from the registration requirements of the Securities Act of 1933 for the resale of certain restricted securities to qualified institutional buyers. One effect of Rule 144A is that certain restricted securities may now be liquid, though no assurance can be given that a liquid market for Rule 144A securities will develop or be maintained. The Portfolio's holdings of Rule 144A securities which are liquid securities will not be subject to its limitation on investment in illiquid securities. The Fund's Board of Trustees has adopted policies and procedures for the purpose of determining whether securities that are eligible for resale under Rule 144A are liquid or illiquid. The Board of Trustees will periodically review the Portfolio's purchases and sales of Rule 144A securities.

OTHER INVESTMENTS

         U.S. GOVERNMENT SECURITIES

         U.S. Government securities include:

                          1. U.S. Treasury bills (maturities of one year or less), U.S. Treasury notes (maturities of one to ten years) and U.S. Treasury bonds (generally maturities of greater than ten years), all of which are direct obligations of the U.S. Government and, as such, are backed by the "full faith and credit" of the United States.

                          2.      Securities issued by agencies and
                 instrumentalities of the U.S. Government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing such obligations are the Federal Housing Administration, the Government National Mortgage Association ("GNMA"), the Department of Housing and Urban Development, the Export-Import Bank, the Farmers Home Administration ("FHA"), the General Services Administration, the Maritime Administration and the Small Business Administration. The maturities of such obligations range from three months to 30 years.

                          3.      Securities issued by agencies and
                 instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentalities may borrow, to meet its obligations, from the U.S. Treasury. Among the agencies and instrumentalities issuing such obligations are the Tennessee Valley Authority, the Federal National Mortgage Association ("FNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC") and the U.S. Postal Service.

                          4.      Securities issued by agencies and
                 instrumentalities which are not backed by the full faith and credit of the United States, but which are backed by the credit of the issuing agency or instrumentality. Among the agencies and instrumentalities issuing such obligations are the Federal Farm Credit System and the Federal Home Loan Bank.

         Neither the value nor the yield of the Portfolio's shares or of the U.S. Government securities which may be invested in by the Portfolio are guaranteed by the U.S. Government. Such values and yield will fluctuate with changes in prevailing interest rates and other factors. Generally, as prevailing interest rates rise, the value of any U.S. Government securities held by the Portfolio will fall. Such securities with longer maturities generally tend to produce higher yields and are subject to greater market fluctuation, as a result of changes in interest rates, than debt securities with shorter maturities.

         MORTGAGE-BACKED SECURITIES

         As discussed in the Prospectus, the Mortgage-Backed securities purchased by the Portfolio evidence an interest in a specific pool of mortgages. Such securities are issued by GNMA, FNMA and FHLMC and by private issuers, such as depository institutions, mortgage banks, investment banks and special purpose subsidiaries of the foregoing.

         GNMA CERTIFICATES. GNMA is a wholly-owned corporate instrumentality of the United States within the Department of Housing and Urban Development. The National Housing Act of 1934, as amended (the "Housing Act"), authorized GNMA to guarantee the timely payment of the principal of and interest on certificates that are based on and backed by a pool of mortgage loans insured by the Federal Housing Administration under the Housing Act, or Title V of the Housing Act of 1949 ("FHA Loans"), or guaranteed by the Veterans' Administration under the Servicemen's Readjustment Act of 1944, as amended ("VA Loans"), or by pools of other eligible mortgage loans. The Housing Act provides that the full faith and credit of the U.S. Government is pledged to the payment of all amounts that may be required to be paid under the guarantee. In order to meet its obligations under such guarantee, GNMA is authorized to borrow from the U.S. Treasury with no limitations as to amount.

         The GNMA certificates will represent a pro-rata interest in one or more pools of the following types of mortgage loans: (i) fixed rate level payment mortgage loans; (ii) fixed rate graduated payment mortgage loans; (iii) fixed rate growing equity mortgage loans; (iv) fixed rate mortgage loans secured by manufactured (mobile) homes; (v) mortgage loans on multi-family residential properties under construction; (vi) mortgage loans on completed multi-family projects; (vii) fixed rate mortgage loans as to which escrowed funds are used to reduce the borrower's monthly payments during the early years of the mortgage loans ("buydown" mortgage loans); (viii) mortgage loans that provide for adjustments in payments based on periodic changes in interest rates or in other payment terms of the mortgage loans; and (ix) mortgage-backed serial notes. All of these mortgage loans will be FHA Loans or VA Loans and, except as otherwise specified above, will be fully-amortizing loans secured by first liens on one-to four-family housing units.

         FNMA CERTIFICATES. FNMA is a federally chartered and privately owned corporation organized and existing under the Federal National Mortgage Association Charter Act. FNMA was originally established in 1938 as a U.S. Government agency to provide supplemental liquidity to the mortgage market and was transformed into a stockholder owned and privately managed corporation by legislation enacted in 1968. FNMA provides funds to the mortgage market primarily by purchasing home mortgage loans from local lenders, thereby replenishing their funds for additional lending. FNMA acquires funds to purchase home mortgage loans from many capital market investors that may not ordinarily invest in mortgage loans directly, thereby expanding the total amount of funds available for housing.

         Each FNMA certificate will entitle the registered holder thereof to receive amounts representing such holder's pro-rata interest in scheduled principal payments and interest payments (at such FNMA certificate's pass-through rate, which is net of any servicing and guarantee fees on the underlying mortgage loans), and any principal prepayments on the mortgage loans in the pool represented by such FNMA certificate and such holder's proportionate interest in the full principal amount of any foreclosed or otherwise finally liquidated mortgage loan. The full and timely payment of principal of and interest on each FNMA certificate will be guaranteed by FNMA, which guarantee is not backed by the full faith and credit of the U.S. Government.

         Each FNMA certificate will represent a pro rata interest in one or more pools of FHA Loans, VA Loans or conventional mortgage loans (i.e., mortgage loans that are not insured or guaranteed by any governmental agency) of the following types: (i) fixed rate level payment mortgage loans; (ii) fixed rate graduated payment mortgage loans; and (iii) adjustable rate mortgage loans.

         FHLMC CERTIFICATES. FHLMC is a corporate instrumentality of the United States created pursuant to the Emergency Home Finance Act of 1970, as amended (the "FHLMC Act"). FHLMC was established primarily for the purpose of increasing the availability of mortgage credit for the financing of needed housing. The principal activity of FHLMC currently consists of the purchase of first lien, conventional, residential mortgage loans and participation interests in such mortgage loans and the resale of the mortgage loans so purchased in the form of mortgage securities, primarily FHLMC certificates.

         FHLMC guarantees to each registered holder of a FHLMC certificate the timely payment of interest at the rate provided for by such FHLMC certificate, whether or not received. FHLMC also guarantees to each registered holder of a FHLMC certificate ultimate collection of all principal of the related mortgage loans, without any offset or deduction, but does not, generally, guarantee the timely payment of scheduled principal. FHLMC may remit the amount due on account of its guarantee of collection of principal at any time after default on an underlying mortgage loan, but not later than 30 days following (i) foreclosure sale, (ii) payment of a claim by any mortgage insurer or (iii) the expiration of any right of redemption, whichever occurs later, but in any event no later than one year after demand has been made upon the mortgagor for accelerated payment of principal. The obligations of FHLMC under its guarantee are obligations solely of FHLMC and are not backed by the full faith and credit of the U.S. Government.

         FHLMC certificates represent a pro rata interest in a group of mortgage loans (a "FHLMC certificate group") purchased by FHLMC. The mortgage loans underlying the FHLMC certificates will consist of fixed rate or adjustable rate mortgage loans with original terms to maturity of between ten and thirty years, substantially all of which are secured by first liens on one- to four-family residential properties or multifamily projects. Each mortgage loan must meet the applicable standards set forth in the FHLMC Act. A FHLMC certificate group may include whole loans, participation interests in whole loans and undivided interests in whole loans and participations comprising another FHLMC certificate group.

         ADJUSTABLE RATE MORTGAGE SECURITIES. Adjustable rate mortgage securities are pass-through mortgage securities collateralized by mortgages with adjustable rather than fixed rates ("ARMs"). ARMs eligible for inclusion in a mortgage pool generally provide for a fixed initial mortgage interest rate for either the first three, six, twelve, thirteen, thirty-six or sixty scheduled monthly payments. Thereafter, the interest rates are subject to periodic adjustment based on changes to a designated benchmark index.

         ARMs contain maximum and minimum rates beyond which the mortgage interest rate may not vary over the lifetime of the mortgage. In addition, certain ARMs provide for additional limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. Alternatively, certain ARMs contain limitations on changes in the required monthly payment. In the event that a monthly payment is not sufficient to pay the interest accruing on an ARM, any such excess interest is added to the principal balance of the mortgage loan, which is repaid through future monthly payments. If the monthly payment for such an instrument exceeds the sum of the interest accrued at the applicable mortgage interest rate and the principal payment required at such point to amortize the outstanding principal balance over the remaining term of the loan, the excess is utilized to reduce the then outstanding principal balance of the ARM.

         COLLATERALIZED MORTGAGE OBLIGATIONS AND MULTI-CLASS PASS-THROUGH SECURITIES. Collateralized mortgage obligations or "CMOs" are debt obligations collateralized by mortgage loans or mortgage pass-through securities. Typically, CMOs are collateralized by GNMA, FNMA or FHLMC certificates, but also may be collateralized by whole loans or private mortgage pass-through securities (collectively, "Mortgage Assets"). Multi-class pass-through securities are equity interests in a trust composed of Mortgage Assets. Unless the context indicates otherwise, all references herein to CMOs include multi-class pass-through certificates. Payments of principal of and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multi-class pass-through securities. CMOs may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including depository institutions, mortgage banks, investment banks and special purpose subsidiaries of the foregoing. The issuer of CMOs or multi-class pass-through securities may elect to be treated as a Real Estate Mortgage Investment Conduit ("REMIC").

         In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMOs, often referred to as a "tranche," is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. The principal of and interest on the Mortgage Assets may be allocated among the several classes of a CMO series in a number of different ways. Generally, the purpose of the allocation of the cash flow of a CMO to the various classes is to obtain a more predictable cash flow to the individual tranches than exists with the underlying collateral of the CMO. As a general rule, the more predictable the cash flow is on a CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance relative to prevailing market yields on Mortgage-Backed securities.

         The Portfolio also may invest in, among other things, parallel-pay CMOs and Planned Amortization Class CMOs ("PAC Bonds"). Parallel-pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. PAC Bonds generally require payments of a specified amount of principal on each payment date. PAC Bonds are parallel-pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

         The Portfolio may invest in CMO residuals. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making required payments of principal of and interest on the CMOs and related administrative expenses of the issuer.

         TYPES OF CREDIT ENHANCEMENT

         Mortgage-Backed Securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, those securities may contain elements of credit support, which fall into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from default ensures ultimate payment of the obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Portfolio will not pay any additional fees for credit support, although the existence of credit support may increase the price of a security.

         Examples of credit support arising out of the structure of the transaction include "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of "reserve funds" (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and "overcollateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceeds that required to make payment of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquencies or losses in excess of those anticipated could adversely affect the return on an investment in such issue.

         RISK FACTORS RELATING TO MORTGAGE-BACKED SECURITIES

         The yield characteristics of Mortgage-Backed Securities differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if the Portfolio purchases such a security at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Alternatively, if the Portfolio purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity.

         Although the extent of prepayments on a pool of mortgage loans depends on various economic and other factors, as a general rule prepayments on fixed rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Accordingly, amounts available for reinvestment by the Portfolio are likely to be greater during a period of declining interest rates and, as a result, likely to be reinvested at lower interest rates than during a period of rising interest rates. Mortgage-Backed Securities may decrease in value as a result of increases in interest rates and may benefit less than other fixed income securities from declining interest rates because of the risk of prepayment.

                            INVESTMENT RESTRICTIONS

         The Portfolio is subject to the investment limitations enumerated in this subsection which may be changed only by a vote of the holders of a majority of the Portfolio's outstanding shares (as defined below under "Miscellaneous").

         The Portfolio may not:

                 (1) invest 25% or more of the value of its total assets in any one industry (Mortgage-Backed Securities and other securities issued or guaranteed by the U.S. government or any agency or instrumentality thereof are not treated as industries); provided, however, that the Portfolio will, except for temporary defensive purposes, invest at least 25 % of the value of its total assets in securities which represent interests in mortgages or liens on real property;

                 (2) issue senior securities (including borrowing money, including on margin if margin securities are owned) in excess of 33 1/3 % of its total assets (including the amount of senior securities issued but excluding any liabilities and indebtedness not constituting senior securities) except that the Portfolio may borrow up to an additional 5% of its total assets for temporary purposes; or pledge its assets other than to secure such issuances or in connection with hedging transactions, short sales, when-issued and forward commitment transactions and similar investment strategies. The Portfolio's obligations under interest rate swaps are not treated as senior securities;

                 (3) make loans of money or property to any person, except through loans of portfolio securities, the purchase of fixed income securities consistent with the Portfolio's investment objective and policies or the acquisition of securities subject to repurchase agreements;

                 (4) underwrite the securities of other issuers, except to the extent that in connection with the disposition of portfolio securities or the sale of its own shares the Portfolio may be deemed to be an underwriter;

                 (5) invest for the purpose of exercising control over management of any company other than issuers of collateralized mortgage obligations;

                 (6) purchase real estate or interests therein other than Commercial and Residential Mortgage-Backed Securities and similar instruments;

                 (7) purchase or sell commodities or commodity contracts for any purposes except as, and to the extent, permitted by applicable law without the Portfolio becoming subject to registration with the Commodity Futures Trading Commission as a commodity pool; or

                 (8) make any short sale of securities except in conformity with applicable laws, rules and regulations and unless, giving effect to such sale, the market value of all securities sold short does not exceed 25% of the value of the Portfolio's total assets and the Portfolio's aggregate short sales of a particular class of securities does not exceed 25% of the then outstanding securities of that class.


                             TRUSTEES AND OFFICERS

         The trustees and executive officers of the Fund, and their business addresses and principal occupations during the past five years, are:

                                                   PRINCIPAL OCCUPATION
NAME AND ADDRESS          POSITION WITH FUND       DURING PAST FIVE YEARS
----------------          ------------------       ----------------------
Philip E. Coldwell             Trustee             Economic Consultant;
Coldwell Financial                                 Chairman, Coldwell
Consultants                                        Financial Consultants;
3330 Southwestern Blvd.                            Director, Maxus Energy
Dallas, TX  75225                                  Corporation (energy
Age: 72                                            products) from 1989 to
                                                   1993; Director or Trustee
                                                   of Temporary Investment
                                                   Fund, Inc., Trust for
                                                   Federal Securities, and
                                                   Municipal Fund for
                                                   Temporary Investment.

Robert R. Fortune              Trustee             Financial consultant;
2920 Ritter Lane                                   Chairman, President and
Allentown, PA  18104                               Chief Executive Officer,
Age: 78                                            Associated Electric & Gas
                                                   Insurance Services Limited
                                                   from 1984 to 1993; Member
                                                   of the Financial Executives
                                                   Institute and American
                                                   Institute of Certified
                                                   Public Accountants;

                                                   Director, Trustee or Managing
                                                   General Partner of a number
                                                   of investment companies
                                                   advised by PIMC; Director,
                                                   Prudential Utility Fund, Inc.,
                                                   Prudential Structured Maturity
                                                   Fund, Inc. and Prudential
                                                   IncomeVertible Fund, Inc.


Rodney D. Johnson                 Trustee          President, Fairmount
Fairmont Capital                                   Capital Advisors, Inc.
Advisers, Inc.                                     (financial advisers)
1435 Walnut Street                                 since 1987; Treasurer,
Philadelphia, PA  19102                            North Philadelphia Health
Age: 53                                            System (formerly Girard Medical
                                                   Center) from 1988 to 1992;
                                                   Member, Board of Education,
                                                   School District of
                                                   Philadelphia, 1983 to 1988;
                                                   Treasurer, Cascade Aphasia
                                                   Center, 1984 to 1988;
                                                   Director or Trustee of
                                                   Temporary Investment Fund,
                                                   Inc., Trust for Federal
                                                   Securities, Municipal Fund
                                                   for Temporary Investment,
                                                   Municipal Fund for California
                                                   Investors, Inc. and
                                                   Municipal Fund for New
                                                   York Investors, Inc.

G. Willing Pepper1             Chairman of         Retired; Chairman of the
128 Springton                   the Board          Board, Specialty
 Lake Road                     and President       Composites Corporation
Media, PA 19063                                    until May 1984;
Age: 86                                            Chairman of the Board,
                                                   The Institute for Cancer
                                                   Research until 1979;
                                                   Director, Philadelphia
                                                   National Bank until
                                                   1978; President, Scott Paper





--------------------
1. This trustee may be deemed an "interested person" of the Fund as defined in the 1940 Act.

                                                   Company from 1971 to 1973;
                                                   Director, Marmon Group, Inc. until
                                                   April 1986; Director, Trustee or
                                                   Managing General Partner of a
                                                   number of investment companies
                                                   advised by PIMC.


Anthony M. Santomero              Trustee          Deputy Dean from
310 Keithwood Road                                 1990 to 1994, Richard
Wynnewood, PA  19096                               K. Mellon Professor
Age:     48                                        of Finance since April
                                                   1984, and Dean's Advisory
                                                   Council Member since July
                                                   1984, The Wharton School,
                                                   University of Pennsylvania;
                                                   Associate Editor, Journal of
                                                   Banking and Finance since
                                                   June 1978; Associate Editor,
                                                   Journal of Economics and
                                                   Business since October 1979;
                                                   Associate Editor, Journal of
                                                   Money, Credit and Banking
                                                   since January 1980; Research
                                                   Associate, New York University
                                                   Center for Japan-U.S. Business
                                                   and Economic Studies since
                                                   July 1989; Editorial Advisory
                                                   Board, Open Economics Review
                                                   since November 1990; Director,
                                                   The Zweig Fund and The Zweig
                                                   Total Return Fund; Director
                                                   or Trustee of Temporary
                                                   Investment Fund, Inc.,
                                                   Trust for Federal Securities,
                                                   Municipal Fund for Temporary
                                                   Investment, and Municipal
                                                   Fund for California Investors, Inc.

David R. Wilmerding, Jr.          Vice-Chairman    President, Gates,
One Aldwyn Center                 of the Board     Wilmerding, Carper &
Villanova, PA  19085                               Rawlings, Inc.

Age: 60                                            (investment advisers)
                                                   since February 1989;
                                                   Director, Beaver Management
                                                   Corporation; Until September
                                                   1988, President, Treasurer
                                                   and Trustee, The Mutual
                                                   Assurance Company; Until
                                                   September 1988, Chairman,
                                                   President Treasurer and
                                                   Director, The Green Tree
                                                   Insurance Company (a
                                                   wholly-owned subsidiary
                                                   of The Mutual Assurance
                                                   Company); Until September
                                                   1988, Director, Keystone
                                                   State Life Insurance
                                                   Company; Director, Trustee
                                                   or Managing General
                                                   Partner of a number of
                                                   investment companies advised
                                                   by PIMC.

Edward J. Roach                   Treasurer        Certified Public
400 Bellevue Parkway              and Vice-        Accountant; Partner of
Suite 100                         President        the accounting firm of
Wilmington, DE  19809                              Main Hurdman until 1981;
Age: 71                                            Vice Chairman of the Board,
                                                   Fox Chase Cancer Center;
                                                   Trustee Emeritus, Pennsylvania
                                                   School for the Deaf; Trustee
                                                   Emeritus, Immaculata College;
                                                   President, Vice President
                                                   and/or Treasurer of a
                                                   number of investment
                                                   companies advised by PIMC.

Morgan R. Jones                   Secretary        Partner in the law
Philadelphia National                              firm of Drinker Biddle &
  Bank Building                                    Reath, Philadelphia,
1345 Chestnut Street                               Pennsylvania.
Philadelphia, PA 19107-3496
Age: 55

         The Fund pays trustees who are not affiliated with PNC Asset Management Group ("PAMG") or Provident Distributors, Inc. ("PDI" or the "Distributor") $5,500 annually and $500 per meeting of the Board or any committee thereof that is not held in conjunction with a Board meeting (subject to a cap of $6,000 per year for such meeting fees), and pays the Chairman an additional $5,000 annually. Trustees who are not affiliated with PAMG or the Distributor are reimbursed for any expenses incurred in attending meetings of the Board of Trustees or any committee thereof. No officer, director or employee of PAMG, Provident Capital Management, Inc. ("PCM"), PNC Bank, National Association ("PNC Bank"), BlackRock Financial Management Inc. ("BlackRock"), PNC Equity Advisors Company ("PEAC"), PNC Mutual Fund Group, Inc. ("PMFCO"), PFPC Inc. ("PFPC"), Provident Distributors, Inc. (formerly, MFD Group, Inc.) ("PDI" and, collectively with PFPC, the "Administrators") or the Distributor currently receives any compensation from the Fund. Drinker Biddle & Reath, of which Mr. Jones is a partner, receives legal fees as counsel to the Fund. As of the date of this Statement of Additional Information, the trustees and officers of the Fund, as a group, owned less than 1% of the outstanding shares of each Portfolio.

         The table below sets forth the compensation actually received from the Fund Complex of which the Portfolio is a part by the trustees for the period ended September 30, 1995:





                                                        PENSION OR                                      TOTAL COMPENSATION
                                  AGGREGATE             RETIREMENT BENEFITS     ESTIMATED ANNUAL        FROM REGISTRANT AND
  NAME OF PERSON,                 COMPENSATION FROM     ACCRUED AS PART OF      BENEFITS UPON           FUND COMPLEX(1) PAID
  POSITION                        REGISTRANT            FUND EXPENSES           RETIREMENT              TO TRUSTEES
  ---------------                 ----------            -------------           ----------              -----------
  Philip E. Coldwell, Trustee         $                       n/a                   n/a                   (3)(2)  $
                                       -----                                                                     -----

  Robert R. Fortune, Trustee          $                       n/a                   n/a                   (4)(2)  $
                                       -----                                                                     -----

  Rodney D. Johnson, Trustee          $                       n/a                   n/a                   (5)(2)  $
                                       -----                                                                     -----

  G. Willing Pepper, Chairman         $                       n/a                   n/a                   (6)(2)  $
  of the Board and President           -----                                                                     -----

  Anthony M. Santomero,               $                       n/a                   n/a                   (4)(2)  $
  Trustee                              -----                                                                     -----

  David R. Wilmerding, Jr.,           $                       n/a                   n/a                   (5)(2)  $
  Trustee                              -----                                                                     -----


         SHAREHOLDER AND TRUSTEE LIABILITY. Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, the Fund's Declaration of Trust provides that shareholders shall not be subject to any personal liability in connection with the assets of the Fund for the acts or obligations of the Fund, and that every note, bond, contract, order or other undertaking made by the Fund shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of the trust property of any shareholder held personally liable solely by reason of his being or having





--------------------

1. A Fund Complex means two or more investment companies that hold themselves out to investors as related companies for purposes of investment and investor services, or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other investment companies.

2. Total number of such other investment companies trustee serves on within the Fund Complex.

been a shareholder and not because of his acts or omissions or some other reason. The Declaration of Trust also provides that the Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund, and shall satisfy any judgment thereon.

         The Declaration of Trust further provides that all persons having any claim against the trustees or Fund shall look solely to the trust property for payment; that no trustee of the Fund shall be personally liable for or on account of any contract, debt, tort, claim, damage, judgment or decree arising out of or connected with the administration or preservation of the trust property or the conduct of any business of the Fund; and that no trustee shall be personally liable to any person for any action or failure to act except by reason of his own bad faith, willful misfeasance, gross negligence or reckless disregard of his duties as a trustee. With the exception stated, the Declaration of Trust provides that a trustee is entitled to be indemnified against all liabilities and expenses reasonably incurred by him in connection with the defense or disposition of any proceeding in which he may be involved or with which he may be threatened by reason of his being or having been a trustee, and that the Fund will indemnify officers, representatives and employees of the Fund to the same extent that trustees are entitled to indemnification.


                      INVESTMENT ADVISORY, ADMINISTRATION,
                    DISTRIBUTION AND SERVICING ARRANGEMENTS

         ADVISORY AGREEMENT. The advisory services provided by BlackRock and the fees received by it for such services are described in the Prospectus. As stated in the Prospectus, BlackRock may from time to time voluntarily waive its advisory fees with respect to the Portfolio and may voluntarily reimburse the Portfolio for expenses. In addition, if the total expenses borne by the Portfolio in any fiscal year exceed the expense limitations imposed by applicable state securities regulations, BlackRock and the Administrators will bear the amount of such excess to the extent required by such regulations in proportion to the fees otherwise payable to them for such year. Such amount, if any, will be estimated and accrued daily and paid on a monthly basis. As of the date of this Statement of Additional Information, to the knowledge of the Fund, there were no state expense limitations more restrictive than the following: 2 1/2% of the first $30 million of average annual net assets, 2% of the next $70 million of average annual net assets, and 1 1/2% of average annual net assets in excess of $100 million.

         BlackRock renders advisory services to the Portfolio pursuant to an Investment Advisory Agreement (the "Advisory

Contract"). Under the Advisory Contract, BlackRock is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund or the Portfolio in connection with the performance of the Advisory Contract, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of BlackRock in the performance of its duties or from reckless disregard of its duties and obligations thereunder. The Advisory Contract is terminable as to the Portfolio by vote of the Board of Trustees or by the holders of a majority of the outstanding voting securities of the Portfolio, at any time without penalty, on 60 days' written notice to BlackRock. BlackRock may also terminate its advisory relationship with respect to the Portfolio, on 60 days' written notice to the Fund. The Advisory Contract terminates automatically in the event of its assignment.

         The Predecessor Portfolio was also advised by BlackRock. For the fiscal period October 6, 1994 (commencement of investment operations) through June 30, 1995, the Predecessor Portfolio paid $189,677, in investment advisory fees to BlackRock pursuant to the prior advisory agreement. In addition, during the period October 6, 1994 (commencement of investment operations) through June 30, 1995, BlackRock waived $56,269, in expenses.

         ADMINISTRATION AGREEMENTS. The Fund has entered into a Co-Administration Agreement with PMFCO and a separate Administration Agreement with PFPC and PDI (the "Administration Agreements"). The Administrators have agreed to maintain office facilities for the Fund, furnish the Fund with statistical and research data, clerical, accounting, and bookkeeping services, and certain other services required by the Fund.

         The Administration Agreements provide that the Administrators will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund or the Portfolio in connection with the performance of the Administration Agreements, except a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard of their respective duties and obligations thereunder.

         The Predecessor Portfolio received administrative services from State Street Bank and Trust Company ("State Street"). During the period October 6, 1994 (commencement of investment operations) through June 30, 1995, the Predecessor Portfolio paid $32,948, in administrative fees to State Street pursuant to the prior administration agreement.

         CUSTODIAN AND TRANSFER AGENCY AGREEMENTS. PNC Bank National Association ("PNC Bank") is custodian of the Fund's assets pursuant to a custodian agreement (the "Custodian Agreement").

Under the Custodian Agreement, PNC Bank or a sub-custodian (i) maintains a separate account or accounts in the name of the Portfolio, (ii) holds and transfers portfolio securities on account of the Portfolio, (iii) accepts receipts and makes disbursements of money on behalf of the Portfolio, (iv) collects and receives all income and other payments and distributions on account of the Portfolio's securities and (v) makes periodic reports to the Board of Trustees concerning the Portfolio's operations. PNC Bank is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Fund, provided that, with respect to sub-custodians other than sub-custodians for foreign securities, PNC Bank remains responsible for the performance of all its duties under the Custodian Agreement and holds the Fund harmless from the acts and omissions of any sub-custodian. The Chase Manhattan Bank, N.A., State Street Bank and Trust Company and Barclays Bank PLC serve as the Fund's sub-custodians.

         For its services to the Fund under the Custodian Agreement, PNC Bank receives a fee which is calculated based upon the Portfolio's average gross assets, with a minimum monthly fee of $1,000 per investment portfolio. PNC Bank is also entitled to out-of-pocket expenses and certain transaction charges.

         PFPC, an affiliate of PNC Bank, serves as the transfer and dividend disbursing agent for the Fund pursuant to a Transfer Agency Agreement (the "Transfer Agency Agreement"), under which PFPC (i) issues and redeems shares in the Portfolio, (ii) addresses and mails all communications by the Portfolio to record owners of its shares, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders,
(iii) maintains shareholder accounts and, if requested, sub-accounts and (iv) makes periodic reports to the Board of Trustees concerning the operations of the Portfolio. PFPC may, on 30 days' notice to the Fund, assign its duties as transfer and dividend disbursing agent to any other affiliate of PNC Bank Corp. For its services with respect to the Fund's Institutional Shares under the Transfer Agency Agreement, PFPC receives fees at the annual rate of .03% of the average net asset value of outstanding Institutional Shares in the Portfolio, plus per account fees and disbursements.

         DISTRIBUTOR AND DISTRIBUTION PLAN. The Fund has entered into a distribution agreement with the Distributor under which the Distributor, as agent, offers shares of the Portfolio on a continuous basis. The Distributor has agreed to use appropriate efforts to effect sales of the shares, but it is not obligated to sell any particular amount of shares.

         The Fund has adopted an Amended and Restated Distribution and Service Plan (the "Plan") pursuant to Rule 12b-1 under the

1940 Act on behalf of its Institutional Shares pursuant to which the Adviser is permitted to use a portion of the advisory fee it receives from the Portfolio to promote the distribution of the Fund Shares and to enhance the provision of shareholder services. The Plan was approved by a majority of (i) the trustees of the Fund and (ii) the trustees of the Fund who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Rule 12b-1 Trustees"). The Plan permits the Adviser to pay fees to the Distributor. The Fund is not required or permitted under the Plan to make payments over and above the amount of the advisory fee to promote the sale of its shares; the Plan merely permits the reallocation of a portion of the advisory fee the Adviser receives to pay for distribution-related activities.

         From amounts received by it under the Plan, the Distributor is authorized to make payments to securities dealers with which the Distributor has entered into solicitation fee agreements. The Distributor may also use a portion of the fee it receives under the Plan to cover the Distributor's cost of marketing services and advertising on behalf of the Portfolio and to compensate institutions who perform support services that would otherwise is performed by the Fund or its agent. These support services may include providing such office space, equipment, telephone facilities and various personnel as may be necessary or beneficial to establish and maintain shareholders' accounts and records, process purchase and redemption transactions, answer routine client inquiries and provide such other services to the Fund and the Portfolio as may reasonably be requested.

         The Plan will continue from year to year, provided that each such continuance is approved at least annually by a vote of the Board of Trustees, including a majority vote of the Rule 12b-1 Trustees, cast in person at a meeting called for the purpose of voting on such continuance. The Plan may be terminated with respect to the Portfolio at any time, without penalty, by the vote of a majority of the Rule 12b-1 Trustees or by a vote of the holders of a majority of the outstanding shares of the Portfolio. The Plan may not be amended materially without the approval of the Board of Trustees, including a majority of the Rule 12b-1 Trustees, cast in person at a meeting called for that purpose. Any modification to the Plan which would materially increase the amount of money to be spent by a Portfolio must also be submitted to the stockholders of the Portfolio for approval.

         Service Organizations may charge their clients additional fees for account services.

                             PORTFOLIO TRANSACTIONS

         The Adviser is responsible for decisions to buy and sell securities for the Portfolio, the selection of brokers and dealers to effect the transactions and the negotiation of prices and any brokerage commissions. The securities in which the Portfolio invests are traded principally in the over-the-counter market. In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a mark-up to the dealer. Securities purchased in underwritten offerings generally include, in the price, a fixed amount of compensation for the manager(s), underwriter(s) and dealer(s). The Portfolio may also purchase certain money market instruments directly from an issuer, in which case no commissions or discounts are paid. Purchases and sales of debt securities on a stock exchange are effected through brokers who charge a commission for their services.

         The Adviser's primary considerations in selecting the manner of executing securities transactions for the Portfolio will be prompt execution of orders, the size and breadth of the market for the security, the reliability, integrity and financial condition and execution capability of the firm, the size of and difficulty in executing the order, and the best net price. There are many instances when, in the judgment of the Adviser, more than one firm can offer comparable execution services. In selecting among such firms, consideration is given to those firms which supply research and other services in addition to execution services. However, it is not the policy of the Adviser, absent special circumstances, to pay higher commissions to a firm because it has supplied such services.

         The Adviser is able to fulfill its obligations to furnish a continuous investment program to the Portfolio without receiving such information from brokers; however, it considers access to such information to be an important element of financial management. Although such information is considered useful, its value is not determinable, as it must be reviewed and assimilated by the Adviser, and does not reduce the Adviser's normal research activities in rendering investment advice under the Advisory Contract. It is possible that the Adviser's expenses could be materially increased if it attempted to purchase this type of information or generate it through its own staff.

         One or more of the other accounts which the Adviser manages may own from time to time the same investments as the Portfolio. Investment decisions for the Portfolio are made independently from those of such other accounts; however, from time to time, the same investment decision may be made for more than one company or account. When two or more companies or accounts seek to purchase or sell the same securities, the securities actually purchased or sold will be allocated among the companies and accounts on a good faith equitable basis by the Adviser in its discretion in accordance with the accounts' various investment objectives. In some cases, this system may adversely affect the price or size of the position obtainable for the Portfolio. In other cases, however, the ability of the Portfolio to participate in volume transactions may produce better execution for the Portfolio.

         Although the Advisory Agreement contains no restrictions on portfolio turnover it is not the policy of the Portfolio to engage in transactions with the objective of seeking profits from short-term trading. It is expected that the annual portfolio turnover rate of the Portfolio will not exceed 400%, excluding securities having a maturity of one year or less. Because it is difficult to predict accurately portfolio turnover rate, actual turnover may be higher or lower. Higher portfolio turnover results in increased Portfolio expenses, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of securities and on reinvestment in other securities. The Adviser will monitor the tax status of the Portfolio under the Internal Revenue Code during periods in which the annual turnover rate of the Portfolio exceeds 100%. To the extent that increased portfolio turnover results in sales at a profit of securities held less than three months, the Portfolio's ability to qualify as a "regulated investment company" under the Internal Revenue Code may be affected. See "Taxes" below.

         For the period October 6, 1994 (commencement of operations) through June 30, 1995, the Predecessor Portfolio paid no brokerage commissions. In addition, for the period October 6, 1994 (commencement of operations) through June 30, 1995, the portfolio turnover rate for the Predecessor Portfolio was 215%.

         The Fund is required to identify any securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents held by the Fund as of the end of its most recent fiscal year. As of September 30, 1994, the following Portfolios held the following securities: (a) Money Market
Portfolio: variable rate obligations of Goldman Sachs Group L.P., Lehman Brothers Holdings, Inc. and Morgan Stanley Group in the principal amounts of $47,000,000, $50,000,000 and $29,998,328, respectively; medium-term note of
Morgan Stanley Group in the principal amount of $15,000,000; and repurchase agreements with Kidder, Peabody & Co., Morgan Stanley & Co. and PaineWebber Group in the principal amounts of $100,000,000, $65,000,000 and $10,000,000, respectively; (b) Government Money Market Portfolio: repurchase agreements with Kidder, Peabody & Co. and Morgan Stanley & Co. in the principal amounts of $9,058,000 and $70,000,000, respectively; (c) Managed Income Portfolio: corporate bonds and variable rate obligations of Morgan Stanley Group in the principal amounts of $4,925,000 and $10,000,000, respectively; medium-term note of Salomon Brothers, Inc. in the principal amount of $3,730,680; (d) Short-Term Bond Portfolio: corporate bonds of Lehman Brothers, Inc. and Merrill Lynch Co., Inc. in the principal amounts of $992,500 and $956,250, respectively; medium-term note of Salomon Brothers, Inc. in the principal amount of $932,670; Intermediate-Term Bond Portfolio: corporate bonds of Lehman Brothers Holdings, Inc. in the principal amount of $975,000; and Index Equity Portfolio: common stock of Merrill Lynch & Co., Inc. and Salomon, Inc. in the principal amounts of $380,875 and $280,450, respectively.

                      PURCHASE AND REDEMPTION INFORMATION

         Institutional Shares of the Portfolio are sold at the net asset value per share next determined after a purchase order is received.

         EXCHANGE PRIVILEGE.   By use of the exchange privilege, the investor
authorizes the Fund's transfer agent to act on telephonic or written exchange instructions from any person representing himself to be the investor and believed by the Fund's transfer agent to be genuine. The records of the Fund's transfer agent pertaining to such instructions are binding. The exchange privilege may be modified or terminated at any time upon 60 days' notice to affected shareholders. The exchange privilege is only available in states where the exchange may legally be made.

         MISCELLANEOUS. The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase of the Portfolio's shares by making payment in whole or in part in securities chosen by the Fund and valued in the same way as they would be valued for purposes of computing the Portfolio's net asset value. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act so that the Portfolio is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of the Portfolio.

         Under the 1940 Act, the Portfolio may suspend the right to redemption or postpone the date of payment upon redemption for any period during which the New York Stock Exchange (the "NYSE") is closed (other than customary weekend and holiday closings), or during which trading on the NYSE is restricted, or during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (The Portfolio may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)

         In addition to the situations described in the Prospectus, the Fund may redeem shares involuntarily to reimburse the Portfolio for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder as provided in the Prospectus from time to time.

                       VALUATION OF PORTFOLIO SECURITIES

         In determining the approximate market value of portfolio investments, the Fund may employ outside organizations, which may use, without limitation, a matrix or formula method that takes into consideration market indexes, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. All cash, receivables and current payables are carried on the Fund's books at their face value. Other assets, if any, are valued at fair value as determined in good faith under the supervision of the Board of Trustees.

                            PERFORMANCE INFORMATION

         TOTAL RETURN. For purposes of quoting and comparing the performance of shares of the Portfolio to the performance of other mutual funds and to stock or other relevant indexes in advertisements or in communications to shareholders, performance may be stated in terms of total return. Under the rules of the SEC, funds advertising performance must include total return quotes calculated according to the following formula:

                                          1/n
                                     ERV
                             T =  [(-----)    - 1]
                                      P
                 Where:      T =  average annual total return.

                           ERV = ending redeemable value at the end of the period covered by the computation of a hypothetical $1,000 payment made at the beginning of the period.

                             P =  hypothetical initial payment of $1,000.

                             n = period covered by the computation, expressed in terms of years.

         Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending redeemable value.

         Based on the foregoing calculation, the average annual total return for the Predecessor Portfolio for period October 6, 1994 (commencement of operations) through June 30, 1995 was as follows:


                                               Average Annual
                                                Total Return

                                               For the Period
                                                    ended
  Portfolio                                      6/30/95(1)
  ---------                                      ----------
  PREDECESSOR PORTFOLIO                            12.78%


-------------------------------

         (1)     Commenced investment operations on October 6, 1994.

         The Portfolio may also from time to time include in advertisements and communications to shareholders a total return figure that is not calculated according to the formula set forth above in order to compare more accurately the performance of each class of the Portfolio's shares with other performance measures. For example, in comparing the total return of the Portfolio's shares with data published by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. or Weisenberger Investment Company Service, or with the performance of the Standard & Poor's 500 Stock Index, EAFE, the Dow Jones Industrial

Average or the Salomon Broad Investment Grade Index, as appropriate, the Portfolio may calculate the aggregate total return for its shares for the period of time specified in the advertisement or communication by assuming the investment of $10,000 in the Portfolio's shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value.

         YIELD. The Portfolio may advertise its yield on its Institutional Shares. Under the rules of the SEC, the Portfolio must calculate yield using the following formula:



                             a-b     6
                 YIELD = 2[(----- +1)  - 1]
                             cd

                 Where:   a =  dividends and interest earned during  the
                               period.

                          b =  expenses accrued for the period (net of
                               reimbursements).

                          c =  the average daily number of shares
                               outstanding during the period that
                               were entitled to receive dividends.

                          d = the maximum offering price per share on the last day of the period.

         For the purpose of determining net investment income earned during the period (variable "a" in the formula), dividend income on equity securities held by the Portfolio is recognized by accruing 1/360th of the stated dividend rate of the security each day that the security is in the Portfolio. Except as noted below, interest earned on any debt obligations held by the Portfolio is calculated by computing the yield to maturity of each obligation held by the Portfolio based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest) and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is held by the Portfolio. For purposes of this calculation, it is assumed that each month contains 30 days. The maturity of an obligation with a call provision is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date.

         With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium.

         With respect to mortgage or other receivables-backed obligations which are expected to be subject to monthly payments of principal and interest ("pay downs"), (a) gain or loss attributable to actual monthly pay downs are accounted for as an increase or decrease to interest income during the period; and (b) the Portfolio may elect either (i) to amortize the discount and premium on the remaining security, based on the cost of the security, to the weighted-average maturity date, if such information is available, or to the remaining term of the security, if any, if the weighted-average maturity date is not available, or (ii) not to amortize discount or premium on the remaining security. The amortization schedule will be adjusted monthly to reflect changes in the market values of debt obligations.

         Undeclared earned income will be subtracted from the maximum offering price per share (variable "d" in the formula). Undeclared earned income is the net investment income which, at the end of the base period, has not been declared as a dividend, but is reasonably expected to be and is declared and paid as a dividend shortly thereafter.

         The annualized yield information for the 30-day period ended June 30, 1995 for the Predecessor Portfolio was as follows:


                 PORTFOLIO                         YIELD
                 ---------                         -----
                 Predecessor Portfolio              7.80%


         OTHER INFORMATION REGARDING INVESTMENT RETURNS. In addition to providing performance information that demonstrates the total return or yield of Institutional Shares of the Portfolio over a specified period of time, the Fund may provide certain other information demonstrating hypothetical investment returns. Such information may include, but is not limited to, illustrating the compounding effects of a dividend in a dividend reinvestment plan. As illustrated below, the Fund may demonstrate, using certain specified hypothetical data, the compounding effect of dividend reinvestment on investments in the Portfolio.

                            [CHART TO BE TAPED HERE]





         MISCELLANEOUS. Yield on shares of the Portfolio may fluctuate daily and does not provide a basis for determining future yield. Because such yield will fluctuate, it cannot be compared with yields on savings account or other investment alternatives that provide an agreed to or guaranteed fixed yield for a stated period of time. In comparing the yield of one fund to another, consideration should be given to each fund's investment policies, including the types of investments made, lengths of maturities of the portfolio securities, and whether there are any special account charges which may reduce the effective yield. The fees which may be imposed by Authorized Dealers, Service Organizations and other institutions on their customers are not reflected in the calculations of total returns or yields for the Portfolio.

         The Fund may also from time to time include discussions or illustrations of the effects of compounding in advertisements. "Compounding" refers to the fact that, if dividends or other distributions on an investment in the Portfolio are reinvested by being paid in additional Portfolio shares, any future income or capital appreciation of the Portfolio would increase the value, not only of the original investment in the Portfolio, but also of the additional Portfolio shares received through reinvestment. The Fund may also include discussions or illustrations of the potential investment goals of a prospective investor, investment management techniques, policies or investment suitability of the Portfolio, economic conditions, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury bills. From time to time advertisements or communications to shareholders may summarize the substance of information contained in shareholder reports (including the investment composition of the Portfolio), as well as the views of the Portfolio's Adviser as to current market, economy, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to the Portfolio. The Fund may also include in advertisements charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, stocks, bonds, treasury bills and shares of the Portfolio. In addition, advertisement or shareholder communications may include a discussion of certain attributes or benefits to be derived by an investment in the Portfolio. Such advertisements or communicators may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.


                                     TAXES

         The following is only a summary of certain additional tax considerations generally affecting the Portfolio and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussion here and in the Prospectuses is not intended as a substitute for careful tax planning. Investors are urged to consult their tax advisers with specific reference to their own tax situation.

         The Portfolio will elect to be taxed as a regulated investment company under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, the Portfolio generally is exempt from Federal income tax on its net investment income and realized capital gains that it distributes to shareholders, provided that it distributes an amount equal to at least the sum of (a) 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss, if any, for the year) and (b) 90% of its net tax-exempt interest income, if any, for the year (the "Distribution Requirement") and satisfies certain other requirements of the Code that are described below. Distributions of investment company taxable income and net tax-exempt interest income made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year will satisfy the Distribution Requirement.

         In addition to satisfaction of the Distribution Requirement, the Portfolio must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies (including, but not limited to, gains from forward foreign currency exchange contacts), or from other income derived with respect to its business of investment in such stock, securities, or currencies (the "Income Requirement") and derive less than 30% of its gross income from the sale or other disposition of stock, securities and certain other investments (including securities and forward foreign currency exchange contracts, but only to the extent that such contracts are not directly related to the Portfolio's principal business of investing in stock or securities) held for less than three months (the "Short-Short Gain Test"). Future Treasury regulations may provide that foreign currency gains that are not "directly related" to the Portfolio's principal business of investing in stock or securities will not satisfy the Income Requirement. Interest (including original issue discount and "accrued market discount") received by the Portfolio at maturity or upon disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of such security held for less than three months for purposes of the Short-Short Gain Test. However, any other income that is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose.

         In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of the Portfolio's assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Portfolio has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Portfolio does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of the Portfolio's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which such Portfolio controls and which are engaged in the same or similar trades or businesses.

         Distributions of investment company taxable income will be taxable (other than the possible allowance of the dividends received deduction described below) to shareholders as ordinary income, regardless of whether such distributions are paid in cash or are reinvested in shares. Shareholders receiving any taxable distribution from the Portfolio in the form of additional shares will be treated as receiving a taxable distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

         The Portfolio intends to distribute to shareholders any of its excess of net long-term capital gain over net short-term capital loss ("net capital gain") for each taxable year. Such gain is distributed as a capital gain dividend and is taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares, whether such gain was recognized by the Portfolio prior to the date on which a shareholder acquired shares of the Portfolio and whether the distribution was paid in cash or reinvested in shares.

         In the case of corporate shareholders, distributions (other than capital gain dividends) from the Portfolio for any taxable year generally qualify for the dividends received deduction to the extent of the gross amount of "qualifying dividends" received by the Portfolio for the year. Generally, a dividend will be treated as a "qualifying dividend" if it has been received from a domestic corporation. Distributions of net investment income from debt securities and of net realized short-term capital gains will be taxable to shareholders as ordinary income and will not be treated as "qualifying dividends" for purposes of the dividends received deduction.

         Ordinary income of individuals will be taxable at a maximum nominal rate of 39.6%, but because of limitations on itemized deductions otherwise allowable and the phase-out of personal exemptions, the maximum effective marginal rate of tax for some taxpayers may be higher. An individual's long-term capital gains will be taxable at a maximum rate of 28%. Capital gains and ordinary income of corporate taxpayers are both taxed at a maximum nominal rate of 35%, but at marginal rates of 39% for taxable income between $100,000 and $335,000. Investors should be aware that any loss realized upon the sale, exchange or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent any capital gain dividends have been paid with respect to such shares.

         Generally, futures contracts held by the Portfolio at the close of the Portfolio's taxable year will be treated for Federal income tax purposes as sold for their fair market value on the last business day of such year, a process known as "mark-to-market." Forty percent of any gain or loss resulting from such constructive sale will be treated as short-term capital gain or loss and 60% of such gain or loss will be treated as long-term capital gain or loss without regard to the length of time the Portfolio holds the futures contract ("the 40-60 rule"). The amount of any capital gain or loss actually realized by the Portfolio in a subsequent sale or other disposition of those futures contracts will be adjusted to reflect any capital gain or loss taken into account by the Portfolio in a prior year as a result of the constructive sale of the contracts. With respect to futures contracts to sell, which will be regarded as parts of a "mixed straddle" because their values fluctuate inversely to the values of specific securities held by the Portfolio, losses as to such contracts to sell will be subject to certain loss deferral rules which limit the amount of loss currently deductible on either part of the straddle to the amount thereof which exceeds the unrecognized gain (if any) with respect to the other part of the straddle, and to certain wash sales regulations. Under short sales rules, which also will be applicable, the holding period of the securities forming part of the straddle will (if they have not been held for the long-term holding period) be deemed not to begin prior to termination of the straddle. With respect to certain futures contracts, deductions for interest and carrying charges will not be allowed. Notwithstanding the rules described above, with respect to futures contracts to sell which are properly identified as such, the Portfolio may make an election which will exempt (in whole or in part) those identified futures contracts from being treated for Federal income tax purposes as sold on the last business day of the Fund's taxable year, but gains and losses will be subject to such short sales, wash sales, loss deferral rules and the requirement to capitalize interest and carrying charges. Under temporary regulations, the Portfolio would be allowed (in lieu of the foregoing) to elect either (1) to offset gains or losses from portions which are part of a mixed straddle by separately identifying each mixed straddle to which such treatment applies, or (2) to establish a mixed straddle account for which gains and losses would be recognized and offset on a periodic basis during the taxable year. Under either election, the 40-60 rule will apply to the net gain or loss attributable to the futures contracts, but in the case of a mixed straddle account election, not more than 50% of any net gain may be treated as long-term and no more than 40% of any net loss may be treated as short-term. Options on futures contracts generally receive Federal tax treatment similar to that described above.

         Under the Federal income tax provisions applicable to regulated investment companies, less than 30% of a company's gross income for a taxable year must be derived from gains realized on the sale or other disposition of securities held for less than three months. The Internal Revenue Service has issued a private letter ruling with respect to certain other investment companies to the following effect: gains realized from a futures contract to purchase or to sell will be treated as being derived from a security held for three months or more regardless of the actual period for which the contract is held if the gain arises as a result of a constructive sale of the contract at the end of the taxable year as described above, and will be treated as being derived from a security held for less than three months only if the contract is terminated (or transferred) during the taxable year (other than by reason of mark-to-market) and less than three months elapses between the date the contract is acquired and the termination date. Although private letter rulings are not binding on the Internal Revenue Service with respect to the

Portfolio, the Fund believes that the Internal Revenue Service would take a comparable position with respect to the Portfolio. In determining whether the 30% test is met for a taxable year, increases and decreases in the value of the Portfolio's futures contracts and securities that qualify as part of a "designated hedge," as defined in the Code, may be netted.

         If for any taxable year the Portfolio does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and all distributions will be taxable as ordinary dividends to the extent of the Portfolio's current and accumulated earnings and profits. Such distributions will be eligible for the dividends received deduction in the case of corporate shareholders.

         A 4% non-deductible excise tax is imposed on regulated investment companies that fail to currently distribute specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of the each calendar year to avoid liability for this excise tax.

         The Fund will be required in certain cases to withhold and remit to the United States Treasury 31% of dividends and gross sale proceeds paid to any shareholder (i) who has provided either an incorrect tax identification number or no number at all, (ii) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or (iii) who has failed to certify to the Fund that he is not subject to backup withholding or that he is an "exempt recipient."

         Shareholders will be advised annually as to the Federal income tax consequences of distributions made by the Portfolio each year.

         The foregoing general discussion of Federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

         Although the Portfolio expects to qualify as a "regulated investment company" and to be relieved of all or substantially all Federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Portfolio may be subject to the tax laws of such states or localities. Shareholders should consult their tax advisors about state and local tax consequences, which may differ from the Federal income tax consequences described above.


                    ADDITIONAL INFORMATION CONCERNING SHARES

         Shares of the Fund have noncumulative voting rights and, accordingly, the holders of more than 50% of the Fund's outstanding shares (irrespective of class) may elect all of the trustees. Shares have no preemptive rights and only such conversion and exchange rights as the Board may grant in its discretion. When issued for payment as described in the Prospectus, shares will be fully paid and non-assessable by the Fund.

         There will normally be no meetings of shareholders for the purpose of electing trustees unless and until such time as required by law. At that time, the trustees then in office will call a shareholders' meeting to elect trustees. Except as set forth above, the trustees shall continue to hold office and may appoint successor trustees. The Fund's Declaration of Trust provides that meetings of the shareholders of the Fund shall be called by the trustees upon the written request of shareholders owning at least 10% of the outstanding shares entitled to vote.

         The Funds' Declaration of Trust authorizes the Board of Trustees, without shareholder approval (unless otherwise required by applicable law), to:
(i) sell and convey the assets belonging to a class of shares to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding shares of such class to be redeemed at a price which is equal to their net asset value and which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance; (ii) sell and convert the assets belonging to one or more classes of shares into money and, in connection therewith, to cause all outstanding shares of such class to be redeemed at their net asset value; or (iii) combine the assets belonging to a class of shares with the assets belonging to one or more other classes of shares if the Board of Trustees reasonably determines that such combination will not have a material adverse effect on the shareholders of any class participating in such combination and, in connection therewith, to cause all outstanding shares of any such class to be redeemed or converted into shares of another class of shares at their net asset value. However, the exercise of such authority may be subject to certain restrictions under the 1940 Act. The Board of Trustees may authorize the termination of any class of shares after the assets belonging to such class have been distributed to its shareholders.


                                 MISCELLANEOUS

         COUNSEL. The law firm of Drinker Biddle & Reath, 1345 Chestnut Street, Philadelphia, Pennsylvania 19107-3496, serves as the Fund's counsel.

         INDEPENDENT ACCOUNTANTS. Coopers & Lybrand, L.L.P., 2400 Eleven Penn Center, Philadelphia, Pennsylvania 19103, serves as the Fund's independent accountants.

         FIVE PERCENT OWNERS. The name, address and percentage ownership of each person that on September 29, 1995 owned of record or beneficially 5% or more of the outstanding shares of the Portfolio was as follows:

Money Market Portfolio: BHC Securities, 2005 Market St., Phila., PA 19103, 6.0%; PNC Bank, 200 Stevens Dr., Suite 260, Lester, PA 19113, 85.1%; Government Money Market Portfolio: PNC Bank, 200 Stevens Dr., Suite 260, Lester, PA 19113, 76.5%; PNC Bank Pittsburgh, 960 Ft. Duquesne Blvd., Pittsburgh, PA 15222, 5.0%; Municipal Money Market Portfolio: PNC Bank Pittsburgh, 960 Ft. Duquesne Blvd., Pittsburgh, PA 15222, 12.1%; PNC Bank Ohio, 201 E. Fifth St., Cincinnati, OH 45202, 8.1%; PNC Bank, Saxon and Co., 200 Stevens Dr., Suite 260, Lester, PA 19113, 73.1%; Ohio Municipal Money Market Portfolio: BHC Securities, 2005 Market St., Phila., PA 19103, 26.4%; PNC Bank, 200 Stevens Dr., Suite 260, Lester, PA 19113, 58.9%; North Carolina Municipal Money Market Portfolio:
Branch Banking & Trust Company, P.O. Box 1847, Wilson, N.C. 27893, 5.6%; Centura Bank, P.O. Box 1220, Rocky Mount, NC 27802, 13.1%; United Carolina Bank Whiteville, P.O. Drawer 632, Whiteville, NC 28472, 22.3%; First Charter National Bank, P.O. Box 228, Concord, NC 28926, 13.1%; McWood & Co., First Citizens Bank, P.O. Box 29522, Raleigh, NC 27626, 13.0%; North Carolina Trust Co., 301 North Elm St., Greensboro, NC 27402, 17.0%; Pennsylvania Municipal Money Market Portfolio: BHC Securities, 2005 Market St., Phila., PA 19103, 5.6%; PNC Bank, 200 Stevens Dr., Suite 260, Lester, PA 19113, 85.3%; Virginia Municipal Money Market Portfolio: Oldom & Co., First Virginia Bank Inc., 6400 Arlington Blvd., Falls Church, VA 22042, 77.4%; Warritrust & Company, F&M Bank, P.O. Box 93, Warrenton, VA 22186, 5.8%; Piedmont Company, Piedmont Trust Bank, P.O. Box 4751, Martinsville, VA 24115, 9.9%; Managed Income Portfolio: PNC Bank, 200 Stevens Dr., Suite 260, Lester, PA 19113, 92.3; Tax-Free Income
Portfolio: BHC Securities, 2005 Market St., Phila., PA 19103, 15.5%; PNC Bank, 200 Stevens Dr., Suite 260, Lester, PA 19113, 41.5%; Ohio Tax-Free Income
Portfolio: BHC Securities, 2005 Market St., Phila., PA 19103, 32.3%; PNC Bank, 200 Stevens Dr., Suite 260, Lester, PA 19113, 60.6%; Pennsylvania Tax-Free

Income: BHC Securities, 100 N. 20th St., Phila., PA 19103, 46.4%; PNC Bank, 200 Stevens Dr., Suite 260, Lester, PA 19113, 24.9%; Intermediate Government
Portfolio: PNC Bank, 200 Stevens Dr., Suite 260, Lester, PA 19113, 91.2%; Short-Term Bond Portfolio: Medical Practice Account, 1020 Walnut St., Phila., PA 19107, 14.3%; PNC Bank, 200 Stevens Dr., Suite 260, Lester, PA 19113, 83.7%;
Intermediate-Term Bond Portfolio: PNC Bank, 200 Stevens Dr., Suite 260, Lester, PA 19113, 92.9%; Government Income Portfolio: BHC Securities, 100 N. 20th St., Phila., PA 19103, 20.3%; International Emerging Markets Portfolio: First Charter National Bank, P.O. Box 228, Concord, NC 28026, 5.6%; PNC Bank, 200 Stevens Dr., Suite 260, Lester, PA 19113, 88.7%; Growth Equity Portfolio: PNC Bank, 200 Stevens Dr., Suite 260, Lester, PA 19113, 96.4%; Index Equity
Portfolio: PNC Bank, 200 Stevens Dr., Suite 260, Lester, PA 19113, 91.5%; Small Cap Value Equity Portfolio: BHC Securities, 100 N. 20th St., Phila., PA 19103, 5.0%; PNC Bank, 200 Stevens Dr., Suite 260, Lester, PA 19113, 81.6%; International Equity Portfolio: PNC Bank, 200 Stevens Dr., Suite 260, Lester, PA 19113, 91.6%; Balanced Portfolio: BHC Securities, 100 N. 20th St., Phila., PA 19103, 24.9%; PNC Bank, 200 Stevens Dr., Suite 260, Lester, PA 19113, 60.5%;
Value Equity Portfolio: PNC Bank, 200 Stevens Dr., Suite 260, Lester, PA 19113, 91.1%; Small Cap Growth Equity Portfolio: PNC Bank, 200 Stevens Dr., Suite 260, Lester, PA 19113, 90.1%; and Core Equity Portfolio: PNC Bank, 200 Stevens Dr., Suite 260, Lester, PA 19113, 98.1%.

         On September 29, 1995, PNC Bank held of record approximately 79% of the Fund's outstanding shares, and may be deemed a controlling person of the Fund under the 1940 Act. PNC Bank is a national bank organized under the laws of the United States. All of the capital stock of PNC Bank is owned by PNC Bancorp, Inc. All of the capital stock of PNC Bancorp, Inc. is owned by PNC Bank Corp., a publicly-held bank holding company.

         BANKING LAWS. Banking laws and regulations currently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from underwriting securities, but such banking laws and regulations do not prohibit such a holding company or affiliate or banks generally from acting as investment adviser, administrator, transfer agent or custodian to such an investment company, or from purchasing shares of such a company as agent for and upon the order of customers. PIMC, BlackRock, PCM, PEAC, PMFCO, PFPC and PNC Bank are subject to such banking laws and regulations.

         PIMC, BlackRock, PCM, PEAC, PMFCO, PFPC and PNC Bank believe they may perform the services for the Fund contemplated by their respective agreements with the Fund without violation of applicable banking laws or regulations. It should be noted, however, that there have been no cases deciding whether bank and non-bank subsidiaries of a registered bank holding company may perform services comparable to those that are to be performed by these companies, and future changes in either Federal or state statutes and regulations relating to permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations, could prevent these companies from continuing to perform such services for the Fund. If such were to occur, it is expected that the Board of Trustees would recommend that the Fund enter into new agreements or would consider the possible termination of the Fund. Any new advisory or sub-advisory agreement would be subject to shareholder approval.

         SHAREHOLDER APPROVALS. As used in this Statement of Additional Information and in the Prospectus, a "majority of the outstanding shares" of a class, series or Portfolio means, with respect to the approval of an investment advisory agreement, a distribution plan or a change in a fundamental investment policy, the lesser of (1) 67% of the shares of the particular class, series or Portfolio represented at a meeting at which the holders of more than 50% of the outstanding shares of such class, series or Portfolio are present in person or by proxy, or (2) more than 50% of the outstanding shares of such class, series or Portfolio.

         THE FUND'S NAME. PNC Bank Corp. is the owner of the registered service mark "PNC." The Fund has entered into a licensing agreement with respect to its non-exclusive use of "PNC," under which it has agreed not to claim any interest to the name "PNC" except under the agreement. The license will terminate if it is breached by the Fund or if neither PIMC nor any of PNC Bank Corp.'s affiliates continues as the investment adviser or manager of the Fund.


                              FINANCIAL STATEMENTS

         The audited financial statements for the Predecessor Portfolio contained in its Annual Report to Shareholders dated June 30, 1995 are incorporated by reference in this Statement of Additional Information. No other parts of the Annual Report are incorporated by reference herein. Additional copies of the Annual Report may be obtained at no charge by telephoning the Distributor at the telephone number appearing on the front page of this Statement of Additional Information.

                           COMPASS CAPITAL FUNDS(R)
                          (FORMERLY, THE PNC(R) FUND)
                                     PART C
                               OTHER INFORMATION


Item 24.  Financial Statements and Exhibits

          (a)  Financial Statements:

               (1) Included in Part A of the Registration Statement are the following tables:

                    (i) Audited Financial Highlights for the Money Market, U.S. Treasury Money Market, Municipal Money Market, Ohio Municipal Money Market, Pennsylvania Municipal Money Market, North Carolina Municipal Money Market, Virginia Municipal Money Market, Value Equity, Growth Equity, Small Cap Value Equity, Small Cap Growth Equity, International Equity, International Emerging Markets, Select Equity, Index Equity, Balanced, Intermediate Government Bond, Intermediate Bond, Managed Income, Tax-Free Income, Pennsylvania Tax-Free Income, Government Income and Ohio Tax-Free Income Portfolios for the fiscal years ended September 30, 1995, September 30, 1994, September 30, 1993, September 30, 1992, September 30, 1991 and September 30, 1990.

                   (ii) Audited Financial Highlights for the Short Government Bond and Core Bond Portfolios and the Multi-Sector Mortgage Securities Portfolio III for the fiscal years ended June 30, 1995, June 30, 1994 and June 30, 1993.

                   (iii) Unaudited Financial highlights for the  International
                         Bond, New Jersey Tax-Free Income and New Jersey Municipal Money Market Portfolios for the period ended August 31, 1995, and audited financial highlights for the fiscal years ended February 28, 1995, February 28, 1994, February 28, 1993 and February 28, 1992.

               (2) Included in Part B of the Registration Statement are the following audited financial statements:

                    (i) With respect to the Money Market, U.S. Treasury Money Market, Municipal Money Market, Ohio Municipal Money Market, Pennsylvania Municipal Money Market, North Carolina Municipal Money Market and Virginia Municipal Money Market Portfolios:

                              Report of Independent Accountants for the fiscal year ended September 30, 1995;

                              Statement of Net Assets - September 30, 1995;

                              Statement of Operations for the year ended
                              September 30, 1995;

                              Statement of Changes in Net Assets for the year ended September 30, 1995;

                              Notes to Financial Statements.

                   (ii) With respect to the Value Equity, Growth Equity, Small Cap Growth Equity, Select Equity, Index Equity, Small Cap Value Equity, International Equity, International Emerging Markets and Balanced Portfolios:

                              Report of Independent Accountants for the fiscal year ended September 30, 1995;

                              Schedule of Investments with respect to the International Equity Portfolio - September 30, 1995;

                              Statement of Assets and Liabilities - September 30, 1995;

                              Statement of Net Assets - September 30, 1995;

                              Statement of Operations for the year ended
                              September 30, 1995;

                              Statement of Changes in Net Assets for the year ended September 30, 1995;

                              Notes to Financial Statements.

                  (iii) With respect to the Managed Income, Tax-Free Income, Intermediate Government, Ohio Tax-Free Income, Pennsylvania Tax-Free Income, Intermediate Bond and Government Income Portfolios:

                              Report of Independent Accountants for the fiscal year ended September 30, 1995;

                              Statement of Net Assets - September 30, 1995;

                              Statement of Operations for the year ended
                              September 30, 1995;

                              Statement of Changes in Net Assets for the year ended September 30, 1995;

                              Notes to Financial Statements.

                   (iv) With respect to the Short Government Bond and Core Bond Portfolios and the Multi-Sector Mortgage Securities Portfolio III:

                              Report of Independent Auditors for the fiscal year ended June 30, 1995;

                              Portfolio of Investments - June 30, 1995;

                              Statements of Assets and Liabilities - June 30, 1995;

                              Statements of Operations for the year ended June 30, 1995;

                              Statements of Cash Flows for the year ended June 30, 1995;

                              Statements of Changes in Net Assets for the year ended June 30, 1995;

                              Notes to Financial Statements.

                    (v) With respect to the International Bond, New Jersey Tax-Free Income and New Jersey Municipal Money Market
                         Portfolios:

                              Statement of Net Assets for the year ended
                              February 28, 1995;

                              Schedule of Investments - February 28, 1995;

                              Statement of Assets and Liabilities - February 28, 1995;

                              Statement of Operations for the year ended
                              February 28, 1995;

                              Statement of Changes in Net Assets for the year ended February 28, 1995;

                              Notes to Financial Statements.

                   (vi) With respect to the International Bond, New Jersey Tax-Free Income and New Jersey Municipal Money Market
                         Portfolios:

                              Statement of Net Assets for the period ended
                              August 31, 1995;

                              Schedule of Investments - August 31, 1995;

                              Statement of Assets and Liabilities - August 31, 1995;

                              Statement of Operations for the period ended
                              August 31, 1995;

                              Statement of Changes in Net Assets for the period ended August 31, 1995;

                              Notes to Financial Statements.

          (b)  Exhibits:

               (1)  (a)  Declaration of Trust of the Registrant dated December
                         22, 1988 is incorporated
                         herein by reference to Exhibit (1) of Registrant's Registration Statement on Form N-1A filed on December 23, 1988.

                    (b) Amendment No. 1 to Declaration of Trust is incorporated herein by reference to Exhibit (1)(b) of Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A filed on May 11, 1989.

                    (c) Amendment No. 2 to the Declaration of Trust dated December 23, 1993 is incorporated herein by reference to Exhibit (1)(c) of Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A filed on July 8, 1994.

               (2) Registrant's Code of Regulations is incorporated herein by reference to Exhibit (2) of Form N-1A, filed on December 23, 1988.

               (3)       None.

               (4)  (a)  Specimen Copies of Share Certificates for Shares of
                         beneficial interest in Class A-1, Class A-2, Class A-3, Class B-1, Class B-2, Class B-3, Class C-1, Class C-2, Class C-3, Class D-1, Class D-2, Class D-3, Class E-1, Class E-2, Class E-3, Class F-1, Class F-2, Class F-3, Class G-1, Class G-2, Class G-3, Class H-1, Class H-2, Class H-3, Class I-1, Class I-2, Class I-3, Class J-1, Class J-2, Class J-3, Class K-1, Class K-2, Class K-3, Class L-1, Class L-2, Class L-3, Class M-1, Class M-2, Class M-3, Class N-1, Class N-2, Class N-3, Class O-1, Class O-2, Class O-3, Class P-1, Class P-2, Class P-3 of the Registrant are incorporated herein by reference to Exhibit 4 of Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A filed on May 8, 1992.

                    (b) Form of Share Certificates for Shares of beneficial interest in Class Q-1, Class Q-2, Class Q-3, Class R-1, Class R-2, Class R-3, Class S-1, Class S-2, Class

                         S-3, Class T-1, Class T-2, Class T-3, Class U-1, Class U-2, Class U-3 of the Registrant are incorporated herein by reference to Exhibit 4(b) of Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A filed on January 22, 1993.

                    (c) Form of Share Certificates for Shares of beneficial interest in Class V-1, Class V-2, Class V-3, Class W-1, Class W-2, Class W-3, Class X-1, Class X-2, Class X-3, Class Y-1, Class Y-2 and Class Y-3 of the Registrant is incorporated herein by reference to Exhibit (4)(c) of Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A filed on November 10, 1993.

                    (d) Form of Share Certificates for Shares of beneficial interest in Class Z-1, Class Z-2 and Class Z-3 of the Registrant is incorporated herein by reference to Exhibit (4)(d) of Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A filed on May 11, 1995.

                    (e) Form of Share Certificates for Shares of beneficial interest in Class AA-1, Class AA-2, Class AA-3; Class AA-4; Class BB-1, Class BB-2, Class BB-3 and Class BB-4; and Class CC-1, Class CC-2, Class CC-3 and Class CC-4 is incorporated herein by reference to Exhibit (4)(e) of Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A filed on October 12, 1995.

               (5)  (a)  Investment Advisory Agreement between Registrant and
                         PNC Institutional Management Corporation with respect to the Money Market, Government Money Market, Municipal Money Market, Managed Income, Growth Equity, International Equity and Balanced Portfolios is incorporated herein by reference to Exhibit 5(a) of Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed on December 29, 1989.

                    (b) Letter Agreement between Registrant and PNC Institutional Management Corporation relating to advisory services for the Tax-Free Income Portfolio is incorporated herein by reference to Exhibit 5(b) of Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A filed on April 30, 1990.

                    (c) Sub-Advisory Agreement between PNC Institutional Management Corporation and PNC Bank, National Association with respect to the Money Market Portfolio and Government Money Market Portfolio is incorporated herein by reference to Exhibit 5(c) of Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed on December 29, 1989.

                    (d) Sub-Advisory Agreement between PNC Institutional Management Corporation and PNC Bank, National Association with respect to the Balanced and Tax-Free Income Portfolios is incorporated herein by reference to Exhibit 5(d) of Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A filed on April 30, 1990.

                    (e) Sub-Advisory Agreement dated April 20, 1992 between PNC Institutional Management Corporation and Provident Capital Management, Inc. with respect to the International Equity Portfolio is incorporated herein by reference to Exhibit (5)(f) of Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A filed on November 10, 1993.

                    (f) Investment Advisory Agreement dated February 3, 1992 between Registrant and PNC Institutional Management Corporation relating to the Intermediate Government, Value Equity, Small Cap Value Equity, Pennsylvania Tax-Free Income, Ohio Tax-Free Income, Pennsylvania Municipal Money Market and Ohio Municipal Money Market Portfolios is incorporated herein by reference to Exhibit (5)(g) of Post-

                         Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A filed on November 10, 1993.

                    (g) Investment Advisory Agreement dated December 17, 1993 between the Registrant and PNC Institutional Management Corporation relating to the Virginia Municipal Money Market, Government Income, International Fixed Income and International Emerging Markets Portfolios is incorporated herein by reference to Exhibit (5)(h) of Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A filed on July 8, 1994.

                    (h) Sub-Advisory Agreement dated February 3, 1992 between PNC Institutional Management Corporation and PNC Bank, National Association with respect to the Ohio Municipal Money Market Portfolio is incorporated herein by reference to Exhibit (5)(h) of Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A filed on November 10, 1993.

                    (i) Sub-Advisory Agreement dated February 3, 1992 between PNC Institutional Management Corporation and PNC Bank, National Association with respect to the Pennsylvania Municipal Money Market Portfolio is incorporated herein by reference to Exhibit (5)(i) of Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A filed on November 10, 1993.

                    (j) Sub-Advisory Agreement dated February 3, 1992 between PNC Institutional Management Corporation and Provident Capital Management, Inc. with respect to the Value Equity Portfolio is incorporated herein by reference to Exhibit (5)(m) of Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A filed on November 10, 1993.

                    (k) Sub-Advisory Agreement dated February 3, 1992 between PNC Institutional

                         Management Corporation and Provident Capital
                         Management, Inc. with respect to the Small Cap Value Equity Portfolio is incorporated herein by reference to Exhibit (5)(n) of Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A filed on November 10, 1993.

                    (l) Investment Advisory Agreement dated March 1, 1993 between Registrant and PNC Institutional Management Corporation relating to the Short-Term Bond, Intermediate-Term Bond, Core Equity, Small Cap Growth Equity and North Carolina Municipal Money Market Portfolios is incorporated herein by reference to Exhibit (5)(p) of Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A filed on November 10, 1993.

                    (m) Sub-Advisory Agreement dated March 1, 1993 between PNC Institutional Management Corporation and PNC Bank, National Association relating to the North Carolina Municipal Money Market Portfolio is incorporated herein by reference to Exhibit (5)(r) of Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A filed on November 10, 1993.

                    (n) Sub-Advisory Agreement dated September 10, 1993 between PNC Institutional Management Corporation and PNC Bank, National Association relating to the Municipal Money Market Portfolio is incorporated herein by reference to Exhibit (5)(s) of Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A filed on November 10, 1993.

                    (o) Sub-Advisory Agreement dated December 17, 1993 between PNC Institutional Management Corporation and PNC Bank, National Association with respect to the Virginia Municipal Money Market Portfolio is incorporated herein by reference to Exhibit (5)(x) of Post-Effective Amendment No. 12 to

                         Registrant's Registration Statement on Form N-1A filed on July 8, 1994.

                    (p) Sub-Advisory Agreement dated December 17, 1993 between PNC Institutional Management Corporation and Provident Capital Management, Inc. with respect to the International Fixed Income Portfolio is incorporated herein by reference to Exhibit (5)(z) of Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A filed on July 8, 1994.

                    (q) Sub-Advisory Agreement dated December 17, 1993 between PNC Institutional Management Corporation and Provident Capital Management, Inc. with respect to the International Emerging Markets Portfolio is incorporated herein by reference to Exhibit (5)(aa) of Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A filed on July 8, 1994.

                    (r) Form of Investment Advisory Agreement between the Registrant and PNC Institutional Management Corporation relating to the New Jersey Municipal Money Market Portfolio is incorporated herein by reference to Exhibit (5)(r) of Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A filed on May 11, 1995.

                    (s) Form of Sub-Advisory Agreement between PNC Institutional Management Corporation and PNC Bank, National Association with respect to the New Jersey Municipal Money Market Portfolio is incorporated herein by reference to Exhibit (5)(s) of Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A filed on May 11, 1995.

                    (t) Form of Sub-Advisory Agreement between PNC Institutional Management Corporation and PNC Equity Advisors Company with respect to the Core Equity Portfolio is incorporated herein by reference to Exhibit (5)(t) of Post-Effective Amendment No. 15 to Registrant's

                         Registration Statement on Form N-1A filed on May 11, 1995.

                    (u) Form of Sub-Advisory Agreement between PNC Institutional Management Corporation and PNC Equity Advisors Company with respect to the Growth Equity Portfolio is incorporated herein by reference to Exhibit (5)(u) of Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A filed on May 11, 1995.

                    (v) Form of Sub-Advisory Agreement between PNC Institutional Management Corporation and PNC Equity Advisors Company with respect to the Small Cap Growth Equity Portfolio is incorporated herein by reference to Exhibit (5)(v) of Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A filed on May 11, 1995.

                    (w) Form of Sub-Advisory Agreement between PNC Institutional Management Corporation and BlackRock Financial Management, Inc. with respect to the Managed Income Portfolio is incorporated herein by reference to Exhibit (5)(x) of Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A filed on May 11, 1995.

                    (x) Form of Sub-Advisory Agreement between PNC Institutional Management Corporation and BlackRock Financial Management, Inc. with respect to the Intermediate Government Portfolio is incorporated herein by reference to Exhibit (5)(y) of Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A filed on May 11, 1995.

                    (y) Form of Sub-Advisory Agreement between PNC Institutional Management Corporation and BlackRock Financial Management, Inc. with respect to the Ohio Tax-Free Income Portfolio is incorporated herein by reference to Exhibit (5)(z) of Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A filed on May 11, 1995.

                    (z) Form of Sub-Advisory Agreement between PNC Institutional Management Corporation and BlackRock Financial Management, Inc. with respect to the Pennsylvania Tax-Free Income Portfolio is incorporated herein by reference to Exhibit (5)(aa) of Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A filed on May 11, 1995.

                    (aa) Form of Sub-Advisory Agreement between PNC
                         Institutional Management Corporation and BlackRock Financial Management, Inc. with respect to the Short-Term Bond Portfolio is incorporated herein by reference to Exhibit (5)(bb) of Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A filed on May 11, 1995.

                    (bb) Form of Sub-Advisory Agreement between PNC
                         Institutional Management Corporation and BlackRock Financial Management, Inc. with respect to the Intermediate-Term Bond Portfolio is incorporated herein by reference to Exhibit (5)(cc) of Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A filed on May 11, 1995.

                    (cc) Form of Sub-Advisory Agreement between PNC
                         Institutional Management Corporation and BlackRock Financial Management, Inc. with respect to the Government Income Portfolio is incorporated herein by reference to Exhibit (5)(dd) of Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A filed on May 11, 1995.

                    (dd) Sub-Advisory Agreement between PNC Institutional
                         Management Corporation and BlackRock Financial Management, Inc. with respect to the Tax-Free Income Portfolio is incorporated herein by reference to Exhibit (5)(dd) of Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A filed on October 12, 1995.

                    (ee) Form of Investment Advisory Agreement between
                         Registrant and PNC Asset

                         Management Group, Inc. relating to all Portfolios except the Multi-Sector Mortgage Securities Portfolio III and Index Equity Portfolio is incorporated herein by reference to Exhibit (5)(ee) of Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A filed on October 12, 1995.

                    (ff) Form of Investment Advisory Agreement between
                         Registrant and BlackRock Financial Management, Inc. with respect to the Multi-Sector Mortgage Securities Portfolio III is incorporated herein by reference to Exhibit (5)(ff) of Post-Effective Amendment No. 18 to Registrants' Registration Statement on Form N-1A filed on October 12, 1995.

                    (gg) Form of Sub-Advisory Agreement between PNC Asset
                         Management Group, Inc. and BlackRock Financial Management, Inc./ Provident Capital Management, Inc./ PNC Equity Advisors Company/ and PNC Institutional Management Corporation is incorporated herein by reference to Exhibit (5)(gg) to Post-Effective Amendment No. 18 of Registrant's Registration Statement on Form N-1A filed October 12, 1995.

                    (hh) Form of Sub-Advisory Agreement between PNC Asset
                         Management Group, Inc. and Morgan Grenfell Investment Services, Ltd. with respect to the International Fixed Income Portfolio is incorporated herein by reference to Exhibit (5)(hh) of Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A filed on October 12, 1995.

               (6)  (a)  Distribution Agreement between Registrant and Provident
                         Distributors, Inc. dated January 31, 1994 is incorporated herein by reference to Exhibit (6)(a) of Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A filed on July 8, 1994.

                    (b) Form of Appendix A to the Distribution Agreement between Registrant and

                         Provident Distributors, Inc. is incorporated herein by reference to Exhibit (6)(b) of Post-Effective Amendment No. 18 to Registrants Registration Statement on Form N-1A filed on October 12, 1995.

                    (c) Amendment No. 2 to the Distribution Agreement between Registrant and Provident Distributors, Inc. dated October 18, 1994 is incorporated herein by reference to
                         Exhibit 6(c) of Post-Effective Amendment No. 14 to Registrant's Registration Statement on Form N-1A filed on January 18, 1995.

                    (d) Form of Amendment No. 3 to the Distribution Agreement between Registrant and Provident Distributors, Inc.

               (7) Fund Office Retirement Profit-Sharing Plan and Related Adoption Agreement is incorporated herein by reference to Exhibit (7) of Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A filed on May 11, 1995.

               (8)  (a)  Custodian Agreement dated October 4, 1989 between
                         Registrant and PNC Bank, National Association is incorporated herein by reference to Exhibit 8(a) of Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed on December 29, 1989.

                    (b) Amendment No. 1 to Custodian Agreement between Registrant and PNC Bank, National Association is incorporated herein by reference to Exhibit 8(b) of Post-Effective Amendment No. 4 to Registrant's Registration Statement on Form N-1A filed on December 13, 1991.

                    (c) Amendment No. 2 dated March 1, 1993 to Custodian Agreement between Registrant and PNC Bank, National Association with respect to the Short-Term Bond, Intermediate-Term Bond, Core Equity, Small Cap Growth Equity and North Carolina Municipal Money Market

                         Portfolios is incorporated herein by reference to Exhibit (8)(c) of Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A filed on November 10, 1993.

                    (d) Form of Appendix B to Custodian Agreement dated October 4, 1989 between Registrant and PNC Bank, National Association is incorporated herein by reference to Exhibit (8)(d) of Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A filed on October 12, 1995.

                    (e) Sub-Custodian Agreement dated April 27, 1992 among the Registrant, PNC Bank, National Association and The Chase Manhattan Bank is incorporated herein by reference to Exhibit (8)(e) of Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A filed on November 10, 1993.

                    (f) Global Sub-Custody Agreement between Barclays Bank PLC and PNC Bank, National Association dated October 28, 1992 is incorporated herein by reference to Exhibit
                         (8)(e) of Post-Effective Amendment No. 14 to
                         Registrant's Registration Statement on Form N-1A filed on January 18, 1995.

                    (g) Custodian Agreement between State Street Bank and Trust Company and PNC Bank, National Association dated June 13, 1983 is incorporated herein by reference to Exhibit
                         (8)(f) of Post-Effective Amendment No. 14 to
                         Registrant's Registration Statement on Form N-1A filed on January 18, 1995.

                    (h) Amendment No. 1 to Custodian Agreement between State Street Bank and Trust Company and PNC Bank dated November 21, 1989 is incorporated herein by reference to Exhibit (8)(g) of Post-Effective Amendment No. 14 to Registrant's Registration Statement on Form N-1A filed on January 18, 1995.

                    (i) Letter Agreement between Registrant and PNC Bank, National Association relating to custodian services with respect to the Tax-Free Income Portfolio is incorporated herein by reference to Exhibit 8(d) of Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A filed on December 1, 1992.

                    (j) Letter Agreement between Registrant and PNC Bank, National Association relating to custodian services with respect to the Ohio Municipal Money Market, Pennsylvania Municipal Money Market, Intermediate Government, Ohio Tax-Free Income, Pennsylvania Tax-Free Income, Value Equity, Index Equity and Small Cap Value Equity Portfolios is incorporated herein by reference to Exhibit (8)(e) of Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A filed on December 1, 1992.

                    (k) Letter Agreement dated March 1, 1993 between Registrant and PNC Bank, National Association relating to custodian services with respect to the North Carolina Municipal Money Market, Short-Term Bond, Intermediate-Term Bond, Small Cap Growth Equity and Core Equity Portfolios is incorporated herein by reference to Exhibit (8)(h) of Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A filed on November 10, 1993.

               (9)  (a)  Administration Agreement dated January 18, 1993 among
                         Registrant, PFPC Inc. and Provident Distributors, Inc. is incorporated herein by reference to Exhibit 9(a) of Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A filed on January 22, 1993.

                    (b) Amendment No. 1 to the Administration Agreement dated January 18, 1993 among Registrant, PFPC Inc. and Provident Distributors, Inc. dated September 23, 1994 is incorporated herein by reference to Exhibit (9)(b) of Post-Effective

                         Amendment No. 14 to Registrant's Registration Statement on Form N-1A filed on January 18, 1995.

                    (c) Form of Appendix A to the Administration Agreement among Registrant, PFPC Inc. and Provident Distributors, Inc. is incorporated herein by reference to Exhibit
                         (9)(c) of Post-Effective Amendment No. 18 to
                         Registrants Registration Statement on Form N-1A filed on October 12, 1995.

                    (d) Amendment No. 2 to the Administration Agreement dated January 18, 1993 among Registrant, PFPC Inc. and Provident Distributors, Inc. is incorporated herein by reference to Exhibit (9)(d) of Post-Effective Amendment No. 14 to Registrant's Registration Statement on Form N-1A filed on January 18, 1995.

                    (e) Form of Administration Agreement among Registrant, Compass Distributors, Inc. and PFPC Inc.

                    (f) Form of Co-Administration Agreement among Registrant and Compass Capital Group, Inc. is incorporated herein by reference to Exhibit (9)(e) of Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A filed on October 12, 1995.

                    (g) Transfer Agency Agreement dated October 4, 1989 between Registrant and PFPC Inc. is incorporated herein by reference to Exhibit 9(e) of Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed on December 29, 1989.

                    (h) Amendment No. 1 to Transfer Agency Agreement dated October 4, 1989 between Registrant and PFPC Inc. relating to the Tax-Free Income Portfolio is incorporated herein by reference to Exhibit 9(h) of Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A filed on February 5, 1992.

                    (i) Amendment No. 2 to Transfer Agency Agreement dated October 4, 1989 between Registrant and PFPC Inc. relating to the Pennsylvania Municipal Money Market, Ohio Municipal Money Market, Intermediate Government, Ohio Tax-Free Income, Pennsylvania Tax-Free Income, Value Equity, Index Equity and Small Cap Value Equity Portfolios is incorporated herein by reference to
                         Exhibit 9(h) of Post-Effective Amendment No. 4 to Registrant's Registration Statement on Form N-1A filed on December 13, 1991.

                    (j) Amendment No. 3 to Transfer Agency Agreement dated October 4, 1989 between Registrant and PFPC Inc. relating to the Short-Term Bond, Intermediate-Term Bond, Core Equity, Small Cap Growth Equity and North Carolina Municipal Money Market Portfolios is incorporated herein by reference to Exhibit (9)(e) of Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A filed on November 10, 1993.

                    (k) Amendment No. 4 to Transfer Agency Agreement dated October 4, 1989 between Registrant and PFPC Inc. relating to Series B Investor Shares of the Money Market, Managed Income, Tax-Free Income, Intermediate Government, Ohio Tax-Free Income, Pennsylvania Tax-Free Income, Value Equity, Growth Equity, Index Equity, Small Cap Value Equity, Intermediate-Term Bond, Small Cap Growth Equity, Core Equity, International Fixed Income, Government Income, International Emerging Markets, International Equity and Balanced Portfolios is incorporated herein by reference to Exhibit (9)(i) of Post-Effective Amendment No. 14 to Registrant's Registration Statement on Form N-1A filed on January 18, 1995.

                    (l) Form of Appendix C to Transfer Agency Agreement between Registrant and PFPC Inc. is incorporated herein by reference to Exhibit (9)(k) of Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A filed on October 12, 1995.

                    (m) Amended and Restated Service Plan dated January 21, 1993 for Service Shares and Form of Servicing Agreement for Service Shares is incorporated herein by reference to Exhibit 9(f) of Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A filed on January 22, 1993.

                    (n) Series B Service Plan dated September 23, 1994 is incorporated herein by reference to Exhibit 9(l) of Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A filed on January 18, 1995.

                    (o) Trademark License Agreement between Registrant and PNC Bank Corp. is incorporated herein by reference to
                         Exhibit 9(h) of Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed on December 29, 1989.

               (10)      Opinion and Consent of Counsel./1/

               (11) (a)  Consent of Coopers & Lybrand, LLP.

                    (b)  Consent of Deloitte & Touche LLP.

                    (c)  Consent of Drinker Biddle & Reath.

               (12)      None.

               (13) (a) Purchase Agreement between Registrant and Shearson Lehman Hutton Inc. ("Shearson") relating to Classes A-1, B-1, C-1, D-2, E-2, F-2 and G-2 is incorporated herein by reference to Exhibit 13(a) of Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed on December 29, 1989.

                    (b) Purchase Agreement between Registrant and Shearson relating to shares of Class H-2 is incorporated herein by reference to Exhibit 13(b) of Post-Effective

----------
/1/ Filed on November 14, 1995 under Rule 24f-2 as part of Registrant's Rule 24f-2 Notice.

                         Amendment No. 2 to Registrant's Registration Statement on Form N-1A filed on April 30, 1990.

                    (c) Purchase Agreement between Registrant and Shearson relating to shares of Class I-1, Class I-2, Class J-1, Class J-2, Class K-2, Class L-2, Class M-2, Class N-2, Class O-2 and Class P-2 is incorporated herein by reference to Exhibit 13(c) of Post-Effective Amendment No. 4 to Registrant's Registration Statement on Form N-1A filed on December 13, 1991.

                    (d) Purchase Agreement between Registrant and Shearson relating to shares of Class D-1, Class E-1, Class F-1, Class G-1, Class H-1, Class K-1, Class L-1, Class M-1, Class N-1, Class O-1, Class P-1, Class A-2, Class B-2, Class C-2, Class I-2, Class J-2, Class A-3, Class B-3, Class C-3, Class D-3, Class E-3, Class F-3, Class G-3, Class H-3, Class I-3, Class J-3, Class K-3, Class L-3, Class M-3, Class N-3, Class O-3 and Class P-3 is incorporated herein by reference to Exhibit (13)(d) of Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A filed on December 1, 1992.

                    (e) Purchase Agreement between the Registrant and Pennsylvania Merchant Group Ltd relating to shares of Class Q-1, Class Q-2, Class Q-3, Class R-1, Class R-2, Class R-3, Class S-1, Class S-2, Class S-3, Class T-1, Class T-2, Class T-3, Class U-1, Class U-2 and Class U-3 is incorporated herein by reference to Exhibit
                         (13)(e) of Post-Effective No. 10 to Registrant's Registration Statement on Form N-1A as filed on November 10, 1993.

                    (f) Purchase Agreement dated September 30, 1994 between the Registrant and Provident Distributors, Inc. relating to shares of Class A-4, Class D-4, Class E-4, Class F-4, Class G-4, Class H-4, Class K-4, Class L-4, Class M-4, Class N-4, Class O-4, Class P-4, Class R-4,

                         Class S-4, Class T-4, Class U-4, Class W-4, Class X-4, Class Y-4 is incorporated herein by reference to Exhibit (13)(f) of Post-Effective Amendment No. 14 to Registrant's Registration Statement on Form N-1A filed on January 18, 1995.

                    (g) Purchase Agreement dated February 1, 1994 between the Registrant and Provident Distributors, Inc. relating to shares of Class V-1, Class V-2, Class V-3, Class W-1, Class W-2, Class W-3, Class X-1, Class X-2, Class X-3, Class Y-1, Class Y-2 and Class Y-3 is incorporated herein by reference to Exhibit (13)(g) of Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A filed on May 11, 1995.

                    (h) Purchase Agreement dated August 1, 1995 between Registrant and Provident Distributors, Inc. relating to shares of Class Z-1, Class Z-2 and Class Z-3 is incorporated herein by reference to Exhibit (13)(h) of Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A filed on May 11, 1995.

                    (i) Form of Purchase Agreement between Registrant and Provident Distributors, Inc. relating to shares of Class AA-1, Class AA-2, Class AA-3, Class AA-4; Class BB-1, Class BB-2, Class BB-3 and Class BB-4; and Class CC-1, Class CC-2, Class CC-3 and Class CC-4 is incorporated herein by reference to Exhibit (13)(i) of Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A filed on October 12, 1995.

               (14)      None.

               (15) (a) Amended and Restated Distribution and Service Plan dated January 21, 1993 and Form of Distribution and Servicing Agreement is incorporated herein by reference to Exhibit 15(a) of Post-Effective Amendment No. 8 to

                         Registrant's Registration Statement on Form N-1A filed on January 22, 1993.

                    (b) Series B Distribution Plan dated September 23, 1994 is incorporated herein by reference to Exhibit No. 15(b) of Post-Effective Amendment No. 14 to Registrant's Registration Statement on Form N-1A filed on January 18, 1995.

                    (c) Form of Amended and Restated Distribution and Service Plan for Service, Series A Investor, Series B Investor, Series C Investor and Institutional Shares is incorporated herein by reference to Exhibit No. 15(c) of Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form N-1A filed on November 16, 1995.

               (16) Schedules for computation of performance quotations are incorporated herein by reference to Exhibit (16) of Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A filed on February 5, 1992.

               (18) Plan Pursuant to 18f-3 for Operation of a Multi-Class Distribution System is incorporated herein by reference to Exhibit (18) of Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A filed on October 6, 1995.

Item 25.  Persons Controlled by or under Common Control with Registrant

          Registrant is controlled by its Board of Trustees.

Item 26.  Number of Holders of Securities

          Provident Distributors, Inc. has provided the initial capitalization for and holds all of the outstanding shares of beneficial interest of the following classes as of September 29, 1995: D-4, F-4, H-4, K-4, N-4, O-4, R-4, S-4, T-4, U-4, V-2, X-1, X-3 and Y-4.

          With regard to the other portfolios, the following information is as of December 18, 1995.


                     Title of Class  Number of Record Holders
                     --------------  ------------------------

                     Class A-1                             30
                     Class B-1                             17
                     Class C-1                             12
                     Class D-1                              7
                     Class E-1                              1
                     Class F-1                              6
                     Class G-1                              7
                     Class H-1                              2
                     Class I-1                              2
                     Class J-1                              8
                     Class K-1                              2
                     Class L-1                              1
                     Class M-1                              1
                     Class N-1                              8
                     Class O-1                              1
                     Class P-1                              7
                     Class Q-1                              4
                     Class R-1                              1
                     Class S-1                              1
                     Class T-1                             12
                     Class U-1                              7
                     Class V-1                              2
                     Class W-1                              1
                     Class Y-1                              7
                     Class A-2                            597
                     Class B-2                             88
                     Class C-2                              9
                     Class D-2                            535
                     Class E-2                           2588
                     Class F-2                            419
                     Class G-2                            946
                     Class H-2                            255
                     Class I-2                              5
                     Class J-2                             37
                     Class K-2                            240
                     Class L-2                             58
                     Class M-2                            641
                     Class N-2                            728
                     Class O-2                            347
                     Class P-2                            998
                     Class Q-2                              4
                     Class R-2                             27
                     Class S-2                             37
                     Class T-2                            362
                     Class U-2                             96
                     Class W-2                              3
                     Class X-2                             48
                     Class Y-2                            137
                     Class A-3                              4
                     Class B-3                              3
                     Class C-3                              3
                     Class D-3                             12

                     Class E-3                              8
                     Class F-3                             23
                     Class G-3                             23
                     Class H-3                              2
                     Class I-3                              6
                     Class J-3                             20
                     Class K-3                              8
                     Class L-3                              2
                     Class M-3                              1
                     Class N-3                             32
                     Class O-3                              5
                     Class P-3                             28
                     Class Q-3                             14
                     Class R-3                              2
                     Class S-3                              8
                     Class T-3                             26
                     Class U-3                             18
                     Class V-3                              8
                     Class W-3                              1
                     Class Y-3                              8
                     Class A-4                              1
                     Class E-4                            405
                     Class G-4                            262
                     Class L-4                              7
                     Class M-4                            158
                     Class P-4                            271
                     Class X-4                            580

Item 27.  Indemnification

         Indemnification of Registrant's principal underwriter against certain losses is provided for in Section 7 of the Distribution Agreement filed herein as Exhibit (6)(a). Indemnification of PFPC Inc. and Compass Distributors, Inc. in their capacity as co-administrators is provided for in Section 7 of the Administration Agreement filed herein as Exhibit 9(e). Indemnification of Registrant's Custodian and Transfer Agent is provided for, respectively, in
Section 22 of the Custodian Agreement filed herein as Exhibit 8(a) and Section 17 of the Transfer Agency Agreement filed herein as Exhibit 9(e). Registrant intends to obtain from a major insurance carrier a trustees' and officers' liability policy covering certain types of errors and omissions. In addition,
Section 9.3 of the Registrant's Declaration of Trust incorporated by reference herein as Exhibit 1(a) provides as follows:

           Indemnification of Trustees, Officers, Representatives and Employees.
           --------------------------------------------------------------------
    The Trust shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee except with respect to any matter as to which he shall have been
              ------
    adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, provided that as to any
                                                    --------
    matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, provided that no person may satisfy any right of
                       --------
    indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this Section 9.3, provided that the indemnified person
                                            --------
    shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

         The Trustee shall indemnify officers, representatives and employees of the Trust to the same extent that Trustees are entitled to indemnification pursuant to this Section 9.3.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

         Section 9.6 of the Registrant's Declaration of Trust, filed herein as
Exhibit 1(a), also provides for the indemnification of shareholders of the Registrant. Section 9.6 states as follows:

         Indemnification of Shareholders.  In case any Shareholder or former
         -------------------------------
    Shareholder shall be held to be personally liable solely by reason of his being or having been a Shareholder and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the classes of Shares with the same alphabetical designation as that of the Shares owned by such Shareholder to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust shall, upon request by the Shareholder, assume the defense of any claim made against any Shareholder for any act or obligations of the Trust and satisfy any judgment thereon from such assets.


Item 28. Business and Other Connections of Investment Advisers

         PNC Asset Management Group, Inc. ("PAMG") performs investment advisory services for Registrant. PAMG was organized in 1994 for the purpose of providing advisory services to investment companies.

         (a) To Registrant's knowledge, none of the directors or officers of PAMG, except those set forth below, is, or has been at any time during Registrant's past two fiscal years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers and certain executives of PAMG also hold various positions with, and engage in business for, PNC Bank Corp, which indirectly owns all the outstanding stock of PAMG, or other subsidiaries of PNC Bank Corp. Set forth below are the names and principal businesses of the directors and certain executives of PAMG who are engaged in any other business, profession, vocation or employment of a substantial nature.

          (b) To Registrant's knowledge, none of the directors or officers of PNC Institutional Management Corporation ("PIMC"), except those set forth below, is, or has been at any time during Registrant's past two fiscal years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers and certain executives of PIMC also hold various positions with, and engage in business for, PNC Bank Corp., which indirectly owns all the outstanding stock of PIMC, or other subsidiaries of PNC Bank

Corp. Set forth below are the names and principal businesses of the directors and certain executives of PIMC who are engaged in any other business, profession, vocation or employment of a substantial nature.

          (c) Provident Capital Management, Inc. ("PCM") is an indirect wholly-owned subsidiary of PNC Bank Corp. PCM currently offers investment advisory services to institutional investors such as pension and profit-sharing plans or trusts, insurance companies and banks. To Registrant's knowledge, none of the directors or officers of PCM, except those set forth below, is, or has been at any time during the Registrant's past two fiscal years, engaged in any business, profession, vocation or employment of a substantial nature. Set forth below are the names and principal businesses of the directors and certain executives of PCM who are engaged in any other business, profession, vocation or employment of a substantial nature.

          (d) BlackRock Financial Management, Inc. ("BlackRock") is an indirect wholly-owned subsidiary of PNC Bank Corp. BlackRock currently offers investment advisory services to institutional investors such as pension and profit-sharing plans or trusts, insurance companies and banks. To Registrant's knowledge, none of the directors or officers of BlackRock, except those set forth below, is, or has been at any time during the Registrant's past two fiscal years, engaged in any business, profession, vocation or employment of a substantial nature. Set forth below are the names and principal businesses of the directors and certain executives of BlackRock who are engaged in any other business, profession, vocation or employment of a substantial nature.

          (e) PNC Equity Advisors Company ("PEAC") is an indirect wholly-owned subsidiary of PNC Bank Corp. PEAC currently offers investment advisory services to institutional investors such as pension and profit-sharing plans or trusts, insurance companies and banks. To Registrant's knowledge, none of the directors or officers of PEAC, except those set forth below, is, or has been at any time during the Registrant's past two fiscal years, engaged in any business, profession, vocation or employment of a substantial nature. Set forth below are the names and principal businesses of the directors and certain executives of PEAC who are engaged in any other business, profession, vocation or employment of a substantial nature.

          (f) Morgan Grenfell Investment Services Limited ("MGIS") is a subsidiary of Morgan Grenfell Asset Management. The list required by this Item 28 of officers and directors of MGIS, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form

ADV, filed by MGIS pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-12880).

                        PNC ASSET MANAGEMENT GROUP, INC.
                             DIRECTORS AND OFFICERS


POSITION WITH                       OTHER BUSINESS           TYPE OF
    PAMG               NAME           CONNECTIONS            BUSINESS
-------------  -------------------  --------------           --------

Chairman and   Richard C. Caldwell  Director, PNC            Investment
Director                            Institutional            Advisory
                                    Management
                                    Corporation (29)

                                    Executive Vice           Banking
                                    President
                                    PNC Bank, National
                                    Association (1)

                                    Director, PNC Equity     Investment
                                    Advisors Company*        Advisory

                                    Director, PNC Bank,      Banking
                                    New England (26)

                                    Director, PNC Bank,      Fiduciary
                                    FSB (27)                 Activities

                                    Director, BlackRock      Investment
                                    Financial Management,    Advisory
                                    Inc. (15)

                                    Director                 Banking
                                    PNC National Bank (2)

                                    Director                 Fiduciary
                                    PNC Trust Company of     Activities
                                    New York (11)

                                    Director, Provident      Advisory
                                    Capital Management
                                    Inc. (5)

                                    Executive Vice           Bank
                                    President                Holding
                                    PNC Bank Corp. (14)      Company


                                    Director                 Banking
                                    PNC Bank, New Jersey,
                                    National Association
                                    (16)

                                    Director                 Financial-
                                    PFPC Inc. (3)            Related
                                                             Services


Director       J. Richard Carnall   Chairman and             Investment
                                    Director, PNC            Advisory
                                    Institutional
                                    Management
                                    Corporation (29)


POSITION WITH                       OTHER BUSINESS           TYPE OF
    PAMG               NAME           CONNECTIONS            BUSINESS
-------------  -------------------  --------------           --------

                                    Executive Vice           Banking
                                    President
                                    PNC Bank, National
                                    Association (1)

                                    Director                 Banking
                                    PNC National Bank (2)

                                    Chairman and Director    Financial-
                                    PFPC Inc. (3)            Related
                                                             Services


                                    Director                 Fiduciary
                                    PNC Trust Company of     Activities
                                    New York (11)

                                    Director                 Equipment
                                    Hayden Bolts, Inc.*


                                    Director                 Real Estate
                                    Parkway Real Estate
                                    Company*

                                    Director                 Investment
                                    Provident Capital        Advisory
                                    Management Inc. (5)

Director       Young D. Chin        Director, President &    Investment
                                    CEO, Provident           Advisory
                                    Capital Management,
                                    Inc. (5)

                                    Director                 Investment
                                    PNC Equity Advisors      Advisory
                                    Company (28)

                                    Senior Vice President    Banking
                                    Investment Strategy,
                                    PNC Bank, National
                                    Association (1)

Director       Robert J. Christian  Director, Provident      Investment
                                    Capital Management,      Advisory
                                    Inc. (5)

                                    Chairman, Director       Investment
                                    PNC Equity Advisors      Advisory
                                    Company (28)

                                    Chief Investment         Banking
                                    Officer, PNC Bank,
                                    National Association
                                    (1)


POSITION WITH                         OTHER BUSINESS         TYPE OF
    PAMG               NAME             CONNECTIONS          BUSINESS
-------------  -------------------    --------------         --------

Director       Vincent J. Ciavardini  President and Chief    Financial-
                                      Financial Officer,     Related
                                      PFPC, Inc. (3)         Services

                                      Senior Vice President  Banking
                                      of PIMC (29)

Director       Laurence D. Fink       Chairman and CEO of    Investment
                                      BlackRock Financial    Advisor
                                      Management Inc. (15)


Director       Ralph L. Schlosstein   President of             Investment
                                      BlackRock Financial      Advisor
                                      Management Inc. (15)

Senior Vice    Thomas Whitford        None
 President

                    PNC INSTITUTIONAL MANAGEMENT CORPORATION
                             DIRECTORS AND OFFICERS


POSITION WITH                              OTHER BUSINESS                TYPE OF
    PIMC                  NAME               CONNECTIONS                 BUSINESS
-------------     -------------------      --------------                --------

Chairman and      J. Richard Carnall       See PAMG List
Director

Director          Richard C. Caldwell      See PAMG List

Director          Richard L. Smoot         President and Chief           Banking
                                           Executive Officer
                                           PNC Bank, National
                                           Association (1)

                                           Senior Vice President         Bank
                                           PNC Bank Corp. (14)           Holding
                                                                         Company

                                           Director                      Financial-
                                           PFPC Inc. (3)                 Related
                                           Services

                                           Director                      Fiduciary
                                           PNC Trust Company of NY (11)  Activities

                                           Director, Chairman and        Banking
                                           President
                                           PNC Bank, New Jersey,
                                           National Association (16)

                                           Director, Chairman, and CEO   Banking
                                           PNC National Bank (2)

                                           Chairman & Director           Leasing
                                           PNC Credit Corp (13)

Secretary         Michelle L. Petrilli     Chief Counsel                 Banking
                                           PNC Bank, DE (20)

                                           Secretary                     Financial-
                                           PFPC Inc. (3)                 Related
Services
President and     Thomas H. Nevin          None.
Chief Investment
Officer

Chief Financial   Nicholas M. Marsini,Jr.  Senior Vice President         Banking
Officer                                    PNC Bank, National
                                           Association (1)

                                           Director                      Financial
                                           PFPC Inc. (3)                 Related
                                                                         Services

                                           Senior Vice President and     Banking
                                           Chief Financial Officer
                                           PNC Bank, Delaware (20)


POSITION WITH                             OTHER BUSINESS                TYPE OF
    PIMC                 NAME               CONNECTIONS                 BUSINESS
-------------    -------------------      --------------                --------

                                          Director, Vice President      Banking
                                          and Treasurer
                                          PNC National Bank (2)


                                          Director                      Banking
                                          PNC Bank, New Jersey
                                          National Association (16)

                                          Director                      Fiduciary
                                          PNC Trust Company of          Activities
                                          New York (11)

                                          Director and Treasurer        Holding
                                          PNC Bancorp, Inc. (9)         Company

                                          Director and Treasurer        Investment
                                          PNC Capital Corp. (17)        Activities

                                          Director and Treasurer        Banking
                                          PNC Holding Corp. (18)

                                          Director and Treasurer        Investment
                                          PNC Venture Corp. (19)        Activities

Executive Vice   Charles B. Landreth      Vice President
President                                 PNC Bank, National
                                          Association (1)               Banking

Senior Vice      Vincent J. Ciavardini    President and Chief           Financial-
President                                 Financial Officer             Related
                                          PFPC Inc. (3)                 Services

Senior Vice      Scott Moss               None.
President


Senior Vice      John N. Parthemore       None.
President

Senior Vice      Dushyant Pandit          None.
President

Senior Vice      James R. Smith           None.
President

Group Vice       William F. Walsh         None.
President

Vice President,  Stephen M. Wynne         Executive Vice President and  Financial-
Chief                                     Chief Accounting Officer      Related
Accounting                                PFPC Inc. (3)                 Services
Officer and
Assistant
Secretary

Controller       Pauline M. Heintz        Vice President                Financial-
                                          PFPC Inc. (3)                 Related
                                                                        Services


POSITION WITH                               OTHER BUSINESS                TYPE OF
    PIMC                   NAME               CONNECTIONS                 BUSINESS
-------------      -------------------      --------------                --------

Vice President     John R. Antczak          None.

Vice President     Jeffrey W. Carson        None.

Vice President     Katherine A. Chuppe      None.

Vice President     Mary J. Coldren          None.

Vice President     Michele C. Dillion       None.

Vice President     Patrick J. Ford          None.

Vice President     Richard Hoerner          None.

Vice President     Michael S. Hutchinson    None.

Vice President     Michael J. Milligan      None.

Vice President     Allyn Plambeck           None.

Vice President     W. Don Simmons           None.

Vice President     Charles Allen Stiteler   None.

----------
*Information regarding this corporation can be obtained from the office of the Secretary.

                       PROVIDENT CAPITAL MANAGEMENT INC.
                            DIRECTORS AND OFFICERS


                                           OTHER BUSINESS
         NAME           TITLE                CONNECTIONS
         ----           -----              --------------

Richard C. Caldwell    Director       See PIMC list

Ernest E. Cecilia      Director       Director, CIO, President,
                                      CEO, PNC Equity Advisors
                                      Company (28)

                                      Director, Equity
                                      Research, PNC Asset
                                      Management Group,
                                      Inc. (30)

                                      Director, Equity
                                      Research, PNC Bank,
                                      National Association (1)

Robert J. Christian    Director       See PAMG List.

Young D. Chin          Director       See PAMG List.


                                           OTHER BUSINESS
       NAME              TITLE              CONNECTIONS
       ----              -----             --------------

Timothy M. Alles     Treasurer       Director, PNC Trust
                                     Company of New York (11)

                                     Treasurer, PNC Service
                                     Corp. (4)

                                     Vice President, PNC Bank
                                     Corp. (14)

                                     Vice President and
                                     Controller, PNC Bank, FSB
                                     (27)

                                     Controller, Provident
                                     National Financial Corp.*

                                     Treasurer, Provident
                                     Realty Inc. (8)

                                     Treasurer, PNC New Jersey
                                     Credit Corp. (10)

Beth Wagner-Coyne    Vice President  None

Lynn K. Shipman      Secretary       None

Earl J. Gaskins      Vice President  None

Larry Bernstein      Vice President  None

J. H. Hill, Jr.      Vice President  None

Susan D. Menzies     Vice President  None

Edwin B. Powell      Vice President  None

Herve Van Caloen     Vice President  None

                      BLACKROCK FINANCIAL MANAGEMENT INC.
                            DIRECTORS AND OFFICERS


                                                           OTHER BUSINESS
          NAME                      TITLE                    CONNECTIONS
          ----                      -----                  --------------

Scott M. Amero             Managing Director         VP of 10 BlackRock closed
                                                     end funds

Keith T. Anderson          Managing Director         VP of 21 BlackRock closed
                                                     end funds

Richard C. Caldwell        Director                  See PIMC List

Wesley R. Edens            Managing Director         COO & Director of 4
                                                     BlackRock closed end
                                                     funds

Laurence D. Fink           Chairman and Director     Chairman & Director of 25
                                                     BlackRock closed end
                                                     funds; and Director of
                                                     PNC Asset Management
                                                     Group, Inc.

Hugh R. Frater             Managing Director         None

Henry Gabbay               Chief Operating Officer   Treasurer of 25 BlackRock
                           and Managing Director     closed end funds

Bennett W. Golub, Ph.D.    Managing Director         None

Charles S. Hallac          Managing Director         None

Michael C. Huebsch         Managing Director         VP of 21 BlackRock closed
                                                     end funds

Robert S. Kapito           Managing Director         VP of 21 BlackRock closed
                                                     end funds

P. Phillip Matthews        Managing Director         None

Barbara G. Novick          Managing Director         Secretary of 21 BlackRock
                                                     closed end funds

Karen H. Sabath            Managing Director         Assistant Secretary of 21
                                                     BlackRock closed end
                                                     funds

Ralph L. Schlosstein       President & Director      President & Director of
                                                     21 BlackRock closed end
                                                     funds; and President of 4
                                                     BlackRock closed end
                                                     funds

Joel M. Shaiman            Managing Director         None

J. Robert Small            Principal & Controller    Assistant Secretary of 4
                                                     BlackRock closed end
                                                     funds

Susan L. Wagner            Managing Director         Secretary of 4 BlackRock
                                                     closed end funds

                          PNC EQUITY ADVISORS COMPANY
                            DIRECTORS AND OFFICERS


                                                            OTHER BUSINESS
          NAME                      TITLE                     CONNECTIONS
          ----                      -----                   --------------

Timothy M. Alles           CFO, Treasurer            See Provident Capital
                                                     Management List

Richard C. Caldwell        Director                  See PIMC List

Ernest E. Cecilia          Director, CIO,            See Provident Capital
                           President                 Management List
                           & CEO

Young D. Chin              Director                  See Provident Capital
                                                     Management List

Robert J. Christian        Chairman and Director     See Provident Capital
                                                     Management List

Lisa P. Howard             Chief Compl. Officer      None

Leah L. Tompkins           Secretary, Chief Legal    Senior Counsel, PNC Bank,
                           Counsel                   National Association (1)

Thomas H. O'Brien          CEO, PNC Bank Corp.

(1) PNC Bank, National Association, 120 S. 17th Street, Philadelphia, PA 19103; Broad & Chestnut Streets, Philadelphia, PA 19101; and 17th and Chestnut Streets, Philadelphia, PA 19103.

(2)  PNC National Bank, 103 Bellevue Parkway, Wilmington, DE  19809.

(3)  PFPC Inc., 400 Bellevue Parkway, Wilmington, DE  19809.

(4)  PNC Service Corp, 103 Bellevue Parkway, Wilmington, DE  19809.

(5) Provident Capital Management, Inc., 30 S. 17th Street, Suite 1500, Philadelphia, PA 19103.

(6)  PNC Investment Corp., Broad and Chestnut Streets, Philadelphia, PA  19101.

(7) Provident Realty Management, Inc., Broad and Chestnut Streets, Philadelphia, PA 19101.

(8)  Provident Realty, Inc., Broad and Chestnut Streets, Philadelphia, PA
     19101.

(9)  PNC Bancorp, Inc., 3411 Silverside Road, Wilmington, DE  19810.

(10) PNC New Jersey Credit Corp, 1415 Route 70 East, Suite 604, Cherry Hill, NJ 08034.

(11) PNC Trust Company of New York, 40 Broad Street, New York, NY  10084.

(12) Provcor Properties, Inc., Broad and Chestnut Streets, Philadelphia, PA
     19101.

(13) PNC Credit Corp, 103 Bellevue Parkway, Wilmington, DE  19809.

(14) PNC Bank Corp., 5th Avenue and Wood Streets, Pittsburgh, PA  15265.

(15) BlackRock Financial Management Inc., 435 Park Avenue, New York, NY 10154.

(16) PNC Bank, New Jersey, National Association, Woodland Falls Corporate Park, 210 Lake Drive East, Cherry Hill, NJ 08002.

(17) PNC Capital Corp, 5th Avenue and Woods Streets, Pittsburgh, PA  15265.

(18) PNC Holding Corp, 222 Delaware Avenue, P.O. Box 791, Wilmington, DE  19899.

(19) PNC Venture Corp, 5th Avenue and Woods Streets, Pittsburgh, PA  15265.

(20) Bank of Delaware, 200 Delaware Avenue, Wilmington, DE  19801.

(21) Bank of Delaware Corp., 300 Delaware Avenue, Wilmington, DE  19801.

(22) Del-Vest, Inc., 300 Delaware Avenue, Wilmington, DE  19801.

(23) Marand Corp., 222 Delaware Avenue, Wilmington, DE  19801.

(24) Millsboro Insurance Agency, 300 Delaware Avenue, Wilmington, DE  19801.

(25) Roney-Richards, Inc., 300 Delaware Avenue, Wilmington, DE  19801.

(26) PNC Bank, New England (f/k/a The Massachusetts Company), 125 High Street, Boston, MA.

(27) PNC Bank, FSB, P.O. Box 4026, Vero Beach, FL.

(28) PNC Equity Advisors Company, 1835 Market Street, 15th Floor, Eleven Penn Center, Philadelphia, PA 19103.

(29) PNC Institutional Management Corporation 400 Bellevue Parkway, Wilmington, DE 19809.

(30) PNC Asset Management Group, Inc. 1835 Market Street, 15th Floor, Eleven Penn Center, Philadelphia, PA 19103.

(31) Bell Atlantic Corporation, 1717 Arch Street, Philadelphia, PA  19102.

(32) Agnes Irwin School, Ithan Avenue and Conestoga Road, P. O. Box 407, Rosemont, PA 19010.

(33) Episcopal Community Services, 225 South 3rd Street, Philadelphia, PA
     19106.

(34) Greater Philadelphia Chamber of Commerce, 1234 Market Street, Philadelphia, PA 19107.

(35) The Greater Philadelphia First Corporation, 1818 Market Street, Philadelphia, PA 19103.

(36) Pennsylvania Ballet, 1101 South Broad Street, Philadelphia, PA  19147.

(37) The Philadelphia Orchestra, 1420 Locust Street, Philadelphia, PA  19102.

(38) Police Athletic League of Philadelphia, 3201 North 5th Street, Philadelphia, PA 19140.

(39) Settlement Music School, 416 Queen Street, Philadelphia, PA  19147.

(40) Widener University, One University Plaza, Chester, PA  19013.

(41) United Negro College Fund Inc., 1650 Arch Street, Philadelphia, PA  19103.

(42) The Greater Philadelphia Urban Affairs Coalition, 1207 Chestnut Street, Philadelphia, PA 19107.

Item 29.  Principal Underwriter

          (a)  Not applicable.

          (b) The information required by this Item 29 with respect to each director, officer or partner of Compass Distributors, Inc. is incorporated by reference to Schedule A of FORM BD filed by Compass Distributors, Inc. with the Securities and Exchange Commission pursuant to the Securities Exchange Act of 1934.

          (c)  Not applicable.

Item 30.  Location of Accounts and Records

               (1) PNC Bank, National Association, Broad and Chestnut Streets, Philadelphia, Pennsylvania 19102 (records relating to its functions as custodian).

               (2) Provident Capital Management, Inc., 30 South 17th Street, Philadelphia, Pennsylvania 19103 (records relating to its functions as investment sub-adviser).

               (3) Compass Distributors, Inc., 259 Radnor-Chester Road, Suite 135, Radnor, Pennsylvania 19807 (records relating to its functions as distributor and co-administrator).

               (4) PNC Asset Management Group, Inc., 1835 Market Street, 15th Floor, Eleven Penn Center, Philadelphia, PA 19103 (records relating to its functions as investment adviser).

               (5) PNC Institutional Management Corporation, Bellevue Corporate Center, 103 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as investment sub-adviser).

               (6) BlackRock Financial Management, Inc., 345 Park Avenue, New York, New York 10154 (records relating to its functions as investment sub-adviser).

               (7) PNC Equity Advisors Company, 1835 Market Street, 15th Floor, Philadelphia, Pennsylvania 19103 (records relating to its functions as investment sub-adviser).

               (8) PFPC Inc., Bellevue Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as co-administrator, transfer agent and dividend disbursing agent).

               (9) The Chase Manhattan Bank, N.A., 1285 Avenue of the Americas, New York, New York 10019 (records relating to its function as sub-custodian).

               (10) State Street Bank and Trust Company, P.O. Box 1631, Boston,
                    Massachusetts (records relating to its function as sub-custodian).

               (11) Barclays Bank PLC, 75 Wall Street, New York, New York 10265
                    (records relating to its function as sub-custodian).

               (12) Morgan Grenfell Investment Services Limited, 20 Finsbury
                    Circus, London, England EC2M1NB (records relating to its functions as investment sub-adviser).

               (13) Compass Capital Group, Inc., 345 Park Avenue, New York, New
                    York 10154 (records relating to its functions as co-administrator).

               (14) Drinker Biddle & Reath, Philadelphia National Bank Building,
                    1345 Chestnut Street, Philadelphia, Pennsylvania 19107-3496 (registrant's declaration of trust, code of regulations and minute books).

Item 31.  Management Services

          None.

Item 32.  Undertakings

          Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders upon request and without charge.

                                  SIGNATURES
                                  ----------

          Pursuant to the requirements of the Securities Act of 1933 (the "1933 Act") and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness for this Post-Effective Amendment No. 20 to its Registration Statement pursuant to Rule 485(b) under the 1933 Act, and has duly caused this Post-Effective Amendment No. 20 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia and the Commonwealth of Pennsylvania on the 11th day of January, 1996.

                                 COMPASS CAPITAL FUNDS
                                 Registrant



                                 By *G. Willing Pepper
                                    ----------------------------
                                     G. Willing Pepper, President
                                     (Principal Executive Officer)

          Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 20 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated:


    Signature                   Title                   Date
    ---------                   -----                   ----

*G. Willing Pepper            President                 January 11, 1996
--------------------------    (Principal Executive
(G. Willing Pepper)           Officer)


*David R. Wilmerding, Jr.     Vice-Chairman of          January 11, 1996
--------------------------    the Board
(David R. Wilmerding, Jr.)


                              Vice-President
       /S/                    and Treasurer
-------------------------     (Principal
(Edward J. Roach)             Financial and
                              Accounting Officer)       January 11, 1996


*William O. Albertini         Trustee                   January 11, 1996
------------------------
(William O. Albertini)

------------------------      Trustee                   January 11, 1996
(Raymond J. Clark)

------------------------      Trustee                   January 11, 1996
(Robert M. Hernandez)

*Anthony M. Santomero         Trustee                   January 11, 1996
------------------------
(Anthony M. Santomero)

*By:     /S/
    --------------------------------
   Edward J. Roach, Attorney-in-Fact

                             COMPASS CAPITAL FUNDS


                            SECRETARY'S CERTIFICATE

     The undersigned, Morgan R. Jones, Secretary of Compass Capital Funds (the "Fund") hereby certifies that set forth below is a copy of the resolutions adopted by the Board of Trustees authorizing the signing of G. Willing Pepper and Edward J. Roach on behalf of the trustees and officers of the Fund pursuant to a power-of-attorney:

          RESOLVED, that the officers of the Fund be, and each of them hereby is, authorized in its name and on its behalf to execute and cause to be filed with the Securities and Exchange Commission Post-Effective Amendments to the Fund's Registration Statement on Form N-1A under the Investment Company Act of 1940 and the Securities Act of 1933, in such form as the officers executing the same may approve as necessary or desirable and proper, such approval to be conclusively evidenced by their execution thereof; and

          FURTHER RESOLVED, that the trustees and officers of the Fund who may be required to execute such Post-Effective Amendments, and each of them, hereby appoint G. Willing Pepper and Edward J. Roach, and each of them, their true and lawful attorney, or attorneys, to execute in their name, place and stead, in their capacity as trustee or officer, or both, of the Fund, the Post-Effective Amendments, and all instruments necessary or incidental in connection therewith, and file the same with the Securities and Exchange Commission; and each of said attorneys shall have power to act thereunder with or without the other of said attorneys and shall have full power of substitution and resubstitution; and each of said attorneys shall have full power and authority to do and perform in the name and on behalf of each of said trustees or officers, or any or all of them, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as each of said trustees or officers, or any or all of them, might or could do in person, said acts of said attorneys, or any of them, being hereby ratified and approved.


     IN WITNESS THEREOF, I have hereunto signed my name and affixed the seal of the Fund on January 11, 1996.


                                    _________/S/_______________
                                    Morgan R. Jones
                                    Secretary

                             Compass Capital Funds

                               POWER OF ATTORNEY
                               -----------------


     William O. Albertini, whose signature appears below, hereby constitutes and appoints G. Willing Pepper and Edward J. Roach, and either of them, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, or either of them, may deem necessary or advisable or which may be required to enable Compass Capital Funds (the "Company") to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (collectively, the "Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments (including post-effective amendments) to the Company's Registration Statement pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Company any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue hereof.



                                                    /S/ William O. Albertini
                                                    -------------------------

Date:  January 9, 1996

                                The PNC(R) Fund

                               POWER OF ATTORNEY
                               -----------------


     David R. Wilmerding, Jr., whose signature appears below, hereby constitutes and appoints G. Willing Pepper and Edward J. Roach, and either of them, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, or either of them, may deem necessary or advisable or which may be required to enable The PNC Fund (the "Company") to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (collectively, the "Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments (including post-effective amendments) to the Company's Registration Statement pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Company any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue hereof.



                                                    /S/ David R. Wilmerding, Jr.
                                                    ----------------------------

Date:  January 21, 1993

                                The PNC(R) Fund

                               POWER OF ATTORNEY
                               -----------------


     Anthony M. Santomero, whose signature appears below, hereby constitutes and appoints G. Willing Pepper and Edward J. Roach, and either of them, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, or either of them, may deem necessary or advisable or which may be required to enable The PNC Fund (the "Company") to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (collectively, the "Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments (including post-effective amendments) to the Company's Registration Statement pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Company any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue hereof.



                                                    /S/ Anthony M. Santomero
                                                    ------------------------

Date:  March 30, 1994

                                The PNC(R) Fund

                               POWER OF ATTORNEY
                               -----------------


     G. Willing Pepper, whose signature appears below, hereby constitutes and appoints Edward J. Roach his true and lawful attorney and agent, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorney and agent may deem necessary or advisable or which may be required to enable The PNC Fund (the "Company") to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (collectively, the "Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments (including post-effective amendments) to the Company's Registration Statement pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Company any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorney and agent shall do or cause to be done by virtue hereof.



                                                    /S/ G. Willing Pepper
                                                    ----------------------

Date:  January 21, 1993

                                   SIGNATURES


          As it relates to the Index Equity Portfolio only, The DFA Investment Trust Company consents to the filing of this Amendment to the Registration Statement of Compass Capital Funds which is signed on its behalf by the undersigned, thereunto duly authorized, in the City of Santa Monica, and the State of California on this 11th day of January, 1996.

                              THE DFA INVESTMENT TRUST COMPANY


                              */David G. Booth
                              -----------------------------
                              David G. Booth
                              President and Chairman-Chief
                              Executive Officer

          The undersigned Trustees and Principal Officers of The DFA Investment Trust Company consent to the filing of this Amendment to the Registration Statement of Compass Capital Funds as it relates to the Index Equity Portfolio only, on the dates indicated.



Signature                              Title           Date
---------                              -----           ----

*/David G. Booth              President, Chairman -    January 11, 1996
----------------------------  Chief Executive Officer
David G. Booth                and Trustee


*/Rex A. Sinquefield          Chairman, Chief          January 11, 1996
----------------------------  Investment Officer
Rex A. Sinquefield            and Trustee


*/George M. Constantinides    Trustee                  January 11, 1996
----------------------------
George M. Constantinides

*/John P. Gould               Trustee                  January 11, 1996
----------------------------
John P. Gould

*/Roger G. Ibbotson           Trustee                  January 11, 1996
----------------------------
Roger G. Ibbotson

*/Merton H. Miller            Trustee                  January 11, 1996
----------------------------
Merton H. Miller

*/Myron S. Scholes            Trustee                  January 11, 1996
----------------------------
Myron S. Scholes

*/Michael T. Scardina         Vice President, Chief    January 11, 1996
----------------------------  Financial Officer,
Michael T. Scardina           Controller and Treasurer




*By:   /s/
      ----------------------
      Irene R. Diamant
      Attorney-in-fact

                        THE DFA INVESTMENT TRUST COMPANY

                               POWER OF ATTORNEY
                               -----------------


          The undersigned officers and trustees of THE DFA INVESTMENT TRUST COMPANY (the "Fund") hereby appoint DAVID G. BOOTH, REX A. SINQUEFIELD, MICHAEL
T. SCARDINA, IRENE R. DIAMANT AND STEPHEN W. KLINE, ESQUIRE (with full power to any of them to act) as attorney-in-fact and agent, in all capacities, to execute, and to file any of the documents referred to be below relating to a Registration Statement under the Securities Act of 1933 and/or the Investment Company Act of 1940, including any and all amendments thereto, covering the registration of any registered investment company for which any Series of the Fund serves as a master fund in a master fund-feeder fund structure, including all exhibits and any and all documents required to be filed with respect thereto with any regulatory authority. Each of the undersigned grants to each of said attorneys full authority to do every act necessary to be done in order to effectuate the same as fully, to all intents and purposes, as he could do if personally present, thereby ratifying all that said attorneys-in-fact and agents may lawfully do or cause to be done by virtue hereof.

          The undersigned officers and trustees hereby execute this Power of Attorney as of the 20th day of December, 1995.


/s/                                      /s/
-------------------------                ------------------------------
David G. Booth,                          Rex A. Sinqufield, Chairman-
Chairman-Chief Executive                 Chief Investment Officer and
Officer, President and Trustee           Trustee


/s/                                      /s/
-------------------------                -------------------------------
George M. Constantinides,                John P. Gould, Trustee
Trustee


/s/                                      /s/
-------------------------                ------------------------------
Roger G. Ibbotson, Trustee               Merton H. Miller, Trustee


/s/                                      /s/
--------------------------               ------------------------------
Myron S. Scholes, Trustee                Michael T. Scardina, Chief
                                         Financial Officer, Treasurer
                                         and Vice President

                                 EXHIBIT INDEX
                                 -------------


Exhibit No.                Description                    Page No.
-----------                -----------                    --------


     (6)  (d)  Form of Amendment No. 3 to Distribution
               Agreement between Registrant and Compass
               Distributors, Inc.

     (9)  (e)  Form of Administration Agreement among
               Registrant, PFPC Inc. and Compass
               Distributors, Inc.

     (11) (a)  Consent of Coopers & Lybrand, LLP.

     (11) (b)  Consent of Deloitte & Touche, LLP.

     (11) (c)  Consent of Drinker Biddle & Reath.